UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Lincoln Street, Boston, Massachusetts 02111

(Address of principal executive offices) (zip code)

Joshua A. Weinberg, Esq.

Managing Director and Managing Counsel

SSGA Funds Management, Inc.

One Lincoln Street

Boston, Massachusetts 02111

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq. Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: June 30

Date of reporting period: December 31, 2016

Item 1. Reports to Shareholders.

Semi-Annual Report

31 December 2016

SPDR® Series Trust – Fixed Income Funds

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

SPDR BLOOMBERG BARCLAYS 1-3 MONTH T-BILL ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	U.S. TREASURY BILL 4.13% 02/02/2017	U.S. TREASURY BILL 4.69% 03/02/2017	U.S. TREASURY BILL 4.77% 03/30/2017	U.S. TREASURY BILL 4.32% 02/09/2017	U.S. TREASURY BILL 4.32% 02/16/2017
MARKET VALUE	$204,432,012	199,902,948	199,817,901	168,860,480	168,844,884
% OF NET ASSETS	13.0	12.7	12.7	10.7	10.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2016*

PORTFOLIO COMPOSITION	PERCENT OF NET ASSETS
U.S. Treasury Obligations	99.9%
Short-Term Investment	0.1
Liabilities in Excess of Other Assets	(0.0)**
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Less than 0.05% of net assets.

1

SPDR BLOOMBERG BARCLAYS TIPS ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	TREASURY INFLATION PROTECTED INDEXED NOTES 0.13% 04/15/2018	TREASURY INFLATION PROTECTED INDEXED NOTES 0.13% 04/15/2019	TREASURY INFLATION PROTECTED INDEXED NOTES 0.13% 04/15/2020	TREASURY INFLATION PROTECTED INDEXED NOTES 0.13% 04/15/2021	TREASURY INFLATION PROTECTED INDEXED NOTES 0.13% 01/15/2022
MARKET VALUE	$33,694,624	33,352,260	33,351,686	29,465,913	28,229,391
% OF NET ASSETS	4.3	4.3	4.3	3.8	3.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2016*

PORTFOLIO COMPOSITION	PERCENT OF NET ASSETS
U.S. Treasury Obligations	99.7%
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

2

SPDR BLOOMBERG BARCLAYS 0-5 YEAR TIPS ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	TREASURY INFLATION PROTECTED INDEXED NOTES 0.13% 04/15/2018	TREASURY INFLATION PROTECTED INDEXED NOTES 0.13% 04/15/2019	TREASURY INFLATION PROTECTED INDEXED NOTES 0.13% 04/15/2020	TREASURY INFLATION PROTECTED INDEXED NOTES 0.13% 04/15/2017	TREASURY INFLATION PROTECTED INDEXED NOTES 0.13% 04/15/2021
MARKET VALUE	$530,742	528,917	526,534	480,994	474,505
% OF NET ASSETS	10.8	10.8	10.7	9.8	9.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2016*

PORTFOLIO COMPOSITION	PERCENT OF NET ASSETS
U.S. Treasury Obligations	99.6%
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

3

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	TREASURY INFLATION PROTECTED INDEXED NOTES 0.13% 04/15/2018	TREASURY INFLATION PROTECTED INDEXED NOTES 0.13% 04/15/2019	TREASURY INFLATION PROTECTED INDEXED NOTES 0.13% 04/15/2020	TREASURY INFLATION PROTECTED INDEXED NOTES 0.13% 04/15/2021	TREASURY INFLATION PROTECTED INDEXED NOTES 0.13% 01/15/2022
MARKET VALUE	$3,393,559	3,358,757	3,357,475	2,966,943	2,842,933
% OF NET ASSETS	5.8	5.7	5.7	5.1	4.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2016*

PORTFOLIO COMPOSITION	PERCENT OF NET ASSETS
U.S. Treasury Obligations	99.7%
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

4

SPDR BLOOMBERG BARCLAYS SHORT TERM TREASURY ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	TREASURY NOTES 1.25% 11/30/2018	TREASURY NOTES 3.13% 05/15/2019	TREASURY NOTES 2.63% 11/15/2020	TREASURY NOTES 1.38% 04/30/2020	TREASURY NOTES 1.13% 06/30/2021
MARKET VALUE	$3,331,959	2,930,767	2,825,470	2,821,611	2,780,293
% OF NET ASSETS	2.4	2.1	2.0	2.0	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2016*

PORTFOLIO COMPOSITION	PERCENT OF NET ASSETS
U.S. Treasury Obligations	99.5%
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(2.3)
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

5

SPDR BLOOMBERG BARCLAYS INTERMEDIATE TERM TREASURY ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	TREASURY NOTES 2.13% 05/15/2025	TREASURY NOTES 1.13% 04/30/2020	TREASURY NOTES 1.38% 10/31/2020	TREASURY NOTES 3.63% 02/15/2020	TREASURY NOTES 1.50% 08/15/2026
MARKET VALUE	$9,312,737	8,361,596	7,934,582	7,875,973	7,351,969
% OF NET ASSETS	1.8	1.6	1.5	1.5	1.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2016*

PORTFOLIO COMPOSITION	PERCENT OF NET ASSETS
U.S. Treasury Obligations	99.5%
Short-Term Investments	2.9
Liabilities in Excess of Other Assets	(2.4)
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

6

SPDR BLOOMBERG BARCLAYS LONG TERM TREASURY ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	TREASURY BONDS 2.88% 05/15/2043	TREASURY BONDS 3.63% 02/15/2044	TREASURY BONDS 2.88% 08/15/2045	TREASURY BONDS 3.75% 11/15/2043	TREASURY BONDS 3.00% 11/15/2044
MARKET VALUE	$16,840,277	16,209,845	13,488,221	13,433,515	13,078,507
% OF NET ASSETS	4.9	4.7	3.9	3.9	3.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2016*

PORTFOLIO COMPOSITION	PERCENT OF NET ASSETS
U.S. Treasury Obligations	99.1%
Short-Term Investments	1.6
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

7

SPDR BLOOMBERG BARCLAYS SHORT TERM CORPORATE BOND ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	TREASURY NOTE 1.38% 12/15/2019	BANK OF AMERICA CORP. SERIES MTN 6.88% 04/25/2018	JPMORGAN CHASE & CO. 6.00% 01/15/2018	ANHEUSER-BUSCH INBEV FINANCE, INC. 1.90% 02/01/2019	GOLDMAN SACHS GROUP, INC. 6.15% 04/01/2018
MARKET VALUE	$47,881,919	19,639,158	18,891,532	16,577,804	15,020,756
% OF NET ASSETS	1.4	0.6	0.5	0.5	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2016*

PORTFOLIO COMPOSITION	PERCENT OF NET ASSETS
Corporate Bonds & Notes	97.7%
U.S. Treasury Obligations	1.4
Short-Term Investments	0.7
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

8

SPDR BLOOMBERG BARCLAYS INTERMEDIATE TERM CORPORATE BOND ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	ANHEUSER-BUSCH INBEV FINANCE, INC. 2.65% 02/01/2021	ANHEUSER-BUSCH INBEV FINANCE, INC. 3.65% 02/01/2026	VERIZON COMMUNICATIONS, INC. 5.15% 09/15/2023	GE CAPITAL INTERNATIONAL FUNDING CO. 2.34% 11/15/2020	CITIGROUP, INC. 2.90% 12/08/2021
MARKET VALUE	$5,035,864	4,689,938	4,626,319	4,423,685	3,844,379
% OF NET ASSETS	0.3	0.3	0.3	0.3	0.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2016*

PORTFOLIO COMPOSITION	PERCENT OF NET ASSETS
Corporate Bonds & Notes	99.0%
Short-Term Investments	0.4
Other Assets in Excess of Liabilities	0.6
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

9

SPDR BLOOMBERG BARCLAYS LONG TERM CORPORATE BOND ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	ANHEUSER-BUSCH INBEV FINANCE, INC. 4.90% 02/01/2046	GE CAPITAL INTERNATIONAL FUNDING CO. 4.42% 11/15/2035	ANHEUSER-BUSCH INBEV FINANCE, INC. 4.70% 02/01/2036	VERIZON COMMUNICATIONS, INC. 6.55% 09/15/2043	VERIZON COMMUNICATIONS, INC. 5.01% 08/21/2054
MARKET VALUE	$1,658,041	1,563,777	937,299	912,405	839,099
% OF NET ASSETS	0.9	0.8	0.5	0.5	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2016*

PORTFOLIO COMPOSITION	PERCENT OF NET ASSETS
Corporate Bonds & Notes	98.8%
Short-Term Investments	0.3
Other Assets in Excess of Liabilities	0.9
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

10

SPDR BLOOMBERG BARCLAYS ISSUER SCORED CORPORATE BOND ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	DEUTSCHE TELEKOM INTERNATIONAL FINANCE B.V. 8.75% 06/15/2030	PROLOGIS L.P. 3.75% 11/01/2025	SOCIETE GENERALE SA 2.75% 10/12/2017	BP CAPITAL MARKETS PLC 1.38% 11/06/2017	BNP PARIBAS SA 2.38% 05/21/2020
MARKET VALUE	$161,921	153,521	151,393	149,915	149,083
% OF NET ASSETS	0.5	0.5	0.5	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2016*

PORTFOLIO COMPOSITION	PERCENT OF NET ASSETS
Corporate Bonds & Notes	98.3%
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

11

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	NVIDIA CORP. 1.00% 12/01/2018	MANDATORY EXCHANGEABLE TRUST 5.75% 06/03/2019	WELLS FARGO & CO. SERIES L 7.50% 12/31/2049	ALLERGAN PLC SERIES A 5.50% 03/01/2018	BANK OF AMERICA CORP. SERIES L 7.25% 12/31/2049
MARKET VALUE	$204,965,898	183,418,080	121,059,890	100,096,511	92,799,105
% OF NET ASSETS	6.6	5.9	3.9	3.2	3.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2016*

PORTFOLIO COMPOSITION	PERCENT OF NET ASSETS
Corporate Bonds & Notes	60.3%
Convertible Preferred Stocks	37.8
Short-Term Investments	4.4
Liabilities in Excess of Other Assets	(2.5)
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

12

SPDR BLOOMBERG BARCLAYS MORTGAGE BACKED BOND ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	FEDERAL HOME LOAN MORTGAGE CORP. TBA 3.50% 01/01/2047	FEDERAL HOME LOAN MORTGAGE CORP. TBA 4.00% 01/01/2047	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 3.00% 09/20/2046	FEDERAL NATIONAL MORTGAGE ASSOCIATION 3.00% 10/01/2046	FEDERAL NATIONAL MORTGAGE ASSOCIATION 3.50% 04/01/2046
MARKET VALUE	$4,633,883	4,070,566	3,959,501	3,445,408	3,428,299
% OF NET ASSETS	1.5	1.3	1.2	1.1	1.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2016*

PORTFOLIO COMPOSITION	PERCENT OF NET ASSETS
U.S. Government Agency Obligations	99.1%
Short-Term Investments	9.0
Liabilities in Excess of Other Assets	(8.1)
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

13

SPDR BLOOMBERG BARCLAYS AGGREGATE BOND ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	TREASURY NOTES 1.38% 01/31/2020	TREASURY NOTES 0.75% 01/31/2018	TREASURY NOTES 2.63% 11/15/2020	TREASURY NOTES 2.50% 05/15/2024	TREASURY NOTES 2.00% 02/15/2023
MARKET VALUE	$17,234,261	13,846,417	12,502,063	10,884,874	8,967,680
% OF NET ASSETS	1.4	1.1	1.0	0.9	0.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2016*

PORTFOLIO COMPOSITION	PERCENT OF NET ASSETS
U.S. Treasury Obligations	35.5%
U.S. Government Agency Obligations	30.7
Corporate Bonds & Notes	27.4
Foreign Government Obligations	3.3
Short-Term Investments	2.4
Mortgage-Backed Securities	1.1
Municipal Bonds & Notes	1.0
Asset-Backed Securities	0.4
Liabilities in Excess of Other Assets	(1.8)
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

14

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	HAWAII, STATE GENERAL OBLIGATION SERIES FH 5.00% 10/01/2023	CALIFORNIA, STATE GENERAL OBLIGATION 5.00% 12/01/2024	CALIFORNIA, STATE GENERAL OBLIGATION 5.00% 09/01/2021	NEW YORK, NY, CITY TRANSITIONAL FINANCE AUTHORITY, FUTURE TAX SECURED REVENUE SUBSERIES FI 5.00% 08/01/2039	CALIFORNIA, STATE GENERAL OBLIGATION SERIES B 5.00% 08/01/2024
MARKET VALUE	$12,831,371	11,806,014	11,725,829	10,900,048	10,561,096
% OF NET ASSETS	0.6	0.6	0.6	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2016*

PORTFOLIO COMPOSITION	PERCENT OF NET ASSETS
Municipal Bonds & Notes	99.4%
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

15

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	CALIFORNIA, STATE GENERAL OBLIGATION 5.00% 08/01/2020	CALIFORNIA, BAY AREA TOLL AUTHORITY, TOLL BRIDGE REVENUE SERIES C 1.88% 04/01/2047	CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK 5.00% 10/01/2020	CALIFORNIA, STATE GENERAL OBLIGATION 5.00% 08/01/2020	CENTRAL PLAINS ENERGY PROJECT, NE, GAS SUPPLY REVENUE 5.00% 08/01/2039
MARKET VALUE	$29,331,488	28,056,510	25,610,784	25,068,029	23,330,523
% OF NET ASSETS	0.9	0.8	0.8	0.7	0.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2016*

PORTFOLIO COMPOSITION	PERCENT OF NET ASSETS
Municipal Bonds & Notes	97.5%
Short-Term Investment	0.7
Other Assets in Excess of Liabilities	1.8
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

16

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	NEW YORK LIBERTY DEVELOPMENT CORP., REVENUE SERIES 1 5.00% 11/15/2044	CITY OF IRVINE, CA, SPECIAL TAX REVENUE 4.00% 09/01/2049	BUCKEYE, OH, TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES A-2 5.75% 06/01/2034	BUCKEYE, OH, TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES A-2 5.88% 06/01/2047	CALIFORNIA, GOLDEN STATE TOBACCO SECURITIZATION CORP., REVENUE SERIES A-1 5.75% 06/01/2047
MARKET VALUE	$4,698,284	4,484,504	4,210,879	4,088,824	4,048,860
% OF NET ASSETS	0.9	0.8	0.8	0.8	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2016*

PORTFOLIO COMPOSITION	PERCENT OF NET ASSETS
Municipal Bonds & Notes	93.7%
Short-Term Investment	3.9
Other Assets in Excess of Liabilities	2.4
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

17

SPDR CITI INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	SPAIN GOVERNMENT INFLATION LINKED BOND 1.80% 11/30/2024	JAPANESE GOVERNMENT CPI LINKED BOND SERIES 20 0.10% 03/10/2025	SPAIN GOVERNMENT INFLATION LINKED BOND 0.55% 11/30/2019	UNITED KINGDOM GILT INFLATION LINKED SERIES 8MO 2.00% 01/26/2035	UNITED KINGDOM GILT INFLATION LINKED SERIES 3MO 1.25% 11/22/2055
MARKET VALUE	$9,032,768	7,985,505	7,922,712	7,207,538	7,130,012
% OF NET ASSETS	1.8	1.6	1.6	1.4	1.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2016*

PORTFOLIO COMPOSITION	PERCENT OF NET ASSETS
Foreign Government Obligations	99.4%
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

18

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	GOVERNMENT OF JAPAN 5 YEAR BOND 0.10% 12/20/2019	GOVERNMENT OF JAPAN 5 YEAR BOND 0.20% 12/20/2018	AUSTRALIA GOVERNMENT BOND 5.25% 03/15/2019	GOVERNMENT OF JAPAN 5 YEAR BOND 0.20% 03/20/2019	BELGIUM GOVERNMENT BOND 3.00% 09/28/2019
MARKET VALUE	$4,577,717	2,851,097	2,432,155	2,204,695	2,203,626
% OF NET ASSETS	2.6	1.6	1.4	1.3	1.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2016*

PORTFOLIO COMPOSITION	PERCENT OF NET ASSETS
Foreign Government Obligations	97.8%
Short-Term Investment	1.3
Other Assets in Excess of Liabilities	0.9
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

19

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	GOVERNMENT OF JAPAN 10 YEAR BOND 0.10% 03/20/2026	GOVERNMENT OF JAPAN 10 YEAR BOND 0.10% 06/20/2026	GOVERNMENT OF JAPAN 10 YEAR BOND SERIES 344 0.10% 09/20/2026	DENMARK GOVERNMENT BOND 4.50% 11/15/2039	KOREA TREASURY BOND 3.50% 03/10/2024
MARKET VALUE	$10,369,066	6,908,115	6,898,718	6,752,593	6,501,729
% OF NET ASSETS	0.7	0.5	0.5	0.5	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2016*

PORTFOLIO COMPOSITION	PERCENT OF NET ASSETS
Foreign Government Obligations	98.2%
Short-Term Investment	0.9
Other Assets in Excess of Liabilities	0.9
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

20

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	DANONE SA 2.25% 11/15/2021	PANASONIC CORP. SERIES 12 0.39% 03/19/2020	ANHEUSER-BUSCH INBEV NV 1.50% 04/18/2030	VODAFONE GROUP PLC 2.20% 08/25/2026	DEUTSCHE BANK AG 1.13% 03/17/2025
MARKET VALUE	$923,554	862,782	824,604	780,801	700,567
% OF NET ASSETS	0.7	0.6	0.6	0.6	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2016*

PORTFOLIO COMPOSITION	PERCENT OF NET ASSETS
Corporate Bonds & Notes	98.5%
Short-Term Investment	0.0 **
Other Assets in Excess of Liabilities	1.5
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Less than 0.05% of net assets.

21

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	BRAZIL LETRAS DO TESOURO NACIONAL SERIES LTN 01/01/2019	BRAZIL NOTAS DO TESOURO NACIONAL SERIE F SERIES NTNF 10.00% 01/01/2021	KOREA TREASURY BOND SERIES 1803 2.75% 03/10/2018	BRAZIL NOTAS DO TESOURO NACIONAL SERIE F SERIES NTNF 10.00% 01/01/2023	INDONESIA TREASURY BOND SERIES FR73 8.75% 05/15/2031
MARKET VALUE	$1,846,039	1,774,607	1,627,286	1,569,005	1,473,379
% OF NET ASSETS	1.6	1.5	1.4	1.3	1.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2016*

PORTFOLIO COMPOSITION	PERCENT OF NET ASSETS
Foreign Government Obligations	98.2%
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	1.7
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

22

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	SFR GROUP SA 7.38% 05/01/2026	SPRINT CORP. 7.88% 09/15/2023	SFR GROUP SA 6.00% 05/15/2022	WESTERN DIGITAL CORP. 10.50% 04/01/2024	FRONTIER COMMUNICATIONS CORP. 11.00% 09/15/2025
MARKET VALUE	$85,423,500	79,471,365	66,166,825	65,682,340	64,851,654
% OF NET ASSETS	0.7	0.7	0.5	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2016*

PORTFOLIO COMPOSITION	PERCENT OF NET ASSETS
Corporate Bonds & Notes	98.2%
Short-Term Investments	2.4
Warrants	0.0 **
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Less than 0.05% of net assets.

23

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	HCA, INC. 6.50% 02/15/2020	WIND ACQUISITION FINANCE SA 7.38% 04/23/2021	REYNOLDS GROUP ISSUER, INC./ REYNOLDS GROUP ISSUER LLC/ REYNOLDS GROUP ISSUER LU 5.75% 10/15/2020	SOFTBANK GROUP CORP. 4.50% 04/15/2020	EMC CORP. 1.88% 06/01/2018
MARKET VALUE	$25,281,246	23,136,202	22,461,714	20,169,950	19,033,437
% OF NET ASSETS	0.7	0.6	0.6	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2016*

PORTFOLIO COMPOSITION	PERCENT OF NET ASSETS
Corporate Bonds & Notes	95.2%
Short-Term Investments	7.3
U.S. Treasury	0.7
Common Stocks	0.1
Senior Floating Rate Loans	0.0 **
Warrants	0.0 **
Liabilities in Excess of Other Assets	(3.3)
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Less than 0.05% of net assets.

24

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	JPMORGAN CHASE & CO. 1.78% 01/25/2018	GOLDMAN SACHS GROUP, INC. SERIES MTN 2.01% 11/15/2018	WACHOVIA CORP. 1.23% 06/15/2017	NEDERLANDSE WATERSCHAPSBANK NV 1.13% 02/14/2018	WELLS FARGO BANK NA 1.62% 01/22/2018
MARKET VALUE	$6,038,580	5,503,166	5,451,798	5,162,629	5,071,361
% OF NET ASSETS	0.8	0.7	0.7	0.7	0.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2016*

PORTFOLIO COMPOSITION	PERCENT OF NET ASSETS
Corporate Bonds & Notes	80.1%
Foreign Government Obligations	17.6
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

25

SPDR BOFA MERRILL LYNCH CROSSOVER CORPORATE BOND ETF —

PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	NAVIENT CORP. SERIES MTN 8.00% 03/25/2020	NXP B.V./NXP FUNDING LLC 4.63% 06/01/2023	FIAT CHRYSLER AUTOMOBILES NV 5.25% 04/15/2023	BARCLAYS PLC 4.38% 01/12/2026	FORD MOTOR CREDIT CO. LLC 3.20% 01/15/2021
MARKET VALUE	$221,875	210,500	204,000	202,564	200,292
% OF NET ASSETS	0.6	0.6	0.6	0.6	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2016*

PORTFOLIO COMPOSITION	PERCENT OF NET ASSETS
Corporate Bonds & Notes	98.2%
Short-Term Investments	1.3
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

26

SPDR DORSEY WRIGHT FIXED INCOME ALLOCATION ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF	SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF	SPDR BLOOMBERG BARCLAYS INTERMEDIATE TERM CORPORATE BOND ETF	SPDR WELLS FARGO PREFERRED STOCK ETF
MARKET VALUE	$3,042,554	3,035,086	2,966,447	2,906,673
% OF NET ASSETS	25.0	25.0	24.4	23.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2016*

PERCENT OF NET ASSETS
Domestic Equity	23.9%
Domestic Fixed Income	74.4
Short-Term Investment	2.0
Liabilities in Excess of Other Assets	(0.3)
100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

27

SPDR Bloomberg Barclays 1-3 Month T-Bill ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS (a) — 99.9%
U.S. Treasury Bill:
4.13%, 2/2/2017	$204,506,000	$204,432,012
4.32%, 2/9/2017	168,939,000	168,860,480
4.32%, 2/16/2017	168,939,000	168,844,884
4.51%, 2/23/2017	162,270,000	162,159,395
4.54%, 3/16/2017	155,602,000	155,444,311
4.55%, 3/9/2017	155,602,000	155,465,596
4.69%, 3/2/2017	200,059,000	199,902,948
4.77%, 3/23/2017	155,602,000	155,430,446
4.77%, 3/30/2017	200,059,000	199,817,901

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,570,387,441)		1,570,357,973

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (b) (c) (Cost $2,591,394)	2,591,394	$2,591,394

TOTAL INVESTMENTS — 100.0% (Cost $1,572,978,835)		1,572,949,367
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(502,363)

NET ASSETS — 100.0%		$1,572,447,004

(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	The rate shown is the annualized seven-day yield at December 31, 2016.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(d)	Amount shown represents less than 0.05% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$1,570,357,973	$—	$1,570,357,973
Short-Term Investment	2,591,394	—	—	2,591,394

TOTAL INVESTMENTS	$2,591,394	$1,570,357,973	$—	$1,572,949,367

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	2,358,376	$2,358,376	2,002,001	4,360,377	—	$—	$2,761	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	5,556,988	2,965,594	2,591,394	2,591,394	1,335	—
State Street Navigator Securities Lending Government Money Market Portfolio*	—	—	1,697,956,260	1,697,956,260	—	—	28,949	—

TOTAL		$2,358,376				$2,591,394	$33,045	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

28

SPDR Bloomberg Barclays TIPS ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.7%
Treasury Inflation Protected Indexed Bonds:
0.63%, 2/15/2043	$15,418,209	$14,152,529
0.75%, 2/15/2042	15,795,043	14,985,547
0.75%, 2/15/2045	15,063,560	14,207,347
1.38%, 2/15/2044	15,276,330	16,703,292
1.75%, 1/15/2028	11,516,650	12,880,452
2.00%, 1/15/2026	15,550,888	17,537,669
2.13%, 2/15/2040	10,831,453	13,439,559
2.13%, 2/15/2041	16,892,288	21,068,906
2.38%, 1/15/2025	22,924,206	26,339,454
2.38%, 1/15/2027	12,612,003	14,792,619
2.50%, 1/15/2029	10,171,057	12,286,637
3.38%, 4/15/2032	4,357,756	6,035,100
3.63%, 4/15/2028	16,012,574	21,094,485
3.88%, 4/15/2029	18,302,733	25,067,789
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2018	33,378,860	33,694,624
0.13%, 4/15/2019	32,927,820	33,352,260
0.13%, 4/15/2020	32,991,093	33,351,686
0.13%, 4/15/2021	29,271,841	29,465,913
0.13%, 1/15/2022	28,147,763	28,229,391
0.13%, 7/15/2022	27,513,431	27,618,257
0.13%, 1/15/2023	27,410,633	27,240,139
0.13%, 7/15/2024	26,649,432	26,217,178
0.13%, 7/15/2026	23,718,434	22,959,918
0.25%, 1/15/2025	26,713,169	26,294,040
0.38%, 7/15/2023	27,187,576	27,462,715
0.38%, 7/15/2025	26,680,746	26,564,418
0.63%, 7/15/2021	24,540,083	25,344,016
0.63%, 1/15/2024	27,116,080	27,618,812

0.63%, 1/15/2026	27,553,834	27,816,973
1.00%, 2/15/2046	13,272,164	13,349,806
1.13%, 1/15/2021	25,874,144	27,174,578
1.25%, 7/15/2020	22,912,802	24,212,874
1.38%, 7/15/2018	10,715,411	11,123,346
1.38%, 1/15/2020	13,540,380	14,250,438
1.63%, 1/15/2018	11,980,725	12,299,052
1.88%, 7/15/2019	10,978,697	11,696,484
2.13%, 1/15/2019	10,607,318	11,210,663

TOTAL U.S. TREASURY OBLIGATIONS (Cost $779,173,261)		779,138,966

	Shares

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (a) (b) (Cost $1,067,857)	1,067,857	1,067,857

TOTAL INVESTMENTS — 99.8% (Cost $780,241,118)		780,206,823
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		1,661,449

NET ASSETS — 100.0%		$781,868,272

(a)	The rate shown is the annualized seven-day yield at December 31, 2016.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$779,138,966	$—	$779,138,966
Short-Term Investment	1,067,857	—	—	1,067,857

TOTAL INVESTMENTS	$1,067,857	$779,138,966	$—	$780,206,823

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	37,009	$37,009	11,390,399	11,427,408	—	$—	$1,367	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	4,194,323	3,126,466	1,067,857	1,067,857	265	—
State Street Navigator Securities Lending Government Money Market Portfolio*	—	—	13,173,870	13,173,870	—	—	184	—

TOTAL		$37,009				$1,067,857	$1,816	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

29

SPDR Bloomberg Barclays 0-5 Year TIPS ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.6%
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2017	$479,861	$480,994
0.13%, 4/15/2018	525,768	530,742
0.13%, 4/15/2019	522,186	528,917
0.13%, 4/15/2020	520,842	526,534
0.13%, 4/15/2021	471,380	474,505
0.63%, 7/15/2021	387,809	400,513
1.13%, 1/15/2021	410,172	430,788
1.25%, 7/15/2020	363,213	383,822
1.38%, 7/15/2018	170,383	176,869
1.38%, 1/15/2020	219,648	231,166
1.63%, 1/15/2018	191,186	196,266
1.88%, 7/15/2019	178,642	190,321
2.13%, 1/15/2019	168,652	178,245
2.38%, 1/15/2017	11	11
2.63%, 7/15/2017	164,912	168,923

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,894,558)		4,898,616

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (a) (b) (Cost $9,978)	9,978	$9,978

TOTAL INVESTMENTS — 99.8% (Cost $4,904,536)		4,908,594
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		10,147

NET ASSETS — 100.0%		$4,918,741

(a)	The rate shown is the annualized seven-day yield at December 31, 2016.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$4,898,616	$—	$4,898,616
Short-Term Investment	9,978	—	—	9,978

TOTAL INVESTMENTS	$9,978	$4,898,616	$—	$4,908,594

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	10,729	$10,729	62,048	72,777	—	$—	$16	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	12,291	2,313	9,978	9,978	6	—

TOTAL		$10,729				$9,978	$22	$—

See accompanying notes to financial statements.

30

SPDR Bloomberg Barclays 1-10 Year TIPS ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.7%
Treasury Inflation Protected Indexed Bonds:
2.00%, 1/15/2026	$1,565,572	$1,765,589
2.38%, 1/15/2025	2,308,745	2,652,702
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2018	3,361,757	3,393,559
0.13%, 4/15/2019	3,316,013	3,358,757
0.13%, 4/15/2020	3,321,175	3,357,475
0.13%, 4/15/2021	2,947,401	2,966,943
0.13%, 1/15/2022	2,834,713	2,842,933
0.13%, 7/15/2022	2,771,174	2,781,732
0.13%, 1/15/2023	2,760,864	2,743,692
0.13%, 7/15/2024	2,683,550	2,640,023
0.13%, 7/15/2026	2,388,947	2,312,548
0.25%, 1/15/2025	2,689,636	2,647,436
0.38%, 7/15/2023	2,738,173	2,765,883
0.38%, 7/15/2025	2,686,748	2,675,034
0.63%, 7/15/2021	2,471,423	2,552,387
0.63%, 1/15/2024	2,730,974	2,781,606
0.63%, 1/15/2026	2,774,661	2,801,159
1.13%, 1/15/2021	2,605,459	2,736,410
1.25%, 7/15/2020	2,307,186	2,438,095
1.38%, 7/15/2018	1,079,129	1,120,211
1.38%, 1/15/2020	1,363,716	1,435,229
1.63%, 1/15/2018	1,204,348	1,236,347

1.88%, 7/15/2019	$1,106,043	$1,178,357
2.13%, 1/15/2019	1,068,544	1,129,323

TOTAL U.S. TREASURY OBLIGATIONS (Cost $58,895,902)		58,313,430

	Shares

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (a) (b) (Cost $69,593)	69,593	69,593

TOTAL INVESTMENTS — 99.8% (Cost $58,965,495)		58,383,023
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		94,293

NET ASSETS — 100.0%		$58,477,316

(a)	The rate shown is the annualized seven-day yield at December 31, 2016.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$58,313,430	$—	$58,313,430
Short-Term Investment	69,593	—	—	69,593

TOTAL INVESTMENTS	$69,593	$58,313,430	$—	$58,383,023

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	17,436	$17,436	555,350	572,786	—	$—	$72	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	140,825	71,232	69,593	69,593	17	—
State Street Navigator Securities Lending Government Money Market Portfolio*	—	—	2,906,950	2,906,950	—	—	12	—

TOTAL		$17,436				$69,593	$101	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

31

SPDR Bloomberg Barclays Short Term Treasury ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.5%
Treasury Bonds:
7.88%, 2/15/2021	$101,100	$125,432
8.00%, 11/15/2021	489,600	627,124
8.13%, 8/15/2019	105,000	123,168
8.13%, 5/15/2021	93,200	117,662
8.13%, 8/15/2021	171,400	218,326
8.50%, 2/15/2020	84,400	102,370
8.75%, 5/15/2020	228,100	281,457
8.75%, 8/15/2020	326,600	407,832
8.88%, 2/15/2019	126,400	146,877
9.00%, 11/15/2018	105,000	120,237
9.13%, 5/15/2018	62,900	69,787
Treasury Notes:
0.63%, 4/30/2018	806,800	802,806
0.63%, 6/30/2018	1,919,300	1,907,304
0.75%, 1/31/2018	789,800	788,173
0.75%, 2/28/2018	1,603,500	1,599,427
0.75%, 3/31/2018	803,300	800,946
0.75%, 4/15/2018	309,200	308,245
0.75%, 4/30/2018	1,121,000	1,117,323
0.75%, 7/31/2018	438,300	435,933
0.75%, 8/31/2018	854,900	849,625
0.75%, 9/30/2018	764,400	759,301
0.75%, 10/31/2018 (a)	692,700	687,692
0.75%, 2/15/2019	1,878,300	1,859,536
0.75%, 7/15/2019	482,100	475,100
0.75%, 8/15/2019	854,900	841,769
0.88%, 1/15/2018	543,200	542,966
0.88%, 1/31/2018	673,300	672,775
0.88%, 3/31/2018	1,283,800	1,282,182
0.88%, 5/31/2018	373,800	373,082
0.88%, 7/15/2018	1,703,400	1,697,949
0.88%, 10/15/2018	464,300	462,067
0.88%, 4/15/2019	467,200	462,986
0.88%, 5/15/2019	467,200	462,734
0.88%, 6/15/2019	1,109,700	1,098,070
0.88%, 7/31/2019	210,700	208,250
0.88%, 9/15/2019	764,400	754,432
1.00%, 2/15/2018	745,500	745,806
1.00%, 3/15/2018	459,600	459,811
1.00%, 5/15/2018	570,900	570,740
1.00%, 5/31/2018	924,400	924,030
1.00%, 8/15/2018	537,100	536,380
1.00%, 9/15/2018	745,600	743,937
1.00%, 11/30/2018 (a)	538,600	536,871
1.00%, 3/15/2019	628,000	624,659
1.00%, 6/30/2019	1,474,400	1,462,782
1.00%, 8/31/2019	210,700	208,705
1.00%, 9/30/2019	961,900	951,790
1.00%, 10/15/2019 (a)	839,600	830,641
1.00%, 11/15/2019	734,400	725,543
1.00%, 11/30/2019	705,600	697,048
1.13%, 6/15/2018	559,300	559,893
1.13%, 1/15/2019	467,900	467,020
1.13%, 5/31/2019	147,400	146,771
1.13%, 12/31/2019	337,400	334,083
1.13%, 3/31/2020	232,100	229,094
1.13%, 4/30/2020	561,800	554,047

1.13%, 2/28/2021	845,400	822,616
1.13%, 6/30/2021	2,872,500	2,780,293
1.13%, 7/31/2021	876,500	847,277
1.13%, 8/31/2021	1,479,600	1,429,708
1.13%, 9/30/2021	2,523,300	2,433,950
1.25%, 10/31/2018	1,490,600	1,492,881
1.25%, 11/15/2018	353,100	353,640
1.25%, 11/30/2018	3,327,600	3,331,959
1.25%, 12/15/2018	467,900	468,373
1.25%, 12/31/2018 (b)	650,000	650,650
1.25%, 1/31/2019	820,600	820,961
1.25%, 4/30/2019	210,700	210,534
1.25%, 10/31/2019	356,800	355,255
1.25%, 1/31/2020	2,254,200	2,237,632
1.25%, 2/29/2020	813,900	807,340
1.25%, 3/31/2021	1,291,500	1,261,666
1.25%, 10/31/2021 (a)	1,091,200	1,058,191
1.38%, 6/30/2018	1,493,400	1,500,374
1.38%, 7/31/2018	953,900	958,231
1.38%, 9/30/2018	1,386,800	1,392,014
1.38%, 11/30/2018	189,400	190,078
1.38%, 12/31/2018	210,700	211,389
1.38%, 2/28/2019	1,493,400	1,497,357
1.38%, 12/15/2019	800,000	798,032
1.38%, 1/31/2020	312,700	311,512
1.38%, 2/29/2020	660,900	657,741
1.38%, 3/31/2020	751,800	747,838
1.38%, 4/30/2020	2,839,900	2,821,611
1.38%, 5/31/2020	717,400	712,816
1.38%, 8/31/2020	1,002,400	991,965
1.38%, 9/30/2020	558,700	552,342
1.38%, 10/31/2020	950,400	938,663
1.38%, 1/31/2021	797,400	784,721
1.38%, 4/30/2021	1,462,000	1,434,266
1.38%, 5/31/2021	1,159,700	1,136,808
1.50%, 8/31/2018	1,399,000	1,407,730
1.50%, 12/31/2018	1,274,700	1,282,132
1.50%, 1/31/2019	1,178,200	1,184,645
1.50%, 2/28/2019	1,402,200	1,409,828
1.50%, 3/31/2019	189,400	190,349
1.50%, 5/31/2019	1,145,200	1,150,388
1.50%, 10/31/2019	808,900	810,858
1.50%, 11/30/2019	1,872,700	1,876,427
1.50%, 5/31/2020	1,490,600	1,485,979
1.63%, 3/31/2019	1,168,100	1,177,281
1.63%, 4/30/2019	809,300	815,613
1.63%, 6/30/2019	868,200	874,729
1.63%, 7/31/2019	1,150,600	1,158,516
1.63%, 8/31/2019	1,704,600	1,716,294
1.63%, 12/31/2019	1,339,500	1,346,023
1.63%, 6/30/2020	2,003,500	2,004,341
1.63%, 7/31/2020	1,220,000	1,219,183
1.63%, 11/30/2020	656,000	653,369
1.75%, 10/31/2018	1,474,700	1,490,317
1.75%, 9/30/2019	1,100,100	1,110,804
1.75%, 10/31/2020	580,800	581,962
1.75%, 12/31/2020	979,300	979,045
1.75%, 11/30/2021 (a)	979,200	972,013
1.88%, 6/30/2020	234,500	236,751

See accompanying notes to financial statements.

32

SPDR Bloomberg Barclays Short Term Treasury ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

1.88%, 11/30/2021	$979,200	$976,497
2.00%, 7/31/2020	378,500	383,368
2.00%, 9/30/2020	1,394,600	1,410,415
2.00%, 11/30/2020	504,700	509,903
2.00%, 2/28/2021	1,692,800	1,706,512
2.00%, 5/31/2021	513,800	516,965
2.00%, 8/31/2021	854,900	858,320
2.00%, 10/31/2021	1,049,300	1,052,301
2.00%, 11/15/2021	1,224,000	1,227,390
2.00%, 12/31/2021 (b)	1,025,000	1,028,762
2.13%, 8/31/2020	1,292,300	1,313,080
2.13%, 1/31/2021	495,400	502,009
2.13%, 6/30/2021	1,216,100	1,229,088
2.13%, 8/15/2021	1,239,400	1,251,174
2.13%, 9/30/2021	873,800	881,612
2.13%, 12/31/2021	1,000,000	1,008,550
2.25%, 7/31/2018	147,400	150,071
2.25%, 3/31/2021	523,200	532,775
2.25%, 4/30/2021	560,600	570,500
2.25%, 7/31/2021	745,000	756,801
2.38%, 5/31/2018	295,300	300,778
2.38%, 6/30/2018	295,300	300,985
2.38%, 12/31/2020	724,200	741,914
2.63%, 1/31/2018	798,500	812,713
2.63%, 4/30/2018	210,700	215,146
2.63%, 8/15/2020	872,000	901,631
2.63%, 11/15/2020	2,733,700	2,825,470
2.75%, 2/28/2018	295,300	301,286
2.75%, 2/15/2019	757,900	781,531
2.88%, 3/31/2018	1,454,200	1,488,126
3.13%, 5/15/2019	2,811,800	2,930,767
3.13%, 5/15/2021	653,800	688,857
3.38%, 11/15/2019	1,085,700	1,145,413
3.50%, 2/15/2018	1,451,100	1,491,470
3.50%, 5/15/2020	590,400	627,501
3.63%, 8/15/2019	421,700	446,281
3.63%, 2/15/2020	1,533,100	1,631,203

3.63%, 2/15/2021	1,636,900	1,756,868
3.75%, 11/15/2018	636,200	666,381
3.88%, 5/15/2018	295,300	306,811
4.00%, 8/15/2018	316,000	330,858

TOTAL U.S. TREASURY OBLIGATIONS (Cost $142,292,439)		140,593,940

	Shares

SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d)	1,782,752	1,782,752
State Street Navigator Securities Lending Government Money Market Portfolio (d) (e)	2,080,746	2,080,746

TOTAL SHORT-TERM INVESTMENTS (Cost $3,863,498)		3,863,498

TOTAL INVESTMENTS — 102.3% (Cost $146,155,937)		144,457,438
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(3,194,073)

NET ASSETS — 100.0%		$141,263,365

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	When-issued security.
(c)	The rate shown is the annualized seven-day yield at December 31, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$140,593,940	$—	$140,593,940
Short-Term Investments	3,863,498	—	—	3,863,498

TOTAL INVESTMENTS	$3,863,498	$140,593,940	$—	$144,457,438

See accompanying notes to financial statements.

33

SPDR Bloomberg Barclays Short Term Treasury ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	3,752,355	$3,752,355	7,821,382	11,573,737	—	$—	$532	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	8,052,550	6,269,799	1,782,752	1,782,752	189	—
State Street Navigator Securities Lending Government Money Market Portfolio*	536,210	536,210	11,660,873	10,116,337	2,080,746	2,080,746	3,401	—

TOTAL		$4,288,565				$3,863,498	$4,122	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

34

SPDR Bloomberg Barclays Intermediate Term Treasury ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.5%
Treasury Bonds:
6.00%, 2/15/2026	$881,600	$1,139,953
6.25%, 8/15/2023	358,800	448,636
6.50%, 11/15/2026	487,600	660,459
6.75%, 8/15/2026	448,400	614,115
6.88%, 8/15/2025	206,400	279,226
7.13%, 2/15/2023	160,200	206,357
7.25%, 8/15/2022	154,100	196,562
7.50%, 11/15/2024	160,100	220,379
7.63%, 11/15/2022	136,900	178,852
7.63%, 2/15/2025	136,600	190,465
7.88%, 2/15/2021	106,500	132,131
8.00%, 11/15/2021	259,400	332,263
8.13%, 8/15/2019	238,100	279,298
8.13%, 5/15/2021	50,100	63,250
8.13%, 8/15/2021	50,100	63,816
8.50%, 2/15/2020	106,500	129,176
8.75%, 5/15/2020	84,200	103,896
8.75%, 8/15/2020	457,600	571,414
8.88%, 2/15/2019	161,200	187,314
9.00%, 11/15/2018	125,200	143,368
9.13%, 5/15/2018	171,700	190,499
Treasury Notes:
0.63%, 4/30/2018	1,593,800	1,585,911
0.63%, 6/30/2018	1,793,900	1,782,688
0.75%, 1/31/2018	7,031,200	7,016,716
0.75%, 2/28/2018	2,270,900	2,265,132
0.75%, 3/31/2018	678,400	676,412
0.75%, 4/15/2018	704,500	702,323
0.75%, 4/30/2018	1,653,500	1,648,076
0.75%, 7/31/2018	448,400	445,979
0.75%, 8/31/2018	897,200	891,664
0.75%, 9/30/2018	487,600	484,348
0.75%, 10/31/2018 (a)	1,350,400	1,340,637
0.75%, 2/15/2019	1,330,000	1,316,713
0.75%, 7/15/2019	1,345,600	1,326,062
0.75%, 8/15/2019	1,793,900	1,766,346
0.88%, 1/15/2018	1,356,600	1,356,017
0.88%, 1/31/2018	829,900	829,253
0.88%, 3/31/2018	1,033,300	1,031,998
0.88%, 5/31/2018	5,788,600	5,777,486
0.88%, 7/15/2018	1,776,400	1,770,716
0.88%, 10/15/2018	1,214,400	1,208,559
0.88%, 4/15/2019	2,054,600	2,036,067
0.88%, 5/15/2019	3,692,400	3,657,101
0.88%, 6/15/2019	1,793,900	1,775,100
0.88%, 7/31/2019	307,700	304,121
0.88%, 9/15/2019	1,462,600	1,443,528
1.00%, 2/15/2018	4,299,300	4,301,062
1.00%, 3/15/2018	2,564,200	2,565,380
1.00%, 5/15/2018	797,600	797,377
1.00%, 5/31/2018	2,005,200	2,004,398
1.00%, 8/15/2018	889,400	888,208
1.00%, 9/15/2018	1,966,800	1,962,414
1.00%, 11/30/2018 (a)	1,316,200	1,311,975
1.00%, 3/15/2019	4,836,400	4,810,670
1.00%, 6/30/2019	352,500	349,722
1.00%, 8/31/2019	2,389,600	2,366,970

1.00%, 9/30/2019	1,022,300	1,011,556
1.00%, 10/15/2019 (a)	4,337,600	4,291,318
1.00%, 11/15/2019 (a)	1,950,000	1,926,483
1.00%, 11/30/2019	3,610,800	3,567,037
1.13%, 6/15/2018	3,005,200	3,008,386
1.13%, 12/31/2018	2,000,000	2,002,000
1.13%, 1/15/2019	886,200	884,534
1.13%, 5/31/2019	373,900	372,303
1.13%, 12/31/2019	614,400	608,360
1.13%, 3/31/2020	1,154,700	1,139,747
1.13%, 4/30/2020	8,478,600	8,361,596
1.13%, 2/28/2021	3,229,400	3,142,368
1.13%, 6/30/2021	2,467,200	2,388,003
1.13%, 7/31/2021	5,496,000	5,312,763
1.13%, 8/31/2021	3,005,400	2,904,058
1.13%, 9/30/2021	1,950,000	1,880,950
1.25%, 10/31/2018	2,971,900	2,976,447
1.25%, 11/15/2018	3,133,700	3,138,495
1.25%, 11/30/2018	2,569,700	2,573,066
1.25%, 12/15/2018	794,200	795,002
1.25%, 1/31/2019	2,990,200	2,991,516
1.25%, 4/30/2019	289,900	289,671
1.25%, 10/31/2019	3,278,100	3,263,906
1.25%, 1/31/2020	3,567,200	3,540,981
1.25%, 2/29/2020	534,400	530,093
1.25%, 3/31/2021	2,555,200	2,496,175
1.25%, 10/31/2021 (a)	2,550,000	2,472,862
1.25%, 7/31/2023	1,793,900	1,689,100
1.38%, 6/30/2018	1,045,400	1,050,282
1.38%, 7/31/2018	3,743,200	3,760,194
1.38%, 9/30/2018	5,646,900	5,668,132
1.38%, 11/30/2018	297,000	298,063
1.38%, 12/31/2018	375,300	376,527
1.38%, 2/28/2019	1,145,000	1,148,034
1.38%, 12/15/2019	1,250,000	1,246,925
1.38%, 1/31/2020	492,000	490,130
1.38%, 2/29/2020	2,314,000	2,302,939
1.38%, 3/31/2020	2,197,400	2,185,820
1.38%, 4/30/2020	3,005,000	2,985,648
1.38%, 5/31/2020	2,308,000	2,293,252
1.38%, 8/31/2020	6,968,400	6,895,859
1.38%, 9/30/2020	2,393,000	2,365,768
1.38%, 10/31/2020	8,033,800	7,934,582
1.38%, 1/31/2021	2,214,800	2,179,585
1.38%, 4/30/2021	2,925,100	2,869,611
1.38%, 5/31/2021	3,304,000	3,238,779
1.38%, 6/30/2023	1,928,600	1,832,536
1.38%, 8/31/2023	1,839,000	1,742,692
1.38%, 9/30/2023	2,145,000	2,031,744
1.50%, 8/31/2018	4,630,800	4,659,696
1.50%, 12/31/2018	2,252,400	2,265,532
1.50%, 1/31/2019	1,099,200	1,105,212
1.50%, 2/28/2019	4,153,000	4,175,592
1.50%, 3/31/2019	276,800	278,187
1.50%, 5/31/2019	3,284,300	3,299,178
1.50%, 10/31/2019	6,286,600	6,301,813
1.50%, 11/30/2019	2,021,100	2,025,122
1.50%, 5/31/2020	5,361,300	5,344,680
1.50%, 1/31/2022	3,355,900	3,280,191

See accompanying notes to financial statements.

35

SPDR Bloomberg Barclays Intermediate Term Treasury ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

1.50%, 2/28/2023	$2,466,300	$2,372,309
1.50%, 3/31/2023	1,572,400	1,511,469
1.50%, 8/15/2026	7,992,400	7,351,969
1.63%, 3/31/2019	2,354,400	2,372,906
1.63%, 4/30/2019	3,260,200	3,285,630
1.63%, 6/30/2019	2,352,700	2,370,392
1.63%, 7/31/2019	3,002,500	3,023,157
1.63%, 8/31/2019	2,668,900	2,687,209
1.63%, 12/31/2019	2,988,900	3,003,456
1.63%, 6/30/2020	4,108,900	4,110,626
1.63%, 7/31/2020	3,488,700	3,486,363
1.63%, 11/30/2020	2,008,600	2,000,545
1.63%, 8/15/2022	7,340,200	7,160,659
1.63%, 11/15/2022	5,084,700	4,949,905
1.63%, 4/30/2023	2,937,200	2,841,829
1.63%, 5/31/2023	2,756,900	2,664,158
1.63%, 10/31/2023	1,316,200	1,266,671
1.63%, 2/15/2026	5,458,900	5,101,561
1.63%, 5/15/2026	5,162,800	4,814,724
1.75%, 10/31/2018	334,700	338,244
1.75%, 9/30/2019	4,736,100	4,782,182
1.75%, 10/31/2020	5,682,200	5,693,564
1.75%, 12/31/2020	2,587,800	2,587,127
1.75%, 11/30/2021 (a)	2,486,300	2,468,051
1.75%, 2/28/2022	5,538,200	5,472,129
1.75%, 3/31/2022	3,042,800	3,002,757
1.75%, 4/30/2022	3,779,000	3,727,379
1.75%, 5/15/2022	885,900	873,099
1.75%, 9/30/2022	1,691,700	1,659,879
1.75%, 1/31/2023	1,662,000	1,624,372
1.75%, 5/15/2023	4,346,000	4,233,830
1.88%, 6/30/2020	416,300	420,297
1.88%, 11/30/2021 (a)	2,977,800	2,969,581
1.88%, 5/31/2022	5,361,300	5,319,106
1.88%, 8/31/2022	1,626,500	1,607,665
1.88%, 10/31/2022	3,495,400	3,449,226
2.00%, 7/31/2020	474,400	480,501
2.00%, 9/30/2020	2,928,100	2,961,305
2.00%, 11/30/2020	1,234,500	1,247,228
2.00%, 2/28/2021	5,253,200	5,295,751
2.00%, 5/31/2021	673,000	677,146
2.00%, 8/31/2021	2,260,100	2,269,141
2.00%, 10/31/2021	1,604,100	1,608,688
2.00%, 11/15/2021	1,733,000	1,737,800
2.00%, 12/31/2021	2,250,000	2,258,257
2.00%, 2/15/2022	2,018,800	2,022,252
2.00%, 7/31/2022	1,884,100	1,877,411
2.00%, 11/30/2022	1,698,700	1,687,540
2.00%, 2/15/2023	4,474,600	4,438,803
2.00%, 2/15/2025	5,412,500	5,269,123
2.00%, 8/15/2025	6,241,100	6,047,189
2.00%, 11/15/2026 (a)	3,157,600	3,038,527
2.13%, 8/31/2020	1,871,800	1,901,899
2.13%, 1/31/2021	2,156,700	2,185,470
2.13%, 6/30/2021	1,266,300	1,279,824
2.13%, 8/15/2021	5,951,400	6,007,939
2.13%, 9/30/2021	1,421,100	1,433,805
2.13%, 12/31/2021	3,373,600	3,402,444
2.13%, 6/30/2022	1,483,200	1,488,465

2.13%, 12/31/2022	2,657,100	2,656,064
2.13%, 11/30/2023 (a)	2,462,000	2,446,514
2.13%, 5/15/2025	9,496,300	9,312,737
2.25%, 7/31/2018	241,200	245,571
2.25%, 3/31/2021	1,420,600	1,446,597
2.25%, 4/30/2021	3,184,800	3,241,044
2.25%, 7/31/2021	1,504,400	1,528,230
2.25%, 12/31/2023	2,000,000	2,001,560
2.25%, 11/15/2024	5,360,500	5,328,927
2.25%, 11/15/2025	5,816,100	5,742,933
2.38%, 5/31/2018	352,700	359,243
2.38%, 6/30/2018	2,409,700	2,456,087
2.38%, 12/31/2020	1,291,900	1,323,500
2.38%, 8/15/2024	4,110,200	4,130,257
2.50%, 8/15/2023	1,424,000	1,449,689
2.50%, 5/15/2024	6,560,800	6,661,705
2.63%, 1/31/2018	1,103,200	1,122,837
2.63%, 4/30/2018	423,500	432,436
2.63%, 8/15/2020	2,549,900	2,636,546
2.63%, 11/15/2020	3,978,000	4,111,542
2.75%, 2/28/2018	387,000	394,844
2.75%, 2/15/2019	2,715,800	2,800,478
2.75%, 11/15/2023	2,587,100	2,672,422
2.75%, 2/15/2024	1,891,100	1,953,828
2.88%, 3/31/2018	4,536,500	4,642,337
3.13%, 5/15/2019	3,175,000	3,309,334
3.13%, 5/15/2021	2,240,600	2,360,741
3.38%, 11/15/2019	1,370,300	1,445,666
3.50%, 2/15/2018	5,461,600	5,613,542
3.50%, 5/15/2020	2,628,200	2,793,356
3.63%, 8/15/2019	2,444,500	2,586,990
3.63%, 2/15/2020	7,402,300	7,875,973
3.63%, 2/15/2021	3,497,500	3,753,832
3.75%, 11/15/2018	2,393,900	2,507,467
3.88%, 5/15/2018	317,400	329,772
4.00%, 8/15/2018	238,100	249,295

TOTAL U.S. TREASURY OBLIGATIONS (Cost $518,346,993)		510,464,069

	Shares

SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (b) (c)	8,544,827	8,544,827
State Street Navigator Securities Lending Government Money Market Portfolio (c) (d)	6,615,303	6,615,303

TOTAL SHORT-TERM INVESTMENTS (Cost $15,160,130)		15,160,130

TOTAL INVESTMENTS — 102.4% (Cost $533,507,123)		525,624,199
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(12,445,573)

NET ASSETS — 100.0%		$513,178,626

See accompanying notes to financial statements.

36

SPDR Bloomberg Barclays Intermediate Term Treasury ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	The rate shown is the annualized seven-day yield at December 31, 2016.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(d)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$510,464,069	$—	$510,464,069
Short-Term Investments	15,160,130	—	—	15,160,130

TOTAL INVESTMENTS	$15,160,130	$510,464,069	$—	$525,624,199

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	12,300,642	$12,300,642	22,743,239	35,043,881	—	$—	$1,938	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	22,644,692	14,099,865	8,544,827	8,544,827	918	—
State Street Navigator Securities Lending Government Money Market Portfolio*	3,114,199	3,114,199	32,862,746	29,361,642	6,615,303	6,615,303	7,175	—

TOTAL		$15,414,841				$15,160,130	$10,031	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

37

SPDR Bloomberg Barclays Long Term Treasury ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.1%
Treasury Bonds:
2.25%, 8/15/2046 (a)	$15,306,300	$12,874,894
2.50%, 2/15/2045	14,056,800	12,526,436
2.50%, 2/15/2046	12,332,200	10,964,435
2.50%, 5/15/2046	12,197,400	10,843,611
2.75%, 8/15/2042	12,042,800	11,381,410
2.75%, 11/15/2042	11,313,900	10,686,657
2.88%, 5/15/2043	17,423,800	16,840,277
2.88%, 8/15/2045	14,013,300	13,488,221
2.88%, 11/15/2046	6,906,400	6,669,994
3.00%, 5/15/2042	3,497,800	3,469,958
3.00%, 11/15/2044	13,232,400	13,078,507
3.00%, 5/15/2045	11,649,500	11,495,377
3.00%, 11/15/2045	13,174,200	12,999,906
3.13%, 11/15/2041	3,617,300	3,672,681
3.13%, 2/15/2042	10,918,500	11,085,880
3.13%, 2/15/2043	8,426,700	8,540,291
3.13%, 8/15/2044	11,473,500	11,616,001
3.38%, 5/15/2044	10,445,300	11,081,002
3.50%, 2/15/2039	5,443,400	5,953,283
3.63%, 8/15/2043	9,034,000	10,022,501
3.63%, 2/15/2044	14,616,500	16,209,845
3.75%, 8/15/2041	5,193,900	5,852,175
3.75%, 11/15/2043	11,843,000	13,433,515
3.88%, 8/15/2040	4,417,100	5,072,553
4.25%, 5/15/2039	5,699,900	6,921,616
4.25%, 11/15/2040	5,133,600	6,233,371
4.38%, 2/15/2038	963,400	1,197,140
4.38%, 11/15/2039	2,677,300	3,305,261
4.38%, 5/15/2040	5,905,300	7,295,880
4.38%, 5/15/2041	6,385,800	7,902,683
4.50%, 2/15/2036	4,456,800	5,640,660
4.50%, 5/15/2038	1,848,200	2,334,406
4.50%, 8/15/2039	3,420,200	4,294,779
4.63%, 2/15/2040	5,860,300	7,489,991
4.75%, 2/15/2037	1,843,800	2,399,632
4.75%, 2/15/2041	5,696,000	7,427,128
5.00%, 5/15/2037	1,419,700	1,906,245
5.25%, 11/15/2028	3,310,200	4,214,248

5.25%, 2/15/2029	2,079,200	2,657,779
5.38%, 2/15/2031	4,139,900	5,515,589
5.50%, 8/15/2028	1,967,700	2,547,660
6.13%, 11/15/2027	2,851,500	3,827,027
6.13%, 8/15/2029	1,477,000	2,040,741
6.25%, 5/15/2030	2,299,200	3,253,115
6.38%, 8/15/2027	2,591,900	3,528,587
6.63%, 2/15/2027	487,700	669,519

TOTAL U.S. TREASURY OBLIGATIONS (Cost $383,935,142)		342,462,467

	Shares

SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (b) (c)	765,796	765,796
State Street Navigator Securities Lending Government Money Market Portfolio (c) (d)	4,878,981	4,878,981

TOTAL SHORT-TERM INVESTMENTS (Cost $5,644,777)		5,644,777

TOTAL INVESTMENTS — 100.7% (Cost $389,579,919)		348,107,244
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(2,352,928)

NET ASSETS — 100.0%		$345,754,316

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	The rate shown is the annualized seven-day yield at December 31, 2016.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(d)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$342,462,467	$—	$342,462,467
Short-Term Investments	5,644,777	—	—	5,644,777

TOTAL INVESTMENTS	$5,644,777	$342,462,467	$—	$348,107,244

See accompanying notes to financial statements.

38

SPDR Bloomberg Barclays Long Term Treasury ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	24,456	$24,456	9,814,344	9,838,800	—	$—	$1,922	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	7,434,640	6,668,844	765,796	765,796	775	—
State Street Navigator Securities Lending Government Money Market Portfolio*	8,981,133	8,981,133	53,380,424	57,482,576	4,878,981	4,878,981	6,553	—

TOTAL		$9,005,589				$5,644,777	$9,250	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

39

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 97.7%
ADVERTISING — 0.0% (a)
Omnicom Group, Inc. 6.25%, 7/15/2019	$1,390,000	$1,529,848

AEROSPACE & DEFENSE — 1.1%
Boeing Capital Corp.:
2.90%, 8/15/2018	1,000,000	1,021,440
4.70%, 10/27/2019	2,000	2,156
Boeing Co.:
0.95%, 5/15/2018	2,040,000	2,029,127
6.00%, 3/15/2019	2,000,000	2,179,180
Harris Corp. 2.00%, 4/27/2018	2,016,000	2,016,967
L-3 Communications Corp. 5.20%, 10/15/2019	4,453,000	4,780,785
Lockheed Martin Corp.:
1.85%, 11/23/2018	1,605,000	1,611,115
4.25%, 11/15/2019	4,802,000	5,106,975
Northrop Grumman Corp.:
1.75%, 6/1/2018	2,200,000	2,205,434
3.50%, 3/15/2021	2,990,000	3,100,660
5.05%, 8/1/2019	1,000	1,074
Raytheon Co.:
6.40%, 12/15/2018	800,000	873,672
6.75%, 3/15/2018	1,505,000	1,598,822
Rockwell Collins, Inc. 5.25%, 7/15/2019	1,188,000	1,277,112
United Technologies Corp.:
1.50%, 11/1/2019	5,750,000	5,696,410
1.78%, 5/4/2018 (b)	4,900,000	4,900,000

		38,400,929

AGRICULTURE — 0.8%
Altria Group, Inc.:
9.25%, 8/6/2019	5,508,000	6,492,500
9.70%, 11/10/2018	200,000	228,426
Archer-Daniels-Midland Co. 5.45%, 3/15/2018	1,921,000	2,009,865
Bunge, Ltd. Finance Corp. 8.50%, 6/15/2019	4,352,000	4,987,044
Philip Morris International, Inc.:
1.38%, 2/25/2019	2,880,000	2,850,365
1.88%, 1/15/2019	507,000	507,269
5.65%, 5/16/2018	7,827,000	8,249,736
Reynolds American, Inc. 2.30%, 6/12/2018	4,817,000	4,847,347

		30,172,552

AIRLINES — 0.1%
Continental Airlines 2009-2 Class A Pass Through Trust Series A, 7.25%, 5/10/2021	1,343	1,491
Southwest Airlines Co. 2.75%, 11/6/2019	1,784,000	1,812,687

		1,814,178

APPAREL — 0.0% (a)
Ralph Lauren Corp. 2.13%, 9/26/2018	1,444,000	1,456,000

AUTO MANUFACTURERS — 4.4%
American Honda Finance Corp.:
1.50%, 11/19/2018	5,425,000	5,410,461
2.13%, 10/10/2018	366,000	368,851
Series MTN, 1.20%, 7/12/2019	4,099,000	4,024,111
Series MTN, 1.50%, 3/13/2018	3,489,000	3,482,511
Series MTN, 1.60%, 7/13/2018	3,405,000	3,407,860
Series MTN, 1.70%, 2/22/2019	2,940,000	2,930,445
Series MTN, 2.25%, 8/15/2019	4,670,000	4,702,363
Ford Motor Co. 6.50%, 8/1/2018	75,000	80,132
Ford Motor Credit Co. LLC:
1.72%, 12/6/2017	4,835,000	4,830,745
1.90%, 8/12/2019	3,305,000	3,248,683
2.02%, 5/3/2019	4,525,000	4,477,352
2.15%, 1/9/2018	2,580,000	2,583,973
2.24%, 6/15/2018	4,785,000	4,790,024
2.38%, 1/16/2018	3,200,000	3,212,832
2.38%, 3/12/2019	4,765,000	4,760,092
2.55%, 10/5/2018	4,920,000	4,946,912
2.60%, 11/4/2019	3,000,000	2,994,780
2.88%, 10/1/2018	4,116,000	4,164,157
5.00%, 5/15/2018	4,752,000	4,932,385
Series MTN, 2.94%, 1/8/2019	4,900,000	4,951,989
General Motors Co. 3.50%, 10/2/2018	5,234,000	5,332,137
General Motors Financial Co., Inc.:
2.35%, 10/4/2019	4,650,000	4,591,875
2.40%, 4/10/2018	561,000	561,701
2.40%, 5/9/2019	7,700,000	7,663,810
3.10%, 1/15/2019	4,900,000	4,949,000
3.25%, 5/15/2018	4,819,000	4,879,238
6.75%, 6/1/2018	250,000	265,250
PACCAR Financial Corp.:
1.40%, 5/18/2018	1,015,000	1,013,467
Series MTN, 1.20%, 8/12/2019	2,001,000	1,964,742
Series MTN, 1.30%, 5/10/2019 (c)	1,492,000	1,474,006
Series MTN, 1.45%, 3/9/2018	1,654,000	1,654,347
Series MTN, 1.65%, 2/25/2019	1,155,000	1,150,773
Series MTN, 1.75%, 8/14/2018	1,235,000	1,238,680
Toyota Motor Credit Corp.:
Series GMTN, 1.55%, 7/13/2018	4,950,000	4,946,288
Series MTN, 1.20%, 4/6/2018	2,960,000	2,946,651
Series MTN, 1.38%, 1/10/2018	3,359,000	3,353,525
Series MTN, 1.40%, 5/20/2019	4,706,000	4,647,316
Series MTN, 1.45%, 1/12/2018	4,721,000	4,719,867
Series MTN, 1.55%, 10/18/2019	4,700,000	4,642,754
Series MTN, 1.70%, 2/19/2019	4,875,000	4,856,280
Series MTN, 2.00%, 10/24/2018	4,397,000	4,420,744
Series MTN, 2.10%, 1/17/2019	4,409,000	4,430,207
Series MTN, 2.13%, 7/18/2019	3,496,000	3,509,459

		153,512,775

BANKS — 33.8%
Associated Banc-Corp. 2.75%, 11/15/2019	2,000,000	2,004,580

See accompanying notes to financial statements.

40

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Australia & New Zealand Banking Group, Ltd.:
2.05%, 9/23/2019	$6,250,000	$6,223,563
Series GMTN, 1.50%, 1/16/2018	1,400,000	1,398,124
Series MTN, 1.45%, 5/15/2018	700,000	697,235
Series MTN, 1.60%, 7/15/2019	4,405,000	4,346,634
Series MTN, 2.00%, 11/16/2018	2,138,000	2,143,302
Series MTN, 2.25%, 6/13/2019	4,800,000	4,811,424
Bank of America Corp.:
2.00%, 1/11/2018	12,120,000	12,144,240
5.75%, 12/1/2017	7,000,000	7,249,340
6.50%, 7/15/2018	2,570,000	2,741,008
6.88%, 11/15/2018	1,977,000	2,148,228
7.63%, 6/1/2019	1,300,000	1,458,821
Series L, 1.95%, 5/12/2018	3,320,000	3,322,125
Series L, 2.60%, 1/15/2019	13,523,000	13,648,629
Series L, 2.65%, 4/1/2019	10,101,000	10,205,949
Series MTN, 5.63%, 7/1/2020	7,081,000	7,775,292
Series MTN, 5.65%, 5/1/2018	12,725,000	13,330,456
Series MTN, 6.88%, 4/25/2018	18,482,000	19,639,158
Bank of America NA:
1.65%, 3/26/2018	6,765,000	6,764,662
1.75%, 6/5/2018	5,300,000	5,300,954
2.05%, 12/7/2018	4,815,000	4,837,920
Bank of Montreal:
1.40%, 4/10/2018	4,355,000	4,342,022
Series MTN, 1.35%, 8/28/2018	3,810,000	3,784,511
Series MTN, 1.45%, 4/9/2018	3,650,000	3,645,145
Series MTN, 1.50%, 7/18/2019	5,225,000	5,153,156
Series MTN, 1.80%, 7/31/2018	2,255,000	2,256,894
Series MTN, 2.10%, 12/12/2019	7,149,000	7,165,013
Series MTN, 2.38%, 1/25/2019	2,319,000	2,337,135
Bank of New York Mellon Corp.:
5.45%, 5/15/2019	1,125,000	1,212,188
Series G, 2.20%, 5/15/2019 (c)	105,000	105,531
Series MTN, 1.30%, 1/25/2018	1,687,000	1,685,448
Series MTN, 1.35%, 3/6/2018	1,256,000	1,252,747
Series MTN, 1.60%, 5/22/2018	2,278,000	2,279,139
Series MTN, 2.10%, 8/1/2018	2,656,000	2,675,628
Series MTN, 2.10%, 1/15/2019	2,877,000	2,889,458
Series MTN, 2.30%, 9/11/2019	10,145,000	10,218,449
Bank of Nova Scotia:
1.38%, 12/18/2017 (c)	2,981,000	2,976,350
1.45%, 4/25/2018	3,150,000	3,139,542
1.65%, 6/14/2019	11,350,000	11,236,160
1.70%, 6/11/2018	4,217,000	4,215,861
1.95%, 1/15/2019	4,053,000	4,054,135
2.05%, 10/30/2018	2,080,000	2,090,504
2.05%, 6/5/2019	247,000	247,104
Barclays PLC:
2.00%, 3/16/2018	3,143,000	3,144,414
2.75%, 11/8/2019	8,000,000	7,986,960
BB&T Corp.:
5.25%, 11/1/2019	3,000,000	3,236,400
Series MTN, 1.45%, 1/12/2018	3,055,000	3,051,029
Series MTN, 2.05%, 6/19/2018	1,553,000	1,560,175
Series MTN, 2.25%, 2/1/2019	1,650,000	1,660,263
BNP Paribas SA:
Series MTN, 2.40%, 12/12/2018	4,617,000	4,654,028

Series MTN, 2.45%, 3/17/2019	3,542,000	3,565,235
Series MTN, 2.70%, 8/20/2018	3,662,000	3,707,848
BPCE SA:
2.50%, 12/10/2018	3,200,000	3,228,256
Series MTN, 1.63%, 1/26/2018	1,900,000	1,896,428
Series MTN, 2.50%, 7/15/2019	6,300,000	6,338,431
Branch Banking & Trust Co.:
1.45%, 5/10/2019	6,555,000	6,476,602
2.30%, 10/15/2018	3,000,000	3,032,100
Canadian Imperial Bank of Commerce:
1.55%, 1/23/2018	1,300,000	1,299,597
1.60%, 9/6/2019	6,525,000	6,453,355
Capital One Financial Corp. 2.45%, 4/24/2019	2,700,000	2,714,418
Capital One NA/Mclean:
1.65%, 2/5/2018	4,691,000	4,679,085
1.85%, 9/13/2019	13,250,000	13,089,145
2.35%, 8/17/2018	4,740,000	4,765,786
2.40%, 9/5/2019	600,000	601,266
Series BKNT, 1.50%, 3/22/2018	2,000,000	1,990,440
Citigroup, Inc.:
1.70%, 4/27/2018	8,305,000	8,283,905
1.75%, 5/1/2018	5,790,000	5,775,119
1.80%, 2/5/2018	10,080,000	10,075,666
2.05%, 12/7/2018	7,286,000	7,282,794
2.05%, 6/7/2019	4,650,000	4,631,865
2.15%, 7/30/2018	5,410,000	5,425,852
2.50%, 9/26/2018	6,155,000	6,212,303
2.50%, 7/29/2019	4,800,000	4,829,328
2.55%, 4/8/2019 (c)	7,030,000	7,086,452
6.13%, 5/15/2018	1,020,000	1,076,222
8.50%, 5/22/2019	4,800,000	5,477,760
Citizens Bank NA/Providence:
2.30%, 12/3/2018	1,780,000	1,788,847
2.50%, 3/14/2019	3,480,000	3,501,576
Series MTN, 2.45%, 12/4/2019	1,960,000	1,964,175
Comerica, Inc. 2.13%, 5/23/2019 (c)	2,000,000	1,996,400
Commonwealth Bank of Australia:
1.75%, 11/2/2018	1,675,000	1,671,147
2.25%, 3/13/2019	1,800,000	1,806,048
2.30%, 9/6/2019	4,400,000	4,412,716
2.50%, 9/20/2018	3,450,000	3,489,779
Series GMTN, 1.63%, 3/12/2018	4,275,000	4,271,623
Series GMTN, 2.05%, 3/15/2019	6,050,000	6,041,409
Compass Bank:
2.75%, 9/29/2019	1,360,000	1,344,142
Series BKNT, 1.85%, 9/29/2017	2,800,000	2,793,644
Cooperatieve Rabobank UA:
1.38%, 8/9/2019	8,850,000	8,696,541
1.70%, 3/19/2018	4,900,000	4,898,726
2.25%, 1/14/2019	4,900,000	4,924,108
Credit Suisse AG:
1.70%, 4/27/2018	8,950,000	8,940,065
1.75%, 1/29/2018	5,692,000	5,679,250
5.30%, 8/13/2019	4,150,000	4,471,542
6.00%, 2/15/2018	4,964,000	5,153,526
Series GMTN, 2.30%, 5/28/2019	12,805,000	12,832,275

See accompanying notes to financial statements.

41

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Deutsche Bank AG:
1.88%, 2/13/2018 (c)	$6,096,000	$6,057,534
2.50%, 2/13/2019	8,975,000	8,921,599
Series GMTN, 2.85%, 5/10/2019	7,350,000	7,327,289
Discover Bank/Greenwood:
2.00%, 2/21/2018	1,928,000	1,927,846
2.60%, 11/13/2018	2,730,000	2,752,195
Fifth Third Bancorp:
2.30%, 3/1/2019	350,000	351,400
2.88%, 7/27/2020	3,748,000	3,795,937
Fifth Third Bank:
1.45%, 2/28/2018	950,000	947,938
1.63%, 9/27/2019	4,046,000	3,990,732
2.30%, 3/15/2019	3,815,000	3,835,067
2.38%, 4/25/2019	500,000	503,210
Series MTN, 2.15%, 8/20/2018	2,880,000	2,897,395
First Republic Bank 2.38%, 6/17/2019	1,170,000	1,163,916
Goldman Sachs Group, Inc.:
2.00%, 4/25/2019	2,715,000	2,706,040
2.30%, 12/13/2019	8,245,000	8,251,183
2.55%, 10/23/2019	9,500,000	9,553,105
2.63%, 1/31/2019	7,564,000	7,634,874
2.90%, 7/19/2018	9,132,000	9,258,205
5.95%, 1/18/2018	11,668,000	12,163,073
6.15%, 4/1/2018	14,281,000	15,020,756
Series GLOB, 2.38%, 1/22/2018	9,756,000	9,813,365
Series GMTN, 7.50%, 2/15/2019	9,970,000	11,045,265
HSBC USA, Inc.:
1.50%, 11/13/2017	1,900,000	1,898,733
1.63%, 1/16/2018	4,900,000	4,890,739
1.70%, 3/5/2018	2,850,000	2,846,551
2.00%, 8/7/2018	3,450,000	3,452,035
2.25%, 6/23/2019 (c)	1,500,000	1,497,660
2.38%, 11/13/2019	5,330,000	5,334,424
2.63%, 9/24/2018	2,350,000	2,373,430
Huntington Bancshares, Inc. 2.60%, 8/2/2018	1,800,000	1,817,190
Huntington National Bank:
1.70%, 2/26/2018	1,827,000	1,825,758
2.00%, 6/30/2018	1,450,000	1,449,522
2.20%, 11/6/2018	2,150,000	2,156,171
2.20%, 4/1/2019	2,425,000	2,421,290
Intesa Sanpaolo SpA:
2.38%, 1/13/2017	1,015,000	1,015,140
3.88%, 1/16/2018	4,700,000	4,764,484
Series MTN, 3.88%, 1/15/2019	4,950,000	5,040,387
Itau CorpBanca 3.13%, 1/15/2018 (c)	4,450,000	4,491,296
JPMorgan Chase & Co.:
1.63%, 5/15/2018	5,677,000	5,665,930
1.80%, 1/25/2018	5,243,000	5,247,718
1.85%, 3/22/2019	4,625,000	4,608,859
2.20%, 10/22/2019	7,693,000	7,719,618
2.35%, 1/28/2019	4,400,000	4,435,508
6.00%, 1/15/2018	18,108,000	18,891,532
6.30%, 4/23/2019	9,851,000	10,753,844
Series H, 1.70%, 3/1/2018	9,308,000	9,302,788

JPMorgan Chase Bank NA:
1.45%, 9/21/2018	3,680,000	3,662,925
1.65%, 9/23/2019	4,680,000	4,636,429
KeyBank NA:
1.60%, 8/22/2019	1,700,000	1,677,033
1.65%, 2/1/2018 (c)	3,149,000	3,148,843
1.70%, 6/1/2018	1,650,000	1,648,498
2.35%, 3/8/2019	3,965,000	3,989,425
KeyCorp. Series MTN, 2.30%, 12/13/2018	3,725,000	3,746,494
Lloyds Bank PLC:
2.00%, 8/17/2018	5,000,000	5,006,850
2.30%, 11/27/2018	1,000,000	1,005,790
2.35%, 9/5/2019	3,236,000	3,242,569
Manufacturers & Traders Trust Co.:
2.10%, 2/6/2020	750,000	745,305
2.25%, 7/25/2019	525,000	528,034
Series BKNT, 1.45%, 3/7/2018	3,400,000	3,397,688
Mellon Funding Corp. 5.50%, 11/15/2018	280,000	297,578
Morgan Stanley:
1.88%, 1/5/2018	4,810,000	4,814,233
2.13%, 4/25/2018	9,385,000	9,422,259
2.50%, 1/24/2019	2,300,000	2,318,998
2.65%, 1/27/2020	1,769,000	1,776,624
Series GMTN, 2.38%, 7/23/2019	7,925,000	7,944,734
Series GMTN, 2.45%, 2/1/2019	10,685,000	10,754,346
Series GMTN, 6.63%, 4/1/2018	13,873,000	14,658,767
Series GMTN, 7.30%, 5/13/2019	8,750,000	9,741,288
Series MTN, 2.20%, 12/7/2018	16,000	16,041
Series MTN, 5.63%, 9/23/2019	11,910,000	12,901,866
Series MTN, 5.95%, 12/28/2017	4,000,000	4,163,280
Series MTN, 6.25%, 8/28/2017	1,380,000	1,421,895
MUFG Union Bank NA:
2.25%, 5/6/2019	500,000	500,320
2.63%, 9/26/2018	4,200,000	4,241,412
National Australia Bank, Ltd.:
1.38%, 7/12/2019	4,700,000	4,611,734
2.30%, 7/25/2018	550,000	554,351
Series GMTN, 2.00%, 1/14/2019	3,610,000	3,609,134
Series GMTN, 1.88%, 7/23/2018	3,405,000	3,410,243
National Bank of Canada 2.10%, 12/14/2018	3,150,000	3,160,962
National City Corp. 6.88%, 5/15/2019 (c)	50,000	54,814
Northern Trust Co. Series MTN, 6.50%, 8/15/2018	1,000,000	1,074,990
PNC Bank NA:
1.45%, 7/29/2019	8,010,000	7,899,061
1.50%, 2/23/2018	4,845,000	4,837,732
1.80%, 11/5/2018	4,300,000	4,304,902
1.85%, 7/20/2018	3,152,000	3,157,264
1.95%, 3/4/2019	4,000,000	4,002,560
2.20%, 1/28/2019	500,000	502,895
2.25%, 7/2/2019	3,050,000	3,068,635
2.40%, 10/18/2019	5,225,000	5,271,607
6.88%, 4/1/2018	1,600,000	1,688,928
Series BKNT, 1.70%, 12/7/2018	2,250,000	2,249,752
Series MTN, 1.60%, 6/1/2018	4,730,000	4,721,628

See accompanying notes to financial statements.

42

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Regions Bank:
2.25%, 9/14/2018	$1,100,000	$1,103,564
7.50%, 5/15/2018	2,030,000	2,170,740
Royal Bank of Canada:
1.50%, 7/29/2019	5,300,000	5,226,701
2.00%, 12/10/2018	8,700,000	8,726,969
Series GMTN, 1.50%, 6/7/2018	500,000	498,530
Series GMTN, 1.63%, 4/15/2019 (c)	4,850,000	4,815,080
Series GMTN, 1.80%, 7/30/2018	5,712,000	5,716,170
Series GMTN, 2.15%, 3/15/2019	705,000	707,446
Series GMTN, 2.20%, 7/27/2018	6,178,000	6,219,269
Series MTN, 1.50%, 1/16/2018	5,035,000	5,029,361
Royal Bank of Scotland Group PLC 6.40%, 10/21/2019	3,300,000	3,584,625
Santander Bank NA:
2.00%, 1/12/2018	1,050,000	1,046,829
8.75%, 5/30/2018	941,000	1,013,429
Santander Holdings USA, Inc.:
2.70%, 5/24/2019	5,325,000	5,316,001
3.45%, 8/27/2018 (c)	4,481,000	4,549,201
Santander UK PLC:
1.65%, 9/29/2017	600,000	600,636
2.35%, 9/10/2019	4,955,000	4,955,297
2.50%, 3/14/2019	4,900,000	4,922,540
3.05%, 8/23/2018	1,625,000	1,650,139
Series GMTN, 2.00%, 8/24/2018 (c)	1,294,000	1,289,950
Skandinaviska Enskilda Banken AB 1.50%, 9/13/2019	5,100,000	5,005,548
Societe Generale SA:
2.63%, 10/1/2018	1,950,000	1,970,007
2.75%, 10/12/2017	2,200,000	2,220,431
Sumitomo Mitsui Banking Corp.:
1.50%, 1/18/2018 (c)	2,650,000	2,639,426
1.75%, 1/16/2018	1,725,000	1,722,740
1.76%, 10/19/2018	2,290,000	2,278,023
2.05%, 1/18/2019	6,250,000	6,230,437
2.45%, 1/10/2019	300,000	301,284
2.50%, 7/19/2018	2,549,000	2,567,353
Series GMTN, 1.95%, 7/23/2018	3,950,000	3,946,682
Series GMTN, 2.25%, 7/11/2019	2,150,000	2,146,582
SunTrust Banks, Inc.:
2.35%, 11/1/2018 (c)	525,000	529,053
2.50%, 5/1/2019 (c)	3,268,000	3,293,785
7.25%, 3/15/2018	784,000	830,969
Svenska Handelsbanken AB:
1.50%, 9/6/2019	4,500,000	4,427,865
2.50%, 1/25/2019	3,900,000	3,940,521
Series MTN, 1.63%, 3/21/2018	2,200,000	2,197,382
Series MTN, 2.25%, 6/17/2019	3,700,000	3,715,910
Synovus Financial Corp. 7.88%, 2/15/2019	2,000,000	2,197,500
Toronto-Dominion Bank:
1.45%, 8/13/2019	6,050,000	5,962,638
2.13%, 7/2/2019	5,200,000	5,214,820
Series GMTN, 1.45%, 9/6/2018	4,500,000	4,479,255
Series GMTN, 1.75%, 7/23/2018	4,968,000	4,970,931
Series MTN, 1.40%, 4/30/2018	5,980,000	5,963,674

Series MTN, 1.63%, 3/13/2018	2,377,000	2,379,282
Series MTN, 1.95%, 1/22/2019 (c)	3,455,000	3,458,939
Series MTN, 2.25%, 11/5/2019	451,000	453,332
Series MTN, 2.63%, 9/10/2018 (c)	5,311,000	5,385,726
UBS AG:
5.88%, 12/20/2017	2,750,000	2,862,640
Series GMTN, 1.80%, 3/26/2018	13,685,000	13,684,316
Series GMTN, 2.38%, 8/14/2019	8,500,000	8,540,715
US Bancorp:
Series MTN, 1.95%, 11/15/2018	2,325,000	2,336,346
Series MTN, 2.20%, 4/25/2019 (c)	3,309,000	3,335,803
US Bank NA:
1.35%, 1/26/2018	2,550,000	2,542,937
1.40%, 4/26/2019	7,245,000	7,165,957
2.13%, 10/28/2019	5,110,000	5,128,396
Series MTN, 1.45%, 1/29/2018	4,700,000	4,694,736
Wachovia Corp. Series MTN, 5.75%, 2/1/2018	7,040,000	7,334,131
Wells Fargo & Co.:
2.13%, 4/22/2019	4,806,000	4,821,427
2.15%, 1/15/2019 (c)	4,899,000	4,927,169
5.63%, 12/11/2017	3,000,000	3,110,340
Series GMTN, 1.50%, 1/16/2018	7,108,000	7,098,120
Wells Fargo Bank NA:
1.65%, 1/22/2018	8,050,000	8,050,805
1.75%, 5/24/2019	11,300,000	11,237,737
6.00%, 11/15/2017	2,175,000	2,257,198
Series MTN, 1.80%, 11/28/2018	6,050,000	6,051,452
Series MTN, 2.15%, 12/6/2019	5,800,000	5,803,364
Westpac Banking Corp.:
1.50%, 12/1/2017	4,470,000	4,471,207
1.55%, 5/25/2018	3,754,000	3,742,137
1.60%, 8/19/2019	6,900,000	6,814,578
1.65%, 5/13/2019	2,750,000	2,723,050
1.95%, 11/23/2018	3,450,000	3,455,244
2.25%, 7/30/2018	3,050,000	3,069,825
2.25%, 1/17/2019	1,875,000	1,883,794
4.63%, 6/1/2018	917,000	948,398
4.88%, 11/19/2019	7,211,000	7,730,048
Series GMTN, 1.60%, 1/12/2018	3,914,000	3,911,730

		1,189,835,249

BEVERAGES — 2.4%
Anheuser-Busch Cos. LLC 5.50%, 1/15/2018	2,318,000	2,405,389
Anheuser-Busch InBev Finance, Inc.:
1.25%, 1/17/2018 (c)	4,569,000	4,556,435
1.90%, 2/1/2019	16,550,000	16,577,804
2.15%, 2/1/2019	600,000	603,432
Anheuser-Busch InBev Worldwide, Inc.:
2.20%, 8/1/2018	3,100,000	3,119,964
6.88%, 11/15/2019 (c)	1,992,000	2,251,139
7.75%, 1/15/2019	10,975,000	12,217,589
Beam Suntory, Inc.:
1.75%, 6/15/2018	300,000	298,878
1.88%, 5/15/2017	2,109,000	2,112,018

See accompanying notes to financial statements.

43

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Brown-Forman Corp. 1.00%, 1/15/2018	$1,279,000	$1,272,375
Coca-Cola Co.:
1.15%, 4/1/2018	4,883,000	4,871,281
1.38%, 5/30/2019	4,373,000	4,344,576
1.65%, 3/14/2018	4,768,000	4,785,737
1.65%, 11/1/2018	300,000	300,981
Coca-Cola Femsa SAB de CV 2.38%, 11/26/2018	3,412,000	3,436,225
Constellation Brands, Inc. 3.88%, 11/15/2019	1,395,000	1,443,825
Diageo Capital PLC 1.13%, 4/29/2018	710,000	705,200
Dr Pepper Snapple Group, Inc.:
2.60%, 1/15/2019	200,000	202,864
6.82%, 5/1/2018	1,963,000	2,093,343
Molson Coors Brewing Co. 1.45%, 7/15/2019	3,430,000	3,378,721
PepsiCo, Inc.:
1.25%, 4/30/2018	1,700,000	1,696,515
1.35%, 10/4/2019	3,170,000	3,141,407
1.50%, 2/22/2019	3,220,000	3,209,149
2.25%, 1/7/2019	6,000	6,074
5.00%, 6/1/2018	5,319,000	5,583,886

		84,614,807

BIOTECHNOLOGY — 0.7%
Amgen, Inc.:
2.20%, 5/22/2019	4,077,000	4,107,578
5.70%, 2/1/2019	4,125,000	4,433,014
6.15%, 6/1/2018	2,243,000	2,378,185
Biogen, Inc. 6.88%, 3/1/2018	1,881,000	1,988,857
Celgene Corp.:
2.13%, 8/15/2018	4,143,000	4,160,318
2.25%, 5/15/2019	2,660,000	2,666,410
Gilead Sciences, Inc.:
1.85%, 9/4/2018	4,245,000	4,259,051
2.05%, 4/1/2019	501,000	502,393

		24,495,806

CHEMICALS — 1.1%
Air Products & Chemicals, Inc. 4.38%, 8/21/2019	2,000	2,124
Airgas, Inc. 1.65%, 2/15/2018	1,309,000	1,310,204
Cabot Corp. 2.55%, 1/15/2018	1,770,000	1,776,443
Dow Chemical Co.:
5.70%, 5/15/2018	750,000	787,792
8.55%, 5/15/2019	8,223,000	9,413,691
Eastman Chemical Co. 2.70%, 1/15/2020	81,000	81,369
Ecolab, Inc.:
1.55%, 1/12/2018	1,731,000	1,730,585
2.00%, 1/14/2019	1,400,000	1,401,134
EI du Pont de Nemours & Co.:
5.75%, 3/15/2019	325,000	350,971
6.00%, 7/15/2018	4,520,000	4,797,031

FMC Corp. 5.20%, 12/15/2019	2,000,000	2,151,940
Lubrizol Corp. 8.88%, 2/1/2019	500,000	569,695
LyondellBasell Industries NV 5.00%, 4/15/2019	6,559,000	6,928,075
Monsanto Co.:
2.13%, 7/15/2019	76,000	75,864
5.13%, 4/15/2018	1,699,000	1,764,972
Potash Corp. of Saskatchewan, Inc. 6.50%, 5/15/2019	1,752,000	1,913,166
Praxair, Inc.:
1.25%, 11/7/2018 (c)	150,000	148,968
4.50%, 8/15/2019	8,000	8,518
Rohm & Haas Co. 6.00%, 9/15/2017	2,001,000	2,063,431
RPM International, Inc.:
6.13%, 10/15/2019	50,000	54,715
6.50%, 2/15/2018	625,000	654,825
Valspar Corp. 7.25%, 6/15/2019	1,500,000	1,664,910

		39,650,423

COMMERCIAL SERVICES — 0.4%
Board of Trustees of The Leland Stanford Junior University 4.75%, 5/1/2019	115,000	122,474
Catholic Health Initiatives 2.60%, 8/1/2018	1,790,000	1,805,824
Moody’s Corp. 2.75%, 7/15/2019	966,000	977,563
Princeton University 4.95%, 3/1/2019	3,000,000	3,195,960
S&P Global, Inc. 2.50%, 8/15/2018	2,475,000	2,498,340
Total System Services, Inc. 2.38%, 6/1/2018 (c)	1,434,000	1,439,922
Western Union Co. 3.65%, 8/22/2018	3,400,000	3,486,326
Yale University Series MTN, 2.09%, 4/15/2019	1,500,000	1,510,875

		15,037,284

CONSTRUCTION MATERIALS — 0.1%
CRH America, Inc. 8.13%, 7/15/2018	1,505,000	1,640,932
Martin Marietta Materials, Inc. 6.60%, 4/15/2018	255,000	268,472
Vulcan Materials Co. 7.00%, 6/15/2018	659,000	705,314

		2,614,718

DISTRIBUTION & WHOLESALE — 0.0% (a)
Ingram Micro, Inc. 5.25%, 9/1/2017	1,400,000	1,420,587

DIVERSIFIED FINANCIAL SERVICES — 4.1%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust 3.75%, 5/15/2019	10,075,000	10,251,313
Air Lease Corp.:
2.13%, 1/15/2018	1,409,000	1,407,478

See accompanying notes to financial statements.

44

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

2.13%, 1/15/2020	$2,000,000	$1,965,600
2.63%, 9/4/2018	1,150,000	1,156,371
3.38%, 1/15/2019	1,000,000	1,016,900
5.63%, 4/1/2017	2,008,000	2,025,570
American Express Co.:
1.55%, 5/22/2018	3,111,000	3,104,000
7.00%, 3/19/2018	5,798,000	6,156,491
8.13%, 5/20/2019	500,000	568,015
American Express Credit Corp.:
2.13%, 7/27/2018	2,615,000	2,629,540
2.13%, 3/18/2019	369,000	370,055
Series GMTN, 2.25%, 8/15/2019	7,435,000	7,464,889
Series MTN, 1.70%, 10/30/2019	5,810,000	5,751,726
Series MTN, 1.80%, 7/31/2018	5,127,000	5,129,102
Series MTN, 1.88%, 11/5/2018	4,920,000	4,927,823
Ameriprise Financial, Inc. 7.30%, 6/28/2019	3,465,000	3,884,577
Associates Corp. of North America 6.95%, 11/1/2018	50,000	54,265
Bear Stearns Cos. LLC:
4.65%, 7/2/2018 (c)	1,496,000	1,556,139
7.25%, 2/1/2018	9,207,000	9,736,771
Capital One Bank USA NA:
2.15%, 11/21/2018	1,100,000	1,102,046
2.25%, 2/13/2019	1,415,000	1,418,354
2.30%, 6/5/2019	200,000	200,296
8.80%, 7/15/2019	280,000	320,032
Charles Schwab Corp. 1.50%, 3/10/2018	2,285,000	2,286,005
Discover Financial Services 6.45%, 6/12/2017	1,500,000	1,530,747
GE Capital International Funding Co. 2.34%, 11/15/2020	7,000,000	6,991,600
General Electric Capital Corp. Series GMTN, 6.00%, 8/7/2019	3,904,000	4,312,281
General Electric Co.:
1.63%, 4/2/2018	2,192,000	2,197,787
Series GMTN, 2.30%, 1/14/2019	1,000,000	1,011,930
Series GMTN, 5.63%, 5/1/2018	2,734,000	2,881,335
Intercontinental Exchange, Inc. 2.50%, 10/15/2018	2,291,000	2,321,768
International Lease Finance Corp.:
3.88%, 4/15/2018	3,000,000	3,056,250
5.88%, 4/1/2019	25,000	26,550
6.25%, 5/15/2019	4,000,000	4,300,000
7.13%, 9/1/2018 (d)	4,225,000	4,553,071
Jefferies Group LLC:
5.13%, 4/13/2018	5,080,000	5,245,811
8.50%, 7/15/2019 (c)	1,390,000	1,578,011
Legg Mason, Inc. 2.70%, 7/15/2019	100,000	100,478
MasterCard, Inc. 2.00%, 4/1/2019 (c)	250,000	251,682
Nasdaq, Inc.:
5.25%, 1/16/2018	1,620,000	1,676,619
5.55%, 1/15/2020	50,000	53,983
National Rural Utilities Cooperative Finance Corp.:
1.10%, 1/27/2017	2,000,000	1,999,954

1.65%, 2/8/2019	1,955,000	1,949,291
2.15%, 2/1/2019	3,200,000	3,220,640
2.30%, 11/15/2019	3,000	3,023
5.45%, 2/1/2018	1,206,000	1,255,036
10.38%, 11/1/2018	1,526,000	1,759,570
Series MTN, 1.50%, 11/1/2019	1,570,000	1,554,473
Nomura Holdings, Inc. Series GMTN, 2.75%, 3/19/2019	5,166,000	5,208,464
Synchrony Financial:
2.60%, 1/15/2019	4,955,000	4,973,730
3.00%, 8/15/2019	2,723,000	2,751,346
TD Ameritrade Holding Corp. 5.60%, 12/1/2019	3,000,000	3,293,160

		144,541,948

ELECTRIC — 4.7%
Ameren Corp. 2.70%, 11/15/2020	3,140,000	3,158,055
Appalachian Power Co. Series K, 5.00%, 6/1/2017	862,000	873,585
Berkshire Hathaway Energy Co.:
2.00%, 11/15/2018	2,000,000	2,007,820
5.75%, 4/1/2018	3,883,000	4,079,402
Black Hills Corp. 2.50%, 1/11/2019	900,000	903,420
Cleveland Electric Illuminating Co.:
8.88%, 11/15/2018	950,000	1,064,627
Series D, 7.88%, 11/1/2017	1,565,000	1,646,047
CMS Energy Corp. 8.75%, 6/15/2019	1,405,000	1,618,504
Commonwealth Edison Co. 5.80%, 3/15/2018	2,171,000	2,277,857
Connecticut Light & Power Co. 5.65%, 5/1/2018	400,000	420,744
Consolidated Edison Co. of New York, Inc.:
7.13%, 12/1/2018	2,102,000	2,311,948
Series 08-A, 5.85%, 4/1/2018	3,233,000	3,395,523
Consumers Energy Co.:
5.65%, 9/15/2018	200,000	212,934
6.13%, 3/15/2019	2,925,000	3,188,162
Dominion Resources, Inc.:
1.90%, 6/15/2018	3,100,000	3,097,241
2.50%, 12/1/2019	100,000	100,879
2.96%, 7/1/2019 (b)	500,000	505,735
5.20%, 8/15/2019	25,000	26,857
6.40%, 6/15/2018	3,450,000	3,661,312
Series B, 1.60%, 8/15/2019	3,304,000	3,252,028
DTE Electric Co. Series G, 5.60%, 6/15/2018	500,000	527,890
DTE Energy Co. 1.50%, 10/1/2019	2,650,000	2,603,042
Duke Energy Carolinas LLC:
5.10%, 4/15/2018	1,672,000	1,745,551
5.25%, 1/15/2018	1,650,000	1,711,463
Series C, 7.00%, 11/15/2018	3,709,000	4,058,870
Duke Energy Corp.:
1.63%, 8/15/2017	1,033,000	1,034,667
2.10%, 6/15/2018	1,506,000	1,512,250

See accompanying notes to financial statements.

45

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

5.05%, 9/15/2019	$3,000	$3,222
6.25%, 6/15/2018	1,197,000	1,272,148
Duke Energy Florida LLC 5.65%, 6/15/2018	506,000	534,746
Duke Energy Ohio, Inc. 5.45%, 4/1/2019	77,000	82,690
Duke Energy Progress LLC 5.30%, 1/15/2019	4,500,000	4,805,685
Edison International 3.75%, 9/15/2017	705,000	715,984
Emera US Finance L.P. 2.15%, 6/15/2019 (d)	1,660,000	1,655,784
Entergy Texas, Inc. 7.13%, 2/1/2019	909,000	997,491
Eversource Energy 1.45%, 5/1/2018	1,787,000	1,779,745
Exelon Generation Co. LLC:
4.00%, 10/1/2020 (c)	5,158,000	5,358,285
5.20%, 10/1/2019	4,000	4,285
6.20%, 10/1/2017	1,879,000	1,942,101
FirstEnergy Corp. Series A, 2.75%, 3/15/2018	2,270,000	2,286,521
Georgia Power Co.:
1.95%, 12/1/2018	2,189,000	2,200,449
4.25%, 12/1/2019	3,000	3,178
5.40%, 6/1/2018	100,000	105,196
Jersey Central Power & Light Co.:
5.65%, 6/1/2017	1,260,000	1,279,735
7.35%, 2/1/2019	50,000	54,691
Kansas City Power & Light Co.:
6.38%, 3/1/2018	236,000	247,845
Series 09A, 7.15%, 4/1/2019	217,000	240,592
MidAmerican Energy Co.:
2.40%, 3/15/2019 (c)	4,590,000	4,640,306
5.30%, 3/15/2018	2,379,000	2,483,010
Nevada Power Co.:
6.50%, 8/1/2018	400,000	429,596
7.13%, 3/15/2019	375,000	416,220
Series O, 6.50%, 5/15/2018	330,000	351,651
NextEra Energy Capital Holdings, Inc.:
1.65%, 9/1/2018	2,565,000	2,558,613
2.30%, 4/1/2019	2,785,000	2,798,981
2.40%, 9/15/2019	1,570,000	1,578,494
Series F, 2.06%, 9/1/2017	2,987,000	3,000,158
NiSource Finance Corp. 6.40%, 3/15/2018	3,705,000	3,901,216
Ohio Power Co. 6.05%, 5/1/2018	2,050,000	2,158,404
Oklahoma Gas & Electric Co. 6.35%, 9/1/2018	1,770,000	1,892,413
Oncor Electric Delivery Co. LLC:
5.00%, 9/30/2017	1,828,000	1,876,210
6.80%, 9/1/2018	2,231,000	2,409,525
Pacific Gas & Electric Co.:
3.50%, 10/1/2020	1,000,000	1,034,950
8.25%, 10/15/2018	1,937,000	2,149,702
PacifiCorp 5.65%, 7/15/2018	406,000	429,877

PECO Energy Co. 5.35%, 3/1/2018 (c)	1,190,000	1,238,897
PG&E Corp. 2.40%, 3/1/2019	200,000	200,884
Portland General Electric Co. 6.10%, 4/15/2019	1,000	1,091
PPL Capital Funding, Inc. 1.90%, 6/1/2018	100,000	99,918
Progress Energy, Inc.:
4.88%, 12/1/2019	2,327,000	2,496,941
7.05%, 3/15/2019	2,000,000	2,207,820
PSEG Power LLC 2.45%, 11/15/2018	3,075,000	3,099,415
Public Service Co. of Colorado:
5.13%, 6/1/2019	204,000	218,462
5.80%, 8/1/2018	1,100,000	1,169,993
Public Service Co. of New Mexico 7.95%, 5/15/2018	1,000,000	1,077,360
Public Service Electric & Gas Co.:
Series I, 1.80%, 6/1/2019	2,000	1,992
Series MTN, 2.00%, 8/15/2019	1,000	1,002
Series MTN, 5.30%, 5/1/2018	300,000	314,283
Public Service Enterprise Group, Inc. 1.60%, 11/15/2019	3,850,000	3,791,519
South Carolina Electric & Gas Co. 6.50%, 11/1/2018	1,200,000	1,299,516
Southern California Edison Co. 5.50%, 8/15/2018 (c)	430,000	456,583
Southern Co.:
1.55%, 7/1/2018	3,150,000	3,136,959
1.85%, 7/1/2019	4,125,000	4,102,601
2.15%, 9/1/2019	1,000	998
2.45%, 9/1/2018	1,962,000	1,978,932
2.75%, 6/15/2020	875,000	880,871
Southern Power Co.:
Series 15A, 1.50%, 6/1/2018	2,550,000	2,537,505
Series D, 1.95%, 12/15/2019	3,200,000	3,170,400
Southwestern Electric Power Co.:
6.45%, 1/15/2019	2,000,000	2,164,940
Series F, 5.88%, 3/1/2018	300,000	313,725
Southwestern Public Service Co. Series G, 8.75%, 12/1/2018	370,000	414,922
Tampa Electric Co. 6.10%, 5/15/2018	1,320,000	1,396,309
TECO Finance, Inc. 6.57%, 11/1/2017	1,700,000	1,764,736
TransAlta Corp.:
1.90%, 6/3/2017	3,210,000	3,193,950
6.90%, 5/15/2018	1,800,000	1,874,250
Virginia Electric & Power Co.:
1.20%, 1/15/2018	295,000	293,852
5.00%, 6/30/2019	5,000	5,356
5.40%, 4/30/2018	1,953,000	2,048,131
WEC Energy Group, Inc. 1.65%, 6/15/2018	2,860,000	2,858,027
Wisconsin Electric Power Co. 1.70%, 6/15/2018	160,000	160,339
Wisconsin Power & Light Co. 5.00%, 7/15/2019	1,000	1,067

See accompanying notes to financial statements.

46

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Wisconsin Public Service Corp. 1.65%, 12/4/2018	$2,050,000	$2,046,208
Xcel Energy, Inc. 1.20%, 6/1/2017	1,825,000	1,823,266

		164,519,132

ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co. 5.25%, 10/15/2018	1,570,000	1,670,700
Hubbell, Inc. 5.95%, 6/1/2018	1,100,000	1,160,247

		2,830,947

ELECTRONICS — 0.7%
Amphenol Corp. 2.55%, 1/30/2019	3,031,000	3,062,098
Arrow Electronics, Inc. 3.00%, 3/1/2018	1,145,000	1,156,794
Corning, Inc.:
1.45%, 11/15/2017	1,375,000	1,373,976
1.50%, 5/8/2018	1,900,000	1,894,129
Fortive Corp. 1.80%, 6/15/2019 (d)	1,198,000	1,186,954
Honeywell International, Inc. 1.40%, 10/30/2019	4,950,000	4,905,400
Jabil Circuit, Inc. 8.25%, 3/15/2018	2,000,000	2,145,000
Keysight Technologies, Inc. 3.30%, 10/30/2019	1,100,000	1,115,895
Koninklijke Philips NV 5.75%, 3/11/2018	5,155,000	5,414,348
Thermo Fisher Scientific, Inc. 1.85%, 1/15/2018	1,690,000	1,693,160

		23,947,754

ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
3.80%, 5/15/2018	4,260,000	4,374,722
5.50%, 9/15/2019	2,502,000	2,721,500
Waste Management, Inc. 6.10%, 3/15/2018	1,887,000	1,986,162

		9,082,384

FOOD — 1.3%
Campbell Soup Co. 4.50%, 2/15/2019	1,300,000	1,364,545
General Mills, Inc.:
2.20%, 10/21/2019	2,875,000	2,884,200
5.65%, 2/15/2019 (c)	4,000,000	4,296,320
Hershey Co. 1.60%, 8/21/2018	1,655,000	1,658,691
JM Smucker Co. 1.75%, 3/15/2018	2,628,000	2,631,889
Kellogg Co.:
3.25%, 5/21/2018	220,000	224,424
4.15%, 11/15/2019	1,000,000	1,054,160
Kraft Heinz Foods Co.:
2.00%, 7/2/2018	6,205,000	6,208,227
2.80%, 7/2/2020	842,000	847,936
6.13%, 8/23/2018	3,100,000	3,302,275

Kroger Co.:
2.00%, 1/15/2019	3,400,000	3,405,304
Series GMTN, 1.50%, 9/30/2019	2,920,000	2,875,762
Mondelez International, Inc. 6.13%, 8/23/2018	500,000	532,780
Sysco Corp.:
1.90%, 4/1/2019	4,145,000	4,130,119
5.25%, 2/12/2018	1,530,000	1,588,171
Tyson Foods, Inc. 2.65%, 8/15/2019	5,830,000	5,881,013
Unilever Capital Corp.:
2.20%, 3/6/2019 (c)	1,400,000	1,414,630
4.80%, 2/15/2019	2,618,000	2,784,217

		47,084,663

FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA 7.25%, 7/29/2019	3,809,000	4,212,106
International Paper Co. 7.95%, 6/15/2018	202,000	219,019

		4,431,125

GAS — 0.5%
Atmos Energy Corp. 6.35%, 6/15/2017	1,015,000	1,038,141
CenterPoint Energy Resources Corp. Series MTN, 6.00%, 5/15/2018	1,992,000	2,094,289
Dominion Gas Holdings LLC 2.50%, 12/15/2019	4,329,000	4,372,160
National Fuel Gas Co. 6.50%, 4/15/2018	1,500,000	1,573,425
ONE Gas, Inc. 2.07%, 2/1/2019	566,000	566,617
Sempra Energy:
1.63%, 10/7/2019	2,800,000	2,761,696
6.15%, 6/15/2018	2,961,000	3,127,379
9.80%, 2/15/2019	74,000	85,639
Southern California Gas Co.:
1.55%, 6/15/2018	1,850,000	1,850,463
Series HH, 5.45%, 4/15/2018	1,000,000	1,043,880

		18,513,689

HAND & MACHINE TOOLS — 0.2%
Kennametal, Inc. 2.65%, 11/1/2019 (c)	1,500,000	1,489,245
Snap-on, Inc. 4.25%, 1/15/2018	570,000	585,732
Stanley Black & Decker, Inc.:
1.62%, 11/17/2018	3,000,000	2,981,310
2.45%, 11/17/2018	1,806,000	1,827,203

		6,883,490

HEALTH CARE PRODUCTS — 1.4%
Abbott Laboratories 2.35%, 11/22/2019	9,680,000	9,691,229
Becton Dickinson and Co.:
1.80%, 12/15/2017	2,242,000	2,247,000
2.68%, 12/15/2019	5,896,000	5,976,363
Boston Scientific Corp.:
2.65%, 10/1/2018	2,950,000	2,984,692
6.00%, 1/15/2020	76,000	83,387

See accompanying notes to financial statements.

47

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

CR Bard, Inc. 1.38%, 1/15/2018	$2,015,000	$2,007,504
Danaher Corp. 1.65%, 9/15/2018	950,000	950,523
Edwards Lifesciences Corp. 2.88%, 10/15/2018	1,053,000	1,068,605
Medtronic, Inc.:
1.38%, 4/1/2018	3,430,000	3,423,517
1.50%, 3/15/2018	2,978,000	2,978,060
5.60%, 3/15/2019	400,000	430,988
St Jude Medical, Inc. 2.00%, 9/15/2018	1,105,000	1,106,492
Stryker Corp.:
1.30%, 4/1/2018	1,552,000	1,545,808
2.00%, 3/8/2019	4,745,000	4,748,606
Thermo Fisher Scientific, Inc.:
2.15%, 12/14/2018	1,990,000	1,998,895
2.40%, 2/1/2019 (c)	4,230,000	4,260,794
Zimmer Biomet Holdings, Inc.:
2.00%, 4/1/2018	2,883,000	2,886,373
4.63%, 11/30/2019	1,000	1,058

		48,389,894

HEALTH CARE SERVICES — 1.4%
Aetna, Inc.:
1.70%, 6/7/2018	2,780,000	2,777,303
1.90%, 6/7/2019	5,295,000	5,281,551
2.20%, 3/15/2019	3,578,000	3,589,736
Anthem, Inc.:
1.88%, 1/15/2018	3,290,000	3,291,711
2.25%, 8/15/2019 (c)	1,807,000	1,803,639
2.30%, 7/15/2018	3,453,000	3,473,960
7.00%, 2/15/2019	1,990,000	2,180,025
Dignity Health
2.64%, 11/1/2019	1,940,000	1,947,469
Humana, Inc.:
2.63%, 10/1/2019	1,500,000	1,510,065
6.30%, 8/1/2018	1,800,000	1,921,122
7.20%, 6/15/2018	1,709,000	1,836,696
Laboratory Corp. of America Holdings:
2.20%, 8/23/2017	1,177,000	1,182,486
2.50%, 11/1/2018	1,625,000	1,640,226
Quest Diagnostics, Inc. 2.70%, 4/1/2019	350,000	353,552
UnitedHealth Group, Inc.:
1.40%, 12/15/2017	2,778,000	2,777,917
1.70%, 2/15/2019	6,100,000	6,082,127
1.90%, 7/16/2018	5,803,000	5,823,079
2.30%, 12/15/2019	50,000	50,324
6.00%, 2/15/2018	2,576,000	2,700,601

		50,223,589

HOLDING COMPANIES-DIVERS — 0.1%
MUFG Americas Holdings Corp. 1.63%, 2/9/2018	1,838,000	1,831,089

HOME BUILDERS — 0.1%
DR Horton, Inc.:
3.63%, 2/15/2018	100,000	100,812

3.75%, 3/1/2019	3,535,000	3,603,491

		3,704,303

HOME FURNISHINGS — 0.1%
Whirlpool Corp. 1.65%, 11/1/2017	2,385,000	2,388,413

HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
Series MTN, 0.90%, 5/1/2018	315,000	313,274
Series MTN, 1.50%, 11/1/2018 (c)	4,100,000	4,105,371
Procter & Gamble Co.:
1.60%, 11/15/2018	1,000	1,003
1.90%, 11/1/2019	120,000	120,726

		4,540,374

HOUSEHOLD PRODUCTS & WARES — 0.1%
Kimberly-Clark Corp.:
1.40%, 2/15/2019	651,000	647,055
6.25%, 7/15/2018	3,607,000	3,859,815
7.50%, 11/1/2018	800,000	883,528

		5,390,398

HOUSEWARES — 0.2%
Newell Brands, Inc.:
2.15%, 10/15/2018	1,500,000	1,506,840
2.60%, 3/29/2019	6,120,000	6,187,320

		7,694,160

INSURANCE — 2.2%
Aflac, Inc. 2.65%, 2/15/2017	1,202,000	1,203,813
Allstate Corp. 7.45%, 5/16/2019	1,100,000	1,227,985
American Financial Group, Inc. 9.88%, 6/15/2019	1,000,000	1,173,060
American International Group, Inc.:
2.30%, 7/16/2019	3,365,000	3,379,638
Series MTN, 5.85%, 1/16/2018	4,457,000	4,644,639
Assurant, Inc. 2.50%, 3/15/2018	2,250,000	2,264,603
Berkshire Hathaway Finance Corp.:
1.30%, 5/15/2018	2,000,000	1,995,740
1.30%, 8/15/2019	7,545,000	7,448,726
1.45%, 3/7/2018	3,175,000	3,176,302
1.70%, 3/15/2019	4,635,000	4,628,233
2.00%, 8/15/2018	611,000	615,900
5.40%, 5/15/2018	4,944,000	5,196,144
Berkshire Hathaway, Inc.:
1.15%, 8/15/2018	2,275,000	2,262,192
1.55%, 2/9/2018	1,886,000	1,889,225
2.10%, 8/14/2019	400,000	403,368
Chubb Corp. 5.75%, 5/15/2018	1,920,000	2,025,043
Chubb INA Holdings, Inc.:
5.80%, 3/15/2018	705,000	739,369
5.90%, 6/15/2019	20,000	21,844
CNA Financial Corp. 7.35%, 11/15/2019	1,499,000	1,695,189

See accompanying notes to financial statements.

48

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Hartford Financial Services Group, Inc.:
6.30%, 3/15/2018	$1,678,000	$1,760,306
Series MTN, 6.00%, 1/15/2019	100,000	106,704
Lincoln National Corp. 8.75%, 7/1/2019	1,281,000	1,476,532
Marsh & McLennan Cos., Inc. Series MTN, 2.55%, 10/15/2018	1,686,000	1,699,977
MetLife, Inc.:
7.72%, 2/15/2019	3,830,000	4,279,182
Series A, 6.82%, 8/15/2018	4,664,000	5,027,465
Protective Life Corp. 7.38%, 10/15/2019	2,500,000	2,826,500
Prudential Financial, Inc.:
Series D, 7.38%, 6/15/2019	4,025,000	4,524,623
Series MTN, 2.30%, 8/15/2018	1,825,000	1,840,056
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	70,000	77,491
Travelers Cos. Inc. 5.90%, 6/2/2019	100,000	108,784
Travelers Cos., Inc.:
5.80%, 5/15/2018	253,000	266,811
Series MTN, 5.75%, 12/15/2017	4,085,000	4,255,549
Voya Financial, Inc. 2.90%, 2/15/2018	2,003,000	2,025,534
XLIT, Ltd. 2.30%, 12/15/2018	200,000	200,954

		76,467,481

INTERNET — 0.8%
Alibaba Group Holding, Ltd. 2.50%, 11/28/2019	7,621,000	7,651,636
Amazon.com, Inc. 2.60%, 12/5/2019	1,692,000	1,724,588
Baidu, Inc.:
2.75%, 6/9/2019	4,010,000	4,046,050
3.25%, 8/6/2018	3,481,000	3,531,614
eBay, Inc.:
2.20%, 8/1/2019 (c)	4,586,000	4,583,019
2.50%, 3/9/2018	2,615,000	2,637,960
Expedia, Inc. 7.46%, 8/15/2018	2,510,000	2,709,671

		26,884,538

INVESTMENT COMPANY SECURITY — 0.3%
Ares Capital Corp. 4.88%, 11/30/2018	3,768,000	3,913,972
FS Investment Corp.:
4.00%, 7/15/2019	100,000	100,047
4.25%, 1/15/2020	1,350,000	1,356,507
PennantPark Investment Corp. 4.50%, 10/1/2019	2,000,000	2,003,660
Prospect Capital Corp. 5.00%, 7/15/2019	2,500,000	2,534,302

		9,908,488

IRON/STEEL — 0.2%
Nucor Corp. 5.85%, 6/1/2018	680,000	716,625

Vale Overseas, Ltd. 5.63%, 9/15/2019	4,726,000	4,991,837

		5,708,462

IT SERVICES — 2.5%
Apple, Inc.:
1.00%, 5/3/2018	12,005,000	11,956,380
1.10%, 8/2/2019	6,508,000	6,407,907
1.30%, 2/23/2018	1,625,000	1,625,845
1.70%, 2/22/2019 (c)	3,670,000	3,676,349
2.10%, 5/6/2019	7,283,000	7,352,917
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48%, 6/1/2019 (d)	10,680,000	10,895,415
4.42%, 6/15/2021 (d)	5,200,000	5,366,345
Hewlett Packard Enterprise Co.:
2.45%, 10/5/2017	2,550,000	2,564,178
2.85%, 10/5/2018	8,820,000	8,908,200
International Business Machines Corp.:
1.13%, 2/6/2018	4,890,000	4,878,704
1.25%, 2/8/2018	4,020,000	4,015,538
1.80%, 5/17/2019	4,830,000	4,835,217
1.88%, 5/15/2019	4,247,000	4,256,216
1.95%, 2/12/2019 (c)	1,831,000	1,840,521
7.63%, 10/15/2018	5,406,000	5,962,710
8.38%, 11/1/2019	709,000	832,855
Seagate HDD Cayman 3.75%, 11/15/2018	3,280,000	3,363,247

		88,738,544

LODGING — 0.2%
Marriott International, Inc.:
3.00%, 3/1/2019	3,275,000	3,327,826
6.75%, 5/15/2018	943,000	1,003,522
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	707,000	710,174
2.95%, 3/1/2017	580,000	580,583

		5,622,105

MACHINERY, CONSTRUCTION & MINING — 0.7%
Caterpillar Financial Services Corp.:
Series G, 2.45%, 9/6/2018	2,550,000	2,582,104
Series GMTN, 1.50%, 2/23/2018	2,910,000	2,908,778
Series GMTN, 1.70%, 6/16/2018	1,250,000	1,250,362
Series MTN, 1.30%, 3/1/2018	1,010,000	1,006,536
Series MTN, 1.35%, 5/18/2019	3,562,000	3,511,313
Series MTN, 1.80%, 11/13/2018	2,425,000	2,427,449
Series MTN, 2.00%, 3/5/2020	1,028,000	1,017,895
Series MTN, 2.10%, 6/9/2019	3,407,000	3,414,121
Series MTN, 2.25%, 12/1/2019	8,000	8,029
Series MTN, 7.05%, 10/1/2018	50,000	54,459
Series MTN, 7.15%, 2/15/2019	3,905,000	4,319,125
Caterpillar, Inc. 7.90%, 12/15/2018	1,811,000	2,020,895

		24,521,066

MACHINERY-DIVERSIFIED — 0.9%
John Deere Capital Corp.:
1.30%, 3/12/2018	2,250,000	2,243,677
2.25%, 4/17/2019	5,000	5,044

See accompanying notes to financial statements.

49

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series MTN, 1.25%, 10/9/2019	$4,608,000	$4,522,383
Series MTN, 1.35%, 1/16/2018 (c)	2,598,000	2,594,545
Series MTN, 1.60%, 7/13/2018	3,529,000	3,527,200
Series MTN, 1.75%, 8/10/2018	4,875,000	4,881,874
Series MTN, 1.95%, 12/13/2018	16,000	16,078
Series MTN, 1.95%, 1/8/2019	3,565,000	3,577,477
Series MTN, 1.95%, 3/4/2019	1,000,000	1,002,030
Series MTN, 2.30%, 9/16/2019	5,448,000	5,498,993
Series MTN, 5.35%, 4/3/2018	8,000	8,374
Series MTN, 5.75%, 9/10/2018	444,000	473,704
Roper Technologies, Inc.:
1.85%, 11/15/2017	1,946,000	1,952,019
2.05%, 10/1/2018	1,984,000	1,988,722
6.25%, 9/1/2019	250,000	274,725

		32,566,845

MEDIA — 2.2%
21st Century Fox America, Inc.:
6.90%, 3/1/2019	2,625,000	2,883,956
7.25%, 5/18/2018	675,000	723,323
8.25%, 8/10/2018 (c)	700,000	768,376
CBS Corp.:
1.95%, 7/1/2017	2,000,000	2,006,348
2.30%, 8/15/2019 (c)	2,875,000	2,883,625
4.63%, 5/15/2018	70,000	72,591
Comcast Corp.:
5.70%, 5/15/2018	2,515,000	2,654,231
5.70%, 7/1/2019	1,907,000	2,083,321
5.88%, 2/15/2018	2,180,000	2,285,272
6.30%, 11/15/2017	3,466,000	3,609,603
Discovery Communications LLC 5.63%, 8/15/2019	560,000	603,831
Grupo Televisa SAB 6.00%, 5/15/2018	3,350,000	3,522,190
Historic TW, Inc. 6.88%, 6/15/2018	3,005,000	3,219,948
RELX Capital, Inc. 8.63%, 1/15/2019	2,550,000	2,864,925
Scripps Networks Interactive, Inc. 2.75%, 11/15/2019	1,970,000	1,995,551
Thomson Reuters Corp.:
4.70%, 10/15/2019	1,000	1,059
6.50%, 7/15/2018	4,880,000	5,204,861
Time Warner Cable LLC:
6.75%, 7/1/2018	5,355,000	5,716,463
8.25%, 4/1/2019	7,700,000	8,643,249
8.75%, 2/14/2019	4,835,000	5,451,463
Time Warner, Inc. 2.10%, 6/1/2019	1,714,000	1,712,886
Time Warner., Inc. 7.25%, 10/15/2017	2,376,000	2,482,519
Viacom, Inc.:
2.25%, 2/4/2022	1,750,000	1,642,298
2.50%, 9/1/2018	1,132,000	1,135,498
6.13%, 10/5/2017 (c)	4,020,000	4,135,012
Walt Disney Co.:
1.65%, 1/8/2019	1,225,000	1,226,825
Series GMTN, 1.50%, 9/17/2018	1,976,000	1,977,838
Series GMTN, 1.85%, 5/30/2019	2,000,000	2,006,420

Series MTN, 0.88%, 7/12/2019 (c)	2,420,000	2,371,528
Series MTN, 1.10%, 12/1/2017	3,560,000	3,556,689

		79,441,699

METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp. 1.25%, 1/15/2018	1,814,000	1,810,227

MINING — 0.6%
Barrick Gold Corp. 6.95%, 4/1/2019	550,000	601,755
BHP Billiton Finance USA, Ltd.:
2.05%, 9/30/2018	3,720,000	3,739,827
6.50%, 4/1/2019	6,115,000	6,715,983
Freeport-McMoRan, Inc. 2.38%, 3/15/2018 (d)	50,000	49,625
Goldcorp, Inc. 2.13%, 3/15/2018	1,776,000	1,774,366
Newmont Mining Corp. 5.13%, 10/1/2019	1,000	1,069
Rio Tinto Finance USA, Ltd.:
3.50%, 11/2/2020	1,585,000	1,639,144
4.13%, 5/20/2021	199,000	211,670
9.00%, 5/1/2019	5,190,000	5,991,907

		20,725,346

MISCELLANEOUS MANUFACTURER — 0.5%
3M Co.:
Series MTN, 1.38%, 8/7/2018	895,000	894,320
Series MTN, 1.63%, 6/15/2019	1,702,000	1,701,234
Crane Co. 2.75%, 12/15/2018	820,000	830,471
Dover Corp. 5.45%, 3/15/2018	1,000,000	1,044,840
Eaton Corp. 5.60%, 5/15/2018	600,000	630,108
General Electric Co. 5.25%, 12/6/2017	5,000,000	5,181,800
Illinois Tool Works, Inc. 6.25%, 4/1/2019	4,000	4,374
Ingersoll-Rand Global Holding Co., Ltd.:
2.88%, 1/15/2019	1,400,000	1,423,450
6.88%, 8/15/2018	675,000	729,493
Parker-Hannifin Corp. Series MTN, 5.50%, 5/15/2018	1,200,000	1,264,188
Pentair Finance SA:
1.88%, 9/15/2017	1,917,000	1,919,860
2.90%, 9/15/2018	500,000	505,170
Textron, Inc. 7.25%, 10/1/2019 (c)	1,500,000	1,687,500
Tyco Electronics Group SA 2.38%, 12/17/2018 (c)	1,801,000	1,816,219

		19,633,027

OFFICE & BUSINESS EQUIPMENT — 0.4%
Pitney Bowes, Inc.:
4.75%, 5/15/2018	400,000	411,892
6.25%, 3/15/2019	4,500,000	4,809,960
Series MTN, 5.60%, 3/15/2018	50,000	51,832

See accompanying notes to financial statements.

50

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Xerox Corp.:
2.75%, 3/15/2019	$1,423,000	$1,424,409
5.63%, 12/15/2019	226,000	242,726
6.35%, 5/15/2018	6,438,000	6,764,922

		13,705,741

OIL & GAS — 6.0%
Anadarko Petroleum Corp.:
4.85%, 3/15/2021	3,000,000	3,213,810
8.70%, 3/15/2019	250,000	283,258
Apache Corp. 6.90%, 9/15/2018	4,119,000	4,457,088
BP Capital Markets PLC:
1.38%, 5/10/2018 (c)	4,864,000	4,844,885
1.67%, 2/13/2018	3,085,000	3,087,992
1.68%, 5/3/2019	4,329,000	4,297,052
2.24%, 5/10/2019	3,600,000	3,617,496
2.24%, 9/26/2018 (c)	3,756,000	3,783,607
4.75%, 3/10/2019	350,000	370,643
British Transco Finance, Inc. 6.63%, 6/1/2018	1,600,000	1,684,688
Canadian Natural Resources, Ltd.:
1.75%, 1/15/2018	2,926,000	2,920,411
5.90%, 2/1/2018	1,825,000	1,899,095
Chevron Corp.:
1.10%, 12/5/2017	4,342,000	4,333,273
1.35%, 11/15/2017	3,700,000	3,704,410
1.37%, 3/2/2018	5,001,000	4,995,299
1.56%, 5/16/2019	3,850,000	3,834,331
1.72%, 6/24/2018	5,411,000	5,427,125
1.79%, 11/16/2018	3,077,000	3,088,231
2.19%, 11/15/2019	3,004,000	3,030,045
4.95%, 3/3/2019	4,983,000	5,313,971
ConocoPhillips Co.:
1.50%, 5/15/2018	3,981,000	3,964,957
5.20%, 5/15/2018	3,403,000	3,552,970
5.75%, 2/1/2019	7,809,000	8,388,272
6.65%, 7/15/2018	50,000	53,511
Encana Corp. 6.50%, 5/15/2019	2,775,000	2,986,594
EOG Resources, Inc.:
2.45%, 4/1/2020	1,470,000	1,466,487
5.63%, 6/1/2019	1,754,000	1,895,267
5.88%, 9/15/2017	1,360,000	1,400,191
6.88%, 10/1/2018	50,000	54,187
EQT Corp.:
6.50%, 4/1/2018	2,781,000	2,925,167
8.13%, 6/1/2019	3,325,000	3,743,085
Exxon Mobil Corp.:
1.31%, 3/6/2018	5,366,000	5,362,190
1.44%, 3/1/2018	3,579,000	3,582,364
1.71%, 3/1/2019 (c)	7,400,000	7,406,364
1.82%, 3/15/2019	5,151,000	5,167,123
Hess Corp. 8.13%, 2/15/2019	2,427,000	2,693,970
Husky Energy, Inc.:
6.20%, 9/15/2017	1,500,000	1,549,786
7.25%, 12/15/2019	2,311,000	2,624,302

Marathon Oil Corp. 5.90%, 3/15/2018	4,650,000	4,847,625
Marathon Petroleum Corp. 2.70%, 12/14/2018 (c)	1,654,000	1,678,380
Nabors Industries, Inc.:
5.00%, 9/15/2020	2,000,000	2,052,500
6.15%, 2/15/2018 (c)	4,368,000	4,553,640
Noble Energy, Inc.:
4.15%, 12/15/2021	5,200,000	5,432,700
8.25%, 3/1/2019	825,000	925,419
Occidental Petroleum Corp. 1.50%, 2/15/2018	2,047,000	2,048,351
Petro-Canada 6.05%, 5/15/2018	4,212,000	4,444,629
Pioneer Natural Resources Co. 6.88%, 5/1/2018	3,750,000	3,983,250
Shell International Finance B.V.:
1.25%, 11/10/2017	4,525,000	4,526,715
1.38%, 5/10/2019	5,040,000	4,986,727
1.38%, 9/12/2019	9,450,000	9,316,944
1.63%, 11/10/2018	4,320,000	4,319,525
1.90%, 8/10/2018	4,400,000	4,425,960
2.00%, 11/15/2018	3,283,000	3,303,650
4.30%, 9/22/2019	1,166,000	1,236,356
Suncor Energy, Inc. 6.10%, 6/1/2018	4,736,000	5,009,125
Talisman Energy, Inc. 7.75%, 6/1/2019	1,251,000	1,353,019
Total Capital Canada, Ltd. 1.45%, 1/15/2018	1,490,000	1,488,733
Total Capital International SA:
2.10%, 6/19/2019	2,619,000	2,631,178
2.13%, 1/10/2019	4,500,000	4,525,695
Total Capital SA 2.13%, 8/10/2018	2,722,000	2,742,742
Valero Energy Corp.:
6.13%, 2/1/2020	4,001,000	4,420,905
9.38%, 3/15/2019	1,000,000	1,150,640

		212,407,905

OIL & GAS SERVICES — 0.4%
Baker Hughes, Inc. 7.50%, 11/15/2018	2,745,000	3,021,888
Cameron International Corp. 1.40%, 6/15/2017	500,000	499,807
FMC Technologies, Inc. 2.00%, 10/1/2017	3,000,000	3,002,148
Halliburton Co.:
2.00%, 8/1/2018	1,200,000	1,202,208
5.90%, 9/15/2018	900,000	957,861
6.15%, 9/15/2019 (c)	4,075,000	4,481,359

		13,165,271

PACKAGING & CONTAINERS — 0.0% (a)
WestRock RKT Co. 4.45%, 3/1/2019	1,100,000	1,142,834

PHARMACEUTICALS — 4.8%
Abbott Laboratories 5.13%, 4/1/2019 (c)	4,440,000	4,726,335

See accompanying notes to financial statements.

51

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

AbbVie, Inc.:
1.80%, 5/14/2018	$9,728,000	$9,732,961
2.00%, 11/6/2018 (c)	764,000	764,497
2.50%, 5/14/2020	3,584,000	3,588,803
Actavis Funding SCS:
2.35%, 3/12/2018	8,843,000	8,893,493
2.45%, 6/15/2019	1,751,000	1,760,631
Actavis, Inc. 1.88%, 10/1/2017	1,500,000	1,502,866
Allergan, Inc. 1.35%, 3/15/2018	1,275,000	1,266,891
AmerisourceBergen Corp. 4.88%, 11/15/2019	2,200,000	2,358,026
AstraZeneca PLC:
1.75%, 11/16/2018	3,610,000	3,612,816
1.95%, 9/18/2019	2,291,000	2,288,205
2.38%, 11/16/2020	567,000	564,902
Baxalta, Inc. 2.00%, 6/22/2018	1,700,000	1,698,623
Bristol-Myers Squibb Co. 1.75%, 3/1/2019	1,500,000	1,498,035
Cardinal Health, Inc.:
1.70%, 3/15/2018	1,655,000	1,652,997
1.95%, 6/15/2018	1,575,000	1,578,355
2.40%, 11/15/2019	75,000	75,389
Eli Lilly & Co.:
1.25%, 3/1/2018	1,355,000	1,351,707
1.95%, 3/15/2019	405,000	406,810
Express Scripts Holding Co. 2.25%, 6/15/2019	4,902,000	4,903,275
GlaxoSmithKline Capital, Inc. 5.65%, 5/15/2018	7,610,000	8,016,983
Johnson & Johnson:
1.13%, 3/1/2019	3,175,000	3,147,949
1.65%, 12/5/2018 (c)	1,069,000	1,073,949
1.88%, 12/5/2019	150,000	150,500
5.15%, 7/15/2018 (c)	3,767,000	3,979,233
McKesson Corp.:
1.40%, 3/15/2018	2,775,000	2,761,652
2.28%, 3/15/2019	5,430,000	5,450,743
Mead Johnson Nutrition Co. 4.90%, 11/1/2019	3,000,000	3,213,870
Medco Health Solutions, Inc. 7.13%, 3/15/2018	3,744,000	3,964,185
Merck & Co., Inc.:
1.10%, 1/31/2018	3,228,000	3,222,674
1.30%, 5/18/2018	2,093,000	2,090,614
Merck Sharp & Dohme Corp. 5.00%, 6/30/2019	4,454,000	4,801,501
Mylan NV:
2.50%, 6/7/2019 (d)	4,250,000	4,227,262
3.00%, 12/15/2018 (d)	3,100,000	3,123,746
Mylan, Inc.:
2.55%, 3/28/2019	2,800,000	2,793,980
2.60%, 6/24/2018	640,000	641,274
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	11,426,000	12,209,709
Perrigo Co. PLC 2.30%, 11/8/2018	2,410,000	2,410,337

Pfizer, Inc.:
1.20%, 6/1/2018	4,075,000	4,063,060
1.45%, 6/3/2019 (c)	3,205,000	3,182,629
1.50%, 6/15/2018	3,607,000	3,610,751
1.70%, 12/15/2019	4,115,000	4,105,824
2.10%, 5/15/2019	4,680,000	4,722,775
Pharmacia Corp. 6.50%, 12/1/2018	105,000	114,553
Sanofi 1.25%, 4/10/2018	3,330,000	3,322,841
Shire Acquisitions Investments Ireland DAC 1.90%, 9/23/2019	10,453,000	10,316,170
Teva Pharmaceutical Finance Netherlands III B.V.:
1.40%, 7/20/2018	5,450,000	5,398,334
1.70%, 7/19/2019	5,447,000	5,354,782
Zoetis, Inc. 1.88%, 2/1/2018	2,457,000	2,455,821

		168,153,318

PIPELINES — 2.5%
Buckeye Partners L.P.:
2.65%, 11/15/2018	3,065,000	3,086,271
4.88%, 2/1/2021	2,000,000	2,121,940
6.05%, 1/15/2018	181,000	188,323
Columbia Pipeline Group, Inc. 2.45%, 6/1/2018	3,358,000	3,362,365
Enable Midstream Partners L.P. 2.40%, 5/15/2019	3,000,000	2,940,000
Enbridge Energy Partners L.P.:
4.38%, 10/15/2020	3,100,000	3,225,891
9.88%, 3/1/2019	520,000	595,764
Series B, 6.50%, 4/15/2018	1,820,000	1,916,951
Energy Transfer Partners L.P.:
2.50%, 6/15/2018	4,997,000	5,018,587
6.70%, 7/1/2018	2,456,000	2,611,858
9.00%, 4/15/2019	426,000	482,500
EnLink Midstream Partners L.P. 2.70%, 4/1/2019	3,575,000	3,570,531
Enterprise Products Operating LLC:
1.65%, 5/7/2018	3,464,000	3,455,721
2.55%, 10/15/2019	3,539,000	3,571,523
5.25%, 1/31/2020	50,000	54,130
6.65%, 4/15/2018	2,160,000	2,289,514
Series B, 3 Month USD LIBOR + 2.68%, 7.03%, 1/15/2068 (e)	1,200,000	1,240,596
Series L, 6.30%, 9/15/2017	2,466,000	2,543,331
Kinder Morgan Energy Partners L.P.:
2.65%, 2/1/2019	4,550,000	4,564,150
5.95%, 2/15/2018	1,874,000	1,954,338
9.00%, 2/1/2019	1,145,000	1,287,701
Kinder Morgan, Inc.:
2.00%, 12/1/2017	2,933,000	2,937,282
7.25%, 6/1/2018	680,000	726,587
Magellan Midstream Partners L.P. 6.55%, 7/15/2019	2,670,000	2,955,183
Northwest Pipeline LLC 6.05%, 6/15/2018	533,000	557,267

See accompanying notes to financial statements.

52

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

ONEOK Partners L.P.:
2.00%, 10/1/2017	$2,860,000	$2,867,902
3.20%, 9/15/2018	325,000	331,757
8.63%, 3/1/2019	1,770,000	1,992,932
Panhandle Eastern Pipe Line Co. L.P. 7.00%, 6/15/2018	2,725,000	2,878,036
Plains All American Pipeline L.P./PAA Finance Corp.:
6.50%, 5/1/2018	3,059,000	3,237,034
8.75%, 5/1/2019	1,556,000	1,767,149
Questar Pipeline LLC 5.83%, 2/1/2018	250,000	259,188
Spectra Energy Capital LLC:
6.20%, 4/15/2018	3,181,000	3,332,829
8.00%, 10/1/2019	2,000	2,260
Spectra Energy Partners L.P. 2.95%, 9/25/2018	500,000	508,210
Tennessee Gas Pipeline Co. LLC 7.50%, 4/1/2017	1,855,000	1,878,881
TransCanada PipeLines, Ltd.:
1.63%, 11/9/2017	2,771,000	2,768,961
1.88%, 1/12/2018	374,000	374,527
3.13%, 1/15/2019 (c)	2,525,000	2,578,278
6.50%, 8/15/2018	3,511,000	3,757,613
Transcontinental Gas Pipe Line Co. LLC 6.05%, 6/15/2018	210,000	220,412
Western Gas Partners L.P. 2.60%, 8/15/2018	2,595,000	2,601,488

		88,615,761

REAL ESTATE — 0.0% (a)
Prologis L.P. 2.75%, 2/15/2019	400,000	405,600

REAL ESTATE INVESTMENT TRUSTS — 1.6%
American Tower Corp.:
3.40%, 2/15/2019	4,317,000	4,409,470
4.50%, 1/15/2018	5,002,000	5,133,002
Boston Properties L.P.:
3.70%, 11/15/2018	3,150,000	3,244,216
5.88%, 10/15/2019	2,500,000	2,723,550
Brandywine Operating Partnership L.P. 4.95%, 4/15/2018	3,401,000	3,514,389
Duke Realty L.P. 6.50%, 1/15/2018	1,073,000	1,124,193
Equity Commonwealth 6.65%, 1/15/2018	1,100,000	1,122,231
ERP Operating L.P. 5.75%, 6/15/2017	1,282,000	1,307,118
Government Properties Income Trust 3.75%, 8/15/2019	1,000,000	1,007,360
HCP, Inc. 3.75%, 2/1/2019	750,000	770,055
Hospitality Properties Trust 6.70%, 1/15/2018	250,000	256,130
Kilroy Realty L.P. Series MTN, 4.80%, 7/15/2018	1,380,000	1,427,431

Kimco Realty Corp. 4.30%, 2/1/2018	2,100,000	2,142,315
Realty Income Corp.:
2.00%, 1/31/2018	2,450,000	2,455,757
6.75%, 8/15/2019	1,025,000	1,144,935
Select Income REIT 2.85%, 2/1/2018	3,010,000	3,016,291
Senior Housing Properties Trust 3.25%, 5/1/2019	3,000,000	3,004,290
Simon Property Group L.P. 2.20%, 2/1/2019	1,701,000	1,714,268
UDR, Inc. Series MTN, 4.25%, 6/1/2018	345,000	356,071
Ventas Realty L.P. / Ventas Capital Corp. 4.00%, 4/30/2019	1,615,000	1,671,816
Ventas Realty L.P./Ventas Capital Corp. 2.00%, 2/15/2018	1,900,000	1,903,781
VEREIT Operating Partnership L.P. 3.00%, 2/6/2019	2,630,000	2,623,425
Vornado Realty L.P. 2.50%, 6/30/2019	2,285,000	2,285,183
Welltower, Inc.:
2.25%, 3/15/2018	3,000,000	3,011,940
4.70%, 9/15/2017	2,650,000	2,706,914
Weyerhaeuser Co.:
6.95%, 8/1/2017	2,000,000	2,056,432
7.38%, 10/1/2019	1,000	1,123

		56,133,686

RETAIL — 2.5%
AutoNation, Inc. 6.75%, 4/15/2018	2,250,000	2,375,505
AutoZone, Inc. 1.63%, 4/21/2019	2,423,000	2,399,109
Best Buy Co., Inc. 5.00%, 8/1/2018	3,006,000	3,139,671
Costco Wholesale Corp. 1.70%, 12/15/2019	3,512,000	3,506,697
CVS Health Corp.:
1.90%, 7/20/2018	10,636,000	10,671,312
2.25%, 12/5/2018	4,717,000	4,756,953
2.25%, 8/12/2019	402,000	403,873
Dollar General Corp.:
1.88%, 4/15/2018	400,000	400,244
4.13%, 7/15/2017	1,137,000	1,153,498
Home Depot, Inc.:
2.00%, 6/15/2019	2,319,000	2,338,085
2.25%, 9/10/2018	4,100,000	4,153,177
Lowe’s Cos., Inc. 1.15%, 4/15/2019	1,910,000	1,886,068
Macy’s Retail Holdings, Inc. 7.45%, 7/15/2017	1,380,000	1,423,567
McDonald’s Corp.:
Series MTN, 1.88%, 5/29/2019	105,000	104,817
Series MTN, 2.10%, 12/7/2018	2,531,000	2,545,553
Series MTN, 5.35%, 3/1/2018	4,944,000	5,152,489

See accompanying notes to financial statements.

53

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Nordstrom, Inc. 6.25%, 1/15/2018	$3,779,000	$3,945,956
QVC, Inc. 3.13%, 4/1/2019	1,800,000	1,820,250
Staples, Inc. 2.75%, 1/12/2018	2,077,000	2,088,548
Starbucks Corp. 2.00%, 12/5/2018	1,448,000	1,460,945
Target Corp.:
2.30%, 6/26/2019	3,636,000	3,687,340
6.00%, 1/15/2018	3,355,000	3,506,881
Wal-Mart Stores, Inc.:
1.13%, 4/11/2018	4,850,000	4,837,778
1.95%, 12/15/2018	950,000	958,360
4.13%, 2/1/2019 (c)	4,825,000	5,062,583
5.80%, 2/15/2018	3,810,000	3,997,528
Walgreens Boots Alliance, Inc.:
1.75%, 11/17/2017	2,246,000	2,251,604
1.75%, 5/30/2018	2,616,000	2,618,407
2.70%, 11/18/2019	5,122,000	5,186,639

		87,833,437

SEMICONDUCTORS — 0.4%
Altera Corp. 2.50%, 11/15/2018	1,925,000	1,959,900
Intel Corp. 2.45%, 7/29/2020	1,125,000	1,139,164
KLA-Tencor Corp. 2.38%, 11/1/2017	863,000	868,170
Maxim Integrated Products, Inc. 2.50%, 11/15/2018	1,006,000	1,015,124
QUALCOMM, Inc. 1.40%, 5/18/2018	2,922,000	2,918,494
Texas Instruments, Inc.:
1.00%, 5/1/2018	1,320,000	1,312,014
1.65%, 8/3/2019	3,394,000	3,385,176

		12,598,042

SOFTWARE — 1.5%
CA, Inc.:
2.88%, 8/15/2018	500,000	504,880
5.38%, 12/1/2019	1,367,000	1,475,690
Fidelity National Information Services, Inc. 2.85%, 10/15/2018	2,620,000	2,664,173
Microsoft Corp.:
1.00%, 5/1/2018 (c)	1,085,000	1,081,767
1.10%, 8/8/2019	9,042,000	8,920,746
1.30%, 11/3/2018	5,570,000	5,566,714
1.63%, 12/6/2018	3,025,000	3,041,123
3.00%, 10/1/2020 (c)	625,000	646,413
4.20%, 6/1/2019 (c)	2,853,000	3,028,631
Oracle Corp.:
2.25%, 10/8/2019	7,300,000	7,377,088
2.38%, 1/15/2019	5,211,000	5,285,569
5.00%, 7/8/2019	6,407,000	6,905,081
5.75%, 4/15/2018	6,632,000	6,998,286

		53,496,161

TELECOMMUNICATIONS — 4.7%
America Movil SAB de CV 5.00%, 3/30/2020	2,322,000	2,484,726
AT&T, Inc.:
1.40%, 12/1/2017	4,765,000	4,754,184
1.60%, 2/15/2017	1,244,000	1,244,335
1.75%, 1/15/2018	2,280,000	2,280,365
2.30%, 3/11/2019	5,299,000	5,316,116
2.38%, 11/27/2018	5,750,000	5,796,287
5.50%, 2/1/2018	8,747,000	9,091,019
5.60%, 5/15/2018	1,950,000	2,047,753
5.80%, 2/15/2019	9,474,000	10,170,433
5.88%, 10/1/2019 (c)	4,555,000	4,972,466
British Telecommunications PLC:
2.35%, 2/14/2019	4,170,000	4,190,225
5.95%, 1/15/2018	4,875,000	5,079,214
Cisco Systems, Inc.:
1.40%, 2/28/2018	4,906,000	4,909,336
1.40%, 9/20/2019	5,418,000	5,356,127
1.60%, 2/28/2019	5,750,000	5,736,602
1.65%, 6/15/2018	5,750,000	5,765,755
2.13%, 3/1/2019	1,900,000	1,916,549
4.95%, 2/15/2019	7,278,000	7,765,335
Deutsche Telekom International Finance B.V.:
6.00%, 7/8/2019	3,104,000	3,394,348
6.75%, 8/20/2018	4,600,000	4,958,570
GTE Corp. 6.84%, 4/15/2018	1,043,000	1,105,382
Juniper Networks, Inc. 3.13%, 2/26/2019	1,450,000	1,473,272
Nippon Telegraph & Telephone Corp. 1.40%, 7/18/2017	1,952,000	1,951,139
Orange SA:
1.63%, 11/3/2019	5,550,000	5,468,637
2.75%, 2/6/2019	2,500,000	2,532,625
5.38%, 7/8/2019	3,760,000	4,050,686
Qwest Corp. 6.50%, 6/1/2017	2,520,000	2,565,864
Rogers Communications, Inc. 6.80%, 8/15/2018	3,365,000	3,626,562
Telefonica Emisiones SAU:
3.19%, 4/27/2018	4,900,000	4,967,522
5.88%, 7/15/2019	4,221,000	4,573,327
6.22%, 7/3/2017	2,523,000	2,579,621
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	100,000	108,433
Verizon Communications, Inc.:
1.38%, 8/15/2019	4,126,000	4,051,856
2.55%, 6/17/2019	1,000	1,012
3.65%, 9/14/2018	10,865,000	11,220,937
5.50%, 2/15/2018	2,677,000	2,792,084
6.10%, 4/15/2018	2,890,000	3,054,267
Vodafone Group PLC:
1.50%, 2/19/2018	4,612,000	4,594,705
4.63%, 7/15/2018	2,032,000	2,110,577
5.45%, 6/10/2019	4,128,000	4,442,884

		164,501,137

See accompanying notes to financial statements.

54

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

TOBACCO — 0.1%
Reynolds American, Inc. 8.13%, 6/23/2019	$3,166,000	$3,611,203

TOYS/GAMES/HOBBIES — 0.1%
Mattel, Inc.:
1.70%, 3/15/2018	920,000	917,921
2.35%, 5/6/2019 (c)	2,895,000	2,901,253

		3,819,174

TRANSPORTATION — 1.0%
Burlington Northern Santa Fe LLC:
4.70%, 10/1/2019	4,002,000	4,292,625
5.75%, 3/15/2018	3,067,000	3,220,473
Canadian National Railway Co.:
5.55%, 5/15/2018	1,210,000	1,272,630
5.55%, 3/1/2019	1,600,000	1,722,464
FedEx Corp. 8.00%, 1/15/2019	2,098,000	2,344,704
Norfolk Southern Corp.:
5.75%, 4/1/2018	3,338,000	3,503,531
5.90%, 6/15/2019	2,085,000	2,271,045
Ryder System, Inc.:
Series MTN, 2.45%, 11/15/2018	1,000,000	1,008,820
Series MTN, 2.45%, 9/3/2019	3,120,000	3,130,639
Series MTN, 2.50%, 3/1/2018	1,666,000	1,679,061
Series MTN, 2.55%, 6/1/2019	1,001,000	1,008,207
Union Pacific Corp.:
2.25%, 2/15/2019	500,000	504,135
5.70%, 8/15/2018	150,000	159,648
5.75%, 11/15/2017	1,162,000	1,206,555
United Parcel Service, Inc.:
5.13%, 4/1/2019 (c)	3,100,000	3,327,075
5.50%, 1/15/2018 (c)	3,397,000	3,538,247

		34,189,859

TRUCKING & LEASING — 0.1%
GATX Corp.:
1.25%, 3/4/2017	3,165,000	3,164,130
2.50%, 3/15/2019	584,000	584,625
2.60%, 3/30/2020 (c)	625,000	620,031

		4,368,786

TOTAL CORPORATE BONDS & NOTES (Cost $3,453,096,574)		3,440,728,251

U.S. TREASURY OBLIGATIONS — 1.4%
Treasury Notes 1.38%, 12/15/2019 (Cost $47,872,500)	48,000,000	47,881,919

	Shares

SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (f) (g)	15,994,379	15,994,379

State Street Navigator Securities Lending Government Money Market Portfolio (g) (h)	7,017,213	7,017,213

TOTAL SHORT-TERM INVESTMENTS (Cost $23,011,592)		23,011,592

TOTAL INVESTMENTS — 99.8% (Cost $3,523,980,666)		3,511,621,762
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		8,188,585

NET ASSETS — 100.0%		$3,519,810,347

(a)	Amount is less than 0.05% of net assets.
(b)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of December 31, 2016. Maturity date shown is the final maturity.
(c)	All or a portion of the shares of the security are on loan at December 31, 2016.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.9% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2016.
(f)	The rate shown is the annualized seven-day yield at December 31, 2016.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

GMTN = Global Medium Term Note

MTN = Medium Term Note

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

55

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$1,529,848	$—	$1,529,848
Aerospace & Defense	—	38,400,929	—	38,400,929
Agriculture	—	30,172,552	—	30,172,552
Airlines	—	1,814,178	—	1,814,178
Apparel	—	1,456,000	—	1,456,000
Auto Manufacturers	—	153,512,775	—	153,512,775
Banks	—	1,189,835,249	—	1,189,835,249
Beverages	—	84,614,807	—	84,614,807
Biotechnology	—	24,495,806	—	24,495,806
Chemicals	—	39,650,423	—	39,650,423
Commercial Services	—	15,037,284	—	15,037,284
Construction Materials	—	2,614,718	—	2,614,718
Distribution & Wholesale	—	1,420,587	—	1,420,587
Diversified Financial Services	—	144,541,948	—	144,541,948
Electric	—	164,519,132	—	164,519,132
Electrical Components & Equipment	—	2,830,947	—	2,830,947
Electronics	—	23,947,754	—	23,947,754
Environmental Control	—	9,082,384	—	9,082,384
Food	—	47,084,663	—	47,084,663
Forest Products & Paper	—	4,431,125	—	4,431,125
Gas	—	18,513,689	—	18,513,689
Hand & Machine Tools	—	6,883,490	—	6,883,490
Health Care Products	—	48,389,894	—	48,389,894
Health Care Services	—	50,223,589	—	50,223,589
Holding Companies-Divers	—	1,831,089	—	1,831,089
Home Builders	—	3,704,303	—	3,704,303
Home Furnishings	—	2,388,413	—	2,388,413
Household Products	—	4,540,374	—	4,540,374
Household Products & Wares	—	5,390,398	—	5,390,398
Housewares	—	7,694,160	—	7,694,160
Insurance	—	76,467,481	—	76,467,481
Internet	—	26,884,538	—	26,884,538
Investment Company Security	—	9,908,488	—	9,908,488
Iron/Steel	—	5,708,462	—	5,708,462
IT Services	—	88,738,544	—	88,738,544
Lodging	—	5,622,105	—	5,622,105
Machinery, Construction & Mining	—	24,521,066	—	24,521,066
Machinery-Diversified	—	32,566,845	—	32,566,845
Media	—	79,441,699	—	79,441,699
Metal Fabricate & Hardware	—	1,810,227	—	1,810,227
Mining	—	20,725,346	—	20,725,346
Miscellaneous Manufacturer	—	19,633,027	—	19,633,027
Office & Business Equipment	—	13,705,741	—	13,705,741
Oil & Gas	—	212,407,905	—	212,407,905
Oil & Gas Services	—	13,165,271	—	13,165,271
Packaging & Containers	—	1,142,834	—	1,142,834
Pharmaceuticals	—	168,153,318	—	168,153,318
Pipelines	—	88,615,761	—	88,615,761
Real Estate	—	405,600	—	405,600
Real Estate Investment Trusts	—	56,133,686	—	56,133,686

See accompanying notes to financial statements.

56

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Retail	$—	$87,833,437	$—	$87,833,437
Semiconductors	—	12,598,042	—	12,598,042
Software	—	53,496,161	—	53,496,161
Telecommunications	—	164,501,137	—	164,501,137
Tobacco	—	3,611,203	—	3,611,203
Toys/Games/Hobbies	—	3,819,174	—	3,819,174
Transportation	—	34,189,859	—	34,189,859
Trucking & Leasing	—	4,368,786	—	4,368,786
U.S. Treasury Obligations	—	47,881,919	—	47,881,919
Short-Term Investments	23,011,592	—	—	23,011,592

TOTAL INVESTMENTS	$23,011,592	$3,488,610,170	$—	$3,511,621,762

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund, Premier Class	105,809,360	$105,809,360	486,086,051	575,901,032	15,994,379	$15,994,379	$31,671	$—
State Street Navigator Securities Lending Government Money Market Portfolio*	44,939,175	44,939,175	124,840,533	162,762,495	7,017,213	7,017,213	29,525	—

TOTAL		$150,748,535				$23,011,592	$61,196	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

57

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 99.0%
ADVERTISING — 0.3%
Interpublic Group of Cos., Inc.:
3.75%, 2/15/2023	$425,000	$426,403
4.00%, 3/15/2022	100,000	103,276
4.20%, 4/15/2024	418,000	429,014
Omnicom Group, Inc.:
3.60%, 4/15/2026	1,008,000	999,997
3.63%, 5/1/2022	534,000	548,968
3.65%, 11/1/2024	610,000	611,244
4.45%, 8/15/2020	356,000	378,161
WPP Finance 2010:
3.63%, 9/7/2022	159,000	162,231
3.75%, 9/19/2024	392,500	394,376
4.75%, 11/21/2021	425,000	459,952

		4,513,622

AEROSPACE & DEFENSE — 1.1%
Boeing Capital Corp.:
2.90%, 8/15/2018	50,000	51,072
4.70%, 10/27/2019	50,000	53,911
Boeing Co.:
0.95%, 5/15/2018	300,000	298,401
1.65%, 10/30/2020	504,000	494,056
1.88%, 6/15/2023	250,000	238,425
2.20%, 10/30/2022	200,000	195,574
2.25%, 6/15/2026	200,000	187,888
2.35%, 10/30/2021	150,000	150,278
2.50%, 3/1/2025	100,000	96,633
2.60%, 10/30/2025	250,000	242,885
2.85%, 10/30/2024	215,000	215,191
4.88%, 2/15/2020	229,000	248,424
6.00%, 3/15/2019	150,000	163,438
7.95%, 8/15/2024	75,000	98,678
Exelis, Inc. 5.55%, 10/1/2021	375,000	414,945
General Dynamics Corp.:
1.88%, 8/15/2023	415,000	393,756
2.13%, 8/15/2026	630,000	582,252
2.25%, 11/15/2022	350,000	344,263
3.88%, 7/15/2021	2,000	2,124
Harris Corp.:
2.00%, 4/27/2018	82,000	82,039
2.70%, 4/27/2020	50,000	49,734
3.83%, 4/27/2025 (a)	100,000	101,430
4.40%, 12/15/2020	125,000	132,045
L-3 Communications Corp.:
3.85%, 12/15/2026	260,000	259,327
3.95%, 5/28/2024	109,000	110,706
4.75%, 7/15/2020	413,000	438,672
4.95%, 2/15/2021	175,000	187,913
5.20%, 10/15/2019	439,000	471,315
Lockheed Martin Corp.:
1.85%, 11/23/2018	437,000	438,665
2.50%, 11/23/2020	691,000	695,872
2.90%, 3/1/2025	625,000	610,206
3.10%, 1/15/2023	324,000	327,788
3.35%, 9/15/2021	650,000	670,716
3.55%, 1/15/2026	737,000	752,588
4.25%, 11/15/2019	195,000	207,384

Northrop Grumman Corp.:
1.75%, 6/1/2018	375,000	375,926
3.20%, 2/1/2027	300,000	297,090
3.25%, 8/1/2023	894,000	911,487
3.50%, 3/15/2021	365,000	378,509
5.05%, 8/1/2019	300,000	322,281
Raytheon Co.:
2.50%, 12/15/2022	609,000	605,918
3.13%, 10/15/2020	615,000	633,604
3.15%, 12/15/2024	200,000	202,872
4.40%, 2/15/2020	100,000	106,734
6.40%, 12/15/2018	165,000	180,195
Rockwell Collins, Inc.:
3.10%, 11/15/2021	100,000	100,269
3.70%, 12/15/2023	475,000	484,291
Spirit AeroSystems, Inc. 3.85%, 6/15/2026	385,000	376,900
Textron, Inc. 4.00%, 3/15/2026	650,000	650,812
United Technologies Corp.:
1.50%, 11/1/2019	775,000	767,777
1.78%, 5/4/2018 (b)	350,000	350,000
1.95%, 11/1/2021	850,000	832,252
2.65%, 11/1/2026 (a)	415,000	398,894
3.10%, 6/1/2022	989,000	1,015,851
4.50%, 4/15/2020	520,000	559,192

		19,559,448

AGRICULTURE — 0.9%
Altria Group, Inc.:
2.63%, 1/14/2020	870,000	880,353
2.63%, 9/16/2026	285,000	270,243
2.85%, 8/9/2022	1,218,000	1,218,268
2.95%, 5/2/2023	250,000	249,490
4.00%, 1/31/2024	661,000	697,844
4.75%, 5/5/2021	807,000	878,993
9.25%, 8/6/2019	505,000	595,264
9.70%, 11/10/2018	556,000	635,024
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026 (a)	600,000	567,996
4.48%, 3/1/2021	186,000	200,880
5.45%, 3/15/2018	310,000	324,341
Bunge, Ltd. Finance Corp.:
3.25%, 8/15/2026	525,000	504,063
3.50%, 11/24/2020	137,000	139,033
8.50%, 6/15/2019	165,000	189,077
Philip Morris International, Inc.:
1.38%, 2/25/2019	280,000	277,119
1.88%, 1/15/2019	237,000	237,126
1.88%, 2/25/2021	318,000	310,568
2.13%, 5/10/2023	394,000	375,127
2.50%, 8/22/2022	210,000	206,493
2.63%, 3/6/2023	284,000	279,325
2.75%, 2/25/2026 (a)	402,000	385,795
2.90%, 11/15/2021	620,000	626,708
3.25%, 11/10/2024	478,000	480,959
3.38%, 8/11/2025	25,000	25,345
3.60%, 11/15/2023	458,000	473,627
4.13%, 5/17/2021	100,000	106,477

See accompanying notes to financial statements.

58

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

4.50%, 3/26/2020	$600,000	$641,742
5.65%, 5/16/2018	1,209,000	1,274,298
Reynolds American, Inc.:
2.30%, 6/12/2018	932,000	937,872
3.25%, 6/12/2020	539,000	552,216
4.00%, 6/12/2022	615,000	642,884
4.85%, 9/15/2023	452,000	490,551

		15,675,101

AIRLINES — 0.3%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	399,557	425,109
American Airlines 2014-1 Pass Through Trust Class A Series A, 3.70%, 4/1/2028	177,079	178,028
American Airlines 2015-1 Pass Through Trust, Class B 3.70%, 11/1/2024	42,874	41,802
American Airlines 2016-3 Pass Through Trust, Class AA 3.00%, 4/15/2030	450,000	429,561
Continental Airlines 2009-2 Class A Pass Through Trust Series A, 7.25%, 5/10/2021	67,162	74,547
Continental Airlines 2012-1 Pass Through Trust, Class A Series A, 4.15%, 10/11/2025	88,568	91,268
Continental Airlines 2012-2 Pass Through Trust, Class A Series 2-A, 4.00%, 4/29/2026	847,200	869,007
Delta Air Lines 2007-1 Pass Through Trust, Class A Series 071A, 6.82%, 2/10/2024	131,851	150,830
Southwest Airlines Co.:
2.65%, 11/5/2020	350,000	350,364
2.75%, 11/6/2019	50,000	50,804
3.00%, 11/15/2026	475,000	448,618
United Airlines 2014-2 Pass Through Trust, Class A Series A, 3.75%, 3/3/2028	61,251	61,241
United Airlines 2016-1 Pass Through Trust, Class A Series A, 3.45%, 1/7/2030	629,000	593,940
US Airways 2012-1 Class A Pass Through Trust 5.90%, 4/1/2026	309,513	340,975
US Airways 2013-1 Pass Through Trust, Class A 3.95%, 5/15/2027	148,515	150,675

		4,256,769

APPAREL — 0.1%
NIKE, Inc.:
2.25%, 5/1/2023	351,000	342,116
2.38%, 11/1/2026	650,000	613,126
Ralph Lauren Corp.:
2.13%, 9/26/2018	175,000	176,454
2.63%, 8/18/2020	425,000	427,507

Under Armour, Inc. 3.25%, 6/15/2026	450,000	425,219
VF Corp. 3.50%, 9/1/2021	425,000	442,123

		2,426,545

AUTO MANUFACTURERS — 2.7%
American Honda Finance Corp.:
1.50%, 11/19/2018	750,000	747,990
2.13%, 10/10/2018	423,000	426,295
2.30%, 9/9/2026 (a)	160,000	149,318
Series A, 2.15%, 3/13/2020	96,000	95,568
Series GMTN, 1.70%, 9/9/2021	425,000	409,245
Series MTN, 1.20%, 7/12/2019	575,000	564,495
Series MTN, 1.50%, 3/13/2018	418,000	417,223
Series MTN, 1.60%, 7/13/2018	661,000	661,555
Series MTN, 1.65%, 7/12/2021	350,000	336,749
Series MTN, 1.70%, 2/22/2019	603,000	601,040
Series MTN, 2.25%, 8/15/2019	278,000	279,927
Ford Motor Co.:
4.35%, 12/8/2026	455,000	461,288
6.50%, 8/1/2018	485,000	518,184
Ford Motor Credit Co. LLC:
1.90%, 8/12/2019	485,000	476,736
2.02%, 5/3/2019	615,000	608,524
2.15%, 1/9/2018	300,000	300,462
2.24%, 6/15/2018	280,000	280,294
2.38%, 1/16/2018	900,000	903,609
2.38%, 3/12/2019	575,000	574,408
2.46%, 3/27/2020	200,000	197,320
2.55%, 10/5/2018	809,000	813,425
2.60%, 11/4/2019	600,000	598,956
2.88%, 10/1/2018	400,000	404,680
3.10%, 5/4/2023	650,000	626,249
3.16%, 8/4/2020	220,000	221,355
3.20%, 1/15/2021	593,000	593,652
3.22%, 1/9/2022	200,000	197,854
3.34%, 3/18/2021	840,000	845,670
3.66%, 9/8/2024	525,000	513,902
4.13%, 8/4/2025	752,000	752,790
4.25%, 9/20/2022	550,000	567,039
4.38%, 8/6/2023 (a)	550,000	567,688
4.39%, 1/8/2026	960,000	973,824
5.00%, 5/15/2018	1,940,000	2,013,642
5.75%, 2/1/2021	250,000	273,725
5.88%, 8/2/2021	1,059,000	1,169,072
8.13%, 1/15/2020	475,000	546,473
Series MTN, 2.94%, 1/8/2019	250,000	252,652
General Motors Co.:
3.50%, 10/2/2018	1,108,000	1,128,775
4.88%, 10/2/2023	38,000	39,615
General Motors Financial Co., Inc.:
2.35%, 10/4/2019	600,000	592,500
2.40%, 4/10/2018	1,106,000	1,107,382
2.40%, 5/9/2019	825,000	821,122
3.10%, 1/15/2019	550,000	555,500
3.15%, 1/15/2020	18,000	18,068
3.20%, 7/13/2020	691,000	691,864
3.20%, 7/6/2021	1,050,000	1,033,431

See accompanying notes to financial statements.

59

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

3.25%, 5/15/2018	$242,000	$245,025
3.45%, 4/10/2022	715,000	705,169
3.50%, 7/10/2019	400,000	407,000
3.70%, 11/24/2020	535,000	542,356
3.70%, 5/9/2023	525,000	516,469
4.00%, 1/15/2025	651,000	633,911
4.00%, 10/6/2026	500,000	480,000
4.20%, 3/1/2021	615,000	633,819
4.25%, 5/15/2023	634,000	640,340
4.30%, 7/13/2025	250,000	247,187
4.38%, 9/25/2021	452,000	467,255
5.25%, 3/1/2026	500,000	524,375
6.75%, 6/1/2018	1,000,000	1,061,000
PACCAR Financial Corp.:
1.40%, 5/18/2018	145,000	144,781
1.65%, 8/11/2021	250,000	240,140
2.25%, 2/25/2021	20,000	19,818
Series MTN, 1.20%, 8/12/2019	250,000	245,470
Series MTN, 1.30%, 5/10/2019	315,000	311,201
Series MTN, 1.45%, 3/9/2018	365,000	365,077
Series MTN, 1.65%, 2/25/2019	125,000	124,543
Series MTN, 1.75%, 8/14/2018	100,000	100,298
Series MTN, 2.20%, 9/15/2019	100,000	100,614
Series MTN, 2.50%, 8/14/2020	110,000	110,141
Toyota Motor Credit Corp.:
1.90%, 4/8/2021	720,000	704,707
Series GMTN, 1.55%, 7/13/2018	503,000	502,623
Series GMTN, 2.80%, 7/13/2022	103,000	103,825
Series MTN, 1.20%, 4/6/2018	530,000	527,610
Series MTN, 1.38%, 1/10/2018	483,000	482,213
Series MTN, 1.40%, 5/20/2019	500,000	493,765
Series MTN, 1.45%, 1/12/2018	773,000	772,814
Series MTN, 1.55%, 10/18/2019	650,000	642,083
Series MTN, 1.70%, 2/19/2019	672,000	669,419
Series MTN, 2.00%, 10/24/2018	361,000	362,949
Series MTN, 2.10%, 1/17/2019	401,000	402,929
Series MTN, 2.13%, 7/18/2019	650,000	652,502
Series MTN, 2.15%, 3/12/2020	620,000	618,388
Series MTN, 2.25%, 10/18/2023 (a)	1,150,000	1,104,564
Series MTN, 2.63%, 1/10/2023	330,000	326,007
Series MTN, 2.75%, 5/17/2021	300,000	303,267
Series MTN, 3.30%, 1/12/2022	641,000	661,300
Series MTN, 3.40%, 9/15/2021	425,000	441,503
Series MTN, 4.25%, 1/11/2021	350,000	374,679
Series MTN, 4.50%, 6/17/2020	175,000	187,670

		46,131,941

AUTO PARTS & EQUIPMENT — 0.2%
BorgWarner, Inc. 4.63%, 9/15/2020	325,000	341,604
Delphi Automotive PLC:
3.15%, 11/19/2020	200,000	202,536
4.25%, 1/15/2026	600,000	620,718
Delphi Corp. 4.15%, 3/15/2024	229,000	235,925
Lear Corp. 5.25%, 1/15/2025	645,000	674,025

Magna International, Inc.:
3.63%, 6/15/2024	325,000	327,743
4.15%, 10/1/2025	75,000	77,481

		2,480,032

BANKS — 26.0%
Associated Banc-Corp. 2.75%, 11/15/2019	400,000	400,916
Australia & New Zealand Banking Group, Ltd.:
2.05%, 9/23/2019	1,000,000	995,770
2.30%, 6/1/2021	630,000	620,052
2.55%, 11/23/2021	550,000	544,924
Series GMTN, 1.50%, 1/16/2018	250,000	249,665
Series MTN, 1.45%, 5/15/2018	250,000	249,013
Series MTN, 1.60%, 7/15/2019	900,000	888,075
Series MTN, 2.00%, 11/16/2018 (a)	350,000	350,868
Series MTN, 2.25%, 6/13/2019	411,000	411,978
Series MTN, 2.70%, 11/16/2020	258,000	258,931
Series MTN, 3.70%, 11/16/2025 (a)	350,000	363,493
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	350,000	350,493
Bancolombia SA 5.95%, 6/3/2021	350,000	379,228
Bank of America Corp.:
2.00%, 1/11/2018	1,463,000	1,465,926
2.63%, 4/19/2021	1,001,000	994,333
3.50%, 4/19/2026	1,237,000	1,222,911
4.10%, 7/24/2023	977,000	1,018,210
5.49%, 3/15/2019	100,000	106,239
5.70%, 1/24/2022	651,000	731,177
5.88%, 1/5/2021	760,000	845,857
6.50%, 7/15/2018	390,000	415,951
6.88%, 11/15/2018	561,000	609,588
7.63%, 6/1/2019	1,223,000	1,372,414
Series GMTN, 3.30%, 1/11/2023	1,417,000	1,421,846
Series GMTN, 4.45%, 3/3/2026	1,090,000	1,122,275
Series L, 1.95%, 5/12/2018	445,000	445,285
Series L, 2.25%, 4/21/2020	980,000	972,601
Series L, 2.60%, 1/15/2019	1,763,000	1,779,378
Series L, 2.65%, 4/1/2019	1,343,000	1,356,954
Series L, 3.95%, 4/21/2025	735,000	731,663
Series L, 4.18%, 11/25/2027	2,400,000	2,400,792
Series MTN, 2.15%, 11/9/2020	600,000	591,708
Series MTN, 2.50%, 10/21/2022	1,075,000	1,040,923
Series MTN, 2.63%, 10/19/2020	1,196,000	1,195,187
Series MTN, 3.88%, 8/1/2025	1,983,000	2,014,212
Series MTN, 4.00%, 4/1/2024	1,354,000	1,395,879
Series MTN, 4.00%, 1/22/2025	1,157,000	1,157,787
Series MTN, 4.13%, 1/22/2024	1,150,000	1,195,747
Series MTN, 4.20%, 8/26/2024	1,286,000	1,310,190
Series MTN, 4.25%, 10/22/2026	1,000,000	1,012,690
Series MTN, 5.00%, 5/13/2021	950,000	1,029,866
Series MTN, 5.63%, 7/1/2020	1,405,000	1,542,760
Series MTN, 5.65%, 5/1/2018	2,665,000	2,791,801
Series MTN, 6.88%, 4/25/2018	3,089,000	3,282,402

See accompanying notes to financial statements.

60

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Bank of America NA:
1.65%, 3/26/2018	$866,000	$865,957
1.75%, 6/5/2018	725,000	725,130
2.05%, 12/7/2018	430,000	432,047
Bank of Montreal:
1.40%, 4/10/2018	436,000	434,701
Series MTN, 1.35%, 8/28/2018	550,000	546,321
Series MTN, 1.45%, 4/9/2018	412,000	411,452
Series MTN, 1.50%, 7/18/2019	825,000	813,656
Series MTN, 1.80%, 7/31/2018	358,000	358,301
Series MTN, 1.90%, 8/27/2021	955,000	925,729
Series MTN, 2.10%, 12/12/2019	835,000	836,870
Series MTN, 2.38%, 1/25/2019	567,000	571,434
Series MTN, 2.55%, 11/6/2022	545,000	537,648
Bank of New York Mellon Corp.:
2.05%, 5/3/2021 (a)	500,000	489,690
2.80%, 5/4/2026 (a)	350,000	336,602
3.40%, 5/15/2024	210,000	213,148
3.55%, 9/23/2021	627,000	654,901
Series 0012, 3.65%, 2/4/2024	325,000	335,263
Series G, 2.15%, 2/24/2020	606,000	603,746
Series G, 2.20%, 5/15/2019	365,000	366,847
Series G, 3.00%, 2/24/2025	250,000	245,815
Series MTN, 1.30%, 1/25/2018 (a)	156,000	155,856
Series MTN, 1.35%, 3/6/2018	76,000	75,803
Series MTN, 1.60%, 5/22/2018	311,000	311,156
Series MTN, 2.10%, 8/1/2018	399,000	401,949
Series MTN, 2.10%, 1/15/2019	936,000	940,053
Series MTN, 2.20%, 3/4/2019	200,000	201,076
Series MTN, 2.20%, 8/16/2023	547,000	521,313
Series MTN, 2.30%, 9/11/2019	600,000	604,344
Series MTN, 2.45%, 11/27/2020	450,000	449,761
Series MTN, 2.45%, 8/17/2026	300,000	279,144
Series MTN, 2.50%, 4/15/2021	737,000	736,654
Series MTN, 2.60%, 8/17/2020	628,000	631,937
Series MTN, 3.25%, 9/11/2024	250,000	251,273
Series MTN, 3.95%, 11/18/2025	300,000	315,363
Series MTN, 4.15%, 2/1/2021	250,000	264,448
Series MTN, 4.60%, 1/15/2020	84,000	89,629
Bank of Nova Scotia:
1.45%, 4/25/2018	570,000	568,108
1.65%, 6/14/2019	1,355,000	1,341,409
1.70%, 6/11/2018	415,000	414,888
1.95%, 1/15/2019	600,000	600,168
2.05%, 10/30/2018	550,000	552,777
2.05%, 6/5/2019	206,000	206,087
2.35%, 10/21/2020	822,000	817,923
2.45%, 3/22/2021	661,000	656,948
2.80%, 7/21/2021	376,000	378,527
4.38%, 1/13/2021	200,000	213,606
4.50%, 12/16/2025 (a)	525,000	539,469
Barclays Bank PLC:
2.50%, 2/20/2019	200,000	199,070
5.13%, 1/8/2020	200,000	212,832
5.14%, 10/14/2020	625,000	659,888
Barclays PLC:
2.00%, 3/16/2018	200,000	200,090
2.75%, 11/8/2019	1,059,000	1,057,274
2.88%, 6/8/2020	840,000	833,818

3.20%, 8/10/2021 (a)	600,000	594,660
3.25%, 1/12/2021	750,000	751,552
3.65%, 3/16/2025	1,500,000	1,458,615
4.38%, 9/11/2024	800,000	789,000
4.38%, 1/12/2026	1,200,000	1,220,952
5.20%, 5/12/2026	1,250,000	1,273,437
BB&T Corp.:
2.05%, 5/10/2021	590,000	579,215
5.25%, 11/1/2019	255,000	275,094
6.85%, 4/30/2019	4,000	4,424
Series MTN, 1.45%, 1/12/2018	235,000	234,695
Series MTN, 2.05%, 6/19/2018	325,000	326,501
Series MTN, 2.25%, 2/1/2019	9,000	9,056
Series MTN, 2.45%, 1/15/2020	2,159,000	2,172,580
Series MTN, 2.63%, 6/29/2020	639,000	643,601
Series MTN, 3.95%, 3/22/2022	250,000	260,255
BNP Paribas SA:
2.38%, 5/21/2020	750,000	745,417
5.00%, 1/15/2021	1,883,000	2,045,578
Series MTN, 2.40%, 12/12/2018	460,000	463,689
Series MTN, 2.45%, 3/17/2019	159,000	160,043
Series MTN, 2.70%, 8/20/2018	662,000	670,288
Series MTN, 4.25%, 10/15/2024 (a)	715,000	716,737
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC Series MTN, 3.25%, 3/3/2023	400,000	403,312
BPCE SA:
2.50%, 12/10/2018	500,000	504,415
2.65%, 2/3/2021	350,000	349,402
4.00%, 4/15/2024	616,000	640,843
Series MTN, 1.63%, 1/26/2018	250,000	249,530
Series MTN, 2.25%, 1/27/2020	390,000	387,200
Series MTN, 2.50%, 7/15/2019	858,000	863,234
Series MTN, 2.75%, 12/2/2021	750,000	745,170
Series MTN, 3.38%, 12/2/2026	550,000	542,861
Branch Banking & Trust Co.:
1.45%, 5/10/2019	805,000	795,372
2.30%, 10/15/2018	150,000	151,605
2.85%, 4/1/2021	158,000	160,229
3.63%, 9/16/2025	465,000	473,361
Canadian Imperial Bank of Commerce:
1.55%, 1/23/2018	319,000	318,901
1.60%, 9/6/2019	500,000	494,510
Capital One Financial Corp.:
2.45%, 4/24/2019	648,000	651,460
3.20%, 2/5/2025	175,000	169,671
3.50%, 6/15/2023	105,000	105,444
3.75%, 4/24/2024	300,000	303,726
3.75%, 7/28/2026	1,350,000	1,307,083
4.20%, 10/29/2025	850,000	856,485
4.75%, 7/15/2021	787,000	848,984
Capital One NA/Mclean:
1.65%, 2/5/2018	500,000	498,730
1.85%, 9/13/2019	350,000	345,751
2.25%, 9/13/2021 (a)	400,000	389,676
2.35%, 8/17/2018	450,000	452,448
2.40%, 9/5/2019	200,000	200,422
2.95%, 7/23/2021	620,000	621,575

See accompanying notes to financial statements.

61

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Citigroup, Inc.:
1.70%, 4/27/2018	$1,442,000	$1,438,337
1.75%, 5/1/2018	658,000	656,309
1.80%, 2/5/2018	1,034,000	1,033,555
2.05%, 12/7/2018	1,104,000	1,103,514
2.05%, 6/7/2019	450,000	448,245
2.15%, 7/30/2018	522,000	523,529
2.35%, 8/2/2021	1,048,000	1,024,588
2.40%, 2/18/2020	1,009,000	1,006,629
2.50%, 9/26/2018	727,000	733,768
2.50%, 7/29/2019	852,000	857,206
2.55%, 4/8/2019	800,000	806,424
2.65%, 10/26/2020	1,228,000	1,226,968
2.70%, 3/30/2021	2,256,000	2,248,578
2.90%, 12/8/2021	3,850,000	3,844,379
3.20%, 10/21/2026	1,450,000	1,384,504
3.30%, 4/27/2025	481,000	471,678
3.38%, 3/1/2023	262,000	262,595
3.40%, 5/1/2026	979,000	951,373
3.50%, 5/15/2023	450,000	447,835
3.70%, 1/12/2026	850,000	845,929
3.75%, 6/16/2024	388,000	394,833
3.88%, 10/25/2023	472,000	485,891
3.88%, 3/26/2025	200,000	198,912
4.00%, 8/5/2024	400,000	402,792
4.05%, 7/30/2022	425,000	439,327
4.40%, 6/10/2025	995,000	1,017,358
4.50%, 1/14/2022	1,130,000	1,205,834
4.60%, 3/9/2026	1,000,000	1,033,060
5.38%, 8/9/2020	500,000	544,690
5.50%, 9/13/2025	50,000	54,835
6.13%, 5/15/2018	25,000	26,378
8.50%, 5/22/2019	11,000	12,553
Citizens Bank NA/Providence:
2.30%, 12/3/2018	250,000	251,243
2.50%, 3/14/2019	250,000	251,550
2.55%, 5/13/2021	350,000	347,109
Series MTN, 2.45%, 12/4/2019	100,000	100,213
Citizens Financial Group, Inc.:
2.38%, 7/28/2021	210,000	205,454
4.30%, 12/3/2025	400,000	405,932
4.35%, 8/1/2025	280,000	281,448
Comerica Bank:
2.50%, 6/2/2020	100,000	99,841
4.00%, 7/27/2025	250,000	248,417
Comerica, Inc. 2.13%, 5/23/2019	300,000	299,460
Commonwealth Bank of Australia:
1.75%, 11/2/2018	445,000	443,976
2.25%, 3/13/2019	400,000	401,344
2.30%, 9/6/2019	700,000	702,023
2.50%, 9/20/2018	303,000	306,494
2.55%, 3/15/2021	750,000	746,415
Series GMTN, 1.63%, 3/12/2018	350,000	349,723
Series GMTN, 2.05%, 3/15/2019	350,000	349,503
Series GMTN, 2.30%, 3/12/2020 (a)	613,000	610,058
Series GMTN, 2.40%, 11/2/2020	500,000	496,890

Compass Bank:
2.75%, 9/29/2019	300,000	296,502
3.88%, 4/10/2025	250,000	237,813
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
3.95%, 11/9/2022	399,000	409,785
Series MTN, 2.25%, 1/14/2020	530,000	528,256
Series MTN, 3.38%, 5/21/2025	465,000	471,733
Cooperatieve Rabobank UA:
1.38%, 8/9/2019	1,750,000	1,719,655
1.70%, 3/19/2018	755,000	754,804
2.25%, 1/14/2019	1,325,000	1,331,519
3.75%, 7/21/2026	490,000	480,675
3.88%, 2/8/2022	1,480,000	1,562,110
4.38%, 8/4/2025	734,000	753,899
4.50%, 1/11/2021	575,000	616,987
4.63%, 12/1/2023	755,000	795,287
Series GMTN, 2.50%, 1/19/2021	1,119,000	1,118,015
Credit Suisse AG:
1.70%, 4/27/2018	1,150,000	1,148,723
1.75%, 1/29/2018	500,000	498,880
3.00%, 10/29/2021	708,000	713,522
5.30%, 8/13/2019	370,000	398,668
5.40%, 1/14/2020	550,000	588,478
6.00%, 2/15/2018	456,000	473,410
Series GMTN, 2.30%, 5/28/2019	1,350,000	1,352,876
Series MTN, 3.63%, 9/9/2024	1,000,000	1,007,070
Series MTN, 4.38%, 8/5/2020	661,000	698,763
Credit Suisse Group Funding Guernsey, Ltd.:
2.75%, 3/26/2020	600,000	594,492
3.13%, 12/10/2020	890,000	887,339
3.45%, 4/16/2021	1,105,000	1,111,928
3.75%, 3/26/2025	850,000	830,900
3.80%, 9/15/2022	2,300,000	2,321,781
3.80%, 6/9/2023	1,750,000	1,742,405
4.55%, 4/17/2026	1,000,000	1,034,370
Deutsche Bank AG:
1.88%, 2/13/2018	1,000,000	993,690
2.50%, 2/13/2019	875,000	869,794
2.95%, 8/20/2020	440,000	433,061
3.13%, 1/13/2021	503,000	494,479
3.38%, 5/12/2021	600,000	593,118
3.70%, 5/30/2024	769,000	743,223
Series 1254, 4.10%, 1/13/2026	500,000	492,030
Series GMTN, 2.85%, 5/10/2019	975,000	971,987
Discover Bank/Greenwood:
2.00%, 2/21/2018	493,000	492,961
2.60%, 11/13/2018	410,000	413,333
3.10%, 6/4/2020	570,000	575,951
3.20%, 8/9/2021	470,000	472,524
3.45%, 7/27/2026	1,090,000	1,054,902
4.20%, 8/8/2023	300,000	311,376
Fifth Third Bancorp:
2.88%, 7/27/2020	509,000	515,510
3.50%, 3/15/2022	517,000	530,023
4.30%, 1/16/2024	165,000	170,410
4.50%, 6/1/2018	270,000	278,745

See accompanying notes to financial statements.

62

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Fifth Third Bank:
1.45%, 2/28/2018	$250,000	$249,457
1.63%, 9/27/2019	1,045,000	1,030,725
2.25%, 6/14/2021	555,000	547,441
2.30%, 3/15/2019	215,000	216,131
2.38%, 4/25/2019	206,000	207,323
2.88%, 10/1/2021	100,000	100,902
3.85%, 3/15/2026	350,000	352,261
Series MTN, 2.15%, 8/20/2018	735,000	739,439
First Horizon National Corp. 3.50%, 12/15/2020	163,000	164,273
First Tennessee Bank NA 2.95%, 12/1/2019	100,000	100,102
Goldman Sachs Group, Inc.:
2.00%, 4/25/2019	335,000	333,894
2.30%, 12/13/2019	2,655,000	2,656,991
2.35%, 11/15/2021	560,000	544,510
2.55%, 10/23/2019	1,167,000	1,173,524
2.60%, 4/23/2020	1,258,000	1,259,170
2.63%, 1/31/2019	1,245,000	1,256,666
2.63%, 4/25/2021	645,000	640,182
2.75%, 9/15/2020	883,000	886,629
2.88%, 2/25/2021	495,000	497,084
2.90%, 7/19/2018	1,427,000	1,446,721
3.50%, 1/23/2025	1,260,000	1,244,981
3.50%, 11/16/2026	1,330,000	1,302,442
3.63%, 1/22/2023	1,186,000	1,210,811
3.75%, 5/22/2025	1,202,000	1,205,991
3.75%, 2/25/2026	841,000	844,078
4.00%, 3/3/2024	1,441,000	1,491,420
4.25%, 10/21/2025	878,000	894,067
5.25%, 7/27/2021	2,147,000	2,353,713
5.75%, 1/24/2022	2,020,000	2,269,894
5.95%, 1/18/2018	1,438,000	1,499,014
6.15%, 4/1/2018	2,006,000	2,109,911
Series D, 6.00%, 6/15/2020	945,000	1,047,485
Series GMTN, 5.38%, 3/15/2020	1,406,000	1,524,596
Series GMTN, 7.50%, 2/15/2019	2,799,000	3,100,872
Series MTN, 3.85%, 7/8/2024	1,037,000	1,059,233
HSBC Bank USA NA 4.88%, 8/24/2020	308,000	326,699
HSBC Holdings PLC:
2.65%, 1/5/2022	3,000,000	2,929,260
2.95%, 5/25/2021	1,270,000	1,268,171
3.40%, 3/8/2021	1,550,000	1,578,225
3.60%, 5/25/2023	1,050,000	1,055,229
3.90%, 5/25/2026	910,000	912,166
4.00%, 3/30/2022	854,000	885,743
4.25%, 3/14/2024	579,000	587,801
4.25%, 8/18/2025	600,000	604,704
4.30%, 3/8/2026	1,550,000	1,605,753
4.38%, 11/23/2026	1,090,000	1,096,333
4.88%, 1/14/2022	408,000	439,551
5.10%, 4/5/2021	974,000	1,055,446
HSBC USA, Inc.:
1.63%, 1/16/2018	400,000	399,244
1.70%, 3/5/2018	511,000	510,382
2.00%, 8/7/2018	300,000	300,177
2.25%, 6/23/2019 (a)	403,000	402,371

2.35%, 3/5/2020	965,000	957,029
2.38%, 11/13/2019	1,345,000	1,346,116
2.63%, 9/24/2018	300,000	302,991
2.75%, 8/7/2020	700,000	700,455
3.50%, 6/23/2024	200,000	200,874
5.00%, 9/27/2020	200,000	213,074
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	825,000	800,035
2.60%, 8/2/2018	250,000	252,387
3.15%, 3/14/2021	400,000	404,932
4.35%, 2/4/2023	175,000	177,613
7.00%, 12/15/2020	25,000	28,212
Huntington National Bank:
2.00%, 6/30/2018	200,000	199,934
2.20%, 11/6/2018	475,000	476,363
2.20%, 4/1/2019	150,000	149,771
2.40%, 4/1/2020	250,000	248,622
2.88%, 8/20/2020	250,000	252,130
Intesa Sanpaolo SpA:
3.88%, 1/16/2018	475,000	481,517
5.25%, 1/12/2024	545,000	569,618
Series MTN, 3.88%, 1/15/2019	800,000	814,608
Itau CorpBanca:
3.13%, 1/15/2018	200,000	201,856
3.88%, 9/22/2019 (a) (c)	400,000	412,247
JPMorgan Chase & Co.:
1.63%, 5/15/2018	804,000	802,432
1.80%, 1/25/2018	919,000	919,827
1.85%, 3/22/2019	465,000	463,377
2.20%, 10/22/2019	884,000	887,059
2.25%, 1/23/2020	1,874,000	1,867,647
2.30%, 8/15/2021	1,000,000	980,220
2.35%, 1/28/2019	774,000	780,246
2.40%, 6/7/2021	666,000	658,854
2.55%, 10/29/2020	1,424,000	1,423,089
2.55%, 3/1/2021	1,056,000	1,050,836
2.70%, 5/18/2023	675,000	657,896
2.75%, 6/23/2020	1,262,000	1,272,904
2.95%, 10/1/2026	1,200,000	1,145,508
2.97%, 1/15/2023	2,200,000	2,197,008
3.13%, 1/23/2025	1,046,000	1,023,302
3.20%, 1/25/2023	1,387,000	1,398,928
3.20%, 6/15/2026	700,000	681,975
3.25%, 9/23/2022	1,557,000	1,576,214
3.30%, 4/1/2026	1,250,000	1,228,425
3.38%, 5/1/2023 (a)	900,000	897,579
3.63%, 5/13/2024	1,155,000	1,175,132
3.88%, 2/1/2024	748,000	774,547
3.88%, 9/10/2024	2,851,000	2,881,506
3.90%, 7/15/2025	1,303,000	1,340,592
4.25%, 10/15/2020	1,225,000	1,295,976
4.35%, 8/15/2021	839,000	896,656
4.40%, 7/22/2020	1,418,000	1,506,313
4.50%, 1/24/2022	1,840,000	1,978,423
4.63%, 5/10/2021	801,000	861,363
4.95%, 3/25/2020	279,000	300,726
6.00%, 1/15/2018	3,392,000	3,538,772
6.30%, 4/23/2019	1,228,000	1,340,546
Series H, 1.70%, 3/1/2018	1,265,000	1,264,292

See accompanying notes to financial statements.

63

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

JPMorgan Chase Bank NA:
1.45%, 9/21/2018	$620,000	$617,123
1.65%, 9/23/2019	480,000	475,531
KeyBank NA:
1.60%, 8/22/2019	425,000	419,258
1.65%, 2/1/2018	550,000	549,973
1.70%, 6/1/2018	250,000	249,772
2.25%, 3/16/2020	548,000	544,953
2.35%, 3/8/2019	620,000	623,819
2.50%, 12/15/2019	300,000	302,511
3.18%, 10/15/2027	250,000	251,843
3.40%, 5/20/2026	750,000	728,400
Series BKNT, 2.50%, 11/22/2021	250,000	248,310
KeyCorp.:
Series MTN, 2.30%, 12/13/2018	470,000	472,712
Series MTN, 2.90%, 9/15/2020	420,000	424,582
Series MTN, 5.10%, 3/24/2021	155,000	169,241
Lloyds Bank PLC:
2.70%, 8/17/2020	600,000	603,726
6.38%, 1/21/2021	400,000	455,352
Lloyds Banking Group PLC:
3.10%, 7/6/2021 (a)	470,000	475,090
4.50%, 11/4/2024	400,000	406,556
4.58%, 12/10/2025	1,493,000	1,503,675
4.65%, 3/24/2026	600,000	608,334
Manufacturers & Traders Trust Co.:
2.10%, 2/6/2020	700,000	695,618
2.25%, 7/25/2019	100,000	100,578
2.30%, 1/30/2019	300,000	300,771
2.90%, 2/6/2025	225,000	218,423
Series BKNT, 1.45%, 3/7/2018	300,000	299,796
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	1,000,000	970,420
2.53%, 9/13/2023	200,000	192,544
2.76%, 9/13/2026 (a)	500,000	469,535
2.95%, 3/1/2021	1,465,000	1,470,494
3.85%, 3/1/2026 (a)	1,535,000	1,575,754
Mizuho Financial Group, Inc.:
2.27%, 9/13/2021	500,000	485,205
2.84%, 9/13/2026	640,000	604,499
Morgan Stanley:
1.88%, 1/5/2018	2,408,000	2,410,119
2.13%, 4/25/2018	1,786,000	1,793,090
2.50%, 1/24/2019	1,273,000	1,283,515
2.50%, 4/21/2021	1,113,000	1,099,711
2.65%, 1/27/2020	2,314,000	2,323,973
2.80%, 6/16/2020	948,000	954,968
3.75%, 2/25/2023	1,179,000	1,207,732
4.88%, 11/1/2022	929,000	995,015
5.00%, 11/24/2025	795,000	848,718
5.75%, 1/25/2021	1,125,000	1,247,456
Series F, 3.88%, 4/29/2024	1,281,000	1,313,653
Series GMTN, 2.38%, 7/23/2019	1,170,000	1,172,913
Series GMTN, 2.45%, 2/1/2019	730,000	734,738
Series GMTN, 3.70%, 10/23/2024	1,412,000	1,428,803
Series GMTN, 3.88%, 1/27/2026	1,565,000	1,584,281
Series GMTN, 4.00%, 7/23/2025	2,290,000	2,350,021
Series GMTN, 4.35%, 9/8/2026	117,000	119,604
Series GMTN, 5.50%, 1/26/2020	823,000	892,650

Series GMTN, 5.50%, 7/24/2020	800,000	873,808
Series GMTN, 5.50%, 7/28/2021	1,104,000	1,223,133
Series GMTN, 6.63%, 4/1/2018	1,918,000	2,026,636
Series GMTN, 7.30%, 5/13/2019	1,221,000	1,359,327
Series MTN, 2.20%, 12/7/2018	47,000	47,121
Series MTN, 2.63%, 11/17/2021	1,685,000	1,662,135
Series MTN, 3.13%, 7/27/2026	2,006,000	1,917,897
Series MTN, 4.10%, 5/22/2023	922,000	944,875
Series MTN, 5.63%, 9/23/2019	1,251,000	1,355,183
MUFG Union Bank NA:
2.25%, 5/6/2019	10,000	10,006
2.63%, 9/26/2018	1,050,000	1,060,353
National Australia Bank, Ltd.:
1.38%, 7/12/2019	750,000	735,915
1.88%, 7/12/2021	600,000	580,584
2.30%, 7/25/2018	300,000	302,373
2.50%, 7/12/2026	500,000	464,080
3.00%, 1/20/2023	300,000	298,965
3.38%, 1/14/2026	250,000	249,765
Series GMTN, 2.00%, 1/14/2019	640,000	639,846
Series GMTN, 1.88%, 7/23/2018	250,000	250,385
Series GMTN, 2.63%, 7/23/2020	800,000	802,968
Series GMTN, 2.63%, 1/14/2021 (a)	250,000	249,838
National Bank of Canada 2.10%, 12/14/2018	500,000	501,740
National City Corp. 6.88%, 5/15/2019	100,000	109,628
Northern Trust Corp.:
2.38%, 8/2/2022	32,000	31,617
3.38%, 8/23/2021	165,000	170,973
3.45%, 11/4/2020	100,000	104,161
3.95%, 10/30/2025	300,000	313,314
PNC Bank NA:
1.45%, 7/29/2019	830,000	818,504
1.50%, 2/23/2018	450,000	449,325
1.80%, 11/5/2018	700,000	700,798
1.85%, 7/20/2018	357,000	357,596
1.95%, 3/4/2019	1,250,000	1,250,800
2.15%, 4/29/2021	550,000	542,168
2.20%, 1/28/2019 (a)	150,000	150,869
2.25%, 7/2/2019	1,105,000	1,111,751
2.30%, 6/1/2020	250,000	249,525
2.40%, 10/18/2019	400,000	403,568
2.45%, 11/5/2020	370,000	370,070
2.60%, 7/21/2020	250,000	251,855
2.70%, 11/1/2022	793,000	777,687
2.95%, 1/30/2023	220,000	216,330
2.95%, 2/23/2025	450,000	439,353
3.25%, 6/1/2025	270,000	270,521
3.30%, 10/30/2024	200,000	201,438
3.80%, 7/25/2023	250,000	257,928
6.88%, 4/1/2018	350,000	369,453
Series BKNT, 1.70%, 12/7/2018	750,000	749,917
Series BKNT, 2.55%, 12/9/2021 (a)	465,000	465,386
Series MTN, 1.60%, 6/1/2018	468,000	467,172
PNC Financial Services Group, Inc.:
2.85%, 11/9/2022 (b)	33,000	32,629

See accompanying notes to financial statements.

64

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

3.30%, 3/8/2022	$469,000	$481,433
3.90%, 4/29/2024	450,000	460,372
4.38%, 8/11/2020	363,000	386,178
5.13%, 2/8/2020	195,000	210,836
6.70%, 6/10/2019	261,000	289,426
RBC USA Holdco Corp. 5.25%, 9/15/2020	250,000	273,213
Regions Bank:
2.25%, 9/14/2018	250,000	250,810
7.50%, 5/15/2018	100,000	106,933
Regions Financial Corp. 3.20%, 2/8/2021	474,000	481,541
Royal Bank of Canada:
1.50%, 7/29/2019 (a)	525,000	517,739
2.00%, 12/10/2018	585,000	586,813
2.50%, 1/19/2021	477,000	477,372
Series GMTN, 1.50%, 6/7/2018	250,000	249,265
Series GMTN, 1.63%, 4/15/2019	987,000	979,894
Series GMTN, 1.80%, 7/30/2018	667,000	667,487
Series GMTN, 2.15%, 3/15/2019	324,000	325,124
Series GMTN, 2.15%, 3/6/2020	313,000	311,642
Series GMTN, 2.20%, 7/27/2018	1,468,000	1,477,806
Series GMTN, 4.65%, 1/27/2026	5,000	5,325
Series MTN, 1.50%, 1/16/2018	690,000	689,227
Series MTN, 2.35%, 10/30/2020	1,204,000	1,199,473
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	1,250,000	1,196,875
4.80%, 4/5/2026	1,100,000	1,097,250
Santander Bank NA 2.00%, 1/12/2018	200,000	199,396
Santander Holdings USA, Inc.:
2.65%, 4/17/2020	250,000	246,192
2.70%, 5/24/2019	550,000	549,071
3.45%, 8/27/2018	402,000	408,118
4.50%, 7/17/2025	1,251,000	1,243,144
Santander Issuances SAU 5.18%, 11/19/2025	1,400,000	1,407,742
Santander UK Group Holdings PLC:
2.88%, 10/16/2020	448,000	444,649
2.88%, 8/5/2021	1,250,000	1,230,612
3.13%, 1/8/2021	800,000	800,328
Santander UK PLC:
2.35%, 9/10/2019	300,000	300,018
2.38%, 3/16/2020	619,000	613,386
2.50%, 3/14/2019	425,000	426,955
3.05%, 8/23/2018	549,000	557,493
4.00%, 3/13/2024	227,000	236,030
Series GMTN, 2.00%, 8/24/2018 (a)	233,000	232,271
Skandinaviska Enskilda Banken AB:
1.50%, 9/13/2019	550,000	539,814
1.88%, 9/13/2021	450,000	434,641
2.63%, 3/15/2021	500,000	500,375
Societe Generale SA 2.63%, 10/1/2018	260,000	262,668
Sumitomo Mitsui Banking Corp.:
1.50%, 1/18/2018 (a)	250,000	249,003
1.75%, 1/16/2018	200,000	199,738
2.05%, 1/18/2019	250,000	249,217

2.45%, 1/10/2019	158,000	158,676
2.45%, 1/16/2020	1,058,000	1,053,313
2.50%, 7/19/2018	200,000	201,440
3.00%, 1/18/2023 (a)	250,000	248,145
3.20%, 7/18/2022	450,000	453,524
3.95%, 1/10/2024	300,000	313,137
Series GMTN, 1.95%, 7/23/2018	525,000	524,559
Series GMTN, 2.25%, 7/11/2019	750,000	748,808
Series GMTN, 2.45%, 10/20/2020	258,000	255,363
Series GMTN, 2.65%, 7/23/2020	350,000	349,730
Series GMTN, 3.40%, 7/11/2024	400,000	403,036
Series GMTN, 3.65%, 7/23/2025	250,000	254,977
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	800,000	774,320
2.44%, 10/19/2021 (a)	2,000,000	1,964,040
2.63%, 7/14/2026 (a)	1,156,000	1,072,826
2.93%, 3/9/2021	910,000	913,039
3.78%, 3/9/2026	614,000	627,508
SunTrust Bank:
2.75%, 5/1/2023	250,000	242,495
3.30%, 5/15/2026	50,000	48,291
SunTrust Banks, Inc.:
2.35%, 11/1/2018	329,000	331,540
2.50%, 5/1/2019	458,000	461,614
2.70%, 1/27/2022	1,250,000	1,248,962
2.90%, 3/3/2021	527,000	532,476
7.25%, 3/15/2018	150,000	158,987
SVB Financial Group 3.50%, 1/29/2025	470,000	451,548
Svenska Handelsbanken AB:
1.50%, 9/6/2019	750,000	737,978
1.88%, 9/7/2021	540,000	521,802
2.40%, 10/1/2020	590,000	587,782
2.45%, 3/30/2021	665,000	660,811
2.50%, 1/25/2019	600,000	606,234
Series MTN, 1.63%, 3/21/2018	458,000	457,455
Series MTN, 2.25%, 6/17/2019	450,000	451,935
Toronto-Dominion Bank:
1.45%, 8/13/2019	350,000	344,946
1.80%, 7/13/2021	500,000	484,330
2.13%, 7/2/2019	600,000	601,710
Series GMTN, 1.45%, 9/6/2018	500,000	497,695
Series GMTN, 1.75%, 7/23/2018	494,000	494,291
Series GMTN, 2.50%, 12/14/2020	600,000	601,830
Series MTN, 1.40%, 4/30/2018	2,343,000	2,336,604
Series MTN, 1.63%, 3/13/2018	521,000	521,500
Series MTN, 1.95%, 1/22/2019	350,000	350,399
Series MTN, 2.13%, 4/7/2021	650,000	640,296
Series MTN, 2.25%, 11/5/2019	985,000	990,092
Series MTN, 2.63%, 9/10/2018	883,000	895,424
UBS AG:
5.75%, 4/25/2018	200,000	209,932
Series GMTN, 1.80%, 3/26/2018	808,000	807,960
Series GMTN, 2.35%, 3/26/2020	1,450,000	1,444,070
Series GMTN, 2.38%, 8/14/2019	1,300,000	1,306,227
US Bancorp:
3.10%, 4/27/2026	250,000	243,545
Series MTN, 1.95%, 11/15/2018	586,000	588,860
Series MTN, 2.20%, 4/25/2019	601,000	605,868

See accompanying notes to financial statements.

65

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series MTN, 2.35%, 1/29/2021	$530,000	$529,852
Series MTN, 2.95%, 7/15/2022	678,000	680,990
Series MTN, 3.00%, 3/15/2022	344,000	350,223
Series MTN, 3.60%, 9/11/2024	200,000	203,456
Series MTN, 3.70%, 1/30/2024	700,000	727,881
Series MTN, 4.13%, 5/24/2021	375,000	401,801
Series V, 2.38%, 7/22/2026	650,000	601,939
US Bank NA:
1.35%, 1/26/2018	250,000	249,308
1.40%, 4/26/2019	710,000	702,254
2.13%, 10/28/2019	718,000	720,585
2.80%, 1/27/2025	350,000	341,296
Series MTN, 1.45%, 1/29/2018	1,210,000	1,208,645
Wachovia Corp. Series MTN, 5.75%, 2/1/2018	1,468,000	1,529,333
Wells Fargo & Co.:
2.10%, 7/26/2021 (a)	1,544,000	1,502,822
2.13%, 4/22/2019	800,000	802,568
2.15%, 1/15/2019	791,000	795,548
2.50%, 3/4/2021	1,150,000	1,142,053
3.00%, 4/22/2026	1,400,000	1,335,180
3.00%, 10/23/2026	1,100,000	1,046,023
4.10%, 6/3/2026	1,250,000	1,266,613
4.13%, 8/15/2023	490,000	507,204
4.48%, 1/16/2024	403,000	424,157
Series GMTN, 1.50%, 1/16/2018	2,401,000	2,397,663
Series GMTN, 2.60%, 7/22/2020	1,456,000	1,463,557
Series M, 3.45%, 2/13/2023	929,000	929,994
Series MTN, 2.55%, 12/7/2020	835,000	834,516
Series MTN, 3.00%, 1/22/2021	739,000	749,132
Series MTN, 3.00%, 2/19/2025	1,037,000	998,050
Series MTN, 3.30%, 9/9/2024	1,111,000	1,101,468
Series MTN, 3.50%, 3/8/2022	1,257,000	1,292,108
Series MTN, 3.55%, 9/29/2025	2,024,000	2,019,871
Series MTN, 4.60%, 4/1/2021	845,000	907,834
Series N, 2.15%, 1/30/2020	988,000	982,546
Wells FargoBankNA:
1.65%, 1/22/2018	1,050,000	1,050,105
1.75%, 5/24/2019	1,165,000	1,158,581
Series MTN, 1.80%, 11/28/2018	1,000,000	1,000,240
Series MTN, 2.15%, 12/6/2019	1,500,000	1,500,870
Westpac Banking Corp.:
1.55%, 5/25/2018	350,000	348,894
1.60%, 8/19/2019	1,250,000	1,234,525
1.65%, 5/13/2019 (a)	669,000	662,444
1.95%, 11/23/2018	475,000	475,722
2.00%, 8/19/2021	750,000	728,062
2.10%, 5/13/2021 (a)	650,000	635,336
2.25%, 7/30/2018	350,000	352,275
2.25%, 1/17/2019	202,000	202,947
2.30%, 5/26/2020	216,000	214,747
2.60%, 11/23/2020	775,000	775,767
2.70%, 8/19/2026 (a)	490,000	462,962
2.85%, 5/13/2026	840,000	805,392
4.88%, 11/19/2019	803,000	860,800
Series GMTN, 1.60%, 1/12/2018	535,000	534,690

Westpac Banking Corp. 5 Year US ISDA +2.24% Series GMTN, 4.32%, 11/23/2031 (d)	1,150,000	1,148,528

		446,148,458

BEVERAGES — 3.0%
Anheuser-Busch Cos. LLC 5.50%, 1/15/2018	30,000	31,131
Anheuser-Busch InBev Finance, Inc.:
1.25%, 1/17/2018	436,000	434,801
1.90%, 2/1/2019	2,206,000	2,209,706
2.15%, 2/1/2019	443,000	445,534
2.63%, 1/17/2023	1,012,000	991,598
2.65%, 2/1/2021	5,017,000	5,035,864
3.30%, 2/1/2023	2,961,000	3,010,508
3.65%, 2/1/2026	4,624,000	4,689,938
3.70%, 2/1/2024	740,000	765,730
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/2022	2,341,000	2,299,845
5.00%, 4/15/2020	670,000	724,136
5.38%, 1/15/2020	1,100,000	1,198,637
6.88%, 11/15/2019	526,000	594,427
7.75%, 1/15/2019	1,325,000	1,475,017
Beam Suntory, Inc.:
1.75%, 6/15/2018	50,000	49,813
3.25%, 5/15/2022	250,000	249,850
Brown-Forman Corp. 2.25%, 1/15/2023	15,000	14,466
Coca-Cola Bottling Co. Consolidated 3.80%, 11/25/2025	376,000	377,184
Coca-Cola Co.:
1.15%, 4/1/2018	702,000	700,315
1.38%, 5/30/2019	525,000	521,588
1.55%, 9/1/2021	500,000	485,270
1.65%, 3/14/2018	391,000	392,455
1.65%, 11/1/2018	692,000	694,263
1.88%, 10/27/2020	450,000	446,432
2.25%, 9/1/2026	651,000	610,202
2.45%, 11/1/2020	1,038,000	1,050,300
2.50%, 4/1/2023	461,000	454,906
2.55%, 6/1/2026	200,000	191,762
2.88%, 10/27/2025	1,012,000	998,409
3.15%, 11/15/2020	420,000	435,758
3.20%, 11/1/2023	750,000	770,670
3.30%, 9/1/2021	523,000	545,730
Coca-Cola European Partners US LLC:
3.50%, 9/15/2020	250,000	256,948
4.50%, 9/1/2021	225,000	240,050
Coca-Cola Femsa SAB de CV:
2.38%, 11/26/2018	450,000	453,195
3.88%, 11/26/2023	200,000	203,698
Coca-Cola Refreshments USA, Inc. 8.50%, 2/1/2022	23,000	29,316
Constellation Brands, Inc.:
3.70%, 12/6/2026	700,000	688,625
3.75%, 5/1/2021	250,000	258,906
3.88%, 11/15/2019	200,000	207,000

See accompanying notes to financial statements.

66

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

4.25%, 5/1/2023	$670,000	$691,775
6.00%, 5/1/2022	300,000	337,125
Diageo Capital PLC:
1.13%, 4/29/2018	701,000	696,261
2.63%, 4/29/2023	583,000	576,914
4.83%, 7/15/2020	475,000	514,363
Diageo Investment Corp. 2.88%, 5/11/2022	173,000	173,960
Dr Pepper Snapple Group, Inc.:
2.00%, 1/15/2020	194,000	192,419
2.53%, 11/15/2021	500,000	498,165
2.55%, 9/15/2026	225,000	208,550
2.60%, 1/15/2019	200,000	202,864
2.70%, 11/15/2022	15,000	14,804
3.13%, 12/15/2023	750,000	750,195
3.20%, 11/15/2021	200,000	204,336
3.40%, 11/15/2025	250,000	249,728
6.82%, 5/1/2018	161,000	171,690
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	250,000	240,195
Molson Coors Brewing Co.:
1.45%, 7/15/2019	270,000	265,964
2.10%, 7/15/2021	575,000	559,492
3.00%, 7/15/2026	815,000	769,531
3.50%, 5/1/2022 (a)	129,000	132,938
PepsiCo, Inc.:
1.25%, 4/30/2018	118,000	117,758
1.35%, 10/4/2019	650,000	644,137
1.50%, 2/22/2019	475,000	473,399
1.70%, 10/6/2021	975,000	946,813
1.85%, 4/30/2020	100,000	99,341
2.15%, 10/14/2020	100,000	100,060
2.25%, 1/7/2019	767,000	776,403
2.38%, 10/6/2026	405,000	382,016
2.75%, 3/5/2022	341,000	344,366
2.75%, 3/1/2023	199,000	199,032
2.75%, 4/30/2025	150,000	146,717
2.85%, 2/24/2026	300,000	295,266
3.00%, 8/25/2021	370,000	379,912
3.10%, 7/17/2022	100,000	102,475
3.13%, 11/1/2020	651,000	672,854
3.50%, 7/17/2025	180,000	186,019
3.60%, 3/1/2024	629,000	656,141
4.50%, 1/15/2020	1,000,000	1,075,070
5.00%, 6/1/2018	1,413,000	1,483,367

		51,766,398

BIOTECHNOLOGY — 1.4%
Amgen, Inc.:
1.85%, 8/19/2021	625,000	600,656
2.13%, 5/1/2020	333,000	330,446
2.20%, 5/22/2019	628,000	632,710
2.25%, 8/19/2023	850,000	799,994
2.60%, 8/19/2026	550,000	506,478
2.70%, 5/1/2022	126,000	124,774
3.13%, 5/1/2025	450,000	438,088
3.45%, 10/1/2020	200,000	206,888
3.63%, 5/15/2022	415,000	429,039

3.63%, 5/22/2024	738,000	750,546
3.88%, 11/15/2021	774,000	809,488
4.10%, 6/15/2021	620,000	654,918
5.70%, 2/1/2019	575,000	617,935
6.15%, 6/1/2018	177,000	187,668
Bio-Rad Laboratories, Inc. 4.88%, 12/15/2020	100,000	106,400
Biogen, Inc.:
2.90%, 9/15/2020	750,000	758,648
3.63%, 9/15/2022	653,000	669,358
4.05%, 9/15/2025	610,000	627,922
6.88%, 3/1/2018	455,000	481,090
Celgene Corp.:
2.13%, 8/15/2018	481,000	483,011
2.25%, 5/15/2019	325,000	325,783
2.88%, 8/15/2020	550,000	555,780
3.25%, 8/15/2022	530,000	535,263
3.55%, 8/15/2022	1,434,000	1,469,635
3.63%, 5/15/2024	619,000	621,228
3.88%, 8/15/2025	1,320,000	1,340,935
3.95%, 10/15/2020	200,000	208,948
4.00%, 8/15/2023	225,000	233,926
Gilead Sciences, Inc.:
1.85%, 9/4/2018	242,000	242,801
1.95%, 3/1/2022	260,000	251,001
2.05%, 4/1/2019	450,000	451,251
2.35%, 2/1/2020	257,000	258,239
2.50%, 9/1/2023	395,000	380,958
2.55%, 9/1/2020	860,000	868,101
3.25%, 9/1/2022	462,000	470,917
3.50%, 2/1/2025	848,000	853,758
3.65%, 3/1/2026	881,000	893,343
3.70%, 4/1/2024	1,098,000	1,127,811
4.40%, 12/1/2021	1,252,000	1,345,099
4.50%, 4/1/2021	575,000	619,540

		23,270,374

CHEMICALS — 1.7%
Agrium, Inc.:
3.15%, 10/1/2022	224,000	222,743
3.38%, 3/15/2025	150,000	145,247
3.50%, 6/1/2023	310,000	312,830
6.75%, 1/15/2019	3,000	3,242
Air Products & Chemicals, Inc.:
2.75%, 2/3/2023	15,000	14,915
3.00%, 11/3/2021	50,000	51,343
3.35%, 7/31/2024	500,000	511,355
4.38%, 8/21/2019	100,000	106,205
Airgas, Inc.:
1.65%, 2/15/2018	325,000	325,299
2.38%, 2/15/2020	150,000	149,967
3.05%, 8/1/2020	100,000	102,093
3.65%, 7/15/2024	300,000	310,563
Albemarle Corp.:
3.00%, 12/1/2019	100,000	101,911
4.15%, 12/1/2024	100,000	103,073
4.50%, 12/15/2020	15,000	15,903
Braskem Finance, Ltd. 6.45%, 2/3/2024	100,000	105,500

See accompanying notes to financial statements.

67

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Cabot Corp.:
3.40%, 9/15/2026	$165,000	$156,272
3.70%, 7/15/2022	200,000	203,050
Celanese US Holdings LLC:
4.63%, 11/15/2022	230,000	241,910
5.88%, 6/15/2021	190,000	210,765
Cytec Industries, Inc.:
3.50%, 4/1/2023	125,000	121,064
3.95%, 5/1/2025	100,000	97,429
Dow Chemical Co.:
3.00%, 11/15/2022 (a)	678,000	675,966
3.50%, 10/1/2024	525,000	530,460
4.13%, 11/15/2021	370,000	391,456
4.25%, 11/15/2020	1,290,000	1,364,304
5.70%, 5/15/2018	50,000	52,520
8.55%, 5/15/2019	1,560,000	1,785,888
Eastman Chemical Co.:
2.70%, 1/15/2020	515,000	517,343
3.60%, 8/15/2022	434,000	443,917
3.80%, 3/15/2025	350,000	353,864
5.50%, 11/15/2019	55,000	59,491
Ecolab, Inc.:
1.55%, 1/12/2018	178,000	177,957
2.00%, 1/14/2019	325,000	325,263
3.25%, 1/14/2023	400,000	406,872
4.35%, 12/8/2021	745,000	803,460
EI du Pont de Nemours & Co.:
2.80%, 2/15/2023	725,000	711,312
3.63%, 1/15/2021	250,000	258,927
4.25%, 4/1/2021	50,000	52,986
4.63%, 1/15/2020	550,000	585,997
5.75%, 3/15/2019	50,000	53,996
6.00%, 7/15/2018	1,585,000	1,682,145
International Flavors & Fragrances, Inc. 3.20%, 5/1/2023	50,000	49,354
Lubrizol Corp. 8.88%, 2/1/2019	151,000	172,048
LYB International Finance B.V. 4.00%, 7/15/2023	786,000	821,056
LyondellBasell Industries NV:
5.00%, 4/15/2019	1,200,000	1,267,524
5.75%, 4/15/2024	10,000	11,435
6.00%, 11/15/2021	450,000	510,196
Methanex Corp.:
3.25%, 12/15/2019	100,000	98,500
5.25%, 3/1/2022	930,000	963,712
Monsanto Co.:
2.13%, 7/15/2019	273,000	272,511
2.20%, 7/15/2022	150,000	143,015
2.75%, 7/15/2021	175,000	173,919
2.85%, 4/15/2025	465,000	441,536
3.38%, 7/15/2024	487,000	484,492
5.13%, 4/15/2018	400,000	415,532
Mosaic Co.:
3.75%, 11/15/2021 (a)	150,000	154,110
4.25%, 11/15/2023 (a)	1,050,000	1,064,427
NewMarket Corp. 4.10%, 12/15/2022	50,000	50,799

Potash Corp. of Saskatchewan, Inc.:
3.00%, 4/1/2025	50,000	47,078
3.63%, 3/15/2024	422,000	418,523
4.00%, 12/15/2026	750,000	756,968
4.88%, 3/30/2020 (a)	195,000	206,877
6.50%, 5/15/2019	150,000	163,798
PPG Industries, Inc.:
2.30%, 11/15/2019	200,000	200,418
3.60%, 11/15/2020	200,000	207,392
Praxair, Inc.:
1.25%, 11/7/2018	250,000	248,280
2.20%, 8/15/2022	195,000	189,600
2.25%, 9/24/2020	100,000	99,459
2.45%, 2/15/2022	350,000	347,151
2.65%, 2/5/2025	115,000	111,146
2.70%, 2/21/2023	150,000	148,062
3.00%, 9/1/2021	18,000	18,360
3.20%, 1/30/2026	450,000	453,627
4.05%, 3/15/2021	100,000	106,111
4.50%, 8/15/2019	334,000	355,616
RPM International, Inc. 6.13%, 10/15/2019	320,000	350,179
Syngenta Finance NV 3.13%, 3/28/2022	401,000	398,385
Valspar Corp.:
3.30%, 2/1/2025	200,000	191,974
4.20%, 1/15/2022	90,000	93,280
Westlake Chemical Corp.:
3.60%, 7/15/2022	29,000	29,039
3.60%, 8/15/2026 (c)	530,000	509,298
4.63%, 2/15/2021 (c)	600,000	628,972
4.88%, 5/15/2023 (c)	457,000	472,424

		28,692,986

COMMERCIAL SERVICES — 0.6%
Automatic Data Processing, Inc.:
2.25%, 9/15/2020	462,000	463,700
3.38%, 9/15/2025	677,000	692,009
Black Knight InfoServ LLC/Black Knight Lending Solutions, Inc. 5.75%, 4/15/2023	10,000	10,437
Block Financial LLC:
4.13%, 10/1/2020	850,000	866,643
5.50%, 11/1/2022	559,000	588,588
Board of Trustees of The Leland Stanford Junior University 4.75%, 5/1/2019	250,000	266,248
Catholic Health Initiatives 2.95%, 11/1/2022	380,000	368,444
Cornell University 5.45%, 2/1/2019	125,000	134,371
Ecolab, Inc.:
2.25%, 1/12/2020	15,000	14,982
2.70%, 11/1/2026 (a)	530,000	503,203
Emory University 5.63%, 9/1/2019	190,000	207,871
Equifax, Inc.:
2.30%, 6/1/2021	285,000	278,938
3.25%, 6/1/2026	200,000	193,284
3.30%, 12/15/2022	395,000	400,929

See accompanying notes to financial statements.

68

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Mastercard, Inc. 3.38%, 4/1/2024	$626,000	$644,242
Moody’s Corp.:
2.75%, 7/15/2019	427,000	432,111
4.50%, 9/1/2022	257,000	274,805
4.88%, 2/15/2024	250,000	270,370
5.50%, 9/1/2020	17,000	18,634
Princeton University 4.95%, 3/1/2019	227,000	241,828
S&P Global, Inc.:
2.50%, 8/15/2018	75,000	75,707
2.95%, 1/22/2027 (c)	450,000	420,854
3.30%, 8/14/2020	150,000	152,649
4.00%, 6/15/2025	750,000	769,500
4.40%, 2/15/2026	130,000	137,123
Total System Services, Inc.:
2.38%, 6/1/2018	367,000	368,516
3.75%, 6/1/2023	35,000	35,051
3.80%, 4/1/2021	225,000	231,898
4.80%, 4/1/2026	500,000	536,225
Verisk Analytics, Inc.:
4.00%, 6/15/2025	175,000	176,769
4.13%, 9/12/2022	100,000	103,615
5.80%, 5/1/2021	100,000	110,523
Western Union Co.:
3.65%, 8/22/2018	326,000	334,277
5.25%, 4/1/2020	460,000	491,749
Yale University Series MTN, 2.09%, 4/15/2019	100,000	100,725

		10,916,818

CONSTRUCTION MATERIALS — 0.3%
CRH America, Inc.:
5.75%, 1/15/2021	150,000	165,528
8.13%, 7/15/2018	455,000	496,096
Fortune Brands Home & Security, Inc.:
3.00%, 6/15/2020	100,000	100,709
4.00%, 6/15/2025	100,000	102,044
Johnson Controls International PLC:
3.63%, 7/2/2024 (b)	50,000	50,623
3.75%, 12/1/2021	12,000	12,437
3.90%, 2/14/2026	250,000	256,625
4.25%, 3/1/2021	824,000	861,096
5.00%, 3/30/2020	152,000	163,090
Lennox International, Inc. 3.00%, 11/15/2023	375,000	363,656
Martin Marietta Materials, Inc. 4.25%, 7/2/2024	55,000	55,347
Masco Corp. 4.38%, 4/1/2026	200,000	201,250
Owens Corning:
3.40%, 8/15/2026	330,000	313,490
4.20%, 12/15/2022	309,000	319,302
4.20%, 12/1/2024	150,000	153,413
Vulcan Materials Co. 7.50%, 6/15/2021	670,000	788,925

		4,403,631

DIVERSIFIED FINANCIAL SERVICES — 4.0%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust:
3.75%, 5/15/2019	1,150,000	1,170,125
3.95%, 2/1/2022	1,875,000	1,886,719
4.50%, 5/15/2021	1,250,000	1,295,312
4.63%, 10/30/2020	1,550,000	1,612,000
Affiliated Managers Group, Inc.:
3.50%, 8/1/2025	74,000	70,125
4.25%, 2/15/2024	100,000	100,593
Air Lease Corp.:
2.13%, 1/15/2018	227,000	226,755
2.13%, 1/15/2020	500,000	491,400
2.63%, 9/4/2018	425,000	427,354
3.00%, 9/15/2023	350,000	333,375
3.38%, 1/15/2019 (a)	410,000	416,929
3.38%, 6/1/2021	200,000	202,332
3.75%, 2/1/2022	146,000	150,120
3.88%, 4/1/2021 (a)	53,000	54,636
4.25%, 9/15/2024	175,000	177,042
4.75%, 3/1/2020	351,000	371,734
American Express Co.:
1.55%, 5/22/2018	331,000	330,255
2.65%, 12/2/2022	618,000	607,964
3.63%, 12/5/2024 (a)	415,000	416,685
7.00%, 3/19/2018	826,000	877,072
8.13%, 5/20/2019	305,000	346,489
American Express Credit Corp.:
2.13%, 7/27/2018	321,000	322,785
2.13%, 3/18/2019	988,000	990,826
2.25%, 5/5/2021	787,000	777,517
Series F, 2.60%, 9/14/2020	553,000	557,324
Series GMTN, 2.25%, 8/15/2019	911,000	914,662
Series MTN, 1.70%, 10/30/2019	835,000	826,625
Series MTN, 1.80%, 7/31/2018	450,000	450,184
Series MTN, 1.88%, 11/5/2018	150,000	150,239
Series MTN, 2.38%, 5/26/2020	839,000	839,453
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	500,000	475,775
3.70%, 10/15/2024	150,000	153,176
4.00%, 10/15/2023	193,000	201,959
5.30%, 3/15/2020	367,000	397,285
7.30%, 6/28/2019	300,000	336,327
Ameritech Capital Funding Corp. 6.45%, 1/15/2018	105,000	109,258
Bear Stearns Cos. LLC:
4.65%, 7/2/2018	294,000	305,819
7.25%, 2/1/2018	2,147,000	2,270,538
BGC Partners, Inc. 5.13%, 5/27/2021	250,000	256,730
BlackRock, Inc.:
3.38%, 6/1/2022	307,000	317,742
3.50%, 3/18/2024	695,000	717,108
4.25%, 5/24/2021	213,000	228,728
Series 2, 5.00%, 12/10/2019	498,000	540,504
Brookfield Finance, Inc. 4.25%, 6/2/2026	475,000	468,402
Capital One Bank USA NA:
2.15%, 11/21/2018	200,000	200,372

See accompanying notes to financial statements.

69

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

2.25%, 2/13/2019	$570,000	$571,351
2.30%, 6/5/2019	200,000	200,296
3.38%, 2/15/2023	850,000	842,044
8.80%, 7/15/2019	945,000	1,080,107
Charles Schwab Corp.:
1.50%, 3/10/2018	240,000	240,106
2.20%, 7/25/2018	50,000	50,372
3.00%, 3/10/2025	160,000	156,779
3.45%, 2/13/2026	60,000	60,601
4.45%, 7/22/2020	675,000	721,001
CME Group, Inc.:
3.00%, 9/15/2022	407,000	415,303
3.00%, 3/15/2025	380,000	377,427
Discover Financial Services:
3.75%, 3/4/2025	40,000	38,850
3.85%, 11/21/2022	387,000	391,354
3.95%, 11/6/2024	220,000	217,525
5.20%, 4/27/2022	275,000	293,906
E*TRADE Financial Corp.:
4.63%, 9/15/2023	100,000	102,210
5.38%, 11/15/2022	25,000	26,471
Franklin Resources, Inc.:
2.80%, 9/15/2022	350,000	350,102
2.85%, 3/30/2025	230,000	223,289
GE Capital International Funding Co. 2.34%, 11/15/2020	4,429,000	4,423,685
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	870,000	884,372
General Electric Capital Corp.:
Series GMTN, 3.15%, 9/7/2022	618,000	631,132
Series GMTN, 6.00%, 8/7/2019	516,000	569,963
General Electric Co.:
1.63%, 4/2/2018	70,000	70,185
2.20%, 1/9/2020	2,095,000	2,099,336
3.45%, 5/15/2024	48,000	49,311
4.65%, 10/17/2021	824,000	902,766
5.30%, 2/11/2021	337,000	373,123
Series GMTN, 2.30%, 1/14/2019	88,000	89,050
Series GMTN, 3.10%, 1/9/2023	537,000	544,754
Series GMTN, 4.63%, 1/7/2021	203,000	220,103
Series GMTN, 5.63%, 5/1/2018	1,295,000	1,364,788
HSBC Finance Corp. 6.68%, 1/15/2021	1,508,000	1,695,912
Intercontinental Exchange, Inc.:
2.50%, 10/15/2018	358,000	362,808
2.75%, 12/1/2020	875,000	878,736
3.75%, 12/1/2025	600,000	616,236
4.00%, 10/15/2023	230,000	240,325
International Lease Finance Corp.:
7.13%, 9/1/2018 (c)	665,000	716,637
8.25%, 12/15/2020	74,000	86,025
8.63%, 1/15/2022	57,000	68,400
Invesco Finance PLC:
3.13%, 11/30/2022	222,000	223,689
3.75%, 1/15/2026	3,000	3,041
4.00%, 1/30/2024	215,000	224,011
Janus Capital Group, Inc. 4.88%, 8/1/2025	250,000	258,560

Jefferies Group LLC:
5.13%, 4/13/2018	362,000	373,816
5.13%, 1/20/2023	677,000	707,221
6.88%, 4/15/2021	319,000	361,944
8.50%, 7/15/2019 (a)	270,000	306,520
Lazard Group LLC:
3.63%, 3/1/2027	350,000	333,704
3.75%, 2/13/2025	100,000	97,599
4.25%, 11/14/2020	476,000	497,525
Legg Mason, Inc.:
2.70%, 7/15/2019	150,000	150,717
3.95%, 7/15/2024	260,000	260,970
4.75%, 3/15/2026	150,000	156,124
MasterCard, Inc. 2.00%, 4/1/2019	184,000	185,238
Mastercard, Inc.:
2.00%, 11/21/2021 (a)	550,000	543,092
2.95%, 11/21/2026	550,000	543,895
Nasdaq, Inc.:
3.85%, 6/30/2026	370,000	365,116
4.25%, 6/1/2024	150,000	153,996
5.25%, 1/16/2018	70,000	72,446
5.55%, 1/15/2020	481,000	519,316
National Rural Utilities Cooperative Finance Corp.:
1.65%, 2/8/2019	160,000	159,533
2.00%, 1/27/2020	50,000	49,523
2.15%, 2/1/2019	400,000	402,580
2.30%, 11/15/2019	100,000	100,764
2.30%, 11/1/2020	180,000	178,702
2.35%, 6/15/2020	90,000	89,877
2.70%, 2/15/2023	250,000	247,240
2.85%, 1/27/2025	3,000	2,928
3.05%, 2/15/2022	50,000	50,905
3 month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (d)	100,000	100,393
3 month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (d)	600,000	621,294
5.45%, 2/1/2018	270,000	280,978
10.38%, 11/1/2018	459,000	529,255
Series MTN, 1.50%, 11/1/2019	480,000	475,253
Series MTN, 3.25%, 11/1/2025	200,000	200,942
Nomura Holdings, Inc.:
6.70%, 3/4/2020	826,000	922,964
Series GMTN, 2.75%, 3/19/2019	365,000	368,000
OM Asset Management PLC 4.80%, 7/27/2026	250,000	238,930
Raymond James Financial, Inc. 3.63%, 9/15/2026	250,000	243,340
Stifel Financial Corp.:
3.50%, 12/1/2020	250,000	250,142
4.25%, 7/18/2024	625,000	619,444
Synchrony Financial:
2.60%, 1/15/2019	453,000	454,712
2.70%, 2/3/2020	400,000	398,828
3.00%, 8/15/2019	522,000	527,434
3.70%, 8/4/2026	410,000	394,637
3.75%, 8/15/2021	100,000	102,565
4.25%, 8/15/2024	514,000	522,450
4.50%, 7/23/2025	1,015,000	1,041,644

See accompanying notes to financial statements.

70

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

TD Ameritrade Holding Corp.:
2.95%, 4/1/2022	$816,000	$824,144
5.60%, 12/1/2019	249,000	273,332
Visa, Inc.:
2.20%, 12/14/2020	1,401,000	1,401,070
2.80%, 12/14/2022	1,461,000	1,466,654
3.15%, 12/14/2025	1,287,000	1,293,976
Washington Prime Group L.P. 3.85%, 4/1/2020	50,000	50,184

		68,844,252

ELECTRIC — 4.9%
AEP Transmission Co. LLC 3.10%, 12/1/2026 (c)	250,000	246,220
Alabama Power Co.:
2.80%, 4/1/2025	100,000	97,422
Series 13-A, 3.55%, 12/1/2023	29,000	30,285
Ameren Corp.:
2.70%, 11/15/2020	250,000	251,437
3.65%, 2/15/2026	225,000	225,389
Ameren Illinois Co. 2.70%, 9/1/2022	150,000	150,053
American Electric Power Co., Inc. Series F, 2.95%, 12/15/2022	125,000	125,601
Appalachian Power Co. 3.40%, 6/1/2025	150,000	150,676
Arizona Public Service Co.:
2.20%, 1/15/2020	200,000	199,800
2.55%, 9/15/2026	350,000	329,270
3.15%, 5/15/2025	175,000	175,299
3.35%, 6/15/2024	150,000	152,926
8.75%, 3/1/2019	4,000	4,564
Baltimore Gas & Electric Co.:
2.40%, 8/15/2026	310,000	288,886
2.80%, 8/15/2022	50,000	49,933
3.35%, 7/1/2023	250,000	254,772
Berkshire Hathaway Energy Co.:
2.40%, 2/1/2020	175,000	175,350
3.50%, 2/1/2025	50,000	50,907
3.75%, 11/15/2023	100,000	104,538
5.75%, 4/1/2018	160,000	168,093
Berkshire Hathaway, Inc. 2.75%, 3/15/2023	967,000	963,200
Black Hills Corp.:
2.50%, 1/11/2019	180,000	180,684
3.95%, 1/15/2026	425,000	432,505
4.25%, 11/30/2023	145,000	150,932
CenterPoint Energy Houston Electric LLC:
1.85%, 6/1/2021	15,000	14,643
Series Z, 2.40%, 9/1/2026	475,000	445,422
Cleco Corporate Holdings LLC 3.74%, 5/1/2026 (c)	450,000	443,191
CMS Energy Corp.:
2.95%, 2/15/2027	600,000	568,770
3.00%, 5/15/2026	285,000	273,349
3.60%, 11/15/2025	200,000	202,052
3.88%, 3/1/2024	50,000	51,793
5.05%, 3/15/2022	200,000	219,026
8.75%, 6/15/2019	350,000	403,186

Commonwealth Edison Co.:
2.55%, 6/15/2026	350,000	332,251
3.10%, 11/1/2024	350,000	349,181
3.40%, 9/1/2021	100,000	103,367
4.00%, 8/1/2020	96,000	100,645
5.80%, 3/15/2018	369,000	387,162
Consolidated Edison Co. of New York, Inc.:
3.30%, 12/1/2024	25,000	25,394
4.45%, 6/15/2020	70,000	74,754
6.65%, 4/1/2019	230,000	253,092
7.13%, 12/1/2018	307,000	337,663
Series 08-A, 5.85%, 4/1/2018	280,000	294,076
Series B, 2.90%, 12/1/2026	550,000	536,091
Consolidated Edison, Inc. 2.00%, 5/15/2021	330,000	321,984
Constellation Energy Group, Inc. 5.15%, 12/1/2020	441,000	475,067
Consumers Energy Co.:
2.85%, 5/15/2022	100,000	101,369
3.13%, 8/31/2024	100,000	100,821
3.38%, 8/15/2023	200,000	206,082
5.65%, 9/15/2018	150,000	159,701
5.65%, 4/15/2020	35,000	38,529
6.13%, 3/15/2019	400,000	435,988
Delmarva Power & Light Co. 3.50%, 11/15/2023	283,000	291,063
Dominion Resources, Inc.:
1.90%, 6/15/2018	248,000	247,779
2.50%, 12/1/2019	200,000	201,758
2.96%, 7/1/2019 (b)	125,000	126,434
3.63%, 12/1/2024	490,000	493,327
3.90%, 10/1/2025	702,000	715,921
4.10%, 4/1/2021 (b)	420,000	437,065
4.45%, 3/15/2021	350,000	373,356
5.20%, 8/15/2019	125,000	134,288
6.40%, 6/15/2018	373,000	395,846
Series B, 1.60%, 8/15/2019	680,000	669,304
Series B, 2.75%, 9/15/2022	100,000	98,396
Series C, 2.00%, 8/15/2021	200,000	193,770
Series D, 2.85%, 8/15/2026	300,000	280,929
DTE Electric Co.:
2.65%, 6/15/2022	150,000	150,089
3.45%, 10/1/2020	232,000	241,192
3.65%, 3/15/2024	175,000	181,895
3.90%, 6/1/2021	15,000	15,874
Series G, 5.60%, 6/15/2018	350,000	369,523
DTE Energy Co.:
1.50%, 10/1/2019	350,000	343,798
2.40%, 12/1/2019	100,000	100,397
2.85%, 10/1/2026	575,000	534,664
3.30%, 6/15/2022	100,000	101,644
Duke Energy Carolinas LLC:
2.50%, 3/15/2023	450,000	443,893
2.95%, 12/1/2026	750,000	738,195
3.90%, 6/15/2021	225,000	237,780
5.10%, 4/15/2018	20,000	20,880
5.25%, 1/15/2018	650,000	674,213
Series C, 7.00%, 11/15/2018	27,000	29,547

See accompanying notes to financial statements.

71

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Duke Energy Corp.:
1.80%, 9/1/2021	$720,000	$692,230
2.10%, 6/15/2018	270,000	271,120
2.65%, 9/1/2026	590,000	550,795
3.05%, 8/15/2022	331,000	332,880
3.55%, 9/15/2021	275,000	284,350
3.75%, 4/15/2024	529,000	545,076
3.95%, 10/15/2023	273,000	285,577
5.05%, 9/15/2019	748,000	803,285
6.25%, 6/15/2018	100,000	106,278
Duke Energy Florida LLC:
3.10%, 8/15/2021	210,000	214,599
4.55%, 4/1/2020	100,000	106,773
5.65%, 6/15/2018	330,000	348,747
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	250,000	233,170
Duke Energy Indiana LLC 3.75%, 7/15/2020	300,000	314,166
Duke Energy Ohio, Inc.:
3.80%, 9/1/2023	50,000	52,334
5.45%, 4/1/2019	250,000	268,475
Duke Energy Progress LLC:
2.80%, 5/15/2022	60,000	60,490
3.25%, 8/15/2025	200,000	202,980
5.30%, 1/15/2019	100,000	106,793
Edison International 2.95%, 3/15/2023	350,000	347,812
Emera US Finance L.P.:
2.15%, 6/15/2019 (c)	225,000	224,428
2.70%, 6/15/2021 (c)	250,000	247,535
3.55%, 6/15/2026 (c)	470,000	462,438
Enel Americas SA 4.00%, 10/25/2026	335,000	320,866
Enel Generacion Chile SA 4.25%, 4/15/2024	50,000	50,026
Entergy Arkansas, Inc.:
3.05%, 6/1/2023	100,000	100,059
3.50%, 4/1/2026	320,000	324,595
3.70%, 6/1/2024	450,000	466,375
3.75%, 2/15/2021	200,000	209,196
Entergy Corp.:
2.95%, 9/1/2026	1,003,000	940,443
4.00%, 7/15/2022	150,000	156,729
5.13%, 9/15/2020	300,000	322,368
Entergy Louisiana LLC:
2.40%, 10/1/2026	400,000	372,652
4.05%, 9/1/2023	200,000	209,286
Entergy Mississippi, Inc. 3.10%, 7/1/2023	200,000	196,006
Entergy Texas, Inc. 7.13%, 2/1/2019	450,000	493,807
Eversource Energy:
1.45%, 5/1/2018	100,000	99,594
2.50%, 3/15/2021	200,000	198,242
2.80%, 5/1/2023	150,000	146,400
3.35%, 3/15/2026	250,000	246,292
4.50%, 11/15/2019	415,000	440,572
Series H, 3.15%, 1/15/2025	200,000	196,932

Exelon Corp.:
2.45%, 4/15/2021	400,000	393,620
2.85%, 6/15/2020	463,000	467,037
3.40%, 4/15/2026	300,000	293,325
3.95%, 6/15/2025	839,000	857,810
Exelon Generation Co. LLC:
2.95%, 1/15/2020	400,000	404,244
4.00%, 10/1/2020	185,000	192,184
4.25%, 6/15/2022 (a)	121,000	125,113
5.20%, 10/1/2019	65,000	69,637
FirstEnergy Corp.:
Series A, 2.75%, 3/15/2018	325,000	327,365
Series B, 4.25%, 3/15/2023	625,000	646,970
Florida Power & Light Co.:
2.75%, 6/1/2023	281,000	280,135
3.13%, 12/1/2025	100,000	101,060
3.25%, 6/1/2024	376,000	384,366
Fortis, Inc.:
2.10%, 10/4/2021 (c)	309,000	298,335
3.06%, 10/4/2026 (c)	800,000	747,296
Georgia Power Co.:
1.95%, 12/1/2018	308,000	309,611
2.40%, 4/1/2021	200,000	198,290
2.85%, 5/15/2022	200,000	199,784
3.25%, 4/1/2026	350,000	351,299
4.25%, 12/1/2019	210,000	222,478
Great Plains Energy, Inc.:
4.85%, 6/1/2021	300,000	319,947
5.29%, 6/15/2022 (b)	300,000	322,632
Indiana Michigan Power Co. 7.00%, 3/15/2019	165,000	181,373
Interstate Power & Light Co.:
3.25%, 12/1/2024	150,000	149,811
3.40%, 8/15/2025	150,000	150,355
ITC Holdings Corp.:
3.25%, 6/30/2026	300,000	289,791
3.65%, 6/15/2024	150,000	150,429
Jersey Central Power & Light Co. 7.35%, 2/1/2019	315,000	344,556
Kansas City Power & Light Co.:
3.65%, 8/15/2025	175,000	175,476
Series 09A, 7.15%, 4/1/2019	300,000	332,616
Kentucky Utilities Co. 3.30%, 10/1/2025	200,000	201,652
LG&E and KU Energy LLC:
3.75%, 11/15/2020	300,000	310,692
4.38%, 10/1/2021	50,000	53,069
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	300,000	302,796
Metropolitan Edison Co. 7.70%, 1/15/2019	40,000	43,827
MidAmerican Energy Co.:
2.40%, 3/15/2019	250,000	252,740
3.50%, 10/15/2024	200,000	206,368
3.70%, 9/15/2023	150,000	156,751
5.30%, 3/15/2018	205,000	213,963
Nevada Power Co.:
6.50%, 8/1/2018	32,000	34,368
7.13%, 3/15/2019	725,000	804,692

See accompanying notes to financial statements.

72

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

NextEra Energy Capital Holdings, Inc.:
1.65%, 9/1/2018	$465,000	$463,842
2.30%, 4/1/2019	335,000	336,682
2.40%, 9/15/2019	85,000	85,460
3.63%, 6/15/2023	100,000	101,566
6.00%, 3/1/2019	385,000	415,211
NiSource Finance Corp.:
5.45%, 9/15/2020	211,000	230,686
6.13%, 3/1/2022	426,000	488,852
6.40%, 3/15/2018	251,000	264,293
Northern States Power Co.:
2.20%, 8/15/2020	100,000	99,575
5.25%, 3/1/2018	36,000	37,553
NSTAR Electric Co.:
2.38%, 10/15/2022	150,000	146,559
2.70%, 6/1/2026	150,000	143,340
3.25%, 11/15/2025	125,000	125,100
NV Energy, Inc. 6.25%, 11/15/2020	537,000	606,735
Oglethorpe Power Corp. 6.10%, 3/15/2019 (a)	225,000	243,477
Ohio Power Co.:
6.05%, 5/1/2018	25,000	26,322
Series M, 5.38%, 10/1/2021	450,000	501,777
Oklahoma Gas & Electric Co. 6.35%, 9/1/2018	15,000	16,037
Oncor Electric Delivery Co. LLC:
2.15%, 6/1/2019	196,000	195,445
2.95%, 4/1/2025	100,000	98,755
4.10%, 6/1/2022	150,000	160,102
6.80%, 9/1/2018	127,000	137,163
7.00%, 9/1/2022	589,000	715,982
Pacific Gas & Electric Co.:
2.45%, 8/15/2022	525,000	516,899
2.95%, 3/1/2026	350,000	342,853
3.25%, 6/15/2023	300,000	304,830
3.40%, 8/15/2024	475,000	484,462
3.50%, 10/1/2020	53,000	54,852
3.50%, 6/15/2025	150,000	153,765
3.75%, 2/15/2024	300,000	312,969
8.25%, 10/15/2018	1,158,000	1,285,160
PacifiCorp:
2.95%, 2/1/2022	300,000	304,230
3.35%, 7/1/2025	200,000	203,034
3.60%, 4/1/2024	165,000	171,301
3.85%, 6/15/2021	311,000	328,808
5.50%, 1/15/2019	32,000	34,259
5.65%, 7/15/2018	27,000	28,588
PECO Energy Co.:
2.38%, 9/15/2022	100,000	98,067
3.15%, 10/15/2025	200,000	198,878
5.35%, 3/1/2018	321,000	334,190
Pennsylvania Electric Co. 5.20%, 4/1/2020	100,000	106,742
PG&E Corp. 2.40%, 3/1/2019	225,000	225,994
Portland General Electric Co. 6.10%, 4/15/2019	250,000	272,873

Potomac Electric Power Co. 3.60%, 3/15/2024	50,000	51,450
PPL Capital Funding, Inc.:
1.90%, 6/1/2018	60,000	59,951
3.10%, 5/15/2026	603,000	575,455
3.40%, 6/1/2023	207,000	207,886
3.50%, 12/1/2022	150,000	153,093
3.95%, 3/15/2024	100,000	103,190
4.20%, 6/15/2022	150,000	157,975
PPL Electric Utilities Corp.:
2.50%, 9/1/2022	100,000	98,465
3.00%, 9/15/2021	100,000	102,417
Progress Energy, Inc.:
3.15%, 4/1/2022	240,000	242,150
4.40%, 1/15/2021	125,000	132,286
7.05%, 3/15/2019	206,000	227,405
PSEG Power LLC:
2.45%, 11/15/2018	810,000	816,431
3.00%, 6/15/2021	420,000	420,101
4.30%, 11/15/2023 (a)	50,000	51,633
5.13%, 4/15/2020	130,000	139,429
Public Service Co. of Colorado:
2.25%, 9/15/2022	50,000	49,056
2.90%, 5/15/2025	100,000	98,581
5.13%, 6/1/2019	200,000	214,178
5.80%, 8/1/2018	400,000	425,452
Public Service Co. of New Hampshire 3.50%, 11/1/2023	50,000	51,079
Public Service Co. of New Mexico 3.85%, 8/1/2025	200,000	201,060
Public Service Co. of Oklahoma 4.40%, 2/1/2021	20,000	21,313
Public Service Electric & Gas Co.:
3.00%, 5/15/2025	150,000	149,189
Series I, 1.80%, 6/1/2019	275,000	273,861
Series MTN, 1.90%, 3/15/2021	250,000	244,923
Series MTN, 2.00%, 8/15/2019	150,000	150,375
Series MTN, 2.25%, 9/15/2026	500,000	464,145
Series MTN, 2.38%, 5/15/2023	125,000	121,875
Series MTN, 3.05%, 11/15/2024	315,000	316,096
Puget Energy, Inc.:
3.65%, 5/15/2025	280,000	274,862
5.63%, 7/15/2022	150,000	165,042
6.00%, 9/1/2021	200,000	224,092
6.50%, 12/15/2020	300,000	338,007
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	550,000	523,908
3.00%, 8/15/2021	100,000	102,540
Series NNN, 3.60%, 9/1/2023	225,000	234,410
SCANA Corp.:
4.13%, 2/1/2022	200,000	204,916
Series MTN, 4.75%, 5/15/2021	150,000	156,670
Sierra Pacific Power Co. 2.60%, 5/1/2026	570,000	542,931
South Carolina Electric & Gas Co. 5.25%, 11/1/2018	578,000	613,605
Southern California Edison Co.:
1.85%, 2/1/2022	361,429	357,388
3.88%, 6/1/2021	537,000	567,432

See accompanying notes to financial statements.

73

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

5.50%, 8/15/2018	$350,000	$371,637
Series B, 2.40%, 2/1/2022	115,000	113,667
Series C, 3.50%, 10/1/2023	44,000	45,532
Southern Co.:
1.55%, 7/1/2018	65,000	64,731
1.85%, 7/1/2019	430,000	427,665
2.15%, 9/1/2019	100,000	99,828
2.35%, 7/1/2021	814,000	799,022
2.45%, 9/1/2018	117,000	118,010
2.75%, 6/15/2020	235,000	236,577
2.95%, 7/1/2023	539,000	531,034
3.25%, 7/1/2026	143,000	139,243
Series B, 3 month USD LIBOR + 3.630%, 5.50%, 3/15/2057 (d)	750,000	756,855
Southern Power Co.:
4.15%, 12/1/2025	400,000	413,500
Series 15A, 1.50%, 6/1/2018	372,000	370,177
Series 15B, 2.38%, 6/1/2020	210,000	208,425
Series D, 1.95%, 12/15/2019	750,000	743,062
Series E, 2.50%, 12/15/2021	625,000	610,937
Southwestern Electric Power Co.:
3.55%, 2/15/2022	250,000	257,795
6.45%, 1/15/2019	125,000	135,309
Series F, 5.88%, 3/1/2018	50,000	52,288
Series K, 2.75%, 10/1/2026	425,000	401,268
Tampa Electric Co. 2.60%, 9/15/2022	475,000	457,463
TECO Finance, Inc. 5.15%, 3/15/2020	450,000	478,908
TransAlta Corp.:
4.50%, 11/15/2022	225,000	221,906
6.90%, 5/15/2018	328,000	341,530
Tri-State Generation & Transmission Association, Inc. 3.70%, 11/1/2024	100,000	101,410
Tucson Electric Power Co.:
3.05%, 3/15/2025	150,000	140,657
5.15%, 11/15/2021	625,000	662,525
UIL Holdings Corp. 4.63%, 10/1/2020	200,000	207,470
Union Electric Co.:
3.50%, 4/15/2024	175,000	179,805
6.70%, 2/1/2019	50,000	54,618
Virginia Electric & Power Co.:
1.20%, 1/15/2018	30,000	29,883
2.75%, 3/15/2023	90,000	89,030
2.95%, 1/15/2022	20,000	20,223
3.45%, 2/15/2024	388,000	398,301
5.40%, 4/30/2018	215,000	225,473
Series A, 3.10%, 5/15/2025	375,000	372,788
Series A, 3.15%, 1/15/2026	380,000	376,918
Series B, 2.95%, 11/15/2026	625,000	608,706
WEC Energy Group, Inc.:
1.65%, 6/15/2018	138,000	137,905
2.45%, 6/15/2020	249,000	249,244
3.55%, 6/15/2025	400,000	407,588
Westar Energy, Inc.:
2.55%, 7/1/2026	350,000	328,289
3.25%, 12/1/2025	345,000	343,986
5.10%, 7/15/2020	250,000	271,160

Wisconsin Electric Power Co.:
2.95%, 9/15/2021	125,000	127,375
3.10%, 6/1/2025	241,000	239,513
4.25%, 12/15/2019	150,000	159,282
Wisconsin Power & Light Co.:
2.25%, 11/15/2022	150,000	146,442
5.00%, 7/15/2019	175,000	186,760
Wisconsin Public Service Corp. 1.65%, 12/4/2018	450,000	449,168
Xcel Energy, Inc.:
2.40%, 3/15/2021	131,000	130,062
2.60%, 3/15/2022	550,000	548,284
3.30%, 6/1/2025 (a)	450,000	450,108
3.35%, 12/1/2026	500,000	499,725
4.70%, 5/15/2020	508,000	538,272

		84,583,755

ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Emerson Electric Co.:
2.63%, 12/1/2021	301,000	302,815
2.63%, 2/15/2023	601,000	594,924
3.15%, 6/1/2025 (a)	200,000	202,780
4.88%, 10/15/2019	156,000	168,257
5.00%, 4/15/2019	200,000	213,386
5.25%, 10/15/2018	75,000	79,810
Hubbell, Inc. 3.35%, 3/1/2026	375,000	371,078
Legrand France SA 8.50%, 2/15/2025	775,000	996,092

		2,929,142

ELECTRONICS — 0.8%
Agilent Technologies, Inc.:
3.05%, 9/22/2026	280,000	266,459
3.20%, 10/1/2022	125,000	125,007
3.88%, 7/15/2023	235,000	241,853
5.00%, 7/15/2020	417,000	448,684
Amphenol Corp.:
2.55%, 1/30/2019	127,000	128,303
3.13%, 9/15/2021	420,000	425,204
4.00%, 2/1/2022	157,000	163,712
Arrow Electronics, Inc.:
3.00%, 3/1/2018	100,000	101,030
3.50%, 4/1/2022	55,000	54,496
4.00%, 4/1/2025	100,000	97,731
4.50%, 3/1/2023	100,000	101,810
5.13%, 3/1/2021	150,000	158,814
Avnet, Inc.:
3.75%, 12/1/2021	375,000	377,857
4.63%, 4/15/2026 (a)	750,000	736,785
4.88%, 12/1/2022	250,000	259,338
Corning, Inc.:
1.50%, 5/8/2018	200,000	199,382
2.90%, 5/15/2022	100,000	100,340
3.70%, 11/15/2023	85,000	86,442
4.25%, 8/15/2020	15,000	15,802
Flex, Ltd.:
4.63%, 2/15/2020	225,000	236,250
4.75%, 6/15/2025	250,000	263,023
5.00%, 2/15/2023	315,000	335,847

See accompanying notes to financial statements.

74

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

FLIR Systems, Inc. 3.13%, 6/15/2021	$150,000	$150,202
Fortive Corp.:
1.80%, 6/15/2019 (c)	125,000	123,848
2.35%, 6/15/2021 (c)	350,000	344,375
3.15%, 6/15/2026 (c)	625,000	615,919
Honeywell International, Inc.:
1.40%, 10/30/2019	1,050,000	1,040,539
1.85%, 11/1/2021	500,000	488,560
2.50%, 11/1/2026	775,000	733,855
4.25%, 3/1/2021	500,000	539,800
Jabil Circuit, Inc. 4.70%, 9/15/2022	627,000	637,973
Keysight Technologies, Inc.:
3.30%, 10/30/2019	265,000	268,829
4.55%, 10/30/2024	380,000	378,849
Koninklijke Philips NV:
3.75%, 3/15/2022	529,000	551,689
5.75%, 3/11/2018	767,000	805,588
PerkinElmer, Inc. 5.00%, 11/15/2021	250,000	269,287
Thermo Fisher Scientific, Inc.:
1.85%, 1/15/2018	156,000	156,292
3.15%, 1/15/2023	525,000	523,708
3.30%, 2/15/2022	285,000	288,568
4.15%, 2/1/2024	766,000	795,506
Tyco Electronics Group SA 2.35%, 8/1/2019	176,000	176,357

		13,813,913

ENGINEERING & CONSTRUCTION — 0.1%
ABB Finance USA, Inc. 2.88%, 5/8/2022	587,000	590,804
Fluor Corp.:
3.38%, 9/15/2021	465,000	474,881
3.50%, 12/15/2024	195,000	197,514

		1,263,199

ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
2.90%, 7/1/2026	275,000	262,859
3.20%, 3/15/2025	360,000	356,418
3.55%, 6/1/2022	280,000	290,749
3.80%, 5/15/2018	260,000	267,002
4.75%, 5/15/2023	175,000	190,689
5.00%, 3/1/2020	200,000	215,482
5.25%, 11/15/2021	150,000	166,414
5.50%, 9/15/2019	330,000	358,951
Waste Management, Inc.:
2.40%, 5/15/2023	300,000	291,249
2.90%, 9/15/2022	142,000	142,740
3.13%, 3/1/2025	150,000	150,093
3.50%, 5/15/2024	150,000	154,701
4.60%, 3/1/2021	210,000	226,069
4.75%, 6/30/2020	370,000	398,405
6.10%, 3/15/2018	434,000	456,806

		3,928,627

FOOD — 1.5%
Campbell Soup Co.:
2.50%, 8/2/2022	300,000	294,750
3.30%, 3/19/2025	300,000	300,633
4.25%, 4/15/2021	150,000	159,950
Conagra Brands, Inc.:
3.20%, 1/25/2023	204,000	203,474
3.25%, 9/15/2022	425,000	426,700
Flowers Foods, Inc.:
3.50%, 10/1/2026	475,000	451,782
4.38%, 4/1/2022	200,000	210,542
General Mills, Inc.:
2.20%, 10/21/2019	323,000	324,034
3.15%, 12/15/2021	883,000	900,925
3.65%, 2/15/2024	146,000	151,560
5.65%, 2/15/2019	296,000	317,928
Hershey Co.:
2.30%, 8/15/2026	730,000	679,404
3.20%, 8/21/2025	200,000	201,828
4.13%, 12/1/2020	100,000	107,126
Ingredion, Inc. 3.20%, 10/1/2026	300,000	292,872
JM Smucker Co.:
1.75%, 3/15/2018	409,000	409,605
2.50%, 3/15/2020	435,000	437,101
3.00%, 3/15/2022	50,000	50,421
3.50%, 10/15/2021	300,000	311,082
3.50%, 3/15/2025	625,000	629,712
Kellogg Co.:
2.65%, 12/1/2023	775,000	753,370
3.25%, 5/21/2018	50,000	51,005
3.25%, 4/1/2026	300,000	293,232
4.00%, 12/15/2020	465,000	489,919
4.15%, 11/15/2019	165,000	173,936
Kraft Heinz Foods Co.:
2.00%, 7/2/2018	640,000	640,333
2.80%, 7/2/2020	825,000	830,816
3.00%, 6/1/2026	920,000	863,043
3.50%, 6/6/2022	1,386,000	1,409,008
3.50%, 7/15/2022	601,000	610,063
3.95%, 7/15/2025	1,063,000	1,078,265
5.38%, 2/10/2020	350,000	378,721
6.13%, 8/23/2018	452,000	481,493
Kroger Co.:
2.00%, 1/15/2019	250,000	250,390
2.30%, 1/15/2019	170,000	170,972
2.60%, 2/1/2021	150,000	149,407
2.65%, 10/15/2026	450,000	418,122
2.95%, 11/1/2021	350,000	352,128
3.30%, 1/15/2021	250,000	256,278
3.40%, 4/15/2022	577,000	587,692
3.50%, 2/1/2026 (a)	54,000	54,333
3.85%, 8/1/2023	25,000	25,946
4.00%, 2/1/2024	11,000	11,430
6.15%, 1/15/2020	613,000	677,917
Series GMTN, 1.50%, 9/30/2019	580,000	571,213
McCormick & Co., Inc.:
3.25%, 11/15/2025	200,000	198,664
3.50%, 9/1/2023	207,000	212,260

See accompanying notes to financial statements.

75

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Sysco Corp.:
1.90%, 4/1/2019	$245,000	$244,120
2.50%, 7/15/2021	455,000	451,010
2.60%, 10/1/2020	394,000	395,422
3.30%, 7/15/2026	175,000	171,691
3.75%, 10/1/2025	403,000	407,602
5.25%, 2/12/2018	608,000	631,116
5.38%, 3/17/2019	200,000	213,938
Tyson Foods, Inc.:
2.65%, 8/15/2019	543,000	547,751
3.95%, 8/15/2024	967,000	987,549
4.50%, 6/15/2022	300,000	319,125
Unilever Capital Corp.:
1.38%, 7/28/2021	415,000	398,300
2.00%, 7/28/2026	605,000	553,315
2.20%, 3/6/2019	253,000	255,644
4.25%, 2/10/2021	150,000	161,058
4.80%, 2/15/2019	600,000	638,094
Whole Foods Market, Inc. 5.20%, 12/3/2025	350,000	371,010

		25,598,130

FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA:
4.50%, 8/1/2024 (a)	350,000	355,309
4.75%, 1/11/2022	5,000	5,179
7.25%, 7/29/2019	300,000	331,749
Domtar Corp. 4.40%, 4/1/2022	50,000	51,165
Fibria Overseas Finance, Ltd. 5.25%, 5/12/2024 (a)	200,000	200,250
Georgia-Pacific LLC 8.00%, 1/15/2024	125,000	158,958
International Paper Co.:
3.00%, 2/15/2027	550,000	518,804
3.65%, 6/15/2024	736,000	745,156
4.75%, 2/15/2022	140,000	151,159
7.50%, 8/15/2021	350,000	417,421
7.95%, 6/15/2018	158,000	171,311
9.38%, 5/15/2019	49,000	56,617
Weyerhaeuser Co.:
4.70%, 3/15/2021	300,000	316,839
3.25%, 3/15/2023	31,000	29,847

		3,509,764

GAS — 0.4%
Atmos Energy Corp. 8.50%, 3/15/2019	150,000	170,094
CenterPoint Energy Resources Corp.:
4.50%, 1/15/2021	490,000	513,442
Series MTN, 6.00%, 5/15/2018	50,000	52,567
Dominion Gas Holdings LLC:
2.50%, 12/15/2019	150,000	151,495
2.80%, 11/15/2020	470,000	473,619
3.60%, 12/15/2024	475,000	479,707
National Fuel Gas Co.:
3.75%, 3/1/2023	227,000	221,593
4.90%, 12/1/2021	400,000	422,096
5.20%, 7/15/2025	300,000	306,978

ONE Gas, Inc. 2.07%, 2/1/2019	220,000	220,240
Sempra Energy:
1.63%, 10/7/2019	855,000	843,304
2.40%, 3/15/2020	205,000	204,342
2.85%, 11/15/2020	155,000	155,504
2.88%, 10/1/2022	57,000	56,432
3.55%, 6/15/2024	25,000	25,245
3.75%, 11/15/2025	100,000	101,301
4.05%, 12/1/2023	83,000	86,507
6.15%, 6/15/2018	220,000	232,362
9.80%, 2/15/2019	375,000	433,984
Southern California Gas Co.:
1.55%, 6/15/2018	100,000	100,025
2.60%, 6/15/2026	350,000	336,052
3.15%, 9/15/2024	248,000	251,467
3.20%, 6/15/2025	150,000	152,016
Series HH, 5.45%, 4/15/2018	150,000	156,582
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	350,000	335,125
3.25%, 6/15/2026	375,000	366,922
3.50%, 9/15/2021	15,000	15,417
3.88%, 11/15/2025	200,000	205,390

		7,069,808

HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc. 2.65%, 11/1/2019	292,000	289,907
Snap-on, Inc. 4.25%, 1/15/2018	15,000	15,414
Stanley Black & Decker, Inc.:
1.62%, 11/17/2018	700,000	695,639
2.45%, 11/17/2018	268,000	271,146
2.90%, 11/1/2022	178,000	178,621
3.40%, 12/1/2021	300,000	309,378

		1,760,105

HEALTH CARE PRODUCTS — 1.8%
Abbott Laboratories:
2.35%, 11/22/2019	1,355,000	1,356,572
2.90%, 11/30/2021	1,400,000	1,395,002
3.40%, 11/30/2023	800,000	794,416
3.75%, 11/30/2026	1,900,000	1,889,797
Baxter International, Inc.:
1.70%, 8/15/2021	350,000	336,133
2.60%, 8/15/2026	300,000	276,786
Becton Dickinson and Co.:
2.68%, 12/15/2019	540,000	547,360
3.13%, 11/8/2021	350,000	358,789
3.25%, 11/12/2020	281,000	288,691
3.30%, 3/1/2023	100,000	100,403
3.73%, 12/15/2024	462,000	472,326
Boston Scientific Corp.:
2.65%, 10/1/2018	80,000	80,941
2.85%, 5/15/2020	100,000	100,794
3.38%, 5/15/2022	487,000	494,329
3.85%, 5/15/2025	375,000	376,380
4.13%, 10/1/2023	425,000	439,969
6.00%, 1/15/2020	478,000	524,462

See accompanying notes to financial statements.

76

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Covidien International Finance SA:
2.95%, 6/15/2023	$14,000	$13,914
3.20%, 6/15/2022	317,000	322,912
4.20%, 6/15/2020	465,000	493,588
CR Bard, Inc.:
1.38%, 1/15/2018	470,000	468,252
3.00%, 5/15/2026	375,000	357,941
4.40%, 1/15/2021	15,000	16,027
Danaher Corp.:
1.65%, 9/15/2018	278,000	278,153
2.40%, 9/15/2020	530,000	531,770
3.35%, 9/15/2025	155,000	159,125
Edwards Lifesciences Corp. 2.88%, 10/15/2018	270,000	274,001
Life Technologies Corp.:
5.00%, 1/15/2021	330,000	352,334
6.00%, 3/1/2020	435,000	475,794
Medtronic, Inc.:
1.38%, 4/1/2018	440,000	439,168
1.50%, 3/15/2018	275,000	275,005
2.50%, 3/15/2020	1,961,000	1,977,688
2.75%, 4/1/2023	244,000	242,063
3.13%, 3/15/2022	480,000	488,962
3.15%, 3/15/2022	1,370,000	1,400,140
3.50%, 3/15/2025	1,894,000	1,946,994
3.63%, 3/15/2024	220,000	228,833
4.13%, 3/15/2021	350,000	370,892
4.45%, 3/15/2020	385,000	410,522
5.60%, 3/15/2019	450,000	484,862
St Jude Medical, Inc.:
2.00%, 9/15/2018	215,000	215,290
2.80%, 9/15/2020	250,000	250,323
3.25%, 4/15/2023	276,000	273,869
3.88%, 9/15/2025	325,000	326,960
Stryker Corp.:
1.30%, 4/1/2018	370,000	368,524
2.00%, 3/8/2019	510,000	510,388
2.63%, 3/15/2021	350,000	350,437
3.38%, 5/15/2024	160,000	160,950
3.38%, 11/1/2025	150,000	149,142
3.50%, 3/15/2026 (a)	625,000	629,500
4.38%, 1/15/2020	120,000	127,014
Thermo Fisher Scientific, Inc.:
2.15%, 12/14/2018	61,000	61,273
2.40%, 2/1/2019	364,000	366,650
2.95%, 9/19/2026	200,000	188,862
3.00%, 4/15/2023	599,000	589,188
3.60%, 8/15/2021	584,000	603,079
3.65%, 12/15/2025	150,000	149,919
4.50%, 3/1/2021	800,000	854,440
4.70%, 5/1/2020	300,000	319,914
Zimmer Biomet Holdings, Inc.:
2.00%, 4/1/2018	570,000	570,667
2.70%, 4/1/2020	557,000	557,033
3.15%, 4/1/2022	359,000	357,729
3.38%, 11/30/2021	225,000	226,818
3.55%, 4/1/2025	1,460,000	1,423,500

		31,473,559

HEALTH CARE SERVICES — 1.4%
Aetna, Inc.:
1.70%, 6/7/2018	465,000	464,549
1.90%, 6/7/2019	585,000	583,514
2.20%, 3/15/2019	300,000	300,984
2.40%, 6/15/2021	1,960,000	1,949,181
2.75%, 11/15/2022	239,000	235,021
2.80%, 6/15/2023	924,000	909,327
3.20%, 6/15/2026	1,005,000	993,553
3.50%, 11/15/2024	200,000	202,718
3.95%, 9/1/2020	318,000	333,105
Anthem, Inc.:
2.25%, 8/15/2019	400,000	399,256
2.30%, 7/15/2018	38,000	38,231
3.13%, 5/15/2022	711,000	708,846
3.30%, 1/15/2023	346,000	345,401
3.50%, 8/15/2024	749,000	746,281
3.70%, 8/15/2021	125,000	129,073
4.35%, 8/15/2020	383,000	403,820
7.00%, 2/15/2019	172,000	188,424
Cigna Corp.:
3.25%, 4/15/2025	535,000	521,486
4.00%, 2/15/2022	346,000	360,452
4.38%, 12/15/2020	15,000	15,867
4.50%, 3/15/2021	300,000	318,486
5.13%, 6/15/2020	200,000	215,496
Coventry Health Care, Inc. 5.45%, 6/15/2021	441,000	487,693
Dignity Health 2.64%, 11/1/2019	75,000	75,289
Howard Hughes Medical Institute 3.50%, 9/1/2023	401,000	417,870
Humana, Inc.:
3.15%, 12/1/2022	21,000	20,948
3.85%, 10/1/2024	465,000	475,044
7.20%, 6/15/2018	537,000	577,125
Kaiser Foundation Hospitals 3.50%, 4/1/2022	100,000	103,010
Laboratory Corp. of America Holdings:
2.50%, 11/1/2018	150,000	151,405
2.63%, 2/1/2020	415,000	415,805
3.20%, 2/1/2022	243,000	244,351
3.60%, 2/1/2025	575,000	571,556
3.75%, 8/23/2022	208,000	213,150
4.63%, 11/15/2020	52,000	55,330
Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	300,000	282,708
Quest Diagnostics, Inc.:
2.50%, 3/30/2020	300,000	299,025
2.70%, 4/1/2019	200,000	202,030
3.45%, 6/1/2026	275,000	270,413
3.50%, 3/30/2025	405,000	400,752
4.70%, 4/1/2021 (a)	250,000	267,890
4.75%, 1/30/2020	245,000	261,072
UnitedHealth Group, Inc.:
1.63%, 3/15/2019	400,000	398,224
1.70%, 2/15/2019	405,000	403,813
1.90%, 7/16/2018	620,000	622,145

See accompanying notes to financial statements.

77

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

2.13%, 3/15/2021	$339,000	$334,335
2.30%, 12/15/2019	100,000	100,647
2.70%, 7/15/2020	612,000	620,984
2.75%, 2/15/2023	203,000	201,451
2.88%, 12/15/2021	200,000	202,738
2.88%, 3/15/2022	480,000	485,482
2.88%, 3/15/2023	512,000	511,713
3.10%, 3/15/2026	100,000	98,586
3.35%, 7/15/2022	500,000	514,850
3.38%, 11/15/2021	250,000	258,933
3.45%, 1/15/2027	1,400,000	1,423,674
3.75%, 7/15/2025	949,000	984,474
3.88%, 10/15/2020	250,000	263,020
4.70%, 2/15/2021	300,000	324,702
6.00%, 2/15/2018	504,000	528,378

		24,433,686

HOLDING COMPANIES-DIVERS — 0.1%
Leucadia National Corp. 5.50%, 10/18/2023	550,000	577,500
MUFG Americas Holdings Corp.:
1.63%, 2/9/2018	225,000	224,154
2.25%, 2/10/2020	338,000	334,627
3.00%, 2/10/2025	100,000	96,006
3.50%, 6/18/2022	100,000	101,822

		1,334,109

HOME BUILDERS — 0.1%
DR Horton, Inc.:
3.63%, 2/15/2018	50,000	50,406
3.75%, 3/1/2019	485,000	494,397
4.00%, 2/15/2020	505,000	518,887
NVR, Inc. 3.95%, 9/15/2022	277,000	282,158

		1,345,848

HOME FURNISHINGS — 0.1%
Harman International Industries, Inc. 4.15%, 5/15/2025	150,000	154,846
Leggett & Platt, Inc. 3.40%, 8/15/2022	100,000	99,940
Whirlpool Corp.:
3.70%, 5/1/2025	250,000	252,290
4.00%, 3/1/2024	250,000	259,275
Series MTN, 3.70%, 3/1/2023 (a)	300,000	304,695
Series MTN, 4.85%, 6/15/2021	50,000	54,312

		1,125,358

HOUSEHOLD PRODUCTS — 0.3%
Colgate-Palmolive Co.:
2.10%, 5/1/2023	300,000	289,275
Series MTN, 0.90%, 5/1/2018	113,000	112,381
Series MTN, 1.50%, 11/1/2018	100,000	100,131
Series MTN, 1.75%, 3/15/2019	462,000	463,312
Series MTN, 1.95%, 2/1/2023	246,000	236,150
Series MTN, 2.30%, 5/3/2022	305,000	303,219
Series MTN, 2.45%, 11/15/2021	15,000	15,047
Series MTN, 2.95%, 11/1/2020	375,000	385,072
Estee Lauder Cos., Inc. 1.70%, 5/10/2021	300,000	292,029

Procter & Gamble Co.:
1.60%, 11/15/2018	113,000	113,414
1.70%, 11/3/2021	650,000	637,884
1.85%, 2/2/2021	250,000	247,682
1.90%, 11/1/2019	410,000	412,480
2.30%, 2/6/2022	680,000	679,266
2.45%, 11/3/2026 (a)	500,000	478,855
2.70%, 2/2/2026	500,000	490,305
3.10%, 8/15/2023	490,000	502,265

		5,758,767

HOUSEHOLD PRODUCTS & WARES — 0.1%
Avery Dennison Corp. 3.35%, 4/15/2023	100,000	97,630
Clorox Co.:
3.05%, 9/15/2022	9,000	9,110
3.50%, 12/15/2024	125,000	126,829
3.80%, 11/15/2021	250,000	262,173
Kimberly-Clark Corp.:
1.40%, 2/15/2019	405,000	402,546
1.85%, 3/1/2020	100,000	99,475
1.90%, 5/22/2019	246,000	246,824
2.15%, 8/15/2020	50,000	49,979
2.65%, 3/1/2025	150,000	145,834
2.75%, 2/15/2026	50,000	48,716
3.05%, 8/15/2025	50,000	49,920
3.63%, 8/1/2020	95,000	99,500
3.88%, 3/1/2021	174,000	184,835
7.50%, 11/1/2018	404,000	446,182

		2,269,553

HOUSEWARES — 0.3%
Newell Brands, Inc.:
2.15%, 10/15/2018	50,000	50,228
2.60%, 3/29/2019	590,000	596,490
2.88%, 12/1/2019	100,000	101,407
3.15%, 4/1/2021	628,000	639,681
3.85%, 4/1/2023	875,000	905,135
3.90%, 11/1/2025	150,000	151,935
4.00%, 6/15/2022	225,000	233,678
4.00%, 12/1/2024	103,000	105,323
4.20%, 4/1/2026	1,198,000	1,249,718
6.25%, 4/15/2018	150,000	157,930
Tupperware Brands Corp. 4.75%, 6/1/2021	350,000	373,894

		4,565,419

INSURANCE — 2.9%
ACE INA Holdings, Inc.:
2.30%, 11/3/2020	572,000	571,005
2.88%, 11/3/2022	816,000	819,207
AEGON Funding Co. LLC 5.75%, 12/15/2020	113,000	124,834
Aflac, Inc.:
2.40%, 3/16/2020	278,000	278,948
3.25%, 3/17/2025	100,000	99,138
3.63%, 6/15/2023	550,000	567,743
3.63%, 11/15/2024	262,000	268,437
Alleghany Corp. 4.95%, 6/27/2022	100,000	107,722

See accompanying notes to financial statements.

78

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Allied World Assurance Co. Holdings, Ltd.:
4.35%, 10/29/2025	$200,000	$199,346
5.50%, 11/15/2020	450,000	489,082
Allstate Corp.:
3.15%, 6/15/2023	41,000	41,520
3.28%, 12/15/2026	1,000,000	1,004,280
3 month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (d)	350,000	362,397
American Financial Group, Inc. 3.50%, 8/15/2026	400,000	383,536
American International Group, Inc.:
2.30%, 7/16/2019	666,000	668,897
3.30%, 3/1/2021	725,000	741,798
3.38%, 8/15/2020	300,000	308,541
3.75%, 7/10/2025	560,000	563,203
3.90%, 4/1/2026	750,000	762,015
4.13%, 2/15/2024	133,000	138,095
4.88%, 6/1/2022	690,000	753,245
6.40%, 12/15/2020	445,000	505,498
Series MTN, 5.85%, 1/16/2018	850,000	885,785
Aon Corp. 5.00%, 9/30/2020	307,000	330,080
Aon PLC:
2.80%, 3/15/2021	260,000	260,049
3.50%, 6/14/2024	450,000	450,981
3.88%, 12/15/2025	450,000	458,649
Arch Capital Finance LLC 4.01%, 12/15/2026	700,000	711,256
Assurant, Inc. 4.00%, 3/15/2023	100,000	100,368
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024	125,000	131,941
Axis Specialty Finance LLC 5.88%, 6/1/2020	100,000	108,527
Berkshire Hathaway Finance Corp.:
1.30%, 5/15/2018	473,000	471,993
1.30%, 8/15/2019	804,000	793,741
1.45%, 3/7/2018	474,000	474,194
1.70%, 3/15/2019	825,000	823,795
2.00%, 8/15/2018	81,000	81,650
2.90%, 10/15/2020	300,000	308,193
3.00%, 5/15/2022	342,000	348,307
4.25%, 1/15/2021	400,000	428,692
5.40%, 5/15/2018	593,000	623,243
Berkshire Hathaway, Inc.:
1.15%, 8/15/2018	525,000	522,044
1.55%, 2/9/2018	291,000	291,498
2.10%, 8/14/2019	300,000	302,526
2.20%, 3/15/2021	355,000	353,747
3.00%, 2/11/2023	317,000	319,904
3.13%, 3/15/2026	1,225,000	1,216,229
3.40%, 1/31/2022	190,000	197,872
3.75%, 8/15/2021 (a)	80,000	84,639
Brown & Brown, Inc. 4.20%, 9/15/2024	100,000	99,325
Chubb Corp. 5.75%, 5/15/2018	128,000	135,003

Chubb INA Holdings, Inc.:
2.70%, 3/13/2023	50,000	49,482
3.15%, 3/15/2025	432,000	430,574
3.35%, 5/15/2024	221,000	224,896
3.35%, 5/3/2026	1,017,000	1,029,194
5.90%, 6/15/2019	378,000	412,859
CNA Financial Corp.:
4.50%, 3/1/2026	750,000	785,152
5.88%, 8/15/2020	162,000	178,164
Fidelity National Financial, Inc. 5.50%, 9/1/2022	1,230,000	1,299,163
First American Financial Corp. 4.30%, 2/1/2023	100,000	97,294
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	675,000	676,715
Hartford Financial Services Group, Inc.:
5.13%, 4/15/2022	496,000	548,135
5.50%, 3/30/2020	250,000	272,377
6.30%, 3/15/2018	349,000	366,118
3 month USD LIBOR + 4.60%, 8.13%, 6/15/2068 (d)	100,000	106,889
Series MTN, 6.00%, 1/15/2019	300,000	320,112
Horace Mann Educators Corp. 4.50%, 12/1/2025	150,000	148,371
Infinity Property & Casualty Corp. 5.00%, 9/19/2022	100,000	101,472
Kemper Corp. 4.35%, 2/15/2025	400,000	396,860
Lincoln National Corp.:
3.63%, 12/12/2026	1,000,000	999,210
4.00%, 9/1/2023	40,000	41,554
4.20%, 3/15/2022	70,000	73,784
4.85%, 6/24/2021	150,000	162,000
6.25%, 2/15/2020	5,000	5,498
8.75%, 7/1/2019	253,000	291,618
Loews Corp.:
2.63%, 5/15/2023	299,000	290,266
3.75%, 4/1/2026	250,000	254,305
Manulife Financial Corp.:
4.15%, 3/4/2026	665,000	692,538
4.90%, 9/17/2020	56,000	60,003
Markel Corp. 3.63%, 3/30/2023	150,000	150,342
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/2019	220,000	220,917
2.35%, 3/6/2020	202,000	200,740
3.30%, 3/14/2023	1,050,000	1,063,199
3.50%, 6/3/2024	75,000	76,232
3.50%, 3/10/2025	24,000	24,201
3.75%, 3/14/2026	75,000	76,625
4.80%, 7/15/2021	55,000	59,686
Series MTN, 2.55%, 10/15/2018	75,000	75,622
MetLife, Inc.:
3.00%, 3/1/2025	102,000	99,724
3.05%, 12/15/2022	250,000	251,563
3.60%, 4/10/2024	511,000	524,296
3.60%, 11/13/2025	400,000	407,272
4.75%, 2/8/2021	200,000	217,240
7.72%, 2/15/2019	205,000	229,042

See accompanying notes to financial statements.

79

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series A, 6.82%, 8/15/2018	$490,000	$528,186
Series D, 4.37%, 9/15/2023	904,000	970,670
Montpelier Re Holdings, Ltd. 4.70%, 10/15/2022	100,000	100,377
Old Republic International Corp.:
3.88%, 8/26/2026	910,000	869,478
4.88%, 10/1/2024	200,000	207,684
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	100,000	98,982
PartnerRe Finance B LLC 5.50%, 6/1/2020	100,000	108,248
Primerica, Inc. 4.75%, 7/15/2022	100,000	106,978
Principal Financial Group, Inc.:
3.10%, 11/15/2026	400,000	384,416
3.30%, 9/15/2022	150,000	151,602
3.40%, 5/15/2025	350,000	347,757
3 month USD LIBOR + 3.04%, 4.70%, 5/15/2055 (d)	150,000	146,706
ProAssurance Corp. 5.30%, 11/15/2023	100,000	108,195
Progressive Corp. 3.75%, 8/23/2021	150,000	158,273
Prudential Financial, Inc.:
3 month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (d)	177,000	175,126
3 month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (d)	1,000,000	1,022,030
3 month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (d)	500,000	517,655
3 month USD LIBOR + 4.18%, 5.88%, 9/15/2042 (d)	525,000	550,541
Series D, 7.38%, 6/15/2019	651,000	731,809
Series MTN, 2.30%, 8/15/2018	163,000	164,345
Series MTN, 2.35%, 8/15/2019	200,000	201,466
Series MTN, 3.50%, 5/15/2024	703,000	718,375
Series MTN, 4.50%, 11/15/2020	100,000	106,792
Series MTN, 4.50%, 11/16/2021	50,000	53,995
Series MTN, 5.38%, 6/21/2020	47,000	51,338
Reinsurance Group of America, Inc.:
3.95%, 9/15/2026	200,000	198,230
6.45%, 11/15/2019	265,000	293,360
RenaissanceRe Finance, Inc. 3.70%, 4/1/2025	50,000	48,277
StanCorp Financial Group, Inc. 5.00%, 8/15/2022	250,000	262,097
Swiss Re Solutions Holding Corp. 7.00%, 2/15/2026	121,000	146,405
Symetra Financial Corp. 4.25%, 7/15/2024	100,000	97,478
Torchmark Corp. 3.80%, 9/15/2022	75,000	76,556
Travelers Cos., Inc.:
3.90%, 11/1/2020	150,000	158,370
5.80%, 5/15/2018	494,000	520,967
Trinity Acquisition PLC:
3.50%, 9/15/2021	450,000	453,622
4.40%, 3/15/2026	350,000	353,829
4.63%, 8/15/2023	150,000	155,175

Unum Group:
3.00%, 5/15/2021	430,000	428,611
3.88%, 11/5/2025 (a)	250,000	243,625
4.00%, 3/15/2024	150,000	149,840
5.63%, 9/15/2020	22,000	23,876
Voya Financial, Inc.:
2.90%, 2/15/2018	319,000	322,589
3.65%, 6/15/2026	550,000	538,318
5.50%, 7/15/2022	5,000	5,448
WR Berkley Corp.:
4.63%, 3/15/2022	150,000	159,554
5.38%, 9/15/2020	10,000	10,762
7.38%, 9/15/2019	150,000	167,490
XLIT, Ltd.:
2.30%, 12/15/2018	210,000	211,002
4.45%, 3/31/2025	300,000	295,653
5.75%, 10/1/2021	400,000	442,448

		49,408,628

INTERNET — 0.9%
Alibaba Group Holding, Ltd.:
2.50%, 11/28/2019	1,130,000	1,134,543
3.13%, 11/28/2021	600,000	601,056
3.60%, 11/28/2024	1,183,000	1,173,051
Alphabet, Inc.:
2.00%, 8/15/2026	1,000,000	916,280
3.38%, 2/25/2024	591,000	613,428
3.63%, 5/19/2021	325,000	344,971
Amazon.com, Inc.:
2.50%, 11/29/2022	600,000	592,362
2.60%, 12/5/2019	592,000	603,402
3.30%, 12/5/2021	626,000	648,035
3.80%, 12/5/2024	1,011,000	1,060,317
Baidu, Inc.:
2.75%, 6/9/2019	950,000	958,541
3.00%, 6/30/2020	250,000	250,752
3.25%, 8/6/2018	475,000	481,907
3.50%, 11/28/2022	156,000	156,239
4.13%, 6/30/2025 (a)	200,000	202,846
eBay, Inc.:
2.20%, 8/1/2019	650,000	649,577
2.50%, 3/9/2018	585,000	590,136
2.60%, 7/15/2022	500,000	484,390
2.88%, 8/1/2021	385,000	385,139
3.25%, 10/15/2020 (a)	150,000	153,412
3.45%, 8/1/2024 (a)	530,000	521,239
3.80%, 3/9/2022	250,000	257,955
Expedia, Inc.:
4.50%, 8/15/2024	150,000	152,139
5.00%, 2/15/2026	243,000	252,207
5.95%, 8/15/2020	294,000	320,798
7.46%, 8/15/2018	142,000	153,296
JD.com, Inc.:
3.13%, 4/29/2021	500,000	493,975
3.88%, 4/29/2026	350,000	335,230
Priceline Group, Inc.:
3.60%, 6/1/2026	530,000	523,380
3.65%, 3/15/2025	425,000	423,364
Symantec Corp.:
3.95%, 6/15/2022	155,000	153,072

See accompanying notes to financial statements.

80

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

4.20%, 9/15/2020	$475,000	$486,861

		16,073,900

INVESTMENT COMPANY SECURITY — 0.2%
Apollo Investment Corp. 5.25%, 3/3/2025	100,000	95,988
Ares Capital Corp.:
3.63%, 1/19/2022	500,000	484,505
3.88%, 1/15/2020	5,000	5,057
4.88%, 11/30/2018	625,000	649,213
FS Investment Corp.:
4.00%, 7/15/2019	250,000	250,117
4.25%, 1/15/2020	450,000	452,169
4.75%, 5/15/2022	100,000	101,167
PennantPark Investment Corp. 4.50%, 10/1/2019	650,000	651,190
Prospect Capital Corp.:
5.00%, 7/15/2019	629,000	637,630
5.88%, 3/15/2023	315,000	318,544

		3,645,580

IRON/STEEL — 0.3%
Nucor Corp.:
4.00%, 8/1/2023	325,000	340,561
4.13%, 9/15/2022 (a)	164,000	174,450
5.85%, 6/1/2018	345,000	363,582
Reliance Steel & Aluminum Co. 4.50%, 4/15/2023	205,000	208,559
Vale Overseas, Ltd.:
4.38%, 1/11/2022	1,000,000	985,000
5.63%, 9/15/2019	1,460,000	1,542,125
5.88%, 6/10/2021 (a)	250,000	262,187
6.25%, 8/10/2026 (a)	500,000	521,250

		4,397,714

IT SERVICES — 2.8%
Apple, Inc.:
1.00%, 5/3/2018	2,482,000	2,471,948
1.10%, 8/2/2019	750,000	738,465
1.30%, 2/23/2018	800,000	800,416
1.55%, 2/7/2020	570,000	563,456
1.55%, 8/4/2021	675,000	651,881
1.70%, 2/22/2019	525,000	525,908
2.00%, 5/6/2020	541,000	541,130
2.10%, 5/6/2019	1,560,000	1,574,976
2.15%, 2/9/2022	392,000	384,756
2.25%, 2/23/2021	1,515,000	1,513,500
2.40%, 5/3/2023	2,530,000	2,466,927
2.45%, 8/4/2026	800,000	751,024
2.50%, 2/9/2025	640,000	614,163
2.70%, 5/13/2022	653,000	656,095
2.85%, 5/6/2021	1,553,000	1,587,275
2.85%, 2/23/2023	920,000	923,312
3.20%, 5/13/2025	698,000	703,305
3.25%, 2/23/2026	1,627,000	1,630,612
3.45%, 5/6/2024	1,415,000	1,458,214
Cadence Design Systems, Inc. 4.38%, 10/15/2024	275,000	275,344
Computer Sciences Corp. 4.45%, 9/15/2022	310,000	320,531

Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48%, 6/1/2019 (c)	1,710,000	1,744,491
4.42%, 6/15/2021 (c)	2,200,000	2,270,377
5.45%, 6/15/2023 (c)	1,910,000	2,026,777
6.02%, 6/15/2026 (c)	2,223,000	2,409,065
Hewlett Packard Enterprise Co.:
2.85%, 10/5/2018	1,796,000	1,813,960
3.60%, 10/15/2020	1,111,000	1,134,058
4.40%, 10/15/2022 (a)	720,000	753,214
4.90%, 10/15/2025 (a)	1,217,000	1,252,390
HP, Inc.:
3.75%, 12/1/2020	425,000	440,032
4.05%, 9/15/2022	447,000	462,444
4.30%, 6/1/2021	600,000	628,860
4.38%, 9/15/2021	550,000	578,518
4.65%, 12/9/2021 (a)	819,000	873,799
International Business Machines Corp.:
1.13%, 2/6/2018	900,000	897,921
1.25%, 2/8/2018	100,000	99,889
1.63%, 5/15/2020	378,000	372,341
1.80%, 5/17/2019	500,000	500,540
1.88%, 5/15/2019	473,000	474,026
1.88%, 8/1/2022	821,000	785,500
1.95%, 2/12/2019 (a)	200,000	201,040
2.25%, 2/19/2021	400,000	399,304
2.88%, 11/9/2022	549,000	552,179
2.90%, 11/1/2021	450,000	458,892
3.38%, 8/1/2023	750,000	771,502
3.45%, 2/19/2026 (a)	650,000	663,436
3.63%, 2/12/2024	1,032,000	1,073,115
7.63%, 10/15/2018	1,003,000	1,106,289
8.38%, 11/1/2019	700,000	822,283
NetApp, Inc.:
3.25%, 12/15/2022	200,000	197,466
3.38%, 6/15/2021 (a)	100,000	101,132
Seagate HDD Cayman:
3.75%, 11/15/2018 (a)	625,000	640,863
4.75%, 6/1/2023 (a)	386,000	383,313
4.75%, 1/1/2025	325,000	308,139

		48,350,393

LEISURE TIME — 0.1%
Carnival Corp. 3.95%, 10/15/2020	475,000	499,424
Harley-Davidson, Inc. 3.50%, 7/28/2025	275,000	275,303

		774,727

LODGING — 0.2%
Hyatt Hotels Corp.:
3.38%, 7/15/2023	125,000	122,968
4.85%, 3/15/2026	200,000	210,454
Marriott International, Inc.:
2.30%, 1/15/2022	475,000	461,083
2.88%, 3/1/2021	190,000	190,519
3.00%, 3/1/2019	217,000	220,500
3.13%, 2/15/2023	15,000	14,643
3.38%, 10/15/2020	242,000	248,190
3.75%, 3/15/2025	200,000	199,134

See accompanying notes to financial statements.

81

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

3.75%, 10/1/2025	$50,000	$49,948
6.75%, 5/15/2018	285,000	303,291
Series N, 3.13%, 10/15/2021	100,000	100,766
Series R, 3.13%, 6/15/2026	475,000	450,879
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	100,000	100,449
3.90%, 3/1/2023	405,000	404,101
4.25%, 3/1/2022	80,000	82,399
5.10%, 10/1/2025 (a)	235,000	245,479
5.63%, 3/1/2021	300,000	326,343

		3,731,146

MACHINERY, CONSTRUCTION & MINING — 0.4%
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	403,000	386,981
1.93%, 10/1/2021 (c)	371,000	357,295
2.40%, 8/9/2026	450,000	422,046
Series GMTN, 1.50%, 2/23/2018	490,000	489,794
Series GMTN, 1.70%, 6/16/2018	286,000	286,083
Series MTN, 1.30%, 3/1/2018	927,000	923,820
Series MTN, 1.35%, 5/18/2019	300,000	295,731
Series MTN, 1.80%, 11/13/2018	274,000	274,277
Series MTN, 2.00%, 3/5/2020	245,000	242,592
Series MTN, 2.10%, 6/9/2019	789,000	790,649
Series MTN, 2.25%, 12/1/2019	82,000	82,301
Series MTN, 2.85%, 6/1/2022	112,000	112,152
Series MTN, 3.30%, 6/9/2024 (a)	200,000	202,470
Series MTN, 3.75%, 11/24/2023	160,000	167,902
Series MTN, 7.15%, 2/15/2019	800,000	884,840
Caterpillar, Inc.:
2.60%, 6/26/2022	182,000	180,793
3.40%, 5/15/2024 (a)	490,000	503,544
3.90%, 5/27/2021	536,000	564,564
7.90%, 12/15/2018	350,000	390,565

		7,558,399

MACHINERY-DIVERSIFIED — 0.7%
Cummins, Inc. 3.65%, 10/1/2023	352,000	363,831
Deere & Co.:
2.60%, 6/8/2022	376,000	373,473
4.38%, 10/16/2019	282,000	300,028
Flowserve Corp. 3.50%, 9/15/2022	479,000	480,183
John Deere Capital Corp.:
1.30%, 3/12/2018	425,000	423,806
1.70%, 1/15/2020	186,000	183,238
2.25%, 4/17/2019	166,000	167,446
2.55%, 1/8/2021	400,000	401,276
2.65%, 6/10/2026	350,000	336,462
2.80%, 1/27/2023	110,000	109,764
Series 0014, 2.45%, 9/11/2020	150,000	150,486
Series MTN, 1.25%, 10/9/2019	400,000	392,568
Series MTN, 1.35%, 1/16/2018 (a)	677,000	676,100
Series MTN, 1.60%, 7/13/2018	513,000	512,738
Series MTN, 1.75%, 8/10/2018	100,000	100,141
Series MTN, 1.95%, 12/13/2018	372,000	373,823
Series MTN, 1.95%, 1/8/2019	241,000	241,844
Series MTN, 1.95%, 3/4/2019	100,000	100,203
Series MTN, 2.05%, 3/10/2020	226,000	224,063

Series MTN, 2.30%, 9/16/2019	459,000	463,296
Series MTN, 2.38%, 7/14/2020	150,000	150,095
Series MTN, 2.75%, 3/15/2022	160,000	160,371
Series MTN, 2.80%, 3/4/2021	200,000	202,178
Series MTN, 2.80%, 3/6/2023	863,000	860,118
Series MTN, 3.15%, 10/15/2021	100,000	102,443
Series MTN, 3.40%, 9/11/2025	250,000	256,947
Series MTN, 3.90%, 7/12/2021 (a)	150,000	158,576
Series MTN, 5.35%, 4/3/2018	140,000	146,546
Series MTN, 5.75%, 9/10/2018	188,000	200,577
Rockwell Automation, Inc.:
2.05%, 3/1/2020	320,000	318,566
2.88%, 3/1/2025	25,000	24,474
Roper Technologies, Inc.:
2.05%, 10/1/2018	346,000	346,823
2.80%, 12/15/2021	675,000	676,066
3.00%, 12/15/2020	300,000	303,660
3.13%, 11/15/2022	503,000	501,763
3.80%, 12/15/2026	285,000	287,739
3.85%, 12/15/2025	75,000	75,804
6.25%, 9/1/2019	18,000	19,780
Wabtec Corp.:
3.45%, 11/15/2026 (c)	550,000	527,676
4.38%, 8/15/2023	100,000	104,520
Xylem, Inc.:
3.25%, 11/1/2026	630,000	612,933
4.88%, 10/1/2021	65,000	70,340

		12,482,764

MEDIA — 2.8%
21st Century Fox America, Inc.:
3.00%, 9/15/2022	964,000	961,600
3.38%, 11/15/2026 (c)	750,000	736,260
3.70%, 9/15/2024 (a)	799,000	810,162
3.70%, 10/15/2025	140,000	141,753
4.00%, 10/1/2023	275,000	285,164
4.50%, 2/15/2021	205,000	218,852
6.90%, 3/1/2019	280,000	307,622
CBS Corp.:
2.30%, 8/15/2019	370,000	371,110
3.38%, 3/1/2022	278,000	282,698
3.50%, 1/15/2025 (a)	260,000	257,054
3.70%, 8/15/2024	371,000	373,731
4.00%, 1/15/2026	400,000	407,320
4.30%, 2/15/2021	100,000	105,871
4.63%, 5/15/2018	265,000	274,810
5.75%, 4/15/2020	495,000	545,015
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	1,254,000	1,271,180
4.46%, 7/23/2022	1,439,000	1,500,157
4.91%, 7/23/2025	2,336,000	2,455,720
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	581,000	785,721
Comcast Corp.:
1.63%, 1/15/2022	705,000	674,918
2.75%, 3/1/2023	480,000	476,131

See accompanying notes to financial statements.

82

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

2.85%, 1/15/2023	$440,000	$438,957
3.13%, 7/15/2022	496,000	505,806
3.15%, 3/1/2026	774,000	765,796
3.38%, 2/15/2025	550,000	555,786
3.38%, 8/15/2025	808,000	813,365
3.60%, 3/1/2024	195,000	201,076
5.15%, 3/1/2020	843,000	919,966
5.70%, 5/15/2018	844,000	890,724
5.70%, 7/1/2019	463,000	505,809
5.88%, 2/15/2018	456,000	478,020
Discovery Communications LLC:
3.25%, 4/1/2023	157,000	153,566
3.30%, 5/15/2022	381,000	378,855
3.45%, 3/15/2025 (a)	50,000	47,727
4.38%, 6/15/2021	250,000	263,248
4.90%, 3/11/2026	500,000	525,100
5.05%, 6/1/2020	531,000	569,115
5.63%, 8/15/2019	115,000	124,001
Grupo Televisa SAB:
6.00%, 5/15/2018	300,000	315,420
6.63%, 3/18/2025	200,000	228,266
Historic TW, Inc.:
6.88%, 6/15/2018	220,000	235,737
9.15%, 2/1/2023	324,000	415,734
NBCUniversal Media LLC:
2.88%, 1/15/2023	551,000	549,441
4.38%, 4/1/2021	1,120,000	1,207,976
5.15%, 4/30/2020	942,000	1,030,265
RELX Capital, Inc.:
3.13%, 10/15/2022	222,000	219,418
8.63%, 1/15/2019	340,000	381,990
Scripps Networks Interactive, Inc.:
2.75%, 11/15/2019	15,000	15,195
2.80%, 6/15/2020	280,000	280,725
3.90%, 11/15/2024	650,000	658,125
3.95%, 6/15/2025	100,000	101,420
TCI Communications, Inc. 7.88%, 2/15/2026	70,000	93,892
Thomson Reuters Corp.:
3.35%, 5/15/2026	430,000	417,345
3.85%, 9/29/2024	150,000	151,884
3.95%, 9/30/2021	200,000	206,844
4.30%, 11/23/2023	205,000	214,235
6.50%, 7/15/2018	440,000	469,291
Time Warner Cable LLC:
4.13%, 2/15/2021	351,000	362,408
4.00%, 9/1/2021	375,000	384,844
5.00%, 2/1/2020	750,000	794,063
6.75%, 7/1/2018	845,000	902,037
8.25%, 4/1/2019	875,000	982,187
8.75%, 2/14/2019	200,000	225,500
Time Warner Cos., Inc. 7.57%, 2/1/2024	249,000	304,876
Time Warner Entertainment Co. L.P. 8.38%, 3/15/2023	1,360,000	1,694,900
Time Warner, Inc.:
2.10%, 6/1/2019	369,000	368,760
2.95%, 7/15/2026	135,000	125,809
3.40%, 6/15/2022	190,000	192,001

3.55%, 6/1/2024	455,000	450,705
3.60%, 7/15/2025	1,133,000	1,121,409
4.00%, 1/15/2022	250,000	259,590
4.05%, 12/15/2023	5,000	5,157
4.70%, 1/15/2021	554,000	594,115
4.75%, 3/29/2021	799,000	855,649
4.88%, 3/15/2020	724,000	774,318
Viacom, Inc.:
2.20%, 4/1/2019	191,000	188,991
2.25%, 2/4/2022	250,000	234,614
2.50%, 9/1/2018	127,000	127,392
2.75%, 12/15/2019	200,000	199,122
3.13%, 6/15/2022	375,000	363,964
3.25%, 3/15/2023	100,000	95,284
3.45%, 10/4/2026	625,000	578,394
3.88%, 12/15/2021	120,000	121,340
3.88%, 4/1/2024 (a)	276,000	267,709
4.25%, 9/1/2023	707,000	705,897
4.50%, 3/1/2021	357,000	373,993
Walt Disney Co Series MTN, 1.85%, 7/30/2026	798,000	716,692
Walt Disney Co.:
2.30%, 2/12/2021	200,000	200,636
2.75%, 8/16/2021 (a)	259,000	263,644
3.00%, 2/13/2026	500,000	499,180
Series GMTN, 1.50%, 9/17/2018	207,000	207,193
Series GMTN, 1.85%, 5/30/2019	485,000	486,557
Series GMTN, 2.15%, 9/17/2020	250,000	250,615
Series GMTN, 3.15%, 9/17/2025	250,000	253,370
Series MTN, 0.88%, 7/12/2019 (a)	285,000	279,291
Series MTN, 2.35%, 12/1/2022	326,000	321,429
Series MTN, 2.55%, 2/15/2022	250,000	250,840
Series MTN, 3.75%, 6/1/2021	207,000	219,519
Series MTN, 5.50%, 3/15/2019	775,000	837,666

		47,014,629

METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
1.25%, 1/15/2018	863,000	861,205
2.25%, 6/15/2020	250,000	249,960
2.50%, 1/15/2023	242,000	237,958
3.25%, 6/15/2025	386,000	388,679
Timken Co. 3.88%, 9/1/2024	105,000	102,375

		1,840,177

MINING — 0.6%
Barrick Gold Corp.:
3.85%, 4/1/2022	250,000	252,405
4.10%, 5/1/2023	237,000	243,724
Barrick North America Finance LLC 4.40%, 5/30/2021	359,000	378,860
BHP Billiton Finance USA, Ltd.:
2.05%, 9/30/2018	650,000	653,464
2.88%, 2/24/2022	235,000	237,108
3.25%, 11/21/2021	743,000	765,491
3.85%, 9/30/2023 (a)	859,000	907,293
6.50%, 4/1/2019	977,000	1,073,020
Goldcorp, Inc.:
2.13%, 3/15/2018 (a)	214,000	213,803

See accompanying notes to financial statements.

83

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

3.63%, 6/9/2021	$400,000	$406,140
3.70%, 3/15/2023	500,000	492,005
Newmont Mining Corp.:
3.50%, 3/15/2022 (a)	918,000	930,476
5.13%, 10/1/2019	300,000	320,559
Rio Tinto Finance USA PLC:
2.88%, 8/21/2022 (a)	51,000	51,212
3.50%, 3/22/2022 (a)	443,000	458,802
Rio Tinto Finance USA, Ltd.:
3.50%, 11/2/2020	199,000	205,798
3.75%, 9/20/2021	139,000	145,575
3.75%, 6/15/2025 (a)	550,000	568,397
4.13%, 5/20/2021	151,000	160,614
9.00%, 5/1/2019	1,100,000	1,269,961
Southern Copper Corp.:
3.50%, 11/8/2022	189,000	188,735
3.88%, 4/23/2025	120,000	117,606
5.38%, 4/16/2020	125,000	135,850

		10,176,898

MISCELLANEOUS MANUFACTURER — 0.7%
3M Co.:
2.25%, 9/19/2026	500,000	468,015
Series MTN, 1.38%, 8/7/2018	400,000	399,696
Series MTN, 1.63%, 6/15/2019	276,000	275,876
Series MTN, 1.63%, 9/19/2021	250,000	242,915
Series MTN, 2.00%, 8/7/2020	100,000	99,908
Series MTN, 2.00%, 6/26/2022	562,000	550,024
Series MTN, 3.00%, 8/7/2025	201,000	202,540
Carlisle Cos., Inc. 3.75%, 11/15/2022	50,000	49,378
Crane Co. 2.75%, 12/15/2018	210,000	212,682
Dover Corp. 4.30%, 3/1/2021	300,000	317,982
Eaton Corp.:
2.75%, 11/2/2022	912,000	901,339
5.60%, 5/15/2018	100,000	105,018
6.95%, 3/20/2019	150,000	165,246
General Electric Co.:
2.70%, 10/9/2022	1,500,000	1,500,030
3.38%, 3/11/2024 (a)	216,000	222,020
4.38%, 9/16/2020	662,000	710,233
5.50%, 1/8/2020	230,000	252,025
Series MTN, 5.55%, 5/4/2020	72,000	79,543
Hexcel Corp. 4.70%, 8/15/2025	50,000	51,192
Illinois Tool Works, Inc.:
1.95%, 3/1/2019	175,000	175,915
2.65%, 11/15/2026	1,000,000	954,480
3.38%, 9/15/2021	445,000	462,938
3.50%, 3/1/2024	102,000	105,439
6.25%, 4/1/2019	250,000	273,400
Ingersoll-Rand Global Holding Co., Ltd.:
2.88%, 1/15/2019	200,000	203,350
4.25%, 6/15/2023	550,000	580,877
6.88%, 8/15/2018	449,000	485,248

Ingersoll-Rand Luxembourg Finance SA 3.55%, 11/1/2024	68,000	68,847
Parker-Hannifin Corp.:
3.50%, 9/15/2022	140,000	145,400
Series MTN, 3.30%, 11/21/2024	196,000	198,442
Pentair Finance SA:
2.90%, 9/15/2018	175,000	176,809
3.15%, 9/15/2022	275,000	268,730
3.63%, 9/15/2020	125,000	127,135
5.00%, 5/15/2021	165,000	175,751
Textron, Inc. 5.95%, 9/21/2021	250,000	279,062
Trinity Industries, Inc. 4.55%, 10/1/2024	200,000	192,250
Tyco Electronics Group SA:
2.38%, 12/17/2018	40,000	40,338
3.50%, 2/3/2022	122,000	125,449
3.70%, 2/15/2026	500,000	509,875
4.88%, 1/15/2021	15,000	16,182

		12,371,579

OFFICE & BUSINESS EQUIPMENT — 0.2%
Pitney Bowes, Inc.:
3.38%, 10/1/2021	1,150,000	1,115,028
4.63%, 3/15/2024	222,000	218,048
4.75%, 5/15/2018	100,000	102,973
6.25%, 3/15/2019 (a)	135,000	144,299
Series MTN, 5.60%, 3/15/2018	15,000	15,550
Xerox Corp.:
2.75%, 3/15/2019	250,000	250,248
2.75%, 9/1/2020	160,000	157,397
2.80%, 5/15/2020	300,000	296,352
3.50%, 8/20/2020	200,000	201,468
3.80%, 5/15/2024	20,000	19,250
4.50%, 5/15/2021 (a)	480,000	499,114
5.63%, 12/15/2019	500,000	537,005
6.35%, 5/15/2018	557,000	585,284

		4,142,016

OIL & GAS — 5.2%
Anadarko Petroleum Corp.:
3.45%, 7/15/2024	200,000	196,310
4.85%, 3/15/2021	710,000	760,602
5.55%, 3/15/2026 (a)	873,000	979,951
6.95%, 6/15/2019	155,000	171,146
8.70%, 3/15/2019	157,000	177,886
Apache Corp.:
2.63%, 1/15/2023	295,000	284,412
3.25%, 4/15/2022	434,000	440,714
3.63%, 2/1/2021	340,000	350,659
6.90%, 9/15/2018	150,000	162,312
BP Capital Markets PLC:
1.38%, 5/10/2018	469,000	467,157
1.67%, 2/13/2018	455,000	455,441
1.68%, 5/3/2019	385,000	382,159
2.24%, 5/10/2019	211,000	212,025
2.24%, 9/26/2018	312,000	314,293
2.32%, 2/13/2020	1,225,000	1,226,323
2.50%, 11/6/2022	709,000	691,332

See accompanying notes to financial statements.

84

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

2.52%, 1/15/2020	$439,000	$442,095
2.75%, 5/10/2023	767,000	752,864
3.02%, 1/16/2027	300,000	289,269
3.06%, 3/17/2022	350,000	353,605
3.12%, 5/4/2026	714,000	696,536
3.22%, 11/28/2023	1,600,000	1,604,336
3.25%, 5/6/2022	628,000	640,045
3.51%, 3/17/2025 (a)	357,000	360,213
3.54%, 11/4/2024	445,000	451,764
3.56%, 11/1/2021	572,000	596,407
3.81%, 2/10/2024	585,000	606,604
3.99%, 9/26/2023	219,000	230,033
4.50%, 10/1/2020	772,000	827,669
4.74%, 3/11/2021	615,000	668,868
4.75%, 3/10/2019	375,000	397,117
British Transco Finance, Inc. 6.63%, 6/1/2018	475,000	500,142
Canadian Natural Resources, Ltd.:
1.75%, 1/15/2018	419,000	418,200
3.45%, 11/15/2021 (a)	296,000	302,521
3.80%, 4/15/2024	186,000	184,666
3.90%, 2/1/2025	215,000	214,918
5.90%, 2/1/2018	397,000	413,118
Chevron Corp.:
1.37%, 3/2/2018	1,108,000	1,106,737
1.56%, 5/16/2019	1,650,000	1,643,285
1.72%, 6/24/2018	1,456,000	1,460,339
1.79%, 11/16/2018	581,000	583,121
1.96%, 3/3/2020	775,000	772,078
2.10%, 5/16/2021	600,000	594,210
2.19%, 11/15/2019	250,000	252,167
2.36%, 12/5/2022	881,000	864,314
2.41%, 3/3/2022	9,000	8,923
2.42%, 11/17/2020	500,000	502,675
2.43%, 6/24/2020	400,000	403,780
2.57%, 5/16/2023	402,000	396,211
2.95%, 5/16/2026	1,000,000	984,040
3.19%, 6/24/2023	1,184,000	1,211,090
3.33%, 11/17/2025	380,000	386,616
4.95%, 3/3/2019	1,010,000	1,077,084
Cimarex Energy Co.:
4.38%, 6/1/2024	425,000	441,031
5.88%, 5/1/2022	357,000	370,930
ConocoPhillips 6.00%, 1/15/2020	2,332,000	2,573,945
ConocoPhillips Co.:
1.50%, 5/15/2018	510,000	507,945
2.20%, 5/15/2020	22,000	21,809
2.40%, 12/15/2022	486,000	469,860
2.88%, 11/15/2021	495,000	498,020
3.35%, 11/15/2024 (a)	400,000	398,016
3.35%, 5/15/2025 (a)	250,000	247,475
4.20%, 3/15/2021 (a)	758,000	803,056
4.95%, 3/15/2026 (a)	664,000	732,438
5.20%, 5/15/2018	218,000	227,607
5.75%, 2/1/2019	791,000	849,676
6.65%, 7/15/2018	125,000	133,779
Devon Energy Corp.:
3.25%, 5/15/2022 (a)	884,000	877,370

4.00%, 7/15/2021	50,000	51,438
5.85%, 12/15/2025 (a)	415,000	471,544
Encana Corp.:
3.90%, 11/15/2021 (a)	575,000	578,953
6.50%, 5/15/2019	5,000	5,381
EOG Resources, Inc.:
2.45%, 4/1/2020	253,000	252,395
2.63%, 3/15/2023	595,000	576,936
3.15%, 4/1/2025	100,000	97,680
4.10%, 2/1/2021	300,000	316,005
4.15%, 1/15/2026	525,000	549,334
4.40%, 6/1/2020	250,000	265,030
5.63%, 6/1/2019	500,000	540,270
EQT Corp.:
4.88%, 11/15/2021	715,000	762,755
6.50%, 4/1/2018	42,000	44,177
8.13%, 6/1/2019	200,000	225,148
Exxon Mobil Corp.:
1.31%, 3/6/2018	778,000	777,448
1.44%, 3/1/2018	875,000	875,822
1.71%, 3/1/2019	550,000	550,473
1.82%, 3/15/2019	921,000	923,883
1.91%, 3/6/2020	363,000	362,227
2.22%, 3/1/2021	1,267,000	1,268,698
2.40%, 3/6/2022	1,020,000	1,014,278
2.71%, 3/6/2025	462,000	451,268
2.73%, 3/1/2023	591,000	591,242
3.04%, 3/1/2026	1,190,000	1,186,823
3.18%, 3/15/2024	674,000	685,357
Helmerich & Payne International Drilling Co. 4.65%, 3/15/2025	50,000	51,548
Hess Corp.:
3.50%, 7/15/2024	80,000	76,700
8.13%, 2/15/2019	300,000	333,000
HollyFrontier Corp. 5.88%, 4/1/2026	750,000	767,017
Husky Energy, Inc.:
3.95%, 4/15/2022	154,000	160,077
4.00%, 4/15/2024	600,000	611,262
7.25%, 12/15/2019	295,000	334,993
Kerr-McGee Corp. 6.95%, 7/1/2024	100,000	118,286
Marathon Oil Corp.:
2.70%, 6/1/2020	236,000	232,755
2.80%, 11/1/2022	524,000	500,420
3.85%, 6/1/2025 (a)	357,000	344,505
5.90%, 3/15/2018	225,000	234,563
Marathon Petroleum Corp.:
2.70%, 12/14/2018	220,000	223,243
3.40%, 12/15/2020	250,000	255,423
3.63%, 9/15/2024 (a)	700,000	691,572
5.13%, 3/1/2021 (a)	473,000	513,413
Nabors Industries, Inc.:
4.63%, 9/15/2021 (a)	400,000	407,000
5.00%, 9/15/2020	45,000	46,181
5.10%, 9/15/2023	115,000	115,000
5.50%, 1/15/2023 (c)	330,000	345,675
6.15%, 2/15/2018	54,000	56,295
9.25%, 1/15/2019	674,000	746,455

See accompanying notes to financial statements.

85

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Noble Energy, Inc.:
3.90%, 11/15/2024	$50,000	$50,419
4.15%, 12/15/2021	590,000	616,402
5.63%, 5/1/2021	104,000	107,662
8.25%, 3/1/2019	790,000	886,159
Occidental Petroleum Corp.:
1.50%, 2/15/2018	256,000	256,169
2.60%, 4/15/2022	500,000	498,015
2.70%, 2/15/2023	252,000	249,089
3.13%, 2/15/2022	230,000	234,855
3.40%, 4/15/2026	750,000	755,468
3.50%, 6/15/2025	150,000	152,197
Series 1, 4.10%, 2/1/2021	965,000	1,022,118
Petro-Canada 6.05%, 5/15/2018	390,000	411,540
Phillips 66 4.30%, 4/1/2022	1,050,000	1,127,448
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	350,000	357,679
3.95%, 7/15/2022	274,000	284,352
6.88%, 5/1/2018	200,000	212,440
7.50%, 1/15/2020	300,000	340,956
Sasol Financing International, Ltd. 4.50%, 11/14/2022	165,000	164,485
Shell International Finance B.V.:
1.38%, 5/10/2019	883,000	873,667
1.38%, 9/12/2019	500,000	492,960
1.63%, 11/10/2018	700,000	699,923
1.75%, 9/12/2021	600,000	581,244
1.88%, 5/10/2021	625,000	610,569
1.90%, 8/10/2018	710,000	714,189
2.00%, 11/15/2018	605,000	608,805
2.13%, 5/11/2020	1,087,000	1,084,391
2.25%, 11/10/2020	798,000	795,805
2.25%, 1/6/2023	225,000	217,287
2.38%, 8/21/2022	592,000	579,118
2.50%, 9/12/2026	500,000	468,360
2.88%, 5/10/2026	650,000	628,674
3.25%, 5/11/2025	1,359,000	1,359,530
3.40%, 8/12/2023	600,000	614,994
4.30%, 9/22/2019	1,176,000	1,246,960
4.38%, 3/25/2020	600,000	639,972
Suncor Energy, Inc.:
3.60%, 12/1/2024 (a)	600,000	613,038
6.10%, 6/1/2018	590,000	624,025
Total Capital Canada, Ltd. 2.75%, 7/15/2023	313,000	309,654
Total Capital International SA:
2.10%, 6/19/2019	500,000	502,325
2.13%, 1/10/2019	876,000	881,002
2.70%, 1/25/2023	271,000	268,352
2.75%, 6/19/2021	350,000	353,948
2.88%, 2/17/2022	645,000	650,199
3.70%, 1/15/2024	656,000	684,306
3.75%, 4/10/2024	314,000	329,116
Total Capital SA:
2.13%, 8/10/2018	566,000	570,313
4.13%, 1/28/2021	255,000	271,335
4.25%, 12/15/2021	100,000	107,661
4.45%, 6/24/2020	750,000	806,205

Valero Energy Corp.:
3.40%, 9/15/2026	575,000	550,850
3.65%, 3/15/2025	400,000	396,812
6.13%, 2/1/2020	666,000	735,897
9.38%, 3/15/2019	225,000	258,894
XTO Energy, Inc.:
5.50%, 6/15/2018	350,000	369,726
6.50%, 12/15/2018	250,000	273,188

		89,714,034

OIL & GAS SERVICES — 0.3%
Baker Hughes, Inc.:
3.20%, 8/15/2021	329,000	335,784
7.50%, 11/15/2018	373,000	410,624
FMC Technologies, Inc. 3.45%, 10/1/2022	248,000	246,663
Halliburton Co.:
2.00%, 8/1/2018	100,000	100,184
3.25%, 11/15/2021	427,000	434,895
3.50%, 8/1/2023	572,000	581,061
3.80%, 11/15/2025 (a)	1,008,000	1,026,033
5.90%, 9/15/2018	500,000	532,145
6.15%, 9/15/2019	225,000	247,437
National Oilwell Varco, Inc. 2.60%, 12/1/2022	1,108,000	1,026,540
Oceaneering International, Inc. 4.65%, 11/15/2024	400,000	393,108
Schlumberger Investment SA 3.65%, 12/1/2023	401,000	419,346

		5,753,820

PACKAGING & CONTAINERS — 0.1%
Bemis Co., Inc.:
3.10%, 9/15/2026	350,000	334,600
4.50%, 10/15/2021	400,000	423,796
Packaging Corp. of America:
3.65%, 9/15/2024	600,000	601,500
4.50%, 11/1/2023	58,000	61,369
Sonoco Products Co. 4.38%, 11/1/2021	15,000	15,675
WestRock RKT Co.:
3.50%, 3/1/2020	55,000	55,900
4.00%, 3/1/2023	280,000	288,952
4.90%, 3/1/2022	500,000	542,080

		2,323,872

PHARMACEUTICALS — 5.3%
Abbott Laboratories:
2.00%, 3/15/2020	202,000	199,713
2.55%, 3/15/2022	250,000	244,110
2.95%, 3/15/2025	447,000	430,443
4.13%, 5/27/2020	400,000	419,920
5.13%, 4/1/2019	230,000	244,833
AbbVie, Inc.:
1.80%, 5/14/2018	1,809,000	1,809,922
2.00%, 11/6/2018 (a)	527,000	527,343
2.30%, 5/14/2021	1,050,000	1,028,496
2.50%, 5/14/2020	2,005,000	2,007,687
2.85%, 5/14/2023	557,000	541,086
2.90%, 11/6/2022	1,616,000	1,591,243

See accompanying notes to financial statements.

86

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

3.20%, 11/6/2022	$422,000	$421,966
3.20%, 5/14/2026	920,000	875,086
3.60%, 5/14/2025	1,507,000	1,490,694
Actavis Funding SCS:
2.35%, 3/12/2018	2,406,000	2,419,738
2.45%, 6/15/2019	200,000	201,100
3.00%, 3/12/2020	1,751,000	1,774,463
3.45%, 3/15/2022	1,570,000	1,588,385
3.80%, 3/15/2025	1,605,000	1,605,417
3.85%, 6/15/2024	620,000	626,095
Actavis, Inc. 3.25%, 10/1/2022	901,000	896,540
Allergan, Inc.: 1.35%, 3/15/2018	35,000	34,777
2.80%, 3/15/2023	405,000	388,622
3.38%, 9/15/2020	100,000	102,719
AmerisourceBergen Corp.:
3.25%, 3/1/2025	188,000	186,223
3.40%, 5/15/2024	150,000	151,154
3.50%, 11/15/2021 (a)	170,000	174,621
4.88%, 11/15/2019	250,000	267,958
AstraZeneca PLC:
1.75%, 11/16/2018	1,281,000	1,281,999
1.95%, 9/18/2019	525,000	524,359
2.38%, 11/16/2020	681,000	678,480
3.38%, 11/16/2025	620,000	616,323
Baxalta, Inc.:
2.00%, 6/22/2018	85,000	84,931
2.88%, 6/23/2020	610,000	609,335
3.60%, 6/23/2022	200,000	201,202
4.00%, 6/23/2025	770,000	771,971
Bristol-Myers Squibb Co.:
1.75%, 3/1/2019	200,000	199,738
2.00%, 8/1/2022	286,000	277,148
3.25%, 11/1/2023	435,000	448,163
7.15%, 6/15/2023	186,000	229,983
Cardinal Health, Inc.:
1.70%, 3/15/2018	100,000	99,879
1.95%, 6/15/2018	253,000	253,539
2.40%, 11/15/2019	115,000	115,596
3.20%, 3/15/2023	165,000	166,584
3.50%, 11/15/2024	100,000	101,063
4.63%, 12/15/2020	70,000	74,929
Eli Lilly & Co.:
1.25%, 3/1/2018	721,000	719,248
1.95%, 3/15/2019	424,000	425,895
2.75%, 6/1/2025	200,000	196,576
Express Scripts Holding Co.:
2.25%, 6/15/2019	600,000	600,156
3.00%, 7/15/2023	600,000	579,144
3.30%, 2/25/2021 (a)	155,000	157,919
3.50%, 6/15/2024	170,000	167,810
3.90%, 2/15/2022	842,000	872,144
4.50%, 2/25/2026	610,000	628,324
4.75%, 11/15/2021	740,000	794,945
7.25%, 6/15/2019	60,000	66,777
GlaxoSmithKline Capital PLC 2.85%, 5/8/2022	1,056,000	1,062,864

GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023 (a)	662,000	661,755
5.65%, 5/15/2018	1,542,000	1,624,466
Johnson & Johnson:
1.13%, 3/1/2019	633,000	627,607
1.65%, 12/5/2018	144,000	144,667
1.65%, 3/1/2021	600,000	589,560
1.88%, 12/5/2019	100,000	100,333
2.05%, 3/1/2023	350,000	339,434
2.45%, 12/5/2021	15,000	15,185
2.45%, 3/1/2026	925,000	885,641
2.95%, 9/1/2020	330,000	340,012
3.38%, 12/5/2023	400,000	417,640
3.55%, 5/15/2021	100,000	105,630
5.15%, 7/15/2018	678,000	716,198
McKesson Corp.:
1.40%, 3/15/2018	270,000	268,701
2.28%, 3/15/2019	713,000	715,724
2.70%, 12/15/2022	100,000	97,570
2.85%, 3/15/2023	100,000	97,546
3.80%, 3/15/2024	455,000	468,400
4.75%, 3/1/2021	415,000	444,282
7.50%, 2/15/2019	415,000	459,505
Mead Johnson Nutrition Co.:
3.00%, 11/15/2020	380,000	383,485
4.13%, 11/15/2025 (a)	245,000	250,780
4.90%, 11/1/2019	179,000	191,761
Medco Health Solutions, Inc.:
4.13%, 9/15/2020	161,000	168,255
7.13%, 3/15/2018	1,002,000	1,060,928
Merck & Co., Inc.:
1.10%, 1/31/2018	580,000	579,043
1.30%, 5/18/2018	666,000	665,241
1.85%, 2/10/2020	750,000	750,135
2.35%, 2/10/2022	425,000	421,031
2.40%, 9/15/2022	257,000	253,633
2.75%, 2/10/2025	752,000	739,359
2.80%, 5/18/2023	1,500,000	1,498,245
3.88%, 1/15/2021	715,000	758,136
Merck Sharp & Dohme Corp. 5.00%, 6/30/2019	510,000	549,790
Mylan NV:
2.50%, 6/7/2019 (c)	802,000	797,709
3.00%, 12/15/2018 (c)	220,000	221,685
3.15%, 6/15/2021 (c)	745,000	731,881
3.75%, 12/15/2020 (c)	400,000	403,348
3.95%, 6/15/2026 (a) (c)	1,841,000	1,724,152
Mylan, Inc.:
2.55%, 3/28/2019	200,000	199,570
2.60%, 6/24/2018	425,000	425,846
4.20%, 11/29/2023 (a)	401,000	398,566
Novartis Capital Corp.:
2.40%, 9/21/2022	708,000	698,279
3.00%, 11/20/2025	656,000	651,749
3.40%, 5/6/2024	767,000	790,455
4.40%, 4/24/2020	481,000	514,819
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	2,200,000	2,350,898

See accompanying notes to financial statements.

87

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Owens & Minor, Inc. 3.88%, 9/15/2021	$50,000	$49,892
Perrigo Co. PLC 4.00%, 11/15/2023 (a)	622,000	618,137
Perrigo Finance PLC:
3.50%, 12/15/2021	200,000	201,432
3.90%, 12/15/2024	1,100,000	1,075,294
Perrigo Finance Unlimited Co.:
3.50%, 3/15/2021	350,000	353,027
4.38%, 3/15/2026	400,000	399,524
Pfizer, Inc.:
1.20%, 6/1/2018	500,000	498,535
1.45%, 6/3/2019	550,000	546,161
1.50%, 6/15/2018	338,000	338,352
1.70%, 12/15/2019	1,475,000	1,471,711
1.95%, 6/3/2021	500,000	494,380
2.10%, 5/15/2019	700,000	706,398
2.20%, 12/15/2021	550,000	546,815
2.75%, 6/3/2026	600,000	582,768
3.00%, 6/15/2023	545,000	552,494
3.00%, 12/15/2026	800,000	790,448
3.40%, 5/15/2024	495,000	511,429
Pharmacia Corp. 6.50%, 12/1/2018	300,000	327,294
Sanofi:
1.25%, 4/10/2018	629,000	627,648
4.00%, 3/29/2021	1,029,000	1,092,839
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/2019	1,600,000	1,579,056
2.40%, 9/23/2021	1,550,000	1,494,708
2.88%, 9/23/2023	1,240,000	1,176,921
3.20%, 9/23/2026	1,500,000	1,401,525
Teva Pharmaceutical Finance Co. B.V.:
2.95%, 12/18/2022	285,000	274,717
Series 2, 3.65%, 11/10/2021	825,000	834,751
Teva Pharmaceutical Finance IV B.V. 3.65%, 11/10/2021	200,000	202,266
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	200,000	196,712
Teva Pharmaceutical Finance Netherlands III B.V.:
1.40%, 7/20/2018	1,500,000	1,485,780
1.70%, 7/19/2019	980,000	963,409
2.20%, 7/21/2021	1,875,000	1,791,544
2.80%, 7/21/2023	1,280,000	1,204,762
3.15%, 10/1/2026 (a)	910,000	839,721
Wyeth LLC:
6.45%, 2/1/2024	340,000	413,236
7.25%, 3/1/2023	100,000	123,879
Zoetis, Inc.:
1.88%, 2/1/2018	210,000	209,899
3.25%, 2/1/2023	827,000	822,344
3.45%, 11/13/2020	195,000	200,366
4.50%, 11/13/2025	300,000	318,105

		89,874,292

PIPELINES — 3.1%
ANR Pipeline Co. 9.63%, 11/1/2021	250,000	323,283

Boardwalk Pipelines L.P.:
4.95%, 12/15/2024	300,000	306,993
5.75%, 9/15/2019	150,000	161,508
5.95%, 6/1/2026	925,000	1,007,066
Buckeye Partners L.P.:
2.65%, 11/15/2018	150,000	151,041
4.15%, 7/1/2023	505,000	510,515
4.35%, 10/15/2024	40,000	40,760
4.88%, 2/1/2021	490,000	519,875
6.05%, 1/15/2018	15,000	15,607
Columbia Pipeline Group, Inc.:
2.45%, 6/1/2018	450,000	450,585
3.30%, 6/1/2020	370,000	374,947
4.50%, 6/1/2025	375,000	393,885
El Paso Natural Gas Co. LLC 8.63%, 1/15/2022	250,000	306,685
Enable Midstream Partners L.P.:
2.40%, 5/15/2019	10,000	9,800
3.90%, 5/15/2024	315,000	296,100
Enbridge Energy Partners L.P.:
4.20%, 9/15/2021	83,000	86,428
4.38%, 10/15/2020	75,000	78,046
5.20%, 3/15/2020	502,000	535,744
9.88%, 3/1/2019	400,000	458,280
Series B, 6.50%, 4/15/2018	15,000	15,799
Enbridge, Inc.:
3.50%, 6/10/2024	200,000	194,818
4.00%, 10/1/2023	245,000	248,322
4.25%, 12/1/2026	650,000	665,164
Energy Transfer Partners L.P.:
2.50%, 6/15/2018	457,000	458,974
3.60%, 2/1/2023	565,000	555,316
4.05%, 3/15/2025	200,000	197,524
4.15%, 10/1/2020	500,000	517,325
4.65%, 6/1/2021 (a)	378,000	397,463
4.75%, 1/15/2026	1,055,000	1,087,230
5.20%, 2/1/2022	613,000	656,217
6.70%, 7/1/2018	429,000	456,224
9.00%, 4/15/2019	100,000	113,263
9.70%, 3/15/2019	102,000	116,605
EnLink Midstream Partners L.P.:
2.70%, 4/1/2019	200,000	199,750
4.15%, 6/1/2025	200,000	193,000
4.40%, 4/1/2024	300,000	297,750
4.85%, 7/15/2026	210,000	211,312
Enterprise Products Operating LLC:
1.65%, 5/7/2018	329,000	328,214
2.55%, 10/15/2019	950,000	958,730
2.85%, 4/15/2021	490,000	493,636
3.35%, 3/15/2023	758,000	766,619
3.70%, 2/15/2026	435,000	437,092
3.75%, 2/15/2025	679,000	688,791
3.90%, 2/15/2024	120,000	123,644
4.05%, 2/15/2022	150,000	158,292
5.20%, 9/1/2020	350,000	382,042
5.25%, 1/31/2020	111,000	120,167
6.65%, 4/15/2018	70,000	74,197
Series B, 3 Month USD LIBOR + 2.68%, 7.03%, 1/15/2068 (d)	300,000	310,149
Series N, 6.50%, 1/31/2019	375,000	407,865

See accompanying notes to financial statements.

88

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

EQT Midstream Partners L.P.:
4.00%, 8/1/2024	$230,000	$224,537
4.13%, 12/1/2026	165,000	160,050
Kinder Morgan Energy Partners L.P.:
2.65%, 2/1/2019	175,000	175,544
3.45%, 2/15/2023	250,000	247,442
3.50%, 3/1/2021	450,000	455,962
3.50%, 9/1/2023	200,000	196,600
3.95%, 9/1/2022	1,264,000	1,291,985
4.15%, 3/1/2022	150,000	154,245
4.15%, 2/1/2024	16,000	16,254
4.25%, 9/1/2024	550,000	562,254
4.30%, 5/1/2024	200,000	204,902
5.00%, 10/1/2021	200,000	213,368
5.30%, 9/15/2020	350,000	374,773
5.95%, 2/15/2018	502,000	523,521
6.50%, 4/1/2020	261,000	287,802
6.85%, 2/15/2020	219,000	244,257
9.00%, 2/1/2019	150,000	168,694
Kinder Morgan, Inc.:
3.05%, 12/1/2019	1,069,000	1,081,133
4.30%, 6/1/2025 (a)	795,000	818,333
6.50%, 9/15/2020	50,000	55,706
7.25%, 6/1/2018	100,000	106,851
Magellan Midstream Partners L.P.:
3.20%, 3/15/2025	330,000	319,232
4.25%, 2/1/2021	103,000	108,932
5.00%, 3/1/2026	400,000	438,420
6.55%, 7/15/2019	165,000	182,624
MPLX L.P.:
4.00%, 2/15/2025	75,000	72,782
4.50%, 7/15/2023	260,000	264,662
4.88%, 12/1/2024	500,000	514,605
4.88%, 6/1/2025	500,000	513,890
5.50%, 2/15/2023	906,000	942,421
ONEOK Partners L.P.:
3.20%, 9/15/2018	415,000	423,628
3.38%, 10/1/2022	707,000	708,994
3.80%, 3/15/2020	50,000	51,802
4.90%, 3/15/2025 (a)	50,000	53,596
8.63%, 3/1/2019	350,000	394,082
Panhandle Eastern Pipe Line Co. L.P. 7.00%, 6/15/2018	300,000	316,848
Phillips 66 Partners L.P.:
2.65%, 2/15/2020	75,000	74,701
3.55%, 10/1/2026	575,000	556,537
3.61%, 2/15/2025	75,000	73,651
Plains All American Pipeline L.P./PAA Finance Corp.:
2.60%, 12/15/2019	125,000	125,204
2.85%, 1/31/2023	100,000	94,587
3.60%, 11/1/2024	538,000	517,674
3.65%, 6/1/2022	480,000	483,038
3.85%, 10/15/2023	174,000	172,900
4.50%, 12/15/2026	825,000	833,927
4.65%, 10/15/2025	325,000	334,029
5.00%, 2/1/2021	102,000	109,373
5.75%, 1/15/2020	270,000	292,804
6.50%, 5/1/2018	84,000	88,889
8.75%, 5/1/2019	300,000	340,710

Questar Pipeline LLC 5.83%, 2/1/2018	10,000	10,368
Regency Energy Partners L.P./Regency Energy Finance Corp.:
4.50%, 11/1/2023	425,000	431,392
5.00%, 10/1/2022	414,000	438,993
5.50%, 4/15/2023	51,000	52,719
5.88%, 3/1/2022	890,000	977,852
6.50%, 7/15/2021	29,000	29,938
Southern Natural Gas Co. LLC / Southern Natural Issuing Corp. 4.40%, 6/15/2021	450,000	475,231
Spectra Energy Capital LLC:
3.30%, 3/15/2023	249,000	240,835
6.20%, 4/15/2018	242,000	253,551
8.00%, 10/1/2019	450,000	508,581
Spectra Energy Partners L.P.:
2.95%, 9/25/2018	159,000	161,611
3.38%, 10/15/2026	480,000	457,843
3.50%, 3/15/2025	300,000	292,551
4.75%, 3/15/2024	510,000	542,931
Sunoco Logistics Partners Operations L.P.:
3.45%, 1/15/2023	310,000	303,016
3.90%, 7/15/2026	750,000	726,533
4.25%, 4/1/2024	50,000	50,413
4.40%, 4/1/2021	150,000	157,811
5.95%, 12/1/2025	530,000	591,570
TC PipeLines L.P. 4.38%, 3/13/2025	350,000	353,598
TransCanada PipeLines, Ltd.:
1.88%, 1/12/2018	226,000	226,319
2.50%, 8/1/2022	572,000	559,519
3.13%, 1/15/2019	126,000	128,659
3.75%, 10/16/2023	450,000	464,949
3.80%, 10/1/2020	197,000	205,120
4.88%, 1/15/2026	330,000	366,554
6.50%, 8/15/2018	560,000	599,334
7.13%, 1/15/2019	250,000	274,165
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/2026 (c)	550,000	693,055
Valero Energy Partners L.P. 4.38%, 12/15/2026	425,000	431,328
Western Gas Partners L.P.:
2.60%, 8/15/2018	300,000	300,750
3.95%, 6/1/2025	25,000	24,406
4.00%, 7/1/2022	256,000	259,520
4.65%, 7/1/2026	350,000	361,813
5.38%, 6/1/2021	409,000	437,630
Williams Partners L.P.:
3.35%, 8/15/2022	220,000	215,431
3.60%, 3/15/2022	750,000	751,575
3.90%, 1/15/2025	425,000	416,653
4.00%, 11/15/2021	355,000	364,088
4.00%, 9/15/2025	605,000	596,796
4.13%, 11/15/2020	150,000	155,246
4.30%, 3/4/2024	1,077,000	1,086,801
4.50%, 11/15/2023	575,000	590,065
5.25%, 3/15/2020	550,000	588,792

See accompanying notes to financial statements.

89

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Williams Partners L.P. / ACMP Finance Corp. 6.13%, 7/15/2022	$519,000	$535,871
Williams Partners L.P./ACMP Finance Corp.:
4.88%, 5/15/2023	341,000	347,370
4.88%, 3/15/2024	308,000	310,880

		53,177,423

REAL ESTATE — 0.2%
American Campus Communities Operating Partnership L.P.:
3.35%, 10/1/2020	350,000	355,401
4.13%, 7/1/2024	100,000	101,943
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	505,000	492,900
CBRE Services, Inc.:
4.88%, 3/1/2026	152,000	152,737
5.00%, 3/15/2023	466,000	482,451
Jones Lang LaSalle, Inc. 4.40%, 11/15/2022	100,000	102,989
Omega Healthcare Investors, Inc. 5.25%, 1/15/2026	371,000	380,965
Prologis L.P.:
3.35%, 2/1/2021	250,000	256,970
3.75%, 11/1/2025	335,000	342,862
4.25%, 8/15/2023	444,000	470,600

		3,139,818

REAL ESTATE INVESTMENT TRUSTS — 3.9%
Alexandria Real Estate Equities, Inc.:
3.90%, 6/15/2023	594,000	600,486
4.30%, 1/15/2026	94,000	96,213
4.60%, 4/1/2022	404,000	425,493
American Tower Corp.:
2.25%, 1/15/2022	1,250,000	1,193,243
2.80%, 6/1/2020	400,000	400,244
3.30%, 2/15/2021	450,000	455,026
3.38%, 10/15/2026	90,000	85,070
3.40%, 2/15/2019	620,000	633,280
3.45%, 9/15/2021	124,000	125,414
3.50%, 1/31/2023	363,000	363,780
4.00%, 6/1/2025	485,000	487,022
4.40%, 2/15/2026	43,000	44,039
4.50%, 1/15/2018	592,000	607,504
4.70%, 3/15/2022	75,000	79,898
5.00%, 2/15/2024	506,000	544,168
5.05%, 9/1/2020	380,000	406,976
5.90%, 11/1/2021	450,000	503,766
AvalonBay Communities, Inc.:
2.90%, 10/15/2026 (a)	650,000	615,465
2.95%, 5/11/2026 (a)	360,000	343,876
Series GMTN, 2.85%, 3/15/2023	30,000	29,421
Series GMTN, 2.95%, 9/15/2022	200,000	198,902
Series GMTN, 3.45%, 6/1/2025	100,000	99,639
Series GMTN, 3.50%, 11/15/2024	50,000	50,222
Series GMTN, 3.50%, 11/15/2025	200,000	200,212
Series GMTN, 3.63%, 10/1/2020	165,000	170,991
Series GMTN, 4.20%, 12/15/2023	200,000	211,116
Series GMTN, 6.10%, 3/15/2020	100,000	111,013

Boston Properties L.P.:
2.75%, 10/1/2026	50,000	45,689
3.13%, 9/1/2023	360,000	352,847
3.65%, 2/1/2026	538,000	532,830
3.70%, 11/15/2018	685,000	705,488
3.80%, 2/1/2024	13,000	13,188
3.85%, 2/1/2023	1,076,000	1,103,384
4.13%, 5/15/2021	262,000	274,830
5.63%, 11/15/2020	230,000	252,763
5.88%, 10/15/2019	446,000	485,881
Brandywine Operating Partnership L.P.:
3.95%, 2/15/2023	100,000	99,155
4.95%, 4/15/2018	200,000	206,668
Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	550,000	532,147
3.85%, 2/1/2025	70,000	68,711
3.88%, 8/15/2022	158,000	160,667
4.13%, 6/15/2026	389,000	387,518
Camden Property Trust:
2.95%, 12/15/2022	300,000	292,878
3.50%, 9/15/2024	50,000	49,313
4.63%, 6/15/2021	50,000	53,186
CBL & Associates L.P.:
5.25%, 12/1/2023	763,000	750,685
5.95%, 12/15/2026	770,000	778,231
Columbia Property Trust Operating Partnership L.P.:
3.65%, 8/15/2026	900,000	853,659
4.15%, 4/1/2025	50,000	49,428
Corporate Office Properties L.P.:
3.60%, 5/15/2023	100,000	95,213
3.70%, 6/15/2021	150,000	151,804
5.00%, 7/1/2025	200,000	203,102
5.25%, 2/15/2024	300,000	315,774
Crown Castle International Corp.:
2.25%, 9/1/2021	625,000	600,812
3.40%, 2/15/2021	505,000	511,292
3.70%, 6/15/2026	325,000	318,354
4.45%, 2/15/2026	500,000	516,905
4.88%, 4/15/2022	325,000	347,727
5.25%, 1/15/2023	669,000	725,811
CubeSmart L.P.:
3.13%, 9/1/2026	350,000	327,768
4.00%, 11/15/2025	150,000	151,908
4.38%, 12/15/2023	100,000	104,523
DDR Corp.:
3.38%, 5/15/2023	300,000	290,739
3.50%, 1/15/2021	100,000	101,198
3.63%, 2/1/2025	165,000	158,583
4.25%, 2/1/2026	64,000	63,796
4.63%, 7/15/2022	245,000	258,872
7.88%, 9/1/2020	150,000	174,465
Digital Realty Trust L.P.:
3.40%, 10/1/2020	150,000	152,250
3.63%, 10/1/2022	288,000	290,036
3.95%, 7/1/2022	100,000	102,488
5.25%, 3/15/2021	475,000	514,453
5.88%, 2/1/2020	54,000	58,564

See accompanying notes to financial statements.

90

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Duke Realty L.P.:
3.25%, 6/30/2026	$300,000	$287,613
3.88%, 2/15/2021	250,000	259,810
3.88%, 10/15/2022	300,000	311,109
4.38%, 6/15/2022	250,000	265,475
EPR Properties:
4.50%, 4/1/2025	100,000	97,730
4.75%, 12/15/2026	750,000	744,217
5.75%, 8/15/2022	300,000	323,703
ERP Operating L.P.:
2.38%, 7/1/2019	398,000	400,571
2.85%, 11/1/2026	695,000	652,890
3.00%, 4/15/2023	244,000	239,623
3.38%, 6/1/2025	111,000	110,250
4.63%, 12/15/2021	92,000	99,612
4.75%, 7/15/2020	97,000	103,639
Essex Portfolio L.P.:
3.38%, 1/15/2023	85,000	84,956
3.38%, 4/15/2026	350,000	338,079
3.50%, 4/1/2025	100,000	98,313
3.88%, 5/1/2024	475,000	482,306
Federal Realty Investment Trust:
2.55%, 1/15/2021	183,000	182,733
3.00%, 8/1/2022	100,000	99,719
Government Properties Income Trust 3.75%, 8/15/2019	800,000	805,888
HCP, Inc.:
3.15%, 8/1/2022	375,000	369,874
3.40%, 2/1/2025	407,000	389,023
3.75%, 2/1/2019	350,000	359,359
3.88%, 8/15/2024	399,000	397,747
4.00%, 12/1/2022	650,000	668,635
4.00%, 6/1/2025	250,000	248,325
4.25%, 11/15/2023	180,000	184,444
5.38%, 2/1/2021	667,000	726,410
Healthcare Realty Trust, Inc. 3.88%, 5/1/2025	100,000	98,187
Healthcare Trust of America Holdings L.P.:
3.38%, 7/15/2021	100,000	100,354
3.50%, 8/1/2026	310,000	294,757
Highwoods Realty L.P.:
3.20%, 6/15/2021	300,000	300,534
3.63%, 1/15/2023	150,000	146,973
Hospitality Properties Trust:
4.25%, 2/15/2021	150,000	154,977
4.50%, 3/15/2025	250,000	243,358
4.65%, 3/15/2024	190,000	188,467
5.00%, 8/15/2022	278,000	292,653
5.25%, 2/15/2026	475,000	481,023
6.70%, 1/15/2018	300,000	307,356
Host Hotels & Resorts L.P.:
Series C, 4.75%, 3/1/2023.	400,000	415,352
Series D, 3.75%, 10/15/2023	245,000	239,845
Series E, 4.00%, 6/15/2025	565,000	555,271
Series F, 4.50%, 2/1/2026	39,000	39,372
Kilroy Realty L.P.:
4.38%, 10/1/2025	100,000	102,255
Series MTN, 4.80%, 7/15/2018	265,000	274,108

Kimco Realty Corp.:
2.70%, 3/1/2024	600,000	574,404
2.80%, 10/1/2026	350,000	325,262
3.13%, 6/1/2023	300,000	296,313
3.20%, 5/1/2021	88,000	89,041
3.40%, 11/1/2022	150,000	151,901
6.88%, 10/1/2019	100,000	111,941
Kite Realty Group L.P. 4.00%, 10/1/2026	150,000	143,018
Liberty Property L.P.:
3.25%, 10/1/2026	300,000	285,228
4.13%, 6/15/2022	125,000	129,569
4.40%, 2/15/2024	200,000	209,266
4.75%, 10/1/2020	500,000	528,115
Lifestorage L.P. 3.50%, 7/1/2026	275,000	262,124
Mack-Cali Realty L.P.:
3.15%, 5/15/2023	100,000	90,644
4.50%, 4/18/2022	100,000	99,968
Mid-America Apartments L.P.:
4.00%, 11/15/2025	300,000	303,177
4.30%, 10/15/2023	125,000	129,648
National Retail Properties, Inc.:
3.60%, 12/15/2026	1,000,000	987,730
3.80%, 10/15/2022	100,000	102,913
3.90%, 6/15/2024	150,000	153,081
4.00%, 11/15/2025	330,000	335,412
Omega Healthcare Investors, Inc.:
4.38%, 8/1/2023	1,235,000	1,217,783
4.95%, 4/1/2024	200,000	201,328
5.88%, 3/15/2024	200,000	204,240
Piedmont Operating Partnership L.P. 4.45%, 3/15/2024	750,000	738,982
Rayonier, Inc. 3.75%, 4/1/2022	100,000	99,335
Realty Income Corp.:
2.00%, 1/31/2018	450,000	451,057
3.25%, 10/15/2022	150,000	150,542
3.88%, 7/15/2024	450,000	457,034
4.13%, 10/15/2026	10,000	10,280
4.65%, 8/1/2023	44,000	47,008
6.75%, 8/15/2019	400,000	446,804
Regency Centers L.P. 3.75%, 6/15/2024	21,000	21,302
Retail Opportunity Investments Partnership L.P.:
4.00%, 12/15/2024	250,000	238,475
5.00%, 12/15/2023	490,000	500,055
Retail Properties of America, Inc. 4.00%, 3/15/2025	50,000	47,709
Select Income REIT:
2.85%, 2/1/2018	430,000	430,899
3.60%, 2/1/2020	300,000	299,121
4.50%, 2/1/2025	650,000	623,435
Senior Housing Properties Trust:
3.25%, 5/1/2019	375,000	375,536
4.75%, 5/1/2024	150,000	150,601
Simon Property Group L.P.:
2.20%, 2/1/2019	66,000	66,515

See accompanying notes to financial statements.

91

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

2.35%, 1/30/2022	$500,000	$492,590
2.50%, 9/1/2020	150,000	150,386
2.50%, 7/15/2021	240,000	240,000
2.75%, 2/1/2023	175,000	172,051
3.25%, 11/30/2026	350,000	343,623
3.30%, 1/15/2026	278,000	276,057
3.38%, 3/15/2022	468,000	482,676
3.38%, 10/1/2024	516,000	521,155
3.50%, 9/1/2025	230,000	232,659
3.75%, 2/1/2024	436,000	450,767
4.13%, 12/1/2021	425,000	452,323
4.38%, 3/1/2021	158,000	168,799
5.65%, 2/1/2020	1,742,000	1,902,229
SL Green Realty Corp. 5.00%, 8/15/2018	100,000	103,565
Tanger Properties L.P.:
3.13%, 9/1/2026	425,000	398,943
3.75%, 12/1/2024	50,000	49,883
3.88%, 12/1/2023	150,000	151,983
6.13%, 6/1/2020	300,000	330,357
UDR, Inc.:
Series 0001, 4.63%, 1/10/2022	50,000	53,400
Series MTN, 2.95%, 9/1/2026	410,000	382,682
Series MTN, 3.75%, 7/1/2024	25,000	25,208
Series MTN, 4.00%, 10/1/2025	150,000	153,489
Series MTN, 4.25%, 6/1/2018	265,000	273,504
Ventas Realty L.P.:
3.13%, 6/15/2023	400,000	391,760
3.25%, 10/15/2026 (a)	400,000	379,740
3.50%, 2/1/2025	295,000	290,068
4.13%, 1/15/2026	308,000	314,871
Ventas Realty L.P. / Ventas Capital Corp.:
2.70%, 4/1/2020	225,000	225,749
3.25%, 8/15/2022	10,000	10,088
4.00%, 4/30/2019	228,000	236,021
4.25%, 3/1/2022	443,000	467,826
4.75%, 6/1/2021	400,000	429,772
Ventas Realty L.P./Ventas Capital Corp. 2.00%, 2/15/2018	325,000	325,647
VEREIT Operating Partnership L.P.:
3.00%, 2/6/2019	375,000	374,062
4.13%, 6/1/2021	200,000	203,000
4.60%, 2/6/2024	250,000	251,094
4.88%, 6/1/2026	305,000	308,538
Vornado Realty L.P. 5.00%, 1/15/2022	450,000	484,479
Washington Real Estate Investment Trust 3.95%, 10/15/2022	100,000	99,541
Weingarten Realty Investors:
3.25%, 8/15/2026	300,000	282,462
3.38%, 10/15/2022	250,000	248,192
3.85%, 6/1/2025	50,000	49,568
Welltower, Inc.:
2.25%, 3/15/2018	250,000	250,995
4.00%, 6/1/2025	730,000	745,184
4.13%, 4/1/2019	150,000	155,408

4.50%, 1/15/2024	100,000	105,601
4.95%, 1/15/2021	350,000	376,229
5.25%, 1/15/2022	331,000	363,733
6.13%, 4/15/2020	150,000	165,894
Weyerhaeuser Co.:
4.63%, 9/15/2023	299,000	320,516
7.38%, 10/1/2019	600,000	673,602
WP Carey, Inc.:
4.00%, 2/1/2025	200,000	192,616
4.60%, 4/1/2024	300,000	303,873

		66,156,211

RETAIL — 3.2%
Advance Auto Parts, Inc.:
4.50%, 1/15/2022	100,000	104,276
5.75%, 5/1/2020	150,000	162,574
AutoNation, Inc.:
3.35%, 1/15/2021	50,000	50,152
4.50%, 10/1/2025	145,000	146,295
5.50%, 2/1/2020	300,000	321,801
6.75%, 4/15/2018	375,000	395,918
AutoZone, Inc.:
1.63%, 4/21/2019	55,000	54,458
2.50%, 4/15/2021	80,000	79,024
3.13%, 7/15/2023	100,000	98,893
3.13%, 4/21/2026	175,000	168,548
3.25%, 4/15/2025	235,000	230,258
3.70%, 4/15/2022	150,000	154,947
4.00%, 11/15/2020	452,000	472,977
7.13%, 8/1/2018	200,000	216,252
Bed Bath & Beyond, Inc. 3.75%, 8/1/2024 (a)	200,000	200,502
Best Buy Co., Inc.:
5.00%, 8/1/2018	330,000	344,674
5.50%, 3/15/2021	450,000	492,642
Coach, Inc. 4.25%, 4/1/2025 (a)	140,000	140,083
Costco Wholesale Corp.:
1.70%, 12/15/2019	706,000	704,934
1.75%, 2/15/2020	465,000	461,299
2.25%, 2/15/2022	170,000	168,458
CVS Health Corp.:
1.90%, 7/20/2018	1,275,000	1,279,233
2.13%, 6/1/2021	947,000	928,818
2.25%, 12/5/2018	882,000	889,471
2.25%, 8/12/2019 (a)	569,000	571,652
2.75%, 12/1/2022	451,000	443,734
2.80%, 7/20/2020	1,579,000	1,601,974
2.88%, 6/1/2026	950,000	904,733
3.38%, 8/12/2024	305,000	305,634
3.50%, 7/20/2022	732,000	751,252
3.88%, 7/20/2025	955,000	985,130
4.00%, 12/5/2023	605,000	632,600
4.13%, 5/15/2021	250,000	263,975
4.75%, 12/1/2022	100,000	108,422
Dollar General Corp.:
3.25%, 4/15/2023	490,000	484,713
4.15%, 11/1/2025	125,000	128,357
Home Depot, Inc.:
2.00%, 6/15/2019	401,000	404,300

See accompanying notes to financial statements.

92

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

2.00%, 4/1/2021	$715,000	$708,901
2.13%, 9/15/2026	475,000	439,028
2.25%, 9/10/2018	499,000	505,472
2.63%, 6/1/2022	980,000	983,371
2.70%, 4/1/2023	555,000	552,797
3.00%, 4/1/2026 (a)	685,000	682,534
3.35%, 9/15/2025	662,000	678,451
3.75%, 2/15/2024	687,000	723,672
3.95%, 9/15/2020	250,000	265,225
4.40%, 4/1/2021	360,000	389,480
Kohl’s Corp.:
4.00%, 11/1/2021	400,000	419,100
4.25%, 7/17/2025 (a)	250,000	251,310
4.75%, 12/15/2023	200,000	210,408
Lowe’s Cos., Inc.:
1.15%, 4/15/2019	300,000	296,241
2.50%, 4/15/2026	800,000	758,912
3.12%, 4/15/2022	473,000	483,657
3.13%, 9/15/2024	486,000	488,634
3.38%, 9/15/2025	545,000	555,644
3.88%, 9/15/2023	206,000	218,111
4.63%, 4/15/2020	136,000	145,574
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023 (a)	305,000	290,134
3.45%, 1/15/2021	250,000	254,980
3.63%, 6/1/2024 (a)	387,000	379,229
3.88%, 1/15/2022 (a)	380,000	389,017
4.38%, 9/1/2023	90,000	92,251
6.65%, 7/15/2024	605,000	689,198
McDonald’s Corp.:
2.75%, 12/9/2020 (a)	556,000	563,328
Series MTN, 2.10%, 12/7/2018	401,000	403,306
Series MTN, 2.20%, 5/26/2020 (a)	250,000	250,002
Series MTN, 2.63%, 1/15/2022	797,000	793,198
Series MTN, 3.25%, 6/10/2024	186,000	189,112
Series MTN, 3.38%, 5/26/2025	425,000	424,889
Series MTN, 3.50%, 7/15/2020	55,000	57,174
Series MTN, 3.63%, 5/20/2021	50,000	52,019
Series MTN, 3.70%, 1/30/2026	1,067,000	1,085,320
Series MTN, 5.00%, 2/1/2019	325,000	344,890
Series MTN, 5.35%, 3/1/2018	499,000	520,043
Nordstrom, Inc.:
4.00%, 10/15/2021	150,000	156,955
4.75%, 5/1/2020	267,000	284,419
6.25%, 1/15/2018	345,000	360,242
O’Reilly Automotive, Inc.:
3.55%, 3/15/2026	500,000	496,895
3.80%, 9/1/2022	73,000	75,435
4.63%, 9/15/2021	100,000	106,838
4.88%, 1/14/2021	27,000	29,014
QVC, Inc.:
4.38%, 3/15/2023	955,000	941,869
4.45%, 2/15/2025	275,000	262,625
4.85%, 4/1/2024	300,000	295,125
5.13%, 7/2/2022	300,000	309,750
Ross Stores, Inc. 3.38%, 9/15/2024	100,000	100,251
Signet UK Finance PLC 4.70%, 6/15/2024	525,000	501,512

Staples, Inc.:
2.75%, 1/12/2018	28,000	28,156
4.38%, 1/12/2023	1,215,000	1,220,966
Starbucks Corp.:
2.00%, 12/5/2018	250,000	252,235
2.10%, 2/4/2021	567,000	564,397
2.45%, 6/15/2026	100,000	94,920
2.70%, 6/15/2022	165,000	165,784
3.85%, 10/1/2023	456,000	485,590
Target Corp.:
2.30%, 6/26/2019	635,000	643,966
2.50%, 4/15/2026 (a)	560,000	533,478
2.90%, 1/15/2022	530,000	539,895
3.50%, 7/1/2024	173,000	179,868
3.88%, 7/15/2020	413,000	437,065
6.00%, 1/15/2018	760,000	794,405
TJX Cos., Inc.:
2.25%, 9/15/2026	974,000	896,713
2.50%, 5/15/2023	125,000	122,247
2.75%, 6/15/2021	200,000	203,210
Wal-Mart Stores, Inc.:
1.13%, 4/11/2018	863,000	860,825
1.95%, 12/15/2018	204,000	205,795
2.55%, 4/11/2023	1,003,000	993,161
3.25%, 10/25/2020	1,034,000	1,076,559
3.30%, 4/22/2024 (a)	655,000	673,648
3.63%, 7/8/2020	401,000	422,105
4.13%, 2/1/2019	100,000	104,924
4.25%, 4/15/2021	230,000	248,770
5.80%, 2/15/2018	1,250,000	1,311,525
6.75%, 10/15/2023	100,000	123,542
Walgreen Co.:
3.10%, 9/15/2022	527,000	526,710
5.25%, 1/15/2019	64,000	67,656
Walgreens Boots Alliance, Inc.:
1.75%, 5/30/2018	535,000	535,492
2.60%, 6/1/2021	730,000	724,591
2.70%, 11/18/2019	686,000	694,657
3.10%, 6/1/2023 (a)	485,000	481,086
3.30%, 11/18/2021	1,145,000	1,166,354
3.45%, 6/1/2026	938,000	920,882
3.80%, 11/18/2024	793,000	805,252

		55,414,934

SAVINGS & LOANS — 0.0% (e)
People’s United Financial, Inc. 3.65%, 12/6/2022	195,000	195,874

SEMICONDUCTORS — 1.0%
Altera Corp.:
2.50%, 11/15/2018	120,000	122,176
4.10%, 11/15/2023	250,000	268,680
Analog Devices, Inc.:
2.50%, 12/5/2021	450,000	446,355
2.88%, 6/1/2023	300,000	293,322
3.13%, 12/5/2023	750,000	745,185
3.50%, 12/5/2026	600,000	596,076
3.90%, 12/15/2025	210,000	214,914
Applied Materials, Inc.:
2.63%, 10/1/2020	168,000	169,391

See accompanying notes to financial statements.

93

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

3.90%, 10/1/2025	$310,000	$326,160
4.30%, 6/15/2021	251,000	269,351
Intel Corp.:
1.70%, 5/19/2021	100,000	97,611
2.45%, 7/29/2020	725,000	734,128
2.60%, 5/19/2026	500,000	483,160
2.70%, 12/15/2022	731,000	733,076
3.10%, 7/29/2022 (a)	368,000	377,910
3.30%, 10/1/2021	731,000	760,050
3.70%, 7/29/2025	1,094,000	1,150,407
KLA-Tencor Corp.:
3.38%, 11/1/2019	15,000	15,371
4.13%, 11/1/2021	496,000	516,410
4.65%, 11/1/2024	600,000	633,888
Lam Research Corp.:
2.75%, 3/15/2020	357,000	357,353
2.80%, 6/15/2021	350,000	347,578
3.80%, 3/15/2025	100,000	99,843
Maxim Integrated Products, Inc.:
2.50%, 11/15/2018	177,000	178,605
3.38%, 3/15/2023	325,000	317,658
NVIDIA Corp.:
2.20%, 9/16/2021	410,000	399,779
3.20%, 9/16/2026	350,000	336,294
QUALCOMM, Inc.:
1.40%, 5/18/2018	668,000	667,198
2.25%, 5/20/2020	780,000	779,922
3.00%, 5/20/2022	1,116,000	1,129,414
3.45%, 5/20/2025	1,147,000	1,167,199
Semiconductor Manufacturing International Corp. 4.13%, 10/7/2019 (c)	250,000	256,641
Texas Instruments, Inc.:
1.00%, 5/1/2018	35,000	34,788
1.65%, 8/3/2019	452,000	450,825
1.75%, 5/1/2020	350,000	346,525
1.85%, 5/15/2022	250,000	240,692
2.25%, 5/1/2023	465,000	447,567
Xilinx, Inc.:
2.13%, 3/15/2019	171,000	170,786
3.00%, 3/15/2021	230,000	232,305

		16,914,593

SOFTWARE — 2.5%
Activision Blizzard, Inc.:
2.30%, 9/15/2021 (c)	280,000	273,041
3.40%, 9/15/2026 (c)	425,000	403,185
Adobe Systems, Inc.:
3.25%, 2/1/2025	455,000	454,877
4.75%, 2/1/2020	250,000	268,300
Autodesk, Inc. 4.38%, 6/15/2025	450,000	461,952
Broadridge Financial Solutions, Inc.:
3.40%, 6/27/2026	480,000	461,112
3.95%, 9/1/2020	100,000	103,992
CA, Inc.:
2.88%, 8/15/2018	150,000	151,464
3.60%, 8/1/2020	100,000	102,338
4.50%, 8/15/2023	350,000	365,270

Dun & Bradstreet Corp.:
4.00%, 6/15/2020	100,000	102,093
4.38%, 12/1/2022	350,000	351,778
Electronic Arts, Inc.:
3.70%, 3/1/2021	450,000	465,165
4.80%, 3/1/2026	350,000	369,638
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018	110,000	110,250
2.25%, 8/15/2021	320,000	310,021
2.85%, 10/15/2018	185,000	188,119
3.00%, 8/15/2026	800,000	751,968
3.50%, 4/15/2023	374,000	378,480
3.63%, 10/15/2020	740,000	765,345
3.88%, 6/5/2024	416,000	424,807
4.50%, 10/15/2022	140,000	149,094
5.00%, 3/15/2022	626,000	643,415
5.00%, 10/15/2025	904,000	984,564
Fiserv, Inc.:
2.70%, 6/1/2020	490,000	492,479
3.50%, 10/1/2022	250,000	254,975
3.85%, 6/1/2025	800,000	813,600
4.63%, 10/1/2020	150,000	160,122
4.75%, 6/15/2021	40,000	43,070
Microsoft Corp.:
1.00%, 5/1/2018	440,000	438,689
1.10%, 8/8/2019	2,040,000	2,012,644
1.30%, 11/3/2018	438,000	437,742
1.55%, 8/8/2021	1,985,000	1,922,036
1.63%, 12/6/2018	99,000	99,528
1.85%, 2/12/2020 (a)	877,000	875,606
2.00%, 11/3/2020	1,101,000	1,101,870
2.00%, 8/8/2023	1,425,000	1,361,815
2.13%, 11/15/2022	333,000	324,782
2.38%, 2/12/2022	623,000	620,614
2.38%, 5/1/2023	535,000	524,808
2.40%, 8/8/2026	1,168,000	1,102,323
2.65%, 11/3/2022	500,000	501,610
2.70%, 2/12/2025	1,106,000	1,083,548
3.00%, 10/1/2020	398,000	411,635
3.13%, 11/3/2025	1,137,000	1,149,007
3.63%, 12/15/2023	635,000	667,531
4.00%, 2/8/2021	385,000	412,624
4.20%, 6/1/2019	435,000	461,779
Oracle Corp.:
1.90%, 9/15/2021	3,065,000	2,993,310
2.25%, 10/8/2019	1,086,000	1,097,468
2.38%, 1/15/2019	621,000	629,886
2.40%, 9/15/2023	1,002,000	969,154
2.50%, 5/15/2022	1,355,000	1,343,090
2.50%, 10/15/2022	1,180,000	1,165,734
2.65%, 7/15/2026	1,410,000	1,337,371
2.80%, 7/8/2021	808,000	822,552
2.95%, 5/15/2025	1,202,000	1,176,926
3.40%, 7/8/2024	1,090,000	1,109,424
3.63%, 7/15/2023	438,000	457,837
3.88%, 7/15/2020	507,000	537,248
5.00%, 7/8/2019	829,000	893,447

See accompanying notes to financial statements.

94

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

5.75%, 4/15/2018	$1,196,000	$1,262,055

		42,110,207

TELECOMMUNICATIONS — 4.4%
America Movil SAB de CV:
3.13%, 7/16/2022	1,125,000	1,109,419
5.00%, 10/16/2019	400,000	428,636
5.00%, 3/30/2020	750,000	802,560
AT&T, Inc.:
2.30%, 3/11/2019	1,052,000	1,055,398
2.38%, 11/27/2018	926,000	933,454
2.45%, 6/30/2020	1,609,000	1,596,450
2.63%, 12/1/2022	700,000	671,867
2.80%, 2/17/2021	1,064,000	1,055,052
3.00%, 2/15/2022	937,000	926,506
3.00%, 6/30/2022	1,479,000	1,452,851
3.40%, 5/15/2025	2,145,000	2,066,729
3.60%, 2/17/2023	1,263,000	1,268,507
3.80%, 3/15/2022	859,000	877,898
3.88%, 8/15/2021	887,000	916,040
3.90%, 3/11/2024	365,000	369,055
3.95%, 1/15/2025	687,000	690,167
4.13%, 2/17/2026 (a)	1,345,000	1,362,606
4.45%, 5/15/2021	581,000	613,048
4.45%, 4/1/2024	694,000	723,599
4.60%, 2/15/2021	555,000	587,617
5.00%, 3/1/2021	930,000	999,796
5.20%, 3/15/2020	801,000	861,476
5.50%, 2/1/2018	1,364,000	1,417,646
5.60%, 5/15/2018	594,000	623,777
5.80%, 2/15/2019	1,211,000	1,300,020
5.88%, 10/1/2019	600,000	654,990
British Telecommunications PLC:
2.35%, 2/14/2019	615,000	617,983
5.95%, 1/15/2018	470,000	489,688
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	489,000	495,787
Cisco Systems, Inc.:
1.40%, 2/28/2018	762,000	762,518
1.40%, 9/20/2019	750,000	741,435
1.60%, 2/28/2019	480,000	478,882
1.65%, 6/15/2018	1,134,000	1,137,107
1.85%, 9/20/2021	400,000	390,232
2.13%, 3/1/2019	743,000	749,472
2.20%, 2/28/2021	780,000	777,527
2.20%, 9/20/2023	480,000	461,683
2.45%, 6/15/2020	1,134,000	1,145,862
2.50%, 9/20/2026	400,000	380,592
2.60%, 2/28/2023	380,000	377,044
2.90%, 3/4/2021	55,000	56,278
2.95%, 2/28/2026	590,000	584,442
3.00%, 6/15/2022	150,000	153,138
3.50%, 6/15/2025 (a)	105,000	108,995
3.63%, 3/4/2024	1,028,000	1,075,267
4.45%, 1/15/2020	1,266,000	1,354,379
4.95%, 2/15/2019	1,246,000	1,329,432
Deutsche Telekom International Finance B.V.:
6.00%, 7/8/2019	350,000	382,739
6.75%, 8/20/2018	300,000	323,385

GTE Corp. 6.84%, 4/15/2018	21,000	22,256
Juniper Networks, Inc.:
3.13%, 2/26/2019	150,000	152,407
3.30%, 6/15/2020	100,000	101,531
4.35%, 6/15/2025 (a)	30,000	30,220
4.50%, 3/15/2024	325,000	334,958
4.60%, 3/15/2021	115,000	122,519
Motorola Solutions, Inc.:
3.50%, 9/1/2021	400,000	403,968
3.50%, 3/1/2023	585,000	574,751
3.75%, 5/15/2022	486,000	489,003
4.00%, 9/1/2024 (a)	262,000	262,422
Orange SA:
1.63%, 11/3/2019	750,000	739,005
2.75%, 2/6/2019	895,000	906,680
4.13%, 9/14/2021	200,000	211,390
5.38%, 7/8/2019	400,000	430,924
Pacific Bell Telephone Co. 7.13%, 3/15/2026	151,000	181,667
Qwest Corp.:
6.75%, 12/1/2021	750,000	815,625
7.25%, 9/15/2025	950,000	1,009,375
Rogers Communications, Inc.:
2.90%, 11/15/2026	400,000	376,304
3.00%, 3/15/2023	250,000	248,365
3.63%, 12/15/2025	100,000	100,929
4.10%, 10/1/2023	555,000	578,743
6.80%, 8/15/2018	1,355,000	1,460,324
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	477,000	478,536
Telefonica Emisiones SAU:
3.19%, 4/27/2018	450,000	456,201
4.57%, 4/27/2023	250,000	261,790
5.13%, 4/27/2020	280,000	299,645
5.46%, 2/16/2021	1,320,000	1,437,322
5.88%, 7/15/2019	410,000	444,223
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	150,000	162,650
TELUS Corp. 2.80%, 2/16/2027 (a)	200,000	186,860
Verizon Communications, Inc.:
1.38%, 8/15/2019	605,000	594,128
1.75%, 8/15/2021	650,000	623,291
2.45%, 11/1/2022 (a)	764,000	736,901
2.55%, 6/17/2019	250,000	253,133
2.63%, 2/21/2020	1,796,000	1,812,272
2.63%, 8/15/2026 (a)	927,000	852,710
3.00%, 11/1/2021	796,000	802,002
3.45%, 3/15/2021	450,000	463,230
3.50%, 11/1/2021	1,010,000	1,040,239
3.50%, 11/1/2024	1,438,000	1,436,202
3.65%, 9/14/2018	1,285,000	1,327,097
4.15%, 3/15/2024	682,000	710,433
4.50%, 9/15/2020	2,212,000	2,361,222
4.60%, 4/1/2021	650,000	697,301
5.15%, 9/15/2023	4,191,000	4,626,319
5.50%, 2/15/2018	527,000	549,656
6.10%, 4/15/2018	684,000	722,878

See accompanying notes to financial statements.

95

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Vodafone Group PLC:
1.50%, 2/19/2018	$718,000	$715,308
2.50%, 9/26/2022	753,000	720,711
2.95%, 2/19/2023	982,000	952,422
4.38%, 3/16/2021	249,000	263,793
4.63%, 7/15/2018	329,000	341,722
5.45%, 6/10/2019	425,000	457,419

		76,080,013

TEXTILES — 0.0% (e)
Cintas Corp. No 2 4.30%, 6/1/2021	250,000	264,893
Mohawk Industries, Inc. 3.85%, 2/1/2023	218,000	222,580

		487,473

TOBACCO — 0.1%
Reynolds American, Inc.:
4.45%, 6/12/2025	330,000	348,249
6.88%, 5/1/2020	300,000	340,020
8.13%, 6/23/2019	965,000	1,100,698

		1,788,967

TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc. 3.15%, 5/15/2021	100,000	101,012
Mattel, Inc.:
1.70%, 3/15/2018	45,000	44,898
2.35%, 5/6/2019	440,000	440,951
2.35%, 8/15/2021	450,000	439,002
3.15%, 3/15/2023	150,000	147,063
4.35%, 10/1/2020	75,000	78,956

		1,251,882

TRANSPORTATION — 1.3%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	405,000	408,949
3.05%, 3/15/2022	730,000	746,534
3.05%, 9/1/2022	111,000	113,313
3.40%, 9/1/2024	300,000	308,544
3.45%, 9/15/2021	200,000	208,508
3.60%, 9/1/2020	75,000	78,105
3.65%, 9/1/2025	200,000	208,748
3.75%, 4/1/2024	775,000	814,889
3.85%, 9/1/2023	606,000	641,215
4.10%, 6/1/2021	100,000	105,994
4.70%, 10/1/2019	200,000	214,524
5.75%, 3/15/2018	356,000	373,814
Canadian National Railway Co.:
2.25%, 11/15/2022	100,000	97,271
2.75%, 3/1/2026	465,000	452,784
2.85%, 12/15/2021	50,000	50,812
2.95%, 11/21/2024	435,000	435,539
5.55%, 5/15/2018	180,000	189,317
5.55%, 3/1/2019	251,000	270,212
Canadian Pacific Railway Co.:
2.90%, 2/1/2025	175,000	171,430
3.70%, 2/1/2026	39,000	40,214
4.50%, 1/15/2022	150,000	161,399
6.50%, 5/15/2018	300,000	318,201
7.25%, 5/15/2019	115,000	128,604

CSX Corp.:
2.60%, 11/1/2026 (a)	600,000	562,416
3.35%, 11/1/2025	350,000	350,907
3.40%, 8/1/2024 (a)	200,000	203,196
3.70%, 10/30/2020	225,000	233,401
3.70%, 11/1/2023	114,000	118,223
FedEx Corp.:
2.30%, 2/1/2020	250,000	250,075
2.63%, 8/1/2022	189,000	188,214
2.70%, 4/15/2023	100,000	98,671
3.20%, 2/1/2025	250,000	249,020
3.25%, 4/1/2026 (a)	385,000	382,020
4.00%, 1/15/2024	425,000	449,365
8.00%, 1/15/2019	450,000	502,916
JB Hunt Transport Services, Inc.:
2.40%, 3/15/2019	50,000	50,209
3.30%, 8/15/2022	200,000	198,914
3.85%, 3/15/2024	150,000	152,028
Kansas City Southern:
2.35%, 5/15/2020	250,000	246,432
3.00%, 5/15/2023	200,000	193,548
3.13%, 6/1/2026	155,000	147,676
Norfolk Southern Corp.:
2.90%, 6/15/2026	335,000	322,535
2.90%, 2/15/2023	460,000	455,832
3.00%, 4/1/2022	414,000	418,074
3.25%, 12/1/2021	400,000	410,240
5.59%, 5/17/2025	100,000	113,342
5.75%, 4/1/2018	392,000	411,439
5.90%, 6/15/2019	265,000	288,646
Ryder System, Inc.:
Series MTN, 2.25%, 9/1/2021	600,000	584,988
Series MTN, 2.35%, 2/26/2019	150,000	150,504
Series MTN, 2.45%, 11/15/2018	150,000	151,323
Series MTN, 2.45%, 9/3/2019	250,000	250,852
Series MTN, 2.50%, 3/1/2018	50,000	50,392
Series MTN, 2.50%, 5/11/2020	150,000	149,330
Series MTN, 2.55%, 6/1/2019	150,000	151,080
Series MTN, 2.65%, 3/2/2020	100,000	100,382
Series MTN, 2.88%, 9/1/2020	250,000	252,310
Union Pacific Corp.:
1.80%, 2/1/2020	205,000	203,069
2.25%, 2/15/2019	450,000	453,722
2.75%, 4/15/2023	400,000	396,888
2.75%, 3/1/2026	508,000	495,051
2.95%, 1/15/2023	200,000	201,150
3.25%, 8/15/2025	100,000	101,413
3.65%, 2/15/2024	231,000	240,577
3.75%, 3/15/2024	150,000	156,813
4.00%, 2/1/2021	12,000	12,689
4.16%, 7/15/2022	1,244,000	1,337,997
United Parcel Service of America, Inc. 8.38%, 4/1/2020	100,000	118,646
United Parcel Service, Inc.:
2.40%, 11/15/2026	400,000	378,228
2.45%, 10/1/2022	837,000	832,020
3.13%, 1/15/2021	400,000	412,764
5.13%, 4/1/2019	493,000	529,112

See accompanying notes to financial statements.

96

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

5.50%, 1/15/2018	$331,000	$344,763

		21,592,322

TRUCKING & LEASING — 0.1%
GATX Corp.:
2.38%, 7/30/2018	232,000	233,088
2.50%, 3/15/2019	75,000	75,080
2.60%, 3/30/2020 (a)	175,000	173,609
3.25%, 3/30/2025	200,000	191,924
3.25%, 9/15/2026	250,000	235,900
4.75%, 6/15/2022	100,000	107,599
4.85%, 6/1/2021	175,000	187,261

		1,204,461

WATER — 0.1%
American Water Capital Corp.:
3.00%, 12/1/2026	500,000	491,165
3.40%, 3/1/2025	353,000	360,798
3.85%, 3/1/2024	150,000	157,714

		1,009,677

TOTAL CORPORATE BONDS & NOTES (Cost $1,704,395,529)		1,696,007,540

	Shares

SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (f) (g)	2,458,892	2,458,892
State Street Navigator Securities Lending Government Money Market Portfolio (g) (h)	4,598,908	4,598,908

TOTAL SHORT-TERM INVESTMENTS (Cost $7,057,800)		7,057,800

TOTAL INVESTMENTS — 99.4% (Cost $1,711,453,329)		1,703,065,340
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		10,621,069

NET ASSETS — 100.0%		$1,713,686,409

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of December 31, 2016. Maturity date shown is the final maturity.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.3% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2016.
(e)	Amount is less than 0.05% of net assets.
(f)	The rate shown is the annualized seven-day yield at December 31, 2016.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

GMTN = Global Medium Term Note

MTN = Medium Term Note

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$4,513,622	$—	$4,513,622
Aerospace & Defense	—	19,559,448	—	19,559,448
Agriculture	—	15,675,101	—	15,675,101
Airlines	—	4,256,769	—	4,256,769
Apparel	—	2,426,545	—	2,426,545
Auto Manufacturers	—	46,131,941	—	46,131,941

See accompanying notes to financial statements.

97

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Auto Parts & Equipment	$—	$2,480,032	$—	$2,480,032
Banks	—	446,148,458	—	446,148,458
Beverages	—	51,766,398	—	51,766,398
Biotechnology	—	23,270,374	—	23,270,374
Chemicals	—	28,692,986	—	28,692,986
Commercial Services	—	10,916,818	—	10,916,818
Construction Materials	—	4,403,631	—	4,403,631
Diversified Financial Services	—	68,844,252	—	68,844,252
Electric	—	84,583,755	—	84,583,755
Electrical Components & Equipment	—	2,929,142	—	2,929,142
Electronics	—	13,813,913	—	13,813,913
Engineering & Construction	—	1,263,199	—	1,263,199
Environmental Control	—	3,928,627	—	3,928,627
Food	—	25,598,130	—	25,598,130
Forest Products & Paper	—	3,509,764	—	3,509,764
Gas	—	7,069,808	—	7,069,808
Hand & Machine Tools	—	1,760,105	—	1,760,105
Health Care Products	—	31,473,559	—	31,473,559
Health Care Services	—	24,433,686	—	24,433,686
Holding Companies-Divers	—	1,334,109	—	1,334,109
Home Builders	—	1,345,848	—	1,345,848
Home Furnishings	—	1,125,358	—	1,125,358
Household Products	—	5,758,767	—	5,758,767
Household Products & Wares	—	2,269,553	—	2,269,553
Housewares	—	4,565,419	—	4,565,419
Insurance	—	49,408,628	—	49,408,628
Internet	—	16,073,900	—	16,073,900
Investment Company Security	—	3,645,580	—	3,645,580
Iron/Steel	—	4,397,714	—	4,397,714
IT Services	—	48,350,393	—	48,350,393
Leisure Time	—	774,727	—	774,727
Lodging	—	3,731,146	—	3,731,146
Machinery, Construction & Mining	—	7,558,399	—	7,558,399
Machinery-Diversified	—	12,482,764	—	12,482,764
Media	—	47,014,629	—	47,014,629
Metal Fabricate & Hardware	—	1,840,177	—	1,840,177
Mining	—	10,176,898	—	10,176,898
Miscellaneous Manufacturer	—	12,371,579	—	12,371,579
Office & Business Equipment	—	4,142,016	—	4,142,016
Oil & Gas	—	89,714,034	—	89,714,034
Oil & Gas Services	—	5,753,820	—	5,753,820
Packaging & Containers	—	2,323,872	—	2,323,872
Pharmaceuticals	—	89,874,292	—	89,874,292
Pipelines	—	53,177,423	—	53,177,423
Real Estate	—	3,139,818	—	3,139,818
Real Estate Investment Trusts	—	66,156,211	—	66,156,211
Retail	—	55,414,934	—	55,414,934
Savings & Loans	—	195,874	—	195,874
Semiconductors	—	16,914,593	—	16,914,593
Software	—	42,110,207	—	42,110,207
Telecommunications	—	76,080,013	—	76,080,013
Textiles	—	487,473	—	487,473
Tobacco	—	1,788,967	—	1,788,967
Toys/Games/Hobbies	—	1,251,882	—	1,251,882
Transportation	—	21,592,322	—	21,592,322
Trucking & Leasing	—	1,204,461	—	1,204,461
Water	—	1,009,677	—	1,009,677
Short-Term Investments	7,057,800	—	—	7,057,800

TOTAL INVESTMENTS	$7,057,800	$1,696,007,540	$—	$1,703,065,340

See accompanying notes to financial statements.

98

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	2,977,223	$2,977,223	52,104,023	55,081,246	—	$—	$3,602	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	33,017,108	30,558,216	2,458,892	2,458,892	1,452	—
State Street Navigator Securities Lending Government Money Market Portfolio*	27,572,173	27,572,173	39,995,610	62,968,875	4,598,908	4,598,908	33,381	—

TOTAL		$30,549,396				$7,057,800	$38,435	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

99

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SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 98.8%
ADVERTISING — 0.0% (a)
WPP Finance 2010:
5.13%, 9/7/2042	$30,000	$29,793
5.63%, 11/15/2043	51,000	54,425

		84,218

AEROSPACE & DEFENSE — 1.9%
Boeing Co.:
3.38%, 6/15/2046	50,000	45,708
3.50%, 3/1/2045	17,000	15,753
6.13%, 2/15/2033	50,000	63,820
6.63%, 2/15/2038	94,000	126,802
6.88%, 3/15/2039	73,000	102,847
General Dynamics Corp. 3.60%, 11/15/2042	30,000	28,617
Harris Corp.:
4.85%, 4/27/2035	173,000	182,275
6.15%, 12/15/2040	30,000	35,384
Lockheed Martin Corp.:
3.60%, 3/1/2035	64,000	61,138
3.80%, 3/1/2045	221,000	210,054
4.07%, 12/15/2042	170,000	167,917
4.50%, 5/15/2036	34,000	36,353
4.70%, 5/15/2046	247,000	270,245
4.85%, 9/15/2041	124,000	136,628
5.72%, 6/1/2040	100,000	119,875
Series B, 6.15%, 9/1/2036	81,000	101,617
Northrop Grumman Corp.:
3.20%, 2/1/2027	100,000	99,030
3.85%, 4/15/2045	50,000	47,830
4.75%, 6/1/2043	189,000	206,605
5.05%, 11/15/2040	64,000	71,180
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	30,000	41,319
Raytheon Co.:
4.20%, 12/15/2044	17,000	17,404
4.70%, 12/15/2041	107,000	117,450
7.20%, 8/15/2027	30,000	40,181
Rockwell Collins, Inc. 4.80%, 12/15/2043	64,000	66,995
United Technologies Corp.:
3.75%, 11/1/2046	200,000	191,284
4.15%, 5/15/2045	64,000	65,165
4.50%, 6/1/2042	353,000	377,618
5.40%, 5/1/2035	64,000	75,040
5.70%, 4/15/2040	133,000	162,116
6.05%, 6/1/2036	124,000	155,212
6.13%, 7/15/2038	120,000	153,142
7.50%, 9/15/2029	86,000	120,012

		3,712,616

AGRICULTURE — 1.1%
Altria Group, Inc.:
3.88%, 9/16/2046	150,000	139,196
4.25%, 8/9/2042	174,000	171,738
4.50%, 5/2/2043	64,000	65,480
5.38%, 1/31/2044	182,000	212,068

Archer-Daniels-Midland Co.:
4.02%, 4/16/2043	112,000	110,041
4.54%, 3/26/2042 (b)	30,000	31,661
Philip Morris International, Inc.:
3.88%, 8/21/2042	154,000	144,033
4.13%, 3/4/2043	94,000	90,576
4.25%, 11/10/2044	135,000	133,623
4.50%, 3/20/2042	124,000	126,977
4.88%, 11/15/2043 (b)	88,000	95,100
6.38%, 5/16/2038	174,000	223,834
Reynolds American, Inc.:
5.70%, 8/15/2035	95,000	109,114
5.85%, 8/15/2045	308,000	366,261
6.15%, 9/15/2043	89,000	107,930

		2,127,632

AIRLINES — 0.3%
American Airlines 2014-1 Pass Through Trust Class A Series A, 3.70%, 4/1/2028	103,591	104,146
American Airlines 2015-1 Pass Through Trust, Class A 3.38%, 11/1/2028	71,550	70,306
American Airlines 2015-2 Pass Through Trust, Class AA 3.60%, 3/22/2029	1,953	1,956
American Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.58%, 7/15/2029	106,738	106,629
American Airlines 2016-2 Pass Through Trust, Class AA Series AA, 3.20%, 12/15/2029	50,000	48,342
American Airlines 2016-3 Pass Through Trust, Class AA 3.00%, 4/15/2030	60,000	57,275
United Airlines 2014-1 Pass Through Trust, Class A Series A, 4.00%, 10/11/2027	78,708	79,766
United Airlines 2014-2 Pass Through Trust, Class A Series A, 3.75%, 3/3/2028	62,193	62,183
United Airlines 2015-1 Pass Through Trust, Class AA 3.45%, 6/1/2029	20,492	20,402
US Airways 2013-1 Pass Through Trust, Class A 3.95%, 5/15/2027	7,552	7,661

		558,666

APPAREL — 0.2%
NIKE, Inc.:
3.38%, 11/1/2046	100,000	89,977
3.63%, 5/1/2043	30,000	28,213
3.88%, 11/1/2045	136,000	134,163
VF Corp. 6.45%, 11/1/2037	64,000	80,855

		333,208

See accompanying notes to financial statements.

100

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

AUTO MANUFACTURERS — 1.2%
Daimler Finance North America LLC 8.50%, 1/18/2031	$482,000	$726,726
Ford Motor Co.:
4.75%, 1/15/2043 (b)	260,000	247,255
5.29%, 12/8/2046	75,000	76,363
6.63%, 10/1/2028	94,000	110,471
7.40%, 11/1/2046	86,000	112,615
7.45%, 7/16/2031	294,000	369,443
General Motors Co.:
5.00%, 4/1/2035	88,000	85,360
6.25%, 10/2/2043	189,000	207,191
6.60%, 4/1/2036	220,000	249,700
6.75%, 4/1/2046	150,000	175,313

		2,360,437

AUTO PARTS & EQUIPMENT — 0.0% (a)
BorgWarner, Inc. 4.38%, 3/15/2045	50,000	48,247
Delphi Automotive PLC 4.40%, 10/1/2046	50,000	45,976

		94,223

BANKS — 9.1%
Bank of America Corp.:
6.11%, 1/29/2037	295,000	345,348
6.75%, 6/1/2028	86,000	102,146
7.75%, 5/14/2038	289,000	398,933
Series L, 4.18%, 11/25/2027	250,000	250,082
Series L, 4.75%, 4/21/2045	47,000	47,688
Series MTN, 3.25%, 10/21/2027	150,000	143,182
Series MTN, 4.88%, 4/1/2044	136,000	148,118
Series MTN, 5.00%, 1/21/2044	272,000	298,566
Series MTN, 5.88%, 2/7/2042	120,000	145,442
Bank of America NA 6.00%, 10/15/2036	214,000	259,794
Bank of New York Mellon Corp. Series MTN, 3.00%, 10/30/2028	85,000	80,741
Bank One Corp.:
7.63%, 10/15/2026 (b)	64,000	81,675
8.00%, 4/29/2027	172,000	223,466
Barclays PLC 5.25%, 8/17/2045	214,000	230,724
Citigroup, Inc.:
4.13%, 7/25/2028	200,000	197,384
4.45%, 9/29/2027	483,000	492,815
4.65%, 7/30/2045	194,000	205,180
4.75%, 5/18/2046	100,000	100,230
5.30%, 5/6/2044	88,000	95,090
5.88%, 2/22/2033	94,000	105,068
5.88%, 1/30/2042	154,000	182,895
6.00%, 10/31/2033	94,000	106,266
6.13%, 8/25/2036	85,000	98,467
6.63%, 1/15/2028	64,000	76,211
6.63%, 6/15/2032	136,000	164,771
6.68%, 9/13/2043	124,000	157,933
8.13%, 7/15/2039	279,000	415,425
Cooperatieve Rabobank UA:
5.25%, 8/4/2045	214,000	233,836
5.75%, 12/1/2043	214,000	248,347

Series MTN, 5.25%, 5/24/2041	200,000	233,024
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045	164,000	169,476
Fifth Third Bancorp 8.25%, 3/1/2038	136,000	192,172
First Republic Bank/CA 4.38%, 8/1/2046	50,000	45,179
Goldman Sachs Capital I 6.35%, 2/15/2034	154,000	180,690
Goldman Sachs Group, Inc.:
4.75%, 10/21/2045	319,000	336,596
5.15%, 5/22/2045	250,000	262,802
5.95%, 1/15/2027	250,000	284,150
6.13%, 2/15/2033	239,000	289,964
6.25%, 2/1/2041	365,000	452,158
6.45%, 5/1/2036	172,000	203,753
6.75%, 10/1/2037	679,000	838,647
Series MTN, 4.80%, 7/8/2044	219,000	229,648
HSBC Bank USA NA:
5.63%, 8/15/2035	129,000	145,556
5.88%, 11/1/2034	250,000	290,237
HSBC Holdings PLC:
5.25%, 3/14/2044	172,000	185,557
6.10%, 1/14/2042	94,000	116,575
6.50%, 5/2/2036	307,000	378,424
6.50%, 9/15/2037	153,000	189,599
6.80%, 6/1/2038	129,000	164,137
7.63%, 5/17/2032	124,000	158,565
HSBC USA, Inc. 7.20%, 7/15/2097	100,000	132,804
JPMorgan Chase & Co.:
3.63%, 12/1/2027	175,000	169,811
4.13%, 12/15/2026	124,000	126,515
4.25%, 10/1/2027	112,000	115,181
4.85%, 2/1/2044 (b)	207,000	230,049
4.95%, 6/1/2045	157,000	167,929
5.40%, 1/6/2042	224,000	261,856
5.50%, 10/15/2040	313,000	368,501
5.60%, 7/15/2041	154,000	184,033
5.63%, 8/16/2043	116,000	133,335
6.40%, 5/15/2038	310,000	403,918
Morgan Stanley:
3.95%, 4/23/2027	474,000	469,445
4.30%, 1/27/2045	350,000	349,538
6.38%, 7/24/2042	244,000	313,818
7.25%, 4/1/2032	44,000	59,708
Series MTN, 6.25%, 8/9/2026	43,000	51,099
Regions Bank 6.45%, 6/26/2037	54,000	59,683
Regions Financial Corp. 7.38%, 12/10/2037	50,000	60,721
Wachovia Corp.:
5.50%, 8/1/2035	35,000	38,760
7.50%, 4/15/2035	43,000	54,539
7.57%, 8/1/2026 (c)	89,000	108,914
Wells Fargo & Co.:
3.90%, 5/1/2045	502,000	477,342
4.40%, 6/14/2046	150,000	144,084

See accompanying notes to financial statements.

101

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

4.65%, 11/4/2044	$257,000	$255,098
5.38%, 2/7/2035	64,000	72,412
5.38%, 11/2/2043	529,000	584,429
5.61%, 1/15/2044	166,000	187,819
Series GMTN, 4.30%, 7/22/2027	399,000	410,300
Series GMTN, 4.90%, 11/17/2045.	202,000	208,115
Wells Fargo Bank NA:
5.85%, 2/1/2037	114,000	132,709
5.95%, 8/26/2036	235,000	273,244
6.60%, 1/15/2038	57,000	72,620
Wells Fargo Capital 5.95%, 12/1/2086	69,000	71,382

		17,732,443

BEVERAGES — 2.8%
Anheuser-Busch Cos. LLC:
5.95%, 1/15/2033	124,000	145,725
6.45%, 9/1/2037	75,000	95,415
Anheuser-Busch InBev Finance, Inc.:
4.63%, 2/1/2044	120,000	125,064
4.70%, 2/1/2036	886,000	937,299
4.90%, 2/1/2046	1,540,000	1,658,041
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	148,000	135,339
6.38%, 1/15/2040	140,000	176,112
8.00%, 11/15/2039	64,000	94,819
8.20%, 1/15/2039 (b)	47,000	70,687
Brown-Forman Corp. 4.50%, 7/15/2045	77,000	80,505
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	79,000	85,706
Diageo Capital PLC:
3.88%, 4/29/2043	64,000	60,620
5.88%, 9/30/2036	64,000	78,180
Diageo Investment Corp. 7.45%, 4/15/2035	64,000	88,954
Dr Pepper Snapple Group, Inc.:
3.43%, 6/15/2027	70,000	69,990
4.42%, 12/15/2046	50,000	51,408
4.50%, 11/15/2045	70,000	71,639
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043	86,000	81,728
Molson Coors Brewing Co.:
4.20%, 7/15/2046	210,000	195,938
5.00%, 5/1/2042	154,000	161,739
Pepsi Bottling Group, Inc. Series B, 7.00%, 3/1/2029	172,000	235,327
PepsiAmericas, Inc. 5.50%, 5/15/2035	64,000	75,883
PepsiCo, Inc.:
3.45%, 10/6/2046	115,000	104,441
4.00%, 3/5/2042	43,000	42,800
4.25%, 10/22/2044	151,000	156,016
4.45%, 4/14/2046	186,000	198,880
4.88%, 11/1/2040	174,000	193,829
5.50%, 1/15/2040	44,000	52,868

		5,524,952

BIOTECHNOLOGY — 1.8%
Amgen, Inc.:
4.40%, 5/1/2045	174,000	166,772
4.66%, 6/15/2051 (d)	350,000	339,570
4.95%, 10/1/2041	24,000	24,840
5.15%, 11/15/2041	112,000	118,804
5.38%, 5/15/2043	142,000	154,867
5.65%, 6/15/2042	124,000	138,890
5.75%, 3/15/2040	94,000	105,120
6.38%, 6/1/2037	107,000	129,130
6.40%, 2/1/2039	64,000	77,557
6.90%, 6/1/2038	94,000	120,430
Biogen, Inc. 5.20%, 9/15/2045	267,000	287,132
Celgene Corp.:
4.63%, 5/15/2044	164,000	161,551
5.00%, 8/15/2045	150,000	156,074
5.25%, 8/15/2043	30,000	31,887
Genentech, Inc. 5.25%, 7/15/2035	100,000	116,840
Gilead Sciences, Inc.:
2.95%, 3/1/2027	100,000	95,627
4.00%, 9/1/2036	35,000	33,599
4.15%, 3/1/2047	175,000	166,273
4.50%, 2/1/2045	159,000	159,076
4.60%, 9/1/2035	86,000	89,361
4.75%, 3/1/2046	366,000	382,203
4.80%, 4/1/2044	250,000	261,412
5.65%, 12/1/2041	204,000	236,348

		3,553,363

CHEMICALS — 1.7%
Agrium, Inc.:
4.13%, 3/15/2035	73,000	67,280
4.90%, 6/1/2043	64,000	64,313
5.25%, 1/15/2045	21,000	22,058
6.13%, 1/15/2041	77,000	88,190
Albemarle Corp. 5.45%, 12/1/2044	64,000	67,867
Dow Chemical Co.:
4.38%, 11/15/2042	94,000	91,511
4.63%, 10/1/2044	160,000	161,014
5.25%, 11/15/2041	100,000	107,672
7.38%, 11/1/2029	124,000	162,929
9.40%, 5/15/2039	86,000	133,551
Eastman Chemical Co. 4.65%, 10/15/2044	150,000	149,598
Ecolab, Inc. 5.50%, 12/8/2041	162,000	190,831
EI du Pont de Nemours & Co.:
4.15%, 2/15/2043	64,000	60,485
4.90%, 1/15/2041	64,000	66,968
5.60%, 12/15/2036	64,000	72,838
Lubrizol Corp. 6.50%, 10/1/2034	120,000	150,330
LYB International Finance B.V.:
4.88%, 3/15/2044 (b)	123,000	127,352
5.25%, 7/15/2043	102,000	110,228

See accompanying notes to financial statements.

102

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

LyondellBasell Industries NV 4.63%, 2/26/2055	$77,000	$71,805
Methanex Corp. 5.65%, 12/1/2044	64,000	56,000
Monsanto Co.:
3.60%, 7/15/2042	23,000	19,220
3.95%, 4/15/2045	64,000	56,214
4.20%, 7/15/2034	86,000	82,133
4.65%, 11/15/2043 (b)	94,000	91,841
4.70%, 7/15/2064	64,000	57,988
5.88%, 4/15/2038	164,000	182,074
Mosaic Co.:
5.45%, 11/15/2033 (b)	47,000	46,700
5.63%, 11/15/2043 (b)	97,000	93,555
Potash Corp. of Saskatchewan, Inc. 5.88%, 12/1/2036	94,000	102,891
PPG Industries, Inc. 5.50%, 11/15/2040	81,000	92,514
Praxair, Inc. 3.55%, 11/7/2042	64,000	59,350
Rohm & Haas Co. 7.85%, 7/15/2029	134,000	181,074
RPM International, Inc. 5.25%, 6/1/2045	64,000	63,082
Sherwin-Williams Co.:
4.00%, 12/15/2042	90,000	81,565
4.55%, 8/1/2045	50,000	50,016
Valspar Corp. 4.40%, 2/1/2045	69,000	62,919
Westlake Chemical Corp. 5.00%, 8/15/2046 (d)	50,000	49,324

		3,395,280

COMMERCIAL SERVICES — 1.0%
Board of Trustees of The Leland Stanford Junior University 3.46%, 5/1/2047	94,000	87,605
California Institute of Technology 4.32%, 8/1/2045	73,000	75,778
Catholic Health Initiatives 4.35%, 11/1/2042	74,000	65,157
Cleveland Clinic Foundation 4.86%, 1/1/2114	43,000	40,531
Ecolab, Inc. 3.70%, 11/1/2046	35,000	31,650
Equifax, Inc. 7.00%, 7/1/2037	64,000	76,958
George Washington University 4.87%, 9/15/2045	94,000	100,792
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	64,000	63,884
Massachusetts Institute of Technology:
3.89%, 7/1/2116	20,000	17,096
3.96%, 7/1/2038	56,000	58,771
4.68%, 7/1/2114	64,000	63,396
5.60%, 7/1/2111	92,000	109,900
Metropolitan Museum of Art Series 2015, 3.40%, 7/1/2045	52,000	46,873

Northwestern University:
3.69%, 12/1/2038	64,000	63,679
3.87%, 12/1/2048	64,000	63,327
President and Fellows of Harvard College:
3.15%, 7/15/2046	150,000	134,499
3.30%, 7/15/2056 (b)	150,000	131,965
3.62%, 10/1/2037	28,000	27,772
Princeton University 5.70%, 3/1/2039	64,000	83,481
S&P Global, Inc.:
2.95%, 1/22/2027 (d)	50,000	46,762
6.55%, 11/15/2037	64,000	76,143
Trustees of Dartmouth College 3.47%, 6/1/2046	35,000	32,633
University of Notre Dame du Lac Series 2015, 3.44%, 2/15/2045	51,000	48,154
University of Southern California 3.03%, 10/1/2039	150,000	132,889
Verisk Analytics, Inc. 5.50%, 6/15/2045	64,000	67,769
Western Union Co.:
6.20%, 11/17/2036 (b)	94,000	98,254
6.20%, 6/21/2040	25,000	25,627
William Marsh Rice University 3.57%, 5/15/2045	129,000	122,105

		1,993,450

CONSTRUCTION MATERIALS — 0.4%
Johnson Controls International PLC:
4.95%, 7/2/2064 (c)	86,000	80,766
5.13%, 9/14/2045	130,000	139,849
5.25%, 12/1/2041	56,000	60,252
5.70%, 3/1/2041	30,000	34,014
6.00%, 1/15/2036	94,000	107,537
Lafarge SA 7.13%, 7/15/2036	200,000	240,290
Owens Corning 7.00%, 12/1/2036	107,000	126,904

		789,612

DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
3.75%, 5/15/2046	50,000	47,034
4.60%, 6/15/2045	144,000	154,130

		201,164

DIVERSIFIED FINANCIAL SERVICES — 2.5%
American Express Co. 4.05%, 12/3/2042	144,000	139,274
AXA Financial, Inc. 7.00%, 4/1/2028	86,000	104,355
CME Group, Inc. 5.30%, 9/15/2043	94,000	109,303
Credit Suisse USA, Inc. 7.13%, 7/15/2032	112,000	147,856
GE Capital International Funding Co. 4.42%, 11/15/2035	1,486,000	1,563,777
General Electric Co.:
Series A, 6.75%, 3/15/2032	229,000	306,123
Series GMTN, 6.15%, 8/7/2037	223,000	287,516

See accompanying notes to financial statements.

103

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series GMTN, 6.88%, 1/10/2039	$288,000	$407,434
Series MTN, 5.88%, 1/14/2038	310,000	390,473
Invesco Finance PLC 5.38%, 11/30/2043	94,000	101,630
Jefferies Group LLC:
6.25%, 1/15/2036	64,000	64,461
6.45%, 6/8/2027	64,000	69,845
Lazard Group LLC 3.63%, 3/1/2027	50,000	47,672
Legg Mason, Inc. 5.63%, 1/15/2044	115,000	112,455
Mastercard, Inc. 3.80%, 11/21/2046	50,000	48,776
National Rural Utilities Cooperative Finance Corp.:
4.02%, 11/1/2032	50,000	51,004
Series C, 8.00%, 3/1/2032	94,000	133,802
Raymond James Financial, Inc. 4.95%, 7/15/2046	35,000	33,066
Visa, Inc.:
4.15%, 12/14/2035	387,000	404,895
4.30%, 12/14/2045	415,000	438,638

		4,962,355

ELECTRIC — 12.4%
AEP Transmission Co. LLC 4.00%, 12/1/2046 (d)	250,000	249,115
Alabama Power Co.:
3.75%, 3/1/2045	64,000	60,491
4.10%, 1/15/2042	64,000	62,854
4.15%, 8/15/2044	73,000	73,109
4.30%, 1/2/2046	43,000	44,130
6.00%, 3/1/2039	64,000	79,318
Series 11-C, 5.20%, 6/1/2041	64,000	72,614
Ameren Illinois Co.:
4.15%, 3/15/2046	143,000	146,225
4.80%, 12/15/2043	64,000	71,162
Appalachian Power Co.:
6.38%, 4/1/2036	64,000	78,760
7.00%, 4/1/2038	99,000	131,826
Series L, 5.80%, 10/1/2035	30,000	34,664
Arizona Public Service Co.:
3.75%, 5/15/2046	50,000	46,800
4.50%, 4/1/2042	154,000	162,495
4.70%, 1/15/2044	100,000	107,706
Berkshire Hathaway Energy Co.:
6.13%, 4/1/2036	459,000	575,054
6.50%, 9/15/2037	200,000	259,062
8.48%, 9/15/2028	172,000	249,455
Black Hills Corp.:
3.15%, 1/15/2027	75,000	71,760
4.20%, 9/15/2046	50,000	47,583
CenterPoint Energy Houston Electric LLC 4.50%, 4/1/2044	50,000	54,123
Cleco Corporate Holdings LLC 4.97%, 5/1/2046 (d)	35,000	35,803
Cleco Power LLC 6.00%, 12/1/2040	64,000	77,562

CMS Energy Corp.:
2.95%, 2/15/2027	250,000	236,987
4.70%, 3/31/2043	16,000	16,780
Commonwealth Edison Co.:
3.65%, 6/15/2046	100,000	93,603
3.70%, 3/1/2045	30,000	28,340
3.80%, 10/1/2042	64,000	61,567
4.60%, 8/15/2043	47,000	50,346
4.70%, 1/15/2044	64,000	69,602
5.90%, 3/15/2036	86,000	105,636
6.45%, 1/15/2038	100,000	130,413
Connecticut Light & Power Co.:
4.30%, 4/15/2044	64,000	66,314
6.35%, 6/1/2036	30,000	38,096
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	150,000	144,318
3.95%, 3/1/2043	120,000	116,797
4.45%, 3/15/2044	202,000	211,738
4.50%, 12/1/2045	43,000	45,573
5.70%, 6/15/2040	30,000	36,331
Series 06-B, 6.20%, 6/15/2036	64,000	80,196
Series 06-E, 5.70%, 12/1/2036	81,000	96,673
Series 08-B, 6.75%, 4/1/2038.	47,000	63,575
Series 09-C, 5.50%, 12/1/2039	112,000	130,527
Series 12-A, 4.20%, 3/15/2042	47,000	47,073
Series C, 4.30%, 12/1/2056	100,000	99,833
Consumers Energy Co.:
3.25%, 8/15/2046	150,000	133,011
4.10%, 11/15/2045	30,000	30,714
4.35%, 8/31/2064	64,000	63,946
Delmarva Power & Light Co. 4.15%, 5/15/2045	50,000	51,679
Dominion Resources, Inc.:
4.70%, 12/1/2044	64,000	65,674
Series B, 5.95%, 6/15/2035	94,000	109,659
Series C, 4.05%, 9/15/2042	30,000	27,824
Series C, 4.90%, 8/1/2041	43,000	45,180
Series E, 6.30%, 3/15/2033	50,000	59,480
Series F, 5.25%, 8/1/2033	117,000	126,624
DTE Electric Co.:
3.70%, 3/15/2045	64,000	61,484
3.70%, 6/1/2046	100,000	96,231
3.95%, 6/15/2042	47,000	46,713
4.30%, 7/1/2044	47,000	49,566
5.70%, 10/1/2037	144,000	177,024
Duke Energy Carolinas LLC:
3.75%, 6/1/2045	43,000	40,796
3.88%, 3/15/2046	50,000	49,176
4.00%, 9/30/2042	112,000	110,675
4.25%, 12/15/2041	86,000	87,868
5.30%, 2/15/2040	64,000	75,610
6.00%, 1/15/2038	143,000	177,489
6.05%, 4/15/2038	94,000	118,458
6.45%, 10/15/2032	64,000	80,396
Series A, 6.00%, 12/1/2028	99,000	120,830
Duke Energy Corp.:
2.65%, 9/1/2026	100,000	93,355
3.75%, 9/1/2046	225,000	201,922

See accompanying notes to financial statements.

104

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Duke Energy Florida LLC:
6.35%, 9/15/2037	$64,000	$83,091
6.40%, 6/15/2038	100,000	131,525
Duke Energy Florida Project Finance LLC Series 2035, 3.11%, 9/1/2036	50,000	45,428
Duke Energy Indiana LLC:
3.75%, 5/15/2046	100,000	94,508
6.35%, 8/15/2038	124,000	155,980
6.45%, 4/1/2039	112,000	146,861
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	50,000	47,099
Duke Energy Progress LLC:
4.10%, 3/15/2043	64,000	64,216
4.15%, 12/1/2044	245,000	246,490
4.20%, 8/15/2045	94,000	95,492
4.38%, 3/30/2044	51,000	52,949
El Paso Electric Co.:
5.00%, 12/1/2044	50,000	54,194
6.00%, 5/15/2035	21,000	24,048
Emera US Finance L.P. 4.75%, 6/15/2046 (d)	420,000	422,285
Entergy Louisiana LLC:
3.05%, 6/1/2031	50,000	46,952
3.25%, 4/1/2028	125,000	122,620
4.95%, 1/15/2045	135,000	138,074
Entergy Mississippi, Inc. 2.85%, 6/1/2028	50,000	47,332
Entergy Texas, Inc. 5.15%, 6/1/2045	64,000	64,679
Exelon Corp.:
4.45%, 4/15/2046	50,000	49,032
5.10%, 6/15/2045	90,000	95,564
5.63%, 6/15/2035	124,000	137,671
Series WI, 4.95%, 6/15/2035	120,000	127,144
Exelon Generation Co. LLC:
5.60%, 6/15/2042 (b)	129,000	119,631
6.25%, 10/1/2039	450,000	452,849
FirstEnergy Corp. Series C, 7.38%, 11/15/2031	200,000	256,611
Florida Power & Light Co.:
4.05%, 10/1/2044	64,000	65,548
4.13%, 2/1/2042	94,000	96,588
5.25%, 2/1/2041	124,000	146,665
5.69%, 3/1/2040	273,000	338,935
5.95%, 2/1/2038	77,000	97,129
Georgia Power Co.:
4.30%, 3/15/2042	70,000	70,727
4.30%, 3/15/2043	124,000	125,066
5.40%, 6/1/2040	30,000	34,279
5.95%, 2/1/2039	86,000	103,909
Series 10-C, 4.75%, 9/1/2040	112,000	117,795
Iberdrola International B.V. 6.75%, 7/15/2036	64,000	78,395
Idaho Power Co. 3.65%, 3/1/2045	64,000	59,413
Indiana Michigan Power Co.:
6.05%, 3/15/2037	30,000	35,897
Series K, 4.55%, 3/15/2046	30,000	31,164

Interstate Power & Light Co.:
3.70%, 9/15/2046	50,000	46,348
6.25%, 7/15/2039	30,000	38,336
Jersey Central Power & Light Co. 6.15%, 6/1/2037	64,000	72,907
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	938	997
Kansas City Power & Light Co.:
5.30%, 10/1/2041	73,000	77,833
Series B, 6.05%, 11/15/2035	30,000	35,021
Kentucky Utilities Co. 5.13%, 11/1/2040 (b)	202,000	232,403
Louisville Gas & Electric Co.:
4.38%, 10/1/2045	51,000	53,094
4.65%, 11/15/2043	64,000	69,754
MidAmerican Energy Co.:
4.25%, 5/1/2046	64,000	66,146
4.80%, 9/15/2043	167,000	186,143
5.75%, 11/1/2035	64,000	76,575
6.75%, 12/30/2031	64,000	86,620
Nevada Power Co.:
5.38%, 9/15/2040	47,000	53,903
5.45%, 5/15/2041	124,000	144,076
Series N, 6.65%, 4/1/2036	43,000	56,299
NiSource Finance Corp.:
4.80%, 2/15/2044	30,000	31,433
5.65%, 2/1/2045	94,000	108,679
5.95%, 6/15/2041	124,000	147,999
Northern States Power Co.:
4.00%, 8/15/2045	30,000	29,918
4.13%, 5/15/2044	43,000	43,891
5.35%, 11/1/2039	30,000	35,856
6.25%, 6/1/2036	39,000	50,537
NorthWestern Corp. 4.18%, 11/15/2044	64,000	62,006
NSTAR Electric Co. 5.50%, 3/15/2040	64,000	75,875
Oglethorpe Power Corp.:
4.25%, 4/1/2046	25,000	23,880
4.55%, 6/1/2044	162,000	161,461
5.25%, 9/1/2050	150,000	160,115
5.38%, 11/1/2040	39,000	43,584
5.95%, 11/1/2039	30,000	35,346
Ohio Edison Co.:
6.88%, 7/15/2036	80,000	101,842
8.25%, 10/15/2038	64,000	91,965
Ohio Power Co. Series G, 6.60%, 2/15/2033	62,000	76,107
Oklahoma Gas & Electric Co.:
4.00%, 12/15/2044	94,000	91,996
4.55%, 3/15/2044	64,000	69,080
Oncor Electric Delivery Co. LLC:
3.75%, 4/1/2045	30,000	28,633
5.25%, 9/30/2040	30,000	34,931
5.30%, 6/1/2042	94,000	110,688
7.25%, 1/15/2033	64,000	87,057
7.50%, 9/1/2038	77,000	110,216

See accompanying notes to financial statements.

105

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Pacific Gas & Electric Co.:
3.75%, 8/15/2042	$18,000	$16,903
4.00%, 12/1/2046	50,000	49,483
4.30%, 3/15/2045	43,000	44,255
4.45%, 4/15/2042	99,000	103,351
4.60%, 6/15/2043	77,000	81,697
4.75%, 2/15/2044	86,000	94,012
5.13%, 11/15/2043	74,000	84,236
5.40%, 1/15/2040	274,000	320,703
5.80%, 3/1/2037	3,000	3,657
6.05%, 3/1/2034	524,000	653,994
6.25%, 3/1/2039	64,000	81,873
6.35%, 2/15/2038	224,000	286,328
PacifiCorp:
6.00%, 1/15/2039	124,000	157,170
6.10%, 8/1/2036	30,000	37,784
6.25%, 10/15/2037	124,000	161,075
PECO Energy Co.:
4.15%, 10/1/2044	30,000	30,403
5.95%, 10/1/2036	64,000	78,999
Potomac Electric Power Co.:
4.15%, 3/15/2043	94,000	95,796
7.90%, 12/15/2038	64,000	93,942
PPL Capital Funding, Inc. 4.70%, 6/1/2043	64,000	64,431
PPL Electric Utilities Corp.:
5.20%, 7/15/2041	34,000	39,278
6.25%, 5/15/2039	30,000	38,617
Progress Energy, Inc.:
7.00%, 10/30/2031	145,000	187,547
7.75%, 3/1/2031	56,000	76,744
Public Service Co. of Colorado:
3.55%, 6/15/2046	50,000	46,234
3.60%, 9/15/2042	124,000	116,672
4.30%, 3/15/2044	64,000	66,667
4.75%, 8/15/2041	100,000	110,328
Series 17, 6.25%, 9/1/2037	64,000	82,383
Public Service Electric & Gas Co.:
5.50%, 3/1/2040	43,000	51,355
5.80%, 5/1/2037	64,000	79,532
Series I, 4.00%, 6/1/2044	115,000	115,149
Series MTN, 3.80%, 3/1/2046	150,000	146,755
Series MTN, 3.95%, 5/1/2042	90,000	89,915
Series MTN, 4.15%, 11/1/2045	94,000	96,967
Puget Sound Energy, Inc.:
4.30%, 5/20/2045	64,000	66,273
5.64%, 4/15/2041	30,000	35,785
5.76%, 10/1/2039	64,000	76,499
5.80%, 3/15/2040	34,000	40,903
6.27%, 3/15/2037	30,000	37,060
7.02%, 12/1/2027	64,000	81,706
San Diego Gas & Electric Co.:
3.95%, 11/15/2041	64,000	63,741
4.30%, 4/1/2042	47,000	49,075
4.50%, 8/15/2040	73,000	78,693
5.35%, 5/15/2035	100,000	117,146
5.35%, 5/15/2040	100,000	119,038
South Carolina Electric & Gas Co.:
4.10%, 6/15/2046	50,000	49,579

4.35%, 2/1/2042	64,000	65,116
4.50%, 6/1/2064	99,000	97,096
4.60%, 6/15/2043	117,000	121,372
5.30%, 5/15/2033	30,000	34,303
5.45%, 2/1/2041	130,000	151,065
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	4,262	4,393
Southern California Edison Co.:
3.90%, 12/1/2041	39,000	38,588
4.50%, 9/1/2040	142,000	151,250
4.65%, 10/1/2043	99,000	108,999
6.00%, 1/15/2034	64,000	79,204
6.65%, 4/1/2029	124,000	155,143
Series 04-G, 5.75%, 4/1/2035	130,000	157,821
Series 05-B, 5.55%, 1/15/2036	30,000	35,605
Series 05-E, 5.35%, 7/15/2035	186,000	219,394
Series 06-E, 5.55%, 1/15/2037	30,000	35,817
Series 13-A, 3.90%, 3/15/2043	30,000	29,536
Series C, 3.60%, 2/1/2045	64,000	60,521
Southern Co.:
4.25%, 7/1/2036	60,000	59,644
4.40%, 7/1/2046	250,000	248,043
Southern Power Co.:
5.15%, 9/15/2041	110,000	110,575
Series F, 4.95%, 12/15/2046	250,000	241,562
Southwestern Electric Power Co.:
6.20%, 3/15/2040	100,000	121,152
Series J, 3.90%, 4/1/2045	64,000	59,068
Southwestern Public Service Co. 6.00%, 10/1/2036	225,000	266,782
Tampa Electric Co.:
4.10%, 6/15/2042	25,000	24,219
4.20%, 5/15/2045	64,000	62,349
4.35%, 5/15/2044	30,000	30,098
6.55%, 5/15/2036	30,000	37,757
Toledo Edison Co. 6.15%, 5/15/2037	7,000	8,213
TransAlta Corp. 6.50%, 3/15/2040	64,000	59,120
Tri-State Generation & Transmission Association, Inc. 4.25%, 6/1/2046	150,000	145,243
Union Electric Co.:
3.65%, 4/15/2045	60,000	56,798
8.45%, 3/15/2039	64,000	100,182
Virginia Electric & Power Co.:
4.00%, 1/15/2043	89,000	87,774
4.45%, 2/15/2044	94,000	99,391
8.88%, 11/15/2038	164,000	262,794
Series A, 6.00%, 5/15/2037	55,000	67,926
Series B, 4.20%, 5/15/2045	43,000	43,741
Series C, 4.00%, 11/15/2046	110,000	109,600
Series D, 4.65%, 8/15/2043	74,000	80,594
Westar Energy, Inc.:
4.10%, 4/1/2043	30,000	29,607
4.13%, 3/1/2042	64,000	63,770
Wisconsin Electric Power Co.:
3.65%, 12/15/2042	30,000	28,189
4.25%, 6/1/2044	133,000	136,302

See accompanying notes to financial statements.

106

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Wisconsin Power & Light Co.:
4.10%, 10/15/2044	$77,000	$78,385
6.38%, 8/15/2037	30,000	38,566
Wisconsin Public Service Corp.
4.75%, 11/1/2044	79,000	87,300
Xcel Energy, Inc. 4.80%, 9/15/2041	130,000	138,662

		24,125,120

ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
6.00%, 8/15/2032	30,000	36,492
6.13%, 4/15/2039	75,000	94,394

		130,886

ELECTRONICS — 0.4%
Corning, Inc.:
4.75%, 3/15/2042	190,000	185,413
5.75%, 8/15/2040	47,000	51,711
7.25%, 8/15/2036	30,000	35,561
Fortive Corp. 4.30%, 6/15/2046 (d)	75,000	74,544
Honeywell International, Inc.:
5.70%, 3/15/2036	64,000	78,092
5.70%, 3/15/2037	64,000	79,507
Series 30, 5.38%, 3/1/2041	64,000	78,214
Koninklijke Philips NV:
5.00%, 3/15/2042	51,000	52,106
6.88%, 3/11/2038	86,000	106,453

		741,601

ENGINEERING & CONSTRUCTION — 0.0% (a)
ABB Finance USA, Inc. 4.38%, 5/8/2042	39,000	40,875

ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc. 6.20%, 3/1/2040	150,000	189,243
Waste Management, Inc.:
3.90%, 3/1/2035	102,000	101,300
4.10%, 3/1/2045 (b)	67,000	66,912
6.13%, 11/30/2039	43,000	54,302

		411,757

FOOD — 1.9%
Ahold Finance USA LLC 6.88%, 5/1/2029	64,000	78,176
Campbell Soup Co. 3.80%, 8/2/2042	37,000	33,550
Conagra Brands, Inc.:
7.00%, 10/1/2028	30,000	36,649
7.13%, 10/1/2026	16,000	19,299
8.25%, 9/15/2030	81,000	107,820
Delhaize America LLC 9.00%, 4/15/2031	30,000	38,984
General Mills, Inc.:
4.15%, 2/15/2043	30,000	28,900
5.40%, 6/15/2040	94,000	106,850
Hershey Co. 3.38%, 8/15/2046 (b)	50,000	44,364

JM Smucker Co.:
4.25%, 3/15/2035	74,000	75,117
4.38%, 3/15/2045	47,000	46,505
Kellogg Co.:
3.25%, 4/1/2026	65,000	63,534
4.50%, 4/1/2046	50,000	48,724
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	94,000	104,898
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	250,000	236,893
5.00%, 7/15/2035	377,000	395,763
5.00%, 6/4/2042	383,000	394,176
5.20%, 7/15/2045	169,000	178,376
6.50%, 2/9/2040	154,000	187,741
6.88%, 1/26/2039	129,000	162,180
Kroger Co.:
3.88%, 10/15/2046	25,000	22,910
5.40%, 7/15/2040	94,000	103,738
6.90%, 4/15/2038	130,000	167,519
7.50%, 4/1/2031	133,000	178,713
Sysco Corp.:
4.50%, 4/1/2046	50,000	50,831
4.85%, 10/1/2045	51,000	53,736
5.38%, 9/21/2035	85,000	94,615
6.63%, 3/17/2039	64,000	80,447
Tyson Foods, Inc.:
4.88%, 8/15/2034	256,000	260,800
5.15%, 8/15/2044	30,000	30,750
Unilever Capital Corp. 5.90%, 11/15/2032	163,000	211,747

		3,644,305

FOREST PRODUCTS & PAPER — 0.7%
Domtar Corp.:
6.25%, 9/1/2042	50,000	48,907
6.75%, 2/15/2044	30,000	30,570
Georgia-Pacific LLC:
7.75%, 11/15/2029	64,000	86,655
8.88%, 5/15/2031	86,000	127,437
International Paper Co.:
3.00%, 2/15/2027	50,000	47,164
4.40%, 8/15/2047	525,000	498,004
4.80%, 6/15/2044	98,000	97,469
6.00%, 11/15/2041	64,000	72,082
7.30%, 11/15/2039	77,000	97,907
8.70%, 6/15/2038	124,000	177,337

		1,283,532

GAS — 0.7%
Atmos Energy Corp.:
4.13%, 10/15/2044	73,000	72,853
4.15%, 1/15/2043	16,000	15,817
5.50%, 6/15/2041	30,000	34,863
CenterPoint Energy Resources Corp.:
5.85%, 1/15/2041	86,000	97,060
6.63%, 11/1/2037	64,000	77,699
Dominion Gas Holdings LLC:
4.60%, 12/15/2044	43,000	42,784
4.80%, 11/1/2043	88,000	91,325

See accompanying notes to financial statements.

107

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

KeySpan Corp. 5.80%, 4/1/2035	$107,000	$120,852
ONE Gas, Inc. 4.66%, 2/1/2044	81,000	84,622
Piedmont Natural Gas Co., Inc.:
3.64%, 11/1/2046	25,000	22,168
4.10%, 9/18/2034	43,000	42,581
4.65%, 8/1/2043	17,000	17,678
Sempra Energy 6.00%, 10/15/2039	94,000	112,121
Southern California Gas Co. 3.75%, 9/15/2042	30,000	29,105
Southern Co. Gas Capital Corp.:
3.95%, 10/1/2046	200,000	185,244
4.40%, 6/1/2043	34,000	33,651
5.88%, 3/15/2041	107,000	124,022
6.00%, 10/1/2034	30,000	34,866
Southwest Gas Corp. 3.80%, 9/29/2046	100,000	91,179
Washington Gas Light Co. Series K, 3.80%, 9/15/2046	50,000	46,714

		1,377,204

HAND & MACHINE TOOLS — 0.0% (a)
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	30,000	32,751

HEALTH CARE PRODUCTS — 1.6%
Abbott Laboratories:
4.75%, 11/30/2036	250,000	254,208
4.90%, 11/30/2046	300,000	307,302
Baxter International, Inc. 3.50%, 8/15/2046	270,000	226,922
Becton Dickinson and Co.:
4.69%, 12/15/2044	314,000	324,861
4.88%, 5/15/2044	64,000	67,077
6.00%, 5/15/2039	64,000	75,021
Boston Scientific Corp. 7.38%, 1/15/2040	95,000	118,367
Covidien International Finance SA 6.55%, 10/15/2037	94,000	121,035
Danaher Corp. 4.38%, 9/15/2045	56,000	58,746
Medtronic, Inc.:
4.00%, 4/1/2043	100,000	97,025
4.38%, 3/15/2035	204,000	215,436
4.50%, 3/15/2042	64,000	66,990
4.63%, 3/15/2044	124,000	133,516
4.63%, 3/15/2045	387,000	420,626
5.55%, 3/15/2040	94,000	110,524
St. Jude Medical, Inc. 4.75%, 4/15/2043	62,000	60,953
Stryker Corp.:
4.10%, 4/1/2043	190,000	177,637
4.63%, 3/15/2046	115,000	117,039
Thermo Fisher Scientific, Inc. 5.30%, 2/1/2044	36,000	40,113
Zimmer Biomet Holdings, Inc.:
4.25%, 8/15/2035	17,000	15,949

4.45%, 8/15/2045	50,000	47,090

		3,056,437

HEALTH CARE SERVICES — 2.7%
Aetna, Inc.:
4.13%, 11/15/2042	64,000	61,019
4.25%, 6/15/2036	60,000	60,211
4.38%, 6/15/2046	280,000	282,296
4.50%, 5/15/2042	56,000	56,454
6.63%, 6/15/2036	111,000	140,782
6.75%, 12/15/2037	224,000	292,109
Anthem, Inc.:
4.63%, 5/15/2042	129,000	129,561
4.65%, 1/15/2043	129,000	129,375
4.65%, 8/15/2044	104,000	105,519
5.85%, 1/15/2036	124,000	139,908
5.95%, 12/15/2034	8,000	9,086
6.38%, 6/15/2037	137,000	164,667
Ascension Health 4.85%, 11/15/2053	114,000	122,805
Baylor Scott & White Holdings:
3.97%, 11/15/2046	50,000	46,884
4.19%, 11/15/2045	99,000	96,368
Cigna Corp.:
5.38%, 2/15/2042	264,000	293,418
5.88%, 3/15/2041	64,000	73,772
7.88%, 5/15/2027	64,000	84,244
Dignity Health 5.27%, 11/1/2064	39,000	37,844
Humana, Inc.:
4.63%, 12/1/2042	116,000	113,680
4.95%, 10/1/2044	94,000	98,786
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	70,000	66,563
Kaiser Foundation Hospitals 4.88%, 4/1/2042	130,000	139,348
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	152,000	150,363
Mayo Clinic Series 2013, 4.00%, 11/15/2047	64,000	61,039
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	136,000	132,693
New York and Presbyterian Hospital:
3.56%, 8/1/2036	50,000	47,928
4.02%, 8/1/2045	124,000	121,558
4.06%, 8/1/2056	50,000	46,784
Northwell Healthcare, Inc. 3.98%, 11/1/2046	100,000	91,995
NYU Hospitals Center 4.78%, 7/1/2044	99,000	101,282
Ochsner Clinic Foundation 5.90%, 5/15/2045	64,000	73,606
Providence St. Joseph Health Obligated Group Series I, 3.74%, 10/1/2047	50,000	46,348
Quest Diagnostics, Inc. 4.70%, 3/30/2045	94,000	93,517
RWJ Barnabas Health, Inc. 3.95%, 7/1/2046	50,000	46,210

See accompanying notes to financial statements.

108

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Texas Health Resources 4.33%, 11/15/2055	$56,000	$54,817
UnitedHealth Group, Inc.:
3.95%, 10/15/2042	43,000	42,013
4.20%, 1/15/2047	80,000	81,502
4.25%, 3/15/2043	94,000	95,652
4.38%, 3/15/2042	124,000	128,216
4.63%, 7/15/2035	43,000	46,880
4.63%, 11/15/2041	64,000	67,853
4.75%, 7/15/2045	354,000	392,324
5.70%, 10/15/2040	64,000	77,432
5.80%, 3/15/2036	130,000	158,035
5.95%, 2/15/2041	64,000	79,883
6.50%, 6/15/2037	24,000	31,026
6.63%, 11/15/2037	64,000	84,582
6.88%, 2/15/2038	120,000	163,686

		5,261,923

HOLDING COMPANIES-DIVERS — 0.0% (a)
Leucadia National Corp. 6.63%, 10/23/2043	17,000	16,617

HOME FURNISHINGS — 0.0% (a)
Whirlpool Corp.:
4.50%, 6/1/2046	35,000	34,170
5.15%, 3/1/2043	30,000	31,972

		66,142

HOUSEHOLD PRODUCTS — 0.3%
Colgate-Palmolive Co. Series MTN, 4.00%, 8/15/2045	64,000	66,019
Estee Lauder Cos., Inc.:
4.38%, 6/15/2045	64,000	66,395
6.00%, 5/15/2037	30,000	36,592
Procter & Gamble Co.:
2.45%, 11/3/2026 (b)	250,000	239,427
5.55%, 3/5/2037	104,000	135,454

		543,887

HOUSEHOLD PRODUCTS & WARES — 0.1%
Kimberly-Clark Corp.:
3.20%, 7/30/2046	25,000	21,822
3.70%, 6/1/2043	107,000	101,889
6.63%, 8/1/2037	114,000	156,582

		280,293

HOUSEWARES — 0.2%
Newell Brands, Inc.:
5.38%, 4/1/2036	95,000	107,261
5.50%, 4/1/2046	210,000	242,466

		349,727

INSURANCE — 4.0%
Aflac, Inc.:
4.00%, 10/15/2046	50,000	47,646
6.45%, 8/15/2040	33,000	43,037
Alleghany Corp. 4.90%, 9/15/2044	77,000	73,544
Allstate Corp.:
4.20%, 12/15/2046	100,000	102,468
4.50%, 6/15/2043	79,000	84,070

5.35%, 6/1/2033	130,000	145,213
5.55%, 5/9/2035	137,000	161,911
American International Group, Inc.:
3.88%, 1/15/2035	124,000	116,022
4.38%, 1/15/2055	86,000	79,273
4.50%, 7/16/2044	564,000	557,779
4.80%, 7/10/2045	64,000	66,426
Aon Corp. 8.21%, 1/1/2027	86,000	110,034
Aon PLC:
4.45%, 5/24/2043	64,000	61,466
4.75%, 5/15/2045	94,000	95,671
Arch Capital Finance LLC 5.03%, 12/15/2046	100,000	105,809
Arch Capital Group US, Inc. 5.14%, 11/1/2043	124,000	128,254
Assurant, Inc. 6.75%, 2/15/2034	30,000	34,427
AXA SA 8.60%, 12/15/2030	73,000	100,498
AXIS Specialty Finance PLC 5.15%, 4/1/2045	30,000	29,809
Berkshire Hathaway Finance Corp.:
4.30%, 5/15/2043	94,000	97,420
4.40%, 5/15/2042	86,000	90,569
5.75%, 1/15/2040	80,000	97,972
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	17,000	18,123
Chubb Corp.:
6.00%, 5/11/2037	134,000	166,754
Series 1, 6.50%, 5/15/2038	100,000	131,730
Chubb INA Holdings, Inc.:
4.15%, 3/13/2043	44,000	44,180
4.35%, 11/3/2045	176,000	186,646
6.70%, 5/15/2036	30,000	39,758
Cincinnati Financial Corp. 6.92%, 5/15/2028	64,000	79,823
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	30,000	35,463
Everest Reinsurance Holdings, Inc. 4.87%, 6/1/2044	64,000	62,267
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	86,000	78,806
5.95%, 10/15/2036	64,000	71,964
6.63%, 3/30/2040	30,000	36,814
Lincoln National Corp.:
6.30%, 10/9/2037	94,000	111,663
7.00%, 6/15/2040	64,000	81,299
Loews Corp. 4.13%, 5/15/2043	86,000	82,198
Manulife Financial Corp. 5.38%, 3/4/2046	150,000	172,787
Markel Corp.:
5.00%, 3/30/2043	20,000	19,962
5.00%, 4/5/2046	50,000	50,356
Marsh & McLennan Cos., Inc. 5.88%, 8/1/2033	30,000	35,727
MetLife, Inc.:
4.05%, 3/1/2045	50,000	48,200

See accompanying notes to financial statements.

109

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

4.13%, 8/13/2042	$86,000	$83,248
4.60%, 5/13/2046	99,000	104,539
4.72%, 12/15/2044	107,000	112,618
4.88%, 11/13/2043	86,000	93,276
5.70%, 6/15/2035	114,000	135,467
5.88%, 2/6/2041	172,000	208,502
6.40%, 12/15/2066	150,000	161,895
6.50%, 12/15/2032	93,000	116,659
10.75%, 8/1/2069	99,000	151,881
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	100,000	104,500
Principal Financial Group, Inc.:
4.30%, 11/15/2046	100,000	97,558
4.63%, 9/15/2042	30,000	30,720
6.05%, 10/15/2036	94,000	111,236
Progressive Corp.:
2.45%, 1/15/2027	150,000	139,547
4.35%, 4/25/2044	64,000	65,793
6.25%, 12/1/2032	112,000	140,160
Protective Life Corp. 8.45%, 10/15/2039	56,000	74,521
Prudential Financial, Inc.:
4.60%, 5/15/2044	67,000	69,524
5.10%, 8/15/2043	64,000	69,547
5.63%, 5/12/2041	77,000	88,150
5.70%, 12/14/2036	77,000	89,239
6.63%, 12/1/2037	124,000	156,980
6.63%, 6/21/2040	30,000	38,121
Series B, 5.75%, 7/15/2033	47,000	54,321
Series C, 5.40%, 6/13/2035	30,000	33,437
Series MTN, 5.80%, 11/16/2041	50,000	59,043
Travelers Cos., Inc.:
3.75%, 5/15/2046	25,000	23,698
4.30%, 8/25/2045	64,000	66,044
4.60%, 8/1/2043	97,000	104,392
6.25%, 6/15/2037	286,000	366,323
Travelers Property Casualty Corp. 6.38%, 3/15/2033	30,000	38,121
Trinity Acquisition PLC 6.13%, 8/15/2043	50,000	53,483
Unum Group 5.75%, 8/15/2042	30,000	32,133
Validus Holdings, Ltd. 8.88%, 1/26/2040	64,000	83,658
Voya Financial, Inc. 5.70%, 7/15/2043	89,000	97,621
WR Berkley Corp. 4.75%, 8/1/2044	94,000	92,591
XLIT, Ltd.:
5.50%, 3/31/2045	111,000	104,551
6.25%, 5/15/2027	64,000	74,463

		7,711,398

INTERNET — 0.3%
Alibaba Group Holding, Ltd. 4.50%, 11/28/2034 (b)	86,000	86,146
Amazon.com, Inc.:
4.80%, 12/5/2034	131,000	144,369
4.95%, 12/5/2044	249,000	283,656

eBay, Inc. 4.00%, 7/15/2042	74,000	61,841

		576,012

IRON/STEEL — 0.6%
Nucor Corp.:
5.20%, 8/1/2043	87,000	98,754
6.40%, 12/1/2037	64,000	79,750
Vale Overseas, Ltd.:
6.88%, 11/21/2036 (b)	437,000	431,537
6.88%, 11/10/2039 (b)	239,000	233,622
8.25%, 1/17/2034	94,000	104,105
Vale SA 5.63%, 9/11/2042	193,000	171,529

		1,119,297

IT SERVICES — 1.8%
Apple, Inc.:
3.45%, 2/9/2045	220,000	195,767
3.85%, 5/4/2043	527,000	501,667
3.85%, 8/4/2046	250,000	239,478
4.38%, 5/13/2045	202,000	208,163
4.45%, 5/6/2044	153,000	158,955
4.50%, 2/23/2036	175,000	188,106
4.65%, 2/23/2046	505,000	546,334
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
8.10%, 7/15/2036 (d)	175,000	209,167
8.35%, 7/15/2046 (d)	165,000	204,696
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035	124,000	127,290
6.35%, 10/15/2045	195,000	198,315
HP, Inc. 6.00%, 9/15/2041	129,000	132,274
International Business Machines Corp.:
4.00%, 6/20/2042 (b)	107,000	106,976
4.70%, 2/19/2046	120,000	131,438
5.60%, 11/30/2039	98,000	119,390
5.88%, 11/29/2032	64,000	80,404
6.22%, 8/1/2027	30,000	37,439
6.50%, 1/15/2028	30,000	38,333
Seagate HDD Cayman 5.75%, 12/1/2034	64,000	54,619

		3,478,811

LEISURE TIME — 0.0% (a)
Harley-Davidson, Inc. 4.63%, 7/28/2045	64,000	63,016

LODGING — 0.0% (a)
Marriott International, Inc. 4.50%, 10/1/2034	94,000	92,549

MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar, Inc.:
3.80%, 8/15/2042	258,000	249,292
4.30%, 5/15/2044	64,000	66,790
4.75%, 5/15/2064	17,000	18,143
5.20%, 5/27/2041	86,000	99,498
6.05%, 8/15/2036	64,000	80,209

		513,932

See accompanying notes to financial statements.

110

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

MACHINERY-DIVERSIFIED — 0.2%
Cummins, Inc. 4.88%, 10/1/2043 (b)	$59,000	$65,763
Deere & Co.:
3.90%, 6/9/2042	160,000	160,992
5.38%, 10/16/2029	30,000	35,951
7.13%, 3/3/2031	64,000	87,092
Xylem, Inc. 4.38%, 11/1/2046	100,000	98,924

		448,722

MEDIA — 6.0%
21st Century Fox America, Inc.:
4.75%, 9/15/2044	115,000	114,926
4.75%, 11/15/2046 (d)	50,000	50,209
4.95%, 10/15/2045	34,000	35,081
5.40%, 10/1/2043	64,000	69,505
6.15%, 3/1/2037	150,000	175,182
6.15%, 2/15/2041	454,000	535,606
6.20%, 12/15/2034	120,000	141,389
6.40%, 12/15/2035	137,000	163,940
6.55%, 3/15/2033	94,000	113,741
6.90%, 8/15/2039	64,000	80,227
7.75%, 12/1/2045	47,000	65,085
CBS Corp.:
2.90%, 1/15/2027	100,000	92,762
4.60%, 1/15/2045	64,000	61,765
4.85%, 7/1/2042	64,000	63,532
5.50%, 5/15/2033	86,000	89,358
5.90%, 10/15/2040	64,000	71,966
7.88%, 7/30/2030	77,000	104,311
Charter Communications Operating LLC/Charter Communications Operating Capital:
6.38%, 10/23/2035	314,000	354,820
6.48%, 10/23/2045	333,000	383,366
6.83%, 10/23/2055	39,000	45,094
Comcast Corp.:
2.35%, 1/15/2027	65,000	59,870
3.20%, 7/15/2036	100,000	90,337
3.40%, 7/15/2046	117,000	102,288
4.20%, 8/15/2034	358,000	367,211
4.25%, 1/15/2033	193,000	200,944
4.50%, 1/15/2043	64,000	65,949
4.60%, 8/15/2045	200,000	210,742
4.65%, 7/15/2042	178,000	187,511
4.75%, 3/1/2044	99,000	106,351
5.65%, 6/15/2035	114,000	135,597
6.40%, 5/15/2038	214,000	275,900
6.40%, 3/1/2040	94,000	122,436
6.45%, 3/15/2037	247,000	319,704
6.50%, 11/15/2035	264,000	340,967
6.55%, 7/1/2039	86,000	113,627
6.95%, 8/15/2037	207,000	283,077
7.05%, 3/15/2033	64,000	85,882
Discovery Communications LLC 4.88%, 4/1/2043	250,000	232,580
Grupo Televisa SAB:
5.00%, 5/13/2045	114,000	98,543

6.13%, 1/31/2046	150,000	150,853
6.63%, 1/15/2040	99,000	104,259
Historic TW, Inc. 6.63%, 5/15/2029	154,000	187,122
NBCUniversal Media LLC:
4.45%, 1/15/2043	44,000	45,230
5.95%, 4/1/2041	186,000	229,831
6.40%, 4/30/2040	193,000	250,190
Thomson Reuters Corp.:
5.65%, 11/23/2043	64,000	70,044
5.85%, 4/15/2040	94,000	101,960
Time Warner Cable LLC:
4.50%, 9/15/2042	124,000	111,755
5.50%, 9/1/2041	129,000	129,968
5.88%, 11/15/2040	437,000	461,035
6.55%, 5/1/2037	113,000	127,973
6.75%, 6/15/2039	189,000	219,949
7.30%, 7/1/2038	104,000	127,660
Time Warner Cos., Inc. 6.95%, 1/15/2028	124,000	154,560
Time Warner Entertainment Co. L.P. 8.38%, 7/15/2033	154,000	202,510
Time Warner, Inc.:
3.80%, 2/15/2027	70,000	69,721
4.65%, 6/1/2044	160,000	154,590
4.85%, 7/15/2045	92,000	92,378
4.90%, 6/15/2042	112,000	112,112
5.35%, 12/15/2043	166,000	175,799
6.10%, 7/15/2040	114,000	130,668
6.25%, 3/29/2041	169,000	197,302
6.50%, 11/15/2036	190,000	230,723
7.63%, 4/15/2031	265,000	359,364
7.70%, 5/1/2032	81,000	110,422
Viacom, Inc.:
4.38%, 3/15/2043	225,000	179,575
4.85%, 12/15/2034	86,000	77,198
4.88%, 6/15/2043	30,000	25,937
5.25%, 4/1/2044	64,000	58,479
5.85%, 9/1/2043	210,000	206,663
6.88%, 4/30/2036	74,000	79,301
Walt Disney Co.:
4.13%, 6/1/2044	222,000	229,890
4.38%, 8/16/2041	30,000	31,863
Series B, 7.00%, 3/1/2032	94,000	128,060
Series E, 4.13%, 12/1/2041	35,000	35,797
Series MTN, 3.00%, 7/30/2046	50,000	42,706

		11,614,828

METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043	94,000	91,989
4.38%, 6/15/2045	64,000	67,516
Valmont Industries, Inc.:
5.00%, 10/1/2044	30,000	27,001
5.25%, 10/1/2054	30,000	26,060

		212,566

MINING — 1.3%
Barrick Gold Corp. 5.25%, 4/1/2042	164,000	161,535

See accompanying notes to financial statements.

111

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Barrick North America Finance LLC:
5.70%, 5/30/2041	$81,000	$83,562
5.75%, 5/1/2043	64,000	67,882
7.50%, 9/15/2038	113,000	132,761
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	172,000	169,122
5.00%, 9/30/2043	276,000	308,016
Goldcorp, Inc. 5.45%, 6/9/2044	64,000	62,932
Newmont Mining Corp.:
4.88%, 3/15/2042	94,000	88,874
5.88%, 4/1/2035	104,000	111,250
6.25%, 10/1/2039	56,000	61,691
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	64,000	67,458
6.13%, 12/15/2033	69,000	74,767
7.25%, 3/15/2031	64,000	75,713
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	43,000	42,493
Rio Tinto Finance USA, Ltd.:
5.20%, 11/2/2040 (b)	30,000	34,415
7.13%, 7/15/2028	154,000	199,857
Southern Copper Corp.:
5.25%, 11/8/2042	154,000	142,381
5.88%, 4/23/2045 (b)	178,000	174,664
6.75%, 4/16/2040	275,000	295,026
7.50%, 7/27/2035 (b)	172,000	199,303

		2,553,702

MISCELLANEOUS MANUFACTURER — 1.1%
3M Co.:
5.70%, 3/15/2037	164,000	206,719
Series MTN, 3.13%, 9/19/2046	50,000	44,621
Series MTN, 3.88%, 6/15/2044	135,000	134,255
Dover Corp. 5.38%, 3/1/2041	132,000	154,769
Eaton Corp.:
4.00%, 11/2/2032	74,000	72,512
4.15%, 11/2/2042	194,000	190,364
General Electric Co.:
4.13%, 10/9/2042	214,000	215,267
4.50%, 3/11/2044	333,000	355,451
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	200,000	190,896
3.90%, 9/1/2042 (b)	86,000	86,348
4.88%, 9/15/2041	77,000	85,487
Ingersoll-Rand Global Holding Co., Ltd. 5.75%, 6/15/2043	64,000	75,979
Ingersoll-Rand Luxembourg Finance SA 4.65%, 11/1/2044	50,000	50,625
Parker-Hannifin Corp.:
4.45%, 11/21/2044	77,000	81,737
Series MTN, 4.20%, 11/21/2034	119,000	122,241
Tyco Electronics Group SA 7.13%, 10/1/2037	64,000	83,551

		2,150,822

OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
Xerox Corp. 4.80%, 3/1/2035 (b)	64,000	57,697

OIL & GAS — 6.1%
Anadarko Petroleum Corp.:
4.50%, 7/15/2044	47,000	44,282
6.20%, 3/15/2040	167,000	192,088
6.45%, 9/15/2036	564,000	670,133
6.60%, 3/15/2046	265,000	327,347
Apache Corp.:
4.25%, 1/15/2044	172,000	170,115
5.10%, 9/1/2040	249,000	259,204
5.25%, 2/1/2042	47,000	49,765
6.00%, 1/15/2037	523,000	599,609
BP Capital Markets PLC:
3.02%, 1/16/2027	100,000	96,423
3.72%, 11/28/2028	115,000	116,680
Burlington Resources Finance Co. 7.20%, 8/15/2031	81,000	104,871
Canadian Natural Resources, Ltd.:
5.85%, 2/1/2035	43,000	45,299
6.50%, 2/15/2037	124,000	142,782
6.75%, 2/1/2039	86,000	100,734
7.20%, 1/15/2032	30,000	35,496
Conoco Funding Co. 7.25%, 10/15/2031	148,000	192,504
ConocoPhillips 6.50%, 2/1/2039	304,000	385,025
ConocoPhillips Co.:
4.30%, 11/15/2044	124,000	123,549
5.90%, 10/15/2032	77,000	89,682
5.95%, 3/15/2046 (b)	50,000	61,598
ConocoPhillips Holding Co. 6.95%, 4/15/2029	144,000	181,100
Devon Energy Corp.:
4.75%, 5/15/2042	124,000	117,335
5.00%, 6/15/2045	64,000	62,720
5.60%, 7/15/2041	400,000	413,000
7.95%, 4/15/2032	42,000	53,025
Devon Financing Co. LLC 7.88%, 9/30/2031	146,000	184,507
Encana Corp.:
6.50%, 8/15/2034	145,000	156,419
6.50%, 2/1/2038	100,000	108,076
Eni USA, Inc. 7.30%, 11/15/2027	30,000	37,078
EOG Resources, Inc.:
3.90%, 4/1/2035	76,000	72,407
5.10%, 1/15/2036	86,000	93,933
Exxon Mobil Corp.:
3.57%, 3/6/2045	51,000	47,430
4.11%, 3/1/2046	241,000	247,239
Hess Corp.:
4.30%, 4/1/2027	100,000	98,875
5.60%, 2/15/2041	154,000	154,577
5.80%, 4/1/2047 (b)	100,000	103,625
6.00%, 1/15/2040	117,000	120,949
7.13%, 3/15/2033	50,000	57,375
7.30%, 8/15/2031	73,000	83,494
7.88%, 10/1/2029	86,000	103,952
Husky Energy, Inc. 6.80%, 9/15/2037	30,000	35,313

See accompanying notes to financial statements.

112

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Kerr-McGee Corp. 7.88%, 9/15/2031	$86,000	$109,665
Marathon Oil Corp.:
5.20%, 6/1/2045 (b)	64,000	60,160
6.80%, 3/15/2032	64,000	70,800
Marathon Petroleum Corp.:
4.75%, 9/15/2044	64,000	56,593
5.00%, 9/15/2054	94,000	79,921
5.85%, 12/15/2045	86,000	85,320
6.50%, 3/1/2041	73,000	78,163
Noble Energy, Inc.:
5.05%, 11/15/2044	94,000	94,739
5.25%, 11/15/2043	72,000	73,369
6.00%, 3/1/2041	172,000	190,475
Occidental Petroleum Corp.:
3.00%, 2/15/2027	100,000	96,966
4.10%, 2/15/2047	100,000	97,452
4.40%, 4/15/2046	200,000	203,206
4.63%, 6/15/2045	51,000	53,357
Petro-Canada:
5.35%, 7/15/2033	64,000	69,843
5.95%, 5/15/2035	64,000	75,730
6.80%, 5/15/2038	164,000	211,960
Phillips 66:
4.65%, 11/15/2034	145,000	150,604
4.88%, 11/15/2044	162,000	170,959
5.88%, 5/1/2042	220,000	260,097
Shell International Finance B.V.:
3.63%, 8/21/2042	107,000	96,899
3.75%, 9/12/2046	100,000	92,268
4.00%, 5/10/2046	350,000	336,056
4.13%, 5/11/2035	501,000	508,435
4.38%, 5/11/2045	163,000	165,236
4.55%, 8/12/2043	189,000	195,696
5.50%, 3/25/2040	124,000	144,503
6.38%, 12/15/2038	314,000	403,374
Suncor Energy, Inc.:
6.50%, 6/15/2038	186,000	238,441
6.85%, 6/1/2039	64,000	84,394
Tosco Corp.:
7.80%, 1/1/2027	186,000	238,067
8.13%, 2/15/2030	64,000	87,273
Valero Energy Corp.:
4.90%, 3/15/2045	64,000	63,616
6.63%, 6/15/2037	174,000	203,326
7.50%, 4/15/2032	77,000	95,477
10.50%, 3/15/2039	64,000	96,963
XTO Energy, Inc. 6.75%, 8/1/2037	125,000	170,672

		11,849,690

OIL & GAS SERVICES — 0.8%
Baker Hughes, Inc.:
5.13%, 9/15/2040	224,000	245,923
6.88%, 1/15/2029	27,000	32,712
Halliburton Co.:
4.50%, 11/15/2041	69,000	67,989
4.75%, 8/1/2043	64,000	65,870
4.85%, 11/15/2035	139,000	147,038

5.00%, 11/15/2045	339,000	362,825
6.70%, 9/15/2038	124,000	153,878
7.45%, 9/15/2039	100,000	134,855
National Oilwell Varco, Inc. 3.95%, 12/1/2042	334,000	256,422

		1,467,512

PACKAGING & CONTAINERS — 0.1%
Sonoco Products Co. 5.75%, 11/1/2040	77,000	85,876
WestRock MWV LLC 7.95%, 2/15/2031	64,000	84,603

		170,479

PHARMACEUTICALS — 5.4%
Abbott Laboratories:
5.30%, 5/27/2040 (b)	142,000	152,376
6.00%, 4/1/2039	105,000	124,773
AbbVie, Inc.:
4.30%, 5/14/2036	111,000	106,183
4.40%, 11/6/2042	284,000	268,491
4.45%, 5/14/2046	160,000	152,979
4.50%, 5/14/2035	269,000	265,221
4.70%, 5/14/2045	432,000	426,941
Actavis Funding SCS:
4.55%, 3/15/2035	352,000	346,016
4.75%, 3/15/2045	267,000	263,604
4.85%, 6/15/2044	201,000	201,074
Actavis, Inc. 4.63%, 10/1/2042	190,000	183,836
AmerisourceBergen Corp. 4.25%, 3/1/2045	64,000	61,581
AstraZeneca PLC:
4.00%, 9/18/2042	154,000	146,460
4.38%, 11/16/2045	143,000	143,323
6.45%, 9/15/2037	309,000	400,649
Baxalta, Inc. 5.25%, 6/23/2045	147,000	156,568
Bristol-Myers Squibb Co.:
3.25%, 8/1/2042	144,000	128,812
5.88%, 11/15/2036	149,000	186,068
Cardinal Health, Inc.:
4.50%, 11/15/2044	64,000	63,259
4.60%, 3/15/2043	39,000	38,782
Eli Lilly & Co.:
3.70%, 3/1/2045	64,000	60,952
5.50%, 3/15/2027	86,000	102,862
5.55%, 3/15/2037	86,000	102,687
Express Scripts Holding Co.:
3.40%, 3/1/2027 (b)	20,000	18,790
4.80%, 7/15/2046	115,000	110,455
6.13%, 11/15/2041 (b)	77,000	88,449
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	30,000	30,938
6.38%, 5/15/2038	424,000	560,443
Johnson & Johnson:
3.55%, 3/1/2036	195,000	194,520
3.70%, 3/1/2046	255,000	252,404
4.38%, 12/5/2033	121,000	132,948
4.50%, 9/1/2040	47,000	52,398

See accompanying notes to financial statements.

113

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

4.50%, 12/5/2043	$30,000	$33,260
4.95%, 5/15/2033	64,000	74,556
5.85%, 7/15/2038	77,000	100,500
5.95%, 8/15/2037	112,000	147,463
6.95%, 9/1/2029	86,000	116,940
McKesson Corp.:
4.88%, 3/15/2044 (b)	86,000	87,760
6.00%, 3/1/2041	30,000	34,555
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	39,000	37,814
Merck & Co., Inc.:
3.60%, 9/15/2042	64,000	60,556
3.70%, 2/10/2045	236,000	225,165
6.50%, 12/1/2033	86,000	112,054
6.55%, 9/15/2037	43,000	57,927
Merck Sharp & Dohme Corp.:
5.75%, 11/15/2036	50,000	60,999
5.85%, 6/30/2039	164,000	204,100
5.95%, 12/1/2028	210,000	258,147
Mylan NV 5.25%, 6/15/2046 (d)	235,000	216,971
Mylan, Inc. 5.40%, 11/29/2043 (b)	105,000	98,957
Novartis Capital Corp.:
3.70%, 9/21/2042	64,000	61,305
4.00%, 11/20/2045	179,000	180,842
4.40%, 5/6/2044	374,000	401,837
Perrigo Finance Unlimited Co. 4.90%, 12/15/2044	129,000	118,668
Pfizer, Inc.:
4.00%, 12/15/2036	250,000	255,413
4.13%, 12/15/2046	220,000	224,811
4.30%, 6/15/2043	244,000	253,994
4.40%, 5/15/2044	64,000	67,459
7.20%, 3/15/2039	342,000	495,469
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036 (b)	94,000	105,375
Teva Pharmaceutical Finance Netherlands III B.V. 4.10%, 10/1/2046 (b)	200,000	171,084
Wyeth LLC:
5.95%, 4/1/2037	210,000	264,325
6.00%, 2/15/2036	124,000	154,467
6.50%, 2/1/2034	107,000	138,588
Zoetis, Inc. 4.70%, 2/1/2043	108,000	103,969

		10,450,172

PIPELINES — 4.3%
Buckeye Partners L.P.:
3.95%, 12/1/2026 (b)	75,000	73,093
5.85%, 11/15/2043	64,000	66,591
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	86,000	99,230
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	64,000	79,203
Enable Midstream Partners L.P. 5.00%, 5/15/2044	51,000	43,286

Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	94,000	93,321
Series B, 7.50%, 4/15/2038	64,000	75,619
Enbridge, Inc.:
4.50%, 6/10/2044	64,000	59,247
5.50%, 12/1/2046	100,000	107,291
Energy Transfer Partners L.P.:
4.90%, 3/15/2035	64,000	59,981
5.15%, 2/1/2043	250,000	233,385
5.15%, 3/15/2045	124,000	118,793
5.95%, 10/1/2043	64,000	66,470
6.05%, 6/1/2041	146,000	150,179
6.13%, 12/15/2045	64,000	68,337
6.50%, 2/1/2042	64,000	69,319
6.63%, 10/15/2036	30,000	32,684
7.50%, 7/1/2038	64,000	74,921
EnLink Midstream Partners L.P. 5.05%, 4/1/2045	100,000	90,125
Enterprise Products Operating LLC:
3.95%, 2/15/2027 (b)	20,000	20,447
4.45%, 2/15/2043	24,000	22,843
4.85%, 8/15/2042	154,000	154,382
4.85%, 3/15/2044	274,000	277,187
4.95%, 10/15/2054	107,000	105,089
5.10%, 2/15/2045	225,000	236,234
5.70%, 2/15/2042	100,000	110,749
5.95%, 2/1/2041	192,000	216,357
6.13%, 10/15/2039	64,000	73,438
6.45%, 9/1/2040	50,000	59,665
7.55%, 4/15/2038	73,000	93,524
Series D, 6.88%, 3/1/2033	86,000	103,001
Series H, 6.65%, 10/15/2034	64,000	76,249
Kinder Morgan Energy Partners L.P.:
4.70%, 11/1/2042	124,000	114,843
5.00%, 8/15/2042	49,000	47,170
5.00%, 3/1/2043	30,000	28,827
5.40%, 9/1/2044	64,000	64,367
5.50%, 3/1/2044	126,000	129,192
5.63%, 9/1/2041	64,000	64,692
5.80%, 3/15/2035	64,000	67,324
6.38%, 3/1/2041	64,000	69,751
6.50%, 2/1/2037	64,000	69,709
6.50%, 9/1/2039	50,000	55,279
6.55%, 9/15/2040	30,000	33,208
6.95%,1/15/2038	77,000	89,541
7.30%, 8/15/2033	164,000	193,035
7.40%, 3/15/2031	107,000	125,430
7.50%, 11/15/2040	64,000	76,485
Kinder Morgan, Inc.:
5.05%, 2/15/2046	124,000	122,989
5.55%, 6/1/2045	294,000	308,150
Series GMTN, 7.75%, 1/15/2032	193,000	237,099
Magellan Midstream Partners L.P.:
4.20%, 12/1/2042	64,000	58,115
4.20%, 3/15/2045	64,000	58,173
4.25%, 9/15/2046	70,000	65,717
ONEOK Partners L.P.:
6.13%, 2/1/2041	64,000	70,264
6.20%, 9/15/2043	112,000	125,421
6.65%, 10/1/2036	86,000	97,545

See accompanying notes to financial statements.

114

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Phillips 66 Partners L.P.:
4.68%, 2/15/2045	$39,000	$36,232
4.90%, 10/1/2046	50,000	48,272
Plains All American Pipeline L.P./PAA Finance Corp.:
4.70%, 6/15/2044	94,000	83,718
4.90%, 2/15/2045	80,000	74,300
5.15%, 6/1/2042	64,000	59,590
6.65%, 1/15/2037	142,000	155,916
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	73,000	91,670
Spectra Energy Capital LLC 7.50%, 9/15/2038	64,000	77,312
Spectra Energy Partners L.P.:
4.50%, 3/15/2045	110,000	104,377
5.95%, 9/25/2043	94,000	106,354
Sunoco Logistics Partners Operations L.P.:
4.95%, 1/15/2043	50,000	46,170
5.30%, 4/1/2044	102,000	99,205
6.10%, 2/15/2042	64,000	66,445
6.85%, 2/15/2040	94,000	103,968
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	100,000	121,022
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	64,000	76,179
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	202,000	212,906
5.00%, 10/16/2043 (b)	94,000	103,582
5.60%, 3/31/2034	100,000	113,501
6.10%, 6/1/2040	124,000	152,172
7.25%, 8/15/2038	74,000	100,556
7.63%, 1/15/2039	73,000	103,601
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042	15,000	13,382
5.40%, 8/15/2041	30,000	30,549
Western Gas Partners L.P. 5.45%, 4/1/2044	130,000	132,925
Williams Partners L.P.:
4.90%, 1/15/2045	186,000	171,940
5.10%, 9/15/2045	114,000	108,020
5.40%, 3/4/2044	94,000	91,129
5.80%, 11/15/2043	30,000	30,213
6.30%, 4/15/2040	174,000	186,631

		8,484,403

REAL ESTATE — 0.0% (a)
Omega Healthcare Investors, Inc. 4.50%, 4/1/2027 (b)	63,000	60,015

REAL ESTATE INVESTMENT TRUSTS — 1.1%
Alexandria Real Estate Equities, Inc. 3.95%, 1/15/2027	50,000	49,406
American Tower Corp. 3.13%, 1/15/2027	225,000	207,725
AvalonBay Communities, Inc. Series MTN, 3.90%, 10/15/2046	50,000	46,068
Brandywine Operating Partnership L.P. 4.55%, 10/1/2029	30,000	29,382

ERP Operating L.P. 4.50%, 7/1/2044	274,000	277,370
Federal Realty Investment Trust:
3.63%, 8/1/2046	20,000	17,439
4.50%, 12/1/2044	64,000	64,986
HCP, Inc. 6.75%, 2/1/2041	30,000	35,006
Kilroy Realty L.P. 4.25%, 8/15/2029	86,000	83,602
Kimco Realty Corp.:
4.13%, 12/1/2046	50,000	46,495
4.25%, 4/1/2045	85,000	81,965
Realty Income Corp. 3.00%, 1/15/2027	300,000	281,286
Simon Property Group L.P.:
4.25%, 10/1/2044	86,000	85,036
4.25%, 11/30/2046	150,000	147,723
6.75%, 2/1/2040	73,000	97,602
Ventas Realty L.P. 5.70%, 9/30/2043	64,000	71,635
Welltower, Inc. 6.50%, 3/15/2041	69,000	82,516
Weyerhaeuser Co.:
6.95%, 10/1/2027	19,000	22,809
7.38%, 3/15/2032	324,000	411,023

		2,139,074

RETAIL — 4.5%
Bed Bath & Beyond, Inc.:
4.92%, 8/1/2034	43,000	42,485
5.17%, 8/1/2044	90,000	82,202
CVS Health Corp.:
4.88%, 7/20/2035	74,000	80,216
5.13%, 7/20/2045	489,000	545,494
5.30%, 12/5/2043	212,000	240,213
Darden Restaurants, Inc. 6.80%, 10/15/2037	30,000	34,163
Home Depot, Inc.:
3.50%, 9/15/2056	55,000	48,493
4.20%, 4/1/2043	224,000	231,215
4.25%, 4/1/2046	202,000	212,787
4.40%, 3/15/2045	175,000	186,393
4.88%, 2/15/2044	264,000	298,808
5.40%, 9/15/2040	49,000	58,388
5.88%, 12/16/2036	236,000	298,450
5.95%, 4/1/2041	72,000	91,381
Kohl’s Corp. 5.55%, 7/17/2045	55,000	52,541
Lowe’s Cos., Inc.:
3.70%, 4/15/2046	250,000	234,910
4.25%, 9/15/2044	43,000	43,550
4.38%, 9/15/2045	50,000	51,639
4.65%, 4/15/2042	69,000	73,754
5.00%, 9/15/2043	124,000	138,193
5.50%, 10/15/2035	64,000	74,894
5.80%, 10/15/2036	94,000	113,862
5.80%, 4/15/2040	64,000	78,385
6.65%, 9/15/2037	80,000	106,110

See accompanying notes to financial statements.

115

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Macy’s Retail Holdings, Inc.:
4.50%, 12/15/2034	$43,000	$38,129
5.13%, 1/15/2042	94,000	87,063
6.38%, 3/15/2037 (b)	77,000	81,186
6.70%, 7/15/2034 (b)	30,000	32,852
6.90%, 1/15/2032	71,000	77,215
McDonald’s Corp.:
3.63%, 5/1/2043	64,000	56,332
3.70%, 2/15/2042	112,000	100,430
4.60%, 5/26/2045	41,000	42,036
5.70%, 2/1/2039	50,000	57,405
Series MTN, 4.88%, 12/9/2045	239,000	255,130
Series MTN, 6.30%, 10/15/2037 (b)	100,000	124,978
Series MTN, 6.30%, 3/1/2038	154,000	189,942
Nordstrom, Inc.:
5.00%, 1/15/2044 (b)	64,000	63,431
6.95%, 3/15/2028	30,000	36,366
QVC, Inc. 5.45%, 8/15/2034	112,000	100,800
Starbucks Corp. 4.30%, 6/15/2045 (b)	43,000	45,055
Target Corp.:
3.63%, 4/15/2046 (b)	25,000	23,309
4.00%, 7/1/2042 (b)	114,000	113,775
6.35%, 11/1/2032	151,000	191,100
6.50%, 10/15/2037	86,000	114,291
7.00%, 1/15/2038	143,000	200,131
Tiffany & Co. 4.90%, 10/1/2044	47,000	43,559
Wal-Mart Stores, Inc.:
4.00%, 4/11/2043	284,000	285,789
4.30%, 4/22/2044	112,000	118,359
4.75%, 10/2/2043	94,000	105,997
4.88%, 7/8/2040	112,000	126,439
5.00%, 10/25/2040	287,000	331,416
5.25%, 9/1/2035	327,000	392,443
5.63%, 4/1/2040	199,000	246,247
5.63%, 4/15/2041	236,000	292,220
5.88%, 4/5/2027	124,000	152,783
6.20%, 4/15/2038	271,000	358,986
6.50%, 8/15/2037	166,000	225,282
7.55%, 2/15/2030	97,000	139,904
Walgreens Boots Alliance, Inc.:
4.50%, 11/18/2034	235,000	236,351
4.65%, 6/1/2046	20,000	20,283
4.80%, 11/18/2044	166,000	170,743

		8,696,283

SEMICONDUCTORS — 0.8%
Analog Devices, Inc.:
4.50%, 12/5/2036	40,000	40,790
5.30%, 12/15/2045	136,000	149,581
Applied Materials, Inc.:
5.10%, 10/1/2035	86,000	95,298
5.85%, 6/15/2041	64,000	76,852
Intel Corp.:
4.00%, 12/15/2032	224,000	231,959
4.10%, 5/19/2046	300,000	299,352
4.25%, 12/15/2042	124,000	126,625

4.80%, 10/1/2041	30,000	33,198
4.90%, 7/29/2045	99,000	111,636
KLA-Tencor Corp. 5.65%, 11/1/2034	62,000	66,018
QUALCOMM, Inc.:
4.65%, 5/20/2035	54,000	56,989
4.80%, 5/20/2045	207,000	221,405

		1,509,703

SOFTWARE — 2.7%
Fidelity National Information Services, Inc. 4.50%, 8/15/2046	25,000	23,755
Microsoft Corp.:
3.45%, 8/8/2036	450,000	427,352
3.50%, 2/12/2035	107,000	103,215
3.50%, 11/15/2042	64,000	59,166
3.70%, 8/8/2046	600,000	566,700
3.75%, 5/1/2043	140,000	133,251
3.75%, 2/12/2045	350,000	332,941
3.95%, 8/8/2056	250,000	235,438
4.00%, 2/12/2055	234,000	221,516
4.20%, 11/3/2035	124,000	130,293
4.45%, 11/3/2045	259,000	276,110
4.50%, 10/1/2040	146,000	156,366
4.75%, 11/3/2055	124,000	134,702
4.88%, 12/15/2043	86,000	96,705
5.20%, 6/1/2039	104,000	122,228
5.30%, 2/8/2041	137,000	164,031
Oracle Corp.:
3.25%, 5/15/2030 (b)	219,000	213,122
3.85%, 7/15/2036	150,000	146,799
3.90%, 5/15/2035	4,000	3,949
4.00%, 7/15/2046	575,000	550,212
4.13%, 5/15/2045	137,000	133,478
4.30%, 7/8/2034	243,000	251,352
4.50%, 7/8/2044	103,000	106,306
5.38%, 7/15/2040	176,000	204,192
6.13%, 7/8/2039	159,000	200,812
6.50%, 4/15/2038	224,000	293,106

		5,287,097

TELECOMMUNICATIONS — 8.3%
America Movil SAB de CV:
4.38%, 7/16/2042	257,000	239,321
6.13%, 3/30/2040 (b)	129,000	148,253
6.38%, 3/1/2035	120,000	140,226
AT&T Corp. 8.25%, 11/15/2031	124,000	170,190
AT&T Mobility LLC 7.13%, 12/15/2031	100,000	124,959
AT&T, Inc.:
4.30%, 12/15/2042	343,000	307,074
4.35%, 6/15/2045	451,000	403,068
4.50%, 5/15/2035	212,000	205,087
4.50%, 3/9/2048	326,000	295,499
4.55%, 3/9/2049	317,000	287,982
4.75%, 5/15/2046	23,000	21,847
4.80%, 6/15/2044	405,000	382,891
5.15%, 3/15/2042	219,000	218,442
5.35%, 9/1/2040	241,000	246,362

See accompanying notes to financial statements.

116

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

5.55%, 8/15/2041	$343,000	$359,773
5.65%, 2/15/2047	464,000	499,988
6.00%, 8/15/2040	106,000	117,211
6.30%, 1/15/2038	267,000	304,447
6.35%, 3/15/2040	100,000	114,503
6.38%, 3/1/2041	274,000	315,758
6.50%, 9/1/2037	124,000	144,999
6.55%, 2/15/2039	154,000	179,880
British Telecommunications PLC 9.13%, 12/15/2030	249,000	378,505
Cisco Systems, Inc.:
5.50%, 1/15/2040	239,000	292,065
5.90%, 2/15/2039	169,000	215,096
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	564,000	822,735
9.25%, 6/1/2032	86,000	132,422
Juniper Networks, Inc. 5.95%, 3/15/2041	64,000	65,402
Koninklijke KPN NV 8.38%, 10/1/2030	124,000	166,043
Motorola Solutions, Inc. 5.50%, 9/1/2044	94,000	89,238
New Cingular Wireless Services, Inc. 8.75%, 3/1/2031	64,000	91,154
Orange SA:
5.38%, 1/13/2042	124,000	139,535
5.50%, 2/6/2044	94,000	108,250
9.00%, 3/1/2031	442,000	660,790
Pacific Bell Telephone Co. 7.13%, 3/15/2026	64,000	76,998
Qwest Corp.:
6.88%, 9/15/2033	51,000	48,578
7.13%, 11/15/2043	47,000	44,944
7.25%, 10/15/2035	64,000	60,880
Rogers Communications, Inc.:
4.50%, 3/15/2043	86,000	84,604
5.45%, 10/1/2043	124,000	137,295
7.50%, 8/15/2038	30,000	39,421
Telefonica Emisiones SAU 7.05%, 6/20/2036	489,000	567,538
Telefonica Europe B.V. 8.25%, 9/15/2030	254,000	332,544
TELUS Corp. 2.80%, 2/16/2027	100,000	93,430
Verizon Communications, Inc.:
3.85%, 11/1/2042	154,000	133,298
4.13%, 8/15/2046	205,000	185,472
4.27%, 1/15/2036	250,000	241,720
4.40%, 11/1/2034	486,000	478,982
4.52%, 9/15/2048	605,000	579,118
4.67%, 3/15/2055	755,000	712,863
4.75%, 11/1/2041	94,000	92,805
4.86%, 8/21/2046	694,000	701,134
5.01%, 8/21/2054	841,000	839,099
5.05%, 3/15/2034	154,000	163,027
5.85%, 9/15/2035	165,000	189,288
6.00%, 4/1/2041	287,000	331,342
6.40%, 9/15/2033	10,000	12,098

6.40%, 2/15/2038	50,000	60,356
6.55%, 9/15/2043	730,000	912,405
Vodafone Group PLC:
4.38%, 2/19/2043	328,000	291,284
6.15%, 2/27/2037	180,000	202,637
6.25%, 11/30/2032	64,000	73,361
7.88%, 2/15/2030	112,000	146,614

		16,222,130

TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
5.10%, 5/15/2044	64,000	63,780
6.35%, 3/15/2040	80,000	92,768
Mattel, Inc. 6.20%, 10/1/2040	64,000	69,938

		226,486

TRANSPORTATION — 3.3%
Burlington Northern Santa Fe LLC:
3.90%, 8/1/2046	170,000	166,656
4.15%, 4/1/2045	237,000	240,948
4.38%, 9/1/2042	43,000	44,645
4.40%, 3/15/2042	77,000	79,718
4.45%, 3/15/2043	64,000	67,496
4.55%, 9/1/2044	43,000	46,078
4.70%, 9/1/2045	64,000	70,301
4.90%, 4/1/2044	39,000	43,865
4.95%, 9/15/2041	271,000	301,661
5.05%, 3/1/2041	104,000	117,386
5.15%, 9/1/2043	142,000	162,965
6.15%, 5/1/2037	64,000	81,659
6.20%, 8/15/2036	100,000	127,725
Canadian National Railway Co.:
3.20%, 8/2/2046	50,000	44,085
4.50%, 11/7/2043	30,000	31,953
6.25%, 8/1/2034	64,000	81,930
6.38%, 11/15/2037	139,000	182,693
6.90%, 7/15/2028	150,000	198,873
Canadian Pacific Railway Co.:
4.80%, 9/15/2035	101,000	109,076
5.75%, 3/15/2033	43,000	49,202
5.75%, 1/15/2042	64,000	76,799
5.95%, 5/15/2037	94,000	113,420
6.13%, 9/15/2115	39,000	47,002
CSX Corp.:
3.80%, 11/1/2046	100,000	93,090
4.10%, 3/15/2044	69,000	66,920
4.25%, 11/1/2066	75,000	68,862
4.40%, 3/1/2043	64,000	64,696
4.50%, 8/1/2054	125,000	122,503
4.75%, 5/30/2042	92,000	96,995
5.50%, 4/15/2041	50,000	56,644
6.00%, 10/1/2036	34,000	40,414
6.15%, 5/1/2037	124,000	151,020
6.22%, 4/30/2040	73,000	91,386
FedEx Corp.:
3.88%, 8/1/2042	57,000	51,869
3.90%, 2/1/2035	64,000	61,464
4.10%, 4/15/2043	6,000	5,620
4.10%, 2/1/2045	125,000	118,194

See accompanying notes to financial statements.

117

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

4.50%, 2/1/2065	$64,000	$59,485
4.55%, 4/1/2046	230,000	232,521
4.75%, 11/15/2045	119,000	123,633
4.90%, 1/15/2034	77,000	82,713
5.10%, 1/15/2044	94,000	102,360
Kansas City Southern 4.95%, 8/15/2045	124,000	126,691
Norfolk Southern Corp.:
3.95%, 10/1/2042	50,000	47,573
4.45%, 6/15/2045	64,000	66,460
4.65%, 1/15/2046 (b)	130,000	139,281
4.84%, 10/1/2041	76,000	82,614
6.00%, 3/15/2105	64,000	74,283
6.00%, 5/23/2111	64,000	75,284
7.25%, 2/15/2031	100,000	132,635
7.80%, 5/15/2027	64,000	85,749
Union Pacific Corp.:
3.35%, 8/15/2046	50,000	45,050
3.38%, 2/1/2035	50,000	47,453
3.80%, 10/1/2051	259,000	242,453
3.88%, 2/1/2055	69,000	63,566
4.05%, 11/15/2045	145,000	145,654
4.05%, 3/1/2046	130,000	131,044
4.30%, 6/15/2042	110,000	113,512
4.38%, 11/15/2065	34,000	34,028
United Parcel Service of America, Inc. 8.38%, 4/1/2030 (c)	86,000	120,830
United Parcel Service, Inc.:
3.40%, 11/15/2046	50,000	46,144
3.63%, 10/1/2042	20,000	19,082
4.88%, 11/15/2040	69,000	79,341
6.20%, 1/15/2038	207,000	273,368

		6,368,620

TRUCKING & LEASING — 0.0% (a)
GATX Corp. 5.20%, 3/15/2044	64,000	64,066

WATER — 0.2%
American Water Capital Corp.:
4.00%, 12/1/2046	75,000	75,276
4.30%, 12/1/2042	94,000	97,601

6.59%, 10/15/2037	94,000	125,226

		298,103

TOTAL CORPORATE BONDS & NOTES (Cost $197,657,272)		192,673,861

	Shares

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (e) (f)	570,036	570,036
State Street Navigator Securities Lending Government Money Market Portfolio (f) (g)	114,178	114,178

TOTAL SHORT-TERM INVESTMENTS (Cost $684,214)		684,214

TOTAL INVESTMENTS — 99.1% (Cost $198,341,486)		193,358,075
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		1,693,867

NET ASSETS — 100.0%		$195,051,942

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of December 31, 2016. Maturity date shown is the final maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.0% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The rate shown is the annualized seven-day yield at December 31, 2016.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$84,218	$—	$84,218
Aerospace & Defense	—	3,712,616	—	3,712,616
Agriculture	—	2,127,632	—	2,127,632
Airlines	—	558,666	—	558,666

See accompanying notes to financial statements.

118

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Apparel	$—	$333,208	$—	$333,208
Auto Manufacturers	—	2,360,437	—	2,360,437
Auto Parts & Equipment	—	94,223	—	94,223
Banks	—	17,732,443	—	17,732,443
Beverages	—	5,524,952	—	5,524,952
Biotechnology	—	3,553,363	—	3,553,363
Chemicals	—	3,395,280	—	3,395,280
Commercial Services	—	1,993,450	—	1,993,450
Construction Materials	—	789,612	—	789,612
Distribution & Wholesale	—	201,164	—	201,164
Diversified Financial Services	—	4,962,355	—	4,962,355
Electric	—	24,125,120	—	24,125,120
Electrical Components & Equipment	—	130,886	—	130,886
Electronics	—	741,601	—	741,601
Engineering & Construction	—	40,875	—	40,875
Environmental Control	—	411,757	—	411,757
Food	—	3,644,305	—	3,644,305
Forest Products & Paper	—	1,283,532	—	1,283,532
Gas	—	1,377,204	—	1,377,204
Hand & Machine Tools	—	32,751	—	32,751
Health Care Products	—	3,056,437	—	3,056,437
Health Care Services.	—	5,261,923	—	5,261,923
Holding Companies-Divers	—	16,617	—	16,617
Home Furnishings	—	66,142	—	66,142
Household Products	—	543,887	—	543,887
Household Products & Wares	—	280,293	—	280,293
Housewares	—	349,727	—	349,727
Insurance	—	7,711,398	—	7,711,398
Internet	—	576,012	—	576,012
Iron/Steel	—	1,119,297	—	1,119,297
IT Services	—	3,478,811	—	3,478,811
Leisure Time	—	63,016	—	63,016
Lodging	—	92,549	—	92,549
Machinery, Construction & Mining	—	513,932	—	513,932
Machinery-Diversified	—	448,722	—	448,722
Media	—	11,614,828	—	11,614,828
Metal Fabricate & Hardware	—	212,566	—	212,566
Mining	—	2,553,702	—	2,553,702
Miscellaneous Manufacturer	—	2,150,822	—	2,150,822
Office & Business Equipment	—	57,697	—	57,697
Oil & Gas	—	11,849,690	—	11,849,690
Oil & Gas Services	—	1,467,512	—	1,467,512
Packaging & Containers	—	170,479	—	170,479
Pharmaceuticals	—	10,450,172	—	10,450,172
Pipelines	—	8,484,403	—	8,484,403
Real Estate	—	60,015	—	60,015
Real Estate Investment Trusts	—	2,139,074	—	2,139,074
Retail	—	8,696,283	—	8,696,283
Semiconductors	—	1,509,703	—	1,509,703
Software	—	5,287,097	—	5,287,097
Telecommunications	—	16,222,130	—	16,222,130
Toys/Games/Hobbies	—	226,486	—	226,486
Transportation	—	6,368,620	—	6,368,620
Trucking & Leasing	—	64,066	—	64,066
Water	—	298,103	—	298,103
Short-Term Investments	684,214	—	—	684,214

TOTAL INVESTMENTS	$684,214	$192,673,861	$—	$193,358,075

See accompanying notes to financial statements.

119

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	1,217	$1,217	4,226,755	4,227,972	—	$—	$255	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	5,774,804	5,204,768	570,036	570,036	327	—
State Street Navigator Securities Lending Government Money Market Portfolio*	1,530,275	1,530,275	2,470,240	3,886,337	114,178	114,178	1,458	—

TOTAL		$1,531,492				$684,214	$2,040	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

120

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SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 98.3%
ADVERTISING — 0.4%
Interpublic Group of Cos., Inc.:
2.25%, 11/15/2017	$5,000	$5,031
4.00%, 3/15/2022	15,000	15,491
4.20%, 4/15/2024	25,000	25,659
Omnicom Group, Inc.:
3.63%, 5/1/2022	50,000	51,402
6.25%, 7/15/2019	15,000	16,509
WPP Finance 2010 3.63%, 9/7/2022	25,000	25,508

		139,600

AEROSPACE & DEFENSE — 1.6%
Boeing Capital Corp. 2.90%, 8/15/2018	4,000	4,086
Boeing Co. 5.88%, 2/15/2040	6,000	7,566
General Dynamics Corp.:
1.00%, 11/15/2017	50,000	49,911
2.25%, 11/15/2022	30,000	29,508
Harris Corp.:
2.00%, 4/27/2018	30,000	30,014
4.85%, 4/27/2035	50,000	52,680
L-3 Communications Corp.:
3.85%, 12/15/2026	25,000	24,935
4.75%, 7/15/2020 (a)	7,000	7,435
5.20%, 10/15/2019	50,000	53,680
Lockheed Martin Corp. 4.07%, 12/15/2042	10,000	9,878
Northrop Grumman Corp.:
3.50%, 3/15/2021	50,000	51,851
4.75%, 6/1/2043 (a)	25,000	27,329
Raytheon Co.:
3.13%, 10/15/2020	15,000	15,454
4.88%, 10/15/2040	4,000	4,479
Rockwell Collins, Inc. 5.25%, 7/15/2019	50,000	53,750
United Technologies Corp.:
3.10%, 6/1/2022	4,000	4,109
4.15%, 5/15/2045	10,000	10,182
4.50%, 4/15/2020	15,000	16,131
4.50%, 6/1/2042	25,000	26,744
5.70%, 4/15/2040	10,000	12,189
6.13%, 7/15/2038	7,000	8,933

		500,844

AGRICULTURE — 1.1%
Altria Group, Inc.:
2.63%, 1/14/2020 (a)	25,000	25,298
2.95%, 5/2/2023	40,000	39,918
4.00%, 1/31/2024	10,000	10,557
4.50%, 5/2/2043	7,000	7,162
5.38%, 1/31/2044	20,000	23,304
9.25%, 8/6/2019	7,000	8,251
Archer-Daniels-Midland Co. 4.02%, 4/16/2043 (a)	25,000	24,563
Bunge, Ltd. Finance Corp. 3.20%, 6/15/2017	75,000	75,565

Philip Morris International, Inc.:
1.13%, 8/21/2017	15,000	14,987
2.90%, 11/15/2021	50,000	50,541
3.88%, 8/21/2042	5,000	4,676
Reynolds American, Inc.:
2.30%, 6/12/2018	25,000	25,158
5.85%, 8/15/2045	25,000	29,729

		339,709

AIRLINES — 0.8%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	19,978	21,255
American Airlines 2015-1 Pass Through Trust, Class A 3.38%, 11/1/2028	23,231	22,827
Delta Air Lines 2007-1 Pass Through Trust, Class A Series 071A, 6.82%, 2/10/2024	79,110	90,498
Southwest Airlines Co.:
2.75%, 11/6/2019	50,000	50,804
5.13%, 3/1/2017	30,000	30,174
United Airlines 2014-1 Pass Through Trust, Class A Series A, 4.00%, 10/11/2027	13,728	13,913
United Airlines 2014-2 Pass Through Trust, Class A Series A, 3.75%, 3/3/2028	14,135	14,133
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 12/3/2026	11,469	12,060

		255,664

APPAREL — 0.3%
NIKE, Inc.:
2.25%, 5/1/2023	22,000	21,443
3.63%, 5/1/2043	32,000	30,094
VF Corp.:
3.50%, 9/1/2021	20,000	20,806
5.95%, 11/1/2017	20,000	20,736
6.45%, 11/1/2037	7,000	8,843

		101,922

AUTO MANUFACTURERS — 1.2%
American Honda Finance Corp. 1.50%, 11/19/2018	50,000	49,866
Daimler Finance North America LLC 8.50%, 1/18/2031	27,000	40,709
Ford Motor Co. 7.45%, 7/16/2031	50,000	62,830
General Motors Co.:
4.88%, 10/2/2023	17,000	17,723
6.25%, 10/2/2043	45,000	49,331
General Motors Financial Co., Inc.:
3.70%, 11/24/2020	15,000	15,206
4.00%, 1/15/2025 (a)	12,000	11,685
PACCAR Financial Corp. Series MTN, 1.65%, 2/25/2019	45,000	44,835

See accompanying notes to financial statements.

121

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Toyota Motor Credit Corp.:
1.90%, 4/8/2021	$50,000	$48,938
Series MTN, 1.13%, 5/16/2017	45,000	44,977

		386,100

AUTO PARTS & EQUIPMENT — 0.7%
BorgWarner, Inc.:
4.38%, 3/15/2045	25,000	24,124
4.63%, 9/15/2020	25,000	26,277
Delphi Automotive PLC 4.25%, 1/15/2026	50,000	51,727
Lear Corp. 5.38%, 3/15/2024	50,000	52,601
Magna International, Inc. 4.15%, 10/1/2025	50,000	51,654

		206,383

BANKS — 9.0%
American Express Bank FSB 6.00%, 9/13/2017	25,000	25,773
Australia & New Zealand Banking Group, Ltd.:
1.25%, 6/13/2017	50,000	50,026
2.30%, 6/1/2021	50,000	49,210
Bank of America Corp.:
3.88%, 3/22/2017	22,000	22,125
7.63%, 6/1/2019	40,000	44,887
Series MTN, 4.00%, 4/1/2024	15,000	15,464
Series MTN, 5.00%, 1/21/2044	20,000	21,953
Bank of Montreal:
Series MTN, 1.40%, 9/11/2017	30,000	30,002
Series MTN, 1.50%, 7/18/2019	50,000	49,312
Series MTN, 1.90%, 8/27/2021	50,000	48,467
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	15,000	15,225
Series MTN, 2.30%, 9/11/2019	25,000	25,181
Series MTN, 2.60%, 8/17/2020	50,000	50,313
Bank of Nova Scotia 2.80%, 7/21/2021	50,000	50,336
Barclays PLC 3.65%, 3/16/2025	10,000	9,724
BNP Paribas SA:
2.38%, 5/21/2020	150,000	149,083
5.00%, 1/15/2021 (a)	15,000	16,295
Branch Banking & Trust Co.:
1.00%, 4/3/2017	25,000	24,993
1.35%, 10/1/2017	35,000	34,967
1.45%, 5/10/2019	25,000	24,701
Canadian Imperial Bank of Commerce 1.55%, 1/23/2018	30,000	29,991
Capital One Financial Corp.:
4.75%, 7/15/2021	5,000	5,394
6.75%, 9/15/2017	5,000	5,179
Citigroup, Inc.:
2.65%, 10/26/2020	50,000	49,958
4.50%, 1/14/2022	25,000	26,678
Commonwealth Bank of Australia Series GMTN, 2.30%, 3/12/2020 (a)	75,000	74,640
Credit Suisse AG:
Series MTN, 3.63%, 9/9/2024	50,000	50,353
Series MTN, 4.38%, 8/5/2020	5,000	5,286

Credit Suisse Group Funding Guernsey, Ltd. 3.80%, 6/9/2023	50,000	49,783
Deutsche Bank AG:
6.00%, 9/1/2017	30,000	30,710
Series GMTN, 2.85%, 5/10/2019	50,000	49,845
Discover Bank/Greenwood 4.25%, 3/13/2026	25,000	25,422
Goldman Sachs Group, Inc.:
2.90%, 7/19/2018	15,000	15,207
3.50%, 11/16/2026	50,000	48,964
3.63%, 1/22/2023	5,000	5,105
5.25%, 7/27/2021	10,000	10,963
6.13%, 2/15/2033	20,000	24,265
HSBC Holdings PLC 4.00%, 3/30/2022	15,000	15,558
HSBC USA, Inc. 1.63%, 1/16/2018	50,000	49,905
Huntington National Bank 2.88%, 8/20/2020 (a)	50,000	50,426
Intesa Sanpaolo SpA:
2.38%, 1/13/2017	85,000	85,012
5.25%, 1/12/2024	30,000	31,355
JPMorgan Chase & Co.:
3.20%, 1/25/2023	5,000	5,043
4.25%, 10/15/2020	40,000	42,318
4.50%, 1/24/2022	25,000	26,881
5.50%, 10/15/2040	20,000	23,546
Lloyds Bank PLC 6.38%, 1/21/2021	30,000	34,151
Lloyds Banking Group PLC 3.10%, 7/6/2021 (a)	100,000	101,083
Mitsubishi UFJ Financial Group, Inc. 2.95%, 3/1/2021	50,000	50,187
Morgan Stanley:
6.38%, 7/24/2042	10,000	12,861
Series GMTN, 2.38%, 7/23/2019	50,000	50,124
Series MTN, 6.25%, 8/9/2026	10,000	11,884
Series MTN, 5.95%, 12/28/2017 (a)	25,000	26,021
MUFG Union Bank NA 2.25%, 5/6/2019	5,000	5,003
National Bank of Canada 2.10%, 12/14/2018	50,000	50,174
PNC Bank NA 1.50%, 10/18/2017	25,000	25,013
PNC Financial Services Group, Inc. 5.13%, 2/8/2020	50,000	54,060
Royal Bank of Canada:
Series GMTN, 1.80%, 7/30/2018	100,000	100,073
Series GMTN, 2.20%, 7/27/2018	15,000	15,100
Santander UK PLC:
1.38%, 3/13/2017 (a)	25,000	25,007
3.05%, 8/23/2018	25,000	25,387
Societe Generale SA:
2.63%, 10/1/2018	50,000	50,513
2.75%, 10/12/2017	150,000	151,393
Svenska Handelsbanken AB Series MTN, 1.63%, 3/21/2018	125,000	124,851
Toronto-Dominion Bank Series MTN, 2.25%, 11/5/2019	50,000	50,258

See accompanying notes to financial statements.

122

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

UBS AG:
1.38%, 6/1/2017	$25,000	$24,994
Series GMTN, 2.38%, 8/14/2019	25,000	25,120
US Bancorp:
Series MTN, 2.20%, 4/25/2019 (a)	25,000	25,203
Series MTN, 3.00%, 3/15/2022	50,000	50,904
Series MTN, 3.70%, 1/30/2024	25,000	25,996
Wells Fargo & Co.:
5.63%, 12/11/2017	15,000	15,552
Series MTN, 3.30%, 9/9/2024	45,000	44,614
Westpac Banking Corp.:
1.20%, 5/19/2017	25,000	25,007
Series GMTN, 1.60%, 1/12/2018	30,000	29,983

		2,826,340

BEVERAGES — 1.9%
Anheuser-Busch InBev Worldwide, Inc.:
1.38%, 7/15/2017	25,000	25,022
3.75%, 7/15/2042	10,000	9,144
8.00%, 11/15/2039	5,000	7,408
Brown-Forman Corp. 4.50%, 7/15/2045	100,000	104,552
Coca-Cola Co. 2.88%, 10/27/2025	90,000	88,791
Coca-Cola European Partners US LLC 3.50%, 9/15/2020	25,000	25,695
Diageo Capital PLC:
1.13%, 4/29/2018	25,000	24,831
1.50%, 5/11/2017	30,000	30,044
2.63%, 4/29/2023	15,000	14,843
Dr Pepper Snapple Group, Inc.:
6.82%, 5/1/2018	13,000	13,863
7.45%, 5/1/2038	25,000	34,709
Molson Coors Brewing Co.:
3.00%, 7/15/2026	100,000	94,421
5.00%, 5/1/2042	27,000	28,357
PepsiCo, Inc.:
3.13%, 11/1/2020	15,000	15,504
3.60%, 3/1/2024	60,000	62,589
4.60%, 7/17/2045	10,000	10,937

		590,710

BIOTECHNOLOGY — 0.5%
Amgen, Inc.:
6.38%, 6/1/2037	7,000	8,448
6.90%, 6/1/2038	20,000	25,623
Biogen, Inc.:
3.63%, 9/15/2022	25,000	25,626
5.20%, 9/15/2045	5,000	5,377
Celgene Corp.:
2.88%, 8/15/2020	10,000	10,105
4.63%, 5/15/2044	50,000	49,254
Gilead Sciences, Inc. 4.50%, 2/1/2045	20,000	20,010

		144,443

CHEMICALS — 2.9%
Agrium, Inc.:
3.15%, 10/1/2022	15,000	14,916
4.90%, 6/1/2043	85,000	85,416

6.13%, 1/15/2041	7,000	8,017
Air Products & Chemicals, Inc. 4.38%, 8/21/2019	15,000	15,931
Airgas, Inc. 3.05%, 8/1/2020	50,000	51,046
Dow Chemical Co.:
4.38%, 11/15/2042	10,000	9,735
7.38%, 11/1/2029	15,000	19,709
8.55%, 5/15/2019 (a)	50,000	57,240
Eastman Chemical Co. 2.70%, 1/15/2020	105,000	105,478
Ecolab, Inc.:
4.35%, 12/8/2021	15,000	16,177
5.50%, 12/8/2041	5,000	5,890
EI du Pont de Nemours & Co.:
2.80%, 2/15/2023	15,000	14,717
4.15%, 2/15/2043	10,000	9,451
4.63%, 1/15/2020	5,000	5,327
5.75%, 3/15/2019	10,000	10,799
LYB International Finance B.V.:
4.00%, 7/15/2023	30,000	31,338
5.25%, 7/15/2043	7,000	7,565
Methanex Corp. 4.25%, 12/1/2024	25,000	23,937
Monsanto Co.:
3.38%, 7/15/2024	10,000	9,948
3.60%, 7/15/2042	9,000	7,521
3.95%, 4/15/2045	100,000	87,835
Mosaic Co. 4.88%, 11/15/2041	7,000	6,148
Potash Corp. of Saskatchewan, Inc. 4.88%, 3/30/2020 (a)	15,000	15,914
PPG Industries, Inc. 3.60%, 11/15/2020	25,000	25,924
Praxair, Inc.:
1.25%, 11/7/2018 (a)	25,000	24,828
2.65%, 2/5/2025	25,000	24,162
2.70%, 2/21/2023	25,000	24,677
RPM International, Inc.:
3.45%, 11/15/2022	15,000	14,828
6.13%, 10/15/2019	57,000	62,376
Sherwin-Williams Co.:
1.35%, 12/15/2017	15,000	14,979
4.55%, 8/1/2045	45,000	45,014
Valspar Corp.:
3.30%, 2/1/2025	25,000	23,997
4.40%, 2/1/2045	25,000	22,797

		903,637

COMMERCIAL SERVICES — 0.9%
Black Knight InfoServ LLC/Black Knight Lending Solutions, Inc. 5.75%, 4/15/2023	8,000	8,350
Block Financial LLC 4.13%, 10/1/2020	50,000	50,979
Equifax, Inc. 3.30%, 12/15/2022	30,000	30,450
Mastercard, Inc. 3.38%, 4/1/2024	40,000	41,166

See accompanying notes to financial statements.

123

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Moody’s Corp. 5.50%, 9/1/2020	$15,000	$16,441
S&P Global, Inc. 4.40%, 2/15/2026	15,000	15,822
Verisk Analytics, Inc. 4.00%, 6/15/2025	20,000	20,202
Western Union Co.:
2.88%, 12/10/2017	15,000	15,158
5.25%, 4/1/2020	57,000	60,934
6.20%, 6/21/2040	25,000	25,627

		285,129

CONSTRUCTION MATERIALS — 1.0%
CRH America, Inc. 8.13%, 7/15/2018	50,000	54,516
Johnson Controls International PLC:
3.63%, 7/2/2024 (b)	10,000	10,124
3.90%, 2/14/2026	100,000	102,650
4.63%, 7/2/2044 (b)	15,000	15,006
Owens Corning:
4.20%, 12/15/2022	35,000	36,167
7.00%, 12/1/2036	32,000	37,953
Vulcan Materials Co. 4.50%, 4/1/2025	52,000	54,809

		311,225

DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc. 4.60%, 6/15/2045	25,000	26,759

DIVERSIFIED FINANCIAL SERVICES — 4.4%
Air Lease Corp.:
2.13%, 1/15/2018	25,000	24,973
3.00%, 9/15/2023	57,000	54,292
3.38%, 1/15/2019 (a)	15,000	15,254
3.88%, 4/1/2021 (a)	7,000	7,216
Alterra Finance LLC 6.25%, 9/30/2020	15,000	16,641
American Express Co. 4.05%, 12/3/2042	25,000	24,180
American Express Credit Corp.:
Series F, 2.60%, 9/14/2020	17,000	17,133
Series GMTN, 2.25%, 8/15/2019	25,000	25,101
Series MTN, 1.13%, 6/5/2017	50,000	49,992
Series MTN, 1.55%, 9/22/2017	50,000	50,056
Ameriprise Financial, Inc.:
4.00%, 10/15/2023	35,000	36,625
5.30%, 3/15/2020	15,000	16,238
7.30%, 6/28/2019	7,000	7,848
BlackRock, Inc.:
3.50%, 3/18/2024	25,000	25,795
6.25%, 9/15/2017	100,000	103,516
Capital One Bank USA NA 1.20%, 2/13/2017	20,000	19,996
Charles Schwab Corp.:
3.23%, 9/1/2022	15,000	15,252
4.45%, 7/22/2020	35,000	37,385
CME Group, Inc.:
3.00%, 3/15/2025	40,000	39,729
5.30%, 9/15/2043	15,000	17,442

E*TRADE Financial Corp. 5.38%, 11/15/2022	105,000	111,179
Franklin Resources, Inc. 2.85%, 3/30/2025	50,000	48,541
General Electric Co. 4.65%, 10/17/2021	20,000	21,912
Intercontinental Exchange, Inc.:
2.50%, 10/15/2018	50,000	50,671
4.00%, 10/15/2023	25,000	26,122
International Lease Finance Corp.:
6.25%, 5/15/2019	50,000	53,750
7.13%, 9/1/2018 (c)	25,000	26,941
Invesco Finance PLC:
4.00%, 1/30/2024	22,000	22,922
5.38%, 11/30/2043	10,000	10,812
Jefferies Group LLC:
5.13%, 1/20/2023	10,000	10,446
6.50%, 1/20/2043	5,000	5,142
Legg Mason, Inc.:
2.70%, 7/15/2019	60,000	60,287
5.63%, 1/15/2044	10,000	9,779
MasterCard, Inc. 2.00%, 4/1/2019 (a)	25,000	25,168
Nasdaq, Inc.:
3.85%, 6/30/2026	5,000	4,934
4.25%, 6/1/2024	25,000	25,666
5.25%, 1/16/2018	39,000	40,363
Nomura Holdings, Inc. 6.70%, 3/4/2020 (a)	40,000	44,696
Raymond James Financial, Inc. 3.63%, 9/15/2026	50,000	48,668
Synchrony Financial 4.25%, 8/15/2024	25,000	25,411
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	50,000	50,499
Visa, Inc. 2.80%, 12/14/2022	50,000	50,193

		1,378,766

ELECTRIC — 6.7%
Alabama Power Co. 4.15%, 8/15/2044	5,000	5,008
Ameren Illinois Co.:
3.25%, 3/1/2025	25,000	25,183
4.30%, 7/1/2044	20,000	20,950
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	25,302
Series L, 5.80%, 10/1/2035	7,000	8,088
Arizona Public Service Co.:
2.55%, 9/15/2026	50,000	47,038
8.75%, 3/1/2019	15,000	17,114
Berkshire Hathaway Energy Co.:
3.50%, 2/1/2025	25,000	25,453
5.95%, 5/15/2037	30,000	36,722
6.13%, 4/1/2036	10,000	12,528
Black Hills Corp. 3.15%, 1/15/2027	50,000	47,840
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022	5,000	4,874
4.50%, 4/1/2044	20,000	21,649

See accompanying notes to financial statements.

124

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Cleveland Electric Illuminating Co.:
5.95%, 12/15/2036	$15,000	$16,346
Series D, 7.88%, 11/1/2017	25,000	26,295
CMS Energy Corp. 3.88%, 3/1/2024	21,000	21,753
Consolidated Edison Co. of New York, Inc.:
3.30%, 12/1/2024	25,000	25,394
Series B, 2.90%, 12/1/2026	50,000	48,735
Constellation Energy Group, Inc. 5.15%, 12/1/2020	15,000	16,159
Consumers Energy Co. 6.13%, 3/15/2019	25,000	27,249
Dominion Resources, Inc.:
3.63%, 12/1/2024	10,000	10,068
7.00%, 6/15/2038	25,000	32,000
Series C, 4.90%, 8/1/2041	20,000	21,014
DTE Electric Co.:
3.70%, 3/15/2045	15,000	14,410
Series A, 6.63%, 6/1/2036	25,000	33,216
Series G, 5.60%, 6/15/2018	15,000	15,837
Duke Energy Carolinas LLC 6.10%, 6/1/2037	7,000	8,632
Duke Energy Corp.:
3.75%, 4/15/2024	10,000	10,304
3.75%, 9/1/2046	25,000	22,436
Emera US Finance L.P. 2.15%, 6/15/2019 (c)	50,000	49,873
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	57,000	65,869
Eversource Energy:
4.50%, 11/15/2019	17,000	18,048
Series H, 3.15%, 1/15/2025	30,000	29,540
Exelon Generation Co. LLC 6.20%, 10/1/2017	15,000	15,504
Florida Power & Light Co. 4.13%, 2/1/2042	7,000	7,193
Georgia Power Co. Series 07-A, 5.65%, 3/1/2037	7,000	8,148
Great Plains Energy, Inc. 4.85%, 6/1/2021	22,000	23,463
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	20,000	20,116
ITC Holdings Corp. 3.25%, 6/30/2026	50,000	48,298
Kansas City Power & Light Co. 3.15%, 3/15/2023	15,000	14,746
Kentucky Utilities Co. 5.13%, 11/1/2040 (a)	7,000	8,054
NextEra Energy Capital Holdings, Inc. 2.40%, 9/15/2019	50,000	50,270
NiSource Finance Corp.:
5.65%, 2/1/2045	7,000	8,093
5.95%, 6/15/2041	7,000	8,355
Northern States Power Co. 4.85%, 8/15/2040	10,000	11,149
NSTAR Electric Co.:
4.40%, 3/1/2044	10,000	10,387
5.50%, 3/15/2040	25,000	29,639

Oglethorpe Power Corp. 4.25%, 4/1/2046	50,000	47,759
Oklahoma Gas & Electric Co.:
4.00%, 12/15/2044	25,000	24,467
4.55%, 3/15/2044	15,000	16,191
5.25%, 5/15/2041	7,000	7,986
Pacific Gas & Electric Co.:
3.75%, 2/15/2024	5,000	5,216
4.75%, 2/15/2044	17,000	18,584
8.25%, 10/15/2018	50,000	55,490
PECO Energy Co. 4.15%, 10/1/2044	15,000	15,201
Pennsylvania Electric Co. 6.15%, 10/1/2038	25,000	28,390
PG&E Corp. 2.40%, 3/1/2019	5,000	5,022
PPL Capital Funding, Inc.:
3.95%, 3/15/2024	25,000	25,797
4.20%, 6/15/2022 (a)	50,000	52,658
PPL Electric Utilities Corp. 4.13%, 6/15/2044	10,000	10,092
Progress Energy, Inc. 4.40%, 1/15/2021	15,000	15,874
Public Service Co. of Colorado 4.30%, 3/15/2044	20,000	20,833
Public Service Electric & Gas Co.:
5.50%, 3/1/2040	14,000	16,720
Series I, 1.80%, 6/1/2019	10,000	9,959
Series MTN, 3.80%, 3/1/2046	50,000	48,918
South Carolina Electric & Gas Co.:
4.60%, 6/15/2043	25,000	25,934
6.05%, 1/15/2038	15,000	18,459
Southern California Edison Co.:
1.85%, 2/1/2022	7,857	7,769
3.88%, 6/1/2021	100,000	105,667
4.65%, 10/1/2043	5,000	5,505
Southern Co.:
2.15%, 9/1/2019	10,000	9,983
2.95%, 7/1/2023	100,000	98,522
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	50,000	47,208
Tampa Electric Co. 2.60%, 9/15/2022	20,000	19,262
TECO Finance, Inc. 5.15%, 3/15/2020	15,000	15,964
TransAlta Corp.:
1.90%, 6/3/2017	40,000	39,800
6.50%, 3/15/2040	25,000	23,094
6.90%, 5/15/2018	15,000	15,619
Virginia Electric & Power Co. Series A, 3.10%, 5/15/2025	25,000	24,852
Westar Energy, Inc.:
4.13%, 3/1/2042	15,000	14,946
4.63%, 9/1/2043	30,000	32,193
Wisconsin Electric Power Co.:
3.10%, 6/1/2025	25,000	24,846
5.70%, 12/1/2036	7,000	8,446
Wisconsin Power & Light Co.:
4.10%, 10/15/2044	35,000	35,630
5.00%, 7/15/2019	15,000	16,008

See accompanying notes to financial statements.

125

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Xcel Energy, Inc. 4.70%, 5/15/2020	$15,000	$15,894

		2,105,100

ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
Emerson Electric Co.:
2.63%, 2/15/2023	25,000	24,747
4.25%, 11/15/2020	15,000	16,034
5.25%, 11/15/2039	15,000	17,392
Hubbell, Inc. 3.35%, 3/1/2026	50,000	49,477

		107,650

ELECTRONICS — 1.3%
Agilent Technologies, Inc. 3.05%, 9/22/2026	15,000	14,275
Amphenol Corp.:
2.55%, 1/30/2019	15,000	15,154
4.00%, 2/1/2022	10,000	10,428
Arrow Electronics, Inc.:
5.13%, 3/1/2021	25,000	26,469
6.00%, 4/1/2020	25,000	27,074
Avnet, Inc. 4.63%, 4/15/2026	50,000	49,119
Flex, Ltd. 4.75%, 6/15/2025	20,000	21,042
Fortive Corp. 3.15%, 6/15/2026 (c)	75,000	73,910
Honeywell International, Inc.:
4.25%, 3/1/2021	15,000	16,194
Series 30, 5.38%, 3/1/2041	25,000	30,552
Jabil Circuit, Inc. 4.70%, 9/15/2022	50,000	50,875
Koninklijke Philips NV:
3.75%, 3/15/2022 (a)	5,000	5,214
5.00%, 3/15/2042	5,000	5,108
6.88%, 3/11/2038	7,000	8,665
Thermo Fisher Scientific, Inc. 3.30%, 2/15/2022	50,000	50,626

		404,705

ENGINEERING & CONSTRUCTION — 0.0% (d)
ABB Finance USA, Inc.:
2.88%, 5/8/2022	10,000	10,065
4.38%, 5/8/2042	5,000	5,240

		15,305

ENVIRONMENTAL CONTROL — 0.4%
Republic Services, Inc.:
2.90%, 7/1/2026	30,000	28,675
5.25%, 11/15/2021	6,000	6,657
Waste Management, Inc. 2.90%, 9/15/2022 (a)	100,000	100,521

		135,853

FOOD — 3.2%
Campbell Soup Co.:
3.30%, 3/19/2025	25,000	25,053
4.25%, 4/15/2021	7,000	7,464
Conagra Brands, Inc. 3.20%, 1/25/2023	50,000	49,871

Delhaize America LLC 9.00%, 4/15/2031	12,000	15,593
General Mills, Inc.:
1.40%, 10/20/2017	25,000	25,029
2.20%, 10/21/2019	50,000	50,160
3.65%, 2/15/2024	12,000	12,457
Hershey Co.:
2.30%, 8/15/2026	50,000	46,534
2.63%, 5/1/2023	25,000	24,582
4.13%, 12/1/2020 (a)	15,000	16,069
Ingredion, Inc. 3.20%, 10/1/2026	25,000	24,406
JM Smucker Co. 2.50%, 3/15/2020 (a)	100,000	100,483
Kellogg Co. 4.50%, 4/1/2046	50,000	48,724
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	7,000	7,812
Kraft Heinz Foods Co.:
2.00%, 7/2/2018	35,000	35,018
3.00%, 6/1/2026	25,000	23,452
4.38%, 6/1/2046	25,000	23,689
5.00%, 6/4/2042	5,000	5,146
5.20%, 7/15/2045	25,000	26,387
Kroger Co.:
3.85%, 8/1/2023 (a)	15,000	15,567
6.15%, 1/15/2020	15,000	16,589
6.90%, 4/15/2038	40,000	51,544
McCormick & Co., Inc. 3.25%, 11/15/2025	25,000	24,833
Sysco Corp.:
4.85%, 10/1/2045	15,000	15,805
5.38%, 9/21/2035	30,000	33,394
6.63%, 3/17/2039	7,000	8,799
Tyson Foods, Inc.:
2.65%, 8/15/2019	25,000	25,219
4.88%, 8/15/2034	100,000	101,875
Unilever Capital Corp. 5.90%, 11/15/2032	50,000	64,953
Whole Foods Market, Inc. 5.20%, 12/3/2025	75,000	79,502

		1,006,009

FOREST PRODUCTS & PAPER — 0.3%
Domtar Corp. 4.40%, 4/1/2022	35,000	35,815
International Paper Co.:
4.75%, 2/15/2022	5,000	5,399
9.38%, 5/15/2019	54,000	62,394

		103,608

GAS — 0.8%
Atmos Energy Corp.:
4.15%, 1/15/2043	20,000	19,771
6.35%, 6/15/2017	15,000	15,342
Dominion Gas Holdings LLC 4.80%, 11/1/2043	5,000	5,189
National Fuel Gas Co.:
3.75%, 3/1/2023 (a)	25,000	24,404
4.90%, 12/1/2021	55,000	58,038

See accompanying notes to financial statements.

126

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

ONE Gas, Inc.:
2.07%, 2/1/2019	$10,000	$10,011
3.61%, 2/1/2024	15,000	15,247
4.66%, 2/1/2044	25,000	26,118
Sempra Energy:
2.40%, 3/15/2020	20,000	19,936
6.00%, 10/15/2039	7,000	8,349
Southern California Gas Co.:
4.45%, 3/15/2044	5,000	5,324
Series HH, 5.45%, 4/15/2018	10,000	10,439
Southern Co. Gas Capital Corp.:
3.50%, 9/15/2021	5,000	5,139
5.25%, 8/15/2019	15,000	16,041

		239,348

HAND & MACHINE TOOLS — 0.3%
Stanley Black & Decker, Inc.:
2.90%, 11/1/2022	75,000	75,262
5.20%, 9/1/2040	15,000	16,375

		91,637

HEALTH CARE PRODUCTS — 1.5%
Baxter International, Inc. 3.50%, 8/15/2046	50,000	42,022
Becton Dickinson and Co.:
1.80%, 12/15/2017	16,000	16,036
2.68%, 12/15/2019	55,000	55,750
3.73%, 12/15/2024	10,000	10,224
Boston Scientific Corp.:
3.38%, 5/15/2022	25,000	25,376
6.00%, 1/15/2020	50,000	54,860
7.38%, 1/15/2040	5,000	6,230
CR Bard, Inc.:
3.00%, 5/15/2026	50,000	47,725
4.40%, 1/15/2021	29,000	30,986
Medtronic, Inc.:
3.50%, 3/15/2025	81,000	83,266
4.50%, 3/15/2042	15,000	15,701
St Jude Medical, Inc. 2.00%, 9/15/2018	25,000	25,034
Stryker Corp.:
3.38%, 5/15/2024	25,000	25,149
4.10%, 4/1/2043	10,000	9,349
Zimmer Biomet Holdings, Inc. 3.38%, 11/30/2021	25,000	25,202

		472,910

HEALTH CARE SERVICES — 2.1%
Aetna, Inc.:
1.50%, 11/15/2017	25,000	24,980
1.70%, 6/7/2018	25,000	24,976
3.50%, 11/15/2024 (a)	25,000	25,340
3.95%, 9/1/2020	7,000	7,332
4.25%, 6/15/2036	25,000	25,088
6.63%, 6/15/2036	7,000	8,878
Anthem, Inc.:
2.38%, 2/15/2017	25,000	25,028
3.13%, 5/15/2022	15,000	14,955
4.63%, 5/15/2042	75,000	75,326

Cigna Corp.:
4.00%, 2/15/2022	50,000	52,088
5.38%, 2/15/2042	25,000	27,786
Humana, Inc.:
2.63%, 10/1/2019	50,000	50,335
4.95%, 10/1/2044	15,000	15,764
8.15%, 6/15/2038	7,000	9,509
Laboratory Corp. of America Holdings:
3.20%, 2/1/2022	100,000	100,556
4.63%, 11/15/2020	10,000	10,640
Quest Diagnostics, Inc.:
3.45%, 6/1/2026	30,000	29,500
4.25%, 4/1/2024	15,000	15,616
4.70%, 4/1/2021 (a)	25,000	26,789
UnitedHealth Group, Inc.:
1.40%, 10/15/2017	25,000	25,036
3.75%, 7/15/2025	4,000	4,150
3.88%, 10/15/2020	15,000	15,781
4.25%, 3/15/2043	25,000	25,439
4.63%, 7/15/2035	20,000	21,805

		662,697

HOLDING COMPANIES-DIVERS — 0.2%
Leucadia National Corp. 5.50%, 10/18/2023	50,000	52,500
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	15,000	15,273

		67,773

HOME FURNISHINGS — 0.2%
Whirlpool Corp.:
3.70%, 5/1/2025	25,000	25,229
4.50%, 6/1/2046	35,000	34,171
Series MTN, 4.85%, 6/15/2021	15,000	16,293

		75,693

HOUSEHOLD PRODUCTS — 0.4%
Colgate-Palmolive Co. Series MTN, 0.90%, 5/1/2018	50,000	49,726
Estee Lauder Cos., Inc.:
3.70%, 8/15/2042	25,000	23,162
6.00%, 5/15/2037	15,000	18,296
Procter & Gamble Co. 2.30%, 2/6/2022	50,000	49,946

		141,130

HOUSEHOLD PRODUCTS & WARES — 0.4%
Clorox Co.:
3.50%, 12/15/2024	10,000	10,146
3.80%, 11/15/2021	15,000	15,730
5.95%, 10/15/2017	30,000	31,084
Kimberly-Clark Corp.:
2.40%, 6/1/2023	75,000	72,850
3.70%, 6/1/2043	5,000	4,761

		134,571

HOUSEWARES — 0.1%
Newell Brands, Inc. 4.00%, 12/1/2024	20,000	20,451

See accompanying notes to financial statements.

127

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

INSURANCE — 4.3%
Aflac, Inc.:
2.88%, 10/15/2026	$50,000	$47,818
6.45%, 8/15/2040	4,000	5,217
Allstate Corp.:
3.15%, 6/15/2023	10,000	10,127
4.50%, 6/15/2043	15,000	15,963
American International Group, Inc. 6.40%, 12/15/2020	6,000	6,816
Aon PLC 3.50%, 6/14/2024	25,000	25,055
Assurant, Inc. 6.75%, 2/15/2034	90,000	103,282
AXIS Specialty Finance PLC 2.65%, 4/1/2019	30,000	30,200
Berkshire Hathaway Finance Corp. 1.30%, 8/15/2019	35,000	34,553
Berkshire Hathaway, Inc. 2.10%, 8/14/2019	25,000	25,211
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023	7,000	6,927
3.35%, 5/15/2024	5,000	5,088
CNA Financial Corp. 5.75%, 8/15/2021	7,000	7,796
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	21,000	19,243
5.13%, 4/15/2022	20,000	22,102
Lincoln National Corp.:
4.00%, 9/1/2023	5,000	5,194
6.25%, 2/15/2020	2,000	2,199
Loews Corp. 6.00%, 2/1/2035	7,000	8,291
Manulife Financial Corp.:
4.15%, 3/4/2026	105,000	109,348
4.90%, 9/17/2020	15,000	16,072
Markel Corp. 5.00%, 4/5/2046	50,000	50,356
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/2019	10,000	10,042
3.50%, 3/10/2025	25,000	25,210
4.05%, 10/15/2023	7,000	7,365
4.80%, 7/15/2021	10,000	10,852
MetLife, Inc.:
3.60%, 4/10/2024	4,000	4,104
5.70%, 6/15/2035	5,000	5,942
Series A, 6.82%, 8/15/2018	7,000	7,546
Principal Financial Group, Inc.:
3.13%, 5/15/2023	35,000	34,421
4.35%, 5/15/2043	30,000	29,368
Progressive Corp.:
3.75%, 8/23/2021	15,000	15,827
4.35%, 4/25/2044	25,000	25,701
Prudential Financial, Inc.:
4.60%, 5/15/2044	20,000	20,753
5.70%, 12/14/2036	25,000	28,974
6.20%, 11/15/2040	25,000	30,607
Series MTN, 2.35%, 8/15/2019	40,000	40,293
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	5,000	5,535

Transatlantic Holdings, Inc. 8.00%, 11/30/2039	$32,000	$40,620
Travelers Cos., Inc.:
3.90%, 11/1/2020 (a)	15,000	15,837
4.60%, 8/1/2043	15,000	16,143
Travelers Property Casualty Corp. 6.38%, 3/15/2033	15,000	19,060
Trinity Acquisition PLC 6.13%, 8/15/2043	25,000	26,742
Unum Group:
3.00%, 5/15/2021	130,000	129,580
4.00%, 3/15/2024	5,000	4,995
Voya Financial, Inc.:
2.90%, 2/15/2018	12,000	12,135
3.65%, 6/15/2026	50,000	48,938
5.70%, 7/15/2043	32,000	35,100
Willis Towers Watson PLC 5.75%, 3/15/2021	50,000	54,620
WR Berkley Corp.:
4.75%, 8/1/2044	35,000	34,475
6.25%, 2/15/2037	15,000	17,107
XLIT, Ltd.:
2.30%, 12/15/2018	5,000	5,024
5.75%, 10/1/2021	15,000	16,592
6.38%, 11/15/2024	15,000	17,376

		1,353,742

INTERNET — 1.5%
Alibaba Group Holding, Ltd. 4.50%, 11/28/2034	25,000	25,042
Alphabet, Inc. 3.63%, 5/19/2021	15,000	15,922
Amazon.com, Inc.:
2.50%, 11/29/2022	25,000	24,682
3.30%, 12/5/2021	45,000	46,584
3.80%, 12/5/2024	50,000	52,439
Baidu, Inc. 2.25%, 11/28/2017	50,000	50,120
eBay, Inc.:
1.35%, 7/15/2017	50,000	50,021
2.60%, 7/15/2022	6,000	5,813
2.88%, 8/1/2021	70,000	70,025
4.00%, 7/15/2042	25,000	20,892
Expedia, Inc. 5.95%, 8/15/2020	10,000	10,912
JD.com, Inc. 3.88%, 4/29/2026	100,000	95,780

		468,232

INVESTMENT COMPANY SECURITY — 0.7%
Ares Capital Corp. 3.63%, 1/19/2022	150,000	145,352
FS Investment Corp. 4.25%, 1/15/2020	60,000	60,289

		205,641

IRON/STEEL — 0.7%
Nucor Corp.:
5.20%, 8/1/2043	100,000	113,510
6.40%, 12/1/2037	7,000	8,723

See accompanying notes to financial statements.

128

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Reliance Steel & Aluminum Co. 6.85%, 11/15/2036	$15,000	$15,896
Vale Overseas, Ltd.:
5.88%, 6/10/2021 (a)	50,000	52,437
6.88%, 11/10/2039 (a)	32,000	31,280

		221,846

IT SERVICES — 1.4%
Computer Sciences Corp. 4.45%, 9/15/2022	40,000	41,359
Hewlett Packard Enterprise Co.:
2.45%, 10/5/2017	20,000	20,111
2.85%, 10/5/2018	25,000	25,250
3.60%, 10/15/2020	40,000	40,830
4.40%, 10/15/2022	30,000	31,384
4.90%, 10/15/2025	30,000	30,873
HP, Inc.:
3.75%, 12/1/2020	5,000	5,177
4.38%, 9/15/2021	100,000	105,185
4.65%, 12/9/2021 (a)	5,000	5,335
International Business Machines Corp.:
5.70%, 9/14/2017	25,000	25,749
6.22%, 8/1/2027	15,000	18,719
NetApp, Inc.:
2.00%, 12/15/2017	15,000	15,037
3.38%, 6/15/2021 (a)	35,000	35,396
Seagate HDD Cayman 3.75%, 11/15/2018 (a)	50,000	51,269

		451,674

LEISURE TIME — 0.2%
Carnival Corp. 3.95%, 10/15/2020 (a)	50,000	52,571

LODGING — 0.3%
Marriott International, Inc.:
3.38%, 10/15/2020	20,000	20,512
3.75%, 3/15/2025	5,000	4,978
6.38%, 6/15/2017	15,000	15,326
6.75%, 5/15/2018	2,000	2,128
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	15,000	15,067
4.25%, 3/1/2022	30,000	30,900

		88,911

MACHINERY, CONSTRUCTION & MINING — 0.2%
Caterpillar, Inc.:
3.40%, 5/15/2024 (a)	50,000	51,382
3.90%, 5/27/2021	15,000	15,799

		67,181

MACHINERY-DIVERSIFIED — 0.8%
Cummins, Inc.:
3.65%, 10/1/2023	17,000	17,571
7.13%, 3/1/2028	7,000	8,939
Deere & Co. 5.38%, 10/16/2029	7,000	8,388
John Deere Capital Corp.:
2.25%, 4/17/2019	15,000	15,131
Series MTN, 3.35%, 6/12/2024	100,000	101,992

Rockwell Automation, Inc.:
2.05%, 3/1/2020	10,000	9,955
2.88%, 3/1/2025	20,000	19,579
Roper Technologies, Inc.:
2.05%, 10/1/2018	25,000	25,059
6.25%, 9/1/2019	15,000	16,484
Xylem, Inc. 4.88%, 10/1/2021	35,000	37,876

		260,974

MEDIA — 2.4%
21st Century Fox America, Inc.:
4.75%, 9/15/2044	25,000	24,984
6.20%, 12/15/2034	15,000	17,674
6.65%, 11/15/2037	50,000	61,595
CBS Corp.:
2.90%, 1/15/2027	50,000	46,381
3.50%, 1/15/2025 (a)	100,000	98,867
7.88%, 7/30/2030	7,000	9,483
Comcast Corp. 4.65%, 7/15/2042	15,000	15,801
Discovery Communications LLC:
3.25%, 4/1/2023	35,000	34,235
4.88%, 4/1/2043	15,000	13,955
5.05%, 6/1/2020	10,000	10,718
5.63%, 8/15/2019	10,000	10,783
Grupo Televisa SAB:
5.00%, 5/13/2045	25,000	21,610
8.50%, 3/11/2032	5,000	6,117
Historic TW, Inc. 6.63%, 5/15/2029	100,000	121,508
NBCUniversal Media LLC:
4.45%, 1/15/2043	20,000	20,559
5.15%, 4/30/2020	17,000	18,593
Time Warner Cable LLC:
4.50%, 9/15/2042	10,000	9,012
5.00%, 2/1/2020	25,000	26,469
6.55%, 5/1/2037	15,000	16,987
6.75%, 7/1/2018	25,000	26,687
Time Warner, Inc.:
3.55%, 6/1/2024	5,000	4,953
4.70%, 1/15/2021	5,000	5,362
Viacom, Inc.:
4.25%, 9/1/2023	20,000	19,969
4.85%, 12/15/2034	20,000	17,953
5.85%, 9/1/2043	25,000	24,603
Walt Disney Co.:
2.75%, 8/16/2021 (a)	7,000	7,125
4.13%, 6/1/2044	15,000	15,533
Series E, 4.13%, 12/1/2041	15,000	15,342
Series MTN, 2.35%, 12/1/2022	29,000	28,593

		751,451

MINING — 1.2%
Barrick Gold Corp. 4.10%, 5/1/2023	11,000	11,312
Barrick North America Finance LLC:
4.40%, 5/30/2021	7,000	7,387
5.75%, 5/1/2043	25,000	26,516

See accompanying notes to financial statements.

129

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	$50,000	$52,696
BHP Billiton Finance USA, Ltd. 3.25%, 11/21/2021	100,000	103,027
Goldcorp, Inc. 3.70%, 3/15/2023	100,000	98,401
Newmont Mining Corp.:
3.50%, 3/15/2022 (a)	15,000	15,204
4.88%, 3/15/2042 (a)	15,000	14,182
5.88%, 4/1/2035 (a)	7,000	7,488
6.25%, 10/1/2039	5,000	5,508
Southern Copper Corp.:
5.88%, 4/23/2045 (a)	14,000	13,738
6.75%, 4/16/2040	25,000	26,821

		382,280

MISCELLANEOUS MANUFACTURER — 1.9%
3M Co.:
Series MTN, 1.63%, 9/19/2021	50,000	48,583
Series MTN, 2.00%, 8/7/2020	25,000	24,977
Series MTN, 3.88%, 6/15/2044	10,000	9,945
Dover Corp. 5.38%, 3/1/2041	10,000	11,725
Eaton Corp.:
2.75%, 11/2/2022	37,000	36,567
6.95%, 3/20/2019 (a)	7,000	7,711
General Electric Co. 4.50%, 3/11/2044	10,000	10,674
Illinois Tool Works, Inc.:
3.50%, 3/1/2024	25,000	25,843
3.90%, 9/1/2042 (a)	25,000	25,101
4.88%, 9/15/2041	7,000	7,772
Ingersoll-Rand Global Holding Co., Ltd.:
4.25%, 6/15/2023	75,000	79,211
6.88%, 8/15/2018	10,000	10,807
Parker-Hannifin Corp.:
6.25%, 5/15/2038	7,000	8,979
Series MTN, 4.20%, 11/21/2034.	100,000	102,724
Textron, Inc.:
3.65%, 3/1/2021	25,000	25,656
4.30%, 3/1/2024	25,000	25,906
Tyco Electronics Group SA:
2.38%, 12/17/2018	10,000	10,085
3.45%, 8/1/2024	15,000	15,122
4.88%, 1/15/2021	15,000	16,182
6.55%, 10/1/2017	100,000	103,725

		607,295

OFFICE & BUSINESS EQUIPMENT — 0.3%
Pitney Bowes, Inc.:
3.38%, 10/1/2021	50,000	48,479
4.63%, 3/15/2024	50,000	49,110
Xerox Corp.:
3.80%, 5/15/2024	5,000	4,813
4.50%, 5/15/2021 (a)	3,000	3,119

		105,521

OIL & GAS — 5.1%
Anadarko Petroleum Corp.:
5.55%, 3/15/2026 (a)	50,000	56,125
6.45%, 9/15/2036	22,000	26,140

Apache Corp.:
4.75%, 4/15/2043	20,000	20,754
6.00%, 1/15/2037	75,000	85,986
BP Capital Markets PLC 1.38%, 11/6/2017	150,000	149,915
Canadian Natural Resources, Ltd.:
3.90%, 2/1/2025	20,000	19,992
6.50%, 2/15/2037	15,000	17,272
Chevron Corp. 3.19%, 6/24/2023	75,000	76,716
Cimarex Energy Co. 5.88%, 5/1/2022	100,000	103,902
ConocoPhillips:
5.90%, 5/15/2038	50,000	59,091
6.50%, 2/1/2039 (a)	10,000	12,665
ConocoPhillips Co. 2.88%, 11/15/2021	50,000	50,305
Devon Energy Corp. 4.75%, 5/15/2042	100,000	94,625
Encana Corp.:
6.50%, 5/15/2019	50,000	53,812
6.50%, 8/15/2034	50,000	53,937
EOG Resources, Inc.:
2.45%, 4/1/2020	75,000	74,821
4.40%, 6/1/2020	15,000	15,902
EQT Corp.:
4.88%, 11/15/2021	25,000	26,670
6.50%, 4/1/2018	15,000	15,778
Hess Corp.:
4.30%, 4/1/2027	50,000	49,438
5.60%, 2/15/2041 (a)	15,000	15,056
7.88%, 10/1/2029	7,000	8,461
Husky Energy, Inc. 4.00%, 4/15/2024	50,000	50,939
Kerr-McGee Corp. 7.88%, 9/15/2031	20,000	25,503
Marathon Oil Corp. 2.80%, 11/1/2022	50,000	47,750
Marathon Petroleum Corp. 5.13%, 3/1/2021 (a)	15,000	16,282
Nabors Industries, Inc.:
4.63%, 9/15/2021 (a)	50,000	50,875
5.10%, 9/15/2023	5,000	5,000
Noble Energy, Inc.:
3.90%, 11/15/2024	101,000	101,846
8.25%, 3/1/2019	7,000	7,852
Occidental Petroleum Corp. 2.60%, 4/15/2022	50,000	49,802
Phillips 66 4.88%, 11/15/2044 (a)	30,000	31,659
Sasol Financing International, Ltd. 4.50%, 11/14/2022	10,000	9,969
Shell International Finance B.V. 4.30%, 9/22/2019	2,000	2,121
Total Capital International SA 2.88%, 2/17/2022	67,000	67,540
Total Capital SA 4.25%, 12/15/2021	7,000	7,536

See accompanying notes to financial statements.

130

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Valero Energy Corp.:
3.65%, 3/15/2025	$25,000	$24,801
4.90%, 3/15/2045	20,000	19,880
6.63%, 6/15/2037	7,000	8,180

		1,614,898

OIL & GAS SERVICES — 0.3%
Halliburton Co.:
4.50%, 11/15/2041	7,000	6,897
6.70%, 9/15/2038	7,000	8,687
National Oilwell Varco, Inc.:
2.60%, 12/1/2022	67,000	62,074
3.95%, 12/1/2042	22,000	16,890

		94,548

PACKAGING & CONTAINERS — 0.2%
Packaging Corp. of America 4.50%, 11/1/2023	10,000	10,581
WestRock RKT Co.:
3.50%, 3/1/2020	15,000	15,245
4.90%, 3/1/2022	22,000	23,852

		49,678

PHARMACEUTICALS — 4.0%
Abbott Laboratories:
6.00%, 4/1/2039	25,000	29,708
6.15%, 11/30/2037	7,000	8,346
AbbVie, Inc.:
2.90%, 11/6/2022 (a)	25,000	24,617
4.40%, 11/6/2042	15,000	14,181
Actavis Funding SCS 4.85%, 6/15/2044	50,000	50,018
AmerisourceBergen Corp. 3.25%, 3/1/2025	100,000	99,055
AstraZeneca PLC:
4.00%, 9/18/2042	5,000	4,755
5.90%, 9/15/2017	7,000	7,219
Bristol-Myers Squibb Co.:
3.25%, 11/1/2023	25,000	25,757
3.25%, 8/1/2042	50,000	44,727
5.88%, 11/15/2036	10,000	12,488
Cardinal Health, Inc.:
2.40%, 11/15/2019	25,000	25,130
3.50%, 11/15/2024	25,000	25,266
4.50%, 11/15/2044	10,000	9,884
Eli Lilly & Co.:
5.20%, 3/15/2017	15,000	15,122
5.55%, 3/15/2037	50,000	59,701
Express Scripts Holding Co. 4.75%, 11/15/2021	75,000	80,569
GlaxoSmithKline Capital PLC 1.50%, 5/8/2017	10,000	10,015
GlaxoSmithKline Capital, Inc.:
5.38%, 4/15/2034	7,000	8,209
5.65%, 5/15/2018	50,000	52,674
Johnson & Johnson 5.85%, 7/15/2038	32,000	41,766
McKesson Corp.:
2.28%, 3/15/2019	100,000	100,382
4.75%, 3/1/2021	15,000	16,058

Mead Johnson Nutrition Co. 4.60%, 6/1/2044	17,000	16,483
Merck & Co., Inc.:
2.75%, 2/10/2025	50,000	49,160
2.80%, 5/18/2023	15,000	14,982
3.70%, 2/10/2045	5,000	4,770
3.88%, 1/15/2021	15,000	15,905
Mylan, Inc. 2.60%, 6/24/2018	35,000	35,070
Novartis Capital Corp. 3.40%, 5/6/2024	25,000	25,765
Pfizer, Inc.:
0.90%, 1/15/2017	15,000	15,000
1.50%, 6/15/2018	7,000	7,007
3.00%, 6/15/2023	7,000	7,096
4.00%, 12/15/2036	50,000	51,082
7.20%, 3/15/2039	50,000	72,437
Sanofi 1.25%, 4/10/2018	50,000	49,892
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	20,000	19,671
Zoetis, Inc.:
3.25%, 2/1/2023	115,000	114,353
4.70%, 2/1/2043	5,000	4,813

		1,269,133

PIPELINES — 4.8%
Buckeye Partners L.P. 2.65%, 11/15/2018	60,000	60,416
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	85,000	98,076
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	7,000	8,663
Enable Midstream Partners L.P.:
2.40%, 5/15/2019	15,000	14,700
3.90%, 5/15/2024	20,000	18,800
Enbridge Energy Partners L.P.:
4.20%, 9/15/2021	25,000	26,033
5.50%, 9/15/2040	50,000	49,639
Enbridge, Inc.:
3.50%, 6/10/2024 (a)	35,000	34,093
4.25%, 12/1/2026	50,000	51,167
4.50%, 6/10/2044	25,000	23,143
Energy Transfer Partners L.P.:
5.20%, 2/1/2022	10,000	10,705
6.50%, 2/1/2042	50,000	54,156
9.00%, 4/15/2019	7,000	7,928
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025	50,000	48,250
5.60%, 4/1/2044	50,000	47,500
Enterprise Products Operating LLC:
3.35%, 3/15/2023	65,000	65,739
4.85%, 3/15/2044	15,000	15,174
Kinder Morgan Energy Partners L.P.:
2.65%, 2/1/2019	25,000	25,078
3.95%, 9/1/2022	25,000	25,554
4.30%, 5/1/2024	20,000	20,490
6.50%, 9/1/2039	5,000	5,528

See accompanying notes to financial statements.

131

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Magellan Midstream Partners L.P.:
4.20%, 3/15/2045	$25,000	$22,724
6.55%, 7/15/2019	15,000	16,602
ONEOK Partners L.P.:
3.20%, 9/15/2018	50,000	51,040
3.38%, 10/1/2022	50,000	50,141
Phillips 66 Partners L.P.:
2.65%, 2/15/2020	25,000	24,900
3.61%, 2/15/2025	5,000	4,910
Plains All American Pipeline L.P./PAA Finance Corp.:
4.70%, 6/15/2044	15,000	13,359
5.75%, 1/15/2020	15,000	16,267
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	7,000	8,790
Spectra Energy Capital LLC:
3.30%, 3/15/2023	100,000	96,721
8.00%, 10/1/2019	15,000	16,953
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	70,000	66,769
4.50%, 3/15/2045	10,000	9,489
4.60%, 6/15/2021	18,000	19,155
Sunoco Logistics Partners Operations L.P.:
4.40%, 4/1/2021	100,000	105,207
4.65%, 2/15/2022	4,000	4,214
4.95%, 1/15/2043	15,000	13,851
TransCanada PipeLines, Ltd.:
3.75%, 10/16/2023	25,000	25,831
4.88%, 1/15/2026 (a)	60,000	66,646
5.00%, 10/16/2043 (a)	10,000	11,019
6.20%, 10/15/2037	7,000	8,650
7.25%, 8/15/2038	25,000	33,972
Western Gas Partners L.P.:
2.60%, 8/15/2018	5,000	5,013
5.38%, 6/1/2021	25,000	26,750
5.45%, 4/1/2044	50,000	51,125
Williams Partners L.P.:
3.60%, 3/15/2022	20,000	20,042
4.00%, 9/15/2025 (a)	5,000	4,932
4.13%, 11/15/2020	22,000	22,769

		1,528,673

REAL ESTATE — 1.2%
American Campus Communities Operating Partnership L.P. 4.13%, 7/1/2024	100,000	101,943
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	30,000	29,281
CBRE Services, Inc. 4.88%, 3/1/2026	30,000	30,145
Omega Healthcare Investors, Inc. 5.25%, 1/15/2026	48,000	49,289
Prologis L.P. 3.75%, 11/1/2025	150,000	153,521

		364,179

REAL ESTATE INVESTMENT TRUSTS — 9.5%
Alexandria Real Estate Equities, Inc.:
4.50%, 7/30/2029	10,000	10,028
4.60%, 4/1/2022	30,000	31,596

American Tower Corp.:
3.40%, 2/15/2019	50,000	51,071
4.50%, 1/15/2018	15,000	15,393
AvalonBay Communities, Inc.:
Series GMTN, 3.50%, 11/15/2024	50,000	50,221
Series GMTN, 3.63%, 10/1/2020	25,000	25,908
Boston Properties L.P.:
2.75%, 10/1/2026 (a)	50,000	45,688
3.80%, 2/1/2024	25,000	25,361
4.13%, 5/15/2021	40,000	41,959
Brandywine Operating Partnership L.P.:
4.10%, 10/1/2024	10,000	9,831
4.55%, 10/1/2029	25,000	24,485
Brixmor Operating Partnership L.P. 3.85%, 2/1/2025	100,000	98,159
Camden Property Trust 4.63%, 6/15/2021	53,000	56,377
Corporate Office Properties L.P.:
3.60%, 5/15/2023	15,000	14,282
5.25%, 2/15/2024	20,000	21,052
DDR Corp.:
3.38%, 5/15/2023	5,000	4,846
3.63%, 2/1/2025	20,000	19,222
4.75%, 4/15/2018	30,000	30,860
7.88%, 9/1/2020	100,000	116,310
Digital Realty Trust L.P. 3.40%, 10/1/2020	50,000	50,750
Duke Realty L.P.:
3.75%, 12/1/2024	25,000	25,213
3.88%, 2/15/2021	50,000	51,962
EPR Properties:
4.75%, 12/15/2026	50,000	49,614
5.75%, 8/15/2022	50,000	53,950
ERP Operating L.P.:
2.38%, 7/1/2019	60,000	60,388
4.50%, 7/1/2044	15,000	15,185
5.75%, 6/15/2017	50,000	50,980
Essex Portfolio L.P.:
3.38%, 4/15/2026	25,000	24,149
3.88%, 5/1/2024	25,000	25,385
Federal Realty Investment Trust:
2.75%, 6/1/2023	50,000	48,599
4.50%, 12/1/2044	45,000	45,693
HCP, Inc.:
3.75%, 2/1/2019	22,000	22,588
4.00%, 12/1/2022	100,000	102,867
5.38%, 2/1/2021	7,000	7,623
Hospitality Properties Trust:
5.00%, 8/15/2022	30,000	31,581
5.25%, 2/15/2026	100,000	101,268
Host Hotels & Resorts L.P.:
6.00%, 10/1/2021	22,000	24,411
Series D, 3.75%, 10/15/2023	115,000	112,580
Kilroy Realty L.P.:
4.25%, 8/15/2029	50,000	48,606
4.38%, 10/1/2025	65,000	66,466
Kimco Realty Corp.:
3.20%, 5/1/2021	50,000	50,591
4.30%, 2/1/2018	15,000	15,302

See accompanying notes to financial statements.

132

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Liberty Property L.P. 3.25%, 10/1/2026	$100,000	$95,076
Mack-Cali Realty L.P. 2.50%, 12/15/2017	25,000	25,100
Mid-America Apartments L.P.:
3.75%, 6/15/2024	50,000	49,936
4.00%, 11/15/2025	30,000	30,318
National Retail Properties, Inc.:
3.60%, 12/15/2026	50,000	49,386
3.80%, 10/15/2022	30,000	30,874
3.90%, 6/15/2024	25,000	25,514
Omega Healthcare Investors, Inc. 4.95%, 4/1/2024	50,000	50,332
Realty Income Corp.:
3.88%, 7/15/2024	20,000	20,313
6.75%, 8/15/2019	65,000	72,606
Select Income REIT:
2.85%, 2/1/2018	100,000	100,209
4.50%, 2/1/2025	25,000	23,978
Simon Property Group L.P.:
3.38%, 10/1/2024	120,000	121,199
4.25%, 10/1/2044	5,000	4,944
Tanger Properties L.P. 3.13%, 9/1/2026	100,000	93,869
UDR, Inc.:
Series MTN, 2.95%, 9/1/2026	25,000	23,334
Series MTN, 3.75%, 7/1/2024	25,000	25,208
Series MTN, 4.25%, 6/1/2018	30,000	30,963
Ventas Realty L.P.:
3.25%, 10/15/2026 (a)	50,000	47,467
4.38%, 2/1/2045	100,000	93,585
Ventas Realty L.P. / Ventas Capital Corp. 4.75%, 6/1/2021	7,000	7,521
Weingarten Realty Investors:
3.25%, 8/15/2026	40,000	37,662
4.45%, 1/15/2024	50,000	51,722
Welltower, Inc.:
5.13%, 3/15/2043	5,000	5,086
6.13%, 4/15/2020	30,000	33,179
6.50%, 3/15/2041	25,000	29,897
Weyerhaeuser Co.:
4.63%, 9/15/2023	15,000	16,079
7.38%, 3/15/2032	15,000	19,029

		2,992,786

RETAIL — 3.8%
Advance Auto Parts, Inc. 4.50%, 1/15/2022	100,000	104,276
AutoNation, Inc.:
3.35%, 1/15/2021	25,000	25,076
4.50%, 10/1/2025	25,000	25,223
AutoZone, Inc.:
1.63%, 4/21/2019	10,000	9,901
2.88%, 1/15/2023	15,000	14,726
3.13%, 7/15/2023	50,000	49,446
Bed Bath & Beyond, Inc. 3.75%, 8/1/2024 (a)	25,000	25,063
Best Buy Co., Inc. 5.00%, 8/1/2018	50,000	52,223

Costco Wholesale Corp.:
1.70%, 12/15/2019	15,000	14,977
2.25%, 2/15/2022	20,000	19,819
5.50%, 3/15/2017	7,000	7,065
CVS Health Corp.:
2.75%, 12/1/2022	5,000	4,919
3.38%, 8/12/2024	15,000	15,031
Dollar General Corp. 3.25%, 4/15/2023	47,000	46,493
Home Depot, Inc.:
3.75%, 2/15/2024 (a)	100,000	105,338
5.40%, 9/15/2040	7,000	8,341
Kohl’s Corp. 4.00%, 11/1/2021	50,000	52,387
Lowe’s Cos., Inc.:
3.38%, 9/15/2025	25,000	25,488
3.75%, 4/15/2021 (a)	15,000	15,839
4.25%, 9/15/2044	25,000	25,320
4.38%, 9/15/2045	30,000	30,983
Macy’s Retail Holdings, Inc.:
3.63%, 6/1/2024 (a)	10,000	9,799
3.88%, 1/15/2022 (a)	7,000	7,166
6.70%, 7/15/2034 (a)	7,000	7,665
McDonald’s Corp.:
Series MTN, 5.35%, 3/1/2018	6,000	6,253
Series MTN, 6.30%, 3/1/2038	25,000	30,835
Nordstrom, Inc.:
4.00%, 10/15/2021	15,000	15,696
6.25%, 1/15/2018	50,000	52,209
O’Reilly Automotive, Inc.:
3.55%, 3/15/2026	25,000	24,845
3.85%, 6/15/2023	30,000	30,758
4.63%, 9/15/2021	7,000	7,479
QVC, Inc.:
4.38%, 3/15/2023	25,000	24,656
4.45%, 2/15/2025	25,000	23,875
5.13%, 7/2/2022	15,000	15,488
5.95%, 3/15/2043	22,000	19,773
Starbucks Corp. 3.85%, 10/1/2023	25,000	26,622
Target Corp.:
3.88%, 7/15/2020	25,000	26,457
4.00%, 7/1/2042 (a)	10,000	9,980
6.35%, 11/1/2032	10,000	12,656
TJX Cos., Inc. 2.25%, 9/15/2026	50,000	46,032
Wal-Mart Stores, Inc.:
4.25%, 4/15/2021	25,000	27,040
5.25%, 9/1/2035	15,000	18,002
5.63%, 4/1/2040	10,000	12,374
Walgreen Co. 5.25%, 1/15/2019	2,000	2,114
Walgreens Boots Alliance, Inc.:
2.70%, 11/18/2019	25,000	25,316
3.30%, 11/18/2021	30,000	30,560
3.80%, 11/18/2024	5,000	5,077
4.80%, 11/18/2044	5,000	5,143

		1,201,804

See accompanying notes to financial statements.

133

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

SEMICONDUCTORS — 1.9%
Analog Devices, Inc. 3.90%, 12/15/2025	$50,000	$51,170
Applied Materials, Inc.:
4.30%, 6/15/2021	25,000	26,828
5.85%, 6/15/2041	34,000	40,828
Intel Corp.:
4.25%, 12/15/2042	10,000	10,212
4.80%, 10/1/2041	10,000	11,066
KLA-Tencor Corp. 4.13%, 11/1/2021	40,000	41,646
Lam Research Corp.:
2.75%, 3/15/2020	40,000	40,040
3.80%, 3/15/2025	30,000	29,953
Maxim Integrated Products, Inc. 3.38%, 3/15/2023	100,000	97,741
NVIDIA Corp. 3.20%, 9/16/2026	100,000	96,084
QUALCOMM, Inc. 3.45%, 5/20/2025 (a)	40,000	40,704
Texas Instruments, Inc.:
0.88%, 3/12/2017	50,000	49,993
2.75%, 3/12/2021	25,000	25,484
Xilinx, Inc.:
2.13%, 3/15/2019	20,000	19,975
3.00%, 3/15/2021	20,000	20,200

		601,924

SOFTWARE — 1.6%
Activision Blizzard, Inc. 2.30%, 9/15/2021 (c)	75,000	73,136
Adobe Systems, Inc. 3.25%, 2/1/2025	75,000	74,980
CA, Inc. 5.38%, 12/1/2019	65,000	70,168
Electronic Arts, Inc. 3.70%, 3/1/2021	53,000	54,786
Fidelity National Information Services, Inc.:
1.45%, 6/5/2017	35,000	35,014
2.00%, 4/15/2018	4,000	4,009
3.50%, 4/15/2023	6,000	6,072
3.63%, 10/15/2020	10,000	10,343
3.88%, 6/5/2024	30,000	30,635
5.00%, 10/15/2025	4,000	4,356
Fiserv, Inc. 4.63%, 10/1/2020	30,000	32,024
Microsoft Corp. 4.45%, 11/3/2045	50,000	53,303
Oracle Corp.:
1.20%, 10/15/2017	40,000	40,009
2.25%, 10/8/2019	10,000	10,106
3.40%, 7/8/2024	10,000	10,178
6.13%, 7/8/2039	7,000	8,841

		517,960

TELECOMMUNICATIONS — 2.7%
America Movil SAB de CV:
3.13%, 7/16/2022	60,000	59,169
6.13%, 3/30/2040 (a)	10,000	11,493

AT&T, Inc.:
2.30%, 3/11/2019	10,000	10,032
4.45%, 5/15/2021	25,000	26,379
5.20%, 3/15/2020	25,000	26,887
6.38%, 3/1/2041	7,000	8,067
British Telecommunications PLC 2.35%, 2/14/2019	55,000	55,267
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	30,000	30,416
Cisco Systems, Inc.:
3.15%, 3/14/2017	15,000	15,066
5.90%, 2/15/2039	7,000	8,909
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	111,000	161,921
Motorola Solutions, Inc. 3.75%, 5/15/2022	25,000	25,155
Orange SA:
1.63%, 11/3/2019	50,000	49,267
2.75%, 2/6/2019	10,000	10,131
5.50%, 2/6/2044 (a)	10,000	11,516
Qwest Corp. 6.88%, 9/15/2033	38,000	36,195
Rogers Communications, Inc.:
5.00%, 3/15/2044	15,000	15,954
6.80%, 8/15/2018	75,000	80,830
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	50,000	50,161
Telefonica Emisiones SAU 4.57%, 4/27/2023	100,000	104,716
Verizon Communications, Inc.:
2.63%, 2/21/2020	10,000	10,091
4.75%, 11/1/2041	30,000	29,619
5.15%, 9/15/2023	10,000	11,039
Vodafone Group PLC 1.50%, 2/19/2018	5,000	4,981

		853,261

TEXTILES — 0.2%
Cintas Corp. No 2:
3.25%, 6/1/2022	50,000	50,521
6.15%, 8/15/2036	12,000	14,137

		64,658

TOBACCO — 0.1%
Reynolds American, Inc. 6.88%, 5/1/2020	25,000	28,335

TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc. 6.35%, 3/15/2040	25,000	28,990
Mattel, Inc.:
2.35%, 5/6/2019 (a)	5,000	5,011
6.20%, 10/1/2040	3,000	3,278

		37,279

TRANSPORTATION — 1.3%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	55,000	55,536
3.40%, 9/1/2024 (a)	10,000	10,285

See accompanying notes to financial statements.

134

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Canadian National Railway Co.:
2.85%, 12/15/2021	$15,000	$15,244
6.20%, 6/1/2036	7,000	9,099
Canadian Pacific Railway Co.:
4.45%, 3/15/2023	15,000	16,045
5.75%, 3/15/2033	10,000	11,442
CSX Corp.:
3.35%, 11/1/2025	10,000	10,026
3.70%, 10/30/2020 (a)	15,000	15,560
FedEx Corp.:
2.63%, 8/1/2022 (a)	22,000	21,909
3.90%, 2/1/2035	25,000	24,010
Kansas City Southern:
3.00%, 5/15/2023	10,000	9,677
4.30%, 5/15/2043	25,000	23,436
Norfolk Southern Corp.:
3.25%, 12/1/2021	2,000	2,051
4.80%, 8/15/2043	10,000	10,836
Ryder System, Inc.:
Series MTN, 2.35%, 2/26/2019	15,000	15,050
Series MTN, 2.45%, 9/3/2019	30,000	30,102
Union Pacific Corp.:
4.16%, 7/15/2022	15,000	16,133
4.30%, 6/15/2042	7,000	7,224
United Parcel Service, Inc.:
4.88%, 11/15/2040	17,000	19,548
5.13%, 4/1/2019	75,000	80,494

		403,707

TRUCKING & LEASING — 0.3%
GATX Corp.:
1.25%, 3/4/2017	10,000	9,997
2.38%, 7/30/2018	7,000	7,033
2.50%, 7/30/2019	30,000	29,994
2.60%, 3/30/2020 (a)	25,000	24,801
5.20%, 3/15/2044 (a)	20,000	20,021

		91,846

WATER — 0.3%
American Water Capital Corp.:
3.40%, 3/1/2025	35,000	35,773
4.30%, 12/1/2042	10,000	10,383
6.09%, 10/15/2017	10,000	10,369
6.59%, 10/15/2037	25,000	33,305
United Utilities PLC 6.88%, 8/15/2028	15,000	16,652

		106,482

TOTAL CORPORATE BONDS & NOTES (Cost $31,172,430)		31,020,141

SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (e) (f)	199,843	$199,843
State Street Navigator Securities Lending Government Money Market Portfolio (f) (g)	401,508	401,508

TOTAL SHORT-TERM INVESTMENTS (Cost $601,351)		601,351

TOTAL INVESTMENTS — 100.2% (Cost $31,773,781)		31,621,492
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(74,739)

NET ASSETS — 100.0%		$31,546,753

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of December 31, 2016. Maturity date shown is the final maturity.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.7% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	The rate shown is the annualized seven-day yield at December 31, 2016.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

GMTN = Global Medium Term Note

MTN = Medium Term Note

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

135

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$139,600	$—	$139,600
Aerospace & Defense	—	500,844	—	500,844
Agriculture	—	339,709	—	339,709
Airlines	—	255,664	—	255,664
Apparel	—	101,922	—	101,922
Auto Manufacturers	—	386,100	—	386,100
Auto Parts & Equipment	—	206,383	—	206,383
Banks	—	2,826,340	—	2,826,340
Beverages	—	590,710	—	590,710
Biotechnology	—	144,443	—	144,443
Chemicals	—	903,637	—	903,637
Commercial Services	—	285,129	—	285,129
Construction Materials	—	311,225	—	311,225
Distribution & Wholesale	—	26,759	—	26,759
Diversified Financial Services	—	1,378,766	—	1,378,766
Electric	—	2,105,100	—	2,105,100
Electrical Components & Equipment	—	107,650	—	107,650
Electronics	—	404,705	—	404,705
Engineering & Construction	—	15,305	—	15,305
Environmental Control	—	135,853	—	135,853
Food	—	1,006,009	—	1,006,009
Forest Products & Paper	—	103,608	—	103,608
Gas	—	239,348	—	239,348
Hand & Machine Tools	—	91,637	—	91,637
Health Care Products	—	472,910	—	472,910
Health Care Services	—	662,697	—	662,697
Holding Companies-Divers	—	67,773	—	67,773
Home Furnishings	—	75,693	—	75,693
Household Products	—	141,130	—	141,130
Household Products & Wares	—	134,571	—	134,571
Housewares	—	20,451	—	20,451
Insurance	—	1,353,742	—	1,353,742
Internet	—	468,232	—	468,232
Investment Company Security	—	205,641	—	205,641
Iron/Steel	—	221,846	—	221,846
IT Services	—	451,674	—	451,674
Leisure Time	—	52,571	—	52,571
Lodging	—	88,911	—	88,911
Machinery, Construction & Mining	—	67,181	—	67,181
Machinery-Diversified	—	260,974	—	260,974
Media	—	751,451	—	751,451
Mining	—	382,280	—	382,280
Miscellaneous Manufacturer	—	607,295	—	607,295
Office & Business Equipment	—	105,521	—	105,521
Oil & Gas	—	1,614,898	—	1,614,898
Oil & Gas Services	—	94,548	—	94,548
Packaging & Containers	—	49,678	—	49,678
Pharmaceuticals	—	1,269,133	—	1,269,133
Pipelines	—	1,528,673	—	1,528,673
Real Estate	—	364,179	—	364,179

See accompanying notes to financial statements.

136

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Real Estate Investment Trusts	$—	$2,992,786	$—	$2,992,786
Retail	—	1,201,804	—	1,201,804
Semiconductors	—	601,924	—	601,924
Software	—	517,960	—	517,960
Telecommunications	—	853,261	—	853,261
Textiles	—	64,658	—	64,658
Tobacco	—	28,335	—	28,335
Toys/Games/Hobbies	—	37,279	—	37,279
Transportation	—	403,707	—	403,707
Trucking & Leasing	—	91,846	—	91,846
Water	—	106,482	—	106,482
Short-Term Investments	601,351	—	—	601,351

TOTAL INVESTMENTS	$601,351	$31,020,141	$—	$31,621,492

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	45,573	$45,573	1,138,756	1,184,329	—	$—	$188	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,896,348	1,696,505	199,843	199,843	155	—
State Street Navigator Securities Lending Government Money Market Portfolio*	1,592,590	1,592,590	2,617,718	3,808,800	401,508	401,508	1,432	—

TOTAL		$1,638,163				$601,351	$1,775	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

137

SPDR Bloomberg Barclays Convertible Securities ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 60.3%
AUTO MANUFACTURERS — 1.6%
Tesla Motors, Inc.:
0.25%, 3/1/2019	$23,539,000	$21,832,422
1.25%, 3/1/2021	34,150,000	29,454,375

		51,286,797

BIOTECHNOLOGY — 1.3%
Illumina, Inc.:
Zero Coupon, 6/15/2019	16,145,000	15,439,464
0.50%, 6/15/2021 (a)	13,050,000	12,520,170
Ionis Pharmaceuticals, Inc. 1.00%, 11/15/2021	13,265,000	13,522,341

		41,481,975

CONSTRUCTION MATERIALS — 0.7%
Cemex SAB de CV 3.75%, 3/15/2018	18,688,000	20,977,280

DIVERSIFIED FINANCIAL SERVICES — 0.4%
Blackhawk Network Holdings, Inc. 1.50%, 1/15/2022 (b)	12,300,000	12,645,630

ENERGY-ALTERNATE SOURCES — 0.4%
SolarCity Corp. 1.63%, 11/1/2019 (a)	15,957,000	13,523,558

GAS — 0.8%
CenterPoint Energy, Inc. 4.18%, 9/15/2029 (c)	355,421	23,813,207

HEALTH CARE PRODUCTS — 1.2%
NuVasive, Inc. 2.25%, 3/15/2021 (b)	16,682,000	21,196,149
Wright Medical Group, Inc. 2.00%, 2/15/2020	15,928,000	16,635,203

		37,831,352

HEALTH CARE SERVICES — 1.6%
Anthem, Inc. 2.75%, 10/15/2042	14,243,000	28,335,024
Molina Healthcare, Inc. 1.13%, 1/15/2020	14,100,000	20,251,830

		48,586,854

INSURANCE — 0.6%
Old Republic International Corp. 3.75%, 3/15/2018	14,022,000	17,510,674

INTERNET — 10.7%
Ctrip.com International, Ltd.:
1.00%, 7/1/2020	17,725,000	18,223,073
1.25%, 10/15/2018	20,450,000	23,568,625
1.25%, 9/15/2022 (b)	24,825,000	23,894,062
Priceline Group, Inc.:
0.35%, 6/15/2020	25,277,000	32,180,149
0.90%, 9/15/2021 (a)	26,650,000	28,065,115
1.00%, 3/15/2018	25,586,000	40,267,247
Twitter, Inc.:
0.25%, 9/15/2019	22,850,000	21,364,750
1.00%, 9/15/2021	24,300,000	22,356,000
VeriSign, Inc. 4.49%, 8/15/2037	32,323,000	71,676,252
Vipshop Holdings, Ltd. 1.50%, 3/15/2019	16,622,000	16,548,863

Yahoo!, Inc. Zero Coupon, 12/1/2018	37,300,000	36,833,750

		334,977,886

IT SERVICES — 0.5%
Brocade Communications Systems, Inc. 1.38%, 1/1/2020	15,170,000	15,253,435

MEDIA — 4.3%
DISH Network Corp. 3.38%, 8/15/2026 (b)	77,067,000	87,517,285
Liberty Interactive LLC 1.75%, 9/30/2046 (b)	19,100,000	20,496,210
Liberty Media Corp. 1.38%, 10/15/2023	24,977,000	26,835,289

		134,848,784

MINING — 0.5%
Newmont Mining Corp. Series B, 1.63%, 7/15/2017	14,755,000	15,069,282

OIL & GAS — 3.0%
Cheniere Energy, Inc. 4.25%, 3/15/2045	16,650,000	10,156,500
Chesapeake Energy Corp. 5.50%, 9/15/2026 (b)	31,300,000	33,979,280
Cobalt International Energy, Inc.:
2.63%, 12/1/2019 (a)	29,065,000	11,335,350
3.13%, 5/15/2024	30,165,000	8,446,200
Ensco Jersey Finance, Ltd. 3.00%, 1/31/2024 (b)	18,400,000	18,814,000
Whiting Petroleum Corp. 1.25%, 4/1/2020	13,300,000	11,654,790

		94,386,120

OIL & GAS SERVICES — 1.1%
Weatherford International, Ltd. 5.88%, 7/1/2021	31,450,000	34,104,380

PHARMACEUTICALS — 2.2%
Herbalife, Ltd. 2.00%, 8/15/2019 (a)	29,408,000	26,799,510
Impax Laboratories, Inc. 2.00%, 6/15/2022	15,000,000	11,803,500
Jazz Investments I, Ltd. 1.88%, 8/15/2021	13,322,000	12,747,822
Teva Pharmaceutical Finance Co. LLC Series C, 0.25%, 2/1/2026	14,447,000	15,855,583

		67,206,415

REAL ESTATE INVESTMENT TRUSTS — 1.6%
Extra Space Storage L.P. 3.13%, 10/1/2035 (a) (b)	15,050,000	16,169,720
Starwood Property Trust, Inc. 4.55%, 3/1/2018	16,187,000	17,684,297
VEREIT, Inc. 3.00%, 8/1/2018	15,084,000	15,046,290

		48,900,307

SEMICONDUCTORS — 20.7%
Advanced Micro Devices, Inc. 2.13%, 9/1/2026	21,450,000	33,796,620

See accompanying notes to financial statements.

138

SPDR Bloomberg Barclays Convertible Securities ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Intel Corp.: 2.95%, 12/15/2035 (a)	$40,369,000	$54,522,371
3.25%, 8/1/2039	51,503,000	90,804,939
Microchip Technology, Inc.: 1.63%, 2/15/2025	43,385,000	56,157,544
2.13%, 12/15/2037	14,567,000	39,131,332
Micron Technology, Inc. Series G, 3.00%, 11/15/2043 (a)	25,900,000	25,625,460
Novellus Systems, Inc. 2.63%, 5/15/2041	18,224,000	56,733,134
NVIDIA Corp. 1.00%, 12/1/2018	38,675,000	204,965,898
NXP Semiconductors NV 1.00%, 12/1/2019	28,950,000	32,858,250
ON Semiconductor Corp. 1.00%, 12/1/2020	16,475,000	16,804,500
Xilinx, Inc. 2.63%, 6/15/2017	15,676,000	32,822,409

		644,222,457

SOFTWARE — 5.0%
Akamai Technologies, Inc. Zero Coupon, 2/15/2019	17,500,000	18,189,500
Citrix Systems, Inc. 0.50%, 4/15/2019	37,630,000	43,556,725
Nuance Communications, Inc. 1.00%, 12/15/2035	18,695,000	16,872,238
Red Hat, Inc. 0.25%, 10/1/2019 (a)	20,880,000	24,456,744
salesforce.com, Inc. 0.25%, 4/1/2018	30,575,000	35,506,747
ServiceNow, Inc. Zero Coupon, 11/1/2018	14,148,000	16,615,411

		155,197,365

TELECOMMUNICATIONS — 2.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25%, 12/1/2040 (b)	15,973,000	16,552,820
Finisar Corp. 0.50%, 12/15/2036 (b)	14,750,000	14,786,875
Palo Alto Networks, Inc. Zero Coupon, 7/1/2019.	14,050,000	17,816,805
Viavi Solutions, Inc. 0.63%, 8/15/2033	16,350,000	16,861,755

		66,018,255

TOTAL CORPORATE BONDS & NOTES (Cost $1,667,208,282)		1,877,842,013

	Shares

CONVERTIBLE PREFERRED STOCKS — 37.8%
AEROSPACE & DEFENSE — 0.6%
Arconic, Inc. 5.38%, 10/1/2017	670,100	20,203,515

AGRICULTURE — 0.6%
Bunge, Ltd. 4.88%, 12/31/2049	178,000	18,175,580

BANKS — 6.9%
Bank of America Corp. Series L, 7.25%, 12/31/2049 (a)	79,533	92,799,105
Wells Fargo & Co. Series L, 7.50%, 12/31/2049	101,731	121,059,890

		213,858,995

ELECTRIC — 6.6%
AES Trust III 6.75%, 10/15/2029	275,823	13,901,479
Dominion Resources, Inc. 6.38%, 7/1/2017	506,800	25,370,408
Dominion Resources, Inc. Series A, 6.75%, 8/15/2019	740,000	37,444,000
DTE Energy Co. 6.50%, 10/1/2019 (a)	335,000	17,755,000
Exelon Corp. 6.50%, 6/1/2017 (a)	614,125	29,729,792
Great Plains Energy, Inc. 7.00%, 9/15/2019	461,000	23,326,600
NextEra Energy, Inc. 6.12%, 9/1/2019	758,000	37,126,840
NextEra Energy, Inc. 6.37%, 9/1/2018	360,000	20,610,000

		205,264,119

ELECTRICAL COMPONENTS & EQUIPMENT — 0.5%
Belden, Inc. 6.75%, 7/15/2019	133,500	14,106,945

ENVIRONMENTAL CONTROL — 0.4%
Stericycle, Inc. 5.25%, 9/15/2018	211,500	13,381,605

FOOD — 1.7%
Tyson Foods, Inc. 4.75%, 7/15/2017	765,550	51,789,458

HEALTH CARE PRODUCTS — 0.5%
Alere, Inc. Series B, 3.00%, 12/31/2049 (a)	46,861	15,139,383

HEALTH CARE SERVICES — 0.9%
Anthem, Inc. 5.25%, 5/1/2018	626,000	29,390,700

INVESTMENT COMPANY SECURITY — 5.9%
Mandatory Exchangeable Trust 5.75%, 6/3/2019 (b)	1,688,000	183,418,080

OIL & GAS — 1.7%
Chesapeake Energy Corp. 5.75%, 12/31/2049 (b)	15,900	8,821,002
Hess Corp. 8.00%, 2/1/2019	302,674	22,294,967
Southwestern Energy Co. Series B, 6.25%, 1/15/2018 (a)	922,500	23,496,075

		54,612,044

PHARMACEUTICALS — 5.1%
Allergan PLC Series A, 5.50%, 3/1/2018	131,281	100,096,511
Teva Pharmaceutical Industries, Ltd. 7.00%, 12/15/2018	93,500	60,307,500

		160,404,011

See accompanying notes to financial statements.

139

SPDR Bloomberg Barclays Convertible Securities ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

PIPELINES — 1.3%
Kinder Morgan, Inc. Series A, 9.75%, 10/26/2018 (a)	818,125	$39,801,781

REAL ESTATE INVESTMENT TRUSTS — 2.4%
American Tower Corp. 5.50%, 2/15/2018	358,379	37,450,605
American Tower Corp. Series A, 5.25%, 5/15/2017	151,000	15,815,740
Welltower, Inc. Series I, 6.50%, 12/31/2049.	365,438	21,992,059

		75,258,404

TELECOMMUNICATIONS — 2.7%
Frontier Communications Corp. Series A, 11.13%, 6/29/2018	501,125	35,619,965
T-Mobile US, Inc. 5.50%, 12/15/2017	509,000	48,069,960

		83,689,925

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,294,567,958)		1,178,494,545

SHORT-TERM INVESTMENTS — 4.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (d) (e)	64,787,278	64,787,278

State Street Navigator Securities Lending Government Money Market Portfolio (e) (f)	73,936,791	73,936,791

TOTAL SHORT-TERM INVESTMENTS (Cost $138,724,069)		138,724,069

TOTAL INVESTMENTS — 102.5% (Cost $3,100,500,309)		3,195,060,627
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(78,586,961)

NET ASSETS — 100.0%		$3,116,473,666

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 14.7% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of December 31, 2016. Maturity date shown is the final maturity.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Auto Manufacturers	$—	$51,286,797	$—	$51,286,797
Biotechnology.	—	41,481,975	—	41,481,975
Construction Materials.	—	20,977,280	—	20,977,280
Diversified Financial Services	—	12,645,630	—	12,645,630
Energy-Alternate Sources	—	13,523,558	—	13,523,558
Gas	—	23,813,207	—	23,813,207
Health Care Products	—	37,831,352	—	37,831,352
Health Care Services	—	48,586,854	—	48,586,854
Insurance	—	17,510,674	—	17,510,674
Internet	—	334,977,886	—	334,977,886
IT Services	—	15,253,435	—	15,253,435
Media	—	134,848,784	—	134,848,784
Mining	—	15,069,282	—	15,069,282
Oil & Gas	—	94,386,120	—	94,386,120
Oil & Gas Services	—	34,104,380	—	34,104,380
Pharmaceuticals	—	67,206,415	—	67,206,415
Real Estate Investment Trusts	—	48,900,307	—	48,900,307

See accompanying notes to financial statements.

140

SPDR Bloomberg Barclays Convertible Securities ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Semiconductors	$—	$644,222,457	$—	$644,222,457
Software	—	155,197,365	—	155,197,365
Telecommunications	—	66,018,255	—	66,018,255
Convertible Preferred Stocks
Aerospace & Defense	20,203,515	—	—	20,203,515
Agriculture	18,175,580	—	—	18,175,580
Banks	213,858,995	—	—	213,858,995
Electric	205,264,119	—	—	205,264,119
Electrical Components & Equipment	14,106,945	—	—	14,106,945
Environmental Control.	13,381,605	—	—	13,381,605
Food	51,789,458	—	—	51,789,458
Health Care Products	—	15,139,383	—	15,139,383
Health Care Services	29,390,700	—	—	29,390,700
Investment Company Security	—	183,418,080	—	183,418,080
Oil & Gas	45,791,042	8,821,002	—	54,612,044
Pharmaceuticals	160,404,011	—	—	160,404,011
Pipelines	39,801,781	—	—	39,801,781
Real Estate Investment Trusts	75,258,404	—	—	75,258,404
Telecommunications	83,689,925	—	—	83,689,925
Short-Term Investments.	138,724,069	—	—	138,724,069

TOTAL INVESTMENTS	$1,109,840,149	$2,085,220,478	$—	$3,195,060,627

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	55,766,561	$55,766,561	154,856,975	210,623,536	—	$—	$12,683	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class.	—	—	127,138,494	62,351,216	64,787,278	64,787,278	14,279	—
State Street Navigator Securities Lending Government Money Market Portfolio*	119,014,875	119,014,875	466,032,178	511,110,262	73,936,791	73,936,791	539,341	—

TOTAL		$174,781,436				$138,724,069	$566,303	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

141

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.1%
Federal Home Loan Mortgage Corp.:
2.50%, 5/1/2028	$895,904	$905,694
2.50%, 6/1/2028	380,627	384,072
2.50%, 10/1/2029	136,742	137,682
2.50%, 1/1/2031	434,082	435,534
2.50%, 5/1/2031	1,343,548	1,348,042
2.50%, 6/1/2031	2,451,191	2,459,391
2.50%, 10/1/2031	2,446,075	2,454,258
3.00%, 10/1/2026	634,091	652,390
3.00%, 12/1/2026	1,589,306	1,635,172
3.00%, 2/1/2029	104,869	107,866
3.00%, 5/1/2029	769,313	791,303
3.00%, 7/1/2029	220,003	226,291
3.00%, 8/1/2029	781,423	803,760
3.00%, 9/1/2029	808,350	831,456
3.00%, 5/1/2035	411,053	416,896
3.00%, 7/1/2035	851,746	863,854
3.00%, 4/1/2036	928,207	940,174
3.00%, 2/1/2043	414,277	413,425
3.00%, 3/1/2043	942,075	940,138
3.00%, 6/1/2043	190,546	190,154
3.00%, 7/1/2043	382,327	381,541
3.00%, 8/1/2043	191,232	190,839
3.00%, 9/1/2043	198,145	197,737
3.00%, 10/1/2043	1,750,821	1,747,219
3.00%, 1/1/2045	378,149	376,096
3.00%, 6/1/2045	261,187	259,769
3.00%, 7/1/2045	439,579	437,193
3.00%, 8/1/2045	353,986	352,064
3.00%, 4/1/2046	1,107,345	1,100,777
3.00%, 6/1/2046	481,376	478,521
3.00%, 8/1/2046	488,489	485,592
3.00%, 9/1/2046	1,622,006	1,612,385
3.00%, 10/1/2046	1,484,908	1,476,101
3.00%, 11/1/2046	1,714,704	1,704,533
3.00%, 12/1/2046	3,241,915	3,222,687
3.50%, 6/1/2019	133,772	139,657
3.50%, 3/1/2021	1,548,827	1,617,134
3.50%, 2/1/2026	501,156	523,258
3.50%, 10/1/2026	399,846	417,481
3.50%, 1/1/2029	109,664	114,862
3.50%, 6/1/2029	186,977	195,645
3.50%, 8/1/2029	116,480	121,880
3.50%, 2/1/2030	70,906	74,398
3.50%, 7/1/2035	397,269	413,722
3.50%, 7/1/2042	149,003	153,469
3.50%, 3/1/2043	351,124	361,255
3.50%, 5/1/2043	993,851	1,022,526
3.50%, 11/1/2043	189,384	194,848
3.50%, 6/1/2044	423,803	434,902
3.50%, 8/1/2044	187,660	192,575
3.50%, 10/1/2044	159,810	163,995
3.50%, 11/1/2044	319,181	327,540
3.50%, 12/1/2044	746,065	765,604
3.50%, 1/1/2045	172,012	176,253
3.50%, 2/1/2045	720,008	737,762
3.50%, 7/1/2045	583,092	597,469
3.50%, 10/1/2045	957,750	981,366

3.50%, 11/1/2045	500,986	513,339
3.50%, 12/1/2045	1,220,263	1,250,352
3.50%, 1/1/2046	985,685	1,010,221
3.50%, 3/1/2046	1,902,371	1,949,723
3.50%, 4/1/2046	1,002,201	1,027,147
3.50%, 5/1/2046	1,400,261	1,435,115
3.50%, 6/1/2046	2,428,173	2,488,615
3.50%, 9/1/2046	1,960,069	2,008,859
4.00%, 5/1/2021	299,347	314,845
4.00%, 6/1/2035	379,529	403,676
4.00%, 10/1/2040	331,048	349,302
4.00%, 12/1/2041	231,745	244,492
4.00%, 4/1/2042	122,352	129,082
4.00%, 6/1/2042	384,438	405,693
4.00%, 5/1/2044	305,732	321,356
4.00%, 7/1/2044	682,415	717,290
4.00%, 10/1/2044	632,106	664,410
4.00%, 12/1/2044	146,112	153,579
4.00%, 4/1/2045	211,611	222,528
4.00%, 10/1/2045	623,977	656,167
4.00%, 12/1/2045	1,078,695	1,134,345
4.00%, 1/1/2046	2,606,919	2,741,978
4.00%, 2/1/2046	2,492,825	2,621,974
4.50%, 2/1/2039	197,165	211,854
4.50%, 7/1/2041	419,799	452,073
4.50%, 9/1/2041	129,005	138,923
4.50%, 10/1/2041	945,106	1,017,094
4.50%, 10/1/2043	316,905	340,583
4.50%, 3/1/2044	641,774	689,882
4.50%, 7/1/2044	1,960,027	2,106,953
4.50%, 9/1/2044	778,603	836,968
4.50%, 8/1/2045	137,846	148,378
5.00%, 9/1/2031	341,620	371,739
5.00%, 9/1/2038	90,876	98,984
5.00%, 12/1/2038	391,470	427,407
5.00%, 1/1/2039	362,477	394,816
5.00%, 9/1/2039	198,720	216,449
5.00%, 12/1/2041	444,016	483,957
5.50%, 1/1/2028	52,593	58,576
5.50%, 9/1/2035	11,564	12,869
5.50%, 6/1/2036	59,876	66,574
5.50%, 12/1/2036	45,495	50,584
5.50%, 7/1/2037	630,848	701,417
5.50%, 4/1/2038	474,641	526,976
5.50%, 5/1/2038	5,935	6,589
6.00%, 7/1/2040	1,426,325	1,615,247
TBA, 2.50%, 1/1/2032	900,000	901,652
TBA, 3.00%, 1/1/2032	500,000	513,086
TBA, 3.00%, 1/1/2047	2,325,000	2,308,925
TBA, 3.50%, 1/1/2047	4,525,000	4,633,883
TBA, 4.00%, 1/1/2047	3,875,000	4,070,566
Federal National Mortgage Association:
2.00%, 11/1/2031	495,658	482,861
12 month USD LIBOR + 1.66%, 2.14%, 4/1/2044 (a)	618,005	641,356
2.50%, 7/1/2028	1,168,739	1,178,870
2.50%, 8/1/2028	649,964	655,598
2.50%, 10/1/2028	238,897	240,968
2.50%, 3/1/2029	1,107,990	1,117,594

See accompanying notes to financial statements.

142

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

2.50%, 2/1/2030	$192,697	$193,493
2.50%, 5/1/2030	244,220	245,230
2.50%, 7/1/2030	211,418	212,292
2.50%, 2/1/2031	1,177,129	1,180,828
2.50%, 10/1/2031	2,727,327	2,735,895
2.50%, 11/1/2031	2,344,329	2,351,694
2.50%, 12/1/2031	869,888	872,621
3.00%, 12/1/2026	153,179	157,602
3.00%, 3/1/2027	1,642,994	1,690,624
3.00%, 10/1/2028	215,626	221,790
3.00%, 11/1/2028	460,686	473,857
3.00%, 6/1/2029	173,452	178,376
3.00%, 7/1/2029	316,357	325,338
3.00%, 8/1/2029	390,639	401,728
3.00%, 9/1/2029	158,658	163,162
3.00%, 4/1/2030	602,122	618,700
3.00%, 5/1/2030	1,587,071	1,633,080
3.00%, 6/1/2030	233,913	240,353
3.00%, 9/1/2030	171,228	175,942
3.00%, 11/1/2030	798,365	820,346
3.00%, 12/1/2030	217,165	223,144
3.00%, 4/1/2031	453,908	466,355
3.00%, 1/1/2035	346,404	352,095
3.00%, 2/1/2035	486,190	493,351
3.00%, 2/1/2036	438,256	444,249
3.00%, 10/1/2036	990,699	1,004,247
3.00%, 11/1/2036	1,985,480	2,012,631
3.00%, 4/1/2043	1,418,016	1,416,199
3.00%, 5/1/2043	869,694	868,580
3.00%, 6/1/2043	892,616	891,473
3.00%, 7/1/2043	1,271,167	1,269,538
3.00%, 8/1/2043	1,779,383	1,777,105
3.00%, 9/1/2043	314,875	314,472
3.00%, 1/1/2044	139,916	139,737
3.00%, 12/1/2044	540,921	538,956
3.00%, 4/1/2045	896,975	892,794
3.00%, 9/1/2045	355,766	354,108
3.00%, 11/1/2045	2,233,897	2,223,485
3.00%, 12/1/2045	430,632	428,625
3.00%, 5/1/2046	468,785	466,372
3.00%, 7/1/2046	2,082,298	2,071,581
3.00%, 8/1/2046	1,633,802	1,625,393
3.00%, 9/1/2046	1,720,803	1,711,947
3.00%, 10/1/2046	4,627,439	4,603,623
3.00%, 12/1/2046	5,244,082	5,217,092
3.50%, 10/1/2025	319,700	333,442
3.50%, 11/1/2025	377,972	394,219
3.50%, 1/1/2026	387,980	404,658
3.50%, 1/1/2027	277,373	289,296
3.50%, 1/1/2029	241,390	252,569
3.50%, 5/1/2029	382,994	400,331
3.50%, 10/1/2029	112,841	117,949
3.50%, 6/1/2034	607,833	633,242
3.50%, 7/1/2034	688,206	716,974
3.50%, 12/1/2040	777,568	801,393
3.50%, 1/1/2041	467,775	482,108
3.50%, 5/1/2042	974,013	1,004,184
3.50%, 6/1/2042	783,333	807,598
3.50%, 1/1/2043	243,927	251,483

3.50%, 5/1/2043	559,914	576,638
3.50%, 6/1/2043	1,368,692	1,409,572
3.50%, 1/1/2044	276,261	284,512
3.50%, 9/1/2044	769,634	790,490
3.50%, 10/1/2044	165,543	170,029
3.50%, 1/1/2045	1,413,394	1,451,476
3.50%, 2/1/2045	2,201,694	2,266,149
3.50%, 4/1/2045	363,711	373,068
3.50%, 5/1/2045	231,234	237,183
3.50%, 8/1/2045	650,107	666,833
3.50%, 11/1/2045	1,483,811	1,521,987
3.50%, 12/1/2045	3,205,779	3,288,259
3.50%, 2/1/2046	4,471,800	4,587,819
3.50%, 3/1/2046	1,437,945	1,475,253
3.50%, 4/1/2046	4,423,575	4,538,343
3.50%, 5/1/2046	1,473,413	1,511,640
3.50%, 6/1/2046	4,502,476	4,619,292
4.00%, 5/1/2020	4,943	5,090
4.00%, 7/1/2021	73,976	76,927
4.00%, 8/1/2026	150,093	157,953
4.00%, 1/1/2034	614,122	653,572
4.00%, 10/1/2040	549,375	580,080
4.00%, 12/1/2040	425,443	449,221
4.00%, 2/1/2041	616,171	650,610
4.00%, 10/1/2041	174,091	183,799
4.00%, 12/1/2041	562,960	594,350
4.00%, 4/1/2042	769,897	813,000
4.00%, 10/1/2043	4,675,412	4,935,573
4.00%, 12/1/2043	303,505	319,539
4.00%, 2/1/2044	570,922	600,493
4.00%, 6/1/2044	227,950	239,756
4.00%, 7/1/2044	756,427	795,606
4.00%, 9/1/2044	157,050	165,184
4.00%, 10/1/2044	214,517	225,629
4.00%, 12/1/2044	618,516	650,552
4.00%, 1/1/2045	115,702	121,780
4.00%, 3/1/2045	210,063	221,098
4.00%, 5/1/2045	793,705	835,399
4.00%, 7/1/2045	302,258	318,136
4.00%, 8/1/2045	1,051,365	1,106,594
4.00%, 9/1/2045	1,388,350	1,461,282
4.00%, 12/1/2045	2,533,951	2,667,063
4.00%, 3/1/2046	380,180	400,306
4.00%, 4/1/2046	1,449,971	1,526,728
4.00%, 7/1/2046	2,412,174	2,539,867
4.50%, 9/1/2018	52,168	53,084
4.50%, 4/1/2019	63,672	65,439
4.50%, 11/1/2024	85,332	90,836
4.50%, 4/1/2031	143,550	154,916
4.50%, 5/1/2041	383,504	413,482
4.50%, 9/1/2041	231,624	249,907
4.50%, 1/1/2042	584,160	630,270
4.50%, 9/1/2043	963,434	1,038,524
4.50%, 10/1/2043	366,911	395,087
4.50%, 11/1/2043	132,804	143,003
4.50%, 12/1/2043	699,416	753,127
4.50%, 3/1/2044	117,773	126,833
4.50%, 4/1/2044	109,821	118,269
4.50%, 5/1/2044	1,400,412	1,508,078

See accompanying notes to financial statements.

143

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

4.50%, 6/1/2044	$995,040	$1,071,583
4.50%, 10/1/2044	558,863	601,853
4.50%, 7/1/2046	1,638,805	1,767,141
5.00%, 1/1/2017	1,649	1,650
5.00%, 2/1/2019	63,976	65,257
5.00%, 3/1/2019	45,506	46,576
5.00%, 6/1/2040	1,831,483	1,999,247
5.00%, 7/1/2040	316,364	345,343
5.00%, 9/1/2040	294,721	321,717
5.00%, 12/1/2040	770,354	840,918
5.00%, 2/1/2041	1,245,575	1,359,670
5.00%, 3/1/2042	511,798	558,679
5.00%, 7/1/2044	188,087	205,898
5.00%, 1/1/2045	400,617	438,552
5.50%, 1/1/2035	883,570	986,106
5.50%, 4/1/2036	398,909	444,794
5.50%, 11/1/2038	169,602	188,678
5.50%, 12/1/2038	80,089	89,096
5.50%, 12/1/2039	160,119	178,128
5.50%, 7/1/2041	354,235	394,600
5.50%, 5/1/2044	2,348,719	2,626,476
6.00%, 1/1/2037	90,285	102,258
6.00%, 9/1/2037	116,565	131,881
6.00%, 9/1/2039	90,467	102,464
6.00%, 6/1/2040	219,825	248,707
6.00%, 10/1/2040	276,136	312,754
TBA, 2.50%, 1/1/2032	925,000	926,807
TBA, 3.00%, 1/1/2032	750,000	769,629
TBA, 3.00%, 1/1/2047	1,925,000	1,912,969
TBA, 3.50%, 1/1/2047	1,500,000	1,537,500
TBA, 4.00%, 1/1/2047	1,500,000	1,576,875
TBA, 5.00%, 1/1/2047	1,000,000	1,088,281
Government National Mortgage Association:
2.50%, 1/20/2043	150,251	146,546
3.00%, 5/15/2042	215,819	219,235
3.00%, 8/20/2042	617,470	627,845
3.00%, 12/20/2042	617,650	628,028
3.00%, 1/20/2043	1,967,025	2,000,076
3.00%, 3/20/2043	739,309	751,811
3.00%, 4/20/2043	883,916	898,864
3.00%, 8/20/2043	524,908	533,785
3.00%, 12/20/2044	276,000	279,984
3.00%, 2/15/2045	291,594	295,246
3.00%, 3/15/2045	453,748	459,431
3.00%, 3/20/2045	152,941	155,048
3.00%, 4/20/2045	868,488	880,453
3.00%, 6/20/2045	185,614	188,172
3.00%, 7/20/2045	970,144	983,510
3.00%, 8/20/2045	216,533	219,516
3.00%, 12/20/2045	171,549	173,912
3.00%, 4/20/2046	450,585	456,789
3.00%, 5/20/2046	739,416	749,598
3.00%, 7/20/2046	529,806	537,102
3.00%, 8/20/2046	1,074,581	1,089,378
3.00%, 9/20/2046	3,905,718	3,959,501
3.00%, 10/20/2046	2,486,732	2,520,975
3.00%, 11/20/2046	2,544,376	2,579,414
3.50%, 2/15/2042	609,005	636,692

3.50%, 4/15/2042	208,264	217,732
3.50%, 6/20/2042	1,148,496	1,201,970
3.50%, 10/20/2042	1,255,364	1,313,814
3.50%, 11/20/2042	137,550	143,955
3.50%, 2/20/2043	875,582	915,264
3.50%, 3/20/2043	469,734	491,428
3.50%, 4/20/2043	369,243	386,435
3.50%, 5/20/2043	461,687	482,611
3.50%, 7/20/2043	1,124,797	1,175,774
3.50%, 9/20/2043	575,430	601,509
3.50%, 1/20/2044	536,006	560,298
3.50%, 3/20/2044	358,745	373,566
3.50%, 4/20/2044	514,748	536,014
3.50%, 5/20/2044	540,918	563,264
3.50%, 7/20/2044	276,206	287,616
3.50%, 8/20/2044	678,466	706,495
3.50%, 10/20/2044	173,027	180,175
3.50%, 12/20/2044	119,826	124,776
3.50%, 2/20/2045	120,076	124,928
3.50%, 3/20/2045	150,621	156,707
3.50%, 4/20/2045	490,701	510,530
3.50%, 5/20/2045	510,048	530,659
3.50%, 6/20/2045	262,433	273,037
3.50%, 7/20/2045	2,201,100	2,290,046
3.50%, 9/20/2045	948,407	986,732
3.50%, 10/20/2045	1,320,284	1,373,636
3.50%, 12/20/2045	161,929	168,472
3.50%, 3/20/2046	2,437,771	2,537,251
3.50%, 4/20/2046	691,471	719,689
3.50%, 5/20/2046	1,219,509	1,269,275
3.50%, 6/20/2046	2,187,888	2,277,171
3.50%, 7/20/2046	3,083,264	3,209,086
3.50%, 8/20/2046	2,907,549	3,026,200
3.50%, 9/20/2046	2,451,459	2,551,498
4.00%, 2/15/2040	34,537	36,670
4.00%, 4/15/2040	259,882	275,933
4.00%, 11/20/2041	462,278	491,739
4.00%, 2/20/2042	419,386	447,480
4.00%, 5/20/2042	238,557	254,537
4.00%, 8/20/2042	107,827	115,050
4.00%, 8/20/2043	302,849	322,395
4.00%, 3/20/2044	330,115	351,297
4.00%, 6/20/2044	442,326	470,708
4.00%, 7/15/2044	374,405	398,786
4.00%, 7/20/2044	338,238	359,942
4.00%, 8/20/2044	137,065	145,860
4.00%, 12/20/2044	169,904	180,806
4.00%, 1/20/2045	447,934	476,677
4.00%, 2/20/2045	229,538	244,267
4.00%, 5/15/2045	333,151	353,967
4.00%, 6/15/2045	252,841	268,640
4.00%, 8/20/2045	242,899	258,174
4.00%, 9/20/2045	931,578	990,161
4.00%, 10/20/2045	479,053	509,178
4.00%, 11/20/2045	1,561,508	1,659,704
4.00%, 1/20/2046	298,268	317,024
4.00%, 2/20/2046	3,191,387	3,392,078
4.00%, 4/20/2046	1,048,630	1,114,672
4.00%, 5/20/2046	3,056,989	3,249,515

See accompanying notes to financial statements.

144

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

4.50%, 6/15/2039	$72,582	$78,808
4.50%, 4/15/2040	308,308	335,465
4.50%, 6/15/2040	387,414	421,540
4.50%, 9/20/2040	242,260	259,674
4.50%, 3/15/2041	142,755	155,330
4.50%, 6/15/2041	86,037	93,561
4.50%, 7/15/2041	126,857	137,952
4.50%, 7/20/2041	456,308	490,514
4.50%, 10/20/2043	111,882	119,646
4.50%, 12/20/2043	434,693	464,856
4.50%, 1/20/2044	222,583	238,028
4.50%, 4/20/2044	329,894	352,785
4.50%, 5/20/2045	209,386	223,788
4.50%, 10/20/2045	293,946	314,164
4.50%, 6/20/2046	1,090,026	1,165,000
4.50%, 7/20/2046	393,745	420,827
4.50%, 9/20/2046	1,583,107	1,692,959
5.00%, 12/15/2038	83,479	91,428
5.00%, 5/15/2039	86,532	94,621
5.00%, 9/20/2042	74,879	81,925
5.00%, 11/20/2042	415,807	454,934
5.00%, 3/20/2043	78,850	86,101
5.00%, 4/20/2043	337,678	368,729
5.00%, 5/20/2043	75,558	82,668
5.00%, 8/20/2043	319,503	348,561
5.00%, 5/20/2044	182,110	198,672
5.00%, 6/20/2044	112,391	122,612
5.00%, 7/20/2044	302,522	330,311
5.00%, 12/20/2045	1,630,950	1,780,770
5.50%, 9/15/2035	415,537	468,486
5.50%, 7/15/2038	31,584	35,245

5.50%, 3/15/2039	337,266	376,305
6.00%, 8/15/2040	75,609	86,220
6.00%, 9/15/2040	131,417	148,804
TBA, 3.00%, 1/1/2047	2,775,000	2,809,254
TBA, 3.50%, 1/1/2047	1,500,000	1,559,766
TBA, 4.50%, 1/1/2047	1,000,000	1,068,203

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $319,132,301)		315,291,063

	Shares

SHORT-TERM INVESTMENT — 9.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (b) (c) (Cost $28,591,003)	28,591,003	28,591,003

TOTAL INVESTMENTS — 108.1% (Cost $347,723,304)		343,882,066
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.1)%		(25,755,614)

NET ASSETS — 100.0%		$318,126,452

(a)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2016.
(b)	The rate shown is the annualized seven-day yield at December 31, 2016.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$—	$315,291,063	$—	$315,291,063
Short-Term Investment	28,591,003	—	—	28,591,003

TOTAL INVESTMENTS	$28,591,003	$315,291,063	$—	$343,882,066

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	37,635,331	$37,635,331	42,298,894	79,934,225	—	$—	$38,521	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	168,395,354	139,804,351	28,591,003	28,591,003	52,170	—

TOTAL		$37,635,331				$28,591,003	$90,691	$—

See accompanying notes to financial statements.

145

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SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 27.4%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc. 3.75%, 2/15/2023	$125,000	$125,413
Omnicom Group, Inc.:
3.60%, 4/15/2026	100,000	99,206
4.45%, 8/15/2020	185,000	196,516
WPP Finance 2010 3.75%, 9/19/2024	150,000	150,717

		571,852

AEROSPACE & DEFENSE — 0.4%
Boeing Co.:
1.65%, 10/30/2020	150,000	147,040
2.20%, 10/30/2022	50,000	48,894
2.50%, 3/1/2025	50,000	48,317
2.60%, 10/30/2025	150,000	145,731
3.30%, 3/1/2035	65,000	60,987
3.50%, 3/1/2045	25,000	23,166
6.13%, 2/15/2033	165,000	210,606
General Dynamics Corp.:
1.88%, 8/15/2023	50,000	47,441
2.13%, 8/15/2026	50,000	46,211
2.25%, 11/15/2022	134,000	131,804
Harris Corp.:
2.70%, 4/27/2020	35,000	34,813
5.05%, 4/27/2045	105,000	111,449
L-3 Communications Corp.:
3.85%, 12/15/2026	250,000	249,352
4.95%, 2/15/2021	151,000	162,142
5.20%, 10/15/2019	135,000	144,937
Lockheed Martin Corp.:
2.50%, 11/23/2020	104,000	104,733
3.35%, 9/15/2021	65,000	67,072
3.55%, 1/15/2026	300,000	306,345
3.60%, 3/1/2035	25,000	23,882
4.07%, 12/15/2042	125,000	123,469
4.25%, 11/15/2019	100,000	106,351
Northrop Grumman Corp.:
3.20%, 2/1/2027	50,000	49,515
3.25%, 8/1/2023	200,000	203,912
3.85%, 4/15/2045	150,000	143,491
4.75%, 6/1/2043	100,000	109,315
5.05%, 11/15/2040	20,000	22,244
Raytheon Co.:
2.50%, 12/15/2022	147,000	146,256
4.20%, 12/15/2044	20,000	20,476
4.40%, 2/15/2020	10,000	10,673
Rockwell Collins, Inc.:
3.70%, 12/15/2023	100,000	101,956
4.80%, 12/15/2043	100,000	104,680
Spirit AeroSystems, Inc. 3.85%, 6/15/2026	25,000	24,474
Textron, Inc. 4.00%, 3/15/2026	50,000	50,062
United Technologies Corp.:
1.50%, 11/1/2019	100,000	99,068
1.95%, 11/1/2021 (a)	100,000	97,912
2.65%, 11/1/2026 (a)	55,000	52,865

3.75%, 11/1/2046	50,000	47,821
4.15%, 5/15/2045	100,000	101,820
4.50%, 4/15/2020	161,000	173,135
4.50%, 6/1/2042	187,000	200,041
5.70%, 4/15/2040	160,000	195,027
6.05%, 6/1/2036	100,000	125,171

		4,424,656

AGRICULTURE — 0.2%
Altria Group, Inc.:
2.63%, 1/14/2020	150,000	151,785
2.85%, 8/9/2022	100,000	100,022
2.95%, 5/2/2023	100,000	99,796
4.00%, 1/31/2024	200,000	211,148
4.75%, 5/5/2021	60,000	65,353
5.38%, 1/31/2044	225,000	262,172
9.70%, 11/10/2018	68,000	77,665
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026 (a)	100,000	94,666
4.54%, 3/26/2042 (a)	200,000	211,076
Bunge, Ltd. Finance Corp.:
3.25%, 8/15/2026	20,000	19,202
3.50%, 11/24/2020	75,000	76,113
Philip Morris International, Inc.:
1.38%, 2/25/2019	30,000	29,691
1.88%, 2/25/2021	183,000	178,723
2.13%, 5/10/2023	75,000	71,407
2.75%, 2/25/2026 (a)	50,000	47,985
2.90%, 11/15/2021	300,000	303,246
3.38%, 8/11/2025	50,000	50,689
4.13%, 3/4/2043 (a)	100,000	96,357
4.25%, 11/10/2044	245,000	242,501
4.50%, 3/26/2020	18,000	19,252
5.65%, 5/16/2018	178,000	187,614
Reynolds American, Inc.:
2.30%, 6/12/2018	202,000	203,273
3.25%, 6/12/2020	100,000	102,452

		2,902,188

AIRLINES — 0.1%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	139,845	148,788
American Airlines 2014-1 Pass Through Trust Class A Series A, 3.70%, 4/1/2028	88,539	89,014
American Airlines 2015-2 Pass Through Trust, Class A 3.60%, 3/22/2029	97,635	97,799
American Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.58%, 7/15/2029	49,877	49,826
American Airlines 2016-2 Pass Through Trust, Class AA Series AA, 3.20%, 12/15/2029	25,000	24,171
American Airlines 2016-3 Pass Through Trust, Class AA 3.00%, 4/15/2030	60,000	57,275
Continental Airlines 2012-1 Pass Through Trust, Class A Series A, 4.15%, 10/11/2025	82,773	85,297

See accompanying notes to financial statements.

146

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Continental Airlines 2012-2 Pass Through Trust, Class A Series 2-A, 4.00%, 4/29/2026	$16,944	$17,380
Southwest Airlines Co.:
2.65%, 11/5/2020	200,000	200,208
2.75%, 11/6/2019	50,000	50,804
United Airlines 2013-1 Pass Through Trust, Class A Series A, 4.30%, 2/15/2027	90,216	94,517
United Airlines 2015-1 Pass Through Trust, Class AA 3.45%, 6/1/2029	170,769	170,013
United Airlines 2016-1 Pass Through Trust Class AA Series AA, 3.10%, 1/7/2030	50,000	48,038
United Airlines 2016-1 Pass Through Trust, Class A Series A, 3.45%, 1/7/2030	30,000	28,328
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 12/3/2026	76,457	80,397

		1,241,855

APPAREL — 0.0% (b)
NIKE, Inc.:
2.25%, 5/1/2023	50,000	48,734
3.38%, 11/1/2046	50,000	44,989
3.88%, 11/1/2045	50,000	49,324
Under Armour, Inc. 3.25%, 6/15/2026	50,000	47,247

		190,294

AUTO MANUFACTURERS — 0.5%
American Honda Finance Corp.:
1.50%, 11/19/2018	100,000	99,732
Series GMTN, 1.70%, 9/9/2021 (a)	150,000	144,439
Series MTN, 1.20%, 7/12/2019	50,000	49,087
Series MTN, 1.60%, 7/13/2018	50,000	50,042
Series MTN, 1.70%, 2/22/2019	25,000	24,919
Series MTN, 2.25%, 8/15/2019	250,000	251,732
Ford Motor Co.:
4.35%, 12/8/2026	445,000	451,150
5.29%, 12/8/2046	150,000	152,727
7.45%, 7/16/2031	275,000	345,568
Ford Motor Credit Co. LLC:
2.55%, 10/5/2018	200,000	201,094
3.10%, 5/4/2023	600,000	578,076
3.16%, 8/4/2020	200,000	201,232
3.34%, 3/18/2021	200,000	201,350
3.66%, 9/8/2024	100,000	97,886
4.38%, 8/6/2023 (a)	200,000	206,432
5.88%, 8/2/2021	250,000	275,985
Series MTN, 2.94%, 1/8/2019	100,000	101,061
General Motors Co.:
4.88%, 10/2/2023	200,000	208,500
6.25%, 10/2/2043	186,000	203,903
6.60%, 4/1/2036	485,000	550,475
6.75%, 4/1/2046	25,000	29,219

General Motors Financial Co., Inc.:
2.35%, 10/4/2019	100,000	98,750
3.10%, 1/15/2019	50,000	50,500
3.70%, 11/24/2020	50,000	50,687
3.70%, 5/9/2023	170,000	167,237
4.00%, 1/15/2025	250,000	243,437
4.00%, 10/6/2026	100,000	96,000
4.20%, 3/1/2021	50,000	51,530
4.30%, 7/13/2025	100,000	98,875
PACCAR Financial Corp. Series MTN, 1.30%, 5/10/2019	220,000	217,347
Toyota Motor Credit Corp.:
1.90%, 4/8/2021	100,000	97,876
Series GMTN, 1.55%, 7/13/2018	50,000	49,963
Series GMTN, 2.80%, 7/13/2022	50,000	50,401
Series MTN, 1.20%, 4/6/2018	100,000	99,549
Series MTN, 1.38%, 1/10/2018	150,000	149,755
Series MTN, 1.55%, 10/18/2019.	100,000	98,782
Series MTN, 2.15%, 3/12/2020	150,000	149,610
Series MTN, 2.25%, 10/18/2023 (a)	100,000	96,049
Series MTN, 2.63%, 1/10/2023	100,000	98,790
Series MTN, 2.75%, 5/17/2021	100,000	101,089
Series MTN, 3.30%, 1/12/2022	101,000	104,199

		6,595,035

AUTO PARTS & EQUIPMENT — 0.0% (b)
Delphi Automotive PLC:
3.15%, 11/19/2020	50,000	50,634
4.25%, 1/15/2026	50,000	51,726
4.40%, 10/1/2046	100,000	91,952
Delphi Corp. 4.15%, 3/15/2024	40,000	41,210
Lear Corp. 5.25%, 1/15/2025	100,000	104,500
Magna International, Inc. 3.63%, 6/15/2024	100,000	100,844

		440,866

BANKS — 5.8%
Australia & New Zealand Banking Group, Ltd.:
2.55%, 11/23/2021	500,000	495,385
Series MTN, 1.45%, 5/15/2018	250,000	249,013
Series MTN, 2.00%, 11/16/2018 (a)	250,000	250,620
Bancolombia SA 5.95%, 6/3/2021	100,000	108,351
Bank of America Corp.:
2.63%, 4/19/2021	250,000	248,335
3.50%, 4/19/2026	100,000	98,861
4.10%, 7/24/2023	405,000	422,083
5.49%, 3/15/2019	200,000	212,478
5.88%, 1/5/2021	370,000	411,799
6.22%, 9/15/2026	100,000	112,704
Series GMTN, 3.30%, 1/11/2023	350,000	351,197
Series GMTN, 4.45%, 3/3/2026	55,000	56,629
Series L, 2.60%, 1/15/2019	454,000	458,218
Series L, 3.95%, 4/21/2025	150,000	149,319
Series L, 4.75%, 4/21/2045	40,000	40,585

See accompanying notes to financial statements.

147

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series MTN, 2.50%, 10/21/2022	$250,000	$242,075
Series MTN, 3.25%, 10/21/2027	250,000	238,638
Series MTN, 3.88%, 8/1/2025	350,000	355,509
Series MTN, 4.00%, 1/22/2025	325,000	325,221
Series MTN, 4.20%, 8/26/2024	250,000	254,702
Series MTN, 4.25%, 10/22/2026	107,000	108,358
Series MTN, 4.88%, 4/1/2044	100,000	108,910
Series MTN, 5.00%, 5/13/2021	120,000	130,088
Series MTN, 5.65%, 5/1/2018	250,000	261,895
Series MTN, 5.88%, 2/7/2042	29,000	35,149
Series MTN, 6.88%, 4/25/2018	875,000	929,784
Bank of America NA:
1.75%, 6/5/2018	250,000	250,045
2.05%, 12/7/2018	250,000	251,190
Bank of Montreal:
1.40%, 4/10/2018	100,000	99,702
Series MTN, 1.35%, 8/28/2018	100,000	99,331
Series MTN, 1.45%, 4/9/2018	125,000	124,834
Series MTN, 1.50%, 7/18/2019	185,000	182,456
Series MTN, 1.90%, 8/27/2021	100,000	96,935
Series MTN, 2.10%, 12/12/2019	65,000	65,146
Bank of New York Mellon Corp.:
2.05%, 5/3/2021 (a)	100,000	97,938
2.80%, 5/4/2026 (a)	50,000	48,086
3.55%, 9/23/2021	125,000	130,563
Series G, 2.15%, 2/24/2020	100,000	99,628
Series G, 2.20%, 5/15/2019 (a)	100,000	100,506
Series MTN, 2.10%, 1/15/2019	50,000	50,217
Series MTN, 2.20%, 8/16/2023	50,000	47,652
Series MTN, 2.30%, 9/11/2019	150,000	151,086
Series MTN, 2.45%, 11/27/2020	100,000	99,947
Series MTN, 2.45%, 8/17/2026	100,000	93,048
Series MTN, 2.50%, 4/15/2021	60,000	59,972
Series MTN, 2.60%, 8/17/2020	100,000	100,627
Series MTN, 3.00%, 10/30/2028	55,000	52,245
Series MTN, 3.25%, 9/11/2024	170,000	170,865
Series MTN, 3.95%, 11/18/2025	50,000	52,561
Bank of Nova Scotia:
1.45%, 4/25/2018	100,000	99,668
1.65%, 6/14/2019	200,000	197,994
1.85%, 4/14/2020	211,000	208,991
2.05%, 10/30/2018	200,000	201,010
2.05%, 6/5/2019	100,000	100,042
2.45%, 3/22/2021	100,000	99,387
2.80%, 7/21/2021	150,000	151,008
Barclays PLC:
2.75%, 11/8/2019	300,000	299,511
3.25%, 1/12/2021	400,000	400,828
3.65%, 3/16/2025	184,000	178,923
5.20%, 5/12/2026 (a)	200,000	203,750
5.25%, 8/17/2045	200,000	215,630
BB&T Corp.:
Series MTN, 2.05%, 6/19/2018	250,000	251,155
Series MTN, 2.63%, 6/29/2020	80,000	80,576
BNP Paribas SA:
5.00%, 1/15/2021	200,000	217,268
Series MTN, 2.70%, 8/20/2018	100,000	101,252

BNP Paribas/BNP Paribas US Medium-Term Note Program LLC Series MTN, 3.25%, 3/3/2023	100,000	100,828
BPCE SA:
2.65%, 2/3/2021	250,000	249,573
4.00%, 4/15/2024	250,000	260,082
Series MTN, 2.75%, 12/2/2021	250,000	248,390
Branch Banking & Trust Co.:
3.63%, 9/16/2025	200,000	203,596
3.80%, 10/30/2026	250,000	256,910
Canadian Imperial Bank of Commerce 1.60%, 9/6/2019	150,000	148,353
Capital One Financial Corp.:
2.45%, 4/24/2019	25,000	25,134
3.20%, 2/5/2025	100,000	96,955
4.20%, 10/29/2025	100,000	100,763
Capital One NA/Mclean:
1.65%, 2/5/2018	300,000	299,238
2.40%, 9/5/2019	250,000	250,527
Citigroup, Inc.:
1.70%, 4/27/2018	100,000	99,746
1.75%, 5/1/2018	350,000	349,100
1.80%, 2/5/2018	500,000	499,785
2.05%, 12/7/2018	450,000	449,802
2.05%, 6/7/2019	100,000	99,610
2.15%, 7/30/2018	70,000	70,205
2.40%, 2/18/2020	150,000	149,647
2.50%, 7/29/2019	200,000	201,222
2.55%, 4/8/2019	125,000	126,004
2.65%, 10/26/2020	100,000	99,916
2.70%, 3/30/2021	50,000	49,836
2.90%, 12/8/2021	500,000	499,270
3.20%, 10/21/2026	200,000	190,966
3.38%, 3/1/2023	100,000	100,227
3.40%, 5/1/2026	200,000	194,356
3.70%, 1/12/2026	200,000	199,042
3.75%, 6/16/2024	150,000	152,642
4.13%, 7/25/2028	80,000	78,954
4.45%, 9/29/2027	100,000	102,032
4.75%, 5/18/2046	50,000	50,115
5.88%, 1/30/2042	150,000	178,145
6.00%, 10/31/2033	100,000	113,049
6.63%, 6/15/2032	100,000	121,155
8.13%, 7/15/2039	175,000	260,571
Citizens Bank NA/Providence:
2.55%, 5/13/2021	250,000	247,935
Series MTN, 2.45%, 12/4/2019	100,000	100,213
Citizens Financial Group, Inc. 4.30%, 12/3/2025	50,000	50,742
Comerica, Inc. 2.13%, 5/23/2019	100,000	99,820
Commonwealth Bank of Australia 2.50%, 9/20/2018 (a)	425,000	429,900
Cooperatieve Rabobank UA:
1.38%, 8/9/2019	250,000	245,665
1.70%, 3/19/2018	50,000	49,987
2.25%, 1/14/2019	300,000	301,476
3.75%, 7/21/2026	250,000	245,242
3.88%, 2/8/2022	208,000	219,540

See accompanying notes to financial statements.

148

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

4.50%, 1/11/2021	$100,000	$107,302
4.63%, 12/1/2023	200,000	210,672
Series MTN, 5.25%, 5/24/2041	250,000	291,280
Credit Suisse AG:
5.30%, 8/13/2019	150,000	161,622
5.40%, 1/14/2020	142,000	151,934
Series GMTN, 2.30%, 5/28/2019	250,000	250,533
Series MTN, 3.63%, 9/9/2024	100,000	100,707
Series MTN, 4.38%, 8/5/2020	10,000	10,571
Credit Suisse Group Funding Guernsey, Ltd.:
3.13%, 12/10/2020	250,000	249,252
3.45%, 4/16/2021	250,000	251,567
4.88%, 5/15/2045	255,000	263,514
Deutsche Bank AG:
1.88%, 2/13/2018	50,000	49,685
2.50%, 2/13/2019	250,000	248,512
2.95%, 8/20/2020	100,000	98,423
3.13%, 1/13/2021	100,000	98,306
Series 1254, 4.10%, 1/13/2026	200,000	196,812
Discover Bank/Greenwood:
3.10%, 6/4/2020	50,000	50,522
3.20%, 8/9/2021	200,000	201,074
3.45%, 7/27/2026	50,000	48,390
4.20%, 8/8/2023	125,000	129,740
Fifth Third Bancorp:
2.88%, 7/27/2020	150,000	151,918
4.30%, 1/16/2024	100,000	103,279
8.25%, 3/1/2038	100,000	141,303
Fifth Third Bank Series MTN, 2.15%, 8/20/2018	350,000	352,114
Goldman Sachs Capital I 6.35%, 2/15/2034	330,000	387,192
Goldman Sachs Group, Inc.:
2.00%, 4/25/2019	15,000	14,951
2.30%, 12/13/2019	495,000	495,371
2.35%, 11/15/2021	340,000	330,596
2.55%, 10/23/2019	200,000	201,118
2.60%, 4/23/2020	406,000	406,378
2.63%, 1/31/2019	200,000	201,874
2.63%, 4/25/2021	30,000	29,776
2.88%, 2/25/2021	150,000	150,631
2.90%, 7/19/2018	345,000	349,768
3.50%, 1/23/2025	50,000	49,404
3.50%, 11/16/2026	135,000	132,203
3.63%, 1/22/2023	205,000	209,289
3.75%, 5/22/2025	100,000	100,332
3.75%, 2/25/2026	85,000	85,311
4.75%, 10/21/2045	50,000	52,758
5.15%, 5/22/2045	55,000	57,817
5.25%, 7/27/2021	43,000	47,140
5.75%, 1/24/2022	200,000	224,742
5.95%, 1/15/2027	333,000	378,488
6.15%, 4/1/2018	499,000	524,848
6.75%, 10/1/2037	725,000	895,462
Series GLOB, 2.38%, 1/22/2018	50,000	50,294
Series GMTN, 7.50%, 2/15/2019	315,000	348,973
Series MTN, 4.80%, 7/8/2044	400,000	419,448

HSBC Holdings PLC:
2.65%, 1/5/2022	200,000	195,284
2.95%, 5/25/2021	300,000	299,568
3.40%, 3/8/2021	200,000	203,642
3.60%, 5/25/2023	200,000	200,996
3.90%, 5/25/2026	200,000	200,476
4.00%, 3/30/2022	300,000	311,151
4.30%, 3/8/2026	200,000	207,194
4.38%, 11/23/2026	200,000	201,162
5.10%, 4/5/2021	285,000	308,832
5.25%, 3/14/2044	100,000	107,882
6.10%, 1/14/2042	35,000	43,406
6.50%, 5/2/2036	150,000	184,898
6.50%, 9/15/2037	150,000	185,881
6.80%, 6/1/2038	100,000	127,238
HSBC USA, Inc.:
1.63%, 1/16/2018	150,000	149,716
1.70%, 3/5/2018	100,000	99,879
2.00%, 8/7/2018	150,000	150,088
2.25%, 6/23/2019 (a)	120,000	119,813
2.35%, 3/5/2020	100,000	99,174
Huntington Bancshares, Inc. 3.15%, 3/14/2021	250,000	253,083
Huntington National Bank 2.88%, 8/20/2020	150,000	151,278
Industrial & Commercial Bank of China, Ltd.:
2.45%, 10/20/2021	250,000	243,838
Series MTN, 2.16%, 11/13/2018	250,000	249,360
International Finance Corp. 1.75%, 9/16/2019	600,000	601,968
Intesa Sanpaolo SpA 3.88%, 1/16/2018	200,000	202,744
Itau CorpBanca 3.13%, 1/15/2018	200,000	201,856
JPMorgan Chase & Co.:
1.80%, 1/25/2018	100,000	100,090
1.85%, 3/22/2019	200,000	199,302
2.20%, 10/22/2019	150,000	150,519
2.25%, 1/23/2020	200,000	199,322
2.35%, 1/28/2019	150,000	151,210
2.40%, 6/7/2021 (a)	200,000	197,854
2.55%, 10/29/2020	393,000	392,748
2.70%, 5/18/2023	200,000	194,932
2.95%, 10/1/2026 (a)	100,000	95,459
3.13%, 1/23/2025	250,000	244,575
3.20%, 6/15/2026	100,000	97,425
3.25%, 9/23/2022	173,000	175,135
3.30%, 4/1/2026	200,000	196,548
3.63%, 12/1/2027	75,000	72,776
3.88%, 2/1/2024	300,000	310,647
3.88%, 9/10/2024	305,000	308,263
3.90%, 7/15/2025	100,000	102,885
4.13%, 12/15/2026	161,000	164,265
4.25%, 10/15/2020	675,000	714,109
4.25%, 10/1/2027	85,000	87,414
4.35%, 8/15/2021	50,000	53,436
4.50%, 1/24/2022	200,000	215,046
4.85%, 2/1/2044 (a)	100,000	111,135

See accompanying notes to financial statements.

149

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

4.95%, 3/25/2020	$34,000	$36,648
4.95%, 6/1/2045	225,000	240,662
5.63%, 8/16/2043	100,000	114,944
6.00%, 1/15/2018	250,000	260,817
6.30%, 4/23/2019	107,000	116,807
6.40%, 5/15/2038	505,000	657,995
Series H, 1.70%, 3/1/2018	150,000	149,916
JPMorgan Chase Bank NA 1.65%, 9/23/2019	150,000	148,603
KeyBank NA:
1.65%, 2/1/2018	450,000	449,978
6.95%, 2/1/2028	130,000	159,838
Series BKNT, 2.50%, 11/22/2021	500,000	496,620
KeyCorp. Series MTN, 2.30%, 12/13/2018	100,000	100,577
Kreditanstalt fuer Wiederaufbau:
1.88%, 4/1/2019 (a)	50,000	50,341
2.00%, 5/2/2025	550,000	525,486
2.13%, 1/17/2023	200,000	197,104
2.63%, 1/25/2022	300,000	305,445
4.50%, 7/16/2018	215,000	225,180
Landwirtschaftliche Rentenbank 1.00%, 4/4/2018	400,000	398,452
Lloyds Banking Group PLC 5.30%, 12/1/2045 (a)	200,000	206,654
Manufacturers & Traders Trust Co. 2.25%, 7/25/2019	300,000	301,734
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	200,000	194,084
2.95%, 3/1/2021	200,000	200,750
3.85%, 3/1/2026 (a)	200,000	205,310
Mizuho Financial Group, Inc. 2.27%, 9/13/2021	200,000	194,082
Morgan Stanley:
1.88%, 1/5/2018	150,000	150,132
2.50%, 4/21/2021	255,000	251,955
2.65%, 1/27/2020	100,000	100,431
2.80%, 6/16/2020	130,000	130,956
3.75%, 2/25/2023	200,000	204,874
3.95%, 4/23/2027	400,000	396,156
4.30%, 1/27/2045	75,000	74,901
4.88%, 11/1/2022	123,000	131,740
5.75%, 1/25/2021	600,000	665,310
6.38%, 7/24/2042	150,000	192,921
7.25%, 4/1/2032	148,000	200,836
Series F, 3.88%, 4/29/2024	100,000	102,549
Series GMTN, 2.38%, 7/23/2019	127,000	127,316
Series GMTN, 3.70%, 10/23/2024	150,000	151,785
Series GMTN, 3.88%, 1/27/2026	135,000	136,663
Series GMTN, 4.35%, 9/8/2026	100,000	102,226
Series GMTN, 5.50%, 7/28/2021	50,000	55,396
Series GMTN, 6.63%, 4/1/2018	440,000	464,922
Series GMTN, 7.30%, 5/13/2019	250,000	278,323
Series MTN, 2.20%, 12/7/2018	100,000	100,257
Series MTN, 2.63%, 11/17/2021	160,000	157,829
Series MTN, 3.13%, 7/27/2026	165,000	157,753
Series MTN, 4.10%, 5/22/2023	250,000	256,203
Series MTN, 5.63%, 9/23/2019	150,000	162,492

National Australia Bank, Ltd.:
2.50%, 7/12/2026	250,000	232,040
Series GMTN, 2.63%, 1/14/2021 (a)	250,000	249,837
National Bank of Canada 2.10%, 12/14/2018	200,000	200,696
Northern Trust Corp. 2.38%, 8/2/2022	147,000	145,239
Oesterreichische Kontrollbank AG 1.13%, 5/29/2018	216,000	215,121
PNC Bank NA:
1.45%, 7/29/2019	250,000	246,537
1.80%, 11/5/2018	200,000	200,228
1.85%, 7/20/2018	100,000	100,167
2.15%, 4/29/2021	100,000	98,576
2.40%, 10/18/2019	100,000	100,892
2.45%, 11/5/2020	200,000	200,038
2.70%, 11/1/2022	100,000	98,069
2.95%, 2/23/2025	100,000	97,634
3.25%, 6/1/2025	70,000	70,135
3.30%, 10/30/2024	200,000	201,438
Series BKNT, 1.70%, 12/7/2018	350,000	349,961
Series BKNT, 2.55%, 12/9/2021 (a)	100,000	100,083
Series MTN, 1.60%, 6/1/2018	180,000	179,681
PNC Financial Services Group, Inc.:
4.38%, 8/11/2020	30,000	31,916
5.13%, 2/8/2020	150,000	162,181
Regions Financial Corp. 3.20%, 2/8/2021	50,000	50,796
Royal Bank of Canada:
1.50%, 7/29/2019 (a)	150,000	147,925
1.88%, 2/5/2020	58,000	57,593
2.00%, 10/1/2018	138,000	138,665
2.00%, 12/10/2018	150,000	150,465
2.20%, 9/23/2019	100,000	100,584
2.30%, 3/22/2021	400,000	398,244
Series GMTN, 1.50%, 6/7/2018	100,000	99,706
Series GMTN, 1.63%, 4/15/2019	50,000	49,640
Series GMTN, 1.80%, 7/30/2018	50,000	50,037
Series GMTN, 2.15%, 3/6/2020	200,000	199,132
Series MTN, 2.35%, 10/30/2020	225,000	224,154
Royal Bank of Scotland Group PLC 4.80%, 4/5/2026	200,000	199,500
Santander Holdings USA, Inc.:
2.70%, 5/24/2019	100,000	99,831
3.45%, 8/27/2018	150,000	152,283
4.50%, 7/17/2025	100,000	99,372
Santander UK PLC:
2.35%, 9/10/2019	100,000	100,006
3.05%, 8/23/2018	100,000	101,547
4.00%, 3/13/2024	125,000	129,973
7.95%, 10/26/2029	200,000	236,858
Series GMTN, 2.00%, 8/24/2018 (a)	33,000	32,897
Skandinaviska Enskilda Banken AB 1.50%, 9/13/2019	250,000	245,370
Sumitomo Mitsui Banking Corp.:
2.45%, 1/16/2020	350,000	348,449
3.95%, 7/19/2023 (a)	250,000	261,562

See accompanying notes to financial statements.

150

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	$100,000	$96,790
2.44%, 10/19/2021 (a)	350,000	343,707
2.63%, 7/14/2026 (a)	150,000	139,208
2.93%, 3/9/2021	150,000	150,501
3.78%, 3/9/2026	150,000	153,300
SunTrust Bank 2.75%, 5/1/2023	200,000	193,996
SunTrust Banks, Inc.:
2.70%, 1/27/2022	100,000	99,917
2.90%, 3/3/2021	50,000	50,520
7.25%, 3/15/2018	60,000	63,595
Svenska Handelsbanken AB:
1.88%, 9/7/2021	250,000	241,575
2.50%, 1/25/2019	150,000	151,558
Series MTN, 2.25%, 6/17/2019	175,000	175,752
Toronto-Dominion Bank:
1.45%, 8/13/2019	50,000	49,278
1.80%, 7/13/2021	50,000	48,433
2.13%, 7/2/2019	100,000	100,285
Series GMTN, 1.45%, 9/6/2018 (a)	100,000	99,539
Series MTN, 1.40%, 4/30/2018	100,000	99,727
Series MTN, 1.95%, 1/22/2019	300,000	300,342
Series MTN, 2.13%, 4/7/2021	100,000	98,507
Series MTN, 2.25%, 11/5/2019	100,000	100,517
Series MTN, 2.63%, 9/10/2018	200,000	202,814
UBS AG:
Series GMTN, 1.80%, 3/26/2018	200,000	199,990
Series GMTN, 2.38%, 8/14/2019	150,000	150,718
US Bancorp:
Series MTN, 1.95%, 11/15/2018	100,000	100,488
Series MTN, 2.20%, 4/25/2019	100,000	100,810
Series MTN, 2.35%, 1/29/2021	150,000	149,958
Series MTN, 2.95%, 7/15/2022	54,000	54,238
Series MTN, 3.70%, 1/30/2024	300,000	311,949
Series MTN, 4.13%, 5/24/2021	100,000	107,147
Series V, 2.38%, 7/22/2026	200,000	185,212
Wachovia Corp. Series MTN, 5.75%, 2/1/2018	125,000	130,223
Wells Fargo & Co.:
2.10%, 7/26/2021 (a)	150,000	145,999
2.13%, 4/22/2019	300,000	300,963
2.15%, 1/15/2019	308,000	309,771
2.50%, 3/4/2021	150,000	148,963
3.00%, 4/22/2026	550,000	524,535
3.00%, 10/23/2026	200,000	190,186
4.10%, 6/3/2026	250,000	253,323
4.13%, 8/15/2023	100,000	103,511
4.48%, 1/16/2024	200,000	210,500
5.38%, 11/2/2043	30,000	33,143
5.61%, 1/15/2044	258,000	291,911
Series GMTN, 1.50%, 1/16/2018	150,000	149,791
Series GMTN, 2.60%, 7/22/2020	372,000	373,931
Series GMTN, 4.30%, 7/22/2027	135,000	138,823
Series GMTN, 4.90%, 11/17/2045	135,000	139,086
Series M, 3.45%, 2/13/2023.	100,000	100,107

Series MTN, 2.55%, 12/7/2020	150,000	149,913
Series MTN, 3.00%, 2/19/2025	50,000	48,122
Series MTN, 3.50%, 3/8/2022	545,000	560,222
Series MTN, 4.75%, 12/7/2046	200,000	203,528
Series N, 2.15%, 1/30/2020	623,000	619,561
Wells Fargo Bank NA:
1.65%, 1/22/2018	250,000	250,025
1.75%, 5/24/2019	100,000	99,449
5.85%, 2/1/2037	200,000	232,822
Series MTN, 2.15%, 12/6/2019	250,000	250,145
Wells Fargo Capital 5.95%, 12/1/2086	125,000	129,315
Westpac Banking Corp.:
1.65%, 5/13/2019 (a)	50,000	49,510
1.95%, 11/23/2018	100,000	100,152
2.10%, 5/13/2021 (a)	50,000	48,872
2.25%, 1/17/2019	200,000	200,938
2.60%, 11/23/2020	250,000	250,248
2.85%, 5/13/2026	50,000	47,940
4.88%, 11/19/2019	292,000	313,018
Westpac Banking Corp. 5 Year US ISDA +2.24%
Series GMTN, 4.32%, 11/23/2031 (c)	200,000	199,744

		70,018,115

BEVERAGES — 0.8%
Anheuser-Busch Cos. LLC 6.00%, 11/1/2041	100,000	121,729
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/1/2019	388,000	388,652
3.30%, 2/1/2023	365,000	371,103
3.65%, 2/1/2026	600,000	608,556
3.70%, 2/1/2024	100,000	103,477
4.70%, 2/1/2036	400,000	423,160
4.90%, 2/1/2046	440,000	473,726
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/2022	502,000	493,175
3.75%, 7/15/2042	100,000	91,445
5.38%, 1/15/2020	635,000	691,940
6.38%, 1/15/2040	150,000	188,691
7.75%, 1/15/2019	350,000	389,627
8.20%, 1/15/2039 (a)	100,000	150,398
Brown-Forman Corp. 4.50%, 7/15/2045	40,000	41,821
Coca-Cola Co.:
1.15%, 4/1/2018	200,000	199,520
1.38%, 5/30/2019	50,000	49,675
1.55%, 9/1/2021	100,000	97,054
1.65%, 11/1/2018	150,000	150,490
2.55%, 6/1/2026	50,000	47,941
2.88%, 10/27/2025	150,000	147,985
3.15%, 11/15/2020	94,000	97,527
3.20%, 11/1/2023	200,000	205,512
Coca-Cola Femsa SAB de CV 2.38%, 11/26/2018	150,000	151,065
Constellation Brands, Inc.:
3.70%, 12/6/2026	100,000	98,375

See accompanying notes to financial statements.

151

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

3.75%, 5/1/2021	$30,000	$31,069
3.88%, 11/15/2019	25,000	25,875
4.25%, 5/1/2023	115,000	118,737
6.00%, 5/1/2022	40,000	44,950
Diageo Capital PLC:
2.63%, 4/29/2023	200,000	197,912
3.88%, 4/29/2043	100,000	94,718
Dr Pepper Snapple Group, Inc.:
2.53%, 11/15/2021	150,000	149,449
2.55%, 9/15/2026 (a)	50,000	46,345
3.13%, 12/15/2023	250,000	250,065
3.20%, 11/15/2021	150,000	153,252
3.43%, 6/15/2027	135,000	134,980
4.42%, 12/15/2046	150,000	154,224
Molson Coors Brewing Co.:
1.45%, 7/15/2019	55,000	54,178
2.10%, 7/15/2021	65,000	63,247
3.00%, 7/15/2026	70,000	66,095
4.20%, 7/15/2046	60,000	55,982
5.00%, 5/1/2042	50,000	52,513
Pepsi Bottling Group, Inc. Series B, 7.00%, 3/1/2029	100,000	136,818
PepsiCo, Inc.:
1.35%, 10/4/2019	45,000	44,594
1.70%, 10/6/2021	100,000	97,109
1.85%, 4/30/2020	100,000	99,341
2.38%, 10/6/2026	55,000	51,879
2.75%, 3/5/2022	157,000	158,550
2.75%, 4/30/2025	100,000	97,811
2.85%, 2/24/2026	300,000	295,266
3.10%, 7/17/2022	50,000	51,238
3.50%, 7/17/2025	551,000	569,425
3.60%, 8/13/2042	170,000	159,317
4.25%, 10/22/2044	75,000	77,491
4.45%, 4/14/2046	100,000	106,925
4.50%, 1/15/2020	100,000	107,507
4.60%, 7/17/2045	135,000	147,645

		9,677,151

BIOTECHNOLOGY — 0.4%
Amgen, Inc.:
1.85%, 8/19/2021	50,000	48,053
2.13%, 5/1/2020	100,000	99,233
2.20%, 5/22/2019	76,000	76,570
2.25%, 8/19/2023	100,000	94,117
2.60%, 8/19/2026	100,000	92,087
3.13%, 5/1/2025	100,000	97,353
3.63%, 5/22/2024	50,000	50,850
3.88%, 11/15/2021	100,000	104,585
4.10%, 6/15/2021	100,000	105,632
4.40%, 5/1/2045	130,000	124,600
4.50%, 3/15/2020	50,000	53,185
4.56%, 6/15/2048 (d)	100,000	96,391
4.66%, 6/15/2051 (d)	100,000	97,020
5.15%, 11/15/2041	299,000	317,164
5.65%, 6/15/2042	100,000	112,008
5.70%, 2/1/2019	100,000	107,467
5.75%, 3/15/2040	55,000	61,506
Biogen, Inc.:
2.90%, 9/15/2020	150,000	151,730

3.63%, 9/15/2022	55,000	56,378
4.05%, 9/15/2025	155,000	159,554
5.20%, 9/15/2045	65,000	69,901
Celgene Corp.:
2.30%, 8/15/2018	100,000	100,617
2.88%, 8/15/2020	100,000	101,051
3.25%, 8/15/2022	221,000	223,195
3.63%, 5/15/2024	166,000	166,598
3.88%, 8/15/2025	300,000	304,758
5.00%, 8/15/2045	5,000	5,202
Gilead Sciences, Inc.:
1.85%, 9/4/2018	340,000	341,125
1.95%, 3/1/2022 (a)	45,000	43,443
2.35%, 2/1/2020	242,000	243,166
2.55%, 9/1/2020	100,000	100,942
3.25%, 9/1/2022	40,000	40,772
3.50%, 2/1/2025	50,000	50,339
3.65%, 3/1/2026	100,000	101,401
3.70%, 4/1/2024 (a)	200,000	205,430
4.50%, 4/1/2021	200,000	215,492
4.50%, 2/1/2045	140,000	140,067
4.60%, 9/1/2035	145,000	150,667
4.75%, 3/1/2046	50,000	52,213
4.80%, 4/1/2044	100,000	104,565

		4,866,427

CHEMICALS — 0.5%
Agrium, Inc.:
3.15%, 10/1/2022	175,000	174,018
4.13%, 3/15/2035	55,000	50,690
6.13%, 1/15/2041	20,000	22,907
Air Products & Chemicals, Inc. 3.35%, 7/31/2024	100,000	102,271
Airgas, Inc. 3.05%, 8/1/2020	100,000	102,093
Cabot Corp. 3.70%, 7/15/2022	100,000	101,525
Celanese US Holdings LLC:
4.63%, 11/15/2022	40,000	42,071
5.88%, 6/15/2021	40,000	44,372
Dow Chemical Co.:
4.25%, 11/15/2020	50,000	52,880
4.25%, 10/1/2034	200,000	196,578
5.25%, 11/15/2041	250,000	269,180
8.55%, 5/15/2019 (a)	330,000	377,784
Eastman Chemical Co.:
3.60%, 8/15/2022	245,000	250,598
4.65%, 10/15/2044	120,000	119,678
Ecolab, Inc.:
4.35%, 12/8/2021	195,000	210,302
5.50%, 12/8/2041	76,000	89,526
EI du Pont de Nemours & Co.:
2.80%, 2/15/2023	200,000	196,224
5.75%, 3/15/2019	250,000	269,977
LYB International Finance B.V. 4.00%, 7/15/2023	250,000	261,150
LyondellBasell Industries NV:
4.63%, 2/26/2055	150,000	139,879
6.00%, 11/15/2021	100,000	113,377

See accompanying notes to financial statements.

152

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Methanex Corp. 5.65%, 12/1/2044	$100,000	$87,500
Monsanto Co.:
2.20%, 7/15/2022	100,000	95,343
3.95%, 4/15/2045	120,000	105,402
4.20%, 7/15/2034	270,000	257,858
4.40%, 7/15/2044	100,000	96,060
Mosaic Co. 4.25%, 11/15/2023 (a)	275,000	278,779
Potash Corp. of Saskatchewan, Inc.:
3.00%, 4/1/2025	100,000	94,156
3.63%, 3/15/2024	152,000	150,748
4.00%, 12/15/2026	200,000	201,858
5.88%, 12/1/2036	50,000	54,729
PPG Industries, Inc. 5.50%, 11/15/2040	100,000	114,215
Praxair, Inc.:
3.00%, 9/1/2021	250,000	255,000
3.20%, 1/30/2026	100,000	100,806
RPM International, Inc. 3.45%, 11/15/2022	100,000	98,853
Sherwin-Williams Co. 4.00%, 12/15/2042	88,000	79,753
Valspar Corp. 3.30%, 2/1/2025	100,000	95,987
Westlake Chemical Corp.:
3.60%, 8/15/2026 (d)	50,000	48,047
4.63%, 2/15/2021 (d)	150,000	157,243
5.00%, 8/15/2046 (d)	50,000	49,324

		5,608,741

COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc.:
2.25%, 9/15/2020	100,000	100,368
3.38%, 9/15/2025	50,000	51,109
Block Financial LLC 5.50%, 11/1/2022	100,000	105,293
Board of Trustees of The Leland Stanford Junior University:
3.46%, 5/1/2047	50,000	46,598
4.75%, 5/1/2019	10,000	10,650
Catholic Health Initiatives 4.35%, 11/1/2042	275,000	242,138
Cornell University 5.45%, 2/1/2019	100,000	107,497
Ecolab, Inc.:
2.70%, 11/1/2026 (a)	20,000	18,989
3.70%, 11/1/2046	25,000	22,607
Equifax, Inc.:
2.30%, 6/1/2021	200,000	195,746
3.25%, 6/1/2026	50,000	48,321
George Washington University:
Series 2014, 4.30%, 9/15/2044	50,000	48,858
Series 2016, 3.55%, 9/15/2046	50,000	42,864
Massachusetts Institute of Technology:
3.89%, 7/1/2116	40,000	34,192
5.60%, 7/1/2111	69,000	82,425
Mastercard, Inc. 3.38%, 4/1/2024	100,000	102,914

Moody’s Corp.:
2.75%, 7/15/2019	76,000	76,910
4.50%, 9/1/2022	115,000	122,967
4.88%, 2/15/2024	100,000	108,148
Northwestern University 3.87%, 12/1/2048	50,000	49,474
President and Fellows of Harvard College:
3.15%, 7/15/2046	100,000	89,666
3.30%, 7/15/2056 (a)	100,000	87,977
S&P Global, Inc.:
2.95%, 1/22/2027 (d)	100,000	93,523
3.30%, 8/14/2020	50,000	50,883
4.00%, 6/15/2025	125,000	128,250
4.40%, 2/15/2026	30,000	31,644
Total System Services, Inc. 2.38%, 6/1/2018	140,000	140,578
Trustees of Dartmouth College 3.47%, 6/1/2046	35,000	32,633
University of Southern California 3.03%, 10/1/2039	100,000	88,593
Verisk Analytics, Inc. 5.80%, 5/1/2021	100,000	110,523
Western Union Co. 6.20%, 11/17/2036 (a)	105,000	109,751

		2,582,089

CONSTRUCTION MATERIALS — 0.1%
CRH America, Inc. 5.75%, 1/15/2021	175,000	193,116
Johnson Controls International PLC:
4.25%, 3/1/2021	60,000	62,701
5.13%, 9/14/2045	200,000	215,152
6.00%, 1/15/2036	200,000	228,802
Lennox International, Inc. 3.00%, 11/15/2023	25,000	24,244
Martin Marietta Materials, Inc. 4.25%, 7/2/2024	30,000	30,190
Masco Corp. 4.38%, 4/1/2026	25,000	25,156
Owens Corning 4.20%, 12/15/2022	159,000	164,301
Vulcan Materials Co. 7.50%, 6/15/2021	150,000	176,625

		1,120,287

DISTRIBUTION & WHOLESALE — 0.0% (b)
WW Grainger, Inc.:
3.75%, 5/15/2046	100,000	94,068
4.60%, 6/15/2045	20,000	21,407

		115,475

DIVERSIFIED FINANCIAL SERVICES — 1.0%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust:
3.75%, 5/15/2019	225,000	228,938
3.95%, 2/1/2022	275,000	276,719
4.50%, 5/15/2021	225,000	233,156
4.63%, 10/30/2020	250,000	260,000
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	50,000	47,382

See accompanying notes to financial statements.

153

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Air Lease Corp.:
2.13%, 1/15/2018	$100,000	$99,892
3.38%, 1/15/2019 (a)	50,000	50,845
3.38%, 6/1/2021	35,000	35,408
3.75%, 2/1/2022	125,000	128,527
3.88%, 4/1/2021 (a)	75,000	77,315
American Express Co.:
1.55%, 5/22/2018	100,000	99,775
2.65%, 12/2/2022	119,000	117,067
4.05%, 12/3/2042	100,000	96,718
7.00%, 3/19/2018	100,000	106,183
8.13%, 5/20/2019	75,000	85,202
American Express Credit Corp.:
2.13%, 7/27/2018	75,000	75,417
2.25%, 5/5/2021	250,000	246,987
Series F, 2.60%, 9/14/2020	50,000	50,391
Series GMTN, 2.25%, 8/15/2019	100,000	100,402
Series MTN, 1.70%, 10/30/2019.	75,000	74,248
Series MTN, 1.80%, 7/31/2018	50,000	50,020
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	50,000	47,578
3.70%, 10/15/2024	150,000	153,176
AXA Financial, Inc. 7.00%, 4/1/2028	100,000	121,343
Bear Stearns Cos. LLC 7.25%, 2/1/2018	100,000	105,754
BGC Partners, Inc. 5.13%, 5/27/2021	50,000	51,346
BlackRock, Inc. 3.50%, 3/18/2024	225,000	232,157
Brookfield Finance, Inc. 4.25%, 6/2/2026	100,000	98,611
Capital One Bank USA NA:
3.38%, 2/15/2023	300,000	297,192
8.80%, 7/15/2019	100,000	114,297
Charles Schwab Corp.:
1.50%, 3/10/2018	50,000	50,022
3.00%, 3/10/2025	100,000	97,987
3.45%, 2/13/2026	35,000	35,351
4.45%, 7/22/2020	24,000	25,636
CME Group, Inc. 3.00%, 3/15/2025	203,000	201,626
Credit Suisse USA, Inc. 7.13%, 7/15/2032	250,000	330,035
Discover Financial Services 5.20%, 4/27/2022	100,000	106,875
Franklin Resources, Inc. 2.85%, 3/30/2025	100,000	97,082
GE Capital International Funding Co.:
2.34%, 11/15/2020	800,000	799,040
4.42%, 11/15/2035	410,000	431,459
General Electric Co.:
5.30%, 2/11/2021	136,000	150,578
Series A, 6.75%, 3/15/2032	219,000	292,755
Series GMTN, 3.10%, 1/9/2023	100,000	101,444
Series GMTN, 4.63%, 1/7/2021	100,000	108,425
Series GMTN, 5.63%, 5/1/2018	70,000	73,772
Series GMTN, 6.15%, 8/7/2037	280,000	361,007
Series GMTN, 6.88%, 1/10/2039	86,000	121,664

Series MTN, 5.88%, 1/14/2038	101,000	127,219
HSBC Finance Corp. 6.68%, 1/15/2021	200,000	224,922
Intercontinental Exchange, Inc. 2.50%, 10/15/2018	100,000	101,343
Invesco Finance PLC 3.75%, 1/15/2026	150,000	152,037
Jefferies Group LLC:
5.13%, 4/13/2018	275,000	283,976
6.25%, 1/15/2036	80,000	80,577
6.45%, 6/8/2027	20,000	21,826
Lazard Group LLC:
3.63%, 3/1/2027	50,000	47,672
3.75%, 2/13/2025	100,000	97,599
4.25%, 11/14/2020	18,000	18,814
Legg Mason, Inc.:
3.95%, 7/15/2024	100,000	100,373
4.75%, 3/15/2026	50,000	52,041
Mastercard, Inc.:
2.00%, 11/21/2021 (a)	100,000	98,744
2.95%, 11/21/2026	100,000	98,890
3.80%, 11/21/2046	100,000	97,552
Nasdaq, Inc. 5.55%, 1/15/2020	200,000	215,932
National Rural Utilities Cooperative Finance Corp.:
2.00%, 1/27/2020	200,000	198,092
2.30%, 11/1/2020	50,000	49,640
2.70%, 2/15/2023	50,000	49,448
2.85%, 1/27/2025	51,000	49,771
Series C, 8.00%, 3/1/2032	110,000	156,577
Series MTN, 1.50%, 11/1/2019	80,000	79,209
Nomura Holdings, Inc.:
6.70%, 3/4/2020	121,000	135,204
Series GMTN, 2.75%, 3/19/2019	150,000	151,233
OM Asset Management PLC 4.80%, 7/27/2026	50,000	47,786
Private Export Funding Corp. Series GG, 2.45%, 7/15/2024	200,000	195,030
Raymond James Financial, Inc. 5.63%, 4/1/2024	100,000	109,963
Stifel Financial Corp. 4.25%, 7/18/2024	50,000	49,556
Synchrony Financial:
2.60%, 1/15/2019	100,000	100,378
2.70%, 2/3/2020	10,000	9,971
3.70%, 8/4/2026	100,000	96,253
3.75%, 8/15/2021	200,000	205,130
4.50%, 7/23/2025	100,000	102,625
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	100,000	100,998
Visa, Inc.:
2.20%, 12/14/2020	157,000	157,008
2.80%, 12/14/2022	150,000	150,580
3.15%, 12/14/2025	250,000	251,355
4.15%, 12/14/2035	60,000	62,774
4.30%, 12/14/2045	430,000	454,493

		11,929,395

See accompanying notes to financial statements.

154

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

ELECTRIC — 1.9%
Alabama Power Co.:
4.30%, 1/2/2046	$50,000	$51,314
6.00%, 3/1/2039	100,000	123,934
Ameren Illinois Co. 4.15%, 3/15/2046	300,000	306,765
Appalachian Power Co.:
6.38%, 4/1/2036	70,000	86,144
7.00%, 4/1/2038	26,000	34,621
Arizona Public Service Co.:
3.15%, 5/15/2025	50,000	50,085
3.75%, 5/15/2046	100,000	93,601
5.50%, 9/1/2035	100,000	115,182
Baltimore Gas & Electric Co. 2.80%, 8/15/2022	200,000	199,730
Berkshire Hathaway Energy Co.:
3.75%, 11/15/2023 (a)	150,000	156,807
5.75%, 4/1/2018	200,000	210,116
6.13%, 4/1/2036	155,000	194,190
Black Hills Corp.:
3.15%, 1/15/2027	50,000	47,840
4.20%, 9/15/2046	50,000	47,584
4.25%, 11/30/2023	100,000	104,091
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022	100,000	97,473
4.50%, 4/1/2044	225,000	243,553
Series Z, 2.40%, 9/1/2026	50,000	46,887
Cleco Corporate Holdings LLC 3.74%, 5/1/2026 (d)	100,000	98,487
Cleco Power LLC 6.00%, 12/1/2040	100,000	121,191
CMS Energy Corp. 2.95%, 2/15/2027	50,000	47,398
Commonwealth Edison Co.:
2.55%, 6/15/2026	50,000	47,465
3.65%, 6/15/2046	50,000	46,802
4.35%, 11/15/2045	200,000	208,922
5.90%, 3/15/2036	100,000	122,833
Connecticut Light & Power Co.:
2.50%, 1/15/2023	150,000	146,161
6.35%, 6/1/2036	75,000	95,239
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	50,000	48,106
4.45%, 6/15/2020	100,000	106,791
4.45%, 3/15/2044	100,000	104,821
Series 09-C, 5.50%, 12/1/2039	125,000	145,678
Series 12-A, 4.20%, 3/15/2042	100,000	100,156
Series B, 2.90%, 12/1/2026	50,000	48,736
Series C, 4.30%, 12/1/2056	50,000	49,916
Consolidated Edison, Inc. 2.00%, 5/15/2021	65,000	63,421
Consumers Energy Co.:
3.25%, 8/15/2046	50,000	44,337
3.95%, 5/15/2043	100,000	99,954
4.35%, 8/31/2064	204,000	203,827
5.65%, 9/15/2018	100,000	106,467

Delmarva Power & Light Co.:
3.50%, 11/15/2023	100,000	102,849
4.15%, 5/15/2045	100,000	103,359
Dominion Resources, Inc.:
2.50%, 12/1/2019	132,000	133,160
2.96%, 7/1/2019 (e)	50,000	50,574
3.63%, 12/1/2024	100,000	100,679
3.90%, 10/1/2025	125,000	127,479
4.10%, 4/1/2021 (e)	80,000	83,250
6.40%, 6/15/2018	250,000	265,312
Series B, 1.60%, 8/15/2019	50,000	49,213
Series C, 2.00%, 8/15/2021	20,000	19,377
Series C, 4.90%, 8/1/2041	150,000	157,605
Series D, 2.85%, 8/15/2026	30,000	28,093
DTE Electric Co.:
2.65%, 6/15/2022	100,000	100,059
3.65%, 3/15/2024	50,000	51,970
3.70%, 6/1/2046	50,000	48,116
DTE Energy Co.:
1.50%, 10/1/2019	50,000	49,114
2.40%, 12/1/2019	50,000	50,198
2.85%, 10/1/2026	50,000	46,493
6.38%, 4/15/2033	150,000	182,922
Duke Energy Carolinas LLC:
2.95%, 12/1/2026	50,000	49,213
3.75%, 6/1/2045	100,000	94,875
4.00%, 9/30/2042	186,000	183,800
4.25%, 12/15/2041	300,000	306,516
5.30%, 2/15/2040	100,000	118,140
Series C, 7.00%, 11/15/2018	270,000	295,469
Duke Energy Corp.:
1.80%, 9/1/2021	50,000	48,072
2.65%, 9/1/2026	65,000	60,681
3.05%, 8/15/2022	39,000	39,222
3.75%, 4/15/2024	89,000	91,705
4.80%, 12/15/2045	100,000	105,466
Duke Energy Florida LLC 5.65%, 6/15/2018	175,000	184,942
Duke Energy Indiana, Inc. 6.12%, 10/15/2035	100,000	120,499
Duke Energy Progress LLC:
3.25%, 8/15/2025	50,000	50,745
4.20%, 8/15/2045	50,000	50,793
El Paso Electric Co. 5.00%, 12/1/2044	50,000	54,194
Emera US Finance L.P.:
2.15%, 6/15/2019 (d)	20,000	19,949
3.55%, 6/15/2026 (d)	65,000	63,954
4.75%, 6/15/2046 (d)	35,000	35,190
Enel Americas SA 4.00%, 10/25/2026	15,000	14,367
Enel Generacion Chile SA 4.25%, 4/15/2024	50,000	50,025
Entergy Arkansas, Inc. 3.50%, 4/1/2026	30,000	30,431
Entergy Corp.:
2.95%, 9/1/2026	30,000	28,129
5.13%, 9/15/2020	150,000	161,184

See accompanying notes to financial statements.

155

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Entergy Louisiana LLC:
2.40%, 10/1/2026	$50,000	$46,582
3.25%, 4/1/2028	200,000	196,192
4.95%, 1/15/2045	75,000	76,708
Entergy Mississippi, Inc. 2.85%, 6/1/2028	50,000	47,333
Entergy Texas, Inc. 7.13%, 2/1/2019	50,000	54,867
Eversource Energy 3.35%, 3/15/2026	50,000	49,258
Exelon Corp.:
2.45%, 4/15/2021	35,000	34,442
3.40%, 4/15/2026	150,000	146,662
4.45%, 4/15/2046	50,000	49,032
Exelon Generation Co. LLC:
2.95%, 1/15/2020	200,000	202,122
4.00%, 10/1/2020	200,000	207,766
5.60%, 6/15/2042 (a)	100,000	92,737
FirstEnergy Corp.:
Series A, 2.75%, 3/15/2018	40,000	40,291
Series B, 4.25%, 3/15/2023	55,000	56,933
Series C, 7.38%, 11/15/2031	95,000	121,890
Florida Power & Light Co.:
3.13%, 12/1/2025	100,000	101,060
4.05%, 6/1/2042	25,000	25,540
4.05%, 10/1/2044	200,000	204,838
5.69%, 3/1/2040	65,000	80,699
Fortis, Inc. 2.10%, 10/4/2021 (d)	65,000	62,757
Georgia Power Co.:
4.30%, 3/15/2042	275,000	277,857
5.40%, 6/1/2040	100,000	114,263
Series 10-C, 4.75%, 9/1/2040	100,000	105,174
Great Plains Energy, Inc. 4.85%, 6/1/2021	120,000	127,979
Iberdrola International B.V. 6.75%, 7/15/2036	125,000	153,115
Indiana Michigan Power Co.:
Series J, 3.20%, 3/15/2023	100,000	100,579
Series K, 4.55%, 3/15/2046	30,000	31,164
Interstate Power & Light Co.:
3.70%, 9/15/2046	50,000	46,348
6.25%, 7/15/2039	50,000	63,894
ITC Holdings Corp.:
3.25%, 6/30/2026	30,000	28,979
3.65%, 6/15/2024	25,000	25,072
Kansas City Power & Light Co. 3.65%, 8/15/2025	50,000	50,136
LG&E and KU Energy LLC 3.75%, 11/15/2020	100,000	103,564
MidAmerican Energy Co.:
3.50%, 10/15/2024	100,000	103,184
4.25%, 5/1/2046	70,000	72,347
4.80%, 9/15/2043	150,000	167,194
Nevada Power Co.:
5.45%, 5/15/2041	60,000	69,714
Series N, 6.65%, 4/1/2036	100,000	130,928
Series R, 6.75%, 7/1/2037	15,000	19,781

NextEra Energy Capital Holdings, Inc.:
1.65%, 9/1/2018	70,000	69,826
2.30%, 4/1/2019	15,000	15,075
2.40%, 9/15/2019	150,000	150,811
4.50%, 6/1/2021	200,000	213,888
NiSource Finance Corp.:
4.80%, 2/15/2044	50,000	52,388
5.45%, 9/15/2020	12,000	13,120
5.80%, 2/1/2042	135,000	157,078
6.40%, 3/15/2018	70,000	73,707
Northern States Power Co.:
4.85%, 8/15/2040	100,000	111,493
6.25%, 6/1/2036	150,000	194,374
NSTAR Electric Co. 2.70%, 6/1/2026	50,000	47,780
Oglethorpe Power Corp. 4.55%, 6/1/2044	200,000	199,334
Ohio Edison Co. 8.25%, 10/15/2038	25,000	35,924
Ohio Power Co.:
6.05%, 5/1/2018	100,000	105,288
Series G, 6.60%, 2/15/2033	45,000	55,239
Oklahoma Gas & Electric Co. 4.00%, 12/15/2044	100,000	97,868
Oncor Electric Delivery Co. LLC:
5.30%, 6/1/2042	30,000	35,326
6.80%, 9/1/2018	265,000	286,205
7.00%, 5/1/2032	140,000	190,028
Pacific Gas & Electric Co.:
3.25%, 6/15/2023	200,000	203,220
3.50%, 6/15/2025	95,000	97,384
4.00%, 12/1/2046	100,000	98,966
4.25%, 3/15/2046	50,000	50,890
4.50%, 12/15/2041	25,000	26,048
4.75%, 2/15/2044	100,000	109,316
6.05%, 3/1/2034	100,000	124,808
PacifiCorp:
3.85%, 6/15/2021	200,000	211,452
4.10%, 2/1/2042	50,000	50,304
PECO Energy Co. 4.15%, 10/1/2044	100,000	101,343
PG&E Corp. 2.40%, 3/1/2019	250,000	251,105
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	150,000	143,148
3.50%, 12/1/2022	200,000	204,124
PPL Electric Utilities Corp.:
2.50%, 9/1/2022	100,000	98,465
4.15%, 10/1/2045	100,000	100,999
5.20%, 7/15/2041	50,000	57,762
Progress Energy, Inc. 7.75%, 3/1/2031	455,000	623,541
PSEG Power LLC:
3.00%, 6/15/2021 (a)	100,000	100,024
5.13%, 4/15/2020	80,000	85,802
Public Service Co. of Colorado:
3.20%, 11/15/2020	100,000	102,950
3.55%, 6/15/2046	50,000	46,234

See accompanying notes to financial statements.

156

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Public Service Co. of New Mexico 3.85%, 8/1/2025	$50,000	$50,265
Public Service Co. of Oklahoma 4.40%, 2/1/2021	100,000	106,567
Public Service Electric & Gas Co.:
Series I, 1.80%, 6/1/2019	50,000	49,793
Series K, 4.05%, 5/1/2045	100,000	101,684
Series MTN, 1.90%, 3/15/2021	25,000	24,492
Series MTN, 2.25%, 9/15/2026	50,000	46,415
Series MTN, 2.38%, 5/15/2023	150,000	146,250
Series MTN, 3.80%, 3/1/2046	50,000	48,919
Series MTN, 3.95%, 5/1/2042	25,000	24,977
Series MTN, 4.15%, 11/1/2045	100,000	103,156
Puget Energy, Inc.:
3.65%, 5/15/2025	50,000	49,083
6.00%, 9/1/2021	100,000	112,046
Puget Sound Energy, Inc.:
5.64%, 4/15/2041	106,000	126,442
7.02%, 12/1/2027	100,000	127,665
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	50,000	47,628
4.30%, 4/1/2042	200,000	208,830
Series FFF, 6.13%, 9/15/2037	115,000	147,637
Sierra Pacific Power Co. 2.60%, 5/1/2026	200,000	190,502
South Carolina Electric & Gas Co.:
4.10%, 6/15/2046	50,000	49,579
4.35%, 2/1/2042	200,000	203,488
4.50%, 6/1/2064	35,000	34,327
5.45%, 2/1/2041	100,000	116,204
Southern California Edison Co.:
3.88%, 6/1/2021	70,000	73,967
5.50%, 3/15/2040	450,000	540,679
Southern Co.:
1.55%, 7/1/2018	65,000	64,731
1.85%, 7/1/2019	70,000	69,620
2.35%, 7/1/2021	150,000	147,240
2.75%, 6/15/2020	50,000	50,335
2.95%, 7/1/2023	50,000	49,261
4.25%, 7/1/2036	60,000	59,644
4.40%, 7/1/2046	150,000	148,825
Series B, 3 month USD LIBOR + 3.630%, 5.50%, 3/15/2057 (c)	100,000	100,914
Southern Power Co.:
4.15%, 12/1/2025	100,000	103,375
Series D, 1.95%, 12/15/2019	50,000	49,537
Series E, 2.50%, 12/15/2021	50,000	48,875
Series F, 4.95%, 12/15/2046	50,000	48,313
Southwestern Electric Power Co.:
6.45%, 1/15/2019	100,000	108,247
Series J, 3.90%, 4/1/2045	100,000	92,294
Series K, 2.75%, 10/1/2026	100,000	94,416
Southwestern Public Service Co.:
3.30%, 6/15/2024	50,000	50,700
6.00%, 10/1/2036	100,000	118,570
Tampa Electric Co.:
2.60%, 9/15/2022	100,000	96,308
4.10%, 6/15/2042	75,000	72,658
6.10%, 5/15/2018	100,000	105,781

Tri-State Generation & Transmission Association, Inc. 4.25%, 6/1/2046	50,000	48,415
Tucson Electric Power Co. 3.05%, 3/15/2025	150,000	140,657
Union Electric Co. 3.65%, 4/15/2045	60,000	56,798
Virginia Electric & Power Co.:
2.75%, 3/15/2023	100,000	98,922
5.40%, 4/30/2018	100,000	104,871
Series A, 3.15%, 1/15/2026	105,000	104,148
Series B, 2.95%, 11/15/2026	50,000	48,697
Series C, 4.00%, 11/15/2046	20,000	19,927
Westar Energy, Inc.:
3.25%, 12/1/2025	150,000	149,559
4.10%, 4/1/2043	100,000	98,689
Western Massachusetts Electric Co. 3.50%, 9/15/2021	150,000	152,733
Wisconsin Electric Power Co.:
2.95%, 9/15/2021	250,000	254,750
4.30%, 12/15/2045	100,000	103,409
Wisconsin Power & Light Co. 6.38%, 8/15/2037	100,000	128,554
Xcel Energy, Inc.:
2.40%, 3/15/2021	100,000	99,284
3.35%, 12/1/2026	100,000	99,945
4.70%, 5/15/2020	100,000	105,959

		23,181,182

ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (b)
Emerson Electric Co.:
2.63%, 2/15/2023	250,000	247,472
4.88%, 10/15/2019 (a)	100,000	107,857
Hubbell, Inc. 3.35%, 3/1/2026	50,000	49,477

		404,806

ELECTRONICS — 0.2%
Agilent Technologies, Inc. 5.00%, 7/15/2020	200,000	215,196
Arrow Electronics, Inc. 3.00%, 3/1/2018	75,000	75,772
Avnet, Inc.:
3.75%, 12/1/2021	550,000	554,191
4.63%, 4/15/2026 (a)	25,000	24,560
4.88%, 12/1/2022	125,000	129,669
Corning, Inc. 4.70%, 3/15/2037	100,000	99,070
Flex, Ltd. 4.75%, 6/15/2025	50,000	52,604
FLIR Systems, Inc. 3.13%, 6/15/2021	25,000	25,034
Fortive Corp.:
1.80%, 6/15/2019 (d)	25,000	24,770
2.35%, 6/15/2021 (d)	50,000	49,197
3.15%, 6/15/2026 (d)	50,000	49,273
4.30%, 6/15/2046 (d)	25,000	24,848
Honeywell International, Inc.:
1.40%, 10/30/2019	100,000	99,099
1.85%, 11/1/2021	100,000	97,712

See accompanying notes to financial statements.

157

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

4.25%, 3/1/2021	$50,000	$53,980
Series 30, 5.38%, 3/1/2041	100,000	122,210
Jabil Circuit, Inc. 8.25%, 3/15/2018	100,000	107,250
Keysight Technologies, Inc. 3.30%, 10/30/2019	150,000	152,167
Koninklijke Philips NV:
3.75%, 3/15/2022	200,000	208,578
6.88%, 3/11/2038	100,000	123,782
Thermo Fisher Scientific, Inc. 3.15%, 1/15/2023	115,000	114,717

		2,403,679

ENGINEERING & CONSTRUCTION — 0.0% (b)
ABB Finance USA, Inc.:
2.88%, 5/8/2022	162,000	163,050
4.38%, 5/8/2042	206,000	215,906
Fluor Corp. 3.38%, 9/15/2021	80,000	81,700

		460,656

ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
2.90%, 7/1/2026	55,000	52,572
4.75%, 5/15/2023	250,000	272,412
5.00%, 3/1/2020	100,000	107,741
Waste Management, Inc.:
2.40%, 5/15/2023	100,000	97,083
3.50%, 5/15/2024	150,000	154,701
4.10%, 3/1/2045 (a)	200,000	199,736

		884,245

FOOD — 0.4%
Campbell Soup Co.:
3.30%, 3/19/2025	50,000	50,106
3.80%, 8/2/2042	50,000	45,338
Conagra Brands, Inc. 3.20%, 1/25/2023	187,000	186,518
Flowers Foods, Inc. 4.38%, 4/1/2022 (a)	250,000	263,178
General Mills, Inc. 3.15%, 12/15/2021	200,000	204,060
Hershey Co.:
2.30%, 8/15/2026	50,000	46,535
2.63%, 5/1/2023	100,000	98,326
3.38%, 8/15/2046 (a)	50,000	44,364
Ingredion, Inc. 4.63%, 11/1/2020	100,000	106,834
JM Smucker Co.:
3.50%, 3/15/2025	100,000	100,754
4.25%, 3/15/2035	100,000	101,510
4.38%, 3/15/2045	25,000	24,737
Kellogg Co.:
3.13%, 5/17/2022	100,000	100,502
3.25%, 5/21/2018	65,000	66,307
3.25%, 4/1/2026	30,000	29,323
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	30,000	33,478
Kraft Heinz Foods Co.:
2.00%, 7/2/2018	155,000	155,081

2.80%, 7/2/2020	200,000	201,410
3.00%, 6/1/2026	80,000	75,047
3.50%, 6/6/2022	263,000	267,366
3.50%, 7/15/2022	200,000	203,016
4.38%, 6/1/2046	85,000	80,543
5.00%, 7/15/2035	20,000	20,995
5.00%, 6/4/2042	225,000	231,566
5.20%, 7/15/2045	95,000	100,271
6.13%, 8/23/2018	100,000	106,525
Kroger Co.:
2.65%, 10/15/2026	100,000	92,916
3.88%, 10/15/2046	25,000	22,910
5.40%, 7/15/2040	250,000	275,900
6.15%, 1/15/2020	100,000	110,590
6.90%, 4/15/2038	26,000	33,504
8.00%, 9/15/2029	49,000	66,108
Series GMTN, 1.50%, 9/30/2019	30,000	29,546
McCormick & Co., Inc. 3.25%, 11/15/2025	35,000	34,766
Sysco Corp.:
1.90%, 4/1/2019	30,000	29,892
2.50%, 7/15/2021	70,000	69,386
2.60%, 10/1/2020	50,000	50,180
2.60%, 6/12/2022	150,000	147,331
3.30%, 7/15/2026	50,000	49,055
3.75%, 10/1/2025	25,000	25,286
4.50%, 4/1/2046	50,000	50,831
4.85%, 10/1/2045	35,000	36,877
Tyson Foods, Inc.:
3.95%, 8/15/2024	320,000	326,800
4.88%, 8/15/2034	50,000	50,937
5.15%, 8/15/2044	200,000	205,000
Unilever Capital Corp.:
1.38%, 7/28/2021	100,000	95,976
2.00%, 7/28/2026	100,000	91,457
4.25%, 2/10/2021	150,000	161,058
5.90%, 11/15/2032	101,000	131,205
Whole Foods Market, Inc. 5.20%, 12/3/2025	50,000	53,001

		5,184,202

FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA 7.25%, 7/29/2019	250,000	276,457
Domtar Corp. 6.25%, 9/1/2042	100,000	97,814
Georgia-Pacific LLC 7.25%, 6/1/2028	190,000	242,347
International Paper Co.:
3.00%, 2/15/2027	100,000	94,328
4.40%, 8/15/2047	100,000	94,858
5.15%, 5/15/2046	150,000	157,261
6.00%, 11/15/2041	20,000	22,526
7.50%, 8/15/2021	250,000	298,158
Weyerhaeuser Co. 3.25%, 3/15/2023	100,000	96,280

		1,380,029

See accompanying notes to financial statements.

158

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

GAS — 0.1%
Atmos Energy Corp. 4.13%, 10/15/2044	$130,000	$129,739
National Fuel Gas Co.:
3.75%, 3/1/2023	63,000	61,499
5.20%, 7/15/2025	50,000	51,163
ONE Gas, Inc. 2.07%, 2/1/2019	195,000	195,213
Piedmont Natural Gas Co., Inc. 3.64%, 11/1/2046	50,000	44,336
Sempra Energy:
1.63%, 10/7/2019	70,000	69,042
2.85%, 11/15/2020	50,000	50,162
2.88%, 10/1/2022	15,000	14,850
3.75%, 11/15/2025	50,000	50,650
6.00%, 10/15/2039	150,000	178,917
Southern California Gas Co. 2.60%, 6/15/2026	50,000	48,008
Southern Co. Gas Capital Corp. 2.45%, 10/1/2023	150,000	143,625
Southwest Gas Corp. 3.80%, 9/29/2046	100,000	91,179

		1,128,383

HAND & MACHINE TOOLS — 0.0% (b)
Snap-on, Inc. 4.25%, 1/15/2018	100,000	102,760
Stanley Black & Decker, Inc.:
1.62%, 11/17/2018	50,000	49,688
2.45%, 11/17/2018	100,000	101,174
3.40%, 12/1/2021	60,000	61,876

		315,498

HEALTH CARE PRODUCTS — 0.5%
Abbott Laboratories:
2.90%, 11/30/2021 (a)	250,000	249,107
3.40%, 11/30/2023	150,000	148,953
3.75%, 11/30/2026	250,000	248,657
4.75%, 11/30/2036	150,000	152,524
4.90%, 11/30/2046	200,000	204,868
Baxter International, Inc.:
1.70%, 8/15/2021	50,000	48,019
2.60%, 8/15/2026	50,000	46,131
3.50%, 8/15/2046	50,000	42,023
Becton Dickinson and Co.:
2.68%, 12/15/2019	248,000	251,380
3.30%, 3/1/2023	50,000	50,202
3.73%, 12/15/2024	119,000	121,660
4.88%, 5/15/2044	100,000	104,807
5.00%, 11/12/2040	100,000	104,895
Boston Scientific Corp. 2.65%, 10/1/2018	200,000	202,352
Covidien International Finance SA 4.20%, 6/15/2020	200,000	212,296
CR Bard, Inc.:
1.38%, 1/15/2018	100,000	99,628
3.00%, 5/15/2026	100,000	95,451
Danaher Corp.:
1.65%, 9/15/2018	35,000	35,019
3.35%, 9/15/2025	65,000	66,730

4.38%, 9/15/2045	60,000	62,942
Life Technologies Corp. 6.00%, 3/1/2020	150,000	164,067
Medtronic, Inc.:
1.38%, 4/1/2018	200,000	199,622
2.50%, 3/15/2020 (a)	100,000	100,851
3.13%, 3/15/2022	230,000	234,294
3.15%, 3/15/2022	411,000	420,042
3.50%, 3/15/2025	300,000	308,394
4.63%, 3/15/2045	100,000	108,689
St Jude Medical, Inc.:
2.80%, 9/15/2020	50,000	50,065
3.25%, 4/15/2023	150,000	148,842
3.88%, 9/15/2025	40,000	40,241
Stryker Corp.:
1.30%, 4/1/2018	100,000	99,601
2.00%, 3/8/2019	30,000	30,023
2.63%, 3/15/2021	50,000	50,063
3.38%, 11/1/2025	50,000	49,714
3.50%, 3/15/2026 (a)	25,000	25,180
4.10%, 4/1/2043	200,000	186,986
4.63%, 3/15/2046	130,000	132,305
Thermo Fisher Scientific, Inc.:
2.15%, 12/14/2018	60,000	60,268
2.95%, 9/19/2026	165,000	155,811
3.00%, 4/15/2023	145,000	142,625
3.65%, 12/15/2025	100,000	99,946
Zimmer Biomet Holdings, Inc.:
2.00%, 4/1/2018	150,000	150,175
2.70%, 4/1/2020	325,000	325,019
3.55%, 4/1/2025	70,000	68,250
4.25%, 8/15/2035	11,000	10,320
4.63%, 11/30/2019	100,000	105,814

		6,014,851

HEALTH CARE SERVICES — 0.5%
Aetna, Inc.:
1.70%, 6/7/2018	30,000	29,971
1.90%, 6/7/2019	70,000	69,822
2.20%, 3/15/2019	100,000	100,328
2.40%, 6/15/2021	80,000	79,558
2.80%, 6/15/2023	55,000	54,127
3.20%, 6/15/2026	110,000	108,747
3.95%, 9/1/2020	150,000	157,125
4.25%, 6/15/2036	60,000	60,211
4.38%, 6/15/2046	80,000	80,656
4.50%, 5/15/2042	141,000	142,143
6.63%, 6/15/2036	149,000	188,978
Anthem, Inc.:
1.88%, 1/15/2018	250,000	250,130
3.30%, 1/15/2023	250,000	249,568
4.63%, 5/15/2042	145,000	145,631
4.65%, 1/15/2043	100,000	100,291
5.95%, 12/15/2034	68,000	77,232
Ascension Health 3.95%, 11/15/2046 (a)	65,000	61,737
Baylor Scott & White Holdings:
3.97%, 11/15/2046 (a)	50,000	46,883
4.19%, 11/15/2045	65,000	63,272

See accompanying notes to financial statements.

159

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Cigna Corp.:
3.25%, 4/15/2025	$50,000	$48,737
4.00%, 2/15/2022	50,000	52,088
4.50%, 3/15/2021	200,000	212,324
5.38%, 2/15/2042	70,000	77,800
5.88%, 3/15/2041	75,000	86,451
Coventry Health Care, Inc. 5.45%, 6/15/2021	100,000	110,588
Howard Hughes Medical Institute 3.50%, 9/1/2023	50,000	52,103
Humana, Inc.:
3.85%, 10/1/2024	175,000	178,780
4.63%, 12/1/2042	180,000	176,400
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	35,000	33,282
Laboratory Corp. of America Holdings:
2.63%, 2/1/2020	16,000	16,031
4.63%, 11/15/2020	10,000	10,640
Mayo Clinic 4.13%, 11/15/2052	50,000	48,929
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055.	64,000	62,444
New York and Presbyterian Hospital:
4.02%, 8/1/2045	25,000	24,508
4.76%, 8/1/2116 (a)	50,000	47,350
Northwell Healthcare, Inc. 3.98%, 11/1/2046	100,000	91,995
Premier Health Partners Series G, 2.91%, 11/15/2026	100,000	92,318
Providence St. Joseph Health Obligated Group:
Series H, 2.75%, 10/1/2026	50,000	47,118
Series I, 3.74%, 10/1/2047	50,000	46,348
Quest Diagnostics, Inc. 2.70%, 4/1/2019	230,000	232,334
RWJ Barnabas Health, Inc. 3.95%, 7/1/2046	50,000	46,210
UnitedHealth Group, Inc.:
1.70%, 2/15/2019	100,000	99,707
1.90%, 7/16/2018	230,000	230,796
2.13%, 3/15/2021	100,000	98,624
2.70%, 7/15/2020	60,000	60,881
3.10%, 3/15/2026	100,000	98,586
3.45%, 1/15/2027	50,000	50,846
3.75%, 7/15/2025	200,000	207,476
3.88%, 10/15/2020	100,000	105,208
4.20%, 1/15/2047	25,000	25,470
4.63%, 11/15/2041	230,000	243,846
4.75%, 7/15/2045	101,000	111,934
5.95%, 2/15/2041	20,000	24,963
6.00%, 2/15/2018	200,000	209,674
6.88%, 2/15/2038	206,000	280,994

		5,710,193

HOLDING COMPANIES-DIVERS — 0.0% (b)
Leucadia National Corp. 5.50%, 10/18/2023	100,000	105,000

MUFG Americas Holdings Corp. 2.25%, 2/10/2020	322,000	318,786

		423,786

HOME BUILDERS — 0.0% (b)
DR Horton, Inc.:
3.75%, 3/1/2019	60,000	61,163
4.00%, 2/15/2020	80,000	82,200

		143,363

HOME FURNISHINGS — 0.0% (b)
Whirlpool Corp.:
3.70%, 5/1/2025	100,000	100,916
4.00%, 3/1/2024	60,000	62,226
4.50%, 6/1/2046	35,000	34,171

		197,313

HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
Series MTN, 1.95%, 2/1/2023	100,000	95,996
Series MTN, 4.00%, 8/15/2045	100,000	103,154
Estee Lauder Cos., Inc.:
1.70%, 5/10/2021	200,000	194,686
3.70%, 8/15/2042	100,000	92,645
Procter & Gamble Co.:
1.70%, 11/3/2021	50,000	49,068
1.85%, 2/2/2021	50,000	49,536
2.30%, 2/6/2022	189,000	188,796
2.45%, 11/3/2026 (a)	50,000	47,886
2.70%, 2/2/2026	50,000	49,031
5.55%, 3/5/2037	135,000	175,829

		1,046,627

HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc. 2.45%, 12/15/2019	50,000	50,130
Clorox Co. 3.50%, 12/15/2024	116,000	117,697
Kimberly-Clark Corp.:
1.40%, 2/15/2019	35,000	34,788
2.15%, 8/15/2020	50,000	49,980
2.40%, 3/1/2022	100,000	99,008
2.75%, 2/15/2026	50,000	48,716
3.20%, 7/30/2046 (a)	75,000	65,464
5.30%, 3/1/2041	45,000	53,949
6.63%, 8/1/2037	100,000	137,353

		657,085

HOUSEWARES — 0.1%
Newell Brands, Inc.:
2.60%, 3/29/2019	45,000	45,495
2.88%, 12/1/2019	100,000	101,407
3.15%, 4/1/2021	350,000	356,510
3.85%, 4/1/2023	60,000	62,066
3.90%, 11/1/2025	50,000	50,645
4.20%, 4/1/2026	75,000	78,238
5.38%, 4/1/2036	30,000	33,872
5.50%, 4/1/2046	40,000	46,184

		774,417

See accompanying notes to financial statements.

160

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

INSURANCE — 0.9%
AEGON Funding Co. LLC 5.75%, 12/15/2020	$8,000	$8,838
Aflac, Inc. 3.63%, 11/15/2024	300,000	307,371
Alleghany Corp. 4.90%, 9/15/2044	125,000	119,390
Allied World Assurance Co. Holdings, Ltd. 5.50%, 11/15/2020	100,000	108,685
Allstate Corp.:
3.28%, 12/15/2026	200,000	200,856
4.20%, 12/15/2046	100,000	102,468
5.95%, 4/1/2036	165,000	201,569
7.45%, 5/16/2019	50,000	55,817
American Financial Group, Inc. 3.50%, 8/15/2026	50,000	47,942
American International Group, Inc.:
3.30%, 3/1/2021	140,000	143,244
3.38%, 8/15/2020	8,000	8,228
3.75%, 7/10/2025	35,000	35,200
3.90%, 4/1/2026	200,000	203,204
4.38%, 1/15/2055	225,000	207,400
4.50%, 7/16/2044	150,000	148,345
4.70%, 7/10/2035	50,000	51,775
4.88%, 6/1/2022	100,000	109,166
Series MTN, 5.85%, 1/16/2018	100,000	104,210
Aon Corp. 5.00%, 9/30/2020	22,000	23,654
Aon PLC:
2.80%, 3/15/2021	50,000	50,010
3.50%, 6/14/2024	100,000	100,218
4.00%, 11/27/2023	100,000	103,263
4.25%, 12/12/2042	50,000	46,592
4.60%, 6/14/2044	50,000	49,390
Arch Capital Finance LLC:
4.01%, 12/15/2026	100,000	101,608
5.03%, 12/15/2046 (a)	100,000	105,809
Arch Capital Group US, Inc. 5.14%, 11/1/2043	50,000	51,716
Assurant, Inc. 4.00%, 3/15/2023	100,000	100,368
AXA SA 8.60%, 12/15/2030	100,000	137,668
Berkshire Hathaway Finance Corp.:
1.30%, 8/15/2019	105,000	103,660
2.00%, 8/15/2018	100,000	100,802
4.30%, 5/15/2043	50,000	51,819
5.40%, 5/15/2018	100,000	105,100
Berkshire Hathaway, Inc.:
1.15%, 8/15/2018	70,000	69,606
2.20%, 3/15/2021	55,000	54,806
3.13%, 3/15/2026	380,000	377,279
3.75%, 8/15/2021 (a)	100,000	105,799
Chubb Corp.:
5.75%, 5/15/2018	100,000	105,471
6.00%, 5/11/2037	100,000	124,443
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023	100,000	98,964

5.80%, 3/15/2018	400,000	419,500
Cincinnati Financial Corp. 6.13%, 11/1/2034	100,000	116,391
CNA Financial Corp.:
4.50%, 3/1/2026	50,000	52,344
5.88%, 8/15/2020	8,000	8,798
7.35%, 11/15/2019	100,000	113,088
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	50,000	50,127
Hartford Financial Services Group, Inc.:
5.50%, 3/30/2020	10,000	10,895
6.63%, 3/30/2040	100,000	122,713
Horace Mann Educators Corp. 4.50%, 12/1/2025	50,000	49,457
Lincoln National Corp.:
3.35%, 3/9/2025	50,000	49,473
3.63%, 12/12/2026	200,000	199,842
4.00%, 9/1/2023	100,000	103,886
6.30%, 10/9/2037	100,000	118,790
Loews Corp. 4.13%, 5/15/2043	200,000	191,158
Manulife Financial Corp.:
4.15%, 3/4/2026	50,000	52,071
4.90%, 9/17/2020	18,000	19,287
5.38%, 3/4/2046	50,000	57,596
Markel Corp.:
3.63%, 3/30/2023	100,000	100,228
5.00%, 4/5/2046	50,000	50,356
Marsh & McLennan Cos., Inc.:
2.35%, 3/6/2020	8,000	7,950
3.30%, 3/14/2023	100,000	101,257
3.50%, 6/3/2024	75,000	76,231
3.50%, 3/10/2025	75,000	75,629
3.75%, 3/14/2026	112,000	114,427
MetLife, Inc.:
3.60%, 11/13/2025	100,000	101,818
4.60%, 5/13/2046	100,000	105,595
4.88%, 11/13/2043	150,000	162,690
5.70%, 6/15/2035	155,000	184,188
5.88%, 2/6/2041	250,000	303,055
6.40%, 12/15/2066	100,000	107,930
7.72%, 2/15/2019	150,000	167,592
Series D, 4.37%, 9/15/2023	100,000	107,375
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	100,000	104,500
Old Republic International Corp. 4.88%, 10/1/2024	100,000	103,842
Principal Financial Group, Inc. 3.40%, 5/15/2025	50,000	49,680
Progressive Corp. 4.35%, 4/25/2044	200,000	205,604
Prudential Financial, Inc.:
Series MTN, 2.30%, 8/15/2018	177,000	178,460
Series MTN, 4.50%, 11/15/2020	10,000	10,679
Series MTN, 4.50%, 11/16/2021 (a)	650,000	701,935
Series MTN, 5.38%, 6/21/2020	12,000	13,107
Series MTN, 5.80%, 11/16/2041	50,000	59,042

See accompanying notes to financial statements.

161

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Reinsurance Group of America, Inc. 3.95%, 9/15/2026	$60,000	$59,469
StanCorp Financial Group, Inc. 5.00%, 8/15/2022	100,000	104,839
Symetra Financial Corp. 4.25%, 7/15/2024	100,000	97,478
Travelers Cos., Inc.:
3.75%, 5/15/2046	50,000	47,397
3.90%, 11/1/2020	116,000	122,473
Trinity Acquisition PLC:
3.50%, 9/15/2021	50,000	50,403
4.40%, 3/15/2026	100,000	101,094
6.13%, 8/15/2043	100,000	106,966
Unum Group:
4.00%, 3/15/2024	100,000	99,893
5.75%, 8/15/2042	50,000	53,555
Voya Financial, Inc.:
2.90%, 2/15/2018	77,000	77,866
3.65%, 6/15/2026	50,000	48,938
4.80%, 6/15/2046	30,000	29,269
5.70%, 7/15/2043	100,000	109,686
WR Berkley Corp.:
4.63%, 3/15/2022	50,000	53,184
4.75%, 8/1/2044	150,000	147,751
XLIT, Ltd.:
4.45%, 3/31/2025	130,000	128,116
5.75%, 10/1/2021	100,000	110,612

		10,809,328

INTERNET — 0.2%
Alibaba Group Holding, Ltd.:
2.50%, 11/28/2019	300,000	301,206
3.13%, 11/28/2021	100,000	100,176
3.60%, 11/28/2024	117,000	116,016
Alphabet, Inc.:
2.00%, 8/15/2026 (a)	200,000	183,256
3.63%, 5/19/2021	100,000	106,145
Amazon.com, Inc.:
3.30%, 12/5/2021	100,000	103,520
4.80%, 12/5/2034	150,000	165,308
4.95%, 12/5/2044	125,000	142,397
Baidu, Inc. 3.50%, 11/28/2022	200,000	200,306
eBay, Inc.:
2.20%, 8/1/2019	50,000	49,968
2.50%, 3/9/2018	25,000	25,220
2.60%, 7/15/2022	100,000	96,878
3.80%, 3/9/2022	50,000	51,591
4.00%, 7/15/2042	200,000	167,138
Expedia, Inc. 4.50%, 8/15/2024	200,000	202,852
JD.com, Inc. 3.88%, 4/29/2026	200,000	191,560
Priceline Group, Inc. 3.60%, 6/1/2026	100,000	98,751
Symantec Corp. 4.20%, 9/15/2020	51,000	52,273

		2,354,561

INVESTMENT COMPANY SECURITY — 0.0% (b)
Ares Capital Corp.:
3.63%, 1/19/2022	100,000	96,901
3.88%, 1/15/2020	44,000	44,500
FS Investment Corp.:
4.25%, 1/15/2020	60,000	60,289
4.75%, 5/15/2022	100,000	101,167

		302,857

IRON/STEEL — 0.1%
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (a)	400,000	394,000
5.63%, 9/15/2019	50,000	52,813
6.25%, 8/10/2026 (a)	100,000	104,250
6.88%, 11/21/2036 (a)	180,000	177,750
6.88%, 11/10/2039 (a)	165,000	161,287
Worthington Industries, Inc. 4.55%, 4/15/2026	20,000	19,578

		909,678

IT SERVICES — 0.6%
Apple, Inc.:
1.00%, 5/3/2018	150,000	149,392
1.30%, 2/23/2018	25,000	25,013
1.55%, 8/4/2021	200,000	193,150
1.70%, 2/22/2019	185,000	185,320
2.00%, 5/6/2020	150,000	150,036
2.10%, 5/6/2019	296,000	298,842
2.25%, 2/23/2021	100,000	99,901
2.40%, 5/3/2023	175,000	170,637
2.45%, 8/4/2026	200,000	187,756
2.50%, 2/9/2025	150,000	143,944
2.70%, 5/13/2022	115,000	115,545
2.85%, 5/6/2021	250,000	255,518
2.85%, 2/23/2023	100,000	100,360
3.20%, 5/13/2025	200,000	201,520
3.25%, 2/23/2026	305,000	305,677
3.45%, 5/6/2024	250,000	257,635
3.85%, 5/4/2043	225,000	214,184
3.85%, 8/4/2046	165,000	158,055
4.38%, 5/13/2045	65,000	66,983
4.65%, 2/23/2046	120,000	129,822
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48%, 6/1/2019 (d)	285,000	290,748
4.42%, 6/15/2021 (d)	600,000	619,194
5.45%, 6/15/2023 (d)	100,000	106,114
6.02%, 6/15/2026 (d)	25,000	27,093
8.10%, 7/15/2036 (d)	165,000	197,215
8.35%, 7/15/2046 (d)	70,000	86,841
Hewlett Packard Enterprise Co.:
3.60%, 10/15/2020	100,000	102,075
4.40%, 10/15/2022	100,000	104,613
4.90%, 10/15/2025 (a)	150,000	154,362
6.20%, 10/15/2035 (a)	115,000	118,051
6.35%, 10/15/2045	100,000	101,700
HP Enterprise Services LLC 7.45%, 10/15/2029	165,000	197,470
HP, Inc.:
4.05%, 9/15/2022	122,000	126,215

See accompanying notes to financial statements.

162

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

4.30%, 6/1/2021	$100,000	$104,810
4.65%, 12/9/2021 (a)	203,000	216,583
International Business Machines Corp.:
1.13%, 2/6/2018	150,000	149,653
1.80%, 5/17/2019	100,000	100,108
1.95%, 2/12/2019	50,000	50,260
2.25%, 2/19/2021	100,000	99,826
3.45%, 2/19/2026 (a)	150,000	153,101
3.63%, 2/12/2024	175,000	181,972
4.00%, 6/20/2042 (a)	100,000	99,978
5.88%, 11/29/2032	170,000	213,574
6.22%, 8/1/2027	200,000	249,592
7.00%, 10/30/2025	100,000	128,473
NetApp, Inc. 3.38%, 6/15/2021 (a)	50,000	50,566
Seagate HDD Cayman:
3.75%, 11/15/2018 (a)	200,000	205,076
5.75%, 12/1/2034	125,000	106,678

		7,751,231

LEISURE TIME — 0.0% (b)
Carnival Corp. 3.95%, 10/15/2020	67,000	70,445
Harley-Davidson, Inc.:
3.50%, 7/28/2025	50,000	50,055
4.63%, 7/28/2045	50,000	49,231

		169,731

LODGING — 0.0% (b)
Hyatt Hotels Corp. 4.85%, 3/15/2026	25,000	26,307
Marriott International, Inc.:
3.13%, 2/15/2023	178,000	173,765
3.38%, 10/15/2020	125,000	128,198
3.75%, 10/1/2025	150,000	149,844

		478,114

MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
Series GMTN, 1.50%, 2/23/2018	50,000	49,979
Series GMTN, 1.70%, 6/16/2018	100,000	100,029
Series MTN, 1.35%, 5/18/2019	200,000	197,154
Series MTN, 2.00%, 3/5/2020	210,000	207,936
Series MTN, 2.50%, 11/13/2020	50,000	49,962
Series MTN, 3.30%, 6/9/2024 (a)	100,000	101,235
Series MTN, 7.15%, 2/15/2019	180,000	199,089
Caterpillar, Inc.:
2.60%, 6/26/2022	140,000	139,072
3.80%, 8/15/2042	100,000	96,625
6.05%, 8/15/2036	165,000	206,788

		1,347,869

MACHINERY-DIVERSIFIED — 0.2%
Cummins, Inc. 4.88%, 10/1/2043 (a)	100,000	111,462
Deere & Co.:
2.60%, 6/8/2022	201,000	199,649
3.90%, 6/9/2042	150,000	150,930
5.38%, 10/16/2029	75,000	89,876

Flowserve Corp. 4.00%, 11/15/2023	43,000	44,033
John Deere Capital Corp.:
Series MTN, 1.35%, 1/16/2018	100,000	99,867
Series MTN, 1.60%, 7/13/2018	100,000	99,949
Series MTN, 1.95%, 12/13/2018	133,000	133,652
Series MTN, 2.05%, 3/10/2020	122,000	120,954
Series MTN, 2.38%, 7/14/2020	150,000	150,095
Series MTN, 2.80%, 3/4/2021	150,000	151,634
Series MTN, 2.80%, 3/6/2023	50,000	49,833
Rockwell Automation, Inc. 2.88%, 3/1/2025	100,000	97,894
Roper Technologies, Inc.:
2.05%, 10/1/2018	100,000	100,238
2.80%, 12/15/2021	150,000	150,237
3.00%, 12/15/2020	50,000	50,610
3.80%, 12/15/2026	155,000	156,490
3.85%, 12/15/2025	25,000	25,268
Wabtec Corp. 3.45%, 11/15/2026 (d)	50,000	47,970
Xylem, Inc.:
3.25%, 11/1/2026	55,000	53,510
4.38%, 11/1/2046 (a)	25,000	24,731

		2,108,882

MEDIA — 1.0%
21st Century Fox America, Inc.:
3.38%, 11/15/2026 (d)	30,000	29,450
3.70%, 9/15/2024 (a)	112,000	113,565
3.70%, 10/15/2025	20,000	20,250
4.50%, 2/15/2021	150,000	160,136
4.75%, 9/15/2044	100,000	99,936
4.75%, 11/15/2046 (d)	25,000	25,105
4.95%, 10/15/2045	46,000	47,462
6.15%, 3/1/2037	265,000	309,488
6.40%, 12/15/2035	150,000	179,496
6.65%, 11/15/2037	100,000	123,191
8.88%, 4/26/2023	44,000	57,644
CBS Corp.:
2.30%, 8/15/2019	100,000	100,300
4.85%, 7/1/2042	105,000	104,232
7.88%, 7/30/2030	254,000	344,091
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	55,000	55,753
4.46%, 7/23/2022	100,000	104,250
4.91%, 7/23/2025	77,000	80,946
6.38%, 10/23/2035	70,000	79,100
6.48%, 10/23/2045	535,000	615,919
6.83%, 10/23/2055	50,000	57,812
Comcast Corp.:
1.63%, 1/15/2022	50,000	47,866
2.35%, 1/15/2027	40,000	36,843
2.75%, 3/1/2023	550,000	545,567
3.15%, 3/1/2026	200,000	197,880
3.20%, 7/15/2036	50,000	45,168
3.38%, 8/15/2025	45,000	45,299
4.20%, 8/15/2034	83,000	85,136

See accompanying notes to financial statements.

163

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

4.25%, 1/15/2033	$230,000	$239,467
4.40%, 8/15/2035	38,000	39,916
4.50%, 1/15/2043	370,000	381,270
4.65%, 7/15/2042	200,000	210,686
5.88%, 2/15/2018	90,000	94,346
6.40%, 5/15/2038	210,000	270,743
6.95%, 8/15/2037	200,000	273,504
Discovery Communications LLC:
4.38%, 6/15/2021	128,000	134,783
5.05%, 6/1/2020	150,000	160,767
6.35%, 6/1/2040	200,000	213,274
Grupo Televisa SAB 6.00%, 5/15/2018	200,000	210,280
NBCUniversal Media LLC:
2.88%, 1/15/2023	350,000	349,010
4.38%, 4/1/2021	150,000	161,782
5.15%, 4/30/2020	335,000	366,390
Scripps Networks Interactive, Inc.:
3.50%, 6/15/2022	100,000	100,967
3.90%, 11/15/2024	50,000	50,625
Thomson Reuters Corp.:
3.35%, 5/15/2026	215,000	208,673
4.70%, 10/15/2019	100,000	105,907
5.85%, 4/15/2040	115,000	124,738
Time Warner Cable LLC:
4.00%, 9/1/2021	100,000	102,625
4.50%, 9/15/2042	100,000	90,125
5.50%, 9/1/2041	270,000	272,025
6.75%, 7/1/2018	700,000	747,250
Time Warner, Inc.:
2.95%, 7/15/2026	265,000	246,959
3.55%, 6/1/2024	100,000	99,056
3.80%, 2/15/2027	35,000	34,861
3.88%, 1/15/2026	100,000	100,156
4.00%, 1/15/2022	233,000	241,938
4.85%, 7/15/2045	50,000	50,205
4.88%, 3/15/2020	600,000	641,700
4.90%, 6/15/2042	100,000	100,100
7.70%, 5/1/2032	190,000	259,014
Viacom, Inc.:
2.25%, 2/4/2022	50,000	46,923
3.13%, 6/15/2022	50,000	48,528
3.45%, 10/4/2026	100,000	92,543
3.88%, 12/15/2021	359,000	363,010
4.38%, 3/15/2043	45,000	35,915
4.50%, 2/27/2042	250,000	206,720
Walt Disney Co Series MTN, 1.85%, 7/30/2026	30,000	26,943
Walt Disney Co.:
2.75%, 8/16/2021 (a)	100,000	101,793
3.00%, 2/13/2026 (a)	100,000	99,836
4.13%, 6/1/2044	100,000	103,554
4.38%, 8/16/2041	200,000	212,418
Series GMTN, 1.85%, 5/30/2019	200,000	200,642
Series MTN, 0.88%, 7/12/2019 (a)	20,000	19,599
Series MTN, 2.35%, 12/1/2022	50,000	49,299
Series MTN, 3.00%, 7/30/2046	25,000	21,353
Series MTN, 3.75%, 6/1/2021	100,000	106,048

		12,130,151

METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
1.25%, 1/15/2018	200,000	199,584
2.50%, 1/15/2023	100,000	98,330
Timken Co. 3.88%, 9/1/2024	70,000	68,250
Valmont Industries, Inc. 5.00%, 10/1/2044	200,000	180,004

		546,168

MINING — 0.3%
Barrick Gold Corp.:
4.10%, 5/1/2023	32,000	32,908
5.25%, 4/1/2042	100,000	98,497
Barrick North America Finance LLC:
4.40%, 5/30/2021	49,000	51,711
5.70%, 5/30/2041	100,000	103,163
5.75%, 5/1/2043	200,000	212,130
BHP Billiton Finance USA, Ltd.:
2.05%, 9/30/2018	200,000	201,066
2.88%, 2/24/2022	150,000	151,346
3.85%, 9/30/2023 (a)	200,000	211,244
5.00%, 9/30/2043	200,000	223,200
6.50%, 4/1/2019	100,000	109,828
Goldcorp, Inc. 5.45%, 6/9/2044	200,000	196,662
Newmont Mining Corp.:
3.50%, 3/15/2022 (a)	150,000	152,038
4.88%, 3/15/2042	135,000	127,638
5.88%, 4/1/2035 (a)	100,000	106,971
6.25%, 10/1/2039	100,000	110,162
Rio Tinto Finance USA PLC:
3.50%, 3/22/2022 (a)	25,000	25,892
4.13%, 8/21/2042	128,000	126,491
Rio Tinto Finance USA, Ltd.:
3.75%, 9/20/2021	40,000	41,892
9.00%, 5/1/2019	398,000	459,495
Southern Copper Corp.:
3.88%, 4/23/2025	120,000	117,606
5.25%, 11/8/2042 (a)	220,000	203,401

		3,063,341

MISCELLANEOUS MANUFACTURER — 0.2%
3M Co.:
Series MTN, 1.38%, 8/7/2018	50,000	49,962
Series MTN, 2.00%, 8/7/2020	50,000	49,954
Series MTN, 3.00%, 8/7/2025	150,000	151,149
Series MTN, 3.88%, 6/15/2044	50,000	49,724
Carlisle Cos., Inc. 3.75%, 11/15/2022	100,000	98,756
Crane Co. 4.45%, 12/15/2023	50,000	51,153
Dover Corp. 4.30%, 3/1/2021	100,000	105,994
Eaton Corp.:
4.00%, 11/2/2032	140,000	137,185
4.15%, 11/2/2042	115,000	112,845
General Electric Co.:
2.70%, 10/9/2022	261,000	261,005
4.13%, 10/9/2042	6,000	6,035
4.50%, 3/11/2044	300,000	320,226

See accompanying notes to financial statements.

164

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Hexcel Corp. 4.70%, 8/15/2025	$25,000	$25,596
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	400,000	381,792
3.90%, 9/1/2042 (a)	120,000	120,486
4.88%, 9/15/2041	100,000	111,022
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	200,000	216,146
Parker-Hannifin Corp. Series MTN, 4.20%, 11/21/2034	70,000	71,907
Pentair Finance SA:
2.65%, 12/1/2019	100,000	99,672
4.65%, 9/15/2025	75,000	76,666
Textron, Inc. 3.88%, 3/1/2025	55,000	55,000
Tyco Electronics Group SA:
3.70%, 2/15/2026	100,000	101,975
4.88%, 1/15/2021	100,000	107,881

		2,762,131

MULTI-NATIONAL — 0.4%
Council of Europe Development Bank:
1.00%, 3/7/2018	125,000	124,458
1.13%, 5/31/2018	150,000	149,403
European Bank for Reconstruction & Development 1.63%, 11/15/2018	200,000	200,812
European Investment Bank:
1.00%, 6/15/2018	350,000	348,183
1.75%, 6/17/2019	1,100,000	1,102,684
1.88%, 3/15/2019	150,000	150,989
2.50%, 4/15/2021	250,000	253,330
2.50%, 10/15/2024	800,000	796,712
Series MTN, 1.25%, 5/15/2019	700,000	694,015
Inter-American Development Bank 1.25%, 10/15/2019	400,000	395,516
International Bank for Reconstruction & Development:
2.13%, 11/1/2020	200,000	201,894
Series GDIF, 2.50%, 11/25/2024	100,000	99,917
Series GMTN, 4.75%, 2/15/2035	650,000	796,451

		5,314,364

OFFICE & BUSINESS EQUIPMENT — 0.0% (b)
Pitney Bowes, Inc.:
4.75%, 5/15/2018	72,000	74,141
Series MTN, 5.60%, 3/15/2018	100,000	103,664
Xerox Corp. 6.35%, 5/15/2018	300,000	315,234

		493,039

OIL & GAS — 1.9%
Anadarko Finance Co. Series B, 7.50%, 5/1/2031	200,000	254,250
Anadarko Petroleum Corp.:
4.85%, 3/15/2021	50,000	53,564
5.55%, 3/15/2026 (a)	250,000	280,627
6.45%, 9/15/2036	100,000	118,818
6.60%, 3/15/2046	35,000	43,234

Apache Corp.:
3.25%, 4/15/2022	350,000	355,415
4.75%, 4/15/2043	200,000	207,540
5.10%, 9/1/2040	120,000	124,918
BP Capital Markets PLC:
1.38%, 5/10/2018	100,000	99,607
1.67%, 2/13/2018	50,000	50,049
1.68%, 5/3/2019	20,000	19,852
2.24%, 5/10/2019	250,000	251,215
2.24%, 9/26/2018	100,000	100,735
2.32%, 2/13/2020	100,000	100,108
2.75%, 5/10/2023	400,000	392,628
3.12%, 5/4/2026	25,000	24,389
3.22%, 11/28/2023	100,000	100,271
3.25%, 5/6/2022	142,000	144,724
3.51%, 3/17/2025 (a)	150,000	151,350
3.56%, 11/1/2021	100,000	104,267
3.72%, 11/28/2028	60,000	60,877
4.74%, 3/11/2021	200,000	217,518
British Transco Finance, Inc. 6.63%, 6/1/2018	200,000	210,586
Canadian Natural Resources, Ltd.:
6.25%, 3/15/2038 (a)	105,000	119,749
6.50%, 2/15/2037	250,000	287,868
Chevron Corp.:
1.37%, 3/2/2018	112,000	111,872
1.56%, 5/16/2019	100,000	99,593
1.72%, 6/24/2018	100,000	100,298
1.79%, 11/16/2018	100,000	100,365
1.96%, 3/3/2020	118,000	117,555
2.10%, 5/16/2021	100,000	99,035
2.41%, 3/3/2022	50,000	49,574
2.42%, 11/17/2020	100,000	100,535
2.43%, 6/24/2020	211,000	212,994
2.57%, 5/16/2023	100,000	98,560
2.95%, 5/16/2026	100,000	98,404
3.19%, 6/24/2023	87,000	88,991
3.33%, 11/17/2025	150,000	152,611
CNOOC Finance 2013, Ltd. 3.00%, 5/9/2023	250,000	241,885
CNOOC Finance 2015 Australia Pty, Ltd. 4.20%, 5/5/2045	250,000	233,430
CNOOC Nexen Finance 2014 ULC 4.25%, 4/30/2024	200,000	205,512
ConocoPhillips 6.00%, 1/15/2020	18,000	19,868
ConocoPhillips Co.:
2.20%, 5/15/2020 (a)	85,000	84,261
3.35%, 11/15/2024	200,000	199,008
3.35%, 5/15/2025 (a)	155,000	153,434
4.15%, 11/15/2034	100,000	97,850
4.95%, 3/15/2026 (a)	200,000	220,614
5.75%, 2/1/2019	346,000	371,666
5.90%, 10/15/2032	100,000	116,470
ConocoPhillips Holding Co. 6.95%, 4/15/2029	95,000	119,476
Devon Energy Corp. 7.95%, 4/15/2032	200,000	252,500

See accompanying notes to financial statements.

165

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Devon Financing Co. LLC 7.88%, 9/30/2031	$50,000	$63,188
Ecopetrol SA:
4.13%, 1/16/2025	270,000	255,274
5.88%, 9/18/2023 (a)	100,000	106,449
5.88%, 5/28/2045	200,000	175,306
7.63%, 7/23/2019	175,000	196,733
Encana Corp. 3.90%, 11/15/2021 (a)	300,000	302,062
EOG Resources, Inc.:
3.90%, 4/1/2035	100,000	95,272
4.10%, 2/1/2021	100,000	105,335
4.15%, 1/15/2026	50,000	52,318
5.10%, 1/15/2036	50,000	54,613
5.63%, 6/1/2019	129,000	139,390
EQT Corp. 8.13%, 6/1/2019	100,000	112,574
Exxon Mobil Corp.:
1.71%, 3/1/2019	100,000	100,086
1.82%, 3/15/2019	100,000	100,313
1.91%, 3/6/2020	200,000	199,574
2.22%, 3/1/2021	350,000	350,469
2.40%, 3/6/2022	200,000	198,878
2.71%, 3/6/2025	100,000	97,677
2.73%, 3/1/2023	88,000	88,036
3.04%, 3/1/2026 (a)	100,000	99,733
3.18%, 3/15/2024	100,000	101,685
3.57%, 3/6/2045	45,000	41,850
4.11%, 3/1/2046 (a)	65,000	66,683
Hess Corp.:
4.30%, 4/1/2027	100,000	98,875
5.60%, 2/15/2041 (a)	143,000	143,536
5.80%, 4/1/2047 (a)	100,000	103,625
7.88%, 10/1/2029	100,000	120,875
HollyFrontier Corp. 5.88%, 4/1/2026	100,000	102,269
Husky Energy, Inc. 3.95%, 4/15/2022	271,000	281,694
Marathon Oil Corp.:
2.70%, 6/1/2020	200,000	197,250
2.80%, 11/1/2022	74,000	70,670
6.80%, 3/15/2032	100,000	110,625
Marathon Petroleum Corp.:
5.13%, 3/1/2021 (a)	100,000	108,544
5.85%, 12/15/2045	314,000	311,516
6.50%, 3/1/2041	49,000	52,465
Nabors Industries, Inc.:
4.63%, 9/15/2021 (a)	175,000	178,063
5.50%, 1/15/2023 (d)	235,000	246,162
Nexen Energy ULC:
5.88%, 3/10/2035	200,000	224,278
6.40%, 5/15/2037	225,000	273,721
Noble Energy, Inc.:
3.90%, 11/15/2024	300,000	302,514
5.25%, 11/15/2043	125,000	127,376
Occidental Petroleum Corp.:
1.50%, 2/15/2018	400,000	400,264
3.00%, 2/15/2027	50,000	48,483
3.40%, 4/15/2026	100,000	100,729

4.10%, 2/15/2047	50,000	48,726
Series 1, 4.10%, 2/1/2021	100,000	105,919
Petro-Canada:
5.95%, 5/15/2035	100,000	118,328
7.88%, 6/15/2026	180,000	230,749
Petroleos Mexicanos:
2.38%, 4/15/2025	80,750	76,918
3.50%, 7/18/2018	100,000	101,028
4.50%, 1/23/2026 (a)	275,000	251,100
4.63%, 9/21/2023 (d)	150,000	145,474
4.88%, 1/24/2022	350,000	352,632
4.88%, 1/18/2024	200,000	194,614
5.50%, 2/4/2019 (d)	160,000	166,554
5.50%, 1/21/2021	200,000	207,220
5.50%, 6/27/2044	40,000	33,416
5.63%, 1/23/2046	325,000	271,144
5.75%, 3/1/2018	170,000	175,982
6.38%, 2/4/2021 (d)	100,000	106,607
6.38%, 1/23/2045	100,000	91,549
6.50%, 6/2/2041	150,000	141,138
6.63%, 6/15/2035	215,000	213,005
6.75%, 9/21/2047 (d)	229,000	216,854
6.88%, 8/4/2026 (d)	100,000	106,042
8.00%, 5/3/2019	100,000	109,825
Phillips 66:
4.30%, 4/1/2022	100,000	107,376
4.88%, 11/15/2044	75,000	79,148
5.88%, 5/1/2042	250,000	295,565
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	50,000	51,097
4.45%, 1/15/2026	50,000	52,910
7.20%, 1/15/2028	100,000	120,298
Sasol Financing International, Ltd. 4.50%, 11/14/2022	100,000	99,688
Shell International Finance B.V.:
1.38%, 9/12/2019	100,000	98,592
1.63%, 11/10/2018	250,000	249,972
1.75%, 9/12/2021	100,000	96,874
1.88%, 5/10/2021	150,000	146,536
2.00%, 11/15/2018	450,000	452,830
2.13%, 5/11/2020	100,000	99,760
2.25%, 11/10/2020	100,000	99,725
2.50%, 9/12/2026	100,000	93,672
2.88%, 5/10/2026	150,000	145,079
3.25%, 5/11/2025	150,000	150,058
3.63%, 8/21/2042	200,000	181,120
3.75%, 9/12/2046	100,000	92,268
4.00%, 5/10/2046	150,000	144,024
4.13%, 5/11/2035	63,000	63,935
4.38%, 5/11/2045	200,000	202,744
4.55%, 8/12/2043	100,000	103,543
6.38%, 12/15/2038	20,000	25,693
Statoil ASA:
2.90%, 11/8/2020	120,000	122,220
3.15%, 1/23/2022	100,000	102,048
3.25%, 11/10/2024	176,000	178,188
5.10%, 8/17/2040	125,000	139,870
5.25%, 4/15/2019	168,000	180,450
6.70%, 1/15/2018	50,000	52,529
7.75%, 6/15/2023	200,000	251,800

See accompanying notes to financial statements.

166

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Suncor Energy, Inc. 6.10%, 6/1/2018	$200,000	$211,534
Total Capital Canada, Ltd. 1.45%, 1/15/2018	296,000	295,748
Total Capital International SA:
2.13%, 1/10/2019	150,000	150,856
2.75%, 6/19/2021	100,000	101,128
2.88%, 2/17/2022	30,000	30,242
3.70%, 1/15/2024	100,000	104,315
3.75%, 4/10/2024	100,000	104,814
Total Capital SA 4.45%, 6/24/2020	59,000	63,421
Valero Energy Corp.:
4.90%, 3/15/2045	100,000	99,400
6.13%, 2/1/2020	181,000	199,996
6.63%, 6/15/2037	100,000	116,854
XTO Energy, Inc. 6.75%, 8/1/2037	45,000	61,442

		23,611,738

OIL & GAS SERVICES — 0.1%
Baker Hughes, Inc.:
3.20%, 8/15/2021	43,000	43,887
5.13%, 9/15/2040	100,000	109,787
Halliburton Co.:
3.80%, 11/15/2025 (a)	195,000	198,489
4.85%, 11/15/2035	50,000	52,891
5.00%, 11/15/2045	42,000	44,952
5.90%, 9/15/2018	150,000	159,643
6.15%, 9/15/2019	200,000	219,944
7.45%, 9/15/2039	100,000	134,855
National Oilwell Varco, Inc.:
2.60%, 12/1/2022	263,000	243,664
3.95%, 12/1/2042	50,000	38,386
Schlumberger Investment SA 3.65%, 12/1/2023	142,000	148,497

		1,394,995

PACKAGING & CONTAINERS — 0.0% (b)
Bemis Co., Inc. 4.50%, 10/15/2021	100,000	105,949
Packaging Corp. of America 3.65%, 9/15/2024	100,000	100,250
Sonoco Products Co. 5.75%, 11/1/2040	50,000	55,764
WestRock RKT Co. 3.50%, 3/1/2020	100,000	101,636

		363,599

PHARMACEUTICALS — 1.4%
Abbott Laboratories:
5.13%, 4/1/2019	99,000	105,385
6.00%, 4/1/2039	275,000	326,785
AbbVie, Inc.:
1.80%, 5/14/2018	243,000	243,124
2.50%, 5/14/2020	150,000	150,201
2.90%, 11/6/2022	200,000	196,936
3.20%, 11/6/2022	100,000	99,992
3.60%, 5/14/2025	175,000	173,106
4.40%, 11/6/2042	275,000	259,982

4.50%, 5/14/2035	60,000	59,157
4.70%, 5/14/2045	350,000	345,902
Actavis Funding SCS:
2.35%, 3/12/2018	445,000	447,541
2.45%, 6/15/2019	45,000	45,248
3.00%, 3/12/2020	80,000	81,072
3.45%, 3/15/2022	450,000	455,269
3.80%, 3/15/2025	55,000	55,014
4.55%, 3/15/2035	355,000	348,965
4.75%, 3/15/2045	220,000	217,202
Actavis, Inc. 3.25%, 10/1/2022	263,000	261,698
Allergan, Inc. 2.80%, 3/15/2023	100,000	95,956
AmerisourceBergen Corp. 3.40%, 5/15/2024	100,000	100,769
AstraZeneca PLC:
1.95%, 9/18/2019	100,000	99,878
2.38%, 11/16/2020	100,000	99,630
3.38%, 11/16/2025	100,000	99,407
4.00%, 9/18/2042	121,000	115,076
4.38%, 11/16/2045	45,000	45,102
Baxalta, Inc.:
2.00%, 6/22/2018	15,000	14,988
2.88%, 6/23/2020	100,000	99,891
3.60%, 6/23/2022	50,000	50,301
4.00%, 6/23/2025	150,000	150,384
5.25%, 6/23/2045	25,000	26,627
Bristol-Myers Squibb Co.:
3.25%, 11/1/2023	50,000	51,513
3.25%, 8/1/2042	300,000	268,359
4.50%, 3/1/2044	174,000	188,385
Cardinal Health, Inc.:
1.70%, 3/15/2018	57,000	56,931
2.40%, 11/15/2019	200,000	201,036
4.50%, 11/15/2044	100,000	98,842
Eli Lilly & Co.:
2.75%, 6/1/2025	85,000	83,545
5.50%, 3/15/2027	100,000	119,607
Express Scripts Holding Co.:
2.25%, 6/15/2019	150,000	150,039
3.00%, 7/15/2023	100,000	96,524
3.40%, 3/1/2027	40,000	37,580
3.90%, 2/15/2022	271,000	280,702
4.80%, 7/15/2046 (a)	35,000	33,617
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	50,000	51,563
5.65%, 5/15/2018	250,000	263,370
6.38%, 5/15/2038	155,000	204,879
Johnson & Johnson:
1.13%, 3/1/2019	65,000	64,446
1.65%, 3/1/2021	100,000	98,260
1.88%, 12/5/2019	100,000	100,333
2.45%, 3/1/2026	100,000	95,745
3.55%, 5/15/2021	250,000	264,075
3.55%, 3/1/2036	245,000	244,397
3.70%, 3/1/2046	55,000	54,440
4.85%, 5/15/2041	100,000	117,257

See accompanying notes to financial statements.

167

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

McKesson Corp.:
2.85%, 3/15/2023	$100,000	$97,546
3.80%, 3/15/2024	200,000	205,890
4.75%, 3/1/2021	100,000	107,056
7.50%, 2/15/2019	200,000	221,448
Mead Johnson Nutrition Co.:
3.00%, 11/15/2020	30,000	30,275
4.13%, 11/15/2025 (a)	130,000	133,067
Medco Health Solutions, Inc. 4.13%, 9/15/2020	100,000	104,506
Merck & Co., Inc.:
1.85%, 2/10/2020	100,000	100,018
2.35%, 2/10/2022	100,000	99,066
2.75%, 2/10/2025	60,000	58,991
2.80%, 5/18/2023	250,000	249,708
3.60%, 9/15/2042	50,000	47,309
3.70%, 2/10/2045	180,000	171,736
3.88%, 1/15/2021	150,000	159,049
4.15%, 5/18/2043	100,000	102,835
6.55%, 9/15/2037	100,000	134,714
Merck Sharp & Dohme Corp. 5.00%, 6/30/2019	150,000	161,703
Mylan NV:
2.50%, 6/7/2019 (d)	60,000	59,679
3.00%, 12/15/2018 (a) (d)	30,000	30,230
3.15%, 6/15/2021 (d)	300,000	294,717
3.75%, 12/15/2020 (d)	50,000	50,419
3.95%, 6/15/2026 (a) (d)	100,000	93,653
5.25%, 6/15/2046 (a) (d)	65,000	60,013
Mylan, Inc. 4.20%, 11/29/2023 (a)	50,000	49,697
Novartis Capital Corp.:
3.00%, 11/20/2025	100,000	99,352
3.40%, 5/6/2024	100,000	103,058
4.00%, 11/20/2045	100,000	101,029
4.40%, 5/6/2044	385,000	413,656
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	600,000	641,154
Perrigo Co. PLC 5.30%, 11/15/2043	200,000	193,978
Pfizer, Inc.:
1.45%, 6/3/2019	200,000	198,604
1.50%, 6/15/2018	100,000	100,104
1.70%, 12/15/2019	350,000	349,219
1.95%, 6/3/2021	100,000	98,876
2.10%, 5/15/2019	100,000	100,914
2.75%, 6/3/2026	200,000	194,256
3.00%, 12/15/2026	100,000	98,806
3.40%, 5/15/2024	300,000	309,957
4.00%, 12/15/2036	150,000	153,247
4.13%, 12/15/2046	165,000	168,609
Sanofi:
1.25%, 4/10/2018	100,000	99,785
4.00%, 3/29/2021	125,000	132,755
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/2019	200,000	197,382
2.40%, 9/23/2021	150,000	144,649
2.88%, 9/23/2023	150,000	142,369

3.20%, 9/23/2026	150,000	140,152
Teva Pharmaceutical Finance IV B.V. 3.65%, 11/10/2021	200,000	202,266
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	150,000	147,534
Teva Pharmaceutical Finance Netherlands III B.V.:
1.40%, 7/20/2018 (a)	50,000	49,526
1.70%, 7/19/2019	55,000	54,069
2.20%, 7/21/2021	125,000	119,436
2.80%, 7/21/2023	295,000	277,660
3.15%, 10/1/2026 (a)	70,000	64,594
4.10%, 10/1/2046 (a)	240,000	205,301
Wyeth LLC 5.95%, 4/1/2037	240,000	302,086
Zeneca Wilmington, Inc. 7.00%, 11/15/2023	55,000	66,932
Zoetis, Inc.:
3.25%, 2/1/2023	42,000	41,764
3.45%, 11/13/2020 (a)	25,000	25,688
4.50%, 11/13/2025 (a)	50,000	53,017
4.70%, 2/1/2043	60,000	57,761

		16,768,903

PIPELINES — 0.9%
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023 (a)	170,000	161,745
5.95%, 6/1/2026	50,000	54,436
Buckeye Partners L.P.:
2.65%, 11/15/2018	100,000	100,694
3.95%, 12/1/2026 (a)	40,000	38,983
4.15%, 7/1/2023	75,000	75,819
4.88%, 2/1/2021	14,000	14,854
Columbia Pipeline Group, Inc.:
3.30%, 6/1/2020	50,000	50,669
4.50%, 6/1/2025	75,000	78,777
5.80%, 6/1/2045	50,000	57,692
Enable Midstream Partners L.P. 3.90%, 5/15/2024	100,000	94,000
Enbridge Energy Partners L.P.:
5.88%, 10/15/2025	200,000	224,484
Series B, 7.50%, 4/15/2038	100,000	118,155
Enbridge, Inc.:
4.25%, 12/1/2026	100,000	102,333
5.50%, 12/1/2046	100,000	107,291
Energy Transfer Partners L.P.:
2.50%, 6/15/2018	55,000	55,238
4.05%, 3/15/2025	200,000	197,524
4.15%, 10/1/2020	64,000	66,218
4.75%, 1/15/2026	150,000	154,582
5.15%, 3/15/2045	80,000	76,641
6.13%, 12/15/2045	100,000	106,776
6.50%, 2/1/2042	250,000	270,777
6.70%, 7/1/2018	300,000	319,038
EnLink Midstream Partners L.P. 4.85%, 7/15/2026	60,000	60,375
Enterprise Products Operating LLC:
1.65%, 5/7/2018	300,000	299,283
2.85%, 4/15/2021	30,000	30,223

See accompanying notes to financial statements.

168

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

3.70%, 2/15/2026	$100,000	$100,481
3.75%, 2/15/2025	75,000	76,081
3.95%, 2/15/2027 (a)	20,000	20,447
4.85%, 8/15/2042	270,000	270,670
4.90%, 5/15/2046	200,000	206,172
4.95%, 10/15/2054	200,000	196,428
5.20%, 9/1/2020	200,000	218,310
5.70%, 2/15/2042	50,000	55,374
EQT Midstream Partners L.P. 4.13%, 12/1/2026	65,000	63,050
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	100,000	101,325
3.95%, 9/1/2022	383,000	391,480
4.25%, 9/1/2024	250,000	255,570
5.50%, 3/1/2044	315,000	322,979
5.63%, 9/1/2041	50,000	50,541
5.80%, 3/15/2035	175,000	184,089
6.50%, 9/1/2039	175,000	193,476
Kinder Morgan, Inc.:
4.30%, 6/1/2025 (a)	100,000	102,935
5.55%, 6/1/2045	200,000	209,626
Magellan Midstream Partners L.P.:
4.20%, 12/1/2042	100,000	90,805
4.20%, 3/15/2045	100,000	90,895
5.00%, 3/1/2026	50,000	54,802
MPLX L.P.:
4.88%, 12/1/2024	215,000	221,280
5.50%, 2/15/2023	125,000	130,025
ONEOK Partners L.P.:
3.80%, 3/15/2020 (a)	50,000	51,801
4.90%, 3/15/2025 (a)	100,000	107,192
6.13%, 2/1/2041	100,000	109,788
Phillips 66 Partners L.P.:
3.55%, 10/1/2026	50,000	48,395
4.90%, 10/1/2046 (a)	50,000	48,273
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023	250,000	236,467
4.30%, 1/31/2043	100,000	83,533
4.50%, 12/15/2026	50,000	50,541
4.65%, 10/15/2025	100,000	102,778
6.50%, 5/1/2018	225,000	238,095
Spectra Energy Capital LLC 8.00%, 10/1/2019	175,000	197,781
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	65,000	62,000
4.50%, 3/15/2045	30,000	28,466
Sunoco Logistics Partners Operations L.P.:
3.90%, 7/15/2026	100,000	96,871
4.25%, 4/1/2024	60,000	60,495
4.40%, 4/1/2021	50,000	52,603
5.35%, 5/15/2045	100,000	97,552
5.95%, 12/1/2025	50,000	55,808
TC PipeLines L.P. 4.38%, 3/13/2025	50,000	50,514
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	200,000	238,058

TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	97,818
3.80%, 10/1/2020	200,000	208,244
4.63%, 3/1/2034	200,000	210,798
4.88%, 1/15/2026	100,000	111,077
6.10%, 6/1/2040	200,000	245,438
6.50%, 8/15/2018	70,000	74,917
7.63%, 1/15/2039	100,000	141,919
Valero Energy Partners L.P. 4.38%, 12/15/2026	245,000	248,648
Western Gas Partners L.P.:
2.60%, 8/15/2018	100,000	100,250
4.65%, 7/1/2026 (a)	50,000	51,688
5.45%, 4/1/2044	50,000	51,125
Williams Partners L.P.:
3.35%, 8/15/2022	151,000	147,864
3.60%, 3/15/2022	89,000	89,187
3.90%, 1/15/2025	65,000	63,723
4.00%, 11/15/2021	75,000	76,920
4.00%, 9/15/2025 (a)	100,000	98,644
4.30%, 3/4/2024	200,000	201,820
4.90%, 1/15/2045	120,000	110,929
5.10%, 9/15/2045	200,000	189,508
5.25%, 3/15/2020	110,000	117,758
6.30%, 4/15/2040	35,000	37,541

		11,216,275

REAL ESTATE — 0.1%
American Campus Communities Operating Partnership L.P. 4.13%, 7/1/2024	50,000	50,972
CBRE Services, Inc. 4.88%, 3/1/2026	100,000	100,485
Omega Healthcare Investors, Inc.:
4.50%, 4/1/2027 (a)	150,000	142,893
5.25%, 1/15/2026	50,000	51,343
Post Apartment Homes L.P. 3.38%, 12/1/2022	25,000	24,702
Prologis L.P.:
2.75%, 2/15/2019	125,000	126,750
3.35%, 2/1/2021	100,000	102,788

		599,933

REAL ESTATE INVESTMENT TRUSTS — 0.8%
Alexandria Real Estate Equities, Inc.:
3.95%, 1/15/2027	50,000	49,406
4.30%, 1/15/2026	50,000	51,177
4.50%, 7/30/2029	45,000	45,128
American Tower Corp.:
2.25%, 1/15/2022	50,000	47,730
3.13%, 1/15/2027	50,000	46,161
3.40%, 2/15/2019	100,000	102,142
3.45%, 9/15/2021	175,000	176,995
4.00%, 6/1/2025	100,000	100,417
5.00%, 2/15/2024	90,000	96,789
5.90%, 11/1/2021	100,000	111,948
AvalonBay Communities, Inc.:
2.95%, 5/11/2026 (a)	50,000	47,761
Series GMTN, 3.45%, 6/1/2025	100,000	99,639

See accompanying notes to financial statements.

169

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series GMTN, 3.50%, 11/15/2024	$100,000	$100,443
Boston Properties L.P.:
2.75%, 10/1/2026 (a)	50,000	45,689
3.65%, 2/1/2026	115,000	113,895
4.13%, 5/15/2021	200,000	209,794
5.63%, 11/15/2020	89,000	97,808
Brandywine Operating Partnership L.P. 4.55%, 10/1/2029	150,000	146,910
Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	100,000	96,754
3.88%, 8/15/2022	30,000	30,506
4.13%, 6/15/2026	50,000	49,809
Camden Property Trust 4.88%, 6/15/2023	150,000	161,818
CBL & Associates L.P.:
5.25%, 12/1/2023	50,000	49,193
5.95%, 12/15/2026	85,000	85,909
Columbia Property Trust Operating Partnership L.P. 3.65%, 8/15/2026	50,000	47,426
Corporate Office Properties L.P. 3.70%, 6/15/2021	50,000	50,601
Crown Castle International Corp.:
2.25%, 9/1/2021	55,000	52,871
3.40%, 2/15/2021	255,000	258,177
4.45%, 2/15/2026	65,000	67,198
CubeSmart L.P. 4.00%, 11/15/2025	50,000	50,636
DDR Corp.:
3.38%, 5/15/2023	100,000	96,913
3.63%, 2/1/2025	150,000	144,166
Digital Realty Trust L.P.:
3.63%, 10/1/2022	100,000	100,707
5.88%, 2/1/2020	18,000	19,521
Duke Realty L.P.:
3.25%, 6/30/2026	30,000	28,761
3.75%, 12/1/2024	125,000	126,064
EPR Properties:
4.50%, 4/1/2025	100,000	97,730
4.75%, 12/15/2026	100,000	99,229
5.75%, 8/15/2022	100,000	107,901
ERP Operating L.P.:
2.85%, 11/1/2026	105,000	98,638
3.38%, 6/1/2025	100,000	99,324
4.50%, 6/1/2045	50,000	50,397
4.75%, 7/15/2020	24,000	25,643
Essex Portfolio L.P.:
3.38%, 4/15/2026	100,000	96,594
3.88%, 5/1/2024	50,000	50,769
Federal Realty Investment Trust:
3.63%, 8/1/2046	40,000	34,878
4.50%, 12/1/2044	50,000	50,770
HCP, Inc.:
2.63%, 2/1/2020	10,000	10,004
3.88%, 8/15/2024	150,000	149,529
4.00%, 6/1/2025	150,000	148,995
4.20%, 3/1/2024	120,000	121,910

5.38%, 2/1/2021	100,000	108,907
Healthcare Realty Trust, Inc. 3.75%, 4/15/2023	100,000	99,292
Healthcare Trust of America Holdings L.P.:
3.38%, 7/15/2021	50,000	50,177
3.50%, 8/1/2026	40,000	38,033
Hospitality Properties Trust:
4.25%, 2/15/2021	50,000	51,659
4.50%, 3/15/2025	100,000	97,343
Host Hotels & Resorts L.P.:
Series C, 4.75%, 3/1/2023	50,000	51,919
Series E, 4.00%, 6/15/2025	95,000	93,364
Kilroy Realty L.P. 3.80%, 1/15/2023	100,000	100,154
Kimco Realty Corp.:
2.70%, 3/1/2024	50,000	47,867
2.80%, 10/1/2026	100,000	92,932
3.20%, 5/1/2021	100,000	101,183
4.13%, 12/1/2046	50,000	46,495
Kite Realty Group L.P. 4.00%, 10/1/2026	50,000	47,673
Liberty Property L.P.:
3.25%, 10/1/2026	50,000	47,538
4.13%, 6/15/2022	100,000	103,655
4.40%, 2/15/2024	63,000	65,919
Lifestorage L.P. 3.50%, 7/1/2026	50,000	47,659
Mid-America Apartments L.P. 3.75%, 6/15/2024	100,000	99,873
National Retail Properties, Inc.:
3.30%, 4/15/2023	50,000	49,554
3.60%, 12/15/2026	200,000	197,546
4.00%, 11/15/2025	65,000	66,066
Realty Income Corp.:
3.00%, 1/15/2027	100,000	93,762
3.88%, 7/15/2024	60,000	60,938
5.88%, 3/15/2035	50,000	56,652
Regency Centers L.P. 3.90%, 11/1/2025	60,000	60,581
Select Income REIT:
3.60%, 2/1/2020	100,000	99,707
4.50%, 2/1/2025	100,000	95,913
Senior Housing Properties Trust 3.25%, 5/1/2019	50,000	50,071
Simon Property Group L.P.:
2.35%, 1/30/2022	100,000	98,518
2.50%, 9/1/2020	50,000	50,128
3.25%, 11/30/2026	100,000	98,178
3.30%, 1/15/2026	200,000	198,602
3.50%, 9/1/2025	50,000	50,578
4.25%, 11/30/2046	100,000	98,482
5.65%, 2/1/2020	200,000	218,396
Spirit Realty L.P. 4.45%, 9/15/2026 (d)	50,000	47,147
Tanger Properties L.P. 6.13%, 6/1/2020	176,000	193,809
UDR, Inc.:
Series MTN, 2.95%, 9/1/2026	25,000	23,334

See accompanying notes to financial statements.

170

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series MTN, 4.00%, 10/1/2025	$100,000	$102,326
Ventas Realty L.P.:
3.75%, 5/1/2024	50,000	50,396
4.13%, 1/15/2026	63,000	64,406
Ventas Realty L.P. / Ventas Capital Corp. 2.70%, 4/1/2020	284,000	284,946
Ventas Realty L.P./Ventas Capital Corp. 2.00%, 2/15/2018	100,000	100,199
VEREIT Operating Partnership L.P.:
3.00%, 2/6/2019	45,000	44,888
4.13%, 6/1/2021	25,000	25,375
4.60%, 2/6/2024	30,000	30,131
4.88%, 6/1/2026	40,000	40,464
Vornado Realty L.P. 2.50%, 6/30/2019	100,000	100,008
Weingarten Realty Investors:
3.25%, 8/15/2026	50,000	47,077
3.85%, 6/1/2025	50,000	49,568
Welltower, Inc.:
4.13%, 4/1/2019	300,000	310,815
4.25%, 4/1/2026	50,000	51,817
5.25%, 1/15/2022	100,000	109,889
Weyerhaeuser Co.:
4.63%, 9/15/2023	150,000	160,794
7.38%, 3/15/2032	50,000	63,429
WP Carey, Inc.
4.60%, 4/1/2024	200,000	202,582

		9,587,887

RETAIL — 1.0%
Advance Auto Parts, Inc. 4.50%, 12/1/2023	200,000	207,634
AutoNation, Inc.:
3.35%, 1/15/2021	25,000	25,076
4.50%, 10/1/2025	20,000	20,179
AutoZone, Inc.:
1.63%, 4/21/2019	10,000	9,901
3.13%, 7/15/2023	100,000	98,893
3.13%, 4/21/2026	25,000	24,078
Bed Bath & Beyond, Inc. 4.92%, 8/1/2034	20,000	19,760
CVS Health Corp.:
1.90%, 7/20/2018	152,000	152,505
2.13%, 6/1/2021	250,000	245,200
2.25%, 12/5/2018	100,000	100,847
2.80%, 7/20/2020	340,000	344,947
2.88%, 6/1/2026 (a)	250,000	238,087
3.88%, 7/20/2025	286,000	295,023
4.00%, 12/5/2023	50,000	52,281
5.13%, 7/20/2045	330,000	368,125
Dollar General Corp. 1.88%, 4/15/2018	100,000	100,061
Home Depot, Inc.:
2.00%, 6/15/2019	350,000	352,880
2.00%, 4/1/2021	100,000	99,147
2.25%, 9/10/2018	200,000	202,594
2.70%, 4/1/2023	286,000	284,865

3.00%, 4/1/2026 (a)	50,000	49,820
4.25%, 4/1/2046	25,000	26,335
4.40%, 3/15/2045	20,000	21,302
4.88%, 2/15/2044	50,000	56,592
5.95%, 4/1/2041	350,000	444,213
Kohl’s Corp.:
3.25%, 2/1/2023	100,000	98,274
4.25%, 7/17/2025 (a)	50,000	50,262
5.55%, 7/17/2045	50,000	47,765
Lowe’s Cos., Inc.:
1.15%, 4/15/2019	40,000	39,499
2.50%, 4/15/2026	200,000	189,728
4.38%, 9/15/2045	180,000	185,899
5.13%, 11/15/2041	200,000	227,452
5.50%, 10/15/2035	200,000	234,044
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023 (a)	114,000	108,444
3.45%, 1/15/2021	50,000	50,996
4.38%, 9/1/2023	165,000	169,127
4.50%, 12/15/2034	100,000	88,673
6.70%, 7/15/2034 (a)	50,000	54,752
McDonald’s Corp.:
2.75%, 12/9/2020 (a)	145,000	146,911
Series MTN, 3.38%, 5/26/2025	100,000	99,974
Series MTN, 3.70%, 1/30/2026	60,000	61,030
Series MTN, 4.88%, 12/9/2045	150,000	160,123
Series MTN, 5.35%, 3/1/2018	367,000	382,476
Series MTN, 6.30%, 10/15/2037 (a)	100,000	124,978
Series MTN, 6.30%, 3/1/2038	125,000	154,174
Nordstrom, Inc.:
4.00%, 10/15/2021	100,000	104,637
5.00%, 1/15/2044 (a)	200,000	198,222
O’Reilly Automotive, Inc. 3.55%, 3/15/2026	100,000	99,379
QVC, Inc.:
4.45%, 2/15/2025	135,000	128,925
5.13%, 7/2/2022	50,000	51,625
5.45%, 8/15/2034	25,000	22,500
Ross Stores, Inc. 3.38%, 9/15/2024	50,000	50,126
Starbucks Corp.:
2.10%, 2/4/2021	30,000	29,862
2.45%, 6/15/2026	100,000	94,920
2.70%, 6/15/2022	64,000	64,304
4.30%, 6/15/2045 (a)	35,000	36,673
Target Corp.:
2.50%, 4/15/2026 (a)	50,000	47,632
2.90%, 1/15/2022	271,000	276,060
3.63%, 4/15/2046 (a)	45,000	41,955
4.00%, 7/1/2042 (a)	225,000	224,557
6.00%, 1/15/2018	100,000	104,527
TJX Cos., Inc. 2.50%, 5/15/2023	130,000	127,137
Wal-Mart Stores, Inc.:
1.13%, 4/11/2018	50,000	49,874
2.55%, 4/11/2023	50,000	49,510
3.63%, 7/8/2020	100,000	105,263
4.00%, 4/11/2043	50,000	50,315

See accompanying notes to financial statements.

171

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

4.75%, 10/2/2043	$150,000	$169,144
5.25%, 9/1/2035	200,000	240,026
5.63%, 4/15/2041	200,000	247,644
5.80%, 2/15/2018	150,000	157,383
5.88%, 4/5/2027	200,000	246,424
6.50%, 8/15/2037	597,000	810,201
Walgreen Co.:
4.40%, 9/15/2042	100,000	96,920
5.25%, 1/15/2019	25,000	26,428
Walgreens Boots Alliance, Inc.:
1.75%, 5/30/2018	295,000	295,271
2.60%, 6/1/2021	95,000	94,296
3.10%, 6/1/2023 (a)	55,000	54,556
3.30%, 11/18/2021	100,000	101,865
3.45%, 6/1/2026	45,000	44,179
3.80%, 11/18/2024	400,000	406,180
4.65%, 6/1/2046 (a)	20,000	20,283

		11,483,729

SEMICONDUCTORS — 0.3%
Analog Devices, Inc.:
2.50%, 12/5/2021	30,000	29,757
3.13%, 12/5/2023	250,000	248,395
3.50%, 12/5/2026	150,000	149,019
3.90%, 12/15/2025	30,000	30,702
4.50%, 12/5/2036	120,000	122,369
5.30%, 12/15/2045	50,000	54,993
Applied Materials, Inc. 5.85%, 6/15/2041	140,000	168,113
Intel Corp.:
1.70%, 5/19/2021	100,000	97,611
2.45%, 7/29/2020	85,000	86,070
2.60%, 5/19/2026	100,000	96,632
3.30%, 10/1/2021	323,000	335,836
3.70%, 7/29/2025	245,000	257,632
4.10%, 5/19/2046	100,000	99,784
4.25%, 12/15/2042	150,000	153,176
4.80%, 10/1/2041	185,000	204,723
4.90%, 7/29/2045	40,000	45,106
KLA-Tencor Corp. 4.13%, 11/1/2021	86,000	89,539
Lam Research Corp.:
2.75%, 3/15/2020	6,000	6,006
2.80%, 6/15/2021	50,000	49,654
NVIDIA Corp.:
2.20%, 9/16/2021	30,000	29,252
3.20%, 9/16/2026	50,000	48,042
QUALCOMM, Inc.:
1.40%, 5/18/2018	148,000	147,822
3.00%, 5/20/2022	428,000	433,145
4.65%, 5/20/2035	150,000	158,304
Texas Instruments, Inc. 1.75%, 5/1/2020 (a)	250,000	247,517
Xilinx, Inc. 3.00%, 3/15/2021	100,000	101,002

		3,490,201

SOFTWARE — 0.6%
Activision Blizzard, Inc.:
2.30%, 9/15/2021 (d)	30,000	29,254

3.40%, 9/15/2026 (d)	50,000	47,434
Adobe Systems, Inc.:
3.25%, 2/1/2025	65,000	64,982
4.75%, 2/1/2020	14,000	15,025
Autodesk, Inc.:
3.13%, 6/15/2020	100,000	101,036
4.38%, 6/15/2025	150,000	153,984
Broadridge Financial Solutions, Inc. 3.40%, 6/27/2026	50,000	48,033
CA, Inc. 4.50%, 8/15/2023	150,000	156,544
Dun & Bradstreet Corp. 4.00%, 6/15/2020	50,000	51,047
Electronic Arts, Inc.:
3.70%, 3/1/2021	50,000	51,685
4.80%, 3/1/2026	50,000	52,806
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018	255,000	255,579
2.85%, 10/15/2018	55,000	55,927
3.50%, 4/15/2023	50,000	50,599
3.63%, 10/15/2020	60,000	62,055
4.50%, 10/15/2022	65,000	69,222
5.00%, 10/15/2025	150,000	163,368
Fiserv, Inc.:
2.70%, 6/1/2020	72,000	72,364
3.85%, 6/1/2025	50,000	50,850
Microsoft Corp.:
1.10%, 8/8/2019	40,000	39,464
1.30%, 11/3/2018	30,000	29,982
1.85%, 2/12/2020 (a)	176,000	175,720
2.00%, 11/3/2020	794,000	794,627
2.00%, 8/8/2023	100,000	95,566
2.38%, 5/1/2023	100,000	98,095
2.65%, 11/3/2022	150,000	150,483
2.70%, 2/12/2025	250,000	244,925
3.00%, 10/1/2020	338,000	349,580
3.13%, 11/3/2025	275,000	277,904
3.45%, 8/8/2036	100,000	94,967
3.50%, 2/12/2035	143,000	137,942
3.50%, 11/15/2042	100,000	92,447
3.63%, 12/15/2023	101,000	106,174
3.70%, 8/8/2046	100,000	94,450
3.75%, 2/12/2045	80,000	76,101
3.95%, 8/8/2056	100,000	94,175
4.00%, 2/12/2055	145,000	137,264
4.20%, 11/3/2035 (a)	50,000	52,538
4.45%, 11/3/2045	50,000	53,303
4.75%, 11/3/2055	200,000	217,262
Oracle Corp.:
1.90%, 9/15/2021	225,000	219,737
2.40%, 9/15/2023	100,000	96,722
2.50%, 10/15/2022	399,000	394,176
2.65%, 7/15/2026	320,000	303,517
2.95%, 5/15/2025	220,000	215,411
3.40%, 7/8/2024	200,000	203,564
3.85%, 7/15/2036	100,000	97,866
3.90%, 5/15/2035	145,000	143,166
4.00%, 7/15/2046	75,000	71,767

See accompanying notes to financial statements.

172

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

4.30%, 7/8/2034	$100,000	$103,437
4.38%, 5/15/2055	200,000	198,858
4.50%, 7/8/2044	200,000	206,420
5.75%, 4/15/2018	200,000	211,046
6.13%, 7/8/2039	150,000	189,445

		7,619,895

TELECOMMUNICATIONS — 1.4%
America Movil SAB de CV:
3.13%, 7/16/2022	150,000	147,923
4.38%, 7/16/2042	100,000	93,121
5.00%, 3/30/2020	100,000	107,008
6.13%, 11/15/2037	350,000	398,996
AT&T Corp. 8.25%, 11/15/2031	123,000	168,817
AT&T, Inc.:
2.30%, 3/11/2019	230,000	230,743
2.45%, 6/30/2020	495,000	491,139
2.80%, 2/17/2021	150,000	148,739
3.00%, 6/30/2022	171,000	167,977
3.40%, 5/15/2025	250,000	240,877
3.60%, 2/17/2023	150,000	150,654
4.13%, 2/17/2026 (a)	200,000	202,618
4.30%, 12/15/2042	374,000	334,827
4.35%, 6/15/2045	158,000	141,208
4.45%, 5/15/2021	419,000	442,112
4.45%, 4/1/2024	252,000	262,748
4.50%, 5/15/2035	140,000	135,435
4.55%, 3/9/2049	66,000	59,958
4.75%, 5/15/2046	105,000	99,737
4.80%, 6/15/2044	97,000	91,705
5.20%, 3/15/2020	432,000	464,616
5.35%, 9/1/2040	20,000	20,445
5.50%, 2/1/2018	475,000	493,682
5.80%, 2/15/2019	75,000	80,513
6.00%, 8/15/2040	100,000	110,576
6.38%, 3/1/2041	150,000	172,860
6.50%, 9/1/2037	180,000	210,483
6.55%, 2/15/2039	120,000	140,166
British Telecommunications PLC:
5.95%, 1/15/2018	100,000	104,189
9.13%, 12/15/2030	165,000	250,816
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	125,000	126,735
Cisco Systems, Inc.:
1.40%, 2/28/2018	35,000	35,024
1.60%, 2/28/2019	25,000	24,942
1.65%, 6/15/2018	100,000	100,274
2.20%, 2/28/2021	150,000	149,524
2.45%, 6/15/2020	100,000	101,046
2.50%, 9/20/2026	150,000	142,722
2.60%, 2/28/2023	50,000	49,611
2.90%, 3/4/2021	100,000	102,323
3.00%, 6/15/2022	30,000	30,628
3.50%, 6/15/2025 (a)	45,000	46,712
3.63%, 3/4/2024	150,000	156,897
4.45%, 1/15/2020	204,000	218,241
4.95%, 2/15/2019	348,000	371,302
5.50%, 1/15/2040	106,000	129,535

Deutsche Telekom International Finance B.V.:
6.75%, 8/20/2018	160,000	172,472
8.75%, 6/15/2030	175,000	255,281
Juniper Networks, Inc. 5.95%, 3/15/2041	120,000	122,629
Koninklijke KPN NV 8.38%, 10/1/2030	75,000	100,430
Motorola Solutions, Inc. 3.75%, 5/15/2022	269,000	270,662
Orange SA:
4.13%, 9/14/2021	300,000	317,085
9.00%, 3/1/2031	200,000	299,000
Qwest Corp. 6.75%, 12/1/2021	200,000	217,500
Rogers Communications, Inc.:
2.90%, 11/15/2026	50,000	47,038
4.10%, 10/1/2023	150,000	156,417
4.50%, 3/15/2043	115,000	113,134
5.00%, 3/15/2044	30,000	31,909
6.80%, 8/15/2018	175,000	188,603
Telefonica Emisiones SAU:
5.46%, 2/16/2021	350,000	381,108
7.05%, 6/20/2036	263,000	305,240
TELUS Corp. 2.80%, 2/16/2027 (a)	50,000	46,715
Verizon Communications, Inc.:
1.38%, 8/15/2019	35,000	34,371
1.75%, 8/15/2021	150,000	143,837
2.45%, 11/1/2022 (a)	63,000	60,765
2.63%, 2/21/2020	179,000	180,622
2.63%, 8/15/2026 (a)	65,000	59,791
3.00%, 11/1/2021	100,000	100,754
3.45%, 3/15/2021	169,000	173,969
3.65%, 9/14/2018 (a)	425,000	438,923
3.85%, 11/1/2042	623,000	539,250
4.13%, 8/15/2046	20,000	18,095
4.15%, 3/15/2024	200,000	208,338
4.27%, 1/15/2036	163,000	157,601
4.50%, 9/15/2020	279,000	297,821
4.52%, 9/15/2048	551,000	527,428
4.60%, 4/1/2021	71,000	76,167
4.86%, 8/21/2046	643,000	649,610
5.15%, 9/15/2023	950,000	1,048,677
5.85%, 9/15/2035	150,000	172,080
6.00%, 4/1/2041	148,000	170,866
6.40%, 2/15/2038	146,000	176,240
6.55%, 9/15/2043	305,000	381,210
Vodafone Group PLC:
1.50%, 2/19/2018	200,000	199,250
2.95%, 2/19/2023	200,000	193,976
4.38%, 2/19/2043	200,000	177,612
6.15%, 2/27/2037	113,000	127,211

		17,289,891

TEXTILES — 0.0% (b)
Cintas Corp. No 2
6.15%, 8/15/2036	100,000	117,810

See accompanying notes to financial statements.

173

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

TOBACCO — 0.1%
Reynolds American, Inc.:
4.45%, 6/12/2025	$400,000	$422,120
6.88%, 5/1/2020	100,000	113,340

		535,460

TOYS/GAMES/HOBBIES — 0.0% (b)
Hasbro, Inc. 3.15%, 5/15/2021	50,000	50,506
Mattel, Inc. 2.35%, 8/15/2021	90,000	87,800

		138,306

TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.40%, 9/1/2024	100,000	102,848
3.45%, 9/15/2021	150,000	156,381
3.65%, 9/1/2025	50,000	52,187
3.90%, 8/1/2046	35,000	34,312
4.15%, 4/1/2045	446,000	453,430
4.38%, 9/1/2042	100,000	103,826
4.55%, 9/1/2044	200,000	214,318
4.70%, 9/1/2045	50,000	54,922
4.95%, 9/15/2041	100,000	111,314
7.00%, 12/15/2025	51,000	64,893
Canadian National Railway Co.:
2.25%, 11/15/2022	200,000	194,542
2.75%, 3/1/2026	50,000	48,687
2.85%, 12/15/2021	100,000	101,623
3.20%, 8/2/2046	100,000	88,170
Canadian Pacific Railway Co.:
3.70%, 2/1/2026	26,000	26,810
4.50%, 1/15/2022	90,000	96,839
4.80%, 9/15/2035	70,000	75,597
4.80%, 8/1/2045	50,000	53,930
6.13%, 9/15/2115	30,000	36,156
9.45%, 8/1/2021	100,000	124,744
CSX Corp.:
2.60%, 11/1/2026 (a)	50,000	46,868
3.80%, 11/1/2046	50,000	46,545
3.95%, 5/1/2050	305,000	273,545
4.25%, 6/1/2021	35,000	37,285
4.25%, 11/1/2066	50,000	45,908
4.50%, 8/1/2054	150,000	147,003
6.15%, 5/1/2037	165,000	200,953
FedEx Corp.:
2.63%, 8/1/2022	121,000	120,497
3.20%, 2/1/2025 (a)	100,000	99,608
3.25%, 4/1/2026 (a)	100,000	99,226
4.10%, 2/1/2045	150,000	141,832
4.55%, 4/1/2046	50,000	50,548
4.75%, 11/15/2045	150,000	155,839
JB Hunt Transport Services, Inc. 3.30%, 8/15/2022 (a)	50,000	49,729
Kansas City Southern
4.95%, 8/15/2045	100,000	102,170
Norfolk Southern Corp.:
2.90%, 6/15/2026	100,000	96,279
2.90%, 2/15/2023	35,000	34,683
4.45%, 6/15/2045	150,000	155,766
4.65%, 1/15/2046 (a)	50,000	53,569
4.84%, 10/1/2041	100,000	108,703

Ryder System, Inc.:
Series MTN, 2.50%, 3/1/2018	100,000	100,784
Series MTN, 2.65%, 3/2/2020	100,000	100,382
Series MTN, 3.45%, 11/15/2021	25,000	25,576
Union Pacific Corp.:
2.25%, 6/19/2020	50,000	49,972
2.75%, 3/1/2026	75,000	73,088
3.25%, 8/15/2025	50,000	50,706
3.35%, 8/15/2046	50,000	45,050
3.38%, 2/1/2035	150,000	142,359
3.65%, 2/15/2024	92,000	95,814
3.80%, 10/1/2051	225,000	210,625
4.05%, 11/15/2045	50,000	50,225
4.05%, 3/1/2046	30,000	30,241
4.38%, 11/15/2065	30,000	30,024
United Parcel Service, Inc.:
2.40%, 11/15/2026	50,000	47,279
2.45%, 10/1/2022	121,000	120,280
3.40%, 11/15/2046	50,000	46,144
4.88%, 11/15/2040	200,000	229,974
5.13%, 4/1/2019	100,000	107,325
6.20%, 1/15/2038	100,000	132,062

		5,949,995

TRUCKING & LEASING — 0.0% (b)
GATX Corp.:
2.38%, 7/30/2018	46,000	46,216
2.50%, 3/15/2019	67,000	67,071
4.85%, 6/1/2021	100,000	107,006

		220,293

WATER — 0.0% (b)
American Water Capital Corp.:
3.00%, 12/1/2026	50,000	49,117
4.00%, 12/1/2046	100,000	100,368
4.30%, 12/1/2042	100,000	103,831
6.59%, 10/15/2037	100,000	133,219

		386,535

TOTAL CORPORATE BONDS & NOTES (Cost $332,018,780)		333,911,631

FOREIGN GOVERNMENT OBLIGATIONS — 3.3%
African Development Bank Series GDIF, 1.63%, 10/2/2018	500,000	501,730
Asian Development Bank:
0.88%, 4/26/2018	300,000	298,395
2.00%, 4/24/2026	200,000	189,686
5.82%, 6/16/2028	50,000	62,072
6.22%, 8/15/2027	175,000	221,760
1.00%, 8/16/2019	100,000	98,422
1.50%, 9/28/2018	400,000	400,904
1.50%, 1/22/2020	300,000	298,155
1.63%, 8/26/2020	200,000	198,480
1.75%, 3/21/2019	300,000	301,530
1.75%, 8/14/2026	100,000	92,628
Canada Government International Bond:
1.13%, 3/19/2018	100,000	99,914
1.63%, 2/27/2019	200,000	200,972

See accompanying notes to financial statements.

174

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Colombia Government International Bond:
2.63%, 3/15/2023	$350,000	$329,875
4.00%, 2/26/2024	460,000	464,356
5.63%, 2/26/2044	100,000	103,227
7.38%, 3/18/2019	250,000	277,418
7.38%, 9/18/2037	150,000	182,739
Corp. Andina de Fomento:
2.00%, 5/10/2019	250,000	248,575
4.38%, 6/15/2022	275,000	292,174
European Bank for Reconstruction & Development:
1.50%, 3/16/2020 (a)	200,000	198,244
0.88%, 7/22/2019	50,000	49,060
1.63%, 4/10/2018	50,000	50,170
1.88%, 2/23/2022 (a)	400,000	392,700
European Investment Bank:
1.25%, 5/15/2018	600,000	599,100
1.63%, 3/16/2020	600,000	595,698
2.25%, 8/15/2022	600,000	596,376
4.00%, 2/16/2021	650,000	697,755
Export Development Canada:
1.25%, 12/10/2018	40,000	39,821
1.75%, 7/21/2020	475,000	473,808
Export-Import Bank of Korea:
1.75%, 5/26/2019	200,000	198,854
2.63%, 5/26/2026	200,000	189,192
2.88%, 1/21/2025	250,000	242,752
3.25%, 11/10/2025	100,000	99,642
4.00%, 1/14/2024	300,000	314,574
FMS Wertmanagement AoeR:
1.38%, 6/8/2021	350,000	338,005
1.63%, 11/20/2018	200,000	200,620
Hungary Government International Bond:
5.38%, 3/25/2024	300,000	327,750
6.38%, 3/29/2021	400,000	448,000
7.63%, 3/29/2041	200,000	280,354
Hydro-Quebec:
8.50%, 12/1/2029	100,000	146,264
8.05%, 7/7/2024	15,000	19,744
Inter-American Development Bank:
0.88%, 3/15/2018	200,000	199,054
1.38%, 7/15/2020	150,000	147,628
1.75%, 8/24/2018	500,000	503,255
1.75%, 10/15/2019	100,000	100,235
1.88%, 3/15/2021	250,000	248,367
3.00%, 10/4/2023	375,000	388,815
3.00%, 2/21/2024	255,000	263,841
1.75%, 4/14/2022	600,000	585,324
3.88%, 10/28/2041	35,000	37,840
International Bank for Reconstruction & Development:
0.88%, 7/19/2018	700,000	695,352
1.38%, 3/30/2020	600,000	593,208
1.75%, 4/19/2023	350,000	337,617
1.88%, 10/7/2019	200,000	201,296
1.25%, 7/26/2019	500,000	496,015
1.38%, 5/24/2021	400,000	388,644

1.63%, 2/10/2022	50,000	48,684
1.88%, 3/15/2019	50,000	50,398
2.25%, 6/24/2021	550,000	554,037
0.88%, 8/15/2019	500,000	491,060
International Finance Corp.:
0.88%, 6/15/2018	350,000	347,882
1.75%, 9/4/2018	200,000	201,306
1.13%, 7/20/2021	100,000	95,878
Israel Government International Bond:
2.88%, 3/16/2026	200,000	197,498
4.00%, 6/30/2022	100,000	106,955
4.50%, 1/30/2043	100,000	99,980
5.13%, 3/26/2019	100,000	107,418
Italy Government International Bond 6.88%, 9/27/2023	363,000	424,841
Japan Bank for International Cooperation:
1.75%, 7/31/2018	150,000	150,066
1.88%, 4/20/2021	300,000	292,404
1.88%, 7/21/2026	200,000	182,962
2.00%, 11/4/2021	200,000	194,598
3.38%, 7/31/2023	200,000	208,164
2.13%, 2/7/2019	150,000	150,538
2.13%, 2/10/2025	350,000	332,010
Japan Finance Organization for Municipalities
Series DTC, 4.00%, 1/13/2021	100,000	105,222
Korea Development Bank:
2.50%, 1/13/2021	200,000	198,296
3.38%, 9/16/2025	200,000	201,386
3.75%, 1/22/2024	150,000	154,777
Korea International Bond 4.13%, 6/10/2044	300,000	346,230
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 4/18/2036	875,000	467,495
Zero Coupon, 6/29/2037	125,000	64,531
0.88%, 4/19/2018 (a)	600,000	596,712
1.00%, 1/26/2018	200,000	199,480
1.00%, 7/15/2019	500,000	492,275
1.13%, 8/6/2018	300,000	298,827
1.50%, 2/6/2019	1,400,000	1,399,314
1.50%, 4/20/2020	750,000	741,570
1.50%, 6/15/2021	200,000	194,510
2.00%, 11/30/2021 (a)	200,000	198,090
2.00%, 10/4/2022	125,000	122,618
2.38%, 8/25/2021	500,000	504,215
2.75%, 9/8/2020	100,000	102,747
Landwirtschaftliche Rentenbank:
1.88%, 9/17/2018	100,000	100,808
2.00%, 1/13/2025	100,000	95,743
1.75%, 7/27/2026	100,000	92,313
Mexico Government International Bond:
3.60%, 1/30/2025	200,000	193,162
3.63%, 3/15/2022	834,000	838,220
4.00%, 10/2/2023	200,000	200,838
4.60%, 1/23/2046	200,000	180,034
5.75%, 10/12/2110	300,000	279,255
5.95%, 3/19/2019	476,000	514,818

See accompanying notes to financial statements.

175

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

4.75%, 3/8/2044	$400,000	$366,524
6.75%, 9/27/2034	101,000	120,515
Nordic Investment Bank:
1.13%, 2/25/2019	200,000	198,154
2.25%, 9/30/2021	250,000	250,865
Oesterreichische Kontrollbank AG:
1.38%, 2/10/2020	300,000	295,572
1.50%, 10/21/2020 (a)	100,000	98,169
Panama Government International Bond:
3.88%, 3/17/2028	100,000	98,219
4.00%, 9/22/2024	150,000	152,724
5.20%, 1/30/2020	350,000	376,324
6.70%, 1/26/2036	200,000	243,462
Peruvian Government International Bond:
5.63%, 11/18/2050	100,000	114,270
7.13%, 3/30/2019	100,000	111,254
7.35%, 7/21/2025	75,000	96,637
8.75%, 11/21/2033	250,000	367,785
Philippine Government International Bond:
3.95%, 1/20/2040	200,000	197,834
4.00%, 1/15/2021	350,000	372,537
4.20%, 1/21/2024	150,000	161,527
5.00%, 1/13/2037	200,000	226,464
6.38%, 10/23/2034	50,000	65,237
7.75%, 1/14/2031	200,000	281,800
8.38%, 6/17/2019	250,000	290,145
10.63%, 3/16/2025	100,000	153,991
Poland Government International Bond:
5.00%, 3/23/2022	200,000	217,750
5.13%, 4/21/2021	750,000	817,500
6.38%, 7/15/2019	50,000	55,500
Province of Manitoba Canada 1.75%, 5/30/2019	200,000	200,296
Province of New Brunswick Canada 2.75%, 6/15/2018	200,000	203,690
Province of Ontario Canada:
1.65%, 9/27/2019	100,000	99,466
2.00%, 1/30/2019	200,000	201,244
3.00%, 7/16/2018	750,000	767,017
4.00%, 10/7/2019	400,000	422,868
Province of Quebec Canada:
2.50%, 4/20/2026	150,000	144,570
7.50%, 9/15/2029	355,000	498,001
2.88%, 10/16/2024	200,000	200,952
South Africa Government International Bond:
4.30%, 10/12/2028	100,000	92,750
4.67%, 1/17/2024	450,000	450,000
5.50%, 3/9/2020	200,000	211,750
6.88%, 5/27/2019	50,000	54,125
Svensk Exportkredit AB 1.88%, 6/17/2019	200,000	200,560
Ukraine Government AID Bonds 1.85%, 5/29/2020	376,000	376,880

Uruguay Government International Bond:
4.38%, 10/27/2027	200,000	200,982
5.10%, 6/18/2050	300,000	273,948
7.63%, 3/21/2036	200,000	250,488

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $40,846,897)		40,248,497

U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.7%
Federal Farm Credit Banks:
0.75%, 4/18/2018	1,000,000	995,450
1.10%, 6/1/2018	500,000	498,755
Federal Home Loan Bank:
0.88%, 3/19/2018	1,500,000	1,497,180
0.88%, 6/29/2018	1,000,000	996,450
1.13%, 6/21/2019 (a)	1,000,000	993,930
1.13%, 7/14/2021 (a)	1,300,000	1,254,513
1.25%, 1/16/2019	650,000	649,636
1.88%, 3/8/2019	170,000	171,901
1.88%, 3/13/2020	250,000	252,135
2.00%, 9/14/2018	150,000	151,847
2.13%, 3/10/2023	180,000	177,964
5.50%, 7/15/2036	350,000	457,328
Federal Home Loan Mortgage Corp.:
0.88%, 3/7/2018	440,000	439,058
0.88%, 10/12/2018	600,000	596,670
1.00%, 5/11/2018	1,000,000	997,710
1.25%, 8/1/2019	400,000	398,028
1.25%, 10/2/2019	530,000	526,650
1.30%, 8/28/2019	500,000	496,180
1.38%, 5/1/2020	400,000	396,752
1.75%, 5/30/2019	1,195,000	1,205,910
2.38%, 1/13/2022	1,975,000	2,007,824
2.50%, 9/1/2028	326,693	329,650
2.50%, 10/1/2029	854,639	860,514
2.50%, 1/1/2031	976,684	979,952
2.50%, 5/1/2031	2,965,071	2,974,990
2.50%, 6/1/2031	1,131,319	1,135,103
3.00%, 2/1/2029	580,273	596,860
3.00%, 7/1/2029	628,579	646,547
3.00%, 9/1/2029	997,189	1,025,693
3.00%, 4/1/2030	922,207	947,740
3.00%, 12/1/2030	2,243,548	2,305,663
3.00%, 5/1/2031	1,846,199	1,897,128
3.00%, 7/1/2035	851,746	863,854
3.00%, 4/1/2036	1,782,203	1,805,181
3.00%, 3/1/2043	1,308,903	1,306,211
3.00%, 4/1/2043	2,448,547	2,443,511
3.00%, 7/1/2043	877,966	876,159
3.00%, 8/1/2043	390,077	389,275
3.00%, 9/1/2043	480,481	479,492
3.00%, 10/1/2043	392,235	391,429
3.00%, 6/1/2045	1,741,248	1,731,796
3.00%, 8/1/2045	2,389,405	2,376,434
3.00%, 4/1/2046	2,975,990	2,958,339
3.00%, 9/1/2046	1,966,068	1,954,406
3.00%, 12/1/2046	2,319,216	2,305,461
3.50%, 5/1/2026	766,949	800,774

See accompanying notes to financial statements.

176

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

3.50%, 1/1/2029	$219,327	$229,724
3.50%, 11/1/2029	730,055	763,899
3.50%, 2/1/2030	400,566	419,135
3.50%, 3/1/2032	716,339	745,795
3.50%, 5/1/2043	422,508	434,699
3.50%, 8/1/2043	2,063,412	2,122,947
3.50%, 6/1/2044	565,070	579,869
3.50%, 8/1/2044	1,094,684	1,123,353
3.50%, 10/1/2044	639,240	655,981
3.50%, 11/1/2044	1,021,380	1,048,129
3.50%, 12/1/2044	1,065,807	1,093,720
3.50%, 1/1/2045	1,032,072	1,057,521
3.50%, 2/1/2045	1,440,017	1,475,525
3.50%, 7/1/2045	2,300,485	2,357,210
3.50%, 10/1/2045	1,344,926	1,378,089
3.50%, 12/1/2045	2,028,936	2,078,965
3.50%, 1/1/2046	1,799,947	1,844,751
3.50%, 3/1/2046	4,141,843	4,244,940
3.50%, 5/1/2046	1,353,585	1,387,278
3.75%, 3/27/2019	700,000	737,107
4.00%, 4/1/2019	8,251	8,652
4.00%, 4/1/2024	107,746	112,987
4.00%, 5/1/2025	78,311	82,365
4.00%, 6/1/2025	161,966	170,352
4.00%, 8/1/2025	46,666	49,082
4.00%, 9/1/2025	29,341	30,860
4.00%, 6/1/2026	416,037	438,642
4.00%, 10/1/2040	382,774	403,880
4.00%, 12/1/2041	1,176,552	1,241,267
4.00%, 4/1/2042	844,229	890,664
4.00%, 6/1/2042	1,640,270	1,730,957
4.00%, 5/1/2044	1,070,061	1,124,747
4.00%, 7/1/2044	1,637,797	1,721,497
4.00%, 12/1/2044	642,892	675,747
4.00%, 4/1/2045	1,410,740	1,483,520
4.00%, 10/1/2045	1,988,926	2,091,534
4.00%, 1/1/2046	2,493,290	2,622,463
4.50%, 5/1/2019	108,196	111,265
4.50%, 9/1/2024	1,698	1,806
4.50%, 10/1/2024	97,491	103,698
4.50%, 2/1/2039	3,534	3,809
4.50%, 6/1/2039	297,347	320,486
4.50%, 12/1/2039	227,223	244,905
4.50%, 6/1/2040	8,361	8,998
4.50%, 12/1/2040	861,125	926,716
4.50%, 4/1/2041	12,546	13,511
4.50%, 7/1/2041	599,986	646,113
4.50%, 8/1/2041	42,156	45,397
4.50%, 9/1/2041	258,011	277,847
4.50%, 10/1/2041	1,705,300	1,835,191
4.50%, 10/1/2043	38,352	41,218
4.50%, 3/1/2044	471,614	506,967
4.50%, 8/1/2044	40,543	43,582
4.50%, 9/1/2044	778,603	836,968
4.88%, 6/13/2018	100,000	105,373
5.00%, 3/1/2018	55,394	56,751
5.00%, 11/1/2035	32,334	35,299
5.00%, 12/1/2036	7,041	7,683
5.00%, 2/1/2038	458,759	499,688

5.00%, 3/1/2038	363,200	396,103
5.00%, 6/1/2038	83,038	90,446
5.00%, 11/1/2038	698,742	762,327
5.00%, 1/1/2039	97,606	106,314
5.00%, 2/1/2039	225,965	245,888
5.00%, 3/1/2039	697,551	759,562
5.00%, 10/1/2039	65,819	71,691
5.50%, 2/1/2022	9,260	10,257
5.50%, 11/1/2026	78,150	86,562
5.50%, 6/1/2027	18,986	21,046
5.50%, 4/1/2028	31,032	34,388
5.50%, 7/1/2028	49,730	55,083
5.50%, 7/1/2033	3,375	3,760
5.50%, 1/1/2037	204,820	227,732
5.50%, 9/1/2037	2,699	3,003
5.50%, 11/1/2037	12,740	14,175
5.50%, 1/1/2038	102,943	114,538
5.50%, 4/1/2038	368,291	408,900
5.50%, 7/1/2038	554,198	615,305
5.50%, 10/1/2038	9,521	10,570
5.50%, 11/1/2038	8,314	9,230
6.00%, 8/1/2031	14,395	16,512
6.00%, 3/1/2036	16,256	18,398
6.00%, 8/1/2036	100,262	113,467
6.00%, 1/1/2037	8,597	9,730
6.00%, 12/1/2037	9,697	10,982
6.00%, 10/1/2038	6,230	7,069
6.00%, 3/1/2040	8,419	9,534
6.00%, 5/1/2040	1,035,886	1,173,093
6.25%, 7/15/2032	875,000	1,205,277
6.50%, 11/1/2037	134,389	153,297
6.50%, 2/1/2038	33,200	37,498
6.50%, 9/1/2038	334,339	381,380
6.50%, 9/1/2039	135,392	154,241
6.75%, 3/15/2031	550,000	774,345
Series GMTN, 0.75%, 4/9/2018	400,000	398,476
Series K006, Class A1, 3.40%, 7/25/2019	231,328	236,115
Series K015, Class A1, 2.26%, 10/25/2020	177,385	178,568
Series K025, Class A1, 1.88%, 4/25/2022	550,353	549,264
Series K029, Class A1, 2.84%, 10/25/2022	466,579	476,965
Series K030, Class A2, 3.25%, 4/25/2023 (c)	1,000,000	1,042,580
Series K040, Class A2, 3.24%, 9/25/2024	700,000	722,435
Series K049, Class A2, 3.01%, 7/25/2025	350,000	353,406
Series K053, Class A2, 3.00%, 12/25/2025	350,000	352,594
TBA, 2.50%, 1/23/2032	1,275,000	1,277,341
TBA, 3.00%, 1/18/2047	3,500,000	3,475,801
TBA, 3.50%, 1/18/2047	2,000,000	2,048,125
TBA, 4.00%, 1/18/2047	1,000,000	1,050,469
Federal National Mortgage Association:
Zero Coupon, 10/9/2019	400,000	379,200

See accompanying notes to financial statements.

177

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

0.88%, 3/28/2018	$600,000	$598,698
0.88%, 5/21/2018	765,000	762,606
1.00%, 10/24/2019	800,000	788,928
1.13%, 7/20/2018	250,000	249,880
1.13%, 12/14/2018	250,000	249,415
1.38%, 1/28/2019	325,000	325,618
1.38%, 2/26/2021	450,000	441,099
1.50%, 6/22/2020	500,000	497,605
1.50%, 11/30/2020	150,000	148,193
1.63%, 11/27/2018	400,000	402,940
1.63%, 1/21/2020	250,000	250,730
1.75%, 1/30/2019	100,000	100,832
1.88%, 9/18/2018	300,000	303,447
2.13%, 4/24/2026	400,000	378,408
12 month USD LIBOR + 1.66%, 2.14%, 4/1/2044 (c)	618,005	641,356
2.50%, 7/1/2028	1,003,243	1,011,939
2.50%, 8/1/2028	1,484,162	1,497,027
2.50%, 10/1/2028	682,564	688,480
2.50%, 3/1/2029	2,600,385	2,622,925
2.50%, 2/1/2030	1,117,641	1,122,261
2.50%, 5/1/2030	1,628,135	1,634,867
2.50%, 7/1/2030	551,345	553,624
2.50%, 2/1/2031	1,865,639	1,871,501
2.50%, 10/1/2042	565,984	543,001
2.63%, 9/6/2024	470,000	474,488
3.00%, 8/1/2027	670,182	689,535
3.00%, 11/1/2028	1,181,897	1,215,688
3.00%, 6/1/2029	346,904	356,753
3.00%, 8/1/2029	1,684,432	1,732,252
3.00%, 9/1/2029	634,633	652,650
3.00%, 6/1/2030	1,111,088	1,141,679
3.00%, 9/1/2030	171,228	175,942
3.00%, 11/1/2030	399,183	410,173
3.00%, 12/1/2030	1,302,993	1,338,867
3.00%, 2/1/2035	655,638	665,295
3.00%, 3/1/2035	521,615	529,298
3.00%, 2/1/2036	1,314,767	1,332,747
3.00%, 12/1/2042	750,067	749,742
3.00%, 1/1/2043	1,385,741	1,383,966
3.00%, 3/1/2043	1,554,458	1,552,467
3.00%, 4/1/2043	382,911	382,420
3.00%, 5/1/2043	4,277,733	4,272,252
3.00%, 6/1/2043	2,926,462	2,922,712
3.00%, 7/1/2043	2,732,590	2,729,090
3.00%, 9/1/2045	1,311,888	1,305,774
3.00%, 11/1/2045	3,025,192	3,011,092
3.00%, 5/1/2046	3,000,221	2,984,780
3.00%, 8/1/2046	3,243,219	3,226,527
3.00%, 9/1/2046	3,072,863	3,057,048
3.50%, 10/1/2025	259,312	270,459
3.50%, 11/1/2025	291,266	303,786
3.50%, 3/1/2026	182,261	190,157
3.50%, 1/1/2027	1,006,725	1,049,999
3.50%, 5/1/2029	333,038	348,114
3.50%, 10/1/2029	644,806	673,995
3.50%, 12/1/2029	591,969	618,767
3.50%, 1/1/2030	674,480	706,760
3.50%, 6/1/2034	1,215,667	1,266,484

3.50%, 7/1/2034	2,294,020	2,389,914
3.50%, 12/1/2040	1,166,351	1,202,089
3.50%, 5/1/2042	2,435,031	2,510,460
3.50%, 8/1/2042	943,972	973,213
3.50%, 10/1/2042	777,720	801,811
3.50%, 1/1/2043	347,595	358,363
3.50%, 5/1/2043	319,381	328,920
3.50%, 7/1/2043	1,224,785	1,261,367
3.50%, 1/1/2044	1,227,827	1,264,499
3.50%, 10/1/2044	927,040	952,161
3.50%, 1/1/2045	1,491,684	1,531,015
3.50%, 4/1/2045	1,673,069	1,716,114
3.50%, 5/1/2045	1,156,170	1,185,916
3.50%, 8/1/2045	3,492,765	3,582,628
3.50%, 11/1/2045	1,345,705	1,380,328
3.50%, 12/1/2045	7,402,725	7,593,186
3.50%, 2/1/2046	8,355,632	8,572,417
4.00%, 7/1/2018	60,971	62,756
4.00%, 8/1/2018	201,850	207,696
4.00%, 1/1/2020	1,866	1,922
4.00%, 4/1/2024	157,512	165,178
4.00%, 1/1/2025	168,156	176,340
4.00%, 3/1/2026	112,711	118,853
4.00%, 12/1/2034	724,208	769,762
4.00%, 12/1/2040	1,730,304	1,827,014
4.00%, 3/1/2041	1,361,811	1,437,745
4.00%, 12/1/2041	1,735,793	1,832,580
4.00%, 2/1/2042	508,043	536,486
4.00%, 10/1/2043	1,012,270	1,065,750
4.00%, 12/1/2043	140,913	148,358
4.00%, 6/1/2044	968,786	1,018,964
4.00%, 7/1/2044	1,001,634	1,053,514
4.00%, 9/1/2044	785,249	825,921
4.00%, 10/1/2044	1,297,520	1,364,725
4.00%, 12/1/2044	1,237,031	1,301,103
4.00%, 3/1/2045	1,050,315	1,105,489
4.00%, 5/1/2045	1,552,901	1,634,476
4.00%, 7/1/2045	1,397,945	1,471,381
4.00%, 9/1/2045	2,857,497	3,007,604
4.00%, 12/1/2045	2,610,383	2,747,509
4.00%, 4/1/2046	1,767,152	1,860,699
4.50%, 4/1/2023	386,135	409,715
4.50%, 8/1/2023	424	436
4.50%, 4/1/2031	380,545	410,676
4.50%, 4/1/2039	816,906	882,059
4.50%, 4/1/2040	719,682	775,937
4.50%, 10/1/2040	465,354	501,730
4.50%, 2/1/2041	922,038	994,818
4.50%, 5/1/2041	491,365	529,773
4.50%, 1/1/2042	1,635,648	1,764,756
4.50%, 9/1/2043	399,189	429,844
4.50%, 11/1/2043	1,195,236	1,287,023
4.50%, 12/1/2043	1,102,912	1,187,609
4.50%, 1/1/2044	291,129	313,524
4.50%, 2/1/2044	719,054	774,367
4.50%, 6/1/2044	1,441,082	1,552,605
5.00%, 6/1/2018	19,795	20,259
5.00%, 7/1/2035	764,729	836,440
5.00%, 7/1/2040	370,213	404,124

See accompanying notes to financial statements.

178

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

5.00%, 9/1/2040	$491,201	$536,195
5.00%, 2/1/2041	1,235,371	1,348,531
5.00%, 1/1/2042	1,060,264	1,157,385
5.00%, 3/1/2042	1,043,094	1,138,641
5.00%, 12/1/2043	249,156	271,819
5.00%, 7/1/2044	944,428	1,033,859
5.50%, 7/1/2035	331,277	369,382
5.50%, 6/1/2038	119,099	132,494
5.50%, 12/1/2038	409,341	455,381
5.50%, 12/1/2039	596,807	663,932
5.50%, 4/1/2040	785,937	878,881
5.50%, 7/1/2041	673,046	749,739
6.00%, 2/1/2037	338,850	383,372
6.00%, 10/1/2039	504,374	570,643
6.00%, 4/1/2040	646,694	733,322
6.25%, 5/15/2029	80,000	106,209
6.63%, 11/15/2030	515,000	715,598
7.13%, 1/15/2030	125,000	179,433
7.25%, 5/15/2030	410,000	594,352
Series 2013-M12, Class APT, 2.40%, 3/25/2023 (c)	802,335	796,005
Series 2014-M1, Class ASQ2, 2.32%, 11/25/2018 (c)	653,039	658,093
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (c)	888,000	925,074
Series 2014-M3, Class A2, 3.47%, 1/25/2024 (c)	400,000	417,032
TBA, 3.00%, 1/23/2032	2,500,000	2,565,430
TBA, 3.00%, 1/18/2047	2,000,000	1,987,500
TBA, 3.50%, 1/18/2047	2,000,000	2,050,000
TBA, 4.00%, 1/18/2047	1,000,000	1,051,250
Government National Mortgage Association:
3.00%, 12/15/2042	1,125,436	1,143,253
3.00%, 12/20/2042	2,034,824	2,069,014
3.00%, 2/20/2043	1,783,799	1,813,965
3.00%, 4/20/2043	1,860,876	1,892,344
3.00%, 6/20/2043	1,283,852	1,305,563
3.00%, 12/20/2044	689,999	699,959
3.00%, 3/20/2045	783,821	794,620
3.00%, 4/20/2045	1,184,302	1,200,618
3.00%, 8/20/2045	1,559,038	1,580,517
3.00%, 1/20/2046	874,359	886,405
3.00%, 4/20/2046	1,757,280	1,781,479
3.00%, 5/20/2046	3,743,295	3,794,842
3.00%, 11/20/2046	1,746,141	1,770,186
3.50%, 2/15/2042	2,391,344	2,500,061
3.50%, 4/15/2042	1,246,023	1,302,670
3.50%, 6/20/2042	1,194,436	1,250,049
3.50%, 4/15/2043	378,505	395,486
3.50%, 4/20/2043	1,174,865	1,229,567
3.50%, 7/20/2043	2,924,473	3,057,013
3.50%, 9/20/2043	1,150,861	1,203,019
3.50%, 10/20/2043	567,532	593,253
3.50%, 12/20/2043	263,413	275,351
3.50%, 1/20/2044	536,006	560,298
3.50%, 3/20/2044	512,493	533,665
3.50%, 10/20/2044	1,009,322	1,051,018
3.50%, 12/20/2044	778,868	811,045

3.50%, 2/20/2045	600,379	624,640
3.50%, 3/20/2045	736,368	766,124
3.50%, 4/20/2045	4,475,412	4,656,262
3.50%, 6/20/2045	1,124,711	1,170,160
3.50%, 10/20/2045	1,621,634	1,687,163
3.50%, 11/20/2045	396,606	412,632
3.50%, 3/20/2046	3,358,800	3,495,866
3.50%, 4/20/2046	2,899,719	3,018,051
3.50%, 5/20/2046	2,968,239	3,089,367
4.00%, 4/15/2040	1,111,635	1,180,292
4.00%, 6/15/2040	74,902	79,528
4.00%, 3/20/2044	206,322	219,561
4.00%, 4/20/2044	305,084	324,660
4.00%, 6/20/2044	442,326	470,708
4.00%, 7/15/2044	1,216,554	1,295,775
4.00%, 8/20/2044	456,885	486,201
4.00%, 9/20/2044	459,977	489,492
4.00%, 10/20/2044	425,858	453,184
4.00%, 12/20/2044	1,045,565	1,112,655
4.00%, 2/20/2045	746,000	793,868
4.00%, 5/15/2045	1,082,740	1,150,394
4.00%, 6/15/2045	936,449	994,961
4.00%, 8/20/2045	777,278	826,157
4.00%, 9/20/2045	1,197,744	1,273,064
4.00%, 10/20/2045	1,112,087	1,182,021
4.00%, 11/20/2045	3,946,267	4,194,429
4.00%, 5/20/2046	267,765	284,629
4.50%, 6/15/2039	69,501	75,463
4.50%, 7/15/2039	255,061	276,942
4.50%, 4/15/2040	1,055,196	1,148,142
4.50%, 6/15/2040	619,521	674,092
4.50%, 3/15/2041	310,002	337,308
4.50%, 6/15/2041	344,147	374,246
4.50%, 9/20/2041	256,011	275,202
4.50%, 12/15/2041	52,440	57,026
4.50%, 1/15/2042	222,638	241,738
4.50%, 10/20/2043	186,471	199,410
4.50%, 4/20/2044	455,026	486,600
4.50%, 11/20/2044	1,103,225	1,179,107
4.50%, 12/20/2044	331,488	354,289
4.50%, 8/20/2045	640,009	684,030
4.50%, 9/20/2045	296,862	318,821
4.50%, 10/20/2045	1,110,807	1,187,210
4.50%, 4/20/2046	674,029	720,390
5.00%, 12/15/2038	289,382	316,936
5.00%, 4/15/2039	1,678,649	1,835,569
5.00%, 5/15/2039	108,448	118,585
5.00%, 11/20/2041	1,458,398	1,591,033
5.00%, 5/20/2044	322,002	351,286
5.00%, 11/20/2044	431,535	471,176
5.50%, 6/15/2038	438,318	489,115
5.50%, 7/15/2038	513,618	573,141
5.50%, 2/15/2039	81,171	90,578
5.50%, 5/20/2044	479,645	535,992
6.00%, 1/15/2038	35,744	40,620
6.00%, 4/15/2038	216,423	245,056
6.00%, 6/15/2041	212,464	241,447
TBA, 3.00%, 1/24/2047	4,750,000	4,808,633
TBA, 3.50%, 1/24/2047	3,500,000	3,639,453

See accompanying notes to financial statements.

179

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

TBA, 4.00%, 1/24/2047	$500,000	$531,094
Tennessee Valley Authority:
2.88%, 9/15/2024	300,000	306,072
4.63%, 9/15/2060	14,000	15,394
5.25%, 9/15/2039	350,000	436,485
7.13%, 5/1/2030	66,000	93,827

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $377,421,163)		374,375,422

U.S. TREASURY OBLIGATIONS — 35.5%
Treasury Bonds:
2.25%, 8/15/2046 (a)	1,200,000	1,009,380
2.50%, 2/15/2045	3,980,000	3,546,697
2.50%, 2/15/2046	4,300,000	3,823,087
2.50%, 5/15/2046	150,000	133,352
2.75%, 8/15/2042	2,151,000	2,032,867
2.75%, 11/15/2042	2,552,000	2,410,517
2.88%, 5/15/2043	1,900,000	1,836,369
2.88%, 8/15/2045	4,200,000	4,042,626
2.88%, 11/15/2046	700,000	676,039
3.00%, 11/15/2044	1,764,000	1,743,485
3.00%, 5/15/2045	200,000	197,354
3.00%, 11/15/2045	4,300,000	4,243,111
3.13%, 11/15/2041	2,518,000	2,556,550
3.13%, 2/15/2042	2,232,000	2,266,217
3.13%, 2/15/2043	1,342,000	1,360,090
3.13%, 8/15/2044	2,578,000	2,610,019
3.38%, 5/15/2044	2,664,000	2,826,131
3.50%, 2/15/2039	700,000	765,569
3.63%, 8/15/2043	3,950,000	4,382,209
3.63%, 2/15/2044	2,032,000	2,253,508
3.75%, 8/15/2041	150,000	169,011
3.75%, 11/15/2043	4,012,000	4,550,812
3.88%, 8/15/2040	150,000	172,259
4.25%, 11/15/2040	400,000	485,692
4.38%, 11/15/2039	500,000	617,275
4.38%, 5/15/2040	4,750,000	5,868,530
4.38%, 5/15/2041	1,544,000	1,910,762
4.50%, 2/15/2036	750,000	949,223
4.63%, 2/15/2040	600,000	766,854
4.75%, 2/15/2037	750,000	976,095
4.75%, 2/15/2041	500,000	651,960
5.25%, 11/15/2028	500,000	636,555
5.25%, 2/15/2029	250,000	319,568
5.38%, 2/15/2031	1,512,000	2,014,438
5.50%, 8/15/2028	500,000	647,370
6.13%, 11/15/2027	1,300,000	1,744,743
6.25%, 8/15/2023	1,000,000	1,250,380
6.50%, 11/15/2026	2,030,000	2,749,655
6.88%, 8/15/2025	750,000	1,014,630
7.13%, 2/15/2023	1,000,000	1,288,120
7.88%, 2/15/2021	172,000	213,395
8.13%, 8/15/2019	900,000	1,055,727
8.75%, 5/15/2020	738,000	910,633
8.75%, 8/15/2020	1,520,000	1,898,054
8.88%, 2/15/2019	180,000	209,160
Treasury Notes:
0.63%, 4/30/2018	7,200,000	7,164,360

0.63%, 6/30/2018	1,000,000	993,750
0.75%, 1/31/2018	13,875,000	13,846,417
0.75%, 2/28/2018	250,000	249,365
0.75%, 3/31/2018	4,425,000	4,412,035
0.75%, 8/31/2018	750,000	745,373
0.75%, 10/31/2018 (a)	7,100,000	7,048,667
0.75%, 8/15/2019	800,000	787,712
0.88%, 1/15/2018	3,570,000	3,568,465
0.88%, 3/31/2018	500,000	499,370
0.88%, 5/31/2018	950,000	948,176
0.88%, 10/15/2018	500,000	497,595
0.88%, 7/31/2019	490,000	484,301
1.00%, 2/15/2018	3,700,000	3,701,517
1.00%, 3/15/2018	500,000	500,230
1.00%, 5/31/2018	1,500,000	1,499,400
1.00%, 9/15/2018	500,000	498,885
1.00%, 11/30/2018 (a)	1,500,000	1,495,185
1.00%, 3/15/2019	2,200,000	2,188,296
1.00%, 9/30/2019	250,000	247,372
1.00%, 11/30/2019	250,000	246,970
1.13%, 12/31/2019	250,000	247,543
1.13%, 4/30/2020	400,000	394,480
1.13%, 2/28/2021	6,700,000	6,519,435
1.13%, 6/30/2021	400,000	387,160
1.13%, 9/30/2021	1,000,000	964,590
1.25%, 10/31/2018	3,400,000	3,405,202
1.25%, 11/15/2018	1,600,000	1,602,448
1.25%, 11/30/2018	250,000	250,327
1.25%, 12/15/2018	3,300,000	3,303,333
1.25%, 1/31/2019	5,470,000	5,472,407
1.25%, 1/31/2020	7,950,000	7,891,567
1.25%, 2/29/2020	1,680,000	1,666,459
1.25%, 3/31/2021	1,300,000	1,269,970
1.38%, 6/30/2018	250,000	251,168
1.38%, 7/31/2018	750,000	753,405
1.38%, 9/30/2018	1,888,000	1,895,099
1.38%, 11/30/2018	250,000	250,895
1.38%, 12/31/2018	300,000	300,981
1.38%, 2/28/2019	3,300,000	3,308,745
1.38%, 1/31/2020	17,300,000	17,234,261
1.38%, 2/29/2020	8,190,000	8,150,852
1.38%, 3/31/2020	4,250,000	4,227,603
1.38%, 4/30/2020	1,400,000	1,390,984
1.38%, 5/31/2020	400,000	397,444
1.38%, 8/31/2020	2,450,000	2,424,496
1.38%, 1/31/2021	1,500,000	1,476,150
1.38%,4/30/2021	3,650,000	3,580,759
1.38%, 6/30/2023	4,500,000	4,275,855
1.38%, 8/31/2023	3,100,000	2,937,653
1.50%, 8/31/2018	5,375,000	5,408,540
1.50%, 12/31/2018	6,200,000	6,236,147
1.50%, 1/31/2019	750,000	754,102
1.50%, 2/28/2019	750,000	754,080
1.50%, 3/31/2019	2,250,000	2,261,272
1.50%, 5/31/2019	1,250,000	1,255,663
1.50%, 10/31/2019	1,000,000	1,002,420
1.50%, 11/30/2019	2,685,000	2,690,343
1.50%, 1/31/2022	1,450,000	1,417,288
1.50%, 2/28/2023	5,900,000	5,675,151

See accompanying notes to financial statements.

180

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

1.50%, 3/31/2023	$2,000,000	$1,922,500
1.50%, 8/15/2026 (a)	2,200,000	2,023,714
1.63%, 3/31/2019	1,392,000	1,402,941
1.63%, 4/30/2019	1,475,000	1,486,505
1.63%, 6/30/2019	6,500,000	6,548,880
1.63%, 7/31/2019	1,042,000	1,049,169
1.63%, 8/31/2019	1,542,000	1,552,578
1.63%, 12/31/2019	3,200,000	3,215,584
1.63%, 7/31/2020	250,000	249,833
1.63%, 11/30/2020	2,000,000	1,991,980
1.63%, 8/15/2022	1,972,000	1,923,765
1.63%, 11/15/2022	3,964,000	3,858,914
1.63%, 5/31/2023	2,000,000	1,932,720
1.63%, 10/31/2023	5,000,000	4,811,850
1.63%, 2/15/2026	6,000,000	5,607,240
1.63%, 5/15/2026	800,000	746,064
1.75%, 9/30/2019	1,265,000	1,277,308
1.75%, 10/31/2020	1,900,000	1,903,800
1.75%, 12/31/2020	1,500,000	1,499,610
1.75%, 3/31/2022	500,000	493,420
1.75%, 5/15/2022	3,966,000	3,908,691
1.75%, 9/30/2022	2,500,000	2,452,975
1.75%, 5/15/2023	3,950,000	3,848,050
1.88%, 10/31/2022	47,000	46,379
2.00%, 7/31/2020	650,000	658,359
2.00%, 9/30/2020	400,000	404,536
2.00%, 11/30/2020	3,400,000	3,435,054
2.00%, 2/28/2021	650,000	655,265
2.00%, 5/31/2021	800,000	804,928
2.00%, 8/31/2021	2,150,000	2,158,600
2.00%, 10/31/2021	300,000	300,858
2.00%, 11/15/2021	1,150,000	1,153,185
2.00%, 2/15/2022	970,000	971,659
2.00%, 11/30/2022	6,000,000	5,960,580
2.00%, 2/15/2023	9,040,000	8,967,680
2.00%, 2/15/2025	950,000	924,834
2.00%, 8/15/2025	200,000	193,786
2.13%, 8/31/2020	1,000,000	1,016,080
2.13%, 1/31/2021	650,000	658,671
2.13%, 6/30/2021	1,000,000	1,010,680
2.13%, 8/15/2021	3,202,000	3,232,419
2.13%, 9/30/2021	800,000	807,152
2.13%, 12/31/2021	1,000,000	1,008,550
2.13%, 6/30/2022	500,000	501,775
2.13%, 12/31/2022	3,400,000	3,398,674
2.13%, 11/30/2023 (a)	2,000,000	1,987,420
2.13%, 5/15/2025	4,699,000	4,608,168
2.25%, 7/31/2018	416,000	423,538
2.25%, 3/31/2021	1,150,000	1,171,045
2.25%, 4/30/2021	1,000,000	1,017,660
2.25%, 7/31/2021	900,000	914,256
2.25%, 12/31/2023	3,000,000	3,002,340
2.25%, 11/15/2024	8,044,000	7,996,621
2.25%, 11/15/2025	1,800,000	1,777,356
2.38%, 12/31/2020	2,678,000	2,743,504
2.38%, 8/15/2024	3,655,000	3,672,836
2.50%, 8/15/2023	2,350,000	2,392,394
2.50%, 5/15/2024	10,720,000	10,884,874
2.63%, 4/30/2018	1,000,000	1,021,100

2.63%, 8/15/2020	4,700,000	4,859,706
2.63%, 11/15/2020	12,096,000	12,502,063
2.75%, 2/28/2018	2,000,000	2,040,540
2.75%, 2/15/2019	800,000	824,944
2.75%, 11/15/2023	5,383,000	5,560,531
2.75%, 2/15/2024	6,528,000	6,744,534
3.13%, 5/15/2019	3,175,000	3,309,334
3.13%, 5/15/2021	1,404,000	1,479,282
3.38%, 11/15/2019	2,200,000	2,321,000
3.50%, 2/15/2018	2,250,000	2,312,595
3.50%, 5/15/2020	1,555,000	1,652,716
3.63%, 8/15/2019	750,000	793,718
3.63%, 2/15/2020	2,200,000	2,340,778
3.63%, 2/15/2021	3,484,000	3,739,342
3.75%, 11/15/2018	1,200,000	1,256,928

TOTAL U.S. TREASURY OBLIGATIONS (Cost $435,794,077)		432,424,714

MUNICIPAL BONDS & NOTES — 1.0%
ALABAMA — 0.0% (b)
Alabama Economic Settlement Authority Series B, 4.26%, 9/15/2032	35,000	35,815

CALIFORNIA — 0.3%
California, Bay Area Toll Authority Revenue Series S1-SUB, 7.04%, 4/1/2050	100,000	141,729
California, State General Obligation:
7.30%, 10/1/2039	500,000	707,640
7.35%, 11/1/2039	110,000	156,180
7.50%, 4/1/2034	175,000	247,362
7.55%, 4/1/2039	225,000	332,921
7.63%, 3/1/2040	90,000	133,157
Los Angeles, CA, Community College District, General Obligation 6.60%, 8/1/2042	300,000	419,637
Los Angeles, CA, Department of Water & Power Revenue:
6.57%, 7/1/2045	150,000	206,518
6.60%, 7/1/2050	160,000	224,042
Los Angeles, CA, Unified School District, General Obligation Series RY, 6.76%, 7/1/2034	150,000	201,300
Sacramento, CA, Municipal Utility District, Electricity Revenue 6.16%, 5/15/2036	110,000	132,205
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue 6.26%, 4/1/2049	285,000	387,939
San Francisco, CA, City & County Public Utilities Commission, Water Revenue Series DE, 6.00%, 11/1/2040	50,000	61,192
State of California Department of Water Res. Power Supply Revenue Series P, 2.00%, 5/1/2022	25,000	24,295
University. of California:
Series AD, 4.86%, 5/15/2112	150,000	144,976

See accompanying notes to financial statements.

181

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series AQ, 4.77%, 5/15/2115	$75,000	$71,705
Series J, 4.13%, 5/15/2045	250,000	248,025

		3,840,823

CONNECTICUT — 0.0% (b)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	112,915
Connecticut, State Special Tax Obligation Revenue Series B, 5.46%, 11/1/2030	120,000	139,859
State of Connecticut 5.63%, 12/1/2029	155,000	182,635

		435,409

GEORGIA — 0.1%
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	175,000	217,037
7.06%, 4/1/2057	100,000	113,666
State of Georgia Series H, 4.50%, 11/1/2025	200,000	220,738

		551,441

ILLINOIS — 0.1%
Chicago Transit Authority Series B, 6.90%, 12/1/2040	70,000	87,620
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	25,000	29,923
City of Chicago IL:
Series B, 7.38%, 1/1/2033	35,000	36,327
Series B, 7.75%, 1/1/2042	50,000	50,722
Illinois, State Toll Highway Authority Revenue 5.85%, 12/1/2034	220,000	268,627
State of Illinois:
5.10%, 6/1/2033	320,000	282,822
5.65%, 12/1/2038	5,000	4,634
7.35%, 7/1/2035	500,000	541,090

		1,301,765

KANSAS — 0.0% (b)
Kansas Devlopment Finance Authority Series H, 4.93%, 4/15/2045	50,000	53,470

LOUISIANA — 0.0% (b)
East Baton Rouge, LA, Sewer Commission Revenue 6.09%, 2/1/2045	360,000	396,695

MASSACHUSETTS — 0.0% (b)
Commonwealth of Massachusetts:
4.91%, 5/1/2029	100,000	115,449
Series F, 3.28%, 6/1/2046	50,000	45,365

		160,814

MISSISSIPPI — 0.0% (b)
Mississippi, State General Obligation 5.25%, 11/1/2034	100,000	119,973

MISSOURI — 0.0% (b)
Missouri, State Health & Educational Facilities Authority Revenue 3.09%, 9/15/2051	50,000	41,808

NEW JERSEY — 0.1%
New Jersey Economic Development Authority Series A, 7.43%, 2/15/2029	525,000	625,428
New Jersey, State Transportation Trust Revenue Series C, 6.10%, 12/15/2028	100,000	105,835
New Jersey, State Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	275,000	384,766
Rutgers University, Revenue 5.67%, 5/1/2040	255,000	299,602

		1,415,631

NEW YORK — 0.2%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	271,545
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	120,603
New York, NY, General Obligation:
5.52%, 10/1/2037	85,000	102,828
Series A2, 5.21%, 10/1/2031	100,000	114,535
New York, NY, Metropolitan Transportation Authority Revenue:
6.55%, 11/15/2031	200,000	252,152
6.67%, 11/15/2039	150,000	198,921
New York, State Dormitory Authority, State Personal Income Tax Revenue 5.63%, 3/15/2039	105,000	127,948
Port Authority of New York & New Jersey:
5.86%, 12/1/2024	325,000	390,497
Series 192, 4.81%, 10/15/2065	150,000	161,433

		1,740,462

OHIO — 0.0% (b)
Ohio State University, General Receipts Revenue:
4.05%, 12/1/2056	50,000	49,709
Series C, 4.91%, 6/1/2040	100,000	114,051
Ohio, American Municipal Power, Inc., Revenue 8.08%, 2/15/2050	200,000	303,712

		467,472

OREGON — 0.0% (b)
Oregon School Boards Association Series B, 5.68%, 6/30/2028	100,000	118,070
Port of Morrow, OR, Revenue 2.99%, 9/1/2036	50,000	44,799

		162,869

See accompanying notes to financial statements.

182

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

PENNSYLVANIA — 0.1%
Pennsylvania, State General Obligation 5.45%, 2/15/2030	$240,000	$278,810
Pennsylvania, Turnpike Commission Revenue Series B, 5.51%, 12/1/2045	75,000	90,370
State Public School Building Authority 5.00%, 9/15/2027	99,000	100,603

		469,783

SOUTH CAROLINA — 0.0% (b)
California, State Public Service Authority Series D, 2.39%, 12/1/2023	100,000	97,143

TENNESSEE — 0.0% (b)
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue Series B, 4.05%, 7/1/2026	10,000	10,345

TEXAS — 0.1%
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	165,000	218,148
North Texas, Tollway Authority Revenue Series C, 6.72%, 1/1/2049	50,000	70,161
San Antonio, TX, Public Service Board Revenue 5.99%, 2/1/2039	75,000	94,637
Texas, State General Obligation:
5.52%, 4/1/2039	100,000	125,715
Series A, 4.63%, 4/1/2033	200,000	226,194
Texas, State Transportation Commission, Revenue, Series B Series B-, 5.18%, 4/1/2030	110,000	129,006
University of Texas System, Revenue Series A, 3.85%, 8/15/2046	50,000	50,835

		914,696

WASHINGTON — 0.0% (b)
Washington, State General Obligation 5.14%, 8/1/2040	150,000	179,230

TOTAL MUNICIPAL BONDS & NOTES (Cost $12,048,987)		12,395,644

ASSET-BACKED SECURITIES — 0.4%
AUTOMOBILE — 0.2%
AmeriCredit Automobile Receivables Trust
Series 2014-3, Class C, 2.58%, 9/8/2020	1,000,000	1,010,991
Capital Auto Receivables Asset Trust
Series 2015-3, Class A3, 1.94%, 1/21/2020	500,000	502,363
CarMax Auto Owner Trust
Series 2015-4, Class A4, 1.83%, 6/15/2021	750,000	749,549

GM Financial Automobile Leasing Trust
Series 2015-2, Class A3, 1.68%, 12/20/2018	600,000	601,447

		2,864,350

CREDIT CARD — 0.1%
Capital One Multi-Asset Execution Trust
Series 2016-A4, Class A4, 1.33%, 6/15/2022	500,000	493,177
Citibank Credit Card Issuance Trust
Series 2008-A1, Class A1, 5.35%, 2/7/2020	525,000	547,250

		1,040,427

FOREST PRODUCTS & PAPER — 0.1%
Citibank Credit Card Issuance Trust
Series 2007-A3, Class A3, 6.15%, 6/15/2039	250,000	327,853
Discover Card Execution Note Trust
Series 2014-A4, Class A4, 2.12%, 12/15/2021	500,000	503,115

		830,968

IRON/STEEL — 0.0% (b)
Chase Issuance Trust
Series 2015-A2, Class A2, 1.59%, 2/18/2020	500,000	501,064

TOTAL ASSET-BACKED SECURITIES (Cost $5,272,093)		5,236,809

MORTGAGE-BACKED SECURITIES — 1.1%
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Class A4, 3.02%, 9/10/2045	500,000	511,350
Series 2014-GC25, Class A3, 3.37%, 10/10/2047	500,000	507,840
COMM Mortgage Trust:
Series 2012-LC4, Class AM, 4.06%, 12/10/2044	1,500,000	1,583,475
Series 2014-UBS3, Class A4, 3.82%, 6/10/2047	500,000	523,035
Commercial Mortgage Pass Through Certificates
Series 2014-CR14, Class A3, 3.96%, 2/10/2047	500,000	529,575
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A1, 1.72%, 8/15/2048	820,211	816,536
FHLMC Multifamily Structured Pass Through Certificates
4.49%, 11/25/2019	1,000,000	1,066,090
GS Mortgage Securities Corp. II
Series 2015-GC30, Class A4, 3.38%, 5/10/2050	1,600,000	1,625,952
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C6, Class ASB, 3.14%, 5/15/2045	244,276	250,796

See accompanying notes to financial statements.

183

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series 2013-C10, Class A5, 3.14%, 12/15/2047	$500,000	$509,365
Series 2014-C20, Class A2, 2.87%, 7/15/2047	900,000	917,892
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class A4, 3.80%, 9/15/2047	1,500,000	1,557,660
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class A3, 3.45%, 7/15/2050	500,000	509,405
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class A4, 3.19%, 3/10/2046	1,000,000	1,016,490
Wells Fargo Commercial Mortgage Trust
Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,335,000	1,390,349
WFRBS Commercial Mortgage Trust
Series 2012-C9, Class A3, 2.87%, 11/15/2045	200,000	202,358

TOTAL MORTGAGE-BACKED SECURITIES (Cost $13,620,735)		13,518,168

	Shares

SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (f) (g)	23,309,108	23,309,108

State Street Navigator Securities Lending Government Money Market Portfolio (g) (h)	5,494,773	5,494,773

TOTAL SHORT-TERM INVESTMENTS (Cost $28,803,881)		28,803,881

TOTAL INVESTMENTS — 101.8% (Cost $1,245,826,613)		1,240,914,766
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(21,909,851)

NET ASSETS — 100.0%		$1,219,004,915

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Amount is less than 0.05% of net assets.
(c)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2016.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.3% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of December 31, 2016. Maturity date shown is the final maturity.
(f)	The rate shown is the annualized seven-day yield at December 31, 2016.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

GMTN = Global Medium Term Note

MTN = Medium Term Note

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$571,852	$—	$571,852
Aerospace & Defense	—	4,424,656	—	4,424,656
Agriculture	—	2,902,188	—	2,902,188
Airlines	—	1,241,855	—	1,241,855
Apparel	—	190,294	—	190,294
Auto Manufacturers	—	6,595,035	—	6,595,035
Auto Parts & Equipment.	—	440,866	—	440,866
Banks	—	70,018,115	—	70,018,115
Beverages	—	9,677,151	—	9,677,151
Biotechnology	—	4,866,427	—	4,866,427
Chemicals	—	5,608,741	—	5,608,741

See accompanying notes to financial statements.

184

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Commercial Services	$—	$2,582,089	$—	$2,582,089
Construction Materials	—	1,120,287	—	1,120,287
Distribution & Wholesale	—	115,475	—	115,475
Diversified Financial Services	—	11,929,395	—	11,929,395
Electric	—	23,181,182	—	23,181,182
Electrical Components & Equipment	—	404,806	—	404,806
Electronics	—	2,403,679	—	2,403,679
Engineering & Construction	—	460,656	—	460,656
Environmental Control	—	884,245	—	884,245
Food	—	5,184,202	—	5,184,202
Forest Products & Paper	—	1,380,029	—	1,380,029
Gas	—	1,128,383	—	1,128,383
Hand & Machine Tools	—	315,498	—	315,498
Health Care Products	—	6,014,851	—	6,014,851
Health Care Services	—	5,710,193	—	5,710,193
Holding Companies-Divers	—	423,786	—	423,786
Home Builders	—	143,363	—	143,363
Home Furnishings	—	197,313	—	197,313
Household Products	—	1,046,627	—	1,046,627
Household Products & Wares	—	657,085	—	657,085
Housewares	—	774,417	—	774,417
Insurance	—	10,809,328	—	10,809,328
Internet	—	2,354,561	—	2,354,561
Investment Company Security	—	302,857	—	302,857
Iron/Steel	—	909,678	—	909,678
IT Services	—	7,751,231	—	7,751,231
Leisure Time	—	169,731	—	169,731
Lodging	—	478,114	—	478,114
Machinery, Construction & Mining	—	1,347,869	—	1,347,869
Machinery-Diversified	—	2,108,882	—	2,108,882
Media	—	12,130,151	—	12,130,151
Metal Fabricate & Hardware	—	546,168	—	546,168
Mining	—	3,063,341	—	3,063,341
Miscellaneous Manufacturer	—	2,762,131	—	2,762,131
Multi-National	—	5,314,364	—	5,314,364
Office & Business Equipment	—	493,039	—	493,039
Oil & Gas	—	23,611,738	—	23,611,738
Oil & Gas Services	—	1,394,995	—	1,394,995
Packaging & Containers	—	363,599	—	363,599
Pharmaceuticals	—	16,768,903	—	16,768,903
Pipelines	—	11,216,275	—	11,216,275
Real Estate	—	599,933	—	599,933
Real Estate Investment Trusts	—	9,587,887	—	9,587,887
Retail	—	11,483,729	—	11,483,729
Semiconductors	—	3,490,201	—	3,490,201
Software	—	7,619,895	—	7,619,895
Telecommunications	—	17,289,891	—	17,289,891
Textiles	—	117,810	—	117,810
Tobacco	—	535,460	—	535,460
Toys/Games/Hobbies	—	138,306	—	138,306
Transportation	—	5,949,995	—	5,949,995
Trucking & Leasing	—	220,293	—	220,293
Water	—	386,535	—	386,535
Foreign Government Obligations	—	40,248,497	—	40,248,497
U.S. Government Agency Obligations	—	374,375,422	—	374,375,422
U.S. Treasury Obligations	—	432,424,714	—	432,424,714
Municipal Bonds & Notes	—	12,395,644	—	12,395,644

See accompanying notes to financial statements.

185

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Asset-Backed Securities
Automobile	$—	$2,864,350	$—	$2,864,350
Credit Card	—	1,040,427	—	1,040,427
Forest Products & Paper	—	830,968	—	830,968
Iron/Steel	—	501,064	—	501,064
Mortgage-Backed Securities	—	13,518,168	—	13,518,168
Short-Term Investments	28,803,881	—	—	28,803,881

TOTAL INVESTMENTS	$28,803,881	$1,212,110,885	$—	$1,240,914,766

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	54,613,609	$54,613,609	55,158,122	109,771,731	—	$—	$29,023	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	59,522,721	36,213,613	23,309,108	23,309,108	8,068	—
State Street Navigator Securities Lending Government Money Market Portfolio*	18,701,615	18,701,615	44,875,209	58,082,051	5,494,773	5,494,773	16,758	—

TOTAL		$73,315,224				$28,803,881	$53,849	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

186

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

MUNICIPAL BONDS & NOTES — 99.4%
ALABAMA — 0.8%
Alabama, Federal Aid Highway Finance Authority Revenue 5.00%, 9/1/2025	$265,000	$312,915
Alabama, Public School & College Authority Revenue Series B, 5.00%, 1/1/2021	2,250,000	2,522,250
Alabama, State General Obligation:
Series A, 5.00%, 8/1/2022	3,465,000	4,022,380
Series A, 5.00%, 8/1/2024	1,800,000	2,149,758
Auburn, AL, University Revenue:
Series A, 4.00%, 6/1/2032	300,000	317,850
Series A, 5.00%, 6/1/2028	150,000	177,663
Birmingham, AL, Waterworks Board Revenue:
Series A, 4.00%, 1/1/2041	1,185,000	1,214,459
Series A, 5.00%, 1/1/2028	100,000	119,054
Series A, 5.00%, 1/1/2042	200,000	222,814
Series B, 4.00%, 1/1/2036	200,000	203,966
Series B, 5.00%, 1/1/2043	5,000,000	5,525,500
Mobile County, AL, Board of School Commissioners, Capital Outlay Revenue 3.75%, 3/1/2042	500,000	500,910
University of Alabama, AL, General Revenue Series D-2, 5.00%, 10/1/2037	230,000	258,465

		17,547,984

ALASKA — 0.2%
Alaska, State General Obligation:
Series A, 4.00%, 8/1/2020	175,000	187,131
Series A, 5.00%, 8/1/2018	300,000	316,734
Series A, 5.00%, 8/1/2034	800,000	892,584
Series B, 5.00%, 8/1/2026	500,000	587,470
Anchorage, AK, General Obligation Series B, 5.00%, 9/1/2019	1,500,000	1,630,410
Borough of Matanuska-Susitna, AK, Lease Revenue 5.25%, 9/1/2028	135,000	155,883
Borough of North Slope, AK, General Obligation Series A, 5.00%, 6/30/2019	500,000	541,780

		4,311,992

ARIZONA — 2.1%
Arizona, Board of Regents, University System Revenue:
5.00%, 6/1/2026	300,000	363,069
5.00%, 6/1/2027	2,245,000	2,700,264
5.00%, 6/1/2029	250,000	297,245
5.00%, 6/1/2032	795,000	925,149
Arizona, Phoenix Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2020	650,000	723,060
Series B, 5.00%, 7/1/2018	1,000,000	1,055,600

Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
Series A, 5.00%, 12/1/2029	230,000	258,157
Series A, 5.00%, 12/1/2031	8,305,000	9,268,380
Arizona, State Transportation Board, Highway Revenue:
Series A, 5.00%, 7/1/2026	300,000	347,247
Series A, 5.00%, 7/1/2028	455,000	532,164
5.00%, 7/1/2035	5,000,000	5,784,700
Series A, 5.00%, 7/1/2022	170,000	191,947
Series A, 5.00%, 7/1/2024	100,000	114,960
Arizona, State University Revenue Series C, 5.00%, 7/1/2042	790,000	889,050
Arizona, Transportation Board Revenue 5.00%, 7/1/2026	100,000	120,627
Chandler, AZ, General Obligation 4.00%, 7/1/2022	1,120,000	1,237,118
Maricopa, AZ, Community College District, General Obligation 5.00%, 7/1/2023	150,000	177,156
Mesa, AZ, Excise Tax Revenue 5.00%, 7/1/2027	2,000,000	2,039,220
Phoenix, AZ, Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2033	150,000	174,210
Series A, 5.00%, 7/1/2039	3,325,000	3,775,205
Series B, 5.00%, 7/1/2024	115,000	137,208
Series B, 5.00%, 7/1/2026	1,000,000	1,175,750
Series B, 5.00%, 7/1/2027	1,435,000	1,682,911
SubSeries A, 5.00%, 7/1/2025	100,000	119,183
Phoenix, AZ, General Obligation 4.00%, 7/1/2022	750,000	829,252
Pima County, Regional Transportation Authority Revenue 5.00%, 6/1/2025	315,000	368,037
Pima, AZ, Sewer System Revenue:
5.00%, 7/1/2023	6,250,000	7,323,437
Series B, 5.00%, 7/1/2021	100,000	113,324
Scottsdale, AZ, General Obligation:
3.00%, 7/1/2022	170,000	178,976
3.00%, 7/1/2028	100,000	103,463
3.00%, 7/1/2032	200,000	202,596

		43,208,665

ARKANSAS — 0.4%
Arkansas, State General Obligation:
3.00%, 4/1/2023	400,000	423,584
3.25%, 6/15/2022	275,000	292,320
4.00%, 4/1/2025	500,000	561,400
5.00%, 4/1/2018	1,000,000	1,046,950
5.00%, 10/1/2019	100,000	109,383
5.00%, 4/1/2020	100,000	110,755
5.00%, 6/15/2021	125,000	142,125
5.00%, 4/1/2026	250,000	295,842
Fort Smith, AR, Sales & Use Tax Revenue 3.60%, 5/1/2026	495,000	502,455

See accompanying notes to financial statements.

187

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Little Rock, AR, School District, General Obligation 3.00%, 2/1/2024	$4,355,000	$4,471,104
North Little Rock School District No. 1, General Obligation Series B, 4.25%, 2/1/2040	170,000	181,485

		8,137,403

CALIFORNIA — 18.9%
Alameda County, Joint Powers Authority Revenue Series A, 5.00%, 12/1/2030	120,000	138,013
Anaheim, CA, Housing & Public Improvements Authority Revenue Series A, 5.00%, 10/1/2041	2,220,000	2,434,208
Anaheim, Public Financing Authority Revenue:
4.00%, 10/1/2030	145,000	152,743
Series A, 5.00%, 5/1/2034	230,000	253,980
Bakersfield, CA, Wastewater Revenue:
Series A, 5.00%, 9/15/2025	100,000	120,203
Series A, 5.00%, 9/15/2029	5,000,000	5,839,250
Series A, 5.00%, 9/15/2031	1,000,000	1,107,800
Series A, 5.00%, 9/15/2032	2,000,000	2,213,340
California, Bay Area Toll Authority Revenue:
5.00%, 4/1/2028	550,000	623,749
5.00%, 4/1/2031	625,000	704,200
California, East Bay Municipal Utility District, Water System Revenue:
Series A, 5.00%, 6/1/2033	565,000	652,914
Series B, 5.00%, 6/1/2020	350,000	389,406
Series B, 5.00%, 6/1/2029	1,375,000	1,722,971
California, Infrastructure & Economic Development Bank Revenue:
5.00%, 10/1/2032	3,160,000	3,722,354
5.00%, 10/1/2033	3,765,000	4,411,601
5.00%, 10/1/2034	2,400,000	2,799,456
5.00%, 10/1/2035	2,225,000	2,583,603
Series A, 4.00%, 10/1/2045	3,315,000	3,398,273
California, State Department of Water Resources Center Valley Project, Revenue:
Series AM, 5.00%, 12/1/2018	605,000	648,058
Series AM, 5.00%, 12/1/2020	110,000	123,881
Series AS, 5.00%, 12/1/2024	260,000	313,394
Series AW, 4.00%, 12/1/2020	2,790,000	3,036,971
Series AW, 5.00%, 12/1/2029	300,000	363,096
California, State Department of Water Resources Power Supply Revenue Series O, 5.00%, 5/1/2022	120,000	138,941
California, State Educational Facilities, Authority Revenue:
Series U-2, 5.00%, 10/1/2032	500,000	619,000
Series U-3, 5.00%, 6/1/2043	855,000	1,088,646
Series U-6, 5.00%, 5/1/2045	100,000	127,022
Series U-7, 5.00%, 6/1/2046	100,000	127,188

California, State General Obligation:
3.25%, 3/1/2032	250,000	242,978
3.75%, 12/1/2034	100,000	100,337
4.00%, 4/1/2022	500,000	549,230
4.00%, 5/1/2023	225,000	249,620
4.00%, 9/1/2026	100,000	109,131
4.00%, 9/1/2027	100,000	108,578
4.00%, 9/1/2033	850,000	889,508
4.00%, 9/1/2037	1,005,000	1,039,944
4.00%, 12/1/2040	400,000	400,660
4.00%, 8/1/2045	2,000,000	2,033,380
4.50%, 12/1/2043	1,410,000	1,494,022
5.00%, 3/1/2018	3,250,000	3,395,080
5.00%, 4/1/2018	140,000	146,663
5.00%, 2/1/2019	1,650,000	1,771,935
5.00%, 9/1/2019	170,000	185,290
5.00%, 10/1/2019	350,000	382,347
5.00%, 8/1/2020	1,000,000	1,114,630
5.00%, 9/1/2020	945,000	1,055,055
5.00%, 8/1/2021	4,000,000	4,546,160
5.00%, 9/1/2021	10,300,000	11,725,829
5.00%, 9/1/2022	250,000	289,043
5.00%, 10/1/2022	4,340,000	5,027,153
5.00%, 2/1/2023	525,000	597,886
5.00%, 10/1/2023	615,000	722,287
5.00%, 11/1/2023	4,550,000	5,349,708
5.00%, 3/1/2024	1,875,000	2,215,331
5.00%, 9/1/2024	995,000	1,172,279
5.00%, 10/1/2024	215,000	243,393
5.00%, 12/1/2024	10,060,000	11,806,014
5.00%, 3/1/2025	365,000	436,394
5.00%, 10/1/2025	350,000	380,170
5.00%, 11/1/2025	250,000	291,870
5.00%, 3/1/2026	1,000,000	1,186,630
5.00%, 10/1/2026	125,000	143,489
5.00%, 11/1/2026	150,000	176,606
5.00%, 8/1/2027	4,260,000	5,051,806
5.00%, 11/1/2027	200,000	230,768
5.00%, 12/1/2027	325,000	375,563
5.00%, 8/1/2028	1,000,000	1,171,340
5.00%, 9/1/2028	250,000	280,455
5.00%, 10/1/2028	450,000	524,218
5.00%, 10/1/2029	2,675,000	2,796,204
5.00%, 8/1/2030	1,720,000	2,007,997
5.00%, 9/1/2030	210,000	234,400
5.00%, 9/1/2031	1,050,000	1,234,495
5.00%, 3/1/2032	280,000	322,204
5.00%, 8/1/2032	1,295,000	1,478,670
5.00%, 10/1/2032	840,000	961,456
5.00%, 11/1/2032	250,000	280,303
5.00%, 8/1/2033	6,695,000	7,615,295
5.00%, 10/1/2033	550,000	627,071
5.00%, 8/1/2034	5,350,000	6,122,914
5.00%, 9/1/2034	150,000	173,754
5.00%, 8/1/2035	2,600,000	2,960,932
5.00%, 9/1/2036	1,120,000	1,288,280
5.00%, 4/1/2037	200,000	220,918
5.00%, 10/1/2037	425,000	478,915
5.00%, 10/1/2039	380,000	427,097

See accompanying notes to financial statements.

188

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

5.00%, 4/1/2042	$250,000	$272,795
5.00%, 9/1/2042	440,000	483,045
5.00%, 2/1/2043	160,000	175,683
5.00%, 4/1/2043	680,000	747,082
5.00%, 10/1/2044	550,000	616,165
5.00%, 8/1/2045	4,780,000	5,386,104
5.00%, 9/1/2045	500,000	570,215
5.25%, 9/1/2029	150,000	173,847
Series B, 4.00%, 8/1/2017	250,000	254,470
Series B, 5.00%, 8/1/2024	9,400,000	11,154,416
Series B, 5.00%, 9/1/2018	100,000	106,175
Series B, 5.00%, 9/1/2023	2,900,000	3,402,048
Series B, 5.00%, 9/1/2025	100,000	120,209
Series C, 5.00%, 9/1/2032	1,250,000	1,448,575
California, State Infrastructure & Economic Development Bank Revenue Series A, 5.00%, 10/1/2041	400,000	462,356
California, State Public Works Board, Lease Revenue:
Series F, 5.00%, 10/1/2018	350,000	373,128
Series G, 5.00%, 12/1/2021	100,000	114,705
Series G, 5.00%, 12/1/2024	215,000	246,616
California, William S. Hart Union High School District, General Obligation:
Series C, 3.50%, 8/1/2038	300,000	288,537
Series C, 4.00%, 8/1/2038	200,000	205,112
Capistrano, Unified School District, Special Tax 3.00%, 9/1/2025	110,000	112,027
Chabot-Las Positas, CA, Community College District, General Obligation:
4.00%, 8/1/2033	1,015,000	1,063,537
5.00%, 8/1/2026	100,000	116,049
5.00%, 8/1/2029	110,000	126,930
Chaffey, Joint Union High School District, General Obligation Series A, 5.00%, 8/1/2037	125,000	140,285
Clovis, CA, Unified School District, General Obligation Series A, 4.00%, 8/1/2037	100,000	103,586
Coast, CA, Community College District, General Obligation Series A, 5.00%, 8/1/2020	500,000	557,500
Coast, CA, Community College District, General Obligation, Election of 2012 Series A, 4.00%, 8/1/2032	2,530,000	2,679,852
Contra Costa, CA, Community College District, General Obligation 5.00%, 8/1/2038	2,080,000	2,321,176
Contra Costa, CA, Transportation Authority Revenue Series A, 5.00%, 3/1/2032	100,000	116,017
Contra Costa, CA, Transportation Authority, Sales Tax Revenue Series B, 5.00%, 3/1/2024	295,000	326,220

Desert Sands, CA, Unified School District, General Obligation 5.00%, 8/1/2042	6,550,000	7,396,194
East Bay, CA, Municipal Utility District, Water System Revenue:
Series A, 5.00%, 6/1/2028	1,905,000	2,291,201
Series B, 5.00%, 6/1/2022	115,000	133,038
El Dorado Irrigation District/El Dorado County Water Agency Revenue Series C, 5.00%, 3/1/2032	335,000	386,828
Foothill-De Anza Community College District, General Obligation 5.00%, 8/1/2035	270,000	308,885
Fremont, CA, Union High School District, General Obligation 5.00%, 8/1/2040	680,000	771,494
Grossmont, CA, Community College District, General Obligation Series A, 5.25%, 8/1/2038	3,300,000	3,797,145
Huntington Beach, CA, Union High School District, General Obligation:
5.00%, 8/1/2021	100,000	113,560
5.00%, 8/1/2022	100,000	115,515
Imperial, CA, Irrigation District Electric System Revenue Series B-1, 5.00%, 11/1/2046.	4,250,000	4,802,245
Irvine Ranch, CA, Water District 5.25%, 2/1/2046	5,000,000	5,843,750
Livermore Valley, CA, Joint Unified School District, General Obligation 4.00%, 8/1/2041	4,190,000	4,229,805
Long Beach, CA, Community College District, General Obligation:
Series B, 4.00%, 8/1/2041	7,140,000	7,196,406
Series B, 4.00%, 8/1/2042	120,000	121,012
Series B, 5.00%, 8/1/2039	2,000,000	2,197,340
Long Beach, CA, Unified School District, General Obligation:
5.00%, 8/1/2029	250,000	283,708
5.00%, 8/1/2030	160,000	181,128
Los Angeles, CA, Community College District, General Obligation: 4.00%, 8/1/2038	500,000	513,615
Series A, 5.00%, 8/1/2019	1,000,000	1,090,100
Series A, 5.00%, 8/1/2023	100,000	118,118
Series A, 5.00%, 8/1/2026	150,000	177,083
Series A, 5.00%, 8/1/2029	200,000	233,394
Series A, 5.00%, 8/1/2031	1,970,000	2,281,299
Series F, 4.00%, 8/1/2032	3,380,000	3,569,855
Series F, 5.00%, 8/1/2027	475,000	553,750
Series G, 4.00%, 8/1/2039	250,000	255,240
Los Angeles, CA, Department of Airports Revenue Series C, 5.00%, 5/15/2038	200,000	226,690
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.00%, 7/1/2026	100,000	115,509
Series B, 5.00%, 7/1/2030	1,015,000	1,178,610

See accompanying notes to financial statements.

189

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series D, 5.00%, 7/1/2039	$4,875,000	$5,489,786
Series A, 5.00%, 7/1/2040	865,000	986,515
Series B, 5.00%, 7/1/2028	250,000	299,147
Series B, 5.00%, 12/1/2018	1,500,000	1,601,280
Series B, 5.00%, 7/1/2019	320,000	348,163
Series B, 5.00%, 7/1/2032	800,000	915,927
Series E, 5.00%, 7/1/2035	2,100,000	2,360,120
Series B, 5.00%, 7/1/2043	1,420,000	1,571,581
Series B, 5.00%, 7/1/2045	2,315,000	2,626,668
Series D, 5.00%, 7/1/2022	185,000	214,445
Series D, 5.00%, 7/1/2033	1,000,000	1,146,240
Los Angeles, CA, Department of Water Revenue:
Series B, 5.00%, 7/1/2020	115,000	128,257
Series B, 5.00%, 7/1/2021	100,000	113,833
Series B, 5.00%, 7/1/2026	100,000	116,714
Series B, 5.00%, 7/1/2035	220,000	250,635
Los Angeles, CA, General Obligation:
Series A, 5.00%, 9/1/2024	355,000	401,434
Series B, 5.00%, 9/1/2021	100,000	113,747
Los Angeles, CA, Harbor Department Revenue Series B, 5.00%, 8/1/2039	2,050,000	2,300,735
Los Angeles, CA, Metropolitan Transportation Authority Revenue Series B, 5.00%, 7/1/2030	120,000	137,094
Los Angeles, CA, Public Works Financing Authority Revenue:
4.00%, 8/1/2037	145,000	147,828
5.00%, 8/1/2042	450,000	494,163
Series D, 4.00%, 12/1/2036	595,000	607,965
Series D, 5.00%, 12/1/2030	155,000	180,381
Series D, 5.00%, 12/1/2045	1,080,000	1,210,896
Los Angeles, CA, Redevelopment Authority, Tax Allocation 5.25%, 12/1/2025 (a)	3,505,000	4,220,335
Los Angeles, CA, Unified School District, General Obligation:
Series A, 2.00%, 7/1/2022	680,000	682,115
Series A, 4.00%, 7/1/2040	950,000	960,915
Series D, 5.00%, 7/1/2021	10,000,000	11,378,600
Series A, 5.00%, 7/1/2023	4,100,000	4,831,358
Series A, 5.00%, 7/1/2028	100,000	112,818
Series A, 5.00%, 7/1/2030	650,000	731,536
Series A, 5.00%, 7/1/2031	400,000	449,260
Series A, 5.00%, 7/1/2032	430,000	481,978
Series B, 3.00%, 7/1/2032	885,000	809,279
Series C, 5.00%, 7/1/2024	1,970,000	2,351,924
Los Angeles, CA, Wastewater System Revenue:
Series A, 5.00%, 6/1/2018	105,000	110,604
Series B, 5.00%, 6/1/2024	100,000	116,917
Series B, 5.00%, 6/1/2035	295,000	330,604
Marin, CA, Water District Financing Authority Revenue Series A, 5.00%, 7/1/2044	905,000	1,020,369
Metropolitan Water District of Southern California Revenue Series A, 4.00%, 7/1/2045	1,500,000	1,544,655

Monterey Peninsula, CA, Community College District, General Obligation:
Zero Coupon, 8/1/2026	350,000	247,139
Zero Coupon, 8/1/2030	170,000	100,026
Oakland Alameda County, CA, Unified School District, General Obligation:
5.00%, 8/1/2022 (a)	350,000	406,906
5.00%, 8/1/2025	200,000	241,102
6.63%, 8/1/2038	200,000	236,952
Series A, 5.00%, 8/1/2040	100,000	111,494
Oakland Alameda County, Coliseum Authority Revenue Series A, 5.00%, 2/1/2022	150,000	171,834
Ohlone, Community College District, General Obligation 5.00%, 8/1/2027	300,000	348,258
Orange County, CA, Sanitation District Wastewater Revenue:
Series A, 3.00%, 2/1/2031	400,000	406,220
Series A, 5.00%, 2/1/2035	1,955,000	2,248,035
Series B, 2.00%, 12/15/2018	1,200,000	1,214,808
Peralta, CA, Community College District, General Obligation, Election of 2006 Series D, 4.00%, 8/1/2039	250,000	251,800
Rancho Cucamonga Redevelopment Agency Successor Agency:
5.00%, 9/1/2022 (a)	1,080,000	1,236,244
5.00%, 9/1/2028 (a)	415,000	475,656
Regents of the University of California Medical Center Pooled Revenue Series J, 5.25%, 5/15/2038	100,000	115,759
Riverside County, CA, Transportation Commission, Sales Tax Revenue:
Series A, 5.25%, 6/1/2031	150,000	174,080
Series A, 5.25%, 6/1/2033	500,000	577,705
Riverside, CA, Community College District Foundation, General Obligation 5.00%, 8/1/2029	1,200,000	1,413,948
Sacramento, CA, Municipal Utility District, Electricity Revenue:
5.00%, 7/1/2028	325,000	380,832
5.00%, 7/1/2029	1,000,000	1,166,020
Series A, 5.00%, 8/15/2041	200,000	219,666
Series B, 5.00%, 8/15/2017	105,000	107,597
Series D, 5.00%, 8/15/2023	4,600,000	5,419,352
San Antonio, CA, Community College District, General Obligation 6.25%, 8/1/2043 (b)	2,160,000	1,525,586
San Bernardino, CA, Community College District, General Obligation Series A, 5.00%, 8/1/2029	1,010,000	1,168,105
San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue:
5.00%, 5/15/2023	100,000	117,703
Series A, 5.00%, 5/15/2034	5,300,000	6,140,580

See accompanying notes to financial statements.

190

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

San Diego County, CA, Public Facilities Financing Authority, Water Revenue Series B, 5.00%, 8/1/2017	$650,000	$664,339
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
Series A, 4.75%, 4/1/2048	355,000	382,200
Series A, 5.00%, 4/1/2026	130,000	153,850
Series A, 5.00%, 4/1/2029	700,000	817,215
Series A, 5.00%, 4/1/2034	100,000	114,391
Series A, 5.00%, 4/1/2037	225,000	255,015
Series A, 5.00%, 4/1/2039	155,000	174,600
Series A, 5.00%, 4/1/2042	425,000	471,121
San Diego County, CA, Water Authority Revenue:
5.00%, 5/1/2025	100,000	115,634
5.00%, 5/1/2027	105,000	120,795
5.00%, 5/1/2028	105,000	120,486
Series A, 5.00%, 5/1/2032	1,500,000	1,766,355
Series A, 5.00%, 5/1/2033	1,000,000	1,172,200
San Diego, CA, Community College District, General Obligation:
5.00%, 8/1/2020	100,000	111,943
5.00%, 8/1/2025	700,000	851,739
5.00%, 8/1/2030	1,235,000	1,436,478
5.00%, 8/1/2032	1,200,000	1,383,900
5.00%, 8/1/2043	1,820,000	2,040,238
San Diego, CA, Unified School District, General Obligation:
Series E, 5.38%, 7/1/2047 (b)	300,000	167,121
Series I, Zero Coupon, 7/1/2034	180,000	95,780
Series I, Zero Coupon, 7/1/2036	2,820,000	1,356,871
Series I, Zero Coupon, 7/1/2037	250,000	114,458
San Francisco, CA, Bay Area Rapid Transit District Revenue:
Series A, 5.00%, 7/1/2030	500,000	568,135
Series A, 5.00%, 7/1/2031	250,000	283,515
Series A, 5.00%, 7/1/2032	1,000,000	1,131,860
Series A, 5.00%, 7/1/2036	500,000	561,555
San Francisco, CA, Bay Area Rapid Transit District, General Obligation Series C, 5.00%, 8/1/2029	100,000	115,983
San Francisco, CA, City & County Public Utilities Commission Revenue Series B, 5.00%, 10/1/2026	1,110,000	1,270,872
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
4.00%, 11/1/2041	355,000	361,809
5.00%, 11/1/2032	200,000	229,195
Series C, 4.00%, 11/1/2032	750,000	798,780
San Francisco, CA, City & County, Certificates of Participation Series R1, 4.00%, 9/1/2039	535,000	543,421
San Francisco, CA, City & County, General Obligation:
Series R1, 4.00%, 6/15/2030	100,000	106,543

Series R1, 5.00%, 6/15/2020	400,000	445,968
San Francisco, CA, Unified School District, General Obligation Series F&C, 5.00%, 6/15/2028	100,000	116,885
San Jose, CA, Evergreen Community College District, General Obligation Series B, 5.00%, 9/1/2018	275,000	292,495
San Jose, CA, Financing Authority Revenue:
Series A, 5.00%, 6/1/2028	1,435,000	1,634,250
Series A, 5.00%, 6/1/2039	400,000	437,996
San Marcos, CA, Unified School District, General Obligation:
Series A, 5.00%, 8/1/2038	150,000	168,867
Series C, 5.00%, 8/1/2040	150,000	164,576
San Mateo County, CA, Community College District, General Obligation 5.00%, 9/1/2033	300,000	347,199
San Mateo County, CA, Transportation Authority Revenue Series A, 5.00%, 6/1/2022	750,000	873,082
San Mateo County, CA, Transportation Authority, General Obligation Series A, 5.00%, 9/1/2041	340,000	384,458
San Ramon Valley, CA, Unified School District, General Obligation 4.00%, 8/1/2019	1,000,000	1,064,150
Santa Clara County, CA, Financing Authority Revenue:
Series Q, 2.50%, 5/15/2029	100,000	89,337
Series Q, 4.00%, 5/15/2031	1,815,000	1,897,655
Series Q, 4.00%, 5/15/2033	300,000	311,001
Santa Clara County, CA, General Obligation:
Series B, 3.25%, 8/1/2035	750,000	715,635
Series B, 5.00%, 8/1/2022	100,000	116,374
Santa Monica Community College District, General Obligation Series A, 5.00%, 8/1/2027	100,000	116,380
Solano County, CA, Community College District, General Obligation Series A, 4.38%, 8/1/2047	1,825,000	1,922,382
Southern California Water Replenishment District Financing Authority Revenue 5.00%, 8/1/2041	200,000	226,958
Southern, CA, Public Power Authority Revenue:
5.00%, 7/1/2021	275,000	312,403
Series A, 5.00%, 7/1/2023	3,725,000	4,200,794
Series A, 5.00%, 7/1/2025	500,000	562,260
Series A, 5.00%, 7/1/2032	390,000	445,903
University of California, Revenue:
Series A, 3.00%, 11/1/2033	250,000	226,815
Series A, 3.13%, 11/1/2036	625,000	555,550
Series A, 4.00%, 11/1/2035	100,000	102,900
Series A, 4.00%, 11/1/2037	250,000	256,055
Series A, 4.00%, 11/1/2038	500,000	511,320

See accompanying notes to financial statements.

191

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series A, 4.00%, 11/1/2045	$1,750,000	$1,771,700
Series A, 5.00%, 11/1/2019	150,000	164,846
Series A, 5.00%, 11/1/2020	460,000	517,753
Series A, 5.00%, 11/1/2021	2,500,000	2,870,350
Series A, 5.00%, 11/1/2030	4,780,000	5,550,393
Series A, 5.00%, 11/1/2032	1,135,000	1,305,840
Series A, 5.00%, 11/1/2041	1,600,000	1,809,808
Series A, 5.00%, 11/1/2045	5,480,000	6,179,906
Series G, 5.00%, 5/15/2019	3,460,000	3,756,569
Series AO, 5.00%, 5/15/2032	300,000	343,259
Series AI, 5.00%, 5/15/2033	6,070,000	6,858,068
Series AI, 5.00%, 5/15/2034	740,000	833,773
Series AI, 5.00%, 5/15/2038	520,000	574,096
Series AM, 5.00%, 5/15/2027	565,000	662,316
Series AM, 5.00%, 5/15/2029	100,000	116,491
Series AM, 5.00%, 5/15/2049	1,000,000	1,090,460
Series AM, 5.25%, 5/15/2030	100,000	117,793
Series AO, 5.00%, 5/15/2025	6,500,000	7,877,350
Series AO, 5.00%, 5/15/2028	100,000	119,004
Series K, 4.00%, 5/15/2037	1,755,000	1,803,084
Series AR, 5.00%, 5/15/2030	500,000	590,920
Series AR, 5.00%, 5/15/2041	100,000	114,110
Series G, 5.00%, 5/15/2026	670,000	758,922
Series G, 5.00%, 5/15/2037	515,000	567,515
Series G, 5.00%, 5/15/2042	315,000	343,205
Series I, 4.00%, 5/15/2045	200,000	202,262
Series I, 5.00%, 5/15/2022	500,000	578,640
Series K, 4.00%, 5/15/2036	245,000	252,524
Series K, 5.00%, 5/15/2051	610,000	685,067
Ventura County, CA, Public Financing Authority, Lease Revenue:
Series A, 4.00%, 11/1/2043	120,000	122,054
Series A, 5.00%, 11/1/2026	100,000	113,988
Series A, 5.00%, 11/1/2030	640,000	714,771
Series A, 5.00%, 11/1/2038	225,000	246,224
Series A, 5.00%, 11/1/2043	185,000	200,812
Victor Valley, CA, Community College District, General Obligation Series C, 4.00%, 8/1/2032	450,000	466,303
West Valley-Mission Community College District, CA, General Obligation:
4.00%, 8/1/2034	250,000	266,430
Series A, 5.00%, 8/1/2034	215,000	247,867

		392,317,671

COLORADO — 1.2%
Adams & Weld Counties, CO, School District No. 27J, General Obligation 5.00%, 12/1/2033	100,000	115,611
Adams, CO,12 Five Star Schools, General Obligation Series B, 5.00%, 12/15/2027	3,000,000	3,630,240
Aurora, CO, Water Revenue 5.00%, 8/1/2046	3,900,000	4,474,782
Boulder Larimer & Weld Counties, State Vrain Valley School District Re1J, General Obligation Series C, 5.00%, 12/15/2028	1,800,000	2,167,632

Colorado Springs, CO, Utilities System Revenue Series A-1, 5.00%, 11/15/2044	100,000	113,087
Colorado, Higher Education, Certificates of Participation Series A, 5.00%, 11/1/2025	400,000	474,540
Colorado, State Board of Governors University Enterprise System Revenue:
Series A, 5.00%, 3/1/2031	2,000,000	2,376,960
Series A, 5.00%, 3/1/2033	895,000	1,091,667
Series E, 5.00%, 3/1/2038	300,000	335,271
Colorado, State Building Excellent Schools Today, Certificates of Participation Series H, 3.25%, 3/15/2035	560,000	541,991
Colorado, State Higher Education Capital Construction Lease Purchase Program, Certificates of Participation Series A, 5.00%, 11/1/2024	105,000	123,379
Danver, CO, City & County, Revenue:
Series A, 4.00%, 8/1/2046	100,000	102,235
Series A, 5.00%, 8/1/2022	250,000	290,215
Series A, 5.00%, 8/1/2024	300,000	358,524
Series A, 5.00%, 8/1/2042	1,000,000	1,136,780
Denver, CO, City & County School District No. 1, General Obligation:
5.00%, 12/1/2025	1,200,000	1,449,876
Series B, 5.00%, 12/1/2026	100,000	116,509
Series B, 5.00%, 12/1/2027	2,000,000	2,364,480
Metropolitan Wastewater Reclamation District, CO, Sewer Revenue Series A, 3.00%, 4/1/2029	650,000	641,446
Platte River Power Authority Revenue Series JJ, 4.00%, 6/1/2026	325,000	364,761
Regional, CO, Transportation District, Certificates of Participation Series A, 5.00%, 6/1/2032	100,000	110,531
Regional, CO, Transportation District, Sales Tax Revenue:
Series A, 5.00%, 11/1/2028	1,750,000	2,123,221
Series A, 5.00%, 11/1/2031	460,000	521,934
Series A, 5.00%, 11/1/2032	415,000	470,154
University of Colorado, Enterprise System Revenue:
Series A, 5.00%, 6/1/2035	190,000	214,255
Series A-1, 4.00%, 6/1/2022	105,000	115,877

		25,825,958

CONNECTICUT — 2.9%
Connecticut, State General Obligation:
5.00%, 8/1/2028	185,000	213,385
Series A, 4.00%, 3/15/2032	150,000	154,865
Series A, 4.00%, 3/15/2036	500,000	504,580
Series A, 5.00%, 10/15/2017	310,000	319,260
Series A, 5.00%, 10/15/2020	250,000	275,808
Series A, 5.00%, 3/15/2023	155,000	176,531
Series A, 5.00%, 10/15/2023	175,000	200,354

See accompanying notes to financial statements.

192

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series A, 5.00%, 3/15/2025	$235,000	$272,800
Series A, 5.00%, 3/1/2026	600,000	686,286
Series E, 5.00%, 10/15/2026	785,000	905,909
Series A, 5.00%, 3/1/2027	425,000	483,756
Series E, 5.00%, 10/15/2027	850,000	961,612
Series B, 5.00%, 5/15/2020	100,000	109,463
Series B, 5.00%, 4/15/2022	265,000	298,114
Series B, 5.00%, 5/15/2022	100,000	112,628
Series B, 5.00%, 5/15/2025	1,000,000	1,162,950
Series C, 5.00%, 6/1/2018	900,000	942,867
Series C, 5.00%, 6/15/2018	595,000	624,119
Series C, 5.00%, 7/15/2022	4,760,000	5,373,421
Series D, 5.00%, 11/1/2025	285,000	317,992
Series D, 5.00%, 6/15/2031	360,000	403,121
Series E, 4.00%, 9/15/2027	1,000,000	1,078,020
Series E, 4.00%, 9/15/2028	100,000	107,472
Series E, 4.00%, 9/1/2030	110,000	116,852
Series E, 4.00%, 9/1/2031	150,000	158,190
Series E, 4.00%, 10/15/2035	150,000	151,812
Series E, 5.00%, 8/15/2020	750,000	824,970
Series E, 5.00%, 10/15/2022	600,000	679,866
Series E, 5.00%, 9/15/2023	110,000	124,632
Series E, 5.00%, 8/15/2024	875,000	991,550
Series E, 5.00%, 8/15/2025	100,000	112,998
Series E, 5.00%, 10/15/2025	4,495,000	5,240,676
Series F, 5.00%, 11/15/2021	6,415,000	7,182,042
Series F, 5.00%, 11/15/2024	1,000,000	1,157,290
Series F, 5.00%, 11/15/2026	1,275,000	1,469,705
Series F, 5.00%, 10/15/2031	1,715,000	1,958,427
Series G, 5.00%, 11/1/2018	1,000,000	1,060,060
Connecticut, State Health & Educational Facility Authority Revenue Series A-2, 2.00%, 7/1/2042 (c)	2,100,000	1,982,736
Connecticut, State Special Tax Revenue:
5.00%, 1/1/2022	105,000	118,979
5.00%, 1/1/2024	100,000	114,904
Series A, 4.00%, 8/1/2035	2,630,000	2,675,841
Series A, 4.00%, 9/1/2035	1,250,000	1,274,050
Series A, 4.00%, 9/1/2036	440,000	447,396
Series A, 5.00%, 9/1/2020	175,000	193,935
Series A, 5.00%, 10/1/2024	100,000	116,423
Series A, 5.00%, 9/1/2026	150,000	175,748
Series A, 5.00%, 8/1/2029	100,000	115,098
Series A, 5.00%, 9/1/2029	250,000	289,707
Series A, 5.00%, 10/1/2030	200,000	229,222
Series A, 5.00%, 8/1/2032	3,800,000	4,300,042
Series A, 5.00%, 9/1/2032	250,000	286,170
Series A, 5.00%, 10/1/2032	135,000	154,008
Series A, 5.00%, 8/1/2033	1,605,000	1,808,514
Series A, 5.00%, 10/1/2033	1,500,000	1,705,260
Series A, 5.00%, 8/1/2034	1,135,000	1,273,515
Hartford County, CT, Metropolitan District Clean Water Project Revenue:
Series A, 5.00%, 4/1/2033	1,750,000	1,822,432
Series A, 5.00%, 4/1/2036	255,000	280,972
Series A, 5.00%, 11/1/2042	1,000,000	1,116,320

South Central Connecticut Regional Water Authority Revenue Series B, 4.00%, 8/1/2035	175,000	180,479
University of Connecticut, Revenue:
Series A, 3.00%, 3/15/2033	145,000	132,344
Series A, 5.00%, 8/15/2020	610,000	675,910
Series A, 5.00%, 11/15/2028	115,000	131,796
Series A, 5.00%, 3/15/2029	1,250,000	1,450,625
Series A, 5.00%, 8/15/2032	100,000	113,643

		60,080,452

DELAWARE — 0.4%
Delaware, State General Obligation:
5.00%, 3/1/2020	350,000	387,496
5.00%, 3/1/2022	100,000	115,579
Series B, 5.00%, 2/1/2021	370,000	418,463
Series B, 5.00%, 7/1/2024	1,000,000	1,199,990
Delaware, State Transportation Authority Revenue:
5.00%, 7/1/2022	2,250,000	2,608,110
5.00%, 7/1/2023	100,000	115,297
New Castle County, DE, General Obligation:
5.00%, 10/1/2021	1,030,000	1,177,032
5.00%, 10/1/2038	2,315,000	2,668,500

		8,690,467

DISTRICT OF COLUMBIA — 1.0%
District of Columbia, General Obligation:
Series A, 4.00%, 6/1/2041	325,000	334,763
Series A, 5.00%, 6/1/2022	130,000	149,813
Series D, 5.00%, 6/1/2023	2,850,000	3,341,026
Series A, 5.00%, 6/1/2037	145,000	164,556
Series C, 5.00%, 6/1/2038	3,240,000	3,672,111
Series A, 5.00%, 6/1/2041	600,000	685,530
Series C, 5.00%, 6/1/2033	610,000	696,986
District of Columbia, Income Tax Secured Revenue:
Series C, 4.00%, 12/1/2035	1,500,000	1,575,615
Series C, 4.00%, 12/1/2037	1,000,000	1,047,100
Series C, 5.00%, 12/1/2023	100,000	115,905
Series C, 5.00%, 12/1/2026	1,015,000	1,168,529
Series G, 5.00%, 12/1/2031	1,935,000	2,191,437
Series C, 5.00%, 12/1/2035	890,000	999,995
Series C, 5.00%, 12/1/2037	500,000	559,480
District of Columbia, Water & Sewer Authority Revenue:
Series A, 5.00%, 10/1/2032	2,050,000	2,382,203
Series B, 5.00%, 10/1/2034	390,000	447,521
Series A, 5.00%, 10/1/2039	100,000	113,780
Series A, 5.00%, 10/1/2045	350,000	393,985
Series C, 5.00%, 10/1/2022	100,000	115,951

		20,156,286

FLORIDA — 3.2%
Brevard County, FL, School District, Certificates of Participation Series A, 5.00%, 7/1/2023	200,000	230,166

See accompanying notes to financial statements.

193

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Florida’s Turnpike Enterprise Revenue:
Series A, 5.00%, 7/1/2022	$150,000	$172,440
Series A, 5.00%, 7/1/2023	125,000	144,261
Series A, 5.00%, 7/1/2024	100,000	117,971
Florida, State Board of Education, Capital Outlay, General Obligation:
Series A, 5.00%, 6/1/2018	325,000	342,439
Series A, 5.00%, 6/1/2024	3,000,000	3,562,080
Series B, 5.00%, 6/1/2025	2,000,000	2,302,620
Series E, 5.00%, 6/1/2019	3,900,000	4,223,193
Florida, State Board of Education, General Obligation:
Series A, 3.00%, 6/1/2026	350,000	362,518
Series A, 5.00%, 6/1/2020	150,000	166,415
Series B, 2.25%, 6/1/2022	100,000	99,394
Series B, 3.00%, 6/1/2034	100,000	90,824
Series D, 5.00%, 6/1/2018	735,000	774,440
Series B, 5.00%, 6/1/2024	325,000	385,892
Series C, 2.63%, 6/1/2037	135,000	111,663
Series C, 4.00%, 6/1/2031	210,000	225,490
Series D, 5.00%, 6/1/2022	360,000	406,782
Series E, 5.00%, 6/1/2021	230,000	260,305
Florida, State Department of Management Services, Certificates of Participation:
Series A, 5.00%, 8/1/2021	265,000	299,816
Series A, 5.00%, 8/1/2023	180,000	209,603
Series A, 5.00%, 8/1/2025	150,000	177,754
Florida, State General Obligation:
5.00%, 7/1/2019	2,300,000	2,495,937
5.00%, 7/1/2020	200,000	222,264
5.00%, 7/1/2025	250,000	287,960
Series B, 5.00%, 7/1/2024	210,000	238,854
Florida, State Lottery Revenue:
Series A, 5.00%, 7/1/2026	115,000	138,184
Series B, 5.00%, 7/1/2023	400,000	466,592
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue Series B, 5.00%, 10/1/2042	4,405,000	4,926,816
Hillsborough County, FL, School Board, Certificates of Participation Series A, 5.00%, 7/1/2029	1,310,000	1,476,999
Jacksonville, FL, Improvement Revenue 5.00%, 10/1/2027	130,000	148,992
Jacksonville, FL, Special Revenue:
5.00%, 10/1/2029	240,000	277,848
Series C, 5.00%, 10/1/2024	1,220,000	1,407,693
Series C, 5.00%, 10/1/2021	190,000	214,633
Series C, 5.00%, 10/1/2025	1,080,000	1,244,052
Series C, 5.00%, 10/1/2031	335,000	380,463
Jacksonville, FL, Transit Revenue:
5.00%, 10/1/2027	105,000	123,059
Series A, 5.00%, 10/1/2026	1,950,000	2,224,716
Series A, 5.00%, 10/1/2029	125,000	141,606
JEA, FL, Electric System Revenue:
Series A, 3.75%, 10/1/2041	100,000	99,516

Series A, 5.00%, 10/1/2023	200,000	234,028
JEA, FL, State Johns River Power Park Revenue:
Series 7, 3.25%, 10/1/2027	125,000	127,430
Series SIX, 5.00%, 10/1/2024	100,000	108,961
Series SIX, ETM, 5.00%, 10/1/2017	475,000	488,908
JEA, FL, Water & Sewer System Revenue:
Series A, 5.00%, 10/1/2024	150,000	168,913
Series B, 5.00%, 10/1/2034	170,000	191,007
Miami Beach, FL, Resort Tax Revenue 4.00%, 9/1/2045	295,000	295,201
Miami-Dade County, FL, General Obligation:
5.00%, 7/1/2027	1,250,000	1,384,225
Series A, 5.00%, 7/1/2019	480,000	521,136
Series A, 5.00%, 7/1/2024	500,000	590,875
Series B, 4.00%, 7/1/2035	100,000	100,838
Series B, 5.00%, 7/1/2025	320,000	378,403
Series B, 5.00%, 7/1/2026	120,000	141,359
Series B, 5.00%, 7/1/2028	300,000	351,378
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
4.00%, 7/1/2042	500,000	507,390
5.00%, 7/1/2024	265,000	310,583
5.00%, 7/1/2031	265,000	295,613
5.00%, 7/1/2037	3,960,000	4,370,692
5.00%, 7/1/2042	1,625,000	1,780,594
Orange County, FL, Sales Tax Revenue:
Series B, 5.00%, 1/1/2028	200,000	226,322
Series B, 5.00%, 1/1/2029	100,000	112,959
Series C, 5.00%, 1/1/2020	735,000	803,590
Series C, 5.00%, 1/1/2024	115,000	134,294
Orange County, FL, Tourist Development Tax Revenue 5.00%, 10/1/2022	4,750,000	5,477,082
Orlando County, FL, Contract Tourist Development Revenue Series A, 5.00%, 11/1/2044	4,105,000	4,884,416
Orlando County, FL, Contract Tourist Development Tax Payments Revenue:
Series A, 5.25%, 11/1/2029	300,000	362,010
Series A, 5.25%, 11/1/2030	250,000	301,675
Series A, 5.25%, 11/1/2031	400,000	482,680
Series A, 5.25%, 11/1/2034	170,000	205,139
Orlando County, FL, Utilities Commission Revenue:
Series A, 5.00%, 10/1/2018	600,000	638,142
Series A, 5.00%, 10/1/2022	400,000	463,332
Palm Beach County, FL, School Board, Certificate of Participation:
Series B, 5.00%, 8/1/2021	100,000	113,185
Series B, 5.00%, 8/1/2022	140,000	161,162
Series B, 5.00%, 8/1/2023	100,000	116,779

See accompanying notes to financial statements.

194

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Reedy Creek, FL, Improvement District, General Obligation:
Series A, 5.00%, 6/1/2038	$500,000	$550,520
Series A, 5.25%, 6/1/2031	100,000	116,503
South Florida Water Management District, Certificates of Participation 5.00%, 10/1/2022	2,065,000	2,361,885
Tallahassee, FL, Energy System Revenue 5.00%, 10/1/2031	2,000,000	2,300,220
Tohopekaliga, FL, Water Authority Utility System Revenue:
4.00%, 10/1/2033	500,000	524,250
5.00%, 10/1/2023	100,000	117,103
University of Miami, Revenue 4.00%, 9/1/2039	2,465,000	2,528,720

		66,511,752

GEORGIA — 1.8%
Atlanta, GA, General Obligation 5.00%, 12/1/2022	3,265,000	3,796,117
Atlanta, GA, Water & Wastewater System Revenue Series B, 5.25%, 11/1/2029	405,000	472,785
Georgia, State General Obligation:
Series A, 4.00%, 2/1/2031	100,000	108,385
Series A, 5.00%, 1/1/2023	100,000	117,408
Series A, 5.00%, 1/1/2025	2,545,000	2,978,617
Series A, 5.00%, 2/1/2025	125,000	151,269
Series A, 5.00%, 2/1/2027	3,500,000	4,183,970
Series A, 5.00%, 7/1/2027	100,000	115,803
Series A-1, 5.00%, 2/1/2017	100,000	100,306
Series A-1, 5.00%, 2/1/2022	1,000,000	1,153,400
Series C, 5.00%, 7/1/2019	4,100,000	4,461,907
Series C, 5.00%, 10/1/2021	100,000	114,618
Series C, 5.00%, 9/1/2023	100,000	117,249
Series C-1, 4.00%, 7/1/2025	100,000	113,372
Georgia, State Private Colleges & Universities Authority Revenue:
Series A, 5.00%, 10/1/2046	5,000,000	5,693,850
Series B, 5.00%, 10/1/2038	6,100,000	6,990,234
Gwinnett County, GA, School District, General Obligation:
3.00%, 8/1/2019	500,000	520,140
5.00%, 8/1/2022	4,600,000	5,353,204
Henry County, GA, School District, General Obligation 4.00%, 8/1/2029	200,000	217,224
Metropolitan Atlanta, GA, Rapid Transit Authority Revenue:
Series A, 5.00%, 7/1/2024	100,000	116,320
Series A, 5.00%, 7/1/2028	100,000	113,903
Sandy Springs, GA, Public Facilities Authority Revenue:
4.00%, 5/1/2047	375,000	387,979
5.00%, 5/1/2041	250,000	285,365

		37,663,425

HAWAII — 1.3%
Hawaii, State General Obligation:
Series DZ, 5.00%, 12/1/2024	100,000	114,012
Series DZ, 5.00%, 12/1/2026	200,000	227,854
Series DZ, 5.00%, 12/1/2029	380,000	426,767
Series EA, 5.00%, 12/1/2017	500,000	517,750
Series EA, 5.00%, 12/1/2018	125,000	133,700
Series EA, 5.00%, 12/1/2022	180,000	203,580
Series EA, 5.00%, 12/1/2023	250,000	283,747
Series EE, 4.00%, 11/1/2031	200,000	213,470
Series EE, 5.00%, 11/1/2029	395,000	449,332
Series EH, 5.00%, 8/1/2020	105,000	117,036
Series EO, 5.00%, 8/1/2030	225,000	259,328
Series EO, 5.00%, 8/1/2032	100,000	114,989
Series EP, 5.00%, 8/1/2021	100,000	113,654
Series EP, 5.00%, 8/1/2025	300,000	354,849
Series EY, 5.00%, 10/1/2027	250,000	298,565
Series EZ, 5.00%, 10/1/2024	900,000	1,073,448
Series FB, 3.00%, 4/1/2036	250,000	224,142
Series FE, 5.00%, 10/1/2019	100,000	109,270
Series FG, 4.00%, 10/1/2032	300,000	322,014
Series FH, 5.00%, 10/1/2023	10,900,000	12,831,371
Series FH, 5.00%, 10/1/2029	790,000	943,908
Hawaii, State Highway Revenue:
Series A, 5.00%, 1/1/2032	225,000	257,282
Series A, 5.00%, 1/1/2034	150,000	172,810
Series B, 5.00%, 1/1/2025	200,000	238,720
Honolulu, HI, City & County Wastewater System Revenue:
5.00%, 7/1/2022	100,000	115,072
Series B, 3.00%, 7/1/2024	300,000	303,186
Honolulu, HI, City & County, General Obligation:
Series A, 5.00%, 11/1/2022	100,000	116,050
Series A, 5.00%, 10/1/2025	100,000	120,558
Series A, 5.00%, 11/1/2027	300,000	346,725
Series B, 5.00%, 10/1/2029	960,000	1,131,638
Series A, 5.00%, 10/1/2037	700,000	797,650
Series A, 5.00%, 10/1/2038	2,250,000	2,560,185
Series B, 5.00%, 10/1/2018	770,000	819,365
Series C, 5.00%, 10/1/2021	165,000	188,232

		26,500,259

ILLINOIS — 1.7%
Chicago, IL, Park District, General Obligation Series A, 5.00%, 1/1/2039	365,000	387,977
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2025	640,000	706,688
5.00%, 1/1/2021	165,000	184,694
5.00%, 1/1/2022	2,000,000	2,272,340
5.00%, 7/1/2022	100,000	114,236
5.00%, 7/1/2029	750,000	872,550
Series A, 5.00%, 10/1/2020	125,000	139,301
Series A, 5.00%, 10/1/2029	125,000	143,354
Series A, 5.00%, 10/1/2030	1,250,000	1,393,525
Series A, 5.00%, 10/1/2051	5,020,000	5,404,984

See accompanying notes to financial statements.

195

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Illinois, State Sales Tax Revenue:
5.00%, 6/15/2019	$100,000	$107,270
5.00%, 6/15/2020	225,000	246,334
5.00%, 6/15/2025	185,000	209,894
Series A, 3.00%, 6/15/2033	500,000	452,070
Series A, 3.00%, 6/15/2034	450,000	401,427
Series A, 4.00%, 6/15/2018	100,000	103,485
Series C, 4.00%, 6/15/2025	1,000,000	1,081,070
Series C, 4.00%, 6/15/2027	1,100,000	1,169,377
Series C, 5.00%, 6/15/2022	145,000	163,579
Illinois, State Toll Highway Authority Revenue:
Series A, 5.00%, 12/1/2031	100,000	112,881
Series A, 5.00%, 12/1/2032	180,000	202,590
Series A, 5.00%, 1/1/2033	825,000	898,780
Series A, 5.00%, 1/1/2035	1,345,000	1,456,164
Series B, 5.00%, 1/1/2038	1,575,000	1,718,520
Series B, 5.00%, 1/1/2037	4,000,000	4,351,040
Series B, 5.00%, 1/1/2039	470,000	509,433
Series B, 5.00%, 1/1/2040	7,095,000	7,789,175
Series C, 5.00%, 1/1/2028	250,000	288,932
Series C, 5.00%, 1/1/2036	135,000	148,118
Series D, 5.00%, 1/1/2024	185,000	215,003
Illinois, University of Chicago, Finance Authority Revenue Series A, 4.00%, 10/1/2032	955,000	981,110
Kendall Kane & Will Counties, IL, Community Unit School District No. 308, General Obligation 4.00%, 2/1/2032	125,000	128,838
Metropolitan Water Reclamation District of Greater Chicago, General Obligation:
Series A, 5.00%, 12/1/2028	400,000	468,856
Series B, 5.00%, 12/1/2039	50,000	55,394
Schaumburg, IL, General Obligation Series A, 4.00%, 12/1/2032	850,000	884,085
University of Illinois Revenue Series A, 4.00%, 4/1/2035	250,000	254,047

		36,017,121

INDIANA — 0.3%
Carmel, IN, Redevelopment Authority, Lease Rental Revenue:
Series A, 4.00%, 8/1/2030	2,325,000	2,451,992
Series A, 4.00%, 8/1/2033	120,000	125,173
Series A, 4.00%, 2/1/2038	1,335,000	1,369,857
Indiana, University Revenue:
Series A, 4.00%, 6/1/2019	100,000	105,982
Series A, 5.00%, 6/1/2041	2,650,000	3,044,002

		7,097,006

IOWA — 0.1%
Iowa, State Finance Authority Revenue 5.00%, 8/1/2021	125,000	142,126
Iowa, State Revenue Series A, 5.00%, 6/1/2021	1,715,000	1,933,989

		2,076,115

KANSAS — 0.4%
Johnson County Unified School District No. 233 Olathe, General Obligation Series B, 5.00%, 9/1/2023	125,000	146,219
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Series A, 4.00%, 10/1/2035	200,000	212,420
Kansas, Development Finance Authority Revenue Series G, 5.00%, 4/1/2025	380,000	431,961
Kansas, State Department of Transportation, Highway Revenue:
5.00%, 9/1/2030	325,000	386,204
5.00%, 9/1/2034	3,900,000	4,568,382
5.00%, 9/1/2035	480,000	559,853
Series A, 5.00%, 9/1/2021	100,000	114,035
Series B, 5.00%, 9/1/2019	225,000	245,608
Kansas, State Department of Transportation, Sales Tax Revenue Series C, 5.00%, 9/1/2023	400,000	465,720
Leavenworth County, KS, Unified School District No. 469, General Obligation 4.00%, 9/1/2035	150,000	160,810
Shawnee County, KS, Unified School District No. 501 Topeka, General Obligation Series A, 4.00%, 8/1/2044	500,000	515,870

		7,807,082

KENTUCKY — 0.3%
Kentucky, State Turnpike Authority, Economic Development Road Revenue:
Series A, 5.00%, 7/1/2020	175,000	192,670
Series A, 5.00%, 7/1/2023	250,000	287,707
Series A, 5.00%, 7/1/2026	100,000	118,312
Series B, 5.00%, 7/1/2022	2,565,000	2,911,685
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue Series B, 4.00%, 5/15/2037	645,000	658,055
University of Kentucky, General Receipts Revenue:
Series A, 4.00%, 4/1/2044	800,000	809,496
Series B, 5.00%, 10/1/2021	1,000,000	1,137,390

		6,115,315

LOUISIANA — 1.0%
East Baton Rouge, LA, Sewer Commission Revenue Series B, 5.00%, 2/1/2039	3,660,000	4,051,217
Louisiana State, Local Government Environmental Facilities & Community Development Authority Revenue 5.00%, 10/1/2035	125,000	138,593

See accompanying notes to financial statements.

196

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Louisiana, State Gas & Fuels Tax Revenue:
Series A-1, 5.00%, 5/1/2021	$100,000	$113,202
Series A-1, 5.00%, 5/1/2022	420,000	484,449
Series A-1, 5.00%, 5/1/2023	760,000	876,911
Series A-1, 5.00%, 5/1/2027	135,000	154,076
Louisiana, State General Obligation:
Series A, 4.00%, 2/1/2029	750,000	795,982
Series A, 5.00%, 2/1/2027	250,000	288,180
Series B, 5.00%, 8/1/2027	110,000	128,585
Series B, 5.00%, 8/1/2029	3,630,000	4,197,405
Series C, 5.00%, 7/15/2022	680,000	779,348
Series C, 5.00%, 7/15/2023	290,000	335,927
Series C, 5.00%, 7/15/2024	335,000	384,319
Series C, 5.00%, 8/1/2025	1,100,000	1,291,114
Series D-1, 5.00%, 12/1/2024	2,000,000	2,362,900
Series D-1, 5.00%, 12/1/2028	850,000	985,694
Louisiana, State Highway Improvement Revenue:
Series A, 5.00%, 6/15/2019	900,000	973,962
Series A, 5.00%, 6/15/2022	150,000	172,185
Louisiana, State Highway Improvement, General Obligation Series A, 4.00%, 9/1/2021	1,550,000	1,683,517

		20,197,566

MAINE — 0.1%
Maine, State Turnpike Authority Revenue:
5.00%, 7/1/2026	1,190,000	1,407,294
Series C, 5.00%, 11/1/2020	130,000	145,142

		1,552,436

MARYLAND — 3.0%
Anne Arundel County, MD, General Obligation 5.00%, 4/1/2018	90,000	94,317
Baltimore, MD, General Obligation:
5.00%, 8/1/2018	480,000	508,786
Series B, 5.00%, 10/15/2019	280,000	306,317
Baltimore, MD, State General Obligation Series B, 5.00%, 10/15/2020	1,000,000	1,117,890
Maryland, Stadium Authority Revenue:
5.00%, 5/1/2025	125,000	149,278
5.00%, 5/1/2041	550,000	620,713
Maryland, State Department of Transportation Revenue:
4.00%, 12/15/2025	250,000	279,003
4.00%, 11/1/2029	980,000	1,060,634
5.00%, 2/15/2027	790,000	892,747
5.00%, 2/15/2028	805,000	909,698
Maryland, State Department of Transportation, Consolidated Transportation Revenue 3.00%, 12/15/2030	2,325,000	2,278,128
Maryland, State General Obligation:
4.00%, 3/15/2025	190,000	202,671
4.00%, 6/1/2025	100,000	112,165

4.00%, 6/1/2027	2,185,000	2,416,173
4.00%, 6/1/2028	500,000	548,280
4.00%, 6/1/2030	100,000	108,461
Series B, 4.50%, 8/1/2019	1,380,000	1,487,695
5.00%, 3/1/2018	1,000,000	1,045,360
Series A, 5.00%, 8/1/2018	1,800,000	1,907,946
5.00%, 6/1/2019	250,000	271,463
Series B, 5.00%, 8/1/2020	420,000	469,694
Series A, 5.00%, 3/1/2024	1,345,000	1,526,875
5.00%, 6/1/2026	3,800,000	4,523,368
Series A, 3.00%, 3/1/2026	500,000	510,795
Series A, 4.00%, 3/1/2027	2,900,000	3,184,896
Series A, 5.00%, 8/1/2023	1,100,000	1,302,268
Series A, 5.00%, 8/1/2024	250,000	295,295
Series A, 5.00%, 3/1/2025	155,000	180,922
Series A, 5.00%, 3/1/2026	100,000	116,410
Series B, 3.00%, 8/1/2028	1,300,000	1,321,385
Series B, 4.50%, 8/1/2021	2,000,000	2,240,640
Series C, 5.00%, 8/1/2021	4,590,000	5,240,347
Series B, 5.00%, 8/1/2026	2,000,000	2,294,400
Maryland, State Health & Higher Educational Facilities Authority Revenue:
Series A, 5.00%, 7/1/2025	710,000	815,818
Series B, 4.25%, 7/1/2041	3,200,000	3,368,608
Series B, 5.00%, 7/1/2022	100,000	115,409
Montgomery, MD, State General Obligation:
Series A, 5.00%, 11/1/2022	3,100,000	3,625,357
Series A, 5.00%, 11/1/2029	125,000	147,853
Series B, 4.00%, 12/1/2025	3,590,000	3,970,325
Series B, 5.00%, 11/1/2025	300,000	360,768
Prince George’s County, MD, General Obligation:
Series A, 4.00%, 9/1/2026	1,500,000	1,655,850
Series A, 5.00%, 3/1/2019	2,060,000	2,220,556
Series A, 5.00%, 7/1/2023	500,000	590,190
Series A, 5.00%, 7/1/2024	1,000,000	1,196,930
University System of Maryland Revenue Series A, 3.00%, 4/1/2035	500,000	453,645
Washington, MD, Suburban Sanitary Commission, General Obligation:
3.00%, 6/1/2022	200,000	211,460
3.00%, 6/1/2029	1,310,000	1,314,310
4.00%, 6/1/2020	1,900,000	2,052,494
5.00%, 6/1/2018	1,100,000	1,159,664
5.00%, 6/1/2020	175,000	194,828

		62,979,085

MASSACHUSETTS — 5.1%
Boston, MA, General Obligation:
Series A, 4.00%, 4/1/2018	450,000	466,124
Series B, 5.00%, 4/1/2019	3,170,000	3,427,182
Commonwealth of Massachusetts Transportation Fund Revenue:
Series A, 5.00%, 6/1/2022	1,510,000	1,749,365
Series A, 5.00%, 6/1/2023	2,050,000	2,417,996

See accompanying notes to financial statements.

197

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Massachusetts, Bay Transportation Authority, Revenue:
Series A, 4.00%, 7/1/2035	$380,000	$399,551
Series A, 4.00%, 7/1/2037	1,270,000	1,305,928
Series A, 5.00%, 7/1/2045	275,000	310,668
Series B, 5.00%, 7/1/2025	5,000,000	6,014,300
Series B, 5.00%, 7/1/2030	115,000	135,327
Massachusetts, Bay Transportation Authority, Sales Tax Revenue Series A, 4.00%, 7/1/2017	755,000	766,506
Massachusetts, State Clean Water Trust Revenue:
5.00%, 8/1/2025	1,000,000	1,214,160
5.00%, 2/1/2031	250,000	295,990
Massachusetts, State College Building Authority Revenue:
Series A, 4.00%, 5/1/2027	1,000,000	1,100,990
Series A, 4.00%, 5/1/2028	1,500,000	1,642,080
Series A, 4.00%, 5/1/2029	1,975,000	2,146,726
Series A, 5.00%, 5/1/2033	4,405,000	4,995,534
Series C, 3.00%, 5/1/2032	710,000	670,659
Series C, 3.00%, 5/1/2042	120,000	102,188
Massachusetts, State Development Finance Agency Revenue Series P, 5.00%, 7/1/2043	3,500,000	3,936,310
Massachusetts, State Federal Highway Revenue:
Series A, 5.00%, 6/15/2024	100,000	119,660
Series B, 5.00%, 6/15/2018	435,000	458,664
Series B, 5.00%, 6/15/2023	400,000	461,604
Massachusetts, State General Obligation:
3.50%, 5/1/2036	1,450,000	1,439,879
Series A, 4.00%, 12/1/2032	2,465,000	2,601,980
Series A, 4.00%, 3/1/2041	750,000	762,113
Series E, 4.00%, 4/1/2042	1,150,000	1,170,989
Series A, 4.50%, 12/1/2043	6,175,000	6,629,418
Series A, 5.00%, 7/1/2026	600,000	728,274
Series B, 5.00%, 7/1/2029	6,300,000	7,529,067
Series A, 5.00%, 3/1/2032	1,215,000	1,391,430
Series A, 5.00%, 3/1/2041	1,000,000	1,114,260
Series A, 5.00%, 3/1/2046	250,000	277,723
Series B, 4.00%, 6/1/2042	525,000	543,244
Series B, 5.00%, 8/1/2017	360,000	368,485
Series B, 5.00%, 7/1/2025	1,000,000	1,204,570
Series C, 3.63%, 10/1/2039	445,000	430,555
Series C, 3.63%, 10/1/2041	1,410,000	1,350,921
Series C, 4.00%, 7/1/2031	510,000	538,540
Series C, 4.00%, 6/1/2043	500,000	512,595
Series C, 5.00%, 8/1/2020	400,000	444,968
Series C, 5.00%, 8/1/2022	660,000	762,775
Series C, 5.00%, 7/1/2024	150,000	172,608
Series D, 4.00%, 8/1/2033	230,000	240,957
Series D, 5.00%, 8/1/2033	350,000	398,944
Series E, 3.25%, 9/1/2040	1,315,000	1,232,102
Series E, 4.00%, 9/1/2037	175,000	179,373
Series E, 4.00%, 9/1/2039	6,550,000	6,694,166
Series E, 4.00%, 9/1/2041	4,000,000	4,076,120
Series E, 4.00%, 4/1/2046	365,000	368,559

Series E, 4.50%, 8/1/2043	100,000	106,892
Series E, 5.00%, 9/1/2023	125,000	144,738
Series E, 5.00%, 9/1/2027	215,000	245,982
Series E, 5.00%, 9/1/2029	300,000	341,523
Series E, 5.00%, 9/1/2030	325,000	369,060
Series E, 5.00%, 8/1/2036	1,100,000	1,224,135
Series F, 3.00%, 11/1/2028	100,000	100,157
Series F, 5.00%, 11/1/2026	500,000	575,215
Massachusetts, State Port Authority Revenue Series B, 5.00%, 7/1/2026	500,000	570,070
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 5.00%, 8/15/2021	115,000	130,611
Series B, 4.00%, 8/15/2017	200,000	203,732
Series B, 5.00%, 8/15/2017	500,000	512,365
Series B, 5.00%, 8/15/2028	235,000	266,892
Series B, 5.00%, 8/15/2029	450,000	509,805
Series B, 5.00%, 8/15/2030	2,260,000	2,554,026
Massachusetts, State Transportation Fund Revenue 5.00%, 6/1/2022	150,000	170,172
Massachusetts, State Water Pollution Abatement Trust Revenue:
5.00%, 8/1/2019	3,600,000	3,924,360
Series 16B, 5.00%, 8/1/2024	480,000	534,667
Massachusetts, State Water Resources Authority Revenue:
5.00%, 8/1/2033	6,030,000	7,070,718
Series B, 5.00%, 8/1/2026	5,830,000	6,707,998
University of Massachusetts Building Authority Revenue Series 1, 5.00%, 11/1/2032	150,000	174,105
University of Massachusetts, Building Authority, Project Revenue Series 1, 5.00%, 11/1/2039	1,005,000	1,140,896

		104,880,246

MICHIGAN — 1.1%
Michigan, State Building Authority Revenue:
Series A, 5.00%, 8/15/2038	680,000	751,536
Series I, 5.00%, 4/15/2019	4,000,000	4,305,720
Series I, 5.00%, 4/15/2022	170,000	193,409
Series I, 5.00%, 4/15/2041	1,705,000	1,882,422
Series I, 5.00%, 10/15/2046	1,700,000	1,869,592
Series I, 5.00%, 10/15/2051	3,725,000	4,080,626
Michigan, State Finance Authority Revenue:
5.00%, 7/1/2020	450,000	488,453
5.00%, 10/1/2023	905,000	1,045,637
5.00%, 10/1/2024	125,000	144,279
5.00%, 10/1/2032	125,000	141,964
Series A, 5.00%, 1/1/2017	600,000	600,000
Series A, 5.00%, 1/1/2018	125,000	129,845
Series A, 5.00%, 7/1/2018	1,000,000	1,056,060
Michigan, State General Obligation:
Series A, 5.00%, 12/1/2018	100,000	106,940
Series B, 5.00%, 11/1/2022	135,000	156,909

See accompanying notes to financial statements.

198

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Michigan, State Trunk Line Revenue 5.00%, 11/15/2018	$1,600,000	$1,708,176
University of Michigan, Revenue:
4.00%, 4/1/2035	300,000	315,861
5.00%, 4/1/2040	3,125,000	3,609,562

		22,586,991

MINNESOTA — 1.3%
Farmington, MN, Independent School District, General Obligation Series A, 3.00%, 2/1/2024	750,000	773,992
Minnesota, State General Fund Revenue:
Series A, 5.00%, 6/1/2029	1,000,000	1,145,830
Series B, 5.00%, 3/1/2018	3,675,000	3,838,648
Series B, 5.00%, 3/1/2021	450,000	505,093
Series B, 5.00%, 3/1/2028	5,000,000	5,634,500
Minnesota, State General Obligation:
Series D, 5.00%, 8/1/2023	7,890,000	9,238,540
Series A, 5.00%, 8/1/2020	610,000	681,498
Series A, ETM, 5.00%, 10/1/2018	10,000	10,634
Series B, 4.00%, 8/1/2025	500,000	558,385
Series B, 5.00%, 8/1/2025	100,000	121,503
Series E, 3.00%, 8/1/2023	400,000	424,008
Series F, 5.00%, 10/1/2021	1,000,000	1,144,710
Series F, 5.00%, 10/1/2022	125,000	145,749
University of Minnesota, Revenue 4.00%, 1/1/2044	575,000	589,812
Western Minnesota, Municipal Power Agency Revenue Series A, 5.00%, 1/1/2036	2,000,000	2,222,520

		27,035,422

MISSISSIPPI — 0.3%
Mississippi, State Development Bank Revenue 5.00%, 1/1/2023	100,000	115,327
Mississippi, State General Obligation:
Series A, 5.00%, 10/1/2027	115,000	136,744
Series C, 5.00%, 10/1/2026	4,000,000	4,790,920
Series H, 4.00%, 12/1/2023	100,000	110,266

		5,153,257

MISSOURI — 0.9%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Authority Revenue Series A, 5.00%, 10/1/2019	250,000	272,895
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Series A, 5.00%, 10/1/2028	1,320,000	1,398,500
Kansas City, MO, Sanitary Sewer System Revenue:
Series A, 4.00%, 1/1/2025	100,000	112,731
Series A, 4.00%, 1/1/2040	320,000	332,422
Series A, 5.00%, 1/1/2029	100,000	117,765

Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue:
Series B, 5.00%, 5/1/2032	100,000	113,235
Series B, 5.00%, 5/1/2033	350,000	398,780
Series B, 5.00%, 5/1/2036	100,000	114,629
Series B, 5.00%, 5/1/2038	5,000,000	5,639,300
Series B, 5.00%, 5/1/2043	450,000	493,313
Series C, 4.00%, 5/1/2041	1,450,000	1,497,850
Series C, 5.00%, 5/1/2046	1,750,000	1,996,032
Missouri Highway & Transit Commission, State Road Revenue Series B, 5.00%, 5/1/2018	515,000	541,214
Missouri, State Board of Public Buildings, Special Obligation Revenue:
Series A, 1.00%, 10/1/2026	965,000	800,120
Series A, 4.00%, 10/1/2023	900,000	964,845
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien Series A, 5.00%, 5/1/2024	1,075,000	1,283,926
Missouri, State Highways & Transportation Commission Revenue Series A, 5.00%, 5/1/2018	945,000	993,488
North Kansas City School District No. 74, General Obligation 4.00%, 3/1/2029	525,000	578,230

		17,649,275

NEBRASKA — 0.4%
Central Plains Energy Project, NE, Gas Supply Revenue 5.00%, 8/1/2039 (c)	1,000,000	1,086,910
Omaha, NE, Sanitation Sewer Revenue:
4.00%, 11/15/2042	400,000	411,144
5.00%, 11/15/2034	3,800,000	4,380,298
Omaha, NE, State Public Power District Electric Revenue:
Series A, 5.00%, 2/1/2028	140,000	166,747
Series B, 5.00%, 2/1/2021	850,000	958,112
Series BB, 4.00%, 2/1/2042	160,000	163,094
Omaha, NE, State School District, General Obligation 3.25%, 12/15/2034	280,000	278,488
University of Nebraska, Revenue 5.00%, 7/1/2038	1,000,000	1,119,850

		8,564,643

NEVADA — 0.8%
Clark County, NV, General Obligation:
5.00%, 11/1/2032	1,000,000	1,146,290
Series A, 5.00%, 11/1/2022	200,000	232,220
Series B, 4.00%, 11/1/2031	500,000	531,730
Series B, 4.00%, 11/1/2032	250,000	264,570

See accompanying notes to financial statements.

199

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Clark County, School District, General Obligation Series A, 5.00%, 6/15/2024	$100,000	$117,702
Clark County, Water Reclamation District, General Obligation 5.00%, 7/1/2027	100,000	120,160
Las Vegas Valley, NV, Water District, General Obligation:
5.00%, 6/1/2039	3,195,000	3,589,071
Series A, 5.00%, 6/1/2031	100,000	113,976
Series B, 4.00%, 6/1/2037	4,265,000	4,428,733
Series B, 5.00%, 6/1/2032	125,000	142,265
Series B, 5.00%, 6/1/2042	5,845,000	6,554,291
Truckee Meadows, NV, Water Authority Revenue 5.00%, 7/1/2034	125,000	143,619

		17,384,627

NEW JERSEY — 0.5%
Hudson County, NJ, Improvement Authority Revenue 5.00%, 5/1/2041	445,000	501,079
New Brunswick, NJ, Parking Authority Revenue:
Series A, 5.00%, 9/1/2032	120,000	138,462
Series A, 5.00%, 9/1/2036	325,000	367,195
New Jersey, Environmental Infrastructure Trust Revenue:
Series A, 4.00%, 9/1/2022	15,000	15,664
Series A, 4.00%, 9/1/2027	90,000	93,982
New Jersey, State Economic Development Authority Lease Revenue 5.00%, 6/15/2046	5,090,000	5,622,770
New Jersey, State Educational Facilities Authority Revenue:
Series A, 5.00%, 7/1/2024	1,140,000	1,368,866
Series B, 5.00%, 7/1/2032	265,000	301,779
Rutgers, NJ, University Revenue:
Series J, 5.00%, 5/1/2023	100,000	115,799
Series J, 5.00%, 5/1/2032	1,000,000	1,126,620

		9,652,216

NEW MEXICO — 0.4%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
5.00%, 7/1/2022	3,250,000	3,765,450
Series A, 5.00%, 7/1/2020	100,000	111,456
Series B, 5.00%, 7/1/2023	235,000	275,164
New Mexico, State Finance Authority Revenue 4.00%, 6/15/2026	100,000	108,652
New Mexico, State Severance Tax Revenue:
Series A, 5.00%, 7/1/2017	305,000	311,085
Series A, 5.00%, 7/1/2018	100,000	105,530
Series A, 5.00%, 7/1/2020	450,000	494,176
Series A, 5.00%, 7/1/2023	325,000	379,320
Series A, 5.00%, 7/1/2025	130,000	155,488

Series B, 4.00%, 7/1/2024	2,820,000	3,129,636
University of New Mexico, Revenue Series A, 4.00%, 6/1/2046	165,000	170,889

		9,006,846

NEW YORK — 17.3%
Brookhaven, NY, General Obligation 5.00%, 5/1/2026	120,000	144,914
Dutchess County, NY, Local Development Corp. Revenue Series A, 5.00%, 1/1/2049	2,000,000	2,174,320
Nassau County, NY, Sewer & Storm Water Finance Authority Revenue Series A, 5.00%, 10/1/2028	3,450,000	4,098,738
New York & New Jersey, Port Authority Revenue:
4.00%, 12/15/2036	6,760,000	6,926,228
4.00%, 12/15/2038	100,000	102,131
4.00%, 6/15/2044	150,000	152,511
4.50%, 7/15/2031	2,000,000	2,127,500
4.50%, 7/15/2036	850,000	891,267
5.00%, 9/1/2031	100,000	115,509
5.00%, 9/1/2033	160,000	182,677
5.00%, 9/1/2039	475,000	532,969
5.00%, 10/15/2041	4,580,000	5,195,094
Series 179, 5.00%, 12/1/2038	295,000	333,707
Series 179, 5.00%, 12/1/2043	1,100,000	1,236,994
Series 189, 5.00%, 5/1/2045	4,000,000	4,491,160
Series 190, 5.00%, 5/1/2032	1,075,000	1,170,535
Series 190, 5.00%, 5/1/2035	1,360,000	1,477,667
Series 198, 5.00%, 11/15/2041	120,000	137,266
New York State Dormitory Authority Revenue Series A, 5.00%, 7/1/2037	150,000	167,166
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Series A, 5.00%, 4/1/2029	100,000	113,727
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
4.00%, 6/15/2033	1,250,000	1,286,187
5.00%, 6/15/2037	5,000,000	5,685,050
5.00%, 6/15/2044	150,000	165,794
Series BB, 5.00%, 6/15/2046	3,985,000	4,453,221
Series A, 3.00%, 6/15/2036	250,000	223,988
Series AA, 4.00%, 6/15/2044	6,805,000	6,830,995
Series AA, 4.00%, 6/15/2046	1,000,000	1,003,240
Series BB, 4.63%, 6/15/2046	6,750,000	7,240,995
Series EE, 5.00%, 6/15/2047	8,000,000	8,916,283
Series FF, 4.00%, 6/15/2045	650,000	651,913
Series FF, 5.00%, 6/15/2045	8,640,000	9,633,918
Series EE, 5.00%, 6/15/2036	1,280,000	1,438,733
Series DD, 5.00%, 6/15/2039	690,000	772,165
Series EE, 4.00%, 6/15/2039	2,070,000	2,081,033
Series EE, 5.00%, 6/15/2034	395,000	444,968
Series EE, 5.25%, 6/15/2030	350,000	404,100
Series FF, 5.00%, 6/15/2029	1,710,000	1,869,834
Series FF, 5.00%, 6/15/2031	755,000	879,130

See accompanying notes to financial statements.

200

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

New York, NY, City Transitional Finance Authority Building Aid Revenue:
Series S-1, 4.00%, 7/15/2036	$700,000	$715,988
Series S-1, 4.00%, 7/15/2040	1,750,000	1,779,207
Series S-1, 4.00%, 7/15/2042	250,000	255,725
Series S-1, 5.00%, 7/15/2028	1,025,000	1,174,752
Series S-1, 5.00%, 7/15/2029	750,000	859,575
Series S-1, 5.00%, 7/15/2037	205,000	229,506
Series S-1, 5.00%, 7/15/2043	240,000	268,387
New York, NY, City Transitional Finance Authority Revenue SubSeries FI, 5.00%, 8/1/2034	2,500,000	2,860,050
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
4.00%, 5/1/2019	400,000	423,580
SubSeries E-1, 5.00%, 2/1/2018	545,000	567,830
5.00%, 8/1/2034	225,000	257,873
5.00%, 11/1/2035	380,000	429,810
SubSeries F-1, 5.00%, 2/1/2036	2,270,000	2,572,540
5.00%, 5/1/2036	245,000	280,292
5.00%, 11/1/2038	3,525,000	3,987,057
ETM, 5.00%, 11/1/2017	100,000	103,274
Series B1, 5.00%, 11/1/2037	410,000	463,243
Series C, 5.00%, 11/1/2018	1,500,000	1,601,280
SubSeries A-1, 5.00%, 8/1/2027	100,000	117,903
SubSeries A-1, 5.00%, 8/1/2032	710,000	817,473
SubSeries B-I, 4.00%, 8/1/2037	750,000	774,090
SubSeries B-I, 5.00%, 8/1/2030	270,000	318,327
SubSeries B-I, 5.00%, 8/1/2040	1,890,000	2,155,167
SubSeries D, 3.00%, 11/1/2027	320,000	324,442
SubSeries D-1, 5.00%, 11/1/2022	100,000	113,526
SubSeries F-1, 5.00%, 2/1/2030	3,770,000	4,388,322
SubSeries E-1, 5.00%, 2/1/2040	400,000	453,600
SubSeries E-1, 5.00%, 2/1/2042	900,000	984,978
SubSeries F-1, 4.00%, 2/1/2040	115,000	117,172
SubSeries F-1, 5.00%, 5/1/2021	500,000	566,010
SubSeries F-1, 5.00%, 2/1/2029	500,000	570,915
SubSeries F-1, 5.00%, 5/1/2030	200,000	223,918
SubSeries F-1, 5.00%, 2/1/2031	500,000	566,395
SubSeries F-3, 3.00%, 2/1/2035	2,755,000	2,513,386
SubSeries FI, 5.00%, 8/1/2029	1,000,000	1,163,230
SubSeries FI, 5.00%, 8/1/2039	9,675,000	10,900,048
SubSeries FI, 5.00%, 8/1/2042	5,800,000	6,521,868
SubSeries I, 4.00%, 5/1/2043	100,000	101,786
SubSeries I, 5.00%, 5/1/2033	300,000	339,474
SubSeries I, 5.00%, 5/1/2038	880,000	990,343
SubSeries I, 5.00%, 5/1/2042	1,000,000	1,114,360
New York, NY, General Obligation:
Series 1-I, 4.00%, 3/1/2039	570,000	578,846
Series 1-I, 5.00%, 3/1/2027	1,560,000	1,804,078
Series A-1, 5.00%, 10/1/2018	5,000,000	5,315,200
Series A-1, 5.00%, 10/1/2019	5,000,000	5,456,500
Series I, 5.00%, 8/1/2027	1,120,000	1,265,250
Series A-1, 5.00%, 10/1/2028	435,000	491,298
Series J, 5.00%, 8/1/2017	1,600,000	1,637,536
Series B, 5.00%, 8/1/2021	4,500,000	5,091,210
Series I, 5.00%, 8/1/2022	340,000	388,203

Series B, 5.00%, 8/1/2024	2,535,000	2,881,053
Series B, 5.00%, 8/1/2026	140,000	158,642
Series E, 5.00%, 8/1/2018	2,940,000	3,110,608
Series C, 5.00%, 4/15/2023	1,390,000	1,638,421
Series D, 5.00%, 8/1/2028	825,000	936,037
Series I, 5.00%, 8/1/2029	7,185,000	8,148,542
Series D-1, 5.00%, 10/1/2032	125,000	139,829
Series D-1, 5.00%, 8/1/2033	250,000	280,728
Series J, 5.00%, 8/1/2020	8,795,000	9,770,805
Series E, 5.00%, 8/1/2025	115,000	132,572
Series E, 5.00%, 8/1/2030	250,000	292,918
Series F-1, 5.00%, 6/1/2025	750,000	891,337
Series F-1, 5.00%, 3/1/2037	1,475,000	1,632,633
SubSeries A-1, 5.00%, 10/1/2031	225,000	251,825
SubSeries G-1, 5.00%, 4/1/2029	700,000	782,488
New York, NY, Liberty Development Corp., Revenue:
4.00%, 9/15/2035	205,000	215,389
5.00%, 9/15/2032	4,620,000	5,251,554
5.00%, 9/15/2040	295,000	331,624
5.00%, 12/15/2041	100,000	109,173
5.25%, 12/15/2043	430,000	483,819
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A, Zero Coupon, 11/15/2030	2,960,000	1,865,126
Series A, 5.00%, 11/15/2025	1,000,000	1,156,130
Series A, 5.00%, 11/15/2027	100,000	115,197
Series A, 5.00%, 11/15/2031	1,295,000	1,480,314
Series A, 5.25%, 11/15/2033	100,000	118,986
Series A, 5.25%, 11/15/2034	200,000	238,726
Series B-1, 4.25%, 11/15/2030	100,000	109,909
Subseries B, 4.00%, 11/15/2038	100,000	103,460
New York, NY, Sales Tax Asset Receivables Corp., Revenue:
Series A, 5.00%, 10/15/2020	175,000	196,518
Series A, 5.00%, 10/15/2021	5,620,000	6,431,303
Series A, 5.00%, 10/15/2025	2,100,000	2,509,878
Series A, 5.00%, 10/15/2026	6,000,000	7,190,040
Series A, 5.00%, 10/15/2030	480,000	563,952
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series A, 4.00%, 11/15/2042	500,000	515,265
Series B, Zero Coupon, 11/15/2027	1,850,000	1,327,393
Series B, Zero Coupon, 11/15/2029	735,000	486,144
Series B, 5.00%, 11/15/2027	5,575,000	6,405,675
Series C, 5.00%, 11/15/2038	725,000	806,599
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue:
5.00%, 8/1/2033	2,000,000	2,271,420
Series S, 4.00%, 2/1/2023	1,250,000	1,383,975
Series S, 4.00%, 4/1/2031	100,000	107,949
New York, State Convention Center Development Corp., Revenue:
4.00%, 11/15/2045	120,000	120,798
5.00%, 11/15/2033	4,700,000	5,313,209

See accompanying notes to financial statements.

201

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

5.00%, 11/15/2040	$750,000	$833,835
5.00%, 11/15/2045	360,000	398,797
New York, State Dormitory Authority Revenue, Non State Supported Debt:
5.00%, 10/1/2045	3,250,000	4,213,040
Series A, 4.00%, 7/1/2043	1,000,000	1,022,210
New York, State Dormitory Authority Revenue, State Supported Debt:
5.00%, 5/15/2025	650,000	744,731
Series A, 5.00%, 7/1/2027	520,000	587,142
Series A, 5.00%, 7/1/2035	185,000	205,520
Series A, 5.00%, 7/1/2042	550,000	602,079
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.00%, 2/15/2021	250,000	281,878
Series A, 5.00%, 12/15/2026	500,000	577,605
Series A, 5.00%, 2/15/2029	150,000	171,401
Series A, 5.00%, 12/15/2029	4,725,000	5,418,630
Series A, 5.00%, 12/15/2030	3,130,000	3,578,279
Series A, 5.00%, 2/15/2031	1,100,000	1,250,249
Series A, 5.00%, 2/15/2043	1,250,000	1,374,675
Series B, 5.00%, 3/15/2027	110,000	129,347
Series B, 5.00%, 3/15/2031	150,000	169,169
Series C, 5.00%, 3/15/2037	100,000	112,438
Series D, 5.00%, 2/15/2022	5,000,000	5,740,950
Series D, 5.00%, 2/15/2042	720,000	792,403
Series E, 4.00%, 8/15/2031	255,000	267,130
Series E, 5.00%, 3/15/2024	250,000	296,153
Series E, 5.00%, 3/15/2026	500,000	597,550
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 4.00%, 7/1/2034	100,000	107,010
Series A, 4.13%, 3/15/2033	2,105,000	2,242,793
Series A, 5.00%, 3/15/2018	100,000	104,626
Series A, 5.00%, 3/15/2019	2,500,000	2,700,000
Series A, 5.00%, 3/15/2021	270,000	305,799
Series A, 5.00%, 3/15/2023	2,420,000	2,842,459
Series A, 5.00%, 3/15/2028	3,400,000	3,918,568
Series A, 5.00%, 3/15/2036	1,500,000	1,691,730
Series A, 5.00%, 3/15/2037	1,990,000	2,241,635
Series A, 5.00%, 3/15/2044	5,000,000	5,618,500
New York, State Environmental Facilities Corp., Clean Water & Drinking Revenue:
5.00%, 6/15/2020	500,000	557,280
Series A, 5.00%, 6/15/2041	1,180,000	1,356,080
New York, State Environmental Facilities Corp., Revenue:
4.00%, 6/15/2036	400,000	413,680
5.00%, 3/15/2019	1,995,000	2,153,702
5.00%, 9/15/2019	2,500,000	2,734,325
5.00%, 6/15/2033	125,000	145,001
5.00%, 11/15/2038	250,000	281,835
Series B, 4.00%, 8/15/2046	6,900,000	7,054,698
Series B, 5.00%, 8/15/2041	885,000	1,019,042
New York, State Thruway Authority, Personal Income Tax Revenue:
Series A, 5.00%, 3/15/2030	250,000	282,363

Series A, 5.00%, 3/15/2024	620,000	704,419
New York, State Urban Development Corp., Revenue:
Series C, 5.00%, 3/15/2033	3,470,000	3,979,743
Series C, 5.00%, 3/15/2023	1,690,000	1,968,196
Series A, 5.00%, 3/15/2024	5,250,000	6,219,202
Series C, 5.00%, 3/15/2027	4,900,000	5,661,958
Series A, 5.00%, 3/15/2028	100,000	118,053
Series C, 5.00%, 3/15/2029	525,000	607,618
Series A, 5.00%, 3/15/2034	745,000	852,124
Series A, 5.00%, 3/15/2044	320,000	355,872
Series D, 5.00%, 3/15/2021	3,215,000	3,631,535
Series D, 5.00%, 3/15/2018	1,000,000	1,046,260
Series D, 5.00%, 3/15/2022	1,700,000	1,954,915
Oyster Bay, NY, General Obligation 4.00%, 8/1/2029 (a)	100,000	102,306
Triborough, NY, Bridge & Tunnel Authority Revenue:
Series B, 5.00%, 11/15/2020	100,000	112,200
Series C, 5.00%, 11/15/2033	125,000	142,795
Utility Debt Securitization Authority Revenue:
Series A, 5.00%, 12/15/2032	490,000	573,180
5.00%, 12/15/2037	6,810,000	7,831,091
Series A, 5.00%, 6/15/2028	155,000	186,405
Series TE, 5.00%, 12/15/2033	800,000	923,975
Series TE, 5.00%, 12/15/2034	5,600,000	6,513,449
Series A, 5.00%, 12/15/2035	1,925,000	2,230,979
Series B, 5.00%, 12/15/2024	610,000	708,735
Series B, 5.00%, 12/15/2025	280,000	332,013
Series TE, 5.00%, 12/15/2027	500,000	586,885
Series TE, 5.00%, 12/15/2030	1,540,000	1,788,279
Series TE, 5.00%, 12/15/2031	100,000	115,708
Series TE, 5.00%, 12/15/2041	365,000	409,720
Westchester, NY, General Obligation Series A, 5.00%, 1/1/2024	1,500,000	1,789,995

		359,590,360

NORTH CAROLINA — 1.3%
Buncombe County, NC, Limited Obligation Revenue:
5.00%, 6/1/2025	1,920,000	2,293,056
5.00%, 6/1/2026	100,000	118,928
Charlotte, NC, Certificates of Participation:
Series B, 3.00%, 6/1/2022	100,000	100,457
Series C, 5.00%, 12/1/2018	2,865,000	3,058,789
Charlotte, NC, General Obligation 5.00%, 12/1/2021	100,000	114,807
Charlotte, NC, Water & Sewer System Revenue 5.00%, 7/1/2022	3,400,000	3,937,302
Durham Capital Financing Corp., Revenue 5.00%, 6/1/2038	115,000	130,027
Durham, NC, General Obligation 4.00%, 10/1/2025	1,230,000	1,388,412
Mecklenburg County, NC, General Obligation:
Series A, 5.00%, 12/1/2021	1,750,000	2,011,782
Series B, 5.00%, 12/1/2023	1,500,000	1,785,675

See accompanying notes to financial statements.

202

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

North Carolina Capital Facilities Finance Agency Revenue:
4.00%, 1/1/2038	$700,000	$718,935
Series B, 5.00%, 10/1/2041	1,340,000	1,544,618
Series B, 5.00%, 10/1/2055	3,195,000	3,617,219
North Carolina, State Eastern Municipal Power Agency, Revenue Series B, 5.00%, 1/1/2021	260,000	293,062
North Carolina, State General Obligation:
5.00%, 6/1/2020	150,000	166,995
5.00%, 6/1/2021	2,125,000	2,418,505
Series A, 5.00%, 6/1/2018	125,000	131,761
Series C, 4.00%, 5/1/2021	1,230,000	1,346,850
Series D, 4.00%, 6/1/2021	500,000	547,940
Series E, 5.00%, 5/1/2019	1,000,000	1,082,910
North Carolina, State Revenue:
Series C, 5.00%, 5/1/2021	100,000	113,024
Series C, 5.00%, 5/1/2022	100,000	115,072
Series C, 5.00%, 5/1/2025	175,000	207,056
North Carolina, State University at Raleigh Revenue Series A, 5.00%, 10/1/2037	100,000	115,345
Raleigh, NC, General Obligation Series B, 3.00%, 4/1/2028	135,000	137,892

		27,496,419

OHIO — 2.2%
Cincinnati, OH, General Obligation:
Series A, 4.00%, 12/1/2023	150,000	166,497
Series A, 5.00%, 12/1/2020	2,950,000	3,302,053
Cleveland Heights & University Heights, OH, City School District, General Obligation 4.50%, 12/1/2047	355,000	372,913
Cleveland, OH, Municipal School District, General Obligation Series A, 4.25%, 12/1/2049	395,000	405,234
Columbus, OH, General Obligation:
Series A, 3.00%, 8/15/2023	500,000	527,320
Series A, 3.00%, 7/1/2029	2,650,000	2,647,244
Series A, 3.20%, 7/1/2031	2,600,000	2,588,040
Series A, 5.00%, 8/15/2027	125,000	147,518
Columbus, OH, Sewer Revenue:
5.00%, 6/1/2025	130,000	155,445
5.00%, 6/1/2028	1,605,000	1,903,835
Cuyahoga County, OH, Certificates of Participation 4.00%, 12/1/2034	1,290,000	1,325,785
Cuyahoga County, OH, Sales Tax Revenue 5.00%, 12/1/2034	290,000	332,963
Franklin County, OH, General Obligation 5.00%, 6/1/2021	3,355,000	3,801,618
Hamilton County, OH, Sewer System Revenue:
Series A, 5.00%, 12/1/2028	3,000,000	3,503,970
Series A, 5.00%, 12/1/2038	195,000	220,717

JobsOhio, Beverage System Statewide Liquor Profits Revenue Series A, 5.00%, 1/1/2038	450,000	492,030
North Olmsted City School District, General Obligation Series A, 5.00%, 12/1/2040	340,000	379,202
Northeast Ohio, Regional Sewer District Revenue:
5.00%, 11/15/2039	320,000	358,560
5.00%, 11/15/2043	100,000	110,464
Ohio Water Development Authority Series A, 5.00%, 12/1/2019	600,000	659,298
Ohio, State General Obligation:
Series C, 5.00%, 9/15/2021	265,000	301,848
Series A, 5.00%, 12/15/2022	3,000,000	3,494,700
Series A, 5.00%, 12/15/2023	320,000	378,310
Series A, 5.00%, 5/1/2027	100,000	114,474
Series A, 5.00%, 9/1/2027	250,000	307,090
Series B, 5.00%, 3/15/2019	540,000	581,855
Series B, 5.00%, 6/15/2027	110,000	126,269
Series B, 5.00%, 6/15/2035	200,000	225,192
Series C, 5.00%, 8/1/2022	155,000	179,313
Series R, 4.00%, 5/1/2018	130,000	134,898
Series R, 5.00%, 5/1/2019	2,075,000	2,242,577
Series S, 5.00%, 5/1/2029	2,825,000	3,359,801
Series S, 5.00%, 5/1/2030	2,600,000	3,066,362
Series S, 5.00%, 5/1/2031	3,000,000	3,516,600
Ohio, State Infrastructure Project Revenue Series 1, 4.00%, 12/15/2019	125,000	133,706
Ohio, State University, Revenue:
Series A, 4.00%, 6/1/2031	100,000	106,206
Series A, 4.00%, 6/1/2043	1,280,000	1,309,018
Ohio, Water Development Authority Water Pollution Control Loan Fund Revenue 5.00%, 6/1/2024	1,000,000	1,191,870
University of Cincinnati, Revenue:
Series C, 5.00%, 6/1/2036	520,000	581,324
Series C, 5.00%, 6/1/2039	500,000	558,340

		45,310,459

OKLAHOMA — 0.2%
Oklahoma, Capital Improvement Authority, State Facilities Revenue:
4.00%, 7/1/2034	745,000	768,773
Series A, 3.00%, 7/1/2024	125,000	129,765
Series A, 5.00%, 7/1/2026	2,500,000	2,917,000
Oklahoma, Development Finance Authority Revenue 3.00%, 6/1/2046	145,000	117,537

		3,933,075

OREGON — 1.3%
Clackamas & Washington Counties, OR, School District No. 3, General Obligation 5.00%, 6/15/2029	200,000	234,524
Deschutes County, OR, School District, General Obligation 4.00%, 6/15/2021	1,040,000	1,139,164

See accompanying notes to financial statements.

203

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Oregon, State Department of Administration Services, Lottery Revenue Series C, 5.00%, 4/1/2022	$300,000	$345,510
Oregon, State Department of Transportation, Highway User Tax Revenue:
Series A, 5.00%, 11/15/2024	125,000	149,340
Series A, 5.00%, 11/15/2028	650,000	769,379
Oregon, State Department of Transportation, Sales Tax Revenue:
Series A, 5.00%, 11/15/2023	580,000	685,717
Series A, 5.00%, 11/15/2024	140,000	164,130
Series A, 5.00%, 11/15/2029	7,160,000	8,435,697
Oregon, State General Obligation:
Series C, 5.00%, 8/1/2041	1,065,000	1,230,512
Series F, 5.00%, 5/1/2028	160,000	194,112
Series L, 5.00%, 11/1/2017	435,000	449,351
Series N, 5.00%, 8/1/2043.	1,700,000	1,925,233
Oregon, State Health & Science University Revenue:
Series B, 5.00%, 7/1/2033	300,000	346,014
Series B, 5.00%, 7/1/2035	2,000,000	2,285,560
Series B, 5.00%, 7/1/2036	100,000	113,317
Series B, 5.00%, 7/1/2037	1,585,000	1,791,953
Series B, 5.00%, 7/1/2038	275,000	309,955
Oregon, State Revenue:
Series 1, 5.00%, 12/15/2023	100,000	115,123
Series C, 5.00%, 12/1/2029	150,000	177,373
Portland Community College District, General Obligation 5.00%, 6/15/2020	200,000	222,628
Portland, OR, Sewer System Revenue:
Series A, 2.50%, 6/15/2033	200,000	174,340
Series A, 5.00%, 8/1/2020	125,000	139,375
Series A, 5.00%, 6/1/2021	775,000	879,571
Series A, 5.00%, 6/1/2024	125,000	148,233
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation 5.00%, 6/15/2022	125,000	144,043
Washington County, OR, School District No. 48J Beaverton, General Obligation 5.00%, 6/15/2028	4,000,000	4,634,160
Washington Multnomah & Yamhill Counties, OR, School District No. 1J, General Obligation 4.00%, 6/15/2021	400,000	436,884

		27,641,198

PENNSYLVANIA — 2.2%
Chester, PA, General Obligation Series A, 4.00%, 7/15/2029	120,000	132,602
Pennsylvania Turnpike Commission Revenue Series A, 5.00%, 12/1/2030	125,000	145,584

Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
5.00%, 1/1/2020	175,000	189,908
5.00%, 7/1/2020	500,000	542,210
5.00%, 1/1/2021	1,000,000	1,066,500
5.00%, 7/1/2021	5,000,000	5,192,250
Series A, 4.00%, 1/1/2019	455,000	478,674
Series A, 5.00%, 7/1/2018	445,000	469,675
Series A, 5.00%, 7/1/2019	1,000,000	1,085,700
Pennsylvania, State General Obligation:
3.00%, 9/15/2033 (a)	500,000	447,375
4.00%, 2/1/2034	750,000	768,937
5.00%, 11/15/2017	405,000	418,673
5.00%, 7/1/2018	150,000	157,860
5.00%, 7/1/2021	2,925,000	3,277,228
5.00%, 9/15/2022	5,000,000	5,702,200
5.00%, 11/15/2022	110,000	125,650
5.00%, 4/1/2023	2,200,000	2,517,174
5.00%, 6/1/2023	4,195,000	4,731,163
5.00%, 4/1/2024	4,930,000	5,579,873
5.00%, 6/1/2025	800,000	899,224
5.00%, 9/15/2025	100,000	116,534
5.00%, 3/15/2026	500,000	579,235
5.00%, 6/1/2026	2,200,000	2,466,970
5.00%, 6/1/2028	155,000	172,980
5.00%, 11/15/2029	440,000	497,143
Pennsylvania, State Higher Educational Facilities Authority Revenue:
2.50%, 10/1/2045 (c)	360,000	346,554
4.00%, 10/1/2038	200,000	208,076
5.00%, 10/1/2035	1,150,000	1,325,605
Series A, 4.00%, 8/15/2033	190,000	203,623
Series A, 4.00%, 8/15/2034	145,000	154,653
Series A, 4.00%, 8/15/2035	450,000	477,657
Pennsylvania, State University, Revenue:
Series B, 5.00%, 9/1/2020	2,440,000	2,726,920
Series B, 5.00%, 9/1/2023	1,315,000	1,550,687
West View, PA, Municipal Authority Water Revenue 4.00%, 11/15/2043	865,000	883,719

		45,638,816

RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp. 5.00%, 9/1/2021	1,000,000	1,135,560
Rhode Island Health & Educational Building Corp., Revenue Series A, 4.00%, 5/15/2028	1,685,000	1,796,058
Rhode Island, State & Providence Plantations, Consolidated Capital Development, General Obligation Series D, 5.00%, 8/1/2024	250,000	292,680

See accompanying notes to financial statements.

204

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Rhode Island, State & Providence Plantations, General Obligation:
5.00%, 8/1/2020	$115,000	$127,718
Series C, 5.00%, 8/1/2018	950,000	1,004,977

		4,356,993

SOUTH CAROLINA — 0.1%
Beaufort County, SC, School District, General Obligation Series A, 5.00%, 3/1/2020	1,000,000	1,103,870
Charleston, SC, Educational Excellence Finance Corp. Revenue:
5.00%, 12/1/2022	550,000	634,178
5.00%, 12/1/2023	100,000	116,799
Columbia, SC, Waterworks & Sewer System Revenue 5.00%, 2/1/2038	100,000	110,266
Florence County, SC, General Obligation 3.00%, 6/1/2017	300,000	302,568

		2,267,681

SOUTH DAKOTA — 0.1%
Sioux Falls, SD, Sales Tax Revenue Series A, 3.38%, 11/15/2032	1,355,000	1,358,902
South Dakota, State Building Authority Revenue Series B, 5.00%, 6/1/2038	100,000	112,941

		1,471,843

TENNESSEE — 0.9%
Chattanooga, TN, Electric Revenue Series A, 5.00%, 9/1/2024	335,000	395,313
City of Clarksville, TN, Water Sewer & Gas Revenue 5.00%, 2/1/2041	3,000,000	3,447,690
Memphis, TN, General Obligation Series A, 5.00%, 11/1/2023	2,400,000	2,811,864
Metropolitan Government Nashville & Davidson County, TN, General Obligation:
5.00%, 7/1/2018	500,000	527,265
5.00%, 1/1/2025	1,000,000	1,197,630
5.00%, 1/1/2026	140,000	169,399
Series A, 5.00%, 1/1/2020	100,000	109,792
Series C, 5.00%, 7/1/2020	200,000	222,122
Series C, 5.00%, 7/1/2027	2,710,000	3,232,163
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue Series D, 3.25%, 10/1/2037	1,420,000	1,329,731
Shelby County, TN, General Obligation Series A, 5.00%, 4/1/2021	200,000	226,526
Tennessee, State General Obligation:
Series A, 2.50%, 8/1/2026	100,000	100,570
Series A, 5.00%, 8/1/2022	350,000	407,508
Tennessee, State School Bond Authority Revenue:
5.00%, 11/1/2026	250,000	297,667

5.00%, 11/1/2045	3,315,000	3,737,729
Series A, 5.00%, 5/1/2027	500,000	571,830

		18,784,799

TEXAS — 12.3%
Alamo, Regional Mobility Authority Revenue:
5.00%, 6/15/2039	725,000	813,472
5.00%, 6/15/2041	1,105,000	1,238,119
Aldine, TX, Independent School District, General Obligation:
5.00%, 2/15/2022 (a)	4,100,000	4,707,579
5.00%, 2/15/2024 (a)	220,000	260,500
Allen, TX, Independent School District, General Obligation 5.00%, 2/15/2027 (a)	235,000	280,696
Alvin, TX, Independent School District, General Obligation:
Series A, 4.00%, 2/15/2039 (a)	255,000	262,255
Series C, 5.00%, 2/15/2028 (a)	3,000,000	3,494,250
Arlington, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2026 (a)	885,000	1,032,556
Austin, TX, Community College District, General Obligation 5.00%, 8/1/2035	550,000	625,020
Austin, TX, Electric Utility System Revenue 4.00%, 11/15/2032	800,000	839,168
Austin, TX, General Obligation:
4.00%, 9/1/2018	1,000,000	1,044,910
5.00%, 9/1/2020	5,000,000	5,582,300
5.00%, 9/1/2022	115,000	133,359
5.00%, 9/1/2023	1,000,000	1,178,550
5.00%, 9/1/2034	375,000	426,495
Austin, TX, Independent School District, General Obligation Series A, 5.00%, 8/1/2018 (a)	800,000	847,072
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2031	100,000	115,402
5.00%, 11/15/2033	115,000	131,721
5.00%, 11/15/2034	370,000	421,423
5.00%, 11/15/2039	3,200,000	3,590,592
5.00%, 11/15/2042	2,800,000	3,076,724
Series A, 5.00%, 5/15/2021	125,000	141,141
Series A, 5.00%, 5/15/2022	115,000	131,949
Bexar County, TX, General Obligation:
4.00%, 6/15/2031	300,000	319,002
5.00%, 6/15/2027	100,000	118,007
Series B, 5.00%, 6/15/2032	3,000,000	3,438,930
Clear Creek, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2023	150,000	171,891
Clint, TX, Independent School District, General Obligation 5.00%, 8/15/2045 (a)	250,000	283,628

See accompanying notes to financial statements.

205

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Conroe, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (a)	$220,000	$246,288
Series A, 5.00%, 2/15/2027 (a)	165,000	184,300
Cypress-Fairbanks, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (a)	500,000	561,010
5.00%, 2/15/2028 (a)	375,000	440,723
Series C, 5.00%, 2/15/2023 (a)	325,000	378,784
Series C, 5.00%, 2/15/2044 (a)	4,415,000	4,955,484
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
Series A, 5.00%, 12/1/2021	115,000	130,869
Series A, 5.00%, 12/1/2026	500,000	590,725
Series A, 5.00%, 12/1/2030	105,000	122,823
Series A, 5.00%, 12/1/2034	175,000	200,844
Series A, 5.00%, 12/1/2035	200,000	228,532
Series A, 5.00%, 12/1/2036	150,000	171,024
Series A, 5.00%, 12/1/2041	1,000,000	1,128,580
Series A, 5.00%, 12/1/2046	2,000,000	2,240,780
Dallas, TX, General Obligation:
5.00%, 2/15/2019	350,000	373,167
5.00%, 2/15/2022	5,010,000	5,638,054
5.00%, 2/15/2024	1,610,000	1,832,454
5.00%, 2/15/2025	3,765,000	4,262,933
5.00%, 2/15/2026	1,000,000	1,126,510
5.00%, 2/15/2027	2,200,000	2,464,858
5.00%, 2/15/2029	705,000	786,999
5.00%, 2/15/2030	250,000	275,900
Series A, 4.00%, 2/15/2032	5,290,000	5,337,716
Series A, 5.00%, 2/15/2017	175,000	175,749
Dallas, TX, Independent School District, General Obligation:
3.00%, 8/15/2030 (a)	1,250,000	1,217,162
5.00%, 8/15/2020 (a)	100,000	111,175
5.00%, 8/15/2023 (a)	2,275,000	2,631,583
Series A, 4.00%, 2/15/2030 (a)	2,800,000	2,973,236
Series A, 4.00%, 2/15/2031 (a)	155,000	163,906
Series A, 5.00%, 2/15/2026 (a)	1,000,000	1,188,140
Series A, 5.00%, 8/15/2032 (a)	1,000,000	1,152,060
Denton, Independent School District, General Obligation 5.00%, 8/15/2028 (a)	150,000	175,572
Denton, TX, General Obligation:
4.00%, 2/15/2039	360,000	370,552
4.00%, 2/15/2045	210,000	212,316
El Paso, TX, General Obligation:
4.00%, 8/15/2042	165,000	166,175
5.00%, 8/15/2023	1,000,000	1,169,370
Fort Bend County, TX, General Obligation:
5.00%, 3/1/2032	130,000	145,464
Series B, 5.00%, 3/1/2028	520,000	615,035
Fort Worth, TX, Independent School District, General Obligation 4.00%, 2/15/2035 (a)	5,000,000	5,233,000
Fort Worth, TX, Water & Sewer System Revenue Series A, 5.00%, 2/15/2023	4,890,000	5,680,957

Frisco, TX, General Obligation:
Series A, 5.00%, 2/15/2021	100,000	112,370
Series A, 5.00%, 2/15/2026	125,000	148,821
Garland, TX, Independent School District, General Obligation 5.00%, 2/15/2030 (a)	230,000	265,940
Harris County, TX, General Obligation:
5.00%, 8/15/2022	100,000	115,674
5.00%, 8/15/2026	120,000	139,406
5.00%, 8/15/2032	105,000	121,133
Series A, 5.00%, 10/1/2024	300,000	350,802
Series A, 5.00%, 10/1/2025	125,000	150,589
Series A, 5.00%, 10/1/2027	250,000	297,055
Series A, 5.00%, 10/1/2029	6,215,000	7,315,614
Series A, 5.00%, 10/1/2031	400,000	464,152
Series A, 5.00%, 10/1/2035	155,000	178,283
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax Revenue:
Series A, 5.00%, 11/1/2025	300,000	342,801
Series A, 5.00%, 11/1/2030	365,000	411,862
Harris County, TX, Revenue:
Series A, 5.00%, 8/15/2024	245,000	289,066
Series A, 5.00%, 8/15/2035	490,000	559,850
Series B, 5.00%, 8/15/2028	175,000	206,031
Series B, 5.00%, 8/15/2033	160,000	183,990
Houston, TX, Community College, General Obligation:
5.00%, 2/15/2028	1,100,000	1,263,328
5.00%, 2/15/2032	1,000,000	1,127,210
5.00%, 2/15/2034	450,000	502,938
Houston, TX, General Obligation:
Series A, 4.00%, 3/1/2036	395,000	404,117
Series A, 5.00%, 3/1/2020	210,000	230,588
Series A, 5.00%, 3/1/2021	595,000	667,084
Series A, 5.00%, 3/1/2022	315,000	356,268
Series A, 5.00%, 3/1/2025	770,000	892,518
Series A, 5.00%, 3/1/2029	250,000	280,265
Series A, 5.00%, 3/1/2043	500,000	549,415
Houston, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2020 (a)	125,000	137,486
Series A, 5.00%, 2/15/2022 (a)	125,000	143,196
Series A, 5.00%, 2/15/2027 (a)	110,000	131,982
Series C, 4.00%, 2/15/2027	1,245,000	1,365,740
Series C, 4.00%, 2/15/2028	125,000	136,526
Series C, 5.00%, 2/15/2019	50,000	53,872
Houston, TX, Utilities System Revenue:
Series B, 4.00%, 11/15/2037	250,000	258,440
Series B, 5.00%, 11/15/2034	840,000	971,586
Series B, 5.00%, 11/15/2035	400,000	460,464
Series B, 5.00%, 11/15/2036	200,000	229,684
Series C, 4.00%, 5/15/2021	200,000	217,320
Series C, 5.00%, 5/15/2026	160,000	187,323
Series D, 5.00%, 11/15/2020	2,750,000	3,073,482
Series D, 5.00%, 11/15/2042	350,000	394,772
Series F, 5.00%, 11/15/2030	1,170,000	1,319,070

See accompanying notes to financial statements.

206

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Judson Independent School District, General Obligation 5.00%, 2/1/2025 (a)	$100,000	$119,624
Katy, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2023 (a)	100,000	114,872
Series A, 5.00%, 8/1/2025 (a)	125,000	150,796
Series A, 5.00%, 2/15/2028 (a)	2,200,000	2,592,634
Series D, 5.00%, 2/15/2024 (a)	5,780,000	6,844,040
La Joya, TX, Independent School District, General Obligation 5.00%, 2/15/2031 (a)	3,320,000	3,939,910
Lamar, TX, Consolidated Independent School District, General Obligation:
5.00%, 2/15/2019 (a)	2,500,000	2,684,375
Series A, 4.00%, 2/15/2029 (a)	1,300,000	1,420,354
Leander, TX, Independent School District, General Obligation:
Series A, Zero Coupon, 8/15/2034 (a)	3,000,000	1,533,210
Series A, 5.00%, 8/15/2040 (a)	160,000	181,394
Lewisville, TX, Independent School District, General Obligation:
Series A, 5.00%, 8/15/2022 (a)	250,000	278,493
Series B, 5.00%, 8/15/2028	295,000	345,082
Lone Star, TX, College System, General Obligation Series B, 5.00%, 2/15/2024	225,000	265,770
Lubbock, TX, General Obligation:
5.00%, 2/15/2020	185,000	203,480
5.00%, 2/15/2024	200,000	234,660
Midland County, TX, Fresh Water Supply District No. 1 Revenue Series A, Zero Coupon, 9/15/2033	1,530,000	771,059
North Texas, Tollway Authority Revenue Series D, 5.25%, 9/1/2025	120,000	137,424
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2024	560,000	654,950
5.00%, 9/1/2027	200,000	237,324
5.00%, 9/1/2028	5,010,000	5,919,365
5.00%, 9/1/2029	1,340,000	1,511,426
Northside, TX, Independent School District, General Obligation:
4.00%, 8/15/2040 (a)	190,000	199,168
4.00%, 8/15/2045 (a)	275,000	287,221
5.00%, 8/15/2029 (a)	125,000	141,143
Permanent University Fund - University of Texas System Revenue 5.00%, 7/1/2041	300,000	337,020
Port Arthur, TX, Independent School District, General Obligation:
Series A, 4.00%, 2/15/2045 (a)	1,000,000	1,034,740
Series A, 5.00%, 2/15/2045 (a)	165,000	184,939

San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2020	7,320,000	8,035,384
5.00%, 2/1/2023	160,000	186,024
5.00%, 2/1/2024	125,000	147,089
5.00%, 2/1/2028	100,000	119,752
5.00%, 2/1/2038	300,000	333,252
5.00%, 2/1/2043	475,000	524,870
5.25%, 2/1/2025	600,000	725,286
San Antonio, TX, General Obligation:
5.00%, 2/1/2019	500,000	537,060
5.00%, 2/1/2020	250,000	275,065
5.00%, 2/1/2028	3,525,000	4,237,755
San Antonio, TX, Independent School District, General Obligation:
5.00%, 2/15/2022 (a)	120,000	137,594
5.00%, 2/15/2023 (a)	2,030,000	2,368,462
5.00%, 2/15/2024 (a)	160,000	189,222
San Antonio, TX, Public Facilities Corp. Lease Revenue 4.00%, 9/15/2035	695,000	709,887
San Antonio, TX, Water System Revenue:
Series A, 5.00%, 5/15/2020	275,000	304,139
Series A, 5.00%, 5/15/2030	500,000	586,420
Series C, 5.00%, 5/15/2026	150,000	180,152
San Jacinto, TX, Community College District, General Obligation Series A, 4.00%, 2/15/2041	515,000	524,043
Schertz-Cibolo-Universal City Independent School District, General Obligation 4.00%, 2/1/2035 (a)	1,000,000	1,054,140
Spring Independent School District, General Obligation 5.00%, 8/15/2022 (a)	200,000	231,578
Tarrant, TX, Regional Water District Revenue:
5.00%, 3/1/2025	150,000	179,217
5.00%, 3/1/2026	500,000	590,880
5.00%, 3/1/2052	1,000,000	1,098,850
Texas, State A&M University Revenue:
Series D, 5.00%, 5/15/2024	2,135,000	2,507,387
Series D, 5.00%, 5/15/2026	140,000	163,419
Texas, State General Obligation:
5.00%, 4/1/2020	650,000	719,036
5.00%, 10/1/2020	7,300,000	8,166,072
5.00%, 4/1/2023	5,150,000	5,909,161
Series A, 5.00%, 10/1/2023	3,490,000	4,113,174
5.00%, 10/1/2024	2,000,000	2,388,580
Series A, 5.00%, 10/1/2025	500,000	592,146
5.00%, 10/1/2027	240,000	286,831
5.00%, 4/1/2042	1,205,000	1,338,875
5.00%, 4/1/2043	1,450,000	1,656,016
5.00%, 4/1/2044	500,000	570,610
Series A, 5.00%, 10/1/2019	150,000	164,033
Series A, 5.00%, 10/1/2028	200,000	235,746
Series A, 5.00%, 10/1/2030	4,710,000	5,504,812
Series A, 5.00%, 10/1/2044	3,320,000	3,755,783

See accompanying notes to financial statements.

207

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Texas, State Transportation Commission, Highway Fund Revenue:
4.00%, 10/1/2018	$1,300,000	$1,361,061
5.00%, 10/1/2022	3,900,000	4,533,555
5.00%, 10/1/2024	235,000	279,923
Series A, 5.00%, 10/1/2025	2,205,000	2,650,586
Series A, 5.00%, 4/1/2021	305,000	345,452
Series A, 5.00%, 10/1/2026	250,000	302,998
Texas, State Water Development Board Revenue:
Series A, 5.00%, 4/15/2027	7,475,000	9,105,884
5.00%, 10/15/2041	1,465,000	1,678,216
Series A, 4.00%, 10/15/2033	2,000,000	2,096,520
Series A, 5.00%, 10/15/2031	500,000	582,100
Series A, 5.00%, 10/15/2040	165,000	187,295
Series A, 5.00%, 10/15/2045	3,965,000	4,478,071
Tyler, TX, Independent School District, General Obligation 5.00%, 2/15/2038 (a)	500,000	558,695
United, TX, Independent School District, General Obligation 5.00%, 8/15/2044 (a)	445,000	502,561
University of Houston, Revenue Series A, 5.00%, 2/15/2022	685,000	773,994
University of North Texas Revenue:
Series A, 5.00%, 4/15/2045	250,000	276,925
Series B, 2.50%, 8/15/2046 (c)	120,000	114,030
University of Texas, Revenue:
5.00%, 3/15/2042	400,000	445,616
Series A, 4.00%, 8/15/2021	500,000	547,065
Series A, 5.00%, 3/15/2023	200,000	233,012
Series A, 5.00%, 8/15/2029	890,000	1,043,320
Series B, 5.00%, 8/15/2026	320,000	370,157
Series E, 5.00%, 8/15/2027	4,000,000	4,922,680
Series H, 5.00%, 8/15/2020	115,000	128,278
Series H, 5.00%, 8/15/2022	100,000	115,789
Series I, 5.00%, 8/15/2024	3,880,000	4,628,452
Waco, TX, General Obligation:
5.00%, 2/1/2023	100,000	116,389
5.00%, 2/1/2024	125,000	147,536
Waxahachie, TX, Independent School District, General Obligation 4.00%, 8/15/2045 (a)	110,000	113,068

		255,087,136

UTAH — 0.0% (d)
Utah, State General Obligation 5.00%, 7/1/2019	400,000	435,408

VIRGINIA — 2.7%
Fairfax County, VA, Economic Development Authority Facilities Revenue Series A, 5.00%, 10/1/2020	2,500,000	2,773,575
Fairfax County, VA, Economic Development Authority, Transportation District, Improvement Revenue 5.00%, 4/1/2027	5,000,000	5,907,650

Fairfax County, VA, General Obligation:
Series A, 3.00%, 4/1/2026	3,180,000	3,215,234
Series A, 4.00%, 10/1/2027	500,000	556,710
Series A, 5.00%, 10/1/2027	515,000	588,769
Series A, 5.00%, 10/1/2030	200,000	227,380
Series A, 5.00%, 10/1/2032	100,000	118,422
Series B, 5.00%, 10/1/2022	220,000	256,777
Series B, 5.00%, 4/1/2024	250,000	298,630
Fairfax County, VA, Water Authority Revenue 5.00%, 4/1/2026	130,000	148,399
Fairfax, VA, Sewer Revenue Series A, 3.50%, 7/15/2036	3,500,000	3,480,365
Hampton Roads, VA, Sanitation District, Wastewater Revenue Series A, 3.00%, 8/1/2036	135,000	122,217
Loudoun, VA, General Obligation Series A, 5.00%, 12/1/2024	170,000	198,684
Lynchburg, VA, General Obligation 4.00%, 6/1/2044	160,000	162,872
University of Virginia, Revenue Series A, 5.00%, 6/1/2043	3,600,000	4,104,432
Virginia, Beach General Obligation Series B, 5.00%, 9/15/2024	375,000	449,528
Virginia, Commonwealth Transportation Board Revenue:
4.75%, 5/15/2035	100,000	108,506
5.00%, 3/15/2022	150,000	172,413
5.00%, 3/15/2024	875,000	1,017,222
5.00%, 3/15/2025	2,500,000	2,999,350
5.00%, 9/15/2025	200,000	232,258
Virginia, State College Building Authority, Educational Facilities Revenue:
Series A, 5.00%, 2/1/2023	410,000	472,187
Series A, 5.00%, 2/1/2020	125,000	137,335
Series D, 5.00%, 2/1/2024	200,000	235,628
Series A, 5.00%, 2/1/2025	1,665,000	1,984,980
Series A, 5.00%, 9/1/2028	6,075,000	7,295,467
Series A, 5.00%, 2/1/2031	500,000	580,150
Series D, 5.00%, 2/1/2022	125,000	142,806
Virginia, State Commonwealth Transportation Board:
3.00%, 5/15/2041	300,000	257,862
5.00%, 3/15/2021	100,000	112,827
5.00%, 5/15/2021	920,000	1,041,274
Virginia, State General Obligation:
Series A, 5.00%, 6/1/2023	2,000,000	2,364,300
Series B, 5.00%, 6/1/2018	300,000	316,056
Virginia, State Public Building Authority, Public Facilities Revenue Series C, 5.00%, 8/1/2018	75,000	79,413
Virginia, State Public School Authority Revenue:
5.00%, 8/1/2017	200,000	204,656
5.00%, 8/1/2027	5,000,000	5,933,600
Series A, 5.00%, 8/1/2021	150,000	170,058
Series A, 5.00%, 8/1/2023	200,000	234,624
Series B, 5.00%, 8/1/2022	200,000	231,258

See accompanying notes to financial statements.

208

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Virginia, State Resource Authority Infrastructure Revenue:
5.00%, 11/1/2032	$300,000	$340,944
5.00%, 11/1/2040	2,500,000	2,878,675
5.00%, 11/1/2045	160,000	183,568
Series B, 5.00%, 11/1/2023	100,000	114,456
Virginia, State Transportation Board Revenue 4.00%, 3/15/2028	2,500,000	2,700,475

		55,151,992

WASHINGTON — 4.9%
Central Puget Sound, WA, Regional Transit Authority Revenue:
Series P-1, 5.00%, 2/1/2021.	155,000	174,649
Series P-1, 5.00%, 2/1/2023.	200,000	229,216
Series S-1, 5.00%, 11/1/2024	105,000	122,103
Series S-1, 5.00%, 11/1/2027	220,000	261,952
Series S-1, 5.00%, 11/1/2030	100,000	117,088
Series S-1, 5.00%, 11/1/2031	250,000	291,445
Series S-1, 5.00%, 11/1/2046	3,335,000	4,221,676
Central Puget Sound, WA, Regional Transportation Authority, Sales & Use Tax Revenue:
Series S-1, 5.00%, 11/1/2032	200,000	231,972
Series S-1, 5.00%, 11/1/2036	2,500,000	2,855,775
Series S-1, 5.00%, 11/1/2045	3,400,000	3,847,474
Energy Northwest, WA, Electric Revenue:
Series C, 5.00%, 7/1/2026	7,430,000	8,456,862
5.00%, 7/1/2040	160,000	178,818
Series C, 5.00%, 7/1/2031	2,200,000	2,556,202
King County School District No. 411 Issaquah, General Obligation 2.50%, 12/1/2022	100,000	102,997
King County School District No. 414, Lake Washington, General Obligation:
4.00%, 12/1/2026	100,000	111,524
4.00%, 12/1/2030	2,500,000	2,701,375
5.00%, 12/1/2022	1,000,000	1,163,280
King County, WA, General Obligation:
5.00%, 7/1/2025	100,000	120,005
5.00%, 7/1/2027	250,000	295,205
King County, WA, Sewer Revenue:
5.00%, 7/1/2038	5,000,000	5,611,300
5.00%, 1/1/2052	320,000	350,070
Series A, 4.00%, 7/1/2035	3,265,000	3,397,624
Series B, 5.00%, 7/1/2039	3,995,000	4,477,956
Pierce County, School District No. 10 Tacoma, General Obligation:
5.00%, 12/1/2039	830,000	938,083
5.25%, 12/1/2038	305,000	352,739
Pierce County, WA, Sewer Revenue 4.00%, 8/1/2031	250,000	264,845
Seattle, WA, Drainage & Wastewater Revenue:
4.00%, 4/1/2033	775,000	817,238

4.00%, 9/1/2042	250,000	261,488
5.00%, 9/1/2024	200,000	228,194
Seattle, WA, General Obligation:
Series A, 5.00%, 6/1/2024	200,000	237,622
Series A, 5.00%, 6/1/2025	3,355,000	4,023,819
Seattle, WA, Municipal Light & Power Revenue Series B, 5.00%, 4/1/2028	120,000	143,078
Seattle, WA, Water System Revenue 5.00%, 9/1/2021	125,000	142,304
Snohomish County, WA, School District No. 15, General Obligation 5.00%, 12/1/2018	2,250,000	2,405,722
Spokane, WA, Water & Wastewater System Revenue 5.00%, 12/1/2023	100,000	117,916
Tacoma, WA, Electric System Revenue Series A, 5.00%, 1/1/2020	1,365,000	1,494,470
Tacoma, WA, General Obligation:
Series A, 5.00%, 12/1/2031	245,000	289,943
Series A, 5.00%, 12/1/2032	360,000	423,997
University of Washington, Revenue:
5.00%, 4/1/2040	400,000	445,024
Series A, 4.00%, 12/1/2041	300,000	308,655
Series A, 5.00%, 7/1/2025	135,000	156,411
Series B, 5.00%, 6/1/2037	3,000,000	3,421,230
Series C, 3.13%, 7/1/2042	130,000	113,239
Series C, 4.00%, 7/1/2033	625,000	656,925
Washington, State General Obligation:
Series A-1, 5.00%, 8/1/2040	6,650,000	7,509,114
Series 2013A, 4.00%, 8/1/2031	200,000	215,296
Series A, 5.00%, 7/1/2022	160,000	180,803
Series A, 5.00%, 8/1/2027	115,000	130,755
Series A, 5.00%, 8/1/2033	2,100,000	2,343,495
Series A, 5.00%, 8/1/2034	325,000	361,660
Series A, 5.00%, 8/1/2035	350,000	388,381
Series A-1, 5.00%, 8/1/2024	130,000	154,163
Series D, 5.00%, 7/1/2024	600,000	703,382
Series B, 5.00%, 8/1/2028	110,000	124,504
Series B, 5.00%, 7/1/2029	500,000	589,055
Series B, 5.00%, 7/1/2031	255,000	297,325
Series B-1, 4.00%, 8/1/2028	395,000	426,296
Series C, 5.00%, 6/1/2031	200,000	222,408
Series E, 5.00%, 2/1/2032	405,000	465,662
Series D, 5.00%, 2/1/2035	2,040,000	2,308,527
Series C, 5.00%, 2/1/2039	5,750,000	6,501,237
Series D, 3.00%, 2/1/2031	605,000	592,041
Series D, 4.00%, 2/1/2035	100,000	104,325
Series E, 5.00%, 2/1/2031	7,290,000	8,409,113
Series D, 5.00%, 2/1/2034	115,000	130,891
Series E, 5.00%, 2/1/2022	825,000	945,516
Series R-2012C, 4.00%, 7/1/2022	100,000	110,238
Series R-2012C, 5.00%, 7/1/2025	100,000	114,458
Series R-2013A, 5.00%, 7/1/2021	1,800,000	2,041,488
Series R-2015-C, 5.00%, 7/1/2030	625,000	722,819
Series R-2015E, 5.00%, 7/1/2018	1,500,000	1,584,780
Series R-2015E, 5.00%, 7/1/2033	3,395,000	3,874,136

		100,671,378

See accompanying notes to financial statements.

209

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

WEST VIRGINIA — 0.2%
West Virginia, State General Obligation:
Series A, 5.00%, 6/1/2018	$1,000,000	$1,053,230
Series A, 5.00%, 6/1/2022	625,000	720,256
Series A, 5.00%, 11/1/2022	1,880,000	2,182,868
Series A, 5.00%, 6/1/2024	100,000	118,586
Series A, 5.00%, 6/1/2025	125,000	150,130

		4,225,070

WISCONSIN — 1.6%
Milwaukee, WI, General Obligation:
Series N2, 4.00%, 3/1/2022	200,000	218,984
Series N2, 4.00%, 3/1/2026	125,000	139,821
Wisconsin, State Clean Water Revenue:
5.00%, 6/1/2029	3,300,000	3,820,674
5.00%, 6/1/2030	1,750,000	2,017,225
5.00%, 6/1/2031	3,275,000	3,760,879
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2018	2,050,000	2,163,365
Series 1, 5.00%, 7/1/2022	300,000	325,863
Series 1, 5.00%, 7/1/2024	250,000	271,553
Wisconsin, State General Obligation:
Series 2-REF, 5.00%, 5/1/2021	650,000	736,976
Series 1, 5.00%, 11/1/2027	215,000	254,444
Series 3, 5.00%, 11/1/2025	235,000	270,906
Series A, 5.00%, 5/1/2025	920,000	1,068,580
Series B, 4.00%, 5/1/2023	350,000	388,514
Series B, 5.00%, 5/1/2023	1,430,000	1,586,029
Series B, 5.00%, 5/1/2030	7,410,000	8,390,713
Series D, 4.00%, 5/1/2029	105,000	113,287
Series D, 5.00%, 5/1/2037	7,400,000	8,365,869

		33,893,682

TOTAL MUNICIPAL BONDS & NOTES (Cost $2,083,369,630)		2,062,663,872

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (e) (f) (Cost $2,793,635)	2,793,635	2,793,635

TOTAL INVESTMENTS — 99.5% (Cost $2,086,163,265)		2,065,457,507
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		10,846,328

NET ASSETS — 100.0%		$2,076,303,835

(a)	Bond is insured by the following:

Permanent School Fund Guaranteed	2.91%
Assured Guaranty Municipal Corp.	0.33%
(b)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of December 31, 2016. Maturity date shown is the final maturity.
(c)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2016.
(d)	Amount is less than 0.05% of net assets.
(e)	The rate shown is the annualized seven-day yield at December 31, 2016.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes
Alabama	$—	$17,547,984	$—	$17,547,984
Alaska	—	4,311,992	—	4,311,992
Arizona	—	43,208,665	—	43,208,665
Arkansas	—	8,137,403	—	8,137,403
California	—	392,317,671	—	392,317,671
Colorado	—	25,825,958	—	25,825,958
Connecticut	—	60,080,452	—	60,080,452
Delaware	—	8,690,467	—	8,690,467

See accompanying notes to financial statements.

210

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
District of Columbia	$—	$20,156,286	$—	$20,156,286
Florida	—	66,511,752	—	66,511,752
Georgia	—	37,663,425	—	37,663,425
Hawaii	—	26,500,259	—	26,500,259
Illinois	—	36,017,121	—	36,017,121
Indiana	—	7,097,006	—	7,097,006
Iowa	—	2,076,115	—	2,076,115
Kansas	—	7,807,082	—	7,807,082
Kentucky	—	6,115,315	—	6,115,315
Louisiana	—	20,197,566	—	20,197,566
Maine	—	1,552,436	—	1,552,436
Maryland	—	62,979,085	—	62,979,085
Massachusetts	—	104,880,246	—	104,880,246
Michigan	—	22,586,991	—	22,586,991
Minnesota	—	27,035,422	—	27,035,422
Mississippi	—	5,153,257	—	5,153,257
Missouri	—	17,649,275	—	17,649,275
Nebraska	—	8,564,643	—	8,564,643
Nevada	—	17,384,627	—	17,384,627
New Jersey	—	9,652,216	—	9,652,216
New Mexico	—	9,006,846	—	9,006,846
New York	—	359,590,360	—	359,590,360
North Carolina	—	27,496,419	—	27,496,419
Ohio	—	45,310,459	—	45,310,459
Oklahoma	—	3,933,075	—	3,933,075
Oregon	—	27,641,198	—	27,641,198
Pennsylvania	—	45,638,816	—	45,638,816
Rhode Island	—	4,356,993	—	4,356,993
South Carolina	—	2,267,681	—	2,267,681
South Dakota	—	1,471,843	—	1,471,843
Tennessee	—	18,784,799	—	18,784,799
Texas	—	255,087,136	—	255,087,136
Utah	—	435,408	—	435,408
Virginia	—	55,151,992	—	55,151,992
Washington	—	100,671,378	—	100,671,378
West Virginia	—	4,225,070	—	4,225,070
Wisconsin	—	33,893,682	—	33,893,682
Short-Term Investment	2,793,635	—	—	2,793,635

TOTAL INVESTMENTS	$2,793,635	$2,062,663,872	$—	$2,065,457,507

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	$—	135,778,772	132,985,137	2,793,635	$2,793,635	$7,680	$—

TOTAL		$—				$2,793,635	$7,680	$—

See accompanying notes to financial statements.

211

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SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

MUNICIPAL BONDS & NOTES — 97.5%
ALABAMA — 0.7%
Alabama Public School & College Authority Revenue:
Series A, 5.00%, 3/1/2020	$100,000	$110,225
Series B, 5.00%, 1/1/2020	165,000	181,157
Alabama, State General Obligation:
Series A, 5.00%, 8/1/2018	4,800,000	5,080,080
Series A, 5.00%, 8/1/2019	2,855,000	3,112,235
Black Belt Energy Gas District, Revenue Series A, 4.00%, 7/1/2046 (a)	15,000,000	15,945,600

		24,429,297

ALASKA — 0.5%
Alaska, State General Obligation:
Series A, 4.00%, 8/1/2018	145,000	150,841
Series A, 5.00%, 8/1/2018	105,000	110,857
Series B, 5.00%, 8/1/2020	750,000	827,730
Anchorage, AK, General Obligation:
Series B, 5.00%, 9/1/2019	500,000	543,470
Series B, 5.00%, 9/1/2020	12,145,000	13,481,800

		15,114,698

ARIZONA — 2.1%
Arizona Water Infrastructure Finance Authority Revenue 5.00%, 10/1/2019	125,000	136,941
Arizona, Phoenix Civic Improvement Corp., Sewer System Revenue 5.00%, 7/1/2019	170,000	184,656
Arizona, Phoenix Civic Improvement Corp., Transportation Excise Tax Revenue:
4.00%, 7/1/2018	2,200,000	2,289,958
5.00%, 7/1/2019	5,525,000	5,999,929
Arizona, Phoenix Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2017	300,000	306,090
5.00%, 7/1/2020	2,835,000	3,153,654
Series B, 5.00%, 7/1/2018	175,000	184,730
Series B, 5.00%, 7/1/2019	5,000,000	5,440,050
Series B, 5.00%, 7/1/2021	100,000	113,925
Arizona, School Facilities Board Lease Revenue Series A, COPs, 5.00%, 9/1/2019	100,000	108,803
Arizona, State Transportation Board Revenue Series A, 3.50%, 7/1/2020	4,450,000	4,695,417
Arizona, State Transportation Board, Excise Tax Revenue 5.00%, 7/1/2019	4,250,000	4,617,498
Arizona, State Transportation Board, Highway Revenue Series A, 5.00%, 7/1/2017	200,000	203,990
Chandler, AZ, General Obligation 3.00%, 7/1/2019	870,000	903,930
Maricopa County, AZ COPs, 3.00%, 7/1/2018	4,380,000	4,486,828

Maricopa County, AZ, Community College District, General Obligation:
3.00%, 7/1/2018	2,350,000	2,413,638
5.00%, 7/1/2021	250,000	285,045
Maricopa County, AZ, Regional Public Transportation Authority, Excise Tax Revenue:
5.25%, 7/1/2018	1,700,000	1,800,249
5.25%, 7/1/2019	1,550,000	1,691,081
Maricopa County, AZ, Unified School District No. 4 Mesa 4.00%, 7/1/2019	655,000	696,016
Phoenix, AZ, Civic Improvement Corp.:
5.00%, 7/1/2018	100,000	105,560
Series B, 5.00%, 7/1/2020	1,325,000	1,478,223
Phoenix, AZ, General Obligation 5.00%, 7/1/2019	635,000	690,886
Pima County, AZ, General Obligation 4.00%, 7/1/2021	6,000,000	6,518,100
Pima County, AZ, Regional Public Transportation Authority, Excise Tax Revenue 5.00%, 6/1/2019	1,000,000	1,079,660
Pima County, AZ, Sewer System Revenue:
5.00%, 7/1/2020	175,000	194,294
5.00%, 7/1/2021	2,000,000	2,266,480
Scottsdale, AZ, General Obligation 3.00%, 7/1/2019	10,545,000	10,945,710
State of Arizona COPs, 5.00%, 10/1/2021.	6,000,000	6,757,680

		69,749,021

ARKANSAS — 0.3%
Arkansas, State General Obligation:
4.00%, 6/15/2020	7,125,000	7,693,290
5.00%, 6/15/2021	375,000	426,375
Arkansas, State Highway Grant Anticipation & Tax Revenue, General Obligation 5.00%, 4/1/2019	2,705,000	2,920,724

		11,040,389

CALIFORNIA — 16.5%
Alameda County, CA, Joint Powers Authority, Lease Revenue Series A, 5.00%, 12/1/2019	650,000	713,460
Alameda County, CA, Transportation Authority Sales Tax Revenue:
4.00%, 3/1/2019	4,000,000	4,225,280
5.00%, 3/1/2020	120,000	132,622
5.00%, 3/1/2021	150,000	169,518
Bakersfield, CA, Wastewater Revenue Series A, 5.00%, 9/15/2020	800,000	893,520
Brea, CA, Redevelopment Successor Agency, Tax Allocation 5.00%, 8/1/2018	1,200,000	1,270,020

See accompanying notes to financial statements.

212

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

California Infrastructure & Economic Development Bank:
5.00%, 10/1/2020	$22,800,000	$25,610,784
5.00%, 10/1/2021	8,415,000	9,649,228
California Municipal Finance Authority Series A, 5.00%, 10/1/2020	195,000	217,911
California, Bay Area Toll Authority, Toll Bridge Revenue:
4.00%, 4/1/2020	75,000	80,732
Series B, 1.50%, 4/1/2047 (a)	7,170,000	7,178,389
Series C, 1.88%, 4/1/2047 (a)	27,940,000	28,056,510
California, East Bay Municipal Utility District, Water System Revenue Series B, 5.00%, 6/1/2020	905,000	1,006,894
California, State Department of Water Resources Center Valley Project Revenue:
4.00%, 12/1/2018	7,575,000	7,971,475
Series AW, 5.00%, 12/1/2021	2,000,000	2,297,140
California, State Department of Water Resources Power Supply Revenue:
Series N, 5.00%, 5/1/2018.	410,000	430,758
Series N, 5.00%, 5/1/2020.	155,000	172,247
Series O, 5.00%, 5/1/2021	1,890,000	2,147,116
California, State General Obligation:
3.00%, 9/1/2019	1,100,000	1,141,910
4.00%, 8/1/2017	250,000	254,470
5.00%, 2/1/2018	150,000	156,267
5.00%, 3/1/2018	1,500,000	1,566,960
5.00%, 8/1/2018	15,320,000	16,223,880
5.00%, 10/1/2018	2,715,000	2,890,036
5.00%, 11/1/2018	305,000	325,539
5.00%, 2/1/2019	325,000	349,018
5.00%, 4/1/2019	5,860,000	6,320,596
5.00%, 8/1/2019	5,275,000	5,737,670
5.00%, 10/1/2019	615,000	671,839
5.00%, 11/1/2019	200,000	218,920
5.00%, 12/1/2019	19,695,000	21,600,294
5.00%, 2/1/2020	585,000	644,576
5.00%, 3/1/2020	100,000	110,387
5.00%, 8/1/2020	48,805,000	54,399,517
5.00%, 10/1/2020	10,235,000	11,449,280
5.00%, 12/1/2020	175,000	196,448
5.00%, 3/1/2021	315,000	355,314
5.00%, 8/1/2021	10,050,000	11,422,227
Series B, 5.00%, 9/1/2020	20,945,000	23,384,255
Series B, 5.00%, 9/1/2021	23,430,000	26,673,415
Series B, 5.00%, 9/1/2018	6,500,000	6,901,375
Series B, 5.00%, 9/1/2019	150,000	163,491
VRN, 4.00%, 12/1/2030 (a)	12,725,000	13,765,014
California, State University Revenue:
Series A, 4.00%, 11/1/2018	1,775,000	1,862,312
Series A, 5.00%, 11/1/2018	3,200,000	3,414,880
Series A, 5.00%, 11/1/2019	4,490,000	4,934,375
Series A, 5.00%, 11/1/2020	3,770,000	4,243,323
Cerritos, CA, Community College District, General Obligation Series A, 4.00%, 8/1/2017	125,000	127,220

City & County of San Francisco, CA, General Obligation Series A, 5.00%, 6/15/2019	100,000	108,722
Contra Costa, CA, Transportation Authority Revenue Series B, 5.00%, 3/1/2019	205,000	221,250
Contra Costa, CA, Transportation Authority Sales Tax Revenue Series B, 5.00%, 3/1/2018	2,290,000	2,393,050
Corona-Norca, CA, Unified School District, General Obligation 3.00%, 8/1/2020	955,000	999,875
Fremont, CA, Union High School District, Santa Clara County, General Obligation 5.00%, 8/1/2019	2,750,000	2,999,232
Livermore Valley, CA, Unified School District, General Obligation 3.00%, 8/1/2018	5,255,000	5,402,665
Long Beach Community College District, General Obligation Series B, 4.00%, 8/1/2018	3,600,000	3,762,828
Long Beach, CA, Harbor Revenue Series C, 5.00%, 11/15/2018	5,000,000	5,347,600
Los Angeles County, CA, Metropolitan Transportation Authority Revenue:
Series A, 5.00%, 7/1/2018	150,000	158,523
Series A, 5.00%, 7/1/2020	21,645,000	24,133,311
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue Series B, 5.00%, 7/1/2018	2,040,000	2,155,301
Los Angeles, CA, Community College District, General Obligation:
Series C, 5.00%, 8/1/2019	11,225,000	12,236,372
Series C, 5.00%, 8/1/2020	3,000,000	3,351,630
Los Angeles, CA, Department of Water & Power:
Series A, 3.00%, 7/1/2018	1,530,000	1,571,203
Series B, 5.00%, 7/1/2018	1,450,000	1,532,037
Series A, 5.00%, 7/1/2019	130,000	141,441
Los Angeles, CA, Department of Water & Power Revenue Series B, 5.00%, 12/1/2018	10,100,000	10,781,952
Los Angeles, CA, Department of Water & Power Waterworks Revenue Series B, 5.00%, 7/1/2017	320,000	326,480
Los Angeles, CA, General Obligation Series B, 5.00%, 9/1/2019	120,000	130,826
Los Angeles, CA, Solid Waste Resources Revenue Series B, 5.00%, 2/1/2018	6,370,000	6,642,445
Los Angeles, CA, Unified School District, General Obligation:
Series A, 3.00%, 7/1/2020	7,000,000	7,326,410
Series A, 5.00%, 7/1/2017	425,000	433,500
Series C, 5.00%, 7/1/2018	2,385,000	2,521,994

See accompanying notes to financial statements.

213

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series D, 5.00%, 7/1/2019	$15,875,000	$17,259,935
Series D, 5.00%, 7/1/2020	10,250,000	11,420,550
Los Angeles, CA, Wastewater System Revenue:
Series A, 4.00%, 6/1/2020	1,170,000	1,261,085
Series A, 5.00%, 6/1/2018	1,000,000	1,053,370
Series D, 5.00%, 6/1/2020	6,245,000	6,950,752
North Orange County, CA, Community College District, General Obligation Series A, 4.00%, 8/1/2019	150,000	159,818
Oakland, CA, General Obligation Series A, 5.00%, 1/15/2020	3,500,000	3,850,350
Oakland-Alameda County, CA, Coliseum Authority Lease Revenue Series A, 5.00%, 2/1/2018	525,000	546,761
Oakland-Alameda County, CA, Unified School District, General Obligation 5.00%, 8/1/2021	3,000,000	3,425,160
Orange County, CA, Sanitation District Wastewater Revenue Series B, 2.00%, 12/15/2018	9,950,000	10,072,783
Sacramento, CA, Municipal Utility District, Financing Authority Revenue:
5.00%, 7/1/2020	2,250,000	2,499,682
Series D, 5.00%, 8/15/2021	2,375,000	2,701,895
Series X, 5.00%, 8/15/2019	120,000	130,649
San Diego County, CA, Water Authority Revenue:
5.00%, 5/1/2020	1,500,000	1,666,905
Series A, 4.00%, 5/1/2018	300,000	311,427
Series S1, 3.00%, 5/1/2021	3,260,000	3,417,328
Series S1, 5.00%, 5/1/2021	11,680,000	13,223,629
San Diego Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 4.00%, 9/1/2018	1,715,000	1,791,729
Series A, 5.00%, 9/1/2020	1,000,000	1,107,460
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
Series A, 4.00%, 5/15/2021	5,000,000	5,470,300
Series A, 5.00%, 5/15/2021	3,190,000	3,623,425
San Diego, CA, Unified School District, General Obligation:
Series E, 3.00%, 7/1/2017	425,000	429,365
Series R-3, 5.00%, 7/1/2019	3,500,000	3,802,645
San Francisco Unified School District, General Obligation:
5.00%, 6/15/2018	5,000,000	5,277,900
Series F&C, 5.00%, 6/15/2019	2,335,000	2,535,693
Series F&C, 5.00%, 6/15/2020	1,000,000	1,113,140
San Francisco, CA, Bay Area Rapid Transit District Series A, 5.00%, 7/1/2020	540,000	601,862
San Francisco, CA, Bay Area Rapid Transit District, General Obligation Series C, 4.00%, 8/1/2019	250,000	266,690

San Francisco, CA, City & County Public Utilities Commission, Water Revenue 5.00%, 11/1/2019	1,245,000	1,365,304
San Jose Financing Authority:
Series A, 5.00%, 6/1/2018	100,000	105,409
Series A, 5.00%, 6/1/2019	140,000	151,672
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue 5.00%, 6/15/2019	1,215,000	1,318,518
San Mateo County, CA, Transportation Authority Revenue:
Series A, 4.00%, 6/1/2019	710,000	756,122
Series A, 5.00%, 6/1/2020	750,000	837,885
Santa Rosa, CA, Wastewater Revenue Series A, 5.00%, 9/1/2021	1,250,000	1,426,038
Southern California, Metropolitan Water District Revenue:
Series A, 5.00%, 7/1/2019	7,540,000	8,205,556
Series A, 5.00%, 7/1/2020	610,000	680,540
Southern California, State Public Power Authority Revenue Series A, 5.00%, 7/1/2017	350,000	357,000
Turlock, CA, Unified School District, General Obligation 5.00%, 8/1/2019	1,745,000	1,900,828
University of California, Revenue:
Series A, 5.00%, 11/1/2020	30,000	33,767
Series AF, 4.00%, 5/15/2019	3,360,000	3,570,235
Series AF, 5.00%, 5/15/2017	250,000	253,758
Series I, 5.00%, 5/15/2018	5,075,000	5,344,750
Series I, 5.00%, 5/15/2020	13,075,000	14,551,817
Series I, 5.00%, 5/15/2019	180,000	195,302

		555,433,848

COLORADO — 0.2%
Colorado Springs, CO, Utilities System Revenue:
Series C-1, 5.00%, 11/15/2019	150,000	164,514
Series C-1, 5.00%, 11/15/2020	2,665,000	2,990,130
Denver, CO, City & County School District No. 1, General Obligation
Series B, ETM, 4.00%, 12/1/2017	3,600,000	3,694,320
Metropolitan Wastewater Reclamation District, CO, Sewer Revenue Series A, 5.00%, 4/1/2019	570,000	615,589
University of Colorado 5.25%, 6/1/2036	100,000	114,639

		7,579,192

CONNECTICUT — 4.2%
Connecticut, State General Obligation:
5.00%, 8/15/2021	7,500,000	8,367,075
Series A, 5.00%, 10/15/2017	535,000	550,980
Series A, 5.00%, 10/15/2018	3,920,000	4,150,457
Series A, 5.00%, 10/15/2021	1,750,000	1,957,533
Series B, 5.00%, 5/15/2021	9,780,000	10,873,795
Series C, 5.00%, 12/15/2017	150,000	155,135
Series C, 5.00%, 6/15/2018	5,810,000	6,094,341

See accompanying notes to financial statements.

214

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series C, 5.00%, 6/15/2020	$1,375,000	$1,507,770
Series E, 5.00%, 9/1/2019	7,500,000	8,101,200
Series E, 5.00%, 10/15/2020	5,035,000	5,554,763
Series F, 4.00%, 11/15/2017	125,000	128,043
Series F, 5.00%, 11/15/2019	11,575,000	12,562,579
Series H, 5.00%, 11/15/2020	1,340,000	1,480,218
Connecticut, State Health & Educational Facility Authority Revenue:
Series 2010A-4-REMK, 1.20%, 7/1/2049 (a)	9,100,000	9,007,726
Series A-1, VRN, 1.00%, 7/1/2042 (a)	6,345,000	6,229,584
Series A-3-REMK, 0.88%, 7/1/2049 (a)	4,865,000	4,837,415
Series A-REF, 1.38%, 7/1/2035 (a)	5,200,000	5,182,528
Series U2-REMK, 1.00%, 7/1/2033 (a)	10,490,000	10,350,693
Connecticut, State Special Tax Obligation Revenue:
5.00%, 1/1/2018	8,650,000	8,969,531
Series A, 5.00%, 10/1/2018	1,885,000	2,000,456
Series B, 5.00%, 8/1/2020	1,570,000	1,737,299
Connecticut, State Special Tax Revenue:
5.00%, 8/1/2018	1,600,000	1,689,760
5.00%, 1/1/2020	1,720,000	1,879,461
Series A, 5.00%, 8/1/2021	10,100,000	11,384,518
Series A, 5.00%, 8/1/2019	100,000	108,454
Series A, 5.00%, 8/1/2020	3,500,000	3,872,960
Series B, 5.00%, 9/1/2021	12,195,000	13,766,936
University of Connecticut Series A, 4.00%, 3/15/2018	150,000	155,091

		142,656,301

DELAWARE — 0.3%
Delaware, State General Obligation:
5.00%, 7/1/2020	100,000	111,601
5.00%, 3/1/2021	305,000	345,605
Series B, 5.00%, 2/1/2018	1,000,000	1,042,220
Series B, 5.00%, 7/1/2018	2,040,000	2,155,607
Series B, 5.00%, 2/1/2021	340,000	384,533
Delaware, State Transportation Authority System Revenue:
5.00%, 7/1/2019	1,780,000	1,935,287
5.00%, 7/1/2020	1,350,000	1,504,170
5.00%, 7/1/2021	1,910,000	2,174,210

		9,653,233

DISTRICT OF COLUMBIA — 0.5%
District of Columbia, General Obligation:
Series A, 5.00%, 6/1/2020	2,525,000	2,799,543
Series A, 5.00%, 6/1/2021	1,950,000	2,206,932
Series D, 5.00%, 6/1/2018	750,000	789,270
Series D, 5.00%, 6/1/2019	100,000	108,337

District of Columbia, Income Tax Revenue:
Series A, 5.00%, 12/1/2018	5,275,000	5,641,085
Series A, 5.00%, 12/1/2019	1,550,000	1,701,792
Series A, 5.00%, 12/1/2020	2,810,000	3,150,993
District of Columbia, Revenue Series A, 5.00%, 12/1/2017	500,000	517,935

		16,915,887

FLORIDA — 3.8%
Broward County, FL, General Obligation 4.00%, 1/1/2018	125,000	128,630
Florida, State Board of Education, Capital Outlay, General Obligation Series E, 5.00%, 6/1/2019	9,760,000	10,568,811
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 6/1/2018	1,400,000	1,475,124
Series B, 5.00%, 6/1/2020	180,000	199,697
Series F, 5.00%, 6/1/2017	320,000	325,322
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2018	1,000,000	1,055,600
Series A, 5.00%, 7/1/2019	415,000	449,503
Series B, 5.00%, 7/1/2021	13,045,000	14,741,111
Florida, State Department of Environmental Protection Revenue:
Series A, 5.00%, 7/1/2020	5,590,000	6,192,266
Series A, 5.00%, 7/1/2021	13,815,000	15,674,913
Florida, State Department of Environmental Protection, Preservation Revenue:
Series B, 5.00%, 7/1/2017	400,000	407,884
Series B, 5.00%, 7/1/2018	535,000	564,500
Florida, State Department of Management Services, Certificates of Participation Series A, COPs, 5.00%, 8/1/2019	6,755,000	7,343,901
Florida, State General Obligation:
5.00%, 7/1/2019	500,000	542,595
5.00%, 7/1/2020	10,030,000	11,146,540
Series C, 5.00%, 6/1/2018	290,000	305,561
Series C, 5.00%, 6/1/2020	300,000	332,829
Florida, State Turnpike Authority Revenue:
Series C, 5.00%, 7/1/2018	24,130,000	25,479,108
Series C, 5.00%, 7/1/2019	10,000,000	10,836,600
Jacksonville, FL, Revenue 5.00%, 10/1/2017	45,000	46,311
Jacksonville, FL, Special Tax Revenue Series C, 5.00%, 10/1/2020	575,000	638,147
JEA, FL, Electric System Revenue Series A, 5.00%, 10/1/2019	1,750,000	1,907,308
JEA, FL, Water & Sewer System Revenue:
Series A, 5.00%, 10/1/2018	1,200,000	1,276,284
Series A, 5.00%, 10/1/2019	145,000	158,442

See accompanying notes to financial statements.

215

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Miami-Dade County, FL, General Obligation:
Series A, 5.00%, 7/1/2019	$100,000	$108,570
Series A, 5.00%, 7/1/2021	3,450,000	3,903,330
Miami-Dade County, FL, Water & Sewer Revenue 5.00%, 10/1/2019	125,000	136,271
Orange County, FL, Sales Tax Revenue Series C, 5.00%, 1/1/2021	3,055,000	3,412,160
Orlando County, FL, Utilities Commission Revenue Series A, 5.00%, 10/1/2018	100,000	106,357
Orlando Utilities Commission Series A, 5.00%, 10/1/2021	3,020,000	3,439,327
Palm Beach County, FL, Public Improvement Revenue 5.00%, 6/1/2018	2,025,000	2,132,204
Palm Beach County, FL, Solid Waste Authority Revenue 5.00%, 10/1/2017	810,000	833,960
Palm Beach County, School District Lease Revenue Series B, COPs, 5.00%, 8/1/2020	775,000	860,707
South Florida Water Management District, Certificates of Participation:
COPs, 5.00%, 10/1/2019.	125,000	135,780
COPs, 5.00%, 10/1/2020.	2,000,000	2,217,340
State Johns River Power Park Series 23, 5.00%, 10/1/2018	125,000	132,901

		129,215,894

GEORGIA — 1.8%
City of Atlanta, GA, Water & Wastewater Revenue Series B, 5.00%, 11/1/2020	160,000	179,203
DeKalb County, GA, General Obligation 5.00%, 12/1/2020	7,420,000	8,311,513
Forsyth County, GA, School District, General Obligation 5.00%, 2/1/2018	2,000,000	2,083,560
Georgia, State General Obligation:
Series A, 5.00%, 1/1/2018	5,000,000	5,196,800
Series A, 5.00%, 7/1/2018	3,000,000	3,170,940
Series A, 5.00%, 1/1/2020	2,510,000	2,767,375
Series A, 5.00%, 1/1/2021	2,575,000	2,907,741
Series C, 5.00%, 10/1/2020	3,025,000	3,395,593
Series C, 5.00%, 10/1/2021	10,000,000	11,461,800
Series E-1, 4.00%, 7/1/2020	125,000	135,273
Series J-1, 4.00%, 7/1/2017	500,000	507,640
Series J-2, 4.00%, 11/1/2017	700,000	717,437
Gwinnett County, GA, School District, General Obligation:
5.00%, 2/1/2019	1,000,000	1,076,250
5.00%, 2/1/2020	1,305,000	1,441,620
5.00%, 8/1/2020	250,000	279,488
5.00%, 2/1/2021	10,000,000	11,305,600

5.00%, 8/1/2021	$5,000,000	$5,708,600
Henry County, GA, School District, General Obligation 5.00%, 12/1/2017	1,000,000	1,035,960

		61,682,393

HAWAII — 1.6%
City & County of Honolulu, HI, General Obligation:
Series B, 5.00%, 11/1/2018	120,000	128,035
Series B, 5.00%, 10/1/2019	3,000,000	3,279,810
Hawaii, State General Obligation:
Series EA, 4.00%, 12/1/2017	125,000	128,314
Series EF, 5.00%, 11/1/2018	21,605,000	23,051,671
Series EH, 5.00%, 8/1/2018.	3,000,000	3,176,040
Series EP, 5.00%, 8/1/2019	3,600,000	3,916,728
Series EH, 5.00%, 8/1/2020.	190,000	211,780
Series EZ, 5.00%, 10/1/2020	11,840,000	13,244,698
Series FB, 5.00%, 4/1/2021	5,000,000	5,647,850
Honolulu County, HI, Wastewater System Revenue Series B, 5.00%, 7/1/2018	1,000,000	1,055,300
Honolulu, HI, City & County, General Obligation Series B, 5.00%, 10/1/2018	150,000	159,616

		53,999,842

ILLINOIS — 0.9%
Chicago, IL, Metropolitan Water Reclamation District, General Obligation Series D, 5.00%, 12/1/2019	2,000,000	2,176,200
Chicago, IL, Waterworks Revenue 3.00%, 11/1/2019	1,000,000	1,017,080
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2019	625,000	657,519
5.00%, 1/1/2018	1,000,000	1,038,860
5.00%, 1/1/2019	1,555,000	1,666,322
5.00%, 7/1/2019	100,000	108,570
5.00%, 1/1/2021	110,000	123,130
5.00%, 7/1/2021	1,500,000	1,694,340
Series A, 5.00%, 10/1/2019	1,000,000	1,089,610
Illinois, State Revenue:
4.00%, 6/15/2020	1,000,000	1,061,780
5.00%, 6/15/2021	8,825,000	9,814,282
Series C, 4.00%, 6/15/2021	2,625,000	2,809,039
Illinois, State Sales Tax Revenue:
5.00%, 6/15/2017	870,000	884,285
5.00%, 6/15/2018	2,675,000	2,806,289
5.00%, 6/15/2019	185,000	198,449
5.00%, 6/15/2020	3,040,000	3,328,253
Illinois, State Toll Highway Authority Revenue:
Series B, 5.00%, 12/1/2017	300,000	310,179
Series B, 5.00%, 12/1/2018	455,000	484,002

		31,268,189

See accompanying notes to financial statements.

216

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

INDIANA — 0.4%
Indiana, State Finance Authority Revenue:
5.00%, 2/1/2024	$715,000	$757,528
5.00%, 2/1/2025	600,000	635,688
5.00%, 2/1/2027	1,400,000	1,574,552
Series B, 5.00%, 2/1/2019	1,000,000	1,074,760
Series B, 5.00%, 2/1/2021	2,895,000	3,265,647
Series C, 5.00%, 12/1/2021	3,510,000	3,999,645
University of Indiana, Revenue Series U, 5.00%, 8/1/2018	450,000	476,258

		11,784,078

IOWA — 0.2%
Iowa, State Finance Authority Revenue:
5.00%, 8/1/2017	775,000	793,089
5.00%, 8/1/2018	100,000	105,835
5.00%, 8/1/2019	1,495,000	1,627,322
5.00%, 8/1/2020	115,000	128,225
Iowa, State Revenue Series A, 5.00%, 6/1/2021	2,305,000	2,599,325

		5,253,796

KANSAS — 0.1%
Johnson County, Unified School District No. 233, General Obligation Series A, 5.00%, 9/1/2021	750,000	850,957
Kansas, State Department of Transportation, Highway Revenue:
Series A, 5.00%, 9/1/2021	600,000	684,210
Series B, 5.00%, 9/1/2019	200,000	218,318
Series C, 5.00%, 9/1/2017	300,000	307,836
Series C, 5.00%, 9/1/2020	285,000	318,405
Kansas, State Department of Transportation, Sales Tax Revenue Series C, 5.00%, 9/1/2018	125,000	132,400

		2,512,126

KENTUCKY — 0.2%
Kentucky, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2019	1,045,000	1,127,628
Series A, 5.00%, 7/1/2021	3,000,000	3,363,990
Series B, 5.00%, 7/1/2018	860,000	907,163

		5,398,781

LOUISIANA — 0.5%
Louisiana, State Gas & Fuels Tax Revenue:
Series A-1, 5.00%, 5/1/2017	500,000	506,640
Series A-1, 5.00%, 5/1/2018	2,035,000	2,134,450
Louisiana, State General Obligation:
Series A, 5.00%, 8/1/2018	4,940,000	5,225,878
Series A, 5.00%, 8/1/2020	955,000	1,058,159
Series C, 5.00%, 7/15/2018	2,000,000	2,110,320
Series C, 5.00%, 8/1/2019	2,530,000	2,741,888
Louisiana, State Highway Improvement Revenue:
Series A, 5.00%, 6/15/2019	1,000,000	1,082,180

Series A, 5.00%, 6/15/2020	120,000	132,980

		14,992,495

MAINE — 0.5%
Maine, State General Obligation:
Series B, 5.00%, 6/1/2021	9,675,000	10,980,448
Series B, 5.00%, 6/1/2019	1,000,000	1,085,600
Series B, 5.00%, 6/1/2020	4,205,000	4,675,497

		16,741,545

MARYLAND — 5.0%
Anne Arundel County, MD, General Obligation:
5.00%, 10/1/2018	200,000	213,000
5.00%, 4/1/2019	6,380,000	6,890,272
5.00%, 4/1/2020	12,750,000	14,125,470
Baltimore County, MD, General Obligation:
5.00%, 8/1/2018	500,000	529,985
5.00%, 8/1/2019	100,000	108,930
5.00%, 2/1/2020	500,000	552,190
5.00%, 8/1/2021	2,000,000	2,282,500
Howard County, MD, General Obligation Series A, 5.00%, 2/15/2020	2,000,000	2,211,320
Maryland Water Quality Financing Administration Revolving Loan Fund:
5.00%, 3/1/2018	100,000	104,464
5.00%, 3/1/2020	11,205,000	12,372,561
Maryland, State Department of Transportation:
5.00%, 6/1/2019	860,000	932,550
5.00%, 12/1/2019	110,000	120,805
5.00%, 6/1/2020	155,000	172,343
5.00%, 12/15/2020	16,325,000	18,371,665
5.00%, 2/1/2021	1,615,000	1,822,447
Maryland, State Economic Development Corp. Lease Revenue:
5.00%, 6/1/2018	150,000	158,049
5.00%, 6/1/2020	110,000	121,768
Maryland, State General Obligation:
4.00%, 8/15/2018	105,000	109,780
Series B, 4.50%, 8/1/2019	5,210,000	5,616,589
5.00%, 3/1/2018	21,515,000	22,490,920
5.00%, 8/1/2018	2,575,000	2,729,423
Series B, 5.00%, 8/1/2020	4,460,000	4,987,708
5.00%, 6/1/2021	16,355,000	18,621,312
Series A, 5.00%, 8/1/2021	1,525,000	1,741,855
Series A, 4.00%, 8/1/2019	625,000	665,906
Series A, 5.00%, 3/1/2019	2,200,000	2,372,920
Series E -REF, 5.00%, 8/1/2019	1,210,000	1,319,662
Series A, 5.00%, 3/1/2020	1,000,000	1,107,130
Series A, 5.00%, 3/1/2021	12,905,000	14,623,043
Series B, 5.00%, 3/15/2019	3,300,000	3,564,000
Montgomery County, MD, General Obligation:
Series B, 5.00%, 11/1/2017	920,000	950,433
Series A, 5.00%, 11/1/2019	11,650,000	12,782,613

See accompanying notes to financial statements.

217

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series A, 5.00%, 11/1/2021	$2,280,000	$2,615,479
Series B, 5.00%, 11/1/2020	4,800,000	5,395,056
Prince George County, MD, Revenue:
Series A, 5.00%, 9/1/2020	1,070,000	1,197,437
Series B, 3.00%, 3/1/2018	150,000	153,368
Series B, 4.00%, 3/1/2019	350,000	369,866
Washington, MD, Suburban Sanitary Commission, General Obligation 5.00%, 6/1/2020	2,585,000	2,877,880
Washington, MD, Suburban Sanitation District, General Obligation 5.00%, 6/1/2019	500,000	542,300

		167,924,999

MASSACHUSETTS — 3.6%
Boston, MA, General Obligation:
Series A, 5.00%, 3/1/2020	150,000	166,022
Series A, 5.00%, 4/1/2020	1,500,000	1,663,830
Massachusetts Federal Highway Grant Anticipation Note Revenue Series A, 5.00%, 6/15/2021	175,000	199,136
Massachusetts, Bay Transportation Authority Series A, 5.00%, 7/1/2020	390,000	434,538
Massachusetts, Bay Transportation Authority, Sales Tax Revenue Series A, 4.00%, 7/1/2018	440,000	458,260
Massachusetts, Development Finance Agency Series A, 5.00%, 7/15/2021	3,700,000	4,224,697
Massachusetts, State Clean Water Trust, Revenue:
5.00%, 8/1/2018	385,000	407,965
5.00%, 8/1/2020	520,000	581,142
Series 12B, 5.00%, 8/1/2021	5,000,000	5,706,250
Massachusetts, State Federal Highway Revenue:
Series A, 5.00%, 6/15/2021	7,000,000	7,794,430
Series B, 5.00%, 6/15/2018	3,500,000	3,690,400
Massachusetts, State General Obligation:
5.00%, 7/1/2021	5,000,000	5,666,200
5.00%, 10/1/2021	10,000,000	11,383,600
Series A, 5.00%, 12/1/2017	450,000	466,096
Series A, 5.00%, 12/1/2018	7,000,000	7,491,330
Series A, 5.00%, 12/1/2019	275,000	301,521
Series A, 5.00%, 3/1/2021	10,930,000	12,310,131
Series B, 5.00%, 8/1/2018	1,700,000	1,800,572
Series C, 5.00%, 8/1/2019	10,000,000	10,874,500
Series D-1-R, VRN, 1.05%, 8/1/2043 (a)	750,000	739,537
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 5.00%, 8/15/2021	9,765,000	11,090,599
Series B, 5.00%, 8/15/2019	1,840,000	2,004,275
Series B, 5.00%, 8/15/2020	3,315,000	3,689,131
Series B, 5.00%, 10/15/2020	5,860,000	6,544,038
Series C, 2.00%, 8/15/2018	760,000	768,938

Massachusetts, State Transportation Fund Revenue:
5.00%, 6/1/2020	275,000	305,962
Series A, 5.00%, 6/1/2018	9,235,000	9,726,579
Series A, 5.00%, 6/1/2021	2,265,000	2,574,739
University of Massachusetts, Building Authority Revenue Series 2, 5.00%, 11/1/2021	6,055,000	6,918,867

		119,983,285

MICHIGAN — 1.7%
Chippewa Valley Schools, General Obligation 5.00%, 5/1/2020	1,525,000	1,674,907
Michigan, State Building Authority Revenue:
5.00%, 10/15/2021	1,500,000	1,696,725
Series I, 5.00%, 4/15/2020	4,665,000	5,133,273
Michigan, State Finance Authority Revenue:
5.00%, 10/1/2018	2,745,000	2,921,970
5.00%, 1/1/2019	250,000	268,205
5.00%, 10/1/2019	200,000	218,540
5.00%, 10/1/2020	130,000	145,274
5.00%, 1/1/2021	14,900,000	16,173,205
5.00%, 10/1/2021	4,575,000	5,214,676
Series A, 4.00%, 1/1/2018	490,000	504,181
Series A, 5.00%, 5/1/2017	275,000	278,281
Series A, 5.00%, 1/1/2018	150,000	155,814
Series A, 5.00%, 5/1/2018	3,500,000	3,657,815
Series A, 5.00%, 7/1/2018	775,000	818,446
Series A, 5.00%, 7/1/2019	6,220,000	6,762,633
Michigan, State General Obligation:
Series A, 5.00%, 12/1/2018	200,000	213,880
Series A, 5.00%, 12/1/2020	4,625,000	5,191,840
Series A, 5.00%, 12/1/2021	900,000	1,029,618
Michigan, State Trunk Line Revenue 5.00%, 11/15/2019	4,035,000	4,411,143
University of Michigan 5.00%, 4/1/2020	1,345,000	1,488,753

		57,959,179

MINNESOTA — 1.6%
Minnesota, State General Fund Revenue Series B, 5.00%, 3/1/2018	10,500,000	10,967,565
Minnesota, State General Obligation:
Series B, 5.00%, 8/1/2019	1,545,000	1,684,204
ETM, 5.00%, 8/1/2017	40,000	40,917
Series D, 5.00%, 8/1/2020	1,445,000	1,614,368
Series D, 5.00%, 10/1/2018	14,505,000	15,445,157
Series D, 5.00%, 10/1/2019	305,000	333,966
Series F, 5.00%, 10/1/2020	565,000	633,563
Minnesota, State Public Facilities Authority Series B, 3.00%, 3/1/2021	6,320,000	6,630,059
Minnesota, State Revenue, General Obligation:
Series A, 5.00%, 6/1/2020	155,000	171,582
Series D, 5.00%, 8/1/2021	10,265,000	11,710,107

See accompanying notes to financial statements.

218

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Shakopee, MN, Independent School District No. 720 Series A, 5.00%, 2/1/2021	$4,775,000	$5,368,341
Western Minnesota Municipal Power Agency 4.00%, 1/1/2019	50,000	52,481

		54,652,310

MISSISSIPPI — 0.1%
Mississippi, State Development Bank Revenue Series C, 5.00%, 1/1/2019	880,000	939,955
Mississippi, State Development Bank Special Obligation Revenue 5.00%, 1/1/2018	500,000	518,670
Mississippi, State General Obligation Series F, 4.00%, 11/1/2018	2,525,000	2,645,013

		4,103,638

MISSOURI — 1.4%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Authority Revenue Series A, 5.00%, 10/1/2019	175,000	191,027
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bond Series A, 5.00%, 10/1/2018	1,395,000	1,482,690
Jackson County, MO, State Revenue 5.00%, 12/1/2017	400,000	413,388
Missouri, State Board of Public Buildings, Special Obligation:
Series A, 4.00%, 10/1/2017	135,000	137,993
Series A, 4.00%, 10/1/2019	165,000	175,705
Missouri, State Environmental Improvement & Energy Resources Authority:
Series A, 5.00%, 1/1/2020	100,000	110,100
Series A, 5.00%, 1/1/2021	100,000	112,592
Missouri, State Highways & Transportation Commission Revenue:
Series A, 5.00%, 5/1/2018	175,000	183,979
Series A, 5.00%, 5/1/2021	10,035,000	11,386,714
Series B, 5.00%, 5/1/2019	9,155,000	9,916,238
Springfield, MO, State Public Utility Revenue 5.00%, 8/1/2020	18,910,000	21,042,859
University of Missouri, Revenue Series A, 5.00%, 11/1/2019	670,000	734,548

		45,887,833

NEBRASKA — 0.9%
Central Plains Energy Project, NE, Gas Supply Revenue 5.00%, 8/1/2039 (a)	21,465,000	23,330,523
Omaha, NE, State Public Power District Electric Revenue:
Series B, 5.00%, 2/1/2019	450,000	483,449

Series B, 5.00%, 2/1/2020	1,100,000	1,212,376
Series B, 5.00%, 2/1/2021	5,155,000	5,810,664

		30,837,012

NEVADA — 1.3%
Clark County, NV, General Obligation:
5.00%, 7/1/2020	165,000	182,954
Series A, 5.00%, 11/1/2017	500,000	516,495
Series A, 5.00%, 7/1/2018	115,000	121,307
Clark County, NV, Water Reclamation District, General Obligation 5.00%, 7/1/2021	9,170,000	10,408,775
Las Vegas Valley, NV, Water District, General Obligation:
Series A, 3.00%, 6/1/2018	70,000	71,751
Series A, 5.00%, 6/1/2020	2,550,000	2,824,584
Series A, 5.00%, 6/1/2021	4,360,000	4,920,652
Nevada, State General Obligation:
Series D, 5.00%, 3/1/2020	500,000	550,800
Series D, 5.00%, 4/1/2020	16,280,000	17,971,003
Nevada, State Highway Improvement Revenue:
4.00%, 12/1/2017	2,900,000	2,976,067
4.00%, 12/1/2018	415,000	435,775
5.00%, 12/1/2020	425,000	477,258
Nevada, State Unemployment Compensation Fund, Special Revenue:
5.00%, 12/1/2017	460,000	476,454
5.00%, 6/1/2018	2,700,000	2,798,847

		44,732,722

NEW JERSEY — 0.3%
Bergen County, NJ, General Obligation:
3.00%, 10/15/2018	125,000	128,766
4.00%, 10/15/2019	7,000,000	7,468,300
5.00%, 10/15/2020	125,000	139,980
New Jersey, Environmental Infrastructure Trust Revenue Series A-R, 4.00%, 9/1/2018	1,565,000	1,635,018
Rutgers, NJ, State University Revenue:
Series J, 5.00%, 5/1/2019	555,000	598,895
Series J, 5.00%, 5/1/2020	165,000	182,400
Series J, 5.00%, 5/1/2021	125,000	140,726

		10,294,085

NEW MEXICO — 0.9%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
Series A, 5.00%, 7/1/2019	2,475,000	2,690,919
Series A, 5.00%, 7/1/2018	100,000	105,530
Albuquerque, NM, Municipal School District No. 12, General Obligation:
Series B, 5.00%, 8/1/2017	100,000	102,352
Series B, 5.00%, 8/1/2019	3,785,000	4,106,990

See accompanying notes to financial statements.

219

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

New Mexico, State Municipal Energy Acquisition Authority, Gas Supply Revenue
Series A, VRN, 5.00%, 11/1/2039 (a)	$12,940,000	$13,962,519
New Mexico, State Severance Tax Revenue:
4.00%, 7/1/2019	130,000	138,042
5.00%, 7/1/2021	1,000,000	1,134,630
Series A, 5.00%, 7/1/2018	8,250,000	8,706,225

		30,947,207

NEW YORK — 15.3%
Battery Park City Authority Revenue Series A, 5.00%, 11/1/2020	645,000	726,238
Erie County, NY, Industrial Development Agency School Facility Revenue:
5.00%, 5/1/2019	100,000	108,028
Series A, 5.00%, 5/1/2021	3,250,000	3,671,850
Metropolitan Transportation Authority:
Series A, 4.00%, 11/15/2018	300,000	315,126
Series A, 5.00%, 11/15/2019	120,000	131,470
Nassau County, NY, Interim Finance Authority Revenue Series A, 5.00%, 11/15/2020	1,150,000	1,292,600
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A, 5.00%, 10/1/2019	2,500,000	2,733,875
New York City Transitional Finance Authority Future Tax Secured Revenue:
Series A-1, 3.00%, 8/1/2018	100,000	102,810
Series H, 5.00%, 11/1/2018	5,635,000	6,015,475
Series C, 5.00%, 11/1/2020	8,265,000	9,256,966
Series E, 5.00%, 11/1/2019	150,000	164,364
Series I, 5.00%, 5/1/2021	145,000	164,143
Series I, ETM, 5.00%, 5/1/2018	675,000	709,175
New York Local Government Assistance Corp.
4.00%, 4/1/2021	360,000	393,563
New York State, Thruway Authority, Highway & Bridge Trust Fund Revenue:
Series A, 4.00%, 4/1/2020	115,000	123,826
Series A, 5.00%, 4/1/2020	125,000	138,526
New York, NY, City Transitional Finance Authority, Building Aid Revenue:
4.00%, 7/15/2017	150,000	152,427
Series S-1, 5.00%, 7/15/2018	325,000	343,590
Series S-1, 5.00%, 7/15/2021	1,000,000	1,134,340
Series S-2, 5.00%, 7/15/2020	1,500,000	1,667,160
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
Series B, 5.00%, 11/1/2021	2,340,000	2,672,678

Series A-1, 4.00%, 8/1/2019	1,200,000	1,276,344
Series A-1, 5.00%, 8/1/2017	250,000	255,820
Series A-1, 5.00%, 8/1/2019	1,275,000	1,388,182
Series A-1, 5.00%, 8/1/2020	1,125,000	1,253,542
Series C, 5.00%, 11/1/2019	16,440,000	18,014,294
Series B, 5.00%, 11/1/2020	130,000	145,603
Series F-1, 5.00%, 2/1/2019.	3,770,000	4,051,846
Series F-1, 5.00%, 2/1/2021.	4,025,000	4,533,559
Series F-1, 5.00%, 5/1/2024.	1,650,000	1,733,539
New York, NY, General Obligation:
3.00%, 8/1/2020	5,345,000	5,569,704
4.00%, 8/1/2020	10,525,000	11,330,057
Series I, 5.00%, 8/1/2021	24,935,000	28,210,960
Series I, 5.00%, 8/1/2018	44,280,000	46,849,568
Series J, 5.00%, 8/1/2020	16,040,000	17,819,638
Series A, 5.00%, 8/1/2017	500,000	511,730
Series J, 5.00%, 8/1/2019	27,905,000	30,308,457
Series A-1, 5.00%, 10/1/2020.	5,620,000	6,265,120
Series B, 4.00%, 8/1/2017	350,000	356,216
Series B, 4.00%, 8/1/2019	1,150,000	1,220,173
Series D-1, 5.00%, 10/1/2017	365,000	375,910
Series G-1, 5.00%, 4/1/2019	1,185,000	1,276,494
Series I, 5.00%, 3/1/2021	5,360,000	6,020,781
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue:
3.00%, 12/1/2018	235,000	242,628
4.00%, 12/1/2018	1,020,000	1,072,255
New York, Sales Tax Asset Receivable Corp. Revenue Series A, 5.00%, 10/15/2018	17,090,000	18,237,935
New York, State Convention Center Development Corp. 5.00%, 11/15/2018	130,000	138,715
New York, State Convention Center Development Corp. Revenue 3.00%, 11/15/2017	190,000	193,084
New York, State Dormitory Authority:
4.00%, 5/15/2019	330,000	349,064
5.00%, 5/15/2020	175,000	193,664
Series A, 4.00%, 10/1/2017 (b)	380,000	388,280
Series A, 5.00%, 3/15/2018	4,935,000	5,163,293
Series A, 5.00%, 12/15/2018	170,000	182,140
Series A, 5.00%, 2/15/2019	170,000	182,979
Series A, 5.00%, 2/15/2021	340,000	383,353
Series E, 5.00%, 3/15/2021	295,000	333,220
Series C, 5.00%, 3/15/2020	540,000	596,943
Series E, 5.00%, 2/15/2018	415,000	433,011
New York, State Dormitory Authority Revenue:
5.00%, 5/15/2019	200,000	216,176
Series A, 4.00%, 5/15/2018	1,090,000	1,131,976
Series A, 5.00%, 12/15/2019	355,000	390,330
Series A, 5.00%, 3/15/2020	205,000	227,091
Series A, 5.00%, 7/1/2021	2,590,000	2,926,752
Series B, 5.00%, 10/1/2020	2,780,000	3,120,578
Series F, 5.00%, 10/1/2017 (b)	305,000	313,885

See accompanying notes to financial statements.

220

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

New York, State Dormitory Authority Revenue, Non State Supported Debt:
Series A, 4.00%, 7/1/2020	$3,765,000	$4,047,827
Series A, 5.00%, 7/1/2020	1,325,000	1,469,173
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.00%, 12/15/2020	320,000	359,728
Series B, 5.00%, 3/15/2020	100,000	110,545
Series C, 5.00%, 3/15/2019	365,000	393,704
Series D, 5.00%, 2/15/2020	600,000	662,046
Series D, 5.00%, 2/15/2021	5,000,000	5,637,550
Series D, 5.00%, 2/15/2022	12,535,000	14,392,562
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 3.00%, 3/15/2019	3,020,000	3,131,347
Series A, 5.00%, 3/15/2018	15,250,000	15,955,465
Series A, 5.00%, 3/15/2019	5,125,000	5,535,000
Series A, 5.00%, 3/15/2020	7,510,000	8,319,278
Series A, 5.00%, 3/15/2021	22,050,000	24,973,610
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series C, 5.00%, 3/15/2018	18,215,000	19,057,626
Series E, ETM, 5.00%, 2/15/2018	910,000	949,480
Series A, 5.00%, 3/15/2020	5,010,000	5,538,304
Series B, 5.00%, 3/15/2019	895,000	965,383
Series C, 4.00%, 3/15/2018	975,000	1,008,569
Series D, 4.00%, 2/15/2019	280,000	295,568
Series E, 5.00%, 2/15/2019	3,165,000	3,406,648
Series E, 5.00%, 8/15/2019	495,000	539,723
Series E, 5.00%, 2/15/2020	4,825,000	5,323,953
New York, State Environmental Facilities Corp.:
Series A, 5.00%, 6/15/2021	3,330,000	3,795,401
Series A, 5.00%, 6/15/2020	1,295,000	1,443,355
New York, State Environmental Facilities Corp., Clean Water & Drinking Water, Revenue 5.00%, 6/15/2020	280,000	312,077
New York, State General Obligation:
Series C, 5.00%, 4/15/2018	6,150,000	6,454,179
Series C, 5.00%, 4/15/2019	2,530,000	2,740,572
Series C, 5.00%, 4/15/2020	8,485,000	9,419,708
Series E, 5.00%, 12/15/2019	325,000	358,234
Series E, 5.00%, 12/15/2020	1,350,000	1,519,803
New York, State Thruway Authority, Personal Income Tax Revenue:
Series A, 5.00%, 3/15/2018	1,620,000	1,694,941
Series A, 5.00%, 3/15/2019	6,700,000	7,226,888
Series A, 5.00%, 3/15/2020	2,040,000	2,255,118
New York, State Urban Development Corp.:
Series E, 5.00%, 3/15/2020	17,760,000	19,632,791
Series D, 5.00%, 3/15/2021	16,020,000	18,095,551
Series C, 5.00%, 3/15/2019	15,000,000	16,179,600
Port Authority of New York & New Jersey:
Series 179, 5.00%, 12/1/2018.	115,000	122,621

Series 189, 5.00%, 5/1/2019	10,975,000	11,866,609
Series 189, 5.00%, 5/1/2020	3,380,000	3,745,682
Triborough, NY, Bridge & Tunnel Authority Revenue:
Series A, 5.00%, 1/1/2020	105,000	115,476
Series B, 4.00%, 11/15/2020	2,345,000	2,543,856
Series B, 5.00%, 11/15/2018	250,000	267,142
Series B, 5.00%, 11/15/2020	20,195,000	22,658,790
Utility Debt Securitization Authority Revenue Series B, 5.00%, 6/15/2020	495,000	521,562
Westchester County, NY, General Obligation Series A, 5.00%, 1/1/2021	3,000,000	3,391,380

		515,637,544

NORTH CAROLINA — 2.4%
Buncombe County, NC, General Obligation Series A, 5.00%, 6/1/2019	710,000	769,193
Charlotte, NC, Certificates of Participation Series C, 5.00%, 12/1/2018	1,000,000	1,067,640
Charlotte, NC, General Obligation:
Series A, 5.00%, 7/1/2018	160,000	169,117
Series A, 5.00%, 7/1/2019	175,000	190,447
Series A, 5.00%, 7/1/2020	500,000	557,460
Series B, 5.00%, 7/1/2017	200,000	204,030
Guilford County, NC, General Obligation:
Series A, 5.00%, 2/1/2021	4,035,000	4,561,810
Series C, 5.00%, 10/1/2018	4,765,000	5,077,298
Mecklenburg County, NC, General Obligation:
Series A, 5.00%, 12/1/2017	2,200,000	2,279,728
Series C, 5.00%, 12/1/2019	500,000	550,015
North Carolina, Municipal Power Agency No. 1 Series A, ETM, 4.00%, 1/1/2019.	105,000	110,591
North Carolina, Revenue:
Series B, 5.00%, 11/1/2020	150,000	168,063
Series C, 5.00%, 5/1/2020	135,000	149,606
North Carolina, State Eastern Municipal Power Agency, Revenue Series B, 5.00%, 1/1/2021	275,000	309,969
North Carolina, State General Obligation:
Series A, 5.00%, 6/1/2019	3,250,000	3,527,387
Series A, 5.00%, 6/1/2018	7,630,000	8,042,707
Series C, 3.75%, 5/1/2019	125,000	131,805
Series D, 3.00%, 6/1/2019	6,175,000	6,410,823
Series D, 4.00%, 6/1/2021	10,000,000	10,958,800
Series E, 5.00%, 5/1/2018	2,900,000	3,048,393
Series E, 5.00%, 5/1/2019	18,955,000	20,526,559
Series E, 5.00%, 5/1/2020	8,525,000	9,470,678
Wake County, NC, General Obligation 5.00%, 12/1/2021	3,320,000	3,799,840

		82,081,959

See accompanying notes to financial statements.

221

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

OHIO — 2.5%
Columbus, OH, General Obligation:
Series 1, 5.00%, 7/1/2020	$275,000	$306,603
Series 2012-3, 5.00%, 8/15/2018	320,000	339,130
Series A, 5.00%, 7/1/2017	110,000	112,217
Series A, 5.00%, 2/15/2018	500,000	521,470
Cuyahoga County, OH, Certificates of Participation:
COPs, 5.00%, 12/1/2017	400,000	413,572
COPs, 5.00%, 12/1/2018	2,270,000	2,418,231
COPs, 5.00%, 12/1/2019	2,670,000	2,907,603
Hamilton County, OH, Sewer System Revenue:
Series A, 5.00%, 12/1/2017	190,000	196,779
Series A, 5.00%, 12/1/2019	1,610,000	1,762,853
Ohio Water Development Authority:
Series A, 5.00%, 6/1/2019	100,000	108,485
Series A, 5.00%, 12/1/2019	1,500,000	1,648,245
Ohio Water Development Authority Water Pollution Control Loan Fund 5.00%, 12/1/2020	205,000	230,539
Ohio, State General Obligation:
5.00%, 9/1/2020	6,380,000	7,118,230
5.00%, 12/15/2021	2,500,000	2,856,450
Series A, 4.00%, 5/1/2021	10,290,000	11,213,630
Series A, 5.00%, 2/1/2019	105,000	112,760
Series B, 5.00%, 9/15/2019	2,995,000	3,268,234
Series C, 5.00%, 9/15/2020	5,865,000	6,550,618
Series A, 5.00%, 2/1/2021	100,000	112,551
Series A, 5.00%, 9/15/2021	6,875,000	7,830,969
Series B, 5.00%, 8/1/2019	140,000	152,279
Series B, 5.00%, 8/1/2021	2,150,000	2,442,550
Series C, 2.00%, 11/1/2018	6,765,000	6,860,995
Series C, 3.00%, 11/1/2020	11,385,000	11,908,824
Series R, 5.00%, 5/1/2017	355,000	359,750
Series R, 5.00%, 5/1/2019	2,075,000	2,242,577
Series S, 5.00%, 5/1/2021	2,260,000	2,556,354
Ohio, State Higher Education Authority General Obligation Series C, 5.00%, 8/1/2018	100,000	105,948
Ohio, State Infrastructure Project Revenue:
5.00%, 12/15/2020	1,660,000	1,861,375
Series 1, 4.00%, 12/15/2019	125,000	133,706
Series 1A-GARVEE, 4.00%, 12/15/2017	1,095,000	1,125,693
Series 1A-GARVEE, 5.00%, 12/15/2019	2,755,000	3,025,844
Ohio, State Water Development Authority, Water Pollution Control Revenue Series B, 5.00%, 12/1/2018	425,000	455,247

		83,260,311

OKLAHOMA — 0.0% (c)
Oklahoma City, Water Utilities Trust, Water & Sewer Revenue:
5.00%, 7/1/2018	1,180,000	1,246,693
5.00%, 7/1/2019	105,000	114,133

		1,360,826

OREGON — 1.0%
Deschutes County, OR, State Administrative School District No. 1 Bend-La Pine General Obligation Series B, 4.00%, 6/15/2019	125,000	132,751
Metro/OR, General Obligation Series A, 5.00%, 6/1/2020	125,000	139,206
Multnomah County, OR, State School District No. 1 General Obligation Series B, 5.00%, 6/15/2018	2,000,000	2,109,380
Oregon, Health & Science University Revenue Series A, 3.00%, 7/1/2019	150,000	154,992
Oregon, State Department of Administration Services, Lottery Revenue 5.00%, 4/1/2018	275,000	287,738
Oregon, State Department of Authority Services Lottery Revenue Series D, 5.00%, 4/1/2020	470,000	519,919
Oregon, State Department of Transportation, Highway User Tax Revenue Series A, 5.00%, 11/15/2018	1,000,000	1,067,420
Oregon, State General Obligation:
Series D, 4.00%, 5/1/2021	6,085,000	6,652,426
Series I, 5.00%, 5/1/2018	3,350,000	3,515,524
Series F, 5.00%, 5/1/2020	1,185,000	1,315,634
Portland, OR, Sewer System Revenue:
Series A, 5.00%, 6/1/2018	110,000	115,697
Series A, 5.00%, 8/1/2018	150,000	158,511
Series A, 5.00%, 6/1/2019	100,000	108,436
Series A, 5.00%, 10/1/2019	160,000	175,013
Series A, 5.00%, 4/1/2020	5,000,000	5,551,150
Series A, 5.00%, 6/1/2021	10,090,000	11,451,444
Washington County, OR, School District No. 48J Beaverton, General Obligation Series B, 4.00%, 6/15/2019	1,300,000	1,378,026

		34,833,267

PENNSYLVANIA — 2.9%
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
5.00%, 1/1/2020	165,000	179,056
5.00%, 7/1/2020	1,640,000	1,778,449
Series A, 4.00%, 1/1/2018	145,000	149,138
Series A, 4.00%, 1/1/2019	1,015,000	1,067,810
Series A, 5.00%, 7/1/2018	17,980,000	18,976,991
Series A, 5.00%, 7/1/2019	7,225,000	7,844,182
Pennsylvania, State General Obligation:
5.00%, 11/15/2017	510,000	527,218
5.00%, 3/15/2018	315,000	328,611
5.00%, 6/1/2018	1,435,000	1,506,434
5.00%, 6/15/2018	1,500,000	1,576,710

See accompanying notes to financial statements.

222

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

5.00%, 7/1/2018	$5,490,000	$5,777,676
5.00%, 10/15/2018	105,000	111,459
5.00%, 11/15/2018	150,000	159,626
5.00%, 3/15/2019	8,500,000	9,107,240
5.00%, 10/15/2019	5,650,000	6,135,957
5.00%, 7/1/2021	10,100,000	11,316,242
5.00%, 9/15/2021	15,000,000	16,863,000
Series REF, 5.00%, 7/1/2019	275,000	296,604
Pennsylvania, State Higher Educational Facilities Authority Revenue:
AN, 5.00%, 6/15/2020	9,475,000	10,463,053
Series AN, 5.00%, 6/15/2018	275,000	289,757
Series AN, 5.00%, 6/15/2017	425,000	432,612
Series AQ, 5.00%, 6/15/2019	2,410,000	2,606,246
Pennsylvania, State University Revenue Series B, 5.00%, 9/1/2021	1,375,000	1,568,641

		99,062,712

RHODE ISLAND — 0.3%
Rhode Island Health & Educational Building Corp.:
5.00%, 9/1/2021	2,825,000	3,207,957
Series A, 4.00%, 5/15/2021	3,070,000	3,297,211
Rhode Island, State & Providence Plantations, General Obligation Series C, 5.00%, 8/1/2018	1,000,000	1,057,870
Rhode Island, State General Obligation:
5.00%, 11/1/2018	110,000	117,262
5.00%, 8/1/2019	250,000	271,597
Series C, 5.00%, 8/1/2017	550,000	562,551

		8,514,448

SOUTH CAROLINA — 0.9%
Beaufort County, SC, School District, General Obligation:
Series A, 5.00%, 3/1/2020	9,725,000	10,735,136
Series A, 5.00%, 3/1/2021	200,000	225,766
Charleston Educational Excellence Finance Corp. 5.00%, 12/1/2019	100,000	109,524
Florence County, SC, General Obligation 4.00%, 6/1/2019	2,880,000	3,052,282
Horry County, SC, School District, General Obligation 5.00%, 3/1/2021	11,900,000	13,407,611
South Carolina, State General Obligation Series A, 5.00%, 10/1/2019	2,695,000	2,943,317

		30,473,636

TENNESSEE — 1.0%
Knoxville, TN, General Obligation 5.00%, 5/1/2021	2,690,000	3,046,344
Memphis, TN, General Obligation Series A, 5.00%, 11/1/2018	3,150,000	3,350,308

Nashville & Davidson County, TN, Metropolitan Government General Obligation:
Series A, 5.00%, 1/1/2021	155,000	174,073
Series C, 5.00%, 7/1/2018	1,870,000	1,971,971
Shelby County, TN, General Obligation:
Series A, 4.00%, 3/1/2018	240,000	247,771
Series A, 4.00%, 3/1/2021	150,000	163,656
Series A, 5.00%, 4/1/2018	1,475,000	1,543,883
Series A, 5.00%, 3/1/2021	1,525,000	1,724,745
Tennessee, State General Obligation:
Series A, 5.00%, 8/1/2021	13,355,000	15,254,081
Series A, 5.00%, 8/1/2019	125,000	136,329
Tennessee, State School Bond Authority:
Series B, 5.00%, 11/1/2019	3,315,000	3,630,522
Series B, 5.00%, 11/1/2020	3,025,000	3,390,450

		34,634,133

TEXAS — 9.8%
Aldine, TX, Independent School District, General Obligation 5.00%, 2/15/2021 (b)	1,860,000	2,094,806
Alvin, TX, Independent School District, General Obligation:
Series C, 3.00%, 2/15/2020 (b)	3,750,000	3,905,175
Series C, 5.00%, 2/15/2021 (b)	2,300,000	2,590,352
Austin, TX, General Obligation:
5.00%, 9/1/2020	2,800,000	3,126,088
5.00%, 9/1/2021	1,350,000	1,537,529
Austin, TX, Independent School District, General Obligation Series B, 5.00%, 8/1/2019	3,600,000	3,909,096
Austin, TX, Water & Wastewater System Revenue Series A, 5.00%, 11/15/2020	1,605,000	1,793,796
City of San Antonio TX Electric & Gas Systems Revenue 5.00%, 2/1/2020	135,000	148,492
Comal, TX, Independent School District, General Obligation Series A, 5.00%, 2/1/2021 (b)	1,835,000	2,061,476
County of Dallas, TX, General Obligation 5.00%, 8/15/2021	5,000,000	5,692,950
Cypress-Fairbanks, TX, Independent School District, General Obligation:
4.00%, 2/15/2018 (b)	4,000,000	4,128,600
Series C, 5.00%, 2/15/2020 (b)	1,310,000	1,440,856
Series C, 5.00%, 2/15/2021 (b)	310,000	348,480
Dallas, TX, Area Rapid Transit Revenue:
Series A, 5.00%, 12/1/2020	3,010,000	3,369,213
Series B, 5.00%, 12/1/2021	2,750,000	3,129,472
Dallas, TX, Area Rapid Transit, Sales Tax Revenue Series A, 5.00%, 12/1/2019	3,000,000	3,287,520

See accompanying notes to financial statements.

223

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Dallas, TX, General Obligation:
Series A, ETM, 5.00%, 2/15/2018	$6,115,000	$6,345,742
Series A, 5.00%, 2/15/2019	1,290,000	1,375,385
5.00%, 2/15/2020	7,850,000	8,551,790
5.00%, 2/15/2021	4,125,000	4,571,366
ETM, 5.00%, 2/15/2017	10,000	10,046
Dallas, TX, Independent School District, General Obligation 5.00%, 8/15/2018 (b)	5,715,000	6,059,500
Fort Worth, TX, Water & Sewer System Revenue:
Series A, 5.00%, 2/15/2019	165,000	177,096
Series A, 5.00%, 2/15/2021	3,640,000	4,082,624
Frisco, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2021 (b)	3,350,000	3,803,188
Harris County, TX, General Obligation:
5.00%, 8/15/2020	750,000	835,478
Series A, 5.00%, 10/1/2019	2,280,000	2,491,356
Harris County, TX, Metropolitan Transit Authority Revenue Series A, 5.00%, 11/1/2018	135,000	143,712
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue 5.00%, 11/1/2020	160,000	178,512
Houston of Harris County, TX, Port Authority General Obligation Series A, 5.00%, 10/1/2020	135,000	150,757
Houston, TX, General Obligation:
Series A, 5.00%, 3/1/2018	2,700,000	2,815,425
Series A, 5.00%, 3/1/2019	675,000	724,316
Series A, 5.00%, 3/1/2020	4,400,000	4,831,376
Series A, 5.00%, 3/1/2021	9,000,000	10,090,350
Houston, TX, Independent School District, General Obligation:
Series C, 5.00%, 2/15/2019 (b)	995,000	1,069,341
Series A, 5.00%, 2/15/2020 (b)	17,465,000	19,209,579
Series A, 5.00%, 2/15/2018 (b)	150,000	156,476
Series A, 5.00%, 2/15/2021 (b)	4,240,000	4,762,707
Houston, TX, Independent School District, Public Facility Corp. Lease Revenue 5.00%, 9/15/2019	4,500,000	4,901,805
Houston, TX, Utilities System Revenue:
Series D, 5.00%, 11/15/2017	480,000	496,498
Series D, 5.00%, 11/15/2019	100,000	109,411
Katy, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2020 (b)	3,000,000	3,304,470
Series A, 5.00%, 2/15/2021 (b)	200,000	225,248
Lamar, TX, Consolidated Independent School District, General Obligation 5.00%, 2/15/2020 (b)	2,815,000	3,095,290

Lewisville, TX, Independent School District, General Obligation Series A, 4.00%, 8/15/2018 (b)	200,000	208,874
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2019	3,245,000	3,537,764
5.00%, 9/1/2020	140,000	156,041
Northside, TX, Independent School District, General Obligation:
1.35%, 6/1/2033 (a) (b)	9,090,000	9,078,637
2.00%, 8/1/2044 (a) (b)	19,015,000	19,062,347
5.00%, 2/15/2018 (b)	2,745,000	2,863,502
Series A, 5.00%, 8/1/2018 (b)	10,425,000	11,038,407
5.00%, 8/1/2021 (b)	1,335,000	1,511,020
Northwest, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2021 (b)	2,120,000	2,384,936
Plano, Independent School District, General Obligation Series B, 5.00%, 2/15/2020 (b)	11,000,000	12,119,910
San Antonio, TX General Obligation 5.00%, 2/1/2019	110,000	118,153
San Antonio, TX, Independent School District, General Obligation:
5.00%, 2/15/2019 (b)	700,000	752,234
5.00%, 2/15/2020 (b)	375,000	413,419
5.00%, 2/15/2021 (b)	2,895,000	3,259,249
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2019	13,570,000	14,546,904
5.00%, 2/1/2020	430,000	472,024
VRN, 2.25%, 2/1/2033 (a)	7,500,000	7,558,950
San Antonio, TX, General Obligation:
5.00%, 2/1/2018	200,000	208,400
5.00%, 2/1/2019	1,340,000	1,439,321
5.00%, 2/1/2021	100,000	112,468
5.00%, 2/1/2022	4,000,000	4,580,160
San Antonio, TX, Water Revenue:
5.00%, 5/15/2021	5,000,000	5,652,400
Series A, 5.00%, 5/15/2019	2,225,000	2,405,492
Series A, 5.00%, 5/15/2020	1,125,000	1,244,205
Southwest Higher Education Authority, Inc. Revenue 5.00%, 10/1/2020	300,000	334,323
Spring Independent School District, General Obligation 5.00%, 8/15/2020 (b)	2,075,000	2,313,044
Texas Water Development Board:
Series A, 4.00%, 4/15/2020	2,350,000	2,527,025
Series A, 5.00%, 10/15/2020	2,000,000	2,238,900
Texas, State General Obligation:
5.00%, 10/1/2018	200,000	212,964
5.00%, 4/1/2019	405,000	437,206
5.00%, 4/1/2020	455,000	503,325
5.00%, 4/1/2021	7,805,000	8,823,162
Series A, 5.00%, 10/1/2019	5,000,000	5,467,750

See accompanying notes to financial statements.

224

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Texas, State Transportation Commission, Highway Fund Revenue:
4.00%, 10/1/2018	$1,170,000	$1,224,955
Series A, 5.00%, 10/1/2021	6,050,000	6,919,566
Series A, 3.00%, 10/1/2021	3,000,000	3,159,990
Series A, 5.00%, 4/1/2019	6,340,000	6,847,073
Series A, 5.00%, 4/1/2020	4,790,000	5,306,745
Series A, 5.00%, 4/1/2021	150,000	169,895
Series B, VRN, 4.00%, 4/1/2026 (a)	3,000,000	3,254,340
Trinity River, TX, Authority Regional Wastewater System Revenue:
5.00%, 8/1/2019	250,000	271,795
5.00%, 8/1/2020	275,000	306,017
University of Texas, Revenue:
5.00%, 7/1/2018	215,000	227,021
SER J, 5.00%, 8/15/2019 (d)	7,625,000	8,313,919
Series H, 5.00%, 8/15/2020 (d)	5,890,000	6,570,059
Series A, 4.00%, 8/15/2020	145,000	156,684
Series I, 5.00%, 8/15/2021	14,555,000	16,565,337
Series H, 5.00%, 8/15/2018	4,550,000	4,816,721

		328,825,378

UTAH — 0.1%
Jordan, UT, School District, General Obligation 5.00%, 6/15/2019	2,550,000	2,769,172

VIRGINIA — 2.9%
City of Norfolk, VA, General Obligation Series A, 5.00%, 10/1/2018	4,000,000	4,255,000
Fairfax County, VA, Economic Development Authority, Transportation District, Improvement Revenue 5.00%, 4/1/2021	6,360,000	7,178,532
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2017	810,000	828,136
Series A, 4.00%, 10/1/2020	10,355,000	11,241,492
Series C, 5.00%, 10/1/2018	3,600,000	3,831,762
Series A, 5.00%, 10/1/2019	3,175,000	3,458,102
Series A, 5.00%, 10/1/2021	3,840,000	4,397,568
Series B, 4.00%, 4/1/2019	7,765,000	8,224,222
Series C, 5.00%, 10/1/2020	750,000	841,298
Richmond, VA, Public Utility Revenue Series A, 5.00%, 1/15/2020	3,000,000	3,296,550
Virginia, State College Building Authority, Educational Facilities Revenue:
Series A, 5.00%, 2/1/2020	6,205,000	6,817,309
Series A, 5.00%, 9/1/2018	2,600,000	2,760,108
Series A, 5.00%, 9/1/2020	1,025,000	1,139,359
Virginia, State Commonwealth Transportation Board:
5.00%, 9/15/2017	150,000	154,182
5.00%, 9/15/2018	2,210,000	2,349,252

5.00%, 3/15/2021	1,075,000	1,212,890
5.00%, 5/15/2021	4,320,000	4,889,462
Series A, 5.00%, 9/15/2019	1,000,000	1,090,680
Virginia, State Commonwealth Transportation Board General Obligation Series B, 5.00%, 6/1/2021	5,000,000	5,692,850
Virginia, State Commonwealth Transportation Board Revenue 5.00%, 9/15/2020	2,940,000	3,281,452
Virginia, State Public Building Authority, Public Facilities Revenue Series C, 5.00%, 8/1/2018	10,050,000	10,641,342
Virginia, State Public School Authority Revenue:
5.00%, 8/1/2018	1,000,000	1,058,350
Series A, 4.00%, 8/1/2018	7,765,000	8,097,575
Virginia, State Resources Authority Clean Water Revenue 5.00%, 10/1/2018	1,000,000	1,064,820

		97,802,293

WASHINGTON — 4.0%
Central Puget Sound, WA, Regional Transit Authority Revenue Series P-1, 5.00%, 2/1/2021.	160,000	180,283
Energy Northwest, WA, Electricity Revenue:
4.00%, 7/1/2018	105,000	109,373
Series A, 5.00%, 7/1/2021	17,195,000	19,549,684
Series A, 5.00%, 7/1/2018	1,395,000	1,473,636
Series B, 5.00%, 7/1/2017	885,000	902,488
Series A, 5.00%, 7/1/2019	1,550,000	1,682,835
King County, WA, School District No. 414, General Obligation 5.00%, 12/1/2021	6,000,000	6,855,060
Pierce County, WA, School District No. 10, General Obligation:
4.00%, 12/1/2017	155,000	159,194
5.00%, 12/1/2019	100,000	109,614
5.00%, 12/1/2020	3,500,000	3,924,725
Seattle, WA, General Obligation Series A, 5.00%, 6/1/2020	2,000,000	2,222,360
Seattle, WA, Municipal Light & Power Revenue:
Series A, 5.00%, 6/1/2018	240,000	252,775
Series B, 5.00%, 4/1/2021	10,825,000	12,213,415
Seattle, WA, Water System Revenue:
5.00%, 9/1/2017	845,000	867,756
5.00%, 5/1/2021	2,095,000	2,370,660
Snohomish County, WA, School District No. 15, General Obligation:
4.00%, 12/1/2017	2,400,000	2,464,944
5.00%, 12/1/2018	110,000	117,613
Tacoma, WA, Electric System Revenue Series A, 4.00%, 1/1/2018	2,000,000	2,057,080
Washington, State General Obligation:
4.00%, 7/1/2018	100,000	104,180

See accompanying notes to financial statements.

225

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

4.00%, 7/1/2019	$20,420,000	$21,667,662
Series R-2015, 5.00%, 7/1/2020	12,530,000	13,879,528
Series R-2015, 5.00%, 7/1/2021	7,915,000	8,976,877
Series A, 5.00%, 7/1/2018	750,000	792,390
Series B, 5.00%, 8/1/2021	1,000,000	1,135,600
Series D, 5.00%, 2/1/2022	2,240,000	2,567,219
Series E, 5.00%, 2/1/2021	325,000	365,654
Series R-2012C, 4.00%, 7/1/2021	100,000	109,130
Series R-2015E, 5.00%, 7/1/2019	23,845,000	25,882,555

		132,994,290

WEST VIRGINIA — 0.3%
West Virginia, State General Obligation:
Series A, 5.00%, 6/1/2017	620,000	630,391
Series A, 5.00%, 6/1/2018	250,000	263,308
Series A, 5.00%, 6/1/2020	9,415,000	10,458,464

		11,352,163

WISCONSIN — 2.0%
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2021	1,685,000	1,830,264
Series 1, 5.00%, 7/1/2025	315,000	342,156
Series 2, 5.00%, 7/1/2019	1,500,000	1,629,315
Wisconsin, State General Obligation:
5.00%, 11/1/2021	5,065,000	5,795,170
Series 1, ETM, 5.00%, 5/1/2017	115,000	116,521
Series B, 5.00%, 5/1/2019	26,435,000	28,595,004
Series 3, 5.00%, 11/1/2020	1,305,000	1,463,688
Series 2, 5.00%, 11/1/2017	500,000	516,455
Series 2, 5.00%, 5/1/2018	100,000	104,995
Series B, 5.00%, 5/1/2020	5,320,000	5,900,997
Series B, 5.00%, 5/1/2025	100,000	110,682
Series B, 5.00%, 5/1/2023	130,000	147,163
Series B, 5.00%, 5/1/2026	100,000	110,682

Series D, 5.00%, 5/1/2021	17,850,000	20,238,508

		66,901,600

TOTAL MUNICIPAL BONDS & NOTES (Cost $3,326,535,466)		3,283,247,007

	Shares

SHORT-TERM INVESTMENT — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (e) (f) (Cost $23,950,094)	23,950,094	23,950,094

TOTAL INVESTMENTS — 98.2% (Cost $3,350,485,560)		3,307,197,101
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.8%.		61,836,731

NET ASSETS — 100.0%		$3,369,033,832

(a)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2016.
(b)	Bond is insured by the following:

% of Net Assets
Permanent School Fund Guaranteed	3.65%
Assured Guaranty Municipal Corp.	0.02%

(c)	Amount is less than 0.05% of net assets.
(d)	When-issued security.
(e)	The rate shown is the annualized seven-day yield at December 31, 2016.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes
Alabama	$—	$24,429,297	$—	$24,429,297
Alaska.	—	15,114,698	—	15,114,698
Arizona	—	69,749,021	—	69,749,021
Arkansas	—	11,040,389	—	11,040,389
California	—	555,433,848	—	555,433,848
Colorado	—	7,579,192	—	7,579,192
Connecticut	—	142,656,301	—	142,656,301
Delaware	—	9,653,233	—	9,653,233
District of Columbia	—	16,915,887	—	16,915,887
Florida	—	129,215,894	—	129,215,894
Georgia	—	61,682,393	—	61,682,393
Hawaii	—	53,999,842	—	53,999,842

See accompanying notes to financial statements.

226

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Illinois	$—	$31,268,189	$—	$31,268,189
Indiana	—	11,784,078	—	11,784,078
Iowa	—	5,253,796	—	5,253,796
Kansas	—	2,512,126	—	2,512,126
Kentucky	—	5,398,781	—	5,398,781
Louisiana	—	14,992,495	—	14,992,495
Maine	—	16,741,545	—	16,741,545
Maryland	—	167,924,999	—	167,924,999
Massachusetts	—	119,983,285	—	119,983,285
Michigan	—	57,959,179	—	57,959,179
Minnesota	—	54,652,310	—	54,652,310
Mississippi	—	4,103,638	—	4,103,638
Missouri	—	45,887,833	—	45,887,833
Nebraska	—	30,837,012	—	30,837,012
Nevada	—	44,732,722	—	44,732,722
New Jersey	—	10,294,085	—	10,294,085
New Mexico	—	30,947,207	—	30,947,207
New York	—	515,637,544	—	515,637,544
North Carolina	—	82,081,959	—	82,081,959
Ohio	—	83,260,311	—	83,260,311
Oklahoma	—	1,360,826	—	1,360,826
Oregon	—	34,833,267	—	34,833,267
Pennsylvania	—	99,062,712	—	99,062,712
Rhode Island	—	8,514,448	—	8,514,448
South Carolina	—	30,473,636	—	30,473,636
Tennessee	—	34,634,133	—	34,634,133
Texas	—	328,825,378	—	328,825,378
Utah	—	2,769,172	—	2,769,172
Virginia	—	97,802,293	—	97,802,293
Washington	—	132,994,290	—	132,994,290
West Virginia	—	11,352,163	—	11,352,163
Wisconsin	—	66,901,600	—	66,901,600
Short-Term Investment	23,950,094	—	—	23,950,094

TOTAL INVESTMENTS	$23,950,094	$3,283,247,007	$—	$3,307,197,101

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	$—	201,865,002	177,914,908	23,950,094	$23,950,094	$15,744	—

TOTAL		$—				$23,950,094	$15,744	$—

See accompanying notes to financial statements.

227

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SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

MUNICIPAL BONDS & NOTES — 93.7%
ALABAMA — 1.2%
Jefferson County, AL, Capital Improvement Obligation Warrant Series A, 5.00%, 4/1/2024 (a)	$500,000	$502,045
Jefferson County, AL, School Warrant Revenue Series A, 5.00%, 1/1/2024	1,000,000	1,004,090
Jefferson County, AL, Subordinate Lien Sewer Warrant Revenue Series D, 6.00%, 10/1/2042	2,460,000	2,781,940
Phenix, AL, Industrial Development Board, Environmental Improvement Revenue Series A, 4.13%, 5/15/2035	580,000	580,429
Selma Industrial Development Board, Environmental Improvement Revenue 7.50%, 5/1/2025 (b)	300,000	288,546
Spring Hill College Educational Building Authority of Mobile Revenue 5.88%, 4/15/2045	1,600,000	1,517,616

		6,674,666

ALASKA — 0.3%
Alaska Industrial Development & Export Authority Revenue:
5.00%, 1/1/2030	150,000	161,169
5.00%, 1/1/2031	200,000	213,998
City of Valdez, AK, Revenue 5.00%, 1/1/2018	250,000	258,398
Northern Alaska, Tobacco Securitization Corp., Tobacco Settlement Revenue Asset Backed Bonds:
Series A, 5.00%, 6/1/2032	500,000	464,630
Series A, 5.00%, 6/1/2046	625,000	517,806

		1,616,001

ARIZONA — 1.4%
Arizona Health Facilities Authority 5.20%, 10/1/2037	200,000	194,008
Maricopa County Industrial Development Authority, Revenue 4.00%, 7/1/2026	350,000	356,660
Phoenix, AZ, Industrial Development Authority Education Revenue:
3.63%, 12/1/2032	260,000	256,893
4.00%, 10/1/2041	630,000	613,532
5.00%, 7/1/2022	300,000	312,729
5.00%, 7/1/2035 (b)	1,325,000	1,301,468
6.00%, 7/1/2032	250,000	267,653
7.50%, 7/1/2042 (c)	495,000	173,235
Pima County, AZ, Industrial Development Authority Education Revenue:
5.25%, 7/1/2036	315,000	287,718
5.70%, 7/1/2035	75,000	72,990
6.00%, 7/1/2048	1,040,000	1,025,461
Series A, 7.38%, 7/1/2049	100,000	105,792
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A, 9.75%, 5/1/2025	1,200,000	1,296,528

Salt Verde Financial Corp.:
5.00%, 12/1/2037	310,000	343,827
5.25%, 12/1/2027	185,000	214,348
Watson Road Community Facilities District Revenue, Special Assessment 5.75%, 7/1/2022	600,000	580,182

		7,403,024

ARKANSAS — 0.5%
Arkansas, State Development Finance Authority Revenue Series C, 5.00%, 2/1/2035	880,000	962,509
Pulaski County Public Facilities Board:
5.25%, 7/1/2033	510,000	528,885
5.50%, 7/1/2043	1,230,000	1,268,253

		2,759,647

CALIFORNIA — 13.8%
Antelope Valley, CA, Health Care District Revenue Series A, 5.25%, 3/1/2036	750,000	752,977
Brentwood Infrastructure Financing Authority Revenue Series B, 4.00%, 9/2/2030	145,000	145,943
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue:
5.25%, 6/1/2045	175,000	175,084
5.45%, 6/1/2028	1,000,000	1,003,340
California, Golden State Tobacco Securitization Corp., Revenue:
Series A-1, 5.00%, 6/1/2033	3,650,000	3,293,139
Series A-1, 5.13%, 6/1/2047	400,000	352,516
Series A-1, 5.75%, 6/1/2047	4,225,000	4,048,860
California, Health Facilities Financing Authority Revenue:
4.00%, 3/1/2027	100,000	107,631
4.00%, 3/1/2039	375,000	367,414
Series A, 4.00%, 3/1/2043	135,000	136,245
Series G, 5.50%, 7/1/2025	100,000	105,546
California, Infrastructure & Economic Development Bank Revenue 5.00%, 7/1/2026	1,000,000	1,176,520
California, Municipal Finance Authority Revenue:
5.00%, 7/1/2046 (b)	500,000	485,915
Series A, 5.00%, 11/1/2030 (d)	150,000	159,306
Series B, 5.88%, 8/15/2049	490,000	530,763
California, Pollution Control Financing Authority 4.30%, 7/1/2040	2,000,000	1,990,040
California, Pollution Control Financing Authority, Water Furnishing Sacramento Revenue 5.00%, 11/21/2045 (b)	500,000	507,200
California, School Finance Authority Revenue:
Series A, 3.00%, 7/1/2019 (b)	110,000	109,974
Series A, 3.00%, 7/1/2020 (b)	210,000	208,412
Series A, 4.00%, 7/1/2021 (b)	225,000	229,932

See accompanying notes to financial statements.

228

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series A, 4.00%, 7/1/2022 (b)	$235,000	$239,185
Series A, 4.00%, 7/1/2023 (b)	250,000	252,283
Series A, 5.00%, 7/1/2045 (b)	800,000	800,000
Series A, 5.00%, 8/1/2045 (b)	500,000	515,110
Series A, 5.13%, 7/1/2044	60,000	62,018
Series A, 6.00%, 10/1/2049	200,000	209,480
California, State Public Works Board, Lease Revenue Series I-1, 6.63%, 11/1/2034	60,000	60,146
California, Statewide Communities Development Authority Revenue:
4.13%, 3/1/2034	250,000	260,363
5.00%, 5/15/2033	115,000	124,567
5.25%, 12/1/2029	1,000,000	1,053,210
5.25%, 12/1/2044	750,000	769,500
7.00%, 7/1/2046	160,000	180,091
Series A, 5.00%, 12/1/2029 (b)	1,000,000	1,046,690
Series A, 5.00%, 12/1/2036 (b)	1,805,000	1,838,880
Series A, 5.00%, 12/1/2041 (b)	2,185,000	2,212,749
Series A, 5.00%, 12/1/2046 (b)	2,000,000	2,022,380
Series A, 5.25%, 11/1/2044	300,000	302,760
Series A, 5.75%, 7/1/2030	795,000	762,596
Series A, 6.00%, 10/1/2047	1,000,000	1,051,790
Series D, 4.75%, 8/1/2020	175,000	175,058
Series I-1, 4.50%, 11/1/2037	675,000	654,527
Capistrano, CA, Unified School District, Special Tax Revenue 4.00%, 9/1/2028	125,000	127,134
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	105,559
City of Irvine, CA, Special Tax Revenue 4.00%, 9/1/2049	4,850,000	4,484,504
City of San Clemente, CA, Special Tax Revenue:
5.00%, 9/1/2031	200,000	216,806
5.00%, 9/1/2032	200,000	215,888
Corona-Norco, CA, Unified School District, Special Tax:
4.00%, 9/1/2019	400,000	419,012
4.00%, 9/1/2020	420,000	442,793
County of Sacramento, CA, Special Tax:
5.00%, 9/1/2045	100,000	105,000
5.00%, 9/1/2046	1,830,000	1,914,143
Elk Grove Finance Authority, Special Tax 4.00%, 9/1/2020	1,000,000	1,052,710
Foothill-Eastern Transportation Corridor Agency Revenue:
Series A, 5.00%, 1/15/2042 (a)	255,000	278,636
Series A, 5.75%, 1/15/2046	1,275,000	1,454,533
Series C, 6.25%, 1/15/2033	1,500,000	1,759,530
Golden State Tobacco Securitization Corp., Revenue:
Series A, 5.00%, 6/1/2045	500,000	547,020
Series A-1, 4.50%, 6/1/2027	2,210,000	2,196,298
Series A-2, 5.30%, 6/1/2037	2,100,000	1,935,801
Series B, Zero Coupon, 6/1/2047	500,000	35,365

Hesperia, CA, Public Financing Authority, Tax Allocation Series A, 5.50%, 9/1/2022	1,000,000	1,019,550
Inland Empire Tobacco Securitization Authority Revenue:
5.75%, 6/1/2026	530,000	550,453
Series A, 4.63%, 6/1/2021	960,000	960,192
Lake Elsinore Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2035	1,000,000	1,064,300
Long Beach Bond Finance Authority Revenue:
Series A, 5.00%, 11/15/2029	100,000	113,106
Series A, 5.50%, 11/15/2037	750,000	910,575
Long Beach Bond Finance Authority, Tax Allocation Series C, 5.50%, 8/1/2031 (a)	220,000	267,663
Los Angeles, CA, Municipal Improvement Corp.:
Series B, 4.00%, 11/1/2038	500,000	504,845
Series B, 5.00%, 11/1/2027	300,000	355,020
M-S-R Energy Authority Revenue:
6.50%, 11/1/2039	1,270,000	1,678,191
7.00%, 11/1/2034	300,000	410,679
Marysville, CA, Revenue 5.00%, 1/1/2031	250,000	242,650
Menifee, CA, Union School District Public Financing Authority, Special Tax:
Series A, 4.00%, 9/1/2020	1,000,000	1,057,280
Series A, 4.00%, 9/1/2022	250,000	266,022
Oakland Unified School District/Alameda County, General Obligation 5.00%, 8/1/2023 (a)	300,000	352,728
Palomar Pomerado, CA, Health Care District, Certificates of Participation COPs, 6.00%, 11/1/2041	1,000,000	1,088,890
Palomar Pomerado, CA, General Obligation Series B, 5.00%, 8/1/2029	565,000	650,428
Port of Oakland, CA, Revenue Series P, 5.00%, 5/1/2029	575,000	640,400
Poway, Unified School District Public Financing Authority, Special Tax Series A, 5.00%, 9/1/2027	1,175,000	1,363,787
Rancho Cordova Community Facilities District, Special Tax:
4.00%, 9/1/2019	425,000	445,200
4.00%, 9/1/2021	675,000	714,339
4.00%, 9/1/2022	380,000	402,713
Rancho Mirage, CA, Joint Powers Financing Authority Revenue Series A, 5.00%, 7/1/2027	500,000	506,610
Riverside County, CA, Community Facilities Districts, Special Tax Revenue 5.00%, 9/1/2030	385,000	415,735

See accompanying notes to financial statements.

229

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Riverside County, CA, Redevelopment Agency, Tax Allocation Series A, 6.00%, 10/1/2039	$430,000	$486,996
Roseville, CA, Natural Gas Financing Authority Revenue:
5.00%, 2/15/2024	200,000	221,424
5.00%, 2/15/2026	155,000	172,126
Roseville, CA, Special Tax Revenue 5.00%, 9/1/2044	255,000	266,090
Sacramento, CA, Sanitation Districts Financing Authority Revenue 5.25%, 12/1/2030 (a)	595,000	716,981
San Joaquin Hills Transportation Corridor Agency Revenue Series B, 5.25%, 1/15/2049	1,000,000	1,054,530
Saugus/Hart School Facilities Financing Authority:
4.00%, 9/1/2019	430,000	451,582
4.00%, 9/1/2020	350,000	370,048
4.00%, 9/1/2021	415,000	440,560
4.00%, 9/1/2022	385,000	409,675
Southern California Public Power Authority Revenue Series A, 5.00%, 11/1/2033	460,000	528,163
Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue Series A-1, 5.50%, 6/1/2045	745,000	694,541
Tobacco Securitization Authority of Southern California, Tobacco Settlement Revenue:
Series A-1, 5.00%, 6/1/2037	1,105,000	1,049,750
Series A-1, 5.13%, 6/1/2046	1,025,000	934,154
Tulare, CA, Local Health Care District Revenue 5.10%, 11/1/2027	1,000,000	974,920
Tustin Community Facilities District:
Series A, 5.00%, 9/1/2030	635,000	693,744
Series A, 5.00%, 9/1/2037	105,000	111,989
West Sacramento Financing Authority, Special Tax 5.00%, 9/1/2025	550,000	604,686

		73,934,187

COLORADO — 2.7%
Colorado Educational & Cultural Facilities Authority Revenue:
3.75%, 7/1/2026 (b)	1,195,000	1,122,786
5.00%, 10/1/2032	1,105,000	1,192,638
Colorado High Performance Transportation Enterprise Revenue 5.75%, 1/1/2044	750,000	791,257
Colorado, Health Facilities Authority Revenue:
4.75%, 9/1/2040	375,000	375,904
Series A, 5.30%, 7/1/2037	500,000	467,855
Series A, 7.75%, 8/1/2039	485,000	509,866
Series B, 4.00%, 12/1/2026	500,000	507,275
Series B-1, 5.00%, 7/1/2038	125,000	130,996

Denver, CO, City & County Special Facilities, Airport System Revenue:
Series A, 5.50%, 11/15/2029	400,000	453,356
Series A, 5.50%, 11/15/2030	270,000	305,219
Denver, Health & Hospital Authority Revenue:
Series A, 5.00%, 12/1/2039	1,995,000	2,080,167
Series A, 5.25%, 12/1/2045	320,000	338,998
Denver, International Business Center Metropolitan District No. 1, General Obligation 5.38%, 12/1/2035	115,000	119,160
E-470 Public Highway Authority Revenue Series B, Zero Coupon, 9/1/2037 (a)	1,000,000	373,140
Granby Ranch, CO, Metropolitan District, General Obligation 6.75%, 12/1/2036	500,000	499,945
Great Western, CO, Metropolitan District, General Obligation Series A-1, 9.00%, 8/1/2039 (c)	1,000,000	1,019,220
Metropolitan District, CO, Compark Business Campus, General Obligation Series A, 6.75%, 12/1/2039	1,000,000	1,050,890
Metropolitan District, CO, Heritage Todd Creek Metropolitan District, General Obligation 6.13%, 12/1/2044	1,000,000	1,001,300
Prairie Center, CO, Metropolitan District No. 3, General Obligation 5.40%, 12/15/2031	1,000,000	973,180
Public Authority for Colorado Energy:
6.13%, 11/15/2023	205,000	241,318
6.50%, 11/15/2038	365,000	474,390
Regional, CO, Transportation District, Private Activity Revenue 6.00%, 1/15/2034	300,000	333,114
STC, CO, Metropolitan District No. 2, General Obligation 6.00%, 12/1/2038	215,000	206,834
Tallyns Reach, CO, Metropolitan District No. 3, General Obligation 5.13%, 11/1/2038	135,000	138,599

		14,707,407

CONNECTICUT — 1.0%
Connecticut, State Development Authority, Airport Facilities Revenue 7.95%, 4/1/2026	300,000	285,945
Connecticut, State Health & Educational Facilities Authority Revenue: 3.25%, 9/1/2021 (b)	700,000	679,007
Series A, 5.00%, 9/1/2046 (b)	110,000	101,915
Series A, 5.00%, 9/1/2053 (b)	700,000	634,340
Series F, 3.50%, 7/1/2026	755,000	725,699
Series F, 5.00%, 7/1/2022	275,000	304,048
Series L, 4.00%, 7/1/2034	500,000	514,535
Series M, 5.00%, 7/1/2020	175,000	192,738

See accompanying notes to financial statements.

230

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Harbor Point, CT, Special Obligation Revenue Series A, 7.88%, 4/1/2039	$500,000	$561,585
Hartford, CT, General Obligation:
Series A, 5.00%, 4/1/2028	100,000	101,928
Series A, 5.00%, 4/1/2031	195,000	196,652
Series B, 4.00%, 4/1/2021	100,000	100,579
Series B, 5.00%, 4/1/2025	470,000	482,591
Mohegan Tribe of Indians, CT, Gaming Authority Revenue 5.13%, 1/1/2023 (b)	400,000	385,360

		5,266,922

DELAWARE — 0.1%
Delaware, State Economic Development Authority Revenue 3.25%, 6/1/2026	800,000	725,040

DISTRICT OF COLUMBIA — 0.5%
District of Columbia, Howard University Revenue:
Series A, 6.25%, 10/1/2023	120,000	126,187
Series A, 6.25%, 10/1/2032	880,000	904,965
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series A, 5.00%, 10/1/2053	1,000,000	1,040,100
Tobacco Settlement Financing Corp., DC, Revenue 6.50%, 5/15/2033	505,000	577,887

		2,649,139

FLORIDA — 4.7%
Alachua County, FL, Health Facilities Authority Revenue:
5.00%, 11/15/2024	50,000	52,554
Series B, 5.00%, 12/1/2034	750,000	812,100
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	950,000	978,576
Bexley Community Development District, Special Assessment:
3.50%, 5/1/2021	180,000	175,394
4.70%, 5/1/2036	100,000	92,527
Central Florida Expressway Authority Revenue Series A, 4.00%, 7/1/2037	500,000	503,150
Collier County, FL, Industrial Development Authority Revenue Series A, 8.13%, 5/15/2044 (b)	1,400,000	1,592,122
County of Miami-Dade Seaport Department Revenue Series B, 5.00%, 10/1/2023	250,000	282,590
Crossings At Fleming Island Community Development District, Special Assessment Series A-1, 4.50%, 5/1/2030	745,000	733,944
Florida Agricultural & Mechanical University Student Housing Revenue Series A, 4.00%, 7/1/2032	115,000	117,624
Florida Dev. Finance Corp. Series A, 6.00%, 6/15/2035 (b)	505,000	506,308

Florida Development Finance Corp., Educational Facilities Revenue:
7.63%, 6/15/2041	120,000	134,530
Series A, 4.00%, 7/15/2026 (b)	290,000	276,895
Series A, 6.00%, 6/15/2044 (b)	575,000	578,410
Series A, 6.13%, 6/15/2043	500,000	529,500
Series A, 6.13%, 6/15/2044	555,000	548,801
Series A, 6.50%, 7/1/2044	925,000	942,001
Series A, 7.50%, 6/15/2033	500,000	560,185
Florida Higher Educational Facilities Financial Authority 5.00%, 4/1/2032	100,000	106,789
Greater Orlando, FL, Aviation Authority Revenue 5.00%, 11/15/2036	350,000	358,319
Hacienda Lakes Community Development District 3.38%, 5/1/2021	460,000	443,205
Hillsborough County Industrial Development Authority Revenue Series A, 5.00%, 10/1/2031	270,000	299,292
Isles Bartram Park Community Development District 5.00%, 11/1/2035	100,000	96,169
Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	500,000	497,365
5.75%, 11/1/2042	500,000	507,945
Lakewood Ranch, FL, Stewardship District, Special Assessment 4.00%, 5/1/2021	570,000	569,977
Lee County, FL, Industrial Development Authority Revenue 5.75%, 6/15/2042	500,000	498,000
Madison County, FL, Revenue Series A, 6.00%, 7/1/2025 (c)	660,000	389,380
Miami-Dade County Industrial Development Authority 5.25%, 9/15/2044	250,000	261,750
Midtown Miami, FL, Community Development District, Special Assessment Series B, 5.00%, 5/1/2037	1,620,000	1,657,665
Northern Palm Beach County Improvement District:
4.65%, 8/1/2025	145,000	140,955
5.35%, 8/1/2035	360,000	343,591
Northern Palm Beach County, FL, Improvement District, Special Assessment 5.13%, 8/1/2022	665,000	679,796
Orange County, FL, Health Facilities Authority Revenue Series A, 5.00%, 10/1/2036	520,000	570,872
Palm Beach County, FL, Health Facilities Authority Revenue:
4.00%, 5/15/2019	300,000	314,781
4.00%, 5/15/2035	270,000	273,640

See accompanying notes to financial statements.

231

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Pompano Beach County, FL, Revenue 5.00%, 9/1/2044	$1,510,000	$1,539,762
Renaissance Community Development District, FL, Special Assessment 5.55%, 5/1/2033	500,000	511,530
Seven Oaks, FL, Community Development District, Special Assessment Series A2, 6.50%, 5/1/2033	750,000	772,860
Stoneybrook South, FL, Community Development District, Special Assessment:
4.75%, 11/1/2024	210,000	208,347
5.13%, 11/1/2034	250,000	248,422
Tallahassee, FL, Health Facilities Revenue:
Series A, 5.00%, 12/1/2036	90,000	94,896
Series A, 5.00%, 12/1/2041	225,000	235,033
Series A, 5.00%, 12/1/2055	440,000	456,324
Tolomato, FL, Community Development District, Special Assessment Series 3, 6.65%, 5/1/2040 (c) (e)	120,000	—
Tolomato, FL, Community Development District, Special Assessment Series 2015-3, 6.61%, 5/1/2040 (c) (e)	195,000	—
Tolomato, FL, Community Development District, Special Assessment:
Series A-1, 6.65%, 5/1/2040 (c)	205,000	205,074
Series A4, 6.61%, 5/1/2040	750,000	421,763
Series A2, 6.61%, 5/1/2039	65,000	51,578
Two Creeks, FL, Community Development District, Special Assessment:
Series A-1, 2.00%, 5/1/2017	165,000	165,279
Series A-1, 2.00%, 5/1/2018	170,000	170,260
Series A-1, 2.00%, 5/1/2019	175,000	174,207
Series A-1, 2.00%, 5/1/2020	180,000	177,192
Village Community Development District No. 12 3.63%, 5/1/2031	2,000,000	1,819,860
Wiregrass, FL, Community Development District, Special Assessment 5.63%, 5/1/2045	670,000	655,729

		25,334,818

GEORGIA — 0.1%
DeKalb County Hospital Authority Revenue 6.13%, 9/1/2040	125,000	137,013
East Point Building Authority Revenue Series A, 4.63%, 2/1/2035	250,000	249,985
Fulton County Development Authority Revenue 5.00%, 6/1/2027	225,000	258,349

		645,347

GUAM — 0.8%
Guam Power Authority:
5.00%, 10/1/2034 (a)	140,000	155,751
Series A, 5.00%, 10/1/2021 (a)	330,000	365,647
Series A, 5.00%, 10/1/2024 (a)	500,000	562,220
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.25%, 7/1/2022	525,000	586,068
Series A, 5.00%, 7/1/2029	315,000	345,943
Territory of Guam:
Series A, 6.50%, 11/1/2040	100,000	115,892
Series B-1, 5.00%, 1/1/2042	300,000	312,237
Series C, 5.00%, 11/15/2018	1,910,000	2,014,897

		4,458,655

HAWAII — 0.2%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue:
5.00%, 7/1/2020	350,000	351,571
Series A, 4.65%, 3/1/2037	610,000	599,307

		950,878

IDAHO — 0.1%
Idaho, State Health Facility Revenue:
3.50%, 9/1/2033	500,000	439,905
5.00%, 9/1/2027	100,000	108,491
Series B-2, 6.00%, 10/1/2021	100,000	100,014

		648,410

ILLINOIS — 8.2%
Chicago Board of Education, General Obligation:
Series A, 5.00%, 12/1/2041	565,000	441,418
Series A, 5.00%, 12/1/2042	410,000	320,337
Series A, 5.50%, 12/1/2039	100,000	79,636
Series A, 7.00%, 12/1/2026	1,100,000	1,058,783
Series A, 7.00%, 12/1/2044	2,150,000	2,069,439
Series C, 5.25%, 12/1/2026	1,995,000	1,596,479
Series C, 5.25%, 12/1/2035	200,000	157,018
Series F, 5.00%, 12/1/2018	2,450,000	2,295,429
Chicago Board of Education, Special Tax 6.00%, 4/1/2046 (d)	2,000,000	1,986,140
Chicago Midway International Airport Revenue Series A, 5.50%, 1/1/2030	200,000	226,342
Chicago O’Hare International Airport Revenue:
5.00%, 1/1/2019	925,000	980,898
Series B, 5.00%, 1/1/2029	315,000	353,808
Chicago, IL, General Obligation:
Zero Coupon, 1/1/2019 (a)	325,000	302,825
Series 2002B-REMK, 5.00%, 1/1/2025	400,000	393,020
Series 2007G-REMK, 5.50%, 1/1/2042	475,000	444,443
Series A, 5.00%, 1/1/2020	500,000	499,200
Series A, 5.00%, 12/1/2021	515,000	513,646
Series A, 5.00%, 1/1/2026	520,000	508,217

See accompanying notes to financial statements.

232

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series C, 4.00%, 1/1/2020	$185,000	$182,480
Series C, 5.00%, 1/1/2023	360,000	357,444
Series C, 5.00%, 1/1/2024	765,000	757,442
Series C, 5.00%, 1/1/2027	200,000	193,130
Series C, 5.00%, 1/1/2029	475,000	448,352
Series C, 5.00%, 1/1/2034	365,000	337,413
Series C, 5.00%, 1/1/2035	460,000	423,076
Series C, 5.00%, 1/1/2038	275,000	249,414
Chicago, IL, Motor Fuel Tax Revenue:
5.00%, 1/1/2018	175,000	178,745
5.00%, 1/1/2026	250,000	260,793
Cook County, IL, Revenue 6.50%, 10/15/2040	1,000,000	1,020,350
Governors, IL, State University Facilities System Revenue 4.65%, 10/1/2042	310,000	261,513
Illinois, State Finance Authority Revenue:
4.00%, 9/1/2032	835,000	843,834
4.00%, 12/1/2040	250,000	234,235
4.13%, 12/1/2030	250,000	230,983
4.25%, 5/15/2043	430,000	399,672
5.00%, 5/15/2043	775,000	797,754
5.50%, 8/15/2030	535,000	554,142
5.50%, 4/1/2032	500,000	494,365
5.75%, 5/15/2046	1,000,000	1,039,200
6.13%, 5/15/2027	645,000	698,806
7.13%, 2/1/2034	1,000,000	1,034,140
7.13%, 2/15/2039	1,100,000	1,147,223
Series A, 5.25%, 5/15/2047	145,000	144,227
Series A, 5.75%, 12/1/2035 (b)	385,000	365,427
Series A, 6.00%, 7/1/2043	200,000	227,982
Series C, 3.63%, 2/15/2032	575,000	507,167
Series C, 5.00%, 2/15/2029	1,365,000	1,446,600
Illinois, State Finance Authority, Student Housing Revenue Series A, 5.00%, 6/1/2024	500,000	449,900
Illinois, State Sports Facilities Authority Revenue zero coupon, 6/15/2025 (a)	315,000	220,664
Metropolitan Pier & Exposition Authority Revenue:
Series A, 5.50%, 6/15/2053	1,250,000	1,353,650
Series B, Zero Coupon, 12/15/2050	100,000	14,113
Series B, 4.25%, 6/15/2042	500,000	464,685
Series B, 5.00%, 6/15/2023	140,000	149,776
Series B, 5.00%, 6/15/2050	460,000	466,693
Northeastern Illinois University COPs, 4.10%, 10/1/2041	245,000	171,235
Plano, IL, Special Service Areas No. 3 & 4, Special Tax Refunding 4.00%, 3/1/2035	970,000	882,719
Railsplitter, IL, Tobacco Settlement Authority Revenue 6.00%, 6/1/2028	1,000,000	1,140,390
Southern Illinois University Series A, 4.00%, 4/1/2028	305,000	281,701
State of Illinois, General Obligation:
Zero Coupon, 8/1/2022	355,000	295,900

5.00%, 1/1/2019	225,000	232,709
5.00%, 1/1/2021	1,690,000	1,762,738
5.00%, 2/1/2022	1,900,000	1,976,665
5.00%, 5/1/2028	640,000	641,126
5.00%, 2/1/2029	175,000	175,130
5.00%, 3/1/2031	100,000	99,993
5.00%, 5/1/2035	140,000	138,008
5.25%, 2/1/2028	300,000	308,889
5.25%, 7/1/2028	3,000,000	3,045,360
5.50%, 7/1/2024	310,000	327,580
Series A, 4.00%, 9/1/2019	265,000	267,144
Will County, IL, Community High School District No. 210 Lincoln-Way, General Obligation:
Series B, Zero Coupon, 1/1/2028	190,000	103,586
Series B, Zero Coupon, 1/1/2033	340,000	133,249

		44,166,590

INDIANA — 1.2%
Crown Point, IN, Economic Development Authority Series A, 8.00%, 11/15/2029	200,000	218,158
Indiana Finance Authority Series A, 5.00%, 6/1/2032	250,000	253,302
Indiana, State Finance Authority Revenue:
5.25%, 9/1/2040	545,000	558,609
Series A, 5.00%, 7/1/2048	1,100,000	1,120,218
Indiana, State Finance Authority, Environmental Revenue:
6.00%, 12/1/2019	1,005,000	1,016,628
6.00%, 12/1/2026	550,000	530,788
Indiana, State Finance Authority, Hospital Revenue 5.50%, 8/15/2040	275,000	294,236
Indianapolis Local Public Improvement Bond Bank Series I, 5.00%, 1/1/2023	515,000	584,819
Knox County, IN, Economic Development Authority Series A, 5.00%, 4/1/2027	945,000	998,260
Valparaiso City, IN, Exempt Facilities Revenue 6.75%, 1/1/2034	750,000	885,930

		6,460,948

IOWA — 1.4%
Iowa Finance Authority, Midwestern Disaster Area Revenue:
4.75%, 8/1/2042	305,000	294,090
5.00%, 12/1/2019	1,475,000	1,475,531
5.25%, 12/1/2025	1,470,000	1,452,640
5.50%, 12/1/2022	1,450,000	1,449,275
5.88%, 12/1/2027 (b)	1,270,000	1,283,792
Tobacco Settlement Authority, IA, Tobacco Settlement Revenue Series C, 5.50%, 6/1/2042	1,505,000	1,435,484

		7,390,812

See accompanying notes to financial statements.

233

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

KANSAS — 0.7%
City of Overland Park KS 6.00%, 12/15/2032	$200,000	$176,766
KS Independent College Finance Authority & Educational Facilities Revenue Series A, 5.80%, 3/1/2037	425,000	434,070
Lenexa, KS, Health Facility Revenue 5.25%, 5/15/2022	1,000,000	1,005,380
Overland Park, KS, Development Corp., Revenue Series B, 5.13%, 1/1/2032 (a)	600,000	584,988
Wichita City, KS, Health Care Facilities Revenue:
Series IV-A, 5.63%, 5/15/2044	885,000	923,984
Series IV-A, 6.25%, 5/15/2034	500,000	509,035

		3,634,223

KENTUCKY — 1.0%
Kentucky, Economic Development Finance Authority Revenue:
5.25%, 8/15/2046	150,000	157,579
6.25%, 11/15/2046	200,000	184,306
6.38%, 11/15/2051	930,000	867,746
Series A, 4.25%, 7/1/2035	200,000	195,966
Series A, 5.00%, 7/1/2026	95,000	105,738
Series A, 6.00%, 6/1/2030	185,000	199,530
Series A, 6.38%, 6/1/2040	675,000	727,744
Louisville/Jefferson County Metropolitan Government Series A, 5.00%, 12/1/2020	250,000	274,415
Ohio, KY, Pollution Control Revenue Series A, 6.00%, 7/15/2031	2,475,000	2,452,923

		5,165,947

LOUISIANA — 1.6%
City of New Orleans LA Sewerage Service Revenue 5.00%, 6/1/2040	1,000,000	1,084,990
City of New Orleans LA Water System Revenue 5.00%, 12/1/2040	1,000,000	1,093,990
City of Shreveport, LA, Water & Sewer Revenue 5.00%, 12/1/2040	250,000	268,398
Jefferson Parish, LA, Hospital Service District No. 2, Hospital Revenue 6.38%, 7/1/2041	1,075,000	1,135,049
Louisiana Public Facilities Authority Revenue::
4.00%, 5/15/2041	500,000	486,305
4.50%, 7/1/2037 (a)	120,000	120,349
5.00%, 10/1/2020	350,000	378,725
5.00%, 11/1/2041	650,000	687,524
5.25%, 10/1/2024	100,000	110,874
Series A, 5.00%, 11/1/2045	870,000	918,259
Louisiana, St. John the Baptist Parish, Revenue Series A, 5.13%, 6/1/2037	1,740,000	1,740,000

Louisiana, State Environmental Facilities & Community Development Authority Revenue 6.75%, 11/1/2032	500,000	516,645
St. Tammany Parish Finance Authority Revenue 5.25%, 11/15/2037	250,000	250,945

		8,792,053

MAINE — 0.6%
Maine Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2025	120,000	129,521
5.00%, 7/1/2033	545,000	561,764
5.00%, 7/1/2043	1,000,000	1,009,390
6.75%, 7/1/2036	500,000	542,765
Series A, 4.00%, 7/1/2046	275,000	236,217
Series A, 5.00%, 7/1/2046	35,000	35,422
Rumford, ME, Solid Waste Disposal Revenue 6.88%, 10/1/2026	525,000	527,000

		3,042,079

MARYLAND — 0.9%
Anne Arundel County Consolidated Special Taxing District Revenue 5.25%, 7/1/2044	310,000	304,380
Baltimore, MD, Convention Center Revenue Series A, 5.00%, 9/1/2032	400,000	400,852
Frederick County, MD, Special Obligation Bond, Special Tax Revenue Series A, 5.00%, 7/1/2040	270,000	290,485
Howard County, MD, Special Obligation Bond, Tax Allocation 6.10%, 2/15/2044	425,000	431,061
Maryland Economic Development Corp.:
5.00%, 3/31/2030	145,000	161,434
5.75%, 9/1/2025	500,000	493,290
Maryland Health & Higher Educational Facilities Authority Revenue:
5.00%, 8/15/2020	225,000	250,218
5.00%, 7/1/2024	100,000	114,577
5.00%, 7/1/2038	700,000	731,780
5.00%, 10/1/2042	260,000	280,288
5.00%, 7/1/2045	1,000,000	1,038,580
Series A, 5.00%, 8/15/2041	470,000	510,476

		5,007,421

MASSACHUSETTS — 1.1%
Massachusetts Health & Educational Facilities Authority Revenue 5.38%, 7/1/2035	500,000	534,395
Massachusetts, Development Finance Agency Revenue:
4.00%, 7/1/2045	350,000	346,472
5.00%, 7/1/2018	400,000	419,932
5.00%, 4/15/2040	200,000	207,686

See accompanying notes to financial statements.

234

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

5.13%, 7/1/2040	$100,000	$104,708
5.25%, 7/1/2023	500,000	566,850
5.25%, 11/15/2041	100,000	110,414
Series G, 5.00%, 7/1/2044	200,000	209,254
Series I, 5.00%, 7/1/2038	1,250,000	1,382,363
Massachusetts, Development Finance Agency, First Mortgage Revenue 5.00%, 7/1/2025	240,000	273,859
Massachusetts, Development Finance Agency, Resource Recovery Revenue Series B, 4.88%, 11/1/2042 (b)	500,000	502,940
Massachusetts, Educational Financing Authority Revenue Series J, 5.63%, 7/1/2029	350,000	379,449
Massachusetts, Port Authority Facilities Revenue Series A, 5.00%, 1/1/2027 (a)	690,000	692,477

		5,730,799

MICHIGAN — 2.2%
Conner Creek Academy, MI, Public School Revenue Series A, 5.00%, 11/1/2026	800,000	633,952
Detroit Community High School Revenue:
5.65%, 11/1/2025	850,000	553,758
5.75%, 11/1/2035	500,000	294,745
Detroit, MI, Sewage Disposal System Revenue:
Series A, 5.00%, 7/1/2021	540,000	599,341
Series B, 5.50%, 7/1/2029 (a)	145,000	171,338
Detroit, MI, Water Supply System Revenue Series A, 5.25%, 7/1/2041	120,000	128,009
Kent County, MI, Hospital Finance Authority Revenue Series A, 5.25%, 7/1/2030	1,255,000	1,163,260
Michigan Finance Authority Series D4, 5.00%, 7/1/2034	750,000	819,015
Michigan Finance Authority Ltd., Miscellaneous Revenue 8.13%, 4/1/2041	475,000	391,604
Michigan Strategic Fund, Tax Allocation Series A, 4.13%, 7/1/2045 (f)	2,705,000	2,738,812
Michigan Tobacco Settlement Finance Authority Series A, 6.00%, 6/1/2048	1,410,000	1,248,470
Michigan, State Finance Authority Revenue Series D-2, 5.00%, 7/1/2034	400,000	432,784
Michigan, State Tobacco Settlement Finance Authority Revenue Series A, 6.88%, 6/1/2042	1,000,000	1,004,500
Saline, MI, Economic Development Corp., Revenue 5.50%, 6/1/2047	1,000,000	1,011,520
Wayne County, MI, Airport Authority Revenue 5.38%, 12/1/2032 (a)	590,000	625,052

		11,816,160

MINNESOTA — 1.3%
Baytown Township, MN, Lease Revenue:
3.00%, 8/1/2019	200,000	197,934
3.00%, 8/1/2020	215,000	209,984
3.00%, 8/1/2021	210,000	201,957
Bloomington, MN, Port Authority Revenue 9.00%, 12/1/2035	170,000	180,588
City of Brooklyn, MN Series A, 4.75%, 7/1/2025	80,000	79,010
City of Cloud, MN, Revenue:
Series A, 4.00%, 5/1/2037	355,000	359,405
Series A, 5.00%, 4/1/2046	150,000	124,248
City of Independence, MN, Revenue Series A, 4.25%, 7/1/2026	1,000,000	944,540
Maple Grove, MN, Revenue 5.00%, 9/1/2027	230,000	264,877
Oakdale, MN, Oak Meadows Project, Revenue 5.00%, 4/1/2034	1,000,000	1,018,310
St Paul Housing & Redevelopment Authority Revenue:
5.00%, 11/15/2023	775,000	882,237
5.00%, 11/15/2025	150,000	162,106
5.13%, 12/1/2038	390,000	399,883
5.25%, 11/15/2035	515,000	548,913
5.75%, 7/1/2047 (b)	1,000,000	856,060
Woodbury Housing & Redevelopment Authority Revenue 5.25%, 12/1/2049	340,000	345,715

		6,775,767

MISSISSIPPI — 0.5%
Gulfport, MS, Hospital Facilities Revenue 5.00%, 7/1/2027	220,000	248,382
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue 6.70%, 4/1/2022	210,000	243,833
Mississippi Business Finance Corp., Revenue 4.55%, 12/1/2028	320,000	319,984
Mississippi Development Bank 6.25%, 10/1/2026	500,000	569,315
Mississippi Hospital Equipment & Facilities Authority 5.00%, 8/15/2029	645,000	657,004
State of Mississippi 5.00%, 10/15/2019	500,000	544,510

		2,583,028

MISSOURI — 1.1%
Boone County, MO, Hospital Revenue 5.00%, 8/1/2029	870,000	948,874
Grandview Industrial Development Authority, General Obligation Series A, 5.00%, 5/1/2042 (b)	280,000	243,485

See accompanying notes to financial statements.

235

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Jennings City, MO, Revenue 5.00%, 11/1/2023	$360,000	$337,489
Kansas City, MO, Airport Revenue 5.25%, 9/1/2027	320,000	353,981
Lees Summit, MO, Industrial Development Authority Revenue Series A, 5.00%, 8/15/2017	1,400,000	1,430,226
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue:
5.00%, 5/1/2035	230,000	231,953
6.00%, 5/1/2042	435,000	437,575
Missouri Development Finance Board Revenue Series C, 3.25%, 3/1/2028	100,000	95,343
Missouri, State Health & Educational Facilities Authority Revenue:
4.25%, 8/1/2035	280,000	275,044
5.25%, 2/1/2026	200,000	219,534
Series A, 5.00%, 2/1/2036	500,000	519,590
Raymore, MO, Tax Increment Limited Obligation, Tax Allocation Series A, 4.00%, 5/1/2020	340,000	342,737
Sikeston, MO, Electric System Revenue 5.00%, 6/1/2019	110,000	116,962
St Louis County Industrial Development Authority 5.00%, 12/1/2025	315,000	325,754

		5,878,547

NEBRASKA — 0.1%
Central Plains Energy Project Series A, 5.25%, 12/1/2021	325,000	362,297

NEVADA — 0.4%
County of Washoe, NV, Revenue Series B, VRN, 3.00%, 3/1/2036 (f)	255,000	261,739
Las Vegas, NV, Special Assessment 5.00%, 6/1/2025	490,000	497,997
Las Vegas, Redevelopment Agency 3.13%, 6/15/2033	295,000	253,482
North Las Vegas, NV, Wastewater Reclamation, General Obligation 4.50%, 10/1/2036 (a)	250,000	250,020
Sparks, NV, Tourism Improvement District No. 1, Sales Tax Revenue Series A, 6.75%, 6/15/2028 (b)	1,000,000	1,031,550
Washoe County, NV, Revenue 5.00%, 2/1/2043	110,000	116,025

		2,410,813

NEW HAMPSHIRE — 0.1%
New Hampshire Business Finance Authority Revenue 4.00%, 4/1/2029 (b) (f)	320,000	315,069

NEW JERSEY — 4.5%
Bayonne, NJ, Redevelopment Agency Revenue Series A, 5.38%, 11/1/2035	535,000	533,325

Camden County, Improvement Authority Revenue 5.00%, 2/15/2033	200,000	210,636
Casino Reinvestment Development Authority Revenue:
5.00%, 11/1/2023	200,000	207,504
5.25%, 11/1/2044	500,000	492,055
Garden State Preservation Trust Revenue Series A, 4.00%, 11/1/2018	200,000	206,510
Gloucester County, NJ, Pollution Control Financing Authority Revenue Series A, 5.00%, 12/1/2024	790,000	850,198
New Jersey Turnpike Authority Series A, 5.00%, 1/1/2034	1,000,000	1,115,730
New Jersey, Economic Development Authority Revenue:
4.25%, 6/15/2027	500,000	506,870
5.00%, 6/15/2024	775,000	831,497
5.00%, 3/1/2026	125,000	128,816
5.13%, 1/1/2034	1,000,000	1,053,940
5.25%, 9/15/2029	50,000	52,644
5.25%, 1/1/2044	250,000	256,623
5.50%, 9/1/2021	700,000	750,351
5.75%, 9/15/2027	1,000,000	1,070,540
7.10%, 11/1/2031 (e)	1,000,000	—
Series A, 5.00%, 7/1/2029	165,000	176,765
Series A, 5.00%, 6/15/2037	200,000	204,982
Series II, 5.00%, 3/1/2025	1,000,000	1,035,080
New Jersey, Educational Facilities Authority Revenue:
3.50%, 7/1/2031	355,000	350,857
Series D, 5.25%, 7/1/2037	170,000	172,261
New Jersey, Health Care Facilities Financing Authority Revenue:
5.00%, 7/1/2029	300,000	329,622
5.75%, 7/1/2037	970,000	999,595
New Jersey, Higher Education Student Assistance Authority Revenue:
5.00%, 12/1/2022	480,000	513,067
Series 1B, 4.00%, 12/1/2046	250,000	224,623
New Jersey, Transportation Trust Fund Authority Revenue:
5.00%, 6/15/2028	660,000	679,642
5.00%, 6/15/2030	1,500,000	1,541,385
Series A, Zero Coupon, 12/15/2025	460,000	310,238
Series A, Zero Coupon, 12/15/2040	755,000	216,111
Series A, 5.50%, 12/15/2023	250,000	271,395
Salem County, Pollution Control Financing Authority Revenue Series A, 5.00%, 12/1/2023	250,000	274,072
Tobacco Settlement Financing Corp., NJ, Revenue:
Series 1A, 4.63%, 6/1/2026	2,000,000	1,983,960
Series 1A, 4.75%, 6/1/2034	3,605,000	3,109,349
Series 1A, 5.00%, 6/1/2029	1,345,000	1,242,430
Series 1A, 5.00%, 6/1/2041	2,590,000	2,253,248

		24,155,921

See accompanying notes to financial statements.

236

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

NEW MEXICO — 0.2%
Mariposa East Public Improvement District, Special Assessment:
Series C, 5.90%, 9/1/2032	$410,000	$350,417
Series D, Zero Coupon, 9/1/2032	190,000	26,566
Winrock Town Center, NM, Tax Increment Development District No. 1,Tax Allocation 6.00%, 5/1/2040 (b)	575,000	586,707

		963,690

NEW YORK — 7.7%
Albany Capital Resource Corp., Revenue 5.00%, 5/1/2026	100,000	117,784
Brooklyn Arena Local Development Corp., Revenue 6.00%, 7/15/2030	650,000	734,448
Buffalo & Erie County, NY, Industrial Land Development Corp., Revenue 5.00%, 11/15/2037	1,000,000	1,050,390
Build NYC Resource Corp.:
5.00%, 7/1/2030	525,000	597,377
5.00%, 7/1/2031	250,000	283,665
5.00%, 1/1/2035 (b)	265,000	277,648
5.25%, 11/1/2034	250,000	241,008
5.50%, 11/1/2044	500,000	481,365
Series A, 5.00%, 4/1/2033	120,000	122,509
Chautauqua County, NY, Industrial Development Agency, Exempt Facility Revenue 5.88%, 4/1/2042	750,000	784,868
Dutchess County, Local Development Corp., Revenue Series A, 5.00%, 7/1/2045	135,000	148,219
Erie Tobacco Asset Securitization Corp., Revenue Series A, 5.00%, 6/1/2045	615,000	573,278
Hudson, NY, Yards Infrastructure Corp., Revenue 5.75%, 2/15/2047	500,000	564,740
Long Island, NY, Power Authority Electric Systems Revenue Series B, 5.00%, 9/1/2038	990,000	1,099,395
Metropolitan Transportation Authority Series D1, 5.25%, 11/15/2044	510,000	582,634
Nassau County Tobacco Settlement Corp. Series A-3, 5.13%, 6/1/2046	620,000	562,774
Nassau County, NY, General Obligation Series B, 5.00%, 4/1/2039	1,000,000	1,092,930
Nassau County, NY, Local Economic Assistance Corp., Revenue:
5.00%, 7/1/2023	100,000	114,662
5.00%, 7/1/2033	225,000	243,704
Nassau County, Tobacco Settlement Corp.:
Series A-2, 5.25%, 6/1/2026	1,000,000	974,030
Series A-3, 5.00%, 6/1/2035	950,000	854,202

New Rochelle, NY, Industrial Development Agency Revenue 5.25%, 7/1/2027	765,000	724,761
New York & New Jersey, Port Authority Revenue 5.50%, 12/1/2031 (a)	185,000	206,732
New York City Industrial Development Agency:
5.00%, 1/1/2023 (a)	550,000	551,557
7.00%, 3/1/2049 (a)	200,000	221,348
Series B, 5.25%, 12/1/2036	1,000,000	1,002,050
New York Counties Tobacco Trust IV:
Series A, 5.00%, 6/1/2042	430,000	393,484
Series A, 5.00%, 6/1/2045	740,000	666,910
New York Liberty Development Corp., Revenue:
5.25%, 10/1/2035	745,000	891,124
5.50%, 10/1/2037	135,000	166,186
Series 1, 5.00%, 11/15/2044 (b)	4,550,000	4,698,284
Series 2, 5.38%, 11/15/2040 (b)	1,295,000	1,380,768
New York State Dormitory Authority Revenue:
5.00%, 7/1/2035	140,000	140,524
5.25%, 7/1/2035	210,000	221,804
6.25%, 12/1/2037	1,000,000	1,049,600
Series A, 4.25%, 5/1/2042	745,000	663,221
Series A, 5.50%, 1/1/2039	100,000	107,096
New York State Transportation Development Corp.:
5.00%, 1/1/2022	105,000	117,220
5.00%, 1/1/2023	110,000	123,999
5.00%, 8/1/2026	1,360,000	1,402,568
5.00%, 8/1/2031	930,000	948,498
Series A, 5.00%, 7/1/2041	2,795,000	2,901,182
New York, NY, Housing Development Corp., Mortgage Revenue 3.50%, 2/15/2048	1,250,000	1,228,863
New York, NY, Industrial Development Agency Revenue:
5.00%, 1/1/2031 (a)	1,000,000	1,002,000
5.75%, 10/1/2037 (c)	1,000,000	322,150
New York, State Dormitory Authority Revenue, Non State Supported Debt Series A, 5.00%, 7/1/2026	200,000	233,504
Niagara Area Development Corp., Revenue 5.25%, 11/1/2042 (b)	500,000	503,850
Niagara Frontier Transportation Authority Revenue:
Series A, 5.00%, 4/1/2028	425,000	468,006
Series B, 5.00%, 4/1/2019	200,000	214,660
Onondaga Civic Development Corp., Revenue:
5.00%, 7/1/2027	430,000	479,429
5.00%, 7/1/2029	475,000	524,072
Suffolk Tobacco Asset Securitization Corp. Series C, 6.63%, 6/1/2044	500,000	510,680

See accompanying notes to financial statements.

237

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Town of Oyster Bay NY, General Obligation:
2.25%, 3/1/2017	$145,000	$144,842
Series A, 5.00%, 3/15/2020	365,000	379,202
TSASC, Inc., NY, Revenue:
Series 1, 5.00%, 6/1/2026	1,335,000	1,326,630
Series 1, 5.00%, 6/1/2034	1,310,000	1,245,862
Series 1, 5.13%, 6/1/2042	1,265,000	1,178,006
Westchester County, NY, Healthcare Corp., Revenue:
Series A, 4.50%, 11/1/2026	145,000	155,753
Series A-REMK, 5.00%, 11/1/2030	160,000	174,011
Westchester County, NY, Local Development Corp., Revenue:
3.75%, 11/1/2037	275,000	249,367
Series A, 3.38%, 6/1/2042	250,000	206,488
Series A, 5.00%, 6/1/2025 (b)	1,000,000	1,029,030

		41,656,951

NORTH CAROLINA — 0.5%
North Carolina Agricultural & Technical State University Series A, 4.00%, 10/1/2045	650,000	659,087
North Carolina Capital Facilities Finance Agency 5.00%, 3/1/2034	500,000	525,735
North Carolina Medical Care Commission:
5.00%, 10/1/2030	150,000	167,004
5.00%, 7/1/2045	500,000	500,170
North Carolina, Department of Transportation Revenue 5.00%, 6/30/2054	575,000	597,551

		2,449,547

NORTH DAKOTA — 0.1%
Williston Parks & Recreation District:
Series A, 4.00%, 3/1/2023	655,000	655,937
Series A, 4.00%, 3/1/2032	190,000	176,852

		832,789

OHIO — 4.9%
American Municipal Power, Inc., Revenue:
5.00%, 2/15/2038	15,000	15,481
Series B, 5.00%, 2/15/2023	900,000	1,020,789
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2, 5.13%, 6/1/2024	3,665,000	3,297,840
Series A-2, 5.38%, 6/1/2024	2,415,000	2,187,072
Series A-2, 5.75%, 6/1/2034	4,875,000	4,210,879
Series A-2, 5.88%, 6/1/2047	4,660,000	4,088,824
Series A-2, 6.00%, 6/1/2042	2,230,000	1,940,412
Series A-2, 6.50%, 6/1/2047	2,770,000	2,568,593
Series A-3, 6.25%, 6/1/2037	1,000,000	903,740
Muskingum, OH, Hospital Revenue:
5.00%, 2/15/2033	1,000,000	1,037,080
5.00%, 2/15/2044	200,000	206,328
Ohio, State Air Quality Development Authority Revenue:
6.75%, 6/1/2024	500,000	494,155

Series B, 3.63%, 10/1/2033 (f)	250,000	104,515
Series C, 5.63%, 6/1/2018	500,000	469,550
Series E, 5.63%, 10/1/2019	1,360,000	1,464,598
Ohio, State Water Development Authority Revenue Series B, 3.63%, 10/1/2033 (f)	325,000	135,870
Port of Greater Cincinnati Development Authority Series B, 5.00%, 12/1/2046	240,000	232,217
Portage County, OH, Port Authority Revenue 5.00%, 6/1/2044	325,000	348,205
Southeastern Ohio Port Authority, Hospital Facilities Revenue:
5.75%, 12/1/2032	100,000	108,952
6.00%, 12/1/2042	550,000	601,689
Toledo-Lucas County, OH, Port Authority Revenue Series A, 5.00%, 7/1/2039	750,000	770,287

		26,207,076

OKLAHOMA — 0.8%
Comanche County Hospital Authority Revenue Series A, 5.00%, 7/1/2032	440,000	449,970
Rogers County, OK, Educational Facilities Authority, Educational Facilities Lease Revenue Series A, 5.00%, 9/1/2020	375,000	415,579
Tulsa Airports Improvement Trust:
5.00%, 6/1/2035 (f)	1,000,000	1,046,100
5.50%, 12/1/2035	1,000,000	1,064,350
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue Series A, 7.13%, 11/1/2030	1,025,000	1,097,324

		4,073,323

OREGON — 0.4%
Hospital Facilities Authority of Multnomah County Oregon Revenue:
5.00%, 12/1/2036	400,000	442,136
Series A, 5.50%, 10/1/2049	1,000,000	1,049,210
Oregon, State Facilities Authority Revenue Series A, 6.38%, 9/1/2040 (b)	750,000	785,655
Yamhill County Hospital Authority 4.00%, 11/15/2026	65,000	63,126

		2,340,127

PENNSYLVANIA — 3.8%
Allegheny County Hospital Development Authority Revenue:
5.00%, 4/1/2025	350,000	346,825
5.13%, 4/1/2035	500,000	457,785
Allegheny, PA, Industrial Development Authority Revenue 5.75%, 8/1/2042	250,000	223,055
Centre County Hospital Authority Revenue Series C, 3.75%, 11/15/2041	375,000	352,965

See accompanying notes to financial statements.

238

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Chester County Industrial Development Authority Revenue:
5.00%, 10/1/2034	$250,000	$256,278
5.00%, 10/1/2044	215,000	217,602
City of Philadelphia PA, General Obligation:
Series A, 5.00%, 7/15/2038	100,000	109,354
Series B, 5.00%, 8/1/2033	110,000	121,713
Cumberland County Municipal Authority Revenue:
5.00%, 1/1/2031	1,000,000	1,091,570
5.00%, 1/1/2038	295,000	311,311
Delaware County, Authority Revenue 4.00%, 10/1/2019	130,000	129,490
Delaware County, Industrial Development Authority Revenue Series A, 6.13%, 8/15/2040	625,000	606,294
Delaware Valley Regional Finance Authority Revenue 5.75%, 7/1/2032	100,000	122,026
Fulton County Industrial Development Authority Revenue:
4.00%, 7/1/2028	300,000	283,035
5.00%, 7/1/2040	1,445,000	1,451,517
Lancaster County, PA, Hospital Authority 5.00%, 4/1/2027	420,000	431,873
Lycoming County, PA, Authority Revenue 3.00%, 5/1/2022	120,000	123,282
Monroe County, PA, Industrial Development Authority Tax Allocation 6.88%, 7/1/2033 (b)	370,000	375,224
Montgomery County, PA, Industrial Development Authority Revenue:
4.00%, 12/1/2039	700,000	642,733
5.00%, 11/15/2036	1,000,000	1,070,760
5.25%, 1/1/2040	205,000	193,760
Moon Industrial Development Authority Revenue 6.00%, 7/1/2045	1,000,000	1,023,370
Northampton County, General Purpose Authority Revenue 3.88%, 10/1/2045	245,000	228,166
Pennsylvania Economic Development Financing Authority 5.00%, 12/31/2034	400,000	423,248
Pennsylvania, Commonwealth Financing Authority Revenue Series B, 5.00%, 6/1/2042	750,000	814,717
Pennsylvania, State Economic Development Financing Authority Revenue:
6.00%, 6/1/2031	515,000	506,446
Series A, 2.63%, 11/1/2021	950,000	961,552
Pennsylvania, State Higher Educational Facilities Authority Revenue:
4.00%, 11/1/2032	170,000	146,999

5.00%, 11/1/2027	1,005,000	1,005,432
5.00%, 11/1/2042	140,000	132,051
Series A, 6.50%, 9/1/2038	165,000	178,197
Pennsylvania, Turnpike Commission Revenue Series D, 5.30%, 12/1/2041	700,000	758,441
Philadelphia, PA, Airport System Revenue:
Series A, 5.00%, 6/15/2020	295,000	324,066
Series A, 5.00%, 6/15/2022	165,000	182,300
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue Series A, 5.63%, 7/1/2042	1,210,000	1,290,622
Philadelphia, PA, School District, General Obligation:
Series D, 3.00%, 9/1/2019	110,000	111,304
Series E, 5.00%, 9/1/2020	945,000	1,014,004
Series E, 5.25%, 9/1/2023	500,000	533,295
Philadelphia, PA, State Public School Building Authority 5.00%, 4/1/2029	150,000	158,985
Scranton Redevelopment Authority Series A, 5.00%, 11/15/2028	195,000	198,272
Scranton, PA, General Obligation:
5.00%, 11/15/2032	380,000	386,069
Series B, 4.35%, 9/1/2020 (a)	745,000	745,432
Wilkes-Barre, PA, Finance Authority Revenue 5.00%, 11/1/2040	545,000	589,090

		20,630,510

PUERTO RICO — 9.0%
Children’s Trust Fund, Tobacco Settlement Revenue:
5.50%, 5/15/2039	520,000	519,953
5.63%, 5/15/2043	2,050,000	2,027,060
Commonwealth of Puerto Rico, General Obligation:
Zero Coupon, 7/1/2017	85,000	58,326
Series A, 5.00%, 7/1/2027 (c)	140,000	87,325
Series A, 5.00%, 7/1/2029 (c)	830,000	517,712
Series A, 5.00%, 7/1/2033 (c)	355,000	220,987
Series A, 5.25%, 7/1/2022 (c)	100,000	62,404
Series A, 5.25%, 7/1/2023 (c)	1,600,000	1,004,000
Series A, 5.25%, 7/1/2029 (c)	150,000	93,563
Series A, 5.25%, 7/1/2031 (c)	110,000	68,613
Series A, 5.25%, 7/1/2034 (c)	375,000	232,031
Series A, 5.50%, 7/1/2023 (c)	200,000	124,994
Series A, 5.50%, 7/1/2032 (c)	360,000	224,550
Series A, 5.50%, 7/1/2039 (c)	250,000	155,625
Series A, 8.00%, 7/1/2035 (c)	900,000	606,375
Series C, 5.75%, 7/1/2032 (c)	240,000	149,700
Series E, 5.38%, 7/1/2030 (c)	190,000	118,513
Series E, 5.63%, 7/1/2032 (c)	385,000	240,144
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Series A, 4.25%, 7/1/2025	175,000	133,751

See accompanying notes to financial statements.

239

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series A, 5.00%, 7/1/2033	$1,785,000	$1,345,515
Series A, 5.13%, 7/1/2037	150,000	113,073
Series A, 5.25%, 7/1/2029	2,000,000	1,513,620
Series A, 5.25%, 7/1/2042	1,150,000	864,029
Series A, 6.00%, 7/1/2038	540,000	411,750
Series A, 6.00%, 7/1/2044	360,000	273,128
Series B, 4.45%, 7/1/2018	100,000	75,065
Puerto Rico Commonwealth, General Obligation:
Zero Coupon, 7/1/2018	305,000	181,481
4.50%, 7/1/2023 (c) (a)	305,000	213,074
5.00%, 7/1/2020 (c)	150,000	93,702
Series A, 4.00%, 7/1/2021 (c)	230,000	134,550
Series A, 5.00%, 7/1/2029 (c)	1,570,000	963,587
Series A, 5.00%, 7/1/2034 (c)	1,385,000	863,894
Series A, 5.13%, 7/1/2024 (c)	1,425,000	888,844
Series A, 5.13%, 7/1/2031 (c)	175,000	110,031
Series A, 5.13%, 7/1/2037 (c)	110,000	68,063
Series A, 5.25%, 7/1/2025 (c)	2,755,000	1,718,431
Series A, 5.25%, 7/1/2030 (c)	100,000	62,375
Series A, 5.50%, 7/1/2019 (a)	880,000	899,043
Series A, 5.63%, 7/1/2031 (c)	245,000	152,819
Series A, 5.75%, 7/1/2041 (c)	1,225,000	753,375
Series A, 6.00%, 7/1/2040 (c)	200,000	125,750
Series B, 4.10%, 7/1/2018 (c)	650,000	381,472
Series C, 5.75%, 7/1/2036 (c)	805,000	498,094
Series C, 6.00%, 7/1/2035 (c)	150,000	95,063
Puerto Rico Convention Center District Authority Revenue 5.00%, 7/1/2020 (a)	100,000	100,024
Puerto Rico Electric Power Authority Revenue:
5.00%, 7/1/2017	100,000	71,708
Series TT, 5.00%, 7/1/2021	370,000	246,135
5.00%, 7/1/2042	285,000	188,502
Series A, 4.80%, 7/1/2029	270,000	178,664
Series AAA, 5.25%, 7/1/2021	100,000	66,522
Series AAA, 5.25%, 7/1/2022	170,000	112,827
Series ZZ, 5.25%, 7/1/2026	320,000	211,796
Series V V, 5.25%, 7/1/2027 (a)	1,015,000	831,466
Series LL, 5.50%, 7/1/2018 (a)	400,000	414,468
Series RR, 5.00%, 7/1/2022 (a)	135,000	136,519
Series RR, 5.00%, 7/1/2026	140,000	123,197
Series TT, 5.00%, 7/1/2020	130,000	86,867
Series TT, 5.00%, 7/1/2023	435,000	288,061
Series TT, 5.00%, 7/1/2025	285,000	188,659
Series TT, 5.00%, 7/1/2032	485,000	320,847
Series TT, 5.00%, 7/1/2037	870,000	575,470
Series V V, 5.25%, 7/1/2025 (a)	175,000	185,840
Series V V, 5.50%, 7/1/2020	75,000	50,116
Series WW, 5.00%, 7/1/2028	265,000	175,353
Series WW, 5.38%, 7/1/2023	250,000	165,555
Series WW, 5.50%, 7/1/2021	140,000	93,134
Series WW, 5.50%, 7/1/2038	1,705,000	1,127,687
Series XX, 5.25%, 7/1/2035	185,000	122,374
Series XX, 5.25%, 7/1/2040	780,000	515,876
Series XX, 5.75%, 7/1/2036	15,000	9,922
Series ZZ, 4.38%, 7/1/2021	240,000	159,660
Series ZZ, 4.75%, 7/1/2027	215,000	142,281

Series ZZ, 5.25%, 7/1/2019	1,260,000	850,676
Series ZZ, 5.25%, 7/1/2024	435,000	288,005
Puerto Rico Highways & Transportation Authority Revenue:
5.25%, 7/1/2018	375,000	216,563
5.75%, 7/1/2020	115,000	66,413
5.75%, 7/1/2021	275,000	158,813
Series A, Zero Coupon, 7/1/2017 (a)	170,000	167,923
Series A, 4.75%, 7/1/2038	160,000	44,800
Series AA, 5.00%, 7/1/2035	170,000	104,759
Series CC, 5.50%, 7/1/2030	100,000	62,177
Series G, 5.00%, 7/1/2033	105,000	29,400
Series G, 5.00%, 7/1/2042	665,000	186,200
Series I, 5.00%, 7/1/2026	185,000	108,688
Series L, 5.25%, 7/1/2022	140,000	82,250
Series L, 5.25%, 7/1/2038 (a)	250,000	249,680
Series L, 5.25%, 7/1/2041 (a)	125,000	133,616
Series M, 5.00%, 7/1/2046	285,000	79,800
Series N, 5.25%, 7/1/2030 (a)	570,000	577,712
Series N, 5.25%, 7/1/2031 (a)	640,000	642,579
Series N, 5.25%, 7/1/2039	100,000	58,750
Series N, 5.50%, 7/1/2023	110,000	30,800
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Series A, 6.00%, 7/1/2033	100,000	101,058
Puerto Rico Infrastructure Financing Authority Revenue:
Series B, 5.00%, 7/1/2021 (c)	1,000,000	175,630
Series B, 5.00%, 7/1/2022 (c)	125,000	21,954
Series B, 5.00%, 12/15/2022 (c)	600,000	216,000
Series B, 5.00%, 7/1/2037 (c)	500,000	87,815
Series B, 5.00%, 7/1/2046 (c)	315,000	55,323
Series C, 5.50%, 7/1/2020 (c)	140,000	84,000
Series C, 5.50%, 7/1/2023 (a)	115,000	119,699
Series C, 5.50%, 7/1/2024 (a)	380,000	396,302
Series C, 5.50%, 7/1/2026 (a)	175,000	182,873
Series C, 5.50%, 7/1/2027 (a)	385,000	402,437
Puerto Rico Public Buildings Authority Revenue:
5.75%, 7/1/2034 (f)	900,000	510,750
Series C, 5.75%, 7/1/2019	100,000	56,750
Series D, 5.38%, 7/1/2033	170,000	95,625
Series G, 4.75%, 7/1/2032	280,000	153,650
Series G, 5.00%, 7/1/2026	430,000	235,962
Series I, 5.25%, 7/1/2029	400,000	223,500
Series I, 5.25%, 7/1/2033	830,000	463,762
Series M, 6.25%, 7/1/2022	155,000	90,481
Series M, 6.25%, 7/1/2023	260,000	151,775
Series N, 5.00%, 7/1/2032	650,000	356,687
Series N, 5.00%, 7/1/2037	395,000	216,756
Series N, 5.50%, 7/1/2020	155,000	87,188
Series N, 5.50%, 7/1/2027	155,000	87,188
Series P, 6.13%, 7/1/2023	240,000	139,500
Series P, 7.00%, 7/1/2021	220,000	133,650
Series S, 5.50%, 7/1/2023	220,000	123,750
Series S, 5.88%, 7/1/2039	100,000	56,750

See accompanying notes to financial statements.

240

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series U, 5.25%, 7/1/2023	$150,000	$83,813
Series U, 5.25%, 7/1/2042	2,090,000	1,167,787
Puerto Rico Sales Tax Financing Corp., Revenue:
Series A, 5.38%, 8/1/2039	3,200,000	1,504,000
Series A, 5.50%, 8/1/2042	2,505,000	1,177,350
Series C, 5.00%, 8/1/2022	510,000	368,036
Series C, 5.25%, 8/1/2040	5,135,000	3,637,377
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
Zero Coupon, 8/1/2031	175,000	25,615
5.25%, 8/1/2057	485,000	343,385
Series C, 5.00%, 8/1/2040 (a)	2,240,000	1,653,610
Series A, 5.50%, 8/1/2037	150,000	70,500
Series A, 5.75%, 8/1/2037	440,000	206,800
Series A, 6.00%, 8/1/2042	555,000	263,625
Series A, 6.13%, 8/1/2029	100,000	47,750
Series A-1, 5.00%, 8/1/2043	100,000	47,000
Series B, 5.25%, 8/1/2027	40,000	18,800
Series C, Zero Coupon, 8/1/2038	600,000	55,848
Series C, 4.00%, 8/1/2027	235,000	166,267
Series C, 5.00%, 8/1/2046	2,295,000	1,619,145
Series C, 5.38%, 8/1/2036	390,000	183,300
Series C, 6.00%, 8/1/2031	250,000	175,740
SubSeries A-1, Zero Coupon, 8/1/2023	170,000	53,394

		48,370,545

RHODE ISLAND — 0.3%
Rhode Island, State Health & Educational Building Corp., Revenue 5.00%, 5/15/2028	250,000	275,285
Rhode Island, State Student Loan Authority, Student Loan Revenue Series A, 5.00%, 12/1/2023	235,000	256,954
Tobacco Settlement Financing Corp. R Tobgen:
Series A, 4.00%, 6/1/2017	550,000	556,506
Series A, 5.00%, 6/1/2024	375,000	416,078

		1,504,823

SOUTH CAROLINA — 0.7%
North Charleston Housing Authority Revenue Series A, 5.10%, 8/20/2041	880,000	880,546
South Carolina Jobs — Economic Development Authority:
5.25%, 11/1/2036	500,000	484,920
Series A, 5.25%, 8/1/2030	1,150,000	1,239,366
South Carolina Jobs — Economic Development Authority Revenue Series A, 7.00%, 11/1/2033	270,000	288,044
South Carolina Ports Authority 4.00%, 7/1/2040	650,000	652,327

		3,545,203

TENNESSEE — 0.4%
Chattanooga-Hamilton County Hospital Authority Revenue 5.00%, 10/1/2039	825,000	862,125

Johnson City Health & Educational Facilities Board Revenue 5.00%, 8/15/2042	415,000	437,626
Shelby County Health Educational & Housing Facilities Board Series A, 5.50%, 9/1/2047	400,000	402,800
Tennessee Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2022	100,000	113,374
Series A, 5.25%, 9/1/2026	215,000	250,230

		2,066,155

TEXAS — 5.5%
Austin, TX, Convention Center Revenue Series A, 5.00%, 1/1/2034	375,000	375,495
Celina, TX, Special Assessment 5.50%, 9/1/2032	400,000	377,272
Central Texas Regional Mobility Authority Revenue 5.75%, 1/1/2019	370,000	398,090
Central Texas, Turnpike System Revenue:
Series A, Zero Coupon, 8/15/2030 (a)	315,000	192,015
Series C, 5.00%, 8/15/2034	500,000	538,690
Series C, 5.00%, 8/15/2037	500,000	533,915
Clifton Higher Education Finance Corp., Revenue:
Series A, 3.95%, 12/1/2032	115,000	107,987
Series A, 4.35%, 12/1/2042	290,000	273,627
Dallas County Flood Control District No. 1, General Obligation 5.00%, 4/1/2028 (b)	500,000	507,740
Dallas/Fort Worth International Airport Revenue:
Series B, 5.00%, 11/1/2022	500,000	566,255
Series H, 5.00%, 11/1/2027	125,000	137,461
Danbury Higher Education Authority, Inc.:
5.25%, 8/15/2023	200,000	212,978
6.00%, 8/15/2028	230,000	252,738
Decatur Hospital, TX, Authority Revenue Series A-REF, 5.25%, 9/1/2029	335,000	349,951
Flower Mound Town, TX, Special Assessment 6.13%, 9/1/2028	500,000	515,485
Fort Bend County Industrial Development Corp., Revenue:
Series A-REMK 10/1, 4.75%, 5/1/2038	225,000	230,351
Series B, 4.75%, 11/1/2042	385,000	395,757
Gulf Coast, TX, Industrial Development Authority Revenue 4.88%, 5/1/2025	250,000	254,588
Hale Center Education Facilities Corp. 5.00%, 3/1/2035	105,000	111,867
Harris County, TX, Cultural Education Facilities Finance Corp., Revenue Series B, 7.00%, 1/1/2043	500,000	630,005

See accompanying notes to financial statements.

241

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Houston, TX, Airport System Revenue:
4.50%, 7/1/2020	$1,150,000	$1,178,439
6.50%, 7/15/2030	300,000	329,685
Series A, 5.00%, 7/1/2024	100,000	109,691
Series C, 5.00%, 7/15/2020	500,000	521,485
Love Field, TX, Airport Modernization Corp., Revenue Series AI, 5.25%, 11/1/2040	1,160,000	1,256,222
Lower Colorado River Authority Revenue 3.13%, 5/15/2033	290,000	272,890
Matagorda County Navigation District No. 1 Series A, 4.40%, 5/1/2030 (a)	220,000	235,941
Mesquite Health Facility Development Corp., Revenue 5.13%, 2/15/2042	1,000,000	1,017,550
Mission Economic Development Corp., Revenue:
6.50%, 12/1/2033 (b)	665,000	620,817
7.75%, 1/1/2045 (b)	940,000	887,003
New Hope, Cultural Education Facilities Corp., Revenue:
4.75%, 4/1/2034	200,000	203,548
5.00%, 7/1/2047	1,000,000	1,027,180
5.50%, 1/1/2049	1,000,000	1,014,420
Series A, 5.00%, 4/1/2046	335,000	343,784
Port Freeport, TX, Revenue Series B-2, 4.95%, 5/15/2033	100,000	102,793
Red River Education Finance Corp., Revenue 5.00%, 6/1/2046	1,895,000	1,999,793
Red River Health Facilities Development Corp., Revenue Series A, 7.50%, 11/15/2034	1,000,000	1,120,310
Tarrant County, TX, Cultural Education Facilities Finance Corp., Revenue:
4.50%, 11/15/2021	1,500,000	1,503,315
5.00%, 10/1/2044	1,000,000	1,017,930
5.63%, 11/15/2041	500,000	516,000
Series B, 4.50%, 11/15/2036	150,000	147,861
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Series D, 6.25%, 12/15/2026	350,000	411,043
Texas Private Activity Bond Surface Transportation Corp., Revenue:
5.00%, 12/31/2045	350,000	367,672
5.00%, 12/31/2055	490,000	512,770
7.00%, 6/30/2040	1,430,000	1,638,165
Texas, Municipal Gas Acquisition & Supply Corp. III, Revenue:
5.00%, 12/15/2022	1,175,000	1,280,245
5.00%, 12/15/2030	325,000	342,953
5.00%, 12/15/2031	470,000	495,709
Tyler Health Facilities Development Corp. 5.38%, 11/1/2037	550,000	550,137
Westlake Town, TX, Special Assessment:
6.13%, 9/1/2035	395,000	378,248
6.25%, 9/1/2040	370,000	352,266

6.38%, 9/1/2045	505,000	480,821
Wood County Central Hospital District 6.00%, 11/1/2041	175,000	184,650

		29,383,603

U. S. VIRGIN ISLANDS — 0.8%
Virgin Islands Public Finance Authority, Revenue:
4.50%, 10/1/2024	350,000	292,533
Series A, 5.00%, 10/1/2029	1,600,000	1,358,048
Series A, 5.00%, 10/1/2032 (b)	155,000	130,973
Series B, 5.25%, 10/1/2029	345,000	293,878
Series B, 6.63%, 10/1/2029	250,000	240,433
Series C, 5.00%, 10/1/2030	1,000,000	847,870
Virgin Islands Water & Power Authority, Revenue:
Series A, 4.00%, 7/1/2021	115,000	94,452
Series A, 5.00%, 7/1/2031	1,580,000	1,179,201

		4,437,388

UTAH — 0.4%
Salt Lake, UT, Huntsman Cancer Foundation Series A-1, 5.00%, 12/1/2033 (f)	1,000,000	1,030,380
Utah, State Charter School Finance Authority Revenue:
Series A, 5.80%, 6/15/2038	1,000,000	1,012,060
Series A, 7.00%, 7/15/2045	110,000	119,020

		2,161,460

VIRGINIA — 1.5%
Amherst Industrial Development Authority Revenue 5.00%, 9/1/2026	140,000	131,492
Cherry Hill, VA, Community Development Authority, Special Assessment 5.40%, 3/1/2045 (b)	335,000	342,249
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue Series A, 5.00%, 7/15/2047	50,000	52,306
Fairfax County Economic Development Authority Series A, 5.00%, 10/1/2036	2,000,000	2,153,380
Lexington, Industrial Development Authority Revenue 4.00%, 1/1/2031	110,000	110,000
Lower Magnolia, VA, Green Community Development Authority, Special Assessment 5.00%, 3/1/2035 (b)	1,000,000	1,003,120
Norfolk Redevelopment & Housing Authority Revenue 5.38%, 1/1/2035	250,000	256,203
Tobacco Settlement Financing Corp., VA, Revenue Series B1, 5.00%, 6/1/2047	1,600,000	1,362,064
Virginia College Building Authority, Revenue Series A, 5.00%, 7/1/2030 (b)	875,000	883,444

See accompanying notes to financial statements.

242

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Virginia, Small Business Financing Authority Revenue:
5.00%, 7/1/2034	$500,000	$520,055
5.50%, 4/1/2033	135,000	147,141
5.50%, 1/1/2042	1,250,000	1,336,887

		8,298,341

WASHINGTON — 0.8%
Everett Public Facilities District Revenue Series A, 5.00%, 12/1/2023	140,000	143,223
Pend Oreille County Public Utility District No. 1 Box Canyon 5.25%, 1/1/2041	445,000	473,022
Port of Seattle, WA, Industrial Development Corp. 5.00%, 4/1/2030	700,000	724,437
Tacoma Consolidated Local Improvement Districts 5.75%, 4/1/2043	355,000	350,232
Washington, Health Care Facilities Authority Revenue:
4.00%, 7/1/2036	480,000	464,818
6.38%, 10/1/2033	305,000	326,765
Washington, State Housing Finance Commission Revenue:
5.88%, 1/1/2021 (b)	100,000	100,112
Series A, 6.00%, 7/1/2025 (b)	675,000	673,400
Series A, 7.00%, 7/1/2045 (b)	345,000	342,640
Series B, 2.80%, 7/1/2021 (b)	810,000	778,029

		4,376,678

WISCONSIN — 1.6%
Platteville Redevelopment Authority, Revenue 5.00%, 7/1/2042	335,000	342,591
Public Finance Authority:
4.00%, 8/1/2035	1,140,000	1,061,066
5.00%, 9/1/2030 (b)	800,000	825,128
5.25%, 4/1/2030	775,000	814,548
5.25%, 3/1/2035 (b)	750,000	763,905
5.88%, 4/1/2045	530,000	541,581
Series A, 5.13%, 10/1/2045	415,000	411,879
Series A, 6.20%, 10/1/2042	325,000	342,267
Series A, 7.00%, 5/1/2040 (c)	630,000	459,869
Series A, 8.63%, 6/1/2047 (b)	1,000,000	1,138,050
Wisconsin Health & Educational Facilities Authority Revenue:
3.50%, 7/1/2040	615,000	526,354
4.00%, 7/1/2046	160,000	147,496
5.00%, 6/1/2022	750,000	849,113

5.50%, 5/1/2034	350,000	361,697

		8,585,544

TOTAL MUNICIPAL BONDS & NOTES (Cost $513,026,143)		503,346,368

	Shares

SHORT-TERM INVESTMENT — 3.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (g) (h) (Cost $21,008,418)	21,008,418	21,008,418

TOTAL INVESTMENTS — 97.6% (Cost $534,034,561)		524,354,786
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.4%		12,853,452

NET ASSETS — 100.0%		$537,208,238

(a)	Bond is insured by the following:

% of Net Assets
Ambac Financial Group	1.68%
Assured Guaranty Municipal Corp	0.48%
National Public Finance Guarantee Corp	0.44%
Assured Guaranty Corp	0.20%

(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 7.7% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security is currently in default and/or issuer is in bankruptcy
(d)	When-issued security.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2016, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(f)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2016.
(g)	The rate shown is the annualized seven-day yield at December 31, 2016.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

See accompanying notes to financial statements.

243

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes
Alabama	$—	$6,674,666	$—		$6,674,666
Alaska	—	1,616,001	—		1,616,001
Arizona	—	7,403,024	—		7,403,024
Arkansas	—	2,759,647	—		2,759,647
California.	—	73,934,187	—		73,934,187
Colorado	—	14,707,407	—		14,707,407
Connecticut	—	5,266,922	—		5,266,922
Delaware	—	725,040	—		725,040
District of Columbia	—	2,649,139	—		2,649,139
Florida	—	25,334,818	0	(a)	25,334,818
Georgia	—	645,347	—		645,347
Guam	—	4,458,655	—		4,458,655
Hawaii	—	950,878	—		950,878
Idaho	—	648,410	—		648,410
Illinois	—	44,166,590	—		44,166,590
Indiana	—	6,460,948	—		6,460,948
Iowa	—	7,390,812	—		7,390,812
Kansas	—	3,634,223	—		3,634,223
Kentucky	—	5,165,947	—		5,165,947
Louisiana	—	8,792,053	—		8,792,053
Maine	—	3,042,079	—		3,042,079
Maryland	—	5,007,421	—		5,007,421
Massachusetts	—	5,730,799	—		5,730,799
Michigan	—	11,816,160	—		11,816,160
Minnesota	—	6,775,767	—		6,775,767
Mississippi	—	2,583,028	—		2,583,028
Missouri	—	5,878,547	—		5,878,547
Nebraska	—	362,297	—		362,297
Nevada	—	2,410,813	—		2,410,813
New Hampshire	—	315,069	—		315,069
New Jersey.	—	24,155,921	0	(a)	24,155,921
New Mexico.	—	963,690	—		963,690
New York	—	41,656,951	—		41,656,951
North Carolina	—	2,449,547	—		2,449,547
North Dakota	—	832,789	—		832,789
Ohio	—	26,207,076	—		26,207,076
Oklahoma	—	4,073,323	—		4,073,323
Oregon	—	2,340,127	—		2,340,127
Pennsylvania	—	20,630,510	—		20,630,510
Puerto Rico	—	48,370,545	—		48,370,545
Rhode Island	—	1,504,823	—		1,504,823
South Carolina	—	3,545,203	—		3,545,203
Tennessee.	—	2,066,155	—		2,066,155
Texas	—	29,383,603	—		29,383,603
U. S. Virgin Islands	—	4,437,388	—		4,437,388
Utah	—	2,161,460	—		2,161,460
Virginia	—	8,298,341	—		8,298,341
Washington	—	4,376,678	—		4,376,678
Wisconsin	—	8,585,544	—		8,585,544
Short-Term Investment	21,008,418	—	—		21,008,418

TOTAL INVESTMENTS	$21,008,418	$503,346,368	$0		$524,354,786

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2016.

See accompanying notes to financial statements.

244

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	$—	26,962,713	5,954,295	21,008,418	$21,008,418	$4,447	$—

TOTAL		$—				$21,008,418	$4,447	$—

See accompanying notes to financial statements.

245

SPDR Citi International Government Inflation-Protected Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Principal Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 99.4%
AUSTRALIA — 4.3%
Australia Government Bond:
1.00%, 11/21/2018	AUD	3,547,047	$2,594,518
1.25%, 2/21/2022	AUD	3,969,375	2,985,060
1.25%, 8/21/2040	AUD	1,534,950	1,139,093
2.00%, 8/21/2035	AUD	2,346,080	1,946,905
2.50%, 9/20/2030	AUD	3,048,825	2,655,171
3.00%, 9/20/2025	AUD	5,826,730	5,025,534
4.00%, 8/20/2020	AUD	6,578,940	5,385,745

			21,732,026

BRAZIL — 8.8%
Brazil Notas do Tesouro Nacional Serie B:
6.00%, 8/15/2018	BRL	12,714,856	3,914,849
6.00%, 5/15/2019	BRL	12,557,712	3,873,815
6.00%, 8/15/2020	BRL	2,067,456	637,722
6.00%, 5/15/2021	BRL	15,727,435	4,848,835
6.00%, 8/15/2022	BRL	13,113,580	4,041,347
6.00%, 5/15/2023	BRL	6,852,141	2,114,292
6.00%, 8/15/2024	BRL	10,189,606	3,155,393
6.00%, 8/15/2026	BRL	2,953,509	914,880
6.00%, 8/15/2030	BRL	11,341,475	3,579,871
6.00%, 5/15/2035	BRL	9,746,578	3,074,702
6.00%, 8/15/2040	BRL	5,316,316	1,700,194
6.00%, 5/15/2045	BRL	12,552,413	3,972,870
6.00%, 8/15/2050	BRL	18,459,431	5,871,868
6.00%, 5/15/2055	BRL	6,618,653	2,124,162

			43,824,800

CANADA — 4.6%
Canadian Government Real Return Bond:
1.25%, 12/1/2047	CAD	3,036,416	2,749,903
1.50%, 12/1/2044	CAD	3,154,678	2,957,382
2.00%, 12/1/2041	CAD	3,255,736	3,272,730
3.00%, 12/1/2036	CAD	3,428,076	3,759,496
4.00%, 12/1/2031	CAD	2,987,734	3,401,991
4.25%, 12/1/2021	CAD	3,791,418	3,416,560
4.25%, 12/1/2026	CAD	3,263,067	3,403,731

			22,961,793

CHILE — 4.5%
Bonos de la Tesoreria de la Republica:
1.50%, 3/1/2021	CLP	843,135,360	1,285,474
1.50%, 3/1/2026	CLP	711,395,460	1,078,580
2.00%, 3/1/2035	CLP	1,212,007,080	1,896,998
3.00%, 1/1/2020	CLP	658,699,500	1,045,703
3.00%, 1/1/2024	CLP	131,739,900	219,856
3.00%, 3/1/2028	CLP	131,739,900	227,191
3.00%, 1/1/2030	CLP	3,003,669,719	5,282,745
3.00%, 1/1/2044	CLP	2,252,752,290	4,182,938
Bonos del Banco Central de Chileen UF:
3.00%, 1/1/2018	CLP	1,185,659,100	1,809,565
3.00%, 8/1/2018	CLP	764,091,420	1,180,945
3.00%, 2/1/2021	CLP	948,527,280	1,532,362
3.00%, 3/1/2022	CLP	131,739,900	216,242

3.00%, 3/1/2023	CLP	316,175,760	524,792
3.00%, 1/1/2040	CLP	263,479,800	484,525
3.00%, 2/1/2041	CLP	922,179,300	1,698,758

			22,666,674

COLOMBIA — 2.9%
Colombian TES:
3.00%, 3/25/2033	COP	7,273,539,000	2,218,244
3.50%, 4/17/2019	COP	6,485,572,275	2,213,582
3.50%, 3/10/2021	COP	10,425,405,900	3,570,027
3.50%, 5/7/2025	COP	6,061,282,500	2,060,994
4.75%, 2/23/2023	COP	12,122,565,000	4,407,941

			14,470,788

FRANCE — 8.1%
France Government Bond OAT:
0.10%, 3/1/2021	EUR	950,963	1,066,587
0.10%, 7/25/2021	EUR	496,674	563,138
0.10%, 3/1/2025	EUR	1,205,600	1,376,995
0.10%, 7/25/2047 (a)	EUR	803,208	886,875
0.25%, 7/25/2018	EUR	1,961,588	2,133,662
0.25%, 7/25/2024	EUR	2,120,463	2,453,713
0.70%, 7/25/2030 (a)	EUR	1,084,439	1,336,826
1.10%, 7/25/2022	EUR	3,655,688	4,384,818
1.30%, 7/25/2019	EUR	2,247,630	2,569,069
1.80%, 7/25/2040	EUR	2,131,404	3,352,307
1.85%, 7/25/2027	EUR	2,796,014	3,772,544
2.10%, 7/25/2023	EUR	3,087,140	3,989,753
2.25%, 7/25/2020	EUR	4,419,162	5,317,571
3.15%, 7/25/2032	EUR	2,667,844	4,475,161
3.40%, 7/25/2029	EUR	1,704,036	2,777,455

			40,456,474

GERMANY — 4.6%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond Series I/L		4,570,445	4,931,350
Deutsche Bundesrepublik Inflation Linked Bond:
0.10%, 4/15/2023	EUR	4,223,772	4,890,276
0.10%, 4/15/2026	EUR	2,605,492	3,088,675
0.10%, 4/15/2046	EUR	1,378,917	1,811,263
0.50%, 4/15/2030	EUR	2,160,063	2,715,440
1.75%, 4/15/2020	EUR	4,617,673	5,412,920

			22,849,924

ISRAEL — 4.4%
Israel Government Bond — CPI Linked:
0.10%, 10/30/2020	ILS	3,688,811	961,991
0.75%, 10/31/2025	ILS	2,184,538	576,372
1.00%, 5/31/2045	ILS	2,990,928	696,875
1.75%, 9/29/2023	ILS	6,979,995	1,976,268
2.75%, 9/30/2022	ILS	4,916,928	1,461,152
2.75%, 8/30/2041	ILS	8,889,067	2,983,818
3.00%, 10/31/2019	ILS	3,337,626	942,854
3.50%, 4/30/2018	ILS	8,361,583	2,265,199
4.00%, 5/30/2036	ILS	8,228,287	3,199,104
Israel Government Bond — Galil:
4.00%, 7/30/2021	ILS	17,543,525	5,378,138

See accompanying notes to financial statements.

246

SPDR Citi International Government Inflation-Protected Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount		Value

4.00%, 7/31/2024	ILS	5,494,675	$1,800,156

			22,241,927

ITALY — 5.5%
Italy Buoni Poliennali Del Tesoro:
0.10%, 5/15/2022 (a)	EUR	963,395	1,018,082
1.25%, 9/15/2032 (a)	EUR	1,306,344	1,440,604
1.70%, 9/15/2018	EUR	2,034,000	2,239,958
2.10%, 9/15/2021	EUR	3,465,850	4,058,484
2.35%, 9/15/2019	EUR	3,340,800	3,820,156
2.35%, 9/15/2024 (a)	EUR	2,628,496	3,164,513
2.35%, 9/15/2035	EUR	2,705,805	3,534,886
2.55%, 9/15/2041	EUR	1,530,172	2,027,482
2.60%, 9/15/2023	EUR	2,871,250	3,524,563
3.10%, 9/15/2026	EUR	2,080,338	2,683,898

			27,512,626

JAPAN — 4.6%
Japanese Government CPI Linked Bond:
0.10%, 9/10/2023	JPY	171,843,000	1,550,690
0.10%, 3/10/2024	JPY	382,908,900	3,458,606
0.10%, 9/10/2024	JPY	508,445,000	4,631,739
0.10%, 3/10/2025	JPY	875,366,000	7,985,505
0.10%, 3/10/2026	JPY	430,466,400	3,939,837
1.40%, 6/10/2018	JPY	138,312,000	1,251,668

			22,818,045

MEXICO — 4.5%
Mexican Udibonos:
2.00%, 6/9/2022	MXN	54,403,520	2,546,823
2.50%, 12/10/2020	MXN	42,823,096	2,082,132
4.00%, 6/13/2019	MXN	70,352,229	3,551,504
4.00%, 11/15/2040	MXN	73,550,057	3,682,197
4.00%, 11/8/2046	MXN	65,346,932	3,263,715
4.50%, 12/4/2025	MXN	75,579,983	4,116,058
4.50%, 11/22/2035	MXN	58,767,448	3,158,321

			22,400,750

NEW ZEALAND — 1.4%
New Zealand Government Bond:
2.00%, 9/20/2025	NZD	3,845,780	2,720,496
2.50%, 9/20/2035	NZD	2,657,204	1,894,859
3.00%, 9/20/2030	NZD	3,039,385	2,352,898

			6,968,253

SOUTH AFRICA — 4.6%
South Africa Government Bond — CPI Linked:
1.88%, 3/31/2029	ZAR	3,562,311	252,821
1.88%, 2/28/2033	ZAR	7,540,138	529,976
2.00%, 1/31/2025	ZAR	24,090,802	1,748,498
2.25%, 1/31/2038	ZAR	26,979,798	2,012,805
2.50%, 3/31/2046	ZAR	22,310,179	1,766,071
2.50%, 12/31/2050	ZAR	34,329,447	2,727,894
2.60%, 3/31/2028	ZAR	33,219,144	2,545,327
2.75%, 1/31/2022	ZAR	27,626,758	2,080,081
3.45%, 12/7/2033	ZAR	50,083,253	4,335,168

5.50%, 12/7/2023	ZAR	56,147,504	4,993,402

			22,992,043

SOUTH KOREA — 1.2%
Inflation Linked Korea Treasury Bond:
1.00%, 6/10/2026	KRW	1,044,097,650	859,368
1.13%, 6/10/2023	KRW	1,138,995,000	950,490
1.50%, 6/10/2021	KRW	3,081,972,500	2,619,283
1.75%, 6/10/2025	KRW	1,253,234,700	1,092,241
2.75%, 6/10/2020	KRW	854,145,809	754,568

			6,275,950

SPAIN — 4.6%
Spain Government Inflation Linked Bond:
0.30%, 11/30/2021	EUR	1,609,936	1,770,450
0.55%, 11/30/2019 (a)	EUR	7,202,410	7,922,712
1.00%, 11/30/2030 (a)	EUR	3,666,681	4,078,328
1.80%, 11/30/2024 (a)	EUR	7,534,828	9,032,768

			22,804,258

SWEDEN — 3.5%
Sweden Inflation Linked Bond:
0.13%, 6/1/2019	SEK	16,959,886	1,976,410
0.13%, 6/1/2026	SEK	8,664,827	1,092,396
0.25%, 6/1/2022	SEK	21,096,461	2,607,256
1.00%, 6/1/2025	SEK	17,170,718	2,307,994
3.50%, 12/1/2028	SEK	28,792,963	5,024,633
4.00%, 12/1/2020	SEK	32,501,634	4,477,394

			17,486,083

TURKEY — 4.5%
Turkey Government Bond:
1.00%, 5/3/2023	TRY	6,562,985	1,665,374
2.00%, 10/26/2022	TRY	8,724,139	2,365,805
2.00%, 9/18/2024	TRY	5,619,936	1,494,613
2.00%, 4/16/2025	TRY	5,846,110	1,544,626
2.40%, 5/8/2024	TRY	3,513,231	966,598
2.70%, 1/14/2026	TRY	3,270,020	910,653
2.80%, 11/8/2023	TRY	4,037,531	1,144,136
3.00%, 1/6/2021	TRY	6,355,479	1,825,556
3.00%, 7/21/2021	TRY	6,380,534	1,834,929
3.00%, 2/23/2022	TRY	8,682,673	2,486,370
3.00%, 8/2/2023	TRY	6,676,156	1,916,909
3.50%, 2/20/2019	TRY	6,251,685	1,826,133
4.00%, 4/1/2020	TRY	8,046,836	2,376,122

			22,357,824

UNITED KINGDOM — 22.8%
United Kingdom Gilt Inflation Linked:
0.13%, 11/22/2019	GBP	980,528	1,325,034
0.13%, 3/22/2024	GBP	2,608,508	3,800,803
0.13%, 3/22/2026	GBP	1,333,033	1,991,093
0.13%, 3/22/2029	GBP	2,509,515	3,924,827
0.13%, 11/22/2036	GBP	407,354	715,009
0.13%, 3/22/2044	GBP	2,621,568	5,124,400
0.13%, 3/22/2046	GBP	2,259,862	4,546,208
0.13%, 3/22/2058	GBP	1,671,267	4,194,534
0.13%, 11/22/2065	GBP	1,016,770	2,958,523

See accompanying notes to financial statements.

247

SPDR Citi International Government Inflation-Protected Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount		Value

0.13%, 3/22/2068	GBP	1,537,711	$4,726,221
0.25%, 3/22/2052	GBP	1,750,396	4,046,266
0.38%, 3/22/2062	GBP	1,993,077	5,812,940
0.50%, 3/22/2050	GBP	2,854,024	6,756,402
0.63%, 3/22/2040	GBP	2,568,258	5,214,875
0.63%, 11/22/2042	GBP	2,430,365	5,190,702
0.75%, 3/22/2034	GBP	3,027,417	5,562,012
0.75%, 11/22/2047	GBP	2,294,136	5,479,663
1.13%, 11/22/2037	GBP	1,636,665	3,433,113
1.25%, 11/22/2027	GBP	2,319,646	3,956,889
1.25%, 11/22/2032	GBP	2,865,780	5,478,505
1.25%, 11/22/2055	GBP	2,273,288	7,130,012
1.88%, 11/22/2022	GBP	3,695,383	5,826,287
2.00%, 1/26/2035	GBP	3,283,800	7,207,538
2.50%, 4/16/2020	GBP	3,186,856	4,639,185
2.50%, 7/17/2024	GBP	872,164	1,482,582
4.13%, 7/22/2030	GBP	1,416,232	3,342,207

			113,865,830

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $504,882,714)			496,686,068

	Shares

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (b) (c) (Cost $145,158)		145,158	145,158

TOTAL INVESTMENTS — 99.5%
(Cost $505,027,872)			496,831,226
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%			2,742,528

NET ASSETS — 100.0%			$499,573,754

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 5.8% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The rate shown is the annualized seven-day yield at December 31, 2016.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLP — Chilean Peso

COP — Colombian Peso

EUR — Euro

GBP — British Pound

ILS — Israeli New Shekel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

NZD — New Zealand Dollar

SEK — Swedish Krona

TRY — Turkish New Lira

ZAR — South African Rand

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Australia	$—	$21,732,026	$—	$21,732,026
Brazil	—	43,824,800	—	43,824,800
Canada	—	22,961,793	—	22,961,793
Chile	—	22,666,674	—	22,666,674
Colombia	—	14,470,788	—	14,470,788
France	—	40,456,474	—	40,456,474
Germany	—	22,849,924	—	22,849,924
Israel	—	22,241,927	—	22,241,927
Italy.	—	27,512,626	—	27,512,626
Japan	—	22,818,045	—	22,818,045
Mexico	—	22,400,750	—	22,400,750

See accompanying notes to financial statements.

248

SPDR Citi International Government Inflation-Protected Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
New Zealand	$—	$6,968,253	$—	$6,968,253
South Africa	—	22,992,043	—	22,992,043
South Korea	—	6,275,950	—	6,275,950
Spain	—	22,804,258	—	22,804,258
Sweden	—	17,486,083	—	17,486,083
Turkey	—	22,357,824	—	22,357,824
United Kingdom	—	113,865,830	—	113,865,830
Short-Term Investment	145,158	—	—	145,158

TOTAL INVESTMENTS	145,158	$496,686,068	$—	$496,831,226

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	172,858	$172,858	30,723,870	30,896,728	—	$—	$877	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	76,741,338	76,596,180	145,158	145,158	1,823	—

TOTAL		$172,858				$145,158	$2,700	$—

See accompanying notes to financial statements.

249

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Principal Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.8%
AUSTRALIA — 4.5%
Australia Government Bond:
2.75%, 10/21/2019	AUD	2,700,000	$1,996,815
3.25%, 10/21/2018	AUD	1,820,000	1,350,681
5.25%, 3/15/2019	AUD	3,135,000	2,432,155
5.50%, 1/21/2018	AUD	2,750,000	2,068,685

			7,848,336

AUSTRIA — 4.0%
Austria Government Bond:
0.25%, 10/18/2019 (a)	EUR	1,250,000	1,350,607
1.15%, 10/19/2018 (a)	EUR	940,000	1,023,886
1.95%, 6/18/2019 (a)	EUR	1,100,000	1,234,444
4.35%, 3/15/2019 (a)	EUR	1,400,000	1,639,135
4.65%, 1/15/2018 (a)	EUR	1,565,000	1,741,392

			6,989,464

BELGIUM — 4.4%
Belgium Government Bond:
1.25%, 6/22/2018	EUR	1,500,000	1,626,864
3.00%, 9/28/2019	EUR	1,900,000	2,203,626
4.00%, 3/28/2018 (a)	EUR	1,500,000	1,673,904
4.00%, 3/28/2019	EUR	1,770,000	2,062,671

			7,567,065

CANADA — 4.6%
Canadian Government Bond:
0.25%, 5/1/2018	CAD	1,150,000	852,623
0.50%, 8/1/2018	CAD	900,000	668,666
0.50%, 11/1/2018	CAD	700,000	519,630
0.50%, 2/1/2019	CAD	500,000	370,751
1.25%, 2/1/2018	CAD	1,350,000	1,013,459
1.25%, 3/1/2018	CAD	850,000	638,300
1.25%, 9/1/2018	CAD	550,000	413,535
1.75%, 3/1/2019	CAD	900,000	684,981
1.75%, 9/1/2019	CAD	1,200,000	916,127
3.75%, 6/1/2019	CAD	1,300,000	1,037,150
4.25%, 6/1/2018	CAD	1,050,000	821,788

			7,937,010

CHILE — 0.1%
Bonos del Banco Central de Chile en Pesos:
6.00%, 3/1/2018	CLP	30,000,000	46,129
6.00%, 6/1/2018	CLP	40,000,000	61,868

			107,997

CZECH REPUBLIC — 1.3%
Czech Republic Government Bond:
Zero Coupon, 1/22/2018	CZK	6,150,000	242,875
Zero Coupon, 7/17/2019	CZK	3,200,000	127,161
0.85%, 3/17/2018	CZK	5,270,000	210,156
1.50%, 10/29/2019	CZK	13,000,000	538,615
4.60%, 8/18/2018	CZK	10,000,000	426,189
5.00%, 4/11/2019	CZK	15,200,000	672,900

			2,217,896

DENMARK — 1.7%
Denmark Government Bond:
0.25%, 11/15/2018	DKK	6,485,000	933,577
4.00%, 11/15/2019	DKK	12,500,000	2,001,608

			2,935,185

FINLAND — 0.9%
Finland Government Bond:
1.13%, 9/15/2018 (a)	EUR	700,000	760,770
4.38%, 7/4/2019 (a)	EUR	740,000	878,813

			1,639,583

FRANCE — 5.9%
France Government Bond OAT:
Zero Coupon, 2/25/2018	EUR	700,000	744,291
Zero Coupon, 2/25/2019	EUR	600,000	641,985
0.50%, 11/25/2019	EUR	700,000	761,848
1.00%, 5/25/2018	EUR	850,000	917,679
1.00%, 11/25/2018	EUR	700,000	761,656
1.00%, 5/25/2019	EUR	830,000	910,504
3.75%, 10/25/2019	EUR	1,170,000	1,386,103
4.00%, 4/25/2018	EUR	1,000,000	1,120,005
4.25%, 10/25/2018	EUR	1,000,000	1,149,551
4.25%, 4/25/2019	EUR	1,120,000	1,315,969
8.50%, 10/25/2019	EUR	350,000	464,415

			10,174,006

GERMANY — 4.9%
Federal Republic of Germany:
Zero Coupon, 3/16/2018	EUR	425,000	452,569
Zero Coupon, 6/15/2018	EUR	450,000	480,203
Zero Coupon, 9/14/2018	EUR	400,000	427,572
0.25%, 4/13/2018	EUR	550,000	588,027
0.25%, 10/11/2019	EUR	630,000	683,610
0.50%, 2/23/2018	EUR	600,000	642,260
0.50%, 4/12/2019	EUR	700,000	760,191
1.00%, 10/12/2018	EUR	550,000	598,682
1.00%, 2/22/2019	EUR	600,000	657,373
3.50%, 7/4/2019	EUR	765,000	894,390
3.75%, 1/4/2019	EUR	750,000	864,038
4.00%, 1/4/2018	EUR	550,000	608,254
4.25%, 7/4/2018	EUR	650,000	737,692

			8,394,861

HONG KONG — 0.2%
Hong Kong Government Bond Programme:
0.61%, 2/5/2018	HKD	1,300,000	167,024
1.47%, 2/20/2019	HKD	1,650,000	213,948

			380,972

IRELAND — 2.2%
Ireland Government Bond:
4.40%, 6/18/2019	EUR	1,000,000	1,184,453
4.50%, 10/18/2018	EUR	1,160,000	1,334,723
5.90%, 10/18/2019	EUR	1,050,000	1,307,989

			3,827,165

ISRAEL — 1.4%
Israel Government Bond:
0.50%, 10/31/2018	ILS	1,730,000	451,002

See accompanying notes to financial statements.

250

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount		Value

2.25%, 5/31/2019	ILS	2,150,000	$582,504
4.00%, 1/31/2018	ILS	2,150,000	581,407
6.00%, 2/28/2019	ILS	2,550,000	742,281

			2,357,194

ITALY — 5.7%
Italy Buoni Poliennali Del Tesoro:
0.05%, 10/15/2019	EUR	550,000	580,402
3.50%, 6/1/2018	EUR	600,000	665,547
Italy Certificati di Credito del Tesoro, Zero Coupon, 3/28/2018		245,000	258,960
Republic of Italy:
0.10%, 4/15/2019	EUR	600,000	635,071
0.25%, 5/15/2018	EUR	500,000	530,302
0.30%, 10/15/2018	EUR	350,000	371,961
0.75%, 1/15/2018	EUR	500,000	532,423
1.50%, 8/1/2019	EUR	600,000	656,904
2.50%, 5/1/2019	EUR	620,000	692,178
3.50%, 12/1/2018	EUR	800,000	902,702
4.25%, 2/1/2019	EUR	900,000	1,034,983
4.25%, 9/1/2019	EUR	500,000	586,377
4.50%, 2/1/2018	EUR	750,000	831,006
4.50%, 8/1/2018	EUR	800,000	905,904
4.50%, 3/1/2019	EUR	570,000	660,347

			9,845,067

JAPAN — 22.9%
Government of Japan 2 Year Bond:
0.10%, 1/15/2018	JPY	65,000,000	559,523
0.10%, 2/15/2018	JPY	100,000,000	860,934
0.10%, 3/15/2018	JPY	100,000,000	861,011
0.10%, 4/15/2018	JPY	135,000,000	1,162,585
0.10%, 5/15/2018	JPY	120,000,000	1,033,522
0.10%, 7/15/2018	JPY	50,000,000	430,724
0.10%, 8/15/2018	JPY	50,000,000	430,835
0.10%, 9/15/2018	JPY	100,000,000	861,697
0.10%, 10/15/2018	JPY	40,000,000	344,723
0.10%, 11/15/2018	JPY	60,000,000	517,213
Government of Japan 5 Year Bond:
0.10%, 3/20/2018	JPY	100,000,000	861,131
0.10%, 6/20/2019	JPY	100,000,000	863,129
0.10%, 9/20/2019	JPY	70,000,000	604,478
0.10%, 12/20/2019	JPY	530,000,000	4,577,717
0.20%, 9/20/2018	JPY	150,000,000	1,294,757
0.20%, 12/20/2018	JPY	330,000,000	2,851,097
0.20%, 3/20/2019	JPY	255,000,000	2,204,695
0.20%, 6/20/2019	JPY	150,000,000	1,297,869
0.20%, 9/20/2019	JPY	178,000,000	1,541,252
0.30%, 3/20/2018	JPY	100,000,000	863,206
0.30%, 6/20/2018	JPY	200,000,000	1,727,920
0.30%, 9/20/2018	JPY	100,000,000	864,732
0.40%, 3/20/2018	JPY	100,000,000	864,243
0.40%, 6/20/2018	JPY	100,000,000	865,212
Government of Japan 10 Year Bond:
1.30%, 12/20/2018	JPY	200,000,000	1,764,788

1.30%, 3/20/2019	JPY	150,000,000	1,328,002
1.30%, 9/20/2019	JPY	70,000,000	624,079
1.40%, 3/20/2018	JPY	100,000,000	874,532
1.40%, 12/20/2018	JPY	150,000,000	1,326,111
1.40%, 6/20/2019	JPY	25,000,000	222,622
1.40%, 9/20/2019	JPY	100,000,000	893,874
1.50%, 6/20/2018	JPY	100,000,000	878,956
1.50%, 9/20/2018	JPY	150,000,000	1,323,436
1.50%, 3/20/2019	JPY	100,000,000	889,133
1.50%, 6/20/2019	JPY	100,000,000	892,468
Government of Japan 20 Year Bond		30,000,000	278,595

			39,640,801

LATVIA — 0.0% (b)
Latvia Government International Bond 5.50%, 3/5/2018	EUR	75,000	84,545

LITHUANIA — 0.1%
Lithuania Government International Bond 4.85%, 2/7/2018	EUR	200,000	222,590

MALAYSIA — 2.4%
Malaysia Government Bond:
3.58%, 9/28/2018	MYR	2,850,000	634,589
3.65%, 10/31/2019	MYR	1,100,000	245,444
3.76%, 3/15/2019	MYR	4,450,000	997,114
4.38%, 11/29/2019	MYR	2,000,000	454,873
5.73%, 7/30/2019	MYR	700,000	164,190
Malaysia Government Investment Issue:
3.51%, 5/15/2018	MYR	2,250,000	500,277
3.56%, 4/30/2019	MYR	2,000,000	443,544
3.87%, 8/30/2018	MYR	1,150,000	257,092
3.91%, 8/13/2019	MYR	800,000	179,183
4.30%, 10/31/2018	MYR	1,000,000	226,161

			4,102,467

MEXICO — 2.6%
Mexican Bonos:
4.75%, 6/14/2018	MXN	22,000,000	1,036,965
5.00%, 12/11/2019	MXN	32,000,000	1,473,067
8.50%, 12/13/2018	MXN	39,700,000	1,982,771

			4,492,803

NETHERLANDS — 4.6%
Kingdom of Netherlands:
Zero Coupon, 4/15/2018 (a)	EUR	1,450,000	1,543,355
1.25%, 1/15/2018 (a)	EUR	1,330,000	1,431,623
1.25%, 1/15/2019 (a)	EUR	1,525,000	1,673,385
4.00%, 7/15/2018 (a)	EUR	1,375,000	1,556,101
4.00%, 7/15/2019 (a)	EUR	1,425,000	1,684,638

			7,889,102

NEW ZEALAND — 0.7%
New Zealand Government Bond Series 319, 5.00%, 3/15/2019	NZD	1,650,000	1,217,298

See accompanying notes to financial statements.

251

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount		Value

NORWAY — 0.8%
Norway Government Bond 4.50%, 5/22/2019 (a)	NOK	10,780,000	$1,363,084

POLAND — 2.3%
Poland Government Bond:
Zero Coupon, 10/25/2018	PLN	3,400,000	785,430
Zero Coupon, 4/25/2019	PLN	500,000	113,846
2.50%, 7/25/2018	PLN	3,350,000	808,870
3.25%, 7/25/2019	PLN	3,000,000	735,213
3.75%, 4/25/2018	PLN	2,970,000	728,715
5.50%, 10/25/2019	PLN	3,200,000	831,296

			4,003,370

SINGAPORE — 1.4%
Singapore Government Bond:
0.50%, 4/1/2018	SGD	925,000	634,957
1.63%, 10/1/2019	SGD	660,000	457,619
2.50%, 6/1/2019	SGD	930,000	658,538
4.00%, 9/1/2018	SGD	855,000	618,077

			2,369,191

SLOVAKIA — 0.4%
Slovakia Government Bond 1.50%, 11/28/2018	EUR	590,000	642,753

SLOVENIA — 0.2%
Slovenia Government Bond 4.38%, 2/6/2019	EUR	150,000	174,382
Slovenia Government International Bond 4.00%, 3/22/2018	EUR	200,000	221,911

			396,293

SOUTH AFRICA — 0.3%
South Africa Government Bond 8.00%, 12/21/2018	ZAR	6,780,000	496,266

SOUTH KOREA — 4.5%
Korea Treasury Bond:
1.25%, 12/10/2019	KRW	500,000,000	409,569
1.50%, 6/10/2019	KRW	1,000,000,000	825,118
1.63%, 6/10/2018	KRW	1,500,000,000	1,242,120
1.75%, 12/10/2018	KRW	1,700,000,000	1,410,880
2.75%, 3/10/2018	KRW	1,300,000,000	1,091,012
2.75%, 9/10/2019	KRW	500,000,000	425,412
3.13%, 3/10/2019	KRW	755,000,000	644,646
3.25%, 9/10/2018	KRW	1,000,000,000	849,928
5.75%, 9/10/2018	KRW	1,050,000,000	928,255

			7,826,940

SPAIN — 4.6%
Kingdom of Spain:
0.25%, 4/30/2018	EUR	930,000	987,961
0.25%, 1/31/2019	EUR	825,000	877,998
2.75%, 4/30/2019	EUR	1,400,000	1,576,257
3.75%, 10/31/2018	EUR	1,000,000	1,132,935
4.10%, 7/30/2018 (a)	EUR	890,000	1,003,458
4.30%, 10/31/2019 (a)	EUR	150,000	177,625
4.50%, 1/31/2018	EUR	965,000	1,070,354
4.60%, 7/30/2019 (a)	EUR	950,000	1,123,130

			7,949,718

SWEDEN — 0.9%
Kingdom of Sweden 4.25%, 3/12/2019	SEK	13,415,000	1,636,142

SWITZERLAND — 1.1%
Switzerland Government Bond:
3.00%, 1/8/2018	CHF	960,000	982,528
3.00%, 5/12/2019	CHF	810,000	871,486

			1,854,014

THAILAND — 1.7%
Thailand Government Bond:
3.45%, 3/8/2019	THB	17,100,000	495,065
3.88%, 6/13/2019	THB	39,300,000	1,152,371
5.13%, 3/13/2018	THB	18,000,000	523,326
5.50%, 8/13/2019	THB	17,500,000	534,594
5.63%, 1/12/2019	THB	6,700,000	201,620

			2,906,976

UNITED KINGDOM — 4.5%
United Kingdom Treasury Bond:
1.25%, 7/22/2018	GBP	1,300,000	1,636,091
1.75%, 7/22/2019	GBP	900,000	1,158,792
3.75%, 9/7/2019	GBP	1,150,000	1,560,368
4.50%, 3/7/2019	GBP	1,380,000	1,871,453
5.00%, 3/7/2018	GBP	1,240,000	1,621,134

			7,847,838

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $177,396,949)			169,163,992

	Shares

SHORT-TERM INVESTMENT — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d) (Cost $2,200,690)		2,200,690	2,200,690

TOTAL INVESTMENTS — 99.1%
(Cost $179,597,639)			171,364,682
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%			1,538,992

NET ASSETS — 100.0%			$172,903,674

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 12.6% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	The rate shown is the annualized seven-day yield at December 31, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

See accompanying notes to financial statements.

252

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

At December 31, 2016, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America, N.A.	USD	1,691,098	RUB	104,000,000	01/31/2017	$5,021

						$5,021

During the period ended December 31, 2016, average notional value related to foreign currency exchange contracts was $2,017,004 or 1% of net assets.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli New Shekel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

USD — U.S. Dollar

ZAR — South African Rand

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Australia	$—	$7,848,336	$—	$7,848,336
Austria.	—	6,989,464	—	6,989,464
Belgium	—	7,567,065	—	7,567,065
Canada	—	7,937,010	—	7,937,010
Chile	—	107,997	—	107,997
Czech Republic	—	2,217,896	—	2,217,896
Denmark	—	2,935,185	—	2,935,185
Finland	—	1,639,583	—	1,639,583
France	—	10,174,006	—	10,174,006
Germany	—	8,394,861	—	8,394,861
Hong Kong	—	380,972	—	380,972
Ireland	—	3,827,165	—	3,827,165
Israel	—	2,357,194	—	2,357,194
Italy.	—	9,845,067	—	9,845,067
Japan	—	39,640,801	—	39,640,801
Latvia	—	84,545	—	84,545

See accompanying notes to financial statements.

253

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Lithuania	$—	$222,590	$—	$222,590
Malaysia	—	4,102,467	—	4,102,467
Mexico	—	4,492,803	—	4,492,803
Netherlands	—	7,889,102	—	7,889,102
New Zealand	—	1,217,298	—	1,217,298
Norway	—	1,363,084	—	1,363,084
Poland	—	4,003,370	—	4,003,370
Singapore.	—	2,369,191	—	2,369,191
Slovakia	—	642,753	—	642,753
Slovenia	—	396,293	—	396,293
South Africa	—	496,266	—	496,266
South Korea	—	7,826,940	—	7,826,940
Spain	—	7,949,718	—	7,949,718
Sweden	—	1,636,142	—	1,636,142
Switzerland	—	1,854,014	—	1,854,014
Thailand	—	2,906,976	—	2,906,976
United Kingdom	—	7,847,838	—	7,847,838
Short-Term Investment	2,200,690	—	—	2,200,690

TOTAL INVESTMENTS	$2,200,690	$169,163,992	$—	$171,364,682

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	5,021	—	5,021

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,200,690	$169,169,013	$—	$171,369,703

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class .	1,750,470	$1,750,470	20,220,757	21,971,227	—	$—	$2,882	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	9,283,810	7,083,120	2,200,690	2,200,690	1,204	—

TOTAL		$1,750,470				$2,200,690	$4,086	$—

See accompanying notes to financial statements.

254

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Principal Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.2%
AUSTRALIA — 4.6%
Australia Government Bond:
1.75%, 11/21/2020	AUD	4,130,000	$2,949,682
2.25%, 5/21/2028	AUD	2,410,000	1,638,030
2.75%, 10/21/2019	AUD	5,350,000	3,956,650
2.75%, 4/21/2024	AUD	5,750,000	4,212,209
2.75%, 11/21/2027	AUD	4,200,000	3,017,361
2.75%, 6/21/2035	AUD	1,644,000	1,082,555
3.00%, 3/21/2047	AUD	1,750,000	1,090,790
3.25%, 10/21/2018	AUD	4,875,000	3,617,894
3.25%, 4/21/2025	AUD	6,100,000	4,606,914
3.25%, 4/21/2029	AUD	2,525,000	1,878,678
3.25%, 6/21/2039	AUD	800,000	548,077
3.75%, 4/21/2037	AUD	2,171,000	1,629,926
4.25%, 4/21/2026	AUD	6,775,000	5,523,149
4.50%, 4/15/2020	AUD	5,200,000	4,058,961
4.50%, 4/21/2033	AUD	2,400,000	2,016,374
4.75%, 4/21/2027	AUD	6,625,000	5,644,235
5.25%, 3/15/2019	AUD	4,750,000	3,685,084
5.50%, 1/21/2018	AUD	3,615,000	2,719,381
5.50%, 4/21/2023	AUD	4,900,000	4,180,352
5.75%, 5/15/2021	AUD	5,600,000	4,657,080
5.75%, 7/15/2022	AUD	5,050,000	4,304,661

			67,018,043

AUSTRIA — 3.4%
Austria Government Bond:
Zero Coupon, 7/15/2023 (a)	EUR	500,000	529,052
0.25%, 10/18/2019 (a)	EUR	1,900,000	2,052,923
0.75%, 10/20/2026 (a)	EUR	1,775,000	1,929,504
1.15%, 10/19/2018 (a)	EUR	1,475,000	1,606,629
1.20%, 10/20/2025 (a)	EUR	2,000,000	2,282,479
1.50%, 2/20/2047 (a)	EUR	500,000	554,265
1.50%, 11/2/2086 (a)	EUR	600,000	586,411
1.65%, 10/21/2024 (a)	EUR	2,150,000	2,541,013
1.75%, 10/20/2023 (a)	EUR	2,250,000	2,673,130
1.95%, 6/18/2019 (a)	EUR	1,500,000	1,683,333
2.40%, 5/23/2034 (a)	EUR	1,250,000	1,636,848
3.15%, 6/20/2044 (a)	EUR	1,275,000	1,962,642
3.40%, 11/22/2022 (a)	EUR	2,625,000	3,357,091
3.50%, 9/15/2021 (a)	EUR	3,150,000	3,931,463
3.65%, 4/20/2022 (a)	EUR	1,734,000	2,211,367
3.80%, 1/26/2062 (a)	EUR	750,000	1,427,059
3.90%, 7/15/2020 (a)	EUR	2,750,000	3,354,880
4.15%, 3/15/2037 (a)	EUR	2,425,000	4,030,685
4.35%, 3/15/2019 (a)	EUR	2,750,000	3,219,729
4.65%, 1/15/2018 (a)	EUR	2,775,000	3,087,772
4.85%, 3/15/2026 (a)	EUR	1,850,000	2,766,816
6.25%, 7/15/2027	EUR	1,720,000	2,914,065

			50,339,156

BELGIUM — 4.5%
Belgium Government Bond:
0.20%, 10/22/2023 (a)	EUR	1,000,000	1,067,608
0.80%, 6/22/2025 (a)	EUR	2,800,000	3,059,347
1.00%, 6/22/2026 (a)	EUR	2,600,000	2,859,210
1.00%, 6/22/2031 (a)	EUR	1,300,000	1,371,885
1.25%, 6/22/2018	EUR	2,000,000	2,169,152

1.60%, 6/22/2047 (a)	EUR	1,050,000	1,112,848
1.90%, 6/22/2038 (a)	EUR	1,300,000	1,538,207
2.15%, 6/22/2066 (a)	EUR	550,000	628,680
2.25%, 6/22/2023	EUR	2,430,000	2,955,393
2.60%, 6/22/2024 (a)	EUR	2,625,000	3,270,291
3.00%, 9/28/2019	EUR	2,225,000	2,580,562
3.00%, 6/22/2034 (a)	EUR	1,400,000	1,923,337
3.75%, 9/28/2020 (a)	EUR	3,900,000	4,781,150
3.75%, 6/22/2045	EUR	1,650,000	2,656,267
4.00%, 3/28/2018 (a)	EUR	1,675,000	1,869,193
4.00%, 3/28/2019	EUR	2,100,000	2,447,237
4.00%, 3/28/2022	EUR	2,375,000	3,079,585
4.00%, 3/28/2032	EUR	1,510,000	2,273,065
4.25%, 9/28/2021 (a)	EUR	3,025,000	3,901,479
4.25%, 9/28/2022	EUR	2,690,000	3,571,809
4.25%, 3/28/2041 (a)	EUR	2,650,000	4,486,350
4.50%, 3/28/2026 (a)	EUR	1,500,000	2,170,881
5.00%, 3/28/2035 (a)	EUR	3,227,000	5,623,897
5.50%, 3/28/2028	EUR	3,125,000	5,040,762

			66,438,195

CANADA — 4.6%
Canada Government International Bond		700,000	590,812
Canadian Government Bond:
0.25%, 5/1/2018	CAD	3,150,000	2,335,446
0.50%, 8/1/2018	CAD	3,500,000	2,600,369
0.50%, 11/1/2018	CAD	3,200,000	2,375,452
0.50%, 2/1/2019	CAD	1,500,000	1,112,252
0.50%, 3/1/2022	CAD	1,500,000	1,079,579
0.75%, 9/1/2020	CAD	2,575,000	1,903,221
0.75%, 3/1/2021	CAD	3,100,000	2,281,362
0.75%, 9/1/2021	CAD	2,975,000	2,181,696
1.00%, 6/1/2027	CAD	1,500,000	1,030,398
1.25%, 2/1/2018	CAD	3,850,000	2,890,235
1.25%, 3/1/2018	CAD	2,300,000	1,727,165
1.25%, 9/1/2018	CAD	1,750,000	1,315,792
1.50%, 3/1/2020	CAD	2,400,000	1,821,033
1.50%, 6/1/2023	CAD	3,150,000	2,363,798
1.50%, 6/1/2026	CAD	2,650,000	1,938,518
1.75%, 3/1/2019	CAD	2,300,000	1,750,507
1.75%, 9/1/2019	CAD	3,350,000	2,557,521
2.25%, 6/1/2025	CAD	2,750,000	2,149,985
2.50%, 6/1/2024	CAD	3,375,000	2,689,002
2.75%, 6/1/2022	CAD	2,800,000	2,250,607
2.75%, 12/1/2048	CAD	2,425,000	1,986,401
3.25%, 6/1/2021	CAD	2,350,000	1,914,346
3.50%, 6/1/2020	CAD	2,500,000	2,022,333
3.50%, 12/1/2045	CAD	3,345,000	3,099,560
3.75%, 6/1/2019	CAD	3,825,000	3,051,614
4.00%, 6/1/2041	CAD	3,100,000	3,021,058
4.25%, 6/1/2018	CAD	2,150,000	1,682,709
5.00%, 6/1/2037	CAD	2,800,000	3,002,319
5.75%, 6/1/2029	CAD	2,300,000	2,418,992
5.75%, 6/1/2033	CAD	2,700,000	2,995,580
8.00%, 6/1/2027	CAD	1,000,000	1,180,411

			67,320,073

See accompanying notes to financial statements.

255

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount		Value

CHILE — 0.1%
Bonos del Banco Central de Chile en Pesos:
4.50%, 4/1/2020	CLP	130,000,000	$199,370
4.50%, 6/1/2020	CLP	195,000,000	299,423
6.00%, 2/1/2021	CLP	50,000,000	80,726
6.00%, 3/1/2022	CLP	190,000,000	312,347
Chile Government International Bond		175,000,000	274,890

			1,166,756

CZECH REPUBLIC — 0.6%
Czech Republic Government Bond:
Zero Coupon, 1/22/2018	CZK	7,320,000	289,080
Zero Coupon, 7/17/2019	CZK	10,870,000	431,950
0.45%, 10/25/2023	CZK	4,870,000	193,485
0.85%, 3/17/2018	CZK	9,730,000	388,012
0.95%, 5/15/2030	CZK	6,000,000	238,984
1.00%, 6/26/2026	CZK	8,750,000	358,632
1.50%, 10/29/2019	CZK	17,000,000	704,342
2.40%, 9/17/2025	CZK	10,700,000	489,692
2.50%, 8/25/2028	CZK	10,610,000	498,693
3.75%, 9/12/2020	CZK	17,100,000	770,550
3.85%, 9/29/2021	CZK	17,220,000	802,777
4.20%, 12/4/2036	CZK	6,300,000	393,095
4.60%, 8/18/2018	CZK	15,200,000	647,808
4.70%, 9/12/2022	CZK	15,170,000	754,368
4.85%, 11/26/2057	CZK	2,000,000	148,221
5.00%, 4/11/2019	CZK	17,500,000	774,720
5.70%, 5/25/2024	CZK	18,000,000	988,604

			8,873,013

DENMARK — 1.4%
Denmark Government Bond:
0.25%, 11/15/2018	DKK	11,480,000	1,652,654
1.50%, 11/15/2023	DKK	12,135,000	1,894,384
1.75%, 11/15/2025	DKK	18,160,000	2,899,487
3.00%, 11/15/2021	DKK	19,500,000	3,209,722
4.00%, 11/15/2019	DKK	18,850,000	3,018,425
4.50%, 11/15/2039	DKK	27,620,000	6,752,593
7.00%, 11/10/2024	DKK	4,700,000	1,026,786

			20,454,051

FINLAND — 1.3%
Finland Government Bond:
Zero Coupon, 9/15/2023 (a)	EUR	950,000	1,005,352
0.38%, 9/15/2020 (a)	EUR	1,150,000	1,253,560
0.50%, 4/15/2026 (a)	EUR	1,131,000	1,209,504
0.75%, 4/15/2031 (a)	EUR	1,000,000	1,056,859
0.88%, 9/15/2025 (a)	EUR	963,000	1,071,203
1.13%, 9/15/2018 (a)	EUR	1,115,000	1,211,798
1.50%, 4/15/2023 (a)	EUR	1,100,000	1,280,631
1.63%, 9/15/2022 (a)	EUR	1,050,000	1,228,457
2.00%, 4/15/2024 (a)	EUR	1,115,000	1,346,135
2.63%, 7/4/2042 (a)	EUR	950,000	1,366,344
2.75%, 7/4/2028 (a)	EUR	1,000,000	1,321,203
3.38%, 4/15/2020 (a)	EUR	1,300,000	1,550,703
3.50%, 4/15/2021 (a)	EUR	1,275,000	1,575,414

4.00%, 7/4/2025 (a)	EUR	1,192,000	1,667,449
4.38%, 7/4/2019 (a)	EUR	1,100,000	1,306,344

			19,450,956

FRANCE — 6.8%
France Government Bond OAT:
Zero Coupon, 2/25/2018	EUR	1,200,000	1,275,927
Zero Coupon, 2/25/2019	EUR	1,400,000	1,497,964
Zero Coupon, 5/25/2020	EUR	2,100,000	2,252,346
Zero Coupon, 5/25/2021	EUR	1,950,000	2,084,763
0.25%, 11/25/2020	EUR	1,800,000	1,948,150
0.25%, 11/25/2026	EUR	700,000	707,888
0.50%, 11/25/2019	EUR	1,950,000	2,122,291
0.50%, 5/25/2025	EUR	2,150,000	2,288,011
0.50%, 5/25/2026	EUR	2,300,000	2,401,860
1.00%, 5/25/2018	EUR	1,650,000	1,781,376
1.00%, 11/25/2018	EUR	1,600,000	1,740,928
1.00%, 5/25/2019	EUR	1,450,000	1,590,639
1.00%, 11/25/2025	EUR	1,725,000	1,895,584
1.25%, 5/25/2036 (a)	EUR	1,075,000	1,119,880
1.50%, 5/25/2031	EUR	1,800,000	2,011,958
1.75%, 5/25/2023	EUR	2,250,000	2,633,925
1.75%, 11/25/2024	EUR	1,750,000	2,061,514
1.75%, 5/25/2066 (a)	EUR	600,000	615,430
2.25%, 10/25/2022	EUR	1,900,000	2,276,396
2.25%, 5/25/2024	EUR	1,700,000	2,067,615
2.50%, 10/25/2020	EUR	2,350,000	2,759,584
2.50%, 5/25/2030	EUR	2,400,000	3,020,466
2.75%, 10/25/2027	EUR	2,700,000	3,435,103
3.00%, 4/25/2022	EUR	2,650,000	3,269,050
3.25%, 10/25/2021	EUR	2,500,000	3,086,198
3.25%, 5/25/2045	EUR	1,600,000	2,322,357
3.50%, 4/25/2020	EUR	2,650,000	3,169,713
3.50%, 4/25/2026	EUR	2,200,000	2,938,548
3.75%, 10/25/2019	EUR	2,500,000	2,961,759
3.75%, 4/25/2021	EUR	2,500,000	3,107,241
4.00%, 4/25/2018	EUR	2,075,000	2,324,011
4.00%, 10/25/2038	EUR	1,750,000	2,765,167
4.00%, 4/25/2055	EUR	1,000,000	1,744,061
4.00%, 4/25/2060	EUR	500,000	895,312
4.25%, 10/25/2018	EUR	2,000,000	2,299,102
4.25%, 4/25/2019	EUR	2,000,000	2,349,945
4.25%, 10/25/2023	EUR	2,750,000	3,726,846
4.50%, 4/25/2041	EUR	1,950,000	3,327,842
4.75%, 4/25/2035	EUR	1,900,000	3,171,321
5.50%, 4/25/2029	EUR	2,350,000	3,828,914
5.75%, 10/25/2032	EUR	1,500,000	2,659,077
6.00%, 10/25/2025	EUR	1,400,000	2,194,485
8.50%, 10/25/2019	EUR	400,000	530,760
8.50%, 4/25/2023	EUR	800,000	1,297,211

			99,558,518

GERMANY — 4.7%
Bundesrepublik Deutschland:
Zero Coupon, 8/15/2026	EUR	2,125,000	2,199,648
4.75%, 7/4/2028	EUR	600,000	948,938
6.25%, 1/4/2024	EUR	200,000	306,974
Federal Republic of Germany:
Zero Coupon, 3/16/2018	EUR	800,000	851,895

See accompanying notes to financial statements.

256

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount		Value

Zero Coupon, 6/15/2018	EUR	1,600,000	$1,707,387
Zero Coupon, 9/14/2018	EUR	850,000	908,590
Zero Coupon, 4/17/2020	EUR	1,000,000	1,080,338
Zero Coupon, 4/9/2021	EUR	1,400,000	1,515,691
Zero Coupon, 10/8/2021	EUR	1,450,000	1,569,228
0.25%, 4/13/2018	EUR	1,000,000	1,069,141
0.25%, 10/11/2019	EUR	550,000	596,802
0.25%, 10/16/2020	EUR	1,250,000	1,365,107
0.50%, 2/23/2018	EUR	1,040,000	1,113,251
0.50%, 4/12/2019	EUR	1,000,000	1,085,987
0.50%, 2/15/2025	EUR	1,250,000	1,377,227
0.50%, 2/15/2026	EUR	2,673,000	2,920,877
1.00%, 10/12/2018	EUR	1,000,000	1,088,512
1.00%, 2/22/2019	EUR	1,000,000	1,095,622
1.00%, 8/15/2024	EUR	1,075,000	1,231,821
1.00%, 8/15/2025	EUR	1,308,000	1,496,979
1.50%, 9/4/2022	EUR	900,000	1,052,689
1.50%, 2/15/2023	EUR	1,100,000	1,292,112
1.50%, 5/15/2023	EUR	1,000,000	1,177,500
1.50%, 5/15/2024	EUR	1,184,000	1,403,391
1.75%, 7/4/2022	EUR	1,500,000	1,773,480
1.75%, 2/15/2024	EUR	2,000,000	2,404,729
2.00%, 1/4/2022	EUR	1,000,000	1,187,764
2.00%, 8/15/2023	EUR	1,325,000	1,610,376
2.25%, 9/4/2020	EUR	1,000,000	1,170,931
2.25%, 9/4/2021	EUR	1,000,000	1,196,034
2.50%, 1/4/2021	EUR	1,100,000	1,309,358
2.50%, 7/4/2044	EUR	1,132,000	1,660,471
2.50%, 8/15/2046	EUR	1,850,000	2,745,294
3.00%, 7/4/2020	EUR	1,000,000	1,193,418
3.25%, 1/4/2020	EUR	1,250,000	1,479,366
3.25%, 7/4/2021	EUR	1,030,000	1,278,738
3.25%, 7/4/2042	EUR	1,000,000	1,631,500
3.50%, 7/4/2019	EUR	1,300,000	1,519,879
3.75%, 1/4/2019	EUR	1,000,000	1,152,051
4.00%, 1/4/2018	EUR	200,000	221,183
4.00%, 1/4/2037	EUR	1,477,000	2,515,277
4.25%, 7/4/2018	EUR	1,090,000	1,237,053
4.25%, 7/4/2039	EUR	1,350,000	2,446,695
4.75%, 7/4/2034	EUR	1,300,000	2,315,163
4.75%, 7/4/2040	EUR	825,000	1,609,654
5.50%, 1/4/2031	EUR	1,100,000	1,953,872
5.63%, 1/4/2028	EUR	900,000	1,498,535
6.25%, 1/4/2030	EUR	500,000	919,496
6.50%, 7/4/2027	EUR	450,000	783,377

			69,269,401

HONG KONG — 0.1%
Hong Kong Government Bond Programme:
0.61%, 2/5/2018	HKD	1,650,000	211,991
0.91%, 11/5/2020	HKD	1,400,000	176,377
1.06%, 2/5/2020	HKD	1,850,000	236,354
1.10%, 1/17/2023	HKD	2,300,000	285,988
1.47%, 2/20/2019	HKD	3,200,000	414,930
2.22%, 8/7/2024	HKD	750,000	99,002
2.46%, 8/4/2021	HKD	800,000	107,229
2.93%, 1/13/2020	HKD	1,250,000	168,602

			1,700,473

IRELAND — 1.7%
Ireland Government Bond:
0.80%, 3/15/2022	EUR	1,275,000	1,409,206
1.00%, 5/15/2026	EUR	1,500,000	1,616,324
2.00%, 2/18/2045	EUR	1,250,000	1,412,258
2.40%, 5/15/2030	EUR	1,750,000	2,124,794
3.40%, 3/18/2024	EUR	1,850,000	2,372,424
3.90%, 3/20/2023	EUR	1,100,000	1,434,549
4.40%, 6/18/2019	EUR	1,620,000	1,918,813
4.50%, 10/18/2018	EUR	2,050,000	2,358,778
4.50%, 4/18/2020	EUR	2,275,000	2,792,402
5.00%, 10/18/2020	EUR	1,755,000	2,237,004
5.40%, 3/13/2025	EUR	2,500,000	3,657,166
5.90%, 10/18/2019	EUR	1,400,000	1,743,986

			25,077,704

ISRAEL — 0.8%
Israel Government Bond:
0.50%, 10/31/2018	ILS	2,635,000	686,931
1.00%, 4/30/2021	ILS	1,400,000	363,819
1.75%, 8/31/2025	ILS	3,050,000	772,600
2.25%, 5/31/2019	ILS	3,110,000	842,599
3.75%, 3/31/2024	ILS	2,650,000	783,393
4.00%, 1/31/2018	ILS	4,500,000	1,216,898
4.25%, 3/31/2023	ILS	5,500,000	1,665,341
5.00%, 1/31/2020	ILS	4,150,000	1,221,497
5.50%, 1/31/2022	ILS	3,225,000	1,017,253
5.50%, 1/31/2042	ILS	3,395,000	1,221,013
6.00%, 2/28/2019	ILS	2,950,000	858,717
6.25%, 10/30/2026	ILS	3,380,000	1,199,347

			11,849,408

ITALY — 6.7%
Italy Buoni Poliennali Del Tesoro:
0.05%, 10/15/2019	EUR	500,000	527,639
0.35%, 11/1/2021	EUR	1,500,000	1,562,719
0.45%, 6/1/2021	EUR	1,250,000	1,317,111
0.65%, 10/15/2023	EUR	625,000	635,923
0.95%, 3/15/2023	EUR	800,000	838,973
1.25%, 12/1/2026	EUR	1,150,000	1,151,197
1.60%, 6/1/2026	EUR	1,000,000	1,042,504
2.25%, 9/1/2036 (a)	EUR	1,525,000	1,561,703
2.80%, 3/1/2067 (a)	EUR	500,000	469,314
3.50%, 6/1/2018	EUR	1,300,000	1,442,018
3.75%, 8/1/2021	EUR	1,750,000	2,115,545
7.25%, 11/1/2026	EUR	400,000	630,055
Italy Certificati di Credito del Tesoro, Zero Coupon, 3/28/2018		600,000	634,188
Republic of Italy:
0.10%, 4/15/2019	EUR	1,100,000	1,164,297
0.25%, 5/15/2018	EUR	875,000	928,028
0.30%, 10/15/2018	EUR	850,000	903,333
0.65%, 11/1/2020	EUR	1,000,000	1,071,088
0.70%, 5/1/2020	EUR	800,000	859,076
0.75%, 1/15/2018	EUR	1,150,000	1,224,573
1.05%, 12/1/2019	EUR	1,000,000	1,085,180
1.35%, 4/15/2022	EUR	1,400,000	1,517,479
1.45%, 9/15/2022	EUR	1,025,000	1,114,767

See accompanying notes to financial statements.

257

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount		Value

1.50%, 8/1/2019	EUR	1,100,000	$1,204,324
1.50%, 6/1/2025	EUR	1,425,000	1,495,407
1.65%, 3/1/2032 (a)	EUR	1,305,000	1,289,829
2.00%, 12/1/2025	EUR	1,200,000	1,299,069
2.15%, 12/15/2021	EUR	1,050,000	1,188,663
2.50%, 5/1/2019	EUR	1,450,000	1,618,803
2.50%, 12/1/2024	EUR	2,000,000	2,271,590
2.70%, 3/1/2047 (a)	EUR	855,000	865,171
3.25%, 9/1/2046 (a)	EUR	800,000	903,247
3.50%, 12/1/2018	EUR	1,525,000	1,720,776
3.50%, 3/1/2030 (a)	EUR	1,400,000	1,708,444
3.75%, 3/1/2021	EUR	1,500,000	1,801,724
3.75%, 5/1/2021	EUR	1,000,000	1,201,111
3.75%, 9/1/2024	EUR	1,500,000	1,847,481
4.00%, 9/1/2020	EUR	1,500,000	1,799,351
4.00%, 2/1/2037	EUR	1,400,000	1,815,659
4.25%, 2/1/2019	EUR	1,500,000	1,724,972
4.25%, 9/1/2019	EUR	1,625,000	1,905,724
4.25%, 3/1/2020	EUR	1,500,000	1,785,191
4.50%, 2/1/2018	EUR	1,500,000	1,662,013
4.50%, 8/1/2018	EUR	1,725,000	1,953,355
4.50%, 3/1/2019	EUR	1,925,000	2,230,119
4.50%, 2/1/2020	EUR	1,250,000	1,494,844
4.50%, 5/1/2023	EUR	1,450,000	1,846,806
4.50%, 3/1/2024	EUR	1,875,000	2,408,924
4.50%, 3/1/2026	EUR	1,550,000	2,016,603
4.75%, 9/1/2021	EUR	1,850,000	2,326,422
4.75%, 8/1/2023 (a)	EUR	1,650,000	2,145,011
4.75%, 9/1/2028 (a)	EUR	1,550,000	2,100,465
4.75%, 9/1/2044 (a)	EUR	1,000,000	1,426,592
5.00%, 3/1/2022	EUR	1,250,000	1,600,509
5.00%, 3/1/2025 (a)	EUR	1,750,000	2,340,306
5.00%, 8/1/2034	EUR	1,475,000	2,126,053
5.00%, 8/1/2039	EUR	1,300,000	1,905,851
5.00%, 9/1/2040	EUR	1,450,000	2,113,613
5.25%, 11/1/2029	EUR	1,750,000	2,498,861
5.50%, 9/1/2022	EUR	900,000	1,191,046
5.50%, 11/1/2022	EUR	1,500,000	1,987,226
5.75%, 2/1/2033	EUR	1,066,000	1,635,675
6.00%, 5/1/2031	EUR	1,450,000	2,240,751
6.50%, 11/1/2027	EUR	1,850,000	2,820,586

			97,314,877

JAPAN — 22.9%
Government of Japan 2 Year Bond:
0.10%, 1/15/2018	JPY	310,000,000	2,668,496
0.10%, 2/15/2018	JPY	575,000,000	4,950,369
0.10%, 3/15/2018	JPY	300,000,000	2,583,033
0.10%, 5/15/2018	JPY	80,000,000	689,014
0.10%, 6/15/2018	JPY	100,000,000	861,362
0.10%, 7/15/2018	JPY	220,000,000	1,895,186
0.10%, 9/15/2018	JPY	500,000,000	4,308,484
0.10%, 10/15/2018	JPY	400,000,000	3,447,233
0.10%, 11/15/2018	JPY	500,000,000	4,310,113
0.10%, 12/15/2018	JPY	300,000,000	2,586,711
0.10%, 1/15/2019	JPY	500,000,000	4,310,711

Government of Japan 5 Year Bond:
0.10%, 3/20/2018	JPY	40,000,000	344,452
0.10%, 6/20/2019	JPY	445,000,000	3,840,922
0.10%, 9/20/2019	JPY	200,000,000	1,727,080
0.10%, 12/20/2019	JPY	250,000,000	2,159,300
0.10%, 3/20/2020	JPY	450,000,000	3,887,744
0.10%, 6/20/2020	JPY	300,000,000	2,592,138
0.10%, 9/20/2020	JPY	200,000,000	1,729,069
0.10%, 12/20/2020	JPY	300,000,000	2,594,453
0.10%, 3/20/2021	JPY	360,000,000	3,114,763
0.10%, 6/20/2021	JPY	650,000,000	5,624,157
0.10%, 9/20/2021	JPY	500,000,000	4,327,732
0.10%, 12/20/2021	JPY	250,000,000	2,165,023
0.20%, 12/20/2018	JPY	400,000,000	3,455,875
0.20%, 9/20/2018	JPY	415,000,000	3,582,161
0.20%, 3/20/2019	JPY	530,000,000	4,582,306
0.20%, 6/20/2019	JPY	500,000,000	4,326,231
0.20%, 9/20/2019	JPY	150,000,000	1,298,808
0.30%, 3/20/2018	JPY	330,000,000	2,848,579
0.30%, 6/20/2018	JPY	235,000,000	2,030,307
0.30%, 9/20/2018	JPY	160,000,000	1,383,571
0.40%, 3/20/2018	JPY	180,000,000	1,555,638
0.40%, 6/20/2018	JPY	200,000,000	1,730,424
Government of Japan 10 Year Bond:
0.10%, 3/20/2026	JPY	1,200,000,000	10,369,066
0.10%, 6/20/2026	JPY	800,000,000	6,908,115
0.10%, 9/20/2026	JPY	800,000,000	6,898,718
0.10%, 12/20/2026	JPY	300,000,000	2,585,347
0.30%, 12/20/2024	JPY	325,000,000	2,856,662
0.30%, 12/20/2025	JPY	560,000,000	4,926,425
0.40%, 3/20/2025	JPY	500,000,000	4,431,260
0.40%, 6/20/2025	JPY	400,000,000	3,544,665
0.40%, 9/20/2025	JPY	465,000,000	4,123,942
0.50%, 9/20/2024	JPY	250,000,000	2,228,834
0.50%, 12/20/2024	JPY	224,950,000	2,007,992
0.60%, 3/20/2023	JPY	315,000,000	2,814,785
0.60%, 9/20/2023	JPY	150,000,000	1,343,628
0.60%, 12/20/2023	JPY	250,000,000	2,241,866
0.60%, 3/20/2024	JPY	275,000,000	2,466,665
0.60%, 6/20/2024	JPY	375,000,000	3,366,592
0.70%, 12/20/2022	JPY	200,000,000	1,795,070
0.80%, 9/20/2020	JPY	200,000,000	1,773,413
0.80%, 6/20/2022	JPY	199,950,000	1,797,536
0.80%, 9/20/2022	JPY	400,000,000	3,602,624
0.80%, 12/20/2022	JPY	300,000,000	2,708,012
0.80%, 6/20/2023	JPY	250,000,000	2,264,136
0.80%, 9/20/2023	JPY	225,000,000	2,041,581
0.90%, 3/20/2022	JPY	235,000,000	2,119,282
0.90%, 6/20/2022	JPY	300,000,000	2,711,073
1.00%, 9/20/2020	JPY	250,000,000	2,232,735
1.00%, 9/20/2021	JPY	300,000,000	2,706,160
1.00%, 12/20/2021	JPY	200,000,000	1,808,051
1.00%, 3/20/2022	JPY	275,000,000	2,492,483
1.10%, 6/20/2021	JPY	200,000,000	1,807,228
1.10%, 9/20/2021	JPY	270,000,000	2,446,494
1.20%, 12/20/2020	JPY	370,000,000	3,337,820
1.20%, 6/20/2021	JPY	525,000,000	4,764,138

See accompanying notes to financial statements.

258

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount		Value

1.30%, 3/20/2018	JPY	300,000,000	$2,620,483
1.30%, 12/20/2019	JPY	377,000,000	3,371,618
1.30%, 3/20/2021	JPY	275,000,000	2,497,953
1.50%, 6/20/2018	JPY	90,000,000	791,060
Government of Japan 20 Year Bond:
0.20%, 6/20/2036	JPY	350,000,000	2,800,780
0.40%, 3/20/2036	JPY	250,000,000	2,087,817
0.50%, 9/20/2036	JPY	400,000,000	3,381,352
0.60%, 12/20/2036	JPY	100,000,000	860,765
1.00%, 12/20/2035	JPY	250,000,000	2,324,452
1.20%, 12/20/2034	JPY	250,000,000	2,414,027
1.20%, 3/20/2035	JPY	205,000,000	1,977,322
1.20%, 9/20/2035	JPY	170,000,000	1,635,635
1.30%, 6/20/2035	JPY	250,000,000	2,445,857
1.40%, 9/20/2034	JPY	100,000,000	995,327
1.50%, 3/20/2033	JPY	200,000,000	2,021,091
1.50%, 3/20/2034	JPY	200,000,000	2,021,194
1.50%, 6/20/2034	JPY	200,000,000	2,020,457
1.60%, 3/20/2032	JPY	180,000,000	1,843,520
1.60%, 12/20/2033	JPY	200,000,000	2,049,573
1.70%, 9/20/2032	JPY	200,000,000	2,075,415
1.70%, 12/20/2032	JPY	200,000,000	2,075,518
1.70%, 6/20/2033	JPY	100,000,000	1,038,402
1.70%, 9/20/2033	JPY	200,000,000	2,077,130
1.80%, 9/20/2030	JPY	251,350,000	2,617,436
1.80%, 9/20/2031	JPY	260,000,000	2,723,385
1.80%, 12/20/2031	JPY	250,000,000	2,621,876
1.90%, 9/20/2022	JPY	350,000,000	3,341,647
1.90%, 12/20/2023	JPY	55,000,000	536,066
1.90%, 3/20/2029	JPY	324,300,000	3,372,153
1.90%, 9/20/2030	JPY	231,000,000	2,431,961
1.90%, 3/20/2031	JPY	55,000,000	581,594
2.00%, 12/20/2024	JPY	175,000,000	1,741,448
2.10%, 9/21/2021	JPY	40,000,000	378,624
2.10%, 9/20/2024	JPY	300,000,000	2,992,232
2.10%, 9/20/2025	JPY	370,000,000	3,751,169
2.10%, 12/20/2026	JPY	100,000,000	1,032,563
2.10%, 9/20/2029	JPY	357,750,000	3,812,237
2.10%, 3/20/2030	JPY	190,000,000	2,034,801
2.20%, 9/20/2026	JPY	60,000,000	622,254
2.20%, 3/20/2031	JPY	300,000,000	3,278,793
2.30%, 6/20/2027	JPY	100,000,000	1,056,955
2.60%, 3/20/2019	JPY	100,000,000	909,976
Government of Japan 30 Year Bond:
0.30%, 6/20/2046	JPY	150,000,000	1,148,352
0.50%, 9/20/2046	JPY	40,000,000	324,242
0.80%, 3/20/2046	JPY	240,000,000	2,110,646
1.40%, 9/20/2045	JPY	110,000,000	1,113,694
1.40%, 12/20/2045	JPY	205,000,000	2,078,350
1.50%, 3/20/2045	JPY	70,000,000	722,782
1.70%, 6/20/2033	JPY	210,000,000	2,180,644
1.70%, 3/20/2044	JPY	250,000,000	2,683,543
1.70%, 9/20/2044	JPY	215,000,000	2,309,727
1.80%, 3/20/2043	JPY	150,000,000	1,634,034
1.80%, 9/20/2043	JPY	170,000,000	1,855,884
1.90%, 9/20/2042	JPY	275,000,000	3,046,562
2.00%, 9/20/2040	JPY	212,200,000	2,359,625

2.00%, 3/20/2042	JPY	125,000,000	1,403,588
2.20%, 3/20/2041	JPY	205,550,000	2,374,201
2.30%, 12/20/2035	JPY	100,000,000	1,130,630
2.30%, 3/20/2039	JPY	170,900,000	1,969,815
2.30%, 3/20/2040	JPY	116,550,000	1,356,251
2.40%, 3/20/2037	JPY	30,000,000	345,480
2.50%, 9/20/2034	JPY	270,000,000	3,121,291
2.50%, 9/20/2035	JPY	210,000,000	2,435,179
2.50%, 3/20/2036	JPY	70,000,000	813,581
2.50%, 9/20/2037	JPY	150,000,000	1,759,399
Government of Japan 40 Year Bond:
0.40%, 3/20/2056	JPY	205,000,000	1,527,266
1.40%, 3/20/2055	JPY	160,000,000	1,650,784
1.70%, 3/20/2054	JPY	150,000,000	1,670,583
1.90%, 3/20/2053	JPY	220,000,000	2,559,949
2.00%, 3/20/2052	JPY	100,000,000	1,184,550

			335,168,393

LATVIA — 0.1%
Republic of Latvia:
0.38%, 10/7/2026	EUR	200,000	200,139
0.50%, 12/15/2020	EUR	200,000	213,587
1.38%, 5/16/2036	EUR	150,000	155,650
2.63%, 1/21/2021	EUR	250,000	290,056
2.88%, 4/30/2024	EUR	200,000	245,757

			1,105,189

LITHUANIA — 0.1%
Lithuania Government International Bond:
1.25%, 10/22/2025	EUR	100,000	109,711
2.13%, 10/29/2026	EUR	300,000	352,658
2.13%, 10/22/2035	EUR	200,000	231,053
3.38%, 1/22/2024	EUR	200,000	253,412
4.85%, 2/7/2018	EUR	250,000	278,238

			1,225,072

LUXEMBOURG — 0.1%
Luxembourg Government Bond:
2.13%, 7/10/2023	EUR	420,000	507,770
2.25%, 3/21/2022	EUR	300,000	358,114
2.25%, 3/19/2028	EUR	150,000	191,355
3.38%, 5/18/2020	EUR	400,000	475,647

			1,532,886

MALAYSIA — 1.7%
Malaysia Government Bond:
3.26%, 3/1/2018	MYR	2,825,000	628,734
3.58%, 9/28/2018	MYR	2,150,000	478,725
3.62%, 11/30/2021	MYR	2,000,000	444,628
3.65%, 10/31/2019	MYR	9,000,000	2,008,180
3.76%, 3/15/2019	MYR	7,000,000	1,568,493
3.84%, 4/15/2033	MYR	5,300,000	1,048,963
3.89%, 7/31/2020	MYR	5,000,000	1,121,807
3.90%, 11/30/2026	MYR	6,500,000	1,409,396
3.96%, 9/15/2025	MYR	3,000,000	648,504
4.05%, 9/30/2021	MYR	4,300,000	962,235
4.18%, 7/15/2024	MYR	10,225,000	2,258,086

See accompanying notes to financial statements.

259

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount		Value

4.25%, 5/31/2035	MYR	2,000,000	$421,498
4.39%, 4/15/2026	MYR	2,000,000	444,313
4.74%, 3/15/2046	MYR	1,500,000	338,921
4.94%, 9/30/2043	MYR	2,000,000	445,238
Malaysia Government Investment Issue:
3.51%, 5/15/2018	MYR	1,850,000	411,339
3.74%, 8/26/2021	MYR	12,000,000	2,660,006
3.80%, 8/27/2020	MYR	5,000,000	1,112,864
3.87%, 8/30/2018	MYR	1,500,000	335,338
3.99%, 10/15/2025	MYR	3,000,000	648,522
4.07%, 9/30/2026	MYR	4,000,000	869,839
4.19%, 7/15/2022	MYR	5,800,000	1,296,432
4.44%, 5/22/2024	MYR	8,000,000	1,793,305
4.79%, 10/31/2035	MYR	1,000,000	225,311
4.94%, 12/6/2028	MYR	3,725,000	838,861

			24,419,538

MEXICO — 1.8%
Mexican Bonos:
4.75%, 6/14/2018	MXN	42,800,000	2,017,368
5.00%, 12/11/2019	MXN	55,100,000	2,537,697
5.75%, 3/5/2026	MXN	33,450,000	1,440,661
6.50%, 6/10/2021	MXN	55,050,000	2,605,666
6.50%, 6/9/2022	MXN	27,600,000	1,293,479
7.50%, 6/3/2027	MXN	19,650,000	949,265
7.75%, 5/29/2031	MXN	25,470,000	1,234,038
7.75%, 11/23/2034	MXN	25,350,000	1,219,705
7.75%, 11/13/2042	MXN	43,500,000	2,079,778
8.00%, 6/11/2020	MXN	32,200,000	1,608,540
8.00%, 12/7/2023	MXN	23,000,000	1,158,055
8.50%, 12/13/2018	MXN	52,100,000	2,602,074
8.50%, 5/31/2029	MXN	20,000,000	1,032,565
8.50%, 11/18/2038	MXN	22,000,000	1,134,281
10.00%, 12/5/2024	MXN	50,000,000	2,808,580
10.00%, 11/20/2036	MXN	13,700,000	808,457

			26,530,209

NETHERLANDS — 4.5%
Kingdom of Netherlands:
Zero Coupon, 4/15/2018 (a)	EUR	2,700,000	2,873,834
0.25%, 1/15/2020	EUR	2,800,000	3,038,890
0.25%, 7/15/2025 (a)	EUR	2,825,000	2,993,357
1.25%, 1/15/2018 (a)	EUR	2,600,000	2,798,661
1.25%, 1/15/2019 (a)	EUR	2,825,000	3,099,877
1.75%, 7/15/2023 (a)	EUR	2,900,000	3,442,511
2.00%, 7/15/2024 (a)	EUR	2,800,000	3,388,596
2.25%, 7/15/2022 (a)	EUR	2,850,000	3,440,587
2.50%, 1/15/2033 (a)	EUR	2,400,000	3,232,048
2.75%, 1/15/2047 (a)	EUR	2,100,000	3,210,606
3.25%, 7/15/2021 (a)	EUR	3,125,000	3,868,846
3.50%, 7/15/2020 (a)	EUR	2,750,000	3,331,853
3.75%, 1/15/2023	EUR	2,000,000	2,628,445
3.75%, 1/15/2042 (a)	EUR	2,700,000	4,666,292
4.00%, 7/15/2018 (a)	EUR	2,750,000	3,112,202
4.00%, 7/15/2019 (a)	EUR	2,650,000	3,132,835
4.00%, 1/15/2037 (a)	EUR	3,090,000	5,208,889
5.50%, 1/15/2028	EUR	2,555,000	4,167,900

Netherlands Government Bond:
Zero Coupon, 1/15/2022 (a)	EUR	1,550,000	1,665,477
0.50%, 7/15/2026 (a)	EUR	2,425,000	2,595,291
7.50%, 1/15/2023	EUR	400,000	621,663

			66,518,660

NEW ZEALAND — 0.6%
New Zealand Government Bond:
2.75%, 4/15/2025	NZD	470,000	315,794
2.75%, 4/15/2037	NZD	400,000	229,262
3.00%, 4/15/2020	NZD	1,600,000	1,132,942
3.50%, 4/14/2033	NZD	800,000	542,605
4.50%, 4/15/2027	NZD	1,260,000	965,017
5.00%, 3/15/2019	NZD	2,580,000	1,903,412
5.50%, 4/15/2023	NZD	2,000,000	1,595,326
6.00%, 5/15/2021	NZD	2,400,000	1,900,240

			8,584,598

NORWAY — 0.6%
Norway Government Bond:
1.50%, 2/19/2026 (a)	NOK	8,805,000	1,009,961
1.75%, 3/13/2025 (a)	NOK	8,125,000	956,571
2.00%, 5/24/2023 (a)	NOK	12,225,000	1,474,380
3.00%, 3/14/2024 (a)	NOK	9,150,000	1,172,129
3.75%, 5/25/2021 (a)	NOK	16,200,000	2,095,846
4.50%, 5/22/2019 (a)	NOK	16,475,000	2,083,192

			8,792,079

POLAND — 1.4%
Poland Government Bond:
Zero Coupon, 10/25/2018	PLN	6,000,000	1,386,053
Zero Coupon, 4/25/2019	PLN	3,000,000	683,080
1.50%, 4/25/2020	PLN	6,400,000	1,482,442
1.75%, 7/25/2021	PLN	6,700,000	1,529,140
2.00%, 4/25/2021	PLN	6,200,000	1,436,116
2.25%, 4/25/2022	PLN	2,100,000	483,207
2.50%, 7/25/2018	PLN	5,185,000	1,251,937
2.50%, 7/25/2026	PLN	8,000,000	1,741,130
2.50%, 7/25/2027	PLN	1,400,000	300,673
3.25%, 7/25/2019	PLN	4,800,000	1,176,341
3.25%, 7/25/2025	PLN	6,050,000	1,422,300
3.75%, 4/25/2018	PLN	4,250,000	1,042,774
4.00%, 10/25/2023	PLN	5,500,000	1,370,290
5.25%, 10/25/2020	PLN	3,500,000	915,854
5.50%, 10/25/2019	PLN	4,200,000	1,091,076
5.75%, 10/25/2021	PLN	3,550,000	958,023
5.75%, 9/23/2022	PLN	4,000,000	1,087,224
5.75%, 4/25/2029	PLN	1,500,000	424,886

			19,782,546

SINGAPORE — 0.9%
Singapore Government Bond:
0.50%, 4/1/2018	SGD	2,000,000	1,372,880
1.25%, 10/1/2021	SGD	1,000,000	672,949
1.63%, 10/1/2019	SGD	1,225,000	849,368
2.00%, 7/1/2020	SGD	600,000	420,046
2.13%, 6/1/2026	SGD	1,500,000	1,007,929
2.25%, 6/1/2021	SGD	1,700,000	1,198,131

See accompanying notes to financial statements.

260

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount		Value

2.25%, 8/1/2036	SGD	400,000	$257,418
2.38%, 6/1/2025	SGD	500,000	344,362
2.50%, 6/1/2019	SGD	1,420,000	1,005,510
2.75%, 7/1/2023	SGD	1,545,000	1,100,974
2.75%, 4/1/2042	SGD	1,000,000	695,300
2.75%, 3/1/2046	SGD	700,000	489,390
2.88%, 7/1/2029	SGD	700,000	494,705
2.88%, 9/1/2030	SGD	800,000	562,841
3.00%, 9/1/2024	SGD	1,500,000	1,081,886
3.13%, 9/1/2022	SGD	700,000	511,421
3.25%, 9/1/2020	SGD	900,000	657,230
3.38%, 9/1/2033	SGD	675,000	505,771
3.50%, 3/1/2027	SGD	300,000	225,202
4.00%, 9/1/2018	SGD	475,000	343,376

			13,796,689

SLOVAKIA — 0.5%
Slovakia Government Bond:
Zero Coupon, 11/13/2023	EUR	300,000	310,057
1.38%, 1/21/2027	EUR	475,000	520,985
1.50%, 11/28/2018	EUR	750,000	817,058
1.63%, 1/21/2031	EUR	300,000	326,628
3.00%, 2/28/2023	EUR	730,000	914,504
3.38%, 11/15/2024	EUR	725,000	945,715
3.63%, 1/16/2029	EUR	350,000	470,531
4.00%, 4/27/2020	EUR	770,000	928,825
4.35%, 10/14/2025	EUR	750,000	1,066,764
Slovakia Government International Bond Series EMTN		300,000	371,806

			6,672,873

SLOVENIA — 0.3%
Slovenia Government Bond:
1.50%, 3/25/2035	EUR	300,000	303,534
2.13%, 7/28/2025	EUR	450,000	526,156
2.25%, 3/25/2022	EUR	500,000	585,696
2.25%, 3/3/2032	EUR	500,000	575,065
3.00%, 4/8/2021	EUR	225,000	266,109
3.13%, 8/7/2045	EUR	150,000	198,537
4.13%, 1/26/2020	EUR	200,000	237,844
4.38%, 2/6/2019	EUR	300,000	348,764
4.38%, 1/18/2021	EUR	300,000	370,787
4.63%, 9/9/2024	EUR	250,000	344,550
5.13%, 3/30/2026	EUR	320,000	464,630
Slovenia Government International Bond		200,000	221,911

			4,443,583

SOUTH AFRICA — 1.2%
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	16,500,000	859,900
6.50%, 2/28/2041	ZAR	17,000,000	884,472
6.75%, 3/31/2021	ZAR	15,700,000	1,085,464
7.00%, 2/28/2031	ZAR	20,000,000	1,196,367
7.25%, 1/15/2020	ZAR	15,700,000	1,120,699
7.75%, 2/28/2023	ZAR	14,400,000	1,009,422
8.00%, 12/21/2018	ZAR	10,600,000	775,873
8.00%, 1/31/2030	ZAR	21,300,000	1,401,552

8.25%, 3/31/2032	ZAR	14,575,000	958,834
8.50%, 1/31/2037	ZAR	18,100,000	1,189,091
8.75%, 1/31/2044	ZAR	13,850,000	926,203
8.75%, 2/28/2048	ZAR	29,000,000	1,936,606
8.88%, 2/28/2035	ZAR	10,325,000	708,564
9.00%, 1/31/2040	ZAR	8,225,000	564,357
10.50%, 12/21/2026	ZAR	31,025,000	2,501,466

			17,118,870

SOUTH KOREA — 4.5%
Korea Treasury Bond:
1.25%, 12/10/2019	KRW	4,000,000,000	3,276,549
1.38%, 9/10/2021	KRW	3,250,000,000	2,639,787
1.50%, 6/10/2019	KRW	1,700,000,000	1,402,700
1.50%, 12/10/2026	KRW	3,000,000,000	2,357,958
1.50%, 9/10/2036	KRW	380,000,000	283,184
1.63%, 6/10/2018	KRW	4,500,000,000	3,726,360
1.75%, 12/10/2018	KRW	3,000,000,000	2,489,789
1.88%, 6/10/2026	KRW	2,000,000,000	1,629,195
2.00%, 3/10/2020	KRW	3,200,000,000	2,670,874
2.00%, 9/10/2020	KRW	3,450,000,000	2,878,245
2.00%, 3/10/2021	KRW	1,700,000,000	1,417,565
2.00%, 3/10/2046	KRW	2,300,000,000	1,840,270
2.25%, 6/10/2025	KRW	3,500,000,000	2,935,978
2.25%, 12/10/2025	KRW	2,200,000,000	1,847,951
2.63%, 9/10/2035	KRW	1,700,000,000	1,507,798
2.75%, 3/10/2018	KRW	2,050,000,000	1,720,442
2.75%, 9/10/2019	KRW	3,635,000,000	3,092,742
2.75%, 12/10/2044	KRW	1,650,000,000	1,533,131
3.00%, 9/10/2024	KRW	4,600,000,000	4,054,276
3.00%, 12/10/2042	KRW	2,815,000,000	2,711,890
3.13%, 3/10/2019	KRW	4,450,000,000	3,799,570
3.25%, 9/10/2018	KRW	4,950,000,000	4,207,143
3.50%, 3/10/2024	KRW	7,150,000,000	6,501,729
3.75%, 12/10/2033	KRW	4,165,000,000	4,257,352
4.00%, 12/10/2031	KRW	1,000,000,000	1,026,302
5.50%, 3/10/2028	KRW	400,000,000	442,713

			66,251,493

SPAIN — 4.5%
Kingdom of Spain:
0.25%, 4/30/2018	EUR	1,340,000	1,423,513
0.25%, 1/31/2019	EUR	1,250,000	1,330,299
1.15%, 7/30/2020	EUR	1,400,000	1,533,471
1.40%, 1/31/2020	EUR	1,950,000	2,145,024
1.60%, 4/30/2025 (a)	EUR	1,596,000	1,742,400
1.95%, 4/30/2026 (a)	EUR	1,800,000	2,001,072
1.95%, 7/30/2030 (a)	EUR	1,200,000	1,291,752
2.15%, 10/31/2025 (a)	EUR	1,750,000	1,979,165
2.75%, 4/30/2019	EUR	1,650,000	1,857,732
2.75%, 10/31/2024 (a)	EUR	1,835,000	2,176,180
3.75%, 10/31/2018	EUR	1,700,000	1,925,990
3.80%, 4/30/2024 (a)	EUR	1,550,000	1,957,882
4.00%, 4/30/2020 (a)	EUR	1,750,000	2,087,178
4.10%, 7/30/2018 (a)	EUR	1,600,000	1,803,970
4.20%, 1/31/2037 (a)	EUR	1,450,000	2,035,200
4.30%, 10/31/2019 (a)	EUR	1,750,000	2,072,294
4.40%, 10/31/2023 (a)	EUR	1,563,000	2,037,747
4.50%, 1/31/2018	EUR	1,500,000	1,663,763
4.60%, 7/30/2019 (a)	EUR	1,775,000	2,098,479

See accompanying notes to financial statements.

261

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount		Value

4.65%, 7/30/2025 (a)	EUR	1,500,000	$2,023,614
4.70%, 7/30/2041 (a)	EUR	1,200,000	1,802,816
4.80%, 1/31/2024 (a)	EUR	1,359,000	1,816,910
4.85%, 10/31/2020 (a)	EUR	1,400,000	1,741,375
4.90%, 7/30/2040 (a)	EUR	1,200,000	1,839,609
5.15%, 10/31/2028 (a)	EUR	1,400,000	2,045,608
5.15%, 10/31/2044 (a)	EUR	1,000,000	1,599,600
5.40%, 1/31/2023 (a)	EUR	1,750,000	2,369,643
5.50%, 4/30/2021 (a)	EUR	2,000,000	2,588,392
5.75%, 7/30/2032	EUR	1,650,000	2,650,236
5.85%, 1/31/2022 (a)	EUR	1,775,000	2,383,438
5.90%, 7/30/2026 (a)	EUR	1,175,000	1,744,752
6.00%, 1/31/2029	EUR	1,500,000	2,341,478
Spain Government Bond:
0.75%, 7/30/2021	EUR	1,828,000	1,969,743
1.30%, 10/31/2026 (a)	EUR	1,100,000	1,152,066
2.90%, 10/31/2046 (a)	EUR	650,000	728,285
3.45%, 7/30/2066 (a)	EUR	350,000	403,777

			66,364,453

SWEDEN — 1.0%
Kingdom of Sweden:
1.00%, 11/12/2026	SEK	14,650,000	1,680,959
1.50%, 11/13/2023	SEK	17,500,000	2,105,486
2.25%, 6/1/2032	SEK	2,300,000	292,266
2.50%, 5/12/2025	SEK	14,650,000	1,900,236
3.50%, 6/1/2022	SEK	21,000,000	2,765,465
3.50%, 3/30/2039	SEK	9,100,000	1,373,628
4.25%, 3/12/2019	SEK	20,600,000	2,512,451
5.00%, 12/1/2020	SEK	19,400,000	2,588,490

			15,218,981

SWITZERLAND — 1.3%
Switzerland Government Bond:
Zero Coupon, 6/22/2029	CHF	600,000	590,171
0.50%, 5/27/2030	CHF	470,000	491,342
0.50%, 5/30/2058	CHF	425,000	433,970
1.25%, 6/11/2024	CHF	1,140,000	1,258,055
1.25%, 5/28/2026	CHF	625,000	699,316
1.25%, 6/27/2037	CHF	850,000	1,008,358
1.50%, 7/24/2025	CHF	900,000	1,020,652
1.50%, 4/30/2042	CHF	850,000	1,082,959
2.00%, 4/28/2021	CHF	1,225,000	1,347,759
2.00%, 5/25/2022	CHF	1,465,000	1,644,530
2.00%, 6/25/2064	CHF	400,000	650,847
2.25%, 7/6/2020	CHF	975,000	1,062,825
2.25%, 6/22/2031	CHF	655,000	845,471
2.50%, 3/8/2036	CHF	965,000	1,356,137
3.00%, 1/8/2018	CHF	1,150,000	1,176,986
3.00%, 5/12/2019	CHF	1,275,000	1,371,784
3.25%, 6/27/2027	CHF	400,000	533,241
3.50%, 4/8/2033	CHF	850,000	1,286,771
4.00%, 4/8/2028	CHF	220,000	315,860
4.00%, 1/6/2049	CHF	200,000	410,980

			18,588,014

THAILAND — 1.5%
Thailand Government Bond:
1.88%, 6/17/2022	THB	47,000,000	1,284,812
2.13%, 12/17/2026	THB	27,000,000	717,542
2.55%, 6/26/2020	THB	60,000,000	1,709,132
2.88%, 6/17/2046	THB	46,560,000	1,155,835

3.40%, 6/17/2036	THB	15,000,000	421,919
3.45%, 3/8/2019	THB	11,000,000	318,463
3.63%, 6/16/2023	THB	75,900,000	2,260,462
3.65%, 12/17/2021	THB	85,500,000	2,550,636
3.85%, 12/12/2025	THB	5,500,000	167,866
3.88%, 6/13/2019	THB	76,950,000	2,256,359
4.00%, 6/17/2066	THB	8,000,000	238,179
4.26%, 12/12/2037	THB	50,000,000	1,605,248
4.68%, 6/29/2044	THB	77,450,000	2,631,096
4.75%, 12/20/2024	THB	5,000,000	160,815
4.88%, 6/22/2029	THB	117,000,000	3,859,361
5.13%, 3/13/2018	THB	25,650,000	745,740

			22,083,465

UNITED KINGDOM — 7.4%
United Kingdom Gilt	GBP	1,050,000	1,283,246
United Kingdom Treasury Bond:
1.25%, 7/22/2018	GBP	2,220,000	2,793,939
1.50%, 1/22/2021	GBP	2,350,000	3,029,251
1.50%, 7/22/2026	GBP	1,600,000	2,023,276
1.50%, 7/22/2047	GBP	700,000	802,453
1.75%, 7/22/2019	GBP	2,000,000	2,575,093
1.75%, 9/7/2022	GBP	1,825,000	2,389,169
2.00%, 7/22/2020	GBP	1,825,000	2,388,352
2.00%, 9/7/2025	GBP	1,600,000	2,124,526
2.25%, 9/7/2023	GBP	1,700,000	2,298,355
2.50%, 7/22/2065	GBP	950,000	1,491,421
2.75%, 9/7/2024	GBP	2,050,000	2,870,235
3.25%, 1/22/2044	GBP	1,820,000	2,906,275
3.50%, 1/22/2045	GBP	1,950,000	3,263,456
3.50%, 7/22/2068	GBP	1,050,000	2,109,910
3.75%, 9/7/2019	GBP	1,900,000	2,578,000
3.75%, 9/7/2020	GBP	1,700,000	2,366,751
3.75%, 9/7/2021	GBP	2,000,000	2,844,589
3.75%, 7/22/2052	GBP	1,500,000	2,832,665
4.00%, 3/7/2022	GBP	2,450,000	3,559,608
4.00%, 1/22/2060	GBP	1,600,000	3,386,708
4.25%, 12/7/2027	GBP	1,900,000	3,043,391
4.25%, 6/7/2032	GBP	2,250,000	3,774,190
4.25%, 3/7/2036	GBP	2,100,000	3,639,655
4.25%, 9/7/2039	GBP	1,549,000	2,769,186
4.25%, 12/7/2040	GBP	1,749,000	3,165,870
4.25%, 12/7/2046	GBP	1,350,000	2,585,597
4.25%, 12/7/2049	GBP	1,250,000	2,490,557
4.25%, 12/7/2055	GBP	1,700,000	3,624,172
4.50%, 3/7/2019	GBP	2,360,000	3,200,456
4.50%, 9/7/2034	GBP	2,200,000	3,871,559
4.50%, 12/7/2042	GBP	1,650,000	3,155,484
4.75%, 3/7/2020	GBP	2,040,000	2,884,944
4.75%, 12/7/2030	GBP	2,200,000	3,817,218
4.75%, 12/7/2038	GBP	1,800,000	3,407,761
5.00%, 3/7/2018	GBP	2,350,000	3,072,311
5.00%, 3/7/2025	GBP	1,950,000	3,165,893
6.00%, 12/7/2028	GBP	1,100,000	2,051,612
8.00%, 6/7/2021	GBP	1,700,000	2,799,895

			108,437,029

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,579,430,353)			1,438,465,244

See accompanying notes to financial statements.

262

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (b) (c) (Cost $12,638,931)	12,638,931	$12,638,931

TOTAL INVESTMENTS — 99.1%
(Cost $1,592,069,284)		1,451,104,175
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		13,157,046

NET ASSETS — 100.0%		$1,464,261,221

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 16.1% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The rate shown is the annualized seven-day yield at December 31, 2016.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

At December 31, 2016, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America, N.A.	USD	9,593,730	RUB	590,000,000	01/31/2017	28,485

						$28,485

During the period ended December 31, 2016, average notional value related to foreign currency exchange contracts was $10,960,342 or 1% of net assets.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli New Shekel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

USD — U.S. Dollar

ZAR — South African Rand

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Australia	$—	$67,018,043	$—	$67,018,043
Austria	—	50,339,156	—	50,339,156
Belgium	—	66,438,195	—	66,438,195
Canada	—	67,320,073	—	67,320,073

See accompanying notes to financial statements.

263

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Chile.	$—	$1,166,756	$—	$1,166,756
Czech Republic	—	8,873,013	—	8,873,013
Denmark	—	20,454,051	—	20,454,051
Finland	—	19,450,956	—	19,450,956
France	—	99,558,518	—	99,558,518
Germany	—	69,269,401	—	69,269,401
Hong Kong	—	1,700,473	—	1,700,473
Ireland	—	25,077,704	—	25,077,704
Israel	—	11,849,408	—	11,849,408
Italy	—	97,314,877	—	97,314,877
Japan	—	335,168,393	—	335,168,393
Latvia	—	1,105,189	—	1,105,189
Lithuania	—	1,225,072	—	1,225,072
Luxembourg	—	1,532,886	—	1,532,886
Malaysia	—	24,419,538	—	24,419,538
Mexico	—	26,530,209	—	26,530,209
Netherlands	—	66,518,660	—	66,518,660
New Zealand	—	8,584,598	—	8,584,598
Norway	—	8,792,079	—	8,792,079
Poland	—	19,782,546	—	19,782,546
Singapore	—	13,796,689	—	13,796,689
Slovakia	—	6,672,873	—	6,672,873
Slovenia	—	4,443,583	—	4,443,583
South Africa	—	17,118,870	—	17,118,870
South Korea	—	66,251,493	—	66,251,493
Spain	—	66,364,453	—	66,364,453
Sweden	—	15,218,981	—	15,218,981
Switzerland	—	18,588,014	—	18,588,014
Thailand	—	22,083,465	—	22,083,465
United Kingdom	—	108,437,029	—	108,437,029
Short-Term Investment	12,638,931	—	—	12,638,931

TOTAL INVESTMENTS	$12,638,931	$1,438,465,244	$—	$1,451,104,175

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	28,485	—	28,485

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$12,638,931	$1,438,493,729	$—	$1,451,132,660

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	$8,711,754	$8,711,754	$76,204,063	$84,915,817	$—	$—	$10,109	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	73,476,866	60,837,935	12,638,931	12,638,931	7,570	—

TOTAL		$8,711,754				$12,638,931	$17,679	$—

See accompanying notes to financial statements.

264

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Principal Amount		Value

CORPORATE BONDS & NOTES — 98.5%
AUSTRALIA — 2.6%
Australia & New Zealand Banking Group, Ltd. 0.75%, 9/29/2026	EUR	100,000	$102,794
BHP Billiton Finance, Ltd.:
Series 7, 2.13%, 11/29/2018	EUR	200,000	219,482
Series 9, 2.25%, 9/25/2020	EUR	200,000	227,295
Series 11, 3.25%, 9/25/2024	GBP	100,000	135,237
Series 12, 4.30%, 9/25/2042	GBP	200,000	303,101
Series MTN, 3.00%, 3/30/2020	AUD	190,000	136,344
Commonwealth Bank of Australia:
1.63%, 2/4/2019	EUR	200,000	218,238
4.38%, 2/25/2020	EUR	100,000	119,937
National Australia Bank, Ltd.:
1.25%, 5/18/2026	EUR	200,000	217,072
2.75%, 8/8/2022	EUR	150,000	178,176
Series GMTN, 0.88%, 1/20/2022	EUR	200,000	216,231
Series GMTN, 2.00%, 11/12/2020	EUR	100,000	113,150
Series GMTN, 4.00%, 7/13/2020	EUR	200,000	240,346
Telstra Corp., Ltd.:
2.50%, 9/15/2023	EUR	200,000	237,256
3.50%, 9/21/2022	EUR	100,000	123,730
4.25%, 3/23/2020	EUR	150,000	179,932
Westpac Banking Corp.:
0.25%, 1/17/2022	EUR	200,000	209,780
4.13%, 5/25/2018	EUR	200,000	223,386
Series MTN, 4.50%, 2/25/2019	AUD	100,000	74,970

			3,476,457

BELGIUM — 2.1%
Anheuser-Busch InBev NV:
0.63%, 3/17/2020	EUR	400,000	429,581
0.88%, 3/17/2022	EUR	100,000	108,221
1.50%, 3/17/2025	EUR	200,000	219,349
1.50%, 4/18/2030	EUR	800,000	824,604
2.00%, 3/17/2028	EUR	200,000	222,972
2.70%, 3/31/2026	EUR	300,000	358,618
2.75%, 3/17/2036	EUR	200,000	231,133
Series EMTN, 0.80%, 4/20/2023	EUR	300,000	321,879

			2,716,357

CANADA — 0.2%
Toronto-Dominion Bank 0.63%, 3/8/2021	EUR	200,000	215,222

CAYMAN ISLANDS — 0.2%
CK Hutchison Finance 16, Ltd. 1.25%, 4/6/2023	EUR	200,000	213,344

DENMARK — 0.6%
AP Moeller — Maersk A/S 1.75%, 3/18/2021	EUR	200,000	219,112
Carlsberg Breweries A/S 2.50%, 5/28/2024	EUR	200,000	231,872

Danske Bank A/S:
0.50%, 5/6/2021	EUR	200,000	213,439
0.75%, 6/2/2023	EUR	100,000	106,483

			770,906

FINLAND — 0.2%
OP Corporate Bank PLC 0.75%, 3/3/2022	EUR	200,000	215,527

FRANCE — 14.4%
Air Liquide Finance SA 1.25%, 6/13/2028	EUR	200,000	213,211
Airbus Group Finance B.V. 2.38%, 4/2/2024	EUR	200,000	236,611
Autoroutes du Sud de la France SA 5.63%, 7/4/2022	EUR	200,000	270,572
Banque Federative du Credit Mutuel SA:
0.25%, 6/14/2019	EUR	200,000	212,044
1.25%, 1/14/2025	EUR	300,000	324,862
1.63%, 1/11/2018	EUR	100,000	107,256
1.63%, 1/19/2026	EUR	200,000	221,570
2.00%, 9/19/2019	EUR	200,000	222,168
2.63%, 2/24/2021	EUR	200,000	231,894
2.63%, 3/18/2024	EUR	200,000	238,212
3.00%, 11/28/2023	EUR	200,000	243,766
3.25%, 8/23/2022	EUR	200,000	243,218
4.13%, 7/20/2020	EUR	300,000	360,890
BNP Paribas SA:
0.75%, 11/11/2022	EUR	200,000	212,591
1.50%, 3/12/2018	EUR	200,000	214,718
1.50%, 5/25/2028	EUR	200,000	215,963
1.63%, 2/23/2026	EUR	100,000	110,406
2.00%, 1/28/2019	EUR	200,000	219,588
2.25%, 1/13/2021	EUR	200,000	228,035
2.38%, 5/20/2024	EUR	100,000	116,979
2.50%, 8/23/2019	EUR	100,000	112,254
2.88%, 10/24/2022	EUR	100,000	119,115
2.88%, 9/26/2023	EUR	300,000	361,167
3.75%, 11/25/2020	EUR	400,000	480,893
4.13%, 1/14/2022	EUR	300,000	376,673
4.50%, 3/21/2023	EUR	300,000	391,650
Series EMTN, 1.13%, 1/15/2023	EUR	100,000	108,549
Bouygues SA:
3.64%, 10/29/2019	EUR	150,000	174,060
4.25%, 7/22/2020	EUR	200,000	241,028
BPCE SA:
0.63%, 4/20/2020	EUR	200,000	214,203
4.50%, 2/10/2022	EUR	300,000	382,210
Cap Gemini SA:
1.75%, 7/1/2020	EUR	200,000	220,674
2.50%, 7/1/2023	EUR	100,000	116,016
Carrefour SA:
1.75%, 5/22/2019	EUR	300,000	329,416
1.75%, 7/15/2022	EUR	100,000	111,952
3.88%, 4/25/2021	EUR	150,000	182,505
4.00%, 4/9/2020	EUR	200,000	237,217

See accompanying notes to financial statements.

265

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount		Value

Cie de Saint-Gobain Zero Coupon, 3/27/2020	EUR	200,000	$209,941
Cie Financiere et Industrielle des Autoroutes SA 5.00%, 5/24/2021	EUR	200,000	255,012
Credit Agricole SA:
0.75%, 12/1/2022	EUR	200,000	212,979
0.88%, 1/19/2022	EUR	200,000	215,797
1.25%, 4/14/2026	EUR	400,000	425,503
1.75%, 3/12/2018	EUR	200,000	215,386
2.38%, 11/27/2020	EUR	200,000	229,278
2.38%, 5/20/2024	EUR	300,000	351,038
3.13%, 7/17/2023	EUR	200,000	243,816
3.88%, 2/13/2019	EUR	200,000	228,239
5.13%, 4/18/2023	EUR	100,000	134,744
Danone SA 2.25%, 11/15/2021	EUR	800,000	923,554
Engie Alliance GIE Series EMTN, 5.75%, 6/24/2023	EUR	150,000	209,402
Engie SA:
1.38%, 5/19/2020	EUR	200,000	220,524
2.38%, 5/19/2026	EUR	200,000	237,634
5.00%, 10/1/2060	GBP	200,000	397,902
6.38%, 1/18/2021	EUR	150,000	198,489
Holding d’Infrastructures de Transport SAS 4.88%, 10/27/2021	EUR	250,000	320,624
HSBC France SA:
1.63%, 12/3/2018	EUR	100,000	108,777
1.88%, 1/16/2020	EUR	100,000	111,292
Orange SA:
3.00%, 6/15/2022	EUR	200,000	240,939
3.88%, 4/9/2020	EUR	200,000	237,204
3.88%, 1/14/2021	EUR	200,000	242,525
5.63%, 5/22/2018	EUR	200,000	227,632
8.13%, 1/28/2033	EUR	200,000	390,642
Sanofi:
1.13%, 3/10/2022	EUR	200,000	219,354
1.75%, 9/10/2026	EUR	500,000	560,763
1.88%, 9/4/2020	EUR	100,000	111,940
2.50%, 11/14/2023	EUR	200,000	237,041
Societe Generale SA:
2.25%, 1/23/2020	EUR	100,000	112,339
2.38%, 2/28/2018	EUR	100,000	108,491
4.25%, 7/13/2022	EUR	400,000	507,785
4.75%, 3/2/2021	EUR	200,000	249,961
Total Capital Canada, Ltd.:
1.13%, 3/18/2022	EUR	100,000	110,109
2.13%, 9/18/2029	EUR	300,000	345,652
Total Capital International SA:
0.25%, 7/12/2023	EUR	100,000	104,146
0.75%, 7/12/2028	EUR	100,000	101,288
2.50%, 3/25/2026	EUR	400,000	482,961
Total Capital SA 4.88%, 1/28/2019	EUR	200,000	232,858
Vivendi SA 0.75%, 5/26/2021	EUR	200,000	214,184

			19,091,881

GERMANY — 10.0%
Allianz Finance II B.V.:
3.50%, 2/14/2022	EUR	300,000	367,890
4.75%, 7/22/2019	EUR	250,000	296,436
Series 62, 4.50%, 3/13/2043	GBP	100,000	162,549
BASF SE:
1.50%, 10/1/2018	EUR	200,000	216,796
1.88%, 2/4/2021	EUR	100,000	113,455
Series 10Y, 2.00%, 12/5/2022	EUR	300,000	347,695
BMW Finance NV:
0.50%, 9/5/2018	EUR	200,000	213,045
3.25%, 1/14/2019	EUR	200,000	224,933
3.38%, 12/14/2018	GBP	50,000	64,908
3.63%, 1/29/2018	EUR	200,000	219,278
BMW US Capital LLC:
0.63%, 4/20/2022	EUR	100,000	106,842
1.13%, 9/18/2021	EUR	200,000	219,622
Commerzbank AG:
0.50%, 4/3/2018	EUR	200,000	212,086
4.00%, 9/16/2020	EUR	250,000	299,212
Daimler AG:
0.50%, 9/9/2019	EUR	200,000	213,752
0.63%, 3/5/2020	EUR	300,000	322,028
1.38%, 5/11/2028	EUR	100,000	108,215
1.40%, 1/12/2024	EUR	200,000	222,820
1.50%, 11/19/2018	EUR	200,000	217,175
1.50%, 3/9/2026	EUR	200,000	222,859
Series EMTN, 0.88%, 1/12/2021	EUR	200,000	217,059
Deutsche Bank AG:
1.00%, 3/18/2019	EUR	100,000	106,172
1.13%, 3/17/2025	EUR	700,000	700,567
1.25%, 9/8/2021	EUR	300,000	318,286
2.38%, 1/11/2023	EUR	300,000	334,119
Deutsche Telekom International Finance B.V.:
1.50%, 4/3/2028	EUR	200,000	213,861
2.13%, 1/18/2021	EUR	400,000	455,687
4.25%, 7/13/2022	EUR	150,000	192,334
6.50%, 4/8/2022	GBP	100,000	154,849
E.ON International Finance B.V.:
5.75%, 5/7/2020	EUR	300,000	377,216
5.88%, 10/30/2037	GBP	150,000	262,198
6.00%, 10/30/2019	GBP	100,000	140,716
6.38%, 6/7/2032	GBP	150,000	261,748
6.75%, 1/27/2039	GBP	100,000	192,054
HeidelbergCement AG 2.25%, 3/30/2023	EUR	300,000	338,549
innogy Finance BV:
6.13%, 7/6/2039	GBP	250,000	443,249
6.25%, 6/3/2030	GBP	50,000	83,467
6.50%, 8/10/2021	EUR	200,000	270,500
6.63%, 1/31/2019	EUR	100,000	119,841
Linde AG 1.75%, 9/17/2020	EUR	200,000	224,647
Merck Financial Services GmbH 4.50%, 3/24/2020	EUR	250,000	302,125
SAP SE:
1.13%, 2/20/2023	EUR	100,000	111,118
1.75%, 2/22/2027	EUR	200,000	231,018

See accompanying notes to financial statements.

266

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount		Value

Siemens Financieringsmaatschappij NV:
1.50%, 3/10/2020	EUR	200,000	$222,163
1.75%, 3/12/2021	EUR	150,000	170,273
2.88%, 3/10/2028	EUR	200,000	257,566
5.63%, 6/11/2018	EUR	200,000	228,847
Volkswagen International Finance NV:
0.88%, 1/16/2023	EUR	200,000	210,950
1.63%, 1/16/2030	EUR	200,000	197,531
2.00%, 1/14/2020	EUR	100,000	110,793
2.00%, 3/26/2021	EUR	100,000	112,051
3.25%, 1/21/2019	EUR	200,000	224,430
Volkswagen Leasing GmbH:
2.38%, 9/6/2022	EUR	200,000	226,734
2.63%, 1/15/2024	EUR	200,000	229,325
Vonovia Finance B.V.:
1.63%, 12/15/2020	EUR	200,000	220,212
2.25%, 12/15/2023	EUR	300,000	339,640

			13,173,491

HONG KONG — 0.3%
Hutchison Whampoa Finance 14, Ltd. 1.38%, 10/31/2021	EUR	400,000	436,216

INDIA — 0.2%
Bharti Airtel International Netherlands B.V. Series ., 4.00%, 12/10/2018	EUR	200,000	225,653

ISRAEL — 0.5%
Teva Pharmaceutical Finance IV B.V. 2.88%, 4/15/2019	EUR	200,000	223,281
Teva Pharmaceutical Finance Netherlands II B.V. 1.25%, 3/31/2023	EUR	400,000	420,311

			643,592

ITALY — 5.6%
Assicurazioni Generali SpA:
2.88%, 1/14/2020	EUR	200,000	226,838
5.13%, 9/16/2024	EUR	300,000	405,979
Autostrade per l’Italia SpA 5.88%, 6/9/2024	EUR	100,000	142,791
Enel Finance International NV:
1.97%, 1/27/2025	EUR	334,000	374,662
5.00%, 9/14/2022	EUR	250,000	329,913
5.63%, 8/14/2024	GBP	150,000	225,331
5.75%, 9/14/2040	GBP	200,000	326,444
Eni SpA:
1.50%, 2/2/2026	EUR	200,000	215,724
3.25%, 7/10/2023	EUR	100,000	122,094
3.50%, 1/29/2018	EUR	150,000	164,048
3.63%, 1/29/2029	EUR	200,000	256,904
3.75%, 9/12/2025	EUR	150,000	192,516
4.00%, 6/29/2020	EUR	200,000	238,346
4.13%, 9/16/2019	EUR	300,000	350,644
4.25%, 2/3/2020	EUR	100,000	118,573

Intesa Sanpaolo SpA:
1.13%, 1/14/2020	EUR	200,000	213,594
1.13%, 3/4/2022	EUR	115,000	121,634
2.00%, 6/18/2021	EUR	100,000	110,546
3.00%, 1/28/2019	EUR	200,000	221,790
4.00%, 10/30/2023	EUR	200,000	248,046
4.13%, 4/14/2020	EUR	300,000	350,548
4.38%, 10/15/2019	EUR	200,000	232,959
Series GMTN, 4.00%, 11/8/2018	EUR	200,000	224,947
Snam SpA 5.25%, 9/19/2022	EUR	100,000	132,967
Terna Rete Elettrica Nazionale SpA:
0.88%, 2/2/2022	EUR	100,000	107,262
4.75%, 3/15/2021	EUR	250,000	312,149
UniCredit SpA:
1.50%, 6/19/2019	EUR	100,000	107,810
2.00%, 3/4/2023	EUR	400,000	433,861
3.25%, 1/14/2021	EUR	300,000	343,508
3.63%, 1/24/2019	EUR	300,000	336,425
Unione di Banche Italiane SpA 2.88%, 2/18/2019	EUR	200,000	221,396

			7,410,249

JAPAN — 0.8%
Panasonic Corp. Series 12, 0.39%, 3/19/2020	JPY	100,000,000	862,782
Sumitomo Mitsui Financial Group, Inc. 1.55%, 6/15/2026	EUR	200,000	216,014

			1,078,796

LUXEMBOURG — 0.5%
Holcim Finance Luxembourg SA:
1.38%, 5/26/2023	EUR	200,000	216,158
2.25%, 5/26/2028	EUR	200,000	220,598
Novartis Finance SA 0.13%, 9/20/2023	EUR	200,000	207,576

			644,332

MEXICO — 0.5%
America Movil SAB de CV:
3.00%, 7/12/2021	EUR	200,000	233,030
4.13%, 10/25/2019	EUR	100,000	116,609
4.38%, 8/7/2041	GBP	100,000	138,447
Fomento Economico Mexicano SAB de CV 1.75%, 3/20/2023	EUR	200,000	214,378

			702,464

NETHERLANDS — 8.1%
ABN AMRO Bank NV:
1.00%, 4/16/2025	EUR	243,000	260,662
2.13%, 11/26/2020	EUR	100,000	113,571
2.50%, 11/29/2023	EUR	100,000	119,357
4.13%, 3/28/2022	EUR	350,000	440,999
4.75%, 1/11/2019	EUR	100,000	115,673
ASML Holding NV 1.38%, 7/7/2026	EUR	200,000	210,366

See accompanying notes to financial statements.

267

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount		Value

BMW Finance NV 0.88%, 11/17/2020	EUR	200,000	$217,278
Cooperatieve Rabobank UA:
1.25%, 3/23/2026	EUR	300,000	323,917
1.75%, 1/22/2019	EUR	200,000	218,744
2.38%, 5/22/2023	EUR	200,000	236,242
4.13%, 7/14/2025	EUR	450,000	602,175
Series EMTN, 3.50%, 10/17/2018	EUR	300,000	336,773
Series EMTN, 4.13%, 1/12/2021	EUR	400,000	489,918
Series EMTN, 4.38%, 6/7/2021	EUR	200,000	250,499
Series EMTN, 4.75%, 1/15/2018	EUR	400,000	443,225
Series EMTN, 4.75%, 6/6/2022	EUR	500,000	651,965
Series GMTN, 1.38%, 2/3/2027	EUR	200,000	217,019
Series GMTN, 4.00%, 1/11/2022	EUR	400,000	499,496
Series GMTN, 4.13%, 1/14/2020	EUR	500,000	592,970
Deutsche Telekom International Finance B.V. 0.63%, 4/3/2023	EUR	100,000	106,091
Enel Finance International NV 1.38%, 6/1/2026	EUR	200,000	211,440
Heineken NV 2.13%, 8/4/2020	EUR	200,000	226,096
ING Bank NV:
0.70%, 4/16/2020	EUR	300,000	322,785
1.25%, 12/13/2019	EUR	250,000	273,113
1.88%, 2/27/2018	EUR	200,000	215,663
4.50%, 2/21/2022	EUR	400,000	510,997
Koninklijke KPN NV Series GMTN, 5.75%, 9/17/2029	GBP	150,000	236,604
Shell International Finance B.V.:
0.38%, 2/15/2025	EUR	200,000	203,332
1.00%, 4/6/2022	EUR	100,000	109,243
1.25%, 3/15/2022	EUR	200,000	221,045
1.25%, 5/12/2028	EUR	300,000	317,171
1.63%, 3/24/2021	EUR	200,000	224,361
1.63%, 1/20/2027	EUR	200,000	222,703
1.88%, 9/15/2025	EUR	100,000	114,051
2.50%, 3/24/2026	EUR	200,000	240,047
4.38%, 5/14/2018	EUR	400,000	447,569
Teva Pharmaceutical Finance Netherlands II BV 0.38%, 7/25/2020	EUR	200,000	209,271

			10,752,431

NORWAY — 0.6%
DNB Bank ASA:
3.88%, 6/29/2020	EUR	50,000	59,822
4.25%, 1/18/2022	EUR	200,000	253,220
4.38%, 2/24/2021	EUR	400,000	494,728

			807,770

PORTUGAL — 0.2%
EDP Finance B.V. 2.63%, 1/18/2022	EUR	300,000	333,828

SPAIN — 5.2%
Abertis Infraestructuras SA 1.38%, 5/20/2026	EUR	200,000	211,009
Banco Bilbao Vizcaya Argentaria SA 1.00%, 1/20/2021	EUR	200,000	216,267
BBVA Senior Finance SAU:
Series GMTN, 2.38%, 1/22/2019	EUR	200,000	220,899
Series GMTN, 3.75%, 1/17/2018	EUR	200,000	219,129
CaixaBank SA Series MTN, 3.13%, 5/14/2018	EUR	100,000	109,826
Criteria Caixa SAU:
1.63%, 4/21/2022	EUR	200,000	210,003
2.38%, 5/9/2019	EUR	100,000	110,393
Iberdrola Finanzas SA 4.13%, 3/23/2020	EUR	150,000	178,337
Iberdrola International B.V.:
1.13%, 4/21/2026	EUR	200,000	210,237
3.50%, 2/1/2021	EUR	200,000	238,138
Mapfre SA 1.63%, 5/19/2026	EUR	100,000	105,282
Repsol International Finance B.V.:
2.63%, 5/28/2020	EUR	200,000	227,609
3.63%, 10/7/2021	EUR	200,000	241,187
4.88%, 2/19/2019	EUR	100,000	116,155
Santander Consumer Finance SA:
0.90%, 2/18/2020	EUR	200,000	214,071
1.10%, 7/30/2018	EUR	200,000	214,376
Series EMTN, 1.50%, 11/12/2020	EUR	300,000	327,905
Santander International Debt SAU:
1.38%, 12/14/2022	EUR	200,000	219,551
4.00%, 1/24/2020	EUR	200,000	234,969
Series EMTN, 1.38%, 3/3/2021	EUR	200,000	219,452
Telefonica Emisiones SAU:
0.32%, 10/17/2020	EUR	200,000	209,748
1.46%, 4/13/2026	EUR	100,000	103,952
1.48%, 9/14/2021	EUR	500,000	546,923
2.24%, 5/27/2022	EUR	300,000	339,999
4.69%, 11/11/2019	EUR	200,000	237,547
4.71%, 1/20/2020	EUR	200,000	238,715
4.80%, 2/21/2018	EUR	200,000	222,191
5.60%, 3/12/2020	GBP	200,000	277,823
Series GMTN, 3.96%, 3/26/2021	EUR	100,000	120,275
Series GMTN, 3.99%, 1/23/2023	EUR	400,000	495,829

			6,837,797

SWEDEN — 2.5%
Nordea Bank AB:
1.00%, 2/22/2023	EUR	100,000	108,696

See accompanying notes to financial statements.

268

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount		Value

1.13%, 2/12/2025	EUR	100,000	$108,549
1.38%, 4/12/2018	EUR	100,000	107,479
2.00%, 2/17/2021	EUR	300,000	340,292
3.25%, 7/5/2022	EUR	300,000	365,602
4.00%, 7/11/2019	EUR	200,000	232,434
4.00%, 6/29/2020	EUR	250,000	299,863
Skandinaviska Enskilda Banken AB:
2.00%, 2/19/2021	EUR	300,000	340,089
Series GMTN, 1.88%, 11/14/2019	EUR	200,000	222,276
Svenska Handelsbanken AB:
1.13%, 12/14/2022	EUR	200,000	219,256
2.25%, 6/14/2018	EUR	200,000	218,070
2.25%, 8/27/2020	EUR	200,000	227,783
2.63%, 8/23/2022	EUR	200,000	237,670
4.38%, 10/20/2021	EUR	200,000	253,087

			3,281,146

SWITZERLAND — 4.8%
ABB Finance B.V. 2.63%, 3/26/2019	EUR	200,000	223,414
Credit Suisse AG:
0.38%, 4/11/2019	EUR	200,000	212,354
0.50%, 3/29/2018	EUR	200,000	212,302
0.63%, 11/20/2018	EUR	300,000	319,877
1.00%, 6/7/2023	EUR	200,000	213,561
1.13%, 9/15/2020	EUR	100,000	108,833
1.38%, 11/29/2019	EUR	300,000	327,532
1.38%, 1/31/2022	EUR	200,000	220,201
1.50%, 4/10/2026	EUR	300,000	324,921
4.75%, 8/5/2019	EUR	450,000	531,404
Credit Suisse Group Funding Guernsey, Ltd.:
1.00%, 4/14/2023	CHF	150,000	146,997
1.25%, 4/14/2022	EUR	355,000	375,005
Glencore Finance Dubai, Ltd. 2.63%, 11/19/2018	EUR	200,000	219,054
Glencore Finance Europe SA:
1.25%, 3/17/2021	EUR	300,000	317,357
VRN, 4.63%, 4/3/2018	EUR	200,000	221,708
Roche Finance Europe B.V.:
0.88%, 2/25/2025	EUR	200,000	216,351
2.00%, 6/25/2018	EUR	200,000	217,722
Roche Holdings, Inc. 6.50%, 3/4/2021	EUR	150,000	201,467
UBS AG:
0.50%, 5/15/2018	EUR	200,000	212,547
1.13%, 6/30/2020	EUR	335,000	366,194
1.25%, 9/3/2021	EUR	300,000	331,808
6.00%, 4/18/2018	EUR	200,000	227,332
6.63%, 4/11/2018	GBP	100,000	132,764
UBS Group Funding Jersey, Ltd.:
1.25%, 9/1/2026	EUR	200,000	202,923
1.75%, 11/16/2022	EUR	300,000	330,935

			6,414,563

UNITED KINGDOM — 12.7%
Anheuser-Busch North American Holding Corp. 1.88%, 1/20/2020	EUR	150,000	166,708
Barclays Bank PLC 4.88%, 8/13/2019	EUR	200,000	238,321
Barclays PLC:
1.50%, 4/1/2022	EUR	200,000	213,729
1.88%, 3/23/2021	EUR	300,000	326,691
3.25%, 2/12/2027	GBP	200,000	239,990
BG Energy Capital PLC:
3.00%, 11/16/2018	EUR	200,000	222,800
5.00%, 11/4/2036	GBP	100,000	165,680
5.13%, 12/1/2025	GBP	150,000	231,299
BP Capital Markets PLC:
1.11%, 2/16/2023	EUR	200,000	216,198
1.37%, 3/3/2022	EUR	200,000	220,685
1.53%, 9/26/2022	EUR	200,000	222,238
1.57%, 2/16/2027	EUR	200,000	216,379
2.18%, 9/28/2021	EUR	200,000	229,665
2.97%, 2/27/2026	EUR	100,000	121,772
2.99%, 2/18/2019	EUR	200,000	224,496
4.33%, 12/10/2018	GBP	100,000	132,177
British Telecommunications PLC:
0.63%, 3/10/2021	EUR	200,000	212,998
1.13%, 6/10/2019	EUR	300,000	324,886
1.13%, 3/10/2023	EUR	100,000	107,452
1.75%, 3/10/2026	EUR	200,000	218,348
Centrica PLC:
4.38%, 3/13/2029	GBP	200,000	293,647
7.00%, 9/19/2033	GBP	100,000	191,238
Diageo Finance PLC 1.13%, 5/20/2019	EUR	200,000	216,593
GlaxoSmithKline Capital PLC:
0.63%, 12/2/2019	EUR	500,000	537,047
1.38%, 12/2/2024	EUR	100,000	110,535
4.25%, 12/18/2045	GBP	100,000	162,385
5.25%, 12/19/2033	GBP	150,000	258,541
5.25%, 4/10/2042	GBP	200,000	364,821
6.38%, 3/9/2039	GBP	50,000	100,264
Heathrow Funding, Ltd.:
5.23%, 2/15/2023	GBP	100,000	146,638
5.88%, 5/13/2043	GBP	100,000	182,250
6.45%, 12/10/2031	GBP	150,000	269,590
6.75%, 12/3/2028	GBP	100,000	169,360
Series 0000, 4.63%, 10/31/2046	GBP	200,000	321,639
HSBC Bank PLC:
3.88%, 10/24/2018	EUR	200,000	225,860
4.00%, 1/15/2021	EUR	200,000	244,618
HSBC Holdings PLC:
0.88%, 9/6/2024	EUR	200,000	206,970
1.50%, 3/15/2022	EUR	200,000	219,985
2.50%, 3/15/2027	EUR	600,000	694,296
2.63%, 8/16/2028	GBP	100,000	118,987
Imperial Brands Finance PLC:
Series EMTN, 2.25%, 2/26/2021	EUR	100,000	113,189
Series EMTN, 9.00%, 2/17/2022	GBP	200,000	333,511

See accompanying notes to financial statements.

269

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount		Value

Lloyds Bank PLC:
1.00%, 11/19/2021	EUR	100,000	$108,929
1.25%, 1/13/2025	EUR	300,000	326,680
1.38%, 9/8/2022	EUR	100,000	110,279
5.38%, 9/3/2019	EUR	200,000	241,473
6.50%, 9/17/2040	GBP	150,000	292,568
National Grid Gas Finance PLC:
2.63%, 9/22/2038	GBP	200,000	240,091
2.75%, 9/22/2046	GBP	100,000	120,038
Nationwide Building Society:
1.13%, 6/3/2022	EUR	200,000	216,642
1.25%, 3/3/2025	EUR	300,000	321,094
5.63%, 9/9/2019	GBP	150,000	208,229
Royal Bank of Scotland PLC:
5.38%, 9/30/2019	EUR	350,000	419,539
5.50%, 3/23/2020	EUR	400,000	489,907
Santander UK PLC:
1.75%, 1/15/2018	EUR	200,000	214,576
1.88%, 2/17/2020	GBP	200,000	251,570
2.00%, 1/14/2019	EUR	200,000	219,112
Sky PLC:
1.50%, 9/15/2021	EUR	300,000	329,551
2.50%, 9/15/2026	EUR	100,000	113,984
Standard Chartered PLC:
1.63%, 11/20/2018	EUR	200,000	216,828
1.63%, 6/13/2021	EUR	200,000	219,405
4.38%, 1/18/2038	GBP	100,000	136,098
Vodafone Group PLC:
1.00%, 9/11/2020	EUR	100,000	108,123
1.88%, 9/11/2025	EUR	600,000	667,130
2.20%, 8/25/2026	EUR	700,000	780,801
3.00%, 8/12/2056	GBP	200,000	207,960
3.38%, 8/8/2049	GBP	100,000	112,623
4.65%, 1/20/2022	EUR	100,000	127,686
Western Power Distribution East Midlands PLC 5.25%, 1/17/2023	GBP	100,000	147,442
Western Power Distribution West Midlands PLC 5.75%, 4/16/2032	GBP	100,000	170,719

			16,853,553

UNITED STATES — 25.7%
AbbVie, Inc.:
0.38%, 11/18/2019	EUR	200,000	212,322
1.38%, 5/17/2024	EUR	200,000	213,630
American Express Credit Corp. 0.63%, 11/22/2021	EUR	200,000	212,769
Amgen, Inc.:
1.25%, 2/25/2022	EUR	300,000	326,845
4.00%, 9/13/2029	GBP	100,000	139,937
Apple, Inc.:
1.00%, 11/10/2022	EUR	300,000	328,398
1.38%, 1/17/2024	EUR	200,000	222,686
1.63%, 11/10/2026	EUR	200,000	224,837
2.00%, 9/17/2027	EUR	200,000	228,917
3.05%, 7/31/2029	GBP	200,000	266,708
Series MTN, 3.70%, 8/28/2022	AUD	200,000	146,621

AT&T, Inc.:
1.30%, 9/5/2023	EUR	200,000	214,422
1.45%, 6/1/2022	EUR	200,000	219,007
1.88%, 12/4/2020	EUR	100,000	111,730
2.40%, 3/15/2024	EUR	300,000	342,712
2.45%, 3/15/2035	EUR	200,000	205,242
2.50%, 3/15/2023	EUR	200,000	229,860
2.65%, 12/17/2021	EUR	100,000	116,091
3.50%, 12/17/2025	EUR	200,000	247,723
3.55%, 12/17/2032	EUR	200,000	238,423
4.25%, 6/1/2043	GBP	100,000	132,710
4.38%, 9/14/2029	GBP	100,000	138,665
4.88%, 6/1/2044	GBP	200,000	291,935
7.00%, 4/30/2040	GBP	250,000	461,188
Bank of America Corp.:
0.75%, 7/26/2023	EUR	200,000	208,030
1.38%, 9/10/2021	EUR	200,000	219,860
1.63%, 9/14/2022	EUR	300,000	331,033
1.88%, 1/10/2019	EUR	200,000	218,771
2.30%, 7/25/2025	GBP	100,000	122,419
2.38%, 6/19/2024	EUR	200,000	230,002
2.50%, 7/27/2020	EUR	250,000	284,342
6.13%, 9/15/2021	GBP	100,000	147,907
7.00%, 7/31/2028	GBP	250,000	431,342
7.75%, 4/30/2018	GBP	100,000	134,671
Berkshire Hathaway, Inc.:
0.50%, 3/13/2020	EUR	100,000	106,782
1.13%, 3/16/2027	EUR	200,000	206,917
1.30%, 3/15/2024	EUR	200,000	216,782
1.63%, 3/16/2035	EUR	200,000	196,669
Citigroup, Inc.:
1.38%, 10/27/2021	EUR	200,000	219,991
1.75%, 1/28/2025	EUR	600,000	656,088
2.38%, 5/22/2024	EUR	400,000	458,359
5.00%, 8/2/2019	EUR	450,000	535,399
7.38%, 9/4/2019	EUR	100,000	126,082
Coca-Cola Co.:
0.75%, 3/9/2023	EUR	200,000	215,104
1.13%, 3/9/2027	EUR	200,000	213,188
1.63%, 3/9/2035	EUR	300,000	316,697
1.88%, 9/22/2026	EUR	200,000	230,099
FedEx Corp. 1.63%, 1/11/2027	EUR	200,000	214,131
GE Capital European Funding:
0.80%, 1/21/2022	EUR	100,000	108,285
1.63%, 3/15/2018	EUR	200,000	215,338
2.25%, 7/20/2020	EUR	200,000	227,496
2.63%, 3/15/2023	EUR	200,000	239,214
2.88%, 6/18/2019	EUR	200,000	226,131
5.38%, 1/16/2018	EUR	100,000	111,509
5.38%, 1/23/2020	EUR	300,000	368,388
6.00%, 1/15/2019	EUR	100,000	118,551
General Electric Co.:
1.25%, 5/26/2023	EUR	200,000	220,897
1.88%, 5/28/2027	EUR	200,000	228,693
Goldman Sachs Group, Inc.:
0.75%, 5/10/2019	EUR	300,000	321,472
1.38%, 7/26/2022	EUR	100,000	108,899
1.63%, 7/27/2026	EUR	500,000	522,842

See accompanying notes to financial statements.

270

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount		Value

2.00%, 7/27/2023	EUR	100,000	$111,405
2.13%, 9/30/2024	EUR	200,000	222,986
2.50%, 10/18/2021	EUR	100,000	114,883
2.63%, 8/19/2020	EUR	100,000	114,043
3.00%, 2/12/2031	EUR	300,000	343,521
3.25%, 2/1/2023	EUR	200,000	238,514
4.25%, 1/29/2026	GBP	100,000	137,800
5.13%, 10/23/2019	EUR	200,000	240,390
6.38%, 5/2/2018	EUR	250,000	285,936
Honeywell International, Inc.:
0.65%, 2/21/2020	EUR	100,000	107,140
1.30%, 2/22/2023	EUR	200,000	219,216
International Business Machines Corp.:
0.50%, 9/7/2021	EUR	200,000	214,243
1.25%, 5/26/2023	EUR	100,000	110,534
1.88%, 11/6/2020	EUR	200,000	225,829
2.75%, 12/21/2020	GBP	100,000	132,570
2.88%, 11/7/2025	EUR	100,000	124,329
Series 001, 1.38%, 11/19/2019	EUR	200,000	219,820
Johnson & Johnson:
0.25%, 1/20/2022	EUR	100,000	105,623
1.65%, 5/20/2035	EUR	300,000	326,782
4.75%, 11/6/2019	EUR	200,000	240,938
JPMorgan Chase & Co.:
0.63%, 1/25/2024	EUR	100,000	103,107
1.38%, 9/16/2021	EUR	200,000	221,221
1.50%, 10/26/2022	EUR	200,000	221,009
1.50%, 1/27/2025	EUR	400,000	434,915
1.50%, 10/29/2026	EUR	300,000	322,057
1.88%, 11/21/2019	EUR	200,000	222,387
2.63%, 4/23/2021	EUR	200,000	232,023
2.75%, 8/24/2022	EUR	200,000	235,612
2.75%, 2/1/2023	EUR	200,000	236,207
2.88%, 5/24/2028	EUR	100,000	122,309
3.00%, 2/19/2026	EUR	300,000	365,192
3.88%, 9/23/2020	EUR	200,000	239,924
Kraft Heinz Foods Co. 2.25%, 5/25/2028	EUR	200,000	214,943
McDonald’s Corp. 1.00%, 11/15/2023	EUR	200,000	213,371
Merck & Co., Inc.:
1.13%, 10/15/2021	EUR	100,000	109,996
1.88%, 10/15/2026	EUR	200,000	228,604
Microsoft Corp.:
2.13%, 12/6/2021	EUR	300,000	346,717
3.13%, 12/6/2028	EUR	300,000	389,076
Morgan Stanley:
1.00%, 12/2/2022	EUR	100,000	106,568
1.38%, 10/27/2026	EUR	100,000	102,838
1.75%, 3/11/2024	EUR	300,000	329,952
1.88%, 3/30/2023	EUR	300,000	335,904
Series GMTN, 1.75%, 1/30/2025	EUR	500,000	544,836
Series GMTN, 2.25%, 3/12/2018	EUR	100,000	108,295
Series GMTN, 2.38%, 3/31/2021	EUR	200,000	228,198
Series GMTN, 5.38%, 8/10/2020	EUR	300,000	374,202

Oracle Corp. 2.25%, 1/10/2021	EUR	200,000	228,883
Pfizer, Inc.:
5.75%, 6/3/2021	EUR	250,000	329,330
6.50%, 6/3/2038	GBP	200,000	399,839
Philip Morris International, Inc.:
1.75%, 3/19/2020	EUR	100,000	111,079
2.88%, 3/3/2026	EUR	200,000	244,319
Priceline Group, Inc.:
1.80%, 3/3/2027	EUR	200,000	203,657
2.38%, 9/23/2024	EUR	100,000	110,687
Procter & Gamble Co.:
1.13%, 11/2/2023	EUR	200,000	219,977
2.00%, 8/16/2022	EUR	100,000	115,489
4.88%, 5/11/2027	EUR	200,000	290,235
Thermo Fisher Scientific, Inc.
0.75%, 9/12/2024	EUR	200,000	204,190
Toyota Motor Credit Corp.:
0.75%, 7/21/2022	EUR	200,000	215,363
1.00%, 9/10/2021	EUR	200,000	218,694
1.80%, 7/23/2020	EUR	100,000	112,041
Verizon Communications, Inc.:
0.50%, 6/2/2022	EUR	200,000	210,821
0.88%, 4/2/2025	EUR	100,000	103,823
1.38%, 11/2/2028	EUR	300,000	307,442
1.63%, 3/1/2024	EUR	200,000	220,139
2.38%, 2/17/2022	EUR	300,000	345,752
2.63%, 12/1/2031	EUR	200,000	225,908
3.25%, 2/17/2026	EUR	100,000	123,678
4.07%, 6/18/2024	GBP	100,000	139,962
4.75%, 2/17/2034	GBP	100,000	150,404
Wal-Mart Stores, Inc.:
4.88%, 9/21/2029	EUR	150,000	223,052
4.88%, 1/19/2039	GBP	200,000	339,930
5.25%, 9/28/2035	GBP	150,000	262,139
5.63%, 3/27/2034	GBP	150,000	266,746
Wells Fargo & Co.:
1.13%, 10/29/2021	EUR	200,000	218,044
1.38%, 10/26/2026	EUR	300,000	315,632
1.50%, 9/12/2022	EUR	200,000	220,440
1.63%, 6/2/2025	EUR	300,000	327,250
2.00%, 7/28/2025	GBP	100,000	121,400
2.00%, 4/27/2026	EUR	400,000	446,979
2.13%, 4/22/2022	GBP	200,000	253,606
2.13%, 6/4/2024	EUR	200,000	227,083
2.25%, 9/3/2020	EUR	100,000	113,156
2.25%, 5/2/2023	EUR	200,000	229,992
2.63%, 8/16/2022	EUR	250,000	292,327
4.63%, 11/2/2035	GBP	150,000	227,340

			34,074,551

TOTAL CORPORATE BONDS & NOTES (Cost $145,558,798)			130,370,126

See accompanying notes to financial statements.

271

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (b) (c) (Cost $15,950)	15,950	$15,950

TOTAL INVESTMENTS — 98.5% (Cost $145,574,748)		130,386,076
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		1,931,452

NET ASSETS — 100.0%		$132,317,528

(a)	Amount is less than 0.05% of net assets.
(b)	The rate shown is the annualized seven-day yield at December 31, 2016.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

At December 31, 2016, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Capital	JPY	10,000,000	EUR	81,666	01/06/2017	$404
Westpac Banking Corp.	EUR	896,550	JPY	107,000,000	01/06/2017	(28,295)
Westpac Banking Corp.	JPY	85,000,000	EUR	692,164	01/06/2017	1,328
Westpac Banking Corp.	JPY	12,000,000	EUR	97,693	01/06/2017	161
Westpac Banking Corp.	EUR	692,111	JPY	85,000,000	02/06/2017	(1,114)

						$(27,516)

During the period ended December 31, 2016, average notional value related to foreign currency exchange contracts was $2,163,403 or 2% of net assets.

AUD — Australian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Australia	$—	$3,476,457	$—	$3,476,457
Belgium	—	2,716,357	—	2,716,357
Canada	—	215,222	—	215,222
Cayman Islands	—	213,344	—	213,344
Denmark	—	770,906	—	770,906
Finland	—	215,527	—	215,527
France	—	19,091,881	—	19,091,881
Germany	—	13,173,491	—	13,173,491
Hong Kong	—	436,216	—	436,216
India	—	225,653	—	225,653
Israel	—	643,592	—	643,592
Italy	—	7,410,249	—	7,410,249
Japan	—	1,078,796	—	1,078,796
Luxembourg	—	644,332	—	644,332
Mexico	—	702,464	—	702,464
Netherlands	—	10,752,431	—	10,752,431

See accompanying notes to financial statements.

272

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Norway	$—	$807,770	$—	$807,770
Portugal	—	333,828	—	333,828
Spain	—	6,837,797	—	6,837,797
Sweden	—	3,281,146	—	3,281,146
Switzerland	—	6,414,563	—	6,414,563
United Kingdom	—	16,853,553	—	16,853,553
United States	—	34,074,551	—	34,074,551
Short-Term Investment	15,950	—	—	15,950

TOTAL INVESTMENTS	$15,950	$130,370,126	$—	$130,386,076

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	1,893	—	1,893

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$15,950	$130,372,019	$—	$130,387,969

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	(29,409)	—	(29,409)

TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(29,409)	$—	$(29,409)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	$5,153	$5,153	$119,825	$124,978	$—	$—	$26	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	124,179	108,229	15,950	15,950	8	—
State Street Navigator Securities Lending Government Money Market Portfolio*	483,489	483,489	874,712	1,358,201	—	—	833	—

TOTAL		$488,642				$15,950	$867	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

273

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Principal Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.2%
BRAZIL — 12.5%
Brazil Letras do Tesouro Nacional:
Zero Coupon, 1/1/2018	BRL	3,400,000	$937,194
Zero Coupon, 4/1/2018	BRL	4,865,000	1,308,797
Zero Coupon, 7/1/2018	BRL	4,750,000	1,246,499
Zero Coupon, 10/1/2018	BRL	4,600,000	1,176,369
Zero Coupon, 1/1/2019	BRL	7,400,000	1,846,039
Zero Coupon, 7/1/2019	BRL	1,750,000	414,301
Zero Coupon, 1/1/2020	BRL	5,800,000	1,297,322
Zero Coupon, 7/1/2020	BRL	5,800,000	1,226,808
Brazil Notas do Tesouro Nacional Serie F:
10.00%, 1/1/2021	BRL	6,000,000	1,774,607
10.00%, 1/1/2023	BRL	5,430,000	1,569,005
10.00%, 1/1/2025	BRL	3,300,000	942,067
10.00%, 1/1/2027	BRL	2,500,000	708,589
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	94,095
10.25%, 1/10/2028	BRL	500,000	142,294

			14,683,986

CHILE — 1.9%
Bonos del Banco Central de Chile en Pesos:
4.50%, 4/1/2020	CLP	140,000,000	214,706
4.50%, 6/1/2020	CLP	375,000,000	575,812
6.00%, 3/1/2018	CLP	20,000,000	30,752
6.00%, 6/1/2018	CLP	230,000,000	355,742
6.00%, 2/1/2021	CLP	145,000,000	234,105
6.00%, 3/1/2022	CLP	120,000,000	197,272
6.00%, 3/1/2023	CLP	190,000,000	313,187
Chile Government International Bond		159,000,000	249,758

			2,171,334

COLOMBIA — 4.6%
Colombia Government International Bond:
4.38%, 3/21/2023	COP	400,000,000	116,070
7.75%, 4/14/2021	COP	400,000,000	138,236
9.85%, 6/28/2027	COP	115,000,000	45,058
Colombian TES:
5.00%, 11/21/2018	COP	3,520,000,000	1,148,358
6.00%, 4/28/2028	COP	1,850,000,000	556,502
7.00%, 9/11/2019	COP	1,140,000,000	385,340
7.00%, 5/4/2022	COP	3,160,000,000	1,067,754
7.50%, 8/26/2026	COP	2,630,000,000	900,088
7.75%, 9/18/2030	COP	2,000,000,000	690,721
11.00%, 7/24/2020	COP	760,000,000	287,845

			5,335,972

CZECH REPUBLIC — 3.9%
Czech Republic Government Bond:
0.45%, 10/25/2023	CZK	12,500,000	496,624
0.85%, 3/17/2018	CZK	4,800,000	191,414
0.95%, 5/15/2030	CZK	2,000,000	79,661

1.00%, 6/26/2026	CZK	7,000,000	286,906
1.50%, 10/29/2019	CZK	13,150,000	544,829
2.40%, 9/17/2025	CZK	4,450,000	203,657
2.50%, 8/25/2028	CZK	5,000,000	235,011
3.75%, 9/12/2020	CZK	16,900,000	761,537
3.85%, 9/29/2021	CZK	4,900,000	228,433
4.20%, 12/4/2036	CZK	5,350,000	333,819
4.60%, 8/18/2018	CZK	7,200,000	306,856
4.70%, 9/12/2022	CZK	5,300,000	263,557
4.85%, 11/26/2057	CZK	300,000	22,133
5.00%, 4/11/2019	CZK	11,850,000	524,596
5.70%, 5/25/2024	CZK	1,700,000	93,368

			4,572,401

HUNGARY — 3.6%
Hungary Government Bond:
2.50%, 6/22/2018	HUF	240,500,000	847,570
3.00%, 6/26/2024	HUF	38,000,000	132,246
3.50%, 6/24/2020	HUF	191,000,000	703,778
4.00%, 4/25/2018	HUF	23,000,000	82,293
5.50%, 6/24/2025	HUF	202,200,000	826,028
6.00%, 11/24/2023	HUF	54,000,000	227,417
6.50%, 6/24/2019	HUF	32,000,000	124,554
6.75%, 10/22/2028	HUF	70,000,000	318,503
7.00%, 6/24/2022	HUF	96,500,000	416,538
7.50%, 11/12/2020	HUF	121,200,000	510,324

			4,189,251

INDONESIA — 7.4%
Indonesia Treasury Bond:
5.25%, 5/15/2018	IDR	6,100,000,000	441,455
5.63%, 5/15/2023	IDR	6,500,000,000	429,293
6.13%, 5/15/2028	IDR	6,500,000,000	411,235
6.38%, 4/15/2042	IDR	1,700,000,000	97,853
6.63%, 5/15/2033	IDR	1,500,000,000	94,613
7.00%, 5/15/2022	IDR	6,778,000,000	487,845
7.00%, 5/15/2027	IDR	6,300,000,000	441,900
7.88%, 4/15/2019	IDR	9,115,000,000	681,976
8.25%, 7/15/2021	IDR	11,800,000,000	897,317
8.25%, 6/15/2032	IDR	3,710,000,000	273,640
8.25%, 5/15/2036	IDR	9,200,000,000	686,287
8.38%, 3/15/2024	IDR	8,600,000,000	652,700
8.38%, 9/15/2026	IDR	5,500,000,000	419,261
8.38%, 3/15/2034	IDR	830,000,000	61,915
8.75%, 5/15/2031	IDR	19,050,000,000	1,473,379
9.00%, 3/15/2029	IDR	6,000,000,000	469,401
9.50%, 5/15/2041	IDR	1,000,000,000	82,144
9.75%, 5/15/2037	IDR	1,250,000,000	103,467
12.80%, 6/15/2021	IDR	350,000,000	31,075
Perusahaan Penerbit SBSN Indonesia Series PBS		5,000,000,000	381,106

			8,617,862

ISRAEL — 4.6%
Israel Government Bond:
0.50%, 10/31/2018	ILS	1,925,000	501,838
1.00%, 4/30/2021	ILS	720,000	187,107
1.75%, 8/31/2025	ILS	1,555,000	393,899
2.25%, 5/31/2019	ILS	995,000	269,578
3.75%, 3/31/2024	ILS	1,655,000	489,251

See accompanying notes to financial statements.

274

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount		Value

4.00%, 1/31/2018	ILS	1,700,000	$459,717
4.25%, 3/31/2023	ILS	1,850,000	560,160
5.00%, 1/31/2020	ILS	1,450,000	426,788
5.50%, 1/31/2022	ILS	1,520,000	479,449
5.50%, 1/31/2042	ILS	1,525,000	548,467
6.00%, 2/28/2019	ILS	1,450,000	422,081
6.25%, 10/30/2026	ILS	1,820,000	645,802

			5,384,137

MALAYSIA — 7.3%
Malaysia Government Bond:
3.26%, 3/1/2018	MYR	910,000	202,530
3.48%, 3/15/2023	MYR	1,010,000	216,002
3.49%, 3/31/2020	MYR	1,200,000	266,090
3.50%, 5/31/2027	MYR	600,000	123,299
3.58%, 9/28/2018	MYR	570,000	126,918
3.62%, 11/30/2021	MYR	1,000,000	222,314
3.65%, 10/31/2019	MYR	1,130,000	252,138
3.66%, 10/15/2020	MYR	1,400,000	311,857
3.73%, 6/15/2028	MYR	240,000	49,813
3.76%, 3/15/2019	MYR	2,275,000	509,760
3.80%, 8/17/2023	MYR	300,000	65,662
3.84%, 4/15/2033	MYR	1,120,000	221,668
3.89%, 7/31/2020	MYR	500,000	112,181
3.89%, 3/15/2027	MYR	600,000	128,370
3.90%, 11/30/2026	MYR	1,085,000	235,261
3.96%, 9/15/2025	MYR	1,150,000	248,593
4.05%, 9/30/2021	MYR	500,000	111,888
4.13%, 4/15/2032	MYR	800,000	164,960
4.18%, 7/15/2024	MYR	200,000	44,168
4.23%, 6/30/2031	MYR	1,200,000	255,566
4.25%, 5/31/2035	MYR	650,000	136,987
4.38%, 11/29/2019	MYR	4,520,000	1,028,014
4.74%, 3/15/2046	MYR	800,000	180,758
4.84%, 7/15/2025	MYR	170,000	38,879
4.94%, 9/30/2043	MYR	300,000	66,786
Malaysia Government Investment Issue:
3.51%, 5/15/2018	MYR	850,000	188,993
3.74%, 8/26/2021	MYR	2,100,000	465,501
3.80%, 8/27/2020	MYR	2,600,000	578,689
4.07%, 9/30/2026	MYR	3,300,000	717,618
4.19%, 7/15/2022	MYR	2,200,000	491,750
4.39%, 7/7/2023	MYR	1,390,000	314,779
4.44%, 5/22/2024	MYR	2,300,000	515,575

			8,593,367

MEXICO — 7.9%
Mexican Bonos:
4.75%, 6/14/2018	MXN	26,000,000	1,225,504
5.00%, 12/11/2019	MXN	12,900,000	594,125
5.75%, 3/5/2026	MXN	9,850,000	424,231
6.50%, 6/10/2021	MXN	16,100,000	762,057
6.50%, 6/9/2022	MXN	10,800,000	506,144
7.75%, 5/29/2031	MXN	13,800,000	668,619
7.75%, 11/23/2034	MXN	13,300,000	639,924
7.75%, 11/13/2042	MXN	8,800,000	420,737
8.00%, 6/11/2020	MXN	6,650,000	332,198
8.00%, 12/7/2023	MXN	12,050,000	606,720
8.50%, 12/13/2018	MXN	16,100,000	804,096

8.50%, 5/31/2029	MXN	10,750,000	555,003
8.50%, 11/18/2038	MXN	8,750,000	451,135
10.00%, 12/5/2024	MXN	18,300,000	1,027,940
10.00%, 11/20/2036	MXN	3,000,000	177,034

			9,195,467

PERU — 2.4%
Peruvian Government International Bond:
5.20%, 9/12/2023	PEN	1,575,000	454,507
5.70%, 8/12/2024	PEN	1,400,000	411,961
6.35%, 8/12/2028	PEN	675,000	198,225
6.71%, 2/12/2055	PEN	250,000	69,867
6.85%, 2/12/2042	PEN	1,180,000	339,666
6.90%, 8/12/2037	PEN	1,055,000	313,256
6.95%, 8/12/2031	PEN	1,835,000	557,820
7.84%, 8/12/2020	PEN	485,000	157,067
8.20%, 8/12/2026	PEN	1,070,000	359,373

			2,861,742

PHILIPPINES — 4.7%
Philippine Government Bond:
2.13%, 5/23/2018	PHP	11,400,000	226,710
3.38%, 8/20/2020	PHP	38,650,000	758,609
3.50%, 3/20/2021	PHP	12,900,000	253,020
3.50%, 4/21/2023	PHP	3,500,000	67,958
3.50%, 9/20/2026	PHP	22,000,000	398,087
3.63%, 9/9/2025	PHP	32,400,000	602,170
3.63%, 3/21/2033	PHP	13,150,000	219,568
3.88%, 11/22/2019	PHP	33,760,000	677,706
4.13%, 8/20/2024	PHP	1,700,000	32,870
4.63%, 9/9/2040	PHP	20,000,000	373,588
5.00%, 8/18/2018	PHP	5,400,000	110,707
5.88%, 12/16/2020	PHP	7,950,000	168,762
6.13%, 10/24/2037	PHP	6,500,000	147,867
6.38%, 1/19/2022	PHP	4,700,000	103,231
8.00%, 7/19/2031	PHP	29,787,338	794,288
8.13%, 12/16/2035	PHP	13,300,000	373,538
Philippine Government International Bond		10,000,000	215,950

			5,524,629

POLAND — 4.5%
Poland Government Bond:
Zero Coupon, 10/25/2018	PLN	1,600,000	369,614
1.50%, 4/25/2020	PLN	700,000	162,142
1.75%, 7/25/2021	PLN	2,900,000	661,867
2.00%, 4/25/2021	PLN	900,000	208,469
2.50%, 7/25/2018	PLN	2,350,000	567,416
2.50%, 7/25/2026	PLN	2,300,000	500,575
2.50%, 7/25/2027	PLN	500,000	107,383
3.25%, 7/25/2025	PLN	2,510,000	590,078
3.75%, 4/25/2018	PLN	2,600,000	637,932
4.00%, 10/25/2023	PLN	2,200,000	548,116
5.25%, 10/25/2020	PLN	1,050,000	274,756
5.75%, 10/25/2021	PLN	500,000	134,933
5.75%, 9/23/2022	PLN	1,800,000	489,251

			5,252,532

See accompanying notes to financial statements.

275

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount		Value

ROMANIA — 2.8%
Romania Government Bond:
2.25%, 2/26/2020	RON	3,000,000	$701,194
2.50%, 4/29/2019	RON	3,450,000	817,323
3.25%, 1/17/2018	RON	450,000	106,783
3.25%, 3/22/2021	RON	490,000	117,233
3.50%, 12/19/2022	RON	425,000	100,798
4.75%, 2/24/2025	RON	1,900,000	478,002
5.75%, 4/29/2020	RON	1,110,000	288,082
5.80%, 7/26/2027	RON	800,000	218,060
5.85%, 4/26/2023	RON	1,030,000	275,551
5.95%, 6/11/2021	RON	610,000	161,891

			3,264,917

RUSSIA — 4.0%
Russian Federal Bond - OFZ:
6.20%, 1/31/2018	RUB	12,500,000	200,205
6.40%, 5/27/2020	RUB	31,600,000	490,391
6.70%, 5/15/2019	RUB	28,000,000	444,468
6.80%, 12/11/2019	RUB	20,400,000	322,156
7.00%, 1/25/2023	RUB	19,000,000	293,355
7.00%, 8/16/2023	RUB	612,000	9,410
7.05%, 1/19/2028	RUB	4,200,000	62,900
7.50%, 3/15/2018	RUB	14,000,000	227,708
7.50%, 2/27/2019	RUB	14,500,000	234,820
7.50%, 8/18/2021	RUB	36,900,000	590,702
7.60%, 7/20/2022	RUB	18,000,000	288,047
7.75%, 9/16/2026	RUB	43,400,000	685,207
8.15%, 2/3/2027	RUB	20,500,000	334,482
8.50%, 9/17/2031	RUB	25,800,000	425,429
Russian Foreign Bond - Eurobond Series REGS		5,000,000	81,058

			4,690,338

SOUTH AFRICA — 4.5%
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	4,500,000	234,518
6.50%, 2/28/2041	ZAR	9,800,000	509,872
6.75%, 3/31/2021	ZAR	1,250,000	86,422
7.00%, 2/28/2031	ZAR	4,900,000	293,110
7.25%, 1/15/2020	ZAR	6,050,000	431,862
7.75%, 2/28/2023	ZAR	6,950,000	487,186
8.00%, 12/21/2018	ZAR	4,050,000	296,442
8.00%, 1/31/2030	ZAR	17,500,000	1,151,510
8.25%, 3/31/2032	ZAR	2,700,000	177,623
8.50%, 1/31/2037	ZAR	6,300,000	413,883
8.75%, 1/31/2044	ZAR	2,850,000	190,591
8.75%, 2/28/2048	ZAR	7,900,000	527,558
8.88%, 2/28/2035	ZAR	4,000,000	274,504
9.00%, 1/31/2040	ZAR	1,500,000	102,922
10.50%, 12/21/2026	ZAR	1,800,000	145,130

			5,323,133

SOUTH KOREA — 12.4%
Korea Treasury Bond:
1.38%, 9/10/2021	KRW	300,000,000	243,673
1.50%, 6/10/2019	KRW	760,000,000	627,089
1.50%, 12/10/2026	KRW	450,000,000	353,694
1.50%, 9/10/2036	KRW	630,000,000	469,489
1.63%, 6/10/2018	KRW	510,000,000	422,321

1.75%, 12/10/2018	KRW	575,000,000	477,210
1.88%, 6/10/2026	KRW	1,740,000,000	1,417,400
2.00%, 12/10/2017	KRW	65,000,000	54,014
2.00%, 3/10/2020	KRW	1,000,000,000	834,648
2.00%, 3/10/2021	KRW	648,000,000	540,342
2.00%, 3/10/2046	KRW	945,000,000	756,111
2.25%, 6/10/2025	KRW	100,000,000	83,885
2.25%, 12/10/2025	KRW	500,000,000	419,989
2.63%, 9/10/2035	KRW	670,000,000	594,250
2.75%, 3/10/2018	KRW	1,939,000,000	1,627,286
2.75%, 9/10/2019	KRW	800,000,000	680,658
3.00%, 3/10/2023	KRW	580,000,000	508,775
3.00%, 9/10/2024	KRW	100,000,000	88,137
3.00%, 12/10/2042	KRW	265,000,000	255,293
3.13%, 3/10/2019	KRW	1,230,000,000	1,050,218
3.25%, 9/10/2018	KRW	100,000,000	84,993
3.38%, 9/10/2023	KRW	400,000,000	359,764
3.50%, 3/10/2024	KRW	1,560,000,000	1,418,559
3.75%, 6/10/2022	KRW	100,000,000	90,649
3.75%, 12/10/2033	KRW	110,000,000	112,439
4.00%, 12/10/2031	KRW	395,000,000	405,389
4.25%, 6/10/2021	KRW	467,000,000	425,953
4.75%, 12/10/2030	KRW	120,000,000	130,841

			14,533,069

THAILAND — 4.6%
Thailand Government Bond:
1.88%, 6/17/2022	THB	7,500,000	205,023
2.55%, 6/26/2020	THB	14,500,000	413,040
2.80%, 10/10/2017	THB	8,000,000	225,482
2.88%, 6/17/2046	THB	2,885,000	71,619
3.40%, 6/17/2036	THB	3,750,000	105,480
3.45%, 3/8/2019	THB	10,200,000	295,302
3.58%, 12/17/2027	THB	16,650,000	490,108
3.63%, 6/16/2023	THB	14,730,000	438,690
3.65%, 12/17/2021	THB	14,800,000	441,514
3.65%, 6/20/2031	THB	3,700,000	107,635
3.78%, 6/25/2032	THB	5,700,000	167,676
3.80%, 6/14/2041	THB	9,750,000	289,512
3.85%, 12/12/2025	THB	16,700,000	509,701
3.88%, 6/13/2019	THB	10,500,000	307,885
4.00%, 6/17/2066	THB	10,000,000	297,724
4.68%, 6/29/2044	THB	8,500,000	288,758
4.85%, 6/17/2061	THB	2,000,000	71,469
4.88%, 6/22/2029	THB	13,185,000	434,920
5.13%, 3/13/2018	THB	5,800,000	168,627

			5,330,165

TURKEY — 4.6%
Turkey Government Bond:
7.10%, 3/8/2023	TRY	1,350,000	316,046
7.40%, 2/5/2020	TRY	1,325,000	343,530
8.00%, 3/12/2025	TRY	1,100,000	261,115
8.50%, 7/10/2019	TRY	900,000	245,110
8.50%, 9/14/2022	TRY	900,000	227,968
8.70%, 7/11/2018	TRY	1,350,000	374,957
8.80%, 11/14/2018	TRY	1,780,000	492,744
8.80%, 9/27/2023	TRY	1,130,000	286,548
9.00%, 7/24/2024	TRY	525,000	133,653
9.20%, 9/22/2021	TRY	1,300,000	346,472

See accompanying notes to financial statements.

276

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount		Value

9.40%, 7/8/2020	TRY	1,050,000	$287,156
9.50%, 1/12/2022	TRY	375,000	100,530
10.40%, 3/20/2024	TRY	850,000	233,305
10.50%, 1/15/2020	TRY	1,400,000	398,795
10.60%, 2/11/2026	TRY	1,040,000	287,381
10.70%, 2/17/2021	TRY	3,500,000	990,022

			5,325,332

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $124,086,320)			114,849,634

	Shares

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (a) (b) (Cost $122,343)		122,343	122,343

TOTAL INVESTMENTS — 98.3%
(Cost $124,208,663)			114,971,977
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.7%			2,017,321

NET ASSETS — 100.0%			$116,989,298

(a)	The rate shown is the annualized seven-day yield at December 31, 2016.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

BRL — Brazilian Real

CLP — Chilean Peso

COP — Colombian Peso

CZK — Czech Koruna

HUF — Hungary Forint

IDR — Indonesian Rupiah

ILS — Israeli New Shekel

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peruvian Nuevo Sol

PHP — Philippine Peso

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

THB — Thai Baht

TRY — Turkish New Lira

USD — U.S. Dollar

ZAR — South African Rand

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Brazil	$—	$14,683,986	$—	$14,683,986
Chile	—	2,171,334	—	2,171,334
Colombia	—	5,335,972	—	5,335,972
Czech Republic	—	4,572,401	—	4,572,401
Hungary	—	4,189,251	—	4,189,251
Indonesia	—	8,617,862	—	8,617,862
Israel	—	5,384,137	—	5,384,137
Malaysia	—	8,593,367	—	8,593,367
Mexico	—	9,195,467	—	9,195,467
Peru	—	2,861,742	—	2,861,742
Philippines	—	5,524,629	—	5,524,629
Poland	—	5,252,532	—	5,252,532
Romania	—	3,264,917	—	3,264,917
Russia	—	4,690,338	—	4,690,338
South Africa	—	5,323,133	—	5,323,133
South Korea	—	14,533,069	—	14,533,069
Thailand	—	5,330,165	—	5,330,165
Turkey	—	5,325,332	—	5,325,332
Short-Term Investment	122,343	—	—	122,343

TOTAL INVESTMENTS	$122,343	$114,849,634	$—	$114,971,977

See accompanying notes to financial statements.

277

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	1,945,965	$1,945,965	27,109,542	29,055,507	—	$—	$1,143	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	7,655,253	7,532,910	122,343	122,343	144	—

TOTAL		$1,945,965				$122,343	$1,287	$—

See accompanying notes to financial statements.

278

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 98.2%
ADVERTISING — 0.5%
Acosta, Inc. 7.75%, 10/1/2022 (a) (b)	$14,974,000	$12,615,595
Lamar Media Corp.:
5.00%, 5/1/2023	9,598,000	9,885,940
5.38%, 1/15/2024	7,936,000	8,253,440
5.88%, 2/1/2022	6,281,000	6,469,430
MDC Partners, Inc. 6.50%, 5/1/2024 (a) (b)	13,025,000	11,689,937
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/2022	9,210,000	9,543,863
5.63%, 2/15/2024	4,689,000	4,888,283

		63,346,488

AEROSPACE & DEFENSE — 0.7%
Accudyne Industries Borrower/Accudyne Industries LLC 7.75%, 12/15/2020 (b)	9,576,000	7,972,020
KLX, Inc. 5.88%, 12/1/2022 (b)	18,643,000	19,155,682
TransDigm, Inc.:
6.00%, 7/15/2022 (a)	14,505,000	15,085,200
6.38%, 6/15/2026 (a) (b)	22,035,000	22,629,945
6.50%, 7/15/2024 (a)	17,319,000	18,120,870

		82,963,717

AGRICULTURE — 0.2%
Alliance One International, Inc. 9.88%, 7/15/2021 (a)	11,602,000	9,803,690
Vector Group, Ltd. 7.75%, 2/15/2021	13,775,000	14,326,000

		24,129,690

AIRLINES — 0.3%
American Airlines Group, Inc.:
4.63%, 3/1/2020 (a) (b)	8,751,000	8,840,260
5.50%, 10/1/2019 (a) (b)	14,999,000	15,486,467
6.13%, 6/1/2018	5,743,000	5,987,078

		30,313,805

APPAREL — 0.3%
Hanesbrands, Inc.:
4.63%, 5/15/2024 (b)	8,688,000	8,427,360
4.88%, 5/15/2026 (b)	20,058,000	19,669,376
Levi Strauss & Co. 6.88%, 5/1/2022	7,678,000	8,061,900

		36,158,636

AUTO MANUFACTURERS — 0.6%
Fiat Chrysler Automobiles NV:
4.50%, 4/15/2020 (a)	26,608,000	27,190,050
5.25%, 4/15/2023 (a)	21,096,000	21,517,920
Jaguar Land Rover Automotive PLC:
4.13%, 12/15/2018 (b)	7,510,000	7,735,300
4.25%, 11/15/2019 (b)	8,941,000	9,276,287
5.63%, 2/1/2023 (a) (b)	9,916,000	10,362,220

		76,081,777

AUTO PARTS & EQUIPMENT — 1.5%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (b)	15,110,000	14,685,031
Allison Transmission, Inc. 5.00%, 10/1/2024 (b)	13,910,000	14,083,875
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022 (a)	10,906,000	11,225,546
Goodyear Tire & Rubber Co.:
5.00%, 5/31/2026	17,604,000	17,489,574
5.13%, 11/15/2023 (a)	21,142,000	21,776,260
7.00%, 5/15/2022	4,185,000	4,404,713
IHO Verwaltungs GmbH PIK, 4.13%, 9/15/2021 (b)	6,465,000	6,529,650
MPG Holdco I, Inc. 7.38%, 10/15/2022 (a)	8,493,000	8,875,185
Schaeffler Finance B.V.:
4.25%, 5/15/2021 (b)	12,223,000	12,513,296
4.75%, 5/15/2023 (b)	8,700,000	8,868,562
Tenneco, Inc. 5.00%, 7/15/2026	9,073,000	8,942,576
ZF North America Capital, Inc.:
4.00%, 4/29/2020 (a) (b)	8,234,000	8,583,945
4.50%, 4/29/2022 (b)	21,304,000	21,943,120
4.75%, 4/29/2025 (b)	25,660,000	26,078,258

		185,999,591

BANKS — 2.3%
CIT Group, Inc.:
5.00%, 8/15/2022 (a)	12,580,000	13,114,650
5.25%, 3/15/2018	20,362,000	21,023,765
5.50%, 2/15/2019 (b)	36,892,000	38,921,060
Deutsche Bank AG:
5 year USD Swap + 2.25%, 4.30%, 5/24/2028 (c)	27,680,000	25,174,960
4.50%, 4/1/2025 (a)	17,590,000	16,786,137
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (b)	31,584,000	29,150,285
5.71%, 1/15/2026 (b)	27,959,000	26,602,768
Royal Bank of Scotland Group PLC:
5.13%, 5/28/2024 (a)	35,776,000	35,550,801
6.00%, 12/19/2023	31,173,000	32,322,217
6.13%, 12/15/2022	36,814,000	39,030,203

		277,676,846

BEVERAGES — 0.1%
Cott Beverages, Inc.:
5.38%, 7/1/2022	4,356,000	4,432,230
6.75%, 1/1/2020	11,830,000	12,258,838

		16,691,068

BIOTECHNOLOGY — 0.1%
AMAG Pharmaceuticals, Inc. 7.88%, 9/1/2023 (b)	7,955,000	7,955,000
Concordia International Corp.:
7.00%, 4/15/2023 (b)	11,128,000	3,449,680
9.00%, 4/1/2022 (a) (b)	1,750,000	1,471,094
9.50%, 10/21/2022 (a) (b)	12,570,000	4,462,350

		17,338,124

See accompanying notes to financial statements.

279

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

CHEMICALS — 2.7%
Ashland LLC:
3.88%, 4/15/2018	$5,462,000	$5,595,136
4.75%, 8/15/2022	22,143,000	22,931,844
Axalta Coating Systems LLC 4.88%, 8/15/2024 (b)	9,063,000	9,063,000
Blue Cube Spinco, Inc.:
9.75%, 10/15/2023 (a)	14,000,000	16,651,250
10.00%, 10/15/2025	6,318,000	7,561,856
CF Industries, Inc.:
3.45%, 6/1/2023 (a)	13,810,000	12,290,900
4.95%, 6/1/2043	13,232,000	10,817,160
5.38%, 3/15/2044	9,657,000	7,967,025
Chemours Co.:
6.63%, 5/15/2023 (a)	22,085,000	21,864,150
7.00%, 5/15/2025 (a)	13,095,000	12,898,575
Consolidated Energy Finance SA 6.75%, 10/15/2019 (b)	19,671,000	19,598,021
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a) (b)	8,350,000	8,600,500
Hexion, Inc. 6.63%, 4/15/2020 (a)	26,286,000	23,263,110
Huntsman International LLC 4.88%, 11/15/2020 (a)	8,229,000	8,511,872
INEOS Group Holdings SA:
5.63%, 8/1/2024 (a) (b)	9,011,075	8,920,964
5.88%, 2/15/2019 (a) (b)	9,893,000	10,115,593
Momentive Performance Materials, Inc. 3.88%, 10/24/2021	20,078,000	18,823,125
Platform Specialty Products Corp.:
6.50%, 2/1/2022 (a) (b)	17,908,000	18,042,310
10.38%, 5/1/2021 (b)	10,065,000	11,146,988
PolyOne Corp. 5.25%, 3/15/2023 (a)	8,017,000	8,137,255
PQ Corp. 6.75%, 11/15/2022 (b)	9,759,000	10,442,130
Rayonier AM Products, Inc. 5.50%, 6/1/2024 (a) (b)	9,276,000	8,673,060
TPC Group, Inc. 8.75%, 12/15/2020 (b)	10,733,000	9,176,715
Tronox Finance LLC:
6.38%, 8/15/2020 (a)	15,566,000	14,554,210
7.50%, 3/15/2022 (a) (b)	10,398,000	9,670,140
WR Grace & Co-Conn 5.13%, 10/1/2021 (b)	12,047,000	12,558,997

		327,875,886

COAL — 0.3%
CONSOL Energy, Inc.:
5.88%, 4/15/2022	30,108,000	29,675,197
8.00%, 4/1/2023	8,526,000	8,749,808

		38,425,005

COMMERCIAL SERVICES — 3.7%
ADT Corp.:
4.88%, 7/15/2032 (b)	20,898,000	17,136,360
3.50%, 7/15/2022	9,941,000	9,468,803
6.25%, 10/15/2021 (a)	15,309,000	16,648,537

Ahern Rentals, Inc. 7.38%, 5/15/2023 (b)	10,196,000	8,513,660
APX Group, Inc.:
6.38%, 12/1/2019 (a)	6,484,000	6,670,415
7.88%, 12/1/2022	10,139,000	10,981,804
8.75%, 12/1/2020 (a)	18,174,000	18,310,305
Ashtead Capital, Inc.:
5.63%, 10/1/2024 (a) (b)	8,185,000	8,573,788
6.50%, 7/15/2022 (b)	14,058,000	14,725,755
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.50%, 4/1/2023 (a)	11,738,000	11,503,240
Brand Energy & Infrastructure Services, Inc. 8.50%, 12/1/2021 (b)	9,171,000	9,377,348
Cenveo Corp. 6.00%, 8/1/2019 (b)	11,679,000	10,423,508
Global A&T Electronics, Ltd. 10.00%, 2/1/2019 (b)	9,303,000	7,070,280
Harland Clarke Holdings Corp. 9.25%, 3/1/2021 (b)	10,770,000	9,477,600
Herc Rentals, Inc.:
7.50%, 6/1/2022 (b)	9,262,000	9,771,410
7.75%, 6/1/2024 (a) (b)	10,542,000	11,148,165
Hertz Corp.:
5.50%, 10/15/2024 (a) (b)	12,465,000	10,844,550
5.88%, 10/15/2020 (a)	1,911,000	1,872,780
6.25%, 10/15/2022 (a)	21,500,000	20,169,687
IHS Markit, Ltd. 5.00%, 11/1/2022 (b)	10,484,000	10,864,045
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.38%, 8/1/2023 (a) (b)	18,229,000	19,505,030
Jurassic Holdings III, Inc. 6.88%, 2/15/2021 (a) (b)	9,372,000	7,685,040
Laureate Education, Inc. 9.25%, 9/1/2019 (a) (b)	23,729,000	24,234,428
Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (b)	10,800,000	10,800,000
Monitronics International, Inc. 9.13%, 4/1/2020	12,574,000	11,850,995
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (b)	52,552,000	57,281,680
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (b)	8,075,000	8,200,970
Service Corp. International 5.38%, 5/15/2024	12,757,000	13,299,172
ServiceMaster Co. LLC 5.13%, 11/15/2024 (b)	11,765,000	11,970,887
Team Health, Inc. 7.25%, 12/15/2023 (b)	8,250,000	9,384,375
United Rentals North America, Inc.:
4.63%, 7/15/2023	17,075,000	17,416,500
5.75%, 11/15/2024	14,336,000	15,052,800
6.13%, 6/15/2023	13,809,000	14,620,279

		444,854,196

See accompanying notes to financial statements.

280

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

CONSTRUCTION MATERIALS — 1.0%
Builders FirstSource, Inc. 5.63%, 9/1/2024 (b)	$12,400,000	$12,462,000
CIMPOR Financial Operations B.V. 5.75%, 7/17/2024 (a) (b)	10,650,000	8,812,875
GCP Applied Technologies, Inc. 9.50%, 2/1/2023 (b)	8,469,000	9,718,177
Griffon Corp. 5.25%, 3/1/2022	9,780,000	9,908,362
Masco Corp.:
4.38%, 4/1/2026	10,651,000	10,717,569
4.45%, 4/1/2025	4,920,000	4,993,800
Ply Gem Industries, Inc. 6.50%, 2/1/2022	7,415,000	7,655,988
St Marys Cement, Inc. Canada 5.75%, 1/28/2027 (b)	7,196,000	6,899,165
Standard Industries, Inc.:
5.13%, 2/15/2021 (b)	5,472,000	5,690,880
5.38%, 11/15/2024 (b)	9,529,000	9,767,225
5.50%, 2/15/2023 (b)	7,327,000	7,583,445
6.00%, 10/15/2025 (a) (b)	21,390,000	22,512,975
Summit Materials LLC/Summit Materials Finance Corp. 6.13%, 7/15/2023	8,492,000	8,714,915

		125,437,376

DISTRIBUTION & WHOLESALE — 0.7%
American Builders & Contractors Supply Co., Inc. 5.63%, 4/15/2021 (b)	9,068,000	9,340,040
American Tire Distributors, Inc. 10.25%, 3/1/2022 (b)	15,630,000	15,014,569
H&E Equipment Services, Inc. 7.00%, 9/1/2022 (a)	10,548,000	11,101,770
HD Supply, Inc.:
5.25%, 12/15/2021 (b)	21,625,000	22,814,375
5.75%, 4/15/2024 (b)	13,570,000	14,282,425
Ingram Micro, Inc. 5.45%, 12/15/2024	6,777,000	6,326,329
LKQ Corp. 4.75%, 5/15/2023	7,723,000	7,684,385

		86,563,893

DIVERSIFIED FINANCIAL SERVICES — 3.3%
Aircastle, Ltd.:
5.00%, 4/1/2023	2,250,000	2,306,250
5.13%, 3/15/2021	7,898,000	8,411,370
5.50%, 2/15/2022	1,923,000	2,038,380
6.25%, 12/1/2019	8,742,000	9,441,360
Ally Financial, Inc.:
3.60%, 5/21/2018	10,027,000	10,114,736
3.75%, 11/18/2019	9,262,000	9,301,827
5.75%, 11/20/2025 (a)	26,978,000	26,983,396
BCD Acquisition, Inc. 9.63%, 9/15/2023 (b)	13,914,000	14,887,980
CIT Group, Inc. 5.00%, 8/1/2023 (a)	6,250,000	6,437,500
DFC Finance Corp. PIK, 12.00%, 6/16/2020 (b)	7,920,680	4,514,788

Enova International, Inc. 9.75%, 6/1/2021	10,050,000	10,024,875
FBM Finance, Inc. 8.25%, 8/15/2021 (b)	9,818,000	10,339,581
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.88%, 3/15/2019	24,250,000	24,492,500
5.88%, 2/1/2022	16,629,000	16,504,282
6.00%, 8/1/2020	28,284,000	28,920,390
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.38%, 4/1/2020 (b)	9,677,000	9,677,000
Nationstar Mortgage LLC/Nationstar Capital Corp. 6.50%, 7/1/2021	10,737,000	10,871,213
Navient Corp.:
4.88%, 6/17/2019	17,400,000	18,009,000
5.50%, 1/15/2019	20,345,000	21,184,231
5.50%, 1/25/2023 (a)	9,118,000	8,804,569
5.88%, 10/25/2024	3,400,000	3,247,000
NFP Corp. 9.00%, 7/15/2021 (b)	8,855,000	9,259,009
OneMain Financial Holdings LLC:
6.75%, 12/15/2019 (b)	7,652,000	7,977,210
7.25%, 12/15/2021 (b)	17,268,000	18,000,163
Quicken Loans, Inc. 5.75%, 5/1/2025 (a) (b)	19,962,000	19,425,521
Solera LLC/Solera FIinance, Inc. 10.50%, 3/1/2024 (a) (b)	29,303,000	32,965,875
Springleaf Finance Corp.:
5.25%, 12/15/2019	15,600,000	15,834,000
7.75%, 10/1/2021	13,527,000	14,270,985
8.25%, 12/15/2020 (a)	9,755,000	10,590,272
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/2018 (b)	11,156,000	9,622,050
Walter Investment Management Corp. 7.88%, 12/15/2021	8,748,000	7,075,382

		401,532,695

ELECTRIC — 2.7%
AES Corp.:
4.88%, 5/15/2023 (a)	16,734,000	16,524,825
5.50%, 3/15/2024 (a)	7,359,000	7,414,193
7.38%, 7/1/2021	15,274,000	16,992,325
Calpine Corp.:
5.38%, 1/15/2023 (a)	22,573,000	22,065,107
5.75%, 1/15/2025 (a)	29,063,000	28,045,795
6.00%, 1/15/2022 (b)	6,280,000	6,546,900
Dynegy, Inc.:
6.75%, 11/1/2019	35,152,000	35,855,040
7.38%, 11/1/2022 (a)	30,298,000	28,934,590
7.63%, 11/1/2024 (a)	16,743,000	15,445,418
Enel SpA 5 year USD Swap + 5.88%, 8.75%, 9/24/2073 (b) (c)	20,445,000	23,332,856
FirstEnergy Transmission LLC 4.35%, 1/15/2025 (b)	10,519,000	10,831,750
InterGen NV 7.00%, 6/30/2023 (b)	10,366,000	9,225,740

See accompanying notes to financial statements.

281

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

NRG Energy, Inc.:
6.25%, 7/15/2022	$12,575,000	$12,575,000
6.63%, 3/15/2023 (a)	6,360,000	6,344,100
6.63%, 1/15/2027 (a) (b)	21,365,000	20,029,687
7.25%, 5/15/2026 (a) (b)	12,985,000	12,920,075
NRG Yield Operating LLC 5.38%, 8/15/2024 (a)	9,524,000	9,571,620
Talen Energy Supply LLC:
4.60%, 12/15/2021 (a)	12,275,000	9,682,520
4.63%, 7/15/2019 (a) (b)	11,447,000	10,874,650
6.50%, 6/1/2025 (a)	13,424,000	10,470,720
Terraform Global Operating LLC 9.75%, 8/15/2022 (b)	14,005,000	14,915,325

		328,598,236

ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
Belden, Inc. 5.50%, 9/1/2022 (b)	8,970,000	9,239,100
Energizer Holdings, Inc. 5.50%, 6/15/2025 (b)	7,664,000	7,721,480
General Cable Corp. 5.75%, 10/1/2022	10,480,000	10,113,200
WESCO Distribution, Inc. 5.38%, 12/15/2021	6,836,000	7,058,170

		34,131,950

ENERGY-ALTERNATE SOURCES — 0.2%
TerraForm Power Operating LLC 6.38%, 2/1/2023 (b) (d)	17,887,000	18,021,153

ENGINEERING & CONSTRUCTION — 0.4%
AECOM:
5.75%, 10/15/2022	4,526,000	4,786,245
5.88%, 10/15/2024 (a)	20,100,000	21,431,625
SBA Communications Corp.:
4.88%, 7/15/2022	8,351,000	8,486,704
4.88%, 9/1/2024 (b)	19,365,000	19,074,525

		53,779,099

ENTERTAINMENT — 2.2%
AMC Entertainment Holdings, Inc.:
5.75%, 6/15/2025	7,451,000	7,618,648
5.88%, 11/15/2026 (a) (b)	12,112,000	12,384,520
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp. 5.25%, 3/15/2021	10,236,000	10,568,670
Churchill Downs, Inc. 5.38%, 12/15/2021	172,000	178,450
Cinemark USA, Inc. 4.88%, 6/1/2023	12,259,000	12,412,237
GLP Capital L.P./GLP Financing II, Inc.:
4.38%, 11/1/2018	7,394,000	7,636,523
4.88%, 11/1/2020	12,087,000	12,737,281
5.38%, 11/1/2023 (a)	3,399,000	3,636,930
5.38%, 4/15/2026	17,884,000	18,617,244
International Game Technology PLC:
5.63%, 2/15/2020 (b)	9,273,000	9,825,671
6.25%, 2/15/2022 (b)	22,385,000	24,007,912
6.50%, 2/15/2025 (a) (b)	20,451,000	21,805,879

Isle of Capri Casinos, Inc. 5.88%, 3/15/2021	7,082,000	7,329,870
Lions Gate Entertainment Corp. 5.88%, 11/1/2024 (b)	8,304,000	8,428,560
Mohegan Tribal Gaming Authority 7.88%, 10/15/2024 (a) (b)	9,240,000	9,424,800
Pinnacle Entertainment, Inc. 5.63%, 5/1/2024 (b)	9,410,000	9,422,233
Regal Entertainment Group 5.75%, 3/15/2022	10,539,000	11,039,603
Scientific Games International, Inc.:
7.00%, 1/1/2022 (a) (b)	10,536,000	11,299,860
10.00%, 12/1/2022	41,389,000	41,182,055
Six Flags Entertainment Corp. 5.25%, 1/15/2021 (a) (b)	11,427,000	11,684,107
WMG Acquisition Corp. 6.75%, 4/15/2022 (a) (b)	8,812,000	9,285,645

		260,526,698

ENVIRONMENTAL CONTROL — 0.3%
Clean Harbors, Inc.:
5.13%, 6/1/2021	12,696,000	12,960,077
5.25%, 8/1/2020	12,889,000	13,195,114
GFL Environmental, Inc. 9.88%, 2/1/2021 (b)	8,358,000	9,193,800

		35,348,991

FOOD — 2.1%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
5.75%, 3/15/2025 (b)	19,693,000	19,545,302
6.63%, 6/15/2024 (b)	19,923,000	20,719,920
B&G Foods, Inc. 4.63%, 6/1/2021 (a)	9,927,000	10,125,540
Dean Foods Co. 6.50%, 3/15/2023 (b)	12,499,000	13,123,950
Fresh Market, Inc. 9.75%, 5/1/2023 (b)	12,639,000	10,782,647
Ingles Markets, Inc. 5.75%, 6/15/2023	9,472,000	9,732,480
JBS USA LUX SA/JBS USA Finance, Inc.:
5.75%, 6/15/2025 (b)	12,283,000	12,510,236
5.88%, 7/15/2024 (b)	9,104,000	9,377,120
8.25%, 2/1/2020 (b)	14,167,000	14,514,729
Lamb Weston Holdings, Inc.:
4.63%, 11/1/2024 (b)	14,175,000	14,210,437
4.88%, 11/1/2026 (b)	13,980,000	13,778,688
Pilgrim’s Pride Corp. 5.75%, 3/15/2025 (b)	9,461,000	9,461,000
Post Holdings, Inc.:
5.00%, 8/15/2026 (b)	37,849,000	36,240,417
6.75%, 12/1/2021 (b)	10,791,000	11,573,348
7.75%, 3/15/2024 (b)	8,305,000	9,218,550
Smithfield Foods, Inc. 6.63%, 8/15/2022	12,000,000	12,600,000
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (b)	11,625,000	12,177,188

See accompanying notes to financial statements.

282

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

US Foods, Inc. 5.88%, 6/15/2024 (b)	$10,808,000	$11,213,300
WhiteWave Foods Co. 5.38%, 10/1/2022	6,658,000	7,273,865

		258,178,717

FOOD SERVICE — 0.1%
Aramark Services, Inc.:
4.75%, 6/1/2026 (b)	8,481,000	8,417,392
5.13%, 1/15/2024 (b)	6,807,000	6,994,193

		15,411,585

FOREST PRODUCTS & PAPER — 0.2%
Cascades, Inc. 5.50%, 7/15/2022 (b)	7,615,000	7,729,225
Resolute Forest Products, Inc. 5.88%, 5/15/2023 (a)	12,497,000	11,184,815

		18,914,040

GAS — 0.4%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	10,330,000	10,484,950
5.63%, 5/20/2024	12,490,000	12,771,025
5.88%, 8/20/2026	8,427,000	8,553,405
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 11/1/2023 (b)	12,141,000	12,535,583

		44,344,963

HEALTH CARE PRODUCTS — 1.2%
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp. 8.13%, 6/15/2021 (b)	17,431,000	15,121,393
Hologic, Inc. 5.25%, 7/15/2022 (b)	14,571,000	15,354,191
Kinetic Concepts, Inc./KCI USA, Inc.:
7.88%, 2/15/2021 (b)	5,811,000	6,304,935
9.63%, 10/1/2021 (b)	29,805,000	31,481,531
12.50%, 11/1/2021 (b)	7,835,000	8,226,750
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/2020 (a) (b)	8,961,000	8,994,604
5.63%, 10/15/2023 (b)	13,594,000	12,676,405
5.75%, 8/1/2022 (a) (b)	15,620,000	14,995,200
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.63%, 5/15/2022 (a) (b)	22,010,000	19,478,850
Universal Hospital Services, Inc. 7.63%, 8/15/2020	13,736,000	13,547,130

		146,180,989

HEALTH CARE SERVICES — 5.5%
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023 (a)	9,480,000	9,480,000
Centene Corp.:
4.75%, 5/15/2022	12,600,000	12,741,750
4.75%, 1/15/2025	19,177,000	18,721,546
5.63%, 2/15/2021	23,067,000	24,252,644

CHS/Community Health Systems, Inc.:
6.88%, 2/1/2022 (a)	52,647,000	36,852,900
7.13%, 7/15/2020 (a)	14,600,000	11,063,880
8.00%, 11/15/2019 (a)	34,831,000	29,014,223
DaVita, Inc.:
5.00%, 5/1/2025	27,669,000	27,281,634
5.13%, 7/15/2024	37,167,000	37,074,082
5.75%, 8/15/2022	9,803,000	10,244,135
Envision Healthcare Corp.:
5.63%, 7/15/2022 (a)	16,611,000	17,125,941
5.13%, 7/1/2022 (a) (b)	11,522,000	11,478,793
6.25%, 12/1/2024 (b)	9,901,000	10,470,308
Fresenius Medical Care US Finance II, Inc.:
4.13%, 10/15/2020 (b)	10,925,000	11,286,891
5.63%, 7/31/2019 (b)	7,509,000	7,997,085
5.88%, 1/31/2022 (a) (b)	12,293,000	13,460,835
HCA, Inc.:
3.75%, 3/15/2019	16,250,000	16,676,562
5.00%, 3/15/2024	30,610,000	31,589,520
5.38%, 2/1/2025	42,383,000	42,438,098
6.50%, 2/15/2020	11,884,000	13,001,096
HealthSouth Corp. 5.75%, 11/1/2024	19,430,000	19,685,019
Kindred Healthcare, Inc.:
6.38%, 4/15/2022	11,679,000	10,540,298
8.00%, 1/15/2020	4,227,000	4,205,865
8.75%, 1/15/2023 (a)	15,747,000	14,693,919
LifePoint Health, Inc.:
5.38%, 5/1/2024 (a) (b)	11,219,000	10,960,963
5.50%, 12/1/2021 (a)	12,013,000	12,433,455
5.88%, 12/1/2023 (a)	9,970,000	10,094,625
MEDNAX, Inc. 5.25%, 12/1/2023 (b)	9,679,000	9,981,469
Molina Healthcare, Inc. 5.38%, 11/15/2022	9,395,000	9,530,053
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (b)	26,489,000	27,882,321
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 5/1/2023 (b)	16,297,000	16,226,923
Select Medical Corp. 6.38%, 6/1/2021 (a)	11,722,000	11,722,000
Tenet Healthcare Corp.:
6.00%, 10/1/2020	26,682,000	27,949,395
6.75%, 6/15/2023 (a)	30,309,000	26,747,692
7.50%, 1/1/2022 (b)	3,385,000	3,528,863
8.13%, 4/1/2022 (a)	45,654,000	42,960,414
WellCare Health Plans, Inc. 5.75%, 11/15/2020	14,087,000	14,474,392

		665,869,589

HOLDING COMPANIES-DIVERS — 0.7%
HRG Group, Inc.:
7.75%, 1/15/2022	18,986,000	19,792,905
7.88%, 7/15/2019	9,831,000	10,230,385
Nielsen Co. Luxembourg SARL 5.50%, 10/1/2021 (b)	2,194,000	2,281,760

See accompanying notes to financial statements.

283

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Opal Acquisition, Inc. 8.88%, 12/15/2021 (b)	$10,115,000	$8,648,325
PetSmart, Inc. 7.13%, 3/15/2023 (a) (b)	33,173,000	33,836,460
Stena AB 7.00%, 2/1/2024 (a) (b)	7,450,000	6,597,906

		81,387,741

HOME BUILDERS — 0.9%
Beazer Homes USA, Inc. 8.75%, 3/15/2022 (b)	9,486,000	10,244,880
Brookfield Residential Properties, Inc. 6.50%, 12/15/2020 (b)	10,865,000	11,109,462
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 6.13%, 7/1/2022 (b)	6,655,000	6,688,275
K Hovnanian Enterprises, Inc. 7.25%, 10/15/2020 (b)	10,120,000	9,515,836
Lennar Corp.:
4.50%, 6/15/2019	5,215,000	5,365,192
4.50%, 11/15/2019	4,620,000	4,773,038
4.75%, 11/15/2022 (a)	16,344,000	16,742,385
PulteGroup, Inc.:
4.25%, 3/1/2021	9,071,428	9,269,865
5.00%, 1/15/2027 (a)	7,300,000	6,935,000
5.50%, 3/1/2026	16,525,000	16,359,750
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25%, 4/15/2021 (b)	8,884,000	9,150,520

		106,154,203

HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.50%, 6/15/2026	9,427,000	9,474,135

HOUSEHOLD PRODUCTS — 0.4%
Avon International Operations, Inc. 7.88%, 8/15/2022 (b)	7,995,000	8,454,713
Avon Products, Inc. 7.00%, 3/15/2023 (a)	8,882,000	8,393,490
Edgewell Personal Care Co. 4.70%, 5/24/2022	6,695,000	6,904,219
First Quality Finance Co., Inc. 4.63%, 5/15/2021 (b)	8,424,000	8,339,760
Revlon Consumer Products Corp.:
5.75%, 2/15/2021	10,049,000	10,124,367
6.25%, 8/1/2024	111	114

		42,216,663

HOUSEHOLD PRODUCTS & WARES — 0.4%
ACCO Brands Corp. 6.75%, 4/30/2020 (a)	8,449,000	8,886,658
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (b)	11,940,000	11,940,000
Spectrum Brands, Inc.:
5.75%, 7/15/2025	16,052,000	16,613,820
6.63%, 11/15/2022	9,761,000	10,322,258

		47,762,736

HOUSEWARES — 0.1%
RSI Home Products, Inc. 6.50%, 3/15/2023 (b)	10,313,000	10,777,085

INSURANCE — 0.5%
Alliant Holdings Intermediate LLC 8.25%, 8/1/2023 (b)	8,775,000	9,032,765
CNO Financial Group, Inc. 5.25%, 5/30/2025	7,533,000	7,523,584
HUB International, Ltd. 7.88%, 10/1/2021 (b)	20,366,000	21,587,960
USI, Inc. 7.75%, 1/15/2021 (b)	11,264,000	11,510,400
Voya Financial, Inc. 3 month USD LIBOR + 3.58%, 5.65%, 5/15/2053 (c)	12,364,000	12,085,810

		61,740,519

INTERNET — 0.9%
Netflix, Inc.:
4.38%, 11/15/2026 (b)	14,910,000	14,462,700
5.50%, 2/15/2022	10,142,000	10,928,005
5.88%, 2/15/2025	13,023,000	14,097,397
TIBCO Software, Inc. 11.38%, 12/1/2021 (b)	17,518,000	17,518,000
VeriSign, Inc. 4.63%, 5/1/2023	9,856,000	9,954,560
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/1/2023	22,552,000	23,397,700
6.38%, 5/15/2025	17,048,000	17,687,300

		108,045,662

IRON/STEEL — 0.9%
Allegheny Technologies, Inc. 7.88%, 8/15/2023	9,728,000	9,533,440
ArcelorMittal:
6.13%, 6/1/2025 (a)	8,530,000	9,340,350
7.25%, 2/25/2022 (a)	17,074,000	19,326,061
BlueScope Steel Finance, Ltd./BlueScope Steel Finance USA LLC 6.50%, 5/15/2021 (b)	9,009,000	9,459,450
Cliffs Natural Resources, Inc. 8.25%, 3/31/2020 (b)	11,048,000	12,097,560
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 5/1/2022 (b)	11,857,000	11,827,357
Steel Dynamics, Inc.:
5.00%, 12/15/2026 (b)	2,000,000	1,992,500
5.13%, 10/1/2021	12,131,000	12,631,404
5.50%, 10/1/2024	3,760,000	3,985,600

United States Steel Corp. 8.38%, 7/1/2021 (b)	16,153,000	17,889,447

		108,083,169

See accompanying notes to financial statements.

284

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

IT SERVICES — 1.2%
Conduent Finance, Inc./Xerox Business Services LLC 10.50%, 12/15/2024 (b)	$8,540,000	$9,111,113
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.88%, 6/15/2021 (b)	28,016,000	29,784,510
EMC Corp.:
1.88%, 6/1/2018	36,602,000	36,190,227
2.65%, 6/1/2020	32,744,000	31,925,400
NCR Corp.:
4.63%, 2/15/2021	7,698,000	7,837,526
5.00%, 7/15/2022	15,182,000	15,504,618
6.38%, 12/15/2023	5,464,000	5,860,140
Riverbed Technology, Inc. 8.88%, 3/1/2023 (b)	10,580,000	11,161,900

		147,375,434

LEISURE TIME — 0.5%
24 Hour Holdings III LLC 8.00%, 6/1/2022 (a) (b)	6,922,000	5,883,700
NCL Corp., Ltd.:
4.63%, 11/15/2020 (b)	4,448,000	4,514,720
4.75%, 12/15/2021 (b)	11,005,000	10,998,397
Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022	11,474,000	12,262,837
Sabre GLBL, Inc.:
5.25%, 11/15/2023 (b)	15,505,000	15,921,697
5.38%, 4/15/2023 (b)	148,000	150,960
Viking Cruises, Ltd. 8.50%, 10/15/2022 (b)	7,867,000	8,162,013

		57,894,324

LODGING — 2.5%
Boyd Gaming Corp.:
6.38%, 4/1/2026 (b)	15,648,000	16,880,280
6.88%, 5/15/2023	8,302,000	8,986,915
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope:
8.00%, 10/1/2020	13,504,000	14,103,240
11.00%, 10/1/2021 (a)	17,748,000	19,389,690
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.38%, 5/1/2022	13,203,000	14,201,147
Diamond Resorts International, Inc.:
7.75%, 9/1/2023 (a) (b)	9,998,000	9,998,000
10.75%, 9/1/2024 (a) (b)	8,682,000	8,443,245
FelCor Lodging L.P. 5.63%, 3/1/2023	7,337,000	7,483,740
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024 (b)	15,410,000	14,947,700
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.63%, 10/15/2021	23,301,000	24,000,030
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. 6.75%, 11/15/2021 (b)	13,300,000	13,466,250

MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 5.63%, 5/1/2024 (a) (b)	18,723,000	19,565,535
MGM Resorts International:
6.00%, 3/15/2023	21,887,000	23,637,960
6.63%, 12/15/2021	22,490,000	25,076,350
7.75%, 3/15/2022	12,180,000	14,067,900
8.63%, 2/1/2019	915,000	1,028,277
Station Casinos LLC 7.50%, 3/1/2021 (a)	7,216,000	7,558,760
Studio City Co., Ltd. 7.25%, 11/30/2021 (b)	7,635,000	7,934,796
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (b)	5,416,000	5,145,200
5.38%, 3/15/2022	8,552,000	8,765,800
5.50%, 3/1/2025 (a) (b)	39,450,000	39,035,775

		303,716,590

MACHINERY, CONSTRUCTION & MINING — 0.3%
BlueLine Rental Finance Corp. 7.00%, 2/1/2019 (a) (b)	13,835,000	13,454,538
Cortes NP Acquisition Corp. 9.25%, 10/15/2024 (b)	12,905,000	13,679,300
Terex Corp. 6.00%, 5/15/2021 (a)	11,640,000	11,901,900

		39,035,738

MACHINERY-DIVERSIFIED — 0.6%
CNH Industrial Capital LLC:
3.63%, 4/15/2018	9,470,000	9,588,375
3.88%, 7/16/2018	8,010,000	8,110,125
3.88%, 10/15/2021	5,350,000	5,256,375
4.38%, 11/6/2020 (a)	6,928,000	7,135,840
CNH Industrial NV 4.50%, 8/15/2023	11,965,000	11,785,525
Gardner Denver, Inc. 6.88%, 8/15/2021 (a) (b)	9,768,000	9,719,160
Zebra Technologies Corp. 7.25%, 10/15/2022 (a)	15,510,000	16,867,125

		68,462,525

MEDIA — 10.5%
Altice Financing SA 7.50%, 5/15/2026 (b)	46,162,000	48,008,480
Altice US Finance I Corp.:
5.38%, 7/15/2023 (b)	19,410,000	20,162,137
5.50%, 5/15/2026 (b)	21,239,000	21,610,682
AMC Networks, Inc.:
4.75%, 12/15/2022	15,088,000	15,163,440
5.00%, 4/1/2024	9,327,000	9,361,976
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.50%, 5/1/2026 (b)	21,739,000	22,282,475
5.75%, 2/15/2026 (b)	43,690,000	45,166,722
5.88%, 4/1/2024 (a) (b)	27,149,000	28,965,268

See accompanying notes to financial statements.

285

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.13%, 12/15/2021 (b)	$23,692,000	$24,053,810
6.38%, 9/15/2020 (b)	19,353,000	19,909,399
7.75%, 7/15/2025 (a) (b)	3,395,000	3,759,963
Clear Channel Worldwide Holdings, Inc.:
Series B, 6.50%, 11/15/2022	38,549,000	39,419,840
Series B, 7.63%, 3/15/2020	39,042,000	38,895,592
CSC Holdings LLC:
5.50%, 4/15/2027 (b)	21,460,000	21,728,250
10.88%, 10/15/2025 (b)	33,890,000	40,237,597
DISH DBS Corp.:
5.00%, 3/15/2023	1,000,000	998,750
5.88%, 7/15/2022 (a)	33,693,000	35,461,882
5.88%, 11/15/2024 (a)	33,499,000	34,336,475
7.75%, 7/1/2026	31,595,000	35,702,350
Gray Television, Inc.:
5.13%, 10/15/2024 (b)	10,565,000	10,274,463
5.88%, 7/15/2026 (a) (b)	9,889,000	9,814,833
iHeartCommunications, Inc.:
9.00%, 12/15/2019	26,314,000	21,643,265
9.00%, 3/1/2021 (a)	10,686,000	7,854,210
9.00%, 9/15/2022 (a)	11,090,000	8,123,425
10.63%, 3/15/2023 (a)	9,795,000	7,370,738
McClatchy Co. 9.00%, 12/15/2022	9,162,000	9,757,530
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.50%, 8/1/2019 (a) (b)	9,017,000	9,073,356
Nexstar Broadcasting, Inc. 6.88%, 11/15/2020	7,498,000	7,760,430
Nexstar Escrow Corp. 5.63%, 8/1/2024 (a) (b)	16,835,164	16,666,812
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	9,298,000	9,483,960
5.00%, 4/15/2022 (a) (b)	49,682,000	50,613,537
Quebecor Media, Inc. 5.75%, 1/15/2023 (a)	22,713,000	23,621,520
SFR Group SA:
6.00%, 5/15/2022 (b)	64,553,000	66,166,825
6.25%, 5/15/2024 (b)	23,196,000	23,485,950
7.38%, 5/1/2026 (b)	83,340,000	85,423,500
Sinclair Television Group, Inc.:
5.38%, 4/1/2021	3,730,000	3,855,888
5.63%, 8/1/2024 (b)	17,182,000	17,525,640
6.13%, 10/1/2022	5,326,000	5,565,670
Sirius XM Radio, Inc.:
5.38%, 4/15/2025 (b)	17,658,000	17,569,710
5.38%, 7/15/2026 (b)	16,676,000	16,300,790
6.00%, 7/15/2024 (b)	24,001,000	25,093,045
Starz LLC/Starz Finance Corp. 5.00%, 9/15/2019	10,554,000	10,685,925
TEGNA, Inc.:
5.13%, 10/15/2019 (a)	12,163,000	12,482,279
5.13%, 7/15/2020	6,226,000	6,467,258
6.38%, 10/15/2023	11,484,000	12,151,508

Time, Inc. 5.75%, 4/15/2022 (b)	10,936,000	11,318,760
Tribune Media Co. 5.88%, 7/15/2022	16,371,000	16,596,920
Unitymedia GmbH 6.13%, 1/15/2025 (a) (b)	11,409,000	11,679,964
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.00%, 1/15/2025 (b)	14,335,000	14,272,284
5.50%, 1/15/2023 (a) (b)	11,317,000	11,783,826
Univision Communications, Inc.:
5.13%, 5/15/2023 (b)	16,726,000	16,475,110
5.13%, 2/15/2025 (b)	28,337,000	27,061,835
6.75%, 9/15/2022 (b)	17,137,000	17,993,850
Videotron, Ltd.:
5.00%, 7/15/2022	6,546,000	6,685,103
5.38%, 6/15/2024 (b)	5,286,000	5,431,365
Virgin Media Secured Finance PLC 5.50%, 8/15/2026 (b)	3,042,000	3,042,000
Western Digital Corp. 10.50%, 4/1/2024 (a) (b)	55,663,000	65,682,340
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25%, 7/15/2019	11,631,000	12,256,166
Ziggo Bond Finance B.V. 6.00%, 1/15/2027 (b)	5,220,000	5,076,450
Ziggo Secured Finance B.V. 5.50%, 1/15/2027 (b)	38,790,000	37,812,492

		1,263,225,620

METAL FABRICATE & HARDWARE — 0.6%
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.38%, 12/15/2023 (b)	12,535,000	13,169,271
Novelis Corp.:
5.88%, 9/30/2026 (b)	29,462,000	29,756,620
6.25%, 8/15/2024 (b)	14,104,000	14,950,240
Wise Metals Group LLC/Wise Alloys Finance Corp. 8.75%, 12/15/2018 (b)	11,638,000	12,103,520

		69,979,651

MINING — 2.6%
Alcoa Nederland Holding B.V.:
6.75%, 9/30/2024 (a) (b)	8,565,000	9,223,434
7.00%, 9/30/2026 (a) (b)	10,985,000	11,994,247
Aleris International, Inc. 9.50%, 4/1/2021 (b)	10,884,000	11,605,065
Anglo American Capital PLC:
3.63%, 5/14/2020 (b)	11,108,000	11,246,850
4.13%, 9/27/2022 (b)	4,118,000	4,148,885
4.88%, 5/14/2025 (b)	16,373,000	16,598,129
Arconic, Inc. 5.13%, 10/1/2024 (a)	17,333,000	17,766,325
Eldorado Gold Corp. 6.13%, 12/15/2020 (a) (b)	7,449,000	7,560,735
First Quantum Minerals, Ltd.:
6.75%, 2/15/2020 (a) (b)	21,361,000	21,147,390
7.00%, 2/15/2021 (b)	20,278,000	20,163,936
7.25%, 5/15/2022 (b)	9,970,000	9,820,450

See accompanying notes to financial statements.

286

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

FMG Resources August 2006 Pty, Ltd. 9.75%, 3/1/2022 (b)	$10,541,000	$12,240,736
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022 (a)	30,175,000	28,062,750
3.88%, 3/15/2023 (a)	31,582,000	28,937,007
5.45%, 3/15/2043	28,847,000	23,741,081
HudBay Minerals, Inc.:
7.25%, 1/15/2023 (b)	1,003,000	1,040,613
7.63%, 1/15/2025 (b)	12,129,000	12,606,883
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (a) (b)	9,122,000	10,039,901
Kinross Gold Corp. 5.13%, 9/1/2021	7,725,000	7,840,875
Lundin Mining Corp. 7.50%, 11/1/2020 (b)	9,260,000	9,815,600
New Gold, Inc. 6.25%, 11/15/2022 (b)	9,490,000	9,727,250
Teck Resources, Ltd.:
3.75%, 2/1/2023	9,382,000	8,795,625
8.00%, 6/1/2021 (a) (b)	15,728,000	17,261,480
8.50%, 6/1/2024 (a) (b)	4,800,000	5,508,000

		316,893,247

MISCELLANEOUS MANUFACTURER — 0.8%
Amsted Industries, Inc. 5.00%, 3/15/2022 (a) (b)	6,850,000	6,850,000
Bombardier, Inc.:
6.13%, 1/15/2023 (b)	17,200,000	16,322,800
7.50%, 3/15/2025 (a) (b)	15,236,000	15,053,168
8.75%, 12/1/2021 (a) (b)	34,240,000	36,294,400
Gates Global LLC/Gates Global Co. 6.00%, 7/15/2022 (b)	18,499,000	18,082,772

		92,603,140

OFFICE & BUSINESS EQUIPMENT — 0.3%
CDW LLC/CDW Finance Corp.:
5.00%, 9/1/2023	13,795,000	13,863,975
5.50%, 12/1/2024	9,006,000	9,259,294
6.00%, 8/15/2022	6,838,000	7,248,280

		30,371,549

OIL & GAS — 10.1%
Alta Mesa Holdings L.P./Alta Mesa Finance Services Corp. 7.88%, 12/15/2024 (b)	7,385,000	7,625,013
Antero Resources Corp.:
5.13%, 12/1/2022	18,263,000	18,445,630
5.38%, 11/1/2021	13,380,000	13,681,050
5.63%, 6/1/2023	13,329,000	13,612,241
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (b)	13,255,000	13,271,569
California Resources Corp. 8.00%, 12/15/2022 (b)	39,853,000	35,469,170
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 6.50%, 4/15/2021	16,160,000	13,655,200
Carrizo Oil & Gas, Inc.:
6.25%, 4/15/2023 (a)	5,058,000	5,184,450
7.50%, 9/15/2020 (a)	13,599,000	14,117,462

Cenovus Energy, Inc.:
3.00%, 8/15/2022	7,471,000	7,214,745
4.45%, 9/15/2042	10,150,000	8,830,500
Cheniere Corpus Christi Holdings LLC 7.00%, 6/30/2024 (b)	20,150,000	21,925,719
Chesapeake Energy Corp.:
8.00%, 12/15/2022 (a) (b)	40,116,000	43,224,990
8.00%, 1/15/2025 (a) (b)	14,695,000	14,988,900
Comstock Resources, Inc. PIK, 10.00%, 3/15/2020	11,151,000	11,429,775
Concho Resources, Inc.:
4.38%, 1/15/2025	9,475,000	9,456,050
5.50%, 10/1/2022	13,289,000	13,720,892
5.50%, 4/1/2023	20,481,000	21,122,055
Continental Resources, Inc.:
3.80%, 6/1/2024	16,153,000	14,901,142
4.50%, 4/15/2023	22,813,000	22,356,740
5.00%, 9/15/2022 (a)	33,750,000	34,003,125
CVR Refining LLC/Coffeyville Finance, Inc. 6.50%, 11/1/2022	7,943,000	7,883,428
Denbury Resources, Inc.:
4.63%, 7/15/2023	11,969,000	9,605,122
5.50%, 5/1/2022	14,838,000	12,946,155
9.00%, 5/15/2021 (a) (b)	6,764,000	7,229,025
Diamond Offshore Drilling, Inc. 4.88%, 11/1/2043	12,521,000	8,952,515
Diamondback Energy, Inc.:
4.75%, 11/1/2024 (b)	9,650,000	9,457,000
5.38%, 5/31/2025 (b)	8,500,000	8,548,450
Eclipse Resources Corp. 8.88%, 7/15/2023	10,510,000	10,969,812
Endeavor Energy Resources L.P./EER Finance, Inc. 7.00%, 8/15/2021 (b)	9,115,000	9,479,600
Ensco PLC:
4.50%, 10/1/2024 (a)	14,800,000	12,691,000
5.20%, 3/15/2025 (a)	7,626,000	6,625,088
5.75%, 10/1/2044	16,390,000	11,882,750
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.38%, 6/15/2023 (a)	11,300,000	8,757,500
8.00%, 11/29/2024 (a) (b)	11,750,000	12,631,250
9.38%, 5/1/2020	21,741,000	20,043,028
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp. 7.88%, 7/15/2021 (a) (b)	9,453,650	10,038,595
Gulfport Energy Corp.:
6.00%, 10/15/2024 (b)	11,224,000	11,420,420
6.38%, 5/15/2025 (b)	10,500,000	10,587,150
Halcon Resources Corp. 8.63%, 2/1/2020 (a) (b)	11,865,000	12,339,600
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.00%, 12/1/2024 (b)	8,018,000	7,957,865
5.75%, 10/1/2025 (b)	8,356,000	8,460,450
Jupiter Resources, Inc. 8.50%, 10/1/2022 (a) (b)	18,747,000	16,169,287

See accompanying notes to financial statements.

287

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Laredo Petroleum, Inc. 7.38%, 5/1/2022	$8,367,000	$8,680,763
Matador Resources Co. 6.88%, 4/15/2023 (b)	5,750,000	6,037,500
MEG Energy Corp.:
6.38%, 1/30/2023 (b)	9,139,000	8,133,710
7.00%, 3/31/2024 (b)	22,622,000	20,472,910
Memorial Production Partners L.P./Memorial Production Finance Corp. 7.63%, 5/1/2021	8,197,000	4,098,500
Murphy Oil Corp.:
4.00%, 6/1/2022	1,755,000	1,687,433
4.70%, 12/1/2022	10,750,000	10,393,906
6.88%, 8/15/2024 (a)	8,780,000	9,350,700
Newfield Exploration Co.:
5.38%, 1/1/2026	7,964,000	8,088,238
5.63%, 7/1/2024	17,185,000	17,915,362
Noble Holding International, Ltd.:
5.25%, 3/15/2042	9,194,000	6,068,040
7.75%, 1/15/2024 (a)	18,450,000	17,354,070
Northern Oil and Gas, Inc. 8.00%, 6/1/2020	8,632,000	7,207,720
Oasis Petroleum, Inc. 6.88%, 3/15/2022 (a)	17,137,000	17,565,425
Pacific Drilling SA 5.38%, 6/1/2020 (b)	8,873,000	3,194,280
Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (b)	8,710,000	4,137,250
Parsley Energy LLC/Parsley Finance Corp.:
5.38%, 1/15/2025 (b)	9,820,000	9,853,388
7.50%, 2/15/2022 (a) (b)	8,448,000	8,984,195
PBF Holding Co. LLC/PBF Finance Corp.:
7.00%, 11/15/2023 (b)	9,410,000	9,339,425
8.25%, 2/15/2020 (a)	10,774,000	11,016,415
PDC Energy, Inc. 7.75%, 10/15/2022	8,769,000	9,174,566
Permian Resources LLC 13.00%, 11/30/2020 (b)	8,850,000	10,443,000
Permian Resources LLC/AEPB Finance Corp.:
7.13%, 11/1/2020 (a) (b)	12,420,000	10,681,200
7.38%, 11/1/2021 (b)	8,780,000	7,419,100
Puma International Financing SA 6.75%, 2/1/2021 (b)	17,410,000	17,886,251
QEP Resources, Inc.:
5.25%, 5/1/2023	5,441,000	5,454,603
5.38%, 10/1/2022	12,056,000	12,025,860
Range Resources Corp.:
4.88%, 5/15/2025 (a)	11,050,000	10,704,687
5.00%, 8/15/2022 (a) (b)	9,158,000	9,146,553
5.00%, 3/15/2023 (a) (b)	10,831,000	10,776,845
Rice Energy, Inc. 6.25%, 5/1/2022	15,346,000	15,768,015
Rowan Cos., Inc.:
4.88%, 6/1/2022	10,670,000	10,083,150
7.38%, 6/15/2025	8,740,000	8,941,894

RSP Permian, Inc. 6.63%, 10/1/2022	13,097,000	13,833,706
Sanchez Energy Corp.:
6.13%, 1/15/2023 (a)	12,443,000	11,820,850
7.75%, 6/15/2021	15,034,000	15,297,095
Seven Generations Energy, Ltd. 8.25%, 5/15/2020 (b)	12,125,000	12,852,500
SM Energy Co.:
5.00%, 1/15/2024	3,644,000	3,434,470
5.63%, 6/1/2025	10,184,000	9,827,560
6.13%, 11/15/2022 (a)	12,563,000	12,720,037
Southwestern Energy Co.:
4.10%, 3/15/2022 (a)	20,960,000	19,794,100
5.80%, 1/23/2020 (a)	7,650,000	7,893,844
6.70%, 1/23/2025	15,600,000	15,902,250
Sunoco L.P./Sunoco Finance Corp.:
5.50%, 8/1/2020	11,060,000	11,225,900
6.25%, 4/15/2021	7,133,000	7,257,828
6.38%, 4/1/2023	17,769,000	17,946,690
Tesoro Corp.:
4.75%, 12/15/2023 (b)	13,500,000	13,567,500
5.13%, 12/15/2026 (b)	10,085,000	10,199,969
Transocean, Inc.:
8.13%, 12/15/2021 (a)	6,873,000	6,838,635
9.00%, 7/15/2023 (a) (b)	22,090,000	22,642,250
Tullow Oil PLC:
6.00%, 11/1/2020 (b)	8,899,000	8,454,050
6.25%, 4/15/2022 (b)	16,010,000	14,869,287
Whiting Petroleum Corp.:
5.00%, 3/15/2019	16,274,000	16,335,027
5.75%, 3/15/2021 (a)	13,717,000	13,656,988
WPX Energy, Inc.:
5.25%, 9/15/2024	4,915,000	4,770,622
6.00%, 1/15/2022	8,518,000	8,720,303
7.50%, 8/1/2020	9,108,000	9,791,100
8.25%, 8/1/2023	2,030,000	2,253,300

		1,212,902,323

OIL & GAS SERVICES — 0.8%
Globe Luxembourg SCA 9.63%, 5/1/2018 (b)	8,343,000	8,238,713
McDermott International, Inc. 8.00%, 5/1/2021 (b)	9,815,000	9,986,762
PHI, Inc. 5.25%, 3/15/2019	10,166,000	9,632,285
SESI LLC:
6.38%, 5/1/2019	7,959,000	7,939,103
7.13%, 12/15/2021 (a)	5,699,000	5,784,485
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a) (b)	9,616,000	10,168,920
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (b)	4,000,000	4,037,600
Weatherford International, Ltd.:
4.50%, 4/15/2022 (a)	14,185,000	12,376,412
7.75%, 6/15/2021 (a)	15,223,000	15,489,402
8.25%, 6/15/2023	7,697,000	7,754,728

		91,408,410

See accompanying notes to financial statements.

288

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

PACKAGING & CONTAINERS — 2.3%
ARD Finance SA PIK, 7.13%, 9/15/2023 (b)	$11,175,000	$11,035,312
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.63%, 5/15/2023 (b)	16,123,000	15,992,001
7.25%, 5/15/2024 (b)	27,339,000	28,637,602
Ball Corp.:
4.00%, 11/15/2023 (a)	9,810,000	9,613,800
4.38%, 12/15/2020	10,607,000	11,084,315
5.00%, 3/15/2022	1,939,000	2,031,103
5.25%, 7/1/2025	22,357,000	23,307,172
Berry Plastics Corp.:
5.13%, 7/15/2023	7,800,000	7,936,500
5.50%, 5/15/2022	9,432,000	9,720,855
BWAY Holding Co. 9.13%, 8/15/2021 (b)	10,441,000	11,015,255
Coveris Holdings SA 7.88%, 11/1/2019 (a) (b)	9,819,000	9,745,357
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023 (a)	15,267,000	15,572,340
Owens-Brockway Glass Container, Inc.:
5.00%, 1/15/2022 (b)	15,572,000	15,922,370
5.88%, 8/15/2023 (a) (b)	4,008,000	4,178,340
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.13%, 7/15/2023 (b)	21,432,000	21,887,430
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/2020	48,810,000	50,337,753
7.00%, 7/15/2024 (a) (b)	15,046,000	15,995,854
8.25%, 2/15/2021 (a)	5,487,311	5,693,086
Silgan Holdings, Inc. 5.00%, 4/1/2020	8,351,000	8,497,143

		278,203,588

PHARMACEUTICALS — 2.0%
Capsugel SA PIK, 7.00%, 5/15/2019 (b)	10,175,000	10,200,438
Endo Finance LLC/Endo Finco, Inc. 5.38%, 1/15/2023 (b)	8,236,000	6,980,010
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/2023 (a) (b)	29,766,000	26,082,457
6.50%, 2/1/2025 (a) (b)	21,756,000	18,220,650
Grifols Worldwide Operations, Ltd. 5.25%, 4/1/2022	14,829,000	15,348,015
inVentiv Group Holdings, Inc./inVentiv Health Inc/inVentiv Health Clinical, Inc. 7.50%, 10/1/2024 (b)	13,167,000	13,850,038
Nature’s Bounty Co. 7.63%, 5/15/2021 (a) (b)	19,322,000	20,046,575

Quintiles IMS, Inc. 4.88%, 5/15/2023 (b)	9,707,000	9,837,074
Valeant Pharmaceuticals International, Inc.:
5.88%, 5/15/2023 (a) (b)	52,891,000	39,866,591
6.13%, 4/15/2025 (b)	52,585,000	39,438,750
6.38%, 10/15/2020 (a) (b)	38,150,000	32,774,665
Vizient, Inc. 10.38%, 3/1/2024 (b)	7,936,000	8,987,520

		241,632,783

PIPELINES — 3.2%
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.38%, 9/15/2024 (b)	8,795,000	8,882,950
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025 (b)	25,085,000	25,594,225
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp. 6.25%, 4/1/2023	11,228,000	11,452,560
DCP Midstream LLC 3 month USD LIBOR + 3.85%, 5.85%, 5/21/2043 (b) (c)	10,829,000	9,231,722
DCP Midstream Operating L.P.:
2.50%, 12/1/2017	7,236,000	7,195,298
3.88%, 3/15/2023	8,602,000	8,274,264
Enbridge, Inc. Series 16-A, 3 mo. USD LIBOR + 3.890%, 6.00%, 1/15/2077 (c)	9,000,000	8,977,500
Energy Transfer Equity L.P.:
5.50%, 6/1/2027	16,210,000	15,804,750
5.88%, 1/15/2024 (a)	18,017,000	18,591,292
Genesis Energy L.P./Genesis Energy Finance Corp. 6.75%, 8/1/2022	9,839,000	10,183,365
Gibson Energy, Inc. 6.75%, 7/15/2021 (b)	10,088,000	10,466,300
NGPL PipeCo LLC 9.63%, 6/1/2019 (a) (b)	9,450,000	9,898,875
Niska Gas Storage, Ltd./Niska Gas Storage Canada Finance Corp. 6.50%, 4/1/2019	8,953,000	8,997,765
ONEOK, Inc.:
4.25%, 2/1/2022	12,954,000	13,018,770
7.50%, 9/1/2023	4,309,000	4,912,260
Rockies Express Pipeline LLC 6.00%, 1/15/2019 (b)	9,295,000	9,759,750
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021	32,224,000	34,479,680
5.63%, 3/1/2025 (a)	31,699,000	33,917,930
5.75%, 5/15/2024	30,204,000	32,393,790
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.13%, 11/15/2019	9,463,000	9,581,287
4.25%, 11/15/2023	15,909,000	15,212,981
6.75%, 3/15/2024 (a)	4,250,000	4,542,188

See accompanying notes to financial statements.

289

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Tesoro Logistics L.P./Tesoro Logistics Finance Corp.:
5.25%, 1/15/2025	$13,483,000	$13,689,290
5.50%, 10/15/2019	450,000	473,063
6.13%, 10/15/2021	7,129,000	7,463,172
6.25%, 10/15/2022	13,035,000	13,817,100
Williams Cos., Inc.:
3.70%, 1/15/2023	9,059,000	8,719,288
4.55%, 6/24/2024	21,097,000	21,044,257
5.75%, 6/24/2044	14,019,000	13,563,382

		390,139,054

REAL ESTATE — 0.3%
Howard Hughes Corp. 6.88%, 10/1/2021 (b)	8,855,000	9,330,956
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	13,623,000	13,878,431
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a) (b)	12,250,000	11,821,250
5.25%, 12/1/2021 (b)	6,037,000	6,233,203

		41,263,840

REAL ESTATE INVESTMENT TRUSTS — 1.8%
Communications Sales & Leasing, Inc./CSL Capital LLC:
6.00%, 4/15/2023 (b)	8,918,000	9,185,540
8.25%, 10/15/2023	19,187,000	20,338,220
DuPont Fabros Technology L.P. 5.88%, 9/15/2021	7,846,000	8,208,878
Equinix, Inc.:
5.38%, 1/1/2022	6,320,000	6,643,900
5.38%, 4/1/2023	16,470,000	17,127,153
5.88%, 1/15/2026	21,145,000	22,255,112
ESH Hospitality, Inc. 5.25%, 5/1/2025 (b)	21,699,000	21,590,505
Iron Mountain, Inc.:
5.75%, 8/15/2024 (a)	20,778,000	21,349,395
6.00%, 10/1/2020 (b)	9,265,000	9,797,737
6.00%, 8/15/2023	10,867,000	11,546,187
iStar, Inc. 5.00%, 7/1/2019 (a)	13,000,000	13,048,750
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 4.50%, 9/1/2026 (b)	9,080,000	8,762,200
MPT Operating Partnership L.P./MPT Finance Corp.:
5.25%, 8/1/2026	11,376,000	11,276,460
6.38%, 3/1/2024	5,150,000	5,388,188
QCP SNF West/Central/East/AL REIT LLC 8.13%, 11/1/2023 (a) (b)	11,615,000	11,673,075
Sabra Health Care L.P./Sabra Capital Corp. 5.50%, 2/1/2021	8,704,000	8,943,360
Starwood Property Trust, Inc. 5.00%, 12/15/2021 (b)	10,390,000	10,483,510

		217,618,170

RETAIL — 3.7%
1011778 BC ULC/New Red Finance, Inc.:
4.63%, 1/15/2022 (b)	17,437,000	17,872,925
6.00%, 4/1/2022 (a) (b)	38,240,000	39,960,800
AmeriGas Finance LLC/AmeriGas Finance Corp. 7.00%, 5/20/2022	7,193,000	7,570,633
Asbury Automotive Group, Inc. 6.00%, 12/15/2024	7,643,000	7,814,968
Chinos Intermediate Holdings A, Inc. PIK, 7.75%, 5/1/2019 (b)	8,686,321	3,561,392
Claire’s Stores, Inc. 9.00%, 3/15/2019 (b)	18,483,000	9,241,500
CST Brands, Inc. 5.00%, 5/1/2023	8,260,000	8,528,450
Dollar Tree, Inc.:
5.25%, 3/1/2020	10,884,000	11,183,310
5.75%, 3/1/2023	41,277,000	43,650,427
Group 1 Automotive, Inc. 5.00%, 6/1/2022 (a)	10,030,000	9,929,700
Guitar Center, Inc. 6.50%, 4/15/2019 (a) (b)	8,615,000	7,818,113
JC Penney Corp., Inc. 5.88%, 7/1/2023 (b)	6,906,000	7,121,813
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
5.00%, 6/1/2024 (a) (b)	14,481,000	14,806,822
5.25%, 6/1/2026 (b)	18,105,000	18,331,312
L Brands, Inc.:
5.63%, 2/15/2022	14,009,000	14,989,630
6.75%, 7/1/2036	12,265,000	12,387,650
6.88%, 11/1/2035	18,610,000	18,970,569
Landry’s, Inc. 6.75%, 10/15/2024 (b)	11,287,000	11,456,305
Men’s Wearhouse, Inc. 7.00%, 7/1/2022	11,759,000	11,523,820
Michaels Stores, Inc. 5.88%, 12/15/2020 (a) (b)	7,049,000	7,260,470
Neiman Marcus Group, Ltd. LLC:
8.00%, 10/15/2021 (b)	15,445,000	11,506,525
PIK, 8.75%, 10/15/2021 (a) (b)	11,094,000	7,862,873
Penske Automotive Group, Inc.:
5.50%, 5/15/2026	9,299,000	9,229,257
5.75%, 10/1/2022	7,394,000	7,615,820
PVH Corp. 4.50%, 12/15/2022	9,047,000	9,171,396
Rite Aid Corp.:
6.13%, 4/1/2023 (b)	36,702,000	39,454,650
6.75%, 6/15/2021	8,012,000	8,412,600
9.25%, 3/15/2020	13,945,000	14,467,937
Sally Holdings LLC/Sally Capital, Inc.:
5.63%, 12/1/2025 (a)	12,816,000	13,328,640
5.75%, 6/1/2022	11,118,000	11,548,822

See accompanying notes to financial statements.

290

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.50%, 6/1/2024	$9,518,000	$9,636,975
Tops Holding LLC/Tops Markets II Corp. 8.00%, 6/15/2022 (b)	11,805,000	10,034,250
TRU Taj LLC/TRU Taj Finance, Inc. 12.00%, 8/15/2021 (b)	11,600,000	11,346,250

		447,596,604

SEMICONDUCTORS — 1.3%
Amkor Technology, Inc. 6.38%, 10/1/2022 (a)	10,271,000	10,720,356
Micron Technology, Inc.:
5.25%, 8/1/2023 (b)	28,674,000	28,782,961
5.50%, 2/1/2025	14,099,000	14,028,505
5.88%, 2/15/2022 (a)	2,973,000	3,105,596
NXP B.V./NXP Funding LLC:
3.88%, 9/1/2022 (b)	17,566,000	17,741,660
4.13%, 6/1/2021 (b)	22,705,839	23,443,779
4.63%, 6/1/2023 (b)	14,781,000	15,557,002
Qorvo, Inc. 7.00%, 12/1/2025	9,635,000	10,670,762
Sensata Technologies B.V.:
4.88%, 10/15/2023 (b)	9,530,000	9,780,163
5.00%, 10/1/2025 (b)	6,039,000	5,903,123
Sensata Technologies UK Financing Co. PLC 6.25%, 2/15/2026 (b)	14,726,000	15,324,244

		155,058,151

SHIPBUILDING — 0.2%
Huntington Ingalls Industries, Inc.:
5.00%, 12/15/2021 (b)	8,300,000	8,569,750
5.00%, 11/15/2025 (b)	10,605,000	11,015,944

		19,585,694

SOFTWARE — 3.4%
BMC Software Finance, Inc. 8.13%, 7/15/2021 (b)	27,644,000	26,019,915
Boxer Parent Co., Inc. PIK, 9.00%, 10/15/2019 (b)	9,480,000	8,792,700
Camelot Finance SA 7.88%, 10/15/2024 (a) (b)	6,820,000	7,058,700
CDK Global, Inc. 5.00%, 10/15/2024	5,372,000	5,210,840
Cengage Learning, Inc. 9.50%, 6/15/2024 (b)	12,686,000	11,227,110
First Data Corp.:
5.00%, 1/15/2024 (a) (b)	34,372,000	34,565,342
5.75%, 1/15/2024 (b)	32,592,000	33,529,020
7.00%, 12/1/2023 (a) (b)	55,654,000	59,482,995
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (b)	13,166,000	13,947,731
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.63%, 11/15/2024 (a) (b)	20,830,000	22,040,744

Infor Software Parent LLC/Infor Software Parent, Inc. PIK, 7.13%, 5/1/2021 (b)	13,749,000	14,144,284
Infor US, Inc.:
5.75%, 8/15/2020 (b)	7,769,000	8,138,028
6.50%, 5/15/2022	26,749,000	27,885,832
Informatica LLC 7.13%, 7/15/2023 (b)	10,635,000	10,156,425
MSCI, Inc.:
4.75%, 8/1/2026 (b)	10,465,000	10,386,513
5.25%, 11/15/2024 (b)	4,774,000	5,000,765
5.75%, 8/15/2025 (b)	15,913,000	16,907,563
Nuance Communications, Inc.:
5.38%, 8/15/2020 (a) (b)	15,715,000	16,167,592
5.63%, 12/15/2026 (b)	8,350,000	8,210,555
Open Text Corp.:
5.63%, 1/15/2023 (b)	7,460,000	7,805,025
5.88%, 6/1/2026 (b)	17,242,000	18,147,205
PTC, Inc. 6.00%, 5/15/2024	5,597,000	5,908,333
Quintiles IMS, Inc. 5.00%, 10/15/2026 (b)	18,625,000	18,683,203
SS&C Technologies Holdings, Inc. 5.88%, 7/15/2023	7,579,000	7,853,739
Veritas US, Inc./Veritas Bermuda, Ltd. 10.50%, 2/1/2024 (b)	14,843,000	13,405,084

		410,675,243

STORAGE & WAREHOUSING — 0.2%
Algeco Scotsman Global Finance PLC:
8.50%, 10/15/2018 (b)	16,332,000	15,107,100
10.75%, 10/15/2019 (a) (b)	12,096,000	8,588,160

		23,695,260

TELECOMMUNICATIONS — 9.3%
Altice Financing SA:
6.50%, 1/15/2022 (b)	13,456,000	13,977,420
6.63%, 2/15/2023 (b)	35,716,000	36,805,338
Altice Luxembourg SA:
7.63%, 2/15/2025 (a) (b)	23,876,000	25,129,490
7.75%, 5/15/2022 (a) (b)	47,082,000	50,358,907
Avanti Communications Group PLC 10.00%, 10/1/2019 (b)	6,609,000	3,965,400
Avaya, Inc. 10.50%, 3/1/2021 (a) (b)	21,567,000	9,260,331
CenturyLink, Inc.:
Series S, 6.45%, 6/15/2021	4,080,000	4,304,400
Series T, 5.80%, 3/15/2022 (a)	22,097,000	22,512,424
Series V, 5.63%, 4/1/2020	11,274,000	11,922,255
Series Y, 7.50%, 4/1/2024 (a)	15,400,000	16,170,000
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (b)	9,165,000	9,691,987
CommScope Technologies Finance LLC 6.00%, 6/15/2025 (a) (b)	28,332,000	29,944,091
CommScope, Inc.:
5.00%, 6/15/2021 (b)	8,388,000	8,639,640
5.50%, 6/15/2024 (b)	6,143,000	6,365,684

See accompanying notes to financial statements.

291

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Consolidated Communications, Inc. 6.50%, 10/1/2022	$8,260,000	$8,198,050
CSC Holdings LLC 10.13%, 1/15/2023 (b)	29,470,000	34,185,200
DigitalGlobe, Inc. 5.25%, 2/1/2021 (b)	1,300,000	1,337,050
Frontier Communications Corp.:
8.50%, 4/15/2020	1,305,000	1,371,947
8.88%, 9/15/2020 (a)	15,430,000	16,432,950
10.50%, 9/15/2022	35,500,000	37,452,500
11.00%, 9/15/2025	62,580,000	64,851,654
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.50%, 7/1/2022 (a) (b)	12,082,000	13,078,765
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026 (b)	6,565,000	6,441,906
6.63%, 8/1/2026 (b)	17,536,000	17,579,840
Inmarsat Finance PLC 4.88%, 5/15/2022 (b)	17,082,000	16,654,950
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023	32,855,000	22,157,412
8.00%, 2/15/2024 (a) (b)	22,564,000	23,184,510
Intelsat Luxembourg SA 7.75%, 6/1/2021	32,759,000	10,646,675
Koninklijke KPN NV 10 year USD Swap + 5.33%, 7.00%, 3/28/2073 (b) (c)	9,490,000	10,178,025
Level 3 Financing, Inc.:
5.25%, 3/15/2026 (b)	1,968,000	1,943,400
5.38%, 8/15/2022	14,808,000	15,252,240
5.38%, 1/15/2024	16,116,000	16,277,160
5.38%, 5/1/2025	12,090,000	12,301,575
Millicom International Cellular SA:
6.00%, 3/15/2025 (a) (b)	9,180,000	9,042,300
6.63%, 10/15/2021 (a) (b)	9,842,000	10,284,890
Plantronics, Inc. 5.50%, 5/31/2023 (b)	7,932,000	8,050,980
Sable International Finance, Ltd. 6.88%, 8/1/2022 (b)	9,930,000	10,252,725
SoftBank Group Corp. 4.50%, 4/15/2020 (b)	38,329,000	39,287,225
Sprint Communications, Inc.:
6.00%, 11/15/2022	22,162,000	22,314,918
9.00%, 11/15/2018 (b)	7,381,000	8,128,326
Sprint Corp.:
7.13%, 6/15/2024	40,853,000	41,976,457
7.88%, 9/15/2023	74,621,000	79,471,365
T-Mobile USA, Inc.:
6.25%, 4/1/2021 (a)	26,228,000	27,244,335
6.50%, 1/15/2026 (a)	37,117,000	40,134,612
6.63%, 4/1/2023	24,564,000	25,976,430
Telecom Italia SpA 5.30%, 5/30/2024 (a) (b)	24,867,000	24,276,409
Telesat Canada/Telesat LLC 8.88%, 11/15/2024 (b)	10,080,000	10,508,400
UPCB Finance IV, Ltd. 5.38%, 1/15/2025 (b)	19,380,000	19,501,125

ViaSat, Inc. 6.88%, 6/15/2020 (a)	9,133,000	9,384,158
Virgin Media Finance PLC 6.38%, 4/15/2023 (a) (b)	13,425,000	13,945,219
Virgin Media Secured Finance PLC 5.25%, 1/15/2026 (b)	19,630,000	19,433,700
West Corp. 5.38%, 7/15/2022 (b)	18,681,000	18,073,867
Wind Acquisition Finance SA:
4.75%, 7/15/2020 (b)	31,554,000	31,790,655
6.50%, 4/30/2020 (b)	5,872,000	6,106,880
7.38%, 4/23/2021 (b)	48,985,000	51,066,862
Windstream Services LLC 6.38%, 8/1/2023 (a)	11,462,000	10,287,145

		1,115,112,159

TEXTILES — 0.2%
INVISTA Finance LLC 4.25%, 10/15/2019 (b)	9,900,000	9,949,500
Springs Industries, Inc. 6.25%, 6/1/2021	9,152,000	9,472,320

		19,421,820

TRANSPORTATION — 0.6%
Florida East Coast Holdings Corp. 6.75%, 5/1/2019 (b)	14,274,000	14,773,590
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (b)	11,180,000	9,503,000
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 7.38%, 1/15/2022 (b)	11,543,000	6,983,515
XPO Logistics, Inc.:
6.13%, 9/1/2023 (b)	12,349,000	12,873,832
6.50%, 6/15/2022 (a) (b)	21,326,000	22,392,300

		66,526,237

TRUCKING & LEASING — 0.1%
AerCap Global Aviation Trust 3 month USD LIBOR + 4.30%, 6.50%, 6/15/2045 (a) (b) (c)	8,850,000	8,899,781

TOTAL CORPORATE BONDS & NOTES (Cost $11,875,836,095)		11,819,633,651

	Shares

WARRANTS — 0.0%(e)
OIL, GAS & CONSUMABLE FUELS — 0.0%
Comstock Resources, Inc. (expiring 9/2/18) (f)	33,760	332,199

SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (g) (h)	43,621,585	43,621,585

See accompanying notes to financial statements.

292

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

State Street Navigator Securities Lending Government Money Market Portfolio (h) (i)	245,150,575	$245,150,575

TOTAL SHORT-TERM INVESTMENTS (Cost $288,772,160)		288,772,160

TOTAL INVESTMENTS — 100.6%
(Cost $12,164,608,255)		12,108,738,010
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(68,405,434)

NET ASSETS — 100.0%		$12,040,332,576

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 50.9% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2016.
(d)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of December 31, 2016. Maturity date shown is the final maturity.
(e)	Amount is less than 0.05% of net assets.
(f)	Non-income producing security.
(g)	The rate shown is the annualized seven-day yield at December 31, 2016.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$63,346,488	$—	$63,346,488
Aerospace & Defense	—	82,963,717	—	82,963,717
Agriculture	—	24,129,690	—	24,129,690
Airlines	—	30,313,805	—	30,313,805
Apparel	—	36,158,636	—	36,158,636
Auto Manufacturers	—	76,081,777	—	76,081,777
Auto Parts & Equipment	—	185,999,591	—	185,999,591
Banks	—	277,676,846	—	277,676,846
Beverages	—	16,691,068	—	16,691,068
Biotechnology	—	17,338,124	—	17,338,124
Chemicals	—	327,875,886	—	327,875,886
Coal	—	38,425,005	—	38,425,005
Commercial Services	—	444,854,196	—	444,854,196
Construction Materials	—	125,437,376	—	125,437,376
Distribution & Wholesale	—	86,563,893	—	86,563,893
Diversified Financial Services	—	401,532,695	—	401,532,695
Electric	—	328,598,236	—	328,598,236
Electrical Components & Equipment	—	34,131,950	—	34,131,950
Energy-Alternate Sources	—	18,021,153	—	18,021,153
Engineering & Construction	—	53,779,099	—	53,779,099
Entertainment	—	260,526,698	—	260,526,698
Environmental Control	—	35,348,991	—	35,348,991
Food	—	258,178,717	—	258,178,717
Food Service	—	15,411,585	—	15,411,585
Forest Products & Paper	—	18,914,040	—	18,914,040
Gas	—	44,344,963	—	44,344,963
Health Care Products	—	146,180,989	—	146,180,989
Health Care Services	—	665,869,589	—	665,869,589
Holding Companies-Divers	—	81,387,741	—	81,387,741
Home Builders	—	106,154,203	—	106,154,203

See accompanying notes to financial statements.

293

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Home Furnishings	$—	$9,474,135	$—	$9,474,135
Household Products	—	42,216,663	—	42,216,663
Household Products & Wares	—	47,762,736	—	47,762,736
Housewares	—	10,777,085	—	10,777,085
Insurance.	—	61,740,519	—	61,740,519
Internet	—	108,045,662	—	108,045,662
Iron/Steel.	—	108,083,169	—	108,083,169
IT Services	—	147,375,434	—	147,375,434
Leisure Time	—	57,894,324	—	57,894,324
Lodging.	—	303,716,590	—	303,716,590
Machinery, Construction & Mining	—	39,035,738	—	39,035,738
Machinery-Diversified	—	68,462,525	—	68,462,525
Media	—	1,263,225,620	—	1,263,225,620
Metal Fabricate & Hardware	—	69,979,651	—	69,979,651
Mining	—	316,893,247	—	316,893,247
Miscellaneous Manufacturer	—	92,603,140	—	92,603,140
Office & Business Equipment	—	30,371,549	—	30,371,549
Oil & Gas	—	1,212,902,323	—	1,212,902,323
Oil & Gas Services	—	91,408,410	—	91,408,410
Packaging & Containers	—	278,203,588	—	278,203,588
Pharmaceuticals	—	241,632,783	—	241,632,783
Pipelines	—	390,139,054	—	390,139,054
Real Estate	—	41,263,840	—	41,263,840
Real Estate Investment Trusts	—	217,618,170	—	217,618,170
Retail	—	447,596,604	—	447,596,604
Semiconductors	—	155,058,151	—	155,058,151
Shipbuilding	—	19,585,694	—	19,585,694
Software	—	410,675,243	—	410,675,243
Storage & Warehousing	—	23,695,260	—	23,695,260
Telecommunications	—	1,115,112,159	—	1,115,112,159
Textiles	—	19,421,820	—	19,421,820
Transportation	—	66,526,237	—	66,526,237
Trucking & Leasing	—	8,899,781	—	8,899,781
Warrants
Oil, Gas & Consumable Fuels	—	332,199	—	332,199
Short-Term Investments	288,772,160	—	—	288,772,160

TOTAL INVESTMENTS	$288,772,160	$11,819,965,850	$—	$12,108,738,010

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	63,401,928	$63,401,928	637,576,754	700,978,682	—	$—	$83,871	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	650,540,562	606,918,977	43,621,585	43,621,585	63,714	—
State Street Navigator Securities Lending Government Money Market Portfolio*	860,755,470	860,755,470	710,538,942	1,326,143,837	245,150,575	245,150,575	2,334,437	—

TOTAL		$924,157,398				$288,772,160	$2,482,022	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

294

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 95.2%
ADVERTISING — 0.1%
Affinion Group, Inc. 7.88%, 12/15/2018 (a)	$3,502,000	$3,020,475

AEROSPACE & DEFENSE — 0.6%
Accudyne Industries Borrower/Accudyne Industries LLC 7.75%, 12/15/2020 (a) (b)	5,650,000	4,703,625
Kratos Defense & Security Solutions, Inc. 7.00%, 5/15/2019 (a)	4,513,000	4,366,327
Meccanica Holdings USA, Inc. 6.25%, 7/15/2019 (b)	3,049,000	3,262,430
Sequa Corp. 7.00%, 12/15/2017 (b)	2,895,500	1,594,335
TransDigm, Inc. 5.50%, 10/15/2020	4,886,000	5,008,150
Triumph Group, Inc. 4.88%, 4/1/2021	2,525,000	2,373,500

		21,308,367

AGRICULTURE — 0.4%
Alliance One International, Inc.:
8.50%, 4/15/2021 (b)	128,000	129,920
9.88%, 7/15/2021 (a)	6,617,900	5,592,126
Vector Group, Ltd. 7.75%, 2/15/2021	7,336,000	7,629,440

		13,351,486

AIRLINES — 0.9%
Air Canada 7.75%, 4/15/2021 (a) (b)	4,000,000	4,460,000
Allegiant Travel Co. 5.50%, 7/15/2019	2,460,000	2,533,800
American Airlines Group, Inc.:
4.63%, 3/1/2020 (a) (b)	4,743,000	4,791,379
5.50%, 10/1/2019 (a) (b)	4,997,000	5,159,403
6.13%, 6/1/2018	3,734,000	3,892,695
Continental Airlines Pass Thru Certificates
Series 2012-3, Class C, 6.13%, 4/29/2018	5,153,000	5,346,237
Virgin Australia Holdings, Ltd.:
7.88%, 10/15/2021 (a) (b)	2,950,000	2,962,980
8.50%, 11/15/2019 (b)	2,950,000	3,069,770

		32,216,264

APPAREL — 0.2%
Hanesbrands, Inc. 4.63%, 5/15/2024 (b)	1,580,000	1,532,600
Nine West Holdings, Inc. 8.25%, 3/15/2019 (b)	4,150,000	788,500
William Carter Co. 5.25%, 8/15/2021	3,600,000	3,730,500

		6,051,600

AUTO MANUFACTURERS — 1.0%
Fiat Chrysler Automobiles NV 4.50%, 4/15/2020 (a)	11,576,000	11,829,225
General Motors Financial Co., Inc. 3.20%, 7/6/2021	1,945,000	1,914,308

Jaguar Land Rover Automotive PLC:
3.50%, 3/15/2020 (b)	3,100,000	3,138,750
4.13%, 12/15/2018 (b)	5,510,000	5,675,300
4.25%, 11/15/2019 (b)	4,794,000	4,973,775
Navistar International Corp. 8.25%, 11/1/2021	9,995,000	10,076,209

		37,607,567

AUTO PARTS & EQUIPMENT — 0.7%
American Axle & Manufacturing, Inc. 6.25%, 3/15/2021 (a)	4,700,000	4,841,000
Dana, Inc. 5.38%, 9/15/2021	2,560,000	2,656,000
IHO Verwaltungs GmbH PIK, 4.13%, 9/15/2021 (a) (b)	2,940,000	2,969,400
Schaeffler Finance B.V. 4.25%, 5/15/2021 (b)	5,624,000	5,757,570
Titan International, Inc. 6.88%, 10/1/2020	3,561,000	3,489,780
ZF North America Capital, Inc. 4.00%, 4/29/2020 (a) (b)	6,624,000	6,905,520

		26,619,270

BANKS — 2.4%
CIT Group, Inc.:
3.88%, 2/19/2019 (a)	7,097,000	7,274,425
4.25%, 8/15/2017	15,055,000	15,262,006
5.25%, 3/15/2018	13,490,000	13,928,425
5.38%, 5/15/2020	6,746,000	7,167,625
5.50%, 2/15/2019 (b)	14,175,000	14,954,625
6.63%, 4/1/2018 (b)	7,088,000	7,464,550
Provident Funding Associates L.P./PFG Finance Corp. 6.75%, 6/15/2021 (b)	3,317,600	3,334,188
Royal Bank of Scotland Group PLC 4.70%, 7/3/2018	3,509,000	3,572,601
Royal Bank of Scotland NV 4.65%, 6/4/2018	3,450,000	3,508,219
Synovus Financial Corp. 5.13%, 6/15/2017	1,640,226	1,651,503
UniCredit Bank Austria AG 7.25%, 2/15/2017 (b)	4,950,000	4,978,639
UniCredit Luxembourg Finance SA 6.00%, 10/31/2017 (a) (b)	6,075,000	6,196,406

		89,293,212

BEVERAGES — 0.3%
Constellation Brands, Inc. 7.25%, 5/15/2017	3,743,000	3,820,199
Cott Beverages, Inc. 6.75%, 1/1/2020	3,654,000	3,786,458
DS Services of America, Inc. 10.00%, 9/1/2021 (b)	3,670,000	4,027,825

		11,634,482

BIOTECHNOLOGY — 0.1%
Concordia International Corp. 9.00%, 4/1/2022 (a) (b)	1,400,000	1,176,875

See accompanying notes to financial statements.

295

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Sterigenics-Nordion Topco LLC PIK, 8.13%, 11/1/2021 (b)	$3,100,000	$3,084,500

		4,261,375

CHEMICALS — 2.9%
Ashland LLC 3.88%, 4/15/2018	5,317,000	5,446,602
CF Industries, Inc.:
6.88%, 5/1/2018	4,170,000	4,378,500
7.13%, 5/1/2020	8,360,000	9,122,850
Chemtura Corp. 5.75%, 7/15/2021	700,000	728,000
Consolidated Energy Finance SA 6.75%, 10/15/2019 (b)	8,477,000	8,445,550
Hexion, Inc.:
6.63%, 4/15/2020 (a)	12,367,000	10,944,795
8.88%, 2/1/2018	8,402,000	8,359,990
10.00%, 4/15/2020	250,000	248,750
Hexion, Inc./Hexion Nova Scotia Finance ULC 9.00%, 11/15/2020 (a)	5,000,000	3,900,000
Huntsman International LLC 4.88%, 11/15/2020 (a)	3,530,000	3,651,344
INEOS Group Holdings SA:
5.63%, 8/1/2024 (a) (b)	656,711	650,144
5.88%, 2/15/2019 (a) (b)	4,095,000	4,187,138
Momentive Performance Materials, Inc. 3.88%, 10/24/2021	9,895,000	9,276,562
Perstorp Holding AB:
8.50%, 6/30/2021 (b)	2,000,000	1,995,000
11.00%, 9/30/2021 (a) (b)	1,365,000	1,368,413
Platform Specialty Products Corp. 10.38%, 5/1/2021 (b)	4,205,000	4,657,037
Rain CII Carbon LLC/CII Carbon Corp.:
8.00%, 12/1/2018 (b)	4,147,000	4,126,265
8.25%, 1/15/2021 (b)	2,350,000	2,326,500
TPC Group, Inc. 8.75%, 12/15/2020 (b)	6,603,000	5,645,565
Tronox Finance LLC 6.38%, 8/15/2020 (a)	8,694,000	8,128,890
Westlake Chemical Corp. 4.63%, 2/15/2021 (b)	3,645,000	3,821,002
WR Grace & Co-Conn 5.13%, 10/1/2021 (b)	4,750,000	4,951,875

		106,360,772

COMMERCIAL SERVICES — 2.4%
ADT Corp. 6.25%, 10/15/2021 (a)	7,415,000	8,063,812
APX Group, Inc.:
6.38%, 12/1/2019 (a)	3,907,000	4,019,326
7.88%, 12/1/2022	2,510,000	2,718,644
8.75%, 12/1/2020 (a)	8,355,000	8,417,662
Brand Energy & Infrastructure Services, Inc. 8.50%, 12/1/2021 (b)	500,000	511,250
Cenveo Corp. 6.00%, 8/1/2019 (b)	5,205,000	4,645,463

Ceridian HCM Holding, Inc. 11.00%, 3/15/2021 (b)	3,350,000	3,442,125
Constellis Holdings LLC/Constellis Finance Corp. 9.75%, 5/15/2020 (b)	3,660,000	3,751,500
Global A&T Electronics, Ltd. 10.00%, 2/1/2019 (a) (b)	5,375,000	4,085,000
Graham Holdings Co. 7.25%, 2/1/2019	2,215,000	2,399,122
Harland Clarke Holdings Corp. 9.25%, 3/1/2021 (b)	6,396,000	5,628,480
Hertz Corp.:
5.50%, 10/15/2024 (a) (b)	500,000	435,000
5.88%, 10/15/2020 (a)	5,866,000	5,748,680
6.75%, 4/15/2019	4,344,000	4,344,000
7.38%, 1/15/2021	5,469,000	5,510,018
Jurassic Holdings III, Inc. 6.88%, 2/15/2021 (a) (b)	3,925,000	3,218,500
Laureate Education, Inc. 9.25%, 9/1/2019 (a) (b)	12,715,000	12,985,829
Modular Space Corp. 10.25%, 1/31/2019 (b) (c)	2,066,000	1,141,465
Monitronics International, Inc. 9.13%, 4/1/2020	4,680,000	4,410,900
RR Donnelley & Sons Co.:
7.63%, 6/15/2020 (a)	1,623,000	1,691,978
7.88%, 3/15/2021	3,400,000	3,536,000

		90,704,754

CONSTRUCTION MATERIALS — 0.5%
Euramax International, Inc. 12.00%, 8/15/2020 (b)	3,000,000	3,240,000
Louisiana-Pacific Corp. 4.88%, 9/15/2024	845,000	822,819
Masco Corp.:
3.50%, 4/1/2021	2,715,000	2,721,787
5.95%, 3/15/2022	587,000	648,635
7.13%, 3/15/2020	4,242,000	4,772,250
Standard Industries, Inc. 5.13%, 2/15/2021 (b)	3,190,000	3,317,600
USG Corp. 8.25%, 1/15/2018	2,876,000	3,044,965

		18,568,056

DISTRIBUTION & WHOLESALE — 0.2%
American Builders & Contractors Supply Co., Inc. 5.63%, 4/15/2021 (b)	4,644,000	4,783,320
HD Supply, Inc. 5.25%, 12/15/2021 (b)	2,640,000	2,785,200
Rexel SA 5.25%, 6/15/2020 (b)	1,702,800	1,754,948

		9,323,468

DIVERSIFIED FINANCIAL SERVICES — 8.4%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust 4.25%, 7/1/2020	1,614,000	1,662,420
Aircastle, Ltd.:
4.63%, 12/15/2018 (a)	3,302,000	3,446,463

See accompanying notes to financial statements.

296

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

5.00%, 4/1/2023	$1,700,000	$1,742,500
5.13%, 3/15/2021	1,200,000	1,278,000
6.25%, 12/1/2019	4,789,000	5,172,120
6.75%, 4/15/2017	2,801,000	2,839,514
Alliance Data Systems Corp.:
5.25%, 12/1/2017 (b)	2,343,000	2,375,216
5.88%, 11/1/2021 (b)	4,098,000	4,159,470
Ally Financial, Inc.:
2.75%, 1/30/2017	3,820,000	3,820,000
3.25%, 2/13/2018	5,569,000	5,596,845
3.25%, 11/5/2018	1,730,000	1,732,076
3.50%, 1/27/2019	4,127,000	4,142,476
3.60%, 5/21/2018 (a)	7,180,000	7,242,825
3.75%, 11/18/2019	6,048,000	6,074,006
4.13%, 3/30/2020 (a)	4,341,000	4,373,558
4.25%, 4/15/2021 (a)	5,270,000	5,309,525
4.75%, 9/10/2018	5,026,000	5,164,215
5.50%, 2/15/2017	8,147,000	8,177,551
6.25%, 12/1/2017	6,319,000	6,532,582
7.50%, 9/15/2020	2,680,000	3,004,950
8.00%, 12/31/2018	4,997,000	5,446,730
8.00%, 3/15/2020	8,083,000	9,153,998
CIT Group, Inc. 5.00%, 5/15/2018 (b)	8,330,000	8,460,156
CNG Holdings, Inc. 9.38%, 5/15/2020 (b)	1,837,000	1,593,598
DFC Finance Corp. PIK, 12.00%, 6/16/2020 (a) (b)	5,843,441	3,330,761
Enova International, Inc. 9.75%, 6/1/2021	4,850,000	4,837,875
FBM Finance, Inc. 8.25%, 8/15/2021 (b)	3,605,000	3,796,516
Fly Leasing, Ltd. 6.75%, 12/15/2020 (a)	3,350,000	3,500,750
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
3.50%, 3/15/2017	7,735,000	7,746,603
4.88%, 3/15/2019	8,875,000	8,963,750
6.00%, 8/1/2020 (a)	15,219,000	15,561,427
Intelsat Connect Finance SA
Series WI-1, 12.50%, 4/1/2022 (b) (d)	1,902,600	1,179,612
International Lease Finance Corp. 5.88%, 4/1/2019	1,352,000	1,435,824
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
7.38%, 4/1/2020 (b)	5,505,000	5,505,000
7.50%, 4/15/2021 (b)	1,800,000	1,782,000
KCG Holdings, Inc. 6.88%, 3/15/2020 (b)	2,940,000	2,940,000
Lincoln Finance, Ltd. 7.38%, 4/15/2021 (b)	4,410,000	4,696,650
Nationstar Mortgage LLC/Nationstar Capital Corp.:
6.50%, 8/1/2018	2,578,000	2,620,021
6.50%, 7/1/2021	5,258,162	5,323,889
7.88%, 10/1/2020	3,763,000	3,894,705
9.63%, 5/1/2019	2,115,000	2,212,819

Navient Corp.:
4.63%, 9/25/2017	2,344,000	2,382,090
4.88%, 6/17/2019	8,431,000	8,726,085
5.00%, 10/26/2020	2,230,000	2,274,600
5.50%, 1/15/2019	9,056,000	9,429,560
5.88%, 3/25/2021	3,825,000	3,958,875
6.63%, 7/26/2021	6,472,000	6,860,320
7.25%, 9/25/2023 (a)	1,365,000	1,402,538
8.45%, 6/15/2018	16,209,000	17,465,197
Series MTN, 8.00%, 3/25/2020	11,900,000	13,201,562
NewStar Financial, Inc. 7.25%, 5/1/2020	2,603,000	2,603,000
NFP Corp. 9.00%, 7/15/2021 (b)	4,924,474	5,149,153
Och-Ziff Finance Co. LLC 4.50%, 11/20/2019 (b)	3,800,000	3,493,017
OneMain Financial Holdings LLC:
6.75%, 12/15/2019 (b)	4,295,000	4,477,538
7.25%, 12/15/2021 (b)	4,788,000	4,991,011
Speedy Cash Intermediate Holdings Corp. 10.75%, 5/15/2018 (b)	3,086,000	2,929,771
Springleaf Finance Corp.:
5.25%, 12/15/2019	2,840,000	2,882,600
6.90%, 12/15/2017	7,597,000	7,922,152
7.75%, 10/1/2021	6,095,000	6,430,225
8.25%, 12/15/2020 (a)	8,058,000	8,747,966
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/2018 (b)	5,470,000	4,717,875
Transworld Systems, Inc. 9.50%, 8/15/2021 (b)	3,365,000	2,065,269
Walter Investment Management Corp. 7.88%, 12/15/2021	4,500,000	3,639,600

		313,579,000

ELECTRIC — 2.1%
AES Corp.:
7.38%, 7/1/2021	6,954,000	7,736,325
8.00%, 6/1/2020	3,738,000	4,345,425
DPL, Inc. 7.25%, 10/15/2021	8,450,000	8,655,969
Dynegy, Inc. 6.75%, 11/1/2019	15,570,000	15,881,400
FirstEnergy Corp. Series A, 2.75%, 3/15/2018	1,824,000	1,837,275
Fortis, Inc. 2.10%, 10/4/2021 (b)	1,875,000	1,810,288
GenOn Americas Generation LLC 8.50%, 10/1/2021	3,107,000	2,609,880
GenOn Energy, Inc.:
7.88%, 6/15/2017	5,826,000	4,151,025
9.50%, 10/15/2018	6,463,000	4,552,537
9.88%, 10/15/2020 (a)	3,620,000	2,461,600
IPALCO Enterprises, Inc.:
3.45%, 7/15/2020	2,757,000	2,815,311
5.00%, 5/1/2018	2,570,000	2,657,450

See accompanying notes to financial statements.

297

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

NRG Energy, Inc. 7.88%, 5/15/2021	$2,536,000	$2,631,100
Talen Energy Supply LLC:
4.60%, 12/15/2021 (a)	4,785,000	3,774,408
4.63%, 7/15/2019 (a) (b)	9,995,000	9,495,250
6.50%, 5/1/2018	3,223,000	3,343,862

		78,759,105

ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Anixter, Inc.:
5.13%, 10/1/2021	2,037,000	2,118,480
5.63%, 5/1/2019	2,131,000	2,229,559

		4,348,039

ELECTRONICS — 0.2%
Flex, Ltd. 4.63%, 2/15/2020	583,000	612,150
Kemet Corp. 10.50%, 5/1/2018	2,250,000	2,245,781
Sanmina Corp. 4.38%, 6/1/2019 (b)	2,860,000	2,938,650

		5,796,581

ENERGY-ALTERNATE SOURCES — 0.1%
Enviva Partners L.P. / Enviva Partners Finance Corp. 8.50%, 11/1/2021 (b)	2,000,000	2,085,000

ENGINEERING & CONSTRUCTION — 0.1%
Abengoa Finance SAU:
7.75%, 2/1/2020 (b) (c)	5,400,000	216,000
8.88%, 11/1/2017 (b)	7,790,000	311,600
Michael Baker International LLC/CDL Acquisition Co., Inc. 8.25%, 10/15/2018 (b)	3,735,000	3,678,975

		4,206,575

ENTERTAINMENT — 1.5%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp. 5.25%, 3/15/2021	4,502,524	4,648,856
Gibson Brands, Inc. 8.88%, 8/1/2018 (b)	3,250,000	2,990,000
GLP Capital L.P./GLP Financing II, Inc.:
4.38%, 11/1/2018	4,622,000	4,773,602
4.38%, 4/15/2021 (a)	2,300,000	2,380,500
4.88%, 11/1/2020	7,861,000	8,283,922
Greektown Holdings LLC/Greektown Mothership Corp. 8.88%, 3/15/2019 (b)	1,811,000	1,903,814
International Game Technology PLC:
5.63%, 2/15/2020 (b)	4,681,000	4,959,988
7.50%, 6/15/2019	4,377,000	4,814,700
Isle of Capri Casinos, Inc.:
5.88%, 3/15/2021	3,525,000	3,648,375
8.88%, 6/15/2020	4,231,000	4,437,261
Mood Media Corp. 9.25%, 10/15/2020 (b)	2,540,000	1,471,612

Production Resource Group, Inc. 8.88%, 5/1/2019	3,300,000	2,013,000
Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp. 6.13%, 8/15/2021 (b)	2,495,000	2,551,137
Six Flags Entertainment Corp. 5.25%, 1/15/2021 (b)	6,304,000	6,445,840

		55,322,607

ENVIRONMENTAL CONTROL — 0.7%
Clean Harbors, Inc.:
5.13%, 6/1/2021	7,110,000	7,257,888
5.25%, 8/1/2020	6,780,000	6,941,025
Covanta Holding Corp. 7.25%, 12/1/2020	3,431,000	3,508,197
GFL Environmental, Inc. 9.88%, 2/1/2021 (b)	4,740,000	5,214,000
Tervita Escrow Corp. 7.63%, 12/1/2021 (a) (b)	1,773,000	1,808,460

		24,729,570

FOOD — 1.5%
B&G Foods, Inc. 4.63%, 6/1/2021	5,553,000	5,664,060
BI-LO LLC/BI-LO Finance Corp.:
9.25%, 2/15/2019 (a) (b)	3,190,000	2,719,475
PIK, 8.63%, 9/15/2018 (b)	3,650,000	2,290,375
Bumble Bee Holdings, Inc. 9.00%, 12/15/2017 (b)	5,353,000	5,282,742
JBS USA LUX SA/JBS USA Finance, Inc.:
7.25%, 6/1/2021 (b)	8,709,000	9,020,129
8.25%, 2/1/2020 (b)	5,218,000	5,346,076
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 4.88%, 5/1/2021	1,800,000	1,854,000
Post Holdings, Inc. 6.75%, 12/1/2021 (b)	800,000	858,000
Simmons Foods, Inc. 7.88%, 10/1/2021 (b)	3,386,000	3,487,580
Smithfield Foods, Inc.:
5.25%, 8/1/2018 (b)	1,840,000	1,860,700
5.88%, 8/1/2021 (b)	1,400,000	1,459,500
7.75%, 7/1/2017	3,564,000	3,662,010
SUPERVALU, Inc. 6.75%, 6/1/2021 (a)	2,400,000	2,412,000
Tesco PLC:
2.70%, 1/5/2017 (b)	2,460,000	2,459,960
5.50%, 11/15/2017 (b)	7,618,000	7,817,972

		56,194,579

FOOD SERVICE — 0.1%
Aramark Services, Inc. 5.75%, 3/15/2020	2,381,000	2,431,596

FOREST PRODUCTS & PAPER — 0.1%
Tembec Industries, Inc. 9.00%, 12/15/2019 (b)	2,627,000	2,456,245

See accompanying notes to financial statements.

298

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

GAS — 0.2%
NGL Energy Partners L.P./NGL Energy Finance Corp.:
5.13%, 7/15/2019	$3,010,000	$2,987,425
7.50%, 11/1/2023 (b)	3,141,000	3,243,083

		6,230,508

HAND & MACHINE TOOLS — 0.2%
Apex Tool Group LLC 7.00%, 2/1/2021 (b)	4,340,000	3,884,300
Milacron LLC/Mcron Finance Corp. 7.75%, 2/15/2021 (b)	3,425,000	3,519,188

		7,403,488

HEALTH CARE PRODUCTS — 1.4%
Alere, Inc.:
6.50%, 6/15/2020	3,922,000	3,877,878
7.25%, 7/1/2018	3,555,000	3,606,103
DJO Finance LLC / DJO Finance Corp. 10.75%, 4/15/2020 (a)	1,000,000	838,750
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp. 8.13%, 6/15/2021 (b)	7,372,000	6,395,210
Immucor, Inc. 11.13%, 8/15/2019	2,420,000	2,286,900
Kinetic Concepts, Inc./KCI USA, Inc.:
7.88%, 2/15/2021 (b)	3,831,000	4,156,635
9.63%, 10/1/2021 (b)	13,482,000	14,240,362
12.50%, 11/1/2021 (b)	5,771,000	6,059,550
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 4.88%, 4/15/2020 (a) (b)	4,373,000	4,389,399
Universal Hospital Services, Inc. 7.63%, 8/15/2020 (a)	6,974,000	6,878,107

		52,728,894

HEALTH CARE SERVICES — 5.9%
Centene Corp. 5.63%, 2/15/2021	9,715,000	10,214,351
CHS/Community Health Systems, Inc.:
5.13%, 8/15/2018 (a)	6,554,000	6,463,883
5.13%, 8/1/2021 (a)	7,561,000	6,993,925
7.13%, 7/15/2020 (a)	12,394,000	9,392,173
8.00%, 11/15/2019 (a)	13,445,000	11,199,685
Fresenius Medical Care US Finance II, Inc.:
4.13%, 10/15/2020 (b)	3,651,000	3,771,939
5.63%, 7/31/2019 (b)	6,398,000	6,813,870
6.50%, 9/15/2018 (b)	3,316,000	3,506,670
Fresenius Medical Care US Finance, Inc.:
5.75%, 2/15/2021 (a) (b)	4,906,000	5,298,480
6.88%, 7/15/2017	4,947,000	5,076,859
HCA Holdings, Inc. 6.25%, 2/15/2021 (a)	11,832,000	12,719,400
HCA, Inc.:
3.75%, 3/15/2019	11,227,000	11,521,709

4.25%, 10/15/2019	4,360,000	4,534,836
6.50%, 2/15/2020	23,109,000	25,281,246
8.00%, 10/1/2018	2,963,000	3,225,966
IASIS Healthcare LLC/IASIS Capital Corp. 8.38%, 5/15/2019 (a)	6,789,000	5,906,430
inVentiv Health, Inc. 9.00%, 1/15/2018 (b)	4,428,000	4,419,144
Kindred Healthcare, Inc. 8.00%, 1/15/2020	5,334,000	5,307,330
Select Medical Corp. 6.38%, 6/1/2021 (a)	5,361,000	5,361,000
Surgery Center Holdings, Inc. 8.88%, 4/15/2021 (b)	3,225,000	3,438,656
Tenet Healthcare Corp.:
4.38%, 10/1/2021	8,889,000	8,811,221
4.50%, 4/1/2021	5,444,000	5,392,826
4.75%, 6/1/2020	3,388,000	3,421,880
5.00%, 3/1/2019	6,050,000	5,887,406
5.50%, 3/1/2019	5,178,000	5,058,906
6.00%, 10/1/2020	14,952,000	15,662,220
6.25%, 11/1/2018	8,818,000	9,314,012
7.50%, 1/1/2022 (a) (b)	1,945,000	2,027,663
8.00%, 8/1/2020	7,795,000	7,697,563
WellCare Health Plans, Inc. 5.75%, 11/15/2020	7,170,000	7,367,175

		221,088,424

HOLDING COMPANIES-DIVERS — 0.6%
HRG Group, Inc. 7.88%, 7/15/2019	6,099,000	6,346,772
Nielsen Co. Luxembourg SARL 5.50%, 10/1/2021 (a) (b)	5,395,000	5,610,800
Noble Group, Ltd. 6.75%, 1/29/2020 (a) (b)	8,966,000	7,486,610
Opal Acquisition, Inc. 8.88%, 12/15/2021 (b)	4,930,000	4,215,150

		23,659,332

HOME BUILDERS — 2.0%
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.88%, 2/15/2021 (b)	3,065,000	2,942,400
Beazer Homes USA, Inc. 8.75%, 3/15/2022 (b)	1,285,000	1,387,800
Brookfield Residential Properties, Inc. 6.50%, 12/15/2020 (a) (b)	3,580,000	3,660,550
CalAtlantic Group, Inc.:
8.38%, 5/15/2018	4,071,000	4,391,591
8.38%, 1/15/2021 (a)	3,415,000	3,978,475
DR Horton, Inc.:
3.63%, 2/15/2018	580,000	584,713
3.75%, 3/1/2019	1,909,000	1,945,987
K Hovnanian Enterprises, Inc. 7.25%, 10/15/2020 (b)	6,091,000	5,727,367
KB Home:
4.75%, 5/15/2019	4,293,000	4,370,811
7.00%, 12/15/2021	42,000	44,231
8.00%, 3/15/2020	1,494,000	1,643,400

See accompanying notes to financial statements.

299

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Lennar Corp.:
4.50%, 6/15/2019	$6,570,000	$6,759,216
4.50%, 11/15/2019 (a)	1,819,000	1,879,254
4.75%, 12/15/2017	2,228,000	2,253,065
4.75%, 4/1/2021	5,075,000	5,233,594
Series B, 12.25%, 6/1/2017	2,700,000	2,814,750
Mattamy Group Corp. 6.50%, 11/15/2020 (b)	3,340,000	3,390,100
PulteGroup, Inc. 4.25%, 3/1/2021	4,264,285	4,357,566
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25%, 4/15/2021 (b)	5,108,000	5,261,240
Toll Brothers Finance Corp.:
4.00%, 12/31/2018	4,218,000	4,323,450
8.91%, 10/15/2017	2,318,000	2,438,246
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 4.38%, 6/15/2019	3,575,000	3,637,563
William Lyon Homes, Inc. 8.50%, 11/15/2020	2,890,000	3,018,244

		76,043,613

HOUSEHOLD PRODUCTS — 0.5%
Albea Beauty Holdings SA 8.38%, 11/1/2019 (b)	2,305,000	2,397,200
Avon Products, Inc. 6.60%, 3/15/2020 (a)	2,720,000	2,761,344
Edgewell Personal Care Co. 4.70%, 5/19/2021	4,077,000	4,280,850
First Quality Finance Co., Inc. 4.63%, 5/15/2021 (b)	5,004,000	4,953,960
Revlon Consumer Products Corp.:
5.75%, 2/15/2021	1,453,000	1,463,897
6.25%, 8/1/2024 (a)	1,970,889	2,030,016

		17,887,267

HOUSEHOLD PRODUCTS & WARES — 0.1%
ACCO Brands Corp. 6.75%, 4/30/2020 (a)	2,503,000	2,632,655
Prestige Brands, Inc. 5.38%, 12/15/2021 (b)	900,000	924,750

		3,557,405

INSURANCE — 1.3%
American Equity Investment Life Holding Co. 6.63%, 7/15/2021	2,975,000	3,098,323
Genworth Holdings, Inc.:
6.52%, 5/22/2018 (a)	5,761,000	5,674,585
7.20%, 2/15/2021	3,030,000	2,766,769
7.63%, 9/24/2021	6,000,000	5,535,000
7.70%, 6/15/2020	4,921,000	4,748,765
Hub Holdings LLC/Hub Holdings Finance, Inc. PIK, 8.13%, 7/15/2019 (b)	1,760,000	1,755,600
HUB International, Ltd. 7.88%, 10/1/2021 (b)	10,325,000	10,944,500
Radian Group, Inc.:
5.25%, 6/15/2020	3,846,000	4,035,896
7.00%, 3/15/2021	2,179,000	2,424,138

USI, Inc. 7.75%, 1/15/2021 (b)	6,646,000	6,791,381

		47,774,957

INTERNET — 0.3%
Cogent Communications Group, Inc. 5.38%, 3/1/2022 (b)	1,320,000	1,361,250
IAC/InterActiveCorp 4.88%, 11/30/2018	2,170,000	2,205,263
Netflix, Inc. 5.38%, 2/1/2021	2,615,000	2,807,856
TIBCO Software, Inc. 11.38%, 12/1/2021 (b)	5,440,000	5,440,000

		11,814,369

INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp. 3.63%, 1/19/2022	2,000,000	1,938,021
Prospect Capital Corp. 5.00%, 7/15/2019	1,000,000	1,013,721

		2,951,742

IRON/STEEL — 2.0%
AK Steel Corp.:
7.63%, 5/15/2020 (a)	4,123,000	4,226,075
7.63%, 10/1/2021 (a)	5,135,000	5,526,800
Allegheny Technologies, Inc.:
5.95%, 1/15/2021	3,771,000	3,676,725
9.38%, 6/1/2019	2,323,000	2,485,610
ArcelorMittal:
6.13%, 6/1/2018 (a)	4,810,000	5,050,500
6.25%, 8/5/2020	4,527,000	4,923,113
6.50%, 3/1/2021 (a)	8,330,000	9,142,175
10.85%, 6/1/2019	6,145,000	7,189,650
BlueScope Steel Finance, Ltd./BlueScope Steel Finance USA LLC 6.50%, 5/15/2021 (b)	2,510,000	2,635,500
Cliffs Natural Resources, Inc.:
7.75%, 3/31/2020 (a) (b)	5,078,000	5,230,340
8.25%, 3/31/2020 (b)	4,525,000	4,954,875
Commercial Metals Co. 7.35%, 8/15/2018	1,439,000	1,525,340
Evraz, Inc. NA Canada 7.50%, 11/15/2019 (b)	3,190,000	3,205,950
Steel Dynamics, Inc. 5.13%, 10/1/2021	4,684,000	4,877,215
United States Steel Corp.:
7.38%, 4/1/2020 (a)	2,928,000	3,140,280
8.38%, 7/1/2021 (b)	6,624,000	7,336,080

		75,126,228

IT SERVICES — 2.0%
Dell, Inc.:
4.63%, 4/1/2021 (a)	2,856,000	2,905,980
5.65%, 4/15/2018	4,290,000	4,456,237
5.88%, 6/15/2019 (a)	4,467,000	4,712,685
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.88%, 6/15/2021 (b)	12,273,000	13,047,733

See accompanying notes to financial statements.

300

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

DynCorp International, Inc. 11.88%, 11/30/2020	$2,640,490	$2,455,656
EMC Corp.:
1.88%, 6/1/2018	19,250,000	19,033,437
2.65%, 6/1/2020	16,678,000	16,261,050
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020	2,500,000	2,551,886
Leidos Holdings, Inc. 4.45%, 12/1/2020	1,330,000	1,368,238
Lexmark International, Inc. 6.13%, 3/15/2020	4,325,000	4,419,035
NCR Corp.:
4.63%, 2/15/2021	3,425,000	3,487,078
5.88%, 12/15/2021	1,100,000	1,153,625

		75,852,640

LEISURE TIME — 0.3%
Carlson Wagonlit B.V. 6.88%, 6/15/2019 (b)	3,350,000	3,465,240
NCL Corp., Ltd.:
4.63%, 11/15/2020 (a) (b)	5,105,000	5,181,575
4.75%, 12/15/2021 (a) (b)	3,110,000	3,108,134

		11,754,949

LODGING — 1.7%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope:
8.00%, 10/1/2020	7,580,000	7,916,362
11.00%, 10/1/2021 (a)	8,950,000	9,777,875
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.63%, 10/15/2021	4,490,000	4,624,700
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. 6.75%, 11/15/2021 (b)	4,980,000	5,042,250
MGM Resorts International:
5.25%, 3/31/2020	3,627,000	3,837,729
6.63%, 12/15/2021	2,100,000	2,341,500
6.75%, 10/1/2020	8,776,000	9,752,769
8.63%, 2/1/2019	5,759,000	6,471,964
11.38%, 3/1/2018	3,751,000	4,163,610
Playa Resorts Holding B.V. 8.00%, 8/15/2020 (b)	1,187,000	1,237,448
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 5.88%, 5/15/2021 (b)	1,585,000	1,569,150
Station Casinos LLC 7.50%, 3/1/2021	3,615,000	3,786,712
Studio City Co., Ltd. 5.88%, 11/30/2019 (b)	1,785,000	1,829,625

		62,351,694

MACHINERY, CONSTRUCTION & MINING — 0.4%
BlueLine Rental Finance Corp. 7.00%, 2/1/2019 (a) (b)	6,825,000	6,637,312
Joy Global, Inc. 5.13%, 10/15/2021	3,900,000	4,229,063
Terex Corp. 6.00%, 5/15/2021	5,877,000	6,009,233

		16,875,608

MACHINERY-DIVERSIFIED — 1.2%
Case New Holland Industrial, Inc. 7.88%, 12/1/2017	800,000	841,000
CNH Industrial Capital LLC:
3.25%, 2/1/2017	2,453,000	2,453,000
3.38%, 7/15/2019 (a)	3,570,000	3,570,000
3.63%, 4/15/2018 (a)	3,848,000	3,896,100
3.88%, 7/16/2018 (a)	6,180,000	6,257,250
3.88%, 10/15/2021	4,505,000	4,426,162
4.38%, 11/6/2020	5,415,000	5,577,450
4.88%, 4/1/2021 (a)	2,300,000	2,392,000
Gardner Denver, Inc. 6.88%, 8/15/2021 (a) (b)	5,000,000	4,975,000
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.88%, 8/1/2020 (b)	4,660,000	4,042,550
Xerium Technologies, Inc. 9.50%, 8/15/2021 (b)	4,643,750	4,632,141

		43,062,653

MEDIA — 6.5%
Altice Finco SA 9.88%, 12/15/2020 (b)	4,700,000	4,965,550
Cablevision Systems Corp.:
7.75%, 4/15/2018	7,482,000	7,912,215
8.00%, 4/15/2020 (a)	4,662,000	5,104,890
8.63%, 9/15/2017	6,789,000	7,077,532
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25%, 3/15/2021	4,870,000	5,034,363
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.13%, 12/15/2021 (b)	1,800,000	1,831,500
6.38%, 9/15/2020 (b)	13,578,000	13,968,367
Charter Communications Operating LLC/Charter Communications Operating Capital 3.58%, 7/23/2020	1,225,000	1,241,783
Clear Channel Worldwide Holdings, Inc. Series B, 7.63%, 3/15/2020	14,712,000	14,656,830
Cogeco Communications, Inc. 4.88%, 5/1/2020 (b)	2,663,000	2,742,890
CSC Holdings LLC:
6.75%, 11/15/2021	7,143,000	7,688,011
7.63%, 7/15/2018	1,834,000	1,960,088
8.63%, 2/15/2019	5,973,000	6,615,098
Cumulus Media Holdings, Inc. 7.75%, 5/1/2019 (a)	4,974,000	2,036,231
DISH DBS Corp.:
4.25%, 4/1/2018	10,521,000	10,741,941
4.63%, 7/15/2017	6,615,000	6,706,287
5.13%, 5/1/2020	9,451,000	9,758,157
6.75%, 6/1/2021	16,358,000	17,768,877
7.88%, 9/1/2019	10,739,000	11,893,442
iHeartCommunications, Inc.:
9.00%, 12/15/2019	16,655,000	13,698,737
9.00%, 3/1/2021 (a)	18,050,000	13,266,750
10.00%, 1/15/2018 (a)	7,045,000	5,283,750
11.25%, 3/1/2021	1,450,000	1,102,000

See accompanying notes to financial statements.

301

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

MHGE Parent LLC/MHGE Parent Finance, Inc. 8.50%, 8/1/2019 (a) (b)	$4,050,000	$4,075,313
Nexstar Broadcasting, Inc. 6.88%, 11/15/2020	4,400,000	4,554,000
Nexstar Escrow Corp. 5.63%, 8/1/2024 (a) (b)	1,441,044	1,426,634
Nielsen Finance LLC/Nielsen Finance Co. 4.50%, 10/1/2020	7,340,000	7,486,800
Sinclair Television Group, Inc. 5.38%, 4/1/2021	6,525,000	6,745,219
Sirius XM Radio, Inc.:
4.25%, 5/15/2020 (b)	2,140,000	2,164,182
5.75%, 8/1/2021 (a) (b)	5,700,000	5,942,250
Starz LLC/Starz Finance Corp. 5.00%, 9/15/2019	5,840,000	5,913,000
TEGNA, Inc.:
4.88%, 9/15/2021 (b)	2,855,000	2,912,100
5.13%, 10/15/2019	4,000,000	4,105,000
5.13%, 7/15/2020	5,328,000	5,534,460
Viacom, Inc. 2.25%, 2/4/2022	1,500,000	1,407,684
Virgin Media Secured Finance PLC 5.25%, 1/15/2021	2,750,000	2,908,125
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.13%, 9/1/2020 (b)	4,540,000	4,732,950
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25%, 7/15/2019	7,781,000	8,199,229

		241,162,235

METAL FABRICATE & HARDWARE — 0.2%
Wise Metals Group LLC/Wise Alloys Finance Corp. 8.75%, 12/15/2018 (b)	6,237,000	6,486,480

MINING — 4.6%
Alcoa Nederland Holding B.V. 6.75%, 9/30/2024 (a) (b)	530,000	570,744
Alcoa, Inc.:
5.40%, 4/15/2021	10,020,000	10,639,987
5.72%, 2/23/2019 (a)	6,780,000	7,186,800
6.15%, 8/15/2020	7,770,000	8,430,450
6.75%, 7/15/2018	6,626,000	7,035,984
Aleris International, Inc.:
7.88%, 11/1/2020	4,626,000	4,637,565
9.50%, 4/1/2021 (b)	4,800,000	5,118,000
Anglo American Capital PLC:
2.63%, 4/3/2017 (b)	3,300,000	3,300,000
2.63%, 9/27/2017 (b)	4,700,000	4,691,187
3.63%, 5/14/2020 (b)	6,600,000	6,682,500
4.13%, 4/15/2021 (b)	6,540,000	6,654,450
9.38%, 4/8/2019 (b)	8,250,000	9,425,625
Coeur Mining, Inc. 7.88%, 2/1/2021	1,581,000	1,640,287
Consolidated Minerals, Ltd. 8.00%, 5/15/2020 (b) (e)	1,081,600	838,240

Constellium NV 7.88%, 4/1/2021 (b)	2,100,000	2,252,250
Eldorado Gold Corp. 6.13%, 12/15/2020 (a) (b)	3,231,000	3,279,465
First Quantum Minerals, Ltd.: 6.75%, 2/15/2020 (a) (b)	8,879,000	8,790,210
7.00%, 2/15/2021 (b)	9,610,000	9,555,944
7.25%, 10/15/2019 (b)	2,050,000	2,070,500
Freeport-McMoRan, Inc.:
2.15%, 3/1/2017	1,300,000	1,298,375
2.30%, 11/14/2017	8,275,000	8,243,969
2.38%, 3/15/2018	14,312,000	14,240,440
3.10%, 3/15/2020	5,210,000	5,079,750
4.00%, 11/14/2021 (a)	3,800,000	3,705,000
6.50%, 11/15/2020 (b)	5,870,000	6,031,425
Hecla Mining Co. 6.88%, 5/1/2021	3,862,000	3,948,895
IAMGOLD Corp. 6.75%, 10/1/2020 (b)	5,011,000	4,885,725
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (a) (b)	1,028,000	1,131,443
Kinross Gold Corp. 5.13%, 9/1/2021	3,326,000	3,375,890
Lundin Mining Corp. 7.50%, 11/1/2020 (b)	3,720,000	3,943,200
Teck Resources, Ltd.:
3.00%, 3/1/2019 (a)	1,593,000	1,585,035
4.50%, 1/15/2021	4,537,000	4,605,055
4.75%, 1/15/2022	1,160,000	1,165,800
8.00%, 6/1/2021 (a) (b)	3,408,000	3,740,280

		169,780,470

MISCELLANEOUS MANUFACTURER — 0.6%
Bombardier, Inc.:
4.75%, 4/15/2019 (b)	1,956,000	1,965,780
7.75%, 3/15/2020 (a) (b)	6,785,000	7,141,213
8.75%, 12/1/2021 (a) (b)	9,125,000	9,672,500
LSB Industries, Inc. 8.50%, 8/1/2019 (a) (e)	2,312,000	2,127,040

		20,906,533

OIL & GAS — 7.8%
Antero Resources Corp.:
5.13%, 12/1/2022	813,000	821,130
5.38%, 11/1/2021	2,865,000	2,929,463
6.00%, 12/1/2020	4,210,000	4,336,300
Atwood Oceanics, Inc. 6.50%, 2/1/2020 (a)	4,940,000	4,550,975
Baytex Energy Corp.:
5.13%, 6/1/2021 (b)	875,000	789,688
5.63%, 6/1/2024 (b)	1,730,000	1,522,400
Bill Barrett Corp. 7.63%, 10/1/2019 (a)	1,405,880	1,384,792
California Resources Corp. 5.00%, 1/15/2020	1,993,000	1,634,260
Calumet Specialty Products Partners L.P./Calumet Finance Corp.:
6.50%, 4/15/2021	7,246,000	6,122,870
11.50%, 1/15/2021 (b)	4,036,000	4,611,130

See accompanying notes to financial statements.

302

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Canbriam Energy, Inc. 9.75%, 11/15/2019 (b)	$1,700,000	$1,785,000
Carrizo Oil & Gas, Inc. 7.50%, 9/15/2020 (a)	5,766,000	5,985,829
Cenovus Energy, Inc. 5.70%, 10/15/2019	10,201,000	10,908,694
Chesapeake Energy Corp.:
4.88%, 4/15/2022 (a)	2,250,000	2,053,125
6.13%, 2/15/2021 (a)	2,735,000	2,666,625
6.63%, 8/15/2020	5,300,000	5,353,000
Clayton Williams Energy, Inc. 7.75%, 4/1/2019 (a)	3,121,000	3,136,605
Comstock Resources, Inc. PIK, 10.00%, 3/15/2020	5,200,000	5,330,000
CrownRock L.P./CrownRock Finance, Inc. 7.13%, 4/15/2021 (b)	5,475,000	5,666,625
Denbury Resources, Inc. 9.00%, 5/15/2021 (a) (b)	3,853,000	4,117,894
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019 (a)	3,110,000	3,226,625
Drill Rigs Holdings, Inc. 6.50%, 10/1/2017 (b)	3,515,000	1,511,450
Endeavor Energy Resources L.P./EER Finance, Inc. 7.00%, 8/15/2021 (b)	4,200,000	4,368,000
Energen Corp. 4.63%, 9/1/2021	2,800,000	2,807,000
Ensco PLC 4.70%, 3/15/2021 (a)	7,196,000	6,921,652
EP Energy LLC/Everest Acquisition Finance, Inc. 9.38%, 5/1/2020	13,022,000	12,004,982
EV Energy Partners L.P./EV Energy Finance Corp. 8.00%, 4/15/2019	2,093,000	1,470,333
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp. 7.88%, 7/15/2021 (a) (b)	2,771,974	2,943,490
Halcon Resources Corp. 8.63%, 2/1/2020 (a) (b)	3,289,000	3,420,560
Harvest Operations Corp. 6.88%, 10/1/2017	1,642,616	1,642,616
MEG Energy Corp.:
6.38%, 1/30/2023 (b)	3,137,000	2,791,930
6.50%, 3/15/2021 (b)	3,905,000	3,612,125
Memorial Production Partners L.P./Memorial Production Finance Corp. 7.63%, 5/1/2021	5,066,000	2,533,000
Murphy Oil Corp. 3.50%, 12/1/2017	3,815,000	3,834,075
Noble Holding International, Ltd.:
4.63%, 3/1/2021 (a)	4,055,000	3,882,662
4.90%, 8/1/2020 (a)	2,430,000	2,466,450
Northern Oil and Gas, Inc. 8.00%, 6/1/2020	4,050,000	3,381,750
Northern Tier Energy LLC/Northern Tier Finance Corp.
7.13%, 11/15/2020	1,796,000	1,865,595

Oasis Petroleum, Inc. 6.50%, 11/1/2021	3,035,000	3,091,906
Pacific Drilling SA 5.38%, 6/1/2020 (b)	5,900,000	2,124,000
Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (b)	4,290,000	2,037,750
PBF Holding Co. LLC/PBF Finance Corp. 8.25%, 2/15/2020 (a)	5,827,000	5,958,107
Permian Resources LLC 13.00%, 11/30/2020 (b)	3,425,000	4,041,500
Permian Resources LLC/AEPB Finance Corp.:
7.13%, 11/1/2020 (a) (b)	9,300,000	7,998,000
7.38%, 11/1/2021 (b)	1,920,000	1,622,400
Precision Drilling Corp. 6.63%, 11/15/2020	2,862,194	2,919,438
Pride International, Inc.:
6.88%, 8/15/2020 (a)	2,960,000	3,159,800
8.50%, 6/15/2019 (a)	4,500,000	5,017,500
Puma International Financing SA 6.75%, 2/1/2021 (b)	7,150,000	7,345,588
QEP Resources, Inc. 6.88%, 3/1/2021 (a)	6,186,000	6,557,160
Range Resources Corp. 5.75%, 6/1/2021 (b)	2,261,000	2,351,440
Resolute Energy Corp. 8.50%, 5/1/2020	3,550,000	3,603,250
Rowan Cos., Inc. 7.88%, 8/1/2019	2,594,000	2,846,915
Sanchez Energy Corp. 7.75%, 6/15/2021 (a)	4,520,000	4,599,100
Seadrill, Ltd. 6.13%, 9/15/2017 (b)	7,530,000	3,849,713
Seven Generations Energy, Ltd. 8.25%, 5/15/2020 (a) (b)	4,459,000	4,726,540
Southwestern Energy Co.:
4.10%, 3/15/2022	655,000	618,566
5.80%, 1/23/2020 (a)	6,250,000	6,449,219
Sunoco L.P./Sunoco Finance Corp.:
5.50%, 8/1/2020	5,283,000	5,362,245
6.25%, 4/15/2021	5,163,000	5,253,352
Tesoro Corp. 4.25%, 10/1/2017	5,217,000	5,285,473
Transocean, Inc.:
4.25%, 10/15/2017	4,106,000	4,157,325
6.00%, 3/15/2018	5,954,000	6,028,425
6.50%, 11/15/2020 (a)	4,390,000	4,357,075
8.13%, 12/15/2021 (a)	1,296,000	1,289,520
9.00%, 7/15/2023 (a) (b)	1,300,000	1,332,500
Tullow Oil PLC 6.00%, 11/1/2020 (b)	4,850,000	4,607,500
Unit Corp. 6.63%, 5/15/2021	4,428,000	4,306,230
Vanguard Natural Resources LLC/VNR Finance Corp.
7.88%, 4/1/2020	3,723,000	2,159,340
W&T Offshore, Inc. PIK, 8.50%, 6/15/2021 (b)	1,355,933	800,000

See accompanying notes to financial statements.

303

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Western Refining, Inc. 6.25%, 4/1/2021	$3,500,000	$3,631,250
Whiting Petroleum Corp.:
5.00%, 3/15/2019	10,892,000	10,932,845
5.75%, 3/15/2021 (a)	5,880,000	5,854,275
WPX Energy, Inc. 7.50%, 8/1/2020 (a)	4,430,000	4,762,250

		291,428,197

OIL & GAS SERVICES — 1.4%
Archrock Partners L.P. /Archrock Partners Finance Corp.
6.00%, 4/1/2021	2,939,000	2,850,830
Calfrac Holdings L.P. 7.50%, 12/1/2020 (b)	4,772,000	4,115,850
CGG SA:
6.50%, 6/1/2021	347,000	157,018
6.88%, 1/15/2022 (a)	4,200,000	1,937,250
Globe Luxembourg SCA 9.63%, 5/1/2018 (b)	3,755,000	3,708,063
KCA Deutag UK Finance PLC 7.25%, 5/15/2021 (b)	3,500,000	3,097,500
McDermott International, Inc. 8.00%, 5/1/2021 (b)	3,915,000	3,983,512
Petroleum Geo-Services ASA 7.38%, 12/15/2018 (a) (b)	3,200,000	3,168,000
PHI, Inc. 5.25%, 3/15/2019	6,940,000	6,575,650
SESI LLC 6.38%, 5/1/2019	6,010,000	5,994,975
Trinidad Drilling, Ltd. 7.88%, 1/15/2019 (b)	3,464,000	3,455,340
Weatherford International, Ltd.:
5.13%, 9/15/2020 (a)	3,090,000	2,904,600
7.75%, 6/15/2021 (a)	5,367,000	5,460,922
9.63%, 3/1/2019 (a)	3,450,000	3,682,875

		51,092,385

PACKAGING & CONTAINERS — 2.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.: 6.00%, 6/30/2021 (b)	6,095,000	6,201,662
6.25%, 1/31/2019 (b)	2,824,000	2,859,300
6.75%, 1/31/2021 (b)	2,746,000	2,840,394
Ball Corp. 4.38%, 12/15/2020	8,590,000	8,976,550
BWAY Holding Co. 9.13%, 8/15/2021 (b)	5,775,000	6,092,625
Coveris Holdings SA 7.88%, 11/1/2019 (a) (b)	5,322,000	5,282,085
Graphic Packaging International, Inc. 4.75%, 4/15/2021	1,499,000	1,566,455
PaperWorks Industries, Inc. 9.50%, 8/15/2019 (b)	3,158,000	2,731,670
Plastipak Holdings, Inc. 6.50%, 10/1/2021 (b)	4,045,000	4,227,025
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/2020	21,780,000	22,461,714

6.88%, 2/15/2021	5,094,345	5,242,081
8.25%, 2/15/2021	3,167,264	3,286,036
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 3 Month USD LIBOR +3.50% 4.38%, 7/15/2021 (b) (f)	2,000,000	2,045,000
Sealed Air Corp. 6.50%, 12/1/2020 (b)	2,244,000	2,511,878
Silgan Holdings, Inc. 5.00%, 4/1/2020	4,724,000	4,806,670

		81,131,145

PHARMACEUTICALS — 2.2%
Capsugel SA PIK, 7.00%, 5/15/2019 (b)	6,170,000	6,185,425
Nature’s Bounty Co. 7.63%, 5/15/2021 (a) (b)	8,809,000	9,139,337
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/2021	3,000,000	2,892,982
Valeant Pharmaceuticals International:
6.75%, 8/15/2021 (b)	5,467,000	4,517,109
7.00%, 10/1/2020 (a) (b)	4,230,000	3,640,338
Valeant Pharmaceuticals International, Inc.:
5.38%, 3/15/2020 (a) (b)	18,120,000	15,266,100
5.63%, 12/1/2021 (b)	2,500,000	1,932,813
6.38%, 10/15/2020 (a) (b)	18,510,000	15,901,941
6.75%, 8/15/2018 (a) (b)	12,293,000	11,678,350
7.50%, 7/15/2021 (a) (b)	13,046,000	10,991,255

		82,145,650

PIPELINES — 3.2%
American Midstream Partners L.P. / American Midstream Finance Corp. 8.50%, 12/15/2021 (b)	2,500,000	2,484,375
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.38%, 9/15/2024 (b)	1,000,000	1,010,000
DCP Midstream LLC:
4.75%, 9/30/2021 (b)	4,300,000	4,343,000
5.35%, 3/15/2020 (b)	5,617,000	5,841,680
9.75%, 3/15/2019 (b)	3,490,000	3,900,075
DCP Midstream Operating L.P. 2.50%, 12/1/2017	4,997,000	4,968,892
Energy Transfer Equity L.P. 7.50%, 10/15/2020	9,070,000	10,113,050
Genesis Energy L.P./Genesis Energy Finance Corp.:
5.75%, 2/15/2021	960,000	969,600
6.75%, 8/1/2022	2,510,000	2,597,850
Gibson Energy, Inc. 6.75%, 7/15/2021 (b)	6,285,000	6,520,687
Martin Midstream Partners L.P./Martin Midstream Finance Corp. 7.25%, 2/15/2021	2,473,000	2,442,088

See accompanying notes to financial statements.

304

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

NGPL PipeCo LLC:
7.12%, 12/15/2017 (b)	$10,849,000	$11,310,082
9.63%, 6/1/2019 (b)	2,396,000	2,509,810
Niska Gas Storage, Ltd./Niska Gas Storage Canada Finance Corp. 6.50%, 4/1/2019	4,095,000	4,115,475
NuStar Logistics L.P.:
4.80%, 9/1/2020	3,280,000	3,321,000
8.15%, 4/15/2018	2,251,000	2,395,908
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (b)	6,310,000	6,641,275
6.00%, 1/15/2019 (b)	4,173,000	4,381,650
6.85%, 7/15/2018 (b)	4,485,000	4,712,053
Sabine Pass Liquefaction LLC 5.63%, 2/1/2021	16,390,000	17,537,300
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 4.13%, 11/15/2019	3,405,000	3,447,563
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.:
5.50%, 10/15/2019	1,768,000	1,858,610
5.88%, 10/1/2020	2,700,000	2,774,250
6.13%, 10/15/2021	6,113,000	6,399,547
Williams Cos., Inc. 7.88%, 9/1/2021	3,250,000	3,721,250

		120,317,070

REAL ESTATE — 0.4%
Crescent Communities LLC/Crescent Ventures, Inc. 8.88%, 10/15/2021 (b)	2,920,000	2,934,600
Howard Hughes Corp. 6.88%, 10/1/2021 (b)	4,755,000	5,010,581
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/2019 (a) (b)	1,029,000	1,065,015
4.88%, 6/1/2023 (b)	3,250,000	3,136,250
5.25%, 12/1/2021 (b)	500,000	516,250
Rialto Holdings LLC/Rialto Corp. 7.00%, 12/1/2018 (b)	3,362,000	3,404,025

		16,066,721

REAL ESTATE INVESTMENT TRUSTS — 1.3%
American Tower Corp. 2.25%, 1/15/2022	1,600,000	1,527,351
Crown Castle International Corp. 2.25%, 9/1/2021 (a)	1,670,000	1,605,369
DuPont Fabros Technology L.P. 5.88%, 9/15/2021 (a)	3,800,000	3,975,750
Equinix, Inc. 4.88%, 4/1/2020	3,472,000	3,576,160
Iron Mountain, Inc.: 4.38%, 6/1/2021 (b)	1,393,000	1,424,343
6.00%, 10/1/2020 (b)	9,646,000	10,200,645
iStar, Inc.:
4.00%, 11/1/2017	4,346,000	4,362,297
5.00%, 7/1/2019	7,160,000	7,186,850
RHP Hotel Properties L.P./RHP Finance Corp. 5.00%, 4/15/2021	2,874,000	2,917,110

Sabra Health Care L.P./Sabra Capital Corp. 5.50%, 2/1/2021	4,265,000	4,382,287
Starwood Property Trust, Inc. 5.00%, 12/15/2021 (b)	4,220,000	4,257,980
VEREIT Operating Partnership L.P. 3.00%, 2/6/2019	3,039,000	3,031,403

		48,447,545

RETAIL — 2.8%
Best Buy Co., Inc. 5.00%, 8/1/2018	967,000	1,010,001
Bon-Ton Department Stores, Inc. 8.00%, 6/15/2021	2,929,167	1,435,292
Claire’s Stores, Inc. 9.00%, 3/15/2019 (b)	8,805,000	4,402,500
Dollar Tree, Inc. 5.25%, 3/1/2020	4,574,000	4,699,785
DriveTime Automotive Group, Inc./DT Acceptance Corp. 8.00%, 6/1/2021 (b)	2,710,000	2,628,700
Ferrellgas L.P./Ferrellgas Finance Corp.:
6.50%, 5/1/2021	2,225,000	2,213,875
6.75%, 1/15/2022 (a)	1,425,000	1,407,188
Ferrellgas Partners L.P. / Ferrellgas Partners Finance Corp. 8.63%, 6/15/2020	176,000	176,000
GameStop Corp.:
5.50%, 10/1/2019 (a) (b)	1,158,000	1,186,950
6.75%, 3/15/2021 (a) (b)	4,600,000	4,648,875
Gap, Inc. 5.95%, 4/12/2021 (a)	10,212,000	10,774,136
Great Western Petroleum LLC/Great Western Finance, Inc. 9.00%, 9/30/2021 (b)	2,000,000	2,080,000
Guitar Center, Inc. 6.50%, 4/15/2019 (a) (b)	5,542,000	5,029,365
Hot Topic, Inc. 9.25%, 6/15/2021 (b)	3,700,000	3,894,250
JC Penney Corp., Inc.:
5.65%, 6/1/2020 (a)	4,294,000	4,240,325
8.13%, 10/1/2019	2,533,000	2,735,640
Jo-Ann Stores LLC 8.13%, 3/15/2019 (b)	719,000	715,405
L Brands, Inc.:
6.63%, 4/1/2021	6,895,000	7,756,185
7.00%, 5/1/2020	4,109,000	4,612,352
8.50%, 6/15/2019	4,200,000	4,814,250
Michaels Stores, Inc. 5.88%, 12/15/2020 (a) (b)	2,056,000	2,117,680
Neiman Marcus Group, Ltd. LLC:
8.00%, 10/15/2021 (a) (b)	7,750,000	5,773,750
PIK, 8.75%, 10/15/2021 (a) (b)	5,000,000	3,543,750
Rite Aid Corp.:
6.75%, 6/15/2021	7,146,000	7,503,300
9.25%, 3/15/2020	7,331,000	7,605,912
TRU Taj LLC/TRU Taj Finance, Inc. 12.00%, 8/15/2021 (b)	5,343,000	5,226,122

See accompanying notes to financial statements.

305

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Yum! Brands, Inc.:
3.75%, 11/1/2021	$90,000	$91,069
3.88%, 11/1/2020	2,650,000	2,706,312

		105,028,969

SEMICONDUCTORS — 0.9%
Amkor Technology, Inc.:
6.38%, 10/1/2022 (a)	2,143,000	2,236,756
6.63%, 6/1/2021	2,376,000	2,441,340
NXP B.V./NXP Funding LLC:
3.75%, 6/1/2018 (b)	5,978,000	6,067,670
3.88%, 9/1/2022 (b)	2,551,000	2,576,510
4.13%, 6/15/2020 (b)	4,289,000	4,439,115
4.13%, 6/1/2021 (b)	9,556,973	9,867,575
5.75%, 2/15/2021 (b)	3,342,000	3,456,881
STATS ChipPAC Pte, Ltd.
Series REGS, 8.50%, 11/24/2020 (a) (b)	2,200,000	2,288,000

		33,373,847

SOFTWARE — 1.3%
Blackboard, Inc. 9.75%, 10/15/2021 (b)	2,233,000	2,295,803
BMC Software Finance, Inc. 8.13%, 7/15/2021 (b)	12,488,333	11,754,643
Boxer Parent Co., Inc. PIK, 9.00%, 10/15/2019 (b)	6,586,000	6,108,515
Emdeon, Inc. 11.00%, 12/31/2019	2,630,000	2,712,188
First Data Corp.:
5.00%, 1/15/2024 (a) (b)	380,000	382,138
6.75%, 11/1/2020 (b)	8,025,000	8,325,937
Infor Software Parent LLC/Infor Software Parent, Inc. PIK, 7.13%, 5/1/2021 (b)	5,675,000	5,838,156
Infor US, Inc. 5.75%, 8/15/2020 (b)	3,717,000	3,893,557
Nuance Communications, Inc. 5.38%, 8/15/2020 (a) (b)	6,342,000	6,524,650

		47,835,587

STORAGE & WAREHOUSING — 0.3%
Algeco Scotsman Global Finance PLC:
8.50%, 10/15/2018 (b)	9,265,000	8,570,125
10.75%, 10/15/2019 (a) (b)	5,400,000	3,834,000

		12,404,125

TELECOMMUNICATIONS — 10.8%
Avanti Communications Group PLC 10.00%, 10/1/2019 (b)	3,100,000	1,860,000
Avaya, Inc.:
7.00%, 4/1/2019 (a) (b)	8,528,000	7,398,040
10.50%, 3/1/2021 (a) (b)	11,508,000	4,941,248
CenturyLink, Inc.:
Series N, 6.00%, 4/1/2017	3,272,000	3,292,450
Series R, 5.15%, 6/15/2017	3,362,000	3,404,025
Series S, 6.45%, 6/15/2021 (a)	10,100,000	10,655,500
Series V, 5.63%, 4/1/2020	9,435,000	9,977,512
CommScope, Inc.:
4.38%, 6/15/2020 (b)	3,620,000	3,715,025

5.00%, 6/15/2021 (b)	4,217,000	4,343,510
DigitalGlobe, Inc. 5.25%, 2/1/2021 (b)	845,000	869,083
Frontier Communications Corp.:
6.25%, 9/15/2021 (a)	8,050,000	7,677,688
7.13%, 3/15/2019	4,412,000	4,665,690
8.13%, 10/1/2018	5,753,000	6,220,431
8.25%, 4/15/2017 (a)	2,115,000	2,157,300
8.50%, 4/15/2020	9,350,000	9,829,655
8.88%, 9/15/2020 (a)	9,068,000	9,657,420
9.25%, 7/1/2021	1,700,000	1,776,500
Hughes Satellite Systems Corp.:
6.50%, 6/15/2019	7,397,000	8,044,237
7.63%, 6/15/2021	9,075,000	9,959,812
Intelsat Jackson Holdings SA:
7.25%, 4/1/2019	12,577,000	10,564,680
7.25%, 10/15/2020	16,712,000	12,993,580
7.50%, 4/1/2021 (a)	9,778,000	7,455,725
Intelsat Luxembourg SA 7.75%, 6/1/2021	15,720,000	5,109,000
Level 3 Financing, Inc. 6.13%, 1/15/2021	3,713,000	3,838,314
Millicom International Cellular SA 6.63%, 10/15/2021 (a) (b)	5,800,000	6,061,000
Nokia Oyj 5.38%, 5/15/2019	6,640,000	7,009,350
SoftBank Group Corp. 4.50%, 4/15/2020 (a) (b)	19,678,000	20,169,950
Sprint Capital Corp. 6.90%, 5/1/2019	9,463,000	10,030,780
Sprint Communications, Inc.:
6.00%, 11/15/2022	2,973,000	2,993,514
7.00%, 3/1/2020 (a) (b)	4,875,000	5,271,338
7.00%, 8/15/2020 (a)	5,840,000	6,190,400
8.38%, 8/15/2017 (a)	7,802,000	8,094,575
9.00%, 11/15/2018 (b)	17,123,000	18,856,704
9.13%, 3/1/2017	5,070,000	5,127,038
Sprint Corp.:
7.25%, 9/15/2021	15,975,000	16,973,437
7.88%, 9/15/2023 (a)	2,000,000	2,130,000
Syniverse Holdings, Inc. 9.13%, 1/15/2019	3,937,000	3,444,875
T-Mobile USA, Inc.:
5.25%, 9/1/2018	3,224,000	3,272,360
6.25%, 4/1/2021	14,412,000	14,970,465
6.46%, 4/28/2019	9,466,000	9,596,631
6.54%, 4/28/2020	11,345,000	11,656,987
6.63%, 11/15/2020	8,244,000	8,429,490
6.63%, 4/28/2021	10,280,000	10,730,264
6.73%, 4/28/2022	1,900,000	1,985,500
Telecom Italia Capital SA:
7.00%, 6/4/2018	6,094,000	6,497,728
7.18%, 6/18/2019	5,725,000	6,343,300
Trilogy International Partners LLC/Trilogy International Finance, Inc. 13.38%, 5/15/2019 (b)	3,244,000	3,333,210
ViaSat, Inc. 6.88%, 6/15/2020 (a)	5,420,000	5,569,050
West Corp. 4.75%, 7/15/2021 (b)	3,000,000	3,082,500

See accompanying notes to financial statements.

306

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Wind Acquisition Finance SA:
4.75%, 7/15/2020 (b)	$14,340,000	$14,447,550
6.50%, 4/30/2020 (b)	5,300,000	5,512,000
7.38%, 4/23/2021 (b)	22,193,000	23,136,202
Windstream Services LLC:
7.75%, 10/15/2020 (a)	2,803,000	2,881,834
7.75%, 10/1/2021 (a)	9,600,000	9,864,000

		404,068,457

TEXTILES — 0.2%
INVISTA Finance LLC 4.25%, 10/15/2019 (b)	4,945,000	4,969,725
Springs Industries, Inc. 6.25%, 6/1/2021	4,270,000	4,419,450

		9,389,175

TRANSPORTATION — 0.7%
Erickson, Inc. 8.25%, 5/1/2020 (c)	2,650,000	761,875
Florida East Coast Holdings Corp. 6.75%, 5/1/2019 (b)	6,640,000	6,872,400
Global Ship Lease, Inc. 10.00%, 4/1/2019 (a) (b)	3,177,000	2,906,955
Hornbeck Offshore Services, Inc.: 5.00%, 3/1/2021	3,630,000	2,395,800
5.88%, 4/1/2020	2,529,000	1,795,590
Jack Cooper Holdings Corp. 9.25%, 6/1/2020	3,518,000	1,521,535
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (b)	5,612,000	4,770,200
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 8.13%, 2/15/2019	3,415,000	2,527,100
Teekay Corp. 8.50%, 1/15/2020 (a)	4,774,000	4,535,300

		28,086,755

TOTAL CORPORATE BONDS & NOTES (Cost $3,553,395,262)		3,545,545,162

SENIOR FLOATING RATE LOANS — 0.0% (g)
SPECIALTY RETAIL — 0.0% (g)
Claire’s Stores, Inc. Senior Secured Term Loan, Retail Store, 9.00%, 9/20/2021 (Cost $1,221,706)	1,709,600	1,192,257

TOTAL SENIOR FLOATING RATE LOANS (Cost $1,221,706)		1,192,257

	Shares

COMMON STOCKS — 0.1%
ENERGY EQUIPMENT & SERVICES — 0.0% (g)
Key Energy Services, Inc. (h)	52,722	$1,677,087

OIL, GAS & CONSUMABLE FUELS — 0.1%
PetroQuest Energy, Inc. (a) (h)	19,795	65,521
Titan Energy LLC (h)	24,934	598,416

W&T Offshore, Inc. (a) (h)	561,660	1,555,798

		2,219,735

TOTAL COMMON STOCKS (Cost $5,116,621)		3,896,822

WARRANTS — 0.0% (g)
OIL, GAS & CONSUMABLE FUELS — 0.0% (g)
Comstock Resources, Inc. (expiring 9/2/18) Zero Coupon (h) (Cost $0)	14,438	142,070

U.S. TREASURY — 0.7%
U.S. Treasury Bill 8.08%, 10/12/2017 (Cost $24,843,208)	25,000,000	24,850,210

SHORT-TERM INVESTMENTS — 7.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (i) (j)	125,433,437	125,433,437
State Street Navigator Securities Lending Government Money Market Portfolio (j) (k)	145,046,124	145,046,124

TOTAL SHORT-TERM INVESTMENTS (Cost $270,479,561)		270,479,561

TOTAL INVESTMENTS — 103.3%
(Cost $3,855,056,358)		3,846,106,082
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(123,516,656)

NET ASSETS — 100.0%		$3,722,589,426

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 35.3% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security is currently in default and/or issuer is in bankruptcy
(d)	When-issued security.
(e)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of December 31, 2016. Maturity date shown is the final maturity. (f) Variable Rate Security — Interest rate shown is rate in effect at December 31, 2016.
(g)	Amount is less than 0.05% of net assets.
(h)	Non-income producing security.
(i)	The rate shown is the annualized seven-day yield at December 31, 2016.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

307

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$3,020,475	$—	$3,020,475
Aerospace & Defense	—	21,308,367	—	21,308,367
Agriculture	—	13,351,486	—	13,351,486
Airlines	—	32,216,264	—	32,216,264
Apparel	—	6,051,600	—	6,051,600
Auto Manufacturers	—	37,607,567	—	37,607,567
Auto Parts & Equipment	—	26,619,270	—	26,619,270
Banks	—	89,293,212	—	89,293,212
Beverages	—	11,634,482	—	11,634,482
Biotechnology	—	4,261,375	—	4,261,375
Chemicals	—	106,360,772	—	106,360,772
Commercial Services	—	90,704,754	—	90,704,754
Construction Materials	—	18,568,056	—	18,568,056
Distribution & Wholesale	—	9,323,468	—	9,323,468
Diversified Financial Services	—	313,579,000	—	313,579,000
Electric	—	78,759,105	—	78,759,105
Electrical Components & Equipment	—	4,348,039	—	4,348,039
Electronics	—	5,796,581	—	5,796,581
Energy-Alternate Sources	—	2,085,000	—	2,085,000
Engineering & Construction	—	4,206,575	—	4,206,575
Entertainment	—	55,322,607	—	55,322,607
Environmental Control	—	24,729,570	—	24,729,570
Food	—	56,194,579	—	56,194,579
Food Service	—	2,431,596	—	2,431,596
Forest Products & Paper	—	2,456,245	—	2,456,245
Gas	—	6,230,508	—	6,230,508
Hand & Machine Tools	—	7,403,488	—	7,403,488
Health Care Products	—	52,728,894	—	52,728,894
Health Care Services	—	221,088,424	—	221,088,424
Holding Companies-Divers	—	23,659,332	—	23,659,332
Home Builders.	—	76,043,613	—	76,043,613
Household Products	—	17,887,267	—	17,887,267
Household Products & Wares	—	3,557,405	—	3,557,405
Insurance	—	47,774,957	—	47,774,957
Internet	—	11,814,369	—	11,814,369
Investment Company Security	—	2,951,742	—	2,951,742
Iron/Steel	—	75,126,228	—	75,126,228
IT Services	—	75,852,640	—	75,852,640
Leisure Time	—	11,754,949	—	11,754,949
Lodging	—	62,351,694	—	62,351,694
Machinery, Construction & Mining	—	16,875,608	—	16,875,608
Machinery-Diversified	—	43,062,653	—	43,062,653
Media	—	241,162,235	—	241,162,235
Metal Fabricate & Hardware	—	6,486,480	—	6,486,480
Mining	—	169,780,470	—	169,780,470
Miscellaneous Manufacturer	—	20,906,533	—	20,906,533
Oil & Gas	—	291,428,197	—	291,428,197
Oil & Gas Services.	—	51,092,385	—	51,092,385
Packaging & Containers	—	81,131,145	—	81,131,145
Pharmaceuticals	—	82,145,650	—	82,145,650

See accompanying notes to financial statements.

308

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Pipelines	$—	$120,317,070	$—	$120,317,070
Real Estate	—	16,066,721	—	16,066,721
Real Estate Investment Trusts	—	48,447,545	—	48,447,545
Retail	—	105,028,969	—	105,028,969
Semiconductors	—	33,373,847	—	33,373,847
Software	—	47,835,587	—	47,835,587
Storage & Warehousing	—	12,404,125	—	12,404,125
Telecommunications.	—	404,068,457	—	404,068,457
Textiles	—	9,389,175	—	9,389,175
Transportation	—	28,086,755	—	28,086,755
Senior Floating Rate Loans
Specialty Retail	—	1,192,257	—	1,192,257
Common Stocks
Energy Equipment & Services	1,677,087	—	—	1,677,087
Oil, Gas & Consumable Fuels	2,219,735	—	—	2,219,735
Warrants
Oil, Gas & Consumable Fuels	—	142,070	—	142,070
U.S. Treasury.	—	24,850,210	—	24,850,210
Short-Term Investments	270,479,561	—	—	270,479,561

TOTAL INVESTMENTS	$274,376,383	$3,571,729,699	$—	$3,846,106,082

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	81,908,152	$81,908,152	265,103,620	347,011,772	—	$—	$96,057	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	341,902,118	216,468,681	125,433,437	125,433,437	71,997	—
State Street Navigator Securities Lending Government Money Market Portfolio*	213,910,305	213,910,305	284,847,064	353,711,245	145,046,124	145,046,124	722,014	—

TOTAL		$295,818,457				$270,479,561	$890,068	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

309

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December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 80.1%
AEROSPACE & DEFENSE — 0.1%
United Technologies Corp. 3 month USD LIBOR + 0.350%, 1.24%, 11/1/2019 (a)	$1,000,000	$1,002,270

AGRICULTURE — 0.2%
BAT International Finance PLC 3 month USD LIBOR + 0.51%, 1.47%, 6/15/2018 (a) (b)	1,282,000	1,282,026

AUTO MANUFACTURERS — 5.5%
American Honda Finance Corp.:
3 month USD LIBOR + 0.83%, 1.74%, 2/22/2019 (a)	720,000	727,747
Series MTN, 3 month USD LIBOR + 0.17%, 1.05%, 7/14/2017 (a)	800,000	800,320
Series MTN, 3 month USD LIBOR + 0.280%, 1.19%, 11/19/2018 (a)	1,000,000	1,000,270
Series MTN, 3 month USD LIBOR + 0.31%, 1.26%, 12/11/2017 (a)	1,390,000	1,391,765
Series MTN, 3 month USD LIBOR + 0.46%, 1.34%, 7/13/2018 (a)	1,278,000	1,282,256
Series MTN, 3 month USD LIBOR + 0.45%, 1.45%, 9/20/2017 (a)	1,915,000	1,919,596
Daimler Finance North America LLC:
3 month USD LIBOR + 0.34%, 1.23%, 8/1/2017 (a) (b)	1,850,000	1,850,888
3 month USD LIBOR + 0.35%, 1.30%, 3/10/2017 (a) (b)	1,300,000	1,300,546
3 month USD LIBOR + 0.42%, 1.35%, 3/2/2018 (a) (b)	400,000	400,552
3 month USD LIBOR + 0.620%, 1.52%, 10/30/2019 (a) (b)	1,500,000	1,501,890
3 month USD LIBOR + 0.71%, 1.59%, 8/3/2017 (a) (b)	1,200,000	1,202,592
Ford Motor Credit Co. LLC:
3 month USD LIBOR + 0.52%, 1.47%, 9/8/2017 (a)	1,500,000	1,500,135
3 month USD LIBOR + 0.63%, 1.63%, 3/27/2017 (a)	1,350,000	1,350,783
3 month USD LIBOR + 0.83%, 1.73%, 8/12/2019 (a)	750,000	750,818
3 month USD LIBOR + 0.93%, 1.81%, 11/4/2019 (a)	800,000	800,224
3 month USD LIBOR + 0.94%, 1.82%, 1/9/2018 (a)	1,050,000	1,053,665
3 month USD LIBOR + 0.90%, 1.86%, 6/15/2018 (a)	1,155,000	1,158,257
Series 00, 3 month USD LIBOR + 0.78%, 1.66%, 1/17/2017 (a)	1,100,000	1,100,176
Series 1, 3 month USD LIBOR + 0.83%, 1.78%, 3/12/2019 (a)	1,500,000	1,501,650
Series MTN, 3 month USD LIBOR + 1.58%, 2.46%, 1/8/2019 (a)	1,000,000	1,016,140
General Motors Financial Co., Inc.:
3 month USD LIBOR + 1.36%, 2.24%, 4/10/2018 (a)	100,000	100,500
3 month USD LIBOR + 1.45%, 2.34%, 5/9/2019 (a)	1,000,000	1,009,867

Hyundai Capital Services, Inc. 3 month USD LIBOR + 0.80%, 1.79%, 3/18/2017 (a) (b)	920,000	920,259
Nissan Motor Acceptance Corp.:
3 month USD LIBOR + 0.52%, 1.48%, 9/13/2019 (a) (b)	1,000,000	997,890
3 month USD LIBOR + 0.55%, 1.49%, 3/3/2017 (a) (b)	1,650,000	1,651,403
3 month USD LIBOR + 0.80%, 1.66%, 4/6/2018 (a) (b)	800,000	803,632
3 month USD LIBOR + 1.01%, 1.96%, 3/8/2019 (a) (b)	400,000	403,984
Toyota Motor Credit Corp.:
3 month USD LIBOR + 0.19%, 1.10%, 2/16/2017 (a)	1,000,000	1,000,230
3 month USD LIBOR + 0.38%, 1.24%, 4/6/2018 (a)	800,000	800,856
3 month USD LIBOR + 0.82%, 1.73%, 2/19/2019 (a)	1,280,000	1,292,032
Series 2547, 3 month USD LIBOR + 0.32%, 1.19%, 1/12/2018 (a)	1,000,000	1,000,390
Series GMTN, 3 month USD LIBOR + 0.46%, 1.34%, 7/13/2018 (a)	1,000,000	1,002,720
Series MTN, 3 month USD LIBOR + 0.20%, 1.11%, 5/16/2017 (a)	672,000	671,966
Series MTN, 3 month USD LIBOR + 0.440%, 1.32%, 10/18/2019 (a)	2,000,000	2,003,000
Series MTN, 3 month USD LIBOR + 0.37%, 1.32%, 3/12/2020 (a)	1,203,000	1,200,426
Volkswagen Group of America Finance LLC:
3 month USD LIBOR + 0.37%, 1.29%, 5/23/2017 (a) (b)	900,000	898,983
3 month USD LIBOR + 0.44%, 1.35%, 11/20/2017 (a) (b)	1,290,000	1,286,091
3 month USD LIBOR + 0.47%, 1.39%, 5/22/2018 (a) (b)	400,000	397,788

		41,052,287

BANKS — 52.5%
American Express Bank FSB 1 month USD LIBOR + 0.30%, 0.96%, 6/12/2017 (a)	2,500,000	2,499,125
Australia & New Zealand Banking Group, Ltd.:
3 month USD LIBOR + 0.38%, 1.26%, 1/10/2017 (a) (b)	1,250,000	1,250,063
3 month USD LIBOR + 0.44%, 1.32%, 1/16/2018 (a) (b)	1,000,000	1,000,810
3 month USD LIBOR + 0.56%, 1.47%, 5/15/2018 (a)	1,140,000	1,142,497
3 month USD LIBOR + 0.660%, 1.66%, 9/23/2019 (a) (b)	2,000,000	2,001,900
3 month USD LIBOR + 0.75%, 1.66%, 11/16/2018 (a) (b)	1,250,000	1,256,263
3 month USD LIBOR + 0.870%, 1.79%, 11/23/2021 (a) (b)	1,000,000	1,001,330
3 month USD LIBOR + 0.99%, 1.92%, 6/1/2021 (a) (b)	800,000	806,328

See accompanying notes to financial statements.

310

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Banco Santander Chile 3 month USD LIBOR + 0.90%, 1.78%, 4/11/2017 (a) (b) (c)	$1,320,000	$1,317,576
Bank Nederlandse Gemeenten NV 3 month USD LIBOR + 0.07%, 0.95%, 7/14/2017 (a) (b)	4,700,000	4,700,094
Bank of America Corp.:
3 month USD LIBOR + 0.55%, 1.43%, 5/2/2017 (a)	200,000	200,103
3 month USD LIBOR + 1.04%, 1.92%, 1/15/2019 (a)	1,700,000	1,714,552
3 month USD LIBOR + 1.42%, 2.30%, 4/19/2021 (a)	1,500,000	1,539,555
Series MTN, 3 month USD LIBOR + 0.61%, 1.54%, 8/25/2017 (a)	1,900,000	1,902,033
Series MTN, 3 month USD LIBOR + 0.87%, 1.87%, 4/1/2019 (a)	2,544,000	2,556,389
Series MTN, 3 month USD LIBOR + 1.07%, 2.07%, 3/22/2018 (a)	2,717,000	2,734,552
Bank of America NA:
3 month USD LIBOR + 0.30%, 1.26%, 6/15/2017 (a)	1,450,000	1,449,449
3 month USD LIBOR + 0.42%, 1.30%, 5/8/2017 (a)	1,800,000	1,801,224
3 month USD LIBOR + 0.47%, 1.37%, 2/14/2017 (a)	800,000	800,344
3 month USD LIBOR + 0.45%, 1.39%, 6/5/2017 (a)	2,500,000	2,501,575
3 month USD LIBOR + 0.76%, 1.71%, 12/7/2018 (a)	500,000	500,215
Bank of Montreal:
3 month USD LIBOR + 0.25%, 1.13%, 7/14/2017 (a)	590,000	589,917
3 month USD LIBOR + 0.65%, 1.53%, 7/18/2019 (a)	1,000,000	1,002,010
3 month USD LIBOR + 0.79%, 1.73%, 8/27/2021 (a)	1,210,000	1,212,856
Series MTN, 3 month USD LIBOR + 0.60%, 1.48%, 4/9/2018 (a)	1,450,000	1,453,437
Series MTN, 3 month USD LIBOR + 0.61%, 1.50%, 7/31/2018 (a)	750,000	751,778
Bank of New York Mellon Corp.:
3 month USD LIBOR + 0.38%, 1.30%, 5/22/2018 (a)	775,000	775,488
Series 1, 3 month USD LIBOR + 0.44%, 1.39%, 3/6/2018 (a)	281,000	281,422
Series MTN, 3 month USD LIBOR + 0.48%, 1.43%, 9/11/2019 (a)	1,040,000	1,039,792
Series MTN, 3 month USD LIBOR + 0.56%, 1.45%, 8/1/2018 (a)	641,000	643,244
Series MTN, 3 month USD LIBOR + 0.87%, 1.78%, 8/17/2020 (a)	1,200,000	1,216,452
Bank of Nova Scotia:
3 month USD LIBOR + 0.31%, 1.19%, 4/11/2017 (a)	1,112,000	1,112,211
3 month USD LIBOR + 0.47%, 1.42%, 6/11/2018 (a)	1,800,000	1,802,196
3 month USD LIBOR + 0.620%, 1.56%, 12/5/2019 (a)	1,500,000	1,501,020

3 month USD LIBOR + 0.83%, 1.71%, 1/15/2019 (a) (c)	1,200,000	1,208,184
Bank of Tokyo-Mitsubishi UFJ, Ltd.:
3 month USD LIBOR + 0.31%, 1.26%, 9/8/2017 (a) (b)	700,000	699,377
3 month USD LIBOR + 0.41%, 1.36%, 3/10/2017 (a) (b)	2,200,000	2,200,660
3 month USD LIBOR + 0.55%, 1.49%, 3/5/2018 (a) (b)	800,000	799,736
3 month USD LIBOR + 1.02%, 1.98%, 9/14/2018 (a) (b)	1,333,000	1,339,585
Banque Federative du Credit Mutuel SA 3 month USD LIBOR + 0.85%, 1.73%, 1/20/2017 (a) (b)	1,351,000	1,351,446
Barclays Bank PLC 3 month USD LIBOR + 0.58%, 1.49%, 2/17/2017 (a)	1,300,000	1,300,455
Barclays PLC 3 month USD LIBOR + 2.11%, 2.99%, 8/10/2021 (a)	2,400,000	2,459,688
BB&T Corp.:
Series MTN, 3 month USD LIBOR + 0.66%, 1.55%, 2/1/2019 (a)	1,200,000	1,204,164
Series MTN, 3 month USD LIBOR + 0.570%, 1.57%, 6/15/2020 (a)	1,500,000	1,499,565
Series MTN, 3 month USD LIBOR + 0.86%, 1.82%, 6/15/2018 (a)	850,000	854,344
BNP Paribas SA:
Series MTN, 3 month USD LIBOR + 0.46%, 1.34%, 5/7/2017 (a)	1,350,000	1,350,716
Series MTN, 3 month USD LIBOR + 0.48%, 1.47%, 3/17/2017 (a)	657,000	657,329
BPCE SA:
Series MTN, 3 month USD LIBOR + 0.63%, 1.62%, 6/17/2017 (a)	1,695,000	1,697,492
Series MTN, 3 month USD LIBOR + 0.85%, 1.73%, 2/10/2017 (a)	2,250,000	2,251,620
Canadian Imperial Bank of Commerce 3 month USD LIBOR + 0.52%, 1.47%, 9/6/2019 (a)	800,000	800,536
Capital One NA/Mclean:
3 month USD LIBOR + 0.68%, 1.56%, 2/5/2018 (a)	1,400,000	1,400,770
3 month USD LIBOR + 0.77%, 1.72%, 9/13/2019 (a)	1,400,000	1,403,290
3 month USD LIBOR + 1.15%, 2.06%, 8/17/2018 (a)	400,000	403,400
Citigroup, Inc.:
3 month USD LIBOR + 0.54%, 1.49%, 3/10/2017 (a)	3,532,000	3,534,543
3 month USD LIBOR + 0.69%, 1.58%, 4/27/2018 (a)	2,800,000	2,808,204
3 month USD LIBOR + 0.70%, 1.63%, 11/24/2017 (a)	1,050,000	1,052,520
3 month USD LIBOR + 0.88%, 1.77%, 7/30/2018 (a)	4,100,000	4,126,691
3 month USD LIBOR + 0.86%, 1.81%, 12/7/2018 (a)	1,700,000	1,708,364
3 month USD LIBOR + 0.93%, 1.88%, 6/7/2019 (a)	3,672,000	3,698,512

See accompanying notes to financial statements.

311

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

3 month USD LIBOR + 1.070%, 2.02%, 12/8/2021 (a)	$2,000,000	$2,003,520
3 month USD LIBOR + 1.19%, 2.07%, 8/2/2021 (a) (c)	2,000,000	2,022,640
3 month USD LIBOR + 1.31%, 2.19%, 10/26/2020 (a)	1,000,000	1,015,460
3 month USD LIBOR + 1.38%, 2.38%, 3/30/2021 (a)	2,000,000	2,040,180
3 month USD LIBOR + 1.70%, 2.61%, 5/15/2018 (a)	1,750,000	1,776,232
Series MTN, 3 month USD LIBOR + 0.52%, 1.41%, 5/1/2017 (a)	2,630,000	2,631,999
Commonwealth Bank of Australia:
3 month USD LIBOR + 0.27%, 1.22%, 9/8/2017 (a) (b)	901,000	900,766
3 month USD LIBOR + 0.36%, 1.32%, 3/13/2017 (a) (b)	2,600,000	2,601,144
3 month USD LIBOR + 0.40%, 1.35%, 3/12/2018 (a) (b)	1,250,000	1,250,000
3 month USD LIBOR + 0.640%, 1.52%, 11/7/2019 (a) (b)	1,400,000	1,401,288
3 month USD LIBOR + 0.79%, 1.67%, 11/2/2018 (a) (b)	1,500,000	1,508,865
3 month USD LIBOR + 0.83%, 1.78%, 9/6/2021 (a) (b)	1,300,000	1,301,144
3 month USD LIBOR + 1.06%, 2.02%, 3/15/2019 (a) (b)	1,300,000	1,314,417
Cooperatieve Rabobank UA:
3 month USD LIBOR + 0.33%, 1.22%, 4/28/2017 (a)	2,230,000	2,230,780
3 month USD LIBOR + 0.51%, 1.40%, 8/9/2019 (a)	1,000,000	1,001,270
Credit Agricole SA:
3 month USD LIBOR + 0.55%, 1.50%, 6/12/2017 (a) (b)	2,650,000	2,652,835
3 month USD LIBOR + 0.58%, 1.51%, 6/2/2017 (a) (b)	1,500,000	1,501,770
3 month USD LIBOR + 0.80%, 1.68%, 4/15/2019 (a) (b)	600,000	602,040
3 month USD LIBOR + 0.97%, 1.92%, 6/10/2020 (a) (b)	1,000,000	1,004,370
3 month USD LIBOR + 1.18%, 2.18%, 7/1/2021 (a) (b)	750,000	758,265
Credit Suisse AG:
3 month USD LIBOR + 0.69%, 1.58%, 1/29/2018 (a)	2,250,000	2,252,700
Series GMTN, 3 month USD LIBOR + 0.49%, 1.43%, 5/26/2017 (a)	2,860,000	2,861,058
Credit Suisse Group Funding Guernsey, Ltd. 3 month USD LIBOR + 2.290%, 3.17%, 4/16/2021 (a)	2,000,000	2,075,000
Danske Bank A/S 3 month USD LIBOR + 0.58%, 1.53%, 9/6/2019 (a) (b)	1,000,000	1,000,940
DBS Group Holdings, Ltd. 3 month USD LIBOR + 0.50%, 1.38%, 7/16/2019 (a) (b)	600,000	598,878

Deutsche Bank AG:
3 month USD LIBOR + 0.47%, 1.41%, 5/30/2017 (a)	1,900,000	1,894,300
3 month USD LIBOR + 0.61%, 1.51%, 2/13/2017 (a)	2,130,000	2,127,721
3 month USD LIBOR + 0.68%, 1.58%, 2/13/2018 (a) (c)	1,400,000	1,387,554
3 month USD LIBOR + 1.31%, 2.22%, 8/20/2020 (a)	703,000	687,393
3 month USD LIBOR + 1.91%, 2.79%, 5/10/2019 (a)	1,200,000	1,215,948
Goldman Sachs Group, Inc.:
3 month USD LIBOR + 0.67%, 1.59%, 5/22/2017 (a)	4,000,000	4,006,200
3 month USD LIBOR + 0.800%, 1.76%, 12/13/2019 (a)	1,500,000	1,500,345
3 month USD LIBOR + 1.02%, 1.90%, 10/23/2019 (a) (c)	3,000,000	3,021,450
3 month USD LIBOR + 1.04%, 1.92%, 4/25/2019 (a)	2,335,000	2,351,298
3 month USD LIBOR + 1.16%, 2.04%, 4/23/2020 (a)	2,900,000	2,927,695
3 month USD LIBOR + 1.20%, 2.16%, 9/15/2020 (a)	2,350,000	2,371,197
3 month USD LIBOR + 1.17%, 2.24%, 11/15/2021 (a)	2,700,000	2,713,149
3 month USD LIBOR + 1.36%, 2.24%, 4/23/2021 (a)	2,000,000	2,025,980
3 month USD LIBOR + 1.77%, 2.70%, 2/25/2021 (a)	1,470,000	1,513,394
Series 1, 3 month USD LIBOR + 1.20%, 2.09%, 4/30/2018 (a)	3,116,000	3,142,611
Series MTN, 3 month USD LIBOR + 0.63%, 1.57%, 6/4/2017 (a)	1,653,000	1,655,595
Series MTN, 3 month USD LIBOR + 0.80%, 1.76%, 12/15/2017 (a)	2,190,000	2,197,293
Series MTN, 3 month USD LIBOR + 1.10%, 2.01%, 11/15/2018 (a)	5,451,000	5,503,166
HSBC Bank PLC 3 month USD LIBOR + 0.64%, 1.55%, 5/15/2018 (a) (b)	1,075,000	1,076,140
HSBC Holdings PLC:
3 month USD LIBOR + 1.50%, 2.50%, 1/5/2022 (a)	1,500,000	1,523,850
3 month USD LIBOR + 1.66%, 2.59%, 5/25/2021 (a)	2,200,000	2,247,124
3 month USD LIBOR + 2.24%, 3.19%, 3/8/2021 (a)	2,150,000	2,244,148
HSBC USA, Inc.:
3 month USD LIBOR + 0.34%, 1.24%, 11/13/2017 (a)	800,000	799,120
3 month USD LIBOR + 0.45%, 1.39%, 3/3/2017 (a)	700,000	700,098
3 month USD LIBOR + 0.61%, 1.51%, 11/13/2019 (a)	300,000	298,731
Industrial & Commercial Bank of China, Ltd. Series MTN, 3 month USD LIBOR + 1.19%, 2.09%, 11/13/2017 (a) (c)	1,200,000	1,203,072

See accompanying notes to financial statements.

312

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

ING Bank NV:
3 month USD LIBOR + 0.55%, 1.52%, 3/16/2018 (a) (b)	$1,500,000	$1,501,410
3 month USD LIBOR + 0.78%, 1.69%, 8/17/2018 (a) (b)	400,000	401,716
3 month USD LIBOR + 0.69%, 1.69%, 10/1/2019 (a) (b)	1,500,000	1,502,610
3 month USD LIBOR + 1.130%, 2.13%, 3/22/2019 (a) (b)	1,000,000	1,012,460
JPMorgan Chase & Co.:
3 month USD LIBOR + 0.52%, 1.43%, 2/15/2017 (a)	4,450,000	4,452,536
3 month USD LIBOR + 0.90%, 1.78%, 1/25/2018 (a)	6,000,000	6,038,580
3 month USD LIBOR + 0.84%, 1.84%, 3/22/2019 (a)	1,700,000	1,711,715
3 month USD LIBOR + 0.96%, 1.84%, 1/23/2020 (a) (c)	3,139,000	3,168,507
3 month USD LIBOR + 1.10%, 2.05%, 6/7/2021 (a)	2,600,000	2,639,650
3 month USD LIBOR + 1.21%, 2.09%, 10/29/2020 (a)	2,750,000	2,798,235
3 month USD LIBOR + 1.48%, 2.41%, 3/1/2021 (a)	3,000,000	3,088,920
Series 1, 3 month USD LIBOR + 0.63%, 1.52%, 1/28/2019 (a)	2,200,000	2,206,864
Series MTN, 3 month USD LIBOR + 0.55%, 1.43%, 4/25/2018 (a)	2,500,000	2,504,925
JPMorgan Chase Bank NA:
3 month USD LIBOR + 0.45%, 1.44%, 9/21/2018 (a)	2,500,000	2,502,975
3 month USD LIBOR + 0.59%, 1.59%, 9/23/2019 (a)	2,000,000	2,002,120
Kookmin Bank 3 month USD LIBOR + 0.88%, 1.76%, 1/27/2017 (a)	500,000	500,110
Lloyds Bank PLC:
3 month USD LIBOR + 0.55%, 1.45%, 5/14/2018 (a)	800,000	800,360
3 month USD LIBOR + 0.52%, 1.49%, 3/16/2018 (a)	880,000	880,818
3 month USD LIBOR + 0.78%, 1.69%, 8/17/2018 (a)	400,000	401,412
3 month USD LIBOR + 1.00%, 1.88%, 1/22/2019 (a)	700,000	705,159
Macquarie Bank, Ltd.:
3 month USD LIBOR + 0.63%, 1.52%, 10/27/2017 (a) (b)	1,780,000	1,781,175
3 month USD LIBOR + 0.79%, 1.79%, 3/24/2017 (a) (b)	600,000	600,360
3 month USD LIBOR + 1.12%, 2.01%, 7/29/2020 (a) (b)	853,000	857,520
3 month USD LIBOR + 1.180%, 2.06%, 1/15/2019 (a) (b)	500,000	503,355
Manufacturers & Traders Trust Co. 3 month USD LIBOR + 0.38%, 1.26%, 1/30/2017 (a)	700,000	700,167

Mitsubishi UFJ Financial Group, Inc.:
3 month USD LIBOR + 1.06%, 2.02%, 9/13/2021 (a)	2,500,000	2,500,875
3 month USD LIBOR + 1.88%, 2.81%, 3/1/2021 (a)	1,850,000	1,913,159
Mizuho Bank, Ltd.:
3 month USD LIBOR + 0.43%, 1.31%, 4/16/2017 (a) (b)	1,600,000	1,600,368
3 month USD LIBOR + 0.45%, 1.45%, 9/25/2017 (a) (b)	800,000	799,648
3 month USD LIBOR + 0.64%, 1.64%, 3/26/2018 (a) (b)	1,170,000	1,168,772
3 month USD LIBOR + 1.19%, 2.07%, 10/20/2018 (a) (b)	700,000	705,460
Mizuho Financial Group, Inc.:
3 month USD LIBOR + 1.14%, 2.10%, 9/13/2021 (a)	2,150,000	2,151,075
3 month USD LIBOR + 1.48%, 2.35%, 4/12/2021 (a) (b)	1,200,000	1,218,720
Morgan Stanley:
3 month USD LIBOR + 0.85%, 1.73%, 1/24/2019 (a) (c)	4,580,000	4,606,701
3 month USD LIBOR + 0.74%, 1.74%, 1/5/2018 (a)	1,585,000	1,588,772
3 month USD LIBOR + 0.98%, 1.95%, 6/16/2020 (a)	1,750,000	1,759,467
3 month USD LIBOR + 1.14%, 2.03%, 1/27/2020 (a)	2,290,000	2,313,770
3 month USD LIBOR + 1.40%, 2.28%, 4/21/2021 (a)	2,700,000	2,757,051
Series GMTN, 3 month USD LIBOR + 1.28%, 2.16%, 4/25/2018 (a)	2,790,000	2,820,495
Series GMTN, 3 month USD LIBOR + 1.38%, 2.26%, 2/1/2019 (a)	1,250,000	1,270,488
Series MTN, 3 month USD LIBOR + 0.74%, 1.62%, 7/23/2019 (a)	1,700,000	1,704,760
National Australia Bank, Ltd.:
3 month USD LIBOR + 0.28%, 1.28%, 6/30/2017 (a) (b)	2,050,000	2,050,082
3 month USD LIBOR + 0.37%, 1.36%, 3/17/2017 (a) (b)	800,000	800,352
3 month USD LIBOR + 0.64%, 1.52%, 7/23/2018 (a) (b)	1,700,000	1,705,831
3 month USD LIBOR + 0.78%, 1.66%, 1/14/2019 (a) (b)	1,200,000	1,206,384
3 month USD LIBOR + 1.00%, 1.87%, 7/12/2021 (a) (b)	1,000,000	1,008,650
National Bank of Canada 3 month USD LIBOR + 0.84%, 1.80%, 12/14/2018 (a)	700,000	703,262
National City Bank 3 month USD LIBOR + 0.37%, 1.32%, 6/7/2017 (a)	1,240,000	1,239,442
Nederlandse Waterschapsbank NV:
3 month USD LIBOR + 0.12%, 1.00%, 10/13/2017 (a) (b)	1,600,000	1,600,528
3 month USD LIBOR + 0.23%, 1.13%, 2/14/2018 (a) (b)	5,155,000	5,162,629

See accompanying notes to financial statements.

313

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Nordea Bank AB:
3 month USD LIBOR + 0.36%, 1.36%, 4/4/2017 (a) (b)	$1,450,000	$1,450,363
3 month USD LIBOR + 0.84%, 1.83%, 9/17/2018 (a) (b)	400,000	402,500
PNC Bank NA:
3 month USD LIBOR + 0.30%, 1.19%, 8/1/2017 (a)	1,010,000	1,010,030
3 month USD LIBOR + 0.400%, 1.35%, 12/7/2018 (a)	500,000	500,155
Series MTN, 3 month USD LIBOR + 0.42%, 1.35%, 6/1/2018 (a)	2,000,000	2,002,680
Royal Bank of Canada:
3 month USD LIBOR + 0.33%, 1.21%, 1/23/2017 (a)	2,400,000	2,400,384
3 month USD LIBOR + 0.48%, 1.37%, 7/29/2019 (a)	400,000	399,672
3 month USD LIBOR + 0.71%, 1.59%, 4/15/2019 (a)	800,000	803,672
Series GMTN, 3 month USD LIBOR + 0.26%, 1.14%, 10/13/2017 (a)	1,790,000	1,788,854
Series GMTN, 3 month USD LIBOR + 0.26%, 1.14%, 2/3/2017 (a)	1,850,000	1,850,240
Series GMTN, 3 month USD LIBOR + 0.24%, 1.21%, 6/16/2017 (a)	400,000	400,004
Series GMTN, 3 month USD LIBOR + 0.54%, 1.43%, 7/30/2018 (a)	1,000,000	1,001,880
Series GMTN, 3 month USD LIBOR + 0.52%, 1.47%, 3/6/2020 (a)	1,230,000	1,227,183
Series GMTN, 3 month USD LIBOR + 0.53%, 1.49%, 3/15/2019 (a)	1,400,000	1,401,106
Royal Bank of Scotland Group PLC 3 month USD LIBOR + 0.94%, 1.94%, 3/31/2017 (a)	600,000	600,000
Santander UK PLC:
3 month USD LIBOR + 0.51%, 1.47%, 3/13/2017 (a)	500,000	500,030
3 month USD LIBOR + 1.48%, 2.44%, 3/14/2019 (a)	700,000	709,856
Shinhan Bank 3 month USD LIBOR + 0.65%, 1.53%, 4/8/2017 (a) (b)	600,000	599,854
Skandinaviska Enskilda Banken AB 3 month USD LIBOR + 0.57%, 1.53%, 9/13/2019 (a) (b)	1,000,000	1,000,170
Societe Generale SA 3 month USD LIBOR + 1.33%, 2.21%, 4/8/2021 (a) (b)	1,000,000	1,015,790
Standard Chartered PLC:
3 month USD LIBOR + 0.34%, 1.29%, 9/8/2017 (a) (b)	900,000	897,975
3 month USD LIBOR + 1.13%, 2.04%, 8/19/2019 (a) (b)	1,800,000	1,804,572
Sumitomo Mitsui Banking Corp.:
3 month USD LIBOR + 0.43%, 1.31%, 1/10/2017 (a)	1,350,000	1,350,068
3 month USD LIBOR + 0.58%, 1.46%, 1/16/2018 (a)	2,100,000	2,101,092

3 month USD LIBOR + 0.670%, 1.55%, 10/19/2018 (a)	1,750,000	1,750,683
3 month USD LIBOR + 0.74%, 1.62%, 7/23/2018 (a)	700,000	700,798
Series GMTN, 3 month USD LIBOR + 0.32%, 1.20%, 7/11/2017 (a)	1,215,000	1,214,538
Series MTN, 3 month USD LIBOR + 0.94%, 1.82%, 1/18/2019 (a)	1,200,000	1,204,284
Sumitomo Mitsui Financial Group, Inc.:
3 month USD LIBOR + 1.11%, 1.99%, 7/14/2021 (a)	1,550,000	1,555,735
3 month USD LIBOR + 1.140%, 2.02%, 10/19/2021 (a)	1,750,000	1,757,472
3 month USD LIBOR + 1.68%, 2.63%, 3/9/2021 (a)	1,300,000	1,334,684
Sumitomo Mitsui Trust Bank, Ltd. 3 month USD LIBOR + 0.910%, 1.79%, 10/18/2019 (a) (b)	1,000,000	1,002,570
Suncorp-Metway, Ltd. 3 month USD LIBOR + 0.70%, 1.70%, 3/28/2017 (a) (b)	600,000	600,396
Svenska Handelsbanken AB:
3 month USD LIBOR + 0.49%, 1.44%, 9/6/2019 (a)	1,250,000	1,250,513
3 month USD LIBOR + 0.49%, 1.48%, 6/17/2019 (a)	830,000	830,531
Toronto-Dominion Bank:
3 month USD LIBOR + 0.24%, 1.12%, 5/2/2017 (a)	1,400,000	1,399,888
3 month USD LIBOR + 0.44%, 1.44%, 7/2/2019 (a)	450,000	449,370
3 month USD LIBOR + 1.00%, 1.87%, 4/7/2021 (a)	900,000	911,871
Series 1, 3 month USD LIBOR + 0.55%, 1.44%, 4/30/2018 (a)	2,185,000	2,190,965
Series GMTN, 3 month USD LIBOR + 0.26%, 1.12%, 1/6/2017 (a)	2,104,000	2,104,000
Series GMTN, 3 month USD LIBOR + 0.54%, 1.42%, 7/23/2018 (a)	1,800,000	1,803,744
Series MTN, 3 month USD LIBOR + 0.56%, 1.44%, 11/5/2019 (a)	900,000	900,648
Series MTN, 3 month USD LIBOR + 0.84%, 1.72%, 1/22/2019 (a)	895,000	902,079
UBS AG:
3 month USD LIBOR + 0.56%, 1.49%, 6/1/2017 (a)	1,800,000	1,801,314
Series MTN, 3 month USD LIBOR + 0.64%, 1.54%, 8/14/2019 (a)	1,250,000	1,251,125
Series MTN, 3 month USD LIBOR + 0.70%, 1.70%, 3/26/2018 (a)	1,871,000	1,876,201
UBS Group Funding Jersey, Ltd.:
3 month USD LIBOR + 1.44%, 2.44%, 9/24/2020 (a) (b)	750,000	759,570
3 month USD LIBOR + 1.78%, 2.66%, 4/14/2021 (a) (b)	2,500,000	2,581,625
US Bancorp Series MTN, 3 month USD LIBOR + 0.49%, 1.40%, 11/15/2018 (a)	900,000	901,827

See accompanying notes to financial statements.

314

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

US Bank NA:
3 month USD LIBOR + 0.20%, 1.15%, 9/11/2017 (a)	$1,275,000	$1,273,751
3 month USD LIBOR + 0.30%, 1.18%, 1/26/2018 (a)	1,750,000	1,750,665
3 month USD LIBOR + 0.45%, 1.37%, 8/23/2017 (a)	1,590,000	1,591,956
3 month USD LIBOR + 0.48%, 1.37%, 10/28/2019 (a)	1,000,000	1,002,340
Series MTN, 3 month USD LIBOR + 0.58%, 1.47%, 1/29/2018 (a)	950,000	952,936
Wachovia Corp. 3 month USD LIBOR + 0.27%, 1.23%, 6/15/2017 (a)	5,450,000	5,451,798
Wells Fargo & Co.:
3 month USD LIBOR + 0.46%, 1.34%, 4/22/2019 (a)	1,100,000	1,097,085
3 month USD LIBOR + 0.40%, 1.36%, 9/14/2018 (a)	700,000	699,251
3 month USD LIBOR + 0.63%, 1.51%, 4/23/2018 (a)	2,763,000	2,770,460
3 month USD LIBOR + 1.03%, 1.91%, 7/26/2021 (a)	2,700,000	2,722,869
3 month USD LIBOR + 1.34%, 2.28%, 3/4/2021 (a)	3,050,000	3,114,446
Series MTN, 3 month USD LIBOR + 0.26%, 1.21%, 9/8/2017 (a)	825,000	824,637
Series MTN, 3 month USD LIBOR + 0.30%, 1.23%, 6/2/2017 (a)	2,050,000	2,050,881
Series MTN, 3 month USD LIBOR + 0.88%, 1.76%, 7/22/2020 (a)	1,900,000	1,907,448
Series MTN, 3 month USD LIBOR + 1.01%, 1.96%, 12/7/2020 (a)	1,000,000	1,007,840
Series N, 3 month USD LIBOR + 0.68%, 1.57%, 1/30/2020 (a)	2,600,000	2,598,804
Wells Fargo Bank NA:
3 month USD LIBOR + 0.26%, 1.22%, 6/15/2017 (a)	1,000,000	999,620
3 month USD LIBOR + 0.55%, 1.50%, 9/7/2017 (a)	1,000,000	1,002,030
3 month USD LIBOR + 0.60%, 1.53%, 5/24/2019 (a)	800,000	801,096
3 month USD LIBOR + 0.74%, 1.62%, 1/22/2018 (a)	5,050,000	5,071,361
Series MTN, 3 month USD LIBOR + 0.500%, 1.45%, 11/28/2018 (a) (c)	1,000,000	1,000,610
Series MTN, 3 month USD LIBOR + 0.650%, 1.60%, 12/6/2019 (a)	2,000,000	2,004,340
Westpac Banking Corp.:
3 month USD LIBOR + 0.33%, 1.24%, 5/19/2017 (a)	2,300,000	2,300,736
3 month USD LIBOR + 0.37%, 1.30%, 12/1/2017 (a)	1,500,000	1,501,230
3 month USD LIBOR + 0.43%, 1.36%, 5/25/2018 (a)	2,625,000	2,625,971
3 month USD LIBOR + 0.56%, 1.47%, 8/19/2019 (a)	1,000,000	999,880

3 month USD LIBOR + 0.74%, 1.63%, 7/30/2018 (a)	1,140,000	1,145,575
3 month USD LIBOR + 0.74%, 1.66%, 11/23/2018 (a)	2,635,000	2,648,755
3 month USD LIBOR + 0.85%, 1.76%, 8/19/2021 (a)	1,000,000	1,001,710

		388,306,166

BEVERAGES — 0.9%
Anheuser-Busch InBev Finance, Inc.:
3 month USD LIBOR + 0.19%, 1.08%, 1/27/2017 (a)	500,000	500,040
3 month USD LIBOR + 1.26%, 2.15%, 2/1/2021 (a)	1,000,000	1,016,670
Anheuser-Busch InBev Worldwide, Inc. 3 month USD LIBOR + 0.690%, 1.58%, 8/1/2018 (a)	1,000,000	1,006,340
PepsiCo, Inc.:
3 month USD LIBOR + 0.25%, 1.13%, 7/17/2017 (a)	1,275,000	1,276,250
3 month USD LIBOR + 0.35%, 1.23%, 10/13/2017 (a)	1,607,000	1,609,780
3 month USD LIBOR + 0.59%, 1.51%, 2/22/2019 (a)	1,100,000	1,108,591

		6,517,671

BIOTECHNOLOGY — 0.2%
Amgen, Inc. 3 month USD LIBOR + 0.38%, 1.30%, 5/22/2017 (a)	1,446,000	1,447,084

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc. 3 month USD LIBOR + 1.10%, 2.10%, 6/30/2017 (a)	375,000	375,641

DIVERSIFIED FINANCIAL SERVICES — 2.0%
American Express Co. 3 month USD LIBOR + 0.59%, 1.51%, 5/22/2018 (a)	1,350,000	1,353,172
American Express Credit Corp.:
3 month USD LIBOR + 0.61%, 1.50%, 7/31/2018 (a)	1,500,000	1,504,170
3 month USD LIBOR + 0.55%, 1.54%, 3/18/2019 (a)	1,800,000	1,803,654
3 month USD LIBOR + 0.73%, 1.67%, 5/26/2020 (a)	200,000	200,840
Series 0000, 3 month USD LIBOR + 0.30%, 1.30%, 9/22/2017 (a)	800,000	800,392
Series F, 3 month USD LIBOR + 1.05%, 2.01%, 9/14/2020 (a)	900,000	913,464
Series GMTN, 3 month USD LIBOR + 0.49%, 1.40%, 8/15/2019 (a)	800,000	800,944
Series MTN, 3 month USD LIBOR + 0.27%, 1.21%, 6/5/2017 (a)	1,920,000	1,921,248
General Electric Co.:
Series GMTN, 3 month USD LIBOR + 0.51%, 1.39%, 1/14/2019 (a) (c)	600,000	603,902
Series GMTN, 3 month USD LIBOR + 0.62%, 1.50%, 1/9/2020 (a) (c)	400,000	401,496

See accompanying notes to financial statements.

315

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series MTN, 3 month USD LIBOR + 0.17%, 1.08%, 2/15/2017 (a)	$465,000	$465,037
Series MTN, 3 month USD LIBOR + 0.27%, 1.15%, 8/7/2018 (a)	707,000	708,315
Macquarie Group, Ltd. 3 month USD LIBOR + 1.00%, 1.89%, 1/31/2017 (a) (b)	1,800,000	1,801,206
Protective Life Global Funding 3 month USD LIBOR + 0.55%, 1.50%, 6/8/2018 (a) (b)	175,000	175,081
Synchrony Financial 3 month USD LIBOR + 1.40%, 2.29%, 11/9/2017 (a)	1,200,000	1,207,692

		14,660,613

ELECTRIC — 0.4%
Duke Energy Corp. 3 month USD LIBOR + 0.38%, 1.38%, 4/3/2017 (a)	1,100,000	1,100,792
Electricite de France SA 3 month USD LIBOR + 0.46%, 1.34%, 1/20/2017 (a) (b)	1,755,000	1,755,211

		2,856,003

FOOD — 0.3%
Mondelez International Holdings Netherlands B.V. 3 month USD LIBOR + 0.610%, 1.50%, 10/28/2019 (a) (b)	1,550,000	1,551,302
Mondelez International, Inc. 3 month USD LIBOR + 0.52%, 1.41%, 2/1/2019 (a)	600,000	598,830

		2,150,132

HEALTH CARE PRODUCTS — 0.3%
Medtronic, Inc. 3 month USD LIBOR + 0.80%, 1.76%, 3/15/2020 (a)	1,900,000	1,918,506

HEALTH CARE SERVICES — 0.3%
Roche Holdings, Inc.:
3 month USD LIBOR + 0.09%, 1.09%, 9/29/2017 (a) (b)	650,000	649,662
3 month USD LIBOR + 0.34%, 1.34%, 9/30/2019 (a) (b)	900,000	900,315
UnitedHealth Group, Inc. 3 month USD LIBOR + 0.45%, 1.33%, 1/17/2017 (a)	400,000	400,069

		1,950,046

HOUSEHOLD PRODUCTS — 0.1%
Procter & Gamble Co. 3 month USD LIBOR + 0.27%, 1.16%, 11/1/2019 (a)	1,100,000	1,101,529

INSURANCE — 1.9%
Berkshire Hathaway Finance Corp.:
3 month USD LIBOR + 0.15%, 1.03%, 1/10/2017 (a)	980,000	980,069
3 month USD LIBOR + 0.13%, 1.03%, 8/14/2017 (a)	850,000	850,357

3 month USD LIBOR + 0.17%, 1.05%, 1/13/2017 (a)	600,000	600,060
3 month USD LIBOR + 0.30%, 1.17%, 1/12/2018 (a)	1,550,000	1,552,325
3 month USD LIBOR + 0.55%, 1.50%, 3/7/2018 (a)	2,000,000	2,010,420
3 month USD LIBOR + 0.69%, 1.65%, 3/15/2019 (a)	1,200,000	1,212,648
Metropolitan Life Global Funding I:
3 month USD LIBOR + 0.38%, 1.26%, 4/10/2017 (a) (b)	2,540,000	2,542,133
3 month USD LIBOR + 0.34%, 1.30%, 9/14/2018 (a) (b)	600,000	600,564
3 month USD LIBOR + 0.430%, 1.42%, 12/19/2018 (a) (b)	1,200,000	1,201,536
New York Life Global Funding 3 month USD LIBOR + 0.40%, 1.26%, 4/6/2018 (a) (b)	700,000	702,457
Principal Life Global Funding II 3 month USD LIBOR + 0.50%, 1.43%, 12/1/2017 (a) (b)	1,300,000	1,304,849
Prudential Financial, Inc. Series MTN, 3 month USD LIBOR + 0.78%, 1.69%, 8/15/2018 (a)	800,000	802,664

		14,360,082

INTERNET — 0.4%
Alibaba Group Holding, Ltd. 3 month USD LIBOR + 0.52%, 1.46%, 11/28/2017 (a)	600,000	599,152
eBay, Inc.:
3 month USD LIBOR + 0.20%, 1.09%, 7/28/2017 (a) (c)	1,250,000	1,249,012
3 month USD LIBOR + 0.48%, 1.37%, 8/1/2019 (a)	800,000	794,992

		2,643,156

IT SERVICES — 2.5%
Apple, Inc.:
3 month USD LIBOR + 0.07%, 0.95%, 5/5/2017 (a)	2,185,000	2,185,350
3 month USD LIBOR + 0.14%, 1.02%, 8/2/2019 (a)	1,300,000	1,298,141
3 month USD LIBOR + 0.25%, 1.13%, 5/3/2018 (a)	4,549,000	4,558,871
3 month USD LIBOR + 0.25%, 1.14%, 2/7/2020 (a)	500,000	499,640
3 month USD LIBOR + 0.30%, 1.18%, 5/6/2019 (a)	2,300,000	2,306,095
3 month USD LIBOR + 0.30%, 1.20%, 5/6/2020 (a)	600,000	599,142
3 month USD LIBOR + 0.82%, 1.74%, 2/22/2019 (a)	1,200,000	1,217,172
3 month USD LIBOR + 1.13%, 2.05%, 2/23/2021 (a)	1,400,000	1,442,938
Hewlett Packard Enterprise Co. 3 month USD LIBOR + 1.740%, 2.74%, 10/5/2017 (a)	755,000	760,519

See accompanying notes to financial statements.

316

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

International Business Machines Corp.:
3 month USD LIBOR + 0.19%, 1.07%, 2/6/2018 (a)	$1,270,000	$1,271,092
3 month USD LIBOR + 0.37%, 1.27%, 2/12/2019 (a)	1,800,000	1,806,084
3 month USD LIBOR + 0.580%, 1.46%, 11/6/2021 (a)	200,000	199,954

		18,144,998

MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar Financial Services Corp.:
Series GMTN, 3 month USD LIBOR + 0.17%, 1.12%, 6/9/2017 (a)	600,000	600,042
Series GMTN, 3 month USD LIBOR + 0.70%, 1.62%, 2/23/2018 (a)	850,000	854,454
Series MTN, 3 month USD LIBOR + 0.23%, 1.17%, 3/3/2017 (a)	950,000	950,323

		2,404,819

MACHINERY-DIVERSIFIED — 0.2%
John Deere Capital Corp.:
Series MTN, 3 month USD LIBOR + 0.13%, 1.06%, 3/1/2017 (a)	1,040,000	1,040,208
Series MTN, 3 month USD LIBOR + 0.45%, 1.33%, 7/11/2017 (a)	800,000	801,384

		1,841,592

MEDIA — 0.3%
NBCUniversal Enterprise, Inc. 3 month USD LIBOR + 0.69%, 1.57%, 4/15/2018 (a) (b)	1,979,000	1,991,745
Walt Disney Co. 3 month USD LIBOR + 0.32%, 1.20%, 1/8/2019 (a)	400,000	400,772

		2,392,517

MINING — 0.1%
Glencore Funding LLC 3 month USD LIBOR + 1.36%, 2.24%, 1/15/2019 (a) (b)	900,000	901,404

MISCELLANEOUS MANUFACTURER — 0.6%
General Electric Co. 3 month USD LIBOR + 0.28%, 1.16%, 1/9/2017 (a)	1,750,000	1,750,052
Siemens Financieringsmaatschappij NV:
3 month USD LIBOR + 0.28%, 1.21%, 5/25/2018 (a) (b)	1,700,000	1,701,003
3 month USD LIBOR + 0.32%, 1.28%, 9/13/2019 (a) (b)	1,200,000	1,198,332

		4,649,387

OIL & GAS — 4.7%
BP Capital Markets PLC:
3 month USD LIBOR + 0.35%, 1.23%, 2/10/2017 (a)	1,150,000	1,150,138
3 month USD LIBOR + 0.63%, 1.63%, 9/26/2018 (a)	1,445,000	1,450,130
Chevron Corp.:
3 month USD LIBOR + 0.10%, 1.02%, 2/22/2017 (a)	2,170,000	2,170,521

3 month USD LIBOR + 0.17%, 1.08%, 11/15/2017 (a)	1,786,000	1,787,018
3 month USD LIBOR + 0.17%, 1.10%, 3/2/2018 (a)	1,117,000	1,116,419
3 month USD LIBOR + 0.36%, 1.25%, 11/9/2017 (a)	1,050,000	1,052,016
3 month USD LIBOR + 0.41%, 1.32%, 11/15/2019 (a)	750,000	749,557
3 month USD LIBOR + 0.50%, 1.41%, 5/16/2018 (a)	2,310,000	2,318,478
CNPC General Capital, Ltd. 3 month USD LIBOR + 0.90%, 1.80%, 5/14/2017 (a) (b)	955,000	955,498
Exxon Mobil Corp.:
3 month USD LIBOR + 0.05%, 0.98%, 3/1/2018 (a)	1,200,000	1,198,680
3 month USD LIBOR + 0.04%, 1.00%, 3/15/2017 (a)	830,000	830,158
3 month USD LIBOR + 0.15%, 1.11%, 3/15/2019 (a)	1,200,000	1,197,564
3 month USD LIBOR + 0.60%, 1.54%, 2/28/2018 (a)	1,900,000	1,911,305
Petroleos Mexicanos 3 month USD LIBOR + 2.02%, 2.90%, 7/18/2018 (a)	1,150,000	1,158,004
Shell International Finance B.V.:
3 month USD LIBOR + 0.32%, 1.20%, 5/10/2017 (a)	1,900,000	1,901,387
3 month USD LIBOR + 0.35%, 1.30%, 9/12/2019 (a)	1,159,000	1,159,023
3 month USD LIBOR + 0.45%, 1.35%, 5/11/2020 (a)	1,500,000	1,501,110
3 month USD LIBOR + 0.58%, 1.46%, 11/10/2018 (a)	1,800,000	1,811,484
Sinopec Group Overseas Development 2014, Ltd.:
3 month USD LIBOR + 0.78%, 1.66%, 4/10/2017 (a) (b)	3,320,000	3,321,276
3 month USD LIBOR + 0.92%, 1.80%, 4/10/2019 (a) (b)	600,000	600,932
Statoil ASA:
3 month USD LIBOR + 0.20%, 1.09%, 11/9/2017 (a)	1,100,000	1,099,659
3 month USD LIBOR + 0.29%, 1.20%, 5/15/2018 (a)	1,044,000	1,043,760
3 month USD LIBOR + 0.46%, 1.34%, 11/8/2018 (a)	1,858,000	1,862,403
Total Capital International SA 3 month USD LIBOR + 0.57%, 1.45%, 8/10/2018 (a)	1,300,000	1,303,770

		34,650,290

PHARMACEUTICALS — 1.7%
Actavis Funding SCS:
3 month USD LIBOR + 1.08%, 2.03%, 3/12/2018 (a)	1,300,000	1,307,215
3 month USD LIBOR + 1.26%, 2.21%, 3/12/2020 (a)	1,600,000	1,630,000

See accompanying notes to financial statements.

317

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

AstraZeneca PLC 3 month USD LIBOR + 0.53%, 1.44%, 11/16/2018 (a)	$900,000	$902,907
Baxalta, Inc. 3 month USD LIBOR + 0.78%, 1.78%, 6/22/2018 (a)	700,000	699,923
Bayer US Finance LLC 3 month USD LIBOR + 0.28%, 1.14%, 10/6/2017 (a) (b)	700,000	698,824
Johnson & Johnson 3 month USD LIBOR + 0.27%, 1.20%, 3/1/2019 (a)	625,000	626,794
Merck & Co., Inc.:
3 month USD LIBOR + 0.13%, 1.01%, 2/10/2017 (a)	400,000	400,088
3 month USD LIBOR + 0.38%, 1.26%, 2/10/2020 (a)	1,650,000	1,651,683
3 month USD LIBOR + 0.36%, 1.27%, 5/18/2018 (a)	2,250,000	2,258,280
Pfizer, Inc.:
3 month USD LIBOR + 0.15%, 1.06%, 5/15/2017 (a)	1,350,000	1,350,580
3 month USD LIBOR + 0.30%, 1.26%, 6/15/2018 (a)	978,000	979,731

		12,506,025

PIPELINES — 0.2%
Enbridge, Inc. 3 month USD LIBOR + 0.45%, 1.38%, 6/2/2017 (a)	1,350,000	1,349,784

RETAIL — 0.3%
Home Depot, Inc. 3 month USD LIBOR + 0.37%, 1.33%, 9/15/2017 (a)	875,000	876,514
Lowe’s Cos., Inc.:
3 month USD LIBOR + 0.24%, 1.12%, 4/15/2019 (a)	1,500,000	1,500,000
3 month USD LIBOR + 0.42%, 1.37%, 9/10/2019 (a)	200,000	200,422

		2,576,936

SOFTWARE — 0.8%
Oracle Corp.:
3 month USD LIBOR + 0.20%, 1.07%, 7/7/2017 (a)	2,985,000	2,987,209
3 month USD LIBOR + 0.51%, 1.39%, 10/8/2019 (a)	1,606,000	1,614,062
3 month USD LIBOR + 0.58%, 1.46%, 1/15/2019 (a)	1,160,000	1,166,821

		5,768,092

TELECOMMUNICATIONS — 3.2%
AT&T, Inc.:
3 month USD LIBOR + 0.42%, 1.42%, 3/30/2017 (a)	1,103,000	1,103,662
3 month USD LIBOR + 0.67%, 1.62%, 3/11/2019 (a)	700,000	698,243
3 month USD LIBOR + 0.91%, 1.85%, 11/27/2018 (a)	1,000,000	1,006,570

3 month USD LIBOR + 0.93%, 1.93%, 6/30/2020 (a)	1,850,000	1,854,310
Cisco Systems, Inc.:
3 month USD LIBOR + 0.28%, 1.22%, 3/3/2017 (a)	2,160,000	2,161,188
3 month USD LIBOR + 0.31%, 1.27%, 6/15/2018 (a)	1,750,000	1,753,623
3 month USD LIBOR + 0.34%, 1.34%, 9/20/2019 (a)	1,000,000	1,000,840
3 month USD LIBOR + 0.50%, 1.43%, 3/1/2019 (a)	1,072,000	1,076,331
3 month USD LIBOR + 0.60%, 1.51%, 2/21/2018 (a)	2,595,000	2,608,260
Telefonica Emisiones SAU 3 month USD LIBOR + 0.65%, 1.65%, 6/23/2017 (a)	400,000	400,432
Verizon Communications, Inc.:
3 month USD LIBOR + 0.37%, 1.28%, 8/15/2019 (a)	1,750,000	1,745,310
3 month USD LIBOR + 0.40%, 1.35%, 6/9/2017 (a)	3,425,000	3,429,007
3 month USD LIBOR + 0.77%, 1.76%, 6/17/2019 (a)	950,000	957,999
3 month USD LIBOR + 1.75%, 2.71%, 9/14/2018 (a)	3,500,000	3,578,890

		23,374,665

TOTAL CORPORATE BONDS & NOTES (Cost $590,498,795).		592,183,721

FOREIGN GOVERNMENT OBLIGATIONS — 17.6%
African Development Bank:
3 month USD LIBOR + 0.04%, 0.93%, 8/1/2018 (a)	800,000	799,712
1 month USD LIBOR + 0.28%, 1.05%, 8/2/2017 (a)	1,800,000	1,800,756
3 month USD LIBOR + 0.190%, 1.15%, 6/15/2020 (a)	1,000,000	999,700
Asian Development Bank:
3 month USD LIBOR, 1.00%, 6/25/2019 (a)	900,000	898,623
3 month USD LIBOR + 0.15%, 1.03%, 2/8/2018 (a)	2,000,000	2,002,440
3 month USD LIBOR + 0.19%, 1.16%, 6/16/2021 (a)	2,000,000	1,998,860
3 month USD LIBOR + 0.32%, 1.26%, 2/26/2020 (a)	3,493,000	3,516,892
3 month USD LIBOR + 0.05%, 0.93%, 10/19/2017 (a)	2,000,000	2,000,240
3 month USD LIBOR + 0.02%, 0.96%, 2/28/2018 (a)	2,200,000	2,199,824
Caisse d’Amortissement de la Dette Sociale Series 144A, 3 month USD LIBOR + 0.38%, 1.34%, 3/15/2018 (a) (b)	2,000,000	2,003,820
Corp. Andina de Fomento 3 month USD LIBOR + 0.55%, 1.44%, 1/29/2018 (a)	2,400,000	2,400,936

See accompanying notes to financial statements.

318

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Dexia Credit Local SA:
3 month USD LIBOR + 0.20%, 1.14%, 6/5/2018 (a) (b)	$1,000,000	$995,770
3 month USD LIBOR + 0.40%, 1.28%, 1/11/2017 (a) (b)	2,100,000	2,099,958
3 month USD LIBOR + 0.60%, 1.60%, 3/23/2018 (a) (b)	2,000,000	2,003,600
European Bank for Reconstruction & Development 3 month USD LIBOR + 0.11%, 0.99%, 1/10/2020 (a)	1,200,000	1,198,788
European Investment Bank 3 month USD LIBOR + 0.07%, 0.95%, 10/9/2018 (a) (b)	2,900,000	2,899,043
Export Development Canada:
3 month USD LIBOR + 0.130%, 1.05%, 11/23/2020 (a) (b)	2,000,000	1,997,720
3 month USD LIBOR + 0.01%, 0.91%, 8/13/2019 (a) (b)	1,750,000	1,746,990
3 month USD LIBOR + 0.05%, 0.93%, 10/16/2017 (a) (b)	1,500,000	1,500,075
3 month USD LIBOR + 0.05%, 0.93%, 1/17/2018 (a) (b)	1,500,000	1,499,640
3 month USD LIBOR + 0.32%, 1.25%, 3/2/2020 (a) (b)	800,000	805,488
Export-Import Bank of Korea:
3 month USD LIBOR + 0.460%, 1.34%, 10/21/2019 (a)	1,200,000	1,195,656
3 month USD LIBOR + 0.75%, 1.63%, 1/17/2017 (a)	1,000,000	1,000,110
3 month USD LIBOR + 0.70%, 1.64%, 5/26/2019 (a)	1,000,000	1,002,660
3 month USD LIBOR + 0.60%, 1.50%, 5/12/2017 (a) (b)	2,250,000	2,250,203
Inter-American Development Bank:
1 month USD LIBOR + 0.04%, 0.80%, 11/26/2018 (a)	2,500,000	2,492,625
3 month USD LIBOR + 0.01%, 0.89%, 7/15/2020 (a)	2,000,000	1,990,260
3 month USD LIBOR + 0.04%, 0.92%, 1/15/2019 (a)	600,000	599,445
3 month USD LIBOR + 0.20%, 1.08%, 7/15/2021 (a)	1,300,000	1,298,635
3 month USD LIBOR + 0.22%, 1.10%, 10/15/2020 (a)	1,800,000	1,802,718
3 month USD LIBOR + 0.32%, 1.20%, 4/15/2020 (a)	1,000,000	1,005,730
1 month USD LIBOR + 0.02%, 0.68%, 6/12/2017 (a)	1,950,000	1,948,752
1 month USD LIBOR + 0.01%, 0.71%, 10/15/2017 (a)	2,550,000	2,546,226
3 month USD LIBOR, 0.88%, 10/15/2019 (a)	1,000,000	996,660
3 month USD LIBOR + 0.06%, 0.94%, 1/16/2018 (a)	1,900,000	1,900,114
3 month USD LIBOR + 0.03%, 0.98%, 9/12/2018 (a)	2,550,000	2,549,362
3 month USD LIBOR - 0.01%, 0.99%, 6/20/2018 (a)	1,312,000	1,310,767

International Bank for Reconstruction & Development:
3 month USD LIBOR + 0.14%, 1.11%, 12/16/2017 (a)	2,000,000	2,002,280
3 month USD LIBOR + 0.100%, 0.98%, 10/13/2020 (a)	1,500,000	1,499,985
3 month USD LIBOR, 0.99%, 12/17/2018 (a)	1,500,000	1,498,695
3 month USD LIBOR, 1.00%, 9/30/2017 (a)	3,800,000	3,799,772
3 month USD LIBOR + 0.28%, 1.18%, 2/11/2021 (a)	4,000,000	4,014,600
International Finance Corp.:
1 month USD LIBOR + 0.02%, 0.79%, 2/2/2018 (a)	1,900,000	1,896,960
3 month USD LIBOR + 0.01%, 0.97%, 12/15/2020 (a)	4,100,000	4,079,910
3 month USD LIBOR + 0.18%, 1.14%, 12/15/2021 (a)	1,000,000	999,780
3 month USD LIBOR + 0.06%, 0.94%, 1/9/2019 (a)	2,500,000	2,500,050
Japan Bank for International Cooperation Series DTC, 3 month USD LIBOR + 0.36%, 1.26%, 11/13/2018 (a)	1,000,000	997,660
KFW 3 month USD LIBOR + 0.16%, 1.16%, 12/29/2017 (a)	4,647,000	4,653,227
Kommunalbanken A/S:
3 month USD LIBOR + 0.12%, 1.00%, 5/2/2017 (a) (b)	2,950,000	2,950,708
3 month USD LIBOR + 0.07%, 1.06%, 3/17/2020 (a) (b)	3,700,000	3,675,876
3 month USD LIBOR + 0.13%, 1.08%, 9/8/2021 (a) (b)	800,000	792,360
3 month USD LIBOR + 0.18%, 1.09%, 2/20/2018 (a) (b)	3,424,000	3,427,561
3 month USD LIBOR + 0.33%, 1.30%, 6/16/2020 (a) (b)	1,000,000	1,001,400
3 month USD LIBOR + 0.38%, 1.38%, 3/27/2017 (a) (b)	4,750,000	4,753,657
Kommuninvest I Sverige AB:
3 month USD LIBOR + 0.03%, 0.97%, 5/28/2019 (a) (b)	1,000,000	995,830
3 month USD LIBOR + 0.03%, 0.97%, 12/3/2018 (a) (b)	750,000	748,823
3 month USD LIBOR + 0.14%, 1.05%, 8/17/2018 (a) (b)	800,000	800,576
Korea Development Bank 3 month USD LIBOR + 0.63%, 1.51%, 1/23/2017 (a)	1,400,000	1,400,140
Landwirtschaftliche Rentenbank:
3 month USD LIBOR + 0.25%, 1.19%, 6/3/2021 (a) (b)	2,000,000	1,999,200
3 month USD LIBOR + 0.35%, 1.26%, 2/19/2021 (a) (b)	1,550,000	1,555,425
Network Rail Infrastructure Finance PLC 3 month USD LIBOR + 0.01%, 0.91%, 2/13/2017 (a) (b)	800,000	800,024

See accompanying notes to financial statements.

319

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Nordic Investment Bank 3 month USD LIBOR + 0.05%, 0.93%, 4/25/2018 (a)	$1,800,000	$1,799,892
Oesterreichische Kontrollbank AG 3 month USD LIBOR + 0.18%, 1.06%, 8/10/2017 (a)	1,600,000	1,600,864
Province of Quebec Canada:
3 month USD LIBOR + 0.28%, 1.16%, 7/21/2019 (a)	1,800,000	1,801,152
3 month USD LIBOR + 0.23%, 1.17%, 9/4/2018 (a)	2,100,000	2,102,646
Svensk Exportkredit AB:
3 month USD LIBOR + 0.18%, 1.06%, 11/10/2017 (a)	1,100,000	1,100,847
3 month USD LIBOR + 0.33%, 1.21%, 1/14/2019 (a)	1,100,000	1,102,849
3 month USD LIBOR + 0.09%, 1.09%, 9/28/2017 (a)	1,220,000	1,220,085
3 month USD LIBOR + 0.18%, 1.13%, 6/12/2017 (a)	1,635,000	1,635,932
3 month USD LIBOR + 0.30%, 1.18%, 1/23/2017 (a)	1,670,000	1,670,284

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $130,107,874).		130,137,848

	Shares

SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (d) (e)	16,446,575	16,446,575

State Street Navigator Securities Lending Government Money Market Portfolio (e) (f)	2,035,308	2,035,308

TOTAL SHORT-TERM INVESTMENTS (Cost $18,481,883)		18,481,883

TOTAL INVESTMENTS — 100.2% (Cost $739,088,552)		740,803,452
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(1,406,029)

NET ASSETS — 100.0%		$739,397,423

(a)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2016.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 21.6% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2016.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

GMTN = Global Medium Term Note

MTN = Medium Term Note

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Aerospace & Defense	$—	$1,002,270	$—	$1,002,270
Agriculture.	—	1,282,026	—	1,282,026
Auto Manufacturers	—	41,052,287	—	41,052,287
Banks	—	388,306,166	—	388,306,166
Beverages	—	6,517,671	—	6,517,671
Biotechnology	—	1,447,084	—	1,447,084
Construction Materials	—	375,641	—	375,641
Diversified Financial Services	—	14,660,613	—	14,660,613
Electric	—	2,856,003	—	2,856,003
Food	—	2,150,132	—	2,150,132
Health Care Products	—	1,918,506	—	1,918,506
Health Care Services.	—	1,950,046	—	1,950,046
Household Products	—	1,101,529	—	1,101,529
Insurance	—	14,360,082	—	14,360,082
Internet	—	2,643,156	—	2,643,156

See accompanying notes to financial statements.

320

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
IT Services	$—	$18,144,998	$—	$18,144,998
Machinery, Construction & Mining	—	2,404,819	—	2,404,819
Machinery-Diversified	—	1,841,592	—	1,841,592
Media	—	2,392,517	—	2,392,517
Mining.	—	901,404	—	901,404
Miscellaneous Manufacturer	—	4,649,387	—	4,649,387
Oil & Gas	—	34,650,290	—	34,650,290
Pharmaceuticals	—	12,506,025	—	12,506,025
Pipelines	—	1,349,784	—	1,349,784
Retail.	—	2,576,936	—	2,576,936
Software	—	5,768,092	—	5,768,092
Telecommunications	—	23,374,665	—	23,374,665
Foreign Government Obligations	—	130,137,848	—	130,137,848
Short-Term Investments	18,481,883	—	—	18,481,883

TOTAL INVESTMENTS	$18,481,883	$722,321,569	$—	$740,803,452

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	12,863,091	$12,863,091	36,467,630	49,330,721	—	$—	$14,676	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	50,633,929	34,187,354	16,446,575	16,446,575	9,602	—
State Street Navigator Securities Lending Government Money Market Portfolio*	7,168,993	7,168,993	30,663,903	35,797,588	2,035,308	2,035,308	5,462	—

TOTAL		$20,032,084				$18,481,883	$29,740	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

321

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 98.2%
ADVERTISING — 0.2%
Lamar Media Corp. Series WI, 5.75%, 2/1/2026	$25,000	$26,344
Omnicom Group, Inc. 6.25%, 7/15/2019	25,000	27,590
WPP Finance 2010 3.63%, 9/7/2022	25,000	25,563

		79,497

AEROSPACE & DEFENSE — 0.8%
BAE Systems Holdings, Inc. 6.38%, 6/1/2019 (a)	50,000	54,546
L-3 Communications Corp.:
4.75%, 7/15/2020	25,000	26,577
5.20%, 10/15/2019	25,000	26,889
Lockheed Martin Corp.:
2.50%, 11/23/2020	50,000	50,423
4.70%, 5/15/2046	50,000	54,386
Northrop Grumman Corp.:
3.25%, 8/1/2023	25,000	25,486
4.75%, 6/1/2043	25,000	27,238
Textron, Inc. 4.00%, 3/15/2026	25,000	25,030

		290,575

AGRICULTURE — 0.3%
Bunge, Ltd. Finance Corp. 8.50%, 6/15/2019	25,000	28,641
Reynolds American, Inc. 5.85%, 8/15/2045	25,000	29,603
Vector Group, Ltd. 7.75%, 2/15/2021	47,000	48,880

		107,124

APPAREL — 0.2%
Hanesbrands, Inc. 4.63%, 5/15/2024 (a)	61,000	59,170
Levi Strauss & Co. 6.88%, 5/1/2022	25,000	26,250

		85,420

AUTO MANUFACTURERS — 2.3%
Fiat Chrysler Automobiles NV 5.25%, 4/15/2023 (b)	200,000	204,000
Ford Motor Co. 7.45%, 7/16/2031	50,000	62,752
Ford Motor Credit Co. LLC 3.20%, 1/15/2021	200,000	200,292
General Motors Co. 6.75%, 4/1/2046	25,000	29,317
General Motors Financial Co., Inc.:
3.20%, 7/6/2021	25,000	24,606
4.00%, 10/6/2026	50,000	48,076
4.20%, 3/1/2021	50,000	51,530
4.38%, 9/25/2021	25,000	25,933
4.75%, 8/15/2017	50,000	50,948
5.25%, 3/1/2026	50,000	52,525
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a)	75,000	78,375

		828,354

AUTO PARTS & EQUIPMENT — 1.2%
Dana, Inc.:
5.38%, 9/15/2021	50,000	51,875
5.50%, 12/15/2024	25,000	25,625
Delphi Automotive PLC 4.25%, 1/15/2026	50,000	51,766
Goodyear Tire & Rubber Co.:
5.00%, 5/31/2026	45,000	44,708
5.13%, 11/15/2023	25,000	25,750
Lear Corp. 5.25%, 1/15/2025	10,000	10,450
Tenneco, Inc. 5.00%, 7/15/2026	55,000	54,209
ZF North America Capital, Inc. 4.75%, 4/29/2025 (a)	150,000	152,445

		416,828

BANKS — 6.2%
Bank of America Corp.:
Series GMTN, 4.45%, 3/3/2026	30,000	30,916
Series MTN, 4.20%, 8/26/2024	100,000	101,870
Series MTN, 4.25%, 10/22/2026	75,000	75,908
Barclays PLC 4.38%, 1/12/2026	200,000	202,564
Capital One Financial Corp. 3.75%, 4/24/2024	50,000	50,651
Capital One NA/Mclean 1.65%, 2/5/2018	150,000	149,709
CIT Group, Inc.:
4.25%, 8/15/2017	100,000	101,375
5.00%, 8/15/2022	75,000	78,188
5.25%, 3/15/2018	100,000	103,250
Citigroup, Inc.:
4.60%, 3/9/2026	70,000	72,351
5.30%, 5/6/2044	25,000	26,929
5.50%, 9/13/2025	25,000	27,475
6.13%, 8/25/2036	50,000	58,018
Citizens Financial Group, Inc. 4.30%, 12/3/2025	50,000	50,791
Credit Suisse AG 5.40%, 1/14/2020	50,000	53,607
Deutsche Bank AG:
3.70%, 5/30/2024	125,000	121,554
Series 3FXD, 1.40%, 2/13/2017	50,000	49,984
Discover Bank/Greenwood 2.00%, 2/21/2018	25,000	24,995
Goldman Sachs Group, Inc. 6.75%, 10/1/2037	25,000	30,871
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (a)	200,000	190,298
KeyCorp. Series MTN, 5.10%, 3/24/2021	50,000	54,677
Lloyds Bank PLC 6.50%, 9/14/2020 (a)	75,000	82,953
Morgan Stanley:
3.95%, 4/23/2027	50,000	49,495
4.88%, 11/1/2022	50,000	53,587
Regions Financial Corp. 7.38%, 12/10/2037	25,000	30,704

See accompanying notes to financial statements.

322

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Royal Bank of Scotland Group PLC:
6.00%, 12/19/2023	$100,000	$103,687
6.13%, 12/15/2022	100,000	106,020
Santander UK Group Holdings PLC 3.13%, 1/8/2021	50,000	49,883
SunTrust Banks, Inc. 6.00%, 9/11/2017	50,000	51,497
Synovus Financial Corp. 7.88%, 2/15/2019	50,000	54,875

		2,238,682

BEVERAGES — 0.6%
Constellation Brands, Inc.:
3.88%, 11/15/2019	50,000	51,750
6.00%, 5/1/2022	50,000	56,188
Dr Pepper Snapple Group, Inc. 6.82%, 5/1/2018	12,000	12,798
Molson Coors Brewing Co. 4.20%, 7/15/2046	40,000	37,293
Pernod Ricard SA:
2.95%, 1/15/2017 (a)	25,000	25,013
5.50%, 1/15/2042 (a)	25,000	27,524

		210,566

BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
2.20%, 5/22/2019	25,000	25,193
3.63%, 5/15/2022	50,000	51,670
6.40%, 2/1/2039	100,000	121,326
Celgene Corp.:
3.25%, 8/15/2022	50,000	50,445
3.88%, 8/15/2025	50,000	50,716
4.63%, 5/15/2044	25,000	24,478

		323,828

CHEMICALS — 2.1%
Agrium, Inc. 4.90%, 6/1/2043	25,000	24,906
Albemarle Corp. 4.15%, 12/1/2024	25,000	25,554
Ashland LLC:
3.88%, 4/15/2018	50,000	51,219
4.75%, 8/15/2022	25,000	25,891
Blue Cube Spinco, Inc.:
9.75%, 10/15/2023	25,000	29,734
10.00%, 10/15/2025	25,000	29,922
Celanese US Holdings LLC 4.63%, 11/15/2022	50,000	52,589
CF Industries, Inc.:
3.45%, 6/1/2023	25,000	22,250
4.95%, 6/1/2043	25,000	20,438
Dow Chemical Co.:
3.50%, 10/1/2024	50,000	50,436
4.25%, 11/15/2020	25,000	26,477
4.38%, 11/15/2042	25,000	24,268
Eastman Chemical Co.:
2.70%, 1/15/2020	50,000	50,292
3.60%, 8/15/2022	25,000	25,635
LYB International Finance B.V. 5.25%, 7/15/2043	25,000	26,878

LyondellBasell Industries NV 4.63%, 2/26/2055	25,000	23,231
Mosaic Co. 5.63%, 11/15/2043	25,000	24,092
NOVA Chemicals Corp. 5.25%, 8/1/2023 (a)	50,000	50,500
Rohm & Haas Co. 7.85%, 7/15/2029	25,000	33,798
Westlake Chemical Corp.:
3.60%, 7/15/2022	28,000	27,992
3.60%, 8/15/2026 (a)	25,000	24,024
4.63%, 2/15/2021 (a)	25,000	26,207
5.00%, 8/15/2046 (a)	25,000	24,662
WR Grace & Co-Conn 5.13%, 10/1/2021 (a)	50,000	52,125

		773,120

COMMERCIAL SERVICES — 1.3%
ADT Corp.:
4.88%, 7/15/2032 (a)	50,000	41,000
3.50%, 7/15/2022	75,000	71,437
ERAC USA Finance LLC:
2.35%, 10/15/2019 (a)	25,000	24,978
7.00%, 10/15/2037 (a)	50,000	63,353
Moody’s Corp. 2.75%, 7/15/2019	50,000	50,571
S&P Global, Inc. 2.95%, 1/22/2027 (a)	100,000	93,500
Service Corp. International/US 5.38%, 1/15/2022	25,000	26,000
Total System Services, Inc. 3.80%, 4/1/2021	10,000	10,321
United Rentals North America, Inc. 4.63%, 7/15/2023	50,000	51,000
Western Union Co. 2.88%, 12/10/2017	50,000	50,510

		482,670

CONSTRUCTION MATERIALS — 1.1%
Johnson Controls International PLC 4.63%, 7/2/2044 (c)	25,000	24,818
Lafarge SA 7.13%, 7/15/2036	25,000	30,259
Lennox International, Inc. 3.00%, 11/15/2023	50,000	48,545
Masco Corp.:
4.38%, 4/1/2026	25,000	25,156
5.95%, 3/15/2022	50,000	55,250
6.50%, 8/15/2032	25,000	27,115
Owens Corning:
3.40%, 8/15/2026	30,000	28,499
4.20%, 12/15/2022	50,000	51,927
Standard Industries, Inc. 5.38%, 11/15/2024 (a)	50,000	51,250
Vulcan Materials Co. 7.50%, 6/15/2021	50,000	58,875

		401,694

DISTRIBUTION & WHOLESALE — 0.1%
Rexel SA 5.25%, 6/15/2020 (a)	33,000	34,011

See accompanying notes to financial statements.

323

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

DIVERSIFIED FINANCIAL SERVICES — 5.1%
Air Lease Corp. 2.13%, 1/15/2020	$100,000	$98,508
Aircastle, Ltd.:
5.13%, 3/15/2021	25,000	26,625
6.25%, 12/1/2019	60,000	64,800
Ally Financial, Inc.:
3.25%, 2/13/2018	50,000	50,250
3.25%, 11/5/2018	100,000	100,120
3.50%, 1/27/2019	5,000	5,019
3.60%, 5/21/2018	100,000	100,875
5.75%, 11/20/2025	25,000	25,005
8.00%, 11/1/2031	150,000	173,613
Credit Acceptance Corp. 6.13%, 2/15/2021	25,000	25,250
Discover Financial Services 3.95%, 11/6/2024	50,000	49,553
E*TRADE Financial Corp. 5.38%, 11/15/2022	50,000	52,911
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
3.50%, 3/15/2017	50,000	50,075
5.88%, 2/1/2022	75,000	74,437
6.00%, 8/1/2020	50,000	51,125
International Lease Finance Corp.:
4.63%, 4/15/2021	50,000	51,656
5.88%, 4/1/2019	50,000	53,100
5.88%, 8/15/2022	25,000	27,125
8.75%, 3/15/2017	50,000	50,656
Jefferies Group LLC 6.50%, 1/20/2043	25,000	25,725
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.88%, 8/1/2021 (a)	50,000	47,500
Legg Mason, Inc. 4.75%, 3/15/2026	50,000	51,753
Macquarie Group, Ltd. 7.63%, 8/13/2019 (a)	50,000	56,079
Nasdaq, Inc.:
3.85%, 6/30/2026	5,000	4,967
5.25%, 1/16/2018	25,000	25,867
Navient Corp.:
6.63%, 7/26/2021	35,000	37,100
8.45%, 6/15/2018	50,000	53,875
Series MTN, 6.13%, 3/25/2024	75,000	72,844
Series MTN, 8.00%, 3/25/2020	200,000	221,875
NewStar Financial, Inc. 7.25%, 5/1/2020	25,000	25,000
Nomura Holdings, Inc. 6.70%, 3/4/2020	50,000	55,882
Synchrony Financial 4.25%, 8/15/2024	25,000	25,449

		1,834,619

ELECTRIC — 3.3%
AEP Texas Central Co. Series E, 6.65%, 2/15/2033	50,000	61,750
AES Corp.:
5.50%, 3/15/2024	50,000	50,375
7.38%, 7/1/2021	50,000	55,625

Calpine Corp. 7.88%, 1/15/2023 (a)	$48,000	50,040
Dominion Resources, Inc.:
4.10%, 4/1/2021 (c)	80,000	83,334
Series A, 1.40%, 9/15/2017	25,000	24,973
DPL, Inc. 7.25%, 10/15/2021	50,000	51,219
Duke Energy Corp.:
2.10%, 6/15/2018	25,000	25,106
3.75%, 4/15/2024	25,000	25,781
EDP Finance B.V. 4.13%, 1/15/2020 (a)	50,000	51,096
Enel Americas SA 4.00%, 10/25/2026	35,000	33,414
Enel Finance International NV 6.00%, 10/7/2039 (a)	50,000	55,859
Eversource Energy 1.45%, 5/1/2018	50,000	49,836
Exelon Generation Co. LLC:
5.60%, 6/15/2042	50,000	46,293
6.20%, 10/1/2017	50,000	51,679
FirstEnergy Corp.:
Series A, 2.75%, 3/15/2018	50,000	50,364
Series B, 4.25%, 3/15/2023	75,000	77,636
Kansas City Power & Light Co. 3.15%, 3/15/2023	25,000	24,813
NextEra Energy Capital Holdings, Inc. 1.59%, 6/1/2017	50,000	50,029
NRG Yield Operating LLC 5.38%, 8/15/2024	50,000	50,250
NV Energy, Inc. 6.25%, 11/15/2020	25,000	28,351
PPL Capital Funding, Inc. 4.20%, 6/15/2022	40,000	42,157
Progress Energy, Inc. 7.75%, 3/1/2031	25,000	34,399
Puget Energy, Inc. 5.63%, 7/15/2022	25,000	27,683
Southwestern Electric Power Co. Series E, 5.55%, 1/15/2017	50,000	50,058
Toledo Edison Co. 6.15%, 5/15/2037	50,000	59,012

		1,211,132

ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Anixter, Inc. 5.13%, 10/1/2021	50,000	52,000
Energizer Holdings, Inc. 5.50%, 6/15/2025 (a)	25,000	25,187

		77,187

ELECTRONICS — 0.6%
Agilent Technologies, Inc. 3.88%, 7/15/2023	25,000	25,721
Amphenol Corp. 2.55%, 1/30/2019	50,000	50,600
Arrow Electronics, Inc. 3.50%, 4/1/2022	25,000	24,751
Avnet, Inc. 4.63%, 4/15/2026	25,000	24,358

See accompanying notes to financial statements.

324

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Flex, Ltd. 5.00%, 2/15/2023	$50,000	$53,326
Jabil Circuit, Inc. 4.70%, 9/15/2022	50,000	51,000

		229,756

ENGINEERING & CONSTRUCTION — 0.1%
MasTec, Inc. 4.88%, 3/15/2023	25,000	24,437
Sydney Airport Finance Co. Pty, Ltd. 3.90%, 3/22/2023 (a)	25,000	25,576

		50,013

ENTERTAINMENT — 1.0%
GLP Capital L.P./GLP Financing II, Inc.:
4.88%, 11/1/2020	50,000	52,690
5.38%, 4/15/2026	100,000	104,100
International Game Technology PLC 6.25%, 2/15/2022 (a)	150,000	160,875
Scientific Games International, Inc. 7.00%, 1/1/2022 (a)	50,000	53,625

		371,290

ENVIRONMENTAL CONTROL — 0.4%
Clean Harbors, Inc. 5.25%, 8/1/2020	50,000	51,187
Republic Services, Inc. 3.55%, 6/1/2022	25,000	25,970
Waste Management, Inc. 3.50%, 5/15/2024	50,000	51,552

		128,709

FOOD — 2.1%
C&S Group Enterprises LLC 5.38%, 7/15/2022 (a)	25,000	24,125
Campbell Soup Co. 4.25%, 4/15/2021	25,000	26,649
Conagra Brands, Inc. 3.20%, 1/25/2023	20,000	19,981
Darling Ingredients, Inc. 5.38%, 1/15/2022	25,000	26,016
Flowers Foods, Inc. 3.50%, 10/1/2026	70,000	66,632
General Mills, Inc. 5.40%, 6/15/2040	25,000	28,357
JM Smucker Co. 4.25%, 3/15/2035	50,000	50,479
Kellogg Co. 4.50%, 4/1/2046	25,000	24,431
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	55,000	51,636
3.50%, 6/6/2022	25,000	25,424
4.38%, 6/1/2046	30,000	28,229
4.88%, 2/15/2025 (a)	60,000	64,727
6.13%, 8/23/2018	25,000	26,649
Kroger Co.:
3.50%, 2/1/2026	50,000	50,230
5.15%, 8/1/2043	25,000	26,952
Smithfield Foods, Inc. 6.63%, 8/15/2022	50,000	52,500

Sysco Corp. 3.30%, 7/15/2026	25,000	24,533
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)	35,000	36,663
Tyson Foods, Inc. 2.65%, 8/15/2019	50,000	50,477
Whole Foods Market, Inc. 5.20%, 12/3/2025	50,000	52,941

		757,631

FOREST PRODUCTS & PAPER — 0.2%
Clearwater Paper Corp. 5.38%, 2/1/2025 (a)	25,000	24,750
International Paper Co. 7.95%, 6/15/2018	30,000	32,564
Resolute Forest Products, Inc. 5.88%, 5/15/2023	25,000	22,375

		79,689

GAS — 1.0%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.63%, 5/20/2024	60,000	61,350
5.88%, 8/20/2026	60,000	60,900
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	50,000	52,461
National Fuel Gas Co. 4.90%, 12/1/2021	25,000	26,457
Sempra Energy 2.30%, 4/1/2017	50,000	50,098
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	100,000	95,910
4.40%, 6/1/2043	25,000	24,720

		371,896

HEALTH CARE PRODUCTS — 0.5%
Becton Dickinson and Co. 3.13%, 11/8/2021	50,000	51,261
Fresenius US Finance II, Inc. 4.50%, 1/15/2023 (a)	50,000	51,500
Life Technologies Corp. 6.00%, 3/1/2020	25,000	27,235
Thermo Fisher Scientific, Inc.:
3.60%, 8/15/2021	25,000	25,838
5.30%, 2/1/2044	25,000	27,971
Zimmer Biomet Holdings, Inc. 4.25%, 8/15/2035	12,000	11,190

		194,995

HEALTH CARE SERVICES — 4.5%
Aetna, Inc. 1.90%, 6/7/2019	25,000	24,943
Anthem, Inc.:
4.65%, 1/15/2043	50,000	50,195
4.65%, 8/15/2044	25,000	25,307
Centene Corp.:
4.75%, 5/15/2022	60,000	60,675
6.13%, 2/15/2024	47,000	49,526
CHS/Community Health Systems, Inc.:
5.13%, 8/15/2018	11,000	10,849
5.13%, 8/1/2021	50,000	46,250

See accompanying notes to financial statements.

325

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Fresenius Medical Care US Finance II, Inc.:
5.63%, 7/31/2019 (a)	$50,000	$53,250
5.88%, 1/31/2022 (a)	50,000	54,750
HCA, Inc.:
5.25%, 6/15/2026	150,000	154,875
5.38%, 2/1/2025	150,000	150,195
5.88%, 5/1/2023	50,000	53,125
5.88%, 2/15/2026	100,000	103,000
6.50%, 2/15/2020	50,000	54,700
7.50%, 2/15/2022	150,000	169,875
Humana, Inc. 2.63%, 10/1/2019	25,000	25,200
Laboratory Corp. of America Holdings 3.75%, 8/23/2022	50,000	51,309
LifePoint Health, Inc.:
5.38%, 5/1/2024 (a)	70,000	68,390
5.50%, 12/1/2021	50,000	51,750
MEDNAX, Inc. 5.25%, 12/1/2023 (a)	60,000	61,875
Quest Diagnostics, Inc. 4.70%, 4/1/2021	25,000	26,833
Tenet Healthcare Corp.:
4.38%, 10/1/2021	50,000	49,563
4.75%, 6/1/2020	25,000	25,250
6.00%, 10/1/2020	75,000	78,562
Universal Health Services, Inc.:
3.75%, 8/1/2019 (a)	25,000	25,125
5.00%, 6/1/2026 (a)	50,000	48,750
WellCare Health Plans, Inc. 5.75%, 11/15/2020	50,000	51,375

		1,625,497

HOLDING COMPANIES-DIVERS — 0.1%
HRG Group, Inc. 7.88%, 7/15/2019	50,000	52,031

HOME BUILDERS — 1.3%
CalAtlantic Group, Inc. 5.38%, 10/1/2022	50,000	51,000
DR Horton, Inc.:
3.75%, 3/1/2019	50,000	50,969
4.75%, 2/15/2023	50,000	51,250
Lennar Corp.:
4.50%, 11/15/2019	50,000	51,656
4.75%, 12/15/2017	25,000	25,281
MDC Holdings, Inc. 5.50%, 1/15/2024	25,000	25,813
PulteGroup, Inc.:
4.25%, 3/1/2021	57,143	58,393
6.38%, 5/15/2033	50,000	49,875
Toll Brothers Finance Corp.:
5.63%, 1/15/2024	50,000	51,875
6.75%, 11/1/2019	50,000	54,750

		470,862

HOME FURNISHINGS — 0.3%
Tempur Sealy International, Inc. 5.50%, 6/15/2026	64,000	64,320

Whirlpool Corp. 4.00%, 3/1/2024	25,000	25,936

		90,256

HOUSEHOLD PRODUCTS & WARES — 0.4%
ACCO Brands Corp. 6.75%, 4/30/2020	25,000	26,295
Clorox Co. 3.50%, 12/15/2024	25,000	25,554
Spectrum Brands, Inc. 6.13%, 12/15/2024	100,000	105,500

		157,349

HOUSEWARES — 0.2%
Newell Brands, Inc.:
2.88%, 12/1/2019	25,000	25,446
4.00%, 12/1/2024	50,000	51,137

		76,583

INSURANCE — 2.2%
Allstate Corp. 3 month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (d)	50,000	51,695
American International Group, Inc.:
3.30%, 3/1/2021	30,000	30,728
4.13%, 2/15/2024	50,000	51,911
4.50%, 7/16/2044	50,000	49,304
Aon PLC 4.45%, 5/24/2043	25,000	24,104
AXA SA 8.60%, 12/15/2030	50,000	68,750
CNA Financial Corp. 3.95%, 5/15/2024	25,000	25,358
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	25,000	23,158
5.13%, 4/15/2022	25,000	27,730
Liberty Mutual Group, Inc. 4.95%, 5/1/2022 (a)	75,000	81,833
Lincoln National Corp. 6.15%, 4/7/2036	50,000	58,609
MetLife, Inc. 6.40%, 12/15/2066	50,000	54,000
Nationwide Financial Services, Inc. Series SR, 5.38%, 3/25/2021 (a)	25,000	27,306
Pacific LifeCorp 6.00%, 2/10/2020 (a)	50,000	54,025
Principal Financial Group, Inc. 3.30%, 9/15/2022	50,000	50,599
Prudential Financial, Inc. 3 month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (d)	50,000	49,408
XLIT, Ltd. 5.75%, 10/1/2021	50,000	55,567

		784,085

INTERNET — 0.7%
eBay, Inc.:
2.50%, 3/9/2018	25,000	25,219
3.80%, 3/9/2022	50,000	51,657
Expedia, Inc. 5.00%, 2/15/2026	50,000	51,545

See accompanying notes to financial statements.

326

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

IAC/InterActiveCorp 4.88%, 11/30/2018	$42,000	$42,682
Symantec Corp. 2.75%, 6/15/2017	25,000	25,086
VeriSign, Inc. 4.63%, 5/1/2023	50,000	50,500

		246,689

INVESTMENT COMPANY SECURITY — 0.1%
FS Investment Corp. 4.00%, 7/15/2019	50,000	50,129

IRON/STEEL — 1.0%
ArcelorMittal:
6.25%, 8/5/2020	50,000	54,375
6.50%, 3/1/2021	50,000	54,875
8.00%, 10/15/2039	50,000	54,625
Commercial Metals Co. 4.88%, 5/15/2023	50,000	50,250
United States Steel Corp. 8.38%, 7/1/2021 (a)	32,000	35,440
Vale Overseas, Ltd. 6.25%, 8/10/2026	100,000	104,000

		353,565

IT SERVICES — 2.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48%, 6/1/2019 (a)	100,000	102,081
4.42%, 6/15/2021 (a)	25,000	25,800
5.45%, 6/15/2023 (a)	50,000	53,037
5.88%, 6/15/2021 (a)	45,000	47,841
6.02%, 6/15/2026 (a)	20,000	21,666
7.13%, 6/15/2024 (a)	50,000	55,250
8.35%, 7/15/2046 (a)	35,000	43,095
EMC Corp. 2.65%, 6/1/2020	200,000	195,000
Hewlett Packard Enterprise Co.:
2.85%, 10/5/2018	75,000	75,725
6.35%, 10/15/2045	25,000	25,253
HP, Inc.:
4.05%, 9/15/2022	25,000	25,873
6.00%, 9/15/2041	25,000	25,216
Leidos Holdings, Inc. 4.45%, 12/1/2020	50,000	51,437
NCR Corp. 5.00%, 7/15/2022	50,000	51,062
Seagate HDD Cayman:
4.75%, 6/1/2023	10,000	9,912
4.75%, 1/1/2025	50,000	47,635

		855,883

LEISURE TIME — 0.2%
Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022	50,000	53,437

LODGING — 1.3%
Choice Hotels International, Inc. 5.75%, 7/1/2022	25,000	26,824
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024 (a)	35,000	33,950

Hyatt Hotels Corp. 4.85%, 3/15/2026	25,000	26,327
Marriott International, Inc.:
3.38%, 10/15/2020	25,000	25,647
3.75%, 3/15/2025	25,000	24,940
MGM Resorts International 7.75%, 3/15/2022	150,000	173,250
Wyndham Worldwide Corp. 2.50%, 3/1/2018	50,000	50,421
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.38%, 3/15/2022	100,000	102,500

		463,859

MACHINERY, CONSTRUCTION & MINING — 0.1%
Joy Global, Inc. 5.13%, 10/15/2021	25,000	27,109

MACHINERY-DIVERSIFIED — 0.7%
CNH Industrial Capital LLC 4.38%, 11/6/2020	175,000	180,250
Roper Technologies, Inc. 2.05%, 10/1/2018	50,000	50,170
Xylem, Inc. 3.25%, 11/1/2026	30,000	29,132

		259,552

MEDIA — 7.4%
21st Century Fox America, Inc.:
5.40%, 10/1/2043	25,000	26,920
6.20%, 12/15/2034	25,000	29,370
6.40%, 12/15/2035	50,000	59,732
Altice US Finance I Corp. 5.38%, 7/15/2023 (a)	50,000	51,937
AMC Networks, Inc. 5.00%, 4/1/2024	100,000	100,375
CBS Corp. 3.38%, 3/1/2022	50,000	50,836
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 2/15/2023	125,000	128,359
5.13%, 5/1/2023 (a)	100,000	102,750
5.75%, 2/15/2026 (a)	90,000	93,042
5.88%, 4/1/2024 (a)	100,000	106,690
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.91%, 7/23/2025	50,000	52,696
6.38%, 10/23/2035	25,000	28,546
6.83%, 10/23/2055	50,000	58,616
Cox Communications, Inc.:
3.25%, 12/15/2022 (a)	75,000	73,056
4.80%, 2/1/2035 (a)	50,000	46,574
Discovery Communications LLC 4.90%, 3/11/2026	50,000	52,651
DISH DBS Corp.:
4.25%, 4/1/2018	150,000	153,150
5.13%, 5/1/2020	75,000	77,437
5.88%, 7/15/2022	50,000	52,625
5.88%, 11/15/2024	100,000	102,500
7.75%, 7/1/2026	29,000	32,770

See accompanying notes to financial statements.

327

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Historic TW, Inc. 6.63%, 5/15/2029	$25,000	$30,575
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	50,000	51,000
5.00%, 4/15/2022 (a)	50,000	50,938
Pearson Funding Five PLC 3.25%, 5/8/2023 (a)	25,000	23,379
Sirius XM Radio, Inc.:
5.38%, 7/15/2026 (a)	121,000	118,277
6.00%, 7/15/2024 (a)	50,000	52,275
Starz LLC/Starz Finance Corp. 5.00%, 9/15/2019	50,000	50,625
TEGNA, Inc.:
5.13%, 10/15/2019	50,000	51,313
5.13%, 7/15/2020	50,000	51,937
Thomson Reuters Corp. 4.30%, 11/23/2023	25,000	26,154
Time Warner Cable LLC:
4.00%, 9/1/2021	75,000	77,020
6.75%, 7/1/2018	75,000	80,071
6.75%, 6/15/2039	25,000	29,065
Time Warner, Inc.:
4.65%, 6/1/2044	25,000	23,904
4.88%, 3/15/2020	50,000	53,373
6.25%, 3/29/2041	25,000	29,170
7.63%, 4/15/2031	50,000	67,810
Viacom, Inc.:
3.45%, 10/4/2026	25,000	23,105
4.38%, 3/15/2043	20,000	15,931
5.25%, 4/1/2044	50,000	45,487
6.88%, 4/30/2036	25,000	27,261
Videotron, Ltd. 5.00%, 7/15/2022	50,000	51,063
Western Digital Corp. 10.50%, 4/1/2024 (a)	150,000	177,000

		2,687,365

MINING — 3.7%
Alcoa, Inc.:
5.87%, 2/23/2022	75,000	80,250
5.95%, 2/1/2037	50,000	48,750
6.15%, 8/15/2020	25,000	27,125
6.75%, 7/15/2018	50,000	53,094
6.75%, 1/15/2028	50,000	53,600
Anglo American Capital PLC:
4.13%, 9/27/2022 (a)	25,000	25,188
9.38%, 4/8/2019 (a)	100,000	114,250
Barrick North America Finance LLC 5.75%, 5/1/2043	50,000	52,557
BHP Billiton Finance USA, Ltd. VRN, 5 year USD Swap + 4.97%, 6.25%, 10/19/2075 (a) (b) (d)	50,000	54,135
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)	30,000	30,450
FMG Resources August 2006 Pty, Ltd. 9.75%, 3/1/2022 (a)	100,000	116,125
Freeport-McMoRan, Inc.:
2.38%, 3/15/2018	100,000	99,500
3.10%, 3/15/2020	100,000	97,500

3.55%, 3/1/2022	50,000	46,500
5.45%, 3/15/2043	25,000	20,575
6.50%, 11/15/2020 (a)	34,000	34,935
6.88%, 2/15/2023 (a)	50,000	52,500
Glencore Finance Canada, Ltd. 4.95%, 11/15/2021 (a)	75,000	80,250
Glencore Funding LLC 4.13%, 5/30/2023 (a)	25,000	25,159
Goldcorp, Inc. 3.63%, 6/9/2021	50,000	50,795
Kinross Gold Corp. 5.13%, 9/1/2021	25,000	25,375
Newmont Mining Corp.:
3.50%, 3/15/2022	25,000	25,409
4.88%, 3/15/2042	25,000	23,456
6.25%, 10/1/2039	25,000	27,504
Teck Resources, Ltd.:
8.00%, 6/1/2021 (a)	25,000	27,437
8.50%, 6/1/2024 (a) (b)	50,000	57,375

		1,349,794

MISCELLANEOUS MANUFACTURER — 0.3%
Amsted Industries, Inc. 5.38%, 9/15/2024 (a)	50,000	49,125
Pentair Finance SA 3.15%, 9/15/2022	50,000	48,967

		98,092

OFFICE & BUSINESS EQUIPMENT — 0.2%
Xerox Corp.:
4.50%, 5/15/2021	50,000	51,986
6.35%, 5/15/2018	25,000	26,357

		78,343

OIL & GAS — 7.0%
Anadarko Petroleum Corp.:
4.85%, 3/15/2021	50,000	53,612
5.55%, 3/15/2026 (b)	50,000	55,963
Antero Resources Corp. 5.38%, 11/1/2021	100,000	102,250
Apache Corp. 3.25%, 4/15/2022	75,000	76,178
Canadian Natural Resources, Ltd. 6.25%, 3/15/2038	50,000	56,883
Cenovus Energy, Inc.:
3.00%, 8/15/2022	25,000	24,143
4.45%, 9/15/2042	25,000	21,750
5.70%, 10/15/2019	50,000	53,469
6.75%, 11/15/2039	50,000	55,437
Chesapeake Energy Corp. 8.00%, 1/15/2025 (a)	25,000	25,500
Cimarex Energy Co. 4.38%, 6/1/2024	25,000	25,999
Concho Resources, Inc. 5.50%, 4/1/2023	100,000	103,130
ConocoPhillips Co. 5.75%, 2/1/2019	50,000	53,718
Continental Resources, Inc.:
4.50%, 4/15/2023	50,000	49,000
5.00%, 9/15/2022	50,000	50,375

See accompanying notes to financial statements.

328

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Devon Energy Corp. 3.25%, 5/15/2022	$50,000	$49,683
Encana Corp.:
6.50%, 5/15/2019	50,000	53,812
6.50%, 8/15/2034	25,000	26,928
6.50%, 2/1/2038	25,000	27,019
Ensco PLC 5.20%, 3/15/2025	100,000	86,875
EQT Corp. 6.50%, 4/1/2018	25,000	26,321
Hess Corp.:
4.30%, 4/1/2027	50,000	49,771
5.80%, 4/1/2047	50,000	51,891
7.13%, 3/15/2033	25,000	28,524
Hilcorp Energy I L.P./Hilcorp Finance Co. 5.00%, 12/1/2024 (a)	50,000	49,625
HollyFrontier Corp. 5.88%, 4/1/2026	100,000	102,191
Husky Energy, Inc. 3.95%, 4/15/2022	50,000	51,941
Marathon Petroleum Corp.:
5.13%, 3/1/2021	25,000	27,292
6.50%, 3/1/2041	25,000	26,740
Murphy Oil Corp. 3.50%, 12/1/2017	25,000	25,125
Murphy Oil USA, Inc. 6.00%, 8/15/2023	25,000	26,063
Nabors Industries, Inc.:
4.63%, 9/15/2021	50,000	50,826
5.50%, 1/15/2023 (a)	25,000	26,031
6.15%, 2/15/2018	50,000	51,875
Newfield Exploration Co. 5.63%, 7/1/2024	100,000	104,250
Noble Energy, Inc.:
4.15%, 12/15/2021	25,000	26,017
6.00%, 3/1/2041	25,000	27,758
Noble Holding International, Ltd.:
3.95%, 3/15/2022	25,000	23,125
7.20%, 4/1/2025 (b)	100,000	93,750
PBF Holding Co. LLC/PBF Finance Corp.:
7.00%, 11/15/2023 (a)	60,000	59,550
8.25%, 2/15/2020 (b)	25,000	25,563
Phillips 66:
4.30%, 4/1/2022	25,000	26,843
4.88%, 11/15/2044	25,000	26,402
Pioneer Natural Resources Co. 6.65%, 3/15/2017	25,000	25,255
Pride International, Inc. 6.88%, 8/15/2020 (b)	25,000	26,688
QEP Resources, Inc. 5.25%, 5/1/2023	25,000	25,063
Range Resources Corp. 5.00%, 8/15/2022 (a)	100,000	99,875
Rowan Cos., Inc.:
4.88%, 6/1/2022	25,000	23,625
5.85%, 1/15/2044	25,000	19,375
Southwestern Energy Co. 5.80%, 1/23/2020	50,000	51,594

Suncor Energy, Inc. 6.10%, 6/1/2018	25,000	26,468
Sunoco L.P./Sunoco Finance Corp. 6.25%, 4/15/2021	16,000	16,280
Tesoro Corp. 5.13%, 4/1/2024	50,000	51,125
Transocean, Inc. 9.00%, 7/15/2023 (a)	50,000	51,250
Valero Energy Corp. 6.63%, 6/15/2037	50,000	58,518

		2,534,314

PACKAGING & CONTAINERS — 1.0%
Ball Corp.:
4.38%, 12/15/2020	60,000	62,700
5.00%, 3/15/2022	25,000	26,187
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023	50,000	51,000
Graphic Packaging International, Inc. 4.88%, 11/15/2022	50,000	51,187
Packaging Corp. of America 4.50%, 11/1/2023	25,000	26,481
Sealed Air Corp. 6.50%, 12/1/2020 (a)	66,000	73,879
Silgan Holdings, Inc. 5.50%, 2/1/2022	25,000	25,938
WestRock RKT Co. 4.90%, 3/1/2022	50,000	54,277

		371,649

PHARMACEUTICALS — 1.4%
AbbVie, Inc. 4.70%, 5/14/2045	25,000	24,528
Actavis Funding SCS:
3.80%, 3/15/2025	100,000	100,118
4.55%, 3/15/2035	50,000	49,489
Actavis, Inc. 3.25%, 10/1/2022	50,000	49,796
Baxalta, Inc. 2.00%, 6/22/2018	50,000	50,003
Cardinal Health, Inc. 1.70%, 3/15/2018	25,000	24,975
Express Scripts Holding Co. 4.50%, 2/25/2026	50,000	51,474
Forest Laboratories LLC 4.38%, 2/1/2019 (a)	50,000	51,957
McKesson Corp. 4.75%, 3/1/2021	25,000	26,805
Mylan, Inc. 2.60%, 6/24/2018	25,000	25,145
Zoetis, Inc. 4.50%, 11/13/2025	50,000	53,007

		507,297

PIPELINES — 7.5%
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	25,000	23,800
5.95%, 6/1/2026	50,000	54,312

See accompanying notes to financial statements.

329

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Buckeye Partners L.P.:
2.65%, 11/15/2018	$25,000	$25,164
3.95%, 12/1/2026	35,000	34,062
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025 (a)	95,000	96,929
DCP Midstream LLC 5.35%, 3/15/2020 (a)	25,000	26,000
DCP Midstream Operating L.P.:
2.70%, 4/1/2019	25,000	24,688
4.95%, 4/1/2022	75,000	76,875
El Paso Natural Gas Co. LLC 5.95%, 4/15/2017	25,000	25,281
Enable Midstream Partners L.P. 2.40%, 5/15/2019	25,000	24,545
Energy Transfer Equity L.P.:
5.88%, 1/15/2024	50,000	51,594
7.50%, 10/15/2020	50,000	55,750
Energy Transfer Partners L.P.:
4.15%, 10/1/2020	50,000	51,777
6.50%, 2/1/2042	50,000	54,018
6.63%, 10/15/2036	1,000	1,084
Enterprise Products Operating LLC:
3.35%, 3/15/2023	100,000	101,236
4.85%, 3/15/2044	50,000	50,480
EQT Midstream Partners L.P. 4.13%, 12/1/2026	65,000	63,359
Kinder Morgan Energy Partners L.P.:
5.00%, 3/1/2043	25,000	24,107
6.50%, 9/1/2039	50,000	54,897
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)	50,000	52,060
Kinder Morgan, Inc.:
3.05%, 12/1/2019	25,000	25,359
Series GMTN, 7.75%, 1/15/2032	50,000	61,273
Magellan Midstream Partners L.P. 5.00%, 3/1/2026	50,000	54,828
MPLX L.P. 5.50%, 2/15/2023	75,000	78,027
NuStar Logistics L.P. 4.80%, 9/1/2020	50,000	50,625
ONEOK Partners L.P.:
2.00%, 10/1/2017	25,000	25,069
3.38%, 10/1/2022	25,000	25,104
ONEOK, Inc. 7.50%, 9/1/2023	50,000	57,000
Phillips 66 Partners L.P. 4.90%, 10/1/2046	25,000	24,007
Plains All American Pipeline L.P./PAA Finance Corp.:
3.65%, 6/1/2022	25,000	25,138
4.50%, 12/15/2026	50,000	50,722
5.15%, 6/1/2042	25,000	23,180
6.50%, 5/1/2018	21,000	22,192
Regency Energy Partners L.P./Regency Energy Finance Corp. 5.50%, 4/15/2023	50,000	51,625
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (a)	50,000	52,625
6.85%, 7/15/2018 (a)	50,000	52,531

Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021	100,000	107,000
5.63%, 4/15/2023	50,000	53,125
5.63%, 3/1/2025	50,000	53,500
5.88%, 6/30/2026 (a)	100,000	107,810
Spectra Energy Capital LLC 3.30%, 3/15/2023	50,000	48,336
Spectra Energy Partners L.P. 3.38%, 10/15/2026	40,000	38,259
Sunoco Logistics Partners Operations L.P. 5.95%, 12/1/2025	25,000	27,852
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
5.25%, 5/1/2023	50,000	50,500
6.38%, 8/1/2022	50,000	51,750
Tennessee Gas Pipeline Co. LLC 7.00%, 3/15/2027	50,000	58,194
Tesoro Logistics L.P./Tesoro Logistics Finance Corp. 5.88%, 10/1/2020	50,000	51,375
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/2026 (a)	100,000	126,097
Valero Energy Partners L.P. 4.38%, 12/15/2026	45,000	45,403
Western Gas Partners L.P.:
4.00%, 7/1/2022	50,000	50,816
4.65%, 7/1/2026	25,000	25,885
Williams Cos., Inc.:
4.55%, 6/24/2024	50,000	49,875
7.88%, 9/1/2021	50,000	57,250
Williams Partners L.P.:
4.90%, 1/15/2045	25,000	23,105
5.25%, 3/15/2020	25,000	26,710

		2,704,165

REAL ESTATE — 0.3%
CBRE Services, Inc. 5.00%, 3/15/2023	50,000	51,765
Prologis L.P. 2.75%, 2/15/2019	50,000	50,724

		102,489

REAL ESTATE INVESTMENT TRUSTS — 3.4%
Alexandria Real Estate Equities, Inc. 3.90%, 6/15/2023	25,000	25,380
American Tower Corp.:
3.13%, 1/15/2027	100,000	92,266
4.40%, 2/15/2026	50,000	51,093
Boston Properties L.P. 3.85%, 2/1/2023	50,000	51,303
Brixmor Operating Partnership L.P. 4.13%, 6/15/2026	10,000	9,970
CBL & Associates L.P. 5.95%, 12/15/2026	40,000	40,264
Communications Sales & Leasing, Inc./CSL Capital LLC 6.00%, 4/15/2023 (a)	13,000	13,390
Crown Castle International Corp.:
3.70%, 6/15/2026	35,000	34,354
4.88%, 4/15/2022	25,000	26,620

See accompanying notes to financial statements.

330

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Digital Realty Trust L.P. 5.25%, 3/15/2021	$25,000	$27,165
DuPont Fabros Technology L.P. 5.88%, 9/15/2021	25,000	26,156
EPR Properties 5.75%, 8/15/2022	50,000	53,832
Equinix, Inc.:
5.38%, 4/1/2023	50,000	51,995
5.88%, 1/15/2026	65,000	68,412
HCP, Inc.:
3.88%, 8/15/2024	50,000	49,975
4.00%, 6/1/2025	50,000	49,703
Host Hotels & Resorts L.P. Series F, 4.50%, 2/1/2026	50,000	50,641
Kimco Realty Corp. 3.20%, 5/1/2021	25,000	25,382
Omega Healthcare Investors, Inc. 4.38%, 8/1/2023	25,000	24,651
Realty Income Corp. 3.88%, 7/15/2024	25,000	25,528
Select Income REIT 4.50%, 2/1/2025	75,000	72,485
Starwood Property Trust, Inc. 5.00%, 12/15/2021 (a)	55,000	55,495
Ventas Realty L.P. / Ventas Capital Corp.:
2.70%, 4/1/2020	50,000	50,303
3.25%, 8/15/2022	25,000	25,236
VEREIT Operating Partnership L.P.:
3.00%, 2/6/2019	50,000	49,875
4.88%, 6/1/2026	38,000	38,441
Welltower, Inc.:
4.13%, 4/1/2019	50,000	51,911
4.25%, 4/1/2026	50,000	51,829
Weyerhaeuser Co. 7.38%, 10/1/2019	25,000	28,065

		1,221,720

RETAIL — 2.9%
AutoNation, Inc. 4.50%, 10/1/2025	20,000	20,234
AutoZone, Inc. 3.13%, 4/21/2026	25,000	24,058
Bed Bath & Beyond, Inc. 4.92%, 8/1/2034	25,000	25,013
CST Brands, Inc. 5.00%, 5/1/2023	25,000	25,812
CVS Health Corp.:
3.88%, 7/20/2025	50,000	51,580
5.00%, 12/1/2024	25,000	27,368
5.13%, 7/20/2045	50,000	55,722
Dollar General Corp. 4.13%, 7/15/2017	50,000	50,725
GameStop Corp. 5.50%, 10/1/2019 (a)	25,000	25,625
Gap, Inc. 5.95%, 4/12/2021 (b)	25,000	26,376
Group 1 Automotive, Inc. 5.00%, 6/1/2022	25,000	24,750

KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.25%, 6/1/2026 (a)	25,000	25,312
Kohl’s Corp. 4.75%, 12/15/2023	25,000	25,943
L Brands, Inc.:
6.75%, 7/1/2036	60,000	60,600
6.88%, 11/1/2035	95,000	96,841
Macy’s Retail Holdings, Inc. 3.88%, 1/15/2022	50,000	51,211
McDonald’s Corp.:
Series MTN, 2.20%, 5/26/2020	25,000	25,006
Series MTN, 3.70%, 1/30/2026	100,000	101,810
O’Reilly Automotive, Inc. 3.55%, 3/15/2026	50,000	49,673
PVH Corp. 4.50%, 12/15/2022	25,000	25,344
QVC, Inc.:
4.38%, 3/15/2023	75,000	74,438
4.45%, 2/15/2025	25,000	24,031
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025	25,000	26,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5.50%, 6/1/2024	25,000	25,313
7.38%, 8/1/2021	18,000	18,630
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/2024	25,000	25,444
4.65%, 6/1/2046	50,000	50,739

		1,063,598

SEMICONDUCTORS — 1.5%
KLA-Tencor Corp. 4.65%, 11/1/2024	50,000	52,931
Micron Technology, Inc. 5.25%, 8/1/2023 (a)	100,000	100,380
NVIDIA Corp. 3.20%, 9/16/2026	50,000	48,073
NXP B.V./NXP Funding LLC 4.63%, 6/1/2023 (a)	200,000	210,500
Qorvo, Inc. 7.00%, 12/1/2025	65,000	71,987
Sensata Technologies B.V. 4.88%, 10/15/2023 (a)	50,000	51,312

		535,183

SHIPBUILDING — 0.2%
Huntington Ingalls Industries, Inc. 5.00%, 11/15/2025 (a)	55,000	57,131

SOFTWARE — 1.2%
Activision Blizzard, Inc. 6.13%, 9/15/2023 (a)	50,000	54,791
Fidelity National Information Services, Inc.:
3.50%, 4/15/2023	25,000	25,318
5.00%, 3/15/2022	50,000	51,381
First Data Corp.:
5.00%, 1/15/2024 (a)	50,000	50,281
5.38%, 8/15/2023 (a)	50,000	51,875

See accompanying notes to financial statements.

331

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Fiserv, Inc. 3.50%, 10/1/2022	$25,000	$25,460
MSCI, Inc. 5.25%, 11/15/2024 (a)	50,000	52,375
Nuance Communications, Inc. 5.63%, 12/15/2026 (a)	40,000	39,332
Open Text Corp. 5.88%, 6/1/2026 (a)	73,000	76,833
PTC, Inc. 6.00%, 5/15/2024	15,000	15,834

		443,480

TELECOMMUNICATIONS — 11.3%
AT&T, Inc.:
2.38%, 11/27/2018	50,000	50,437
3.40%, 5/15/2025	150,000	144,573
3.80%, 3/15/2022	50,000	51,257
3.90%, 3/11/2024	100,000	101,115
4.75%, 5/15/2046	100,000	94,742
5.55%, 8/15/2041	50,000	52,057
6.00%, 8/15/2040	50,000	54,955
British Telecommunications PLC 9.13%, 12/15/2030	50,000	76,284
CenturyLink, Inc.:
Series T, 5.80%, 3/15/2022	50,000	50,940
Series U, 7.65%, 3/15/2042	100,000	87,500
Series V, 5.63%, 4/1/2020	100,000	105,750
CommScope, Inc. 4.38%, 6/15/2020 (a)	25,000	25,656
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	75,000	110,259
Embarq Corp. 8.00%, 6/1/2036	50,000	47,000
Frontier Communications Corp.:
6.88%, 1/15/2025	50,000	42,375
7.63%, 4/15/2024	50,000	44,750
8.50%, 4/15/2020	125,000	131,413
8.88%, 9/15/2020	50,000	53,250
10.50%, 9/15/2022	100,000	105,500
11.00%, 9/15/2025	100,000	103,630
Hughes Satellite Systems Corp. 5.25%, 8/1/2026 (a)	50,000	49,063
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	50,000	48,750
Koninklijke KPN NV 10 year USD Swap + 5.33%, 7.00%, 3/28/2073 (a) (d)	50,000	53,625
Level 3 Financing, Inc.:
5.25%, 3/15/2026 (a)	50,000	49,375
5.38%, 8/15/2022	100,000	103,000
Motorola Solutions, Inc. 4.00%, 9/1/2024	50,000	50,058
Nokia Oyj 5.38%, 5/15/2019	50,000	52,781
Orange SA 9.00%, 3/1/2031	50,000	75,176
Qwest Corp. 6.50%, 6/1/2017	50,000	50,910

Rogers Communications, Inc. 6.80%, 8/15/2018	50,000	53,912
SoftBank Group Corp. 4.50%, 4/15/2020 (a)	100,000	102,500
Sprint Communications, Inc.:
7.00%, 3/1/2020 (a)	50,000	54,065
9.00%, 11/15/2018 (a)	100,000	110,125
T-Mobile USA, Inc.:
6.25%, 4/1/2021	100,000	103,875
6.50%, 1/15/2024	50,000	53,625
6.50%, 1/15/2026	135,000	145,975
6.63%, 11/15/2020	100,000	102,250
6.63%, 4/1/2023	75,000	79,313
6.84%, 4/28/2023	100,000	107,125
Telecom Italia Capital SA:
6.00%, 9/30/2034	50,000	46,250
7.20%, 7/18/2036	100,000	98,750
Telecom Italia SpA 5.30%, 5/30/2024 (a)	100,000	97,625
Telefonica Emisiones SAU:
5.13%, 4/27/2020	50,000	53,573
7.05%, 6/20/2036	50,000	58,035
Verizon Communications, Inc.:
2.63%, 2/21/2020	150,000	151,439
4.52%, 9/15/2048	50,000	47,946
4.67%, 3/15/2055	66,000	61,981
5.01%, 8/21/2054	50,000	49,738
5.05%, 3/15/2034	75,000	78,978
5.15%, 9/15/2023	150,000	165,861
6.55%, 9/15/2043	13,000	16,237
Vodafone Group PLC 2.95%, 2/19/2023	100,000	96,962
Wind Acquisition Finance SA 4.75%, 7/15/2020 (a)	100,000	100,750

		4,103,071

TOBACCO — 0.2%
Reynolds American, Inc. 4.45%, 6/12/2025	50,000	52,791

TOYS/GAMES/HOBBIES — 0.1%
Mattel, Inc. 2.35%, 5/6/2019	25,000	25,065

TRANSPORTATION — 1.2%
AP Moeller — Maersk A/S 3.75%, 9/22/2024 (a)	25,000	24,114
Canadian Pacific Railway Co.:
4.50%, 1/15/2022	25,000	26,859
4.80%, 9/15/2035	50,000	53,970
CSX Corp.:
4.40%, 3/1/2043	25,000	25,224
6.22%, 4/30/2040	25,000	31,159
FedEx Corp.:
3.90%, 2/1/2035	25,000	24,006
4.55%, 4/1/2046	25,000	25,193
4.90%, 1/15/2034	50,000	53,298
Norfolk Southern Corp. 4.80%, 8/15/2043	50,000	54,426

See accompanying notes to financial statements.

332

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Penske Truck Leasing Co. L.P./PTL Finance Corp. 2.88%, 7/17/2018 (a)	$75,000	$75,968
Ryder System, Inc. Series MTN, 2.45%, 9/3/2019	50,000	50,277

		444,494

TRUCKING & LEASING — 0.1%
GATX Corp. 2.50%, 7/30/2019	25,000	25,038

TOTAL CORPORATE BONDS & NOTES (Cost $34,894,695)		35,551,251

	Shares

SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (e) (f)	316,185	316,185
State Street Navigator Securities Lending Government Money Market Portfolio (f) (g)	157,415	157,415

TOTAL SHORT-TERM INVESTMENTS (Cost $473,600)		473,600

TOTAL INVESTMENTS — 99.5% (Cost $35,368,295)		36,024,851
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		184,518

NET ASSETS — 100.0%		$36,209,369

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 19.2% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of December 31, 2016. Maturity date shown is the final maturity.
(d)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2016.
(e)	The rate shown is the annualized seven-day yield at December 31, 2016.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$79,497	$—	$79,497
Aerospace & Defense	—	290,575	—	290,575
Agriculture	—	107,124	—	107,124
Apparel	—	85,420	—	85,420
Auto Manufacturers	—	828,354	—	828,354
Auto Parts & Equipment	—	416,828	—	416,828
Banks	—	2,238,682	—	2,238,682
Beverages	—	210,566	—	210,566
Biotechnology	—	323,828	—	323,828
Chemicals	—	773,120	—	773,120
Commercial Services	—	482,670	—	482,670
Construction Materials	—	401,694	—	401,694
Distribution & Wholesale	—	34,011	—	34,011
Diversified Financial Services	—	1,834,619	—	1,834,619
Electric	—	1,211,132	—	1,211,132
Electrical Components & Equipment	—	77,187	—	77,187
Electronics	—	229,756	—	229,756

See accompanying notes to financial statements.

333

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Engineering & Construction	$—	$50,013	$—	$50,013
Entertainment	—	371,290	—	371,290
Environmental Control	—	128,709	—	128,709
Food	—	757,631	—	757,631
Forest Products & Paper	—	79,689	—	79,689
Gas	—	371,896	—	371,896
Health Care Products	—	194,995	—	194,995
Health Care Services	—	1,625,497	—	1,625,497
Holding Companies-Divers	—	52,031	—	52,031
Home Builders	—	470,862	—	470,862
Home Furnishings	—	90,256	—	90,256
Household Products & Wares	—	157,349	—	157,349
Housewares	—	76,583	—	76,583
Insurance	—	784,085	—	784,085
Internet	—	246,689	—	246,689
Investment Company Security	—	50,129	—	50,129
Iron/Steel	—	353,565	—	353,565
IT Services	—	855,883	—	855,883
Leisure Time	—	53,437	—	53,437
Lodging	—	463,859	—	463,859
Machinery, Construction & Mining	—	27,109	—	27,109
Machinery-Diversified	—	259,552	—	259,552
Media	—	2,687,365	—	2,687,365
Mining	—	1,349,794	—	1,349,794
Miscellaneous Manufacturer	—	98,092	—	98,092
Office & Business Equipment	—	78,343	—	78,343
Oil & Gas	—	2,534,314	—	2,534,314
Packaging & Containers	—	371,649	—	371,649
Pharmaceuticals	—	507,297	—	507,297
Pipelines	—	2,704,165	—	2,704,165
Real Estate	—	102,489	—	102,489
Real Estate Investment Trusts	—	1,221,720	—	1,221,720
Retail	—	1,063,598	—	1,063,598
Semiconductors	—	535,183	—	535,183
Shipbuilding	—	57,131	—	57,131
Software	—	443,480	—	443,480
Telecommunications	—	4,103,071	—	4,103,071
Tobacco	—	52,791	—	52,791
Toys/Games/Hobbies	—	25,065	—	25,065
Transportation	—	444,494	—	444,494
Trucking & Leasing	—	25,038	—	25,038
Short-Term Investments	473,600	—	—	473,600

TOTAL INVESTMENTS	$473,600	$35,551,251	$—	$36,024,851

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	288,988	$288,988	1,690,784	1,979,772	—	$—	$286	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,527,795	1,211,610	316,185	316,185	91	—
State Street Navigator Securities Lending Government Money Market Portfolio*	603,893	603,893	1,155,978	1,602,456	157,415	157,415	1,106	—

TOTAL		$892,881				$473,600	$1,483	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

334

SPDR Dorsey Wright Fixed Income Allocation ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.3%
DOMESTIC EQUITY — 23.9%
SPDR Wells Fargo Preferred Stock ETF (a)	69,289	$2,906,673

DOMESTIC FIXED INCOME — 74.4%
SPDR Bloomberg Barclays Convertible Securities ETF (a)	66,486	3,035,086
SPDR Bloomberg Barclays High Yield Bond ETF (a)	83,472	3,042,554
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF (a)	87,480	2,966,447

		9,044,087

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $12,232,532)		11,950,760

SHORT-TERM INVESTMENT — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (b) (c) (Cost $244,106)	244,106	244,106

TOTAL INVESTMENTS — 100.3% (Cost $12,476,638)		12,194,866
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(41,290)

NET ASSETS — 100.0%		$12,153,576

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at December 31, 2016.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$2,906,673	$—	$—	$2,906,673
Domestic Fixed Income	9,044,087	—	—	9,044,087
Short-Term Investment	244,106	—	—	244,106

TOTAL INVESTMENTS	$12,194,866	$—	$—	$12,194,866

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
SPDR Bloomberg Barclays Convertible Securities ETF	—	$—	145,283	78,797	66,486	$3,035,086	$105,717	$(28,584)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	141,064	3,925,811	151,396	292,460	—	—	—	(116,446)
SPDR Bloomberg Barclays High Yield Bond ETF	—	—	159,196	75,724	83,472	3,042,554	34,668	11,580
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	—	—	144,303	56,823	87,480	2,966,447	14,995	(7,776)
SPDR Bloomberg Barclays International Treasury Bond ETF	68,018	3,887,909	53,378	121,396	—	—	—	122,489
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	—	—	104,464	104,464	—	—	36,726	(381,641)
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	75,190	3,803,862	26,205	101,395	—	—	6,695	10,736
SPDR Wells Fargo Preferred Stock ETF	81,549	3,752,885	120,630	132,890	69,289	2,906,673	137,756	(147,250)
State Street Institutional Liquid Reserves Fund, Premier Class	58,622	58,622	185,855	244,477	—	—	63	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	402,206	158,100	244,106	244,106	47	—

TOTAL		$15,429,089				$12,194,866	$336,667	$(536,892)

See accompanying notes to financial statements.

335

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016 (Unaudited)

	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	SPDR Bloomberg Barclays TIPS ETF	SPDR Bloomberg Barclays 0-5 Year TIPS ETF
ASSETS
Investments in unaffiliated securities, at value (Note 2)	$1,570,357,973	$779,138,966	$4,898,616
Investments in affiliated issuers, at value (Notes 2 and 5)*	2,591,394	1,067,857	9,978

Total Investments	1,572,949,367	780,206,823	4,908,594
Cash	—	—	—
Receivable for investments sold	—	9,927,256	189,707
Receivable for fund shares sold	—	—	—
Interest receivable — unaffiliated issuers (Note 2)	—	2,705,709	15,117
Dividends receivable — affiliated issuers (Notes 2 and 5)	417	145	3
Securities lending income receivable — affiliated issuers	6,784	—	—
Receivable for foreign taxes recoverable	—	—	—

TOTAL ASSETS	1,572,956,568	792,839,933	5,113,421

LIABILITIES
Payable upon return of securities loaned	—	—	—
Payable for investments purchased	—	9,827,796	189,695
Payable for fund shares repurchased	—	—	—
Advisory fee payable (Note 5)	181,677	98,457	525
Accrued Trustees’ fees and expenses (Note 6)	6,002	—	—
Distribution payable	321,885	1,045,408	4,460

TOTAL LIABILITIES	509,564	10,971,661	194,680

NET ASSETS	$1,572,447,004	$781,868,272	$4,918,741

NET ASSETS CONSIST OF:
Paid-In Capital (Note 8)	$1,572,394,292	$792,335,481	$4,956,910
Undistributed (distribution in excess of) net investment income (loss)	12,773	57,067	(880)
Accumulated net realized gain (loss) on investments, foreign currency transactions, and forward foreign currency exchange contracts	69,407	(10,489,981)	(41,347)
Net unrealized appreciation (depreciation) on:
Investments	(29,468)	(34,295)	4,058

NET ASSETS	$1,572,447,004	$781,868,272	$4,918,741

NET ASSET VALUE PER SHARE
Net asset value per share	$45.71	$56.25	$19.67

Shares outstanding (unlimited amount authorized, $0.01 par value)	34,400,461	13,900,225	250,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,570,387,441	$779,173,261	$4,894,558
Investments in affiliated issuers	2,591,394	1,067,857	9,978

Total cost of investments	$1,572,978,835	$780,241,118	$4,904,536

* Includes investments in securities on loan, at value	$—	$—	$—

See accompanying notes to financial statements.

336

SPDR Bloomberg Barclays 1-10 Year TIPS ETF	SPDR Bloomberg Barclays Short Term Treasury ETF	SPDR Bloomberg Barclays Intermediate Term Treasury ETF	SPDR Bloomberg Barclays Long Term Treasury ETF	SPDR Bloomberg Barclays Short Term Corporate Bond ETF	SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	SPDR Bloomberg Barclays Long Term Corporate Bond ETF

$58,313,430	$140,593,940	$510,464,069	$342,462,467	$3,488,610,170	$1,696,007,540	$192,673,861
69,593	3,863,498	15,160,130	5,644,777	23,011,592	7,057,800	684,214

58,383,023	144,457,438	525,624,199	348,107,244	3,511,621,762	1,703,065,340	193,358,075
—	—	—	—	14,500	26,695	—
891,523	1,053,806	—	2,343,800	80,409,451	13,881,492	104,947
—	—	5,958,019	13,788,764	12,188,419	—	—
158,022	645,400	2,428,179	2,900,267	29,734,831	15,599,628	2,433,008
8	58	400	117	7,054	675	144
—	856	2,732	1,604	3,342	7,502	429
—	—	—	—	22,996	661	—

59,432,576	146,157,558	534,013,529	367,141,796	3,634,002,355	1,732,581,993	195,896,603

—	2,080,746	6,615,303	4,878,981	7,017,213	4,598,908	114,178
885,400	2,686,766	13,645,320	15,769,277	101,952,818	204,556	—
—	—	—	—	—	10,123,172	—
7,421	12,208	41,224	31,553	351,303	174,653	19,739
—	—	189	—	3,299	—	631
62,439	114,473	532,867	707,669	4,867,375	3,794,295	710,113

955,260	4,894,193	20,834,903	21,387,480	114,192,008	18,895,584	844,661

$58,477,316	$141,263,365	$513,178,626	$345,754,316	$3,519,810,347	$1,713,686,409	$195,051,942

$59,245,400	$143,040,410	$521,360,614	$394,824,103	$3,546,832,383	$1,728,207,354	$204,410,600
4,611	(49,929)	(289,746)	(671,953)	(1,588,404)	(2,128,393)	(381,049)
(190,223)	(28,617)	(9,318)	(6,925,159)	(13,074,728)	(4,004,563)	(3,994,198)

(582,472)	(1,698,499)	(7,882,924)	(41,472,675)	(12,358,904)	(8,387,989)	(4,983,411)

$58,477,316	$141,263,365	$513,178,626	$345,754,316	$3,519,810,347	$1,713,686,409	$195,051,942

$19.49	$30.06	$59.67	$69.15	$30.47	$33.87	$39.81

3,000,000	4,700,000	8,600,168	5,000,000	115,500,000	50,600,072	4,900,000

$58,895,902	$142,292,439	$518,346,993	$383,935,142	$3,500,969,074	$1,704,395,529	$197,657,272
69,593	3,863,498	15,160,130	5,644,777	23,011,592	7,057,800	684,214

$58,965,495	$146,155,937	$533,507,123	$389,579,919	$3,523,980,666	$1,711,453,329	$198,341,486

$—	$2,042,482	$6,493,688	$4,781,853	$6,878,738	$31,766,673	$2,754,226

337

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

December 31, 2016 (Unaudited)

	SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF	SPDR Bloomberg Barclays Convertible Securities ETF	SPDR Bloomberg Barclays Mortgage Backed Bond ETF
ASSETS
Investments in unaffiliated securities, at value (Note 2)	$31,020,141	$3,056,336,558	$315,291,063
Investments in affiliated issuers, at value (Notes 2 and 5)*	601,351	138,724,069	28,591,003

Total Investments	31,621,492	3,195,060,627	343,882,066
Foreign currency, at value	—	—	—
Cash	109	—	—
Receivable for investments sold	102,802	20,661,209	5,514,262
Receivable for fund shares sold	—	18,299,196	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—
Interest receivable — unaffiliated issuers (Note 2)	309,010	8,068,142	873,826
Dividends receivable — unaffiliated issuers (Note 2 and 5)	—	3,911,137	—
Dividends receivable — affiliated issuers (Notes 2 and 5)	86	8,843	11,057
Securities lending income receivable — affiliated issuers	492	121,134	—
Receivable from Advisor (Note 5)	—	—	—
Receivable for foreign taxes recoverable	487	3,452	—

TOTAL ASSETS	32,034,478	3,246,133,740	350,281,211

LIABILITIES
Due to custodian (Note 3)	—	—	—
Payable upon return of securities loaned	401,508	73,936,791	—
Payable for investments purchased	—	23,524,900	31,271,460
Payable for fund shares repurchased	—	—	—
Deferred foreign taxes payable	—	—	—
Advisory fee payable (Note 5)	4,267	1,037,845	72,466
Accrued Trustees’ fees and expenses (Note 6)	—	5,537	—
Distribution payable	81,950	31,155,001	810,833

TOTAL LIABILITIES	487,725	129,660,074	32,154,759

NET ASSETS	$31,546,753	$3,116,473,666	$318,126,452

NET ASSETS CONSIST OF:
Paid-In Capital (Note 8)	$32,094,537	$3,202,414,371	$327,488,392
Undistributed (distribution in excess of) net investment income (loss)	(47,649)	(38,812,777)	(1,894,302)
Accumulated net realized gain (loss) on investments, foreign currency transactions, and forward foreign currency exchange contracts	(347,846)	(141,688,246)	(3,626,400)
Net unrealized appreciation (depreciation) on:
Investments**	(152,289)	94,560,318	(3,841,238)
Foreign currency transactions	—	—	—

NET ASSETS	$31,546,753	$3,116,473,666	$318,126,452

NET ASSET VALUE PER SHARE
Net asset value per share	$31.55	$45.50	$26.29

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,000,000	68,500,000	12,100,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$31,172,430	$2,961,776,240	$319,132,301
Investments in affiliated issuers	601,351	138,724,069	28,591,003

Total cost of investments	$31,773,781	$3,100,500,309	$347,723,304

Foreign currency, at cost	$—	$—	$—

* Includes investments in securities on loan, at value	$1,024,330	$74,709,894	$—

** Includes deferred foreign taxes	$—	$—	$—

See accompanying notes to financial statements.

338

SPDR Bloomberg Barclays Aggregate Bond ETF	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	SPDR Nuveen S&P High Yield Municipal Bond ETF	SPDR Citi International Government Inflation-Protected Bond ETF	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	SPDR Bloomberg Barclays International Treasury Bond ETF

$1,212,110,885	$2,062,663,872	$3,283,247,007	$503,346,368	$496,686,068	$169,163,992	$1,438,465,244
28,803,881	2,793,635	23,950,094	21,008,418	145,158	2,200,690	12,638,931

1,240,914,766	2,065,457,507	3,307,197,101	524,354,786	496,831,226	171,364,682	1,451,104,175
—	—	—	—	2,146,426	2,545,256	4,262,501
—	—	—	—	—	—	—
18,663,976	—	—	—	17,781,486	4,891,439	18,752,313
—	—	52,674,985	39,089,497	—	—	—
—	—	—	—	—	5,021	28,485
7,403,962	24,543,742	41,654,011	6,629,005	2,726,730	1,510,507	24,543,742
—	—	—	—	1,335	306	5,176
4,371	3,080	7,924	3,391	265	560	3,326
3,078	—	—	—	—	—	—
—	124,837	—	20,877	—	—	—
140	—	—	—	—	103,618	677,500

1,266,990,293	2,090,129,167	3,401,534,021	570,097,556	519,487,488	180,421,389	1,486,787,694

—	—	—	—	1,852,238	85,401	484,486
5,494,773	—	—	—	—	—	—
39,682,654	5,796,250	27,843,291	31,132,781	974,110	7,153,688	21,389,120
—	—	—	—	10,477,554	—	—
—	—	—	—	1,927	—	26,953
136,294	524,642	546,310	202,673	220,337	51,582	625,914
—	—	1,284	—	—	—	—
2,671,657	7,504,440	4,110,588	1,553,864	6,386,284	227,044	—

47,985,378	13,825,332	32,500,189	32,889,318	19,913,734	7,517,715	22,526,473

$1,219,004,915	$2,076,303,835	$3,369,033,832	$537,208,238	$499,573,754	$172,903,674	$1,464,261,221

$1,230,988,637	$2,091,119,635	$3,414,345,894	$551,278,203	$558,058,999	$187,881,691	$1,646,350,393
(4,745,606)	(2,454,768)	(1,783,484)	12,195	(37,425,957)	(6,906,784)	(16,269,422)
(2,326,269)	8,344,726	(240,119)	(4,402,385)	(12,799,638)	185,118	(24,430,232)

(4,911,847)	(20,705,758)	(43,288,459)	(9,679,775)	(8,196,646)	(8,232,957)	(140,992,062)
—	—	—	—	(63,004)	(23,394)	(397,456)

$1,219,004,915	$2,076,303,835	$3,369,033,832	$537,208,238	$499,573,754	$172,903,674	$1,464,261,221

$56.96	$47.46	$47.89	$55.96	$52.58	$29.31	$25.96

21,400,132	43,751,036	70,351,082	9,600,000	9,500,483	5,900,000	56,400,038

$1,217,022,732	$2,083,369,630	$3,326,535,466	$513,026,143	$504,882,714	$177,396,949	$1,579,430,353
28,803,881	2,793,635	23,950,094	21,008,418	145,158	2,200,690	12,638,931

$1,245,826,613	$2,086,163,265	$3,350,485,560	$534,034,561	$505,027,872	$179,597,639	$1,592,069,284

$—	$—	$—	$—	$2,145,969	$2,541,714	$4,245,790

$13,804,304	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$1,927	$—	$26,953

339

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

December 31, 2016 (Unaudited)

	SPDR Bloomberg Barclays International Corporate Bond ETF	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	SPDR Bloomberg Barclays High Yield Bond ETF
ASSETS
Investments in unaffiliated securities, at value (Note 2)	$130,370,126	$114,849,634	$11,819,965,850
Investments in affiliated issuers, at value (Notes 2 and 5)*	15,950	122,343	288,772,160

Total Investments	130,386,076	114,971,977	12,108,738,010
Foreign currency, at value	87,384	1,211,784	—
Cash	—	—	3,565,599
Receivable for investments sold	5	1,493,451	4,588,983
Receivable for fund shares sold	3,077,133	500	54,559,458
Unrealized appreciation on forward foreign currency exchange contracts	1,893	—	—
Interest receivable — unaffiliated issuers (Note 2)	1,799,473	1,720,460	194,893,586
Dividends receivable — unaffiliated issuers (Note 2 and 5)	—	1,023	—
Dividends receivable — affiliated issuers (Notes 2 and 5)	2	74	23,995
Securities lending income receivable — affiliated issuers	—	—	401,196
Receivable from Advisor (Note 5)	—	641	—
Receivable for foreign taxes recoverable	4,143	21,261	191,398

TOTAL ASSETS	135,356,109	119,421,171	12,366,962,225

LIABILITIES
Due to custodian (Note 3)	—	500	—
Payable upon return of securities loaned	—	—	245,150,575
Payable for investments purchased	2,937,236	2,342,060	17,678,626
Unrealized depreciation on forward foreign currency contracts	29,409	—	—
Deferred foreign taxes payable	—	41,753	—
Advisory fee payable (Note 5)	58,740	47,560	4,000,444
Accrued Trustees’ fees and expenses (Note 6)	100	—	—
Distribution payable	13,096	—	59,800,004

TOTAL LIABILITIES	3,038,581	2,431,873	326,629,649

NET ASSETS	$132,317,528	$116,989,298	$12,040,332,576

NET ASSETS CONSIST OF:
Paid-In Capital (Note 8)	$153,058,109	$134,889,626	$12,976,269,886
Undistributed (distribution in excess of) net investment income (loss)	(3,376,794)	(833,811)	(55,595,008)
Accumulated net realized gain (loss) on investments, foreign currency transactions, and forward foreign currency exchange contracts	(2,060,837)	(7,723,699)	(824,472,057)
Net unrealized appreciation (depreciation) on:
Investments**	(15,188,672)	(9,273,654)	(55,870,245)
Foreign currency transactions	(114,278)	(69,164)	—

NET ASSETS	$132,317,528	$116,989,298	$12,040,332,576

NET ASSET VALUE PER SHARE
Net asset value per share	$30.77	$26.59	$36.37

Shares outstanding (unlimited amount authorized, $0.01 par value)	4,300,000	4,400,000	331,023,812

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$145,558,798	$124,086,320	$11,875,836,095
Investments in affiliated issuers	15,950	122,343	288,772,160

Total cost of investments	$145,574,748	$124,208,663	$12,164,608,255

Foreign currency, at cost	$87,541	$1,233,644	$—

* Includes investments in securities on loan, at value	$—	$—	$1,008,767,460

** Includes deferred foreign taxes	$—	$41,753	$—

See accompanying notes to financial statements.

340

SPDR Bloomberg Barclays Short Term High Yield Bond ETF	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	SPDR Dorsey Wright Fixed Income Allocation ETF

$3,575,626,521	$722,321,569	$35,551,251	$—
270,479,561	18,481,883	473,600	12,194,866

3,846,106,082	740,803,452	36,024,851	12,194,866
—	—	—	—
4,260,780	21,463	109	—
—	—	—	—
—	9,165,704	—	16
—	—	—	—
59,534,920	1,375,702	480,886	—
—	—	—	—
34,229	4,871	53	57,414
162,375	1,540	177	—
—	—	3,119	24,817
—	2,701	1,488	—

3,910,098,386	751,375,433	36,510,683	12,277,113

—	—	—	—
145,046,124	2,035,308	157,415	—
22,974,710	9,035,501	—	—
—	—	—	—
—	—	—	—
1,230,087	91,004	12,254	7,178
7,737	—	—	—
18,250,302	816,197	131,645	116,359

187,508,960	11,978,010	301,314	123,537

$3,722,589,426	$739,397,423	$36,209,369	$12,153,576

$4,047,038,722	$738,532,041	$36,287,060	$13,142,980
(10,308,264)	(223,467)	(5,290)	(48,409)
(305,190,756)	(626,051)	(728,957)	(659,223)

(8,950,276)	1,714,900	656,556	(281,772)
—	—	—	—

$3,722,589,426	$739,397,423	$36,209,369	$12,153,576

$27.62	$30.55	$25.86	$24.31

134,800,000	24,200,000	1,400,000	500,000

$3,584,576,797	$720,606,669	$34,894,695	$—
270,479,561	18,481,883	473,600	12,476,638

$3,855,056,358	$739,088,552	$35,368,295	$12,476,638

$—	$—	$—	$—

$311,105,087	$6,504,296	$154,326	$—

$—	$—	$—	$—

341

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2016 (Unaudited)

	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	SPDR Bloomberg Barclays TIPS ETF	SPDR Bloomberg Barclays 0-5 Year TIPS ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers (Note 2)	$2,153,960	$8,218,533	$28,066
Dividend income — affiliated issuers (Notes 2 and 5)	4,096	1,632	22
Affiliated securities lending income — net (Notes 5 and 10)	51,305	148	—

TOTAL INVESTMENT INCOME (LOSS)	2,209,361	8,220,313	28,088

EXPENSES
Advisory Fee (Note 5)	1,125,702	566,219	2,442
Trustees’ fees and expenses (Note 6)	22,134	6,398	151
Miscellaneous expenses	3,219	878	5

TOTAL EXPENSES	1,151,055	573,495	2,598

Expenses waived/reimbursed by the Adviser (Note 5)	—	—	—

NET EXPENSES	1,151,055	573,495	2,598

NET INVESTMENT INCOME (LOSS)	1,058,306	7,646,818	25,490

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	52,141	307,290	9,389

Net realized gain (loss)	52,141	307,290	9,389

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(32,226)	(21,156,873)	(29,546)

Net change in unrealized appreciation/depreciation	(32,226)	(21,156,873)	(29,546)

NET REALIZED AND UNREALIZED GAIN (LOSS)	19,915	(20,849,583)	(20,157)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,078,221	$(13,202,765)	$5,333

See accompanying notes to financial statements.

342

SPDR Bloomberg Barclays 1-10 Year TIPS ETF	SPDR Bloomberg Barclays Short Term Treasury ETF	SPDR Bloomberg Barclays Intermediate Term Treasury ETF	SPDR Bloomberg Barclays Long Term Treasury ETF	SPDR Bloomberg Barclays Short Term Corporate Bond ETF	SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	SPDR Bloomberg Barclays Long Term Corporate Bond ETF

$466,657	$712,368	$2,989,319	$5,964,162	$33,830,520	$20,917,734	$3,817,407
89	721	2,856	2,697	31,671	5,054	582
—	3,231	6,592	5,885	29,068	55,481	2,894

466,746	716,320	2,998,767	5,972,744	33,891,259	20,978,269	3,820,883

40,483	69,678	234,303	255,146	2,299,532	930,379	108,847
464	1,098	4,253	4,855	39,305	12,655	1,750
28	96	632	477	13,678	4,392	597

40,975	70,872	239,188	260,478	2,352,515	947,426	111,194

—	—	—	—	(9,118)	—	—

40,975	70,872	239,188	260,478	2,343,397	947,426	111,194

425,771	645,448	2,759,579	5,712,266	31,547,862	20,030,843	3,709,689

(8,299)	8,093	498,321	(5,355,907)	4,458,130	4,124,736	(750,287)

(8,299)	8,093	498,321	(5,355,907)	4,458,130	4,124,736	(750,287)

(1,011,430)	(2,637,146)	(15,180,899)	(65,407,014)	(34,057,253)	(41,672,904)	(10,103,368)

(1,011,430)	(2,637,146)	(15,180,899)	(65,407,014)	(34,057,253)	(41,672,904)	(10,103,368)

(1,019,729)	(2,629,053)	(14,682,578)	(70,762,921)	(29,599,123)	(37,548,168)	(10,853,655)

$(593,958)	$(1,983,605)	$(11,922,999)	$(65,050,655)	$1,948,739	$(17,517,325)	$(7,143,966)

343

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended December 31, 2016 (Unaudited)

	SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF	SPDR Bloomberg Barclays Convertible Securities ETF	SPDR Bloomberg Barclays Mortgage Backed Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers (Note 2)	$433,364	$2,372,682	$4,230,100
Dividend income — unaffiliated issuers (Note 2)	—	34,207,720	—
Dividend income — affiliated issuers (Notes 2 and 5)	343	26,962	90,691
Affiliated securities lending income — net (Notes 5 and 10)	1,788	552,964	—
Foreign taxes withheld	—	(456,750)	—

TOTAL INVESTMENT INCOME (LOSS)	435,495	36,703,578	4,320,791

EXPENSES
Advisory Fee (Note 5)	22,043	5,525,898	290,262
Trustees’ fees and expenses (Note 6)	358	23,903	2,165
Miscellaneous expenses	87	8,961	3,389

TOTAL EXPENSES	22,488	5,558,762	295,816

Expenses waived/reimbursed by the Adviser (Note 5)	—	—	(29,200)

NET EXPENSES	22,488	5,558,762	266,616

NET INVESTMENT INCOME (LOSS)	413,007	31,144,816	4,054,175

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	116,805	13,019,786	(3,610,906)
Foreign currency transactions and forward foreign currency exchange contracts	—	—	—

Net realized gain (loss)	116,805	13,019,786	(3,610,906)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(878,266)	62,778,100	(6,988,896)
Foreign currency transactions and forward foreign currency exchange contracts	—	—	—

Net change in unrealized appreciation/depreciation	(878,266)	62,778,100	(6,988,896)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(761,461)	75,797,886	(10,599,802)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(348,454)	$106,942,702	$(6,545,627)

* Includes foreign capital gain taxes	$—	$—	$—

** Includes foreign deferred taxes	$—	$—	$—

See accompanying notes to financial statements.

344

SPDR Bloomberg Barclays Aggregate Bond ETF	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	SPDR Nuveen S&P High Yield Municipal Bond ETF	SPDR Citi International Government Inflation-Protected Bond ETF	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	SPDR Bloomberg Barclays International Treasury Bond ETF

$17,104,522	$22,141,551	$17,788,332	$10,828,547	$9,716,376	$418,628	$15,929,718
—	—	—	—	—	—	—
37,091	7,680	15,744	4,447	2,700	4,086	17,679
21,816	—	—	—	—	—	—
(185)	—	—	—	(81,479)	(28,015)	(111,714)

17,163,244	22,149,231	17,804,076	10,832,994	9,637,597	394,699	15,835,683

522,194	2,910,606	3,133,558	1,270,341	1,494,207	318,224	4,009,353
12,070	17,038	26,811	4,388	5,999	1,894	14,113
4,078	5,948	9,941	1,606	6,924	643	5,210

538,342	2,933,592	3,170,310	1,276,335	1,507,130	320,761	4,028,676

(333)	(693,496)	—	(130,648)	—	—	—

538,009	2,240,096	3,170,310	1,145,687	1,507,130	320,761	4,028,676

16,625,235	19,909,135	14,633,766	9,687,307	8,130,467	73,938	11,807,007

688,200	16,839,029	1,305,353	1,978,299	(3,639,713)	(18,976)	(12,535,253)

—	—	—	—	(1,067,833)	287,448	(1,536,675)

688,200	16,839,029	1,305,353	1,978,299	(4,707,546)	268,472	(14,071,928)

(49,537,215)	(128,047,802)	(73,498,702)	(33,495,434)	(24,249,748)	(12,778,011)	(143,604,782)

—	—	—	—	(112,314)	(113,999)	(683,639)

(49,537,215)	(128,047,802)	(73,498,702)	(33,495,434)	(24,362,062)	(12,892,010)	(144,288,421)

(48,849,015)	(111,208,773)	(72,193,349)	(31,517,135)	(29,069,608)	(12,623,538)	(158,360,349)

$(32,223,780)	$(91,299,638)	$(57,559,583)	$(21,829,828)	$(20,939,141)	$(12,549,600)	$(146,553,342)

$—	$—	$—	$—	$—	$—	$(57,176)

$—	$—	$—	$—	$(1,927)	$—	$(26,953)

345

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended December 31, 2016 (Unaudited)

	SPDR Bloomberg Barclays International Corporate Bond ETF	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	SPDR Bloomberg Barclays High Yield Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers (Note 2)	$1,414,233	$5,043,816	$383,095,376
Dividend income — affiliated issuers (Notes 2 and 5)	34	1,287	147,585
Affiliated securities lending income — net (Notes 5 and 10)	—	1,867	2,972,888
Foreign taxes withheld	(2,918)	(126,607)	—

TOTAL INVESTMENT INCOME (LOSS)	1,411,349	4,920,363	386,215,849

EXPENSES
Advisory Fee (Note 5)	377,121	454,833	23,916,436
Trustees’ fees and expenses (Note 6)	1,436	1,681	105,939
Miscellaneous expenses	531	799	38,756

TOTAL EXPENSES	379,088	457,313	24,061,131

Expenses waived/reimbursed by the Adviser (Note 5)	—	(641)	—

NET EXPENSES	379,088	456,672	24,061,131

NET INVESTMENT INCOME (LOSS)	1,032,261	4,463,691	362,154,718

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(3,497,500)	(6,001,892)	181,136,930
Investments — affiliated issuers	—	—	—
Foreign currency transactions and forward foreign currency exchange contracts	(382,782)	(399,764)	—
Swap contracts	—	—	70,794

Net realized gain (loss)	(3,880,282)	(6,401,656)	181,207,724

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(5,261,952)	(5,568,779)	225,800,905
Investments — affiliated issuers	—	—	—
Foreign currency transactions and forward foreign currency exchange contracts	(104,309)	(139,342)	—

Net change in unrealized appreciation/depreciation	(5,366,261)	(5,708,121)	225,800,905

NET REALIZED AND UNREALIZED GAIN (LOSS)	(9,246,543)	(12,109,777)	407,008,629

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(8,214,282)	$(7,646,086)	$769,163,347

* Includes foreign capital gain taxes	$—	$(4,785)	$—

** Includes foreign deferred taxes	$—	$(36,968)	$—

See accompanying notes to financial statements.

346

SPDR Bloomberg Barclays Short Term High Yield Bond ETF	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	SPDR Dorsey Wright Fixed Income Allocation ETF

$105,489,624	$4,302,963	$835,975	$—
168,054	24,278	377	336,667
827,447	10,414	1,086	—
—	(3,110)	—	—

106,485,125	4,334,545	837,438	336,667

6,696,614	491,679	73,869	55,315
29,483	5,334	445	251
10,924	1,923	122	1

6,737,021	498,936	74,436	55,567

—	—	(18,800)	(32,688)

6,737,021	498,936	55,636	22,879

99,748,104	3,835,609	781,802	313,788

14,632,718	51,232	90,899	—
—	—	—	(536,892)
—	—	—	—
—	—	—	—

14,632,718	51,232	90,899	(536,892)

100,056,078	1,931,891	(45,401)	—
—	—	—	(527,118)
—	—	—	—

100,056,078	1,931,891	(45,401)	(527,118)

114,688,796	1,983,123	45,498	(1,064,010)

$214,436,900	$5,818,732	$827,300	$(750,222)

$—	$—	$—	$—

$—	$—	$—	$—

347

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF		SPDR Bloomberg Barclays TIPS ETF
	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,058,306	$147,662	$7,646,818	$7,876,572
Net realized gain (loss)	52,141	105,354	307,290	496,724
Net change in unrealized appreciation/depreciation	(32,226)	35,865	(21,156,873)	20,350,162

Net increase (decrease) in net assets resulting from operations	1,078,221	288,881	(13,202,765)	28,723,458

Net equalization credits and charges (Note 2)	(3,055)	(1,836,763)	(22,643)	(196,277)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,045,533)	—	(11,378,709)	(2,758,229)
Net realized gains	—	—	—	—

Total distributions to shareholders	(1,045,533)	—	(11,378,709)	(2,758,229)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	478,059,207	4,071,158,240	137,799,078	84,117,427
Cost of shares redeemed	(788,909,883)	(3,591,370,539)	(22,691,950)	(72,402,025)
Net income equalization (Note 2)	3,055	1,836,763	22,643	196,277
Other capital (Note 8)	—	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	(310,847,621)	481,624,464	115,129,771	11,911,679

Net increase (decrease) in net assets during the period	(310,817,988)	480,076,582	90,525,654	37,680,631
Net assets at beginning of period	1,883,264,992	1,403,188,410	691,342,618	653,661,987

NET ASSETS AT END OF PERIOD	$1,572,447,004	$1,883,264,992	$781,868,272	$691,342,618

Undistributed (distribution in excess of) net investment income (loss)	$12,773	$—	$57,067	$3,788,958

SHARES OF BENEFICIAL INTEREST:
Shares sold	10,400,000	89,100,000	2,400,000	1,500,000
Shares redeemed	(17,200,000)	(78,600,000)	(400,000)	(1,300,000)

Net increase (decrease)	(6,800,000)	10,500,000	2,000,000	200,000

See accompanying notes to financial statements.

348

SPDR Bloomberg Barclays 0-5 Year TIPS ETF		SPDR Bloomberg Barclays 1-10 Year TIPS ETF		SPDR Bloomberg Barclays Short Term Treasury ETF
Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16

$25,490	$21,322	$425,771	$202,469	$645,448	$670,703
9,389	(9,321)	(8,299)	(59,209)	8,093	108,596
(29,546)	46,810	(1,011,430)	583,536	(2,637,146)	917,608

5,333	58,811	(593,958)	726,796	(1,983,605)	1,696,907

11,855	—	(3,467)	(58,176)	28,045	7,594

(24,533)	—	(582,980)	(12,233)	(745,723)	(642,597)
—	—	—	—	—	(300)

(24,533)	—	(582,980)	(12,233)	(745,723)	(642,897)

1,966,014	—	37,753,640	5,767,445	85,365,090	72,792,777
(991,025)	—	(1,966,738)	(1,907,047)	(33,342,193)	(36,302,525)
(11,855)	—	3,467	58,176	(28,045)	(7,594)
—	—	—	—	12,386	163

963,134	—	35,790,369	3,918,574	52,007,238	36,482,821

955,789	58,811	34,609,964	4,574,961	49,305,955	37,544,425
3,962,952	3,904,141	23,867,352	19,292,391	91,957,410	54,412,985

$4,918,741	$3,962,952	$58,477,316	$23,867,352	$141,263,365	$91,957,410

$(880)	$(1,837)	$4,611	$161,820	$(49,929)	$50,346

100,000	—	1,900,000	300,000	2,800,000	2,400,000
(50,000)	—	(100,000)	(100,000)	(1,100,000)	(1,200,000)

50,000	—	1,800,000	200,000	1,700,000	1,200,000

349

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Bloomberg Barclays Intermediate Term Treasury ETF		SPDR Bloomberg Barclays Long Term Treasury ETF
	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,759,579	$5,677,284	$5,712,266	$8,719,143
Net realized gain (loss)	498,321	7,010,717	(5,355,907)	7,344,238
Net change in unrealized appreciation/depreciation	(15,180,899)	7,297,032	(65,407,014)	40,396,731

Net increase (decrease) in net assets resulting from operations	(11,922,999)	19,985,033	(65,050,655)	56,460,112

Net equalization credits and charges (Note 2)	22,258	56,796	75,494	360,683

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,200,963)	(5,597,111)	(6,602,701)	(8,632,333)
Net realized gains	—	—	—	—

Total distributions to shareholders	(3,200,963)	(5,597,111)	(6,602,701)	(8,632,333)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	145,352,592	609,913,569	244,950,912	668,242,564
Cost of shares redeemed	(54,839,471)	(480,824,107)	(273,665,769)	(434,480,045)
Net income equalization (Note 2)	(22,258)	(56,796)	(75,494)	(360,683)
Other capital (Note 8)	269	592	780	778

Net increase (decrease) in net assets from beneficial interest transactions	90,491,132	129,033,258	(28,789,571)	233,402,614

Net increase (decrease) in net assets during the period	75,389,428	143,477,976	(100,367,433)	281,591,076
Net assets at beginning of period	437,789,198	294,311,222	446,121,749	164,530,673

NET ASSETS AT END OF PERIOD	$513,178,626	$437,789,198	$345,754,316	$446,121,749

Undistributed (distribution in excess of) net investment income (loss)	$(289,746)	$151,638	$(671,953)	$218,482

SHARES OF BENEFICIAL INTEREST:
Shares sold	2,400,000	10,100,000	3,100,000	9,100,000
Shares redeemed	(900,000)	(7,900,000)	(3,700,000)	(5,900,000)

Net increase (decrease)	1,500,000	2,200,000	(600,000)	3,200,000

See accompanying notes to financial statements.

350

SPDR Bloomberg Barclays Short Term Corporate Bond ETF		SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF		SPDR Bloomberg Barclays Long Term Corporate Bond ETF
Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16

$31,547,862	$66,086,631	$20,030,843	$27,735,877	$3,709,689	$8,353,419
4,458,130	(10,996,247)	4,124,736	(744,669)	(750,287)	(15,625,644)
(34,057,253)	35,661,997	(41,672,904)	34,561,350	(10,103,368)	26,549,255

1,948,739	90,752,381	(17,517,325)	61,552,558	(7,143,966)	19,277,030

(245,627)	(391,787)	495,058	617,768	55,954	(351,889)

(36,832,892)	(65,038,332)	(23,559,871)	(26,969,459)	(4,301,146)	(8,781,341)
—	—	—	(72,540)	—	—

(36,832,892)	(65,038,332)	(23,559,871)	(27,041,999)	(4,301,146)	(8,781,341)

339,950,518	1,161,266,851	665,319,319	785,187,684	71,269,377	27,216,705
(750,722,052)	(1,184,829,069)	(254,593,060)	(228,392,738)	(15,671,182)	(224,637,588)
245,627	391,787	(495,058)	(617,768)	(55,954)	351,889
68,462	369,395	75,803	74,710	2,507	44,170

(410,457,445)	(22,801,036)	410,307,004	556,251,888	55,544,748	(197,024,824)

(445,587,225)	2,521,226	369,724,866	591,380,215	44,155,590	(186,881,024)
3,965,397,572	3,962,876,346	1,343,961,543	752,581,328	150,896,352	337,777,376

$3,519,810,347	$3,965,397,572	$1,713,686,409	$1,343,961,543	$195,051,942	$150,896,352

$(1,588,404)	$3,696,626	$(2,128,393)	$1,400,635	$(381,049)	$210,408

11,100,000	38,100,000	19,300,000	23,200,000	1,700,000	700,000
(24,500,000)	(38,800,000)	(7,400,000)	(6,700,000)	(400,000)	(5,900,000)

(13,400,000)	(700,000)	11,900,000	16,500,000	1,300,000	(5,200,000)

351

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF		SPDR Bloomberg Barclays Convertible Securities ETF
	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$413,007	$791,062	$31,144,816	$46,541,023
Net realized gain (loss)	116,805	(477,187)	13,019,786	1,592,666
Net change in unrealized appreciation/depreciation	(878,266)	1,395,425	62,778,100	(97,085,955)

Net increase (decrease) in net assets resulting from operations	(348,454)	1,709,300	106,942,702	(48,952,266)

Net equalization credits and charges (Note 2)	9,939	3,033	407,295	19,597,650

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(487,742)	(792,945)	(91,218,361)	(133,280,742)
Net realized gains	—	—	—	(65,047,406)
Return of capital	—	—	—	—

Total distributions to shareholders	(487,742)	(792,945)	(91,218,361)	(198,328,148)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	6,323,389	9,363,846	1,029,357,783	383,955,896
Cost of shares redeemed	—	(9,442,074)	(127,377,288)	(984,559,202)
Net income equalization (Note 2)	(9,939)	(3,033)	(407,295)	(19,597,650)
Other capital (Note 8)	23	968	1,162,448	51,010

Net increase (decrease) in net assets from beneficial interest transactions	6,313,473	(80,293)	902,735,648	(620,149,946)

Net increase (decrease) in net assets during the period	5,487,216	839,095	918,867,284	(847,832,710)
Net assets at beginning of period	26,059,537	25,220,442	2,197,606,382	3,045,439,092

NET ASSETS AT END OF PERIOD	$31,546,753	$26,059,537	$3,116,473,666	$2,197,606,382

Undistributed (distribution in excess of) net investment income (loss)	$(47,649)	$27,086	$(38,812,777)	$21,260,768

SHARES OF BENEFICIAL INTEREST:
Shares sold	200,000	300,000	21,600,000	8,400,000
Shares redeemed	—	(300,000)	(3,300,000)	(22,400,000)

Net increase (decrease)	200,000	—	18,300,000	(14,000,000)

(a)	On March 15, 2016, the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF underwent a 1-for-2 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 13.

See accompanying notes to financial statements.

352

SPDR Bloomberg Barclays Mortgage Backed Bond ETF		SPDR Bloomberg Barclays Aggregate Bond ETF		SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16(a)

$4,054,175	$5,378,004	$16,625,235	$29,172,730	$19,909,135	$36,206,970
(3,610,906)	(1,110,345)	688,200	(1,981,041)	16,839,029	13,009,343
(6,988,896)	2,895,116	(49,537,215)	42,293,837	(128,047,802)	92,715,218

(6,545,627)	7,162,775	(32,223,780)	69,485,526	(91,299,638)	141,931,531

271,282	108,481	(146,472)	398,528	288,137	525,406

(4,910,640)	(5,016,852)	(19,429,337)	(28,814,874)	(23,606,228)	(35,885,462)
—	—	—	—	(3,820,953)	(1,516,227)
—	(303,166)	—	—	—	—

(4,910,640)	(5,320,018)	(19,429,337)	(28,814,874)	(27,427,181)	(37,401,689)

138,229,230	72,918,862	92,100,097	428,555,978	502,182,835	625,600,832
(34,317,797)	—	(198,851,711)	(80,912,679)	(257,686,246)	(83,987,756)
(271,282)	(108,481)	146,472	(398,528)	(288,137)	(525,406)
86,273	36,460	74,637	229,426	56,217	58,174

103,726,424	72,846,841	(106,530,505)	347,474,197	244,264,669	541,145,844

92,541,439	74,798,079	(158,330,094)	388,543,377	125,825,987	646,201,092
225,585,013	150,786,934	1,377,335,009	988,791,632	1,950,477,848	1,304,276,756

$318,126,452	$225,585,013	$1,219,004,915	$1,377,335,009	$2,076,303,835	$1,950,477,848

$(1,894,302)	$(1,037,837)	$(4,745,606)	$(1,941,504)	$(2,454,768)	$1,242,325

5,100,000	2,700,000	1,600,000	7,400,000	10,400,000	12,800,000
(1,300,000)	—	(3,400,000)	(1,400,000)	(5,200,000)	(1,700,000)

3,800,000	2,700,000	(1,800,000)	6,000,000	5,200,000	11,100,000

353

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF		SPDR Nuveen S&P High Yield Municipal Bond ETF
	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$14,633,766	$26,126,328	$9,687,307	$17,956,688
Net realized gain (loss)	1,305,353	4,147,572	1,978,299	4,052,406
Net change in unrealized appreciation/depreciation	(73,498,702)	27,932,714	(33,495,434)	21,473,288

Net increase (decrease) in net assets resulting from operations	(57,559,583)	58,206,614	(21,829,828)	43,482,382

Net equalization credits and charges (Note 2)	139,500	94,244	88,615	296,635

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(17,233,883)	(25,810,042)	(10,767,550)	(17,861,519)
Net realized gains	(1,566,431)	—	—	—

Total distributions to shareholders	(18,800,314)	(25,810,042)	(10,767,550)	(17,861,519)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	478,916,372	524,299,465	138,073,406	259,219,712
Cost of shares redeemed	—	(199,918,869)	(58,777,887)	(176,851,943)
Net income equalization (Note 2)	(139,500)	(94,244)	(88,615)	(296,635)
Other capital (Note 8)	180,498	132,607	167,045	95,358

Net increase (decrease) in net assets from beneficial interest transactions	478,957,370	324,418,959	79,373,949	82,166,492

Net increase (decrease) in net assets during the period	402,736,973	356,909,775	46,865,186	108,083,990
Net assets at beginning of period	2,966,296,859	2,609,387,084	490,343,052	382,259,062

NET ASSETS AT END OF PERIOD	$3,369,033,832	$2,966,296,859	$537,208,238	$490,343,052

Undistributed (distribution in excess of) net investment income (loss)	$(1,783,484)	$816,633	$12,195	$1,092,438

SHARES OF BENEFICIAL INTEREST:
Shares sold	9,900,000	10,750,000	2,400,000	4,500,000
Shares redeemed	—	(4,100,000)	(1,000,000)	(3,100,000)

Net increase (decrease)	9,900,000	6,650,000	1,400,000	1,400,000

(a)	On September 29, 2016, the SPDR Bloomberg Barclays International Treasury Bond ETF underwent a 2-for-1 share split. The historical capital share activity presented here has been retroactively adjusted to reflect this share split. See Note 13.

See accompanying notes to financial statements.

354

SPDR Citi International Government Inflation-Protected Bond ETF		SPDR Bloomberg Barclays Short Term International Treasury Bond ETF		SPDR Bloomberg Barclays International Treasury Bond ETF
Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)(a)	Year Ended 6/30/16

$8,130,467	$16,951,814	$73,938	$1,109,284	$11,807,007	$28,247,494
(4,707,546)	(64,413,635)	268,472	(11,147,557)	(14,071,928)	(41,634,798)
(24,362,062)	49,852,454	(12,892,010)	19,365,258	(144,288,421)	166,029,276

(20,939,141)	2,390,633	(12,549,600)	9,326,985	(146,553,342)	152,641,972

—	—	—	—	—	—

—	(519,577)	—	—	—	—
(6,386,284)	(6,052,756)	(227,044)	(103,427)	—	—

(6,386,284)	(6,572,333)	(227,044)	(103,427)	—	—

27,912,916	75,286,430	3,111,139	182,567,810	273,775,718	632,782,155
(118,893,246)	(224,596,021)	—	(209,010,932)	(338,988,689)	(559,893,663)
—	—	—	—	—	—
436,798	937,922	9,333	188,741	265,929	438,857

(90,543,532)	(148,371,669)	3,120,472	(26,254,381)	(64,947,042)	73,327,349

(117,868,957)	(152,553,369)	(9,656,172)	(17,030,823)	(211,500,384)	225,969,321
617,442,711	769,996,080	182,559,846	199,590,669	1,675,761,605	1,449,792,284

$499,573,754	$617,442,711	$172,903,674	$182,559,846	$1,464,261,221	$1,675,761,605

$(37,425,957)	$(45,556,424)	$(6,906,784)	$(6,980,722)	$(16,269,422)	$(28,076,429)

500,000	1,400,000	100,000	6,000,000	9,800,000	23,800,000
(2,200,000)	(4,300,000)	—	(6,700,000)	(12,000,000)	(20,800,000)

(1,700,000)	(2,900,000)	100,000	(700,000)	(2,200,000)	3,000,000

355

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Bloomberg Barclays International Corporate Bond ETF		SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,032,261	$2,812,424	$4,463,691	$4,734,605
Net realized gain (loss)	(3,880,282)	(13,017,136)	(6,401,656)	(13,203,220)
Net change in unrealized appreciation/depreciation	(5,366,261)	13,622,610	(5,708,121)	10,559,123

Net increase (decrease) in net assets resulting from operations	(8,214,282)	3,417,898	(7,646,086)	2,090,508

Net equalization credits and charges (Note 2)	—	—	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(8,751)	—	—
Net realized gains	(13,096)	—	—	—

Total distributions to shareholders	(13,096)	(8,751)	—	—

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	42,717,703	22,903,238	35,946,750	143,584,716
Cost of shares redeemed	(41,699,297)	(77,974,979)	(116,875,187)	(38,163,389)
Net income equalization (Note 2)	—	—	—	—
Other capital (Note 8)	18,613	15,464	291,917	273,533

Net increase (decrease) in net assets from beneficial interest transactions	1,037,019	(55,056,277)	(80,636,520)	105,694,860

Net increase (decrease) in net assets during the period	(7,190,359)	(51,647,130)	(88,282,606)	107,785,368
Net assets at beginning of period	139,507,887	191,155,017	205,271,904	97,486,536

NET ASSETS AT END OF PERIOD	$132,317,528	$139,507,887	$116,989,298	$205,271,904

Undistributed (distribution in excess of) net investment income (loss)	$(3,376,794)	$(4,409,055)	$(833,811)	$(5,297,502)

SHARES OF BENEFICIAL INTEREST:
Shares sold	1,300,000	700,000	1,300,000	5,300,000
Shares redeemed	(1,300,000)	(2,500,000)	(4,300,000)	(1,500,000)

Net increase (decrease)	—	(1,800,000)	(3,000,000)	3,800,000

See accompanying notes to financial statements.

356

SPDR Bloomberg Barclays High Yield Bond ETF		SPDR Bloomberg Barclays Short Term High Yield Bond ETF		SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16

$362,154,718	$675,633,635	$99,748,104	$178,497,707	$3,835,609	$3,543,296
181,207,724	(906,282,725)	14,632,718	(341,297,989)	51,232	(588,822)
225,800,905	192,486,455	100,056,078	50,360,636	1,931,891	(440,237)

769,163,347	(38,162,635)	214,436,900	(112,439,646)	5,818,732	2,514,237

434,006	9,053,087	1,475,620	(1,655,641)	74,777	25,348

(422,687,344)	(673,448,105)	(116,585,029)	(180,288,388)	(4,417,180)	(3,287,246)
—	—	—	—	—	—

(422,687,344)	(673,448,105)	(116,585,029)	(180,288,388)	(4,417,180)	(3,287,246)

6,262,315,127	19,832,445,042	1,173,283,271	2,572,115,582	183,274,944	179,413,686
(5,808,194,214)	(17,683,258,794)	(687,263,352)	(3,378,493,355)	(9,170,581)	(3,036,537)
(434,006)	(9,053,087)	(1,475,620)	1,655,641	(74,777)	(25,348)
1,454,247	3,579,931	190,591	414,278	37,609	313,900

455,141,154	2,143,713,092	484,734,890	(804,307,854)	174,067,195	176,665,701

802,051,163	1,441,155,439	584,062,381	1,098,691,529	175,543,524	175,918,040
11,238,281,413	9,797,125,974	3,138,527,045	4,237,218,574	563,853,899	387,935,859

$12,040,332,576	$11,238,281,413	$3,722,589,426	$3,138,527,045	$739,397,423	$563,853,899

$(55,595,008)	$4,937,618	$(10,308,264)	$6,528,661	$(223,467)	$358,104

173,500,000	561,500,000	42,900,000	96,200,000	6,000,000	5,900,000
(161,000,000)	(498,500,000)	(25,200,000)	(126,100,000)	(300,000)	(100,000)

12,500,000	63,000,000	17,700,000	(29,900,000)	5,700,000	5,800,000

357

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR BofA Merrill Lynch Crossover Corporate Bond ETF		SPDR Dorsey Wright Fixed Income Allocation ETF
	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	For the Period 6/1/16* - 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$781,802	$1,541,043	$313,788	$15,813
Net realized gain (loss)	90,899	(1,150,099)	(536,892)	76
Net change in unrealized appreciation/depreciation	(45,401)	1,269,524	(527,118)	245,346

Net increase (decrease) in net assets resulting from operations	827,300	1,660,468	(750,222)	261,235

Net equalization credits and charges (Note 2)	—	(14,399)	18,845	33,520

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(913,914)	(1,560,394)	(378,010)	—

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	2,518,121	21,632,158	15,166,384
Cost of shares redeemed	—	(9,986,839)	(23,888,137)	—
Net income equalization (Note 2)	—	14,399	(18,845)	(33,520)
Other capital (Note 8)	—	617	110,168	—

Net increase (decrease) in net assets from beneficial interest transactions	—	(7,453,702)	(2,164,656)	15,132,864

Net increase (decrease) in net assets during the period	(86,614)	(7,368,027)	(3,274,043)	15,427,619
Net assets at beginning of period	36,295,983	43,664,010	15,427,619	—

NET ASSETS AT END OF PERIOD	$36,209,369	$36,295,983	$12,153,576	$15,427,619

Undistributed (distribution in excess of) net investment income (loss)	$(5,290)	$126,822	$(48,409)	$15,813

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	100,000	850,000	600,000
Shares redeemed	—	(400,000)	(950,000)	—

Net increase (decrease)	—	(300,000)	(100,000)	600,000

See accompanying notes to financial statements.

358

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$45.71		$45.71	$45.76	$45.80	$45.82	$45.85

Income (loss) from investment operations:
Net investment income (loss) (a)	0.03		0.00 (b)	(0.05)	(0.04)	(0.02)	(0.04)
Net realized and unrealized gain (loss) (c)	0.00	(b)	0.04	0.04	(0.04)	0.01	0.01

Total from investment operations	0.03		0.04	(0.01)	(0.08)	(0.01)	(0.03)

Net equalization credits and charges (a)	(0.00	)(b)	(0.04)	(0.04)	0.04	(0.01)	0.00	(b)

Distributions to shareholders from:
Net investment income	(0.03)		—	—	—	—	(0.00	)(b)

Net asset value, end of period	$45.71		$45.71	$45.71	$45.76	$45.80	$45.82

Total return (d)	0.07%		0.01%	(0.11)%	(0.09)%	(0.04)%	(0.08)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,572,447		$1,883,265	$1,403,188	$979,258	$1,580,101	$1,539,512
Ratios to average net assets:
Total expenses	0.14	%(e)	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)	0.13	%(e)	0.01%	(0.12)%	(0.09)%	(0.05)%	(0.09)%
Portfolio turnover rate (f)	298%		685%	620%	577%	584%	619%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

359

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays TIPS ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$58.09		$55.87	$57.38	$55.65	$59.59	$54.76

Income (loss) from investment operations:
Net investment income (loss) (a)	0.59		0.68	(0.07)	1.00	0.60	1.53
Net realized and unrealized gain (loss) (b)	(1.54)		1.80	(0.94)	1.51	(3.72)	4.93

Total from investment operations	(0.95)		2.48	(1.01)	2.51	(3.12)	6.46

Net equalization credits and charges (a)	(0.00	)(c)	(0.02)	(0.04)	(0.01)	0.01	0.05

Other capital (a)	—		—	—	—	—	0.00 (c)

Distributions to shareholders from:
Net investment income	(0.89)		(0.24)	(0.46)	(0.77)	(0.83)	(1.68)

Net asset value, end of period	$56.25		$58.09	$55.87	$57.38	$55.65	$59.59

Total return (d)	(1.66)%		4.42%	(1.84)%	4.52%	(5.32)%	12.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$781,868		$691,343	$653,662	$596,730	$651,133	$732,984
Ratios to average net assets:
Total expenses	0.15	%(e)	0.15%	0.17%	0.19%	0.19%	0.19%
Net investment income (loss)	2.03	%(e)	1.21%	(0.12)%	1.79%	1.00%	2.62%
Portfolio turnover rate (f)	7%		17%	18%	20%	20%	23%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

360

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays 0-5 Year TIPS ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	For the Period 2/26/14* - 6/30/14
Net asset value, beginning of period	$19.81		$19.52	$20.06	$20.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.16		0.11	(0.34)	0.22
Net realized and unrealized gain (loss) (b)	(0.22)		0.18	(0.25)	0.02

Total from investment operations	(0.06)		0.29	(0.59)	0.24

Net equalization credits and charges (a)	0.07		—	0.18	—

Distributions to shareholders from:
Net investment income	(0.15)		—	(0.13)	(0.18)

Net asset value, end of period	$19.67		$19.81	$19.52	$20.06

Total return (c)	0.06%		1.50%	(2.01)%	1.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,919		$3,963	$3,904	$6,017
Ratios to average net assets:
Total expenses	0.16	%(d)	0.16%	0.15%	0.15	%(d)
Net investment income (loss)	1.57	%(d)	0.55%	(1.76)%	3.21	%(d)
Portfolio turnover rate (e)	17%		39%	26%	10%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

361

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14		For the Period 5/29/13* - 6/30/13
Net asset value, beginning of period	$19.89		$19.29	$19.93	$19.39		$20.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.16		0.19	(0.06)	0.21		(0.03)
Net realized and unrealized gain (loss) (b)	(0.36)		0.47	(0.11)	0.45		(0.58)

Total from investment operations	(0.20)		0.66	(0.17)	0.66		(0.61)

Net equalization credits and charges (a)	(0.00	)(c)	(0.05)	(0.25)	(0.00	)(c)	(0.00	)(c)

Distributions to shareholders from:
Net investment income	(0.20)		(0.01)	(0.22)	(0.12)		—

Net asset value, end of period	$19.49		$19.89	$19.29	$19.93		$19.39

Total return (d)	(0.99)%		3.16%	(2.10)%	3.42%		(3.07)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$58,477		$23,867	$19,293	$9,963		$11,632
Ratios to average net assets:
Total expenses	0.15	%(e)	0.15%	0.15%	0.15%		0.15	%(e)
Net investment income (loss)	1.58	%(e)	0.96%	(0.32)%	1.06%		(1.85	)%(e)
Portfolio turnover rate (f)	9%		23%	28%	24%		1%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

362

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Short Term Treasury ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16		Year Ended 6/30/15		Year Ended 6/30/14		Year Ended 6/30/13	For the Period 11/30/11* - 6/30/12
Net asset value, beginning of period	$30.65		$30.23		$30.08		$29.95		$30.10	$30.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.14		0.28		0.23		0.17		0.12	0.06
Net realized and unrealized gain (loss) (b)	(0.57)		0.42		0.12		0.13		(0.15)	0.09

Total from investment operations	(0.43)		0.70		0.35		0.30		(0.03)	0.15

Net equalization credits and charges (a)	0.01		0.00	(c)	0.02		0.00	(c)	0.00 (c)	—

Other capital (a)	0.00	(c)	—		0.00	(c)	—		—	—

Distributions to shareholders from:
Net investment income	(0.17)		(0.28)		(0.22)		(0.17)		(0.12)	(0.05)
Net realized gains	—		(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	—	—

Total distributions	(0.17)		(0.28)		(0.22)		(0.17)		(0.12)	(0.05)

Net asset value, end of period	$30.06		$30.65		$30.23		$30.08		$29.95	$30.10

Total return (d)	(1.41)%		2.33%		1.23%		1.00%		(0.10)%	0.49%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$141,263		$91,957		$54,413		$12,033		$5,990	$6,019
Ratios to average net assets:
Total expenses	0.10	%(e)	0.10%		0.11%		0.12%		0.12%	0.12	%(e)
Net investment income (loss)	0.93	%(e)	0.93%		0.76%		0.57%		0.39%	0.34	%(e)
Portfolio turnover rate (f)	18%		40%		35%		40%		38%	24%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

363

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Intermediate Term Treasury ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$61.66		$60.06	$59.72	$59.66	$61.31	$59.42

Income (loss) from investment operations:
Net investment income (loss) (a)	0.36		0.75	0.68	0.69	0.90	1.07
Net realized and unrealized gain (loss) (b)	(1.93)		1.58	0.31	0.14	(1.34)	2.07

Total from investment operations	(1.57)		2.33	0.99	0.83	(0.44)	3.14

Net equalization credits and charges (a)	0.00	(c)	0.01	0.02	(0.01)	(0.01)	(0.01)

Other capital (a)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—	0.00 (c)

Distributions to shareholders from:
Net investment income	(0.42)		(0.74)	(0.67)	(0.71)	(0.91)	(1.08)
Net realized gains	—		—	—	(0.05)	(0.29)	(0.16)

Total distributions	(0.42)		(0.74)	(0.67)	(0.76)	(1.20)	(1.24)

Net asset value, end of period	$59.67		$61.66	$60.06	$59.72	$59.66	$61.31

Total return (d)	(2.56)%		3.92%	1.69%	1.39%	(0.77)%	5.30%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$513,179		$437,789	$294,311	$167,232	$173,012	$196,216
Ratios to average net assets:
Total expenses	0.10	%(e)	0.10%	0.12%	0.14%	0.14%	0.14%
Net investment income (loss)	1.18	%(e)	1.24%	1.13%	1.16%	1.48%	1.75%
Portfolio turnover rate (f)	12%		33%	27%	32%	32%	35%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

364

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Long Term Treasury ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$79.66		$68.55	$66.31	$64.34	$72.05	$56.22

Income (loss) from investment operations:
Net investment income (loss) (a)	0.86		1.80	1.87	1.86	1.75	1.92
Net realized and unrealized gain (loss) (b)	(10.37)		11.05	2.23	1.91	(7.70)	15.76

Total from investment operations	(9.51)		12.85	4.10	3.77	(5.95)	17.68

Net equalization credits and charges (a)	0.01		0.07	0.04	0.04	(0.01)	0.14

Other capital (a)	0.00	(c)	—	0.00 (c)	—	—	—

Distributions to shareholders from:
Net investment income	(1.01)		(1.81)	(1.90)	(1.84)	(1.75)	(1.99)

Net asset value, end of period	$69.15		$79.66	$68.55	$66.31	$64.34	$72.05

Total return (d)	(12.02)%		19.14%	6.21%	6.16%	(8.44)%	32.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$345,754		$446,122	$164,531	$86,209	$57,908	$64,844
Ratios to average net assets:
Total expenses	0.10	%(e)	0.10%	0.11%	0.14%	0.14%	0.14%
Net investment income (loss)	2.24	%(e)	2.46%	2.60%	2.95%	2.49%	2.85%
Portfolio turnover rate (f)	6%		22%	18%	24%	20%	22%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

365

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Short Term Corporate Bond ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$30.76		$30.58	$30.76	$30.53	$30.37	$30.44

Income (loss) from investment operations:
Net investment income (loss) (a)	0.25		0.48	0.39	0.36	0.40	0.49
Net realized and unrealized gain (loss) (b)	(0.24)		0.17	(0.16)	0.29	0.17	(0.06)

Total from investment operations	0.01		0.65	0.23	0.65	0.57	0.43

Net equalization credits and charges (a)	(0.00	)(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.02	0.02

Other capital (a)	0.00	(c)	—	0.00 (c)	0.00 (c)	0.01	0.04

Distributions to shareholders from:
Net investment income	(0.30)		(0.47)	(0.38)	(0.36)	(0.41)	(0.50)
Net realized gains	—		—	(0.03)	(0.06)	(0.03)	(0.06)

Total distributions	(0.30)		(0.47)	(0.41)	(0.42)	(0.44)	(0.56)

Net asset value, end of period	$30.47		$30.76	$30.58	$30.76	$30.53	$30.37

Total return (d)	0.03%		2.17%	0.74%	2.14%	1.99%	1.63%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,519,810		$3,965,398	$3,962,876	$3,448,186	$2,940,064	$1,105,432
Ratios to average net assets:
Total expenses	0.12	%(e)	0.12%	0.12%	0.13%	0.13%	0.13%
Net expenses	0.12	%(e)	0.12%	0.12%	0.13%	0.13%	0.13%
Net investment income (loss)	1.65	%(e)	1.56%	1.27%	1.18%	1.30%	1.61%
Portfolio turnover rate (f)	27%		56%	46%	43%	46%	50%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

366

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$34.73		$33.90		$34.34	$33.53	$33.89	$33.03

Income (loss) from investment operations:
Net investment income (loss) (a)	0.45		0.91		0.89	0.92	1.00	1.12
Net realized and unrealized gain (loss) (b)	(0.79)		0.81		(0.45)	0.89	(0.31)	0.92

Total from investment operations	(0.34)		1.72		0.44	1.81	0.69	2.04

Net equalization credits and charges (a)	0.01		0.02		0.02	0.00 (c)	0.02	0.02

Other capital (a)	0.00	(c)	(0.00	)(c)	0.00 (c)	0.00 (c)	0.02	0.02

Distributions to shareholders from:
Net investment income	(0.53)		(0.91)		(0.90)	(0.92)	(1.02)	(1.12)
Net realized gains	—		(0.00	)(c)	—	(0.08)	(0.07)	(0.10)

Total distributions	(0.53)		(0.91)		(0.90)	(1.00)	(1.09)	(1.22)

Net asset value, end of period	$33.87		$34.73		$33.90	$34.34	$33.53	$33.89

Total return (d)	(0.97)%		5.23%		1.34%	5.47%	2.10%	6.41%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,713,686		$1,343,962		$752,581	$456,714	$399,041	$281,288
Ratios to average net assets:
Total expenses.	0.12	%(e)	0.12%		0.14%	0.15%	0.15%	0.15%
Net investment income (loss)	2.58	%(e)	2.70%		2.61%	2.72%	2.89%	3.34%
Portfolio turnover rate (f)	13%		26%		13%	13%	16%	15%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

367

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Long Term Corporate Bond ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$41.92		$38.38	$40.46	$37.41	$39.92	$35.55

Income (loss) from investment operations:
Net investment income (loss) (a)	0.85		1.77	1.75	1.79	1.81	1.92
Net realized and unrealized gain (loss) (b)	(1.97)		3.60	(2.21)	2.96	(2.60)	4.10

Total from investment operations	(1.12)		5.37	(0.46)	4.75	(0.79)	6.02

Net equalization credits and charges (a)	0.01		(0.07)	0.05	0.04	0.01	0.07

Other capital (a)	0.00	(c)	0.01	0.08	0.06	0.22	0.20

Distributions to shareholders from:
Net investment income	(1.00)		(1.77)	(1.75)	(1.80)	(1.82)	(1.92)
Net realized gains	—		—	—	—	(0.13)	—

Total distributions	(1.00)		(1.77)	(1.75)	(1.80)	(1.95)	(1.92)

Net asset value, end of period	$39.81		$41.92	$38.38	$40.46	$37.41	$39.92

Total return (d)	(2.70)%		14.31%	(0.96)%	13.44%	(1.74)%	18.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$195,052		$150,896	$337,777	$161,829	$97,258	$87,834
Ratios to average net assets:
Total expenses	0.12	%(e)	0.12%	0.14%	0.15%	0.15%	0.15%
Net investment income (loss)	4.09	%(e)	4.58%	4.29%	4.69%	4.42%	4.97%
Portfolio turnover rate (f)	12%		14%	10%	8%	24%	21%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

368

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14		Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$32.57		$31.53	$32.28	$31.22		$32.02	$30.52

Income (loss) from investment operations:
Net investment income (loss) (a)	0.49		0.97	0.96	1.08		1.08	1.11
Net realized and unrealized gain (loss) (b)	(0.95)		1.04	(0.88)	1.11		(0.81)	1.40

Total from investment operations	(0.46)		2.01	0.08	2.19		0.27	2.51

Net equalization credits and charges (a)	0.01		0.00 (c)	0.01	(0.00	)(c)	0.03	0.01

Other capital (a)	0.00	(c)	0.00 (c)	0.14	0.03		0.08	0.09

Distributions to shareholders from:
Net investment income	(0.57)		(0.97)	(0.98)	(1.08)		(1.08)	(1.11)
Net realized gains	—		—	—	(0.08)		(0.10)	—

Total distributions	(0.57)		(0.97)	(0.98)	(1.16)		(1.18)	(1.11)

Net asset value, end of period	$31.55		$32.57	$31.53	$32.28		$31.22	$32.02

Total return (d)	(1.43)%		6.56%	0.67%	7.28%		1.11%	8.72%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$31,547		$26,060	$25,220	$32,285		$34,340	$22,417
Ratios to average net assets:
Total expenses	0.16	%(e)	0.16%	0.16%	0.16%		0.16%	0.16%
Net investment income (loss)	3.00	%(e)	3.09%	2.98%	3.42%		3.34%	3.53%
Portfolio turnover rate (f)	24%		20%	8%	22%		11%	17%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

369

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Convertible Securities ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$43.78		$47.44	$50.30	$42.54	$37.67	$41.55

Income (loss) from investment operations:
Net investment income (loss) (a)	0.52		0.82	0.37	(0.00)	(0.19)	0.37
Net realized and unrealized gain (loss) (b)	2.65		(1.38)	0.22	9.20	6.39	(2.45)

Total from investment operations	3.17		(0.56)	0.59	9.20	6.20	(2.08)

Net equalization credits and charges (a)	0.01		0.34	(0.05)	0.14	0.31	(0.00	)(c)

Other capital (a)	0.02		0.00 (c)	0.01	0.01	0.00 (c)	0.01

Distributions to shareholders from:
Net investment income	(1.48)		(2.32)	(2.12)	(1.59)	(1.64)	(1.29)
Net realized gains	—		(1.12)	(1.29)	—	—	(0.52)

Total distributions	(1.48)		(3.44)	(3.41)	(1.59)	(1.64)	(1.81)

Net asset value, end of period	$45.50		$43.78	$47.44	$50.30	$42.54	$37.67

Total return (d)	7.33%		(0.13)%	1.27%	22.35%	17.57%	(4.89)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,116,474		$2,197,606	$3,045,439	$2,862,353	$1,225,259	$783,580
Ratios to average net assets:
Total expenses	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	2.25	%(e)	1.84%	0.75%	0.00%	(0.47)%	0.98%
Portfolio turnover rate (f)	14%		30%	38%	40%	34%	17%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

370

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Mortgage Backed Bond ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13		Year Ended 6/30/12
Net asset value, beginning of period	$27.18		$26.93	$27.41	$26.61	$27.68		$27.35

Income (loss) from investment operations:
Net investment income (loss) (a)	0.38		0.82	0.79	0.53	0.11		0.41
Net realized and unrealized gain (loss) (b)	(0.86)		0.23	(0.22)	0.69	(0.62)		0.85

Total from investment operations	(0.48)		1.05	0.57	1.22	(0.51)		1.26

Net equalization credits and charges (a)	0.03		0.02	(0.01)	0.01	(0.00	)(c)	0.00 (c)

Other capital (a)	0.01		0.01	0.00 (c)	0.02	0.02		0.02

Distributions to shareholders from:
Net investment income	(0.45)		(0.79)	(0.77)	(0.44)	(0.13)		(0.43)
Net realized gains	—		—	(0.27)	(0.01)	(0.45)		(0.52)
Return of capital	—		(0.04)	—	—	—		—

Total distributions	(0.45)		(0.83)	(1.04)	(0.45)	(0.58)		(0.95)

Net asset value, end of period	$26.29		$27.18	$26.93	$27.41	$26.61		$27.68

Total return (d)	(1.63)%		4.08%	2.03%	4.75%	(1.80)%		4.82%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$318,126		$225,585	$150,787	$126,085	$23,951		$38,746
Ratios to average net assets:
Total expenses	0.20	%(e)	0.20%	0.20%	0.20%	0.20%		0.20%
Net expenses	0.18	%(e)	0.16%	0.20%	0.20%	0.20%		0.20%
Net investment income (loss)	2.79	%(e)	3.05%	2.88%	1.96%	0.40%		1.47%
Portfolio turnover rate (f)	227%		356%	221%	379%	544%		1,489%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

371

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Aggregate Bond ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$59.37		$57.49	$57.90	$56.76	$58.57	$56.40

Income (loss) from investment operations:
Net investment income (loss) (a)	0.75		1.50	1.44	1.34	0.97	1.26
Net realized and unrealized gain (loss) (b)	(2.27)		1.85	(0.45)	1.08	(1.52)	2.68

Total from investment operations	(1.52)		3.35	0.99	2.42	(0.55)	3.94

Net equalization credits and charges (a)	(0.01)		0.02	0.02	0.01	0.00 (c)	0.04

Other capital (a)	0.00	(c)	0.01	0.01	0.02	0.01	0.05

Distributions to shareholders from:
Net investment income	(0.88)		(1.50)	(1.43)	(1.31)	(0.96)	(1.35)
Net realized gains	—		—	—	—	(0.31)	(0.51)

Total distributions	(0.88)		(1.50)	(1.43)	(1.31)	(1.27)	(1.86)

Net asset value, end of period	$56.96		$59.37	$57.49	$57.90	$56.76	$58.57

Total return (d)	(2.60)%		5.97%	1.77%	4.38%	(0.95)%	7.29%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,219,005		$1,377,335	$988,792	$735,309	$669,829	$597,435
Ratios to average net assets:
Total expenses.	0.08	%(e)	0.08%	0.14%	0.19%	0.19%	0.19%
Net expenses	0.08	%(e)	0.07%	0.11%	0.13%	0.13%	0.13%
Net investment income (loss)	2.55	%(e)	2.58%	2.48%	2.35%	1.65%	2.17%
Portfolio turnover rate (f)	24%		105%	69%	91%	165%	428%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

372

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)		Year Ended 6/30/13(a)	Year Ended 6/30/12(a)
Net asset value, beginning of period	$50.59		$47.52	$47.44	$46.04		$48.32	$45.50

Income (loss) from investment operations:
Net investment income (loss) (b)	0.51		1.09	1.14	1.18		1.30	1.48
Net realized and unrealized gain (loss) (c)	(2.96)		3.11	0.06	1.68		(1.74)	2.96

Total from investment operations	(2.45)		4.20	1.20	2.86		(0.44)	4.44

Net equalization credits and charges (b)	0.01		0.02	0.02	(0.00	)(d)	0.00 (d)	0.02

Other capital (b)	0.00	(d)	0.00 (d)	0.00 (d)	0.00	(d)	0.02	0.00 (d)

Distributions to shareholders from:
Net investment income	(0.60)		(1.10)	(1.14)	(1.18)		(1.30)	(1.50)
Net realized gains	(0.09)		(0.05)	—	(0.28)		(0.56)	(0.14)

Total distributions	(0.69)		(1.15)	(1.14)	(1.46)		(1.86)	(1.64)

Net asset value, end of period	$47.46		$50.59	$47.52	$47.44		$46.04	$48.32

Total return (e)	(4.88)%		9.02%	2.56%	6.41%		(1.01)%	9.95%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,076,304		$1,950,478	$1,304,277	$1,034,219		$1,084,129	$1,135,596
Ratios to average net assets:
Total expenses	0.30	%(f)	0.30%	0.30%	0.30%		0.30%	0.30%
Net expenses	0.23	%(f)	0.23%	0.23%	0.23%		0.23%	0.23%
Net investment income (loss)	2.05	%(f)	2.23%	2.37%	2.58%		2.69%	3.14%
Portfolio turnover rate (g)	13%		21%	20%	28%		18%	17%

(a)	On March 15, 2016, the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF underwent a 1-for-2 reverse share split. The per share activity presented here has been retroactively adjusted to reflect this split. See Note 13.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

373

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16(a)	Year Ended 6/30/15(a)		Year Ended 6/30/14(a)	Year Ended 6/30/13(a)	Year Ended 6/30/12(a)
Net asset value, beginning of period	$49.07		$48.50	$48.72		$48.06	$48.78	$48.40

Income (loss) from investment operations:
Net investment income (loss) (b)	0.23		0.46	0.44		0.46	0.52	0.66
Net realized and unrealized gain (loss) (c)	(1.12)		0.57	(0.22)		0.66	(0.60)	0.46

Total from investment operations	(0.89)		1.03	0.22		1.12	(0.08)	1.12

Net equalization credits and charges (b)	0.00	(d)	0.00 (d)	0.00	(d)	0.00 (d)	0.00 (d)	0.00 (d)

Other capital (b)	0.00	(d)	0.00 (d)	0.00	(d)	0.00 (d)	0.00 (d)	0.00 (d)

Distributions to shareholders from:
Net investment income	(0.27)		(0.46)	(0.44)		(0.46)	(0.54)	(0.66)
Net realized gains	(0.02)		—	(0.00	)(d)	—	(0.10)	(0.08)

Total distributions	(0.29)		(0.46)	(0.44)		(0.46)	(0.64)	(0.74)

Net asset value, end of period	$47.89		$49.07	$48.50		$48.72	$48.06	$48.78

Total return (e)	(1.82)%		2.13%	0.46%		2.31%	(0.20)%	2.36%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,369,034		$2,966,297	$2,609,387		$2,219,335	$1,927,465	$1,539,304
Ratios to average net assets:
Total expenses	0.20	%(f)	0.20%	0.20%		0.20%	0.20%	0.20%
Net investment income (loss)	0.93	%(f)	0.94%	0.91%		0.93%	1.07%	1.34%
Portfolio turnover rate (g)	16%		23%	23%		17%	20%	23%

(a)	On March 15, 2016, the SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF underwent a 1-for-2 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 13.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

374

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Nuveen S&P High Yield Municipal Bond ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$59.80		$56.21	$56.28	$54.67	$56.05	$52.25

Income (loss) from investment operations:
Net investment income (loss) (a)	1.13		2.56	2.62	2.72	2.81	3.12
Net realized and unrealized gain (loss) (b)	(3.75)		3.53	(0.17)	1.47	(1.49)	3.70

Total from investment operations	(2.62)		6.09	2.45	4.19	1.32	6.82

Net equalization credits and charges (a)	0.01		0.04	0.03	0.05	0.07	0.10

Other capital (a)	0.02		0.01	0.01	0.01	0.01	0.01

Distributions to shareholders from:
Net investment income	(1.25)		(2.55)	(2.56)	(2.64)	(2.70)	(3.01)
Net realized gains	—		—	—	—	(0.08)	(0.12)

Total distributions	(1.25)		(2.55)	(2.56)	(2.64)	(2.78)	(3.13)

Net asset value, end of period	$55.96		$59.80	$56.21	$56.28	$54.67	$56.05

Total return (c)	(4.44)%		11.23%	4.47%	8.16%	2.33%	13.71%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$537,208		$490,343	$382,259	$275,752	$218,686	$95,283
Ratios to average net assets:
Total expenses	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net expenses	0.45	%(d)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	3.81	%(d)	4.48%	4.58%	5.08%	4.84%	5.78%
Portfolio turnover rate (e)	6%		23%	38%	21%	7%	24%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

375

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Citi International Government Inflation-Protected Bond ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$55.13		$54.61	$62.28	$57.56	$59.24	$61.86

Income (loss) from investment operations:
Net investment income (loss) (a)	0.75		1.39	1.36	1.99	1.86	2.56
Net realized and unrealized gain (loss) (b)	(2.68)		(0.37)	(8.43)	4.20	(1.44)	(3.10)

Total from investment operations	(1.93)		1.02	(7.07)	6.19	0.42	(0.54)

Other capital (a)	0.04		0.08	0.10	0.05	0.10	0.05

Distributions to shareholders from:
Net investment income	—		(0.05)	(0.43)	(1.49)	(1.62)	(2.13)
Net realized gains	(0.66)		(0.53)	(0.27)	(0.03)	—	—
Return of capital	—		—	—	—	(0.58)	—

Total distributions	(0.66)		(0.58)	(0.70)	(1.52)	(2.20)	(2.13)

Net asset value, end of period	$52.58		$55.13	$54.61	$62.28	$57.56	$59.24

Total return (c)	(3.43)%		2.12%	(11.25)%	10.97%	0.67%	(0.69)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$499,574		$617,443	$769,996	$959,208	$1,162,731	$1,273,764
Ratios to average net assets:
Total expenses	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	2.72	%(d)	2.63%	2.35%	3.35%	3.00%	4.32%
Portfolio turnover rate (e)	20%		52%	36%	19%	43%	40%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

376

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14		Year Ended 6/30/13		Year Ended 6/30/12
Net asset value, beginning of period	$31.48		$30.71	$36.48	$34.67		$35.80		$39.24

Income (loss) from investment operations:
Net investment income (loss) (a)	0.01		0.17	0.19	0.30		0.40		0.54
Net realized and unrealized gain (loss) (b)	(2.14)		0.59	(5.91)	1.53		(1.53)		(2.73)

Total from investment operations	(2.13)		0.76	(5.72)	1.83		(1.13)		(2.19)

Net equalization credits and charges (a)	—		—	(0.01)	—		—		—

Other capital (a)	0.00	(c)	0.03	0.02	0.01		0.00	(c)	0.01

Distributions to shareholders from:
Net investment income	—		—	(0.01)	(0.00	)(c)	(0.00	)(c)	(1.26)
Net realized gains	(0.04)		(0.02)	(0.05)	(0.03)		—		—

Total distributions	(0.04)		(0.02)	(0.06)	(0.03)		(0.00	)(c)	(1.26)

Net asset value, end of period	$29.31		$31.48	$30.71	$36.48		$34.67		$35.80

Total return (d)	(6.77)%		2.56%	(15.67)%	5.32%		(3.14)%		(5.59)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$172,904		$182,560	$199,591	$273,606		$211,479		$225,523
Ratios to average net assets:
Total expenses	0.35	%(e)	0.35%	0.35%	0.35%		0.35%		0.35%
Net investment income (loss)	0.08	%(e)	0.55%	0.59%	0.84%		1.11%		1.47%
Portfolio turnover rate (f)	42%		85%	83%	83%		71%		116%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

377

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays International Treasury Bond ETF(a)
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$28.60		$26.08	$30.34	$28.15	$29.57	$30.92

Income (loss) from investment operations:
Net investment income (loss) (b)	0.21		0.50	0.46	0.60	0.65	0.70
Net realized and unrealized gain (loss) (c)	(2.85)		2.01	(4.37)	2.05	(1.47)	(0.90)

Total from investment operations	(2.64)		2.51	(3.91)	2.65	(0.82)	(0.20)

Net equalization credits and charges (b)	—		—	(0.02)	—	—	—

Other capital (b)	0.00	(d)	0.01	0.01	0.01	0.01	0.02

Distributions to shareholders from:
Net investment income	—		—	(0.18)	(0.46)	(0.61)	(1.17)
Net realized gains	—		—	(0.16)	(0.01)	—	—

Total distributions	—		—	(0.34)	(0.47)	(0.61)	(1.17)

Net asset value, end of period	$25.96		$28.60	$26.08	$30.34	$28.15	$29.57

Total return (e)	(9.21)%		9.67%	(13.01)%	9.52%	(2.86)%	(0.58)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,464,261		$1,675,762	$1,449,792	$2,426,951	$1,891,366	$1,862,925
Ratios to average net assets:
Total expenses	0.50	%(f)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	1.48	%(f)	1.86%	1.62%	2.05%	2.16%	2.32%
Portfolio turnover rate (g)	15%		24%	19%	40%	31%	38%

(a)	On September 29, 2016, the SPDR Bloomberg Barclays International Treasury Bond ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 9.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

378

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays International Corporate Bond ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13		Year Ended 6/30/12
Net asset value, beginning of period	$32.44		$31.34		$37.68	$34.17	$32.34		$34.81

Income (loss) from investment operations:
Net investment income (loss) (a)	0.24		0.57		0.49	0.64	0.77		0.97
Net realized and unrealized gain (loss) (b)	(1.91)		0.53		(6.50)	3.44	1.43		(2.85)

Total from investment operations	(1.67)		1.10		(6.01)	4.08	2.20		(1.88)

Other capital (a)	0.00	(c)	(0.00	)(c)	0.01	0.05	0.09		0.08

Contribution from custodian	—		—		—	—	0.02		—

Distributions to shareholders from:
Net investment income	—		(0.00	)(c)	(0.33)	(0.60)	(0.46)		(0.67)
Net realized gains	(0.00	)(c)	—		(0.01)	(0.02)	(0.02)		—

Total distributions	(0.00	)(c)	(0.00	)(c)	(0.34)	(0.62)	(0.48)		(0.67)

Net asset value, end of period	$30.77		$32.44		$31.34	$37.68	$34.17		$32.34

Total return (e)	(5.15)%		3.54%		(16.02)%	12.32%	7.18	%(d)	(5.17)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$132,318		$139,508		$191,155	$316,502	$184,513		$71,144
Ratios to average net assets:
Total expenses	0.50	%(f)	0.50%		0.54%	0.55%	0.55%		0.55%
Net investment income (loss)	1.37	%(f)	1.80%		1.43%	1.77%	2.24%		2.95%
Portfolio turnover rate (g)	7%		19%		28%	23%	37%		42%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	If the custodian had not made a contribution during the Year Ended 6/30/13, the total return would have been 7.13%.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

379

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$27.74		$27.08	$31.25	$29.74	$30.79	$31.74

Income (loss) from investment operations:
Net investment income (loss) (a)	0.69		1.47	1.43	1.51	1.57	1.57
Net realized and unrealized gain (loss) (b)	(1.88)		(0.90)	(5.64)	0.47	(1.13)	(2.55)

Total from investment operations	(1.19)		0.57	(4.21)	1.98	0.44	(0.98)

Other capital (a)	0.04		0.09	0.04	0.09	0.14	0.57

Distributions to shareholders from:
Net investment income	—		—	—	(0.56)	(1.54)	(0.54)
Net realized gains	—		—	—	—	(0.01)	—
Return of capital	—		—	—	—	(0.08)	—

Total distributions	—		—	—	(0.56)	(1.63)	(0.54)

Net asset value, end of period	$26.59		$27.74	$27.08	$31.25	$29.74	$30.79

Total return (c)	(4.16)%		2.44%	(13.35)%	6.77%	1.97%	(1.30)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$116,989		$205,272	$97,487	$100,014	$107,055	$197,030
Ratios to average net assets:
Total expenses	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net expenses	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	4.91	%(d)	5.67%	4.94%	5.06%	4.93%	5.13%
Portfolio turnover rate (e)	32%		44%	35%	69%	75%	18%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

380

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays High Yield Bond ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14		Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$35.28		$38.34	$41.63	$39.53		$39.16	$39.88

Income (loss) from investment operations:
Net investment income (loss) (a)	1.10		2.22	2.26	2.38		2.59	2.85
Net realized and unrealized gain (loss) (b)	1.28		(3.10)	(3.31)	2.11		0.38	(0.53)

Total from investment operations	2.38		(0.88)	(1.05)	4.49		2.97	2.32

Net equalization credits and charges (a)	0.00	(c)	0.03	0.01	0.00	(c)	(0.01)	0.06

Other capital (a)	0.00	(c)	0.01	0.01	0.00	(c)	0.03	0.03

Distributions to shareholders from:
Net investment income	(1.29)		(2.22)	(2.26)	(2.39)		(2.62)	(2.87)
Net realized gains	—		—	—	(0.00	)(c)	—	(0.26)

Total distributions	(1.29)		(2.22)	(2.26)	(2.39)		(2.62)	(3.13)

Net asset value, end of period	$36.37		$35.28	$38.34	$41.63		$39.53	$39.16

Total return (d)	6.82%		(1.99)%	(2.50)%	11.72%		7.70%	6.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,040,333		$11,238,281	$9,797,126	$9,762,390		$9,300,031	$10,780,535
Ratios to average net assets:
Total expenses	0.40	%(e)	0.40%	0.40%	0.40%		0.40%	0.40%
Net investment income (loss)	6.06	%(e)	6.32%	5.71%	5.86%		6.41%	7.38%
Portfolio turnover rate (f)	22%		59%	34%	30%		49%	38%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

381

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	For the Period 3/14/12* - 6/30/12
Net asset value, beginning of period	$26.80		$28.82	$30.86	$30.05	$29.77	$30.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.82		1.51	1.51	1.59	1.75	0.56
Net realized and unrealized gain (loss) (b)	0.94		(2.02)	(2.04)	0.75	0.23	(0.60)

Total from investment operations	1.76		(0.51)	(0.53)	2.34	1.98	(0.04)

Net equalization credits and charges (a)	0.01		(0.01)	0.00 (c)	0.07	0.14	0.09

Other capital (a)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.04	0.08

Distributions to shareholders from:
Net investment income	(0.95)		(1.50)	(1.51)	(1.58)	(1.88)	(0.36)
Net realized gains	—		—	—	(0.02)	—	—

Total distributions	(0.95)		(1.50)	(1.51)	(1.60)	(1.88)	(0.36)

Net asset value, end of period	$27.62		$26.80	$28.82	$30.86	$30.05	$29.77

Total return (d)	6.67%		(1.61)%	(1.72)%	8.21%	7.40%	0.44%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,722,589		$3,138,527	$4,237,219	$4,341,352	$1,349,305	$133,966
Ratios to average net assets:
Total expenses	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40	%(e)
Net investment income (loss)	5.96	%(e)	5.66%	5.13%	5.17%	5.75%	6.40	%(e)
Portfolio turnover rate (f)	24%		39%	39%	44%	54%	16%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

382

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15		Year Ended 6/30/14		Year Ended 6/30/13		For the Period 11/30/11* - 6/30/12
Net asset value, beginning of period	$30.48		$30.55	$30.63		$30.47		$30.33		$30.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.18		0.25	0.17		0.16		0.33		0.30
Net realized and unrealized gain (loss) (b)	0.10		(0.10)	(0.08)		0.14		0.13		0.28

Total from investment operations	0.28		0.15	0.09		0.30		0.46		0.58

Net equalization credits and charges (a)	0.00	(c)	0.00 (c)	0.00	(c)	0.01		0.02		0.01

Other capital (a)	0.00	(c)	0.02	0.00	(c)	0.01		0.05		—

Distributions to shareholders from:
Net investment income	(0.21)		(0.24)	(0.17)		(0.16)		(0.39)		(0.26)
Net realized gains	—		—	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	—

Total distributions	(0.21)		(0.24)	(0.17)		(0.16)		(0.39)		(0.26)

Net asset value, end of period	$30.55		$30.48	$30.55		$30.63		$30.47		$30.33

Total return (d)	0.92%		0.55%	0.29%		1.06%		1.77%		1.95%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$739,397		$563,854	$387,936		$385,915		$42,655		$9,098
Ratios to average net assets:
Total expenses	0.15	%(e)	0.15%	0.15%		0.15%		0.15%		0.15	%(e)
Net investment income (loss)	1.17	%(e)	0.83%	0.56%		0.51%		1.08%		1.68	%(e)
Portfolio turnover rate (f)	13%		28%	21%		12%		11%		5%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

383

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	For the Period 6/18/12* - 6/30/12
Net asset value, beginning of period	$25.93		$25.68	$26.58	$25.30	$25.24	$25.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.56		1.07	1.02	1.03	1.05	0.05
Net realized and unrealized gain (loss) (b)	0.02		0.28	(0.97)	1.35	(0.16)	0.19

Total from investment operations	0.58		1.35	0.05	2.38	0.89	0.24

Net equalization credits and charges (a)	—		(0.01)	(0.02)	—	0.06	—

Other capital (a)	—		0.00 (c)	0.07	0.02	0.11	—

Distributions to shareholders from:
Net investment income	(0.65)		(1.09)	(0.98)	(1.03)	(1.00)	—
Net realized gains	—		—	(0.02)	(0.09)	—	—

Total distributions	(0.65)		(1.09)	(1.00)	(1.12)	(1.00)	—

Net asset value, end of period	$25.86		$25.93	$25.68	$26.58	$25.30	$25.24

Total return (d)	2.28%		5.39%	0.42%	9.76%	4.11%	0.95%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$36,209		$36,296	$43,664	$29,235	$22,770	$10,095
Ratios to average net assets:
Total expenses	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40	%(e)
Net expenses	0.30	%(e)	0.30%	0.30%	0.30%	0.30%	0.30	%(e)
Net investment income (loss)	4.23	%(e)	4.27%	3.88%	4.00%	4.01%	3.64	%(e)
Portfolio turnover rate (f)	10%		36%	16%	18%	20%	1%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

384

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Dorsey Wright Fixed Income Allocation ETF
	Six Months Ended 12/31/16 (Unaudited)		For the Period 6/2/16* - 6/30/16
Net asset value, beginning of period	$25.71		$25.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.43		0.05
Net realized and unrealized gain (loss) (b)	(1.46)		0.56

Total from investment operations	(1.03)		0.61

Net equalization credits and charges (a)	0.03		0.10

Other capital (a)	0.15		—

Distributions to shareholders from:
Net investment income	(0.55)		—

Net asset value, end of period	$24.31		$25.71

Total return (c)	(3.38)%		2.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,154		$15,428
Ratios to average net assets:
Total expenses	0.60	%(d)	0.60	%(d)
Net expenses	0.25	%(d)	0.21	%(d)
Net investment income (loss)	3.40	%(d)	2.23	%(d)
Portfolio turnover rate (e)	104%		3%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

385

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (Unaudited)

1.	Organization

SPDR Series Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2016, the Trust consists of seventy-six (76) series, each of which represents a separate series of beneficial interest in the Trust (each a “Fund,” and collectively, the “Funds”). The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with $0.01 par value. The financial statements herein relate to the following Funds:

SPDR Bloomberg Barclays 1-3 Month T-Bill ETF

SPDR Bloomberg Barclays TIPS ETF

SPDR Bloomberg Barclays 0-5 Year TIPS ETF

SPDR Bloomberg Barclays 1-10 Year TIPS ETF

SPDR Bloomberg Barclays Short Term Treasury ETF

SPDR Bloomberg Barclays Intermediate Term Treasury ETF

SPDR Bloomberg Barclays Long Term Treasury ETF

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SPDR Bloomberg Barclays Convertible Securities ETF

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SPDR Bloomberg Barclays Aggregate Bond ETF

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SPDR Nuveen S&P High Yield Municipal Bond ETF

SPDR Citi International Government Inflation-Protected Bond ETF

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SPDR Bloomberg Barclays International Treasury Bond ETF

SPDR Bloomberg Barclays International Corporate Bond ETF

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SPDR Bloomberg Barclays High Yield Bond ETF

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SPDR Dorsey Wright Fixed Income Allocation ETF

Each Fund is classified as a non-diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that each Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in

386

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated bid prices.

•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third-party valuation, the agreements will be fair valued.

•	Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Funds’ underlying benchmarks. Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

387

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2016, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

For the period ended December 31, 2016 the SPDR Bloomberg Barclays Convertible Securities ETF had transfers from Level 1 to Level 2 in the amount of $231,191,672. At December 31, 2015 the convertible preferred stocks were valued using exchange closing prices in accordance with Fund’s valuation policy. At December 31, 2016, these investments were valued using alternative valuation procedures under the valuation policy adopted by the Board.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

Inflation-indexed public obligations are income-generating instruments whose interest and principal are periodically adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond and is accounted for as interest income in the Statements of Operations. Deflation may cause dividends to be suspended. Certain Funds such as SPDR Bloomberg Barclays TIPS ETF, SPDR Bloomberg Barclays 0-5 Year TIPS ETF, SPDR Bloomberg Barclays 1-10 Year TIPS ETF, and SPDR Citi International Government Inflation — Protected Bond ETF may invest exclusively in inflation indexed instruments.

Paydown gains and losses are recorded as an adjustment to interest income.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

388

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2016, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Equalization

The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

The following Funds utilized equalization during the period ended December 31, 2016:

SPDR Bloomberg Barclays 1-3 Month T-Bill ETF

SPDR Bloomberg Barclays TIPS ETF

SPDR Bloomberg Barclays 0-5 Year TIPS ETF

SPDR Bloomberg Barclays 1-10 Year TIPS ETF

SPDR Bloomberg Barclays Short Term Treasury ETF

SPDR Bloomberg Barclays Intermediate Term Treasury ETF

SPDR Bloomberg Barclays Long Term Treasury ETF

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SPDR Bloomberg Barclays Convertible Securities ETF

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SPDR Bloomberg Barclays Aggregate Bond ETF

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SPDR Nuveen S&P High Yield Municipal Bond ETF

SPDR Bloomberg Barclays High Yield Bond ETF

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SPDR Dorsey Wright Fixed Income Allocation ETF

Distributions

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities

During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

389

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

Loan Agreements

The SPDR Bloomberg Barclays High Yield Bond ETF, and SPDR Bloomberg Barclays Short Term High Yield Bond ETF invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Fund does not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Fund as the issuers of such loans.

Mortgage Dollar Rolls

The SPDR Bloomberg Barclays Aggregate Bond ETF and the SPDR Bloomberg Barclays Mortgage Backed Bond ETF may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities on a fixed date.

The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The SPDR Bloomberg Barclays Aggregate Bond ETF and the SPDR Bloomberg Barclays Mortgage Backed Bond ETF receive compensation as consideration for entering into the commitment to repurchase.

The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments.

Additionally, the value of such securities may change adversely before the SPDR Bloomberg Barclays Aggregate Bond ETF and the SPDR Bloomberg Barclays Mortgage Backed Bond ETF are able to repurchase them. There can be no assurance that the use of the cash received from a mortgage dollar roll will provide a return that exceeds its costs. The use of to-be announced (“TBA”) mortgage dollar rolls may cause the SPDR Bloomberg Barclays Aggregate Bond ETF and the SPDR Bloomberg Barclays Mortgage Backed Bond ETF to experience higher transaction costs.

4.	Derivative Financial Instruments

Forward Foreign Currency Exchange Contracts

Certain Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

390

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

For the period ended December 31, 2016, the following Funds entered into forward foreign currency exchange contracts for the strategies listed below:

Funds	Strategies
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	Gain exposure to foreign currencies or hedge against currency fluctuations
SPDR Bloomberg Barclays International Treasury Bond ETF	Gain exposure to foreign currencies or hedge against currency fluctuations
SPDR Bloomberg Barclays International Corporate Bond ETF	Gain exposure to foreign currencies or hedge against currency fluctuations

Swaps

The Fund may enter into swap agreements, in which the Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as credit default swap contracts premiums paid and credit default swap contracts premiums received, respectively, in the Statement of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Statement of Operations as realized gains or losses, respectively. When a BL OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Schedule of Investments and cash deposited is segregated and recorded on the Statement of Assets and Liabilities as due from broker. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations. For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.

Risks associated with Derivatives

Derivative financial instruments involve to varying degrees, elements of credit, market and/or interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Derivative transactions can create investment leverage and may be highly volatile. Use of derivatives other than for hedging purposes may be considered speculative. When the Fund invests in a derivative instrument, the future exposure is potentially unlimited. The value of a derivative instrument will depend on the ability and the willingness of the Fund’s derivative counterparty to perform its obligations under the transaction. A liquid secondary market may not always exist for the Fund’s derivative positions at any time and may impact the Fund’s ability to establish fair market value of a derivative transaction and close out derivative positions. Although the use of derivatives is intended to

391

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

complement the Fund’s performance, it may instead reduce returns and increase volatility. The measurement of the risks associated with derivative instruments is meaningful only when all related and offsetting transactions are considered. The Fund must set aside liquid assets or engage in other appropriate measures to cover its obligations under these derivative instruments.

Certain derivatives, including forward foreign currency contracts and some swap contracts, as applicable, are entered into over the counter (“OTC”) under the terms and conditions of an ISDA Master Agreement, which are separately negotiated with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged or received by the Fund, if any, is noted in the Schedules of Investments. Notional principal amounts are one component used to calculate the amount of exposure to the underlying instrument, but is not the amount delivered under the contract. Accordingly, credit risk is limited to any amounts receivable from the counterparty. To reduce credit risk from potential counterparty default, the Fund enters into swap contracts with counterparties whose creditworthiness has been approved by the Trustees. The Fund bears the market risk arising from any change in index or security values or interest rates.

The following tables summarize the value of the Funds’ derivative instruments as of December 31, 2016, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Currency Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
Forward Foreign Currency Exchange Contracts (a)	$—	$5,021	$—	$—	$—	$5,021
SPDR Bloomberg Barclays International Treasury Bond ETF
Forward Foreign Currency Exchange Contracts (a)	—	28,485	—	—	—	28,485
SPDR Bloomberg Barclays International Corporate Bond ETF
Forward Foreign Currency Exchange Contracts (a)	—	1,893	—	—	—	1,893

(a)	Unrealized appreciation on forward foreign currency exchange contracts.

392

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Currency Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays International Corporate Bond ETF
Forward Foreign Currency Exchange Contracts (a)	$—	$29,409	$—	$—	$—	$29,409

(a)	Unrealized depreciation on forward foreign currency exchange contracts.

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Currency Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Citi International Government Inflation-Protected Bond ETF
Forward Foreign Currency Exchange Contracts (a)	$—	$(136,206)	$—	$—	$—	$(136,206)
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
Forward Foreign Currency Exchange Contracts (a)	—	227,886	—	—	—	227,886
SPDR Bloomberg Barclays International Treasury Bond ETF
Forward Foreign Currency Exchange Contracts (a)	—	1,194,126	—	—	—	1,194,126
SPDR Bloomberg Barclays High Yield Bond ETF
Swap Contracts (b)	—	—	70,794	—	—	70,794
SPDR Bloomberg Barclays International Corporate Bond ETF
Forward Foreign Currency Exchange Contracts (a)	—	(20,062)	—	—	—	(20,062)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts (a)	—	(30,161)	—	—	—	(30,161)

(a)	Net realized gain (loss) on forward foreign currency exchange contracts.
(b)	Net realized gain (loss) on swap contracts.

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Currency Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
Forward Foreign Currency Exchange Contracts (a)	$—	$(175,459)	$—	$—	$—	$(175,459)
SPDR Bloomberg Barclays International Treasury Bond ETF
Forward Foreign Currency Exchange Contracts (a)	—	(855,860)	—	—	—	(855,860)
SPDR Bloomberg Barclays International Corporate Bond ETF
Forward Foreign Currency Exchange Contracts (a)	—	(10,541)	—	—	—	(10,541)

(a)	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

For financial reporting purposes, the Funds do not offset derivative assets or liabilities, including those that may be subject to an enforceable Foreign Exchange Master Agreement that allows for net settlement between counterparties, on

393

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

their Statements of Assets and Liabilities. The following tables set forth the Funds’ net exposure to derivative assets and liabilities available for offset and net of collateral at December 31, 2016:

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A	$5,021	$—	$—	$5,021

SPDR Bloomberg Barclays International Treasury Bond ETF

Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A	$28,485	$—	$—	$28,485

SPDR Bloomberg Barclays International Corporate Bond ETF

Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
Barclays Capital	$404	$—	$—	$404
Westpac Banking Corp	1,489	(1,489)	—	—

	$1,893	$(1,489)	$—	$404

Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
Westpac Banking Corp	$(29,409)	$1,489	$—	$(27,920)

Amounts presented on the Schedules of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross.

394

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

5.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

	Annual Rate
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	0.1345%
SPDR Bloomberg Barclays TIPS ETF	0.1500
SPDR Bloomberg Barclays 0-5 Year TIPS ETF	0.1500
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	0.1500
SPDR Bloomberg Barclays Short Term Treasury ETF	0.1000
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	0.1000
SPDR Bloomberg Barclays Long Term Treasury ETF	0.1000
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	0.1200
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	0.1200
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	0.1200
SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF	0.1600
SPDR Bloomberg Barclays Convertible Securities ETF	0.4000
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	0.2000	(a)
SPDR Bloomberg Barclays Aggregate Bond ETF	0.0800
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	0.3000	(b)
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	0.2000
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.5000	(b)
SPDR Citi International Government Inflation-Protected Bond ETF	0.5000
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	0.3500
SPDR Bloomberg Barclays International Treasury Bond ETF	0.5000
SPDR Bloomberg Barclays International Corporate Bond ETF	0.5000
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	0.5000
SPDR Bloomberg Barclays High Yield Bond ETF	0.4000
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	0.4000
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	0.1500
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	0.4000	(b)
SPDR Dorsey Wright Fixed Income Allocation ETF	0.6000

(a)	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses in an amount equal to the acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any).
(b)	The Adviser has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.23%, 0.45% and 0.30% until October 31, 2017 for the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF, SPDR Nuveen S&P High Yield Municipal Bond ETF, and SPDR BofA Merrill Lynch Crossover Corporate Bond ETF, respectively.

The Adviser pays all operating expenses of each Fund other than management fee, distribution fee pursuant to each Fund’s Distribution and Service Plan, if any, brokerage expenses, taxes, interest, the fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

Nuveen Asset Management receives fees from the Advisor for its services as the sub-adviser to the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF, SPDR Nuveen S&P High Yield Municipal Bond ETF from the Adviser.

395

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

State Street Global Advisors Limited receives fees from the Advisor for its services as the sub-adviser to the SPDR Bloomberg Barclays International Corporate Bond ETF, SPDR Bloomberg Barclays International HighYield Bond ETF and SPDR Bloomberg Barclays Emerging Markets Local Bond ETF.

Distribution Fees

State Street Global Markets, LLC (“SSGM” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board has determined that no such payments will be made through at least October 31, 2017, and therefore no such payments have been made.

Other	Transactions with Affiliates — Securities Lending

State Street Corp., an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated November 28, 2007.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio (formerly the State Street Navigator Securities Lending Prime Portfolio), an affiliated money market fund for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2016, are disclosed in the Schedules of Investments.

Due to Custodian

In certain circumstances, the Funds may have cash overdrafts with the custodian. The Due to custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds.

As of December 31, 2016, the SPDR Citi International Government Inflation-Protected Bond ETF, the SPDR Bloomberg Barclays Short Term International Treasury Bond ETF, the SPDR Bloomberg Barclays International Treasury Bond ETF and the SPDR Bloomberg Barclays Emerging Markets Local Bond ETF had cash overdrafts related to related to foreign currency transactions and expense payments.

6.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

396

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

7.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended December 31, 2016, were as follows:

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	$4,921,636,294	$4,922,603,967	$—	$—
SPDR Bloomberg Barclays TIPS ETF	52,685,601	61,061,733	—	—
SPDR Bloomberg Barclays 0-5 Year TIPS ETF	611,861	564,109	—	—
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	4,766,845	4,794,226	—	—
SPDR Bloomberg Barclays Short Term Treasury ETF	49,935,269	24,809,716	—	—
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	58,166,396	57,227,842	—	—
SPDR Bloomberg Barclays Long Term Treasury ETF	31,860,762	30,010,416	—	—
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	47,872,500	80,124,805	1,007,506,357	927,465,027
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	—	—	234,040,960	200,998,612
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	—	—	20,310,276	20,770,117
SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF	—	—	6,694,862	6,453,530
SPDR Bloomberg Barclays Convertible Securities ETF	—	—	664,076,888	365,632,860
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	—	—	759,195,998	658,240,373
SPDR Bloomberg Barclays Aggregate Bond ETF	268,428,127	317,949,387	39,431,134	39,456,658
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	—	—	297,908,901	253,151,834
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	—	—	875,820,901	496,515,916
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	—	93,368,819	27,544,386
SPDR Citi International Government Inflation-Protected Bond ETF	—	—	118,178,555	215,799,818
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	—	—	79,416,771	74,261,087
SPDR Bloomberg Barclays International Treasury Bond ETF	—	—	237,237,076	234,230,857
SPDR Bloomberg Barclays International Corporate Bond ETF	—	—	15,442,374	10,478,226
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	—	—	54,602,535	129,742,797
SPDR Bloomberg Barclays High Yield Bond ETF	—	—	2,784,045,052	2,560,275,421
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	—	4,047,656	771,398,023	819,356,664
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	—	—	108,394,180	77,314,712
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	—	3,504,290	3,717,222
SPDR Dorsey Wright Fixed Income Allocation ETF	—	—	40,427,949	42,598,158

For the period ended December 31, 2016, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	$477,093,898	$789,011,678	$(17,266)
SPDR Bloomberg Barclays TIPS ETF	137,429,454	22,627,071	1,071,048
SPDR Bloomberg Barclays 0-5 Year TIPS ETF	1,955,314	998,603	10,028
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	37,787,190	1,981,251	40,881
SPDR Bloomberg Barclays Short Term Treasury ETF	60,402,205	33,152,527	21,071
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	144,330,577	54,060,790	507,639
SPDR Bloomberg Barclays Long Term Treasury ETF	241,252,540	271,138,670	(4,499,997)

397

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	$319,672,612	$741,241,499	$2,835,548
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	625,201,482	251,813,514	3,930,032
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	70,433,675	15,349,126	(563,842)
SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF	6,281,303	—	—
SPDR Bloomberg Barclays Convertible Securities ETF	598,725,210	147,234,293	14,705,866
SPDR Bloomberg Barclays Aggregate Bond ETF	66,691,077	124,101,842	2,451,347
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	441,678,596	256,691,578	8,356,447
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	107,072,620	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	67,833,873	57,760,962	2,292,321
SPDR Bloomberg Barclays International Treasury Bond ETF	218,239,863	269,119,873	10,188,269
SPDR Bloomberg Barclays International Corporate Bond ETF	37,687,720	40,133,875	(1,839,136)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	11,693,913	55,969,229	(1,453,815)
SPDR Bloomberg Barclays High Yield Bond ETF	5,876,867,394	5,647,162,646	225,477,937
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1,144,438,980	663,937,745	23,471,860
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	160,408,593	7,832,706	41,184
SPDR Dorsey Wright Fixed Income Allocation ETF	21,628,883	23,897,086	122,407

8.	Shareholder Transactions

Each Fund issues and redeems its shares, at net asset value, by each fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash, except for certain funds that invest in TBAs or mortgage backed securities. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes on Net Assets.

9.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2016, SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

398

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

As of December 31, 2016, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	$1,572,978,835	$—	$33,821	$(33,821)
SPDR Bloomberg Barclays TIPS ETF	780,710,963	469,845	6,093,551	(5,623,706)
SPDR Bloomberg Barclays 0-5 Year TIPS ETF	4,907,214	2,678	5,258	(2,580)
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	58,969,444	3,949	602,226	(598,277)
SPDR Bloomberg Barclays Short Term Treasury ETF	146,156,016	79	1,700,542	(1,700,463)
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	533,507,123	—	7,940,382	(7,940,382)
SPDR Bloomberg Barclays Long Term Treasury ETF	389,580,396	477	41,472,675	(41,472,198)
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	3,523,980,666	—	15,703,302	(15,703,302)
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	1,711,455,478	2,149	16,801,227	(16,799,078)
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	198,341,486	—	6,837,159	(6,837,159)
SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF	31,773,781	—	434,442	(434,442)
SPDR Bloomberg Barclays Convertible Securities ETF	3,184,039,202	83,538,893	195,270,216	(111,731,323)
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	347,742,504	19,200	4,434,145	(4,414,945)
SPDR Bloomberg Barclays Aggregate Bond ETF	1,245,846,874	20,261	14,707,006	(14,686,745)
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	2,085,754,515	(408,750)	37,980,949	(38,389,699)
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	3,350,464,601	(20,959)	44,161,722	(44,182,681)
SPDR Nuveen S&P High Yield Municipal Bond ETF	533,927,130	(107,431)	18,655,392	(18,762,823)
SPDR Citi International Government Inflation-Protected Bond ETF	510,148,247	5,120,375	32,380,670	(27,260,295)
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	179,831,326	233,687	8,585,536	(8,351,849)
SPDR Bloomberg Barclays International Treasury Bond ETF	1,594,200,018	2,130,734	151,698,683	(149,567,949)
SPDR Bloomberg Barclays International Corporate Bond ETF	145,604,596	29,848	15,330,658	(15,300,810)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	124,578,471	369,808	11,283,476	(10,913,668)
SPDR Bloomberg Barclays High Yield Bond ETF	12,170,569,515	5,961,260	264,963,306	(259,002,046)
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	3,857,422,666	1,809,308	88,737,878	(86,928,570)
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	739,088,552	—	102,193	(102,193)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	35,376,603	8,308	340,324	(332,016)
SPDR Dorsey Wright Fixed Income Allocation ETF	12,476,638	—	288,697	(288,697)

10.	Securities Lending

Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives

399

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of December 31, 2016, and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2016:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received	Total Collateral Received
SPDR Bloomberg Barclays Short Term Treasury ETF	$2,042,482	$2,080,746	$—	$2,080,746
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	6,493,688	6,615,303	—	6,615,303
SPDR Bloomberg Barclays Long Term Treasury ETF	4,781,853	4,878,981	—	4,878,981
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	6,878,738	7,017,213	—	7,017,213
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	31,766,673	4,598,908	27,764,050	32,362,958
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	2,754,226	114,178	2,687,473	2,801,651
SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF	1,024,330	401,508	641,978	1,043,486
SPDR Bloomberg Barclays Convertible Securities ETF	74,709,894	73,936,791	3,080,500	77,017,291
SPDR Bloomberg Barclays Aggregate Bond ETF	13,804,304	5,494,773	8,562,123	14,056,896
SPDR Bloomberg Barclays High Yield Bond ETF	1,008,767,460	245,150,575	784,181,863	1,029,332,438
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	311,105,087	145,046,124	172,159,915	317,206,039
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	6,504,296	2,035,308	4,604,195	6,639,503
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	154,326	157,415	—	157,415

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2016:

SPDR Bloomberg Barclays Short Term Treasury ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Treasury Obligations	$2,080,746	$—	$—	$—	$2,080,746

Total Borrowings	$2,080,746	$—	$—	$—	$2,080,746

Gross amount of recognized liabilities for securities lending transactions					$2,080,746

400

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

SPDR Bloomberg Barclays Intermediate Term Treasury ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Treasury Obligations	$6,615,303	$—	$—	$—	$6,615,303

Total Borrowings	$6,615,303	$—	$—	$—	$6,615,303

Gross amount of recognized liabilities for securities lending transactions					$6,615,303

SPDR Bloomberg Barclays Long Term Treasury ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Treasury Obligations	$4,878,981	$—	$—	$—	$4,878,981

Total Borrowings	$4,878,981	$—	$—	$—	$4,878,981

Gross amount of recognized liabilities for securities lending transactions					$4,878,981

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$7,017,213	$—	$—	$—	$7,017,213

Total Borrowings	$7,017,213	$—	$—	$—	$7,017,213

Gross amount of recognized liabilities for securities lending transactions					$7,017,213

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$4,598,908	$—	$—	$—	$4,598,908

Total Borrowings	$4,598,908	$—	$—	$—	$4,598,908

Gross amount of recognized liabilities for securities lending transactions					$4,598,908

401

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$114,178	$—	$—	$—	$114,178

Total Borrowings	$114,178	$—	$—	$—	$114,178

Gross amount of recognized liabilities for securities lending transactions					$114,178

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$401,508	$—	$—	$—	$401,508

Total Borrowings	$401,508	$—	$—	$—	$401,508

Gross amount of recognized liabilities for securities lending transactions					$401,508

SPDR Bloomberg Barclays Convertible Securities ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Convertible Preferred Stocks	$20,126,720	$—	$—	$—	$20,126,720
Corporate Bonds & Notes	53,810,071	—	—	—	53,810,071

Total	$73,936,791	$—	$—	$—	$73,936,791

Total Borrowings	$73,936,791	$—	$—	$—	$73,936,791

Gross amount of recognized liabilities for securities lending transactions					$73,936,791

402

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

SPDR Bloomberg Barclays Aggregate Bond ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$1,425,996	$—	$—	$—	$1,425,996
Foreign Government Obligations	—	—	—	—	—
U.S. Government Agency Obligations	1,435,664	—	—	—	1,435,664
U.S. Treasury Obligations	2,633,113	—	—	—	2,633,113

Total	$5,494,773	$—	$—	$—	$5,494,773

Total Borrowings	$5,494,773	$—	$—	$—	$5,494,773

Gross amount of recognized liabilities for securities lending transactions					$5,494,773

SPDR Bloomberg Barclays High Yield Bond ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$245,150,575	$—	$—	$—	$245,150,575

Total Borrowings	$245,150,575	$—	$—	$—	$245,150,575

Gross amount of recognized liabilities for securities lending transactions					$245,150,575

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$28,345	$—	$—	$—	$28,345
Corporate Bonds & Notes	145,017,779	—	—	—	145,017,779

Total	$145,046,124	$—	$—	$—	$145,046,124

Total Borrowings	$145,046,124	$—	$—	$—	$145,046,124

Gross amount of recognized liabilities for securities lending transactions					$145,046,124

403

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$2,035,308	$—	$—	$—	$2,035,308

Total Borrowings	$2,035,308	$—	$—	$—	$2,035,308

Gross amount of recognized liabilities for securities lending transactions					$2,035,308

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$157,415	$—	$—	$—	$157,415

Total Borrowings	$157,415	$—	$—	$—	$157,415

Gross amount of recognized liabilities for securities lending transactions					$157,415

11.	Line of Credit

Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires October 12, 2017, unless extended or renewed. Prior to October 13, 2016, the Participants could borrow up to $360 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreements. The following Funds participate in the credit facility:

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SPDR Bloomberg Barclays Convertible Securities ETF

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SPDR Bloomberg Barclays Aggregate Bond ETF

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SPDR Nuveen S&P High Yield Municipal Bond ETF

SPDR Citi International Government Inflation-Protected Bond ETF

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SPDR Bloomberg Barclays International Treasury Bond ETF

SPDR Bloomberg Barclays International Corporate Bond ETF

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SPDR Bloomberg Barclays High Yield Bond ETF

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

404

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate. Prior to October 13, 2016, interest was calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%. The Funds had no outstanding loans during the period ended December 31, 2016.

Interest Expense

The Funds may incur interest expense on cash overdrafts at the custodian or from the use of the line of credit. Interest expense incurred, if any, for the period ended December 31, 2016, is reflected on the Statements of Operations.

12.	Risks

Concentration of Risk

As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.

Foreign and Emerging Markets Risk

Investing in foreign markets involve risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fundinvests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

13.	Stock Splits

The Board authorized a 2-for-1 share split for the SPDR Bloomberg Barclays International Treasury Bond ETF effective after the close of trading on September 29, 2016 for shareholders of record on September 26, 2016. The impact of the stock split was to increase the number of shares outstanding by a factor of 2, while decreasing the NAV per share by a factor of 2, resulting in no effect to the net assets of the aforementioned Fund. The financial statements and financial highlights of the aforementioned Fund has been adjusted to reflect the stock splits.

The Board authorized a 1-for-2 reverse stock split for the SPDR Nuveen Barclays Municipal Bond ETF and SPDR Nuveen Barclays Short Term Municipal Bond ETF effective after the close of trading on March 14, 2016, for the shareholders of record on March 15, 2016. The impact of the reverse stock split was to decrease the number of shares outstanding by a factor of two, while increasing the net asset value of shares outstanding by a factor of two, resulting in no effect to the net assets of the Fund. The financial statements and financial highlights for the Funds have been adjusted to reflect the reverse stock split.

14.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

405

SPDR SERIES TRUST

OTHER INFORMATION

December 31, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2016 to December 31, 2016.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	0.14%	$1,000.70	$0.71	$1,024.50	$0.71
SPDR Bloomberg Barclays TIPS ETF	0.15	983.40	0.75	1,024.40	0.77
SPDR Bloomberg Barclays 0-5 Year TIPS ETF	0.16	1,000.60	0.81	1,024.40	0.82
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	0.15	990.10	0.75	1,024.40	0.77
SPDR Bloomberg Barclays Short Term Treasury ETF	0.10	985.90	0.50	1,024.70	0.51
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	0.10	974.40	0.50	1,024.70	0.51
SPDR Bloomberg Barclays Long Term Treasury ETF	0.10	879.80	0.47	1,024.70	0.51
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	0.12	1,000.30	0.61	1,024.60	0.61
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	0.12	990.30	0.60	1,024.60	0.61
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	0.12	973.00	0.60	1,024.60	0.61

406

SPDR SERIES TRUST

OTHER INFORMATION (continued)

December 31, 2016 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF	0.16%	$985.70	$0.80	$1,024.40	$0.82
SPDR Bloomberg Barclays Convertible Securities ETF	0.40	1,073.30	2.09	1,023.20	2.04
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	0.18	983.70	0.90	1,024.30	0.92
SPDR Bloomberg Barclays Aggregate Bond ETF	0.08	974.00	0.40	1,024.80	0.41
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	0.23	951.20	1.13	1,024.00	1.17
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	0.20	981.80	1.00	1,024.20	1.02
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.45	955.60	2.22	1,022.90	2.29
SPDR Citi International Government Inflation-Protected Bond ETF	0.50	965.70	2.48	1,022.70	2.55
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	0.35	932.30	1.70	1,023.40	1.79
SPDR Bloomberg Barclays International Treasury Bond ETF	0.51	907.90	2.42	1,022.30	2.56
SPDR Bloomberg Barclays International Corporate Bond ETF	0.50	948.50	2.46	1,022.70	2.55
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	0.50	958.40	2.47	1,022.70	2.55
SPDR Bloomberg Barclays High Yield Bond ETF	0.40	1,068.20	2.09	1,023.20	2.04
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	0.40	1,066.70	2.08	1,023.20	2.04
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	0.15	1,009.20	0.76	1,024.40	0.77
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	0.30	1,022.80	1.53	1,023.70	1.53
SPDR Dorsey Wright Fixed Income Allocation ETF	0.25	966.20	1.24	1,023.90	1.28

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the net asset value of the Fund during the past calendar year can be found at http://www.spdrs.com.

407

SPDR SERIES TRUST

OTHER INFORMATION (continued)

December 31, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission, at www.sec.gov.

Information regarding how the investment adviser voted for the most recent period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Funds’ website at www.spdrs.com.

408

SPDR Series Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Bruce S. Rosenberg, Treasurer

Ann Carpenter, Vice President; Deputy Treasurer

Michael P. Riley, Vice President

Chad C. Hallett, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Dan Foley, Assistant Treasurer

Christopher A. Madden, Secretary

Patricia A. Morisette, Assistant Secretary

Brian Harris, Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer

Joshua A. Weinberg, Chief Legal Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor

State Street Global Markets, LLC

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

111 Pennsylvania Avenue NW

Washington, DC 20006

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

SPDR® Series Trust – Fixed Income Funds

For more complete information, please call 866.787.2257 or

visit www.spdrs.com today.

ssga.com   |   spdrs.com

State Street Global Advisors, State Street Financial Center, One Lincoln Street, Boston, MA 02111

ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.

Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.

Barclays is a trademark of Barclays, the investment banking division of Barclays Bank PLC (“Barclays”) and has been licensed for use in connection with the listing and trading of the SPDR Barclays ETFs. The products are not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in them.

CITI Disclaimer:

“CITI” is a registered trademark and service mark of Citigroup Inc. or its affiliates, and used under license for certain purposes by State Street Global Advisors (“Licensee”). The SPDR Citi International Government Inflation-Protected Bond ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Citigroup Index LLC (“Citigroup Index”) or any of its affiliates (collectively with Citigroup Index, “Citigroup”). Citigroup Index makes no representation or warranty, express or implied, to the owners or prospective owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Fund to track the price and yield performance of the Citi International Inflation-Linked Securities Select Index or the ability of the Citi International Inflation-Linked Securities Select Index to track general bond market performance. Citigroup Index’s only relationship to State Street Global Advisors is the licensing of certain information, data, trademarks and trade names of Citigroup. The Citi International Inflation-Linked Securities Select Index is determined, composed and calculated by Citigroup Index without regard to Licensee or the Fund. Citigroup Index has no obligation to take the needs of Licensee or the owners or prospective owners of the Fund into consideration in determining, composing or calculating the Citi International Inflation-Linked Securities Select Index. Citigroup Index is not responsible for and has not participated in the determination of the prices and amount of the shares to be issued by the Fund or the timing of the issuance or sale of the shares to be issued by the Fund or in the determination or calculation of the equation by which the shares to be issued by the Fund are to be converted into cash. Citigroup Index has no obligation or liability in connection with the administration, marketing or trading of the Fund.

CITIGROUP INDEX DOES NOT GUARANTEE THE ACCURACY OR COMPLETENESS OF THE CITI INTERNATIONAL INFLATION-LINKED SECURITIES SELECT INDEX OR ANY DATA INCLUDED THEREIN, OR FOR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO, AND CITIGROUP INDEX SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. CITIGROUP INDEX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OR PROSPECTIVE OWNERS OF SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE CITI INTERNATIONAL INFLATION-LINKED SECURITIES SELECT INDEX OR ANY DATA INCLUDED THEREIN. CITIGROUP INDEX MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CITI INTERNATIONAL INFLATION-LINKED SECURITIES SELECT INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CITIGROUP HAVE ANY LIABILITY FOR ANY DIRECT, SPECIAL, PUNITIVE, INDIRECT, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

BofA Merrill Disclaimer:

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofA Merrill Lynch”) indices and related information, the name “BofA Merrill Lynch”, and related trademarks, are intellectual property licensed from BofA Merrill Lynch, and may not be copied, used, or distributed without BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by BofA Merrill Lynch. BOFA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

Dorsey Wright Disclaimer:

Dorsey Wright & Associates, LLC (collectively with its parent companies and affiliates, “Dorsey Wright”) licenses to State Street Global Advisors (“SSGA”) certain Dorsey Wright trademarks and trade names, and the Dorsey Wright Fixed Income Allocation Index (“Index”), for use by SSGA. Such trademarks, trade names and Index have been created and developed by Dorsey Wright without regard to and independently of SSGA, its business, its development of this Product, and/or any prospective investor. SSGA has arranged with Dorsey Wright to license the Index for possible inclusion in products which SSGA independently develops and promotes. The licensing of any Index to SSGA is not an offer to purchase or sell, or a solicitation or an offer to buy any securities. A determination that any portion of an investor’s portfolio should be devoted to any product developed by SSGA with reference to a Dorsey Wright index is a determination made solely by the investment advisor serving the investor or the investor himself, not Dorsey Wright or SSGA.

Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.

SSGA Funds Management has retained Nuveen Asset Management as the sub-adviser for the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF and SPDR Nuveen S&P High Yield Municipal Bond ETF.

Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.

Not FDIC Insured. No Bank Guarantee. May Lose Value.

State Street Global Advisors	© 2016 State Street Corporation - All Rights Reserved SPDRFISAR

Semi-Annual Report

31 December 2016

SPDR® Series Trust – Equity Funds

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)

The information in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR RUSSELL 3000 ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	APPLE, INC.	MICROSOFT CORP.	EXXON MOBIL CORP.	JOHNSON & JOHNSON	JPMORGAN CHASE & CO.
MARKET VALUE	$10,389,054	7,736,306	6,157,266	5,202,308	5,169,202
% OF NET ASSETS	2.7	2.0	1.6	1.4	1.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Banks	6.9%
Oil, Gas & Consumable Fuels	5.8
Pharmaceuticals	4.3
Software	4.3
Real Estate Investment Trusts (REITs)	4.0
Internet Software & Services	3.8
IT Services	3.7
Semiconductors & Semiconductor Equipment	3.2
Technology Hardware, Storage & Peripherals	3.2
Insurance	3.0
Media	3.0
Biotechnology	2.9
Capital Markets	2.8
Health Care Equipment & Supplies	2.5
Health Care Providers & Services	2.4
Specialty Retail	2.4
Diversified Telecommunication Services	2.3
Industrial Conglomerates	2.2
Aerospace & Defense	2.1
Chemicals	2.1
Hotels, Restaurants & Leisure	2.0
Internet & Catalog Retail	2.0
Machinery	1.9
Electric Utilities	1.8
Food & Staples Retailing	1.8
Beverages	1.7
Food Products	1.6
Household Products	1.5
Diversified Financial Services	1.4
Tobacco	1.4
Energy Equipment & Services	1.2
Communications Equipment	1.1
Multi-Utilities	1.0
Road & Rail	0.9
Consumer Finance	0.8
Air Freight & Logistics	0.7
Airlines	0.7
INDUSTRY	% OF NET ASSETS
Electronic Equipment, Instruments & Components	0.7
Life Sciences Tools & Services	0.7
Textiles, Apparel & Luxury Goods	0.7
Automobiles	0.6
Commercial Services & Supplies	0.6
Building Products	0.5
Containers & Packaging	0.5
Electrical Equipment	0.5
Household Durables	0.5
Metals & Mining	0.5
Multiline Retail	0.5
Professional Services	0.4
Auto Components	0.3
Trading Companies & Distributors	0.3
Construction & Engineering	0.2
Construction Materials	0.2
Diversified Consumer Services	0.2
Gas Utilities	0.2
Personal Products	0.2
Thrifts & Mortgage Finance	0.2
Distributors	0.1
Health Care Technology	0.1
Independent Power Producers & Energy Traders	0.1
Leisure Equipment & Products	0.1
Paper & Forest Products	0.1
Real Estate Management & Development	0.1
Water Utilities	0.1
Wireless Telecommunication Services	0.1
Equity Real Estate Investment Trusts (REITs)	0.0	**
Marine	0.0	**
Mortgage Real Estate Investment	0.0	**
Transportation Infrastructure	0.0	**
Short-Term Investments	0.5
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR RUSSELL 1000 ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	APPLE, INC.	MICROSOFT CORP.	EXXON MOBIL CORP.	JOHNSON & JOHNSON	JPMORGAN CHASE & CO.
MARKET VALUE	$3,391,557	2,513,004	2,010,180	1,690,476	1,683,949
% OF NET ASSETS	2.9	2.2	1.7	1.5	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Banks	6.6%
Oil, Gas & Consumable Fuels	6.1
Pharmaceuticals	4.5
Software	4.3
Internet Software & Services	3.9
IT Services	3.8
Real Estate Investment Trusts (REITs)	3.6
Technology Hardware, Storage & Peripherals	3.4
Media	3.2
Insurance	3.1
Semiconductors & Semiconductor Equipment	3.1
Capital Markets	2.9
Biotechnology	2.8
Diversified Telecommunication Services	2.5
Health Care Providers & Services	2.5
Health Care Equipment & Supplies	2.4
Specialty Retail	2.4
Industrial Conglomerates	2.3
Aerospace & Defense	2.1
Chemicals	2.1
Internet & Catalog Retail	2.1
Beverages	1.9
Food & Staples Retailing	1.9
Hotels, Restaurants & Leisure	1.9
Electric Utilities	1.8
Food Products	1.7
Machinery	1.7
Household Products	1.6
Diversified Financial Services	1.5
Tobacco	1.5
Energy Equipment & Services	1.2
Communications Equipment	1.1
Multi-Utilities	1.0
Consumer Finance	0.9
Road & Rail	0.9
Air Freight & Logistics	0.7
Airlines	0.7
INDUSTRY	% OF NET ASSETS
Life Sciences Tools & Services	0.7
Textiles, Apparel & Luxury Goods	0.7
Automobiles	0.6
Containers & Packaging	0.5
Electrical Equipment	0.5
Electronic Equipment, Instruments & Components	0.5
Household Durables	0.5
Multiline Retail	0.5
Building Products	0.4
Commercial Services & Supplies	0.4
Metals & Mining	0.4
Auto Components	0.3
Professional Services	0.3
Trading Companies & Distributors	0.3
Construction & Engineering	0.2
Construction Materials	0.2
Personal Products	0.2
Distributors	0.1
Diversified Consumer Services	0.1
Gas Utilities	0.1
Health Care Technology	0.1
Independent Power Producers & Energy Traders	0.1
Leisure Equipment & Products	0.1
Real Estate Management & Development	0.1
Water Utilities	0.1
Wireless Telecommunication Services	0.1
Equity Real Estate Investment Trusts (REITs)	0.0	**
Marine	0.0	**
Mortgage Real Estate Investment	0.0	**
Paper & Forest Products	0.0	**
Thrifts & Mortgage Finance	0.0	**
Transportation Infrastructure	0.0	**
Short-Term Investments	0.2
Liabilities in Excess of Other Assets	(0.0	)**
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR RUSSELL 2000 ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	ADVANCED MICRO DEVICES, INC.	MICROSEMI CORP.	PROSPERITY BANCSHARES, INC.	WEBSTER FINANCIAL CORP.	BANK OF THE OZARKS, INC.
MARKET VALUE	$708,466	533,008	436,853	419,856	394,057
% OF NET ASSETS	0.4	0.3	0.3	0.3	0.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Banks	11.9%
Real Estate Investment Trusts (REITs)	8.2
Biotechnology	4.2
Semiconductors & Semiconductor Equipment	3.9
Machinery	3.7
Software	3.6
Health Care Equipment & Supplies	3.1
Hotels, Restaurants & Leisure	3.1
Electronic Equipment, Instruments & Components	2.9
Chemicals	2.5
Commercial Services & Supplies	2.5
Insurance	2.4
Specialty Retail	2.4
Thrifts & Mortgage Finance	2.4
Oil, Gas & Consumable Fuels	2.3
Internet Software & Services	2.2
Health Care Providers & Services	2.1
IT Services	2.0
Communications Equipment	1.8
Aerospace & Defense	1.6
Pharmaceuticals	1.6
Media	1.5
Capital Markets	1.4
Food Products	1.4
Professional Services	1.4
Auto Components	1.3
Household Durables	1.3
Metals & Mining	1.3
Building Products	1.2
Energy Equipment & Services	1.2
Gas Utilities	1.2
Diversified Consumer Services	1.1
Electric Utilities	1.1
Trading Companies & Distributors	1.1
Construction & Engineering	1.0
Textiles, Apparel & Luxury Goods	0.8
Electrical Equipment	0.7
INDUSTRY	% OF NET ASSETS
Air Freight & Logistics	0.6
Consumer Finance	0.6
Diversified Telecommunication Services	0.6
Food & Staples Retailing	0.6
Internet & Catalog Retail	0.6
Life Sciences Tools & Services	0.6
Paper & Forest Products	0.6
Health Care Technology	0.5
Independent Power Producers & Energy Traders	0.5
Multi-Utilities	0.5
Real Estate Management & Development	0.5
Road & Rail	0.5
Technology Hardware, Storage & Peripherals	0.5
Airlines	0.4
Construction Materials	0.3
Household Products	0.3
Personal Products	0.3
Water Utilities	0.3
Beverages	0.2
Containers & Packaging	0.2
Equity Real Estate Investment Trusts (REITs)	0.2
Leisure Equipment & Products	0.2
Multiline Retail	0.2
Tobacco	0.2
Distributors	0.1
Diversified Financial Services	0.1
Marine	0.1
Wireless Telecommunication Services	0.1
Automobiles	0.0 **
Industrial Conglomerates	0.0 **
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(2.3)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR RUSSELL 1000 YIELD FOCUS ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	WESTERN DIGITAL CORP.	CUMMINS, INC.	SYMANTEC CORP.	LYONDELLBASELL INDUSTRIES NV CLASS A	VALERO ENERGY CORP.
MARKET VALUE	$6,665,555	5,989,836	5,087,638	5,030,054	4,444,626
% OF NET ASSETS	1.8	1.6	1.3	1.3	1.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Real Estate Investment Trusts (REITs)	9.2%
Insurance	5.5
Electric Utilities	5.0
Specialty Retail	4.9
Machinery	4.3
Chemicals	4.2
Oil, Gas & Consumable Fuels	3.9
Multi-Utilities	3.7
Multiline Retail	3.5
Hotels, Restaurants & Leisure	3.4
Capital Markets	3.3
Technology Hardware, Storage & Peripherals	3.1
Containers & Packaging	2.9
Energy Equipment & Services	2.9
Semiconductors & Semiconductor Equipment	2.8
IT Services	2.6
Electrical Equipment	2.5
Media	2.5
Metals & Mining	2.3
Food Products	1.9
Household Durables	1.8
Banks	1.6
Software	1.6
Diversified Telecommunication Services	1.5
Electronic Equipment, Instruments & Components	1.5
Health Care Providers & Services	1.4
Trading Companies & Distributors	1.3
Leisure Equipment & Products	1.2
Automobiles	1.1
INDUSTRY	% OF NET ASSETS
Textiles, Apparel & Luxury Goods	1.1
Commercial Services & Supplies	1.0
Communications Equipment	0.9
Distributors	0.9
Air Freight & Logistics	0.8
Professional Services	0.8
Road & Rail	0.8
Independent Power Producers & Energy Traders	0.7
Airlines	0.5
Construction & Engineering	0.5
Diversified Consumer Services	0.5
Health Care Equipment & Supplies	0.5
Food & Staples Retailing	0.4
Gas Utilities	0.4
Auto Components	0.3
Consumer Finance	0.3
Equity Real Estate Investment Trusts (REITs)	0.3
Household Products	0.3
Mortgage Real Estate Investment	0.2
Paper & Forest Products	0.2
Personal Products	0.2
Wireless Telecommunication Services	0.2
Aerospace & Defense	0.1
Building Products	0.1
Internet Software & Services	0.1
Transportation Infrastructure	0.1
Water Utilities	0.1
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	BEST BUY CO., INC.	HP, INC.	SYMANTEC CORP.	SYSCO CORP.	MICHAEL KORS HOLDINGS, LTD.
MARKET VALUE	$4,088,895	4,059,452	2,950,630	2,582,125	2,130,905
% OF NET ASSETS	1.0	1.0	0.7	0.7	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Insurance	6.0%
Machinery	5.3
Specialty Retail	5.1
Electric Utilities	3.2
Real Estate Investment Trusts (REITs)	3.2
Semiconductors & Semiconductor Equipment	3.2
Capital Markets	3.1
Chemicals	3.1
Food Products	3.1
Hotels, Restaurants & Leisure	3.1
Health Care Providers & Services	2.9
Software	2.8
IT Services	2.7
Aerospace & Defense	2.4
Multi-Utilities	2.4
Airlines	2.3
Media	2.3
Oil, Gas & Consumable Fuels	2.3
Health Care Equipment & Supplies	2.2
Multiline Retail	2.1
Banks	2.0
Containers & Packaging	2.0
Metals & Mining	2.0
Technology Hardware, Storage & Peripherals	1.9
Road & Rail	1.8
Electronic Equipment, Instruments & Components	1.7
Textiles, Apparel & Luxury Goods	1.7
Household Durables	1.6
Trading Companies & Distributors	1.6
Construction & Engineering	1.5
Energy Equipment & Services	1.5
Communications Equipment	1.3
Food & Staples Retailing	1.3
Auto Components	1.1
Commercial Services & Supplies	0.9
Consumer Finance	0.9
Air Freight & Logistics	0.8
INDUSTRY	% OF NET ASSETS
Building Products	0.8
Distributors	0.8
Electrical Equipment	0.8
Life Sciences Tools & Services	0.8
Automobiles	0.7
Diversified Telecommunication Services	0.7
Leisure Equipment & Products	0.7
Internet Software & Services	0.6
Gas Utilities	0.5
Professional Services	0.5
Household Products	0.4
Independent Power Producers & Energy Traders	0.4
Industrial Conglomerates	0.4
Internet & Catalog Retail	0.4
Personal Products	0.4
Beverages	0.3
Biotechnology	0.3
Construction Materials	0.3
Wireless Telecommunication Services	0.3
Marine	0.2
Pharmaceuticals	0.2
Water Utilities	0.2
Diversified Consumer Services	0.1
Diversified Financial Services	0.1
Equity Real Estate Investment Trusts (REITs)	0.1
Health Care Technology	0.1
Mortgage Real Estate Investment	0.1
Paper & Forest Products	0.1
Real Estate Management & Development	0.1
Tobacco	0.1
Transportation Infrastructure	0.0	**
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.0	**
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	SYMANTEC CORP.	GENUINE PARTS CO.	TARGET CORP.	PROGRESSIVE CORP.	AMDOCS, LTD.
MARKET VALUE	$4,399,797	3,811,091	3,717,967	3,335,331	3,297,591
% OF NET ASSETS	1.1	0.9	0.9	0.8	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Insurance	10.2%
Health Care Providers & Services	5.5
Specialty Retail	5.2
Real Estate Investment Trusts (REITs)	4.7
IT Services	4.4
Machinery	4.4
Electric Utilities	4.1
Capital Markets	3.7
Food Products	3.7
Hotels, Restaurants & Leisure	3.2
Multi-Utilities	3.2
Containers & Packaging	3.0
Multiline Retail	2.6
Chemicals	2.5
Media	2.5
Software	2.5
Aerospace & Defense	2.2
Semiconductors & Semiconductor Equipment	2.2
Health Care Equipment & Supplies	1.8
Life Sciences Tools & Services	1.4
Commercial Services & Supplies	1.3
Distributors	1.3
Electrical Equipment	1.3
Electronic Equipment, Instruments & Components	1.3
Road & Rail	1.3
Trading Companies & Distributors	1.3
Air Freight & Logistics	1.1
Auto Components	1.0
Construction & Engineering	1.0
Consumer Finance	1.0
Household Durables	1.0
Airlines	0.9
Communications Equipment	0.9
Household Products	0.9
Professional Services	0.9
Textiles, Apparel & Luxury Goods	0.9
Food & Staples Retailing	0.8
Banks	0.7
Internet Software & Services	0.7
Metals & Mining	0.7
Beverages	0.6
Diversified Consumer Services	0.6
Leisure Equipment & Products	0.6
Diversified Telecommunication Services	0.5
Gas Utilities	0.5
Automobiles	0.4
Energy Equipment & Services	0.4
Technology Hardware, Storage & Peripherals	0.4
Building Products	0.3
Independent Power Producers & Energy Traders	0.3
Personal Products	0.3
Real Estate Management & Development	0.3
Water Utilities	0.3
Equity Real Estate Investment Trusts (REITs)	0.2
Industrial Conglomerates	0.2
Marine	0.2
Wireless Telecommunication Services	0.2
Mortgage Real Estate Investment	0.1
Paper & Forest Products	0.1
Oil, Gas & Consumable Fuels	0.0 **
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P 500 BUYBACK ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	NVIDIA CORP.	GOLDMAN SACHS GROUP, INC.	UNITED RENTALS, INC.	UNITED CONTINENTAL HOLDINGS, INC.	LINCOLN NATIONAL CORP.
MARKET VALUE	$117,307	101,767	101,673	99,335	98,212
% OF NET ASSETS	1.5	1.3	1.3	1.3	1.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Insurance	10.1%
Specialty Retail	7.8
Airlines	5.8
Aerospace & Defense	5.1
Hotels, Restaurants & Leisure	4.9
Software	4.7
Consumer Finance	4.6
Semiconductors & Semiconductor Equipment	4.4
Multiline Retail	3.8
Capital Markets	3.5
Media	3.1
Technology Hardware, Storage & Peripherals	3.0
IT Services	2.7
Trading Companies & Distributors	2.3
Communications Equipment	2.2
Air Freight & Logistics	2.0
Electronic Equipment, Instruments & Components	2.0
Food & Staples Retailing	2.0
Biotechnology	1.9
Chemicals	1.9
Commercial Services & Supplies	1.8
Containers & Packaging	1.8
Health Care Equipment & Supplies	1.8
Health Care Providers & Services	1.8
Real Estate Investment Trusts (REITs)	1.7
Textiles, Apparel & Luxury Goods	1.7
Food Products	1.6
Construction Materials	1.2
Oil, Gas & Consumable Fuels	1.2
Automobiles	1.1
Construction & Engineering	1.1
Industrial Conglomerates	1.0
Building Products	0.9
Diversified Consumer Services	0.9
Internet Software & Services	0.9
Beverages	0.8
Personal Products	0.7
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P 500 GROWTH ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	APPLE, INC.	MICROSOFT CORP.	AMAZON.COM, INC.	FACEBOOK, INC. CLASS A	ALPHABET, INC. CLASS A
MARKET VALUE	$40,657,453	31,803,749	19,457,627	17,730,816	15,425,039
% OF NET ASSETS	6.0	4.7	2.9	2.6	2.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Internet Software & Services	7.5%
Software	7.5
Technology Hardware, Storage & Peripherals	6.1
IT Services	6.0
Semiconductors & Semiconductor Equipment	5.1
Pharmaceuticals	5.0
Biotechnology	4.6
Media	4.6
Internet & Catalog Retail	4.3
Real Estate Investment Trusts (REITs)	3.9
Specialty Retail	3.8
Aerospace & Defense	2.6
Industrial Conglomerates	2.6
Health Care Providers & Services	2.5
Tobacco	2.5
Health Care Equipment & Supplies	2.4
Oil, Gas & Consumable Fuels	2.3
Hotels, Restaurants & Leisure	2.2
Beverages	2.1
Capital Markets	2.1
Household Products	1.8
Machinery	1.8
Chemicals	1.6
Air Freight & Logistics	1.3
Diversified Telecommunication Services	1.2
Energy Equipment & Services	0.9
Road & Rail	0.9
Insurance	0.8
Banks	0.7
Life Sciences Tools & Services	0.7
Airlines	0.6
Consumer Finance	0.6
Electronic Equipment, Instruments & Components	0.6
Food Products	0.6
Textiles, Apparel & Luxury Goods	0.6
Commercial Services & Supplies	0.5
Communications Equipment	0.4
Electrical Equipment	0.4
Household Durables	0.4
Metals & Mining	0.4
Multi-Utilities	0.4
Multiline Retail	0.4
Professional Services	0.4
Construction Materials	0.3
Electric Utilities	0.3
Trading Companies & Distributors	0.3
Building Products	0.2
Food & Staples Retailing	0.2
Automobiles	0.1
Construction & Engineering	0.1
Containers & Packaging	0.1
Distributors	0.1
Health Care Technology	0.1
Leisure Equipment & Products	0.1
Personal Products	0.1
Water Utilities	0.1
Real Estate Management & Development	0.0 **
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P 500 VALUE ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	EXXON MOBIL CORP.	BERKSHIRE HATHAWAY, INC. CLASS B	JPMORGAN CHASE & CO.	AT&T, INC.	WELLS FARGO & CO.
MARKET VALUE	$11,993,207	9,912,606	9,900,138	8,372,881	7,986,211
% OF NET ASSETS	4.1	3.4	3.4	2.9	2.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Banks	13.5%
Oil, Gas & Consumable Fuels	11.0
Pharmaceuticals	5.2
Insurance	5.0
Diversified Telecommunication Services	4.3
Food & Staples Retailing	4.2
Electric Utilities	3.8
Capital Markets	3.6
Diversified Financial Services	3.5
Food Products	2.7
Health Care Providers & Services	2.7
Chemicals	2.6
Health Care Equipment & Supplies	2.5
Industrial Conglomerates	2.5
Beverages	2.0
Household Products	1.9
Aerospace & Defense	1.8
Multi-Utilities	1.8
Communications Equipment	1.7
Real Estate Investment Trusts (REITs)	1.7
Energy Equipment & Services	1.5
Semiconductors & Semiconductor Equipment	1.4
Media	1.3
Consumer Finance	1.2
Automobiles	1.1
Machinery	1.1
Technology Hardware, Storage & Peripherals	1.1
IT Services	1.0
Road & Rail	0.9
Specialty Retail	0.9
Hotels, Restaurants & Leisure	0.8
Software	0.8
Airlines	0.7
Electrical Equipment	0.7
Multiline Retail	0.7
Textiles, Apparel & Luxury Goods	0.7
Tobacco	0.7
Biotechnology	0.6
Containers & Packaging	0.6
Household Durables	0.6
Internet Software & Services	0.6
Building Products	0.5
Life Sciences Tools & Services	0.5
Auto Components	0.4
Distributors	0.2
Electronic Equipment, Instruments & Components	0.2
Metals & Mining	0.2
Air Freight & Logistics	0.1
Commercial Services & Supplies	0.1
Construction & Engineering	0.1
Diversified Consumer Services	0.1
Independent Power Producers & Energy Traders	0.1
Personal Products	0.1
Professional Services	0.1
Real Estate Management & Development	0.1
Internet & Catalog Retail	0.0	**
Leisure Equipment & Products	0.0	**
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P 500 HIGH DIVIDEND ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	PRUDENTIAL FINANCIAL, INC.	VALERO ENERGY CORP.	BEST BUY CO., INC.	WESTERN DIGITAL CORP.	PRINCIPAL FINANCIAL GROUP, INC.
MARKET VALUE	$1,581,400	1,576,962	1,528,482	1,493,065	1,491,284
% OF NET ASSETS	1.7	1.7	1.6	1.6	1.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Real Estate Investment Trusts (REITs)	11.7%
Oil, Gas & Consumable Fuels	10.0
Electric Utilities	7.7
Multi-Utilities	5.9
Chemicals	5.5
Specialty Retail	5.1
Insurance	4.8
Technology Hardware, Storage & Peripherals	4.4
Machinery	4.3
Multiline Retail	4.2
Diversified Telecommunication Services	4.1
Containers & Packaging	2.9
Capital Markets	2.7
Electrical Equipment	2.5
Automobiles	2.4
Pharmaceuticals	2.3
Tobacco	2.3
Banks	1.5
Energy Equipment & Services	1.5
Consumer Finance	1.4
Household Durables	1.3
Semiconductors & Semiconductor Equipment	1.3
Biotechnology	1.2
Communications Equipment	1.2
Diversified Consumer Services	1.2
IT Services	1.2
Independent Power Producers & Energy Traders	1.1
Commercial Services & Supplies	1.0
Leisure Equipment & Products	1.0
Textiles, Apparel & Luxury Goods	1.0
Media	0.9
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	APPLE, INC.	MICROSOFT CORP.	JOHNSON & JOHNSON	JPMORGAN CHASE & CO.	BERKSHIRE HATHAWAY, INC. CLASS B
MARKET VALUE	$3,821,133	2,985,703	1,934,491	1,910,633	1,910,615
% OF NET ASSETS	3.4	2.7	1.7	1.7	1.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Banks	7.1%
Pharmaceuticals	5.4
Software	4.6
Internet Software & Services	4.5
Technology Hardware, Storage & Peripherals	4.0
IT Services	3.9
Semiconductors & Semiconductor Equipment	3.5
Media	3.2
Capital Markets	3.0
Insurance	3.0
Biotechnology	2.9
Real Estate Investment Trusts (REITs)	2.9
Diversified Telecommunication Services	2.8
Health Care Providers & Services	2.8
Industrial Conglomerates	2.7
Health Care Equipment & Supplies	2.6
Specialty Retail	2.6
Aerospace & Defense	2.4
Internet & Catalog Retail	2.4
Beverages	2.2
Chemicals	2.2
Food & Staples Retailing	2.2
Household Products	1.9
Tobacco	1.8
Diversified Financial Services	1.7
Electric Utilities	1.7
Food Products	1.7
Hotels, Restaurants & Leisure	1.7
Machinery	1.6
Energy Equipment & Services	1.3
Communications Equipment	1.1
Multi-Utilities	1.1
Oil, Gas & Consumable Fuels	1.1
INDUSTRY	% OF NET ASSETS
Road & Rail	1.0
Consumer Finance	0.9
Air Freight & Logistics	0.8
Airlines	0.7
Textiles, Apparel & Luxury Goods	0.7
Automobiles	0.6
Electrical Equipment	0.6
Life Sciences Tools & Services	0.6
Multiline Retail	0.6
Household Durables	0.5
Electronic Equipment, Instruments & Components	0.4
Building Products	0.3
Commercial Services & Supplies	0.3
Containers & Packaging	0.3
Professional Services	0.3
Auto Components	0.2
Construction Materials	0.2
Metals & Mining	0.2
Trading Companies & Distributors	0.2
Construction & Engineering	0.1
Distributors	0.1
Health Care Technology	0.1
Independent Power Producers & Energy Traders	0.1
Leisure Equipment & Products	0.1
Personal Products	0.1
Real Estate Management & Development	0.1
Water Utilities	0.1
Diversified Consumer Services	0.0 **
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P 1000 ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016 (UNAUDITED)

DESCRIPTION	IDEXX LABORATORIES, INC.	WHITEWAVE FOODS CO.	DUKE REALTY CORP.	ALLEGHANY CORP.	INGREDION, INC.
MARKET VALUE	$674,772	627,668	601,212	600,214	578,690
% OF NET ASSETS	0.5	0.4	0.4	0.4	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Banks	8.4%
Real Estate Investment Trusts (REITs)	8.4
Machinery	5.0
Insurance	4.5
Electronic Equipment, Instruments & Components	4.1
Health Care Equipment & Supplies	3.9
Software	3.8
IT Services	3.3
Capital Markets	3.0
Chemicals	3.0
Semiconductors & Semiconductor Equipment	3.0
Hotels, Restaurants & Leisure	2.7
Specialty Retail	2.7
Food Products	2.6
Health Care Providers & Services	2.2
Commercial Services & Supplies	2.1
Oil, Gas & Consumable Fuels	2.1
Aerospace & Defense	1.9
Metals & Mining	1.9
Gas Utilities	1.8
Energy Equipment & Services	1.7
Household Durables	1.6
Communications Equipment	1.5
Electric Utilities	1.5
Building Products	1.2
Containers & Packaging	1.2
Media	1.1
Construction & Engineering	1.0
Professional Services	1.0
Road & Rail	1.0
Thrifts & Mortgage Finance	1.0
Auto Components	0.9
Textiles, Apparel & Luxury Goods	0.9
Life Sciences Tools & Services	0.8
Multi-Utilities	0.8
Pharmaceuticals	0.8
Biotechnology	0.7
Electrical Equipment	0.7
Internet Software & Services	0.7
Trading Companies & Distributors	0.7
Airlines	0.6
Diversified Consumer Services	0.6
Food & Staples Retailing	0.6
Leisure Equipment & Products	0.6
Paper & Forest Products	0.6
Consumer Finance	0.5
Technology Hardware, Storage & Peripherals	0.5
Health Care Technology	0.4
Real Estate Management & Development	0.4
Water Utilities	0.4
Construction Materials	0.3
Distributors	0.3
Diversified Telecommunication Services	0.3
Equity Real Estate Investment Trusts (REITs)	0.3
Industrial Conglomerates	0.3
Multiline Retail	0.3
Personal Products	0.3
Air Freight & Logistics	0.2
Automobiles	0.2
Household Products	0.2
Internet & Catalog Retail	0.2
Marine	0.2
Beverages	0.1
Tobacco	0.1
Wireless Telecommunication Services	0.1
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%

*The	Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P 400 MID CAP GROWTH ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	IDEXX LABORATORIES, INC.	WHITEWAVE FOODS CO.	DUKE REALTY CORP.	CDK GLOBAL, INC.	SYNOPSYS, INC.
MARKET VALUE	$5,765,462	5,401,874	5,164,061	4,889,626	4,880,436
% OF NET ASSETS	1.2	1.1	1.1	1.0	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Real Estate Investment Trusts (REITs)	11.6%
Software	6.9
Banks	6.3
Machinery	6.2
Health Care Equipment & Supplies	5.2
IT Services	5.2
Hotels, Restaurants & Leisure	4.8
Semiconductors & Semiconductor Equipment	4.3
Capital Markets	4.1
Electronic Equipment, Instruments & Components	3.3
Food Products	3.0
Chemicals	2.4
Aerospace & Defense	2.3
Health Care Providers & Services	2.2
Metals & Mining	1.9
Commercial Services & Supplies	1.7
Road & Rail	1.7
Building Products	1.5
Containers & Packaging	1.5
Communications Equipment	1.4
Insurance	1.3
Media	1.3
Oil, Gas & Consumable Fuels	1.3
Textiles, Apparel & Luxury Goods	1.3
Household Durables	1.1
Life Sciences Tools & Services	1.1
Specialty Retail	1.1
Gas Utilities	1.0
Multi-Utilities	0.9
INDUSTRY	% OF NET ASSETS
Trading Companies & Distributors	0.9
Construction & Engineering	0.8
Electrical Equipment	0.8
Industrial Conglomerates	0.8
Auto Components	0.7
Internet Software & Services	0.7
Technology Hardware, Storage & Peripherals	0.7
Automobiles	0.6
Construction Materials	0.6
Diversified Consumer Services	0.6
Electric Utilities	0.6
Pharmaceuticals	0.6
Biotechnology	0.5
Consumer Finance	0.5
Distributors	0.5
Leisure Equipment & Products	0.4
Thrifts & Mortgage Finance	0.4
Energy Equipment & Services	0.3
Water Utilities	0.3
Household Products	0.2
Beverages	0.1
Food & Staples Retailing	0.1
Professional Services	0.1
Real Estate Management & Development	0.1
Short-Term Investments	0.8
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P 400 MID CAP VALUE ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	ALLEGHANY CORP.	EVEREST RE GROUP, LTD.	REINSURANCE GROUP OF AMERICA, INC.	UGI CORP.	NEW YORK COMMUNITY BANCORP, INC.
MARKET VALUE	$4,548,738	4,290,563	3,915,326	3,867,126	3,759,581
% OF NET ASSETS	1.2	1.2	1.1	1.0	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Insurance	9.6%
Banks	8.4
Real Estate Investment Trusts (REITs)	7.3
Electronic Equipment, Instruments & Components	4.9
Oil, Gas & Consumable Fuels	3.6
Machinery	3.5
Electric Utilities	3.4
Gas Utilities	3.4
Chemicals	3.3
Specialty Retail	3.2
Capital Markets	3.1
Food Products	3.1
Energy Equipment & Services	3.0
IT Services	2.5
Metals & Mining	2.5
Health Care Equipment & Supplies	2.3
Aerospace & Defense	2.0
Containers & Packaging	2.0
Household Durables	2.0
Communications Equipment	1.7
Construction & Engineering	1.7
Health Care Providers & Services	1.4
Media	1.3
Semiconductors & Semiconductor Equipment	1.3
Software	1.2
Food & Staples Retailing	1.1
Leisure Equipment & Products	1.1
Multi-Utilities	1.1
Professional Services	1.1
Airlines	1.0
INDUSTRY	% OF NET ASSETS
Thrifts & Mortgage Finance	1.0
Commercial Services & Supplies	0.9
Equity Real Estate Investment Trusts (REITs)	0.9
Diversified Consumer Services	0.8
Personal Products	0.8
Electrical Equipment	0.7
Life Sciences Tools & Services	0.7
Paper & Forest Products	0.7
Real Estate Management & Development	0.7
Trading Companies & Distributors	0.7
Multiline Retail	0.6
Marine	0.5
Road & Rail	0.5
Auto Components	0.4
Pharmaceuticals	0.4
Wireless Telecommunication Services	0.4
Health Care Technology	0.3
Hotels, Restaurants & Leisure	0.3
Technology Hardware, Storage & Peripherals	0.3
Textiles, Apparel & Luxury Goods	0.3
Water Utilities	0.3
Biotechnology	0.2
Beverages	0.1
Household Products	0.1
Internet & Catalog Retail	0.1
Internet Software & Services	0.1
Short-Term Investments	0.8
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P 600 SMALL CAP ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	TAKE-TWO INTERACTIVE SOFTWARE, INC.	US SILICA HOLDINGS, INC.	PDC ENERGY, INC.	CHEMOURS CO.	TEXAS CAPITAL BANCSHARES, INC.
MARKET VALUE	$3,755,060	3,573,787	3,560,412	3,535,836	3,381,157
% OF NET ASSETS	0.6	0.6	0.6	0.6	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Banks	10.8%
Real Estate Investment Trusts (REITs)	5.7
Machinery	5.0
Electronic Equipment, Instruments & Components	4.1
Health Care Equipment & Supplies	4.1
Specialty Retail	4.0
Commercial Services & Supplies	3.7
Chemicals	3.4
Semiconductors & Semiconductor Equipment	3.2
Health Care Providers & Services	3.1
Insurance	3.1
Hotels, Restaurants & Leisure	2.8
Software	2.8
Building Products	2.0
Energy Equipment & Services	2.0
Professional Services	1.9
IT Services	1.8
Auto Components	1.7
Household Durables	1.7
Thrifts & Mortgage Finance	1.7
Capital Markets	1.6
Food Products	1.6
Pharmaceuticals	1.6
Oil, Gas & Consumable Fuels	1.5
Aerospace & Defense	1.4
Communications Equipment	1.4
Internet Software & Services	1.4
Metals & Mining	1.4
Biotechnology	1.3
Paper & Forest Products	1.2
Textiles, Apparel & Luxury Goods	1.2
Airlines	1.0
Consumer Finance	1.0
Diversified Telecommunication Services	1.0
INDUSTRY	% OF NET ASSETS
Gas Utilities	1.0
Health Care Technology	1.0
Road & Rail	0.8
Air Freight & Logistics	0.7
Electric Utilities	0.7
Media	0.7
Electrical Equipment	0.6
Trading Companies & Distributors	0.6
Diversified Consumer Services	0.5
Food & Staples Retailing	0.5
Technology Hardware, Storage & Peripherals	0.5
Water Utilities	0.5
Construction & Engineering	0.4
Construction Materials	0.4
Household Products	0.4
Leisure Equipment & Products	0.4
Life Sciences Tools & Services	0.4
Multi-Utilities	0.4
Distributors	0.3
Internet & Catalog Retail	0.3
Multiline Retail	0.3
Real Estate Management & Development	0.3
Marine	0.2
Tobacco	0.2
Automobiles	0.1
Equity Real Estate Investment Trusts (REITs)	0.1
Industrial Conglomerates	0.1
Personal Products	0.1
Wireless Telecommunication Services	0.1
Containers & Packaging	0.0 **
Short-Term Investments	1.3
Liabilities in Excess of Other Assets	(1.1)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P 600 SMALL CAP GROWTH ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	TAKE-TWO INTERACTIVE SOFTWARE, INC.	US SILICA HOLDINGS, INC.	HOME BANCSHARES, INC.	COHERENT, INC.	MKS INSTRUMENTS, INC.
MARKET VALUE	$12,228,258	11,651,594	9,848,492	9,682,483	9,136,849
% OF NET ASSETS	1.1	1.1	0.9	0.9	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Banks	12.9%
Real Estate Investment Trusts (REITs)	7.0
Health Care Equipment & Supplies	5.8
Software	4.9
Semiconductors & Semiconductor Equipment	4.8
Machinery	4.6
Commercial Services & Supplies	3.9
Electronic Equipment, Instruments & Components	3.7
Chemicals	3.6
Building Products	3.3
Hotels, Restaurants & Leisure	3.3
Health Care Providers & Services	2.5
Internet Software & Services	2.2
Specialty Retail	2.2
Biotechnology	2.0
Thrifts & Mortgage Finance	2.0
Professional Services	1.9
Pharmaceuticals	1.7
Energy Equipment & Services	1.6
Health Care Technology	1.6
Auto Components	1.5
Household Durables	1.5
Airlines	1.4
Capital Markets	1.4
Food Products	1.3
IT Services	1.3
Oil, Gas & Consumable Fuels	1.3
Diversified Telecommunication Services	1.2
Communications Equipment	1.1
Aerospace & Defense	1.0
Road & Rail	1.0
INDUSTRY	% OF NET ASSETS
Insurance	0.8
Metals & Mining	0.8
Gas Utilities	0.7
Construction Materials	0.6
Household Products	0.6
Water Utilities	0.6
Diversified Consumer Services	0.5
Life Sciences Tools & Services	0.5
Textiles, Apparel & Luxury Goods	0.5
Electrical Equipment	0.4
Food & Staples Retailing	0.4
Internet & Catalog Retail	0.4
Multiline Retail	0.4
Paper & Forest Products	0.4
Technology Hardware, Storage & Peripherals	0.4
Trading Companies & Distributors	0.4
Air Freight & Logistics	0.3
Leisure Equipment & Products	0.3
Automobiles	0.2
Construction & Engineering	0.2
Media	0.2
Personal Products	0.2
Real Estate Management & Development	0.2
Consumer Finance	0.1
Equity Real Estate Investment Trusts (REITs)	0.1
Industrial Conglomerates	0.1
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P 600 SMALL CAP VALUE ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	WINTRUST FINANCIAL CORP.	ALLETE, INC.	CACI INTERNATIONAL, INC. CLASS A	PROASSURANCE CORP.	SPIRE, INC.
MARKET VALUE	$9,788,459	8,270,240	7,893,050	7,769,313	7,676,286
% OF NET ASSETS	1.1	0.9	0.9	0.9	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Banks	8.5%
Specialty Retail	6.1
Insurance	5.7
Machinery	5.4
Electronic Equipment, Instruments & Components	4.6
Real Estate Investment Trusts (REITs)	4.4
Health Care Providers & Services	3.8
Commercial Services & Supplies	3.6
Chemicals	3.2
Energy Equipment & Services	2.5
IT Services	2.4
Hotels, Restaurants & Leisure	2.3
Health Care Equipment & Supplies	2.2
Paper & Forest Products	2.1
Metals & Mining	2.0
Textiles, Apparel & Luxury Goods	2.0
Auto Components	1.9
Consumer Finance	1.9
Food Products	1.9
Aerospace & Defense	1.8
Capital Markets	1.8
Household Durables	1.8
Professional Services	1.8
Communications Equipment	1.7
Oil, Gas & Consumable Fuels	1.7
Electric Utilities	1.5
Thrifts & Mortgage Finance	1.5
Pharmaceuticals	1.4
Gas Utilities	1.3
Media	1.3
Semiconductors & Semiconductor Equipment	1.3
Air Freight & Logistics	1.1
Trading Companies & Distributors	0.9
Diversified Telecommunication Services	0.8
INDUSTRY	% OF NET ASSETS
Electrical Equipment	0.8
Food & Staples Retailing	0.7
Multi-Utilities	0.7
Technology Hardware, Storage & Peripherals	0.7
Building Products	0.6
Construction & Engineering	0.6
Distributors	0.6
Road & Rail	0.6
Software	0.6
Airlines	0.5
Biotechnology	0.5
Diversified Consumer Services	0.5
Internet Software & Services	0.5
Leisure Equipment & Products	0.5
Real Estate Management & Development	0.5
Marine	0.4
Tobacco	0.4
Life Sciences Tools & Services	0.3
Health Care Technology	0.2
Household Products	0.2
Internet & Catalog Retail	0.2
Multiline Retail	0.2
Water Utilities	0.2
Construction Materials	0.1
Containers & Packaging	0.1
Equity Real Estate Investment Trusts (REITs)	0.1
Industrial Conglomerates	0.1
Personal Products	0.1
Wireless Telecommunication Services	0.1
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR GLOBAL DOW ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	GOLDMAN SACHS GROUP, INC.	BANK OF AMERICA CORP.	SOUTHWEST AIRLINES CO.	SOCIETE GENERALE SA	JPMORGAN CHASE & CO.
MARKET VALUE	$733,914	725,543	694,720	681,582	669,006
% OF NET ASSETS	0.9	0.9	0.9	0.8	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Banks	10.9%
Oil, Gas & Consumable Fuels	8.6
Pharmaceuticals	4.8
Chemicals	4.0
Metals & Mining	3.8
Capital Markets	3.7
Insurance	3.4
Food & Staples Retailing	3.2
Wireless Telecommunication Services	3.1
Aerospace & Defense	2.8
Industrial Conglomerates	2.8
Media	2.8
Technology Hardware, Storage & Peripherals	2.7
Internet Software & Services	2.4
Hotels, Restaurants & Leisure	2.2
Machinery	2.1
Diversified Telecommunication Services	2.0
Semiconductors & Semiconductor Equipment	2.0
Automobiles	1.9
IT Services	1.9
Electric Utilities	1.8
Health Care Equipment & Supplies	1.7
Multi-Utilities	1.5
Air Freight & Logistics	1.4
INDUSTRY	% OF NET ASSETS
Health Care Providers & Services	1.4
Food Products	1.3
Internet & Catalog Retail	1.3
Software	1.3
Textiles, Apparel & Luxury Goods	1.3
Trading Companies & Distributors	1.3
Biotechnology	1.2
Household Durables	1.2
Household Products	1.2
Beverages	1.1
Communications Equipment	1.1
Electrical Equipment	1.1
Airlines	0.9
Auto Components	0.7
Building Products	0.7
Consumer Finance	0.7
Diversified Financial Services	0.7
Energy Equipment & Services	0.7
Road & Rail	0.7
Specialty Retail	0.7
Construction & Engineering	0.6
Tobacco	0.6
Real Estate Investment Trusts (REITs)	0.5
Short-Term Investments	0.0 **
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR DOW JONES REIT ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	SIMON PROPERTY GROUP, INC. REIT	PUBLIC STORAGE REIT	PROLOGIS, INC. REIT	AVALONBAY COMMUNITIES, INC. REIT	WELLTOWER, INC. REIT
MARKET VALUE	$288,750,350	172,430,026	144,330,447	125,818,662	125,499,439
% OF NET ASSETS	8.7	5.2	4.3	3.8	3.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Retail REITS	23.6%
Residential REITS	20.0
Office REITS	16.5
Health Care REITS	11.5
Specialized REITS	11.0
Industrial REITS	7.6
Hotel & Resort REITS	6.7
Diversified REITS	2.5
Short-Term Investments	0.3
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P BANK ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	FIRST REPUBLIC BANK	PNC FINANCIAL SERVICES GROUP, INC.	M&T BANK CORP.	JPMORGAN CHASE & CO.	BANK OF THE OZARKS, INC.
MARKET VALUE	$79,037,416	77,671,031	77,499,176	77,095,887	77,084,056
% OF NET ASSETS	2.4	2.4	2.4	2.3	2.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Regional Banks	72.7%
Diversified Banks	13.7
Thrifts & Mortgage Finance	6.6
Asset Management & Custody Banks	4.6
Other Diversified Financial Services	2.2
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P CAPITAL MARKETS ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	TD AMERITRADE HOLDING CORP.	CHARLES SCHWAB CORP.	NORTHERN TRUST CORP.	GOLDMAN SACHS GROUP, INC.	SEI INVESTMENTS CO.
MARKET VALUE	$1,807,700	1,804,963	1,791,686	1,780,311	1,776,960
% OF NET ASSETS	2.2	2.2	2.2	2.2	2.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Asset Management & Custody Banks	42.0%
Investment Banking & Brokerage	33.4
Financial Exchanges & Data	24.4
Short-Term Investments	1.6
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INSURANCE ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	PROGRESSIVE CORP.	RENAISSANCERE HOLDINGS, LTD.	TRAVELERS COS., INC.	ARTHUR J GALLAGHER & CO.	AXIS CAPITAL HOLDINGS, LTD.
MARKET VALUE	$20,193,252	20,052,265	20,016,527	19,951,861	19,942,792
% OF NET ASSETS	2.4	2.3	2.3	2.3	2.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Property & Casualty Insurance	40.9%
Life & Health Insurance	22.9
Reinsurance	13.7
Insurance Brokers	11.3
Multi-line Insurance	11.0
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P REGIONAL BANKING ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	PNC FINANCIAL SERVICES GROUP, INC.	M&T BANK CORP.	CITIZENS FINANCIAL GROUP, INC.	FIFTH THIRD BANCORP	SUNTRUST BANKS, INC.
MARKET VALUE	$128,496,467	128,225,045	126,797,657	126,747,295	126,393,159
% OF NET ASSETS	3.6	3.6	3.6	3.6	3.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Regional Banks	99.8%
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MORGAN STANLEY TECHNOLOGY ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	TESLA MOTORS, INC.	AUTOMATIC DATA PROCESSING, INC.	SAP SE ADR	LAM RESEARCH CORP.	WESTERN DIGITAL CORP.
MARKET VALUE	$17,103,961	16,526,407	16,485,140	16,416,380	16,341,975
% OF NET ASSETS	3.0	2.9	2.9	2.9	2.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Software	22.6%
Communications Equipment	17.1
IT Services	14.3
Semiconductors & Semiconductor Equipment	14.3
Internet Software & Services	11.3
Internet & Catalog Retail	8.6
Technology Hardware, Storage & Peripherals	5.8
INDUSTRY	% OF NET ASSETS
Automobiles	3.0
Electronic Equipment, Instruments & Components	2.9
Short-Term Investments	0.5
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P DIVIDEND ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	AT&T, INC.	PEOPLE’S UNITED FINANCIAL, INC.	HCP, INC. REIT	CHEVRON CORP.	INTERNATIONAL BUSINESS MACHINES CORP.
MARKET VALUE	$324,146,223	304,850,304	296,637,965	288,928,783	230,934,252
% OF NET ASSETS	2.2	2.0	2.0	1.9	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Machinery	8.0%
Real Estate Investment Trusts (REITs)	7.9
Insurance	6.1
Chemicals	6.0
Banks	5.2
Multi-Utilities	4.8
Gas Utilities	4.5
Capital Markets	4.4
Household Products	4.1
Oil, Gas & Consumable Fuels	3.3
Food Products	3.1
Food & Staples Retailing	3.0
Beverages	2.9
Health Care Equipment & Supplies	2.7
IT Services	2.7
Containers & Packaging	2.6
Diversified Telecommunication Services	2.2
Aerospace & Defense	2.0
Industrial Conglomerates	1.9
Biotechnology	1.5
Electrical Equipment	1.5
Metals & Mining	1.5
Multiline Retail	1.5
Hotels, Restaurants & Leisure	1.4
INDUSTRY	% OF NET ASSETS
Household Durables	1.3
Distributors	1.1
Electric Utilities	1.1
Leisure Equipment & Products	1.1
Pharmaceuticals	1.1
Specialty Retail	1.1
Textiles, Apparel & Luxury Goods	1.1
Trading Companies & Distributors	1.0
Water Utilities	1.0
Health Care Providers & Services	0.9
Semiconductors & Semiconductor Equipment	0.9
Media	0.7
Wireless Telecommunication Services	0.7
Air Freight & Logistics	0.6
Commercial Services & Supplies	0.5
Software	0.4
Building Products	0.2
Equity Real Estate Investment Trusts (REITs)	0.2
Short-Term Investments	0.8
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P AEROSPACE & DEFENSE ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	BWX TECHNOLOGIES, INC.	TASER INTERNATIONAL, INC.	HUNTINGTON INGALLS INDUSTRIES, INC.	TEXTRON, INC.	B/E AEROSPACE, INC.
MARKET VALUE	$21,382,539	21,360,021	21,328,281	21,090,094	21,033,877
% OF NET ASSETS	4.2	4.2	4.2	4.2	4.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Aerospace & Defense	99.8%
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.0 **
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P BIOTECH ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	CLOVIS ONCOLOGY, INC.	UNITED THERAPEUTICS CORP.	ACADIA PHARMACEUTICALS, INC.	IONIS PHARMACEUTICALS, INC.	TESARO, INC.
MARKET VALUE	$69,452,802	62,085,684	61,432,545	59,834,660	58,984,676
% OF NET ASSETS	2.8	2.5	2.5	2.4	2.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Biotechnology	100.0%
Short-Term Investments	10.1
Liabilities in Excess of Other Assets	(10.1)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P HEALTH CARE EQUIPMENT ETF — PERFORMANCE STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	INTEGRA LIFESCIENCES HOLDINGS CORP.	MASIMO CORP.	BOSTON SCIENTIFIC CORP.	ALERE, INC.	C.R. BARD, INC.
MARKET VALUE	$1,423,599	1,367,950	1,364,680	1,361,495	1,361,440
% OF NET ASSETS	1.9	1.8	1.8	1.8	1.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Health Care Equipment	75.0%
Health Care Supplies	24.9
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P HEALTH CARE SERVICES ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	VCA, INC.	CHEMED CORP.	SELECT MEDICAL HOLDINGS CORP.	TEAM HEALTH HOLDINGS, INC.	PATTERSON COS., INC.
MARKET VALUE	$2,410,233	2,357,225	2,323,427	2,313,452	2,306,255
% OF NET ASSETS	2.4	2.3	2.3	2.3	2.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Health Care Services	33.7%
Health Care Facilities	28.6
Managed Health Care	22.3
Health Care Distributors	15.3
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.0 **
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P HOMEBUILDERS ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	TEMPUR SEALY INTERNATIONAL, INC.	WHIRLPOOL CORP.	HOME DEPOT, INC.	MOHAWK INDUSTRIES, INC.	MASCO CORP.
MARKET VALUE	$55,097,454	54,917,807	52,758,871	52,441,958	50,895,425
% OF NET ASSETS	4.9	4.9	4.7	4.7	4.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Building Products	33.8%
Homebuilding	29.9
Home Furnishings	12.8
Home Improvement Retail	9.2
Homefurnishing Retail	8.0
Household Appliances	6.1
Short-Term Investments	4.3
Liabilities in Excess of Other Assets	(4.1)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNET ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016 (UNAUDITED)

DESCRIPTION	CORNERSTONE ONDEMAND, INC.	YELP, INC.	AKAMAI TECHNOLOGIES, INC.	J2 GLOBAL, INC.	NETFLIX, INC.
MARKET VALUE	$129,045	125,982	122,424	120,573	120,086
% OF NET ASSETS	2.3	2.2	2.1	2.1	2.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Internet Software & Services	69.1%
Internet & Catalog Retail	30.6
Short-Term Investment	0.3
Liabilities in Excess of Other Assets	(0.0)**
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P METALS & MINING ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	NEWMONT MINING CORP.	AK STEEL HOLDING CORP.	COMPASS MINERALS INTERNATIONAL, INC.	STEEL DYNAMICS, INC.	ROYAL GOLD, INC.
MARKET VALUE	$40,389,712	39,178,037	37,929,078	37,268,235	36,746,548
% OF NET ASSETS	5.1	5.0	4.8	4.7	4.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Steel	48.4%
Gold	13.6
Aluminum	10.4
Silver	8.9
Diversified Metals & Mining	5.7
Precious Metals & Minerals	4.6
INDUSTRY	% OF NET ASSETS
Coal & Consumable Fuels	4.2
Copper	4.1
Short-Term Investments	5.7
Liabilities in Excess of Other Assets	(5.6)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	FAIRMOUNT SANTROL HOLDINGS, INC.	US SILICA HOLDINGS, INC.	FMC TECHNOLOGIES, INC.	CORE LABORATORIES NV	HALLIBURTON CO.
MARKET VALUE	$13,987,892	11,892,994	11,347,891	11,271,636	11,270,030
% OF NET ASSETS	4.5	3.8	3.6	3.6	3.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Oil & Gas Equipment & Services	67.6%
Oil & Gas Drilling	32.3
Short-Term Investments	4.2
Liabilities in Excess of Other Assets	(4.1)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	CLAYTON WILLIAMS ENERGY, INC.	RSP PERMIAN, INC.	MARATHON PETROLEUM CORP.	CHEVRON CORP.	EXXON MOBIL CORP.
MARKET VALUE	$58,593,392	47,631,136	47,247,282	47,152,033	47,050,191
% OF NET ASSETS	2.5	2.0	2.0	2.0	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Oil & Gas Exploration & Production	77.2%
Oil & Gas Refining & Marketing	16.8
Integrated Oil & Gas	6.0
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P PHARMACEUTICALS ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	ALLERGAN PLC	HORIZON PHARMA PLC	ELI LILLY & CO.	JAZZ PHARMACEUTICALS PLC	ENDO INTERNATIONAL PLC
MARKET VALUE	$22,778,105	22,750,342	22,603,901	22,224,130	21,958,693
% OF NET ASSETS	4.9	4.9	4.8	4.8	4.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Pharmaceuticals	99.9%
Short-Term Investments	3.9
Liabilities in Excess of Other Assets	(3.8)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P RETAIL ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	CARMAX, INC.	ULTA SALON COSMETICS & FRAGRANCE, INC.	O’REILLY AUTOMOTIVE, INC.	NETFLIX, INC.	COSTCO WHOLESALE CORP.
MARKET VALUE	$5,514,166	5,460,305	5,424,819	5,417,736	5,392,024
% OF NET ASSETS	1.2	1.2	1.2	1.2	1.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Apparel Retail	23.1%
Internet Retail	17.6
Specialty Stores	16.2
Automotive Retail	14.6
Food Retail	6.7
General Merchandise Stores	6.0
Department Stores	5.6
Drug Retail	3.5
Hypermarkets & Super Centers	3.4
Computer & Electronics Retail	3.1
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P SEMICONDUCTOR ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	NVIDIA CORP.	ADVANCED MICRO DEVICES, INC.	XILINX, INC.	MICRON TECHNOLOGY, INC.	MAXLINEAR, INC. CLASS A
MARKET VALUE	$9,399,204	8,863,287	8,724,974	8,640,864	8,450,443
% OF NET ASSETS	3.3	3.1	3.0	3.0	2.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Semiconductors	99.9%
Short-Term Investments	3.7
Liabilities in Excess of Other Assets	(3.6)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P SOFTWARE & SERVICES ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	NEUSTAR, INC. CLASS A	VIRTUSA CORP.	AUTOMATIC DATA PROCESSING, INC.	VANTIV, INC. CLASS A	TRAVELPORT WORLDWIDE, LTD.
MARKET VALUE	$534,534	471,628	469,807	466,765	466,104
% OF NET ASSETS	1.0	0.9	0.9	0.9	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Application Software	34.7%
Data Processing & Outsourced Services	30.5
Systems Software	17.0
IT Consulting & Other Services	14.3
Home Entertainment Software	3.3
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P TECHNOLOGY HARDWARE ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	VERIFONE SYSTEMS, INC.	COHERENT, INC.	ZEBRA TECHNOLOGIES CORP. CLASS A	APPLE, INC.	DIEBOLD NIXDORF, INC.
MARKET VALUE	$217,813	210,199	208,225	205,580	205,073
% OF NET ASSETS	3.5	3.4	3.3	3.3	3.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Technology Hardware, Storage & Peripherals	38.3%
Electronic Equipment & Instruments	32.6
Electronic Components	29.0
Short-Term Investment	0.0 **
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P TELECOM ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	INTERDIGITAL, INC.	AT&T, INC.	SBA COMMUNICATIONS CORP. CLASS A	VERIZON COMMUNICATIONS, INC.	UBIQUITI NETWORKS, INC.
MARKET VALUE	$1,441,960	1,410,933	1,402,581	1,390,602	1,377,894
% OF NET ASSETS	2.8	2.7	2.7	2.7	2.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Communications Equipment	59.4%
Integrated Telecommunication Services	18.6
Alternative Carriers	12.7
Wireless Telecommunication Services	9.0
Short-Term Investments	2.9
Liabilities in Excess of Other Assets	(2.6)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P TRANSPORTATION ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	JETBLUE AIRWAYS CORP.	HAWAIIAN HOLDINGS, INC.	SWIFT TRANSPORTATION CO.	SOUTHWEST AIRLINES CO.	AMERCO
MARKET VALUE	$8,409,226	8,253,315	8,228,126	8,222,055	8,162,395
% OF NET ASSETS	2.9	2.9	2.8	2.8	2.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Trucking	32.1%
Airlines	27.0
Air Freight & Logistics	20.2
Railroads	13.6
Marine	4.2
Airport Services	2.8
Short-Term Investment	0.4
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P 1500 VALUE TILT ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	JPMORGAN CHASE & CO.	CITIGROUP, INC.	EXXON MOBIL CORP.	BANK OF AMERICA CORP.	APPLE, INC.
MARKET VALUE	$267,585	243,188	202,363	193,596	175,351
% OF NET ASSETS	3.0	2.8	2.3	2.2	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Banks	12.7%
Oil, Gas & Consumable Fuels	9.8
Insurance	5.5
Capital Markets	3.5
Food & Staples Retailing	3.2
Health Care Providers & Services	3.2
Technology Hardware, Storage & Peripherals	3.1
Pharmaceuticals	2.9
Diversified Telecommunication Services	2.7
Semiconductors & Semiconductor Equipment	2.6
IT Services	2.5
Internet Software & Services	2.5
Media	2.4
Software	2.3
Machinery	2.2
Chemicals	2.1
Electric Utilities	2.1
Aerospace & Defense	2.0
Diversified Financial Services	2.0
Specialty Retail	1.9
Energy Equipment & Services	1.8
Real Estate Investment Trusts (REITs)	1.8
Automobiles	1.6
Food Products	1.6
Health Care Equipment & Supplies	1.3
Industrial Conglomerates	1.3
Consumer Finance	1.2
Electronic Equipment, Instruments & Components	1.1
Hotels, Restaurants & Leisure	1.1
Multi-Utilities	1.1
Biotechnology	1.0
Household Products	1.0
Beverages	0.9
Communications Equipment	0.9
Metals & Mining	0.9
INDUSTRY	% OF NET ASSETS
Road & Rail	0.9
Airlines	0.8
Tobacco	0.8
Internet & Catalog Retail	0.7
Air Freight & Logistics	0.6
Multiline Retail	0.6
Commercial Services & Supplies	0.5
Containers & Packaging	0.5
Electrical Equipment	0.5
Household Durables	0.5
Textiles, Apparel & Luxury Goods	0.4
Auto Components	0.3
Building Products	0.3
Construction & Engineering	0.3
Gas Utilities	0.3
Life Sciences Tools & Services	0.3
Trading Companies & Distributors	0.3
Professional Services	0.2
Construction Materials	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Independent Power Producers & Energy Traders	0.1
Leisure Equipment & Products	0.1
Paper & Forest Products	0.1
Personal Products	0.1
Real Estate Management & Development	0.1
Thrifts & Mortgage Finance	0.1
Water Utilities	0.1
Wireless Telecommunication Services	0.1
Equity Real Estate Investment Trusts (REITs)	0.0	**
Health Care Technology	0.0	**
Marine	0.0	**
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.0	)**
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P 1500 MOMENTUM TILT ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	MICROSOFT CORP.	AMAZON.COM, INC.	JOHNSON & JOHNSON	FACEBOOK, INC. CLASS A	AT&T, INC.
MARKET VALUE	$493,454	483,666	430,194	417,401	403,950
% OF NET ASSETS	2.6	2.6	2.3	2.2	2.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Oil, Gas & Consumable Fuels	5.8%
Semiconductors & Semiconductor Equipment	5.1
Internet Software & Services	5.0
Software	4.8
Pharmaceuticals	4.6
Real Estate Investment Trusts (REITs)	4.2
Health Care Equipment & Supplies	3.8
Banks	3.7
IT Services	3.7
Diversified Telecommunication Services	3.5
Internet & Catalog Retail	2.9
Electric Utilities	2.8
Insurance	2.7
Machinery	2.7
Health Care Providers & Services	2.3
Household Products	2.3
Industrial Conglomerates	2.3
Chemicals	2.1
Media	2.1
Aerospace & Defense	2.0
Capital Markets	1.9
Food Products	1.9
Specialty Retail	1.9
Technology Hardware, Storage & Peripherals	1.8
Beverages	1.7
Food & Staples Retailing	1.6
Tobacco	1.6
Multi-Utilities	1.4
Biotechnology	1.3
Communications Equipment	1.3
Diversified Financial Services	1.3
Hotels, Restaurants & Leisure	1.1
Road & Rail	1.1
Electronic Equipment, Instruments & Components	1.0
Energy Equipment & Services	1.0
INDUSTRY	% OF NET ASSETS
Life Sciences Tools & Services	1.0
Air Freight & Logistics	0.8
Electrical Equipment	0.8
Building Products	0.7
Commercial Services & Supplies	0.7
Metals & Mining	0.7
Containers & Packaging	0.5
Household Durables	0.5
Professional Services	0.4
Construction & Engineering	0.3
Consumer Finance	0.3
Gas Utilities	0.3
Multiline Retail	0.3
Textiles, Apparel & Luxury Goods	0.3
Trading Companies & Distributors	0.3
Automobiles	0.2
Construction Materials	0.2
Distributors	0.2
Leisure Equipment & Products	0.2
Water Utilities	0.2
Airlines	0.1
Auto Components	0.1
Health Care Technology	0.1
Independent Power Producers & Energy Traders	0.1
Personal Products	0.1
Thrifts & Mortgage Finance	0.1
Diversified Consumer Services	0.0	**
Equity Real Estate Investment Trusts (REITs)	0.0	**
Marine	0.0	**
Paper & Forest Products	0.0	**
Real Estate Management & Development	0.0	**
Wireless Telecommunication Services	0.0	**
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	0.0	**
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	BERKSHIRE HATHAWAY, INC. CLASS B	US BANCORP	MARSH & MCLENNAN COS., INC.	CHUBB, LTD.	PEPSICO, INC.
MARKET VALUE	$1,784,957	1,605,158	1,319,762	1,272,976	1,138,583
% OF NET ASSETS	2.3	2.1	1.7	1.7	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Insurance	16.0%
Aerospace & Defense	6.1
IT Services	6.0
Banks	5.1
Software	4.9
Chemicals	4.3
Household Products	4.3
Electric Utilities	4.2
Pharmaceuticals	4.1
Multi-Utilities	3.8
Commercial Services & Supplies	3.6
Food & Staples Retailing	3.2
Semiconductors & Semiconductor Equipment	2.8
Containers & Packaging	2.7
Professional Services	2.7
Industrial Conglomerates	2.6
Beverages	2.5
Specialty Retail	2.5
Health Care Equipment & Supplies	2.4
Diversified Financial Services	2.3
Hotels, Restaurants & Leisure	1.7
INDUSTRY	% OF NET ASSETS
Oil, Gas & Consumable Fuels	1.6
Air Freight & Logistics	1.2
Diversified Telecommunication Services	1.0
Health Care Providers & Services	1.0
Building Products	0.9
Food Products	0.9
Diversified Consumer Services	0.8
Media	0.7
Trading Companies & Distributors	0.7
Capital Markets	0.6
Communications Equipment	0.6
Electronic Equipment, Instruments & Components	0.6
Machinery	0.6
Health Care Technology	0.4
Gas Utilities	0.3
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	CAPITOL FEDERAL FINANCIAL, INC.	TRUSTMARK CORP.	INDEPENDENT BANK CORP.	GREENLIGHT CAPITAL RE, LTD. CLASS A	WESTAMERICA BANCORPORATION
MARKET VALUE	$3,715,466	2,936,954	2,792,920	2,719,903	2,272,717
% OF NET ASSETS	1.9	1.5	1.5	1.4	1.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Banks	28.7%
Thrifts & Mortgage Finance	10.4
Insurance	6.1
Health Care Equipment & Supplies	4.4
Machinery	4.1
Hotels, Restaurants & Leisure	3.5
Commercial Services & Supplies	3.3
Semiconductors & Semiconductor Equipment	2.6
Health Care Providers & Services	2.3
Electronic Equipment, Instruments & Components	2.2
Food Products	2.2
IT Services	1.9
Media	1.8
Chemicals	1.7
Electric Utilities	1.7
Energy Equipment & Services	1.6
Software	1.4
Specialty Retail	1.4
Trading Companies & Distributors	1.4
Road & Rail	1.3
Aerospace & Defense	1.2
Multi-Utilities	1.1
Paper & Forest Products	1.1
Professional Services	1.1
Auto Components	0.9
Communications Equipment	0.9
Diversified Telecommunication Services	0.8
Metals & Mining	0.7
INDUSTRY	% OF NET ASSETS
Textiles, Apparel & Luxury Goods	0.6
Building Products	0.5
Diversified Consumer Services	0.5
Gas Utilities	0.5
Health Care Technology	0.5
Distributors	0.4
Electrical Equipment	0.4
Household Products	0.4
Internet Software & Services	0.4
Wireless Telecommunication Services	0.4
Air Freight & Logistics	0.3
Household Durables	0.3
Oil, Gas & Consumable Fuels	0.3
Beverages	0.2
Biotechnology	0.2
Containers & Packaging	0.2
Internet & Catalog Retail	0.2
Personal Products	0.2
Pharmaceuticals	0.2
Real Estate Investment Trusts (REITs)	0.2
Tobacco	0.2
Capital Markets	0.1
Construction & Engineering	0.1
Leisure Equipment & Products	0.1
Life Sciences Tools & Services	0.1
Technology Hardware, Storage & Peripherals	0.1
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI USA STRATEGICFACTORS ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	APPLE, INC.	JOHNSON & JOHNSON	MICROSOFT CORP.	INTERNATIONAL BUSINESS MACHINES CORP.	PEPSICO, INC.
MARKET VALUE	$350,587	320,975	299,515	210,143	198,902
% OF NET ASSETS	2.7	2.5	2.3	1.6	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
IT Services	8.3%
Pharmaceuticals	4.9
Banks	4.5
Specialty Retail	4.5
Insurance	4.4
Real Estate Investment Trusts (REITs)	3.9
Software	3.9
Health Care Equipment & Supplies	3.8
Oil, Gas & Consumable Fuels	3.8
Semiconductors & Semiconductor Equipment	3.3
Technology Hardware, Storage & Peripherals	3.1
Aerospace & Defense	2.9
Health Care Providers & Services	2.9
Beverages	2.8
Internet Software & Services	2.8
Media	2.8
Electric Utilities	2.6
Hotels, Restaurants & Leisure	2.6
Diversified Telecommunication Services	2.3
Food Products	2.3
Household Products	2.3
Industrial Conglomerates	2.1
Food & Staples Retailing	1.9
Biotechnology	1.7
Chemicals	1.7
Capital Markets	1.6
Commercial Services & Supplies	1.2
Machinery	1.2
Multi-Utilities	1.2
Air Freight & Logistics	1.1
Textiles, Apparel & Luxury Goods	0.9
Communications Equipment	0.8
Diversified Financial Services	0.8
Road & Rail	0.8
Tobacco	0.8
INDUSTRY	% OF NET ASSETS
Internet & Catalog Retail	0.7
Electrical Equipment	0.6
Electronic Equipment, Instruments & Components	0.6
Energy Equipment & Services	0.6
Automobiles	0.5
Consumer Finance	0.5
Life Sciences Tools & Services	0.5
Multiline Retail	0.5
Metals & Mining	0.4
Auto Components	0.3
Professional Services	0.3
Airlines	0.2
Containers & Packaging	0.2
Distributors	0.2
Household Durables	0.2
Mortgage Real Estate Investment	0.2
Trading Companies & Distributors	0.2
Building Products	0.1
Independent Power Producers & Energy Traders	0.1
Leisure Equipment & Products	0.1
Personal Products	0.1
Real Estate Management & Development	0.1
Water Utilities	0.1
Construction & Engineering	0.0	**
Construction Materials	0.0	**
Diversified Consumer Services	0.0	**
Gas Utilities	0.0	**
Health Care Technology	0.0	**
Thrifts & Mortgage Finance	0.0	**
Wireless Telecommunication Services	0.0	**
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR WELLS FARGO PREFERRED STOCK ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	HSBC HOLDINGS PLC SERIES 2 8.00%	PNC FINANCIAL SERVICES GROUP, INC. SERIES P 6.13%	US BANCORP SERIES F 6.50%	HSBC HOLDINGS PLC 8.13%	ING GROEP NV 7.20%
MARKET VALUE	$12,363,334	10,409,470	7,883,518	7,172,217	7,128,327
% OF NET ASSETS	2.5	2.1	1.6	1.5	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Banks	33.8%
Insurance	16.6
Real Estate Investment Trusts (REITs)	12.3
Capital Markets	11.9
Electric Utilities	10.1
Diversified Telecommunication Services	5.5
Consumer Finance	4.4
Multi-Utilities	1.6
Internet Software & Services	1.0
INDUSTRY	% OF NET ASSETS
Machinery	0.9
Commercial Services & Supplies	0.6
Independent Power Producers & Energy Traders	0.4
Media	0.4
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(2.1)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	NVIDIA CORP.	FANG HOLDINGS, LTD. ADR	VERIFONE SYSTEMS, INC.	INTERDIGITAL, INC.	BANKRATE, INC.
MARKET VALUE	$140,363	133,781	130,050	129,991	128,898
% OF NET ASSETS	1.2	1.1	1.1	1.1	1.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Internet Software & Services	29.4%
Software	22.0
IT Services	11.1
Electronic Equipment, Instruments & Components	9.3
Semiconductors & Semiconductor Equipment	8.2
Health Care Technology	6.6
Communications Equipment	6.2
INDUSTRY	% OF NET ASSETS
Internet & Catalog Retail	3.0
Technology Hardware, Storage & Peripherals	2.0
Commercial Services & Supplies	1.0
Thrifts & Mortgage Finance	1.0
Short-Term Investment	0.2
Liabilities in Excess of Other Assets	(0.0)**
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR SSGA GENDER DIVERSITY INDEX ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	PFIZER, INC.	PEPSICO, INC.	AMGEN, INC.	3M CO.	MASTERCARD, INC. CLASS A
MARKET VALUE	$17,670,062	13,458,138	9,835,254	9,706,529	8,917,599
% OF NET ASSETS	6.5	5.0	3.6	3.6	3.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

INDUSTRY	% OF NET ASSETS
Biotechnology	7.1%
Pharmaceuticals	7.0
IT Services	6.2
Beverages	5.0
Software	4.8
Specialty Retail	4.8
Banks	4.7
Oil, Gas & Consumable Fuels	4.6
Food & Staples Retailing	3.9
Industrial Conglomerates	3.6
Consumer Finance	3.5
Semiconductors & Semiconductor Equipment	3.0
Health Care Providers & Services	2.9
Hotels, Restaurants & Leisure	2.9
Insurance	2.9
Air Freight & Logistics	2.6
Aerospace & Defense	2.5
Chemicals	2.5
Electric Utilities	2.2
Machinery	2.2
Multiline Retail	2.2
Diversified Telecommunication Services	1.8
Capital Markets	1.6
Airlines	1.5
Health Care Equipment & Supplies	1.5
Tobacco	1.5
Professional Services	1.0
Multi-Utilities	0.9
Internet Software & Services	0.7
Textiles, Apparel & Luxury Goods	0.7
INDUSTRY	% OF NET ASSETS
Electronic Equipment, Instruments & Components	0.6
Household Products	0.6
Internet & Catalog Retail	0.6
Personal Products	0.6
Water Utilities	0.6
Construction Materials	0.5
Energy Equipment & Services	0.5
Food Products	0.5
Containers & Packaging	0.4
Media	0.4
Gas Utilities	0.3
Thrifts & Mortgage Finance	0.3
Commercial Services & Supplies	0.2
Communications Equipment	0.2
Technology Hardware, Storage & Peripherals	0.2
Trading Companies & Distributors	0.2
Building Products	0.1
Construction & Engineering	0.1
Household Durables	0.1
Life Sciences Tools & Services	0.1
Metals & Mining	0.1
Real Estate Management & Development	0.1
Road & Rail	0.1
Wireless Telecommunication Services	0.1
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.1%
AAR Corp.	634	$20,954
Aerojet Rocketdyne Holdings, Inc. (a)	908	16,299
Aerovironment, Inc. (a)	266	7,137
Arconic, Inc.	6,693	124,088
Astronics Corp. (a)	383	12,961
B/E Aerospace, Inc.	1,515	91,188
Boeing Co.	9,690	1,508,539
BWX Technologies, Inc.	1,742	69,157
Cubic Corp.	356	17,070
Curtiss-Wright Corp.	693	68,163
DigitalGlobe, Inc. (a)	1,188	34,036
Ducommun, Inc. (a)	101	2,582
Engility Holdings, Inc. (a)	227	7,650
Esterline Technologies Corp. (a)	493	43,976
General Dynamics Corp.	3,914	675,791
HEICO Corp.	286	22,065
HEICO Corp. Class A	582	39,518
Hexcel Corp.	1,526	78,497
Huntington Ingalls Industries, Inc.	780	143,668
KEYW Holding Corp. (a)	471	5,553
KLX, Inc. (a)	751	33,878
Kratos Defense & Security Solutions, Inc. (a)	582	4,307
L3 Technologies, Inc. (a)	1,389	211,281
Lockheed Martin Corp.	4,185	1,045,999
Mercury Systems, Inc. (a)	493	14,898
Moog, Inc. Class A (a)	693	45,516
National Presto Industries, Inc. (a)	90	9,576
Northrop Grumman Corp.	2,836	659,597
Orbital ATK, Inc.	885	77,641
Raytheon Co.	4,779	678,618
Rockwell Collins, Inc.	2,066	191,642
Spirit AeroSystems Holdings, Inc. Class A	2,247	131,112
TASER International, Inc. (a) (b)	771	18,689
Teledyne Technologies, Inc. (a)	556	68,388
Textron, Inc.	4,233	205,554
TransDigm Group, Inc.	837	208,380
Triumph Group, Inc.	771	20,431
United Technologies Corp.	12,616	1,382,966
Vectrus, Inc. (a)	163	3,888
Wesco Aircraft Holdings, Inc. (a)	606	9,060

		8,010,313

AIR FREIGHT & LOGISTICS — 0.7%
Air Transport Services Group, Inc. (a)	737	11,762
Atlas Air Worldwide Holdings, Inc. (a)	417	21,747
C.H. Robinson Worldwide, Inc. (b)	2,423	177,509
Echo Global Logistics, Inc. (a)	266	6,663
Expeditors International of Washington, Inc.	3,206	169,790
FedEx Corp.	4,065	756,903
Forward Air Corp.	424	20,089
Hub Group, Inc. Class A (a)	556	24,325
Park-Ohio Holdings Corp.	135	5,751
United Parcel Service, Inc. Class B	11,155	1,278,809
XPO Logistics, Inc. (a)	1,606	69,315

		2,542,663

AIRLINES — 0.7%
Alaska Air Group, Inc.	2,242	198,933
Allegiant Travel Co.	215	35,776
American Airlines Group, Inc.	8,720	407,137
Copa Holdings SA Class A	558	50,683
Delta Air Lines, Inc.	13,181	648,373
Hawaiian Holdings, Inc. (a)	771	43,947
JetBlue Airways Corp. (a)	4,877	109,342
SkyWest, Inc.	771	28,103
Southwest Airlines Co.	11,083	552,377
Spirit Airlines, Inc. (a) (b)	1,201	69,490
United Continental Holdings, Inc. (a)	6,158	448,795

		2,592,956

AUTO COMPONENTS — 0.3%
Adient PLC (a)	1,386	81,220
American Axle & Manufacturing Holdings, Inc. (a)	1,065	20,554
BorgWarner, Inc. (b)	3,540	139,617
Cooper Tire & Rubber Co.	974	37,840
Cooper-Standard Holdings, Inc. (a)	215	22,227
Dana, Inc.	2,806	53,258
Delphi Automotive PLC	4,459	300,314
Dorman Products, Inc. (a)	417	30,466
Gentex Corp.	4,413	86,892
Gentherm, Inc. (a)	493	16,688
Goodyear Tire & Rubber Co.	4,551	140,489
Horizon Global Corp. (a)	319	7,656
LCI Industries	356	38,359
Lear Corp.	1,324	175,258
Modine Manufacturing Co. (a)	693	10,326
Motorcar Parts of America, Inc. (a)	266	7,161
Standard Motor Products, Inc.	356	18,946
Stoneridge, Inc. (a)	397	7,023
Superior Industries International, Inc.	340	8,959
Tenneco, Inc. (a) (b)	908	56,723
Tower International, Inc.	340	9,639
Visteon Corp.	771	61,942

		1,331,557

AUTOMOBILES — 0.6%
Ford Motor Co.	63,097	765,366
General Motors Co.	22,733	792,018
Harley-Davidson, Inc. (b)	3,429	200,048
Tesla Motors, Inc. (a)	2,026	432,936
Thor Industries, Inc.	635	63,532
Winnebago Industries, Inc.	397	12,565

		2,266,465

BANKS — 6.9%
1st Source Corp.	219	9,781
Ameris Bancorp	417	18,181
Ames National Corp.	841	27,753
Associated Banc-Corp.	2,574	63,578
BancFirst Corp.	198	18,424
Banco Latinoamericano de Comercio Exterior SA Class E	415	12,218
Bancorp, Inc. (a)	361	2,837
BancorpSouth, Inc.	1,473	45,737
Bank of America Corp.	167,003	3,690,766
Bank of Hawaii Corp.	657	58,269

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Bank of Marin Bancorp	135	$9,416
Bank of the Ozarks, Inc.	1,269	66,737
BankUnited, Inc.	1,526	57,515
Banner Corp.	287	16,017
BB&T Corp.	13,224	621,792
Berkshire Hills Bancorp, Inc.	416	15,330
BNC Bancorp	266	8,485
BOK Financial Corp.	417	34,628
Boston Private Financial Holdings, Inc.	1,186	19,628
Bridge Bancorp, Inc.	131	4,965
Brookline Bancorp, Inc.	1,115	18,286
Bryn Mawr Bank Corp.	205	8,641
Camden National Corp.	202	8,979
Capital Bank Financial Corp. Class A	417	16,367
Cardinal Financial Corp.	397	13,018
Cathay General Bancorp	1,141	43,392
CenterState Banks, Inc.	2,331	58,671
Central Pacific Financial Corp.	340	10,683
Chemical Financial Corp.	824	44,636
CIT Group, Inc.	3,098	132,223
Citigroup, Inc.	47,706	2,835,168
Citizens & Northern Corp.	101	2,646
Citizens Financial Group, Inc.	8,601	306,454
City Holding Co.	205	13,858
CNB Financial Corp.	301	8,049
CoBiz Financial, Inc.	532	8,985
Columbia Banking System, Inc.	825	36,861
Comerica, Inc.	2,878	196,021
Commerce Bancshares, Inc.	1,362	78,737
Community Bank System, Inc.	634	39,175
Community Trust Bancorp, Inc.	258	12,797
Cullen/Frost Bankers, Inc.	837	73,848
Customers Bancorp, Inc. (a)	347	12,430
CVB Financial Corp. (b)	1,391	31,896
Eagle Bancorp, Inc. (a)	912	55,586
East West Bancorp, Inc.	2,306	117,214
Enterprise Financial Services Corp.	266	11,438
FCB Financial Holdings, Inc. Class A (a)	426	20,320
Fifth Third Bancorp	13,411	361,695
Financial Institutions, Inc.	205	7,011
First BanCorp (a)	1,065	7,040
First Bancorp/Southern Pines	262	7,111
First Busey Corp.	354	10,896
First Citizens BancShares, Inc. Class A	141	50,055
First Commonwealth Financial Corp.	1,526	21,639
First Community Bancshares, Inc.	1,866	56,241
First Connecticut Bancorp, Inc.	266	6,025
First Financial Bancorp	886	25,207
First Financial Bankshares, Inc. (b)	974	44,025
First Financial Corp.	131	6,917
First Horizon National Corp.	3,732	74,677
First Interstate BancSystem, Inc. Class A	266	11,318
First Merchants Corp.	465	17,507
First Midwest Bancorp, Inc.	1,244	31,386
First NBC Bank Holding Co. (a)	266	1,942
First of Long Island Corp.	319	9,107
First Republic Bank	2,421	223,071
Flushing Financial Corp.	471	13,843
FNB Corp.	2,675	42,880
Fulton Financial Corp.	3,001	56,419

German American Bancorp, Inc.	1,005	52,873
Glacier Bancorp, Inc.	1,115	40,396
Great Southern Bancorp, Inc.	131	7,159
Great Western Bancorp, Inc.	582	25,369
Hancock Holding Co.	1,336	57,582
Hanmi Financial Corp.	493	17,206
Heartland Financial USA, Inc.	1,336	64,128
Heritage Financial Corp.	2,244	57,783
Hilltop Holdings, Inc.	908	27,058
Home BancShares, Inc.	2,495	69,286
HomeTrust Bancshares, Inc. (a)	340	8,806
Hope Bancorp, Inc.	1,845	40,387
Huntington Bancshares, Inc.	17,152	226,749
IBERIABANK Corp.	693	58,039
Independent Bank Corp.	365	25,714
International Bancshares Corp.	748	30,518
Investors Bancorp, Inc.	5,541	77,297
JPMorgan Chase & Co.	59,905	5,169,202
KeyCorp	17,620	321,917
Lakeland Financial Corp.	300	14,208
LegacyTexas Financial Group, Inc.	634	27,300
M&T Bank Corp.	2,437	381,220
MainSource Financial Group, Inc.	1,887	64,913
MB Financial, Inc.	978	46,191
National Bank Holdings Corp. Class A	837	26,692
National Bankshares, Inc. (b)	735	31,936
NBT Bancorp, Inc.	617	25,840
OFG Bancorp	663	8,685
Old National Bancorp	1,841	33,414
Pacific Continental Corp.	266	5,812
PacWest Bancorp	1,711	93,147
Park National Corp.	554	66,292
Park Sterling Corp.	582	6,280
People’s United Financial, Inc.	5,085	98,446
Peoples Bancorp, Inc.	101	3,278
Pinnacle Financial Partners, Inc.	556	38,531
PNC Financial Services Group, Inc.	8,330	974,277
Popular, Inc.	1,617	70,857
Preferred Bank	131	6,867
PrivateBancorp, Inc.	1,251	67,792
Prosperity Bancshares, Inc.	1,047	75,154
Regions Financial Corp.	21,676	311,267
Renasant Corp.	600	25,332
Republic Bancorp, Inc. Class A	131	5,180
S&T Bancorp, Inc.	415	16,202
Sandy Spring Bancorp, Inc.	374	14,956
ServisFirst Bancshares, Inc.	782	29,278
Signature Bank (a)	838	125,868
Simmons First National Corp. Class A	419	26,041
South State Corp.	363	31,726
Southside Bancshares, Inc.	402	15,143
Southwest Bancorp, Inc.	266	7,714
State Bank Financial Corp.	2,171	58,313
Sterling Bancorp	1,840	43,056
Stock Yards Bancorp, Inc. (b)	1,577	74,040
Suffolk Bancorp	1,391	59,563
SunTrust Banks, Inc.	8,279	454,103
SVB Financial Group (a)	838	143,851
Synovus Financial Corp.	2,284	93,827
TCF Financial Corp.	2,512	49,210

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Texas Capital Bancshares, Inc. (a)	634	$49,706
Tompkins Financial Corp.	215	20,326
Towne Bank	604	20,083
TriCo Bancshares	1,469	50,210
Trustmark Corp.	1,067	38,039
UMB Financial Corp.	638	49,203
Umpqua Holdings Corp.	3,950	74,181
Union Bankshares Corp.	1,001	35,776
United Bankshares, Inc.	962	44,492
United Community Banks, Inc.	691	20,467
Univest Corp. of Pennsylvania	311	9,610
US Bancorp	26,100	1,340,757
Valley National Bancorp	3,961	46,106
Washington Trust Bancorp, Inc.	205	11,490
Webster Financial Corp.	1,389	75,395
Wells Fargo & Co.	75,144	4,141,186
WesBanco, Inc. (b)	417	17,956
West Bancorp, Inc.	2,005	49,523
Westamerica Bancorporation	454	28,570
Western Alliance Bancorp (a)	1,114	54,263
Wintrust Financial Corp.	839	60,886
Yadkin Financial Corp.	1,429	48,957
Zions Bancorp	3,499	150,597

		26,671,498

BEVERAGES — 1.7%
Boston Beer Co., Inc. Class A (a) (b)	141	23,949
Brown-Forman Corp. Class A	855	39,544
Brown-Forman Corp. Class B	3,195	143,519
Coca-Cola Bottling Co. Consolidated	78	13,950
Coca-Cola Co.	63,276	2,623,423
Constellation Brands, Inc. Class A	2,699	413,784
Dr. Pepper Snapple Group, Inc.	3,116	282,528
Molson Coors Brewing Co. Class B	2,780	270,522
Monster Beverage Corp. (a)	7,263	322,041
National Beverage Corp.	554	28,298
PepsiCo, Inc.	23,457	2,454,306

		6,615,864

BIOTECHNOLOGY — 2.9%
AbbVie, Inc.	26,377	1,651,728
ACADIA Pharmaceuticals, Inc. (a) (b)	1,659	47,846
Acceleron Pharma, Inc. (a)	266	6,788
Achillion Pharmaceuticals, Inc. (a)	1,473	6,083
Acorda Therapeutics, Inc. (a)	612	11,506
Agios Pharmaceuticals, Inc. (a) (b)	443	18,486
Alder Biopharmaceuticals, Inc. (a) (b)	1,172	24,378
Alexion Pharmaceuticals, Inc. (a)	3,457	422,964
Alkermes PLC (a)	2,814	156,402
Alnylam Pharmaceuticals, Inc. (a) (b)	1,183	44,292
AMAG Pharmaceuticals, Inc. (a) (b)	601	20,915
Amgen, Inc.	12,254	1,791,657
Amicus Therapeutics, Inc. (a)	1,374	6,829
Applied Genetic Technologies Corp. (a)	912	8,527
Aptevo Therapeutics, Inc. (a)	193	471
Arena Pharmaceuticals, Inc. (a)	3,202	4,547
ARIAD Pharmaceuticals, Inc. (a)	2,853	35,491
Array BioPharma, Inc. (a) (b)	7,124	62,620
Arrowhead Pharmaceuticals, Inc. (a) (b)	1,085	1,682
Atara Biotherapeutics, Inc. (a) (b)	272	3,862

BioCryst Pharmaceuticals, Inc. (a)	1,065	6,741
Biogen, Inc. (a)	3,549	1,006,425
BioMarin Pharmaceutical, Inc. (a)	3,265	270,473
Bluebird Bio, Inc. (a) (b)	585	36,094
Celgene Corp. (a)	12,603	1,458,797
Celldex Therapeutics, Inc. (a)	1,617	5,724
ChemoCentryx, Inc. (a)	309	2,287
Chimerix, Inc. (a)	802	3,689
Clovis Oncology, Inc. (a)	1,744	77,468
Coherus Biosciences, Inc. (a)	532	14,976
Cytokinetics, Inc. (a)	399	4,848
CytRx Corp. (a) (b)	5,518	2,054
Dynavax Technologies Corp. (a) (b)	956	3,776
Eagle Pharmaceuticals, Inc. (a) (b)	136	10,790
Emergent BioSolutions, Inc. (a)	415	13,629
Enanta Pharmaceuticals, Inc. (a)	272	9,112
Epizyme, Inc. (a)	408	4,937
Esperion Therapeutics, Inc. (a)	106	1,327
Exact Sciences Corp. (a) (b)	1,411	18,851
Exelixis, Inc. (a)	4,093	61,027
FibroGen, Inc. (a)	2,255	48,257
Five Prime Therapeutics, Inc. (a)	278	13,931
Galena Biopharma, Inc. (a)	310	601
Genomic Health, Inc. (a)	266	7,818
Geron Corp. (a) (b)	1,851	3,832
Gilead Sciences, Inc.	21,815	1,562,172
Halozyme Therapeutics, Inc. (a) (b)	1,389	13,723
Heron Therapeutics, Inc. (a) (b)	408	5,345
Idera Pharmaceuticals, Inc. (a)	5,659	8,489
ImmunoGen, Inc. (a) (b)	1,351	2,756
Immunomedics, Inc. (a) (b)	1,065	3,909
Incyte Corp. (a)	2,788	279,553
Infinity Pharmaceuticals, Inc. (a)	663	895
Inovio Pharmaceuticals, Inc. (a) (b)	1,664	11,548
Insmed, Inc. (a)	3,826	50,618
Insys Therapeutics, Inc. (a) (b)	408	3,754
Intercept Pharmaceuticals, Inc. (a) (b)	495	53,782
Intrexon Corp. (a) (b)	921	22,380
Ionis Pharmaceuticals, Inc. (a) (b)	1,756	83,989
Ironwood Pharmaceuticals, Inc. (a) (b)	3,370	51,527
Juno Therapeutics, Inc. (a) (b)	977	18,416
Keryx Biopharmaceuticals, Inc. (a) (b)	1,196	7,009
Kite Pharma, Inc. (a) (b)	826	37,038
Lexicon Pharmaceuticals, Inc. (a) (b)	2,072	28,656
Ligand Pharmaceuticals, Inc. (a)	592	60,153
MacroGenics, Inc. (a) (b)	408	8,340
MannKind Corp. (a) (b)	3,411	2,172
Merrimack Pharmaceuticals, Inc. (a) (b)	1,327	5,414
MiMedx Group, Inc. (a) (b)	1,196	10,597
Momenta Pharmaceuticals, Inc. (a)	663	9,978
Myriad Genetics, Inc. (a) (b)	1,228	20,471
Neurocrine Biosciences, Inc. (a)	1,610	62,307
NewLink Genetics Corp. (a) (b)	708	7,278
Novavax, Inc. (a) (b)	4,174	5,259
OncoMed Pharmaceuticals, Inc. (a)	908	7,001
Ophthotech Corp. (a) (b)	426	2,058
OPKO Health, Inc. (a) (b)	4,785	44,500
Organovo Holdings, Inc. (a) (b)	2,006	6,800
OvaScience, Inc. (a)	272	416
PDL BioPharma, Inc.	5,570	11,808

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Portola Pharmaceuticals, Inc. (a) (b)	719	$16,134
Progenics Pharmaceuticals, Inc. (a) (b)	4,043	34,932
Prothena Corp. PLC (a) (b)	837	41,172
PTC Therapeutics, Inc. (a)	532	5,804
Puma Biotechnology, Inc. (a)	356	10,929
Radius Health, Inc. (a) (b)	426	16,201
Regeneron Pharmaceuticals, Inc. (a)	1,255	460,698
Repligen Corp. (a)	493	15,194
Retrophin, Inc. (a)	408	7,723
Rigel Pharmaceuticals, Inc. (a)	1,269	3,020
Sage Therapeutics, Inc. (a)	636	32,474
Sangamo BioSciences, Inc. (a)	2,022	6,167
Sarepta Therapeutics, Inc. (a) (b)	937	25,702
Seattle Genetics, Inc. (a)	2,074	109,445
Spectrum Pharmaceuticals, Inc. (a)	867	3,841
Stemline Therapeutics, Inc. (a) (b)	1,608	17,206
Synergy Pharmaceuticals, Inc. (a)	4,734	28,830
TESARO, Inc. (a) (b)	449	60,382
Ultragenyx Pharmaceutical, Inc. (a) (b)	582	40,920
United Therapeutics Corp. (a) (b)	693	99,397
Vanda Pharmaceuticals, Inc. (a)	397	6,332
Vertex Pharmaceuticals, Inc. (a)	4,220	310,887
ZIOPHARM Oncology, Inc. (a) (b)	1,498	8,014

		11,286,053

BUILDING PRODUCTS — 0.5%
AAON, Inc.	612	20,227
Advanced Drainage Systems, Inc.	582	11,989
Allegion PLC	1,562	99,968
American Woodmark Corp. (a)	131	9,858
AO Smith Corp.	2,381	112,740
Apogee Enterprises, Inc.	415	22,227
Armstrong Flooring, Inc. (a)	336	6,690
Armstrong World Industries, Inc. (a) (b)	693	28,968
Builders FirstSource, Inc. (a) (b)	1,315	14,426
Continental Building Products, Inc. (a)	408	9,425
Fortune Brands Home & Security, Inc.	2,563	137,018
Gibraltar Industries, Inc. (a)	493	20,534
Griffon Corp.	582	15,248
Insteel Industries, Inc.	266	9,480
Johnson Controls International PLC	15,565	641,122
Lennox International, Inc.	771	118,094
Masco Corp.	5,502	173,973
Masonite International Corp. (a)	415	27,307
NCI Building Systems, Inc. (a)	340	5,321
Owens Corning	1,804	93,014
PGT Innovations, Inc. (a)	471	5,393
Ply Gem Holdings, Inc. (a)	3,005	48,831
Quanex Building Products Corp.	518	10,515
Simpson Manufacturing Co., Inc.	604	26,425
Trex Co., Inc. (a)	556	35,807
Universal Forest Products, Inc.	356	36,376
USG Corp. (a) (b)	1,234	35,638

		1,776,614

CAPITAL MARKETS — 2.8%
Affiliated Managers Group, Inc. (a)	863	125,394
Ameriprise Financial, Inc.	2,597	288,111
Arlington Asset Investment Corp. Class A	155	2,297

Artisan Partners Asset Management, Inc. Class A	415	12,346
Associated Capital Group, Inc. Class A	135	4,435
Bank of New York Mellon Corp.	16,960	803,565
BGC Partners, Inc. Class A	1,967	20,122
BlackRock, Inc.	2,016	767,169
Calamos Asset Management, Inc. Class A	340	2,907
CBOE Holdings, Inc.	1,336	98,717
Charles Schwab Corp.	18,964	748,509
CME Group, Inc.	5,532	638,116
Cohen & Steers, Inc.	278	9,341
Cowen Group, Inc. Class A (a)	350	5,425
Diamond Hill Investment Group, Inc.	78	16,410
Donnelley Financial Solutions, Inc. (a)	368	8,457
E*TRADE Financial Corp. (a)	4,402	152,529
Eaton Vance Corp.	1,845	77,269
Evercore Partners, Inc. Class A	493	33,869
FactSet Research Systems, Inc.	617	100,836
Federated Investors, Inc. Class B	1,381	39,055
Financial Engines, Inc.	771	28,334
Franklin Resources, Inc.	6,302	249,433
GAMCO Investors, Inc. Class A	135	4,170
Goldman Sachs Group, Inc.	6,211	1,487,224
Greenhill & Co., Inc.	397	10,997
Interactive Brokers Group, Inc. Class A	693	25,301
Intercontinental Exchange, Inc.	9,620	542,760
INTL. FCStone, Inc. (a)	258	10,217
Invesco, Ltd.	6,843	207,617
Investment Technology Group, Inc.	532	10,502
Janus Capital Group, Inc.	2,285	30,322
KCG Holdings, Inc. Class A (a)	1,072	14,204
Ladenburg Thalmann Financial Services, Inc. (a)	1,535	3,745
Lazard, Ltd. Class A	1,937	79,591
Legg Mason, Inc.	1,745	52,193
LPL Financial Holdings, Inc.	1,336	47,041
MarketAxess Holdings, Inc.	556	81,688
Moody’s Corp.	2,985	281,396
Morgan Stanley	23,838	1,007,155
Morningstar, Inc.	356	26,187
MSCI, Inc.	1,846	145,428
Nasdaq, Inc.	1,667	111,889
Northern Trust Corp.	3,708	330,197
NorthStar Asset Management Group, Inc.	2,788	41,597
Piper Jaffray Cos. (a)	278	20,155
Raymond James Financial, Inc.	1,836	127,180
S&P Global, Inc.	4,226	454,464
Safeguard Scientifics, Inc. (a)	340	4,573
SEI Investments Co.	2,201	108,641
State Street Corp. (c)	6,661	517,693
Stifel Financial Corp. (a)	1,007	50,300
T Rowe Price Group, Inc.	4,125	310,448
TD Ameritrade Holding Corp.	4,137	180,373
Voya Financial, Inc.	3,541	138,878
Waddell & Reed Financial, Inc. Class A	1,336	26,065
Westwood Holdings Group, Inc.	135	8,099
WisdomTree Investments, Inc. (b)	1,526	17,000

		10,747,936

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

CHEMICALS — 2.1%
A Schulman, Inc.	397	$13,280
AdvanSix, Inc. (a)	496	10,981
Air Products & Chemicals, Inc.	3,343	480,790
Albemarle Corp.	1,891	162,777
American Vanguard Corp.	397	7,603
Ashland Global Holdings, Inc.	1,248	136,394
Axalta Coating Systems, Ltd. (a)	2,644	71,917
Balchem Corp.	415	34,827
Cabot Corp.	934	47,204
Calgon Carbon Corp.	813	13,821
Celanese Corp. Series A	2,427	191,102
CF Industries Holdings, Inc. (b)	3,819	120,222
Chemours Co.	2,852	63,001
Chemtura Corp. (a)	1,207	40,072
Dow Chemical Co.	18,186	1,040,603
E.I. du Pont de Nemours & Co.	14,282	1,048,299
Eastman Chemical Co.	2,387	179,526
Ecolab, Inc.	4,174	489,276
Ferro Corp. (a)	1,115	15,978
Flotek Industries, Inc. (a) (b)	663	6,226
FMC Corp.	2,121	119,964
FutureFuel Corp.	340	4,726
GCP Applied Technologies, Inc. (a)	1,188	31,779
Hawkins, Inc.	131	7,067
HB Fuller Co.	771	37,247
Huntsman Corp.	3,001	57,259
Ingevity Corp. (a)	724	39,719
Innophos Holdings, Inc.	356	18,605
Innospec, Inc.	417	28,565
International Flavors & Fragrances, Inc.	1,252	147,523
Koppers Holdings, Inc. (a)	356	14,347
Kraton Corp. (a)	493	14,041
Kronos Worldwide, Inc.	260	3,104
LyondellBasell Industries NV Class A	5,673	486,630
Minerals Technologies, Inc.	556	42,951
Monsanto Co.	6,975	733,840
Mosaic Co.	5,724	167,885
NewMarket Corp.	137	58,066
Olin Corp. (b)	2,578	66,023
OMNOVA Solutions, Inc. (a)	663	6,630
Platform Specialty Products Corp. (a)	2,441	23,946
PolyOne Corp.	1,526	48,893
PPG Industries, Inc.	4,412	418,081
Praxair, Inc.	4,583	537,082
Quaker Chemical Corp.	215	27,507
Rayonier Advanced Materials, Inc.	620	9,585
RPM International, Inc.	2,022	108,844
Scotts Miracle-Gro Co. Class A	617	58,954
Sensient Technologies Corp.	771	60,585
Sherwin-Williams Co.	1,270	341,300
Stepan Co.	288	23,466
Tredegar Corp.	2,499	59,976
Trinseo SA	418	24,787
Tronox, Ltd. Class A	868	8,949
Valspar Corp.	1,389	143,914
Westlake Chemical Corp.	628	35,162
WR Grace & Co.	1,188	80,356

		8,271,257

COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	837	34,183
ACCO Brands Corp. (a)	1,748	22,811
Brady Corp. Class A	693	26,022
Brink’s Co.	693	28,586
CECO Environmental Corp.	190	2,651
Cintas Corp.	1,611	186,167
Clean Harbors, Inc. (a)	908	50,530
Copart, Inc. (a)	2,215	122,733
Covanta Holding Corp. (b)	1,663	25,943
Deluxe Corp.	764	54,710
Ennis, Inc.	425	7,374
Essendant, Inc.	634	13,251
G&K Services, Inc. Class A	278	26,813
Healthcare Services Group, Inc.	1,049	41,089
Herman Miller, Inc.	917	31,361
HNI Corp.	693	38,753
InnerWorkings, Inc. (a)	582	5,733
Interface, Inc.	908	16,843
KAR Auction Services, Inc.	2,162	92,144
Knoll, Inc.	693	19,356
LSC Communications, Inc.	368	10,922
Matthews International Corp. Class A	460	35,351
McGrath RentCorp	417	16,342
Mobile Mini, Inc.	634	19,179
MSA Safety, Inc.	415	28,772
Multi-Color Corp.	131	10,166
Pitney Bowes, Inc.	3,158	47,970
Quad/Graphics, Inc.	399	10,725
Republic Services, Inc. Class A	4,178	238,355
Rollins, Inc.	2,021	68,269
RR Donnelley & Sons Co.	989	16,140
SP Plus Corp. (a)	205	5,771
Steelcase, Inc. Class A	1,336	23,914
Stericycle, Inc. (a)	1,300	100,152
Team, Inc. (a)	468	18,369
Tetra Tech, Inc.	974	42,028
UniFirst Corp.	215	30,885
US Ecology, Inc.	278	13,664
Viad Corp.	356	15,700
VSE Corp. (b)	148	5,748
Waste Management, Inc.	7,159	507,645
West Corp.	1,051	26,023

		2,139,143

COMMUNICATIONS EQUIPMENT — 1.1%
ADTRAN, Inc.	908	20,294
Arista Networks, Inc. (a) (b)	582	56,320
ARRIS International PLC (a)	3,500	105,455
Black Box Corp.	205	3,126
Brocade Communications Systems, Inc.	7,282	90,952
CalAmp Corp. (a)	532	7,714
Calix, Inc. (a)	606	4,666
Ciena Corp. (a)	2,768	67,567
Cisco Systems, Inc.	81,783	2,471,482
CommScope Holding Co., Inc. (a)	1,606	59,743
Comtech Telecommunications Corp.	275	3,259
Digi International, Inc. (a)	399	5,486
EchoStar Corp. Class A (a)	594	30,526
Extreme Networks, Inc. (a)	1,403	7,057

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

F5 Networks, Inc. (a)	1,176	$170,191
Finisar Corp. (a)	1,428	43,225
Harmonic, Inc. (a) (b)	1,632	8,160
Harris Corp.	1,883	192,951
Infinera Corp. (a)	1,744	14,807
InterDigital, Inc.	634	57,916
Ixia (a)	872	14,039
Juniper Networks, Inc.	6,107	172,584
KVH Industries, Inc. (a)	155	1,829
Lumentum Holdings, Inc. (a)	723	27,944
Motorola Solutions, Inc.	2,941	243,779
NETGEAR, Inc. (a)	634	34,458
NetScout Systems, Inc. (a)	1,666	52,479
Palo Alto Networks, Inc. (a) (b)	1,407	175,945
Plantronics, Inc.	680	37,237
ShoreTel, Inc. (a)	872	6,235
Sonus Networks, Inc. (a)	622	3,919
Ubiquiti Networks, Inc. (a)	771	44,564
ViaSat, Inc. (a) (b)	634	41,983
Viavi Solutions, Inc. (a)	3,593	29,391

		4,307,283

CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	2,292	83,337
Aegion Corp. (a)	634	15,026
Argan, Inc.	205	14,463
Chicago Bridge & Iron Co. NV	1,526	48,450
Comfort Systems USA, Inc.	556	18,515
Dycom Industries, Inc. (a) (b)	493	39,583
EMCOR Group, Inc.	1,068	75,572
Fluor Corp.	2,487	130,617
Granite Construction, Inc.	634	34,870
Great Lakes Dredge & Dock Corp. (a)	868	3,645
Jacobs Engineering Group, Inc. (a)	1,984	113,088
KBR, Inc.	2,260	37,719
MasTec, Inc. (a)	908	34,731
MYR Group, Inc. (a)	340	12,811
Orion Group Holdings, Inc. (a)	307	3,055
Primoris Services Corp.	556	12,666
Quanta Services, Inc. (a)	3,182	110,893
Tutor Perini Corp. (a)	556	15,568
Valmont Industries, Inc.	418	58,896

		863,505

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	794	78,233
Headwaters, Inc. (a)	1,115	26,225
Martin Marietta Materials, Inc.	1,001	221,751
Summit Materials, Inc. Class A (a)	1,058	25,170
US Concrete, Inc. (a)	215	14,082
Vulcan Materials Co.	2,024	253,304

		618,765

CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	7,431	141,338
American Express Co.	13,022	964,670
Capital One Financial Corp.	8,450	737,178
Credit Acceptance Corp. (a) (b)	141	30,669
Discover Financial Services	7,117	513,064
Encore Capital Group, Inc. (a)	399	11,431
Enova International, Inc. (a)	279	3,501

EZCORP, Inc. Class A (a)	567	6,039
Firstcash, Inc.	767	36,049
Green Dot Corp. Class A (a)	399	9,396
LendingClub Corp. (a)	5,260	27,615
Navient Corp.	6,885	113,121
Nelnet, Inc. Class A	356	18,067
OneMain Holdings, Inc. (a) (b)	866	19,173
PRA Group, Inc. (a) (b)	837	32,727
Santander Consumer USA Holdings, Inc. (a)	1,567	21,154
SLM Corp. (a)	6,885	75,873
Synchrony Financial	13,771	499,474
World Acceptance Corp. (a)	131	8,421

		3,268,960

CONTAINERS & PACKAGING — 0.5%
AEP Industries, Inc.	74	8,591
AptarGroup, Inc.	1,049	77,049
Avery Dennison Corp.	1,519	106,664
Ball Corp.	2,816	211,397
Bemis Co., Inc.	1,608	76,895
Berry Plastics Group, Inc. (a)	2,102	102,431
Crown Holdings, Inc. (a)	2,214	116,390
Graphic Packaging Holding Co.	5,024	62,700
Greif, Inc. Class A	1,088	55,825
International Paper Co.	6,806	361,126
Myers Industries, Inc.	397	5,677
Owens-Illinois, Inc. (a)	2,521	43,891
Packaging Corp. of America	1,473	124,940
Sealed Air Corp.	3,298	149,531
Silgan Holdings, Inc.	497	25,436
Sonoco Products Co.	1,526	80,420
WestRock Co.	4,362	221,459

		1,830,422

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	712	30,666
Genuine Parts Co.	2,429	232,067
LKQ Corp. (a)	4,594	140,806
Pool Corp.	732	76,377

		479,916

DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)	266	6,530
Apollo Education Group, Inc. (a)	1,518	15,028
Ascent Capital Group, Inc. Class A (a)	211	3,431
Bridgepoint Education, Inc. (a)	266	2,694
Bright Horizons Family Solutions, Inc. (a)	493	34,520
Capella Education Co.	184	16,155
Career Education Corp. (a)	1,053	10,625
Carriage Services, Inc.	205	5,871
DeVry Education Group, Inc. (b)	964	30,077
Graham Holdings Co. Class B	78	39,932
Grand Canyon Education, Inc. (a)	693	40,506
H&R Block, Inc.	4,131	94,972
Houghton Mifflin Harcourt Co. (a)	1,681	18,239
K12, Inc. (a)	397	6,812
LifeLock, Inc. (a)	908	21,719
Regis Corp. (a)	663	9,627
Service Corp. International	3,229	91,704

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

ServiceMaster Global Holdings, Inc. (a)	2,240	$84,381
Sotheby’s	1,051	41,893
Strayer Education, Inc. (a)	143	11,530
Weight Watchers International, Inc. (a) (b)	3,071	35,163

		621,409

DIVERSIFIED FINANCIAL SERVICES — 1.4%
Berkshire Hathaway, Inc. Class B (a)	31,142	5,075,523
FNFV Group (a)	793	10,864
Leucadia National Corp.	5,639	131,107
NewStar Financial, Inc. (a)	399	3,691
PICO Holdings, Inc. (a)	340	5,151

		5,226,336

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
AT&T, Inc.	101,428	4,313,733
ATN International, Inc.	137	10,978
CenturyLink, Inc.	9,323	221,701
Cincinnati Bell, Inc. (a)	640	14,304
Cogent Communications Holdings, Inc.	748	30,930
Consolidated Communications Holdings, Inc. (b)	1,628	43,712
Frontier Communications Corp. (b)	20,072	67,843
General Communication, Inc. Class A (a)	471	9,161
Globalstar, Inc. (a) (b)	10,972	17,336
Hawaiian Telcom Holdco, Inc. (a)	131	3,246
IDT Corp. Class B	205	3,801
Inteliquent, Inc.	471	10,795
Iridium Communications, Inc. (a) (b)	929	8,918
Level 3 Communications, Inc. (a)	4,551	256,494
Lumos Networks Corp. (a)	155	2,421
SBA Communications Corp. Class A (a)	1,967	203,113
Verizon Communications, Inc.	66,340	3,541,229
Vonage Holdings Corp. (a)	2,378	16,289
Windstream Holdings, Inc. (b)	1,524	11,171
Zayo Group Holdings, Inc. (a)	3,060	100,552

		8,887,727

ELECTRIC UTILITIES — 1.8%
ALLETE, Inc.	906	58,156
Alliant Energy Corp.	3,923	148,642
American Electric Power Co., Inc.	8,019	504,876
Avangrid, Inc.	1,200	45,456
Duke Energy Corp.	11,059	858,400
Edison International	4,993	359,446
El Paso Electric Co.	634	29,481
Empire District Electric Co.	617	21,034
Entergy Corp.	2,716	199,545
Eversource Energy	5,089	281,065
Exelon Corp.	14,749	523,442
FirstEnergy Corp.	6,424	198,951
Fortis, Inc.	379	11,704
Great Plains Energy, Inc.	2,378	65,038
Hawaiian Electric Industries, Inc.	2,033	67,231
IDACORP, Inc.	771	62,104
MGE Energy, Inc.	675	44,077
NextEra Energy, Inc.	7,454	890,455
OGE Energy Corp.	3,000	100,350
Otter Tail Corp. (b)	1,100	44,880

PG&E Corp.	8,023	487,558
Pinnacle West Capital Corp.	1,621	126,487
PNM Resources, Inc.	1,203	41,263
Portland General Electric Co.	1,188	51,476
PPL Corp.	11,031	375,606
Southern Co.	15,311	753,148
Westar Energy, Inc.	2,166	122,054
Xcel Energy, Inc.	8,175	332,722

		6,804,647

ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	764	176,377
AMETEK, Inc.	3,771	183,271
AZZ, Inc.	417	26,646
Babcock & Wilcox Enterprises, Inc. (a)	869	14,417
Eaton Corp. PLC	7,573	508,073
Emerson Electric Co.	10,343	576,622
Encore Wire Corp.	356	15,433
EnerSys	693	54,123
Generac Holdings, Inc. (a)	1,049	42,736
General Cable Corp. (b)	708	13,487
Hubbell, Inc.	910	106,197
Plug Power, Inc. (a) (b)	2,460	2,952
Powell Industries, Inc.	131	5,109
Regal Beloit Corp.	693	47,990
Rockwell Automation, Inc.	2,125	285,600
Thermon Group Holdings, Inc. (a)	397	7,579

		2,066,612

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	4,935	331,632
Anixter International, Inc. (a)	415	33,636
Arrow Electronics, Inc. (a)	1,621	115,577
Avnet, Inc.	2,112	100,552
AVX Corp.	663	10,363
Badger Meter, Inc.	430	15,889
Belden, Inc.	617	46,133
Benchmark Electronics, Inc. (a)	842	25,681
CDW Corp.	2,600	135,434
Cognex Corp.	1,325	84,296
Coherent, Inc. (a)	417	57,290
Corning, Inc.	17,959	435,865
CTS Corp.	471	10,550
Daktronics, Inc.	532	5,692
Dolby Laboratories, Inc. Class A	703	31,769
ePlus, Inc. (a)	74	8,525
Fabrinet (a)	415	16,724
FARO Technologies, Inc. (a)	266	9,576
Fitbit, Inc. Class A (a) (b)	2,058	15,065
FLIR Systems, Inc.	2,241	81,102
II-VI, Inc. (a)	771	22,860
Insight Enterprises, Inc. (a)	617	24,951
InvenSense, Inc. (a)	872	11,153
IPG Photonics Corp. (a)	493	48,664
Itron, Inc. (a)	561	35,259
Jabil Circuit, Inc.	3,154	74,655
Keysight Technologies, Inc. (a)	2,698	98,666
Knowles Corp. (a)	1,343	22,442
Littelfuse, Inc.	356	54,030

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Methode Electronics, Inc.	556	$22,991
MTS Systems Corp.	205	11,624
National Instruments Corp.	1,516	46,723
Novanta, Inc. (a)	1,920	40,320
OSI Systems, Inc. (a)	356	27,099
Park Electrochemical Corp.	340	6,341
Plexus Corp. (a)	556	30,046
Rogers Corp. (a)	278	21,353
Sanmina Corp. (a)	1,288	47,205
ScanSource, Inc. (a)	415	16,745
SYNNEX Corp.	417	50,465
Tech Data Corp. (a)	601	50,893
Trimble, Inc. (a)	3,955	119,243
TTM Technologies, Inc. (a) (b)	798	10,877
Universal Display Corp. (a) (b)	634	35,694
VeriFone Systems, Inc. (a)	1,663	29,485
Vishay Intertechnology, Inc. (b)	2,055	33,291
Vishay Precision Group, Inc. (a)	213	4,026
Zebra Technologies Corp. Class A (a)	815	69,894

		2,638,346

ENERGY EQUIPMENT & SERVICES — 1.2%
Archrock, Inc.	866	11,431
Atwood Oceanics, Inc. (b)	912	11,975
Baker Hughes, Inc.	6,979	453,426
Bristow Group, Inc. (b)	532	10,895
CARBO Ceramics, Inc. (a)	340	3,556
Diamond Offshore Drilling, Inc.	1,020	18,054
Dril-Quip, Inc. (a)	927	55,666
Ensco PLC Class A	6,394	62,150
Era Group, Inc. (a)	340	5,770
Exterran Corp. (a)	433	10,349
FMC Technologies, Inc. (a)	3,674	130,537
Forum Energy Technologies, Inc. (a)	908	19,976
Frank’s International NV	820	10,094
Geospace Technologies Corp. (a) (b)	155	3,156
Halliburton Co.	13,918	752,825
Helix Energy Solutions Group, Inc. (a)	1,656	14,606
Helmerich & Payne, Inc.	1,528	118,267
Hornbeck Offshore Services, Inc. (a) (b)	532	3,841
Matrix Service Co. (a)	399	9,057
McDermott International, Inc. (a)	8,452	62,460
Nabors Industries, Ltd.	4,550	74,620
National Oilwell Varco, Inc. (b)	6,669	249,687
Natural Gas Services Group, Inc. (a)	131	4,212
Newpark Resources, Inc. (a)	1,269	9,517
Noble Corp. PLC	3,749	22,194
Oceaneering International, Inc.	1,681	47,421
Oil States International, Inc. (a) (b)	837	32,643
Parker Drilling Co. (a)	1,724	4,482
Patterson-UTI Energy, Inc. (b)	2,217	59,682
PHI, Inc. NVDR (a)	205	3,694
RigNet, Inc. (a)	101	2,338
Rowan Cos. PLC Class A (b)	1,922	36,307
RPC, Inc. (b)	974	19,295
Schlumberger, Ltd.	22,600	1,897,270
SEACOR Holdings, Inc. (a)	356	25,376
Seadrill, Ltd. (a) (b)	5,437	18,540
Superior Energy Services, Inc.	2,441	41,204
Tesco Corp.	5,797	47,825

TETRA Technologies, Inc. (a)	1,134	5,693
Tidewater, Inc.	712	2,428
Transocean, Ltd. (a)	5,546	81,748
Unit Corp. (a)	771	20,717
US Silica Holdings, Inc.	837	47,441
Weatherford International PLC (a) (b)	14,005	69,885

		4,592,310

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.0% (d)
CoreCivic, Inc. REIT	1,744	42,658
Cousins Properties, Inc. REIT	5,693	48,447
Parkway, Inc. REIT (a)	707	15,731
Quality Care Properties, Inc. REIT (a)	1,446	22,413

		129,249

FOOD & STAPLES RETAILING — 1.8%
Andersons, Inc.	417	18,640
Casey’s General Stores, Inc.	634	75,370
Chefs’ Warehouse, Inc. (a)	205	3,239
Costco Wholesale Corp.	7,039	1,127,014
CVS Health Corp.	17,785	1,403,414
Ingles Markets, Inc. Class A	205	9,861
Kroger Co.	15,980	551,470
Natural Grocers by Vitamin Cottage, Inc. (a)	135	1,605
PriceSmart, Inc.	278	23,213
Rite Aid Corp. (a)	15,017	123,740
SpartanNash Co.	501	19,810
Sprouts Farmers Market, Inc. (a)	2,347	44,405
SUPERVALU, Inc. (a)	3,092	14,440
Sysco Corp.	9,093	503,479
United Natural Foods, Inc. (a)	771	36,792
US Foods Holding Corp. (a)	732	20,115
Village Super Market, Inc. Class A	135	4,172
Wal-Mart Stores, Inc.	24,583	1,699,177
Walgreens Boots Alliance, Inc.	13,921	1,152,102
Weis Markets, Inc.	131	8,756
Whole Foods Market, Inc.	5,705	175,486

		7,016,300

FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	10,125	462,206
B&G Foods, Inc.	837	36,661
Blue Buffalo Pet Products, Inc. (a)	1,256	30,194
Bunge, Ltd.	2,287	165,213
Cal-Maine Foods, Inc. (b)	415	18,333
Calavo Growers, Inc.	331	20,323
Campbell Soup Co.	2,983	180,382
Conagra Brands, Inc.	6,840	270,522
Darling Ingredients, Inc. (a)	2,395	30,919
Dean Foods Co.	1,407	30,644
Flowers Foods, Inc. (b)	2,627	52,461
Fresh Del Monte Produce, Inc.	509	30,861
General Mills, Inc.	9,603	593,177
Hain Celestial Group, Inc. (a)	1,526	59,560
Hershey Co.	2,306	238,510
Hormel Foods Corp. (b)	4,458	155,183
Ingredion, Inc.	1,186	148,203
J&J Snack Foods Corp.	215	28,687
J.M. Smucker Co.	1,921	246,003

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Kellogg Co.	3,951	$291,228
Kraft Heinz Co.	9,681	845,345
Lamb Weston Holdings, Inc. (a)	2,280	86,298
Lancaster Colony Corp.	278	39,306
Landec Corp. (a)	399	5,506
Limoneira Co.	101	2,173
McCormick & Co., Inc.	2,030	189,460
Mead Johnson Nutrition Co.	3,098	219,215
Mondelez International, Inc. Class A	24,225	1,073,894
Pilgrim’s Pride Corp.	908	17,243
Pinnacle Foods, Inc.	1,788	95,569
Post Holdings, Inc. (a)	1,055	84,811
Sanderson Farms, Inc. (b)	327	30,817
Seneca Foods Corp. Class A (a)	135	5,407
Snyder’s-Lance, Inc. (b)	1,566	60,040
Tootsie Roll Industries, Inc. (b)	318	12,641
TreeHouse Foods, Inc. (a) (b)	905	65,332
Tyson Foods, Inc. Class A	4,734	291,993
WhiteWave Foods Co. (a)	2,669	148,396

		6,362,716

GAS UTILITIES — 0.2%
Atmos Energy Corp.	1,684	124,869
Chesapeake Utilities Corp.	250	16,737
National Fuel Gas Co.	1,188	67,288
New Jersey Resources Corp.	1,236	43,878
Northwest Natural Gas Co.	1,015	60,697
ONE Gas, Inc.	794	50,784
South Jersey Industries, Inc.	975	32,848
Southwest Gas Corp.	693	53,098
Spire, Inc.	632	40,796
UGI Corp.	2,526	116,398
WGL Holdings, Inc.	771	58,812

		666,205

HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Abaxis, Inc.	356	18,786
Abbott Laboratories	23,669	909,126
Abiomed, Inc. (a)	733	82,594
Accuray, Inc. (a)	1,136	5,226
Alere, Inc. (a)	1,276	49,726
Align Technology, Inc. (a)	1,255	120,643
Analogic Corp.	137	11,364
AngioDynamics, Inc. (a)	399	6,731
Anika Therapeutics, Inc. (a)	131	6,414
AtriCure, Inc. (a) (b)	340	6,654
Baxter International, Inc.	8,333	369,485
Becton Dickinson and Co.	3,423	566,678
Boston Scientific Corp. (a)	22,500	486,675
C.R. Bard, Inc.	1,203	270,266
Cantel Medical Corp.	1,049	82,609
Cardiovascular Systems, Inc. (a)	340	8,231
Cerus Corp. (a)	1,003	4,363
CONMED Corp.	415	18,331
Cooper Cos., Inc.	841	147,116
Cynosure, Inc. Class A (a)	678	30,917
Danaher Corp.	9,825	764,778
DENTSPLY SIRONA, Inc.	3,687	212,851
DexCom, Inc. (a)	1,389	82,923
Edwards Lifesciences Corp. (a)	3,459	324,108

Endologix, Inc. (a) (b)	974	5,571
GenMark Diagnostics, Inc. (a)	307	3,758
Globus Medical, Inc. Class A (a) (b)	837	20,766
Haemonetics Corp. (a)	771	30,994
Halyard Health, Inc. (a)	749	27,698
Hill-Rom Holdings, Inc.	1,348	75,677
Hologic, Inc. (a)	4,180	167,702
ICU Medical, Inc. (a)	215	31,680
IDEXX Laboratories, Inc. (a)	1,681	197,131
Inogen, Inc. (a)	417	28,010
Insulet Corp. (a)	837	31,538
Integer Holdings Corp. (a)	417	12,281
Integra LifeSciences Holdings Corp. (a)	956	82,015
Intuitive Surgical, Inc. (a)	631	400,161
Invacare Corp. (b)	471	6,147
Masimo Corp. (a)	729	49,135
Medtronic PLC	22,759	1,621,124
Meridian Bioscience, Inc.	617	10,921
Merit Medical Systems, Inc. (a)	617	16,350
Natus Medical, Inc. (a)	415	14,442
Neogen Corp. (a)	1,110	73,260
Nevro Corp. (a) (b)	484	35,167
NuVasive, Inc. (a)	1,434	96,594
NxStage Medical, Inc. (a)	908	23,799
OraSure Technologies, Inc. (a)	798	7,006
Orthofix International NV (a)	278	10,058
Penumbra, Inc. (a)	418	26,668
Quidel Corp. (a)	397	8,504
ResMed, Inc. (b)	2,166	134,400
Rockwell Medical, Inc. (a) (b)	692	4,533
RTI Surgical, Inc. (a)	872	2,834
Spectranetics Corp. (a)	634	15,533
St. Jude Medical, Inc.	4,367	350,190
STAAR Surgical Co. (a) (b)	532	5,772
Stryker Corp.	5,505	659,554
Surmodics, Inc. (a)	205	5,207
Teleflex, Inc.	934	150,514
Utah Medical Products, Inc.	374	27,208
Varian Medical Systems, Inc. (a)	1,617	145,174
Vascular Solutions, Inc. (a)	278	15,596
West Pharmaceutical Services, Inc.	1,115	94,585
Wright Medical Group NV (a)	2,066	47,477
Zeltiq Aesthetics, Inc. (a)	426	18,540
Zimmer Biomet Holdings, Inc.	3,024	312,077

		9,689,946

HEALTH CARE PROVIDERS & SERVICES — 2.4%
Acadia Healthcare Co., Inc. (a) (b)	1,222	40,448
Aceto Corp.	397	8,722
Aetna, Inc.	5,527	685,403
Air Methods Corp. (a) (b)	634	20,193
Amedisys, Inc. (a)	477	20,335
AmerisourceBergen Corp.	2,866	224,093
AMN Healthcare Services, Inc. (a)	693	26,646
Anthem, Inc.	4,285	616,054
BioScrip, Inc. (a)	672	699
Brookdale Senior Living, Inc. (a)	2,512	31,199
Capital Senior Living Corp. (a)	397	6,372
Cardinal Health, Inc.	5,237	376,907
Centene Corp. (a)	2,748	155,289

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Chemed Corp. (b)	278	$44,594
Cigna Corp.	4,172	556,503
Community Health Systems, Inc. (a) (b)	1,703	9,520
CorVel Corp. (a)	841	30,781
DaVita, Inc. (a)	2,788	178,990
Diplomat Pharmacy, Inc. (a)	582	7,333
Ensign Group, Inc.	556	12,349
Envision Healthcare Corp. (a) (b)	1,885	119,302
Express Scripts Holding Co. (a)	10,576	727,523
HCA Holdings, Inc. (a)	5,025	371,950
HealthEquity, Inc. (a)	582	23,583
HealthSouth Corp. (b)	1,367	56,375
Healthways, Inc. (a)	391	8,895
Henry Schein, Inc. (a)	1,338	202,988
Humana, Inc.	2,443	498,445
Kindred Healthcare, Inc. (b)	963	7,560
Laboratory Corp. of America Holdings (a)	1,666	213,881
Landauer, Inc.	131	6,301
LHC Group, Inc. (a)	131	5,987
LifePoint Health, Inc. (a)	693	39,362
Magellan Health, Inc. (a)	415	31,229
McKesson Corp.	3,638	510,957
MEDNAX, Inc. (a) (b)	1,526	101,723
Molina Healthcare, Inc. (a) (b)	703	38,145
National HealthCare Corp.	131	9,928
Owens & Minor, Inc.	974	34,372
Patterson Cos., Inc. (b)	1,335	54,775
PharMerica Corp. (a)	397	9,985
Premier, Inc. Class A (a)	515	15,635
Providence Service Corp. (a)	841	32,000
Quest Diagnostics, Inc.	2,437	223,960
Quorum Health Corp. (a)	407	2,959
Select Medical Holdings Corp. (a)	2,163	28,660
Surgical Care Affiliates, Inc. (a)	284	13,141
Team Health Holdings, Inc. (a)	1,049	45,579
Tenet Healthcare Corp. (a)	1,528	22,676
Triple-S Management Corp. Class B (a)	399	8,259
UnitedHealth Group, Inc.	15,259	2,442,050
Universal American Corp. (a)	606	6,030
Universal Health Services, Inc. Class B	1,389	147,762
US Physical Therapy, Inc.	131	9,196
VCA, Inc. (a)	1,338	91,854
WellCare Health Plans, Inc. (a)	704	96,504

		9,311,961

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	2,712	27,689
athenahealth, Inc. (a) (b)	680	71,516
Cerner Corp. (a)	4,601	217,949
Computer Programs & Systems, Inc. (b)	131	3,092
HealthStream, Inc. (a)	340	8,517
HMS Holdings Corp. (a)	1,336	24,262
Inovalon Holdings, Inc. Class A (a)	1,708	17,592
Medidata Solutions, Inc. (a)	910	45,200
Omnicell, Inc. (a)	556	18,848
Quality Systems, Inc.	606	7,969
Veeva Systems, Inc. Class A (a) (b)	1,471	59,870
Vocera Communications, Inc. (a)	340	6,287

		508,791

HOTELS, RESTAURANTS & LEISURE — 2.0%
Aramark	3,967	141,701
Belmond, Ltd. Class A (a)	1,473	19,664
Biglari Holdings, Inc. (a)	60	28,392
BJ’s Restaurants, Inc. (a)	417	16,388
Bloomin’ Brands, Inc.	1,983	35,753
Bob Evans Farms, Inc.	413	21,976
Boyd Gaming Corp. (a)	912	18,395
Brinker International, Inc. (b)	1,141	56,514
Buffalo Wild Wings, Inc. (a)	278	42,923
Caesars Entertainment Corp. (a) (b)	532	4,522
Carnival Corp.	6,798	353,904
Cheesecake Factory, Inc.	823	49,281
Chipotle Mexican Grill, Inc. Class A (a) (b)	493	186,019
Choice Hotels International, Inc.	415	23,261
Churchill Downs, Inc.	215	32,347
Chuy’s Holdings, Inc. (a)	266	8,632
ClubCorp Holdings, Inc.	692	9,930
Cracker Barrel Old Country Store, Inc. (b)	358	59,779
Darden Restaurants, Inc.	2,015	146,531
Dave & Buster’s Entertainment, Inc. (a)	284	15,989
Del Frisco’s Restaurant Group, Inc. (a)	101	1,717
Denny’s Corp. (a)	1,470	18,860
DineEquity, Inc.	278	21,406
Domino’s Pizza, Inc.	912	145,227
Dunkin’ Brands Group, Inc.	1,681	88,152
Extended Stay America, Inc.	866	13,986
Fiesta Restaurant Group, Inc. (a)	340	10,149
Hilton Worldwide Holdings, Inc.	8,137	221,326
Hyatt Hotels Corp. Class A (a)	366	20,225
ILG, Inc.	1,679	30,507
International Game Technology PLC	1,438	36,698
International Speedway Corp. Class A	415	15,272
Jack in the Box, Inc.	617	68,882
Jamba, Inc. (a)	266	2,740
La Quinta Holdings, Inc. (a)	1,481	21,045
Las Vegas Sands Corp.	6,028	321,955
Marcus Corp.	266	8,379
Marriott International, Inc. Class A	5,274	436,054
Marriott Vacations Worldwide Corp.	413	35,043
McDonald’s Corp.	13,598	1,655,149
MGM Resorts International (a)	7,731	222,885
Norwegian Cruise Line Holdings, Ltd. (a)	2,603	110,706
Panera Bread Co. Class A (a) (b)	452	92,701
Papa John’s International, Inc. (b)	415	35,516
Penn National Gaming, Inc. (a)	1,068	14,728
Pinnacle Entertainment, Inc. (a) (b)	872	12,644
Popeyes Louisiana Kitchen, Inc. (a)	417	25,220
Red Robin Gourmet Burgers, Inc. (a)	215	12,126
Royal Caribbean Cruises, Ltd.	2,822	231,517
Ruby Tuesday, Inc. (a)	868	2,804
Ruth’s Hospitality Group, Inc.	532	9,736
Scientific Games Corp. Class A (a) (b)	670	9,380
SeaWorld Entertainment, Inc.	1,049	19,858
Six Flags Entertainment Corp.	974	58,401
Sonic Corp.	912	24,177
Speedway Motorsports, Inc.	101	2,189

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Starbucks Corp.	23,618	$1,311,271
Texas Roadhouse, Inc.	908	43,802
Vail Resorts, Inc.	556	89,688
Wendy’s Co. (b)	2,926	39,559
Wyndham Worldwide Corp. (b)	2,120	161,904
Wynn Resorts, Ltd.	1,244	107,618
Yum China Holdings, Inc. (a)	6,267	163,694
Yum! Brands, Inc.	6,267	396,889
Zoe’s Kitchen, Inc. (a) (b)	284	6,813

		7,650,499

HOUSEHOLD DURABLES — 0.5%
Beazer Homes USA, Inc. (a)	399	5,307
CalAtlantic Group, Inc.	1,145	38,941
Cavco Industries, Inc. (a)	141	14,079
CSS Industries, Inc.	135	3,654
D.R. Horton, Inc.	4,954	135,393
Ethan Allen Interiors, Inc.	417	15,366
Garmin, Ltd.	1,895	91,889
GoPro, Inc. Class A (a) (b)	1,454	12,664
Harman International Industries, Inc.	1,087	120,831
Helen of Troy, Ltd. (a)	493	41,634
Hovnanian Enterprises, Inc. Class A (a)	1,286	3,511
iRobot Corp. (a) (b)	415	24,257
KB Home (b)	704	11,130
La-Z-Boy, Inc.	837	25,989
Leggett & Platt, Inc.	2,195	107,292
Lennar Corp. Class A	2,971	127,545
Libbey, Inc.	340	6,616
M/I Homes, Inc. (a)	399	10,047
MDC Holdings, Inc.	665	17,064
Meritage Homes Corp. (a)	463	16,112
Mohawk Industries, Inc. (a)	958	191,293
NACCO Industries, Inc. Class A	118	10,685
Newell Brands, Inc.	7,172	320,230
NVR, Inc. (a)	60	100,140
PulteGroup, Inc.	5,927	108,938
Taylor Morrison Home Corp. Class A (a)	471	9,072
Tempur Sealy International, Inc. (a) (b)	908	61,998
Toll Brothers, Inc. (a)	2,957	91,667
TopBuild Corp. (a)	606	21,574
TRI Pointe Group, Inc. (a)	1,971	22,627
Tupperware Brands Corp. (b)	837	44,043
Universal Electronics, Inc. (a)	215	13,878
Whirlpool Corp.	1,248	226,849
William Lyon Homes Class A (a)	205	3,901

		2,056,216

HOUSEHOLD PRODUCTS — 1.5%
Central Garden & Pet Co. Class A (a)	617	19,065
Church & Dwight Co., Inc.	4,238	187,277
Clorox Co.	2,022	242,681
Colgate-Palmolive Co.	14,544	951,759
Energizer Holdings, Inc.	1,046	46,662
HRG Group, Inc. (a)	2,388	37,157
Kimberly-Clark Corp.	5,748	655,962
Procter & Gamble Co.	42,276	3,554,566
Spectrum Brands Holdings, Inc. (b)	356	43,550
WD-40 Co.	215	25,134

		5,763,813

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	11,121	129,226
Atlantic Power Corp.	1,724	4,310
Atlantica Yield PLC	1,408	27,245
Calpine Corp. (a)	6,116	69,906
Dynegy, Inc. (a)	2,254	19,069
NRG Energy, Inc.	4,908	60,172
NRG Yield, Inc. Class A	525	8,064
NRG Yield, Inc. Class C	1,554	24,553
Ormat Technologies, Inc.	556	29,813
Pattern Energy Group, Inc.	634	12,039
TerraForm Power, Inc. Class A (a) (b)	1,084	13,886

		398,283

INDUSTRIAL CONGLOMERATES — 2.2%
3M Co.	9,588	1,712,129
Carlisle Cos., Inc.	974	107,423
General Electric Co.	151,422	4,784,935
Honeywell International, Inc.	12,417	1,438,510
Raven Industries, Inc.	542	13,658
Roper Technologies, Inc.	1,560	285,605

		8,342,260

INSURANCE — 3.0%
Aflac, Inc.	6,539	455,114
Alleghany Corp. (a)	278	169,057
Allied World Assurance Co. Holdings AG.	1,681	90,287
Allstate Corp.	6,477	480,075
Ambac Financial Group, Inc. (a)	693	15,593
American Equity Investment Life Holding Co.	974	21,954
American Financial Group, Inc.	1,186	104,510
American International Group, Inc.	16,731	1,092,702
American National Insurance Co.	141	17,570
AMERISAFE, Inc.	278	17,333
AmTrust Financial Services, Inc.	1,201	32,883
Aon PLC	4,415	492,405
Arch Capital Group, Ltd. (a)	2,022	174,478
Argo Group International Holdings, Ltd.	502	33,082
Arthur J Gallagher & Co.	2,489	129,328
Aspen Insurance Holdings, Ltd.	974	53,570
Assurant, Inc.	1,138	105,675
Assured Guaranty, Ltd.	2,988	112,857
Axis Capital Holdings, Ltd.	1,804	117,747
Baldwin & Lyons, Inc. Class B	131	3,301
Brown & Brown, Inc.	1,804	80,927
Chubb, Ltd.	7,529	994,731
Cincinnati Financial Corp.	2,478	187,708
Citizens, Inc. (a)	582	5,715
CNA Financial Corp.	417	17,305
CNO Financial Group, Inc.	3,412	65,340
eHealth, Inc. (a)	206	2,194
Employers Holdings, Inc.	493	19,523
Endurance Specialty Holdings, Ltd.	1,367	126,311
Enstar Group, Ltd. (a)	137	27,085
Erie Indemnity Co. Class A	417	46,892
Everest Re Group, Ltd.	794	171,822
FBL Financial Group, Inc. Class A	135	10,550

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

First American Financial Corp.	1,681	$61,575
FNF Group	4,226	143,515
Genworth Financial, Inc. Class A (a)	7,564	28,819
Global Indemnity, Ltd. (a)	131	5,006
Greenlight Capital Re, Ltd. Class A (a)	397	9,052
Hanover Insurance Group, Inc.	637	57,973
Hartford Financial Services Group, Inc.	6,977	332,454
HCI Group, Inc.	131	5,172
Horace Mann Educators Corp.	634	27,135
Infinity Property & Casualty Corp.	137	12,042
Kemper Corp.	693	30,700
Lincoln National Corp.	4,140	274,358
Loews Corp.	4,998	234,056
Maiden Holdings, Ltd.	737	12,861
Markel Corp. (a)	215	194,467
Marsh & McLennan Cos., Inc.	8,499	574,447
MBIA, Inc. (a)	2,206	23,604
Mercury General Corp.	417	25,108
MetLife, Inc.	14,804	797,788
National General Holdings Corp.	582	14,544
National Western Life Group, Inc. Class A	78	24,242
Navigators Group, Inc.	137	16,132
Old Republic International Corp.	4,006	76,114
OneBeacon Insurance Group, Ltd. Class A	340	5,457
Primerica, Inc.	912	63,065
Principal Financial Group, Inc.	4,354	251,922
ProAssurance Corp.	951	53,446
Progressive Corp.	9,275	329,262
Prudential Financial, Inc.	7,231	752,458
Reinsurance Group of America, Inc.	1,096	137,910
RenaissanceRe Holdings, Ltd.	828	112,790
RLI Corp.	629	39,709
Safety Insurance Group, Inc.	215	15,846
Selective Insurance Group, Inc.	837	36,033
State Auto Financial Corp. (b)	205	5,496
Stewart Information Services Corp.	330	15,206
Third Point Reinsurance, Ltd. (a)	872	10,072
Torchmark Corp.	2,106	155,339
Travelers Cos., Inc.	4,733	579,414
United Fire Group, Inc.	356	17,505
Universal Insurance Holdings, Inc.	397	11,275
Unum Group	4,094	179,849
Validus Holdings, Ltd.	1,612	88,676
White Mountains Insurance Group, Ltd.	95	79,425
WR Berkley Corp.	1,696	112,801
XL Group, Ltd.	5,007	186,561

		11,696,305

INTERNET & CATALOG RETAIL — 2.0%
Amazon.com, Inc. (a)	6,370	4,776,672
Blue Nile, Inc.	131	5,323
Expedia, Inc. (b)	1,941	219,876
FTD Cos., Inc. (a)	297	7,080
Groupon, Inc. (a)	6,425	21,331
HSN, Inc.	557	19,105
Lands’ End, Inc. (a) (b)	222	3,363
Liberty Expedia Holdings, Inc. Class A (a)	995	39,472

Liberty Interactive Corp. QVC Group Class A (a)	8,451	168,851
Liberty TripAdvisor Holdings, Inc. Class A (a)	1,338	20,137
Liberty Ventures Series A (a)	1,492	55,010
Netflix, Inc. (a)	6,750	835,650
Nutrisystem, Inc.	397	13,756
Overstock.com, Inc. (a)	101	1,768
PetMed Express, Inc.	340	7,844
Priceline Group, Inc. (a)	827	1,212,432
Shutterfly, Inc. (a)	634	31,814
Travelport Worldwide, Ltd.	1,589	22,405
TripAdvisor, Inc. (a)	2,012	93,296
Wayfair, Inc. Class A (a) (b)	284	9,954

		7,565,139

INTERNET SOFTWARE & SERVICES — 3.8%
2U, Inc. (a) (b)	426	12,844
Actua Corp. (a)	1,406	19,684
Akamai Technologies, Inc. (a)	2,655	177,035
Alphabet, Inc. Class A (a)	4,766	3,776,817
Alphabet, Inc. Class C (a)	4,886	3,771,113
Angie’s List, Inc. (a)	1,199	9,868
Bankrate, Inc. (a)	663	7,326
Bazaarvoice, Inc. (a)	513	2,488
Benefitfocus, Inc. (a) (b)	419	12,444
Blucora, Inc. (a)	606	8,938
Brightcove, Inc. (a)	307	2,471
ChannelAdvisor Corp. (a)	1,049	15,053
Cimpress NV (a)	493	45,164
CommerceHub, Inc. Series A (a)	250	3,752
CommerceHub, Inc. Series C (a)	497	7,470
comScore, Inc. (a) (b)	720	22,738
Cornerstone OnDemand, Inc. (a)	1,134	47,980
CoStar Group, Inc. (a)	557	104,989
DHI Group, Inc. (a)	606	3,787
EarthLink Holdings Corp.	7,023	39,610
eBay, Inc. (a)	17,341	514,854
Endurance International Group Holdings, Inc. (a)	828	7,700
Envestnet, Inc. (a) (b)	703	24,781
Facebook, Inc. Class A (a)	36,945	4,250,522
GoDaddy, Inc. Class A (a) (b)	1,026	35,859
Gogo, Inc. (a) (b)	872	8,040
GrubHub, Inc. (a)	1,153	43,376
IAC/InterActiveCorp	1,191	77,165
Intralinks Holdings, Inc. (a)	606	8,193
j2 Global, Inc. (b)	693	56,687
Limelight Networks, Inc. (a)	6,610	16,657
Liquidity Services, Inc. (a)	309	3,013
LivePerson, Inc. (a)	775	5,851
LogMeIn, Inc.	417	40,261
NIC, Inc.	974	23,279
Pandora Media, Inc. (a) (b)	3,181	41,480
QuinStreet, Inc. (a)	8,731	32,829
Quotient Technology, Inc. (a)	1,520	16,340
RetailMeNot, Inc. (a)	471	4,380
Shutterstock, Inc. (a)	435	20,671
SPS Commerce, Inc. (a)	615	42,982
Stamps.com, Inc. (a)	215	24,650

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

TechTarget, Inc. (a)	1,938	$16,531
Twitter, Inc. (a)	10,231	166,765
VeriSign, Inc. (a) (b)	1,572	119,582
Web.com Group, Inc. (a)	617	13,050
WebMD Health Corp. (a)	768	38,070
XO Group, Inc. (a)	399	7,761
Yahoo!, Inc. (a)	14,573	563,538
Yelp, Inc. (a)	1,274	48,578
Zillow Group, Inc. Class A (a) (b)	680	24,786
Zillow Group, Inc. Class C (a)	1,945	70,934

		14,460,736

IT SERVICES — 3.7%
Accenture PLC Class A	10,177	1,192,032
Acxiom Corp. (a)	1,188	31,838
Alliance Data Systems Corp. (b)	1,066	243,581
Amdocs, Ltd.	2,518	146,673
Automatic Data Processing, Inc.	7,483	769,103
Black Knight Financial Services, Inc. Class A (a)	556	21,017
Blackhawk Network Holdings, Inc. (a) (b)	868	32,702
Booz Allen Hamilton Holding Corp.	1,887	68,064
Broadridge Financial Solutions, Inc.	1,832	121,462
CACI International, Inc. Class A (a)	356	44,251
Cardtronics PLC Class A (a)	693	37,817
Cass Information Systems, Inc.	131	9,638
Cognizant Technology Solutions Corp. Class A (a)	9,646	540,465
Computer Sciences Corp.	2,332	138,567
Convergys Corp.	1,608	39,492
CoreLogic, Inc. (a)	1,473	54,251
CSG Systems International, Inc.	493	23,861
CSRA, Inc.	2,332	74,251
DST Systems, Inc.	632	67,719
EPAM Systems, Inc. (a)	782	50,290
Euronet Worldwide, Inc. (a)	771	55,844
EVERTEC, Inc.	974	17,288
ExlService Holdings, Inc. (a)	493	24,867
Fidelity National Information Services, Inc.	5,274	398,925
First Data Corp. Class A (a)	5,034	71,432
Fiserv, Inc. (a)	3,725	395,893
FleetCor Technologies, Inc. (a)	1,390	196,713
Forrester Research, Inc.	205	8,805
Gartner, Inc. (a)	1,470	148,573
Genpact, Ltd. (a)	2,574	62,651
Global Payments, Inc.	2,749	190,808
International Business Machines Corp.	14,252	2,365,689
Jack Henry & Associates, Inc.	1,318	117,012
Leidos Holdings, Inc.	2,478	126,725
ManTech International Corp. Class A	417	17,618
MasterCard, Inc. Class A	15,878	1,639,403
MAXIMUS, Inc.	1,049	58,524
MoneyGram International, Inc. (a)	260	3,071
NeuStar, Inc. Class A (a)	974	32,532
Paychex, Inc.	5,002	304,522
PayPal Holdings, Inc. (a)	19,306	762,008
Perficient, Inc. (a)	471	8,238
Sabre Corp. (b)	3,377	84,256

Science Applications International Corp.	639	54,187
ServiceSource International, Inc. (a)	868	4,930
Sykes Enterprises, Inc. (a)	634	18,297
Syntel, Inc.	415	8,213
TeleTech Holdings, Inc.	340	10,370
Teradata Corp. (a)	2,536	68,903
Total System Services, Inc.	2,490	122,085
Unisys Corp. (a) (b)	652	9,747
Vantiv, Inc. Class A (a)	2,380	141,896
Virtusa Corp. (a)	356	8,943
Visa, Inc. Class A (b)	30,984	2,417,372
Western Union Co.	8,598	186,749
WEX, Inc. (a)	634	70,754
Xerox Corp.	18,864	164,683

		14,085,600

LEISURE EQUIPMENT & PRODUCTS — 0.1%
American Outdoor Brands Corp. (a)	974	20,532
Arctic Cat, Inc.	205	3,079
Brunswick Corp.	1,428	77,883
Callaway Golf Co.	1,115	12,220
Hasbro, Inc.	1,757	136,677
JAKKS Pacific, Inc. (a)	206	1,061
Mattel, Inc.	5,329	146,814
Nautilus, Inc. (a)	471	8,714
Polaris Industries, Inc. (b)	974	80,248
Sturm Ruger & Co., Inc. (b)	278	14,651
Vista Outdoor, Inc. (a)	975	35,977

		537,856

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Agilent Technologies, Inc.	5,384	245,295
Albany Molecular Research, Inc. (a)	340	6,378
Bio-Rad Laboratories, Inc. Class A (a)	356	64,892
Bio-Techne Corp.	571	58,716
Bruker Corp.	1,663	35,222
Cambrex Corp. (a)	415	22,389
Charles River Laboratories International, Inc. (a)	777	59,200
Fluidigm Corp. (a)	399	2,905
Illumina, Inc. (a)	2,392	306,272
INC Research Holdings, Inc. Class A (a)	628	33,033
Luminex Corp. (a) (b)	556	11,248
Mettler-Toledo International, Inc. (a)	495	207,187
PAREXEL International Corp. (a) (b)	912	59,937
PerkinElmer, Inc.	1,709	89,124
PRA Health Sciences, Inc. (a)	284	15,654
QIAGEN NV (a)	3,546	99,359
Quintiles IMS Holdings, Inc. (a)	1,983	150,807
Thermo Fisher Scientific, Inc.	6,363	897,819
VWR Corp. (a)	724	18,122
Waters Corp. (a)	1,339	179,948

		2,563,507

MACHINERY — 1.9%
Actuant Corp. Class A	1,115	28,934
AGCO Corp.	1,517	87,774
Alamo Group, Inc.	135	10,273
Albany International Corp. Class A	415	19,214
Allison Transmission Holdings, Inc.	2,807	94,568
Altra Industrial Motion Corp.	415	15,313

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

American Railcar Industries, Inc. (b)	131	$5,933
Astec Industries, Inc.	356	24,016
Barnes Group, Inc.	837	39,691
Briggs & Stratton Corp. (b)	693	15,426
Caterpillar, Inc.	9,328	865,079
Chart Industries, Inc. (a)	560	20,171
CIRCOR International, Inc.	278	18,037
CLARCOR, Inc.	785	64,739
Colfax Corp. (a)	1,685	60,542
Columbus McKinnon Corp.	266	7,193
Crane Co.	739	53,297
Cummins, Inc.	2,579	352,472
Deere & Co.	5,129	528,492
Donaldson Co., Inc.	2,254	94,848
Douglas Dynamics, Inc.	340	11,441
Dover Corp.	2,685	201,187
EnPro Industries, Inc.	794	53,484
ESCO Technologies, Inc.	417	23,623
Federal Signal Corp.	999	15,594
Flowserve Corp.	2,247	107,968
Fortive Corp.	4,912	263,431
Franklin Electric Co., Inc.	693	26,958
FreightCar America, Inc. (b)	101	1,508
Gorman-Rupp Co.	265	8,202
Graco, Inc.	978	81,262
Graham Corp.	101	2,237
Greenbrier Cos., Inc.	417	17,326
Harsco Corp.	1,153	15,681
Hillenbrand, Inc.	837	32,099
Hurco Cos., Inc.	135	4,468
Hyster-Yale Materials Handling, Inc.	149	9,502
IDEX Corp.	1,298	116,898
Illinois Tool Works, Inc.	4,823	590,625
Ingersoll-Rand PLC	4,460	334,678
ITT, Inc.	1,388	53,535
John Bean Technologies Corp.	461	39,623
Joy Global, Inc.	1,639	45,892
Kadant, Inc.	131	8,017
Kennametal, Inc.	1,186	37,074
Lincoln Electric Holdings, Inc.	1,291	98,981
Lindsay Corp.	215	16,041
Lydall, Inc. (a)	278	17,194
Manitowoc Co., Inc. (a)	2,016	12,056
Manitowoc Foodservice, Inc. (a)	2,016	38,969
Meritor, Inc. (a)	1,526	18,953
Middleby Corp. (a) (b)	976	125,719
Mueller Industries, Inc.	911	36,404
Mueller Water Products, Inc. Class A	2,386	31,758
Navistar International Corp. (a)	861	27,010
Nordson Corp.	974	109,137
Oshkosh Corp.	1,385	89,485
PACCAR, Inc.	5,541	354,070
Parker-Hannifin Corp.	2,288	320,320
Pentair PLC	3,090	173,256
Proto Labs, Inc. (a)	278	14,275
RBC Bearings, Inc. (a)	356	33,040
Rexnord Corp. (a)	1,190	23,312
Snap-on, Inc.	912	156,198
SPX Corp. (a)	731	17,339
SPX FLOW, Inc. (a)	731	23,436

Standex International Corp.	215	18,888
Stanley Black & Decker, Inc.	2,519	288,904
Sun Hydraulics Corp.	356	14,229
Tennant Co.	278	19,794
Terex Corp.	1,684	53,097
Timken Co.	1,114	44,226
Titan International, Inc.	798	8,946
Toro Co.	1,833	102,556
TriMas Corp. (a)	839	19,716
Trinity Industries, Inc.	2,443	67,818
Wabash National Corp. (a) (b)	1,049	16,595
WABCO Holdings, Inc. (a)	885	93,943
Wabtec Corp.	1,473	122,288
Watts Water Technologies, Inc. Class A	410	26,732
Woodward, Inc.	1,049	72,433
Xylem, Inc.	2,846	140,934

		7,356,377

MARINE — 0.0% (d)
Kirby Corp. (a) (b)	912	60,648
Matson, Inc.	617	21,836

		82,484

MEDIA — 3.0%
AMC Entertainment Holdings, Inc. Class A	360	12,114
AMC Networks, Inc. Class A (a)	914	47,839
Cable One, Inc. (b)	78	48,495
CBS Corp. Class B	6,570	417,983
Central European Media Enterprises, Ltd. Class A (a)	1,136	2,897
Charter Communications, Inc. Class A (a)	3,238	932,285
Cinemark Holdings, Inc.	1,744	66,900
Clear Channel Outdoor Holdings, Inc. Class A	456	2,303
Comcast Corp. Class A	39,192	2,706,208
Discovery Communications, Inc. Class A (a) (b)	2,485	68,114
Discovery Communications, Inc. Class C (a)	4,627	123,911
DISH Network Corp. Class A (a)	3,481	201,654
Entercom Communications Corp. Class A	399	6,105
Entravision Communications Corp. Class A	798	5,586
Eros International PLC (a) (b)	665	8,678
EW Scripps Co. Class A (a) (b)	838	16,199
Gannett Co., Inc.	1,757	17,060
Global Eagle Entertainment, Inc. (a)	1,804	11,654
Gray Television, Inc. (a)	737	7,996
IMAX Corp. (a)	1,008	31,651
Interpublic Group of Cos., Inc.	6,581	154,061
John Wiley & Sons, Inc. Class A	693	37,768
Liberty Broadband Corp. Class A (a)	379	27,462
Liberty Broadband Corp. Class C (a)	1,705	126,289
Liberty Media Corp.-Liberty Braves Class A (a)	144	2,951
Liberty Media Corp.-Liberty Braves Class C (a)	503	10,357

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Liberty Media Corp.-Liberty Media Class A (a) (b)	365	$11,443
Liberty Media Corp.-Liberty Media Class C (a) (b)	749	23,466
Liberty Media Corp.-Liberty SiriusXM Class A (a)	1,550	53,506
Liberty Media Corp.-Liberty SiriusXM Class C (a)	3,016	102,303
Lions Gate Entertainment Corp. Class A (b)	625	16,813
Lions Gate Entertainment Corp. Class B (a) (b)	1,867	45,816
Live Nation Entertainment, Inc. (a)	2,120	56,392
Loral Space & Communications, Inc. (a)	205	8,415
Madison Square Garden Co. Class A (a)	309	52,997
MDC Partners, Inc. Class A	529	3,465
Media General, Inc. (a)	1,289	24,272
Meredith Corp.	556	32,887
MSG Networks, Inc. Class A (a)	914	19,651
National CineMedia, Inc.	912	13,434
New Media Investment Group, Inc.	724	11,577
New York Times Co. Class A	1,884	25,057
News Corp. Class A	7,622	87,348
News Corp. Class B	1,877	22,149
Nexstar Broadcasting Group, Inc. Class A	415	26,269
Omnicom Group, Inc.	4,141	352,441
Regal Entertainment Group Class A	1,252	25,791
Scholastic Corp.	417	19,803
Scripps Networks Interactive, Inc. Class A	1,698	121,186
Sinclair Broadcast Group, Inc. Class A (b)	1,049	34,984
Sirius XM Holdings, Inc. (b)	35,737	159,030
TEGNA, Inc.	3,523	75,357
Thomson Reuters Corp.	4,894	214,259
Time Warner, Inc.	13,053	1,260,006
Time, Inc.	1,744	31,130
Tribune Media Co. Class A (b)	1,294	45,264
Twenty-First Century Fox, Inc. Class A	17,966	503,767
Twenty-First Century Fox, Inc. Class B	7,487	204,021
Viacom, Inc. Class B	5,454	191,435
Walt Disney Co.	26,340	2,745,155
World Wrestling Entertainment, Inc. Class A	397	7,305

		11,722,714

METALS & MINING — 0.5%
AK Steel Holding Corp. (a)	5,137	52,449
Alcoa Corp.	2,231	62,646
Allegheny Technologies, Inc. (b)	1,613	25,695
Carpenter Technology Corp. (b)	693	25,066
Century Aluminum Co. (a)	732	6,266
Cliffs Natural Resources, Inc. (a)	2,381	20,024
Coeur Mining, Inc. (a)	2,893	26,297
Commercial Metals Co.	1,802	39,248
Compass Minerals International, Inc.	493	38,627
Ferroglobe PLC	929	10,061
Ferroglobe Representation & Warranty Insurance Trust (e)	929	—

Freeport-McMoRan, Inc. (a)	23,877	314,938
Haynes International, Inc.	131	5,632
Hecla Mining Co.	5,091	26,677
Kaiser Aluminum Corp.	278	21,598
Materion Corp.	340	13,464
Newmont Mining Corp.	8,815	300,327
Nucor Corp.	4,901	291,707
Reliance Steel & Aluminum Co.	1,201	95,528
Royal Gold, Inc. (b)	978	61,956
Schnitzer Steel Industries, Inc. Class A	410	10,537
Southern Copper Corp. (b)	2,440	77,934
Steel Dynamics, Inc.	3,406	121,185
Stillwater Mining Co. (a)	1,804	29,062
SunCoke Energy, Inc.	1,013	11,487
Tahoe Resources, Inc.	5,476	51,584
TimkenSteel Corp. (a)	648	10,031
United States Steel Corp.	2,206	72,820
Worthington Industries, Inc.	783	37,146

		1,859,992

MORTGAGE REAL ESTATE INVESTMENT — 0.0% (d)
AGNC Investment Corp. REIT (b)	5,932	107,547

MULTI-UTILITIES — 1.0%
Ameren Corp.	3,734	195,886
Avista Corp.	1,325	52,987
Black Hills Corp.	817	50,115
CenterPoint Energy, Inc.	6,567	161,811
CMS Energy Corp.	4,125	171,682
Consolidated Edison, Inc.	4,965	365,821
Dominion Resources, Inc.	9,957	762,607
DTE Energy Co.	2,928	288,437
MDU Resources Group, Inc.	3,750	107,887
NiSource, Inc.	5,502	121,814
NorthWestern Corp.	912	51,865
Public Service Enterprise Group, Inc.	8,191	359,421
SCANA Corp.	2,443	179,023
Sempra Energy	4,053	407,894
Unitil Corp.	1,067	48,378
Vectren Corp.	1,252	65,292
WEC Energy Group, Inc.	5,138	301,344

		3,692,264

MULTILINE RETAIL — 0.5%
Big Lots, Inc.	876	43,984
Dillard’s, Inc. Class A	380	23,822
Dollar General Corp.	4,596	340,426
Dollar Tree, Inc. (a)	3,772	291,123
Fred’s, Inc. Class A (b)	532	9,874
JC Penney Co., Inc. (a) (b)	4,604	38,259
Kohl’s Corp. (b)	3,478	171,744
Macy’s, Inc.	5,279	189,041
Nordstrom, Inc.	2,213	106,069
Sears Holdings Corp. (a) (b)	622	5,778
Target Corp.	9,953	718,905
Tuesday Morning Corp. (a)	582	3,143

		1,942,168

OIL, GAS & CONSUMABLE FUELS — 5.8%
Adams Resources & Energy, Inc.	35	1,388
Alon USA Energy, Inc.	340	3,869

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Anadarko Petroleum Corp.	9,727	$678,264
Antero Resources Corp. (a)	2,653	62,743
Apache Corp.	6,059	384,565
Bill Barrett Corp. (a)	737	5,152
Cabot Oil & Gas Corp.	7,388	172,584
California Resources Corp. (a)	581	12,370
Callon Petroleum Co. (a)	1,988	30,556
Carrizo Oil & Gas, Inc. (a)	918	34,287
Cheniere Energy, Inc. (a) (b)	3,703	153,415
Chesapeake Energy Corp. (a) (b)	8,871	62,274
Chevron Corp.	30,564	3,597,383
Cimarex Energy Co.	1,637	222,468
Clayton Williams Energy, Inc. (a)	89	10,614
Clean Energy Fuels Corp. (a)	1,003	2,869
Cobalt International Energy, Inc. (a) (b)	5,129	6,257
Concho Resources, Inc. (a)	2,224	294,902
ConocoPhillips	20,114	1,008,516
CONSOL Energy, Inc.	3,502	63,841
Continental Resources, Inc. (a) (b)	1,548	79,784
CVR Energy, Inc. (b)	205	5,205
Delek US Holdings, Inc.	908	21,856
Denbury Resources, Inc. (a)	5,687	20,928
Devon Energy Corp.	8,423	384,678
DHT Holdings, Inc. (b)	1,374	5,688
Diamondback Energy, Inc. (a)	1,366	138,048
Energen Corp.	1,659	95,675
EOG Resources, Inc.	8,926	902,419
EP Energy Corp. Class A (a) (b)	890	5,830
EQT Corp.	2,826	184,820
EXCO Resources, Inc. (a)	1,953	1,706
Exxon Mobil Corp.	68,217	6,157,266
GasLog, Ltd.	399	6,424
Golar LNG, Ltd.	1,337	30,671
Green Plains, Inc.	399	11,112
Gulfport Energy Corp. (a)	2,070	44,795
Hess Corp.	4,414	274,948
HollyFrontier Corp.	3,151	103,227
Kinder Morgan, Inc.	31,236	646,898
Kosmos Energy, Ltd. (a) (b)	4,100	28,741
Laredo Petroleum, Inc. (a)	2,396	33,879
Marathon Oil Corp.	13,718	237,459
Marathon Petroleum Corp.	8,399	422,890
Matador Resources Co. (a) (b)	1,637	42,169
Murphy Oil Corp. (b)	2,937	91,429
Newfield Exploration Co. (a)	3,231	130,856
Noble Energy, Inc.	6,841	260,368
Nordic American Tankers, Ltd. (b)	974	8,182
Northern Oil and Gas, Inc. (a)	929	2,555
Oasis Petroleum, Inc. (a)	3,438	52,051
Occidental Petroleum Corp.	12,315	877,197
ONEOK, Inc.	3,540	203,231
Panhandle Oil and Gas, Inc. Class A	907	21,360
Parsley Energy, Inc. Class A (a)	2,417	85,175
PBF Energy, Inc. Class A	1,473	41,067
PDC Energy, Inc. (a)	1,240	89,999
Phillips 66	7,274	628,546
Pioneer Natural Resources Co.	2,707	487,450
QEP Resources, Inc.	3,663	67,436
Range Resources Corp.	3,438	118,130

Renewable Energy Group, Inc. (a) (b)	340	3,298
REX American Resources Corp. (a) (b)	135	13,331
Rice Energy, Inc. (a)	3,250	69,388
RSP Permian, Inc. (a)	1,566	69,875
Sanchez Energy Corp. (a)	827	7,468
Scorpio Tankers, Inc.	3,482	15,773
SemGroup Corp. Class A	1,117	46,635
Ship Finance International, Ltd. (b)	771	11,449
SM Energy Co.	1,801	62,098
Southwestern Energy Co. (a)	8,314	89,957
Spectra Energy Corp.	11,308	464,646
Synergy Resources Corp. (a) (b)	4,509	40,175
Targa Resources Corp.	2,747	154,024
Teekay Corp.	606	4,866
Teekay Tankers, Ltd. Class A (b)	1,459	3,297
Tesoro Corp.	2,110	184,520
Valero Energy Corp.	7,562	516,636
Western Refining, Inc.	1,254	47,464
Whiting Petroleum Corp. (a)	3,546	42,623
Williams Cos., Inc.	11,757	366,113
World Fuel Services Corp.	1,115	51,190
WPX Energy, Inc. (a)	5,979	87,114

		22,212,405

PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co. (a)	641	14,423
Clearwater Paper Corp. (a)	356	23,336
Deltic Timber Corp.	131	10,096
Domtar Corp.	1,021	39,850
KapStone Paper and Packaging Corp.	1,188	26,195
Louisiana-Pacific Corp. (a)	2,197	41,589
Neenah Paper, Inc.	215	18,318
PH Glatfelter Co.	617	14,740
Schweitzer-Mauduit International, Inc.	493	22,446

		210,993

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	6,671	33,622
Coty, Inc. Class A	7,379	135,110
Edgewell Personal Care Co. (a)	1,046	76,348
Estee Lauder Cos., Inc. Class A	3,564	272,610
Herbalife, Ltd. (a) (b)	1,323	63,689
Inter Parfums, Inc.	266	8,712
Medifast, Inc.	205	8,534
Nu Skin Enterprises, Inc. Class A	912	43,575
Revlon, Inc. Class A (a)	131	3,819
USANA Health Sciences, Inc. (a) (b)	282	17,258

		663,277

PHARMACEUTICALS — 4.3%
Akorn, Inc. (a) (b)	1,471	32,112
Allergan PLC (a)	5,470	1,148,755
Bristol-Myers Squibb Co.	27,151	1,586,704
Catalent, Inc. (a)	2,222	59,905
Cempra, Inc. (a)	1,108	3,102
Depomed, Inc. (a) (b)	912	16,434
Eli Lilly & Co.	15,669	1,152,455
Endo International PLC (a)	3,591	59,144
Horizon Pharma PLC (a)	2,616	42,327
Impax Laboratories, Inc. (a)	1,049	13,899
Innoviva, Inc. (a) (b)	1,426	15,258

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Intra-Cellular Therapies, Inc. (a) (b)	556	$8,390
Johnson & Johnson	45,155	5,202,308
Lannett Co., Inc. (a) (b)	266	5,865
Mallinckrodt PLC (a)	1,801	89,726
Medicines Co. (a) (b)	1,205	40,898
Merck & Co., Inc.	44,973	2,647,560
Mylan NV (a)	7,794	297,341
Nektar Therapeutics (a)	2,730	33,497
Omeros Corp. (a) (b)	556	5,515
Pacira Pharmaceuticals, Inc. (a)	557	17,991
Perrigo Co. PLC	2,372	197,422
Pfizer, Inc.	97,632	3,171,087
Phibro Animal Health Corp. Class A	266	7,794
Prestige Brands Holdings, Inc. (a)	771	40,169
Revance Therapeutics, Inc. (a)	266	5,506
SciClone Pharmaceuticals, Inc. (a)	837	9,040
Tetraphase Pharmaceuticals, Inc. (a)	318	1,282
TherapeuticsMD, Inc. (a) (b)	4,540	26,196
Theravance Biopharma, Inc. (a)	995	31,721
Zoetis, Inc.	7,637	408,809

		16,378,212

PROFESSIONAL SERVICES — 0.4%
Acacia Research Corp.	737	4,791
Advisory Board Co. (a)	556	18,487
Barrett Business Services, Inc.	135	8,653
CBIZ, Inc. (a)	606	8,302
CEB, Inc.	493	29,876
CRA International, Inc.	101	3,697
Dun & Bradstreet Corp.	632	76,674
Equifax, Inc.	1,850	218,725
Exponent, Inc.	416	25,085
FTI Consulting, Inc. (a)	634	28,581
Heidrick & Struggles International, Inc.	1,527	36,877
Huron Consulting Group, Inc. (a)	356	18,031
ICF International, Inc. (a)	278	15,346
Insperity, Inc.	356	25,258
Kelly Services, Inc. Class A	397	9,099
Kforce, Inc.	397	9,171
Korn/Ferry International.	771	22,691
ManpowerGroup, Inc.	1,156	102,734
Mistras Group, Inc. (a)	205	5,264
Navigant Consulting, Inc. (a)	771	20,185
Nielsen Holdings PLC	5,760	241,632
On Assignment, Inc. (a)	693	30,603
Resources Connection, Inc.	306	5,891
Robert Half International, Inc.	2,199	107,267
RPX Corp. (a)	471	5,087
TransUnion (a)	556	17,197
TriNet Group, Inc. (a)	582	14,911
TrueBlue, Inc. (a)	634	15,628
Verisk Analytics, Inc. Class A (a)	2,650	215,100
WageWorks, Inc. (a)	689	49,952

		1,390,795

REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.0%
Acadia Realty Trust.	837	27,353
AG Mortgage Investment Trust, Inc. REIT	397	6,793
Agree Realty Corp.	464	21,367

Alexander’s, Inc. REIT	78	33,296
Alexandria Real Estate Equities, Inc.	1,115	123,910
Altisource Residential Corp. REIT	889	9,815
American Assets Trust, Inc. REIT (b)	1,012	43,597
American Campus Communities, Inc.	2,150	107,005
American Homes 4 Rent Class A	2,376	49,848
American Tower Corp. REIT	6,787	717,250
Annaly Capital Management, Inc.	16,301	162,521
Anworth Mortgage Asset Corp. REIT	2,140	11,064
Apartment Investment & Management Co. Class A REIT	2,239	101,763
Apollo Commercial Real Estate Finance, Inc. REIT (b)	729	12,116
Apple Hospitality REIT, Inc.	2,884	57,622
Armada Hoffler Properties, Inc. REIT	503	7,329
ARMOUR Residential REIT, Inc.	720	15,617
Ashford Hospitality Prime, Inc.	1,121	15,302
Ashford Hospitality Trust, Inc.	774	6,006
AvalonBay Communities, Inc.	2,149	380,695
Boston Properties, Inc. REIT	2,446	307,658
Brandywine Realty Trust	2,440	40,284
Brixmor Property Group, Inc.	2,744	67,008
Camden Property Trust	1,323	111,225
Capstead Mortgage Corp.	1,570	15,998
Care Capital Properties, Inc.	1,246	31,150
CareTrust REIT, Inc.	1,951	29,889
CBL & Associates Properties, Inc.	2,444	28,106
Cedar Realty Trust, Inc.	4,484	29,281
Chatham Lodging Trust REIT	1,666	34,236
Chesapeake Lodging Trust	1,671	43,212
Chimera Investment Corp.	3,170	53,953
Colony Capital, Inc. Class A (b)	1,563	31,651
Colony Starwood Homes (b)	1,137	32,757
Columbia Property Trust, Inc.	1,970	42,552
Communications Sales & Leasing, Inc. (a)	1,834	46,602
CoreSite Realty Corp. REIT (b)	471	37,383
Corporate Office Properties Trust	1,339	41,804
Crown Castle International Corp. REIT	5,454	473,244
CubeSmart REIT	3,435	91,955
CyrusOne, Inc. REIT (b)	1,002	44,819
CYS Investments, Inc. REIT	2,719	21,018
DCT Industrial Trust, Inc. REIT	1,388	66,457
DDR Corp. REIT	4,967	75,846
DiamondRock Hospitality Co.	3,000	34,590
Digital Realty Trust, Inc. REIT	2,399	235,726
Douglas Emmett, Inc.	2,241	81,931
Duke Realty Corp.	5,368	142,574
DuPont Fabros Technology, Inc. REIT	1,108	48,674
Dynex Capital, Inc. REIT	798	5,442
EastGroup Properties, Inc.	415	30,644
Education Realty Trust, Inc.	1,141	48,264
Empire State Realty Trust, Inc. Class A (b)	1,799	36,322
EPR Properties	918	65,885
Equinix, Inc. REIT	1,167	417,097
Equity Commonwealth (a)	1,804	54,553
Equity LifeStyle Properties, Inc.	1,336	96,326
Equity One, Inc.	1,432	43,948
Equity Residential REIT	5,981	384,937

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Essex Property Trust, Inc. REIT	1,100	$255,750
Extra Space Storage, Inc. REIT	1,987	153,476
Federal Realty Investment Trust REIT	1,112	158,026
FelCor Lodging Trust, Inc.	1,967	15,756
First Industrial Realty Trust, Inc. REIT	1,681	47,152
First Potomac Realty Trust	3,272	35,894
Forest City Realty Trust, Inc. Class A	3,521	73,378
Four Corners Property Trust, Inc. REIT	2,608	53,516
Franklin Street Properties Corp. REIT	3,189	41,329
Gaming and Leisure Properties, Inc.	3,004	91,982
General Growth Properties, Inc. REIT	9,141	228,342
GEO Group, Inc. REIT	1,115	40,062
Getty Realty Corp.	800	20,392
Gladstone Commercial Corp.	2,501	50,270
Global Net Lease, Inc. (b)	7,820	61,231
Government Properties Income Trust REIT (b)	1,437	27,396
Gramercy Property Trust REIT	7,803	71,632
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	1,256	23,851
HCP, Inc. REIT	7,231	214,905
Healthcare Realty Trust, Inc. REIT	1,774	53,788
Healthcare Trust of America, Inc. Class A (b)	2,003	58,307
Hersha Hospitality Trust.	770	16,555
Highwoods Properties, Inc.	1,618	82,534
Hospitality Properties Trust.	2,565	81,413
Host Hotels & Resorts, Inc. REIT	11,443	215,586
Hudson Pacific Properties, Inc. REIT	1,551	53,944
InfraREIT, Inc. (a)	272	4,872
Invesco Mortgage Capital, Inc. REIT	2,101	30,675
Investors Real Estate Trust	4,657	33,204
Iron Mountain, Inc. REIT	4,176	135,636
iStar, Inc. (a)	1,337	16,539
Kilroy Realty Corp. REIT	1,413	103,460
Kimco Realty Corp. REIT	6,254	157,351
Kite Realty Group Trust REIT	1,614	37,897
Ladder Capital Corp. REIT	607	8,328
Lamar Advertising Co. Class A (b)	1,200	80,688
LaSalle Hotel Properties.	1,835	55,912
Lexington Realty Trust REIT	3,186	34,409
Liberty Property Trust REIT	2,197	86,781
Life Storage, Inc. REIT	703	59,938
LTC Properties, Inc.	556	26,121
Macerich Co. REIT	2,379	168,528
Mack-Cali Realty Corp.	1,389	40,309
Medical Properties Trust, Inc. REIT	3,232	39,754
MFA Financial, Inc.	5,590	42,652
Mid-America Apartment Communities, Inc. REIT	1,771	173,416
Monmouth Real Estate Investment Corp.	1,652	25,176
Monogram Residential Trust, Inc.	2,583	27,948
MTGE Investment Corp.	912	14,318
National Health Investors, Inc. REIT	558	41,387
National Retail Properties, Inc.	2,078	91,848
New Residential Investment Corp. REIT	3,683	57,897
New Senior Investment Group, Inc. REIT	964	9,438
New York Mortgage Trust, Inc. REIT	929	6,131
New York REIT, Inc.	2,716	27,486

NorthStar Realty Europe Corp. REIT	846	10,634
NorthStar Realty Finance Corp.	2,694	40,814
Omega Healthcare Investors, Inc.	2,806	87,716
One Liberty Properties, Inc.	1,619	40,669
Outfront Media, Inc.	2,208	54,913
Paramount Group, Inc. REIT	2,382	38,088
Pebblebrook Hotel Trust (b)	908	27,013
Pennsylvania Real Estate Investment Trust	1,068	20,249
PennyMac Mortgage Investment Trust REIT	1,342	21,969
Physicians Realty Trust REIT	3,111	58,985
Piedmont Office Realty Trust, Inc. Class A	2,574	53,822
Potlatch Corp. REIT (b)	634	26,406
Prologis, Inc. REIT	8,134	429,394
PS Business Parks, Inc.	417	48,589
Public Storage REIT	2,381	532,153
QTS Realty Trust, Inc. Class A, REIT	740	36,741
RAIT Financial Trust.	3,253	10,930
Ramco-Gershenson Properties Trust	1,708	28,319
Rayonier, Inc.	1,967	52,322
Realty Income Corp. REIT	4,135	237,680
Redwood Trust, Inc.	1,252	19,043
Regency Centers Corp.	1,415	97,564
Resource Capital Corp. REIT (b)	470	3,915
Retail Opportunity Investments Corp. REIT	1,571	33,195
Retail Properties of America, Inc. Class A	3,637	55,755
Rexford Industrial Realty, Inc.	1,732	40,165
RLJ Lodging Trust REIT	1,889	46,262
Ryman Hospitality Properties, Inc.	683	43,036
Sabra Health Care REIT, Inc.	1,254	30,623
Saul Centers, Inc.	558	37,168
Select Income REIT	1,388	34,978
Senior Housing Properties Trust	3,454	65,384
Seritage Growth Properties Class A REIT (b)	418	17,853
Silver Bay Realty Trust Corp. REIT	1,405	24,082
Simon Property Group, Inc. REIT	4,923	874,669
SL Green Realty Corp. REIT	1,608	172,940
Spirit Realty Capital, Inc. REIT	7,614	82,688
STAG Industrial, Inc. REIT	1,517	36,211
Starwood Property Trust, Inc.	3,320	72,874
STORE Capital Corp.	2,439	60,268
Summit Hotel Properties, Inc. REIT	3,006	48,186
Sun Communities, Inc. REIT	1,021	78,219
Sunstone Hotel Investors, Inc. REIT	3,567	54,397
Tanger Factory Outlet Centers, Inc.	1,389	49,698
Taubman Centers, Inc. (b)	974	72,008
Terreno Realty Corp.	975	27,778
Two Harbors Investment Corp.	5,659	49,346
UDR, Inc. REIT	4,235	154,493
Universal Health Realty Income Trust	689	45,192
Urban Edge Properties	1,435	39,477
Urstadt Biddle Properties, Inc. Class A	1,200	28,932
Ventas, Inc. REIT	5,273	329,668
VEREIT, Inc.	13,976	118,237
Vornado Realty Trust REIT	2,881	300,690

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Washington Prime Group, Inc. REIT	2,841	$29,575
Washington Real Estate Investment Trust	1,049	34,292
Weingarten Realty Investors REIT	1,835	65,675
Welltower, Inc. REIT	5,677	379,962
Western Asset Mortgage Capital Corp. (b)	427	4,300
Weyerhaeuser Co. REIT	12,780	384,550
Whitestone REIT (b)	1,603	23,051
WP Carey, Inc.	1,630	96,317
Xenia Hotels & Resorts, Inc. (b)	1,741	33,810

		15,453,768

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Alexander & Baldwin, Inc.	617	27,685
Altisource Portfolio Solutions SA (a) (b)	205	5,451
CBRE Group, Inc. Class A (a)	4,307	135,627
Consolidated-Tomoka Land Co.	135	7,212
Forestar Group, Inc. (a)	489	6,504
FRP Holdings, Inc. (a)	135	5,089
HFF, Inc. Class A	493	14,913
Howard Hughes Corp. (a)	634	72,339
Jones Lang LaSalle, Inc.	771	77,902
Kennedy-Wilson Holdings, Inc.	1,340	27,470
Marcus & Millichap, Inc. (a)	266	7,108
Realogy Holdings Corp.	2,216	57,018
RMR Group, Inc. Class A	81	3,199
St. Joe Co. (a)	837	15,903
Tejon Ranch Co. (a)	1,905	48,444

		511,864

ROAD & RAIL — 0.9%
AMERCO	141	52,112
ArcBest Corp.	399	11,032
Avis Budget Group, Inc. (a)	1,653	60,632
Celadon Group, Inc. (b)	340	2,431
CSX Corp.	15,712	564,532
Genesee & Wyoming, Inc. Class A (a)	842	58,443
Heartland Express, Inc.	693	14,109
Hertz Global Holdings, Inc. (a)	1,382	29,796
JB Hunt Transport Services, Inc.	1,472	142,887
Kansas City Southern	1,701	144,330
Knight Transportation, Inc. (b)	912	30,142
Landstar System, Inc.	684	58,345
Marten Transport, Ltd.	399	9,297
Norfolk Southern Corp.	4,913	530,948
Old Dominion Freight Line, Inc. (a)	1,115	95,656
Roadrunner Transportation Systems, Inc. (a)	266	2,764
Ryder System, Inc.	771	57,393
Saia, Inc. (a)	417	18,411
Swift Transportation Co. (a)	1,252	30,499
Union Pacific Corp.	13,638	1,413,988
Werner Enterprises, Inc.	693	18,676
YRC Worldwide, Inc. (a)	825	10,956

		3,357,379

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.2%
Advanced Energy Industries, Inc. (a)	634	34,712
Advanced Micro Devices, Inc. (a) (b)	11,204	127,053

Ambarella, Inc. (a) (b)	571	30,908
Amkor Technology, Inc. (a)	929	9,801
Analog Devices, Inc.	4,871	353,732
Applied Materials, Inc.	19,066	615,260
Applied Micro Circuits Corp. (a)	1,003	8,275
Axcelis Technologies, Inc. (a)	401	5,835
Broadcom, Ltd.	6,070	1,072,994
Brooks Automation, Inc.	1,049	17,906
Cabot Microelectronics Corp.	356	22,489
Cavium, Inc. (a) (b)	901	56,258
CEVA, Inc. (a)	340	11,407
Cirrus Logic, Inc. (a)	961	54,335
Cohu, Inc.	399	5,546
Cree, Inc. (a)	1,789	47,212
Cypress Semiconductor Corp. (b)	4,678	53,516
Diodes, Inc. (a)	556	14,273
Entegris, Inc. (a)	2,164	38,736
Exar Corp. (a)	606	6,533
First Solar, Inc. (a) (b)	1,118	35,877
FormFactor, Inc. (a)	798	8,938
Inphi Corp. (a) (b)	825	36,811
Integrated Device Technology, Inc. (a)	2,022	47,638
Intel Corp.	76,781	2,784,847
Intersil Corp. Class A	1,940	43,262
IXYS Corp.	399	4,748
KLA-Tencor Corp.	2,411	189,697
Kopin Corp. (a)	719	2,042
Lam Research Corp.	2,478	261,999
Lattice Semiconductor Corp. (a)	1,666	12,262
Linear Technology Corp.	3,590	223,836
MACOM Technology Solutions Holdings, Inc. (a) (b)	426	19,715
Marvell Technology Group, Ltd.	7,735	107,284
Maxim Integrated Products, Inc.	4,446	171,482
MaxLinear, Inc. Class A (a)	1,981	43,186
Microchip Technology, Inc.	3,886	249,287
Micron Technology, Inc. (a)	16,447	360,518
Microsemi Corp. (a) (b)	1,665	89,860
MKS Instruments, Inc.	822	48,827
Monolithic Power Systems, Inc.	556	45,553
Nanometrics, Inc. (a)	397	9,949
NVE Corp.	74	5,286
NVIDIA Corp. (b)	8,915	951,587
ON Semiconductor Corp. (a)	6,973	88,975
PDF Solutions, Inc. (a)	399	8,997
Photronics, Inc. (a)	868	9,808
Power Integrations, Inc.	415	28,158
Qorvo, Inc. (a)	2,538	133,829
QUALCOMM, Inc.	23,863	1,555,868
Rambus, Inc. (a)	1,704	23,464
Rudolph Technologies, Inc. (a)	471	10,998
Semtech Corp. (a)	1,049	33,096
Silicon Laboratories, Inc. (a)	617	40,105
Skyworks Solutions, Inc.	2,938	219,351
SunPower Corp. (a) (b)	619	4,092
Synaptics, Inc. (a)	629	33,702
Teradyne, Inc.	2,898	73,609
Tessera Holding Corp.	837	36,995
Texas Instruments, Inc.	16,338	1,192,184
Ultratech, Inc. (a)	397	9,520

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Veeco Instruments, Inc. (a) (b)	634	$18,481
Versum Materials, Inc. (a)	1,671	46,905
Xcerra Corp. (a)	663	5,065
Xilinx, Inc.	4,043	244,076

		12,158,550

SOFTWARE — 4.3%
8x8, Inc. (a)	1,429	20,435
ACI Worldwide, Inc. (a)	1,804	32,743
Activision Blizzard, Inc.	9,098	328,529
Adobe Systems, Inc. (a)	7,959	819,379
American Software, Inc. Class A	2,599	26,848
ANSYS, Inc. (a)	1,470	135,960
Aspen Technology, Inc. (a) (b)	1,470	80,380
Autodesk, Inc. (a)	3,459	256,001
Blackbaud, Inc.	693	44,352
Bottomline Technologies de, Inc. (a)	634	15,863
BroadSoft, Inc. (a)	415	17,119
CA, Inc.	5,047	160,343
Cadence Design Systems, Inc. (a)	4,318	108,900
Callidus Software, Inc. (a)	1,517	25,486
CDK Global, Inc.	2,488	148,509
Citrix Systems, Inc. (a)	2,442	218,095
CommVault Systems, Inc. (a)	693	35,620
Dell Technologies, Inc. Class V (a)	3,530	194,044
Ebix, Inc. (b)	493	28,126
Electronic Arts, Inc. (a)	4,949	389,783
Ellie Mae, Inc. (a) (b)	417	34,894
EnerNOC, Inc. (a)	399	2,394
Fair Isaac Corp.	556	66,286
FireEye, Inc. (a)	2,208	26,275
Fortinet, Inc. (a)	2,101	63,282
Gigamon, Inc. (a)	724	32,978
Glu Mobile, Inc. (a) (b)	1,792	3,476
Guidewire Software, Inc. (a)	1,063	52,438
HubSpot, Inc. (a)	684	32,148
Imperva, Inc. (a)	356	13,670
Intuit, Inc.	3,930	450,417
Jive Software, Inc. (a)	6,166	26,822
Manhattan Associates, Inc. (a)	1,428	75,727
Mentor Graphics Corp.	1,473	54,339
Microsoft Corp.	124,498	7,736,306
MicroStrategy, Inc. Class A (a)	137	27,044
Monotype Imaging Holdings, Inc.	634	12,585
Nuance Communications, Inc. (a)	4,051	60,360
Oracle Corp.	48,057	1,847,792
Paycom Software, Inc. (a) (b)	926	42,124
Pegasystems, Inc.	1,517	54,612
Progress Software Corp.	837	26,725
Proofpoint, Inc. (a) (b)	640	45,216
PROS Holdings, Inc. (a) (b)	340	7,317
PTC, Inc. (a)	1,881	87,034
Qualys, Inc. (a)	705	22,313
RealPage, Inc. (a)	1,493	44,790
Red Hat, Inc. (a)	2,978	207,567
RingCentral, Inc. Class A (a)	866	17,840
salesforce.com, Inc. (a)	10,675	730,810
ServiceNow, Inc. (a)	2,783	206,888
Splunk, Inc. (a) (b)	2,236	114,371
SS&C Technologies Holdings, Inc. (b)	2,660	76,076

Symantec Corp.	10,743	256,650
Synchronoss Technologies, Inc. (a)	915	35,044
Synopsys, Inc. (a)	2,345	138,027
Tableau Software, Inc. Class A (a)	776	32,708
Take-Two Interactive Software, Inc. (a)	1,252	61,711
Tangoe, Inc. (a)	471	3,711
TiVo Corp. (a)	3,214	67,173
Tyler Technologies, Inc. (a)	632	90,231
Ultimate Software Group, Inc. (a) (b)	415	75,675
Varonis Systems, Inc. (a)	837	22,432
VASCO Data Security International, Inc. (a)	397	5,419
Verint Systems, Inc. (a)	863	30,421
VirnetX Holding Corp. (a) (b)	456	1,003
VMware, Inc. Class A (a) (b)	1,252	98,570
Workday, Inc. Class A (a) (b)	1,876	123,985
Zendesk, Inc. (a)	1,666	35,319
Zix Corp. (a)	868	4,288
Zynga, Inc. Class A (a)	9,008	23,150

		16,494,948

SPECIALTY RETAIL — 2.4%
Aaron’s, Inc.	1,188	38,004
Abercrombie & Fitch Co. Class A	1,231	14,772
Advance Auto Parts, Inc.	1,207	204,128
America’s Car-Mart, Inc. (a)	135	5,906
American Eagle Outfitters, Inc.	2,897	43,947
Asbury Automotive Group, Inc. (a)	493	30,418
Ascena Retail Group, Inc. (a)	2,423	14,998
AutoNation, Inc. (a)	1,096	53,320
AutoZone, Inc. (a) (b)	503	397,264
Barnes & Noble Education, Inc. (a)	384	4,404
Barnes & Noble, Inc.	606	6,757
Bed Bath & Beyond, Inc.	2,970	120,701
Best Buy Co., Inc.	4,647	198,288
Big 5 Sporting Goods Corp.	266	4,615
Buckle, Inc.	415	9,462
Burlington Stores, Inc. (a)	1,139	96,530
Cabela’s, Inc. (a)	1,291	75,588
Caleres, Inc.	617	20,250
CarMax, Inc. (a) (b)	3,498	225,236
Cato Corp. Class A	415	12,483
Chico’s FAS, Inc.	2,532	36,435
Children’s Place, Inc.	356	35,938
Citi Trends, Inc.	205	3,862
Conn’s, Inc. (a)	340	4,301
CST Brands, Inc.	1,205	58,021
Destination XL Group, Inc. (a)	582	2,474
Dick’s Sporting Goods, Inc.	1,526	81,031
DSW, Inc. Class A	1,115	25,255
Express, Inc. (a)	1,336	14,375
Finish Line, Inc. Class A (b)	771	14,503
Five Below, Inc. (a) (b)	837	33,447
Foot Locker, Inc.	2,345	166,237
Francesca’s Holdings Corp. (a)	582	10,493
GameStop Corp. Class A	1,796	45,367
Gap, Inc.	4,277	95,976
Genesco, Inc. (a)	322	19,996
GNC Holdings, Inc. Class A (b)	1,473	16,262
Group 1 Automotive, Inc. (b)	356	27,747

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Guess?, Inc.	908	$10,987
Haverty Furniture Cos., Inc.	340	8,058
Hibbett Sports, Inc. (a)	417	15,554
Home Depot, Inc.	20,259	2,716,327
Kirkland’s, Inc. (a)	205	3,180
L Brands, Inc.	3,998	263,228
Lithia Motors, Inc. Class A (b)	356	34,471
Lowe’s Cos., Inc.	14,841	1,055,492
Lumber Liquidators Holdings, Inc. (a) (b)	397	6,249
MarineMax, Inc. (a)	399	7,721
Michaels Cos., Inc. (a)	1,273	26,033
Monro Muffler Brake, Inc.	493	28,200
Murphy USA, Inc. (a)	733	45,058
O’Reilly Automotive, Inc. (a)	1,666	463,831
Office Depot, Inc.	9,544	43,139
Penske Automotive Group, Inc. (b)	617	31,985
Pier 1 Imports, Inc.	1,363	11,640
Rent-A-Center, Inc.	907	10,204
RH (a)	493	15,135
Ross Stores, Inc.	6,380	418,528
Sally Beauty Holdings, Inc. (a)	2,574	68,005
Select Comfort Corp. (a)	912	20,629
Shoe Carnival, Inc.	205	5,531
Signet Jewelers, Ltd. (b)	1,252	118,014
Sonic Automotive, Inc. Class A (b)	634	14,519
Stage Stores, Inc.	471	2,058
Staples, Inc.	10,208	92,382
Stein Mart, Inc.	397	2,176
Tailored Brands, Inc.	707	18,064
Tiffany & Co. (b)	1,662	128,689
Tile Shop Holdings, Inc. (a) (b)	266	5,200
TJX Cos., Inc.	10,655	800,510
Tractor Supply Co.	2,246	170,269
Ulta Salon Cosmetics & Fragrance, Inc. (a)	974	248,312
Urban Outfitters, Inc. (a) (b)	1,698	48,359
Vitamin Shoppe, Inc. (a)	415	9,856
West Marine, Inc. (a)	206	2,157
Williams-Sonoma, Inc. (b)	1,526	73,843
Zumiez, Inc. (a)	340	7,429

		9,319,813

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.2%
3D Systems Corp. (a) (b)	1,526	20,280
Apple, Inc.	89,700	10,389,054
Cray, Inc. (a)	634	13,124
Diebold Nixdorf, Inc. (b)	974	24,496
Electronics For Imaging, Inc. (a)	693	30,395
Hewlett Packard Enterprise Co.	28,216	652,918
HP, Inc.	28,216	418,725
Immersion Corp. (a) (b)	397	4,220
NCR Corp. (a)	2,560	103,834
NetApp, Inc.	5,544	195,537
Nimble Storage, Inc. (a)	692	5,481
Stratasys, Ltd. (a) (b)	773	12,785
Super Micro Computer, Inc. (a)	493	13,829
Western Digital Corp.	4,465	303,397

		12,188,075

TEXTILES,APPAREL & LUXURY GOODS — 0.7%
Carter’s, Inc.	966	83,453
Coach, Inc.	4,325	151,461
Columbia Sportswear Co.	415	24,194
Crocs, Inc. (a)	1,409	9,666
Deckers Outdoor Corp. (a)	556	30,797
Fossil Group, Inc. (a)	839	21,697
G-III Apparel Group, Ltd. (a) (b)	556	16,435
Hanesbrands, Inc.	6,116	131,922
Iconix Brand Group, Inc. (a)	829	7,743
Kate Spade & Co. (a)	2,149	40,122
lululemon athletica, Inc. (a)	1,741	113,148
Michael Kors Holdings, Ltd. (a)	3,071	131,992
Movado Group, Inc.	266	7,647
NIKE, Inc. Class B	21,205	1,077,850
Oxford Industries, Inc.	215	12,928
Perry Ellis International, Inc. (a)	101	2,516
PVH Corp.	1,252	112,980
Ralph Lauren Corp.	908	82,011
Skechers U.S.A., Inc. Class A (a)	1,891	46,481
Steven Madden, Ltd. (a)	934	33,390
Under Armour, Inc. Class A (a) (b)	2,809	81,601
Under Armour, Inc. Class C (a)	2,706	68,110
Unifi, Inc. (a)	205	6,689
Vera Bradley, Inc. (a)	340	3,985
VF Corp.	5,457	291,131
Wolverine World Wide, Inc.	1,479	32,464

		2,622,413

THRIFTS & MORTGAGE FINANCE — 0.2%
Astoria Financial Corp.	1,381	25,756
Bank Mutual Corp.	663	6,265
Beneficial Bancorp, Inc.	1,235	22,724
BofI Holding, Inc. (a) (b)	1,113	31,776
Capitol Federal Financial, Inc.	2,301	37,874
Charter Financial Corp.	340	5,668
Dime Community Bancshares, Inc.	471	9,467
Essent Group, Ltd. (a)	1,712	55,417
EverBank Financial Corp.	1,186	23,068
Federal Agricultural Mortgage Corp. Class C	131	7,502
First Defiance Financial Corp.	131	6,647
Flagstar Bancorp, Inc. (a)	340	9,160
HomeStreet, Inc. (a)	205	6,478
Kearny Financial Corp.	1,438	22,361
LendingTree, Inc. (a) (b)	139	14,088
Meridian Bancorp, Inc.	866	16,367
MGIC Investment Corp. (a)	4,820	49,116
Nationstar Mortgage Holdings, Inc. (a) (b)	340	6,140
New York Community Bancorp, Inc. (b)	8,073	128,441
Northfield Bancorp, Inc. (b)	912	18,213
Northwest Bancshares, Inc.	1,470	26,504
OceanFirst Financial Corp.	185	5,556
Ocwen Financial Corp. (a)	1,535	8,274
Oritani Financial Corp.	693	12,994
PennyMac Financial Services, Inc. Class A (a)	155	2,581
PHH Corp. (a)	885	13,417
Provident Financial Services, Inc.	908	25,696

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Radian Group, Inc.	2,624	$47,179
Territorial Bancorp, Inc.	131	4,302
TFS Financial Corp.	2,161	41,145
TrustCo Bank Corp. NY.	1,373	12,014
United Financial Bancorp, Inc.	1,794	32,579
Walker & Dunlop, Inc. (a)	266	8,299
Walter Investment Management Corp. (a) (b)	568	2,698
Washington Federal, Inc.	1,608	55,235
WSFS Financial Corp.	423	19,606

		820,607

TOBACCO — 1.4%
Altria Group, Inc.	31,819	2,151,601
Philip Morris International, Inc.	25,139	2,299,967
Reynolds American, Inc.	13,279	744,155
Universal Corp.	417	26,584
Vector Group, Ltd. (b)	1,097	24,946

		5,247,253

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	1,526	52,387
Aircastle, Ltd.	1,049	21,872
Applied Industrial Technologies, Inc.	617	36,650
Beacon Roofing Supply, Inc. (a)	771	35,520
CAI International, Inc. (a)	206	1,786
DXP Enterprises, Inc. (a) (b)	101	3,509
Fastenal Co.	4,499	211,363
GATX Corp.	693	42,675
H&E Equipment Services, Inc.	397	9,230
HD Supply Holdings, Inc. (a)	3,860	164,089
Herc Holdings, Inc. (a)	459	18,433
Kaman Corp.	361	17,664
MRC Global, Inc. (a)	1,252	25,365
MSC Industrial Direct Co., Inc. Class A	693	64,026
NOW, Inc. (a)	1,617	33,100
Rush Enterprises, Inc. Class A (a)	556	17,736
Textainer Group Holdings, Ltd.	340	2,533
Titan Machinery, Inc. (a)	266	3,876
Triton International, Ltd.	471	7,442
United Rentals, Inc. (a)	1,470	155,203
Univar, Inc. (a)	532	15,093
Veritiv Corp. (a)	119	6,396
W.W. Grainger, Inc.	856	198,806
Watsco, Inc.	417	61,766
WESCO International, Inc. (a)	617	41,061

		1,247,581

TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Macquarie Infrastructure Corp.	1,008	82,354

WATER UTILITIES — 0.1%
American States Water Co.	721	32,849
American Water Works Co., Inc.	2,712	196,240
Aqua America, Inc.	2,916	87,596
Artesian Resources Corp. Class A	512	16,353
California Water Service Group	1,293	43,833
Connecticut Water Service, Inc.	442	24,686
SJW Group	613	34,316

		435,873

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Shenandoah Telecommunications Co.	837	22,850
Spok Holdings, Inc.	340	7,055
Sprint Corp. (a) (b)	14,189	119,471
T-Mobile US, Inc. (a) (b)	4,594	264,201
Telephone & Data Systems, Inc.	1,472	42,497
United States Cellular Corp. (a)	205	8,963

		465,037

TOTAL COMMON STOCKS (Cost $352,104,042)		383,288,682

RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Chelsea Therapeutics International, Ltd. (CVR) (a) (e)	1,096	—
Dyax Corp. (CVR) (a) (f)	1,923	2,134
Trius Therapeutics, Inc. (CVR) (expiring 2/17/17) (a) (e)	976	—

		2,134

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Leap Wireless International, Inc. (CVR) (expiring 3/13/17) (a) (f)	1,438	4,566

TOTAL RIGHTS (Cost $5,758)		6,700

SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (g) (h)	666,611	666,611
State Street Navigator Securities Lending Government Money Market Portfolio (h) (i)	1,215,249	1,215,249

TOTAL SHORT-TERM INVESTMENTS (Cost $1,881,860)		1,881,860

TOTAL INVESTMENTS — 100.2% (Cost $353,991,660)		385,177,242
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(741,063)

NET ASSETS — 100.0%		$384,436,179

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2016, total aggregate fair value of securities is $0 representing 0.0% of net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2016, total aggregate fair value of the security is $6,700, representing 0.0% of the Fund’s net assets.

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

(g)	The rate shown is the annualized seven-day yield at December 31, 2016.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

CVR = Contingent Value Rights

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$8,010,313	$—	$—	$8,010,313
Air Freight & Logistics	2,542,663	—	—	2,542,663
Airlines	2,592,956	—	—	2,592,956
Auto Components	1,331,557	—	—	1,331,557
Automobiles	2,266,465	—	—	2,266,465
Banks	26,671,498	—	—	26,671,498
Beverages	6,615,864	—	—	6,615,864
Biotechnology	11,286,053	—	—	11,286,053
Building Products	1,776,614	—	—	1,776,614
Capital Markets	10,747,936	—	—	10,747,936
Chemicals	8,271,257	—	—	8,271,257
Commercial Services & Supplies	2,139,143	—	—	2,139,143
Communications Equipment	4,307,283	—	—	4,307,283
Construction & Engineering	863,505	—	—	863,505
Construction Materials	618,765	—	—	618,765
Consumer Finance	3,268,960	—	—	3,268,960
Containers & Packaging	1,830,422	—	—	1,830,422
Distributors	479,916	—	—	479,916
Diversified Consumer Services	621,409	—	—	621,409
Diversified Financial Services	5,226,336	—	—	5,226,336
Diversified Telecommunication Services	8,887,727	—	—	8,887,727
Electric Utilities	6,804,647	—	—	6,804,647
Electrical Equipment	2,066,612	—	—	2,066,612
Electronic Equipment, Instruments & Components	2,638,346	—	—	2,638,346
Energy Equipment & Services	4,592,310	—	—	4,592,310
Equity Real Estate Investment Trusts (REITs)	129,249	—	—	129,249
Food & Staples Retailing	7,016,300	—	—	7,016,300
Food Products	6,362,716	—	—	6,362,716
Gas Utilities	666,205	—	—	666,205
Health Care Equipment & Supplies	9,689,946	—	—	9,689,946
Health Care Providers & Services	9,311,961	—	—	9,311,961
Health Care Technology	508,791	—	—	508,791
Hotels, Restaurants & Leisure	7,650,499	—	—	7,650,499
Household Durables	2,056,216	—	—	2,056,216
Household Products	5,763,813	—	—	5,763,813
Independent Power Producers & Energy Traders	398,283	—	—	398,283
Industrial Conglomerates	8,342,260	—	—	8,342,260
Insurance	11,696,305	—	—	11,696,305
Internet & Catalog Retail	7,565,139	—	—	7,565,139
Internet Software & Services	14,460,736	—	—	14,460,736
IT Services	14,085,600	—	—	14,085,600
Leisure Equipment & Products	537,856	—	—	537,856
Life Sciences Tools & Services	2,563,507	—	—	2,563,507
Machinery	7,356,377	—	—	7,356,377

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Marine	$82,484	$—	$—		$82,484
Media	11,722,714	—	—		11,722,714
Metals & Mining	1,859,992	—	0	(a)	1,859,992
Mortgage Real Estate Investment	107,547	—	—		107,547
Multi-Utilities	3,692,264	—	—		3,692,264
Multiline Retail	1,942,168	—	—		1,942,168
Oil, Gas & Consumable Fuels	22,212,405	—	—		22,212,405
Paper & Forest Products	210,993	—	—		210,993
Personal Products	663,277	—	—		663,277
Pharmaceuticals	16,378,212	—	—		16,378,212
Professional Services	1,390,795	—	—		1,390,795
Real Estate Investment Trusts (REITs)	15,453,768	—	—		15,453,768
Real Estate Management & Development	511,864	—	—		511,864
Road & Rail	3,357,379	—	—		3,357,379
Semiconductors & Semiconductor Equipment	12,158,550	—	—		12,158,550
Software	16,494,948	—	—		16,494,948
Specialty Retail	9,319,813	—	—		9,319,813
Technology Hardware, Storage & Peripherals	12,188,075	—	—		12,188,075
Textiles, Apparel & Luxury Goods	2,622,413	—	—		2,622,413
Thrifts & Mortgage Finance	820,607	—	—		820,607
Tobacco	5,247,253	—	—		5,247,253
Trading Companies & Distributors	1,247,581	—	—		1,247,581
Transportation Infrastructure	82,354	—	—		82,354
Water Utilities	435,873	—	—		435,873
Wireless Telecommunication Services	465,037	—	—		465,037
Rights
Biotechnology	—	2,134	0	(a)	2,134
Wireless Telecommunication Services	—	4,566	—		4,566
Short-Term Investments	1,881,860	—	—		1,881,860

TOTAL INVESTMENTS	$385,170,542	$6,700	$0		$385,177,242

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2016.

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Corp.	6,364	$343,147	1,332	1,035	6,661	$517,693	$4,556	$18,723
State Street Institutional Liquid Reserves Fund, Premier Class	870,294	870,294	4,433,368	5,303,662	—	—	1,591	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	3,889,566	3,222,955	666,611	666,611	914	—
State Street Navigator Securities Lending Government Money Market Portfolio*	12,069,723	12,069,723	17,895,491	28,749,965	1,215,249	1,215,249	35,680	—

TOTAL		$13,283,164				$2,399,553	$42,741	$18,723

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.1%
Arconic, Inc.	2,312	$42,865
B/E Aerospace, Inc.	520	31,299
Boeing Co.	3,162	492,260
BWX Technologies, Inc.	556	22,073
General Dynamics Corp.	1,327	229,120
HEICO Corp.	115	8,872
HEICO Corp. Class A	227	15,413
Hexcel Corp.	501	25,772
Huntington Ingalls Industries, Inc.	243	44,758
L3 Technologies, Inc. (a)	397	60,388
Lockheed Martin Corp.	1,362	340,418
Northrop Grumman Corp.	900	209,322
Orbital ATK, Inc.	304	26,670
Raytheon Co.	1,579	224,218
Rockwell Collins, Inc.	682	63,262
Spirit AeroSystems Holdings, Inc. Class A	735	42,887
Textron, Inc.	1,437	69,781
TransDigm Group, Inc.	282	70,207
United Technologies Corp.	4,136	453,388

		2,472,973

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc. (b)	776	56,850
Expeditors International of Washington, Inc.	1,009	53,437
FedEx Corp.	1,344	250,253
United Parcel Service, Inc. Class B	3,651	418,550

		779,090

AIRLINES — 0.7%
Alaska Air Group, Inc.	686	60,869
American Airlines Group, Inc.	2,856	133,347
Copa Holdings SA Class A	176	15,986
Delta Air Lines, Inc.	4,148	204,040
JetBlue Airways Corp. (a)	1,619	36,298
Southwest Airlines Co.	3,436	171,250
Spirit Airlines, Inc. (a) (b)	404	23,375
United Continental Holdings, Inc. (a)	1,661	121,054

		766,219

AUTO COMPONENTS — 0.3%
Adient PLC (a)	496	29,066
BorgWarner, Inc. (b)	1,186	46,776
Delphi Automotive PLC	1,466	98,735
Gentex Corp.	1,479	29,121
Goodyear Tire & Rubber Co.	1,316	40,625
Lear Corp.	394	52,154
Visteon Corp.	220	17,675

		314,152

AUTOMOBILES — 0.6%
Ford Motor Co.	20,589	249,744
General Motors Co.	7,456	259,767
Harley-Davidson, Inc. (b)	1,049	61,199
Tesla Motors, Inc. (a)	667	142,531
Thor Industries, Inc.	235	23,512

		736,753

BANKS — 6.6%
Associated Banc-Corp. (b)	808	19,958
Bank of America Corp.	54,999	1,215,478
Bank of Hawaii Corp.	220	19,512
BankUnited, Inc.	536	20,202
BB&T Corp.	4,345	204,302
BOK Financial Corp.	127	10,546
CIT Group, Inc.	1,146	48,911
Citigroup, Inc.	15,718	934,121
Citizens Financial Group, Inc.	2,756	98,196
Comerica, Inc.	935	63,683
Commerce Bancshares, Inc. (b)	471	27,228
Cullen/Frost Bankers, Inc.	282	24,881
East West Bancorp, Inc.	713	36,242
Fifth Third Bancorp	4,289	115,674
First Hawaiian, Inc.	242	8,426
First Horizon National Corp.	1,209	24,192
First Republic Bank.	759	69,934
Huntington Bancshares, Inc.	6,042	79,875
JPMorgan Chase & Co.	19,515	1,683,949
KeyCorp.	5,753	105,107
M&T Bank Corp.	771	120,608
PacWest Bancorp	608	33,100
People’s United Financial, Inc. (b)	1,622	31,402
PNC Financial Services Group, Inc.	2,708	316,728
Popular, Inc.	532	23,312
Regions Financial Corp.	6,984	100,290
Signature Bank (a)	257	38,601
SunTrust Banks, Inc.	2,712	148,753
SVB Financial Group (a)	272	46,692
Synovus Financial Corp.	737	30,276
TCF Financial Corp.	836	16,377
US Bancorp	8,713	447,587
Wells Fargo & Co.	24,427	1,346,172
Western Alliance Bancorp (a)	469	22,845
Zions Bancorp	991	42,653

		7,575,813

BEVERAGES — 1.9%
Brown-Forman Corp. Class A	270	12,488
Brown-Forman Corp. Class B	1,056	47,436
Coca-Cola Co.	20,926	867,592
Constellation Brands, Inc. Class A	862	132,153
Dr. Pepper Snapple Group, Inc.	1,004	91,033
Molson Coors Brewing Co. Class B	929	90,401
Monster Beverage Corp. (a)	2,175	96,439
PepsiCo, Inc.	7,699	805,546

		2,143,088

BIOTECHNOLOGY — 2.8%
AbbVie, Inc.	8,629	540,348
ACADIA Pharmaceuticals, Inc. (a) (b)	468	13,497
Agios Pharmaceuticals, Inc. (a) (b)	136	5,675
Alexion Pharmaceuticals, Inc. (a)	1,132	138,500
Alkermes PLC (a)	745	41,407
Alnylam Pharmaceuticals, Inc. (a) (b)	364	13,628
Amgen, Inc.	4,027	588,788
Biogen, Inc. (a)	1,162	329,520
BioMarin Pharmaceutical, Inc. (a)	950	78,698
Celgene Corp. (a)	4,062	470,177

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Gilead Sciences, Inc.	7,105	$508,789
Incyte Corp. (a)	831	83,324
Intercept Pharmaceuticals, Inc. (a) (b)	73	7,932
Intrexon Corp. (a) (b)	244	5,929
Ionis Pharmaceuticals, Inc. (a) (b)	620	29,655
Juno Therapeutics, Inc. (a) (b)	371	6,993
Neurocrine Biosciences, Inc. (a)	463	17,918
OPKO Health, Inc. (a) (b)	1,813	16,861
Regeneron Pharmaceuticals, Inc. (a)	404	148,304
Seattle Genetics, Inc. (a)	507	26,754
United Therapeutics Corp. (a) (b)	242	34,710
Vertex Pharmaceuticals, Inc. (a)	1,271	93,635

		3,201,042

BUILDING PRODUCTS — 0.4%
Allegion PLC	495	31,680
AO Smith Corp.	776	36,744
Armstrong World Industries, Inc. (a) (b)	180	7,524
Fortune Brands Home & Security, Inc.	819	43,784
Johnson Controls International PLC	4,970	204,714
Lennox International, Inc.	190	29,102
Masco Corp.	1,797	56,821
Owens Corning	617	31,813
USG Corp. (a) (b)	457	13,198

		455,380

CAPITAL MARKETS — 2.9%
Affiliated Managers Group, Inc. (a)	274	39,812
Ameriprise Financial, Inc.	831	92,191
Artisan Partners Asset Management, Inc. Class A	119	3,540
Bank of New York Mellon Corp.	5,582	264,475
BlackRock, Inc.	665	253,059
CBOE Holdings, Inc.	439	32,438
Charles Schwab Corp.	6,231	245,938
CME Group, Inc.	1,801	207,745
Donnelley Financial Solutions, Inc. (a)	122	2,804
E*TRADE Financial Corp. (a)	1,458	50,520
Eaton Vance Corp.	610	25,547
FactSet Research Systems, Inc. (b)	221	36,118
Federated Investors, Inc. Class B	477	13,490
Franklin Resources, Inc.	2,008	79,477
Goldman Sachs Group, Inc.	2,084	499,014
Interactive Brokers Group, Inc. Class A	270	9,858
Intercontinental Exchange, Inc.	3,098	174,789
Invesco, Ltd.	2,217	67,264
Lazard, Ltd. Class A	643	26,421
Legg Mason, Inc.	553	16,540
LPL Financial Holdings, Inc.	466	16,408
MarketAxess Holdings, Inc.	227	33,351
Moody’s Corp.	906	85,409
Morgan Stanley	7,525	317,931
Morningstar, Inc.	99	7,282
MSCI, Inc.	483	38,051
Nasdaq, Inc.	602	40,406
Northern Trust Corp.	1,086	96,708
NorthStar Asset Management Group, Inc.	927	13,831
Raymond James Financial, Inc.	633	43,848
S&P Global, Inc.	1,378	148,190
SEI Investments Co.	705	34,799

State Street Corp. (c)	2,102	163,367
T Rowe Price Group, Inc.	1,321	99,418
TD Ameritrade Holding Corp.	1,374	59,906
Voya Financial, Inc.	1,150	45,103

		3,385,048

CHEMICALS — 2.1%
AdvanSix, Inc. (a)	160	3,542
Air Products & Chemicals, Inc.	1,019	146,553
Albemarle Corp.	613	52,767
Ashland Global Holdings, Inc.	334	36,503
Axalta Coating Systems, Ltd. (a)	967	26,302
Cabot Corp.	330	16,678
Celanese Corp. Series A	789	62,126
CF Industries Holdings, Inc. (b)	1,206	37,965
Dow Chemical Co.	6,000	343,320
E.I. du Pont de Nemours & Co.	4,671	342,851
Eastman Chemical Co.	779	58,589
Ecolab, Inc.	1,387	162,584
FMC Corp.	689	38,970
Huntsman Corp.	973	18,565
International Flavors & Fragrances, Inc.	417	49,135
LyondellBasell Industries NV Class A	1,843	158,093
Monsanto Co.	2,311	243,140
Mosaic Co.	1,821	53,410
NewMarket Corp.	44	18,649
Platform Specialty Products Corp. (a)	864	8,476
PPG Industries, Inc.	1,421	134,654
Praxair, Inc.	1,490	174,613
RPM International, Inc.	677	36,443
Scotts Miracle-Gro Co. Class A	226	21,594
Sherwin-Williams Co.	432	116,096
Valspar Corp.	432	44,759
Westlake Chemical Corp.	203	11,366
WR Grace & Co.	376	25,433

		2,443,176

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp. (b)	499	57,665
Clean Harbors, Inc. (a)	305	16,973
Copart, Inc. (a)	571	31,639
Covanta Holding Corp. (b)	555	8,658
KAR Auction Services, Inc.	761	32,434
LSC Communications, Inc.	122	3,621
Pitney Bowes, Inc.	1,018	15,463
Republic Services, Inc. Class A	1,317	75,135
Rollins, Inc.	497	16,789
RR Donnelley & Sons Co.	329	5,369
Stericycle, Inc. (a)	431	33,204
Waste Management, Inc.	2,351	166,709

		463,659

COMMUNICATIONS EQUIPMENT — 1.1%
Arista Networks, Inc. (a) (b)	213	20,612
ARRIS International PLC (a)	1,032	31,094
Brocade Communications Systems, Inc.	2,224	27,778
Cisco Systems, Inc.	27,021	816,575
CommScope Holding Co., Inc. (a)	662	24,626
EchoStar Corp. Class A (a)	214	10,997
F5 Networks, Inc. (a)	391	56,586
Harris Corp.	683	69,987

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Juniper Networks, Inc.	2,101	$59,374
Motorola Solutions, Inc.	886	73,441
Palo Alto Networks, Inc. (a) (b)	482	60,274

		1,251,344

CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	809	29,415
Chicago Bridge & Iron Co. NV	532	16,891
Fluor Corp.	781	41,018
Jacobs Engineering Group, Inc. (a)	651	37,107
KBR, Inc.	768	12,818
Quanta Services, Inc. (a)	774	26,974
Valmont Industries, Inc.	120	16,908

		181,131

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	251	24,731
Martin Marietta Materials, Inc.	321	71,111
Vulcan Materials Co.	693	86,729

		182,571

CONSUMER FINANCE — 0.9%
Ally Financial, Inc.	2,447	46,542
American Express Co.	4,281	317,136
Capital One Financial Corp.	2,570	224,207
Credit Acceptance Corp. (a) (b)	43	9,353
Discover Financial Services.	2,212	159,463
Navient Corp.	1,574	25,861
OneMain Holdings, Inc. (a) (b)	267	5,911
Santander Consumer USA Holdings, Inc. (a)	421	5,684
SLM Corp. (a)	2,211	24,365
Synchrony Financial	4,565	165,573

		984,095

CONTAINERS & PACKAGING — 0.5%
AptarGroup, Inc.	330	24,238
Avery Dennison Corp.	465	32,652
Ball Corp.	951	71,392
Bemis Co., Inc.	519	24,819
Berry Plastics Group, Inc. (a)	687	33,478
Crown Holdings, Inc. (a)	722	37,956
Graphic Packaging Holding Co.	1,680	20,966
International Paper Co.	2,188	116,095
Owens-Illinois, Inc. (a)	836	14,555
Packaging Corp. of America	507	43,004
Sealed Air Corp.	1,069	48,468
Silgan Holdings, Inc.	195	9,980
Sonoco Products Co.	515	27,140
WestRock Co.	1,400	71,078

		575,821

DISTRIBUTORS — 0.1%
Genuine Parts Co.	778	74,330
LKQ Corp. (a)	1,544	47,324
Pool Corp.	230	23,998

		145,652

DIVERSIFIED CONSUMER SERVICES — 0.1%
Graham Holdings Co. Class B	22	11,263
H&R Block, Inc. (b)	1,296	29,795
Service Corp. International	1,049	29,791

ServiceMaster Global Holdings, Inc. (a)	755	28,441

		99,290

DIVERSIFIED FINANCIAL SERVICES — 1.5%
Berkshire Hathaway, Inc. Class B (a)	10,104	1,646,750
Leucadia National Corp.	1,792	41,664

		1,688,414

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
AT&T, Inc.	32,937	1,400,811
CenturyLink, Inc. (b)	2,886	68,629
Frontier Communications Corp. (b)	5,495	18,573
Level 3 Communications, Inc. (a)	1,484	83,638
SBA Communications Corp. Class A (a)	676	69,804
Verizon Communications, Inc.	21,813	1,164,378
Zayo Group Holdings, Inc. (a)	747	24,546

		2,830,379

ELECTRIC UTILITIES — 1.8%
Alliant Energy Corp.	1,173	44,445
American Electric Power Co., Inc.	2,584	162,689
Avangrid, Inc.	269	10,190
Duke Energy Corp.	3,678	285,486
Edison International	1,661	119,576
Entergy Corp.	926	68,033
Eversource Energy	1,609	88,865
Exelon Corp.	4,828	171,346
FirstEnergy Corp.	2,148	66,524
Great Plains Energy, Inc.	1,197	32,738
Hawaiian Electric Industries, Inc.	516	17,064
NextEra Energy, Inc.	2,418	288,854
OGE Energy Corp.	1,014	33,918
PG&E Corp.	2,670	162,256
Pinnacle West Capital Corp.	553	43,151
PPL Corp.	3,566	121,422
Southern Co.	5,017	246,786
Westar Energy, Inc.	735	41,417
Xcel Energy, Inc.	2,793	113,675

		2,118,435

ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	222	51,251
AMETEK, Inc.	1,250	60,750
Eaton Corp. PLC	2,402	161,150
Emerson Electric Co.	3,508	195,571
Hubbell, Inc.	294	34,310
Regal Beloit Corp.	226	15,650
Rockwell Automation, Inc. (b)	697	93,677

		612,359

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. Class A	1,594	107,117
Arrow Electronics, Inc. (a)	510	36,363
Avnet, Inc.	693	32,994
CDW Corp.	942	49,069
Cognex Corp.	441	28,056
Corning, Inc.	5,027	122,005
Dolby Laboratories, Inc. Class A	239	10,800
Fitbit, Inc. Class A (a) (b)	882	6,456
FLIR Systems, Inc.	726	26,274

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

IPG Photonics Corp. (a)	169	$16,682
Jabil Circuit, Inc.	1,010	23,907
Keysight Technologies, Inc. (a)	884	32,328
National Instruments Corp.	526	16,211
Trimble, Inc. (a)	1,309	39,466
VeriFone Systems, Inc. (a)	538	9,539
Zebra Technologies Corp. Class A (a)	267	22,898

		580,165

ENERGY EQUIPMENT & SERVICES — 1.2%
Baker Hughes, Inc.	2,349	152,615
Diamond Offshore Drilling, Inc.	344	6,089
Dril-Quip, Inc. (a)	198	11,890
Ensco PLC Class A	1,266	12,306
FMC Technologies, Inc. (a)	1,187	42,174
Frank’s International NV	199	2,450
Halliburton Co.	4,594	248,489
Helmerich & Payne, Inc. (b)	492	38,081
Nabors Industries, Ltd.	1,538	25,223
National Oilwell Varco, Inc. (b)	2,012	75,329
Noble Corp. PLC	1,244	7,364
Oceaneering International, Inc.	530	14,951
Patterson-UTI Energy, Inc. (b)	749	20,163
Rowan Cos. PLC Class A (b)	605	11,428
RPC, Inc. (b)	304	6,022
Schlumberger, Ltd.	7,444	624,924
Superior Energy Services, Inc.	816	13,774
Transocean, Ltd. (a)	1,851	27,284
Weatherford International PLC (a) (b)	4,895	24,426

		1,364,982

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.0% (d)
CoreCivic, Inc. REIT	593	14,505
Quality Care Properties, Inc. REIT (a)	505	7,827

		22,332

FOOD & STAPLES RETAILING — 1.9%
Casey’s General Stores, Inc.	227	26,986
Costco Wholesale Corp.	2,353	376,739
CVS Health Corp.	5,731	452,233
Kroger Co.	5,122	176,760
Rite Aid Corp. (a)	5,004	41,233
Sprouts Farmers Market, Inc. (a)	910	17,217
Sysco Corp.	2,802	155,147
US Foods Holding Corp. (a)	233	6,403
Wal-Mart Stores, Inc.	8,069	557,729
Walgreens Boots Alliance, Inc.	4,588	379,703
Whole Foods Market, Inc.	1,631	50,169

		2,240,319

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	3,146	143,615
Blue Buffalo Pet Products, Inc. (a)	219	5,265
Bunge, Ltd.	743	53,674
Campbell Soup Co.	1,008	60,954
Conagra Brands, Inc.	2,269	89,739
Flowers Foods, Inc.	916	18,293
General Mills, Inc.	3,164	195,440
Hain Celestial Group, Inc. (a)	487	19,008
Hershey Co.	757	78,296

Hormel Foods Corp.	1,367	47,585
Ingredion, Inc.	386	48,235
J.M. Smucker Co.	634	81,190
Kellogg Co.	1,286	94,791
Kraft Heinz Co.	3,202	279,599
Lamb Weston Holdings, Inc. (a)	756	28,615
McCormick & Co., Inc.	653	60,944
Mead Johnson Nutrition Co.	1,021	72,246
Mondelez International, Inc. Class A	7,891	349,808
Pilgrim’s Pride Corp.	322	6,115
Pinnacle Foods, Inc.	598	31,963
Post Holdings, Inc. (a)	347	27,895
TreeHouse Foods, Inc. (a) (b)	239	17,253
Tyson Foods, Inc. Class A	1,555	95,912
WhiteWave Foods Co. (a)	911	50,652

		1,957,087

GAS UTILITIES — 0.1%
Atmos Energy Corp.	494	36,630
National Fuel Gas Co.	424	24,015
UGI Corp.	874	40,274

		100,919

HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Abbott Laboratories.	7,757	297,946
Abiomed, Inc. (a)	230	25,916
Alere, Inc. (a)	428	16,679
Align Technology, Inc. (a)	423	40,663
Baxter International, Inc.	2,713	120,295
Becton Dickinson and Co.	1,115	184,588
Boston Scientific Corp. (a)	7,145	154,546
C.R. Bard, Inc.	386	86,719
Cooper Cos., Inc.	238	41,633
Danaher Corp.	3,191	248,388
DENTSPLY SIRONA, Inc.	1,235	71,297
DexCom, Inc. (a) (b)	415	24,776
Edwards Lifesciences Corp. (a)	1,111	104,101
Hill-Rom Holdings, Inc.	306	17,179
Hologic, Inc. (a)	1,521	61,023
IDEXX Laboratories, Inc. (a)	512	60,042
Intuitive Surgical, Inc. (a)	195	123,663
Medtronic PLC	7,540	537,074
ResMed, Inc. (b)	719	44,614
St. Jude Medical, Inc.	1,442	115,634
Stryker Corp.	1,762	211,105
Teleflex, Inc.	211	34,003
Varian Medical Systems, Inc. (a)	526	47,224
West Pharmaceutical Services, Inc.	351	29,775
Zimmer Biomet Holdings, Inc.	985	101,652

		2,800,535

HEALTH CARE PROVIDERS & SERVICES — 2.5%
Acadia Healthcare Co., Inc. (a) (b)	456	15,094
Aetna, Inc.	1,807	224,086
AmerisourceBergen Corp.	915	71,544
Anthem, Inc.	1,377	197,971
Brookdale Senior Living, Inc. (a)	933	11,588
Cardinal Health, Inc.	1,722	123,932
Centene Corp. (a)	841	47,525
Cigna Corp.	1,347	179,676
DaVita, Inc. (a)	908	58,294

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Envision Healthcare Corp. (a)	557	$35,252
Express Scripts Holding Co. (a)	3,323	228,589
HCA Holdings, Inc. (a)	1,634	120,949
Henry Schein, Inc. (a)	440	66,752
Humana, Inc.	785	160,164
Laboratory Corp. of America Holdings (a)	536	68,812
LifePoint Health, Inc. (a)	233	13,234
McKesson Corp.	1,182	166,012
MEDNAX, Inc. (a) (b)	506	33,730
Patterson Cos., Inc. (b)	444	18,217
Premier, Inc. Class A (a)	175	5,313
Quest Diagnostics, Inc.	741	68,098
Tenet Healthcare Corp. (a)	492	7,301
UnitedHealth Group, Inc.	5,011	801,960
Universal Health Services, Inc. Class B	462	49,148
VCA, Inc. (a)	432	29,657
WellCare Health Plans, Inc. (a)	233	31,940

		2,834,838

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	922	9,414
athenahealth, Inc. (a) (b)	198	20,824
Cerner Corp. (a)	1,509	71,481
Inovalon Holdings, Inc. Class A (a)	178	1,833
Veeva Systems, Inc. Class A (a) (b)	412	16,768

		120,320

HOTELS, RESTAURANTS & LEISURE — 1.9%
Aramark	1,327	47,400
Brinker International, Inc. (b)	329	16,295
Carnival Corp.	2,136	111,200
Chipotle Mexican Grill, Inc. Class A (a) (b)	155	58,485
Choice Hotels International, Inc.	156	8,744
Darden Restaurants, Inc.	642	46,686
Domino’s Pizza, Inc.	282	44,906
Dunkin’ Brands Group, Inc.	474	24,857
Extended Stay America, Inc.	317	5,120
Hilton Worldwide Holdings, Inc.	2,672	72,678
Hyatt Hotels Corp. Class A (a)	182	10,057
International Game Technology PLC	484	12,352
Las Vegas Sands Corp.	1,941	103,669
Marriott International, Inc. Class A	1,749	144,607
McDonald’s Corp.	4,436	539,950
MGM Resorts International (a)	2,631	75,852
Norwegian Cruise Line Holdings, Ltd. (a)	760	32,323
Panera Bread Co. Class A (a) (b)	138	28,302
Royal Caribbean Cruises, Ltd.	857	70,308
Six Flags Entertainment Corp.	354	21,226
Starbucks Corp.	7,559	419,676
Vail Resorts, Inc.	237	38,230
Wendy’s Co. (b)	1,273	17,211
Wyndham Worldwide Corp.	606	46,280
Wynn Resorts, Ltd.	411	35,556
Yum China Holdings, Inc. (a)	2,021	52,788
Yum! Brands, Inc.	1,821	115,324

		2,200,082

HOUSEHOLD DURABLES — 0.5%
CalAtlantic Group, Inc.	354	12,040

D.R. Horton, Inc.	1,788	48,866
Garmin, Ltd. (b)	617	29,918
Harman International Industries, Inc.	359	39,907
Leggett & Platt, Inc.	713	34,852
Lennar Corp. Class A	877	37,650
Lennar Corp. Class B	48	1,656
Mohawk Industries, Inc. (a)	321	64,097
Newell Brands, Inc.	2,542	113,500
NVR, Inc. (a)	23	38,387
PulteGroup, Inc.	1,911	35,124
Tempur Sealy International, Inc. (a) (b)	306	20,894
Toll Brothers, Inc. (a)	869	26,939
Tupperware Brands Corp. (b)	262	13,786
Whirlpool Corp.	394	71,617

		589,233

HOUSEHOLD PRODUCTS — 1.6%
Church & Dwight Co., Inc.	1,382	61,071
Clorox Co.	661	79,333
Colgate-Palmolive Co.	4,669	305,539
Energizer Holdings, Inc.	313	13,963
Kimberly-Clark Corp.	1,889	215,573
Procter & Gamble Co.	13,653	1,147,944
Spectrum Brands Holdings, Inc. (b)	116	14,190

		1,837,613

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	3,704	43,040
Calpine Corp. (a)	1,932	22,083
NRG Energy, Inc.	1,656	20,303

		85,426

INDUSTRIAL CONGLOMERATES — 2.3%
3M Co.	3,140	560,710
Carlisle Cos., Inc.	336	37,057
General Electric Co.	49,165	1,553,614
Honeywell International, Inc.	4,022	465,949
Roper Technologies, Inc.	511	93,554

		2,710,884

INSURANCE — 3.1%
Aflac, Inc.	2,206	153,538
Alleghany Corp. (a)	86	52,298
Allied World Assurance Co. Holdings AG.	508	27,285
Allstate Corp.	2,037	150,982
American Financial Group, Inc.	390	34,367
American International Group, Inc.	5,464	356,854
American National Insurance Co.	44	5,483
AmTrust Financial Services, Inc.	399	10,925
Aon PLC	1,420	158,373
Arch Capital Group, Ltd. (a)	659	56,865
Arthur J Gallagher & Co.	868	45,101
Aspen Insurance Holdings, Ltd.	323	17,765
Assurant, Inc.	270	25,072
Assured Guaranty, Ltd.	808	30,518
Axis Capital Holdings, Ltd.	552	36,029
Brown & Brown, Inc.	607	27,230
Chubb, Ltd.	2,472	326,601
Cincinnati Financial Corp.	825	62,494

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

CNA Financial Corp.	142	$5,893
Endurance Specialty Holdings, Ltd.	352	32,525
Erie Indemnity Co. Class A	139	15,630
Everest Re Group, Ltd. (b)	239	51,720
First American Financial Corp.	578	21,172
FNF Group	1,416	48,087
Hanover Insurance Group, Inc.	221	20,113
Hartford Financial Services Group, Inc.	2,127	101,351
Lincoln National Corp.	1,289	85,422
Loews Corp.	1,579	73,945
Markel Corp. (a)	77	69,646
Marsh & McLennan Cos., Inc.	2,776	187,630
Mercury General Corp.	135	8,128
MetLife, Inc.	4,907	264,438
Old Republic International Corp.	1,311	24,909
Principal Financial Group, Inc.	1,453	84,071
ProAssurance Corp.	299	16,804
Progressive Corp.	3,016	107,068
Prudential Financial, Inc.	2,346	244,125
Reinsurance Group of America, Inc.	365	45,928
RenaissanceRe Holdings, Ltd. (b)	230	31,331
Torchmark Corp.	671	49,493
Travelers Cos., Inc.	1,600	195,872
Unum Group	1,343	58,998
Validus Holdings, Ltd.	479	26,350
White Mountains Insurance Group, Ltd.	26	21,737
WR Berkley Corp.	526	34,984
XL Group, Ltd.	1,365	50,860

		3,556,010

INTERNET & CATALOG RETAIL — 2.1%
Amazon.com, Inc. (a)	2,073	1,554,480
Expedia, Inc. (b)	625	70,800
Groupon, Inc. (a)	2,218	7,364
Liberty Expedia Holdings, Inc. Class A (a)	290	11,504
Liberty Interactive Corp. QVC Group Class A (a)	2,562	51,189
Liberty Ventures Series A (a)	434	16,002
Netflix, Inc. (a)	2,196	271,865
Priceline Group, Inc. (a)	264	387,040
TripAdvisor, Inc. (a)	569	26,384

		2,396,628

INTERNET SOFTWARE & SERVICES — 3.9%
Akamai Technologies, Inc. (a)	895	59,679
Alphabet, Inc. Class A (a)	1,575	1,248,109
Alphabet, Inc. Class C (a)	1,583	1,221,791
CommerceHub, Inc. Series A (a)	72	1,081
CommerceHub, Inc. Series C (a)	146	2,194
CoStar Group, Inc. (a)	162	30,535
eBay, Inc. (a)	5,622	166,917
Facebook, Inc. Class A (a)	11,983	1,378,644
GoDaddy, Inc. Class A (a) (b)	138	4,823
IAC/InterActiveCorp	380	24,620
Match Group, Inc. (a) (b)	138	2,360
Pandora Media, Inc. (a) (b)	1,081	14,096
Twilio, Inc. Class A (a)	116	3,347
Twitter, Inc. (a)	3,376	55,029
VeriSign, Inc. (a) (b)	520	39,557

Yahoo!, Inc. (a)	4,583	177,225
Yelp, Inc. (a)	269	10,257
Zillow Group, Inc. Class A (a) (b)	243	8,857
Zillow Group, Inc. Class C (a)	492	17,943

		4,467,064

IT SERVICES — 3.8%
Accenture PLC Class A	3,300	386,529
Alliance Data Systems Corp. (b)	324	74,034
Amdocs, Ltd.	808	47,066
Automatic Data Processing, Inc.	2,440	250,783
Black Knight Financial Services, Inc. Class A (a)	110	4,158
Booz Allen Hamilton Holding Corp.	633	22,832
Broadridge Financial Solutions, Inc.	618	40,973
Cognizant Technology Solutions Corp. Class A (a)	3,186	178,512
Computer Sciences Corp.	738	43,852
CoreLogic, Inc. (a)	473	17,421
CSRA, Inc.	756	24,071
DST Systems, Inc.	175	18,751
Euronet Worldwide, Inc. (a)	236	17,093
Fidelity National Information Services, Inc.	1,698	128,437
First Data Corp. Class A (a)	1,612	22,874
Fiserv, Inc. (a)	1,151	122,328
FleetCor Technologies, Inc. (a)	484	68,496
Gartner, Inc. (a)	453	45,785
Genpact, Ltd. (a)	827	20,129
Global Payments, Inc.	851	59,068
International Business Machines Corp.	4,694	779,157
Jack Henry & Associates, Inc.	439	38,974
Leidos Holdings, Inc.	725	37,077
MasterCard, Inc. Class A	5,130	529,673
Paychex, Inc. (b)	1,652	100,574
PayPal Holdings, Inc. (a)	5,986	236,267
Sabre Corp. (b)	1,112	27,744
Square, Inc. Class A (a)	152	2,072
Teradata Corp. (a)	774	21,030
Total System Services, Inc.	844	41,381
Vantiv, Inc. Class A (a)	792	47,219
Visa, Inc. Class A (b)	10,221	797,442
Western Union Co. (b)	2,737	59,448
WEX, Inc. (a)	193	21,539
Xerox Corp.	5,067	44,235

		4,377,024

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	474	25,852
Hasbro, Inc.	585	45,507
Mattel, Inc.	1,748	48,158
Polaris Industries, Inc. (b)	338	27,848
Vista Outdoor, Inc. (a)	318	11,734

		159,099

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Agilent Technologies, Inc.	1,748	79,639
Bio-Rad Laboratories, Inc. Class A (a)	110	20,051
Bio-Techne Corp.	186	19,126
Bruker Corp.	555	11,755

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Charles River Laboratories International, Inc. (a)	242	$18,438
Illumina, Inc. (a) (b)	781	99,999
Mettler-Toledo International, Inc. (a)	134	56,087
Patheon NV (a)	276	7,924
PerkinElmer, Inc.	573	29,882
QIAGEN NV (a)	1,183	33,148
Quintiles IMS Holdings, Inc. (a)	749	56,962
Thermo Fisher Scientific, Inc.	2,098	296,028
VWR Corp. (a)	413	10,337
Waters Corp. (a)	424	56,981

		796,357

MACHINERY — 1.7%
AGCO Corp.	442	25,574
Allison Transmission Holdings, Inc.	702	23,650
Caterpillar, Inc. (b)	2,957	274,232
Colfax Corp. (a)	469	16,851
Crane Co.	245	17,669
Cummins, Inc.	866	118,356
Deere & Co. (b)	1,718	177,023
Donaldson Co., Inc.	719	30,256
Dover Corp.	846	63,391
Flowserve Corp.	712	34,212
Fortive Corp.	1,595	85,540
Graco, Inc.	304	25,259
IDEX Corp.	412	37,105
Illinois Tool Works, Inc.	1,591	194,834
Ingersoll-Rand PLC	1,376	103,255
ITT, Inc.	465	17,935
Lincoln Electric Holdings, Inc.	305	23,384
Manitowoc Foodservice, Inc. (a) (b)	675	13,048
Middleby Corp. (a) (b)	290	37,355
Nordson Corp.	330	36,976
Oshkosh Corp.	414	26,749
PACCAR, Inc.	1,801	115,084
Parker-Hannifin Corp.	734	102,760
Pentair PLC	880	49,342
Snap-on, Inc.	302	51,724
Stanley Black & Decker, Inc.	799	91,637
Terex Corp.	526	16,585
Timken Co.	425	16,872
Toro Co.	572	32,003
Trinity Industries, Inc.	793	22,014
WABCO Holdings, Inc. (a)	289	30,677
Wabtec Corp. (b)	476	39,518
Xylem, Inc.	951	47,093

		1,997,963

MARINE — 0.0% (d)
Kirby Corp. (a)	284	18,886

MEDIA — 3.2%
AMC Networks, Inc. Class A (a)	306	16,016
Cable One, Inc. (b)	22	13,678
CBS Corp. Class B	2,120	134,874
Charter Communications, Inc. Class A (a)	1,081	311,242
Cinemark Holdings, Inc.	580	22,249
Clear Channel Outdoor Holdings, Inc. Class A	207	1,045
Comcast Corp. Class A	12,890	890,054

Discovery Communications, Inc. Class A (a) (b)	792	21,709
Discovery Communications, Inc. Class C (a)	1,135	30,395
DISH Network Corp. Class A (a)	1,186	68,705
Interpublic Group of Cos., Inc.	2,205	51,619
John Wiley & Sons, Inc. Class A	225	12,262
Liberty Broadband Corp. Class A (a)	126	9,130
Liberty Broadband Corp. Class C (a)	558	41,331
Liberty Media Corp.-Liberty SiriusXM Class A (a)	505	17,433
Liberty Media Corp.-Liberty SiriusXM Class C (a)	1,004	34,056
Lions Gate Entertainment Corp. Class A	215	5,784
Lions Gate Entertainment Corp. Class B (a) (b)	566	13,890
Live Nation Entertainment, Inc. (a)	699	18,593
Madison Square Garden Co. Class A (a)	109	18,695
News Corp. Class A	1,965	22,519
News Corp. Class B	620	7,316
Omnicom Group, Inc. (b)	1,285	109,366
Regal Entertainment Group Class A	421	8,673
Scripps Networks Interactive, Inc. Class A	509	36,327
Sirius XM Holdings, Inc. (b)	9,458	42,088
TEGNA, Inc.	1,156	24,727
Thomson Reuters Corp.	1,690	73,988
Time Warner, Inc.	4,213	406,681
Tribune Media Co. Class A (b)	413	14,447
Twenty-First Century Fox, Inc. Class A	5,871	164,623
Twenty-First Century Fox, Inc. Class B	2,491	67,880
Viacom, Inc. Class A	50	1,925
Viacom, Inc. Class B	1,779	62,443
Walt Disney Co.	8,684	905,046

		3,680,809

METALS & MINING — 0.4%
Alcoa Corp.	771	21,650
Compass Minerals International, Inc.	176	13,790
Freeport-McMoRan, Inc. (a)	7,374	97,263
Newmont Mining Corp.	2,877	98,019
Nucor Corp.	1,723	102,553
Reliance Steel & Aluminum Co.	399	31,736
Royal Gold, Inc. (b)	353	22,363
Southern Copper Corp. (b)	496	15,842
Steel Dynamics, Inc.	1,172	41,700
Tahoe Resources, Inc.	1,406	13,245
United States Steel Corp.	740	24,427

		482,588

MORTGAGE REAL ESTATE INVESTMENT — 0.0% (d)
AGNC Investment Corp. REIT (b)	1,692	30,676

MULTI-UTILITIES — 1.0%
Ameren Corp.	1,250	65,575
CenterPoint Energy, Inc.	2,225	54,824
CMS Energy Corp.	1,381	57,477
Consolidated Edison, Inc.	1,607	118,404
Dominion Resources, Inc. (b)	3,298	252,594
DTE Energy Co.	990	97,525
MDU Resources Group, Inc.	938	26,986

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

NiSource, Inc.	1,633	$36,155
Public Service Enterprise Group, Inc.	2,785	122,206
SCANA Corp.	708	51,882
Sempra Energy.	1,300	130,832
Vectren Corp.	422	22,007
WEC Energy Group, Inc.	1,624	95,247

		1,131,714

MULTILINE RETAIL — 0.5%
Dillard’s, Inc. Class A	125	7,836
Dollar General Corp.	1,463	108,364
Dollar Tree, Inc. (a)	1,214	93,697
JC Penney Co., Inc. (a) (b)	1,550	12,881
Kohl’s Corp. (b)	974	48,096
Macy’s, Inc.	1,570	56,222
Nordstrom, Inc.	709	33,982
Target Corp.	3,100	223,913

		584,991

OIL, GAS & CONSUMABLE FUELS — 6.1%
Anadarko Petroleum Corp.	3,026	211,003
Antero Resources Corp. (a)	855	20,221
Apache Corp.	1,965	124,719
Cabot Oil & Gas Corp.	2,473	57,769
Cheniere Energy, Inc. (a) (b)	990	41,016
Chesapeake Energy Corp. (a)	2,922	20,512
Chevron Corp.	10,055	1,183,473
Cimarex Energy Co.	510	69,309
Concho Resources, Inc. (a)	788	104,489
ConocoPhillips.	6,661	333,983
CONSOL Energy, Inc.	1,135	20,691
Continental Resources, Inc. (a) (b)	435	22,420
Devon Energy Corp.	2,810	128,333
Diamondback Energy, Inc. (a)	440	44,466
Energen Corp.	592	34,141
EOG Resources, Inc.	2,898	292,988
EQT Corp.	902	58,991
Exxon Mobil Corp.	22,271	2,010,180
Gulfport Energy Corp. (a)	674	14,585
Hess Corp.	1,463	91,130
HollyFrontier Corp.	975	31,941
Kinder Morgan, Inc.	10,174	210,704
Kosmos Energy, Ltd. (a) (b)	614	4,304
Laredo Petroleum, Inc. (a)	616	8,710
Marathon Oil Corp.	4,609	79,782
Marathon Petroleum Corp.	2,779	139,923
Murphy Oil Corp. (b)	937	29,169
Newfield Exploration Co. (a)	1,068	43,254
Noble Energy, Inc.	2,260	86,016
Occidental Petroleum Corp.	4,043	287,983
ONEOK, Inc.	1,066	61,199
Parsley Energy, Inc. Class A (a)	814	28,685
PBF Energy, Inc. Class A	491	13,689
Phillips 66	2,416	208,767
Pioneer Natural Resources Co.	863	155,400
QEP Resources, Inc.	1,472	27,100
Range Resources Corp.	1,065	36,593
Rice Energy, Inc. (a)	802	17,123
SM Energy Co.	361	12,447
Southwestern Energy Co. (a)	2,825	30,566

Spectra Energy Corp.	3,632	149,239
Targa Resources Corp.	860	48,220
Tesoro Corp.	656	57,367
Valero Energy Corp.	2,475	169,092
Whiting Petroleum Corp. (a)	1,017	12,224
Williams Cos., Inc.	3,823	119,048
World Fuel Services Corp.	374	17,170
WPX Energy, Inc. (a)	2,036	29,665

		6,999,799

PAPER & FOREST PRODUCTS — 0.0% (d)
Domtar Corp.	340	13,270

PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A	2,555	46,782
Edgewell Personal Care Co. (a)	310	22,627
Estee Lauder Cos., Inc. Class A	1,184	90,564
Herbalife, Ltd. (a) (b)	409	19,689
Nu Skin Enterprises, Inc. Class A	293	14,000

		193,662

PHARMACEUTICALS — 4.5%
Akorn, Inc. (a) (b)	403	8,797
Allergan PLC (a)	1,787	375,288
Bristol-Myers Squibb Co.	8,948	522,921
Eli Lilly & Co.	5,205	382,828
Endo International PLC (a)	1,169	19,253
Johnson & Johnson	14,673	1,690,476
Mallinckrodt PLC (a)	579	28,846
Merck & Co., Inc.	14,771	869,569
Mylan NV (a)	2,482	94,688
Perrigo Co. PLC	756	62,922
Pfizer, Inc.	32,225	1,046,668
Zoetis, Inc.	2,524	135,110

		5,237,366

PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp.	205	24,871
Equifax, Inc.	611	72,238
ManpowerGroup, Inc.	403	35,815
Nielsen Holdings PLC	1,888	79,202
Robert Half International, Inc.	729	35,561
TransUnion (a)	263	8,134
Verisk Analytics, Inc. Class A (a)	848	68,832

		324,653

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.6%
Alexandria Real Estate Equities, Inc. (b)	436	48,453
American Campus Communities, Inc. (b)	754	37,527
American Homes 4 Rent Class A	756	15,861
American Tower Corp. REIT	2,214	233,975
Annaly Capital Management, Inc.	5,689	56,719
Apartment Investment & Management Co. Class A REIT	832	37,814
Apple Hospitality REIT, Inc.	937	18,721
AvalonBay Communities, Inc.	714	126,485
Boston Properties, Inc. REIT	782	98,360
Brandywine Realty Trust	855	14,116
Brixmor Property Group, Inc.	900	21,978
Camden Property Trust	431	36,234
Care Capital Properties, Inc.	415	10,375

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Chimera Investment Corp.	1,028	$17,497
Columbia Property Trust, Inc.	652	14,083
Communications Sales & Leasing, Inc. (a)	609	15,475
Corporate Office Properties Trust	465	14,517
Crown Castle International Corp. REIT	1,816	157,574
CubeSmart REIT	929	24,869
CyrusOne, Inc. REIT (b)	351	15,700
DCT Industrial Trust, Inc. REIT	466	22,312
DDR Corp. REIT	1,575	24,050
Digital Realty Trust, Inc. REIT (b)	786	77,232
Douglas Emmett, Inc. (b)	734	26,835
Duke Realty Corp.	1,925	51,128
Empire State Realty Trust, Inc. Class A (b)	578	11,670
EPR Properties	345	24,761
Equinix, Inc. REIT	367	131,169
Equity Commonwealth (a)	631	19,081
Equity LifeStyle Properties, Inc.	430	31,003
Equity One, Inc.	466	14,302
Equity Residential REIT	1,917	123,378
Essex Property Trust, Inc. REIT	330	76,725
Extra Space Storage, Inc. REIT	659	50,901
Federal Realty Investment Trust REIT	355	50,449
Forest City Realty Trust, Inc. Class A	1,126	23,466
Gaming and Leisure Properties, Inc.	926	28,354
General Growth Properties, Inc. REIT	2,969	74,166
HCP, Inc. REIT	2,527	75,102
Healthcare Trust of America, Inc. Class A	683	19,882
Highwoods Properties, Inc.	469	23,924
Hospitality Properties Trust	746	23,678
Host Hotels & Resorts, Inc. REIT	3,844	72,421
Iron Mountain, Inc. REIT	1,441	46,804
Kilroy Realty Corp. REIT	443	32,436
Kimco Realty Corp. REIT	2,081	52,358
Lamar Advertising Co. Class A (b)	387	26,022
Liberty Property Trust REIT	743	29,348
Life Storage, Inc. REIT	233	19,866
Macerich Co. REIT	792	56,105
MFA Financial, Inc.	1,857	14,169
Mid-America Apartment Communities, Inc. REIT	605	59,242
National Retail Properties, Inc.	748	33,062
NorthStar Realty Finance Corp.	984	14,908
Omega Healthcare Investors, Inc.	1,049	32,792
Outfront Media, Inc.	756	18,802
Paramount Group, Inc. REIT	1,040	16,630
Piedmont Office Realty Trust, Inc. Class A	804	16,812
Prologis, Inc. REIT	2,764	145,912
Public Storage REIT	800	178,800
Rayonier, Inc.	634	16,864
Realty Income Corp. REIT (b)	1,304	74,954
Regency Centers Corp.	572	39,439
Retail Properties of America, Inc. Class A	1,299	19,914
Senior Housing Properties Trust	1,106	20,937
Simon Property Group, Inc. REIT	1,623	288,358

SL Green Realty Corp. REIT	529	56,894
Spirit Realty Capital, Inc. REIT	2,330	25,304
Starwood Property Trust, Inc.	1,119	24,562
STORE Capital Corp.	809	19,990
Sun Communities, Inc. REIT	345	26,430
Tanger Factory Outlet Centers, Inc.	483	17,282
Taubman Centers, Inc. (b)	330	24,397
Two Harbors Investment Corp.	1,865	16,263
UDR, Inc. REIT	1,360	49,613
Ventas, Inc. REIT	1,770	110,660
VEREIT, Inc.	4,689	39,669
Vornado Realty Trust REIT	948	98,943
Weingarten Realty Investors REIT	660	23,621
Welltower, Inc. REIT	1,904	127,435
Weyerhaeuser Co. REIT	4,054	121,985
WP Carey, Inc.	517	30,550

		4,160,454

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	1,748	55,044
Howard Hughes Corp. (a)	198	22,592
Jones Lang LaSalle, Inc.	223	22,532
Realogy Holdings Corp.	793	20,404

		120,572

ROAD & RAIL — 0.9%
AMERCO.	41	15,153
Avis Budget Group, Inc. (a)	528	19,367
CSX Corp.	5,114	183,746
Genesee & Wyoming, Inc. Class A (a)	297	20,615
Hertz Global Holdings, Inc. (a)	429	9,249
JB Hunt Transport Services, Inc.	461	44,749
Kansas City Southern	560	47,516
Landstar System, Inc.	231	19,704
Norfolk Southern Corp.	1,580	170,751
Old Dominion Freight Line, Inc. (a)	346	29,683
Ryder System, Inc.	269	20,025
Union Pacific Corp.	4,553	472,055

		1,052,613

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Analog Devices, Inc.	1,588	115,321
Applied Materials, Inc.	5,807	187,392
Broadcom, Ltd.	2,035	359,727
Cree, Inc. (a)	557	14,699
Cypress Semiconductor Corp. (b)	1,684	19,265
First Solar, Inc. (a) (b)	431	13,831
Intel Corp.	25,264	916,325
KLA-Tencor Corp.	831	65,383
Lam Research Corp.	825	87,227
Linear Technology Corp.	1,255	78,249
Marvell Technology Group, Ltd.	2,087	28,947
Maxim Integrated Products, Inc.	1,460	56,312
Microchip Technology, Inc.	1,159	74,350
Micron Technology, Inc. (a)	5,403	118,434
NVIDIA Corp. (b)	2,758	294,389
ON Semiconductor Corp. (a)	2,157	27,523
Qorvo, Inc. (a) (b)	752	39,653
QUALCOMM, Inc.	7,823	510,060
Skyworks Solutions, Inc.	972	72,569

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

SunPower Corp. (a) (b)	254	$1,679
Teradyne, Inc.	1,019	25,883
Texas Instruments, Inc.	5,418	395,351
Versum Materials, Inc. (a)	510	14,316
Xilinx, Inc.	1,332	80,413

		3,597,298

SOFTWARE — 4.3%
Activision Blizzard, Inc.	2,952	106,597
Adobe Systems, Inc. (a)	2,610	268,699
ANSYS, Inc. (a)	474	43,840
Atlassian Corp. PLC Class A (a)	124	2,986
Autodesk, Inc. (a)	1,139	84,297
CA, Inc.	1,617	51,372
Cadence Design Systems, Inc. (a)	1,427	35,989
CDK Global, Inc.	820	48,946
Citrix Systems, Inc. (a)	801	71,537
Dell Technologies, Inc. Class V (a)	1,134	62,336
Electronic Arts, Inc. (a)	1,560	122,866
FireEye, Inc. (a)	782	9,306
Fortinet, Inc. (a)	703	21,174
Guidewire Software, Inc. (a)	353	17,413
Intuit, Inc.	1,318	151,056
Manhattan Associates, Inc. (a)	351	18,614
Microsoft Corp.	40,441	2,513,004
Nuance Communications, Inc. (a)	1,290	19,221
Oracle Corp.	15,726	604,665
PTC, Inc. (a)	627	29,011
Red Hat, Inc. (a)	958	66,773
salesforce.com, Inc. (a)	3,459	236,803
ServiceNow, Inc. (a)	850	63,189
Splunk, Inc. (a) (b)	652	33,350
SS&C Technologies Holdings, Inc. (b)	771	22,051
Symantec Corp.	3,454	82,516
Synopsys, Inc. (a)	765	45,028
Tableau Software, Inc. Class A (a)	242	10,200
Tyler Technologies, Inc. (a)	194	27,697
Ultimate Software Group, Inc. (a) (b)	149	27,170
VMware, Inc. Class A (a) (b)	429	33,775
Workday, Inc. Class A (a) (b)	596	39,390
Zynga, Inc. Class A (a)	3,386	8,702

		4,979,573

SPECIALTY RETAIL — 2.4%
Advance Auto Parts, Inc.	378	63,927
AutoNation, Inc. (a)	356	17,319
AutoZone, Inc. (a) (b)	160	126,366
Bed Bath & Beyond, Inc.	895	36,373
Best Buy Co., Inc.	1,558	66,480
Burlington Stores, Inc. (a)	351	29,747
Cabela’s, Inc. (a)	252	14,755
CarMax, Inc. (a) (b)	1,018	65,549
CST Brands, Inc.	354	17,045
Dick’s Sporting Goods, Inc.	450	23,895
Foot Locker, Inc.	741	52,529
GameStop Corp. Class A	572	14,449
Gap, Inc.	1,315	29,509
Home Depot, Inc.	6,654	892,168
L Brands, Inc.	1,307	86,053
Lowe’s Cos., Inc.	4,818	342,656

Michaels Cos., Inc. (a)	451	9,223
Murphy USA, Inc. (a)	233	14,323
O’Reilly Automotive, Inc. (a)	517	143,938
Penske Automotive Group, Inc.	215	11,146
Ross Stores, Inc.	2,135	140,056
Sally Beauty Holdings, Inc. (a)	827	21,849
Signet Jewelers, Ltd. (b)	409	38,552
Staples, Inc.	3,333	30,164
Tiffany & Co. (b)	572	44,290
TJX Cos., Inc.	3,575	268,590
Tractor Supply Co.	703	53,294
Ulta Salon Cosmetics & Fragrance, Inc. (a)	328	83,620
Urban Outfitters, Inc. (a) (b)	523	14,895
Williams-Sonoma, Inc. (b)	494	23,905

		2,776,665

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.4%
Apple, Inc.	29,283	3,391,557
Hewlett Packard Enterprise Co.	9,250	214,045
HP, Inc.	9,253	137,314
NCR Corp. (a)	796	32,286
NetApp, Inc.	1,581	55,762
Western Digital Corp.	1,556	105,730

		3,936,694

TEXTILES,APPAREL & LUXURY GOODS — 0.7%
Carter’s, Inc.	279	24,103
Coach, Inc.	1,424	49,869
Hanesbrands, Inc.	2,018	43,528
Kate Spade & Co. (a)	658	12,285
lululemon athletica, Inc. (a)	566	36,784
Michael Kors Holdings, Ltd. (a)	813	34,943
NIKE, Inc. Class B	7,137	362,774
PVH Corp.	418	37,720
Ralph Lauren Corp.	304	27,457
Skechers U.S.A., Inc. Class A (a)	632	15,535
Under Armour, Inc. Class A (a) (b)	905	26,290
Under Armour, Inc. Class C (a)	913	22,980
VF Corp.	1,766	94,216

		788,484

THRIFTS & MORTGAGE FINANCE — 0.0% (d)
New York Community Bancorp, Inc. (b)	2,666	42,416
TFS Financial Corp.	370	7,045

		49,461

TOBACCO — 1.5%
Altria Group, Inc.	10,481	708,725
Philip Morris International, Inc.	8,263	755,982
Reynolds American, Inc.	4,499	252,124

		1,716,831

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	543	18,641
Fastenal Co.	1,502	70,564
HD Supply Holdings, Inc. (a)	1,201	51,055
Herc Holdings, Inc. (a)	143	5,743
MSC Industrial Direct Co., Inc. Class A	237	21,896
United Rentals, Inc. (a)	499	52,684
W.W. Grainger, Inc.	293	68,049

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Watsco, Inc.	132	$19,552
WESCO International, Inc. (a)	223	14,841

		323,025

TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Macquarie Infrastructure Corp.	358	29,249

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	902	65,269
Aqua America, Inc.	899	27,006

		92,275

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Sprint Corp. (a) (b)	3,834	32,282
T-Mobile US, Inc. (a) (b)	1,500	86,265
Telephone & Data Systems, Inc.	477	13,771
United States Cellular Corp. (a)	66	2,886

		135,204

TOTAL COMMON STOCKS (Cost $93,213,266)		115,057,576

SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (e) (f)	101,729	101,729

State Street Navigator Securities Lending Government Money Market Portfolio (f) (g)	142,131	142,131

TOTAL SHORT-TERM INVESTMENTS (Cost $243,860)		243,860

TOTAL INVESTMENTS — 100.0% (Cost $93,457,126)		115,301,436
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(1,189)

NET ASSETS — 100.0%		$115,300,247

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The rate shown is the annualized seven-day yield at December 31, 2016.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$2,472,973	$—	$—	$2,472,973
Air Freight & Logistics	779,090	—	—	779,090
Airlines	766,219	—	—	766,219
Auto Components	314,152	—	—	314,152
Automobiles	736,753	—	—	736,753
Banks	7,575,813	—	—	7,575,813
Beverages	2,143,088	—	—	2,143,088
Biotechnology	3,201,042	—	—	3,201,042
Building Products	455,380	—	—	455,380
Capital Markets	3,385,048	—	—	3,385,048
Chemicals	2,443,176	—	—	2,443,176
Commercial Services & Supplies	463,659	—	—	463,659
Communications Equipment	1,251,344	—	—	1,251,344
Construction & Engineering	181,131	—	—	181,131
Construction Materials	182,571	—	—	182,571
Consumer Finance	984,095	—	—	984,095
Containers & Packaging	575,821	—	—	575,821
Distributors	145,652	—	—	145,652
Diversified Consumer Services	99,290	—	—	99,290
Diversified Financial Services	1,688,414	—	—	1,688,414

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Diversified Telecommunication Services	$2,830,379	$—	$—	$2,830,379
Electric Utilities	2,118,435	—	—	2,118,435
Electrical Equipment	612,359	—	—	612,359
Electronic Equipment, Instruments & Components	580,165	—	—	580,165
Energy Equipment & Services	1,364,982	—	—	1,364,982
Equity Real Estate Investment Trusts (REITs)	22,332	—	—	22,332
Food & Staples Retailing	2,240,319	—	—	2,240,319
Food Products	1,957,087	—	—	1,957,087
Gas Utilities	100,919	—	—	100,919
Health Care Equipment & Supplies	2,800,535	—	—	2,800,535
Health Care Providers & Services	2,834,838	—	—	2,834,838
Health Care Technology	120,320	—	—	120,320
Hotels, Restaurants & Leisure	2,200,082	—	—	2,200,082
Household Durables	589,233	—	—	589,233
Household Products	1,837,613	—	—	1,837,613
Independent Power Producers & Energy Traders	85,426	—	—	85,426
Industrial Conglomerates	2,710,884	—	—	2,710,884
Insurance	3,556,010	—	—	3,556,010
Internet & Catalog Retail	2,396,628	—	—	2,396,628
Internet Software & Services	4,467,064	—	—	4,467,064
IT Services	4,377,024	—	—	4,377,024
Leisure Equipment & Products	159,099	—	—	159,099
Life Sciences Tools & Services	796,357	—	—	796,357
Machinery	1,997,963	—	—	1,997,963
Marine	18,886	—	—	18,886
Media	3,680,809	—	—	3,680,809
Metals & Mining	482,588	—	—	482,588
Mortgage Real Estate Investment	30,676	—	—	30,676
Multi-Utilities	1,131,714	—	—	1,131,714
Multiline Retail	584,991	—	—	584,991
Oil, Gas & Consumable Fuels	6,999,799	—	—	6,999,799
Paper & Forest Products	13,270	—	—	13,270
Personal Products	193,662	—	—	193,662
Pharmaceuticals	5,237,366	—	—	5,237,366
Professional Services	324,653	—	—	324,653
Real Estate Investment Trusts (REITs)	4,160,454	—	—	4,160,454
Real Estate Management & Development	120,572	—	—	120,572
Road & Rail	1,052,613	—	—	1,052,613
Semiconductors & Semiconductor Equipment	3,597,298	—	—	3,597,298
Software	4,979,573	—	—	4,979,573
Specialty Retail	2,776,665	—	—	2,776,665
Technology Hardware, Storage & Peripherals	3,936,694	—	—	3,936,694
Textiles, Apparel & Luxury Goods	788,484	—	—	788,484
Thrifts & Mortgage Finance	49,461	—	—	49,461
Tobacco	1,716,831	—	—	1,716,831
Trading Companies & Distributors	323,025	—	—	323,025
Transportation Infrastructure	29,249	—	—	29,249
Water Utilities	92,275	—	—	92,275
Wireless Telecommunication Services	135,204	—	—	135,204
Short-Term Investments	243,860	—	—	243,860

TOTAL INVESTMENTS	$115,301,436	$—	$—	$115,301,436

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Corp.	1,815	$97,865	287	—	2,102	$163,367	$1,525	$—
State Street Institutional Liquid Reserves Fund, Premier Class	120,617	120,617	1,597,931	1,718,548	—	—	241	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,528,139	1,426,410	101,729	101,729	204	—
State Street Navigator Securities Lending Government Money Market Portfolio*	4,634,658	4,634,658	4,995,524	9,488,051	142,131	142,131	6,692	—

TOTAL		$4,853,140				$407,227	$8,662	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.6%
AAR Corp.	2,692	$88,971
Aerojet Rocketdyne Holdings, Inc. (a)	5,425	97,379
Aerovironment, Inc. (a) (b)	1,573	42,204
Astronics Corp. (a)	2,109	71,369
Cubic Corp.	2,161	103,620
Curtiss-Wright Corp.	3,776	371,407
DigitalGlobe, Inc. (a)	5,285	151,415
Ducommun, Inc. (a)	893	22,825
Engility Holdings, Inc. (a)	1,455	49,033
Esterline Technologies Corp. (a)	2,744	244,765
KEYW Holding Corp. (a)	2,724	32,116
KLX, Inc. (a)	4,796	216,347
Kratos Defense & Security Solutions, Inc. (a)	3,726	27,572
Mercury Systems, Inc. (a)	3,376	102,023
Moog, Inc. Class A (a)	2,663	174,906
National Presto Industries, Inc. (a)	400	42,560
Sparton Corp. (a)	852	20,320
TASER International, Inc. (a) (b)	4,458	108,062
Teledyne Technologies, Inc. (a)	3,040	373,920
Triumph Group, Inc. (b)	4,194	111,141
Vectrus, Inc. (a)	813	19,390
Wesco Aircraft Holdings, Inc. (a)	4,583	68,516

		2,539,861

AIR FREIGHT & LOGISTICS — 0.6%
Air Transport Services Group, Inc. (a)	4,461	71,198
Atlas Air Worldwide Holdings, Inc. (a)	2,060	107,429
Echo Global Logistics, Inc. (a)	2,540	63,627
Forward Air Corp.	2,513	119,066
Hub Group, Inc. Class A (a)	2,827	123,681
Park-Ohio Holdings Corp.	733	31,226
Radiant Logistics, Inc. (a)	2,027	7,905
XPO Logistics, Inc. (a)	8,440	364,270

		888,402

AIRLINES — 0.4%
Allegiant Travel Co.	1,161	193,190
Hawaiian Holdings, Inc. (a)	4,525	257,925
SkyWest, Inc.	4,231	154,220

		605,335

AUTO COMPONENTS — 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	7,178	138,535
Cooper Tire & Rubber Co.	4,736	183,994
Cooper-Standard Holdings, Inc. (a)	1,354	139,976
Dana, Inc.	13,833	262,550
Dorman Products, Inc. (a)	2,422	176,951
Federal-Mogul Holdings Corp. (a)	2,196	22,641
Fox Factory Holding Corp. (a)	1,769	49,090
Gentherm, Inc. (a)	3,000	101,550
Horizon Global Corp. (a)	1,417	34,008
LCI Industries	1,945	209,574
Metaldyne Performance Group, Inc.	1,407	32,291
Modine Manufacturing Co. (a)	4,058	60,464
Motorcar Parts of America, Inc. (a)	1,453	39,115
Spartan Motors, Inc.	2,960	27,380
Standard Motor Products, Inc.	1,748	93,028

Stoneridge, Inc. (a)	2,473	43,747
Strattec Security Corp.	280	11,284
Superior Industries International, Inc.	1,988	52,384
Tenneco, Inc. (a) (b)	4,872	304,354
Tower International, Inc.	1,668	47,288

		2,030,204

AUTOMOBILES — 0.0% (c)
Winnebago Industries, Inc.	2,155	68,206

BANKS — 11.9%
1st Source Corp.	1,488	66,454
Access National Corp. (b)	813	22,569
ACNB Corp.	468	14,625
Allegiance Bancshares, Inc. (a)	935	33,800
American National Bankshares, Inc.	697	24,256
Ameris Bancorp	2,808	122,429
Ames National Corp.	887	29,271
Arrow Financial Corp.	945	38,272
Atlantic Capital Bancshares, Inc. (a)	1,403	26,657
Banc of California, Inc.	4,155	72,089
BancFirst Corp.	635	59,087
Banco Latinoamericano de Comercio Exterior SA Class E	2,545	74,925
Bancorp, Inc. (a)	2,827	22,220
BancorpSouth, Inc.	7,578	235,297
Bank of Marin Bancorp	403	28,109
Bank of the Ozarks, Inc. (b)	7,493	394,057
Bankwell Financial Group, Inc.	624	20,280
Banner Corp.	2,609	145,608
Bar Harbor Bankshares	400	18,932
Berkshire Hills Bancorp, Inc.	2,653	97,763
Blue Hills Bancorp, Inc.	2,259	42,356
BNC Bancorp	3,518	112,224
Boston Private Financial Holdings, Inc.	6,854	113,434
Bridge Bancorp, Inc.	1,479	56,054
Brookline Bancorp, Inc.	6,027	98,843
Bryn Mawr Bank Corp.	1,566	66,007
C&F Financial Corp.	312	15,553
Camden National Corp.	1,252	55,651
Capital Bank Financial Corp. Class A	1,729	67,863
Capital City Bank Group, Inc.	1,133	23,204
Cardinal Financial Corp.	2,502	82,041
Carolina Financial Corp.	935	28,789
Cascade Bancorp (a)	2,567	20,844
Cathay General Bancorp	6,367	242,137
CenterState Banks, Inc.	3,913	98,490
Central Pacific Financial Corp.	2,567	80,655
Central Valley Community Bancorp	935	18,663
Century Bancorp, Inc. Class A	280	16,800
Chemical Financial Corp.	5,685	307,956
Citizens & Northern Corp.	1,088	28,506
City Holding Co.	1,339	90,516
CNB Financial Corp.	1,172	31,339
CoBiz Financial, Inc.	3,023	51,058
Codorus Valley Bancorp, Inc.	819	23,423
Columbia Banking System, Inc.	5,612	250,744
Community Bank System, Inc.	3,620	223,680
Community Trust Bancorp, Inc.	1,290	63,984
ConnectOne Bancorp, Inc.	2,649	68,742
County Bancorp, Inc.	468	12,622

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

CU Bancorp (a)	1,413	$50,585
Customers Bancorp, Inc. (a)	2,223	79,628
CVB Financial Corp. (b)	8,610	197,427
Eagle Bancorp, Inc. (a)	2,814	171,513
Enterprise Bancorp, Inc.	1,063	39,926
Enterprise Financial Services Corp.	1,783	76,669
Equity Bancshares, Inc. Class A (a)	468	15,744
Farmers Capital Bank Corp.	613	25,777
Farmers National Banc Corp.	2,181	30,970
FCB Financial Holdings, Inc. Class A (a)	2,568	122,494
Fidelity Southern Corp.	1,870	44,263
Financial Institutions, Inc.	1,208	41,314
First BanCorp (a)	10,318	68,202
First Bancorp, Inc.	846	28,003
First Bancorp/Southern Pines	1,669	45,297
First Busey Corp.	2,544	78,304
First Business Financial Services, Inc.	638	15,133
First Citizens BancShares, Inc. Class A	634	225,070
First Commonwealth Financial Corp.	7,143	101,288
First Community Bancshares, Inc.	1,342	40,448
First Community Financial Partners, Inc. (a) (b)	1,091	12,765
First Connecticut Bancorp, Inc.	1,499	33,952
First Financial Bancorp	5,017	142,734
First Financial Bankshares, Inc.	5,638	254,838
First Financial Corp.	979	51,691
First Foundation, Inc. (a)	1,091	31,093
First Internet Bancorp	468	14,976
First Interstate BancSystem, Inc. Class A	1,493	63,527
First Merchants Corp.	3,437	129,403
First Mid-Illinois Bancshares, Inc.	901	30,634
First Midwest Bancorp, Inc.	6,738	170,000
First NBC Bank Holding Co. (a)	1,215	8,869
First Northwest Bancorp (a)	935	14,586
First of Long Island Corp.	1,572	44,881
Flushing Financial Corp.	2,395	70,389
FNB Corp.	17,631	282,625
Franklin Financial Network, Inc. (a)	868	36,326
Fulton Financial Corp.	14,583	274,160
German American Bancorp, Inc.	1,091	57,398
Glacier Bancorp, Inc.	6,344	229,843
Great Southern Bancorp, Inc.	896	48,966
Great Western Bancorp, Inc.	4,840	210,976
Green Bancorp, Inc. (a)	2,103	31,966
Guaranty Bancorp	1,259	30,468
Hancock Holding Co.	7,009	302,088
Hanmi Financial Corp.	2,687	93,776
Heartland Financial USA, Inc.	1,870	89,760
Heritage Commerce Corp.	1,825	26,335
Heritage Financial Corp.	2,473	63,680
Heritage Oaks Bancorp	1,558	19,210
Hilltop Holdings, Inc.	6,152	183,330
Home BancShares, Inc.	10,397	288,725
HomeTrust Bancshares, Inc. (a)	1,357	35,146
Hope Bancorp, Inc.	10,911	238,842
Horizon Bancorp	1,559	43,652
IBERIABANK Corp.	3,665	306,944
Independent Bank Corp.	2,339	164,783
Independent Bank Corp.	1,851	40,167

Independent Bank Group, Inc.	890	55,536
International Bancshares Corp.	5,095	207,876
Investors Bancorp, Inc.	25,650	357,817
Lakeland Bancorp, Inc.	3,235	63,082
Lakeland Financial Corp.	2,138	101,256
LCNB Corp.	624	14,508
LegacyTexas Financial Group, Inc.	4,167	179,431
Live Oak Bancshares, Inc. (b)	1,869	34,576
Macatawa Bank Corp.	2,648	27,566
MainSource Financial Group, Inc.	1,782	61,301
MB Financial, Inc.	6,340	299,438
MBT Financial Corp.	1,869	21,213
Mercantile Bank Corp.	1,370	51,649
Merchants Bancshares, Inc.	520	28,184
Middleburg Financial Corp.	468	16,263
MidWestOne Financial Group, Inc.	560	21,056
MutualFirst Financial, Inc.	468	15,491
National Bank Holdings Corp. Class A	2,303	73,443
National Bankshares, Inc.	616	26,765
National Commerce Corp. (a)	613	22,773
NBT Bancorp, Inc.	3,567	149,386
Nicolet Bankshares, Inc. (a) (b)	624	29,759
Northrim BanCorp, Inc.	624	19,718
OFG Bancorp	3,978	52,112
Old Line Bancshares, Inc.	780	18,704
Old National Bancorp	11,014	199,904
Old Second Bancorp, Inc.	2,228	24,619
Opus Bank	1,459	43,843
Orrstown Financial Services, Inc.	780	17,472
Pacific Continental Corp.	1,574	34,392
Pacific Premier Bancorp, Inc. (a)	2,318	81,941
Park National Corp.	1,199	143,472
Park Sterling Corp.	3,861	41,660
Peapack Gladstone Financial Corp.	1,328	41,009
Penns Woods Bancorp, Inc.	400	20,200
People’s Utah Bancorp	1,091	29,293
Peoples Bancorp, Inc.	1,558	50,573
Peoples Financial Services Corp.	616	29,999
Pinnacle Financial Partners, Inc.	3,531	244,698
Preferred Bank.	1,018	53,364
Premier Financial Bancorp, Inc.	858	17,246
PrivateBancorp, Inc.	6,925	375,266
Prosperity Bancshares, Inc.	6,086	436,853
QCR Holdings, Inc.	1,138	49,275
Renasant Corp.	3,468	146,419
Republic Bancorp, Inc. Class A	813	32,146
Republic First Bancorp, Inc. (a)	3,883	32,423
S&T Bancorp, Inc.	2,859	111,615
Sandy Spring Bancorp, Inc.	2,114	84,539
Seacoast Banking Corp. of Florida (a)	2,437	53,760
ServisFirst Bancshares, Inc.	2,646	99,066
Shore Bancshares, Inc.	1,091	16,638
Sierra Bancorp	1,059	28,159
Simmons First National Corp. Class A	2,533	157,426
South State Corp.	1,986	173,576
Southern First Bancshares, Inc. (a)	468	16,848
Southern National Bancorp of Virginia, Inc.	935	15,278
Southside Bancshares, Inc.	2,080	78,354

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Southwest Bancorp, Inc.	1,669	$48,401
State Bank Financial Corp.	2,747	73,784
Sterling Bancorp	10,701	250,403
Stock Yards Bancorp, Inc.	1,750	82,162
Stonegate Bank	813	33,926
Suffolk Bancorp	1,008	43,163
Summit Financial Group, Inc. (b)	935	25,741
Sun Bancorp, Inc.	686	17,836
Texas Capital Bancshares, Inc. (a)	3,979	311,954
Tompkins Financial Corp.	1,212	114,582
Towne Bank	4,340	144,305
TriCo Bancshares	1,769	60,464
TriState Capital Holdings, Inc. (a)	1,788	39,515
Triumph Bancorp, Inc. (a)	1,434	37,499
Trustmark Corp.	5,346	190,585
UMB Financial Corp.	3,849	296,835
Umpqua Holdings Corp.	18,454	346,566
Union Bankshares Corp.	3,822	136,598
Union Bankshares, Inc./Morrisville	312	14,180
United Bankshares, Inc.	5,613	259,601
United Community Banks, Inc.	6,485	192,086
Univest Corp. of Pennsylvania	1,783	55,095
Valley National Bancorp (b)	20,374	237,153
Veritex Holdings, Inc. (a)	935	24,974
Washington Trust Bancorp, Inc.	1,212	67,933
WashingtonFirst Bankshares, Inc.	819	23,743
Webster Financial Corp.	7,735	419,856
WesBanco, Inc. (b)	3,236	139,342
West Bancorp, Inc.	1,180	29,146
Westamerica Bancorporation	2,162	136,055
Wintrust Financial Corp.	4,480	325,114
Xenith Bankshares, Inc. (a)	638	17,992
Yadkin Financial Corp.	4,057	138,993

		18,876,248

BEVERAGES — 0.2%
Boston Beer Co., Inc. Class A (a) (b)	745	126,538
Coca-Cola Bottling Co. Consolidated (b)	468	83,702
Craft Brew Alliance, Inc. (a)	893	15,092
MGP Ingredients, Inc. (b)	969	48,431
National Beverage Corp.	979	50,007
Primo Water Corp. (a)	2,025	24,867

		348,637

BIOTECHNOLOGY — 4.2%
Acceleron Pharma, Inc. (a) (b)	2,360	60,227
Achillion Pharmaceuticals, Inc. (a)	9,568	39,516
Acorda Therapeutics, Inc. (a)	3,447	64,804
Adamas Pharmaceuticals, Inc. (a) (b)	1,000	16,900
Aduro Biotech, Inc. (a) (b)	3,248	37,027
Advaxis, Inc. (a) (b)	3,162	22,640
Aevi Genomic Medicine, Inc. (a)	5,094	26,387
Agenus, Inc. (a) (b)	6,616	27,258
Aimmune Therapeutics, Inc. (a)	2,390	48,876
Akebia Therapeutics, Inc. (a)	3,354	34,915
Alder Biopharmaceuticals, Inc. (a)	4,037	83,970
AMAG Pharmaceuticals, Inc. (a)	2,787	96,988
Amicus Therapeutics, Inc. (a)	13,374	66,469
Anavex Life Sciences Corp. (a) (b)	1,338	5,298
Anthera Pharmaceuticals, Inc. (a) (b)	2,647	1,718

Applied Genetic Technologies Corp. (a)	1,331	12,445
Aptevo Therapeutics, Inc. (a)	1,395	3,404
Ardelyx, Inc. (a)	3,346	47,513
Arena Pharmaceuticals, Inc. (a)	18,763	26,643
ARIAD Pharmaceuticals, Inc. (a)	15,091	187,732
Array BioPharma, Inc. (a)	11,960	105,128
Arrowhead Pharmaceuticals, Inc. (a) (b)	5,614	8,702
Atara Biotherapeutics, Inc. (a) (b)	2,038	28,940
Athersys, Inc. (a) (b)	6,844	10,471
Avexis, Inc. (a)	468	22,338
Axovant Sciences, Ltd. (a)	2,104	26,132
Bellicum Pharmaceuticals, Inc. (a) (b)	1,942	26,450
BioCryst Pharmaceuticals, Inc. (a)	5,707	36,125
BioSpecifics Technologies Corp. (a)	272	15,150
BioTime, Inc. (a) (b)	4,737	17,101
Bluebird Bio, Inc. (a) (b)	3,216	198,427
Blueprint Medicines Corp. (a)	1,847	51,808
Cara Therapeutics, Inc. (a) (b)	1,910	17,744
Celldex Therapeutics, Inc. (a)	7,851	27,793
Cellular Biomedicine Group, Inc. (a)	813	10,650
Chimerix, Inc. (a) (b)	3,549	16,325
Cidara Therapeutics, Inc. (a)	1,247	12,969
Clovis Oncology, Inc. (a)	2,934	130,328
Coherus Biosciences, Inc. (a)	2,633	74,119
Concert Pharmaceuticals, Inc. (a)	1,215	12,502
Curis, Inc. (a)	8,098	24,942
Cytokinetics, Inc. (a)	2,816	34,214
CytomX Therapeutics, Inc. (a)	1,869	20,540
CytRx Corp. (a) (b)	4,537	1,689
Dynavax Technologies Corp. (a) (b)	3,006	11,874
Eagle Pharmaceuticals, Inc. (a) (b)	756	59,981
Edge Therapeutics, Inc. (a)	1,558	19,475
Editas Medicine, Inc. (a) (b)	468	7,596
Emergent BioSolutions, Inc. (a)	2,781	91,328
Enanta Pharmaceuticals, Inc. (a)	1,250	41,875
Epizyme, Inc. (a)	3,454	41,793
Esperion Therapeutics, Inc. (a)	1,092	13,672
Exact Sciences Corp. (a) (b)	9,056	120,988
Exelixis, Inc. (a)	19,988	298,021
FibroGen, Inc. (a)	4,529	96,921
Five Prime Therapeutics, Inc. (a)	2,352	117,859
Flexion Therapeutics, Inc. (a)	2,392	45,496
Foundation Medicine, Inc. (a) (b)	1,140	20,178
Galena Biopharma, Inc. (a)	767	1,488
Genomic Health, Inc. (a)	1,448	42,557
Geron Corp. (a) (b)	13,174	27,270
Global Blood Therapeutics, Inc. (a)	1,294	18,698
Halozyme Therapeutics, Inc. (a) (b)	8,875	87,685
Heron Therapeutics, Inc. (a) (b)	2,549	33,392
Idera Pharmaceuticals, Inc. (a)	7,519	11,279
Ignyta, Inc. (a)	2,039	10,807
ImmunoGen, Inc. (a) (b)	6,880	14,035
Immunomedics, Inc. (a) (b)	7,972	29,257
Inotek Pharmaceuticals Corp. (a) (b)	1,869	11,401
Inovio Pharmaceuticals, Inc. (a)	5,667	39,329
Insmed, Inc. (a)	5,057	66,904
Insys Therapeutics, Inc. (a) (b)	1,835	16,882
Intellia Therapeutics, Inc. (a) (b)	780	10,226
Invitae Corp. (a)	2,181	17,317

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Ironwood Pharmaceuticals, Inc. (a)	10,909	$166,799
Karyopharm Therapeutics, Inc. (a)	2,026	19,044
Keryx Biopharmaceuticals, Inc. (a) (b)	6,999	41,014
Kite Pharma, Inc. (a) (b)	3,383	151,694
La Jolla Pharmaceutical Co. (a)	1,124	19,704
Lexicon Pharmaceuticals, Inc. (a) (b)	3,274	45,279
Ligand Pharmaceuticals, Inc. (a)	1,638	166,437
Lion Biotechnologies, Inc. (a)	4,173	29,002
Loxo Oncology, Inc. (a)	1,279	41,075
MacroGenics, Inc. (a)	2,736	55,924
MannKind Corp. (a) (b)	27,531	17,529
MediciNova, Inc. (a) (b)	2,648	15,967
Merrimack Pharmaceuticals, Inc. (a) (b)	9,569	39,042
MiMedx Group, Inc. (a) (b)	9,098	80,608
Minerva Neurosciences, Inc. (a) (b)	1,403	16,485
Momenta Pharmaceuticals, Inc. (a)	5,637	84,837
Myriad Genetics, Inc. (a) (b)	5,671	94,536
NantKwest, Inc. (a) (b)	1,713	9,798
Natera, Inc. (a)	2,337	27,366
NewLink Genetics Corp. (a) (b)	1,610	16,551
Novavax, Inc. (a) (b)	22,515	28,369
OncoMed Pharmaceuticals, Inc. (a)	1,482	11,426
Ophthotech Corp. (a) (b)	2,513	12,138
Organovo Holdings, Inc. (a)	7,393	25,062
Otonomy, Inc. (a)	2,221	35,314
OvaScience, Inc. (a)	1,905	2,915
PDL BioPharma, Inc.	13,729	29,105
Pfenex, Inc. (a)	1,215	11,020
PharmAthene, Inc. (a)	6,221	20,218
Portola Pharmaceuticals, Inc. (a) (b)	4,028	90,388
Progenics Pharmaceuticals, Inc. (a)	6,016	51,978
Proteostasis Therapeutics, Inc. (a)	624	7,650
Prothena Corp. PLC (a)	3,181	156,473
PTC Therapeutics, Inc. (a)	2,804	30,592
Puma Biotechnology, Inc. (a)	2,025	62,168
Radius Health, Inc. (a) (b)	2,707	102,947
REGENXBIO, Inc. (a)	2,025	37,564
Regulus Therapeutics, Inc. (a)	2,606	5,864
Repligen Corp. (a)	3,214	99,055
Retrophin, Inc. (a)	2,862	54,178
Rigel Pharmaceuticals, Inc. (a)	7,514	17,883
Sage Therapeutics, Inc. (a)	2,736	139,700
Sangamo BioSciences, Inc. (a)	5,707	17,406
Sarepta Therapeutics, Inc. (a) (b)	3,629	99,543
Seres Therapeutics, Inc. (a) (b)	1,568	15,523
Sorrento Therapeutics, Inc. (a) (b)	2,027	9,932
Spark Therapeutics, Inc. (a)	1,660	82,834
Spectrum Pharmaceuticals, Inc. (a)	5,314	23,541
Stemline Therapeutics, Inc. (a)	1,405	15,034
Synergy Pharmaceuticals, Inc. (a)	15,557	94,742
Synthetic Biologics, Inc. (a)	7,155	5,456
T2 Biosystems, Inc. (a)	964	5,071
TESARO, Inc. (a) (b)	2,308	310,380
TG Therapeutics, Inc. (a)	2,892	13,448
Tobira Therapeutics, Inc. (d)	740	10,168
Trevena, Inc. (a)	4,152	24,414
Trovagene, Inc. (a) (b)	1,962	4,120
Ultragenyx Pharmaceutical, Inc. (a) (b)	3,297	231,812
Vanda Pharmaceuticals, Inc. (a)	3,465	55,267

Versartis, Inc. (a)	2,354	35,075
Vital Therapies, Inc. (a)	1,840	8,004
Voyager Therapeutics, Inc. (a)	1,091	13,899
XBiotech, Inc. (a) (b)	1,558	15,767
Xencor, Inc. (a)	2,530	66,590
Zafgen, Inc. (a)	2,432	7,734
ZIOPHARM Oncology, Inc. (a) (b)	10,394	55,608

		6,658,967

BUILDING PRODUCTS — 1.2%
AAON, Inc.	3,490	115,345
Advanced Drainage Systems, Inc.	2,868	59,081
American Woodmark Corp. (a)	1,240	93,310
Apogee Enterprises, Inc.	2,661	142,523
Armstrong Flooring, Inc. (a)	2,025	40,318
Builders FirstSource, Inc. (a)	7,233	79,346
Caesarstone, Ltd. (a)	2,025	58,016
Continental Building Products, Inc. (a)	3,016	69,670
CSW Industrials, Inc. (a)	1,247	45,952
Gibraltar Industries, Inc. (a)	2,616	108,956
Griffon Corp.	2,507	65,683
Insteel Industries, Inc.	1,558	55,527
Masonite International Corp. (a)	2,504	164,763
NCI Building Systems, Inc. (a)	2,458	38,468
Patrick Industries, Inc. (a)	1,348	102,852
PGT Innovations, Inc. (a)	4,336	49,647
Ply Gem Holdings, Inc. (a)	1,849	30,046
Quanex Building Products Corp.	2,860	58,058
Simpson Manufacturing Co., Inc.	3,445	150,719
Trex Co., Inc. (a) (b)	2,420	155,848
Universal Forest Products, Inc.	1,667	170,334

		1,854,462

CAPITAL MARKETS — 1.4%
Arlington Asset Investment Corp. Class A	1,652	24,483
Associated Capital Group, Inc. Class A	518	17,016
BGC Partners, Inc. Class A	18,024	184,385
Calamos Asset Management, Inc. Class A	1,835	15,689
Cohen & Steers, Inc.	1,846	62,026
Cowen Group, Inc. Class A (a)	1,938	30,039
Diamond Hill Investment Group, Inc.	240	50,491
Evercore Partners, Inc. Class A	3,388	232,756
Financial Engines, Inc.	4,644	170,667
GAMCO Investors, Inc. Class A	362	11,182
Greenhill & Co., Inc.	2,305	63,848
Houlihan Lokey, Inc.	895	27,852
INTL. FCStone, Inc. (a)	1,208	47,837
Investment Technology Group, Inc.	2,923	57,700
Janus Capital Group, Inc.	11,855	157,316
KCG Holdings, Inc. Class A (a)	4,452	58,989
Ladenburg Thalmann Financial Services, Inc. (a)	9,004	21,970
Manning & Napier, Inc.	1,558	11,763
Moelis & Co. Class A	1,833	62,139
OM Asset Management PLC	3,371	48,879
Oppenheimer Holdings, Inc. Class A	853	15,866
Piper Jaffray Cos. (a)	1,324	95,990
PJT Partners, Inc. Class A	1,558	48,111
Pzena Investment Management, Inc.	979	10,877
Safeguard Scientifics, Inc. (a)	1,825	24,546

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Stifel Financial Corp. (a)	5,386	$269,031
Virtu Financial, Inc. Class A	2,195	35,010
Virtus Investment Partners, Inc.	605	71,420
Waddell & Reed Financial, Inc. Class A	6,688	130,483
Westwood Holdings Group, Inc.	598	35,874
WisdomTree Investments, Inc. (b)	9,883	110,097

		2,204,332

CHEMICALS — 2.5%
A Schulman, Inc.	2,464	82,421
AgroFresh Solutions, Inc. (a)	2,337	6,193
American Vanguard Corp.	2,466	47,224
Balchem Corp. (b)	2,755	231,200
Calgon Carbon Corp.	4,138	70,346
Chase Corp.	559	46,704
Chemours Co.	15,645	345,598
Chemtura Corp. (a)	5,348	177,554
Codexis, Inc. (a)	3,272	15,051
Ferro Corp. (a)	6,971	99,894
Flotek Industries, Inc. (a) (b)	4,377	41,100
FutureFuel Corp.	1,905	26,480
GCP Applied Technologies, Inc. (a)	5,909	158,066
Hawkins, Inc.	771	41,595
HB Fuller Co.	4,272	206,380
Ingevity Corp. (a)	3,572	195,960
Innophos Holdings, Inc.	1,709	89,312
Innospec, Inc.	1,986	136,041
KMG Chemicals, Inc.	653	25,395
Koppers Holdings, Inc. (a)	1,812	73,024
Kraton Corp. (a)	2,456	69,947
Kronos Worldwide, Inc.	1,691	20,191
LSB Industries, Inc. (a) (b)	1,650	13,893
Minerals Technologies, Inc.	2,986	230,668
Olin Corp. (b)	14,628	374,623
OMNOVA Solutions, Inc. (a)	4,058	40,580
PolyOne Corp.	6,964	223,127
Quaker Chemical Corp.	1,046	133,825
Rayonier Advanced Materials, Inc.	3,825	59,135
Sensient Technologies Corp.	3,750	294,675
Stepan Co.	1,629	132,731
TerraVia Holdings, Inc. (a) (b)	6,162	7,086
Trecora Resources (a)	1,733	24,002
Tredegar Corp.	2,145	51,480
Trinseo SA	2,518	149,317
Tronox, Ltd. Class A	4,975	51,292

		3,992,110

COMMERCIAL SERVICES & SUPPLIES — 2.5%
ABM Industries, Inc.	4,822	196,931
ACCO Brands Corp. (a)	9,144	119,329
Aqua Metals, Inc. (a) (b)	1,091	14,303
ARC Document Solutions, Inc. (a)	3,117	15,834
Brady Corp. Class A	3,915	147,008
Brink’s Co.	4,259	175,684
Casella Waste Systems, Inc. Class A (a)	3,327	41,288
CECO Environmental Corp.	2,783	38,823
Deluxe Corp.	4,269	305,703
Ennis, Inc.	2,265	39,298
Essendant, Inc.	3,128	65,375
G&K Services, Inc. Class A	1,673	161,361

Healthcare Services Group, Inc.	6,193	242,580
Heritage-Crystal Clean, Inc. (a)	774	12,152
Herman Miller, Inc.	4,897	167,477
HNI Corp.	4,181	233,802
InnerWorkings, Inc. (a)	3,474	34,219
Interface, Inc.	5,387	99,929
Kimball International, Inc. Class B	3,590	63,040
Knoll, Inc.	4,018	112,223
Matthews International Corp. Class A	2,665	204,805
McGrath RentCorp	2,159	84,611
Mobile Mini, Inc.	3,708	112,167
MSA Safety, Inc.	2,867	198,769
Multi-Color Corp. (b)	1,274	98,862
Quad/Graphics, Inc.	2,386	64,136
SP Plus Corp. (a)	1,303	36,679
Steelcase, Inc. Class A	7,161	128,182
Team, Inc. (a)	2,476	97,183
Tetra Tech, Inc.	5,135	221,575
TRC Cos., Inc. (a)	1,215	12,879
UniFirst Corp. (b)	1,352	194,215
US Ecology, Inc.	1,829	89,895
Viad Corp.	1,782	78,586
VSE Corp. (b)	790	30,684
West Corp.	3,826	94,732

		4,034,319

COMMUNICATIONS EQUIPMENT — 1.8%
ADTRAN, Inc.	3,871	86,517
Aerohive Networks, Inc. (a)	1,600	9,120
Applied Optoelectronics, Inc. (a)	1,209	28,339
Bel Fuse, Inc. Class B	856	26,450
Black Box Corp.	1,413	21,548
CalAmp Corp. (a)	3,023	43,834
Calix, Inc. (a)	3,407	26,234
Ciena Corp. (a)	11,407	278,445
Clearfield, Inc. (a) (b)	932	19,292
Comtech Telecommunications Corp.	2,627	31,130
Digi International, Inc. (a)	2,234	30,718
EMCORE Corp.	2,428	21,124
Extreme Networks, Inc. (a)	7,883	39,652
Finisar Corp. (a)	8,875	268,646
Harmonic, Inc. (a)	7,695	38,475
Infinera Corp. (a)	11,813	100,292
InterDigital, Inc.	3,069	280,353
Ixia (a)	6,503	104,698
KVH Industries, Inc. (a)	1,343	15,847
Lumentum Holdings, Inc. (a)	4,194	162,098
NETGEAR, Inc. (a)	2,787	151,474
NetScout Systems, Inc. (a)	8,141	256,442
Oclaro, Inc. (a)	9,218	82,501
Plantronics, Inc.	2,869	157,106
ShoreTel, Inc. (a)	4,940	35,321
Silicom, Ltd.	468	19,230
Sonus Networks, Inc. (a)	3,601	22,686
Ubiquiti Networks, Inc. (a)	2,268	131,090
ViaSat, Inc. (a) (b)	3,848	254,815
Viavi Solutions, Inc. (a)	19,284	157,743

		2,901,220

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

CONSTRUCTION & ENGINEERING — 1.0%
Aegion Corp. (a)	2,886	$68,398
Argan, Inc.	1,051	74,148
Comfort Systems USA, Inc.	3,197	106,460
Dycom Industries, Inc. (a) (b)	2,630	211,163
EMCOR Group, Inc.	5,292	374,462
Granite Construction, Inc.	3,603	198,165
Great Lakes Dredge & Dock Corp. (a)	5,134	21,563
HC2 Holdings, Inc. (a)	3,440	20,399
Layne Christensen Co. (a)	2,025	22,012
MasTec, Inc. (a)	5,509	210,719
MYR Group, Inc. (a)	1,484	55,917
NV5 Global, Inc. (a)	714	23,847
Orion Group Holdings, Inc. (a)	2,308	22,965
Primoris Services Corp.	3,565	81,211
Tutor Perini Corp. (a)	3,208	89,824

		1,581,253

CONSTRUCTION MATERIALS — 0.3%
Headwaters, Inc. (a)	5,912	139,050
Summit Materials, Inc. Class A (a)	6,810	162,010
United States Lime & Minerals, Inc.	160	12,120
US Concrete, Inc. (a) (b)	1,216	79,648

		392,828

CONSUMER FINANCE — 0.6%
Encore Capital Group, Inc. (a)	1,873	53,661
Enova International, Inc. (a)	2,003	25,138
EZCORP, Inc. Class A (a)	4,378	46,626
Firstcash, Inc.	4,157	195,379
Green Dot Corp. Class A (a)	3,563	83,909
LendingClub Corp. (a)	27,529	144,527
Nelnet, Inc. Class A	1,849	93,837
PRA Group, Inc. (a) (b)	3,860	150,926
Regional Management Corp. (a)	1,672	43,940
World Acceptance Corp. (a)	538	34,582

		872,525

CONTAINERS & PACKAGING — 0.2%
AEP Industries, Inc.	403	46,788
Greif, Inc. Class A	2,539	130,276
Greif, Inc. Class B	156	10,538
Multi Packaging Solutions International, Ltd. (a)	2,079	29,647
Myers Industries, Inc.	1,961	28,042
UFP Technologies, Inc. (a)	624	15,881

		261,172

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	3,948	170,040
Weyco Group, Inc.	576	18,029

		188,069

DIVERSIFIED CONSUMER SERVICES — 1.1%
American Public Education, Inc. (a)	1,222	30,000
Apollo Education Group, Inc. (a)	7,506	74,309
Ascent Capital Group, Inc. Class A (a)	1,054	17,138
Bridgepoint Education, Inc. (a)	1,217	12,328
Bright Horizons Family Solutions, Inc. (a)	3,735	261,525
Capella Education Co.	967	84,903
Career Education Corp. (a)	5,973	60,268

Carriage Services, Inc.	1,335	38,234
Chegg, Inc. (a)	7,827	57,763
Collectors Universe, Inc.	558	11,846
DeVry Education Group, Inc. (b)	5,056	157,747
Grand Canyon Education, Inc. (a)	3,755	219,480
Houghton Mifflin Harcourt Co. (a)	10,400	112,840
K12, Inc. (a)	2,786	47,808
LifeLock, Inc. (a)	6,932	165,813
Regis Corp. (a)	3,206	46,551
Sotheby’s	4,466	178,015
Strayer Education, Inc. (a)	939	75,712
Weight Watchers International, Inc. (a) (b)	2,262	25,900

		1,678,180

DIVERSIFIED FINANCIAL SERVICES — 0.1%
FNFV Group (a)	5,248	71,898
GAIN Capital Holdings, Inc.	3,919	25,787
Marlin Business Services Corp.	693	14,484
NewStar Financial, Inc. (a)	2,237	20,692
On Deck Capital, Inc. (a)	4,212	19,501
PICO Holdings, Inc. (a)	1,985	30,073
Tiptree Financial, Inc. Class A	1,381	8,493

		190,928

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
ATN International, Inc.	912	73,079
Cincinnati Bell, Inc. (a)	3,590	80,237
Cogent Communications Holdings, Inc.	3,608	149,191
Consolidated Communications Holdings, Inc. (b)	3,997	107,319
FairPoint Communications, Inc. (a)	1,826	34,146
General Communication, Inc. Class A (a)	2,698	52,476
Globalstar, Inc. (a) (b)	32,371	51,146
Hawaiian Telcom Holdco, Inc. (a)	585	14,496
IDT Corp. Class B	1,255	23,268
Inteliquent, Inc.	2,786	63,855
Iridium Communications, Inc. (a) (b)	6,886	66,106
Lumos Networks Corp. (a)	1,650	25,773
ORBCOMM, Inc. (a)	5,404	44,691
pdvWireless, Inc. (a) (b)	702	15,830
Straight Path Communications, Inc. Class B (a)	756	25,636
Vonage Holdings Corp. (a)	16,419	112,470
Windstream Holdings, Inc. (b)	8,063	59,102

		998,821

ELECTRIC UTILITIES — 1.1%
ALLETE, Inc.	4,395	282,115
El Paso Electric Co.	3,389	157,588
Empire District Electric Co.	3,689	125,758
IDACORP, Inc.	4,354	350,715
MGE Energy, Inc.	2,937	191,786
Otter Tail Corp.	3,117	127,174
PNM Resources, Inc.	7,028	241,060
Portland General Electric Co.	7,729	334,898
Spark Energy, Inc. Class A (b)	468	14,180

		1,825,274

ELECTRICAL EQUIPMENT — 0.7%
Allied Motion Technologies, Inc.	613	13,112
American Superconductor Corp. (a)	1,247	9,190

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

AZZ, Inc.	2,285	$146,012
Babcock & Wilcox Enterprises, Inc. (a)	3,883	64,419
Encore Wire Corp.	1,638	71,007
Energous Corp. (a)	1,247	21,012
EnerSys	3,733	291,547
FuelCell Energy, Inc. (a) (b)	1,408	2,464
Generac Holdings, Inc. (a)	5,533	225,414
General Cable Corp. (b)	3,941	75,076
LSI Industries, Inc.	1,829	17,815
Plug Power, Inc. (a) (b)	13,566	16,279
Powell Industries, Inc.	773	30,147
Preformed Line Products Co.	237	13,775
Sunrun, Inc. (a) (b)	5,484	29,120
Thermon Group Holdings, Inc. (a)	2,736	52,230
Vicor Corp. (a)	1,576	23,798

		1,102,417

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
Agilysys, Inc. (a)	1,211	12,546
Anixter International, Inc. (a)	2,515	203,841
AVX Corp.	4,204	65,709
Badger Meter, Inc.	2,509	92,708
Belden, Inc.	3,726	278,593
Benchmark Electronics, Inc. (a)	4,196	127,978
Coherent, Inc. (a)	2,101	288,646
Control4 Corp. (a)	1,636	16,687
CTS Corp.	2,847	63,773
Daktronics, Inc.	3,128	33,470
Electro Scientific Industries, Inc. (a)	2,804	16,600
ePlus, Inc. (a)	597	68,774
Fabrinet (a)	2,867	115,540
FARO Technologies, Inc. (a)	1,459	52,524
II-VI, Inc. (a)	4,961	147,094
Insight Enterprises, Inc. (a)	3,247	131,309
InvenSense, Inc. (a)	7,032	89,939
Itron, Inc. (a)	2,905	182,579
Kimball Electronics, Inc. (a)	2,792	50,814
Knowles Corp. (a)	7,430	124,155
Littelfuse, Inc.	1,834	278,346
Maxwell Technologies, Inc. (a)	2,960	15,155
Mesa Laboratories, Inc.	238	29,215
Methode Electronics, Inc.	3,166	130,914
MTS Systems Corp.	1,601	90,777
Novanta, Inc. (a)	2,627	55,167
OSI Systems, Inc. (a)	1,412	107,481
Park Electrochemical Corp.	1,825	34,036
PC Connection, Inc.	811	22,781
Plexus Corp. (a)	2,785	150,501
Radisys Corp. (a)	3,116	13,804
Rogers Corp. (a)	1,588	121,974
Sanmina Corp. (a)	6,103	223,675
ScanSource, Inc. (a)	2,238	90,303
SYNNEX Corp.	2,602	314,894
Tech Data Corp. (a)	3,097	262,254
TTM Technologies, Inc. (a)	6,097	83,102
Universal Display Corp. (a) (b)	3,440	193,672
Vishay Intertechnology, Inc. (b)	11,349	183,854
Vishay Precision Group, Inc. (a)	1,053	19,902

		4,585,086

ENERGY EQUIPMENT & SERVICES — 1.2%
Archrock, Inc.	5,631	74,329
Atwood Oceanics, Inc. (b)	5,268	69,169
Bristow Group, Inc. (b)	2,886	59,105
CARBO Ceramics, Inc. (a)	1,610	16,841
Dawson Geophysical Co. (a)	1,869	15,027
Era Group, Inc. (a)	1,732	29,392
Exterran Corp. (a)	2,815	67,279
Fairmount Santrol Holdings, Inc. (a)	6,809	80,278
Forum Energy Technologies, Inc. (a) (b)	4,820	106,040
Geospace Technologies Corp. (a)	1,098	22,355
Helix Energy Solutions Group, Inc. (a)	8,571	75,596
Hornbeck Offshore Services, Inc. (a) (b)	2,866	20,693
Independence Contract Drilling, Inc. (a)	3,018	20,221
Matrix Service Co. (a)	2,237	50,780
McDermott International, Inc. (a)	19,283	142,501
Natural Gas Services Group, Inc. (a)	1,088	34,979
Newpark Resources, Inc. (a)	6,520	48,900
Oil States International, Inc. (a)	4,271	166,569
Parker Drilling Co. (a)	10,211	26,549
PHI, Inc. NVDR (a)	1,052	18,957
Pioneer Energy Services Corp. (a)	5,386	36,894
RigNet, Inc. (a)	1,048	24,261
SEACOR Holdings, Inc. (a)	1,297	92,450
Seadrill, Ltd. (a) (b)	31,725	108,182
Tesco Corp.	5,319	43,882
TETRA Technologies, Inc. (a)	6,722	33,744
Tidewater, Inc. (b)	3,446	11,751
Unit Corp. (a)	4,070	109,361
US Silica Holdings, Inc.	5,412	306,752
Willbros Group, Inc. (a)	4,038	13,083

		1,925,920

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.2%
Cousins Properties, Inc. REIT	31,056	264,286
Parkway, Inc. REIT (a)	3,771	83,905

		348,191

FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc.	2,238	100,039
Chefs’ Warehouse, Inc. (a) (b)	1,448	22,878
Ingles Markets, Inc. Class A	1,287	61,905
Natural Grocers by Vitamin Cottage, Inc. (a)	776	9,227
Performance Food Group Co. (a)	3,174	76,176
PriceSmart, Inc.	1,821	152,053
Smart & Final Stores, Inc. (a) (b)	1,708	24,083
SpartanNash Co.	3,125	123,562
SUPERVALU, Inc. (a)	22,637	105,715
United Natural Foods, Inc. (a)	4,068	194,125
Village Super Market, Inc. Class A	839	25,925
Weis Markets, Inc.	812	54,274

		949,962

FOOD PRODUCTS — 1.4%
Amplify Snack Brands, Inc. (a) (b)	2,471	21,769
B&G Foods, Inc.	5,576	244,229
Cal-Maine Foods, Inc. (b)	2,513	111,012
Calavo Growers, Inc.	1,257	77,180
Darling Ingredients, Inc. (a)	13,616	175,782

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Dean Foods Co.	7,577	$165,027
Farmer Brothers Co. (a)	747	27,415
Fresh Del Monte Produce, Inc.	2,794	169,400
Freshpet, Inc. (a) (b)	1,789	18,158
Inventure Foods, Inc. (a)	1,180	11,623
J&J Snack Foods Corp.	1,277	170,390
John B Sanfilippo & Son, Inc.	693	48,780
Lancaster Colony Corp.	1,705	241,070
Landec Corp. (a)	2,186	30,167
Limoneira Co.	813	17,488
Omega Protein Corp. (a)	1,693	42,410
Sanderson Farms, Inc. (b)	1,669	157,287
Seaboard Corp. (a)	41	162,032
Seneca Foods Corp. Class A (a)	537	21,507
Snyder’s-Lance, Inc. (b)	7,241	277,620
Tootsie Roll Industries, Inc. (b)	1,454	57,796

		2,248,142

GAS UTILITIES — 1.2%
Chesapeake Utilities Corp.	1,315	88,039
Delta Natural Gas Co., Inc.	780	22,877
New Jersey Resources Corp.	7,311	259,540
Northwest Natural Gas Co.	2,217	132,577
ONE Gas, Inc.	4,619	295,431
South Jersey Industries, Inc.	6,898	232,394
Southwest Gas Corp.	4,098	313,989
Spire, Inc.	3,781	244,064
WGL Holdings, Inc.	4,488	342,345

		1,931,256

HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
Abaxis, Inc.	1,903	100,421
Accuray, Inc. (a)	6,309	29,021
Analogic Corp.	1,159	96,139
AngioDynamics, Inc. (a)	2,145	36,186
Anika Therapeutics, Inc. (a)	1,173	57,430
AtriCure, Inc. (a) (b)	2,846	55,696
Atrion Corp.	117	59,342
Avinger, Inc. (a)	1,091	4,037
AxoGen, Inc. (a)	2,181	19,629
Cantel Medical Corp.	3,077	242,314
Cardiovascular Systems, Inc. (a)	2,770	67,062
Cerus Corp. (a)	7,851	34,152
ConforMIS, Inc. (a)	3,244	26,276
CONMED Corp.	2,301	101,635
CryoLife, Inc.	3,005	57,546
Cutera, Inc. (a)	1,013	17,576
Cynosure, Inc. Class A (a)	2,031	92,614
Endologix, Inc. (a)	6,778	38,770
Entellus Medical, Inc. (a)	1,084	20,564
Exactech, Inc. (a)	811	22,140
GenMark Diagnostics, Inc. (a)	3,588	43,917
Glaukos Corp. (a)	1,331	45,653
Globus Medical, Inc. Class A (a)	5,815	144,270
Haemonetics Corp. (a)	4,812	193,442
Halyard Health, Inc. (a)	3,958	146,367
ICU Medical, Inc. (a)	1,349	198,775
Inogen, Inc. (a)	1,406	94,441
Insulet Corp. (a)	4,890	184,255
Integer Holdings Corp. (a) (b)	2,648	77,984

Integra LifeSciences Holdings Corp. (a)	2,670	229,059
Invacare Corp.	2,746	35,835
InVivo Therapeutics Holdings Corp. (a) (b)	2,027	8,513
IRIDEX Corp. (a)	780	10,967
K2M Group Holdings, Inc. (a) (b)	2,263	45,351
LeMaitre Vascular, Inc.	1,013	25,670
Masimo Corp. (a)	3,575	240,955
Meridian Bioscience, Inc.	3,565	63,101
Merit Medical Systems, Inc. (a)	3,648	96,672
Natus Medical, Inc. (a)	2,709	94,273
Neogen Corp. (a)	3,188	210,408
Nevro Corp. (a)	2,142	155,638
Novocure, Ltd. (a)	4,310	33,834
NuVasive, Inc. (a)	4,288	288,840
NxStage Medical, Inc. (a)	5,544	145,308
OraSure Technologies, Inc. (a)	4,818	42,302
Orthofix International NV (a)	1,368	49,494
Oxford Immunotec Global PLC (a)	2,260	33,787
Penumbra, Inc. (a)	2,155	137,489
Quidel Corp. (a) (b)	2,397	51,344
Rockwell Medical, Inc. (a) (b)	4,267	27,949
RTI Surgical, Inc. (a)	4,817	15,655
Second Sight Medical Products, Inc. (a)	941	1,854
Senseonics Holdings, Inc. (a)	3,116	8,320
Spectranetics Corp. (a)	3,475	85,138
STAAR Surgical Co. (a) (b)	3,085	33,472
Surmodics, Inc. (a)	1,258	31,953
Tandem Diabetes Care, Inc. (a) (b)	1,341	2,883
Utah Medical Products, Inc.	275	20,006
Vascular Solutions, Inc. (a)	1,413	79,269
Wright Medical Group NV (a)	8,902	204,568
Zeltiq Aesthetics, Inc. (a)	2,977	129,559

		4,947,120

HEALTH CARE PROVIDERS & SERVICES — 2.1%
AAC Holdings, Inc. (a)	1,081	7,826
Aceto Corp.	2,344	51,498
Addus HomeCare Corp. (a)	867	30,388
Adeptus Health, Inc. Class A (a)	1,066	8,144
Air Methods Corp. (a) (b)	2,929	93,289
Almost Family, Inc. (a)	693	30,561
Amedisys, Inc. (a)	2,449	104,401
American Renal Associates Holdings, Inc. (a)	780	16,598
AMN Healthcare Services, Inc. (a)	3,879	149,148
BioScrip, Inc. (a) (b)	9,528	9,909
BioTelemetry, Inc. (a)	2,143	47,896
Capital Senior Living Corp. (a) (b)	2,462	39,515
Chemed Corp. (b)	1,338	214,629
Civitas Solutions, Inc. (a)	1,411	28,079
Community Health Systems, Inc. (a) (b)	9,180	51,316
CorVel Corp. (a)	950	34,770
Cross Country Healthcare, Inc. (a)	2,653	41,413
Diplomat Pharmacy, Inc. (a)	3,836	48,334
Ensign Group, Inc.	4,334	96,258
HealthEquity, Inc. (a)	4,017	162,769
HealthSouth Corp. (b)	7,485	308,681
Healthways, Inc. (a)	2,767	62,949
Kindred Healthcare, Inc.	7,264	57,022
Landauer, Inc.	846	40,693

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

LHC Group, Inc. (a)	1,325	$60,553
Magellan Health, Inc. (a)	2,109	158,702
Molina Healthcare, Inc. (a) (b)	3,594	195,011
National HealthCare Corp.	912	69,121
National Research Corp. Class A	856	16,264
Nobilis Health Corp. (a) (b)	5,544	11,642
Owens & Minor, Inc.	5,056	178,426
PharMerica Corp. (a)	2,516	63,277
Providence Service Corp. (a)	1,125	42,806
Quorum Health Corp. (a)	2,648	19,251
RadNet, Inc. (a)	2,664	17,183
Select Medical Holdings Corp. (a)	9,037	119,740
Surgery Partners, Inc. (a)	1,616	25,614
Surgical Care Affiliates, Inc. (a)	2,277	105,357
Team Health Holdings, Inc. (a)	5,809	252,401
Teladoc, Inc. (a) (b)	1,772	29,238
Triple-S Management Corp. Class B (a)	1,988	41,152
Universal American Corp. (a) (b)	4,896	48,715
US Physical Therapy, Inc.	1,013	71,113

		3,261,652

HEALTH CARE TECHNOLOGY — 0.5%
Castlight Health, Inc. Class B (a)	2,476	12,256
Computer Programs & Systems, Inc. (b)	933	22,019
Cotiviti Holdings, Inc. (a) (b)	1,091	37,530
Evolent Health, Inc. Class A (a)	1,436	21,253
HealthStream, Inc. (a)	2,145	53,732
HMS Holdings Corp. (a)	7,412	134,602
Medidata Solutions, Inc. (a)	4,715	234,194
Omnicell, Inc. (a)	2,961	100,378
Quality Systems, Inc.	4,261	56,032
Vocera Communications, Inc. (a)	2,287	42,287

		714,283

HOTELS, RESTAURANTS & LEISURE — 3.1%
Belmond, Ltd. Class A (a)	7,472	99,751
Biglari Holdings, Inc. (a)	127	60,096
BJ’s Restaurants, Inc. (a)	1,945	76,438
Bloomin’ Brands, Inc.	9,431	170,041
Bob Evans Farms, Inc.	1,708	90,883
Bojangles’, Inc. (a)	613	11,432
Boyd Gaming Corp. (a)	7,302	147,281
Buffalo Wild Wings, Inc. (a)	1,704	263,098
Caesars Acquisition Co. Class A (a)	3,686	49,761
Caesars Entertainment Corp. (a) (b)	4,246	36,091
Carrols Restaurant Group, Inc. (a)	2,703	41,221
Century Casinos, Inc. (a)	2,181	17,950
Cheesecake Factory, Inc.	3,945	236,227
Churchill Downs, Inc.	1,308	196,789
Chuy’s Holdings, Inc. (a)	1,408	45,690
ClubCorp Holdings, Inc.	5,388	77,318
Cracker Barrel Old Country Store, Inc. (b)	1,624	271,175
Dave & Buster’s Entertainment, Inc. (a)	3,157	177,739
Del Frisco’s Restaurant Group, Inc. (a)	1,918	32,606
Del Taco Restaurants, Inc. (a)	2,181	30,796
Denny’s Corp. (a)	6,268	80,418
DineEquity, Inc.	1,554	119,658
El Pollo Loco Holdings, Inc. (a) (b)	1,765	21,709
Eldorado Resorts, Inc. (a)	2,495	42,290
Fiesta Restaurant Group, Inc. (a)	2,196	65,551

Golden Entertainment, Inc.	935	11,323
Habit Restaurants, Inc. Class A (a)	865	14,921
ILG, Inc.	9,316	169,272
International Speedway Corp. Class A	2,346	86,333
Intrawest Resorts Holdings, Inc. (a)	1,660	29,631
Isle of Capri Casinos, Inc. (a)	2,242	55,355
J Alexander’s Holdings, Inc. (a)	1,013	10,890
Jack in the Box, Inc.	2,836	316,611
Jamba, Inc. (a)	1,415	14,574
Kona Grill, Inc. (a)	613	7,693
La Quinta Holdings, Inc. (a)	6,816	96,855
Lindblad Expeditions Holdings, Inc. (a)	1,713	16,188
Marcus Corp.	1,638	51,597
Marriott Vacations Worldwide Corp.	1,904	161,554
Monarch Casino & Resort, Inc. (a)	1,148	29,595
Nathan’s Famous, Inc. (a)	312	20,249
Noodles & Co. (a)	888	3,641
Papa John’s International, Inc.	2,377	203,424
Penn National Gaming, Inc. (a)	6,364	87,760
Pinnacle Entertainment, Inc. (a) (b)	4,818	69,861
Planet Fitness, Inc. Class A	1,815	36,481
Popeyes Louisiana Kitchen, Inc. (a)	1,950	117,936
Potbelly Corp. (a)	2,199	28,367
Red Robin Gourmet Burgers, Inc. (a)	1,099	61,984
Red Rock Resorts, Inc. Class A	2,337	54,195
Ruby Tuesday, Inc. (a)	5,231	16,896
Ruth’s Hospitality Group, Inc.	2,609	47,745
Scientific Games Corp. Class A (a) (b)	3,981	55,734
SeaWorld Entertainment, Inc.	5,681	107,541
Shake Shack, Inc. Class A (a)	1,409	50,428
Sonic Corp.	3,973	105,324
Speedway Motorsports, Inc.	972	21,063
Texas Roadhouse, Inc.	5,649	272,508
Wingstop, Inc. (b)	1,328	39,296
Zoe’s Kitchen, Inc. (a) (b)	1,489	35,721

		4,970,555

HOUSEHOLD DURABLES — 1.3%
Bassett Furniture Industries, Inc.	813	24,715
Beazer Homes USA, Inc. (a)	3,862	51,365
Cavco Industries, Inc. (a)	729	72,791
Century Communities, Inc. (a)	1,215	25,515
CSS Industries, Inc.	715	19,355
Ethan Allen Interiors, Inc.	2,109	77,717
Flexsteel Industries, Inc.	712	43,909
GoPro, Inc. Class A (a) (b)	8,402	73,182
Green Brick Partners, Inc. (a)	1,415	14,221
Helen of Troy, Ltd. (a)	2,400	202,680
Hooker Furniture Corp.	813	30,853
Hovnanian Enterprises, Inc. Class A (a)	9,648	26,339
Installed Building Products, Inc. (a)	1,558	64,345
iRobot Corp. (a) (b)	2,232	130,460
KB Home (b)	7,000	110,670
La-Z-Boy, Inc.	3,947	122,554
LGI Homes, Inc. (a) (b)	1,258	36,142
Libbey, Inc.	1,782	34,678
Lifetime Brands, Inc.	852	15,123
M/I Homes, Inc. (a)	2,068	52,072
MDC Holdings, Inc.	3,422	87,809
Meritage Homes Corp. (a)	3,127	108,820

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

NACCO Industries, Inc. Class A	400	$36,220
New Home Co., Inc. (a)	808	9,462
Taylor Morrison Home Corp. Class A (a)	2,428	46,763
TopBuild Corp. (a)	3,272	116,483
TRI Pointe Group, Inc. (a)	14,220	163,246
Universal Electronics, Inc. (a)	1,204	77,718
WCI Communities, Inc. (a)	2,385	55,928
William Lyon Homes Class A (a)	2,080	39,582
ZAGG, Inc. (a)	2,228	15,819

		1,986,536

HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. Class A (a)	3,556	109,880
HRG Group, Inc. (a)	9,849	153,251
Oil-Dri Corp. of America	400	15,284
Orchids Paper Products Co. (b)	873	22,855
WD-40 Co.	1,318	154,074

		455,344

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.5%
Atlantic Power Corp.	10,329	25,822
Atlantica Yield PLC	4,919	95,183
Dynegy, Inc. (a) (b)	9,799	82,899
NRG Yield, Inc. Class A	2,847	43,730
NRG Yield, Inc. Class C	5,937	93,805
Ormat Technologies, Inc.	3,217	172,495
Pattern Energy Group, Inc.	5,837	110,845
TerraForm Global, Inc. Class A (a)	8,049	31,794
TerraForm Power, Inc. Class A (a) (b)	7,466	95,639

		752,212

INDUSTRIAL CONGLOMERATES — 0.0% (c)
Raven Industries, Inc.	2,944	74,189

INSURANCE — 2.4%
Ambac Financial Group, Inc. (a)	3,550	79,875
American Equity Investment Life Holding Co.	7,630	171,980
AMERISAFE, Inc.	1,598	99,635
Argo Group International Holdings, Ltd.	2,379	156,776
Atlas Financial Holdings, Inc. (a)	935	16,877
Baldwin & Lyons, Inc. Class B	775	19,530
Citizens, Inc. (a)	3,723	36,560
CNO Financial Group, Inc.	15,210	291,271
Donegal Group, Inc. Class A	616	10,768
eHealth, Inc. (a) (b)	1,578	16,806
EMC Insurance Group, Inc.	809	24,278
Employers Holdings, Inc.	2,633	104,267
Enstar Group, Ltd. (a)	958	189,397
FBL Financial Group, Inc. Class A	952	74,399
Federated National Holding Co.	1,167	21,811
Fidelity & Guaranty Life (b)	979	23,202
Genworth Financial, Inc. Class A (a)	41,996	160,005
Global Indemnity, Ltd. (a)	769	29,383
Greenlight Capital Re, Ltd. Class A (a)	2,425	55,290
Hallmark Financial Services, Inc. (a)	1,219	14,177
HCI Group, Inc.	846	33,400
Heritage Insurance Holdings, Inc.	1,289	20,199
Horace Mann Educators Corp.	3,367	144,108
Independence Holding Co.	696	13,607

Infinity Property & Casualty Corp.	863	75,858
Investors Title Co.	156	24,676
James River Group Holdings, Ltd.	1,223	50,816
Kemper Corp. (b)	3,368	149,202
Maiden Holdings, Ltd.	4,961	86,569
MBIA, Inc. (a)	11,193	119,765
National General Holdings Corp.	3,956	98,860
National Western Life Group, Inc. Class A	199	61,849
Navigators Group, Inc.	996	117,279
OneBeacon Insurance Group, Ltd. Class A	1,984	31,843
Primerica, Inc. (b)	4,018	277,845
RLI Corp.	3,378	213,253
Safety Insurance Group, Inc.	1,128	83,134
Selective Insurance Group, Inc.	4,904	211,117
State Auto Financial Corp.	1,685	45,175
State National Cos., Inc.	3,166	43,881
Stewart Information Services Corp.	1,835	84,557
Third Point Reinsurance, Ltd. (a)	6,385	73,747
Trupanion, Inc. (a) (b)	1,003	15,566
United Fire Group, Inc.	1,770	87,031
United Insurance Holdings Corp. (b)	1,337	20,242
Universal Insurance Holdings, Inc.	2,618	74,351
WMIH Corp. (a)	17,882	27,717

		3,881,934

INTERNET & CATALOG RETAIL — 0.6%
1-800-Flowers.com, Inc. Class A (a)	2,265	24,235
Blue Nile, Inc.	1,088	44,205
Duluth Holdings, Inc. (a) (b)	935	23,749
Etsy, Inc. (a)	8,726	102,792
FTD Cos., Inc. (a)	1,598	38,096
HSN, Inc.	2,580	88,494
Lands’ End, Inc. (a) (b)	1,338	20,271
Liberty TripAdvisor Holdings, Inc. Class A (a)	6,071	91,369
Nutrisystem, Inc.	2,466	85,447
Overstock.com, Inc. (a)	929	16,257
PetMed Express, Inc.	1,730	39,911
Shutterfly, Inc. (a)	2,781	139,551
Travelport Worldwide, Ltd.	9,768	137,729
Wayfair, Inc. Class A (a) (b)	2,692	94,355

		946,461

INTERNET SOFTWARE & SERVICES — 2.2%
2U, Inc. (a) (b)	3,081	92,892
Actua Corp. (a)	1,668	23,352
Alarm.com Holdings, Inc. (a)	974	27,106
Amber Road, Inc. (a)	1,810	16,435
Angie’s List, Inc. (a)	3,608	29,694
Appfolio, Inc. Class A (a)	692	16,504
Autobytel, Inc. (a)	935	12,576
Bankrate, Inc. (a)	4,499	49,714
Bazaarvoice, Inc. (a)	7,434	36,055
Benefitfocus, Inc. (a) (b)	1,142	33,917
Blucora, Inc. (a)	3,488	51,448
Box, Inc. Class A (a)	4,140	57,380
Brightcove, Inc. (a)	2,265	18,233
Carbonite, Inc. (a)	1,449	23,764
Care.com, Inc. (a)	1,340	11,484
ChannelAdvisor Corp. (a)	1,669	23,950

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Cimpress NV (a)	2,114	$193,664
comScore, Inc. (a)	3,943	124,520
Cornerstone OnDemand, Inc. (a)	4,142	175,248
DHI Group, Inc. (a)	5,339	33,369
EarthLink Holdings Corp.	8,957	50,517
Endurance International Group Holdings, Inc. (a)	5,326	49,532
Envestnet, Inc. (a)	3,530	124,433
Five9, Inc. (a)	1,800	25,542
Gogo, Inc. (a) (b)	4,537	41,831
GrubHub, Inc. (a)	6,938	261,008
GTT Communications, Inc. (a)	2,359	67,821
Hortonworks, Inc. (a)	3,396	28,221
Instructure, Inc. (a)	935	18,279
Intralinks Holdings, Inc. (a)	3,285	44,413
j2 Global, Inc. (b)	4,175	341,515
Limelight Networks, Inc. (a)	4,338	10,932
Liquidity Services, Inc. (a)	2,065	20,134
LivePerson, Inc. (a)	4,818	36,376
LogMeIn, Inc.	2,150	207,583
Marchex, Inc. Class B (a)	3,168	8,395
MeetMe, Inc. (a)	3,428	16,900
MINDBODY, Inc. Class A (a) (b)	1,301	27,711
New Relic, Inc. (a)	1,877	53,025
NIC, Inc.	5,482	131,020
Q2 Holdings, Inc. (a)	2,193	63,268
QuinStreet, Inc. (a)	2,586	9,723
Quotient Technology, Inc. (a)	5,511	59,243
Reis, Inc.	735	16,354
RetailMeNot, Inc. (a)	3,128	29,090
Shutterstock, Inc. (a)	1,590	75,557
SPS Commerce, Inc. (a)	1,406	98,265
Stamps.com, Inc. (a) (b)	1,364	156,383
TechTarget, Inc. (a)	1,176	10,031
TrueCar, Inc. (a) (b)	4,306	53,825
Web.com Group, Inc. (a)	3,665	77,515
WebMD Health Corp. (a)	3,065	151,932
Xactly Corp. (a)	1,869	20,559
XO Group, Inc. (a)	2,268	44,113

		3,482,351

IT SERVICES — 2.0%
Acxiom Corp. (a)	6,422	172,110
Blackhawk Network Holdings, Inc. (a)	4,730	178,203
CACI International, Inc. Class A (a)	2,192	272,466
Cardtronics PLC Class A (a)	3,754	204,856
Cass Information Systems, Inc.	856	62,976
Convergys Corp.	7,531	184,961
CSG Systems International, Inc.	2,625	127,050
Datalink Corp. (a)	1,694	19,074
EPAM Systems, Inc. (a)	4,156	267,272
EVERTEC, Inc.	5,348	94,927
ExlService Holdings, Inc. (a)	2,767	139,567
Forrester Research, Inc.	773	33,200
Hackett Group, Inc.	1,684	29,739
Information Services Group, Inc. (a)	3,272	11,910
Lionbridge Technologies, Inc. (a)	4,740	27,492
ManTech International Corp. Class A	2,028	85,683
MAXIMUS, Inc.	5,665	316,050
MoneyGram International, Inc. (a)	2,748	32,454

NeuStar, Inc. Class A (a)	4,608	153,907
Perficient, Inc. (a)	2,826	49,427
PFSweb, Inc. (a)	1,591	13,524
Planet Payment, Inc. (a)	3,883	15,843
Science Applications International Corp.	3,689	312,827
ServiceSource International, Inc. (a)	4,937	28,042
Sykes Enterprises, Inc. (a)	3,481	100,462
Syntel, Inc.	2,658	52,602
TeleTech Holdings, Inc.	1,414	43,127
Unisys Corp. (a) (b)	4,034	60,308
Virtusa Corp. (a) (b)	2,421	60,816

		3,150,875

LEISURE EQUIPMENT & PRODUCTS — 0.2%
American Outdoor Brands Corp. (a)	4,647	97,959
Arctic Cat, Inc.	1,171	17,588
Callaway Golf Co.	7,848	86,014
JAKKS Pacific, Inc. (a) (b)	1,654	8,518
Johnson Outdoors, Inc. Class A	400	15,876
Malibu Boats, Inc. Class A (a)	1,299	24,785
Nautilus, Inc. (a)	2,673	49,451
Sturm Ruger & Co., Inc. (b)	1,594	84,004

		384,195

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Accelerate Diagnostics, Inc. (a) (b)	1,829	37,952
Albany Molecular Research, Inc. (a)	1,988	37,295
Cambrex Corp. (a)	2,653	143,129
Enzo Biochem, Inc. (a)	3,727	25,865
Fluidigm Corp. (a)	2,237	16,285
INC Research Holdings, Inc. Class A (a)	3,492	183,679
Luminex Corp. (a)	3,197	64,675
NanoString Technologies, Inc. (a)	1,439	32,090
NeoGenomics, Inc. (a)	4,782	40,982
Pacific Biosciences of California, Inc. (a)	6,776	25,749
PAREXEL International Corp. (a) (b)	4,517	296,857
PRA Health Sciences, Inc. (a)	2,070	114,099

		1,018,657

MACHINERY — 3.7%
Actuant Corp. Class A	5,552	144,074
Alamo Group, Inc.	791	60,195
Albany International Corp. Class A	2,382	110,287
Altra Industrial Motion Corp.	2,035	75,091
American Railcar Industries, Inc. (b)	692	31,341
Astec Industries, Inc.	1,534	103,484
Barnes Group, Inc.	4,373	207,368
Briggs & Stratton Corp. (b)	3,567	79,401
Chart Industries, Inc. (a)	2,467	88,861
CIRCOR International, Inc.	1,343	87,134
CLARCOR, Inc.	4,041	333,261
Columbus McKinnon Corp.	1,674	45,265
DMC Global, Inc.	1,403	22,238
Douglas Dynamics, Inc.	1,945	65,449
Energy Recovery, Inc. (a)	3,116	32,251
EnPro Industries, Inc.	1,950	131,352
ESCO Technologies, Inc.	2,216	125,536
ExOne Co. (a)	853	7,967
Federal Signal Corp.	4,725	73,757
Franklin Electric Co., Inc.	3,905	151,904
FreightCar America, Inc.	1,048	15,647

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Global Brass & Copper Holdings, Inc.	1,733	$59,442
Gorman-Rupp Co.	1,775	54,936
Graham Corp.	887	19,647
Greenbrier Cos., Inc.	2,269	94,277
Harsco Corp.	6,557	89,175
Hillenbrand, Inc.	4,875	186,956
Hurco Cos., Inc.	596	19,728
Hyster-Yale Materials Handling, Inc.	832	53,057
John Bean Technologies Corp.	2,585	222,181
Joy Global, Inc.	8,546	239,288
Kadant, Inc.	980	59,976
Kennametal, Inc.	6,532	204,190
Lindsay Corp.	824	61,479
Lydall, Inc. (a)	1,459	90,239
Manitowoc Co., Inc. (a)	10,415	62,282
Meritor, Inc. (a)	7,033	87,350
Milacron Holdings Corp. (a)	1,092	20,344
Miller Industries, Inc.	979	25,894
Mueller Industries, Inc.	4,696	187,652
Mueller Water Products, Inc. Class A	12,975	172,697
Navistar International Corp. (a)	4,270	133,950
NN, Inc.	2,065	39,338
Omega Flex, Inc.	240	13,382
Proto Labs, Inc. (a)	2,060	105,781
RBC Bearings, Inc. (a)	2,028	188,219
Rexnord Corp. (a)	7,738	151,587
SPX Corp. (a)	3,572	84,728
SPX FLOW, Inc. (a)	2,960	94,898
Standex International Corp.	1,199	105,332
Sun Hydraulics Corp.	2,258	90,252
Supreme Industries, Inc. Class A	1,091	17,129
Tennant Co.	1,593	113,422
Titan International, Inc.	3,565	39,964
TriMas Corp. (a)	3,554	83,519
Wabash National Corp. (a) (b)	5,285	83,609
Watts Water Technologies, Inc. Class A	2,299	149,895
Woodward, Inc.	4,664	322,049

		5,819,707

MARINE — 0.1%
Costamare, Inc.	2,181	12,214
Matson, Inc.	3,812	134,907
Scorpio Bulkers, Inc. (a) (b)	4,890	24,694

		171,815

MEDIA — 1.5%
AMC Entertainment Holdings, Inc. Class A	2,485	83,620
Central European Media Enterprises, Ltd. Class A (a)	6,881	17,547
Daily Journal Corp. (a) (b)	80	19,344
Entercom Communications Corp. Class A	2,035	31,136
Entravision Communications Corp. Class A	6,218	43,526
Eros International PLC (a) (b)	2,725	35,561
EW Scripps Co. Class A (a) (b)	5,669	109,582
Gannett Co., Inc.	9,804	95,197
Global Eagle Entertainment, Inc. (a)	4,037	26,079
Gray Television, Inc. (a)	4,978	54,011
IMAX Corp. (a)	4,856	152,478
Liberty Media Corp.-Liberty Braves Class A (a)	468	9,589

Liberty Media Corp.-Liberty Braves Class C (a)	2,960	60,946
Liberty Media Corp.-Liberty Media Class C (a) (b)	6,074	190,299
Loral Space & Communications, Inc. (a)	1,099	45,114
MDC Partners, Inc. Class A	4,371	28,630
Media General, Inc. (a)	8,905	167,681
Meredith Corp.	3,048	180,289
MSG Networks, Inc. Class A (a)	5,130	110,295
National CineMedia, Inc.	5,358	78,923
New Media Investment Group, Inc.	3,234	51,712
New York Times Co. Class A	10,911	145,116
Nexstar Broadcasting Group, Inc. Class A (b)	2,507	158,693
Reading International, Inc. Class A (a)	1,533	25,448
Saga Communications, Inc. Class A	284	14,285
Scholastic Corp.	2,142	101,724
Sinclair Broadcast Group, Inc. Class A (b)	5,388	179,690
Time, Inc.	8,732	155,866
tronc, Inc. (b)	1,409	19,543
World Wrestling Entertainment, Inc. Class A	3,049	56,102

		2,448,026

METALS & MINING — 1.3%
AK Steel Holding Corp. (a)	19,900	203,179
Allegheny Technologies, Inc. (b)	9,025	143,768
Carpenter Technology Corp.	4,181	151,227
Century Aluminum Co. (a)	4,181	35,789
Cliffs Natural Resources, Inc. (a)	18,147	152,616
Coeur Mining, Inc. (a)	13,939	126,706
Commercial Metals Co.	9,540	207,781
Ferroglobe PLC	5,719	61,937
Ferroglobe Representation & Warranty Insurance Trust (e)	5,429	—
Gold Resource Corp.	4,818	20,958
Haynes International, Inc.	1,091	46,902
Hecla Mining Co.	31,227	163,629
Kaiser Aluminum Corp.	1,593	123,760
Materion Corp.	1,770	70,092
Olympic Steel, Inc.	795	19,263
Real Industry, Inc. (a)	1,827	11,145
Ryerson Holding Corp. (a)	970	12,950
Schnitzer Steel Industries, Inc. Class A	2,197	56,463
Stillwater Mining Co. (a)	10,482	168,865
SunCoke Energy, Inc.	5,401	61,247
TimkenSteel Corp. (a) (b)	3,627	56,146
Worthington Industries, Inc.	3,925	186,202

		2,080,625

MULTI-UTILITIES — 0.5%
Avista Corp.	5,346	213,787
Black Hills Corp.	4,195	257,321
NorthWestern Corp.	4,277	243,233
Unitil Corp.	1,208	54,771

		769,112

MULTILINE RETAIL — 0.2%
Big Lots, Inc.	4,164	209,075
Fred’s, Inc. Class A (b)	3,157	58,594
Ollie’s Bargain Outlet Holdings, Inc. (a)	1,669	47,483

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Sears Holdings Corp. (a) (b)	1,091	$10,135
Tuesday Morning Corp. (a)	3,676	19,850

		345,137

OIL, GAS & CONSUMABLE FUELS — 2.3%
Abraxas Petroleum Corp. (a)	12,745	32,755
Alon USA Energy, Inc.	2,506	28,518
Ardmore Shipping Corp.	3,077	22,770
Bill Barrett Corp. (a)	4,138	28,925
California Resources Corp. (a)	2,648	56,376
Callon Petroleum Co. (a)	12,129	186,423
Carrizo Oil & Gas, Inc. (a)	4,621	172,594
Clayton Williams Energy, Inc. (a)	515	61,419
Clean Energy Fuels Corp. (a)	8,130	23,252
Cobalt International Energy, Inc. (a)	35,153	42,887
Contango Oil & Gas Co. (a)	1,574	14,701
CVR Energy, Inc. (b)	1,558	39,558
Delek US Holdings, Inc.	5,395	129,858
Denbury Resources, Inc. (a)	29,244	107,618
DHT Holdings, Inc. (b)	7,560	31,298
Dorian LPG, Ltd. (a)	1,811	14,868
Eclipse Resources Corp. (a)	4,345	11,601
EP Energy Corp. Class A (a) (b)	3,272	21,432
Evolution Petroleum Corp.	2,780	27,800
EXCO Resources, Inc. (a) (b)	12,320	10,764
Frontline, Ltd.	5,644	40,129
GasLog, Ltd.	3,434	55,287
Gener8 Maritime, Inc. (a)	3,710	16,621
Golar LNG, Ltd.	7,466	171,270
Green Plains, Inc.	3,048	84,887
International Seaways, Inc. (a)	1,037	14,559
Jones Energy, Inc. Class A (a) (b)	5,105	25,525
Matador Resources Co. (a) (b)	6,965	179,418
Navios Maritime Acquisition Corp.	6,677	11,351
Nordic American Tankers, Ltd. (b)	7,266	61,034
Northern Oil and Gas, Inc. (a)	3,391	9,325
Oasis Petroleum, Inc. (a)	14,577	220,696
Overseas Shipholding Group, Inc. Class A	3,116	11,934
Pacific Ethanol, Inc. (a)	3,053	29,004
Panhandle Oil and Gas, Inc. Class A	1,220	28,731
Par Pacific Holdings, Inc. (a)	2,702	39,287
PDC Energy, Inc. (a)	4,649	337,424
Renewable Energy Group, Inc. (a) (b)	3,586	34,784
REX American Resources Corp. (a) (b)	401	39,599
Ring Energy, Inc. (a)	3,006	39,048
RSP Permian, Inc. (a)	6,762	301,720
Sanchez Energy Corp. (a) (b)	4,298	38,811
Scorpio Tankers, Inc. (b)	14,076	63,764
SemGroup Corp. Class A	4,500	187,875
Ship Finance International, Ltd. (b)	4,775	70,909
Synergy Resources Corp. (a) (b)	15,445	137,615
Teekay Corp.	4,038	32,425
Teekay Tankers, Ltd. Class A (b)	10,325	23,335
Western Refining, Inc.	6,634	251,097
Westmoreland Coal Co. (a)	1,299	22,953

		3,645,834

PAPER & FOREST PRODUCTS — 0.6%
Boise Cascade Co. (a)	3,208	72,180
Clearwater Paper Corp. (a)	1,415	92,753

Deltic Timber Corp.	851	65,587
KapStone Paper and Packaging Corp.	7,273	160,370
Louisiana-Pacific Corp. (a)	13,082	247,642
Neenah Paper, Inc.	1,474	125,585
PH Glatfelter Co.	3,686	88,058
Schweitzer-Mauduit International, Inc.	2,791	127,074

		979,249

PERSONAL PRODUCTS — 0.3%
Avon Products, Inc.	36,711	185,024
Inter Parfums, Inc.	1,374	44,999
Lifevantage Corp. (a)	1,247	10,163
Medifast, Inc.	980	40,797
Natural Health Trends Corp. (b)	613	15,233
Nutraceutical International Corp.	733	25,618
Revlon, Inc. Class A (a)	979	28,538
USANA Health Sciences, Inc. (a) (b)	870	53,244

		403,616

PHARMACEUTICALS — 1.6%
Aclaris Therapeutics, Inc. (a)	900	24,426
Aerie Pharmaceuticals, Inc. (a)	2,036	77,063
Amphastar Pharmaceuticals, Inc. (a)	3,078	56,697
Ampio Pharmaceuticals, Inc. (a) (b)	4,194	3,775
ANI Pharmaceuticals, Inc. (a)	713	43,222
Aratana Therapeutics, Inc. (a)	2,459	17,656
Bio-Path Holdings, Inc. (a)	7,622	10,290
Catalent, Inc. (a)	8,399	226,437
Cempra, Inc. (a)	4,012	11,234
Collegium Pharmaceutical, Inc. (a) (b)	1,224	19,058
Corcept Therapeutics, Inc. (a)	6,644	48,235
Depomed, Inc. (a) (b)	5,288	95,290
Dermira, Inc. (a)	2,243	68,030
Durect Corp. (a)	8,319	11,147
Endocyte, Inc. (a)	2,314	5,901
Flex Pharma, Inc. (a)	1,091	5,760
Heska Corp. (a)	617	44,177
Horizon Pharma PLC (a)	14,216	230,015
Impax Laboratories, Inc. (a)	6,066	80,374
Innoviva, Inc. (a) (b)	6,682	71,497
Intersect ENT, Inc. (a)	2,195	26,559
Intra-Cellular Therapies, Inc. (a)	2,844	42,916
Lannett Co., Inc. (a) (b)	2,414	53,229
Lipocine, Inc. (a) (b)	1,713	6,304
Medicines Co. (a)	5,915	200,755
MyoKardia, Inc. (a)	1,091	14,128
Nektar Therapeutics (a)	11,513	141,264
Neos Therapeutics, Inc. (a)	1,247	7,295
Omeros Corp. (a) (b)	3,276	32,498
Pacira Pharmaceuticals, Inc. (a)	3,013	97,320
Paratek Pharmaceuticals, Inc. (a)	1,435	22,099
Phibro Animal Health Corp. Class A	1,489	43,628
Prestige Brands Holdings, Inc. (a)	4,477	233,252
Reata Pharmaceuticals, Inc. Class A (a)	468	10,216
Revance Therapeutics, Inc. (a)	1,606	33,244
SciClone Pharmaceuticals, Inc. (a)	4,256	45,965
Sucampo Pharmaceuticals, Inc. Class A (a)	1,982	26,856
Supernus Pharmaceuticals, Inc. (a)	3,944	99,586
Teligent, Inc. (a)	3,862	25,528
Tetraphase Pharmaceuticals, Inc. (a)	2,927	11,796

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

TherapeuticsMD, Inc. (a) (b)	12,887	$74,358
Theravance Biopharma, Inc. (a)	2,986	95,194
Titan Pharmaceuticals, Inc. (a) (b)	1,713	6,852
WaVe Life Sciences, Ltd. (a)	624	16,318
Zogenix, Inc. (a)	2,277	27,666

		2,545,110

PROFESSIONAL SERVICES — 1.4%
Acacia Research Corp.	4,178	27,157
Advisory Board Co. (a)	3,409	113,349
Barrett Business Services, Inc.	615	39,422
CBIZ, Inc. (a)	4,347	59,554
CEB, Inc.	2,707	164,044
CRA International, Inc.	887	32,464
Exponent, Inc.	2,114	127,474
Franklin Covey Co. (a)	715	14,407
FTI Consulting, Inc. (a)	3,472	156,518
GP Strategies Corp. (a)	1,140	32,604
Heidrick & Struggles International, Inc.	1,558	37,626
Hill International, Inc. (a)	1,948	8,474
Huron Consulting Group, Inc. (a)	1,911	96,792
ICF International, Inc. (a)	1,513	83,518
Insperity, Inc.	1,358	96,350
Kelly Services, Inc. Class A	2,854	65,414
Kforce, Inc.	2,024	46,754
Korn/Ferry International	4,841	142,471
Mistras Group, Inc. (a)	1,334	34,257
Navigant Consulting, Inc. (a)	4,267	111,710
On Assignment, Inc. (a)	4,760	210,202
Resources Connection, Inc.	1,643	31,628
RPX Corp. (a)	4,299	46,429
TriNet Group, Inc. (a)	3,554	91,053
TrueBlue, Inc. (a)	3,515	86,645
WageWorks, Inc. (a)	3,217	233,232

		2,189,548

REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.2%
Acadia Realty Trust	6,113	199,773
AG Mortgage Investment Trust, Inc. REIT	2,422	41,440
Agree Realty Corp.	1,903	87,633
Alexander’s, Inc. REIT (b)	157	67,019
Altisource Residential Corp. REIT	4,116	45,441
American Assets Trust, Inc. REIT	3,315	142,810
Anworth Mortgage Asset Corp. REIT	7,831	40,486
Apollo Commercial Real Estate Finance, Inc. REIT	5,948	98,856
Ares Commercial Real Estate Corp. REIT	2,064	28,339
Armada Hoffler Properties, Inc. REIT	2,728	39,747
ARMOUR Residential REIT, Inc.	3,042	65,981
Ashford Hospitality Prime, Inc.	2,120	28,938
Ashford Hospitality Trust, Inc.	6,113	47,437
Bluerock Residential Growth REIT, Inc.	1,415	19,414
Capstead Mortgage Corp.	8,009	81,612
CareTrust REIT, Inc.	5,150	78,898
CatchMark Timber Trust, Inc. Class A, REIT	4,116	46,346
CBL & Associates Properties, Inc.	14,310	164,565
Cedar Realty Trust, Inc.	7,396	48,296
Chatham Lodging Trust REIT	3,207	65,904
Chesapeake Lodging Trust	4,897	126,636

City Office REIT, Inc.	1,713	22,560
Colony Capital, Inc. Class A (b)	9,537	193,124
Colony Starwood Homes	5,364	154,537
Community Healthcare Trust, Inc. REIT (b)	1,091	25,126
CorEnergy Infrastructure Trust, Inc.	851	29,683
CoreSite Realty Corp. REIT (b)	2,857	226,760
CYS Investments, Inc. REIT	13,184	101,912
DiamondRock Hospitality Co.	16,782	193,496
DuPont Fabros Technology, Inc. REIT	6,488	285,018
Dynex Capital, Inc. REIT	3,647	24,873
Easterly Government Properties, Inc.	2,717	54,394
EastGroup Properties, Inc.	2,707	199,885
Education Realty Trust, Inc.	5,816	246,017
Equity One, Inc.	548	16,818
Farmland Partners, Inc. REIT	1,247	13,917
FelCor Lodging Trust, Inc.	11,778	94,342
First Industrial Realty Trust, Inc. REIT (b)	9,627	270,037
First Potomac Realty Trust	5,054	55,442
Four Corners Property Trust, Inc. REIT	4,974	102,066
Franklin Street Properties Corp. REIT	9,827	127,358
GEO Group, Inc. REIT (b)	6,218	223,413
Getty Realty Corp.	2,236	56,996
Gladstone Commercial Corp.	1,614	32,441
Global Net Lease, Inc. (b)	14,466	113,269
Government Properties Income Trust REIT (b)	6,363	121,311
Gramercy Property Trust REIT	36,788	337,714
Great Ajax Corp.	1,403	18,618
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,299	62,648
Healthcare Realty Trust, Inc. REIT	9,139	277,094
Hersha Hospitality Trust.	3,647	78,411
Hudson Pacific Properties, Inc. REIT	7,674	266,902
Independence Realty Trust, Inc.	3,991	35,600
InfraREIT, Inc. (a)	3,290	58,924
Invesco Mortgage Capital, Inc. REIT	9,199	134,305
Investors Real Estate Trust	12,747	90,886
iStar, Inc. (a)	6,138	75,927
Kite Realty Group Trust REIT	7,192	168,868
Ladder Capital Corp. REIT	3,136	43,026
LaSalle Hotel Properties.	9,338	284,529
Lexington Realty Trust REIT	19,087	206,140
LTC Properties, Inc.	3,138	147,423
Mack-Cali Realty Corp.	7,509	217,911
Medical Properties Trust, Inc. REIT	20,883	256,861
Monmouth Real Estate Investment Corp.	5,071	77,282
Monogram Residential Trust, Inc.	14,127	152,854
MTGE Investment Corp.	3,830	60,131
National Health Investors, Inc. REIT	3,177	235,638
National Storage Affiliates Trust	3,008	66,387
New Residential Investment Corp. REIT	20,511	322,433
New Senior Investment Group, Inc. REIT	6,105	59,768
New York Mortgage Trust, Inc. REIT	9,425	62,205
New York REIT, Inc.	14,398	145,708
NexPoint Residential Trust, Inc.	1,415	31,611
NorthStar Realty Europe Corp. REIT	5,286	66,445
One Liberty Properties, Inc.	1,660	41,699
Orchid Island Capital, Inc. (b)	1,415	15,324

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Owens Realty Mortgage, Inc. REIT	1,091	$20,205
Pebblebrook Hotel Trust (b)	6,434	191,411
Pennsylvania Real Estate Investment Trust	5,746	108,944
PennyMac Mortgage Investment Trust REIT	5,481	89,724
Physicians Realty Trust REIT	11,533	218,666
Potlatch Corp. REIT	3,334	138,861
Preferred Apartment Communities, Inc. Class A	1,616	24,095
PS Business Parks, Inc.	1,712	199,482
QTS Realty Trust, Inc. Class A, REIT	4,002	198,699
RAIT Financial Trust	7,480	25,133
Ramco-Gershenson Properties Trust	6,600	109,428
Redwood Trust, Inc.	6,136	93,329
Resource Capital Corp. REIT	2,725	22,699
Retail Opportunity Investments Corp. REIT	8,748	184,845
Rexford Industrial Realty, Inc.	5,397	125,156
RLJ Lodging Trust REIT	10,412	254,990
Ryman Hospitality Properties, Inc.	3,854	242,841
Sabra Health Care REIT, Inc.	5,433	132,674
Saul Centers, Inc.	781	52,022
Select Income REIT	5,227	131,720
Seritage Growth Properties Class A REIT (b)	2,025	86,488
Silver Bay Realty Trust Corp. REIT	2,658	45,558
STAG Industrial, Inc. REIT	5,674	135,438
Summit Hotel Properties, Inc. REIT	7,888	126,445
Sunstone Hotel Investors, Inc. REIT	18,615	283,879
Terreno Realty Corp.	3,941	112,279
Tier REIT, Inc.	4,194	72,934
UMH Properties, Inc.	2,178	32,779
United Development Funding IV (d)	39	117
Universal Health Realty Income Trust	1,013	66,443
Urban Edge Properties	7,395	203,436
Urstadt Biddle Properties, Inc. Class A	2,654	63,988
Washington Prime Group, Inc. REIT	15,401	160,324
Washington Real Estate Investment Trust	5,973	195,257
Western Asset Mortgage Capital Corp.	3,525	35,497
Whitestone REIT	3,364	48,374
Xenia Hotels & Resorts, Inc.	9,431	183,150

		13,066,948

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Alexander & Baldwin, Inc.	3,954	177,416
Altisource Portfolio Solutions SA (a) (b)	862	22,921
AV Homes, Inc. (a)	755	11,929
Consolidated-Tomoka Land Co.	241	12,874
Forestar Group, Inc. (a)	3,006	39,980
FRP Holdings, Inc. (a)	560	21,112
HFF, Inc. Class A	2,966	89,721
Kennedy-Wilson Holdings, Inc.	7,008	143,664
Marcus & Millichap, Inc. (a)	1,210	32,331
RE/MAX Holdings, Inc. Class A REIT	1,441	80,696
RMR Group, Inc. Class A	620	24,490
St. Joe Co. (a)	4,151	78,869
Stratus Properties, Inc. (a)	624	20,436
Tejon Ranch Co. (a)	1,215	30,897
Trinity Place Holdings, Inc. (a)	2,025	18,772

		806,108

ROAD & RAIL — 0.5%
ArcBest Corp.	2,197	60,747
Celadon Group, Inc.	2,183	15,609
Covenant Transportation Group, Inc. Class A (a)	813	15,724
Heartland Express, Inc.	3,859	78,569
Knight Transportation, Inc. (b)	5,681	187,757
Marten Transport, Ltd.	1,988	46,320
Roadrunner Transportation Systems, Inc. (a)	2,262	23,502
Saia, Inc. (a)	2,068	91,302
Swift Transportation Co. (a)	6,416	156,294
Universal Logistics Holdings, Inc.	400	6,540
USA Truck, Inc. (a)	555	4,834
Werner Enterprises, Inc.	3,676	99,068
YRC Worldwide, Inc. (a)	2,588	34,369

		820,635

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.9%
Acacia Communications, Inc. (a) (b)	468	28,899
Advanced Energy Industries, Inc. (a)	3,314	181,442
Advanced Micro Devices, Inc. (a) (b)	62,475	708,466
Alpha & Omega Semiconductor, Ltd. (a)	1,294	27,523
Ambarella, Inc. (a) (b)	2,790	151,023
Amkor Technology, Inc. (a)	8,482	89,485
Applied Micro Circuits Corp. (a)	6,148	50,721
Axcelis Technologies, Inc. (a)	2,312	33,640
Brooks Automation, Inc.	5,749	98,135
Cabot Microelectronics Corp.	1,908	120,528
Cavium, Inc. (a) (b)	5,527	345,106
CEVA, Inc. (a)	1,552	52,070
Cirrus Logic, Inc. (a)	5,489	310,348
Cohu, Inc.	2,109	29,315
Diodes, Inc. (a)	3,045	78,165
DSP Group, Inc. (a)	1,629	21,258
Entegris, Inc. (a)	11,739	210,128
Exar Corp. (a)	3,247	35,003
FormFactor, Inc. (a)	6,239	69,877
Impinj, Inc. (a)	433	15,302
Inphi Corp. (a) (b)	3,484	155,456
Integrated Device Technology, Inc. (a)	11,968	281,966
Intersil Corp. Class A	11,595	258,568
IXYS Corp.	2,068	24,609
Kopin Corp. (a) (b)	5,713	16,225
Lattice Semiconductor Corp. (a)	9,927	73,063
MACOM Technology Solutions Holdings, Inc. (a) (b)	2,005	92,791
MaxLinear, Inc. Class A (a)	4,458	97,184
Microsemi Corp. (a)	9,876	533,008
MKS Instruments, Inc.	4,624	274,666
Monolithic Power Systems, Inc.	3,399	278,480
Nanometrics, Inc. (a)	1,998	50,070
NeoPhotonics Corp. (a)	2,806	30,333
NVE Corp.	400	28,572
PDF Solutions, Inc. (a)	2,141	48,280
Photronics, Inc. (a)	5,235	59,156
Power Integrations, Inc.	2,381	161,551
Rambus, Inc. (a)	8,880	122,278
Rudolph Technologies, Inc. (a)	2,380	55,573

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Semtech Corp. (a)	5,466	$172,452
Sigma Designs, Inc. (a)	2,647	15,882
Silicon Laboratories, Inc. (a)	3,628	235,820
Synaptics, Inc. (a) (b)	3,082	165,134
Tessera Holding Corp.	4,137	182,855
Ultra Clean Holdings, Inc. (a)	3,213	31,166
Ultratech, Inc. (a)	2,037	48,847
Veeco Instruments, Inc. (a)	3,325	96,924
Xcerra Corp. (a)	4,076	31,141

		6,278,484

SOFTWARE — 3.6%
8x8, Inc. (a)	7,465	106,749
A10 Networks, Inc. (a)	4,344	36,099
ACI Worldwide, Inc. (a)	10,518	190,902
American Software, Inc. Class A	2,026	20,929
Aspen Technology, Inc. (a)	6,914	378,057
Barracuda Networks, Inc. (a)	2,042	43,760
Blackbaud, Inc.	4,022	257,408
Bottomline Technologies de, Inc. (a)	3,194	79,914
BroadSoft, Inc. (a)	2,397	98,876
Callidus Software, Inc. (a)	5,463	91,778
CommVault Systems, Inc. (a)	3,464	178,050
Digimarc Corp. (a) (b)	676	20,280
Ebix, Inc. (b)	2,258	128,819
Ellie Mae, Inc. (a)	2,843	237,902
EnerNOC, Inc. (a)	2,225	13,350
Exa Corp. (a)	1,247	19,154
Fair Isaac Corp.	2,746	327,378
Gigamon, Inc. (a)	2,736	124,625
Globant SA (a)	2,061	68,734
Glu Mobile, Inc. (a) (b)	9,447	18,327
Guidance Software, Inc. (a)	1,408	9,969
HubSpot, Inc. (a)	2,494	117,218
Imperva, Inc. (a)	2,385	91,584
Jive Software, Inc. (a)	5,715	24,860
Mentor Graphics Corp.	9,375	345,844
MicroStrategy, Inc. Class A (a)	825	162,855
Mitek Systems, Inc. (a)	2,648	16,285
MobileIron, Inc. (a)	2,786	10,447
Model N, Inc. (a)	1,867	16,523
Monotype Imaging Holdings, Inc.	3,247	64,453
Park City Group, Inc. (a)	1,000	12,700
Paycom Software, Inc. (a) (b)	2,540	115,545
Paylocity Holding Corp. (a)	1,869	56,089
Pegasystems, Inc.	3,023	108,828
Progress Software Corp.	4,059	129,604
Proofpoint, Inc. (a) (b)	3,492	246,710
PROS Holdings, Inc. (a)	2,526	54,360
QAD, Inc. Class A	979	29,762
Qualys, Inc. (a)	2,346	74,251
Rapid7, Inc. (a)	1,812	22,052
RealPage, Inc. (a)	4,732	141,960
RingCentral, Inc. Class A (a)	4,822	99,333
Rosetta Stone, Inc. (a)	2,181	19,433
Rubicon Project, Inc. (a)	2,071	15,367
Sapiens International Corp. NV	2,317	33,226
Silver Spring Networks, Inc. (a)	2,827	37,627
Synchronoss Technologies, Inc. (a)	3,530	135,199
Take-Two Interactive Software, Inc. (a)	7,012	345,621

Tangoe, Inc. (a)	2,777	21,883
Telenav, Inc. (a)	2,656	18,725
TiVo Corp. (a)	15,857	331,411
Varonis Systems, Inc. (a)	753	20,180
VASCO Data Security International, Inc. (a)	2,473	33,756
Verint Systems, Inc. (a)	5,332	187,953
VirnetX Holding Corp. (a) (b)	3,646	8,021
Workiva, Inc. (a) (b)	1,927	26,304
Zendesk, Inc. (a)	6,761	143,333
Zix Corp. (a)	5,468	27,012

		5,797,374

SPECIALTY RETAIL — 2.4%
Aaron’s, Inc.	5,597	179,048
Abercrombie & Fitch Co. Class A	5,787	69,444
America’s Car-Mart, Inc. (a)	715	31,281
American Eagle Outfitters, Inc.	14,369	217,978
Asbury Automotive Group, Inc. (a)	1,678	103,533
Ascena Retail Group, Inc. (a)	13,801	85,428
Barnes & Noble Education, Inc. (a)	3,361	38,551
Barnes & Noble, Inc.	5,345	59,597
Big 5 Sporting Goods Corp.	1,378	23,908
Boot Barn Holdings, Inc. (a)	901	11,281
Buckle, Inc.	2,299	52,417
Build-A-Bear Workshop, Inc. (a)	1,010	13,888
Caleres, Inc.	3,516	115,395
Cato Corp. Class A	2,237	67,289
Chico’s FAS, Inc.	10,782	155,153
Children’s Place, Inc. (b)	1,553	156,775
Citi Trends, Inc.	1,294	24,379
Conn’s, Inc. (a)	1,830	23,150
Destination XL Group, Inc. (a)	3,901	16,579
DSW, Inc. Class A	5,597	126,772
Express, Inc. (a)	6,094	65,571
Finish Line, Inc. Class A (b)	3,311	62,280
Five Below, Inc. (a) (b)	4,617	184,495
Francesca’s Holdings Corp. (a)	3,436	61,951
Genesco, Inc. (a)	1,656	102,838
GNC Holdings, Inc. Class A (b)	5,753	63,513
Group 1 Automotive, Inc. (b)	1,794	139,824
Guess?, Inc.	4,975	60,197
Haverty Furniture Cos., Inc.	1,709	40,503
Hibbett Sports, Inc. (a)	2,022	75,421
Kirkland’s, Inc. (a)	1,168	18,116
Lithia Motors, Inc. Class A (b)	1,992	192,885
Lumber Liquidators Holdings, Inc. (a) (b)	2,314	36,422
MarineMax, Inc. (a)	1,907	36,900
Monro Muffler Brake, Inc.	2,763	158,044
Office Depot, Inc.	46,191	208,783
Party City Holdco, Inc. (a)	2,450	34,790
Pier 1 Imports, Inc.	6,677	57,022
Rent-A-Center, Inc.	5,277	59,366
RH (a)	3,330	102,231
Select Comfort Corp. (a)	3,787	85,662
Shoe Carnival, Inc. (b)	1,298	35,020
Sonic Automotive, Inc. Class A (b)	2,315	53,014
Sportsman’s Warehouse Holdings, Inc. (a)	1,577	14,808
Stage Stores, Inc. (b)	2,580	11,275
Stein Mart, Inc.	2,386	13,075

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Tailored Brands, Inc.	3,898	$99,594
Tile Shop Holdings, Inc. (a)	2,735	53,469
Vitamin Shoppe, Inc. (a)	1,914	45,458
West Marine, Inc. (a)	1,459	15,276
Winmark Corp.	202	25,482
Zumiez, Inc. (a)	1,358	29,672

		3,814,803

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
3D Systems Corp. (a) (b)	9,025	119,942
Avid Technology, Inc. (a)	2,428	10,683
Cray, Inc. (a)	3,367	69,697
Diebold Nixdorf, Inc.	5,930	149,140
Eastman Kodak Co. (a)	1,418	21,979
Electronics For Imaging, Inc. (a)	4,004	175,615
Immersion Corp. (a)	2,423	25,756
Nimble Storage, Inc. (a)	5,326	42,182
Pure Storage, Inc. Class A (a)	6,034	68,245
Stratasys, Ltd. (a) (b)	4,060	67,152
Super Micro Computer, Inc. (a)	3,198	89,704
USA Technologies, Inc. (a)	3,572	15,360

		855,455

TEXTILES,APPAREL & LUXURY GOODS — 0.8%
Columbia Sportswear Co.	2,224	129,659
Crocs, Inc. (a)	6,054	41,530
Culp, Inc.	987	36,667
Deckers Outdoor Corp. (a) (b)	2,972	164,619
Delta Apparel, Inc. (a)	624	12,936
Fossil Group, Inc. (a)	3,425	88,571
G-III Apparel Group, Ltd. (a) (b)	3,625	107,155
Iconix Brand Group, Inc. (a)	3,954	36,930
Movado Group, Inc.	1,184	34,040
Oxford Industries, Inc.	1,249	75,102
Perry Ellis International, Inc. (a)	1,088	27,102
Sequential Brands Group, Inc. (a)	3,207	15,009
Steven Madden, Ltd. (a)	5,580	199,485
Superior Uniform Group, Inc.	613	12,027
Unifi, Inc. (a)	1,263	41,212
Vera Bradley, Inc. (a)	1,829	21,436
Vince Holding Corp. (a)	1,277	5,172
Wolverine World Wide, Inc.	8,511	186,816

		1,235,468

THRIFTS & MORTGAGE FINANCE — 2.4%
Astoria Financial Corp.	7,457	139,073
Bank Mutual Corp.	4,059	38,358
BankFinancial Corp.	1,294	19,177
Bear State Financial, Inc.	1,673	16,981
Beneficial Bancorp, Inc.	6,297	115,865
BofI Holding, Inc. (a) (b)	4,875	139,181
BSB Bancorp, Inc. (a)	613	17,746
Capitol Federal Financial, Inc.	10,980	180,731
Charter Financial Corp.	1,379	22,988
Clifton Bancorp, Inc.	2,145	36,293
Dime Community Bancshares, Inc.	2,707	54,411
Essent Group, Ltd. (a)	6,328	204,837
EverBank Financial Corp.	8,642	168,087
Federal Agricultural Mortgage Corp. Class C	741	42,437

First Defiance Financial Corp.	860	43,636
Flagstar Bancorp, Inc. (a)	1,715	46,202
Hingham Institution for Savings	85	16,726
Home Bancorp, Inc.	468	18,070
HomeStreet, Inc. (a)	1,835	57,986
Impac Mortgage Holdings, Inc. (a) (b)	613	8,594
Kearny Financial Corp.	7,850	122,068
Lake Sunapee Bank Group	624	14,720
LendingTree, Inc. (a)	519	52,601
Meridian Bancorp, Inc.	4,058	76,696
Meta Financial Group, Inc.	686	70,590
MGIC Investment Corp. (a)	29,316	298,730
Nationstar Mortgage Holdings, Inc. (a) (b)	2,847	51,417
NMI Holdings, Inc. Class A (a)	4,100	43,665
Northfield Bancorp, Inc.	3,634	72,571
Northwest Bancshares, Inc.	8,061	145,340
OceanFirst Financial Corp.	1,683	50,541
Ocwen Financial Corp. (a)	8,831	47,599
Oritani Financial Corp.	3,407	63,881
PennyMac Financial Services, Inc. Class A (a)	1,091	18,165
PHH Corp. (a)	4,139	62,747
Provident Financial Services, Inc.	5,112	144,670
Radian Group, Inc.	18,640	335,147
SI Financial Group, Inc.	1,091	16,801
Southern Missouri Bancorp, Inc.	468	16,558
Territorial Bancorp, Inc.	705	23,152
TrustCo Bank Corp. NY.	8,131	71,146
United Community Financial Corp.	4,061	36,305
United Financial Bancorp, Inc.	4,299	78,070
Walker & Dunlop, Inc. (a)	2,416	75,379
Washington Federal, Inc.	7,816	268,480
Waterstone Financial, Inc.	2,046	37,646
WSFS Financial Corp.	2,296	106,420

		3,788,484

TOBACCO — 0.2%
Alliance One International, Inc. (a)	935	17,952
Universal Corp. (b)	1,910	121,763
Vector Group, Ltd. (b)	7,634	173,597

		313,312

TRADING COMPANIES & DISTRIBUTORS — 1.1%
Aircastle, Ltd.	4,411	91,969
Applied Industrial Technologies, Inc.	3,076	182,714
Beacon Roofing Supply, Inc. (a)	5,054	232,838
BMC Stock Holdings, Inc. (a)	4,760	92,820
CAI International, Inc. (a)	1,488	12,901
DXP Enterprises, Inc. (a)	1,053	36,581
GATX Corp. (b)	3,525	217,070
GMS, Inc. (a)	780	22,838
H&E Equipment Services, Inc.	2,476	57,567
Kaman Corp.	2,317	113,371
Lawson Products, Inc. (a)	400	9,520
MRC Global, Inc. (a)	8,063	163,356
Neff Corp. Class A (a)	581	8,192
NOW, Inc. (a)	9,025	184,742
Rush Enterprises, Inc. Class A (a)	3,499	111,618
SiteOne Landscape Supply, Inc. (a) (b)	1,091	37,891
Textainer Group Holdings, Ltd.	1,835	13,671

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Titan Machinery, Inc. (a)	1,488	$21,680
Triton International, Ltd.	3,804	60,103
Univar, Inc. (a)	3,750	106,388
Veritiv Corp. (a)	613	32,949

		1,810,779

WATER UTILITIES — 0.3%
American States Water Co.	3,251	148,116
Artesian Resources Corp. Class A	653	20,857
California Water Service Group	3,978	134,854
Connecticut Water Service, Inc.	939	52,443
Consolidated Water Co., Ltd.	1,013	10,991
Middlesex Water Co.	1,368	58,742
SJW Group	1,338	74,901
York Water Co.	1,128	43,090

		543,994

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Boingo Wireless, Inc. (a)	3,247	39,581
NII Holdings, Inc. (a)	4,662	10,023
Shenandoah Telecommunications Co.	3,918	106,961
Spok Holdings, Inc.	1,829	37,952

		194,517

TOTAL COMMON STOCKS (Cost $147,632,457)		158,832,831

RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Chelsea Therapeutics International, Ltd. (CVR) (a) (e)	1,465	—
Durata Therapeutics, Inc. (CVR) (expiring 12/31/18) (a) (e)	580	—
Dyax Corp. (CVR) (a) (d)	6,839	7,591
Omthera Pharmaceuticals, Inc. (CVR) (a) (e)	24	—
Trius Therapeutics, Inc. (CVR) (expiring 2/17/17) (a) (e)	154	—

		7,591

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (c)
Leap Wireless International, Inc. (CVR) (expiring 3/13/17) (a) (b) (d)	2,486	7,893

TOTAL RIGHTS (Cost $13,856)		15,484

SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (f) (g)	188,714	188,714
State Street Navigator Securities Lending Government Money Market Portfolio (g) (h)	3,850,055	3,850,055

TOTAL SHORT-TERM INVESTMENTS (Cost $4,038,769)		4,038,769

TOTAL INVESTMENTS — 102.3% (Cost $151,685,082)		162,887,084
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(3,642,721)

NET ASSETS — 100.0%		$159,244,363

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. As of December 31, 2016, total aggregate fair value of securities is $25,769 representing 0.0% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2016, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(f)	The rate shown is the annualized seven-day yield at December 31, 2016.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

CVR = Contingent Value Rights

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

At December 31, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
Russell 2000 Index Mini (long)	03/17/2017	2	$135,690	$(1,804)

During the period ended December 31, 2016, average notional value related to futures contracts was $1,125,757 or 1% of net assets.

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$2,539,861	$—	$—		$2,539,861
Air Freight & Logistics	888,402	—	—		888,402
Airlines	605,335	—	—		605,335
Auto Components	2,030,204	—	—		2,030,204
Automobiles	68,206	—	—		68,206
Banks	18,876,248	—	—		18,876,248
Beverages	348,637	—	—		348,637
Biotechnology	6,648,799	10,168	—		6,658,967
Building Products	1,854,462	—	—		1,854,462
Capital Markets	2,204,332	—	—		2,204,332
Chemicals	3,992,110	—	—		3,992,110
Commercial Services & Supplies	4,034,319	—	—		4,034,319
Communications Equipment	2,901,220	—	—		2,901,220
Construction & Engineering	1,581,253	—	—		1,581,253
Construction Materials	392,828	—	—		392,828
Consumer Finance	872,525	—	—		872,525
Containers & Packaging	261,172	—	—		261,172
Distributors	188,069	—	—		188,069
Diversified Consumer Services	1,678,180	—	—		1,678,180
Diversified Financial Services	190,928	—	—		190,928
Diversified Telecommunication Services	998,821	—	—		998,821
Electric Utilities	1,825,274	—	—		1,825,274
Electrical Equipment	1,102,417	—	—		1,102,417
Electronic Equipment, Instruments & Components	4,585,086	—	—		4,585,086
Energy Equipment & Services	1,925,920	—	—		1,925,920
Equity Real Estate Investment Trusts (REITs)	348,191	—	—		348,191
Food & Staples Retailing	949,962	—	—		949,962
Food Products	2,248,142	—	—		2,248,142
Gas Utilities	1,931,256	—	—		1,931,256
Health Care Equipment & Supplies	4,947,120	—	—		4,947,120
Health Care Providers & Services	3,261,652	—	—		3,261,652
Health Care Technology	714,283	—	—		714,283
Hotels, Restaurants & Leisure	4,970,555	—	—		4,970,555
Household Durables	1,986,536	—	—		1,986,536
Household Products	455,344	—	—		455,344
Independent Power Producers & Energy Traders	752,212	—	—		752,212
Industrial Conglomerates	74,189	—	—		74,189
Insurance	3,881,934	—	—		3,881,934
Internet & Catalog Retail	946,461	—	—		946,461
Internet Software & Services	3,482,351	—	—		3,482,351
IT Services	3,150,875	—	—		3,150,875
Leisure Equipment & Products	384,195	—	—		384,195
Life Sciences Tools & Services	1,018,657	—	—		1,018,657
Machinery	5,819,707	—	—		5,819,707
Marine	171,815	—	—		171,815
Media	2,448,026	—	—		2,448,026
Metals & Mining	2,080,625	—	0	(a)	2,080,625
Multi-Utilities	769,112	—	—		769,112
Multiline Retail	345,137	—	—		345,137
Oil, Gas & Consumable Fuels	3,645,834	—	—		3,645,834

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Paper & Forest Products	$979,249	$—	$—		$979,249
Personal Products	403,616	—	—		403,616
Pharmaceuticals	2,545,110	—	—		2,545,110
Professional Services	2,189,548	—	—		2,189,548
Real Estate Investment Trusts (REITs)	13,066,831	117	—		13,066,948
Real Estate Management & Development	806,108	—	—		806,108
Road & Rail	820,635	—	—		820,635
Semiconductors & Semiconductor Equipment	6,278,484	—	—		6,278,484
Software	5,797,374	—	—		5,797,374
Specialty Retail	3,814,803	—	—		3,814,803
Technology Hardware, Storage & Peripherals	855,455	—	—		855,455
Textiles, Apparel & Luxury Goods	1,235,468	—	—		1,235,468
Thrifts & Mortgage Finance	3,788,484	—	—		3,788,484
Tobacco	313,312	—	—		313,312
Trading Companies & Distributors	1,810,779	—	—		1,810,779
Water Utilities	543,994	—	—		543,994
Wireless Telecommunication Services	194,517	—	—		194,517
Rights
Biotechnology	—	7,591	0	(a)	7,591
Wireless Telecommunication Services	—	7,893	—		7,893
Short-Term Investments	4,038,769	—	—		4,038,769

TOTAL INVESTMENTS	$162,861,315	$25,769	$0		$162,887,084

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (b)	(1,804)	—	—		(1,804)

TOTAL OTHER FINANCIAL INSTRUMENTS	$(1,804)	$—	$—		$(1,804)

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2016.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	825,080	$825,080	2,926,362	3,751,442	—	$—	$2,229	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	4,787,799	4,599,085	188,714	188,714	617	—
State Street Navigator Securities Lending Government Money Market Portfolio*	17,750,322	17,750,322	13,194,607	27,094,874	3,850,055	3,850,055	71,042	—

TOTAL		$18,575,402				$4,038,769	$73,888	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.1%
B/E Aerospace, Inc.	6,801	$409,352

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	28,231	2,068,203
Expeditors International of Washington, Inc.	16,113	853,345

		2,921,548

AIRLINES — 0.5%
Alaska Air Group, Inc.	12,300	1,091,379
Copa Holdings SA Class A	9,631	874,784

		1,966,163

AUTO COMPONENTS — 0.3%
Gentex Corp.	64,756	1,275,046

AUTOMOBILES — 1.1%
Harley-Davidson, Inc.	46,076	2,688,074
Thor Industries, Inc.	12,993	1,299,950

		3,988,024

BANKS — 1.6%
Associated Banc-Corp.	9,600	237,120
Bank of Hawaii Corp.	2,623	232,634
BankUnited, Inc.	7,000	263,830
BOK Financial Corp.	1,845	153,209
CIT Group, Inc.	14,393	614,293
Cullen/Frost Bankers, Inc.	5,200	458,796
Fifth Third Bancorp	53,300	1,437,501
Huntington Bancshares, Inc.	54,113	715,374
PacWest Bancorp	20,694	1,126,581
People’s United Financial, Inc.	26,778	518,422
Popular, Inc.	7,900	346,178

		6,103,938

BUILDING PRODUCTS — 0.1%
Owens Corning	7,911	407,891

CAPITAL MARKETS — 3.3%
Artisan Partners Asset Management, Inc. Class A	13,537	402,726
Donnelley Financial Solutions, Inc. (a)	9,384	215,644
Eaton Vance Corp.	37,832	1,584,404
Federated Investors, Inc. Class B	32,106	907,958
Franklin Resources, Inc.	26,400	1,044,912
Invesco, Ltd.	67,122	2,036,481
Lazard, Ltd. Class A	43,992	1,807,631
LPL Financial Holdings, Inc.	26,693	939,860
NorthStar Asset Management Group, Inc.	66,154	987,018
T Rowe Price Group, Inc.	33,506	2,521,662

		12,448,296

CHEMICALS — 4.2%
Cabot Corp.	7,528	380,465
CF Industries Holdings, Inc.	67,169	2,114,480
Eastman Chemical Co.	24,559	1,847,082
Huntsman Corp.	68,328	1,303,698
LyondellBasell Industries NV Class A	58,639	5,030,054
Mosaic Co.	121,337	3,558,814
NewMarket Corp.	500	211,920
RPM International, Inc.	12,297	661,948

Scotts Miracle-Gro Co. Class A	4,732	452,143
Westlake Chemical Corp.	8,600	481,514

		16,042,118

COMMERCIAL SERVICES & SUPPLIES — 1.0%
Covanta Holding Corp.	33,238	518,513
KAR Auction Services, Inc.	22,998	980,175
LSC Communications, Inc.	9,384	278,517
Pitney Bowes, Inc.	49,073	745,419
Republic Services, Inc. Class A	15,568	888,154
RR Donnelley & Sons Co.	25,025	408,408

		3,819,186

COMMUNICATIONS EQUIPMENT — 0.9%
Brocade Communications Systems, Inc.	88,800	1,109,112
Juniper Networks, Inc.	29,500	833,670
Motorola Solutions, Inc.	19,496	1,616,023

		3,558,805

CONSTRUCTION & ENGINEERING — 0.5%
Fluor Corp.	19,549	1,026,714
KBR, Inc.	51,154	853,760

		1,880,474

CONSUMER FINANCE — 0.3%
Navient Corp.	78,243	1,285,533

CONTAINERS & PACKAGING — 2.9%
Avery Dennison Corp.	14,370	1,009,061
Bemis Co., Inc.	24,659	1,179,193
Graphic Packaging Holding Co.	27,500	343,200
International Paper Co.	74,379	3,946,550
Packaging Corp. of America	32,391	2,747,405
Sonoco Products Co.	34,329	1,809,138

		11,034,547

DISTRIBUTORS — 0.9%
Genuine Parts Co.	34,662	3,311,608

DIVERSIFIED CONSUMER SERVICES — 0.5%
H&R Block, Inc.	77,668	1,785,587

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
CenturyLink, Inc.	186,633	4,438,133
Frontier Communications Corp.	403,146	1,362,633

		5,800,766

ELECTRIC UTILITIES — 5.0%
Alliant Energy Corp.	25,843	979,191
American Electric Power Co., Inc.	24,570	1,546,927
Edison International	18,788	1,352,548
Entergy Corp.	31,305	2,299,978
Eversource Energy	16,781	926,815
Exelon Corp.	64,729	2,297,232
FirstEnergy Corp.	78,425	2,428,822
Great Plains Energy, Inc.	37,278	1,019,553
Hawaiian Electric Industries, Inc.	21,792	720,662
OGE Energy Corp.	54,602	1,826,437
Pinnacle West Capital Corp.	19,897	1,552,563
Westar Energy, Inc.	9,948	560,570
Xcel Energy, Inc.	32,850	1,336,995

		18,848,293

See accompanying notes to financial statements.

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

ELECTRICAL EQUIPMENT — 2.5%
Eaton Corp. PLC	39,052	$2,619,999
Emerson Electric Co.	64,138	3,575,693
Hubbell, Inc.	8,106	945,970
Rockwell Automation, Inc.	17,467	2,347,565

		9,489,227

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.5%
Avnet, Inc.	23,758	1,131,118
Corning, Inc.	87,437	2,122,096
FLIR Systems, Inc.	10,745	388,861
Jabil Circuit, Inc.	49,443	1,170,316
National Instruments Corp.	24,485	754,628

		5,567,019

ENERGY EQUIPMENT & SERVICES — 2.9%
Diamond Offshore Drilling, Inc.	5,323	94,217
Ensco PLC Class A	86,948	845,135
Frank’s International NV	13,205	162,553
Helmerich & Payne, Inc.	33,650	2,604,510
Nabors Industries, Ltd.	35,069	575,132
National Oilwell Varco, Inc.	52,398	1,961,781
Noble Corp. PLC	86,106	509,747
Oceaneering International, Inc.	33,729	951,495
Patterson-UTI Energy, Inc.	41,855	1,126,737
Rowan Cos. PLC Class A	30,801	581,831
Transocean, Ltd. (a)	119,290	1,758,335

		11,171,473

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.3%
CoreCivic, Inc. REIT	40,249	984,491

FOOD & STAPLES RETAILING — 0.4%
Whole Foods Market, Inc.	50,540	1,554,610

FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	56,782	2,592,098
Bunge, Ltd.	12,437	898,449
Flowers Foods, Inc.	31,790	634,846
Hershey Co.	15,017	1,553,209
Mead Johnson Nutrition Co.	13,224	935,730
Pinnacle Foods, Inc.	14,324	765,618

		7,379,950

GAS UTILITIES — 0.4%
Atmos Energy Corp.	7,855	582,448
National Fuel Gas Co.	6,658	377,109
UGI Corp.	14,251	656,686

		1,616,243

HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
ResMed, Inc.	27,599	1,712,518

HEALTH CARE PROVIDERS & SERVICES — 1.4%
AmerisourceBergen Corp.	15,171	1,186,220
Cardinal Health, Inc.	21,466	1,544,908
Patterson Cos., Inc.	15,693	643,884
Quest Diagnostics, Inc.	21,930	2,015,367

		5,390,379

HOTELS, RESTAURANTS & LEISURE — 3.4%
Brinker International, Inc.	19,096	945,825

Carnival Corp.	29,682	1,545,245
Choice Hotels International, Inc.	3,700	207,385
Darden Restaurants, Inc.	40,379	2,936,361
Dunkin’ Brands Group, Inc.	10,354	542,964
Extended Stay America, Inc.	26,757	432,126
International Game Technology PLC	8,176	208,652
Las Vegas Sands Corp.	23,586	1,259,728
Six Flags Entertainment Corp.	21,097	1,264,976
Vail Resorts, Inc.	2,400	387,144
Wendy’s Co.	72,166	975,684
Wyndham Worldwide Corp.	27,285	2,083,755

		12,789,845

HOUSEHOLD DURABLES — 1.8%
Garmin, Ltd.	37,042	1,796,167
Harman International Industries, Inc.	4,900	544,684
Leggett & Platt, Inc.	28,257	1,381,202
Tupperware Brands Corp.	18,108	952,843
Whirlpool Corp.	10,800	1,963,116

		6,638,012

HOUSEHOLD PRODUCTS — 0.3%
Clorox Co.	9,534	1,144,271

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.7%
AES Corp.	155,938	1,812,000
NRG Energy, Inc.	53,412	654,831

		2,466,831

INSURANCE — 5.5%
Allied World Assurance Co. Holdings AG	9,686	520,235
American National Insurance Co.	1,058	131,837
AmTrust Financial Services, Inc.	24,066	658,927
Arthur J Gallagher & Co.	26,787	1,391,853
Aspen Insurance Holdings, Ltd.	9,193	505,615
Assured Guaranty, Ltd.	36,084	1,362,893
Axis Capital Holdings, Ltd.	22,239	1,451,540
Cincinnati Financial Corp.	16,046	1,215,484
CNA Financial Corp.	2,708	112,382
Endurance Specialty Holdings, Ltd.	6,517	602,171
Erie Indemnity Co. Class A	1,530	172,048
Everest Re Group, Ltd.	8,527	1,845,243
First American Financial Corp.	33,254	1,218,094
FNF Group	36,154	1,227,790
Hanover Insurance Group, Inc.	6,318	575,001
Mercury General Corp.	5,739	345,545
Old Republic International Corp.	83,454	1,585,626
Principal Financial Group, Inc.	23,812	1,377,762
ProAssurance Corp.	3,660	205,692
Progressive Corp.	47,833	1,698,071
Unum Group	15,020	659,829
Validus Holdings, Ltd.	18,779	1,033,033
XL Group, Ltd.	26,400	983,664

		20,880,335

INTERNET SOFTWARE & SERVICES — 0.1%
IAC/InterActiveCorp	4,439	287,603

IT SERVICES — 2.6%
Booz Allen Hamilton Holding Corp.	11,452	413,074
Broadridge Financial Solutions, Inc.	10,611	703,509

See accompanying notes to financial statements.

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Leidos Holdings, Inc.	21,931	$1,121,552
Paychex, Inc.	26,186	1,594,204
Western Union Co.	170,703	3,707,669
Xerox Corp.	263,821	2,303,157

		9,843,165

LEISURE EQUIPMENT & PRODUCTS — 1.2%
Hasbro, Inc.	8,794	684,085
Mattel, Inc.	72,627	2,000,874
Polaris Industries, Inc.	20,803	1,713,959

		4,398,918

MACHINERY — 4.3%
Allison Transmission Holdings, Inc.	20,252	682,290
Crane Co.	10,085	727,330
Cummins, Inc.	43,827	5,989,836
Donaldson Co., Inc.	20,033	842,989
Dover Corp.	17,474	1,309,327
Graco, Inc.	6,226	517,318
ITT, Inc.	10,864	419,025
Lincoln Electric Holdings, Inc.	13,469	1,032,668
Parker-Hannifin Corp.	17,428	2,439,920
Timken Co.	24,149	958,715
Trinity Industries, Inc.	51,569	1,431,555

		16,350,973

MEDIA — 2.5%
Cinemark Holdings, Inc.	30,830	1,182,639
Interpublic Group of Cos., Inc.	45,343	1,061,479
John Wiley & Sons, Inc. Class A	14,420	785,890
News Corp. Class A	53,589	614,130
News Corp. Class B	15,000	177,000
Omnicom Group, Inc.	23,943	2,037,789
Regal Entertainment Group Class A	29,130	600,078
TEGNA, Inc.	40,375	863,621
Viacom, Inc. Class A	1,700	65,450
Viacom, Inc. Class B	64,570	2,266,407

		9,654,483

METALS & MINING — 2.3%
Compass Minerals International, Inc.	5,795	454,038
Freeport-McMoRan, Inc. (a)	88,849	1,171,918
Nucor Corp.	52,545	3,127,478
Reliance Steel & Aluminum Co.	24,033	1,911,585
Steel Dynamics, Inc.	56,513	2,010,733

		8,675,752

MORTGAGE REAL ESTATE INVESTMENT — 0.2%
AGNC Investment Corp. REIT	49,946	905,521

MULTI-UTILITIES — 3.7%
Ameren Corp.	38,539	2,021,756
CenterPoint Energy, Inc.	50,379	1,241,339
CMS Energy Corp.	23,176	964,585
Consolidated Edison, Inc.	24,405	1,798,160
DTE Energy Co.	11,877	1,170,003
MDU Resources Group, Inc.	19,165	551,377
NiSource, Inc.	75,029	1,661,142
Public Service Enterprise Group, Inc.	55,266	2,425,072
SCANA Corp.	14,945	1,095,170
Vectren Corp.	18,219	950,121

		13,878,725

MULTILINE RETAIL — 3.5%
Kohl’s Corp.	64,004	3,160,518
Macy’s, Inc.	106,980	3,830,954
Nordstrom, Inc.	42,710	2,047,090
Target Corp.	60,739	4,387,178

		13,425,740

OIL, GAS & CONSUMABLE FUELS — 3.9%
Chesapeake Energy Corp. (a)	190,475	1,337,135
Devon Energy Corp.	33,867	1,546,706
HollyFrontier Corp.	56,044	1,836,001
Murphy Oil Corp.	24,264	755,338
ONEOK, Inc.	13,588	780,087
PBF Energy, Inc. Class A	19,334	539,032
Tesoro Corp.	14,567	1,273,884
Valero Energy Corp.	65,056	4,444,626
Williams Cos., Inc.	69,312	2,158,376

		14,671,185

PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp.	21,376	834,305

PERSONAL PRODUCTS — 0.2%
Nu Skin Enterprises, Inc. Class A	18,930	904,475

PROFESSIONAL SERVICES — 0.8%
ManpowerGroup, Inc.	12,872	1,143,935
Robert Half International, Inc.	37,746	1,841,250

		2,985,185

REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.2%
Apple Hospitality REIT, Inc.	45,600	911,088
Brixmor Property Group, Inc.	14,200	346,764
Camden Property Trust.	10,275	863,819
Care Capital Properties, Inc.	29,800	745,000
Chimera Investment Corp.	59,498	1,012,656
Columbia Property Trust, Inc.	13,400	289,440
Communications Sales & Leasing, Inc. (a)	21,659	550,355
Corporate Office Properties Trust	32,478	1,013,963
DCT Industrial Trust, Inc. REIT	5,800	277,704
EPR Properties	16,069	1,153,272
Gaming and Leisure Properties, Inc.	29,536	904,392
Highwoods Properties, Inc.	7,700	392,777
Hospitality Properties Trust	51,737	1,642,132
Host Hotels & Resorts, Inc. REIT	197,279	3,716,736
Iron Mountain, Inc. REIT	33,373	1,083,955
Kilroy Realty Corp. REIT	6,000	439,320
Kimco Realty Corp. REIT	78,886	1,984,772
Lamar Advertising Co. Class A	26,269	1,766,328
Liberty Property Trust REIT	30,163	1,191,438
Life Storage, Inc. REIT	5,655	482,145
Macerich Co. REIT	12,861	911,073
MFA Financial, Inc.	127,245	970,879
Mid-America Apartment Communities, Inc. REIT	13,904	1,361,480
National Retail Properties, Inc.	14,596	645,143
Omega Healthcare Investors, Inc.	41,602	1,300,479
Outfront Media, Inc.	47,550	1,182,569
Piedmont Office Realty Trust, Inc. Class A	25,170	526,305
Rayonier, Inc.	10,093	268,474

See accompanying notes to financial statements.

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Retail Properties of America, Inc. Class A	35,282	$540,873
Senior Housing Properties Trust	40,323	763,314
Starwood Property Trust, Inc.	38,100	836,295
STORE Capital Corp.	13,400	331,114
Sun Communities, Inc. REIT	9,819	752,234
Tanger Factory Outlet Centers, Inc.	32,075	1,147,644
Taubman Centers, Inc.	9,476	700,561
Two Harbors Investment Corp.	74,383	648,620
Weingarten Realty Investors REIT	19,684	704,490
WP Carey, Inc.	10,799	638,113

		34,997,716

ROAD & RAIL — 0.8%
CSX Corp.	64,565	2,319,821
Ryder System, Inc.	11,328	843,256

		3,163,077

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Analog Devices, Inc.	26,476	1,922,687
KLA-Tencor Corp.	17,877	1,406,562
Linear Technology Corp.	30,839	1,922,812
Marvell Technology Group, Ltd.	139,212	1,930,870
Maxim Integrated Products, Inc.	32,657	1,259,581
Microchip Technology, Inc.	19,232	1,233,733
Xilinx, Inc.	16,549	999,063

		10,675,308

SOFTWARE — 1.6%
CA, Inc.	35,857	1,139,177
Symantec Corp.	212,961	5,087,638

		6,226,815

SPECIALTY RETAIL — 4.9%
Best Buy Co., Inc.	96,180	4,104,001
Dick’s Sporting Goods, Inc.	13,010	690,831
Foot Locker, Inc.	28,377	2,011,646
GameStop Corp. Class A	35,121	887,156
Gap, Inc.	76,896	1,725,546
L Brands, Inc.	37,755	2,485,789
Penske Automotive Group, Inc.	11,050	572,832
Staples, Inc.	223,050	2,018,602
Tiffany & Co.	34,096	2,640,053
Williams-Sonoma, Inc.	30,545	1,478,073

		18,614,529

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.1%
HP, Inc.	139,312	2,067,390
NetApp, Inc.	88,002	3,103,831
Western Digital Corp.	98,095	6,665,555

		11,836,776

TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Coach, Inc.	66,807	2,339,581
Ralph Lauren Corp.	19,704	1,779,665

		4,119,246

TRADING COMPANIES & DISTRIBUTORS — 1.3%
Fastenal Co.	31,053	1,458,870
MSC Industrial Direct Co., Inc. Class A	10,602	979,519
W.W. Grainger, Inc.	6,042	1,403,254
Watsco, Inc.	7,015	1,039,062

		4,880,705

TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	5,100	416,670

WATER UTILITIES — 0.1%
Aqua America, Inc.	8,740	262,550

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Telephone & Data Systems, Inc.	31,087	897,482

TOTAL COMMON STOCKS (Cost $334,485,598)		378,579,283

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (b) (c) (Cost $394,411)	394,411	394,411

TOTAL INVESTMENTS — 99.8% (Cost $334,880,009)		378,973,694
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		855,749

NET ASSETS — 100.0%		$379,829,443

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day yield at December 31, 2016.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$409,352	$—	$—	$409,352
Air Freight & Logistics	2,921,548	—	—	2,921,548
Airlines	1,966,163	—	—	1,966,163
Auto Components	1,275,046	—	—	1,275,046
Automobiles	3,988,024	—	—	3,988,024
Banks	6,103,938	—	—	6,103,938
Building Products	407,891	—	—	407,891
Capital Markets	12,448,296	—	—	12,448,296
Chemicals	16,042,118	—	—	16,042,118
Commercial Services & Supplies	3,819,186	—	—	3,819,186
Communications Equipment	3,558,805	—	—	3,558,805
Construction & Engineering	1,880,474	—	—	1,880,474
Consumer Finance	1,285,533	—	—	1,285,533
Containers & Packaging	11,034,547	—	—	11,034,547
Distributors	3,311,608	—	—	3,311,608
Diversified Consumer Services	1,785,587	—	—	1,785,587
Diversified Telecommunication Services	5,800,766	—	—	5,800,766
Electric Utilities	18,848,293	—	—	18,848,293
Electrical Equipment	9,489,227	—	—	9,489,227
Electronic Equipment, Instruments & Components	5,567,019	—	—	5,567,019
Energy Equipment & Services	11,171,473	—	—	11,171,473
Equity Real Estate Investment Trusts (REITs)	984,491	—	—	984,491
Food & Staples Retailing	1,554,610	—	—	1,554,610
Food Products	7,379,950	—	—	7,379,950
Gas Utilities	1,616,243	—	—	1,616,243
Health Care Equipment & Supplies	1,712,518	—	—	1,712,518
Health Care Providers & Services	5,390,379	—	—	5,390,379
Hotels, Restaurants & Leisure	12,789,845	—	—	12,789,845
Household Durables	6,638,012	—	—	6,638,012
Household Products	1,144,271	—	—	1,144,271
Independent Power Producers & Energy Traders	2,466,831	—	—	2,466,831
Insurance	20,880,335	—	—	20,880,335
Internet Software & Services	287,603	—	—	287,603
IT Services	9,843,165	—	—	9,843,165
Leisure Equipment & Products	4,398,918	—	—	4,398,918
Machinery	16,350,973	—	—	16,350,973
Media	9,654,483	—	—	9,654,483
Metals & Mining	8,675,752	—	—	8,675,752
Mortgage Real Estate Investment	905,521	—	—	905,521
Multi-Utilities	13,878,725	—	—	13,878,725
Multiline Retail	13,425,740	—	—	13,425,740
Oil, Gas & Consumable Fuels	14,671,185	—	—	14,671,185
Paper & Forest Products	834,305	—	—	834,305
Personal Products	904,475	—	—	904,475
Professional Services	2,985,185	—	—	2,985,185
Real Estate Investment Trusts (REITs)	34,997,716	—	—	34,997,716
Road & Rail	3,163,077	—	—	3,163,077
Semiconductors & Semiconductor Equipment	10,675,308	—	—	10,675,308
Software	6,226,815	—	—	6,226,815
Specialty Retail	18,614,529	—	—	18,614,529

See accompanying notes to financial statements.

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Technology Hardware, Storage & Peripherals	$11,836,776	$—	$—	$11,836,776
Textiles, Apparel & Luxury Goods	4,119,246	—	—	4,119,246
Trading Companies & Distributors	4,880,705	—	—	4,880,705
Transportation Infrastructure	416,670	—	—	416,670
Water Utilities	262,550	—	—	262,550
Wireless Telecommunication Services	897,482	—	—	897,482
Short-Term Investment	394,411	—	—	394,411

TOTAL INVESTMENTS	$378,973,694	$—	$—	$378,973,694

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	470,999	$470,999	8,493,333	8,964,332	—	$—	$730	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	18,152,751	17,758,340	394,411	394,411	1,580	—

TOTAL		$470,999				$394,411	$2,310	$—

See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.4%
Arconic, Inc.	27,765	$514,763
B/E Aerospace, Inc.	7,585	456,541
Boeing Co.	2,916	453,963
BWX Technologies, Inc.	16,426	652,112
General Dynamics Corp.	3,258	562,526
HEICO Corp.	1,302	100,449
HEICO Corp. Class A	2,602	176,676
Hexcel Corp.	6,116	314,607
Huntington Ingalls Industries, Inc.	9,032	1,663,604
L3 Technologies, Inc. (a)	3,172	482,493
Lockheed Martin Corp.	479	119,721
Northrop Grumman Corp.	2,455	570,984
Orbital ATK, Inc.	1,808	158,616
Raytheon Co.	2,594	368,348
Rockwell Collins, Inc.	3,012	279,393
Spirit AeroSystems Holdings, Inc. Class A	26,062	1,520,718
Textron, Inc.	9,676	469,867
TransDigm Group, Inc.	1,059	263,649
United Technologies Corp.	2,990	327,764

		9,456,794

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	17,793	1,303,515
Expeditors International of Washington, Inc.	17,233	912,660
FedEx Corp.	2,545	473,879
United Parcel Service, Inc. Class B	3,026	346,900

		3,036,954

AIRLINES — 2.3%
Alaska Air Group, Inc.	13,339	1,183,569
American Airlines Group, Inc.	28,211	1,317,172
Copa Holdings SA Class A	2,170	197,101
Delta Air Lines, Inc.	25,245	1,241,802
JetBlue Airways Corp. (a)	30,677	687,778
Southwest Airlines Co.	34,224	1,705,724
Spirit Airlines, Inc. (a)	19,539	1,130,526
United Continental Holdings, Inc. (a)	24,045	1,752,400

		9,216,072

AUTO COMPONENTS — 1.1%
BorgWarner, Inc.	4,699	185,329
Delphi Automotive PLC	2,773	186,761
Gentex Corp.	49,806	980,680
Goodyear Tire & Rubber Co.	15,216	469,718
Lear Corp.	10,722	1,419,271
Visteon Corp.	12,718	1,021,764

		4,263,523

AUTOMOBILES — 0.7%
Ford Motor Co.	17,687	214,543
General Motors Co.	8,434	293,840
Harley-Davidson, Inc.	21,505	1,254,602
Thor Industries, Inc.	11,596	1,160,180

		2,923,165

BANKS — 2.0%
Associated Banc-Corp.	6,658	164,453
Bank of America Corp.	2,762	61,040

Bank of Hawaii Corp.	1,714	152,015
BankUnited, Inc.	1,758	66,259
BB&T Corp.	5,623	264,393
BOK Financial Corp.	1,199	99,565
CIT Group, Inc.	8,027	342,592
Citigroup, Inc.	1,635	97,168
Citizens Financial Group, Inc.	7,280	259,386
Comerica, Inc.	5,147	350,562
Commerce Bancshares, Inc.	3,079	177,997
Cullen/Frost Bankers, Inc.	2,432	214,575
East West Bancorp, Inc.	3,998	203,218
Fifth Third Bancorp	22,374	603,427
First Horizon National Corp.	6,527	130,605
First Republic Bank	2,081	191,743
Huntington Bancshares, Inc.	17,489	231,205
JPMorgan Chase & Co.	582	50,221
KeyCorp.	16,625	303,739
M&T Bank Corp.	1,465	229,170
PacWest Bancorp	5,152	280,475
People’s United Financial, Inc.	7,561	146,381
PNC Financial Services Group, Inc.	2,186	255,675
Popular, Inc.	24,297	1,064,695
Regions Financial Corp.	33,570	482,065
Signature Bank (a)	557	83,661
SunTrust Banks, Inc.	8,883	487,233
SVB Financial Group (a)	946	162,390
Synovus Financial Corp.	5,234	215,013
TCF Financial Corp.	9,904	194,019
US Bancorp	3,304	169,726
Western Alliance Bancorp (a)	2,512	122,360
Zions Bancorp	4,987	214,641

		8,071,667

BEVERAGES — 0.3%
Brown-Forman Corp. Class A	1,100	50,875
Brown-Forman Corp. Class B	3,128	140,510
Coca-Cola Co.	1,532	63,517
Constellation Brands, Inc. Class A	1,595	244,529
Dr. Pepper Snapple Group, Inc.	3,160	286,517
Molson Coors Brewing Co. Class B	1,640	159,588
Monster Beverage Corp. (a)	503	22,303
PepsiCo, Inc.	1,341	140,309

		1,108,148

BIOTECHNOLOGY — 0.3%
AbbVie, Inc.	1,823	114,156
Amgen, Inc.	790	115,506
Biogen, Inc. (a)	1,389	393,893
Celgene Corp. (a)	504	58,338
Gilead Sciences, Inc.	1,715	122,811
OPKO Health, Inc. (a)	5,788	53,829
Regeneron Pharmaceuticals, Inc. (a)	70	25,696
Seattle Genetics, Inc. (a)	842	44,432
United Therapeutics Corp. (a)	2,227	319,419

		1,248,080

BUILDING PRODUCTS — 0.8%
Allegion PLC	899	57,536
AO Smith Corp.	11,786	558,067
Armstrong World Industries, Inc. (a)	1,626	67,967
Fortune Brands Home & Security, Inc.	4,334	231,696

See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Lennox International, Inc.	3,873	$593,227
Masco Corp.	21,105	667,340
Owens Corning	14,305	737,566
USG Corp. (a)	13,430	387,858

		3,301,257

CAPITAL MARKETS — 3.1%
Affiliated Managers Group, Inc. (a)	2,849	413,960
Ameriprise Financial, Inc.	3,456	383,409
Artisan Partners Asset Management, Inc. Class A	3,341	99,395
Bank of New York Mellon Corp.	3,635	172,226
BlackRock, Inc.	246	93,613
CBOE Holdings, Inc.	5,492	405,804
Charles Schwab Corp.	1,777	70,138
CME Group, Inc.	1,823	210,283
Donnelley Financial Solutions, Inc. (a)	7,025	161,434
E*TRADE Financial Corp. (a)	4,017	139,189
Eaton Vance Corp.	28,073	1,175,697
FactSet Research Systems, Inc.	3,222	526,571
Federated Investors, Inc. Class B	14,130	399,596
Franklin Resources, Inc.	20,904	827,380
Goldman Sachs Group, Inc.	606	145,107
Interactive Brokers Group, Inc. Class A	1,125	41,074
Intercontinental Exchange, Inc.	2,416	136,311
Invesco, Ltd.	17,982	545,574
Lazard, Ltd. Class A	20,906	859,028
LPL Financial Holdings, Inc.	6,067	213,619
MarketAxess Holdings, Inc.	3,327	488,803
Moody’s Corp.	5,756	542,618
Morgan Stanley	3,140	132,665
Morningstar, Inc.	1,078	79,298
MSCI, Inc.	4,929	388,307
Nasdaq, Inc.	5,251	352,447
Northern Trust Corp.	2,860	254,683
NorthStar Asset Management Group, Inc.	33,615	501,536
Raymond James Financial, Inc.	2,082	144,220
S&P Global, Inc.	5,871	631,367
SEI Investments Co.	4,387	216,542
State Street Corp. (b)	1,258	97,772
T Rowe Price Group, Inc.	14,593	1,098,269
TD Ameritrade Holding Corp.	4,297	187,349
Voya Financial, Inc.	5,048	197,983

		12,333,267

CHEMICALS — 3.1%
AdvanSix, Inc. (a)	8,725	193,172
Air Products & Chemicals, Inc.	4,371	628,637
Albemarle Corp.	782	67,315
Ashland Global Holdings, Inc.	2,268	247,870
Axalta Coating Systems, Ltd. (a)	3,924	106,733
Cabot Corp.	13,967	705,892
Celanese Corp. Series A	7,603	598,660
CF Industries Holdings, Inc.	1,472	46,339
Dow Chemical Co.	14,342	820,649
E.I. du Pont de Nemours & Co.	2,499	183,427
Eastman Chemical Co.	13,477	1,013,605
Ecolab, Inc.	2,115	247,920
FMC Corp.	1,163	65,779
Huntsman Corp.	49,387	942,304

International Flavors & Fragrances, Inc.	2,562	301,880
LyondellBasell Industries NV Class A	8,007	686,840
Monsanto Co.	2,909	306,056
Mosaic Co.	35,164	1,031,360
NewMarket Corp.	621	263,205
PPG Industries, Inc.	6,171	584,764
Praxair, Inc.	5,572	652,983
RPM International, Inc.	17,817	959,089
Scotts Miracle-Gro Co. Class A	3,709	354,395
Sherwin-Williams Co.	1,457	391,554
Valspar Corp.	3,815	395,272
Valvoline, Inc.	6,624	142,416
Westlake Chemical Corp.	4,643	259,962
WR Grace & Co.	866	58,576

		12,256,654

COMMERCIAL SERVICES & SUPPLIES — 0.9%
Cintas Corp.	6,242	721,326
Clean Harbors, Inc. (a)	6,602	367,401
Copart, Inc. (a)	16,186	896,866
Covanta Holding Corp.	2,725	42,510
KAR Auction Services, Inc.	9,173	390,953
LSC Communications, Inc.	6,183	183,511
Pitney Bowes, Inc.	1,924	29,226
Republic Services, Inc. Class A	6,672	380,638
Rollins, Inc.	8,028	271,186
RR Donnelley & Sons Co.	2,740	44,717
Waste Management, Inc.	5,951	421,985

		3,750,319

COMMUNICATIONS EQUIPMENT — 1.3%
Arista Networks, Inc. (a)	2,886	279,278
ARRIS International PLC (a)	3,150	94,910
Brocade Communications Systems, Inc.	22,923	286,308
Cisco Systems, Inc.	6,306	190,567
EchoStar Corp. Class A (a)	6,588	338,558
F5 Networks, Inc. (a)	11,769	1,703,210
Harris Corp.	7,996	819,350
Juniper Networks, Inc.	9,578	270,674
Motorola Solutions, Inc.	13,199	1,094,065
Palo Alto Networks, Inc. (a)	558	69,778

		5,146,698

CONSTRUCTION & ENGINEERING — 1.5%
AECOM (a)	16,431	597,431
Fluor Corp.	18,927	994,046
Jacobs Engineering Group, Inc. (a)	30,683	1,748,931
KBR, Inc.	15,174	253,254
Quanta Services, Inc. (a)	53,200	1,854,020
Valmont Industries, Inc.	2,795	393,816

		5,841,498

CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	5,447	536,693
Martin Marietta Materials, Inc.	2,744	607,878
Vulcan Materials Co.	1,852	231,778

		1,376,349

CONSUMER FINANCE — 0.9%
Ally Financial, Inc.	9,862	187,575
American Express Co.	4,413	326,915

See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Capital One Financial Corp.	5,207	$454,259
Credit Acceptance Corp. (a)	717	155,955
Discover Financial Services.	14,302	1,031,031
Navient Corp.	32,868	540,021
Santander Consumer USA Holdings, Inc. (a)	3,474	46,899
SLM Corp. (a)	15,673	172,717
Synchrony Financial	22,378	811,650

		3,727,022

CONTAINERS & PACKAGING — 2.0%
AptarGroup, Inc.	2,797	205,440
Avery Dennison Corp.	12,864	903,310
Ball Corp.	1,090	81,826
Bemis Co., Inc.	11,804	564,467
Berry Plastics Group, Inc. (a)	8,934	435,354
Crown Holdings, Inc. (a)	5,401	283,931
Graphic Packaging Holding Co.	26,776	334,164
International Paper Co.	29,083	1,543,144
Owens-Illinois, Inc. (a)	7,462	129,913
Packaging Corp. of America	12,538	1,063,473
Sealed Air Corp.	11,364	515,244
Silgan Holdings, Inc.	1,914	97,959
Sonoco Products Co.	17,814	938,798
WestRock Co.	19,253	977,475

		8,074,498

DISTRIBUTORS — 0.8%
Genuine Parts Co.	18,500	1,767,490
LKQ Corp. (a)	22,788	698,452
Pool Corp.	5,603	584,617

		3,050,559

DIVERSIFIED CONSUMER SERVICES — 0.1%
Graham Holdings Co. Class B	71	36,349
H&R Block, Inc.	4,395	101,041
Service Corp. International	9,466	268,834
ServiceMaster Global Holdings, Inc. (a)	2,924	110,147

		516,371

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Berkshire Hathaway, Inc. Class B (a)	1,477	240,721
Leucadia National Corp.	4,488	104,346

		345,067

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	2,168	92,205
CenturyLink, Inc.	41,839	994,931
Frontier Communications Corp.	30,516	103,144
Level 3 Communications, Inc. (a)	17,544	988,780
SBA Communications Corp. Class A (a)	1,311	135,374
Verizon Communications, Inc.	4,404	235,086
Zayo Group Holdings, Inc. (a)	6,859	225,387

		2,774,907

ELECTRIC UTILITIES — 3.2%
Alliant Energy Corp.	17,630	668,001
American Electric Power Co., Inc.	12,769	803,936
Avangrid, Inc.	2,046	77,502
Duke Energy Corp.	6,233	483,805
Edison International	18,949	1,364,139
Entergy Corp.	11,649	855,852

Eversource Energy	8,363	461,889
Exelon Corp.	44,885	1,592,969
FirstEnergy Corp.	24,511	759,106
Great Plains Energy, Inc.	11,828	323,496
Hawaiian Electric Industries, Inc.	8,546	282,616
NextEra Energy, Inc.	3,861	461,235
OGE Energy Corp.	22,885	765,503
PG&E Corp.	10,341	628,423
Pinnacle West Capital Corp.	12,878	1,004,870
PPL Corp.	9,828	334,643
Southern Co.	8,937	439,611
Westar Energy, Inc.	12,052	679,130
Xcel Energy, Inc.	21,043	856,450

		12,843,176

ELECTRICAL EQUIPMENT — 0.8%
Acuity Brands, Inc.	1,060	244,712
AMETEK, Inc.	2,942	142,981
Eaton Corp. PLC	13,224	887,198
Emerson Electric Co.	5,527	308,130
Hubbell, Inc.	4,273	498,659
Regal Beloit Corp.	2,449	169,593
Rockwell Automation, Inc.	5,612	754,253

		3,005,526

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.7%
Amphenol Corp. Class A	8,806	591,763
Arrow Electronics, Inc. (a)	10,099	720,059
Avnet, Inc.	2,600	123,786
CDW Corp.	4,591	239,145
Cognex Corp.	8,222	523,083
Corning, Inc.	73,603	1,786,345
Dolby Laboratories, Inc. Class A	11,026	498,265
FLIR Systems, Inc.	16,293	589,644
IPG Photonics Corp. (a)	2,572	253,882
Jabil Circuit, Inc.	6,585	155,867
Keysight Technologies, Inc. (a)	17,134	626,590
National Instruments Corp.	6,694	206,309
Trimble, Inc. (a)	14,773	445,406
Zebra Technologies Corp. Class A (a)	1,684	144,420

		6,904,564

ENERGY EQUIPMENT & SERVICES — 1.5%
Baker Hughes, Inc.	2,842	184,645
Diamond Offshore Drilling, Inc.	1,324	23,435
Dril-Quip, Inc. (a)	4,047	243,022
FMC Technologies, Inc. (a)	46,368	1,647,455
Halliburton Co.	3,424	185,204
Helmerich & Payne, Inc.	10,011	774,851
Nabors Industries, Ltd.	17,252	282,933
National Oilwell Varco, Inc.	8,054	301,542
Oceaneering International, Inc.	1,882	53,091
Patterson-UTI Energy, Inc.	47,047	1,266,505
Rowan Cos. PLC Class A	9,987	188,655
RPC, Inc.	7,826	155,033
Schlumberger, Ltd.	1,565	131,382
Superior Energy Services, Inc.	20,307	342,782
Transocean, Ltd. (a)	20,753	305,899

		6,086,434

See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
CoreCivic, Inc. REIT	7,270	$177,824
Quality Care Properties, Inc. REIT (a)	11,681	181,056

		358,880

FOOD & STAPLES RETAILING — 1.3%
Casey’s General Stores, Inc.	1,841	218,858
Costco Wholesale Corp.	2,701	432,457
CVS Health Corp.	631	49,792
Kroger Co.	3,503	120,889
Rite Aid Corp. (a)	6,592	54,318
Sprouts Farmers Market, Inc. (a)	9,482	179,399
Sysco Corp.	46,634	2,582,125
US Foods Holding Corp. (a)	3,710	101,951
Wal-Mart Stores, Inc.	1,978	136,719
Walgreens Boots Alliance, Inc.	3,953	327,150
Whole Foods Market, Inc.	28,885	888,503

		5,092,161

FOOD PRODUCTS — 3.1%
Archer-Daniels-Midland Co.	40,258	1,837,778
Blue Buffalo Pet Products, Inc. (a)	3,461	83,202
Bunge, Ltd.	5,334	385,328
Campbell Soup Co.	5,875	355,261
ConAgra Foods, Inc.	8,286	327,711
Flowers Foods, Inc.	1,665	33,250
General Mills, Inc.	8,489	524,366
Hain Celestial Group, Inc. (a)	4,209	164,277
Hershey Co.	7,337	758,866
Hormel Foods Corp.	5,998	208,790
Ingredion, Inc.	9,600	1,199,616
J.M. Smucker Co.	5,282	676,413
Kellogg Co.	2,767	203,956
Lamb Weston Holdings, Inc. (a)	29,707	1,124,410
McCormick & Co., Inc.	5,874	548,220
Mead Johnson Nutrition Co.	5,342	378,000
Mondelez International, Inc. Class A	7,535	334,027
Pilgrim’s Pride Corp.	9,623	182,741
Pinnacle Foods, Inc.	7,618	407,182
Post Holdings, Inc. (a)	4,324	347,606
TreeHouse Foods, Inc. (a)	1,489	107,491
Tyson Foods, Inc. Class A	32,348	1,995,225
WhiteWave Foods Co. (a)	4,651	258,596

		12,442,312

GAS UTILITIES — 0.5%
Atmos Energy Corp.	6,626	491,318
National Fuel Gas Co.	4,657	263,773
UGI Corp.	26,367	1,214,991

		1,970,082

HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Abbott Laboratories.	4,479	172,038
Abiomed, Inc. (a)	2,517	283,616
Alere, Inc. (a)	3,980	155,101
Align Technology, Inc. (a)	6,904	663,681
Baxter International, Inc.	8,046	356,760
Becton Dickinson and Co.	2,562	424,139
Boston Scientific Corp. (a)	5,571	120,501
C.R. Bard, Inc.	2,380	534,691

Cooper Cos., Inc.	2,563	448,346
Danaher Corp.	2,627	204,486
DENTSPLY SIRONA, Inc.	3,662	211,407
Edwards Lifesciences Corp. (a)	6,174	578,504
Hill-Rom Holdings, Inc.	8,202	460,460
Hologic, Inc. (a)	6,035	242,124
IDEXX Laboratories, Inc. (a)	4,423	518,685
Intuitive Surgical, Inc. (a)	839	532,069
Medtronic PLC	1,684	119,951
ResMed, Inc.	6,399	397,058
St. Jude Medical, Inc.	4,543	364,303
Stryker Corp.	3,502	419,575
Teleflex, Inc.	2,397	386,276
Varian Medical Systems, Inc. (a)	7,040	632,051
West Pharmaceutical Services, Inc.	6,245	529,763

		8,755,585

HEALTH CARE PROVIDERS & SERVICES — 2.9%
Aetna, Inc.	8,929	1,107,285
AmerisourceBergen Corp.	865	67,634
Anthem, Inc.	5,308	763,131
Cardinal Health, Inc.	5,577	401,377
Centene Corp. (a)	10,180	575,272
Cigna Corp.	4,242	565,840
DaVita, Inc. (a)	3,740	240,108
Envision Healthcare Corp. (a)	1,231	77,910
Express Scripts Holding Co. (a)	5,162	355,094
HCA Holdings, Inc. (a)	12,657	936,871
Henry Schein, Inc. (a)	4,757	721,685
Humana, Inc.	5,624	1,147,465
Laboratory Corp. of America Holdings (a)	556	71,379
LifePoint Health, Inc. (a)	1,566	88,949
McKesson Corp.	803	112,781
MEDNAX, Inc. (a)	1,920	127,987
Patterson Cos., Inc.	7,834	321,429
Premier, Inc. Class A (a)	548	16,637
Quest Diagnostics, Inc.	10,248	941,791
UnitedHealth Group, Inc.	1,340	214,454
Universal Health Services, Inc. Class B	5,261	559,665
VCA, Inc. (a)	8,210	563,617
WellCare Health Plans, Inc. (a)	9,780	1,340,643

		11,319,004

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)	2,532	119,941
Veeva Systems, Inc. Class A (a)	5,919	240,903

		360,844

HOTELS, RESTAURANTS & LEISURE — 3.1%
Aramark	11,404	407,351
Brinker International, Inc.	18,243	903,576
Carnival Corp.	9,110	474,267
Chipotle Mexican Grill, Inc. Class A (a)	306	115,460
Choice Hotels International, Inc.	1,968	110,306
Darden Restaurants, Inc.	21,895	1,592,204
Domino’s Pizza, Inc.	4,657	741,581
Dunkin’ Brands Group, Inc.	4,604	241,434
Extended Stay America, Inc.	4,458	71,997
Hilton Worldwide Holdings, Inc.	7,416	201,715
Hyatt Hotels Corp. Class A (a)	2,746	151,744

See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

International Game Technology PLC	4,443	$113,385
Las Vegas Sands Corp.	5,055	269,988
Marriott International, Inc. Class A	6,590	544,861
McDonald’s Corp.	1,805	219,705
MGM Resorts International (a)	5,030	145,015
Norwegian Cruise Line Holdings, Ltd. (a)	706	30,026
Panera Bread Co. Class A (a)	2,597	532,619
Royal Caribbean Cruises, Ltd.	1,569	128,721
Six Flags Entertainment Corp.	5,712	342,491
Starbucks Corp.	2,896	160,786
Vail Resorts, Inc.	4,425	713,797
Wendy’s Co.	25,409	343,530
Wyndham Worldwide Corp.	8,163	623,408
Wynn Resorts, Ltd.	1,248	107,964
Yum China Holdings, Inc. (a)	43,524	1,136,847
Yum! Brands, Inc.	27,956	1,770,453

		12,195,231

HOUSEHOLD DURABLES — 1.6%
D.R. Horton, Inc.	11,639	318,094
Garmin, Ltd.	12,107	587,068
Harman International Industries, Inc.	10,402	1,156,286
Leggett & Platt, Inc.	17,667	863,563
Lennar Corp. Class A	1,758	75,471
Mohawk Industries, Inc. (a)	1,267	252,995
Newell Brands, Inc.	2,642	117,965
NVR, Inc. (a)	225	375,525
PulteGroup, Inc.	5,572	102,413
Tempur Sealy International, Inc. (a)	1,107	75,586
Toll Brothers, Inc. (a)	2,164	67,084
Tupperware Brands Corp.	11,867	624,442
Whirlpool Corp.	9,701	1,763,351

		6,379,843

HOUSEHOLD PRODUCTS — 0.4%
Church & Dwight Co., Inc.	13,131	580,259
Clorox Co.	1,842	221,077
Colgate-Palmolive Co.	3,880	253,907
Energizer Holdings, Inc.	3,667	163,585
Kimberly-Clark Corp.	1,355	154,633
Procter & Gamble Co.	1,091	91,731
Spectrum Brands Holdings, Inc.	2,635	322,339

		1,787,531

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.4%
AES Corp.	105,810	1,229,512
Calpine Corp. (a)	11,432	130,668
NRG Energy, Inc.	26,087	319,827

		1,680,007

INDUSTRIAL CONGLOMERATES — 0.4%
3M Co.	1,591	284,105
Carlisle Cos., Inc.	7,333	808,757
Honeywell International, Inc.	1,706	197,640
Roper Technologies, Inc.	680	124,494

		1,414,996

INSURANCE — 6.0%
Aflac, Inc.	12,890	897,144
Alleghany Corp. (a)	672	408,657

Allied World Assurance Co. Holdings AG	4,773	256,358
Allstate Corp.	11,402	845,116
American Financial Group, Inc.	3,198	281,808
American International Group, Inc.	1,349	88,103
American National Insurance Co.	718	89,470
AmTrust Financial Services, Inc.	4,164	114,010
Aon PLC	6,817	760,300
Arch Capital Group, Ltd. (a)	4,601	397,020
Arthur J Gallagher & Co.	14,855	771,866
Aspen Insurance Holdings, Ltd.	7,596	417,780
Assurant, Inc.	2,083	193,427
Assured Guaranty, Ltd.	47,599	1,797,814
Axis Capital Holdings, Ltd.	11,524	752,172
Brown & Brown, Inc.	13,506	605,879
Chubb, Ltd.	1,754	231,739
Cincinnati Financial Corp.	9,412	712,959
CNA Financial Corp.	940	39,010
Endurance Specialty Holdings, Ltd.	5,494	507,646
Erie Indemnity Co. Class A	574	64,546
Everest Re Group, Ltd.	4,706	1,018,378
First American Financial Corp.	15,189	556,373
FNF Group	16,421	557,657
Hanover Insurance Group, Inc.	3,944	358,943
Hartford Financial Services Group, Inc.	8,637	411,553
Lincoln National Corp.	8,343	552,891
Loews Corp.	7,629	357,266
Markel Corp. (a)	219	198,086
Marsh & McLennan Cos., Inc.	17,292	1,168,766
Mercury General Corp.	2,006	120,781
MetLife, Inc.	4,884	263,199
Old Republic International Corp.	15,959	303,221
Principal Financial Group, Inc.	10,096	584,155
ProAssurance Corp.	2,017	113,355
Progressive Corp.	31,589	1,121,410
Prudential Financial, Inc.	5,136	534,452
Reinsurance Group of America, Inc.	6,309	793,861
RenaissanceRe Holdings, Ltd.	4,633	631,107
Torchmark Corp.	10,755	793,289
Travelers Cos., Inc.	4,764	583,209
Unum Group	18,392	807,961
Validus Holdings, Ltd.	9,261	509,448
White Mountains Insurance Group, Ltd.	293	244,963
WR Berkley Corp.	7,297	485,323
XL Group, Ltd.	9,551	355,870

		23,658,341

INTERNET & CATALOG RETAIL — 0.4%
Amazon.com, Inc. (a)	71	53,241
Expedia, Inc.	717	81,222
Groupon, Inc. (a)	135,094	448,512
Liberty Expedia Holdings, Inc. Class A (a)	8,706	345,367
Liberty Interactive Corp. QVC Group Class A (a)	2,390	47,752
Liberty Ventures Series A (a)	4,583	168,975
Priceline Group, Inc. (a)	187	274,153

		1,419,222

See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

INTERNET SOFTWARE & SERVICES — 0.6%
Akamai Technologies, Inc. (a)	13,661	$910,916
CommerceHub, Inc. Series A (a)	427	6,409
CommerceHub, Inc. Series C (a)	777	11,678
CoStar Group, Inc. (a)	146	27,520
eBay, Inc. (a)	31,986	949,664
Facebook, Inc. Class A (a)	286	32,904
IAC/InterActiveCorp	1,534	99,388
Match Group, Inc. (a)	1,881	32,165
VeriSign, Inc. (a)	2,250	171,158
Yelp, Inc. (a)	3,786	144,360

		2,386,162

IT SERVICES — 2.7%
Accenture PLC Class A	3,293	385,709
Alliance Data Systems Corp.	441	100,769
Amdocs, Ltd.	13,233	770,822
Automatic Data Processing, Inc.	3,950	405,981
Booz Allen Hamilton Holding Corp.	6,696	241,525
Broadridge Financial Solutions, Inc.	8,274	548,566
Cognizant Technology Solutions Corp. Class A (a)	6,528	365,764
Computer Sciences Corp.	5,292	314,451
CoreLogic, Inc. (a)	5,363	197,519
CSRA, Inc.	5,078	161,684
DST Systems, Inc.	2,354	252,231
Euronet Worldwide, Inc. (a)	2,173	157,390
Fidelity National Information Services, Inc.	877	66,336
Fiserv, Inc. (a)	3,538	376,019
FleetCor Technologies, Inc. (a)	1,400	198,128
Gartner, Inc. (a)	3,172	320,594
Genpact, Ltd. (a)	6,948	169,114
Global Payments, Inc.	301	20,892
International Business Machines Corp.	1,339	222,261
Jack Henry & Associates, Inc.	4,964	440,704
Leidos Holdings, Inc.	11,550	590,667
MasterCard, Inc. Class A	1,462	150,952
Paychex, Inc.	6,359	387,136
PayPal Holdings, Inc. (a)	6,384	251,976
Sabre Corp.	4,902	122,305
Teradata Corp. (a)	7,384	200,623
Total System Services, Inc.	4,447	218,036
Vantiv, Inc. Class A (a)	5,691	339,297
Visa, Inc. Class A	1,115	86,992
Western Union Co.	84,684	1,839,337
WEX, Inc. (a)	2,597	289,825
Xerox Corp.	37,038	323,342

		10,516,947

LEISURE EQUIPMENT & PRODUCTS — 0.7%
Brunswick Corp.	10,150	553,581
Hasbro, Inc.	9,195	715,279
Mattel, Inc.	24,371	671,421
Polaris Industries, Inc.	8,286	682,684
Vista Outdoor, Inc. (a)	2,887	106,530

		2,729,495

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	7,278	331,586
Bio-Rad Laboratories, Inc. Class A (a)	1,260	229,673

Bio-Techne Corp.	3,557	365,766
Bruker Corp.	7,287	154,339
Charles River Laboratories International, Inc. (a)	1,896	144,456
Illumina, Inc. (a)	394	50,448
Mettler-Toledo International, Inc. (a)	1,478	618,632
Patheon NV (a)	3,368	96,695
PerkinElmer, Inc.	2,371	123,648
QIAGEN NV (a)	6,029	168,932
Quintiles IMS Holdings, Inc. (a)	1,199	91,184
Thermo Fisher Scientific, Inc.	1,483	209,251
VWR Corp. (a)	5,081	127,177
Waters Corp. (a)	2,385	320,520

		3,032,307

MACHINERY — 5.3%
AGCO Corp.	10,820	626,045
Allison Transmission Holdings, Inc.	12,046	405,830
Caterpillar, Inc.	4,990	462,773
Colfax Corp. (a)	8,731	313,705
Crane Co.	5,765	415,772
Cummins, Inc.	15,545	2,124,535
Deere & Co.	4,554	469,244
Donaldson Co., Inc.	14,700	618,576
Dover Corp.	7,257	543,767
Flowserve Corp.	6,413	308,145
Fortive Corp.	11,083	594,381
Graco, Inc.	6,856	569,665
IDEX Corp.	4,251	382,845
Illinois Tool Works, Inc.	4,111	503,433
Ingersoll-Rand PLC	7,461	559,873
ITT, Inc.	14,710	567,365
Lincoln Electric Holdings, Inc.	10,507	805,572
Manitowoc Foodservice, Inc. (a)	29,734	574,758
Middleby Corp. (a)	1,847	237,912
Nordson Corp.	4,666	522,825
Oshkosh Corp.	25,572	1,652,207
PACCAR, Inc.	16,486	1,053,455
Parker-Hannifin Corp.	7,302	1,022,280
Pentair PLC	2,377	133,278
Snap-on, Inc.	2,535	434,169
Stanley Black & Decker, Inc.	7,737	887,357
Terex Corp.	13,301	419,381
Timken Co.	13,444	533,727
Toro Co.	11,340	634,473
Trinity Industries, Inc.	18,196	505,121
WABCO Holdings, Inc. (a)	4,983	528,945
Wabtec Corp.	9,360	777,067
Xylem, Inc.	12,451	616,574

		20,805,055

MARINE — 0.2%
Kirby Corp. (a)	10,804	718,466

MEDIA — 2.3%
AMC Networks, Inc. Class A (a)	474	24,809
Cable One, Inc.	915	568,883
CBS Corp. Class B	14,311	910,466
Charter Communications, Inc. Class A (a)	226	65,070
Cinemark Holdings, Inc.	16,938	649,742

See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Clear Channel Outdoor Holdings, Inc. Class A	3,064	$15,473
Comcast Corp. Class A	2,433	167,999
Discovery Communications, Inc. Class A (a)	9,534	261,327
Discovery Communications, Inc. Class C (a)	14,864	398,058
DISH Network Corp. Class A (a)	1,219	70,617
Interpublic Group of Cos., Inc.	23,102	540,818
John Wiley & Sons, Inc. Class A	10,517	573,176
Liberty Media Corp.-Liberty SiriusXM Class A (a)	3,516	121,372
Liberty Media Corp.-Liberty SiriusXM Class C (a)	11,370	385,670
Live Nation Entertainment, Inc. (a)	5,461	145,262
Madison Square Garden Co. Class A (a)	189	32,415
News Corp. Class A	28,713	329,051
News Corp. Class B	7,856	92,701
Omnicom Group, Inc.	14,201	1,208,647
Regal Entertainment Group Class A	17,593	362,416
Scripps Networks Interactive, Inc. Class A	5,324	379,974
Sirius XM Holdings, Inc.	45,811	203,859
TEGNA, Inc.	6,317	135,121
Thomson Reuters Corp.	5,915	258,959
Time Warner, Inc.	4,934	476,279
Twenty-First Century Fox, Inc. Class A	4,690	131,508
Twenty-First Century Fox, Inc. Class B	1,304	35,534
Viacom, Inc. Class B	7,300	256,230
Walt Disney Co.	1,075	112,036

		8,913,472

METALS & MINING — 2.0%
Alcoa Corp.	30,574	858,518
Compass Minerals International, Inc.	1,719	134,684
Freeport-McMoRan, Inc. (a)	16,033	211,475
Newmont Mining Corp.	37,939	1,292,582
Nucor Corp.	25,007	1,488,417
Reliance Steel & Aluminum Co.	25,769	2,049,666
Royal Gold, Inc.	1,249	79,124
Southern Copper Corp.	807	25,775
Steel Dynamics, Inc.	41,189	1,465,505
Tahoe Resources, Inc.	7,915	74,559
United States Steel Corp.	2,632	86,882

		7,767,187

MORTGAGE REAL ESTATE INVESTMENT — 0.1%
AGNC Investment Corp. REIT	13,179	238,935

MULTI-UTILITIES — 2.4%
Ameren Corp.	21,317	1,118,290
CenterPoint Energy, Inc.	33,677	829,801
CMS Energy Corp.	17,013	708,081
Consolidated Edison, Inc.	13,712	1,010,300
Dominion Resources, Inc.	4,057	310,726
DTE Energy Co.	7,497	738,529
MDU Resources Group, Inc.	7,327	210,798
NiSource, Inc.	54,423	1,204,925
Public Service Enterprise Group, Inc.	29,337	1,287,308
SCANA Corp.	9,479	694,621
Sempra Energy	5,717	575,359

Vectren Corp.	11,739	612,189
WEC Energy Group, Inc.	2,470	144,865

		9,445,792

MULTILINE RETAIL — 2.1%
Dillard’s, Inc. Class A	5,086	318,841
Dollar General Corp.	14,070	1,042,165
JC Penney Co., Inc. (a)	59,285	492,658
Kohl’s Corp.	37,236	1,838,714
Macy’s, Inc.	40,087	1,435,516
Nordstrom, Inc.	36,596	1,754,046
Target Corp.	18,112	1,308,230

		8,190,170

OIL, GAS & CONSUMABLE FUELS — 2.3%
Antero Resources Corp. (a)	12,955	306,386
Apache Corp.	3,616	229,508
Cabot Oil & Gas Corp.	12,080	282,189
Chesapeake Energy Corp. (a)	142,435	999,894
Chevron Corp.	608	71,562
Cimarex Energy Co.	286	38,867
Concho Resources, Inc. (a)	1,077	142,810
ConocoPhillips	1,450	72,703
CONSOL Energy, Inc.	7,154	130,417
Continental Resources, Inc. (a)	781	40,253
Devon Energy Corp.	18,935	864,761
Diamondback Energy, Inc. (a)	1,089	110,054
Energen Corp.	1,684	97,116
EOG Resources, Inc.	290	29,319
EQT Corp.	6,377	417,056
Exxon Mobil Corp.	1,021	92,155
Hess Corp.	344	21,428
HollyFrontier Corp.	1,695	55,528
Kinder Morgan, Inc.	11,994	248,396
Kosmos Energy, Ltd. (a)	3,046	21,352
Laredo Petroleum, Inc. (a)	1,514	21,408
Marathon Oil Corp.	2,420	41,890
Marathon Petroleum Corp.	1,023	51,508
Murphy Oil Corp.	10,670	332,157
Newfield Exploration Co. (a)	4,805	194,602
Noble Energy, Inc.	436	16,594
ONEOK, Inc.	6,470	371,443
Parsley Energy, Inc. Class A (a)	1,220	42,993
Phillips 66	4,602	397,659
Pioneer Natural Resources Co.	1,161	209,061
QEP Resources, Inc.	6,140	113,037
Range Resources Corp.	1,996	68,583
Rice Energy, Inc. (a)	3,156	67,381
SM Energy Co.	9,299	320,630
Southwestern Energy Co. (a)	66,062	714,791
Spectra Energy Corp.	10,284	422,570
Targa Resources Corp.	224	12,560
Tesoro Corp.	1,261	110,274
Valero Energy Corp.	8,211	560,976
Whiting Petroleum Corp. (a)	2,368	28,463
Williams Cos., Inc.	14,307	445,520
World Fuel Services Corp.	5,477	251,449
WPX Energy, Inc. (a)	1,932	28,149

		9,095,452

See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp.	12,209	$476,517

PERSONAL PRODUCTS — 0.4%
Edgewell Personal Care Co. (a)	2,002	146,126
Estee Lauder Cos., Inc. Class A	3,427	262,131
Herbalife, Ltd. (a)	3,872	186,398
Nu Skin Enterprises, Inc. Class A	20,289	969,409

		1,564,064

PHARMACEUTICALS — 0.2%
Bristol-Myers Squibb Co.	943	55,109
Eli Lilly & Co.	1,633	120,107
Johnson & Johnson	963	110,947
Mallinckrodt PLC (a)	1,896	94,459
Merck & Co., Inc.	2,001	117,799
Pfizer, Inc.	1,872	60,803
Zoetis, Inc.	2,780	148,813

		708,037

PROFESSIONAL SERVICES — 0.5%
Dun & Bradstreet Corp.	1,968	238,758
Equifax, Inc.	5,591	661,024
ManpowerGroup, Inc.	4,652	413,423
Nielsen Holdings PLC	4,546	190,705
Robert Half International, Inc.	12,182	594,238

		2,098,148

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.2%
Alexandria Real Estate Equities, Inc.	1,335	148,359
American Campus Communities, Inc.	2,330	115,964
American Tower Corp. REIT	1,630	172,258
Apartment Investment & Management Co. Class A REIT	1,425	64,766
Apple Hospitality REIT, Inc.	2,566	51,269
AvalonBay Communities, Inc.	805	142,606
Boston Properties, Inc. REIT	894	112,447
Brandywine Realty Trust	1,749	28,876
Brixmor Property Group, Inc.	2,319	56,630
Camden Property Trust	3,302	277,599
Care Capital Properties, Inc.	2,895	72,375
Chimera Investment Corp.	19,577	333,201
Columbia Property Trust, Inc.	1,539	33,242
Communications Sales & Leasing, Inc. (a)	4,907	124,687
Corporate Office Properties Trust	16,226	506,576
Crown Castle International Corp. REIT	4,906	425,694
DCT Industrial Trust, Inc. REIT	3,249	155,562
Digital Realty Trust, Inc. REIT	2,728	268,053
Douglas Emmett, Inc.	2,869	104,891
Duke Realty Corp.	7,501	199,227
Empire State Realty Trust, Inc. Class A	2,474	49,950
EPR Properties	5,666	406,649
Equinix, Inc. REIT	345	123,306
Equity Commonwealth (a)	2,205	66,679
Equity LifeStyle Properties, Inc.	2,287	164,893
Equity One, Inc.	2,621	80,438
Equity Residential REIT	1,772	114,046
Essex Property Trust, Inc. REIT	227	52,777
Extra Space Storage, Inc. REIT	571	44,104
Federal Realty Investment Trust REIT	643	91,377

Forest City Realty Trust, Inc. Class A	7,095	147,860
Gaming and Leisure Properties, Inc.	8,652	264,924
General Growth Properties, Inc. REIT	7,472	186,651
Healthcare Trust of America, Inc. Class A	1,353	39,386
Highwoods Properties, Inc.	2,510	128,035
Hospitality Properties Trust	11,471	364,090
Host Hotels & Resorts, Inc. REIT	35,195	663,074
Iron Mountain, Inc. REIT	6,718	218,201
Kilroy Realty Corp. REIT	3,331	243,896
Kimco Realty Corp. REIT	16,119	405,554
Lamar Advertising Co. Class A	8,433	567,035
Liberty Property Trust REIT	10,927	431,616
Life Storage, Inc. REIT	390	33,251
Macerich Co. REIT	2,014	142,672
MFA Financial, Inc.	41,064	313,318
Mid-America Apartment Communities, Inc. REIT	2,269	222,180
National Retail Properties, Inc.	3,881	171,540
Omega Healthcare Investors, Inc.	3,082	96,343
Outfront Media, Inc.	1,080	26,860
Piedmont Office Realty Trust, Inc. Class A	4,720	98,695
Prologis, Inc. REIT	5,022	265,111
Public Storage REIT	447	99,904
Rayonier, Inc.	3,489	92,807
Realty Income Corp. REIT	2,746	157,840
Regency Centers Corp.	1,480	102,046
Retail Properties of America, Inc. Class A	7,911	121,276
Senior Housing Properties Trust	14,735	278,934
Simon Property Group, Inc. REIT	887	157,593
SL Green Realty Corp. REIT	615	66,143
Spirit Realty Capital, Inc. REIT	6,993	75,944
Starwood Property Trust, Inc.	7,609	167,018
STORE Capital Corp.	3,287	81,222
Sun Communities, Inc. REIT	1,987	152,224
Tanger Factory Outlet Centers, Inc.	10,940	391,433
Taubman Centers, Inc.	1,423	105,202
Two Harbors Investment Corp.	11,024	96,129
UDR, Inc. REIT	1,037	37,830
Ventas, Inc. REIT	2,751	171,993
Vornado Realty Trust REIT	1,523	158,956
Weingarten Realty Investors REIT	4,414	157,977
Welltower, Inc. REIT	1,765	118,131
Weyerhaeuser Co. REIT	8,707	261,994
WP Carey, Inc.	1,762	104,117

		12,775,506

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	7,609	239,608
Howard Hughes Corp. (a)	212	24,189
Jones Lang LaSalle, Inc.	532	53,753

		317,550

ROAD & RAIL — 1.8%
AMERCO	239	88,332
Avis Budget Group, Inc. (a)	9,538	349,854
CSX Corp.	19,145	687,880
Genesee & Wyoming, Inc. Class A (a)	5,766	400,218
Hertz Global Holdings, Inc. (a)	11,464	247,164

See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

JB Hunt Transport Services, Inc.	9,803	$951,577
Kansas City Southern	6,167	523,270
Landstar System, Inc.	13,711	1,169,548
Norfolk Southern Corp.	4,775	516,034
Old Dominion Freight Line, Inc. (a)	11,414	979,207
Ryder System, Inc.	8,421	626,859
Union Pacific Corp.	4,720	489,370

		7,029,313

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.2%
Analog Devices, Inc.	10,107	733,970
Applied Materials, Inc.	49,557	1,599,204
Broadcom, Ltd.	1,464	258,791
Cree, Inc. (a)	5,405	142,638
Intel Corp.	6,050	219,434
KLA-Tencor Corp.	8,607	677,199
Lam Research Corp.	11,138	1,177,621
Linear Technology Corp.	18,008	1,122,799
Marvell Technology Group, Ltd.	3,957	54,884
Maxim Integrated Products, Inc.	10,921	421,223
Microchip Technology, Inc.	9,722	623,666
Micron Technology, Inc. (a)	14,307	313,609
NVIDIA Corp.	4,788	511,071
ON Semiconductor Corp. (a)	38,087	485,990
Qorvo, Inc. (a)	8,852	466,766
QUALCOMM, Inc.	7,153	466,376
Skyworks Solutions, Inc.	10,768	803,939
Teradyne, Inc.	34,142	867,207
Texas Instruments, Inc.	9,374	684,021
Versum Materials, Inc. (a)	26,534	744,809
Xilinx, Inc.	7,117	429,653

		12,804,870

SOFTWARE — 2.8%
Activision Blizzard, Inc.	1,910	68,970
Adobe Systems, Inc. (a)	1,924	198,076
ANSYS, Inc. (a)	3,360	310,766
Autodesk, Inc. (a)	975	72,160
CA, Inc.	14,065	446,845
Cadence Design Systems, Inc. (a)	32,977	831,680
CDK Global, Inc.	8,124	484,922
Citrix Systems, Inc. (a)	8,425	752,437
Dell Technologies, Inc. — NMWare, Inc. (a)	7,535	414,199
Electronic Arts, Inc. (a)	10,232	805,872
Fortinet, Inc. (a)	4,888	147,227
Guidewire Software, Inc. (a)	1,296	63,932
Intuit, Inc.	7,080	811,439
Manhattan Associates, Inc. (a)	685	36,325
Microsoft Corp.	1,025	63,693
Nuance Communications, Inc. (a)	4,028	60,017
Oracle Corp.	1,269	48,793
PTC, Inc. (a)	1,304	60,336
Red Hat, Inc. (a)	2,800	195,160
salesforce.com, Inc. (a)	1,161	79,482
ServiceNow, Inc. (a)	820	60,959
Splunk, Inc. (a)	1,185	60,613
Symantec Corp.	123,509	2,950,630
Synopsys, Inc. (a)	18,235	1,073,312

Ultimate Software Group, Inc. (a)	668	121,810
VMware, Inc. Class A (a)	8,807	693,375
Workday, Inc. Class A (a)	636	42,033
Zynga, Inc. Class A (a)	8,531	21,925

		10,976,988

SPECIALTY RETAIL — 5.1%
Advance Auto Parts, Inc.	3,555	601,222
AutoNation, Inc. (a)	575	27,974
AutoZone, Inc. (a)	694	548,114
Bed Bath & Beyond, Inc.	12,451	506,009
Best Buy Co., Inc.	95,826	4,088,895
Burlington Stores, Inc. (a)	12,785	1,083,529
Cabela’s, Inc. (a)	4,372	255,981
CarMax, Inc. (a)	3,680	236,955
CST Brands, Inc.	3,249	156,439
Dick’s Sporting Goods, Inc.	32,176	1,708,546
Foot Locker, Inc.	20,063	1,422,266
GameStop Corp. Class A	9,765	246,664
Gap, Inc.	37,990	852,496
Home Depot, Inc.	897	120,270
L Brands, Inc.	1,960	129,046
Lowe’s Cos., Inc.	5,169	367,619
Michaels Cos., Inc. (a)	13,836	282,946
Murphy USA, Inc. (a)	2,170	133,390
O’Reilly Automotive, Inc. (a)	2,040	567,956
Penske Automotive Group, Inc.	5,178	268,427
Ross Stores, Inc.	19,746	1,295,338
Sally Beauty Holdings, Inc. (a)	8,144	215,164
Signet Jewelers, Ltd.	1,123	105,854
Staples, Inc.	133,442	1,207,650
Tiffany & Co.	8,190	634,152
TJX Cos., Inc.	10,470	786,611
Tractor Supply Co.	3,084	233,798
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,986	761,251
Urban Outfitters, Inc. (a)	32,917	937,476
Williams-Sonoma, Inc.	9,795	473,980

		20,256,018

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.9%
Apple, Inc.	1,274	147,555
Hewlett Packard Enterprise Co.	58,142	1,345,406
HP, Inc.	273,548	4,059,452
NCR Corp. (a)	22,971	931,704
NetApp, Inc.	25,483	898,785
Western Digital Corp.	350	23,783

		7,406,685

TEXTILES,APPAREL & LUXURY GOODS — 1.7%
Carter’s, Inc.	4,569	394,716
Coach, Inc.	34,347	1,202,832
Hanesbrands, Inc.	4,790	103,320
Kate Spade & Co. (a)	4,810	89,803
lululemon athletica, Inc. (a)	6,284	408,397
Michael Kors Holdings, Ltd. (a)	49,579	2,130,905
NIKE, Inc. Class B	1,628	82,751
PVH Corp.	14,803	1,335,823
Ralph Lauren Corp.	7,383	666,833
Skechers U.S.A., Inc. Class A (a)	3,025	74,354

See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Under Armour, Inc. Class C (a)	1,029	$25,900
VF Corp.	4,862	259,388

		6,775,022

TOBACCO — 0.1%
Altria Group, Inc.	2,773	187,510
Philip Morris International, Inc.	1,820	166,512

		354,022

TRADING COMPANIES & DISTRIBUTORS — 1.6%
Air Lease Corp.	6,100	209,413
Fastenal Co.	13,057	613,418
HD Supply Holdings, Inc. (a)	21,489	913,497
Herc Holdings, Inc. (a)	1,366	54,859
MSC Industrial Direct Co., Inc. Class A	9,955	919,742
United Rentals, Inc. (a)	13,035	1,376,235
W.W. Grainger, Inc.	3,651	847,945
Watsco, Inc.	4,246	628,918
WESCO International, Inc. (a)	10,694	711,686

		6,275,713

TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
Macquarie Infrastructure Corp.	1,212	99,020

WATER UTILITIES — 0.2%
American Water Works Co., Inc.	8,606	622,730
Aqua America, Inc.	5,357	160,924

		783,654

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Sprint Corp. (a)	17,617	148,335
T-Mobile US, Inc. (a)	5,481	315,212

Telephone & Data Systems, Inc.	17,036	491,829
United States Cellular Corp. (a)	1,320	57,711

		1,013,087

TOTAL COMMON STOCKS (Cost $359,397,749)		395,046,262

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (d) (e) (Cost $329,037)	329,037	329,037

TOTAL INVESTMENTS — 100.0% (Cost $359,726,786)		395,375,299
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (c)		133,757

NET ASSETS — 100.0%		$395,509,056

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(c)	Amount is less than 0.05% of net assets.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$9,456,794	$—	$—	$9,456,794
Air Freight & Logistics	3,036,954	—	—	3,036,954
Airlines	9,216,072	—	—	9,216,072
Auto Components	4,263,523	—	—	4,263,523
Automobiles	2,923,165	—	—	2,923,165
Banks	8,071,667	—	—	8,071,667
Beverages	1,108,148	—	—	1,108,148
Biotechnology	1,248,080	—	—	1,248,080
Building Products	3,301,257	—	—	3,301,257
Capital Markets	12,333,267	—	—	12,333,267
Chemicals	12,256,654	—	—	12,256,654
Commercial Services & Supplies	3,750,319	—	—	3,750,319
Communications Equipment	5,146,698	—	—	5,146,698
Construction & Engineering	5,841,498	—	—	5,841,498
Construction Materials	1,376,349	—	—	1,376,349
Consumer Finance	3,727,022	—	—	3,727,022
Containers & Packaging	8,074,498	—	—	8,074,498

See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Distributors	$3,050,559	$—	$—	$3,050,559
Diversified Consumer Services	516,371	—	—	516,371
Diversified Financial Services	345,067	—	—	345,067
Diversified Telecommunication Services	2,774,907	—	—	2,774,907
Electric Utilities	12,843,176	—	—	12,843,176
Electrical Equipment	3,005,526	—	—	3,005,526
Electronic Equipment, Instruments & Components	6,904,564	—	—	6,904,564
Energy Equipment & Services	6,086,434	—	—	6,086,434
Equity Real Estate Investment Trusts (REITs)	358,880	—	—	358,880
Food & Staples Retailing	5,092,161	—	—	5,092,161
Food Products	12,442,312	—	—	12,442,312
Gas Utilities	1,970,082	—	—	1,970,082
Health Care Equipment & Supplies	8,755,585	—	—	8,755,585
Health Care Providers & Services	11,319,004	—	—	11,319,004
Health Care Technology	360,844	—	—	360,844
Hotels, Restaurants & Leisure	12,195,231	—	—	12,195,231
Household Durables	6,379,843	—	—	6,379,843
Household Products	1,787,531	—	—	1,787,531
Independent Power Producers & Energy Traders	1,680,007	—	—	1,680,007
Industrial Conglomerates	1,414,996	—	—	1,414,996
Insurance	23,658,341	—	—	23,658,341
Internet & Catalog Retail	1,419,222	—	—	1,419,222
Internet Software & Services	2,386,162	—	—	2,386,162
IT Services	10,516,947	—	—	10,516,947
Leisure Equipment & Products	2,729,495	—	—	2,729,495
Life Sciences Tools & Services	3,032,307	—	—	3,032,307
Machinery	20,805,055	—	—	20,805,055
Marine	718,466	—	—	718,466
Media	8,913,472	—	—	8,913,472
Metals & Mining	7,767,187	—	—	7,767,187
Mortgage Real Estate Investment	238,935	—	—	238,935
Multi-Utilities	9,445,792	—	—	9,445,792
Multiline Retail	8,190,170	—	—	8,190,170
Oil, Gas & Consumable Fuels	9,095,452	—	—	9,095,452
Paper & Forest Products	476,517	—	—	476,517
Personal Products	1,564,064	—	—	1,564,064
Pharmaceuticals	708,037	—	—	708,037
Professional Services	2,098,148	—	—	2,098,148
Real Estate Investment Trusts (REITs)	12,775,506	—	—	12,775,506
Real Estate Management & Development	317,550	—	—	317,550
Road & Rail	7,029,313	—	—	7,029,313
Semiconductors & Semiconductor Equipment	12,804,870	—	—	12,804,870
Software	10,976,988	—	—	10,976,988
Specialty Retail	20,256,018	—	—	20,256,018
Technology Hardware, Storage & Peripherals	7,406,685	—	—	7,406,685
Textiles, Apparel & Luxury Goods	6,775,022	—	—	6,775,022
Tobacco	354,022	—	—	354,022
Trading Companies & Distributors	6,275,713	—	—	6,275,713
Transportation Infrastructure	99,020	—	—	99,020
Water Utilities	783,654	—	—	783,654
Wireless Telecommunication Services	1,013,087	—	—	1,013,087
Short-Term Investment	329,037	—	—	329,037

TOTAL INVESTMENTS	$395,375,299	$—	$—	$395,375,299

See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Corp.	724	$39,038	827	293	1,258	$97,772	$739	$1,728
State Street Institutional Liquid Reserves Fund, Premier Class	212,146	212,146	6,529,491	6,741,637	—	—	569	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	8,441,022	8,111,985	329,037	329,037	440	—

TOTAL		$251,184				$426,809	$1,748	$1,728

See accompanying notes to financial statements.

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.2%
B/E Aerospace, Inc.	6,651	$400,324
BWX Technologies, Inc.	18,147	720,436
General Dynamics Corp.	10,929	1,887,001
HEICO Corp.	1,132	87,334
HEICO Corp. Class A	2,334	158,479
Hexcel Corp.	11,065	569,184
Huntington Ingalls Industries, Inc.	9,808	1,806,535
L3 Technologies, Inc. (a)	6,365	968,180
Rockwell Collins, Inc.	15,381	1,426,741
Spirit AeroSystems Holdings, Inc. Class A	13,754	802,546

		8,826,760

AIR FREIGHT & LOGISTICS — 1.1%
C.H. Robinson Worldwide, Inc.	29,154	2,135,822
Expeditors International of Washington, Inc.	40,269	2,132,646

		4,268,468

AIRLINES — 0.9%
Alaska Air Group, Inc.	19,801	1,756,943
Southwest Airlines Co.	35,939	1,791,200

		3,548,143

AUTO COMPONENTS — 1.0%
Delphi Automotive PLC	13,624	917,576
Gentex Corp.	17,453	343,650
Lear Corp.	17,050	2,256,909
Visteon Corp.	9,142	734,468

		4,252,603

AUTOMOBILES — 0.4%
Harley-Davidson, Inc.	19,677	1,147,956
Thor Industries, Inc.	4,853	485,543

		1,633,499

BANKS — 0.7%
Associated Banc-Corp.	8,378	206,937
Bank of Hawaii Corp.	3,182	282,211
BankUnited, Inc.	7,214	271,896
BOK Financial Corp.	1,628	135,189
CIT Group, Inc.	20,181	861,325
Commerce Bancshares, Inc.	5,581	322,638
Cullen/Frost Bankers, Inc.	3,503	309,070
People’s United Financial, Inc.	18,079	350,009
TCF Financial Corp.	9,654	189,122

		2,928,397

BEVERAGES — 0.6%
Brown-Forman Corp. Class A	2,764	127,835
Brown-Forman Corp. Class B	12,595	565,767
Dr. Pepper Snapple Group, Inc.	18,106	1,641,671

		2,335,273

BUILDING PRODUCTS — 0.3%
AO Smith Corp.	15,934	754,475
Lennox International, Inc.	3,906	598,282

		1,352,757

CAPITAL MARKETS — 3.7%
Affiliated Managers Group, Inc. (a)	5,981	869,039

Artisan Partners Asset Management, Inc. Class A	2,511	74,702
CBOE Holdings, Inc.	18,141	1,340,438
Eaton Vance Corp.	22,463	940,750
FactSet Research Systems, Inc.	7,031	1,149,076
Federated Investors, Inc. Class B	13,487	381,412
Franklin Resources, Inc.	42,955	1,700,159
Interactive Brokers Group, Inc. Class A	5,426	198,103
Invesco, Ltd.	21,264	645,150
Lazard, Ltd. Class A	14,166	582,081
LPL Financial Holdings, Inc.	8,308	292,525
Moody’s Corp.	10,302	971,170
Morningstar, Inc.	5,821	428,193
MSCI, Inc.	7,882	620,944
Nasdaq, Inc.	8,775	588,978
Raymond James Financial, Inc.	7,869	545,086
SEI Investments Co.	15,507	765,425
T Rowe Price Group, Inc.	32,268	2,428,490
Voya Financial, Inc.	10,671	418,517

		14,940,238

CHEMICALS — 2.5%
Ashland Global Holdings, Inc.	4,091	447,105
Cabot Corp.	3,629	183,410
Eastman Chemical Co.	11,288	848,970
International Flavors & Fragrances, Inc.	7,580	893,151
Mosaic Co.	31,034	910,227
NewMarket Corp.	1,312	556,078
PPG Industries, Inc.	14,814	1,403,775
Praxair, Inc.	15,487	1,814,922
RPM International, Inc.	15,217	819,131
Scotts Miracle-Gro Co. Class A	3,837	366,625
Sherwin-Williams Co.	4,616	1,240,504
Valspar Corp.	4,450	461,065

		9,944,963

COMMERCIAL SERVICES & SUPPLIES — 1.3%
Cintas Corp.	12,845	1,484,368
Clean Harbors, Inc. (a)	4,021	223,769
Copart, Inc. (a)	14,404	798,126
Covanta Holding Corp.	9,233	144,035
KAR Auction Services, Inc.	14,743	628,347
Pitney Bowes, Inc.	13,384	203,303
Republic Services, Inc. Class A	18,830	1,074,251
Rollins, Inc.	15,631	528,015

		5,084,214

COMMUNICATIONS EQUIPMENT — 0.9%
EchoStar Corp. Class A (a)	6,477	332,853
Motorola Solutions, Inc.	39,497	3,273,906

		3,606,759

CONSTRUCTION & ENGINEERING — 1.0%
Fluor Corp.	18,879	991,525
Jacobs Engineering Group, Inc. (a)	27,557	1,570,749
KBR, Inc.	7,383	123,222
Quanta Services, Inc. (a)	31,359	1,092,861
Valmont Industries, Inc.	2,436	343,233

		4,121,590

See accompanying notes to financial statements.

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

CONSUMER FINANCE — 1.0%
Ally Financial, Inc.	55,255	$1,050,950
Discover Financial Services.	21,454	1,546,619
Synchrony Financial	44,038	1,597,258

		4,194,827

CONTAINERS & PACKAGING — 3.0%
AptarGroup, Inc.	11,518	845,997
Avery Dennison Corp.	19,916	1,398,501
Bemis Co., Inc.	35,615	1,703,109
Berry Plastics Group, Inc. (a)	11,746	572,383
Crown Holdings, Inc. (a)	18,693	982,691
Graphic Packaging Holding Co.	45,529	568,202
International Paper Co.	30,193	1,602,041
Packaging Corp. of America	12,983	1,101,218
Sealed Air Corp.	13,278	602,025
Silgan Holdings, Inc.	13,425	687,091
Sonoco Products Co.	36,289	1,912,430

		11,975,688

DISTRIBUTORS — 1.3%
Genuine Parts Co.	39,890	3,811,091
LKQ Corp. (a)	18,408	564,205
Pool Corp.	8,191	854,649

		5,229,945

DIVERSIFIED CONSUMER SERVICES — 0.6%
Graham Holdings Co. Class B	240	122,868
H&R Block, Inc.	75,426	1,734,044
Service Corp. International	24,104	684,553

		2,541,465

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
CenturyLink, Inc.	84,675	2,013,572

ELECTRIC UTILITIES — 4.1%
Alliant Energy Corp.	25,599	969,946
American Electric Power Co., Inc.	21,790	1,371,899
Avangrid, Inc.	2,146	81,291
Edison International	24,771	1,783,264
Entergy Corp.	21,092	1,549,629
Eversource Energy	17,313	956,197
Exelon Corp.	39,916	1,416,619
FirstEnergy Corp.	45,024	1,394,393
Great Plains Energy, Inc.	31,357	857,614
Hawaiian Electric Industries, Inc.	15,518	513,180
OGE Energy Corp.	38,501	1,287,859
PG&E Corp.	17,126	1,040,747
Pinnacle West Capital Corp.	17,931	1,399,156
Westar Energy, Inc.	12,338	695,246
Xcel Energy, Inc.	33,602	1,367,601

		16,684,641

ELECTRICAL EQUIPMENT — 1.3%
AMETEK, Inc.	20,548	998,633
Emerson Electric Co.	32,058	1,787,233
Hubbell, Inc.	6,557	765,202
Regal Beloit Corp.	1,989	137,738
Rockwell Automation, Inc.	10,400	1,397,760

		5,086,566

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.3%
Amphenol Corp. Class A	15,740	1,057,728
Arrow Electronics, Inc. (a)	8,532	608,332
Avnet, Inc.	38,340	1,825,368
Dolby Laboratories, Inc. Class A	5,449	246,240
FLIR Systems, Inc.	21,137	764,948
Jabil Circuit, Inc.	16,636	393,774
National Instruments Corp.	11,254	346,848

		5,243,238

ENERGY EQUIPMENT & SERVICES — 0.4%
Dril-Quip, Inc. (a)	3,086	185,314
FMC Technologies, Inc. (a)	29,559	1,050,231
Oceaneering International, Inc.	16,656	469,866

		1,705,411

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.2%
CoreCivic, Inc. REIT	31,898	780,225

FOOD & STAPLES RETAILING — 0.8%
Casey’s General Stores, Inc.	4,070	483,842
Sysco Corp.	29,122	1,612,485
US Foods Holding Corp. (a)	3,472	95,411
Whole Foods Market, Inc.	33,373	1,026,553

		3,218,291

FOOD PRODUCTS — 3.7%
Archer-Daniels-Midland Co.	40,300	1,839,695
Bunge, Ltd.	13,408	968,594
Campbell Soup Co.	15,899	961,412
Flowers Foods, Inc.	12,827	256,155
Hain Celestial Group, Inc. (a)	5,371	209,630
Hershey Co.	23,699	2,451,188
Hormel Foods Corp.	31,986	1,113,433
Ingredion, Inc.	9,769	1,220,734
McCormick & Co., Inc.	15,785	1,473,214
Mead Johnson Nutrition Co.	14,843	1,050,291
Pinnacle Foods, Inc.	16,987	907,955
TreeHouse Foods, Inc. (a)	6,015	434,223
Tyson Foods, Inc. Class A	36,627	2,259,153

		15,145,677

GAS UTILITIES — 0.5%
Atmos Energy Corp.	12,179	903,073
National Fuel Gas Co.	3,156	178,756
UGI Corp.	22,694	1,045,739

		2,127,568

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
C.R. Bard, Inc.	4,690	1,053,655
Cooper Cos., Inc.	2,640	461,815
DENTSPLY SIRONA, Inc.	12,419	716,949
IDEXX Laboratories, Inc. (a)	5,574	653,663
ResMed, Inc.	13,753	853,374
Teleflex, Inc.	5,147	829,439
Varian Medical Systems, Inc. (a)	18,978	1,703,845
West Pharmaceutical Services, Inc.	9,959	844,822

		7,117,562

HEALTH CARE PROVIDERS & SERVICES — 5.5%
AmerisourceBergen Corp.	41,614	3,253,799

See accompanying notes to financial statements.

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Anthem, Inc.	15,285	$2,197,524
Cardinal Health, Inc.	39,454	2,839,504
Cigna Corp.	16,209	2,162,119
DaVita, Inc. (a)	17,052	1,094,738
Envision Healthcare Corp. (a)	5,826	368,728
Henry Schein, Inc. (a)	14,009	2,125,305
Humana, Inc.	8,631	1,760,983
LifePoint Health, Inc. (a)	9,864	560,275
McKesson Corp.	11,626	1,632,872
MEDNAX, Inc. (a)	13,019	867,847
Patterson Cos., Inc.	19,104	783,837
Quest Diagnostics, Inc.	18,675	1,716,233
Universal Health Services, Inc. Class B	5,156	548,495
VCA, Inc. (a)	8,100	556,065

		22,468,324

HOTELS, RESTAURANTS & LEISURE — 3.2%
Aramark	39,823	1,422,477
Brinker International, Inc.	20,839	1,032,156
Carnival Corp.	23,288	1,212,373
Choice Hotels International, Inc.	6,577	368,641
Darden Restaurants, Inc.	30,519	2,219,342
Domino’s Pizza, Inc.	6,224	991,110
Dunkin’ Brands Group, Inc.	8,666	454,445
Extended Stay America, Inc.	3,801	61,386
Hyatt Hotels Corp. Class A (a)	3,522	194,626
Marriott International, Inc. Class A	18,653	1,542,230
Panera Bread Co. Class A (a)	3,151	646,239
Six Flags Entertainment Corp.	8,577	514,277
Vail Resorts, Inc.	2,669	430,536
Wendy’s Co.	38,062	514,598
Wyndham Worldwide Corp.	20,350	1,554,129

		13,158,565

HOUSEHOLD DURABLES — 1.0%
Garmin, Ltd.	17,851	865,595
Leggett & Platt, Inc.	25,944	1,268,143
NVR, Inc. (a)	704	1,174,976
Tupperware Brands Corp.	15,905	836,921

		4,145,635

HOUSEHOLD PRODUCTS — 0.9%
Church & Dwight Co., Inc.	36,539	1,614,659
Clorox Co.	16,313	1,957,886

		3,572,545

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
AES Corp.	71,112	826,321
Calpine Corp. (a)	21,807	249,254

		1,075,575

INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	8,849	975,956

INSURANCE — 10.2%
Alleghany Corp. (a)	1,589	966,303
Allied World Assurance Co. Holdings AG	10,466	562,129
Allstate Corp.	23,527	1,743,821
American Financial Group, Inc.	9,751	859,258
American National Insurance Co.	1,143	142,429

AmTrust Financial Services, Inc.	7,237	198,149
Arch Capital Group, Ltd. (a)	15,915	1,373,305
Arthur J Gallagher & Co.	27,151	1,410,766
Aspen Insurance Holdings, Ltd.	22,629	1,244,595
Assurant, Inc.	4,617	428,735
Axis Capital Holdings, Ltd.	31,410	2,050,131
Brown & Brown, Inc.	21,786	977,320
Cincinnati Financial Corp.	20,113	1,523,560
CNA Financial Corp.	2,511	104,206
Endurance Specialty Holdings, Ltd.	11,057	1,021,667
Erie Indemnity Co. Class A	1,602	180,145
Everest Re Group, Ltd.	13,681	2,960,568
First American Financial Corp.	24,291	889,779
FNF Group	44,078	1,496,889
Hanover Insurance Group, Inc.	11,152	1,014,943
Loews Corp.	18,094	847,342
Markel Corp. (a)	819	740,785
Marsh & McLennan Cos., Inc.	32,361	2,187,280
Mercury General Corp.	3,518	211,819
Old Republic International Corp.	28,404	539,676
ProAssurance Corp.	5,973	335,683
Progressive Corp.	93,953	3,335,331
Reinsurance Group of America, Inc.	8,229	1,035,455
RenaissanceRe Holdings, Ltd.	12,106	1,649,079
Torchmark Corp.	23,347	1,722,075
Travelers Cos., Inc.	16,587	2,030,581
Unum Group	22,770	1,000,286
Validus Holdings, Ltd.	22,929	1,261,324
White Mountains Insurance Group, Ltd.	914	764,150
WR Berkley Corp.	19,731	1,312,309
XL Group, Ltd.	36,887	1,374,410

		41,496,283

INTERNET SOFTWARE & SERVICES — 0.7%
eBay, Inc. (a)	77,091	2,288,832
Match Group, Inc. (a)	2,330	39,843
VeriSign, Inc. (a)	7,967	606,050

		2,934,725

IT SERVICES — 4.4%
Alliance Data Systems Corp.	2,827	645,970
Amdocs, Ltd.	56,611	3,297,591
Booz Allen Hamilton Holding Corp.	6,674	240,731
Broadridge Financial Solutions, Inc.	20,518	1,360,343
DST Systems, Inc.	12,381	1,326,624
Fiserv, Inc. (a)	10,323	1,097,129
Gartner, Inc. (a)	8,133	822,002
Genpact, Ltd. (a)	22,196	540,251
Jack Henry & Associates, Inc.	15,328	1,360,820
Leidos Holdings, Inc.	15,037	768,992
Paychex, Inc.	24,399	1,485,411
Sabre Corp.	22,885	570,981
Total System Services, Inc.	16,340	801,150
Vantiv, Inc. Class A (a)	10,162	605,859
Western Union Co.	81,067	1,760,775
WEX, Inc. (a)	2,597	289,825
Xerox Corp.	96,721	844,374

		17,818,828

LEISURE EQUIPMENT & PRODUCTS — 0.6%
Hasbro, Inc.	9,655	751,062

See accompanying notes to financial statements.

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Mattel, Inc.	27,669	$762,281
Polaris Industries, Inc.	8,603	708,801
Vista Outdoor, Inc. (a)	8,184	301,990

		2,524,134

LIFE SCIENCES TOOLS & SERVICES — 1.4%
Bio-Rad Laboratories, Inc. Class A (a)	2,451	446,768
Bio-Techne Corp.	5,337	548,804
Charles River Laboratories International, Inc. (a)	4,356	331,884
Mettler-Toledo International, Inc. (a)	4,978	2,083,592
PerkinElmer, Inc.	7,768	405,101
QIAGEN NV (a)	13,778	386,060
Quintiles IMS Holdings, Inc. (a)	5,949	452,421
VWR Corp. (a)	13,382	334,951
Waters Corp. (a)	6,387	858,349

		5,847,930

MACHINERY — 4.4%
AGCO Corp.	6,727	389,224
Allison Transmission Holdings, Inc.	15,980	538,366
Crane Co.	6,434	464,020
Cummins, Inc.	11,398	1,557,765
Donaldson Co., Inc.	23,731	998,600
Dover Corp.	11,165	836,593
Flowserve Corp.	6,171	296,517
Graco, Inc.	9,419	782,625
IDEX Corp.	9,149	823,959
ITT, Inc.	8,307	320,401
Lincoln Electric Holdings, Inc.	10,838	830,949
Manitowoc Foodservice, Inc. (a)	28,900	558,637
Nordson Corp.	2,982	334,133
PACCAR, Inc.	22,009	1,406,375
Parker-Hannifin Corp.	11,620	1,626,800
Snap-on, Inc.	7,965	1,364,166
Stanley Black & Decker, Inc.	11,990	1,375,133
Timken Co.	4,307	170,988
Toro Co.	20,624	1,153,913
WABCO Holdings, Inc. (a)	3,637	386,068
Wabtec Corp.	12,288	1,020,150
Xylem, Inc.	15,347	759,983

		17,995,365

MARINE — 0.2%
Kirby Corp. (a)	9,599	638,334

MEDIA — 2.5%
AMC Networks, Inc. Class A (a)	4,074	213,233
Cable One, Inc.	629	391,068
Cinemark Holdings, Inc.	24,737	948,911
Discovery Communications, Inc. Class A (a)	16,989	465,669
Discovery Communications, Inc. Class C (a)	24,987	669,152
Interpublic Group of Cos., Inc.	23,583	552,078
John Wiley & Sons, Inc. Class A	17,078	930,751
Liberty Media Corp.-Liberty SiriusXM Class A (a)	6,959	240,225
Liberty Media Corp.-Liberty SiriusXM Class C (a)	16,119	546,756
News Corp. Class A	94,018	1,077,446

News Corp. Class B	32,567	384,291
Omnicom Group, Inc.	32,232	2,743,266
Regal Entertainment Group Class A	25,964	534,858
Scripps Networks Interactive, Inc. Class A	5,996	427,935

		10,125,639

METALS & MINING — 0.7%
Compass Minerals International, Inc.	3,449	270,229
Nucor Corp.	24,205	1,440,682
Reliance Steel & Aluminum Co.	11,919	948,037

		2,658,948

MORTGAGE REAL ESTATE INVESTMENT — 0.1%
AGNC Investment Corp. REIT	24,020	435,483

MULTI-UTILITIES — 3.2%
Ameren Corp.	32,935	1,727,770
CenterPoint Energy, Inc.	31,708	781,285
CMS Energy Corp.	26,822	1,116,332
Consolidated Edison, Inc.	21,772	1,604,161
DTE Energy Co.	11,616	1,144,292
MDU Resources Group, Inc.	10,641	306,142
NiSource, Inc.	69,823	1,545,881
Public Service Enterprise Group, Inc.	42,826	1,879,205
SCANA Corp.	14,384	1,054,059
Sempra Energy	9,318	937,764
Vectren Corp.	16,556	863,395

		12,960,286

MULTILINE RETAIL — 2.6%
Dillard’s, Inc. Class A	4,746	297,527
Dollar General Corp.	21,408	1,585,691
Kohl’s Corp.	26,089	1,288,275
Macy’s, Inc.	33,909	1,214,281
Nordstrom, Inc.	46,683	2,237,516
Target Corp.	51,474	3,717,967

		10,341,257

OIL, GAS & CONSUMABLE FUELS — 0.0% (b)
World Fuel Services Corp.	4,019	184,512

PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp.	10,101	394,242

PERSONAL PRODUCTS — 0.3%
Estee Lauder Cos., Inc. Class A	14,935	1,142,378

PROFESSIONAL SERVICES — 0.9%
Dun & Bradstreet Corp.	2,511	304,635
Equifax, Inc.	11,545	1,364,965
ManpowerGroup, Inc.	4,870	432,797
Robert Half International, Inc.	34,292	1,672,764

		3,775,161

REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.7%
Apple Hospitality REIT, Inc.	23,141	462,357
Brixmor Property Group, Inc.	10,139	247,594
Camden Property Trust	7,505	630,945
Care Capital Properties, Inc.	12,009	300,225
Chimera Investment Corp.	24,825	422,521
Columbia Property Trust, Inc.	7,566	163,426
Corporate Office Properties Trust	17,208	537,234
DCT Industrial Trust, Inc. REIT	5,294	253,477

See accompanying notes to financial statements.

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Empire State Realty Trust, Inc. Class A	10,684	$215,710
EPR Properties	8,736	626,983
Equity LifeStyle Properties, Inc.	7,650	551,565
Federal Realty Investment Trust REIT	3,773	536,181
Gaming and Leisure Properties, Inc.	12,525	383,515
Highwoods Properties, Inc.	5,735	292,542
Hospitality Properties Trust	21,222	673,586
Host Hotels & Resorts, Inc. REIT	46,520	876,437
Kilroy Realty Corp. REIT	7,277	532,822
Kimco Realty Corp. REIT	49,794	1,252,817
Lamar Advertising Co. Class A	5,938	399,271
Liberty Property Trust REIT	14,851	586,614
Life Storage, Inc. REIT	4,390	374,291
Macerich Co. REIT	8,105	574,158
MFA Financial, Inc.	91,784	700,312
Mid-America Apartment Communities, Inc. REIT	12,840	1,257,293
National Retail Properties, Inc.	10,963	484,565
Omega Healthcare Investors, Inc.	13,803	431,482
Outfront Media, Inc.	15,910	395,682
Piedmont Office Realty Trust, Inc. Class A	17,850	373,244
Retail Properties of America, Inc. Class A	24,282	372,243
Senior Housing Properties Trust	18,881	357,417
Starwood Property Trust, Inc.	21,076	462,618
STORE Capital Corp.	8,618	212,951
Sun Communities, Inc. REIT	5,315	407,182
Tanger Factory Outlet Centers, Inc.	35,106	1,256,093
Taubman Centers, Inc.	6,763	499,989
Two Harbors Investment Corp.	35,424	308,897
Weingarten Realty Investors REIT	12,588	450,525

		18,864,764

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Jones Lang LaSalle, Inc.	7,561	763,963
Realogy Holdings Corp.	11,074	284,934

		1,048,897

ROAD & RAIL — 1.3%
AMERCO	578	213,623
Genesee & Wyoming, Inc. Class A (a)	3,563	247,308
JB Hunt Transport Services, Inc.	19,592	1,901,795
Landstar System, Inc.	16,250	1,386,125
Old Dominion Freight Line, Inc. (a)	13,778	1,182,015
Ryder System, Inc.	4,277	318,380

		5,249,246

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Analog Devices, Inc.	27,804	2,019,126
KLA-Tencor Corp.	11,395	896,559
Linear Technology Corp.	41,018	2,557,472
Marvell Technology Group, Ltd.	31,482	436,655
Maxim Integrated Products, Inc.	23,693	913,839
Microchip Technology, Inc.	16,570	1,062,966
Teradyne, Inc.	35,245	895,223

		8,781,840

SOFTWARE — 2.5%
ANSYS, Inc. (a)	13,226	1,223,273
CA, Inc.	37,567	1,193,503

Cadence Design Systems, Inc. (a)	47,585	1,200,094
Symantec Corp.	184,169	4,399,797
Synopsys, Inc. (a)	34,009	2,001,770

		10,018,437

SPECIALTY RETAIL — 5.2%
Advance Auto Parts, Inc.	5,992	1,013,367
AutoNation, Inc. (a)	5,899	286,986
AutoZone, Inc. (a)	2,800	2,211,412
Bed Bath & Beyond, Inc.	56,309	2,288,398
CST Brands, Inc.	4,206	202,519
Dick’s Sporting Goods, Inc.	23,361	1,240,469
Foot Locker, Inc.	37,845	2,682,832
GameStop Corp. Class A	5,981	151,080
Gap, Inc.	34,390	771,712
L Brands, Inc.	19,339	1,273,280
Michaels Cos., Inc. (a)	5,452	111,493
Murphy USA, Inc. (a)	4,137	254,301
O’Reilly Automotive, Inc. (a)	4,973	1,384,533
Penske Automotive Group, Inc.	2,537	131,518
Ross Stores, Inc.	41,157	2,699,899
Sally Beauty Holdings, Inc. (a)	26,217	692,653
Signet Jewelers, Ltd.	4,626	436,047
Staples, Inc.	58,418	528,683
Tiffany & Co.	14,202	1,099,661
Tractor Supply Co.	8,424	638,624
Urban Outfitters, Inc. (a)	6,598	187,911
Williams-Sonoma, Inc.	20,121	973,655

		21,261,033

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
NetApp, Inc.	46,149	1,627,675

TEXTILES,APPAREL & LUXURY GOODS — 0.9%
Carter’s, Inc.	9,934	858,198
PVH Corp.	4,058	366,194
Ralph Lauren Corp.	10,990	992,617
Under Armour, Inc. Class C (a)	12,822	322,730
VF Corp.	21,150	1,128,352

		3,668,091

TRADING COMPANIES & DISTRIBUTORS — 1.3%
Air Lease Corp.	7,905	271,378
Fastenal Co.	19,972	938,284
HD Supply Holdings, Inc. (a)	14,484	615,715
MSC Industrial Direct Co., Inc. Class A	8,994	830,956
W.W. Grainger, Inc.	6,659	1,546,553
Watsco, Inc.	7,532	1,115,640

		5,318,526

WATER UTILITIES — 0.3%
American Water Works Co., Inc.	11,805	854,210
Aqua America, Inc.	15,508	465,860

		1,320,070

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Telephone & Data Systems, Inc.	13,407	387,060
United States Cellular Corp. (a)	5,147	225,027

		612,087

TOTAL COMMON STOCKS (Cost $367,259,168)		404,349,111

See accompanying notes to financial statements.

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d) (Cost $334,746)	334,746	$334,746

TOTAL INVESTMENTS — 99.9% (Cost $367,593,914)		404,683,857
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		310,106

NET ASSETS — 100.0%		$404,993,963

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The rate shown is the annualized seven-day yield at December 31, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$8,826,760	$—	$—	$8,826,760
Air Freight & Logistics	4,268,468	—	—	4,268,468
Airlines	3,548,143	—	—	3,548,143
Auto Components	4,252,603	—	—	4,252,603
Automobiles	1,633,499	—	—	1,633,499
Banks	2,928,397	—	—	2,928,397
Beverages	2,335,273	—	—	2,335,273
Building Products	1,352,757	—	—	1,352,757
Capital Markets	14,940,238	—	—	14,940,238
Chemicals	9,944,963	—	—	9,944,963
Commercial Services & Supplies	5,084,214	—	—	5,084,214
Communications Equipment	3,606,759	—	—	3,606,759
Construction & Engineering	4,121,590	—	—	4,121,590
Consumer Finance	4,194,827	—	—	4,194,827
Containers & Packaging	11,975,688	—	—	11,975,688
Distributors	5,229,945	—	—	5,229,945
Diversified Consumer Services	2,541,465	—	—	2,541,465
Diversified Telecommunication Services	2,013,572	—	—	2,013,572
Electric Utilities	16,684,641	—	—	16,684,641
Electrical Equipment	5,086,566	—	—	5,086,566
Electronic Equipment, Instruments & Components	5,243,238	—	—	5,243,238
Energy Equipment & Services	1,705,411	—	—	1,705,411
Equity Real Estate Investment Trusts (REITs)	780,225	—	—	780,225
Food & Staples Retailing	3,218,291	—	—	3,218,291
Food Products	15,145,677	—	—	15,145,677
Gas Utilities	2,127,568	—	—	2,127,568
Health Care Equipment & Supplies	7,117,562	—	—	7,117,562
Health Care Providers & Services	22,468,324	—	—	22,468,324
Hotels, Restaurants & Leisure	13,158,565	—	—	13,158,565
Household Durables	4,145,635	—	—	4,145,635
Household Products	3,572,545	—	—	3,572,545
Independent Power Producers & Energy Traders	1,075,575	—	—	1,075,575
Industrial Conglomerates	975,956	—	—	975,956
Insurance	41,496,283	—	—	41,496,283
Internet Software & Services	2,934,725	—	—	2,934,725
IT Services	17,818,828	—	—	17,818,828
Leisure Equipment & Products	2,524,134	—	—	2,524,134

See accompanying notes to financial statements.

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Life Sciences Tools & Services	$5,847,930	$—	$—	$5,847,930
Machinery	17,995,365	—	—	17,995,365
Marine	638,334	—	—	638,334
Media	10,125,639	—	—	10,125,639
Metals & Mining	2,658,948	—	—	2,658,948
Mortgage Real Estate Investment	435,483	—	—	435,483
Multi-Utilities	12,960,286	—	—	12,960,286
Multiline Retail	10,341,257	—	—	10,341,257
Oil, Gas & Consumable Fuels	184,512	—	—	184,512
Paper & Forest Products	394,242	—	—	394,242
Personal Products	1,142,378	—	—	1,142,378
Professional Services	3,775,161	—	—	3,775,161
Real Estate Investment Trusts (REITs)	18,864,764	—	—	18,864,764
Real Estate Management & Development	1,048,897	—	—	1,048,897
Road & Rail	5,249,246	—	—	5,249,246
Semiconductors & Semiconductor Equipment	8,781,840	—	—	8,781,840
Software	10,018,437	—	—	10,018,437
Specialty Retail	21,261,033	—	—	21,261,033
Technology Hardware, Storage & Peripherals	1,627,675	—	—	1,627,675
Textiles, Apparel & Luxury Goods	3,668,091	—	—	3,668,091
Trading Companies & Distributors	5,318,526	—	—	5,318,526
Water Utilities	1,320,070	—	—	1,320,070
Wireless Telecommunication Services	612,087	—	—	612,087
Short-Term Investment	334,746	—	—	334,746

TOTAL INVESTMENTS	$404,683,857	$—	$—	$404,683,857

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	452,777	$452,777	5,709,501	6,162,278	—	$—	$560	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	13,314,822	12,980,076	334,746	334,746	1,009	—

TOTAL		$452,777				$334,746	$1,569	$—

See accompanying notes to financial statements.

SPDR S&P 500 Buyback ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 5.1%
Boeing Co.	544	$84,690
General Dynamics Corp.	480	82,877
L3 Technologies, Inc. (a)	489	74,382
Northrop Grumman Corp.	332	77,217
United Technologies Corp.	725	79,474

		398,640

AIR FREIGHT & LOGISTICS — 2.0%
Expeditors International of Washington, Inc.	1,439	76,209
FedEx Corp.	425	79,135

		155,344

AIRLINES — 5.8%
Alaska Air Group, Inc.	1,005	89,174
American Airlines Group, Inc.	1,878	87,684
Delta Air Lines, Inc.	1,813	89,181
Southwest Airlines Co.	1,758	87,619
United Continental Holdings, Inc. (a)	1,363	99,335

		452,993

AUTOMOBILES — 1.1%
Harley-Davidson, Inc.	1,457	85,001

BEVERAGES — 0.8%
Monster Beverage Corp. (a)	1,503	66,643

BIOTECHNOLOGY — 1.9%
AbbVie, Inc.	1,207	75,582
Gilead Sciences, Inc.	998	71,467

		147,049

BUILDING PRODUCTS — 0.9%
Fortune Brands Home & Security, Inc.	1,320	70,567

CAPITAL MARKETS — 3.5%
Ameriprise Financial, Inc.	748	82,983
E*TRADE Financial Corp. (a)	2,548	88,288
Goldman Sachs Group, Inc.	425	101,767

		273,038

CHEMICALS — 1.9%
LyondellBasell Industries NV Class A	912	78,232
Monsanto Co.	711	74,804

		153,036

COMMERCIAL SERVICES & SUPPLIES — 1.8%
Cintas Corp.	665	76,847
Pitney Bowes, Inc.	4,324	65,682

		142,529

COMMUNICATIONS EQUIPMENT — 2.2%
F5 Networks, Inc. (a)	628	90,884
Motorola Solutions, Inc.	986	81,730

		172,614

CONSTRUCTION & ENGINEERING — 1.1%
Quanta Services, Inc. (a)	2,593	90,366

CONSTRUCTION MATERIALS — 1.2%
Martin Marietta Materials, Inc.	418	92,600

CONSUMER FINANCE — 4.6%
American Express Co.	1,207	89,415
Capital One Financial Corp.	1,016	88,636

Discover Financial Services	1,324	95,447
Navient Corp.	5,222	85,797

		359,295

CONTAINERS & PACKAGING — 1.8%
Avery Dennison Corp.	950	66,709
Sealed Air Corp.	1,627	73,768

		140,477

DIVERSIFIED CONSUMER SERVICES — 0.9%
H&R Block, Inc.	3,149	72,395

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.0%
Corning, Inc.	3,106	75,383
TE Connectivity, Ltd.	1,189	82,374

		157,757

FOOD & STAPLES RETAILING — 2.0%
Sysco Corp.	1,499	83,000
Whole Foods Market, Inc.	2,556	78,622

		161,622

FOOD PRODUCTS — 1.6%
Mead Johnson Nutrition Co.	897	63,472
Tyson Foods, Inc. Class A	1,015	62,605

		126,077

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
DENTSPLY SIRONA, Inc.	1,237	71,412
Varian Medical Systems, Inc. (a)	759	68,143

		139,555

HEALTH CARE PROVIDERS & SERVICES — 1.8%
AmerisourceBergen Corp.	910	71,153
HCA Holdings, Inc. (a)	914	67,654

		138,807

HOTELS, RESTAURANTS & LEISURE — 4.9%
Carnival Corp.	1,590	82,775
Chipotle Mexican Grill, Inc. Class A (a)	180	67,918
McDonald’s Corp.	637	77,536
Wyndham Worldwide Corp.	1,072	81,869
Yum! Brands, Inc.	1,165	73,779

		383,877

INDUSTRIAL CONGLOMERATES — 1.0%
General Electric Co.	2,541	80,296

INSURANCE — 10.1%
Aflac, Inc.	1,024	71,270
Allstate Corp.	1,048	77,678
American International Group, Inc.	1,214	79,286
Aon PLC	663	73,944
Assurant, Inc.	798	74,102
Hartford Financial Services Group, Inc.	1,676	79,862
Lincoln National Corp.	1,482	98,212
Loews Corp.	1,784	83,545
Travelers Cos., Inc.	631	77,247
XL Group, Ltd.	2,133	79,476

		794,622

INTERNET SOFTWARE & SERVICES — 0.9%
VeriSign, Inc. (a)	959	72,951

See accompanying notes to financial statements.

SPDR S&P 500 Buyback ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

IT SERVICES — 2.7%
Fiserv, Inc. (a)	726	$77,159
Teradata Corp. (a)	2,461	66,865
Xerox Corp.	7,606	66,401

		210,425

MEDIA — 3.1%
CBS Corp. Class B	1,317	83,788
Discovery Communications, Inc. Class A (a)	1,170	32,070
Discovery Communications, Inc. Class C (a)	1,739	46,570
Twenty-First Century Fox, Inc. Class A	2,012	56,416
Twenty-First Century Fox, Inc. Class B	921	25,097

		243,941

MULTILINE RETAIL — 3.8%
Kohl’s Corp.	1,659	81,922
Macy’s, Inc.	2,063	73,876
Nordstrom, Inc.	1,369	65,616
Target Corp.	1,067	77,069

		298,483

OIL, GAS & CONSUMABLE FUELS — 1.2%
Valero Energy Corp.	1,350	92,232

PERSONAL PRODUCTS — 0.7%
Coty, Inc. Class A	3,145	57,585

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.7%
Macerich Co. REIT	950	67,298
Weyerhaeuser Co. REIT	2,315	69,658

		136,956

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.4%
Applied Materials, Inc.	2,586	83,450
NVIDIA Corp.	1,099	117,307
Qorvo, Inc. (a)	1,371	72,293
QUALCOMM, Inc.	1,106	72,111

		345,161

SOFTWARE — 4.7%
CA, Inc.	2,264	71,927
Citrix Systems, Inc. (a)	868	77,521
Intuit, Inc.	686	78,623
Oracle Corp.	1,911	73,478
Symantec Corp.	3,046	72,769

		374,318

SPECIALTY RETAIL — 7.8%
AutoNation, Inc. (a)	1,503	73,121
AutoZone, Inc. (a)	96	75,820
Bed Bath & Beyond, Inc.	1,764	71,689
Best Buy Co., Inc.	1,848	78,854
CarMax, Inc. (a)	1,414	91,047
Foot Locker, Inc.	1,059	75,073
Lowe’s Cos., Inc.	1,018	72,400
O’Reilly Automotive, Inc. (a)	260	72,387

		610,391

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.0%
Hewlett Packard Enterprise Co.	3,409	78,884
NetApp, Inc.	2,189	77,206
Seagate Technology PLC	2,066	78,859

		234,949

TEXTILES,APPAREL & LUXURY GOODS — 1.7%
Hanesbrands, Inc.	3,010	64,926
Michael Kors Holdings, Ltd. (a)	1,556	66,877

		131,803

TRADING COMPANIES & DISTRIBUTORS — 2.3%
United Rentals, Inc. (a)	963	101,673
W.W. Grainger, Inc.	339	78,733

		180,406

TOTAL COMMON STOCKS (Cost $7,425,984)		7,844,801

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (b) (c) (Cost $12,043)	12,043	12,043

TOTAL INVESTMENTS — 99.9% (Cost $7,438,027)		7,856,844
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		4,719

NET ASSETS — 100.0%		$7,861,563

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2016.

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P 500 Buyback ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$398,640	$—	$—	$398,640
Air Freight & Logistics	155,344	—	—	155,344
Airlines	452,993	—	—	452,993
Automobiles	85,001	—	—	85,001
Beverages	66,643	—	—	66,643
Biotechnology	147,049	—	—	147,049
Building Products	70,567	—	—	70,567
Capital Markets	273,038	—	—	273,038
Chemicals	153,036	—	—	153,036
Commercial Services & Supplies	142,529	—	—	142,529
Communications Equipment	172,614	—	—	172,614
Construction & Engineering	90,366	—	—	90,366
Construction Materials	92,600	—	—	92,600
Consumer Finance	359,295	—	—	359,295
Containers & Packaging	140,477	—	—	140,477
Diversified Consumer Services	72,395	—	—	72,395
Electronic Equipment, Instruments & Components	157,757	—	—	157,757
Food & Staples Retailing	161,622	—	—	161,622
Food Products	126,077	—	—	126,077
Health Care Equipment & Supplies	139,555	—	—	139,555
Health Care Providers & Services	138,807	—	—	138,807
Hotels, Restaurants & Leisure	383,877	—	—	383,877
Industrial Conglomerates	80,296	—	—	80,296
Insurance	794,622	—	—	794,622
Internet Software & Services	72,951	—	—	72,951
IT Services	210,425	—	—	210,425
Media	243,941	—	—	243,941
Multiline Retail	298,483	—	—	298,483
Oil, Gas & Consumable Fuels	92,232	—	—	92,232
Personal Products	57,585	—	—	57,585
Real Estate Investment Trusts (REITs)	136,956	—	—	136,956
Semiconductors & Semiconductor Equipment	345,161	—	—	345,161
Software	374,318	—	—	374,318
Specialty Retail	610,391	—	—	610,391
Technology Hardware, Storage & Peripherals	234,949	—	—	234,949
Textiles, Apparel & Luxury Goods	131,803	—	—	131,803
Trading Companies & Distributors	180,406	—	—	180,406
Short-Term Investment	12,043	—	—	12,043

TOTAL INVESTMENTS	$7,856,844	$—	$—	$7,856,844

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Corp.	1,692	$91,233	—	1,692	—	$—	$—	$(4,616)
State Street Institutional Liquid Reserves Fund, Premier Class	20,998	20,998	45,314	66,312	—	—	14	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	68,772	56,729	12,043	12,043	24	—

TOTAL		$112,231				$12,043	$38	$(4,616)

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.6%
Boeing Co.	25,293	$3,937,614
General Dynamics Corp.	18,827	3,250,670
L3 Technologies, Inc. (a)	2,236	340,118
Lockheed Martin Corp.	16,554	4,137,507
Northrop Grumman Corp.	11,554	2,687,230
Raytheon Co.	12,943	1,837,906
Rockwell Collins, Inc.	5,407	501,553
TransDigm Group, Inc.	3,320	826,547

		17,519,145

AIR FREIGHT & LOGISTICS — 1.3%
C.H. Robinson Worldwide, Inc. (b)	4,792	351,062
Expeditors International of Washington, Inc.	8,147	431,465
FedEx Corp.	16,052	2,988,882
United Parcel Service, Inc. Class B	45,398	5,204,427

		8,975,836

AIRLINES — 0.6%
Alaska Air Group, Inc.	5,162	458,025
Southwest Airlines Co.	40,530	2,020,015
United Continental Holdings, Inc. (a)	18,998	1,384,574

		3,862,614

AUTOMOBILES — 0.1%
Harley-Davidson, Inc.	11,582	675,694

BANKS — 0.7%
Citizens Financial Group, Inc.	12,766	454,853
Comerica, Inc.	6,198	422,146
KeyCorp.	34,746	634,809
US Bancorp	58,922	3,026,823

		4,538,631

BEVERAGES — 2.1%
Brown-Forman Corp. Class B	7,164	321,807
Coca-Cola Co.	130,325	5,403,274
Constellation Brands, Inc. Class A	11,740	1,799,859
Dr. Pepper Snapple Group, Inc.	7,270	659,171
Monster Beverage Corp. (a)	15,955	707,445
PepsiCo, Inc.	52,892	5,534,090

		14,425,646

BIOTECHNOLOGY — 4.6%
AbbVie, Inc.	106,953	6,697,397
Alexion Pharmaceuticals, Inc. (a)	14,748	1,804,418
Amgen, Inc.	26,960	3,941,822
Biogen, Inc. (a)	14,297	4,054,343
Celgene Corp. (a)	50,987	5,901,745
Gilead Sciences, Inc.	86,737	6,211,236
Regeneron Pharmaceuticals, Inc. (a)	4,930	1,809,754
Vertex Pharmaceuticals, Inc. (a)	9,246	681,153

		31,101,868

BUILDING PRODUCTS — 0.2%
Allegion PLC	3,972	254,208
Fortune Brands Home & Security, Inc.	7,234	386,729
Masco Corp.	13,390	423,392

		1,064,329

CAPITAL MARKETS — 2.1%
Ameriprise Financial, Inc.	5,016	556,475
BlackRock, Inc.	3,940	1,499,328
Charles Schwab Corp.	79,342	3,131,629
CME Group, Inc.	14,076	1,623,667
E*TRADE Financial Corp. (a)	18,030	624,739
Intercontinental Exchange, Inc.	39,238	2,213,808
Moody’s Corp.	10,913	1,028,769
Nasdaq, Inc.	3,466	232,638
Northern Trust Corp.	8,941	796,196
S&P Global, Inc.	17,023	1,830,653
T Rowe Price Group, Inc.	10,370	780,446

		14,318,348

CHEMICALS — 1.6%
Air Products & Chemicals, Inc.	8,165	1,174,290
Albemarle Corp.	7,416	638,369
E.I. du Pont de Nemours & Co.	28,626	2,101,148
Ecolab, Inc.	9,485	1,111,832
FMC Corp.	5,792	327,596
International Flavors & Fragrances, Inc.	3,009	354,551
Monsanto Co.	19,275	2,027,923
PPG Industries, Inc.	9,228	874,445
Praxair, Inc.	10,511	1,231,784
Sherwin-Williams Co.	3,620	972,839

		10,814,777

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	5,947	687,235
Republic Services, Inc. Class A	15,228	868,757
Waste Management, Inc.	26,704	1,893,581

		3,449,573

COMMUNICATIONS EQUIPMENT — 0.4%
F5 Networks, Inc. (a)	4,318	624,901
Harris Corp.	8,121	832,159
Juniper Networks, Inc.	13,976	394,962
Motorola Solutions, Inc.	10,873	901,263

		2,753,285

CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc. (a)	9,956	346,967

CONSTRUCTION MATERIALS — 0.3%
Martin Marietta Materials, Inc.	4,205	931,533
Vulcan Materials Co.	8,678	1,086,052

		2,017,585

CONSUMER FINANCE — 0.6%
American Express Co.	24,280	1,798,662
Discover Financial Services.	25,906	1,867,564

		3,666,226

CONTAINERS & PACKAGING — 0.1%
Avery Dennison Corp.	3,055	214,522
Sealed Air Corp.	6,670	302,418

		516,940

DISTRIBUTORS — 0.1%
LKQ Corp. (a)	20,180	618,517

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
Level 3 Communications, Inc. (a)	10,699	602,996

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Verizon Communications, Inc.	142,250	$7,593,305

		8,196,301

ELECTRIC UTILITIES — 0.3%
Alliant Energy Corp.	7,010	265,609
NextEra Energy, Inc.	15,036	1,796,200

		2,061,809

ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc.	2,862	660,721
Emerson Electric Co.	19,404	1,081,773
Rockwell Automation, Inc.	8,477	1,139,309

		2,881,803

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	20,300	1,364,160
Corning, Inc.	62,580	1,518,817
FLIR Systems, Inc.	6,204	224,523
TE Connectivity, Ltd.	11,648	806,973

		3,914,473

ENERGY EQUIPMENT & SERVICES — 0.9%
Baker Hughes, Inc.	11,988	778,860
Halliburton Co.	33,016	1,785,835
Schlumberger, Ltd.	41,246	3,462,602

		6,027,297

FOOD & STAPLES RETAILING — 0.2%
Sysco Corp.	17,574	973,072

FOOD PRODUCTS — 0.6%
Campbell Soup Co.	7,752	468,763
General Mills, Inc.	21,360	1,319,407
Hershey Co.	9,179	949,384
Kellogg Co.	8,992	662,800
McCormick & Co., Inc.	4,778	445,931
Mead Johnson Nutrition Co.	6,489	459,162

		4,305,447

HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Becton Dickinson and Co.	13,958	2,310,747
Boston Scientific Corp. (a)	89,545	1,936,858
C.R. Bard, Inc.	4,807	1,079,941
Cooper Cos., Inc.	2,271	397,266
Danaher Corp.	21,179	1,648,573
Edwards Lifesciences Corp. (a)	14,023	1,313,955
Hologic, Inc. (a)	10,979	440,478
Intuitive Surgical, Inc. (a)	2,588	1,641,232
St. Jude Medical, Inc.	18,811	1,508,454
Stryker Corp.	20,409	2,445,202
Varian Medical Systems, Inc. (a)	6,139	551,160
Zimmer Biomet Holdings, Inc.	8,437	870,698

		16,144,564

HEALTH CARE PROVIDERS & SERVICES — 2.5%
Aetna, Inc.	23,045	2,857,811
Envision Healthcare Corp. (a)	3,146	199,110
HCA Holdings, Inc. (a)	9,779	723,842
Humana, Inc.	9,840	2,007,655
Laboratory Corp. of America Holdings (a)	3,680	472,438
Quest Diagnostics, Inc.	5,688	522,727
UnitedHealth Group, Inc.	62,673	10,030,187

Universal Health Services, Inc. Class B	2,640	280,843

		17,094,613

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)	19,847	940,152

HOTELS, RESTAURANTS & LEISURE — 2.2%
Chipotle Mexican Grill, Inc. Class A (a) (b)	1,076	405,996
Darden Restaurants, Inc.	8,126	590,923
Marriott International, Inc. Class A	21,094	1,744,052
McDonald’s Corp.	33,915	4,128,134
Royal Caribbean Cruises, Ltd.	5,631	461,967
Starbucks Corp.	95,762	5,316,706
Wyndham Worldwide Corp. (b)	4,723	360,696
Wynn Resorts, Ltd.	5,238	453,139
Yum! Brands, Inc.	22,959	1,453,994

		14,915,607

HOUSEHOLD DURABLES — 0.4%
Garmin, Ltd.	7,518	364,548
Harman International Industries, Inc.	4,566	507,556
Leggett & Platt, Inc.	5,920	289,370
Mohawk Industries, Inc. (a)	1,985	396,365
Newell Brands, Inc.	19,363	864,558

		2,422,397

HOUSEHOLD PRODUCTS — 1.8%
Church & Dwight Co., Inc.	11,049	488,256
Clorox Co.	4,614	553,772
Colgate-Palmolive Co.	32,745	2,142,833
Kimberly-Clark Corp.	12,268	1,400,024
Procter & Gamble Co.	86,352	7,260,476

		11,845,361

INDUSTRIAL CONGLOMERATES — 2.6%
3M Co.	26,925	4,807,997
General Electric Co.	273,711	8,649,268
Honeywell International, Inc.	29,545	3,422,788
Roper Technologies, Inc.	3,622	663,116

		17,543,169

INSURANCE — 0.8%
Aon PLC	17,341	1,934,042
Arthur J Gallagher & Co.	11,703	608,088
Cincinnati Financial Corp.	5,425	410,944
Marsh & McLennan Cos., Inc.	33,894	2,290,895

		5,243,969

INTERNET & CATALOG RETAIL — 4.3%
Amazon.com, Inc. (a)	25,948	19,457,627
Expedia, Inc. (b)	7,928	898,084
Netflix, Inc. (a)	28,201	3,491,284
Priceline Group, Inc. (a)	3,267	4,789,618
TripAdvisor, Inc. (a)	4,293	199,066

		28,835,679

INTERNET SOFTWARE & SERVICES — 7.5%
Akamai Technologies, Inc. (a)	11,404	760,419
Alphabet, Inc. Class A (a)	19,465	15,425,039
Alphabet, Inc. Class C (a)	19,577	15,109,920
eBay, Inc. (a)	26,615	790,199

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Facebook, Inc. Class A (a)	154,114	$17,730,816
VeriSign, Inc. (a) (b)	6,013	457,409

		50,273,802

IT SERVICES — 6.0%
Accenture PLC Class A	40,800	4,778,904
Alliance Data Systems Corp. (b)	2,262	516,867
Automatic Data Processing, Inc.	29,686	3,051,127
Cognizant Technology Solutions Corp. Class A (a)	27,958	1,566,487
CSRA, Inc.	4,107	130,767
Fidelity National Information Services, Inc.	21,597	1,633,597
Fiserv, Inc. (a)	14,265	1,516,084
Global Payments, Inc.	10,132	703,262
International Business Machines Corp.	32,442	5,385,048
MasterCard, Inc. Class A	62,609	6,464,379
Paychex, Inc.	21,181	1,289,499
PayPal Holdings, Inc. (a)	73,878	2,915,965
Total System Services, Inc.	10,878	533,348
Visa, Inc. Class A (b)	122,901	9,588,736
Western Union Co. (b)	20,645	448,410

		40,522,480

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	7,377	573,857
Mattel, Inc.	12,800	352,640

		926,497

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Agilent Technologies, Inc.	13,862	631,553
Illumina, Inc. (a)	6,634	849,417
Mettler-Toledo International, Inc. (a)	1,768	740,014
Thermo Fisher Scientific, Inc.	15,889	2,241,938
Waters Corp. (a)	3,529	474,262

		4,937,184

MACHINERY — 1.8%
Caterpillar, Inc.	20,014	1,856,098
Cummins, Inc.	10,158	1,388,294
Deere & Co.	9,346	963,012
Fortive Corp.	19,743	1,058,817
Illinois Tool Works, Inc.	20,833	2,551,209
Ingersoll-Rand PLC	16,966	1,273,129
PACCAR, Inc.	11,988	766,033
Parker-Hannifin Corp.	5,994	839,160
Snap-on, Inc.	2,045	350,247
Stanley Black & Decker, Inc.	4,733	542,828
Xylem, Inc.	11,791	583,890

		12,172,717

MEDIA — 4.6%
CBS Corp. Class B	25,768	1,639,360
Charter Communications, Inc. Class A (a)	14,257	4,104,875
Comcast Corp. Class A	156,858	10,831,045
Discovery Communications, Inc. Class A (a) (b)	10,445	286,297
Discovery Communications, Inc. Class C (a)	15,695	420,312
Interpublic Group of Cos., Inc.	14,270	334,061
Omnicom Group, Inc.	11,141	948,211

Scripps Networks Interactive, Inc. Class A (b)	6,286	448,632
Time Warner, Inc.	50,794	4,903,145
Twenty-First Century Fox, Inc. Class A	33,404	936,648
Twenty-First Century Fox, Inc. Class B	15,375	418,969
Walt Disney Co.	56,819	5,921,676

		31,193,231

METALS & MINING — 0.4%
Freeport-McMoRan, Inc. (a)	50,188	661,980
Newmont Mining Corp.	34,846	1,187,203
Nucor Corp.	12,394	737,691

		2,586,874

MULTI-UTILITIES — 0.4%
CenterPoint Energy, Inc.	16,358	403,061
Dominion Resources, Inc.	19,421	1,487,454
WEC Energy Group, Inc.	10,770	631,661

		2,522,176

MULTILINE RETAIL — 0.4%
Dollar General Corp.	16,666	1,234,451
Dollar Tree, Inc. (a)	15,491	1,195,595

		2,430,046

OIL, GAS & CONSUMABLE FUELS — 2.3%
Anadarko Petroleum Corp.	18,411	1,283,799
Apache Corp.	15,928	1,010,950
Cabot Oil & Gas Corp.	13,635	318,514
Chesapeake Energy Corp. (a)	22,862	160,491
Cimarex Energy Co.	3,446	468,312
Concho Resources, Inc. (a)	5,190	688,194
Devon Energy Corp.	18,496	844,712
EOG Resources, Inc.	19,702	1,991,872
EQT Corp.	6,806	445,112
Murphy Oil Corp. (b)	10,566	328,920
Newfield Exploration Co. (a)	8,468	342,954
Noble Energy, Inc.	11,786	448,575
Occidental Petroleum Corp.	21,999	1,566,989
ONEOK, Inc.	9,652	554,121
Pioneer Natural Resources Co.	11,202	2,017,144
Range Resources Corp.	4,674	160,599
Southwestern Energy Co. (a)	17,984	194,587
Spectra Energy Corp.	46,122	1,895,153
Williams Cos., Inc.	20,216	629,526

		15,350,524

PERSONAL PRODUCTS — 0.1%
Coty, Inc. Class A	12,889	235,997
Estee Lauder Cos., Inc. Class A	8,514	651,236

		887,233

PHARMACEUTICALS — 5.0%
Bristol-Myers Squibb Co.	60,512	3,536,321
Eli Lilly & Co.	28,133	2,069,182
Johnson & Johnson	109,270	12,588,997
Merck & Co., Inc.	112,462	6,620,638
Pfizer, Inc.	223,652	7,264,217
Zoetis, Inc.	32,516	1,740,581

		33,819,936

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

PROFESSIONAL SERVICES — 0.4%
Dun & Bradstreet Corp.	2,411	$292,503
Equifax, Inc.	7,846	927,633
Nielsen Holdings PLC	12,141	509,315
Verisk Analytics, Inc. Class A (a)	10,244	831,505

		2,560,956

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.9%
American Tower Corp. REIT	28,030	2,962,210
Apartment Investment & Management Co. Class A REIT	10,319	468,999
AvalonBay Communities, Inc.	9,079	1,608,345
Boston Properties, Inc. REIT	6,866	863,605
Crown Castle International Corp. REIT	15,403	1,336,518
Digital Realty Trust, Inc. REIT (b)	10,438	1,025,638
Equinix, Inc. REIT	4,715	1,685,188
Equity Residential REIT	16,133	1,038,320
Essex Property Trust, Inc. REIT	2,257	524,753
Extra Space Storage, Inc. REIT	8,794	679,249
Federal Realty Investment Trust REIT	2,956	420,077
General Growth Properties, Inc. REIT	38,422	959,782
Host Hotels & Resorts, Inc. REIT	48,597	915,568
Iron Mountain, Inc. REIT	9,143	296,965
Kimco Realty Corp. REIT	29,111	732,433
Mid-America Apartment Communities, Inc. REIT	4,532	443,773
Prologis, Inc. REIT	34,796	1,836,881
Public Storage REIT	6,336	1,416,096
Realty Income Corp. REIT	10,576	607,908
Simon Property Group, Inc. REIT	13,684	2,431,236
UDR, Inc. REIT	17,581	641,355
Ventas, Inc. REIT	13,293	831,078
Vornado Realty Trust REIT	5,884	614,113
Welltower, Inc. REIT	23,881	1,598,355

		25,938,445

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (c)
CBRE Group, Inc. Class A (a)	8,615	271,286

ROAD & RAIL — 0.9%
CSX Corp.	38,808	1,394,371
JB Hunt Transport Services, Inc.	5,755	558,638
Union Pacific Corp.	37,408	3,878,462

		5,831,471

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.1%
Analog Devices, Inc.	20,277	1,472,516
Applied Materials, Inc.	71,086	2,293,945
Broadcom, Ltd.	26,156	4,623,596
Intel Corp.	149,693	5,429,365
KLA-Tencor Corp.	10,303	810,640
Lam Research Corp.	10,677	1,128,879
Linear Technology Corp.	15,811	985,816
Microchip Technology, Inc.	14,159	908,300
NVIDIA Corp. (b)	35,502	3,789,484
QUALCOMM, Inc.	97,222	6,338,875
Skyworks Solutions, Inc.	12,217	912,121
Texas Instruments, Inc.	65,824	4,803,177
Xilinx, Inc.	10,717	646,985

		34,143,699

SOFTWARE — 7.5%
Activision Blizzard, Inc.	44,978	1,624,156
Adobe Systems, Inc. (a)	32,767	3,373,363
Autodesk, Inc. (a)	8,486	628,049
Citrix Systems, Inc. (a)	10,269	917,124
Electronic Arts, Inc. (a)	19,845	1,562,992
Intuit, Inc.	16,056	1,840,178
Microsoft Corp.	511,808	31,803,749
Oracle Corp.	114,404	4,398,834
Red Hat, Inc. (a)	11,767	820,160
salesforce.com, Inc. (a)	42,012	2,876,142
Symantec Corp.	20,014	478,134

		50,322,881

SPECIALTY RETAIL — 3.8%
Advance Auto Parts, Inc.	4,868	823,276
AutoZone, Inc. (a) (b)	1,942	1,533,772
Best Buy Co., Inc.	7,112	303,469
CarMax, Inc. (a) (b)	5,609	361,164
Foot Locker, Inc.	5,397	382,593
Home Depot, Inc.	80,143	10,745,574
L Brands, Inc.	7,386	486,294
Lowe’s Cos., Inc.	36,604	2,603,277
O’Reilly Automotive, Inc. (a)	6,244	1,738,392
Ross Stores, Inc.	26,104	1,712,422
Tiffany & Co.	3,556	275,341
TJX Cos., Inc.	42,947	3,226,608
Tractor Supply Co.	4,941	374,577
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,854	982,539
Urban Outfitters, Inc. (a)	5,792	164,956

		25,714,254

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.1%
Apple, Inc.	351,040	40,657,453
NetApp, Inc.	11,176	394,177

		41,051,630

TEXTILES,APPAREL & LUXURY GOODS — 0.6%
Coach, Inc.	9,144	320,223
Hanesbrands, Inc.	12,864	277,476
Michael Kors Holdings, Ltd. (a)	10,739	461,562
NIKE, Inc. Class B	50,112	2,547,193
Under Armour, Inc. Class A (a) (b)	12,791	371,579
Under Armour, Inc. Class C (a)	12,880	324,190

		4,302,223

TOBACCO — 2.5%
Altria Group, Inc.	128,375	8,680,718
Philip Morris International, Inc.	56,131	5,135,425
Reynolds American, Inc.	54,455	3,051,658

		16,867,801

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	18,959	890,694
United Rentals, Inc. (a)	5,536	584,491
W.W. Grainger, Inc.	3,602	836,564

		2,311,749

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	11,653	$843,211

TOTAL COMMON STOCKS (Cost $584,457,435)		671,794,000

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (d) (e)	843,550	843,550
State Street Navigator Securities Lending Government Money Market Portfolio (e) (f)	283,500	283,500

TOTAL SHORT-TERM INVESTMENTS (Cost $1,127,050)		1,127,050

TOTAL INVESTMENTS — 99.9% (Cost $585,584,485)		672,921,050
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		405,668

NET ASSETS — 100.0%		$673,326,718

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	Amount is less than 0.05% of net assets.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$17,519,145	$—	$—	$17,519,145
Air Freight & Logistics	8,975,836	—	—	8,975,836
Airlines	3,862,614	—	—	3,862,614
Automobiles	675,694	—	—	675,694
Banks	4,538,631	—	—	4,538,631
Beverages	14,425,646	—	—	14,425,646
Biotechnology	31,101,868	—	—	31,101,868
Building Products	1,064,329	—	—	1,064,329
Capital Markets	14,318,348	—	—	14,318,348
Chemicals	10,814,777	—	—	10,814,777
Commercial Services & Supplies	3,449,573	—	—	3,449,573
Communications Equipment	2,753,285	—	—	2,753,285
Construction & Engineering	346,967	—	—	346,967
Construction Materials	2,017,585	—	—	2,017,585
Consumer Finance	3,666,226	—	—	3,666,226
Containers & Packaging	516,940	—	—	516,940
Distributors	618,517	—	—	618,517
Diversified Telecommunication Services	8,196,301	—	—	8,196,301
Electric Utilities	2,061,809	—	—	2,061,809
Electrical Equipment	2,881,803	—	—	2,881,803
Electronic Equipment, Instruments & Components	3,914,473	—	—	3,914,473
Energy Equipment & Services	6,027,297	—	—	6,027,297
Food & Staples Retailing	973,072	—	—	973,072
Food Products	4,305,447	—	—	4,305,447
Health Care Equipment & Supplies	16,144,564	—	—	16,144,564
Health Care Providers & Services	17,094,613	—	—	17,094,613
Health Care Technology	940,152	—	—	940,152
Hotels, Restaurants & Leisure	14,915,607	—	—	14,915,607

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Household Durables	$2,422,397	$—	$—	$2,422,397
Household Products	11,845,361	—	—	11,845,361
Industrial Conglomerates	17,543,169	—	—	17,543,169
Insurance	5,243,969	—	—	5,243,969
Internet & Catalog Retail	28,835,679	—	—	28,835,679
Internet Software & Services	50,273,802	—	—	50,273,802
IT Services	40,522,480	—	—	40,522,480
Leisure Equipment & Products	926,497	—	—	926,497
Life Sciences Tools & Services	4,937,184	—	—	4,937,184
Machinery	12,172,717	—	—	12,172,717
Media	31,193,231	—	—	31,193,231
Metals & Mining	2,586,874	—	—	2,586,874
Multi-Utilities	2,522,176	—	—	2,522,176
Multiline Retail	2,430,046	—	—	2,430,046
Oil, Gas & Consumable Fuels	15,350,524	—	—	15,350,524
Personal Products	887,233	—	—	887,233
Pharmaceuticals	33,819,936	—	—	33,819,936
Professional Services	2,560,956	—	—	2,560,956
Real Estate Investment Trusts (REITs)	25,938,445	—	—	25,938,445
Real Estate Management & Development	271,286	—	—	271,286
Road & Rail	5,831,471	—	—	5,831,471
Semiconductors & Semiconductor Equipment	34,143,699	—	—	34,143,699
Software	50,322,881	—	—	50,322,881
Specialty Retail	25,714,254	—	—	25,714,254
Technology Hardware, Storage & Peripherals	41,051,630	—	—	41,051,630
Textiles, Apparel & Luxury Goods	4,302,223	—	—	4,302,223
Tobacco	16,867,801	—	—	16,867,801
Trading Companies & Distributors	2,311,749	—	—	2,311,749
Water Utilities	843,211	—	—	843,211
Short-Term Investments	1,127,050	—	—	1,127,050

TOTAL INVESTMENTS	$672,921,050	$—	$—	$672,921,050

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	695,313	$695,313	5,545,158	6,240,471	—	$—	$1,393	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	6,665,866	5,822,316	843,550	843,550	833	—
State Street Navigator Securities Lending Government Money Market Portfolio*	14,589,098	14,589,098	29,825,097	44,130,695	283,500	283,500	14,873	—

TOTAL		$15,284,411				$1,127,050	$17,099	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.8%
Arconic, Inc.	14,094	$261,303
Boeing Co.	6,114	951,827
L3 Technologies, Inc. (a)	1,338	203,523
Raytheon Co.	3,060	434,520
Rockwell Collins, Inc.	1,529	141,830
Textron, Inc.	8,680	421,501
United Technologies Corp.	24,539	2,689,965

		5,104,469

AIR FREIGHT & LOGISTICS — 0.1%
C.H. Robinson Worldwide, Inc. (b)	2,192	160,586
Expeditors International of Washington, Inc.	2,005	106,185

		266,771

AIRLINES — 0.7%
Alaska Air Group, Inc.	1,427	126,618
American Airlines Group, Inc.	16,600	775,054
Delta Air Lines, Inc.	23,609	1,161,326

		2,062,998

AUTO COMPONENTS — 0.4%
BorgWarner, Inc. (b)	6,500	256,360
Delphi Automotive PLC	8,664	583,520
Goodyear Tire & Rubber Co.	8,386	258,876

		1,098,756

AUTOMOBILES — 1.1%
Ford Motor Co.	125,095	1,517,402
General Motors Co.	44,491	1,550,067

		3,067,469

BANKS — 13.5%
Bank of America Corp.	323,914	7,158,499
BB&T Corp.	26,009	1,222,943
Citigroup, Inc.	91,296	5,425,721
Citizens Financial Group, Inc.	10,218	364,067
Comerica, Inc.	2,528	172,182
Fifth Third Bancorp	24,204	652,782
Huntington Bancshares, Inc.	34,800	460,056
JPMorgan Chase & Co.	114,731	9,900,138
KeyCorp.	17,670	322,831
M&T Bank Corp.	5,013	784,184
People’s United Financial, Inc. (b)	9,373	181,461
PNC Financial Services Group, Inc.	15,623	1,827,266
Regions Financial Corp.	37,802	542,837
SunTrust Banks, Inc.	15,772	865,094
US Bancorp	22,520	1,156,852
Wells Fargo & Co.	144,914	7,986,211
Zions Bancorp	6,215	267,494

		39,290,618

BEVERAGES — 2.0%
Brown-Forman Corp. Class B	2,344	105,292
Coca-Cola Co.	60,982	2,528,314
Dr. Pepper Snapple Group, Inc.	2,344	212,531
Molson Coors Brewing Co. Class B	5,876	571,794
Monster Beverage Corp. (a)	5,198	230,479
PepsiCo, Inc.	20,261	2,119,908

		5,768,318

BIOTECHNOLOGY — 0.6%
Amgen, Inc.	10,680	1,561,523
Vertex Pharmaceuticals, Inc. (a)	3,632	267,569

		1,829,092

BUILDING PRODUCTS — 0.5%
Allegion PLC	1,121	71,744
Fortune Brands Home & Security, Inc.	1,427	76,287
Johnson Controls International PLC	30,002	1,235,782
Masco Corp.	3,975	125,690

		1,509,503

CAPITAL MARKETS — 3.6%
Affiliated Managers Group, Inc. (a)	1,789	259,942
Ameriprise Financial, Inc.	2,640	292,882
Bank of New York Mellon Corp.	33,935	1,607,840
BlackRock, Inc.	1,971	750,044
CME Group, Inc.	3,988	460,016
Franklin Resources, Inc.	10,913	431,937
Goldman Sachs Group, Inc.	11,831	2,832,933
Invesco, Ltd.	12,329	374,062
Morgan Stanley	46,174	1,950,851
Nasdaq, Inc.	2,004	134,508
Northern Trust Corp.	2,406	214,254
State Street Corp. (c)	11,605	901,941
T Rowe Price Group, Inc.	2,570	193,418

		10,404,628

CHEMICALS — 2.6%
Air Products & Chemicals, Inc.	3,026	435,199
CF Industries Holdings, Inc. (b)	6,777	213,340
Dow Chemical Co.	35,970	2,058,203
E.I. du Pont de Nemours & Co.	14,189	1,041,473
Eastman Chemical Co.	4,497	338,219
Ecolab, Inc.	3,771	442,037
FMC Corp.	1,496	84,614
International Flavors & Fragrances, Inc.	1,020	120,187
LyondellBasell Industries NV Class A	10,752	922,306
Monsanto Co.	4,622	486,281
Mosaic Co.	10,551	309,461
PPG Industries, Inc.	3,971	376,292
Praxair, Inc.	4,063	476,143
Sherwin-Williams Co.	815	219,023

		7,522,778

COMMERCIAL SERVICES & SUPPLIES — 0.1%
Pitney Bowes, Inc.	6,032	91,626
Stericycle, Inc. (a)	2,751	211,937

		303,563

COMMUNICATIONS EQUIPMENT — 1.7%
Cisco Systems, Inc.	160,856	4,861,069
Juniper Networks, Inc.	5,401	152,632

		5,013,701

CONSTRUCTION & ENGINEERING — 0.1%
Fluor Corp.	4,118	216,277
Jacobs Engineering Group, Inc. (a)	3,722	212,154

		428,431

CONSUMER FINANCE — 1.2%
American Express Co.	12,829	950,372
Capital One Financial Corp.	15,414	1,344,717

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Navient Corp.	10,408	$171,004
Synchrony Financial	25,149	912,154

		3,378,247

CONTAINERS & PACKAGING — 0.6%
Avery Dennison Corp.	1,325	93,041
Ball Corp.	5,602	420,542
International Paper Co.	13,212	701,029
Sealed Air Corp.	2,395	108,589
WestRock Co.	8,015	406,922

		1,730,123

DISTRIBUTORS — 0.2%
Genuine Parts Co.	4,751	453,911

DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc. (b)	7,056	162,217

DIVERSIFIED FINANCIAL SERVICES — 3.5%
Berkshire Hathaway, Inc. Class B (a)	60,821	9,912,606
Leucadia National Corp.	9,691	225,316

		10,137,922

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.3%
AT&T, Inc.	196,870	8,372,881
CenturyLink, Inc.	17,490	415,912
Frontier Communications Corp. (b)	33,962	114,792
Level 3 Communications, Inc. (a)	4,149	233,838
Verizon Communications, Inc.	61,411	3,278,119

		12,415,542

ELECTRIC UTILITIES — 3.8%
Alliant Energy Corp.	3,857	146,142
American Electric Power Co., Inc.	15,767	992,690
Duke Energy Corp.	22,090	1,714,626
Edison International	10,430	750,856
Entergy Corp.	5,730	420,983
Eversource Energy	10,191	562,849
Exelon Corp.	29,634	1,051,711
FirstEnergy Corp.	12,838	397,593
NextEra Energy, Inc.	7,604	908,374
PG&E Corp.	16,214	985,325
Pinnacle West Capital Corp.	3,408	265,926
PPL Corp.	21,831	743,345
Southern Co.	31,442	1,546,632
Xcel Energy, Inc.	16,279	662,555

		11,149,607

ELECTRICAL EQUIPMENT — 0.7%
AMETEK, Inc.	7,440	361,584
Eaton Corp. PLC	14,458	969,987
Emerson Electric Co.	11,101	618,881

		1,950,452

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
FLIR Systems, Inc.	1,269	45,925
TE Connectivity, Ltd.	5,736	397,390

		443,315

ENERGY EQUIPMENT & SERVICES — 1.5%
Baker Hughes, Inc.	7,757	503,972
FMC Technologies, Inc. (a)	6,650	236,275
Halliburton Co.	11,591	626,957

Helmerich & Payne, Inc. (b)	3,267	252,866
National Oilwell Varco, Inc. (b)	12,072	451,976
Schlumberger, Ltd.	24,492	2,056,103
Transocean, Ltd. (a)	11,633	171,470

		4,299,619

FOOD & STAPLES RETAILING — 4.2%
Costco Wholesale Corp.	14,039	2,247,784
CVS Health Corp.	34,203	2,698,959
Kroger Co.	30,232	1,043,306
Sysco Corp.	7,542	417,601
Wal-Mart Stores, Inc.	48,260	3,335,731
Walgreens Boots Alliance, Inc.	27,462	2,272,755
Whole Foods Market, Inc.	9,380	288,529

		12,304,665

FOOD PRODUCTS — 2.7%
Archer-Daniels-Midland Co.	18,415	840,645
Campbell Soup Co.	2,446	147,909
ConAgra Foods, Inc.	13,365	528,586
General Mills, Inc.	8,561	528,813
Hormel Foods Corp.	8,663	301,559
J.M. Smucker Co.	3,697	473,438
Kellogg Co.	3,743	275,896
Kraft Heinz Co.	19,081	1,666,153
McCormick & Co., Inc.	1,119	104,436
Mead Johnson Nutrition Co.	2,867	202,869
Mondelez International, Inc. Class A	49,533	2,195,798
Tyson Foods, Inc. Class A	9,357	577,140

		7,843,242

HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Abbott Laboratories.	47,155	1,811,224
Baxter International, Inc.	15,641	693,522
Cooper Cos., Inc.	450	78,718
Danaher Corp.	9,197	715,894
DENTSPLY SIRONA, Inc.	7,393	426,798
Hologic, Inc. (a)	3,567	143,108
Medtronic PLC	43,981	3,132,767
Zimmer Biomet Holdings, Inc.	2,346	242,107

		7,244,138

HEALTH CARE PROVIDERS & SERVICES — 2.7%
AmerisourceBergen Corp.	5,401	422,304
Anthem, Inc.	8,418	1,210,256
Cardinal Health, Inc.	10,267	738,916
Centene Corp. (a)	5,503	310,975
Cigna Corp.	8,255	1,101,134
DaVita, Inc. (a)	5,072	325,622
Envision Healthcare Corp. (a)	2,242	141,896
Express Scripts Holding Co. (a)	19,789	1,361,285
HCA Holdings, Inc. (a)	4,573	338,494
Henry Schein, Inc. (a)	2,553	387,316
Laboratory Corp. of America Holdings (a)	1,529	196,293
McKesson Corp.	7,219	1,013,909
Patterson Cos., Inc. (b)	2,708	111,109
Quest Diagnostics, Inc.	1,728	158,803
Universal Health Services, Inc. Class B	1,619	172,229

		7,990,541

HOTELS, RESTAURANTS & LEISURE — 0.8%
Carnival Corp.	13,462	700,832

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Chipotle Mexican Grill, Inc. Class A (a) (b)	408	$153,946
McDonald’s Corp.	10,111	1,230,711
Royal Caribbean Cruises, Ltd.	2,600	213,304
Wyndham Worldwide Corp.	1,121	85,611

		2,384,404

HOUSEHOLD DURABLES — 0.6%
D.R. Horton, Inc.	10,905	298,034
Leggett & Platt, Inc.	1,504	73,515
Lennar Corp. Class A	6,319	271,275
Mohawk Industries, Inc. (a)	1,120	223,641
Newell Brands, Inc.	6,014	268,525
PulteGroup, Inc.	9,252	170,052
Whirlpool Corp.	2,444	444,246

		1,749,288

HOUSEHOLD PRODUCTS — 1.9%
Church & Dwight Co., Inc.	2,855	126,162
Clorox Co.	1,835	220,237
Colgate-Palmolive Co.	12,299	804,847
Kimberly-Clark Corp.	5,546	632,909
Procter & Gamble Co.	43,770	3,680,182

		5,464,337

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	19,848	230,634
NRG Energy, Inc.	8,978	110,070

		340,704

INDUSTRIAL CONGLOMERATES — 2.5%
3M Co.	6,153	1,098,741
General Electric Co.	150,324	4,750,238
Honeywell International, Inc.	10,037	1,162,787
Roper Technologies, Inc.	1,428	261,438

		7,273,204

INSURANCE — 5.0%
Aflac, Inc.	13,066	909,394
Allstate Corp.	11,792	874,023
American International Group, Inc.	31,299	2,044,138
Assurant, Inc.	1,815	168,541
Chubb, Ltd.	14,925	1,971,891
Cincinnati Financial Corp.	2,006	151,954
Hartford Financial Services Group, Inc.	11,572	551,406
Lincoln National Corp.	7,116	471,577
Loews Corp.	8,855	414,680
MetLife, Inc.	35,192	1,896,497
Principal Financial Group, Inc.	8,568	495,744
Progressive Corp.	18,638	661,649
Prudential Financial, Inc.	13,785	1,434,467
Torchmark Corp.	3,571	263,397
Travelers Cos., Inc.	9,106	1,114,757
Unum Group	7,040	309,267
Willis Towers Watson PLC	4,122	504,038
XL Group, Ltd.	8,663	322,783

		14,560,203

INTERNET & CATALOG RETAIL — 0.0% (d)
TripAdvisor, Inc. (a)	1,529	70,900

INTERNET SOFTWARE & SERVICES — 0.6%
eBay, Inc. (a)	20,283	602,202
Yahoo!, Inc. (a)	28,148	1,088,483

		1,690,685

IT SERVICES — 1.0%
Alliance Data Systems Corp.	714	163,149
Cognizant Technology Solutions Corp. Class A (a)	5,810	325,534
CSRA, Inc.	2,259	71,927
International Business Machines Corp.	11,906	1,976,277
Teradata Corp. (a)	4,115	111,804
Western Union Co. (b)	5,393	117,136
Xerox Corp.	25,363	221,419

		2,987,246

LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Mattel, Inc.	4,729	130,284

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	3,649	166,249
Illumina, Inc. (a)	1,428	182,841
PerkinElmer, Inc.	3,466	180,752
Thermo Fisher Scientific, Inc.	4,944	697,598
Waters Corp. (a)	917	123,236

		1,350,676

MACHINERY — 1.1%
Caterpillar, Inc.	9,022	836,700
Deere & Co. (b)	4,707	485,009
Dover Corp.	4,738	355,019
Flowserve Corp.	3,741	179,755
PACCAR, Inc. (b)	5,384	344,038
Parker-Hannifin Corp.	1,322	185,080
Pentair PLC	5,332	298,965
Snap-on, Inc.	916	156,883
Stanley Black & Decker, Inc.	2,547	292,116

		3,133,565

MEDIA — 1.3%
Interpublic Group of Cos., Inc.	5,678	132,922
News Corp. Class A	11,740	134,540
News Corp. Class B	3,316	39,129
Omnicom Group, Inc. (b)	2,079	176,944
TEGNA, Inc.	6,850	146,521
Twenty-First Century Fox, Inc. Class A	17,619	494,037
Twenty-First Century Fox, Inc. Class B	8,083	220,262
Viacom, Inc. Class B	10,471	367,532
Walt Disney Co.	19,263	2,007,590

		3,719,477

METALS & MINING — 0.2%
Freeport-McMoRan, Inc. (a)	15,631	206,173
Nucor Corp.	4,192	249,508

		455,681

MULTI-UTILITIES — 1.8%
Ameren Corp.	7,755	406,827
CenterPoint Energy, Inc.	5,815	143,282
CMS Energy Corp.	8,417	350,316
Consolidated Edison, Inc.	9,765	719,485
Dominion Resources, Inc.	10,969	840,116
DTE Energy Co.	5,706	562,098

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

NiSource, Inc.	9,321	$206,367
Public Service Enterprise Group, Inc.	16,249	713,006
SCANA Corp.	4,531	332,032
Sempra Energy.	7,969	802,000
WEC Energy Group, Inc.	4,885	286,505

		5,362,034

MULTILINE RETAIL — 0.7%
Kohl’s Corp. (b)	5,540	273,565
Macy’s, Inc.	9,807	351,189
Nordstrom, Inc.	3,488	167,180
Target Corp.	17,965	1,297,612

		2,089,546

OIL, GAS & CONSUMABLE FUELS — 11.0%
Anadarko Petroleum Corp.	9,118	635,798
Apache Corp.	4,382	278,126
Cabot Oil & Gas Corp.	8,014	187,207
Chesapeake Energy Corp. (a)	12,616	88,564
Chevron Corp.	60,487	7,119,320
Cimarex Energy Co.	1,304	177,214
Concho Resources, Inc. (a)	2,154	285,620
ConocoPhillips.	39,685	1,989,806
Devon Energy Corp.	7,869	359,377
EOG Resources, Inc.	8,832	892,915
EQT Corp.	2,168	141,787
Exxon Mobil Corp.	132,874	11,993,207
Hess Corp.	8,502	529,590
Kinder Morgan, Inc.	61,532	1,274,328
Marathon Oil Corp.	27,177	470,434
Marathon Petroleum Corp.	16,944	853,130
Newfield Exploration Co. (a)	2,394	96,957
Noble Energy, Inc.	7,996	304,328
Occidental Petroleum Corp.	13,925	991,878
ONEOK, Inc.	2,066	118,609
Phillips 66.	14,216	1,228,405
Range Resources Corp.	3,768	129,468
Southwestern Energy Co. (a)	6,913	74,799
Tesoro Corp.	3,765	329,249
Valero Energy Corp.	14,476	989,000
Williams Cos., Inc.	12,466	388,191

		31,927,307

PERSONAL PRODUCTS — 0.1%
Coty, Inc. Class A	8,765	160,487
Estee Lauder Cos., Inc. Class A	2,956	226,105

		386,592

PHARMACEUTICALS — 5.2%
Allergan PLC (a)	12,027	2,525,790
Bristol-Myers Squibb Co.	24,082	1,407,352
Eli Lilly & Co.	17,437	1,282,491
Endo International PLC (a)	6,334	104,321
Johnson & Johnson	34,035	3,921,172
Mallinckrodt PLC (a)	3,336	166,200
Merck & Co., Inc.	33,618	1,979,092
Mylan NV (a)	14,708	561,110
Perrigo Co. PLC	4,628	385,189
Pfizer, Inc.	85,613	2,780,710

		15,113,427

PROFESSIONAL SERVICES — 0.1%
Nielsen Holdings PLC	4,877	204,590
Robert Half International, Inc.	4,170	203,413

		408,003

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.7%
Boston Properties, Inc. REIT	1,617	203,386
Crown Castle International Corp. REIT	4,076	353,675
Equity Residential REIT	3,873	249,266
Essex Property Trust, Inc. REIT	1,019	236,918
Federal Realty Investment Trust REIT	671	95,356
HCP, Inc. REIT	14,159	420,805
Iron Mountain, Inc. REIT	3,426	111,276
Macerich Co. REIT	3,896	275,993
Mid-America Apartment Communities, Inc. REIT	1,427	139,732
Public Storage REIT	1,632	364,752
Realty Income Corp. REIT	3,197	183,764
Simon Property Group, Inc. REIT	3,461	614,916
SL Green Realty Corp. REIT	3,230	347,386
Ventas, Inc. REIT	4,912	307,098
Vornado Realty Trust REIT	2,616	273,032
Weyerhaeuser Co. REIT	23,940	720,355

		4,897,710

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	5,402	170,109

ROAD & RAIL — 0.9%
CSX Corp.	11,113	399,290
Kansas City Southern.	3,197	271,265
Norfolk Southern Corp.	9,307	1,005,808
Ryder System, Inc.	1,668	124,166
Union Pacific Corp.	8,143	844,266

		2,644,795

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.4%
First Solar, Inc. (a) (b)	2,259	72,492
Intel Corp.	79,014	2,865,838
Micron Technology, Inc. (a)	33,362	731,295
Qorvo, Inc. (a)	4,077	214,980
Xilinx, Inc.	2,933	177,065

		4,061,670

SOFTWARE — 0.8%
Autodesk, Inc. (a)	2,208	163,414
CA, Inc.	9,517	302,355
Oracle Corp.	40,359	1,551,804
Symantec Corp.	10,152	242,531

		2,260,104

SPECIALTY RETAIL — 0.9%
AutoNation, Inc. (a)	2,223	108,149
Bed Bath & Beyond, Inc.	4,776	194,097
Best Buy Co., Inc.	5,255	224,231
CarMax, Inc. (a) (b)	3,325	214,097
Foot Locker, Inc.	1,440	102,082
Gap, Inc.	6,683	149,966
L Brands, Inc.	4,077	268,430
Lowe’s Cos., Inc.	9,989	710,418
Signet Jewelers, Ltd.	2,242	211,331
Staples, Inc.	19,464	176,149

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Tiffany & Co. (b)	1,678	$129,927
Tractor Supply Co.	1,834	139,035

		2,627,912

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
Hewlett Packard Enterprise Co.	53,408	1,235,861
HP, Inc.	54,845	813,900
NetApp, Inc.	3,314	116,885
Seagate Technology PLC (b)	9,477	361,737
Western Digital Corp.	9,186	624,189

		3,152,572

TEXTILES,APPAREL & LUXURY GOODS — 0.7%
Coach, Inc.	4,472	156,609
Hanesbrands, Inc.	5,810	125,322
NIKE, Inc. Class B	18,447	937,661
PVH Corp.	2,469	222,803
Ralph Lauren Corp.	1,664	150,292
VF Corp. (b)	10,651	568,231

		2,160,918

TOBACCO — 0.7%
Philip Morris International, Inc.	22,361	2,045,808

TOTAL COMMON STOCKS (Cost $263,038,676)		289,793,797

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (e) (f)	218,879	218,879

State Street Navigator Securities Lending Government Money Market Portfolio (f) (g)	54,859	54,859

TOTAL SHORT-TERM INVESTMENTS (Cost $273,738)		273,738

TOTAL INVESTMENTS — 99.9% (Cost $263,312,414)		290,067,535
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		325,142

NET ASSETS — 100.0%		$290,392,677

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The rate shown is the annualized seven-day yield at December 31, 2016.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$5,104,469	$—	$—	$5,104,469
Air Freight & Logistics	266,771	—	—	266,771
Airlines	2,062,998	—	—	2,062,998
Auto Components	1,098,756	—	—	1,098,756
Automobiles	3,067,469	—	—	3,067,469
Banks	39,290,618	—	—	39,290,618
Beverages	5,768,318	—	—	5,768,318
Biotechnology	1,829,092	—	—	1,829,092
Building Products	1,509,503	—	—	1,509,503
Capital Markets	10,404,628	—	—	10,404,628
Chemicals	7,522,778	—	—	7,522,778
Commercial Services & Supplies	303,563	—	—	303,563
Communications Equipment	5,013,701	—	—	5,013,701
Construction & Engineering	428,431	—	—	428,431
Consumer Finance	3,378,247	—	—	3,378,247
Containers & Packaging	1,730,123	—	—	1,730,123
Distributors	453,911	—	—	453,911
Diversified Consumer Services	162,217	—	—	162,217
Diversified Financial Services	10,137,922	—	—	10,137,922

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Diversified Telecommunication Services	$12,415,542	$—	$—	$12,415,542
Electric Utilities	11,149,607	—	—	11,149,607
Electrical Equipment	1,950,452	—	—	1,950,452
Electronic Equipment, Instruments & Components	443,315	—	—	443,315
Energy Equipment & Services	4,299,619	—	—	4,299,619
Food & Staples Retailing	12,304,665	—	—	12,304,665
Food Products	7,843,242	—	—	7,843,242
Health Care Equipment & Supplies	7,244,138	—	—	7,244,138
Health Care Providers & Services	7,990,541	—	—	7,990,541
Hotels, Restaurants & Leisure	2,384,404	—	—	2,384,404
Household Durables	1,749,288	—	—	1,749,288
Household Products	5,464,337	—	—	5,464,337
Independent Power Producers & Energy Traders	340,704	—	—	340,704
Industrial Conglomerates.	7,273,204	—	—	7,273,204
Insurance	14,560,203	—	—	14,560,203
Internet & Catalog Retail	70,900	—	—	70,900
Internet Software & Services	1,690,685	—	—	1,690,685
IT Services	2,987,246	—	—	2,987,246
Leisure Equipment & Products	130,284	—	—	130,284
Life Sciences Tools & Services	1,350,676	—	—	1,350,676
Machinery	3,133,565	—	—	3,133,565
Media	3,719,477	—	—	3,719,477
Metals & Mining	455,681	—	—	455,681
Multi-Utilities	5,362,034	—	—	5,362,034
Multiline Retail	2,089,546	—	—	2,089,546
Oil, Gas & Consumable Fuels	31,927,307	—	—	31,927,307
Personal Products	386,592	—	—	386,592
Pharmaceuticals	15,113,427	—	—	15,113,427
Professional Services	408,003	—	—	408,003
Real Estate Investment Trusts (REITs)	4,897,710	—	—	4,897,710
Real Estate Management & Development	170,109	—	—	170,109
Road & Rail	2,644,795	—	—	2,644,795
Semiconductors & Semiconductor Equipment	4,061,670	—	—	4,061,670
Software	2,260,104	—	—	2,260,104
Specialty Retail	2,627,912	—	—	2,627,912
Technology Hardware, Storage & Peripherals	3,152,572	—	—	3,152,572
Textiles, Apparel & Luxury Goods	2,160,918	—	—	2,160,918
Tobacco	2,045,808	—	—	2,045,808
Short-Term Investments	273,738	—	—	273,738

TOTAL INVESTMENTS	$290,067,535	$—	$—	$290,067,535

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Corp.	10,766	$580,503	1,539	700	11,605	$901,941	$8,235	$(7,302)
State Street Institutional Liquid Reserves Fund, Premier Class	439,129	439,129	4,819,098	5,258,227	—	—	758	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	3,497,065	3,278,186	218,879	218,879	523	—
State Street Navigator Securities Lending Government Money Market Portfolio*	5,410,163	5,410,163	14,994,191	20,349,495	54,859	54,859	3,933	—

TOTAL		$6,429,795				$1,175,679	$13,449	$(7,302)

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P 500 High Dividend ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUTOMOBILES — 2.4%
Ford Motor Co.	83,189	$1,009,083
General Motors Co.	35,803	1,247,376

		2,256,459

BANKS — 1.5%
People’s United Financial, Inc.	74,666	1,445,534

BIOTECHNOLOGY — 1.2%
AbbVie, Inc.	18,042	1,129,790

CAPITAL MARKETS — 2.7%
CME Group, Inc.	11,310	1,304,609
Invesco, Ltd.	40,469	1,227,829

		2,532,438

CHEMICALS — 5.5%
CF Industries Holdings, Inc.	45,724	1,439,392
Dow Chemical Co.	21,675	1,240,244
LyondellBasell Industries NV Class A	14,731	1,263,625
Mosaic Co.	40,713	1,194,112

		5,137,373

COMMERCIAL SERVICES & SUPPLIES — 1.0%
Pitney Bowes, Inc.	61,244	930,296

COMMUNICATIONS EQUIPMENT — 1.2%
Cisco Systems, Inc.	37,490	1,132,948

CONSUMER FINANCE — 1.4%
Navient Corp.	79,955	1,313,661

CONTAINERS & PACKAGING — 2.9%
International Paper Co.	25,518	1,353,985
WestRock Co.	26,696	1,355,356

		2,709,341

DIVERSIFIED CONSUMER SERVICES — 1.2%
H&R Block, Inc.	48,155	1,107,083

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.1%
AT&T, Inc.	26,709	1,135,934
CenturyLink, Inc.	37,262	886,090
Frontier Communications Corp.	222,701	752,729
Verizon Communications, Inc.	20,523	1,095,518

		3,870,271

ELECTRIC UTILITIES — 7.7%
American Electric Power Co., Inc.	16,434	1,034,684
Duke Energy Corp.	13,308	1,032,967
Entergy Corp.	14,102	1,036,074
Exelon Corp.	30,777	1,092,276
FirstEnergy Corp.	31,534	976,608
PPL Corp.	30,539	1,039,853
Southern Co.	21,111	1,038,450

		7,250,912

ELECTRICAL EQUIPMENT — 2.5%
Eaton Corp. PLC	18,164	1,218,623
Emerson Electric Co.	20,630	1,150,122

		2,368,745

ENERGY EQUIPMENT & SERVICES — 1.5%
Helmerich & Payne, Inc.	17,749	1,373,773

HOUSEHOLD DURABLES — 1.3%
Garmin, Ltd.	25,001	1,212,299

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.1%
AES Corp.	91,015	1,057,594

INSURANCE — 4.8%
MetLife, Inc.	26,613	1,434,174
Principal Financial Group, Inc.	25,774	1,491,284
Prudential Financial, Inc.	15,197	1,581,400

		4,506,858

IT SERVICES — 1.2%
International Business Machines Corp.	7,104	1,179,193

LEISURE EQUIPMENT & PRODUCTS — 1.0%
Mattel, Inc.	35,144	968,217

MACHINERY — 4.3%
Caterpillar, Inc.	14,503	1,345,008
Cummins, Inc.	9,741	1,331,302
PACCAR, Inc.	20,935	1,337,747

		4,014,057

MEDIA — 0.9%
Viacom, Inc. Class B	25,265	886,802

MULTI-UTILITIES — 5.9%
Ameren Corp.	21,778	1,142,474
CenterPoint Energy, Inc.	46,633	1,149,037
Consolidated Edison, Inc.	14,181	1,044,856
Dominion Resources, Inc.	14,663	1,123,039
Public Service Enterprise Group, Inc.	24,708	1,084,187

		5,543,593

MULTILINE RETAIL — 4.2%
Kohl’s Corp.	29,169	1,440,365
Macy’s, Inc.	32,635	1,168,659
Nordstrom, Inc.	28,176	1,350,476

		3,959,500

OIL, GAS & CONSUMABLE FUELS — 10.0%
Chevron Corp.	10,895	1,282,341
Murphy Oil Corp.	39,674	1,235,052
Occidental Petroleum Corp.	15,277	1,088,181
ONEOK, Inc.	25,001	1,435,307
Spectra Energy Corp.	31,475	1,293,308
Valero Energy Corp.	23,082	1,576,962
Williams Cos., Inc.	46,956	1,462,210

		9,373,361

PHARMACEUTICALS — 2.3%
Merck & Co., Inc.	19,575	1,152,380
Pfizer, Inc.	31,339	1,017,891

		2,170,271

REAL ESTATE INVESTMENT TRUSTS (REITS) — 11.7%
Crown Castle International Corp. REIT	11,644	1,010,350
HCP, Inc. REIT	29,597	879,623
Host Hotels & Resorts, Inc. REIT	64,284	1,211,111
Iron Mountain, Inc. REIT	28,042	910,804
Kimco Realty Corp. REIT	36,586	920,504
Macerich Co. REIT	12,941	916,740
Prologis, Inc. REIT	21,903	1,156,259

See accompanying notes to financial statements.

SPDR S&P 500 High Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Realty Income Corp. REIT	16,354	$940,028
Ventas, Inc. REIT	15,584	974,312
Welltower, Inc. REIT	14,621	978,584
Weyerhaeuser Co. REIT	35,504	1,068,315

		10,966,630

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
QUALCOMM, Inc.	18,831	1,227,781

SPECIALTY RETAIL — 5.1%
Best Buy Co., Inc.	35,821	1,528,482
Gap, Inc.	47,305	1,061,524
L Brands, Inc.	16,065	1,057,720
Staples, Inc.	126,940	1,148,807

		4,796,533

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.4%
HP, Inc.	81,599	1,210,929
Seagate Technology PLC	36,458	1,391,602
Western Digital Corp.	21,973	1,493,065

		4,095,596

TEXTILES,APPAREL & LUXURY GOODS — 1.0%
Coach, Inc.	26,820	939,236

TOBACCO — 2.3%
Altria Group, Inc.	16,721	1,130,674

Philip Morris International, Inc.	11,530	1,054,880

		2,185,554

TOTAL COMMON STOCKS (Cost $90,459,332)		93,641,699

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (a) (b) (Cost $171,560)	171,560	171,560

TOTAL INVESTMENTS — 99.8% (Cost $90,630,892)		93,813,259
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		222,871

NET ASSETS — 100.0%		$94,036,130

(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at December 31, 2016.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Automobiles	$2,256,459	$—	$—	$2,256,459
Banks	1,445,534	—	—	1,445,534
Biotechnology	1,129,790	—	—	1,129,790
Capital Markets	2,532,438	—	—	2,532,438
Chemicals	5,137,373	—	—	5,137,373
Commercial Services & Supplies	930,296	—	—	930,296
Communications Equipment	1,132,948	—	—	1,132,948
Consumer Finance	1,313,661	—	—	1,313,661
Containers & Packaging	2,709,341	—	—	2,709,341
Diversified Consumer Services	1,107,083	—	—	1,107,083
Diversified Telecommunication Services	3,870,271	—	—	3,870,271
Electric Utilities	7,250,912	—	—	7,250,912
Electrical Equipment	2,368,745	—	—	2,368,745
Energy Equipment & Services	1,373,773	—	—	1,373,773
Household Durables	1,212,299	—	—	1,212,299
Independent Power Producers & Energy Traders	1,057,594	—	—	1,057,594
Insurance	4,506,858	—	—	4,506,858
IT Services	1,179,193	—	—	1,179,193
Leisure Equipment & Products	968,217	—	—	968,217
Machinery	4,014,057	—	—	4,014,057
Media	886,802	—	—	886,802
Multi-Utilities	5,543,593	—	—	5,543,593

See accompanying notes to financial statements.

SPDR S&P 500 High Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Multiline Retail	$3,959,500	$—	$—	$3,959,500
Oil, Gas & Consumable Fuels	9,373,361	—	—	9,373,361
Pharmaceuticals	2,170,271	—	—	2,170,271
Real Estate Investment Trusts (REITs)	10,966,630	—	—	10,966,630
Semiconductors & Semiconductor Equipment	1,227,781	—	—	1,227,781
Specialty Retail	4,796,533	—	—	4,796,533
Technology Hardware, Storage & Peripherals	4,095,596	—	—	4,095,596
Textiles, Apparel & Luxury Goods	939,236	—	—	939,236
Tobacco	2,185,554	—	—	2,185,554
Short-Term Investment	171,560	—	—	171,560

TOTAL INVESTMENTS	$93,813,259	$—	$—	$93,813,259

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	66,821	$66,821	1,045,158	1,111,979	—	$—	$127	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,700,859	1,529,299	171,560	171,560	221	—

TOTAL		$66,821				$171,560	$348	$—

See accompanying notes to financial statements.

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.4%
Arconic, Inc.	2,714	$50,318
Boeing Co.	3,570	555,778
General Dynamics Corp.	1,801	310,961
L3 Technologies, Inc. (a)	486	73,925
Lockheed Martin Corp.	1,546	386,407
Northrop Grumman Corp.	1,105	257,001
Raytheon Co.	1,848	262,416
Rockwell Collins, Inc.	798	74,022
Textron, Inc.	1,673	81,241
TransDigm Group, Inc.	298	74,190
United Technologies Corp.	4,745	520,147

		2,646,406

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	880	64,469
Expeditors International of Washington, Inc.	1,134	60,057
FedEx Corp.	1,521	283,210
United Parcel Service, Inc. Class B	4,250	487,220

		894,956

AIRLINES — 0.7%
Alaska Air Group, Inc.	762	67,612
American Airlines Group, Inc.	3,127	146,000
Delta Air Lines, Inc.	4,597	226,127
Southwest Airlines Co.	3,767	187,747
United Continental Holdings, Inc. (a)	1,822	132,787

		760,273

AUTO COMPONENTS — 0.2%
BorgWarner, Inc.	1,363	53,757
Delphi Automotive PLC	1,713	115,370
Goodyear Tire & Rubber Co.	1,638	50,565

		219,692

AUTOMOBILES — 0.6%
Ford Motor Co.	24,234	293,959
General Motors Co.	8,549	297,847
Harley-Davidson, Inc.	1,157	67,499

		659,305

BANKS — 7.1%
Bank of America Corp.	62,458	1,380,322
BB&T Corp.	5,036	236,793
Citigroup, Inc.	17,634	1,047,989
Citizens Financial Group, Inc.	3,263	116,261
Comerica, Inc.	1,092	74,376
Fifth Third Bancorp	4,837	130,454
Huntington Bancshares, Inc.	6,957	91,972
JPMorgan Chase & Co.	22,142	1,910,633
KeyCorp.	6,687	122,171
M&T Bank Corp.	966	151,111
People’s United Financial, Inc.	1,903	36,842
PNC Financial Services Group, Inc.	2,995	350,295
Regions Financial Corp.	7,980	114,593
SunTrust Banks, Inc.	3,132	171,790
US Bancorp	9,882	507,638
Wells Fargo & Co.	27,959	1,540,821
Zions Bancorp	1,258	54,144

		8,038,205

BEVERAGES — 2.2%
Brown-Forman Corp. Class B	1,248	56,060
Coca-Cola Co.	24,041	996,740
Constellation Brands, Inc. Class A	1,095	167,875
Dr. Pepper Snapple Group, Inc.	1,160	105,177
Molson Coors Brewing Co. Class B	1,129	109,863
Monster Beverage Corp. (a)	2,556	113,333
PepsiCo, Inc.	8,878	928,905

		2,477,953

BIOTECHNOLOGY — 2.9%
AbbVie, Inc.	10,062	630,082
Alexion Pharmaceuticals, Inc. (a)	1,386	169,577
Amgen, Inc.	4,544	664,378
Biogen, Inc. (a)	1,365	387,087
Celgene Corp. (a)	4,829	558,957
Gilead Sciences, Inc.	8,169	584,982
Regeneron Pharmaceuticals, Inc. (a)	456	167,393
Vertex Pharmaceuticals, Inc. (a)	1,562	115,073

		3,277,529

BUILDING PRODUCTS — 0.3%
Allegion PLC	588	37,632
Fortune Brands Home & Security, Inc.	892	47,686
Johnson Controls International PLC	5,798	238,820
Masco Corp.	2,082	65,833

		389,971

CAPITAL MARKETS — 3.0%
Affiliated Managers Group, Inc. (a)	336	48,821
Ameriprise Financial, Inc.	995	110,385
Bank of New York Mellon Corp.	6,505	308,207
BlackRock, Inc.	770	293,016
Charles Schwab Corp.	7,525	297,012
CME Group, Inc.	2,071	238,890
E*TRADE Financial Corp. (a)	1,750	60,637
Franklin Resources, Inc.	2,117	83,791
Goldman Sachs Group, Inc.	2,266	542,594
Intercontinental Exchange, Inc.	3,685	207,908
Invesco, Ltd.	2,586	78,459
Moody’s Corp.	1,050	98,983
Morgan Stanley	8,874	374,926
Nasdaq, Inc.	714	47,924
Northern Trust Corp.	1,331	118,525
S&P Global, Inc.	1,638	176,150
State Street Corp. (b)	2,251	174,948
T Rowe Price Group, Inc.	1,545	116,277

		3,377,453

CHEMICALS — 2.2%
Air Products & Chemicals, Inc.	1,320	189,842
Albemarle Corp.	668	57,502
CF Industries Holdings, Inc.	1,428	44,953
Dow Chemical Co.	6,897	394,646
E.I. du Pont de Nemours & Co.	5,398	396,213
Eastman Chemical Co.	922	69,344
Ecolab, Inc.	1,614	189,193
FMC Corp.	813	45,983
International Flavors & Fragrances, Inc.	504	59,386
LyondellBasell Industries NV Class A	2,076	178,079

See accompanying notes to financial statements.

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Monsanto Co.	2,674	$281,332
Mosaic Co.	2,096	61,476
PPG Industries, Inc.	1,638	155,217
Praxair, Inc.	1,740	203,911
Sherwin-Williams Co.	498	133,833

		2,460,910

COMMERCIAL SERVICES & SUPPLIES — 0.3%
Cintas Corp.	546	63,096
Pitney Bowes, Inc.	1,199	18,213
Republic Services, Inc. Class A	1,466	83,635
Stericycle, Inc. (a)	511	39,367
Waste Management, Inc.	2,556	181,246

		385,557

COMMUNICATIONS EQUIPMENT — 1.1%
Cisco Systems, Inc.	31,101	939,872
F5 Networks, Inc. (a)	420	60,783
Harris Corp.	756	77,467
Juniper Networks, Inc.	2,477	70,000
Motorola Solutions, Inc.	974	80,735

		1,228,857

CONSTRUCTION & ENGINEERING — 0.1%
Fluor Corp.	871	45,745
Jacobs Engineering Group, Inc. (a)	756	43,092
Quanta Services, Inc. (a)	976	34,013

		122,850

CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	405	89,720
Vulcan Materials Co.	811	101,496

		191,216

CONSUMER FINANCE — 0.9%
American Express Co.	4,753	352,102
Capital One Financial Corp.	2,916	254,392
Discover Financial Services.	2,500	180,225
Navient Corp.	2,188	35,949
Synchrony Financial	4,825	175,003

		997,671

CONTAINERS & PACKAGING — 0.3%
Avery Dennison Corp.	546	38,340
Ball Corp.	1,105	82,952
International Paper Co.	2,531	134,295
Sealed Air Corp.	1,242	56,312
WestRock Co.	1,579	80,166

		392,065

DISTRIBUTORS — 0.1%
Genuine Parts Co.	924	88,279
LKQ Corp. (a)	1,905	58,388

		146,667

DIVERSIFIED CONSUMER SERVICES — 0.0% (c)
H&R Block, Inc.	1,419	32,623

DIVERSIFIED FINANCIAL SERVICES — 1.7%
Berkshire Hathaway, Inc. Class B (a)	11,723	1,910,615
Leucadia National Corp.	2,053	47,732

		1,958,347

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.8%
AT&T, Inc.	37,976	1,615,119
CenturyLink, Inc.	3,398	80,805
Frontier Communications Corp.	7,144	24,147
Level 3 Communications, Inc. (a)	1,776	100,095
Verizon Communications, Inc.	25,297	1,350,354

		3,170,520

ELECTRIC UTILITIES — 1.7%
Alliant Energy Corp.	1,336	50,621
Duke Energy Corp.	4,317	335,086
Edison International	1,990	143,260
Entergy Corp.	1,092	80,229
Eversource Energy	1,945	107,422
NextEra Energy, Inc.	2,889	345,120
PG&E Corp.	3,012	183,039
Pinnacle West Capital Corp.	672	52,436
PPL Corp.	4,106	139,809
Southern Co.	6,146	302,322
Xcel Energy, Inc.	3,097	126,048

		1,865,392

ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	264	60,947
AMETEK, Inc.	1,459	70,907
Eaton Corp. PLC	2,840	190,536
Emerson Electric Co.	3,980	221,885
Rockwell Automation, Inc.	798	107,251

		651,526

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Amphenol Corp. Class A	1,894	127,277
Corning, Inc.	5,809	140,984
FLIR Systems, Inc.	840	30,400
TE Connectivity, Ltd.	2,203	152,624

		451,285

ENERGY EQUIPMENT & SERVICES — 1.3%
Baker Hughes, Inc.	2,661	172,885
FMC Technologies, Inc. (a)	1,386	49,244
Halliburton Co.	5,441	294,304
Helmerich & Payne, Inc.	672	52,013
National Oilwell Varco, Inc.	2,336	87,460
Schlumberger, Ltd.	8,627	724,237
Transocean, Ltd. (a)	2,084	30,718

		1,410,861

FOOD & STAPLES RETAILING — 2.2%
Costco Wholesale Corp.	2,716	434,859
CVS Health Corp.	6,586	519,701
Kroger Co.	5,926	204,506
Sysco Corp.	3,200	177,184
Wal-Mart Stores, Inc.	9,373	647,862
Walgreens Boots Alliance, Inc.	5,315	439,870
Whole Foods Market, Inc.	1,957	60,197

		2,484,179

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	3,672	167,627
Campbell Soup Co.	1,205	72,866
ConAgra Foods, Inc.	2,637	104,293

See accompanying notes to financial statements.

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

General Mills, Inc.	3,657	$225,893
Hershey Co.	882	91,225
Hormel Foods Corp.	1,673	58,237
J.M. Smucker Co.	723	92,588
Kellogg Co.	1,554	114,545
Kraft Heinz Co.	3,744	326,926
McCormick & Co., Inc.	714	66,638
Mead Johnson Nutrition Co.	1,187	83,992
Mondelez International, Inc. Class A	9,555	423,573
Tyson Foods, Inc. Class A	1,839	113,430

		1,941,833

HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Abbott Laboratories.	9,078	348,686
Baxter International, Inc.	3,005	133,242
Becton Dickinson and Co.	1,318	218,195
Boston Scientific Corp. (a)	8,243	178,296
C.R. Bard, Inc.	462	103,793
Cooper Cos., Inc.	300	52,479
Danaher Corp.	3,780	294,235
DENTSPLY SIRONA, Inc.	1,459	84,228
Edwards Lifesciences Corp. (a)	1,320	123,684
Hologic, Inc. (a)	1,844	73,981
Intuitive Surgical, Inc. (a)	233	147,761
Medtronic PLC	8,573	610,655
St. Jude Medical, Inc.	1,735	139,130
Stryker Corp.	1,932	231,473
Varian Medical Systems, Inc. (a)	588	52,791
Zimmer Biomet Holdings, Inc.	1,237	127,658

		2,920,287

HEALTH CARE PROVIDERS & SERVICES — 2.8%
Aetna, Inc.	2,195	272,202
AmerisourceBergen Corp.	976	76,313
Anthem, Inc.	1,608	231,182
Cardinal Health, Inc.	1,981	142,573
Centene Corp. (a)	1,025	57,923
Cigna Corp.	1,567	209,022
DaVita, Inc. (a)	1,032	66,254
Express Scripts Holding Co. (a)	3,750	257,962
HCA Holdings, Inc. (a)	1,828	135,309
Henry Schein, Inc. (a)	504	76,462
Humana, Inc.	940	191,788
Laboratory Corp. of America Holdings (a)	628	80,623
McKesson Corp.	1,399	196,489
Patterson Cos., Inc.	528	21,664
Quest Diagnostics, Inc.	881	80,964
UnitedHealth Group, Inc.	5,867	938,955
Universal Health Services, Inc. Class B	546	58,083

		3,093,768

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)	1,852	87,729

HOTELS, RESTAURANTS & LEISURE — 1.7%
Carnival Corp.	2,581	134,367
Chipotle Mexican Grill, Inc. Class A (a)	176	66,408
Darden Restaurants, Inc.	810	58,903
Marriott International, Inc. Class A	1,965	162,466
McDonald’s Corp.	5,150	626,858
Royal Caribbean Cruises, Ltd.	1,050	86,142

Starbucks Corp.	9,070	503,567
Wyndham Worldwide Corp.	702	53,612
Wynn Resorts, Ltd.	504	43,601
Yum! Brands, Inc.	2,161	136,856

		1,872,780

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc.	1,999	54,633
Garmin, Ltd.	714	34,622
Harman International Industries, Inc.	420	46,687
Leggett & Platt, Inc.	840	41,059
Lennar Corp. Class A	1,084	46,536
Mohawk Industries, Inc. (a)	378	75,479
Newell Brands, Inc.	3,018	134,754
PulteGroup, Inc.	1,940	35,657
Whirlpool Corp.	462	83,978

		553,405

HOUSEHOLD PRODUCTS — 1.9%
Church & Dwight Co., Inc.	1,570	69,378
Clorox Co.	798	95,776
Colgate-Palmolive Co.	5,571	364,566
Kimberly-Clark Corp.	2,224	253,803
Procter & Gamble Co.	16,531	1,389,927

		2,173,450

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	4,121	47,886
NRG Energy, Inc.	1,983	24,312

		72,198

INDUSTRIAL CONGLOMERATES — 2.7%
3M Co.	3,734	666,780
General Electric Co.	54,692	1,728,267
Honeywell International, Inc.	4,742	549,361
Roper Technologies, Inc.	618	113,144

		3,057,552

INSURANCE — 3.0%
Aflac, Inc.	2,591	180,334
Allstate Corp.	2,348	174,034
American International Group, Inc.	6,019	393,101
Aon PLC	1,661	185,251
Arthur J Gallagher & Co.	1,004	52,168
Assurant, Inc.	408	37,887
Chubb, Ltd.	2,887	381,430
Cincinnati Financial Corp.	898	68,024
Hartford Financial Services Group, Inc.	2,286	108,928
Lincoln National Corp.	1,396	92,513
Loews Corp.	1,723	80,688
Marsh & McLennan Cos., Inc.	3,217	217,437
MetLife, Inc.	6,791	365,967
Principal Financial Group, Inc.	1,675	96,916
Progressive Corp.	3,581	127,125
Prudential Financial, Inc.	2,631	273,782
Torchmark Corp.	703	51,853
Travelers Cos., Inc.	1,778	217,663
Unum Group	1,495	65,675
Willis Towers Watson PLC	746	91,221
XL Group, Ltd.	1,617	60,249

		3,322,246

See accompanying notes to financial statements.

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

INTERNET & CATALOG RETAIL — 2.4%
Amazon.com, Inc. (a)	2,441	$1,830,433
Expedia, Inc.	707	80,089
Netflix, Inc. (a)	2,616	323,861
Priceline Group, Inc. (a)	307	450,080
TripAdvisor, Inc. (a)	687	31,856

		2,716,319

INTERNET SOFTWARE & SERVICES — 4.5%
Akamai Technologies, Inc. (a)	1,092	72,815
Alphabet, Inc. Class A (a)	1,824	1,445,429
Alphabet, Inc. Class C (a)	1,834	1,415,518
eBay, Inc. (a)	6,618	196,488
Facebook, Inc. Class A (a)	14,447	1,662,127
VeriSign, Inc. (a)	588	44,729
Yahoo!, Inc. (a)	5,402	208,895

		5,046,001

IT SERVICES — 3.9%
Accenture PLC Class A	3,786	443,454
Alliance Data Systems Corp.	378	86,373
Automatic Data Processing, Inc.	2,815	289,326
Cognizant Technology Solutions Corp. Class A (a)	3,718	208,320
CSRA, Inc.	846	26,937
Fidelity National Information Services, Inc.	2,033	153,776
Fiserv, Inc. (a)	1,346	143,053
Global Payments, Inc.	957	66,425
International Business Machines Corp.	5,363	890,204
MasterCard, Inc. Class A	5,847	603,703
Paychex, Inc.	1,972	120,055
PayPal Holdings, Inc. (a)	6,890	271,948
Teradata Corp. (a)	801	21,763
Total System Services, Inc.	1,034	50,697
Visa, Inc. Class A	11,494	896,762
Western Union Co.	3,087	67,050
Xerox Corp.	5,767	50,346

		4,390,192

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	679	52,819
Mattel, Inc.	2,073	57,111

		109,930

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Agilent Technologies, Inc.	2,016	91,849
Illumina, Inc. (a)	892	114,212
Mettler-Toledo International, Inc. (a)	180	75,341
PerkinElmer, Inc.	672	35,045
Thermo Fisher Scientific, Inc.	2,434	343,437
Waters Corp. (a)	504	67,732

		727,616

MACHINERY — 1.6%
Caterpillar, Inc.	3,669	340,263
Cummins, Inc.	899	122,866
Deere & Co.	1,771	182,484
Dover Corp.	965	72,307
Flowserve Corp.	798	38,344
Fortive Corp.	1,836	98,465
Illinois Tool Works, Inc.	1,902	232,919
Ingersoll-Rand PLC	1,595	119,689

PACCAR, Inc.	2,151	137,449
Parker-Hannifin Corp.	840	117,600
Pentair PLC	1,099	61,621
Snap-on, Inc.	349	59,773
Stanley Black & Decker, Inc.	924	105,973
Xylem, Inc.	1,092	54,076

		1,743,829

MEDIA — 3.2%
CBS Corp. Class B	2,342	148,998
Charter Communications, Inc. Class A (a)	1,300	374,296
Comcast Corp. Class A	14,685	1,013,999
Discovery Communications, Inc. Class A (a)	924	25,327
Discovery Communications, Inc. Class C (a)	1,518	40,652
Interpublic Group of Cos., Inc.	2,478	58,010
News Corp. Class A	2,325	26,644
News Corp. Class B	680	8,024
Omnicom Group, Inc.	1,470	125,112
Scripps Networks Interactive, Inc. Class A	588	41,966
TEGNA, Inc.	1,368	29,262
Time Warner, Inc.	4,757	459,193
Twenty-First Century Fox, Inc. Class A	6,625	185,765
Twenty-First Century Fox, Inc. Class B	3,161	86,137
Viacom, Inc. Class B	2,117	74,307
Walt Disney Co.	9,060	944,233

		3,641,925

METALS & MINING — 0.2%
Newmont Mining Corp.	3,245	110,557
Nucor Corp.	1,947	115,886

		226,443

MULTI-UTILITIES — 1.1%
Ameren Corp.	1,483	77,798
CenterPoint Energy, Inc.	2,625	64,680
CMS Energy Corp.	1,693	70,463
Consolidated Edison, Inc.	1,900	139,992
Dominion Resources, Inc.	3,865	296,020
DTE Energy Co.	1,094	107,770
NiSource, Inc.	1,951	43,195
Public Service Enterprise Group, Inc.	3,090	135,589
SCANA Corp.	882	64,633
Sempra Energy.	1,549	155,892
WEC Energy Group, Inc.	1,937	113,605

		1,269,637

MULTILINE RETAIL — 0.6%
Dollar General Corp.	1,574	116,586
Dollar Tree, Inc. (a)	1,440	111,139
Kohl’s Corp.	1,187	58,614
Macy’s, Inc.	1,911	68,433
Nordstrom, Inc.	817	39,159
Target Corp.	3,412	246,449

		640,380

OIL, GAS & CONSUMABLE FUELS — 1.1%
Kinder Morgan, Inc.	12,025	249,038
Marathon Petroleum Corp.	3,271	164,695
ONEOK, Inc.	1,276	73,255

See accompanying notes to financial statements.

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Phillips 66.	2,786	$240,738
Spectra Energy Corp.	4,284	176,030
Tesoro Corp.	752	65,762
Valero Energy Corp.	2,719	185,762
Williams Cos., Inc.	4,299	133,871

		1,289,151

PERSONAL PRODUCTS — 0.1%
Coty, Inc. Class A	2,800	51,268
Estee Lauder Cos., Inc. Class A	1,381	105,633

		156,901

PHARMACEUTICALS — 5.4%
Allergan PLC (a)	2,261	474,833
Bristol-Myers Squibb Co.	10,357	605,263
Eli Lilly & Co.	6,054	445,272
Endo International PLC (a)	1,256	20,686
Johnson & Johnson	16,791	1,934,491
Mallinckrodt PLC (a)	700	34,874
Merck & Co., Inc.	17,032	1,002,674
Mylan NV (a)	2,788	106,362
Perrigo Co. PLC	885	73,659
Pfizer, Inc.	37,561	1,219,981
Zoetis, Inc.	3,015	161,393

		6,079,488

PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp.	210	25,477
Equifax, Inc.	719	85,007
Nielsen Holdings PLC	2,014	84,487
Robert Half International, Inc.	798	38,927
Verisk Analytics, Inc. Class A (a)	974	79,060

		312,958

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.9%
American Tower Corp. REIT	2,654	280,475
Apartment Investment & Management Co. Class A REIT	966	43,905
AvalonBay Communities, Inc.	846	149,869
Boston Properties, Inc. REIT	937	117,856
Crown Castle International Corp. REIT	2,295	199,137
Digital Realty Trust, Inc. REIT	1,008	99,046
Equinix, Inc. REIT	445	159,047
Equity Residential REIT	2,237	143,973
Essex Property Trust, Inc. REIT	409	95,093
Extra Space Storage, Inc. REIT	774	59,784
Federal Realty Investment Trust REIT	430	61,107
General Growth Properties, Inc. REIT	3,579	89,403
HCP, Inc. REIT	2,843	84,494
Host Hotels & Resorts, Inc. REIT	4,594	86,551
Iron Mountain, Inc. REIT	1,574	51,124
Kimco Realty Corp. REIT	2,540	63,906
Macerich Co. REIT	798	56,530
Prologis, Inc. REIT	3,209	169,403
Public Storage REIT	917	204,950
Realty Income Corp. REIT	1,636	94,037
Simon Property Group, Inc. REIT	1,927	342,370
SL Green Realty Corp. REIT	605	65,068
UDR, Inc. REIT	1,651	60,228
Ventas, Inc. REIT	2,252	140,795
Vornado Realty Trust REIT	1,088	113,555

Welltower, Inc. REIT	2,162	144,703
Weyerhaeuser Co. REIT	4,547	136,819

		3,313,228

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	1,781	56,084

ROAD & RAIL — 1.0%
CSX Corp.	5,944	213,568
JB Hunt Transport Services, Inc.	546	53,000
Kansas City Southern	672	57,019
Norfolk Southern Corp.	1,835	198,308
Ryder System, Inc.	336	25,012
Union Pacific Corp.	5,097	528,457

		1,075,364

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Analog Devices, Inc.	1,894	137,542
Applied Materials, Inc.	6,641	214,305
Broadcom, Ltd.	2,426	428,844
First Solar, Inc. (a)	462	14,826
Intel Corp.	29,459	1,068,478
KLA-Tencor Corp.	967	76,084
Lam Research Corp.	970	102,558
Linear Technology Corp.	1,470	91,655
Microchip Technology, Inc.	1,303	83,587
Micron Technology, Inc. (a)	6,501	142,502
NVIDIA Corp.	3,333	355,764
Qorvo, Inc. (a)	828	43,660
QUALCOMM, Inc.	9,110	593,972
Skyworks Solutions, Inc.	1,174	87,651
Texas Instruments, Inc.	6,177	450,736
Xilinx, Inc.	1,557	93,996

		3,986,160

SOFTWARE — 4.6%
Activision Blizzard, Inc.	4,136	149,351
Adobe Systems, Inc. (a)	3,125	321,719
Autodesk, Inc. (a)	1,170	86,592
CA, Inc.	1,873	59,505
Citrix Systems, Inc. (a)	961	85,827
Electronic Arts, Inc. (a)	1,884	148,384
Intuit, Inc.	1,496	171,457
Microsoft Corp.	48,048	2,985,703
Oracle Corp.	18,463	709,902
Red Hat, Inc. (a)	1,132	78,900
salesforce.com, Inc. (a)	3,929	268,979
Symantec Corp.	3,634	86,816

		5,153,135

SPECIALTY RETAIL — 2.6%
Advance Auto Parts, Inc.	462	78,134
AutoNation, Inc. (a)	453	22,039
AutoZone, Inc. (a)	182	143,742
Bed Bath & Beyond, Inc.	1,021	41,493
Best Buy Co., Inc.	1,603	68,400
CarMax, Inc. (a)	1,234	79,457
Foot Locker, Inc.	880	62,383
Gap, Inc.	1,406	31,551
Home Depot, Inc.	7,521	1,008,416
L Brands, Inc.	1,549	101,986

See accompanying notes to financial statements.

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Lowe’s Cos., Inc.	5,426	$385,897
O’Reilly Automotive, Inc. (a)	590	164,262
Ross Stores, Inc.	2,504	164,262
Signet Jewelers, Ltd.	393	37,044
Staples, Inc.	3,940	35,657
Tiffany & Co.	672	52,033
TJX Cos., Inc.	4,016	301,722
Tractor Supply Co.	839	63,605
Ulta Salon Cosmetics & Fragrance, Inc. (a)	381	97,132
Urban Outfitters, Inc. (a)	557	15,863

		2,955,078

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.0%
Apple, Inc.	32,992	3,821,133
Hewlett Packard Enterprise Co.	10,174	235,426
HP, Inc.	10,447	155,034
NetApp, Inc.	1,789	63,098
Seagate Technology PLC	1,842	70,309
Western Digital Corp.	1,707	115,991

		4,460,991

TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Coach, Inc.	1,695	59,359
Hanesbrands, Inc.	2,407	51,919
Michael Kors Holdings, Ltd. (a)	939	40,358
NIKE, Inc. Class B	8,251	419,398
PVH Corp.	504	45,481
Ralph Lauren Corp.	367	33,148
Under Armour, Inc. Class A (a)	1,107	32,158
Under Armour, Inc. Class C (a)	1,113	28,014
VF Corp.	2,066	110,221

		820,056

TOBACCO — 1.8%
Altria Group, Inc.	12,082	816,985
Philip Morris International, Inc.	9,631	881,140

Reynolds American, Inc.	5,160	289,166

		1,987,291

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	1,771	83,202
United Rentals, Inc. (a)	572	60,392
W.W. Grainger, Inc.	346	80,358

		223,952

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	1,094	79,162

TOTAL COMMON STOCKS (Cost $103,711,573)		112,248,788

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (d) (e) (Cost $107,043)	107,043	107,043

TOTAL INVESTMENTS — 99.9% (Cost $103,818,616)		112,355,831
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		129,656

NET ASSETS — 100.0%		$112,485,487

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(c)	Amount is less than 0.05% of net assets.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$2,646,406	$—	$—	$2,646,406
Air Freight & Logistics	894,956	—	—	894,956
Airlines	760,273	—	—	760,273
Auto Components	219,692	—	—	219,692
Automobiles	659,305	—	—	659,305
Banks	8,038,205	—	—	8,038,205
Beverages	2,477,953	—	—	2,477,953

See accompanying notes to financial statements.

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Biotechnology	$3,277,529	$—	$—	$3,277,529
Building Products	389,971	—	—	389,971
Capital Markets	3,377,453	—	—	3,377,453
Chemicals	2,460,910	—	—	2,460,910
Commercial Services & Supplies	385,557	—	—	385,557
Communications Equipment	1,228,857	—	—	1,228,857
Construction & Engineering	122,850	—	—	122,850
Construction Materials	191,216	—	—	191,216
Consumer Finance	997,671	—	—	997,671
Containers & Packaging	392,065	—	—	392,065
Distributors	146,667	—	—	146,667
Diversified Consumer Services	32,623	—	—	32,623
Diversified Financial Services	1,958,347	—	—	1,958,347
Diversified Telecommunication Services	3,170,520	—	—	3,170,520
Electric Utilities	1,865,392	—	—	1,865,392
Electrical Equipment	651,526	—	—	651,526
Electronic Equipment, Instruments & Components	451,285	—	—	451,285
Energy Equipment & Services	1,410,861	—	—	1,410,861
Food & Staples Retailing	2,484,179	—	—	2,484,179
Food Products	1,941,833	—	—	1,941,833
Health Care Equipment & Supplies	2,920,287	—	—	2,920,287
Health Care Providers & Services	3,093,768	—	—	3,093,768
Health Care Technology	87,729	—	—	87,729
Hotels, Restaurants & Leisure	1,872,780	—	—	1,872,780
Household Durables	553,405	—	—	553,405
Household Products	2,173,450	—	—	2,173,450
Independent Power Producers & Energy Traders	72,198	—	—	72,198
Industrial Conglomerates	3,057,552	—	—	3,057,552
Insurance	3,322,246	—	—	3,322,246
Internet & Catalog Retail	2,716,319	—	—	2,716,319
Internet Software & Services	5,046,001	—	—	5,046,001
IT Services	4,390,192	—	—	4,390,192
Leisure Equipment & Products	109,930	—	—	109,930
Life Sciences Tools & Services	727,616	—	—	727,616
Machinery	1,743,829	—	—	1,743,829
Media	3,641,925	—	—	3,641,925
Metals & Mining	226,443	—	—	226,443
Multi-Utilities	1,269,637	—	—	1,269,637
Multiline Retail	640,380	—	—	640,380
Oil, Gas & Consumable Fuels	1,289,151	—	—	1,289,151
Personal Products	156,901	—	—	156,901
Pharmaceuticals	6,079,488	—	—	6,079,488
Professional Services	312,958	—	—	312,958
Real Estate Investment Trusts (REITs)	3,313,228	—	—	3,313,228
Real Estate Management & Development	56,084	—	—	56,084
Road & Rail	1,075,364	—	—	1,075,364
Semiconductors & Semiconductor Equipment	3,986,160	—	—	3,986,160
Software	5,153,135	—	—	5,153,135
Specialty Retail	2,955,078	—	—	2,955,078
Technology Hardware, Storage & Peripherals	4,460,991	—	—	4,460,991
Textiles, Apparel & Luxury Goods	820,056	—	—	820,056
Tobacco	1,987,291	—	—	1,987,291
Trading Companies & Distributors	223,952	—	—	223,952
Water Utilities	79,162	—	—	79,162
Short-Term Investment	107,043	—	—	107,043

TOTAL INVESTMENTS	$112,355,831	$—	$—	$112,355,831

See accompanying notes to financial statements.

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Corp.	2,351	$126,766	216	316	2,251	$174,948	$1,649	$(185)
State Street Institutional Liquid Reserves Fund, Premier Class	156,006	156,006	1,274,437	1,430,443	—	—	195	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,250,727	1,143,684	107,043	107,043	173	—

TOTAL		$282,772				$281,991	$2,017	$(185)

See accompanying notes to financial statements.

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.9%
AAR Corp.	2,057	$67,984
Aerojet Rocketdyne Holdings, Inc. (a)	4,507	80,901
Aerovironment, Inc. (a) (b)	1,323	35,496
B/E Aerospace, Inc.	6,523	392,619
Cubic Corp.	1,559	74,754
Curtiss-Wright Corp.	2,854	280,720
Engility Holdings, Inc. (a)	1,139	38,384
Esterline Technologies Corp. (a)	1,872	166,982
Huntington Ingalls Industries, Inc.	2,998	552,202
KLX, Inc. (a)	3,346	150,938
Mercury Systems, Inc. (a)	2,538	76,698
Moog, Inc. Class A (a)	2,106	138,322
National Presto Industries, Inc. (a)	321	34,154
Orbital ATK, Inc.	3,778	331,444
TASER International, Inc. (a) (b)	3,394	82,271
Teledyne Technologies, Inc. (a)	2,228	274,044
Triumph Group, Inc.	3,234	85,701

		2,863,614

AIR FREIGHT & LOGISTICS — 0.2%
Atlas Air Worldwide Holdings, Inc. (a)	1,638	85,421
Echo Global Logistics, Inc. (a)	1,699	42,560
Forward Air Corp.	1,918	90,875
Hub Group, Inc. Class A (a)	2,176	95,200

		314,056

AIRLINES — 0.6%
Allegiant Travel Co.	862	143,437
Hawaiian Holdings, Inc. (a)	3,432	195,624
JetBlue Airways Corp. (a)	20,693	463,937
SkyWest, Inc.	3,299	120,248

		923,246

AUTO COMPONENTS — 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	4,887	94,319
Cooper-Standard Holdings, Inc. (a)	1,105	114,235
Dana, Inc.	9,333	177,140
Dorman Products, Inc. (a)	1,886	137,791
Fox Factory Holding Corp. (a)	1,856	51,504
Gentex Corp.	18,430	362,887
Gentherm, Inc. (a)	2,330	78,871
LCI Industries	1,607	173,154
Motorcar Parts of America, Inc. (a) (b)	1,134	30,527
Standard Motor Products, Inc.	1,297	69,026
Superior Industries International, Inc.	1,451	38,234

		1,327,688

AUTOMOBILES — 0.2%
Thor Industries, Inc.	3,005	300,650
Winnebago Industries, Inc. (b)	1,756	55,578

		356,228

BANKS — 8.4%
Ameris Bancorp	2,299	100,236
Associated Banc-Corp.	9,603	237,194
Banc of California, Inc.	3,144	54,548
BancorpSouth, Inc.	5,372	166,801
Bank of Hawaii Corp.	2,684	238,044

Bank of the Ozarks, Inc.	5,825	306,337
Banner Corp.	1,710	95,435
Boston Private Financial Holdings, Inc.	5,348	88,509
Brookline Bancorp, Inc.	4,468	73,275
Cardinal Financial Corp.	2,105	69,023
Cathay General Bancorp	4,779	181,745
Central Pacific Financial Corp.	1,960	61,583
Chemical Financial Corp.	4,470	242,140
City Holding Co.	954	64,490
Columbia Banking System, Inc.	3,763	168,131
Commerce Bancshares, Inc.	5,615	324,603
Community Bank System, Inc.	2,837	175,298
Cullen/Frost Bankers, Inc.	3,552	313,393
Customers Bancorp, Inc. (a)	1,781	63,795
CVB Financial Corp. (b)	6,466	148,265
East West Bancorp, Inc.	9,236	469,466
Fidelity Southern Corp.	1,340	31,718
First BanCorp (a)	8,802	58,181
First Commonwealth Financial Corp.	5,736	81,337
First Financial Bancorp	3,953	112,463
First Financial Bankshares, Inc. (b)	4,269	192,959
First Horizon National Corp.	14,863	297,409
First Midwest Bancorp, Inc.	5,244	132,306
First NBC Bank Holding Co. (a)	1,071	7,818
FNB Corp.	13,414	215,027
Fulton Financial Corp.	11,104	208,755
Glacier Bancorp, Inc.	4,913	177,998
Great Western Bancorp, Inc.	3,793	165,337
Hancock Holding Co.	5,018	216,276
Hanmi Financial Corp.	2,098	73,220
Home BancShares, Inc.	7,918	219,883
Hope Bancorp, Inc.	8,093	177,156
Independent Bank Corp.	1,682	118,497
International Bancshares Corp.	3,784	154,387
LegacyTexas Financial Group, Inc.	2,695	116,047
MB Financial, Inc.	4,582	216,408
National Bank Holdings Corp. Class A	1,702	54,277
NBT Bancorp, Inc. (b)	2,734	114,500
OFG Bancorp	2,787	36,510
Old National Bancorp	8,622	156,489
Opus Bank	1,184	35,579
PacWest Bancorp	7,729	420,767
Pinnacle Financial Partners, Inc.	2,746	190,298
PrivateBancorp, Inc.	5,127	277,832
Prosperity Bancshares, Inc.	4,430	317,985
S&T Bancorp, Inc.	2,284	89,167
ServisFirst Bancshares, Inc.	2,801	104,870
Signature Bank (a)	3,455	518,941
Simmons First National Corp. Class A	1,842	114,480
Southside Bancshares, Inc.	1,601	60,310
Sterling Bancorp	8,394	196,420
SVB Financial Group (a)	3,346	574,374
Synovus Financial Corp.	7,753	318,493
TCF Financial Corp.	11,002	215,529
Texas Capital Bancshares, Inc. (a)	3,153	247,195
Tompkins Financial Corp.	757	71,567
Trustmark Corp.	4,302	153,366
UMB Financial Corp.	2,734	210,846
Umpqua Holdings Corp.	14,120	265,174

See accompanying notes to financial statements.

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

United Bankshares, Inc. (b)	5,146	$238,003
United Community Banks, Inc.	4,541	134,505
Valley National Bancorp	16,344	190,244
Webster Financial Corp.	5,930	321,880
Westamerica Bancorporation (b)	1,601	100,751
Wintrust Financial Corp.	3,279	237,957

		12,583,802

BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a) (b)	587	99,702

BIOTECHNOLOGY — 0.7%
Acorda Therapeutics, Inc. (a)	2,985	56,118
AMAG Pharmaceuticals, Inc. (a) (b)	2,179	75,829
Eagle Pharmaceuticals, Inc. (a)	470	37,290
Emergent BioSolutions, Inc. (a)	2,209	72,544
Enanta Pharmaceuticals, Inc. (a)	868	29,078
Ligand Pharmaceuticals, Inc. (a)	1,203	122,237
MiMedx Group, Inc. (a) (b)	6,462	57,253
Momenta Pharmaceuticals, Inc. (a)	4,038	60,772
Repligen Corp. (a)	2,152	66,325
Spectrum Pharmaceuticals, Inc. (a)	4,510	19,979
United Therapeutics Corp. (a)	2,712	388,982

		986,407

BUILDING PRODUCTS — 1.2%
AAON, Inc.	2,504	82,757
American Woodmark Corp. (a)	882	66,370
AO Smith Corp.	9,462	448,026
Apogee Enterprises, Inc. (b)	1,901	101,818
Gibraltar Industries, Inc. (a)	1,969	82,009
Griffon Corp.	1,805	47,291
Insteel Industries, Inc.	1,134	40,416
Lennox International, Inc.	2,513	384,916
Patrick Industries, Inc. (a)	950	72,485
PGT Innovations, Inc. (a)	3,110	35,610
Quanex Building Products Corp.	2,168	44,010
Simpson Manufacturing Co., Inc.	2,628	114,975
Trex Co., Inc. (a)	1,916	123,390
Universal Forest Products, Inc.	1,295	132,323

		1,776,396

CAPITAL MARKETS — 3.0%
Calamos Asset Management, Inc. Class A	868	7,421
CBOE Holdings, Inc.	5,178	382,602
Donnelley Financial Solutions, Inc. (a)	1,672	38,423
Eaton Vance Corp.	7,268	304,384
Evercore Partners, Inc. Class A	2,496	171,475
FactSet Research Systems, Inc. (b)	2,545	415,929
Federated Investors, Inc. Class B	6,043	170,896
Financial Engines, Inc. (b)	3,425	125,869
Greenhill & Co., Inc.	1,773	49,112
Interactive Brokers Group, Inc. Class A	4,364	159,330
INTL. FCStone, Inc. (a)	995	39,402
Investment Technology Group, Inc.	2,102	41,494
Janus Capital Group, Inc.	9,290	123,278
Legg Mason, Inc.	5,755	172,132
MarketAxess Holdings, Inc.	2,409	353,930

MSCI, Inc.	6,062	477,564
Piper Jaffray Cos. (a)	932	67,570
Raymond James Financial, Inc.	8,039	556,862
SEI Investments Co.	8,548	421,929
Stifel Financial Corp. (a)	4,249	212,238
Virtus Investment Partners, Inc.	345	40,727
Waddell & Reed Financial, Inc. Class A (b)	5,309	103,579
WisdomTree Investments, Inc. (b)	7,319	81,534

		4,517,680

CHEMICALS — 3.0%
A Schulman, Inc.	1,820	60,879
AdvanSix, Inc. (a)	1,910	42,287
American Vanguard Corp.	1,655	31,693
Ashland Global Holdings, Inc.	4,005	437,706
Balchem Corp.	2,037	170,945
Cabot Corp.	3,952	199,734
Calgon Carbon Corp.	3,244	55,148
Chemours Co.	11,662	257,614
Flotek Industries, Inc. (a) (b)	3,356	31,513
FutureFuel Corp.	1,460	20,294
Hawkins, Inc.	590	31,830
HB Fuller Co.	3,187	153,964
Ingevity Corp. (a)	2,741	150,371
Innophos Holdings, Inc.	1,266	66,161
Innospec, Inc.	1,486	101,791
Koppers Holdings, Inc. (a)	1,312	52,874
Kraton Corp. (a)	1,939	55,223
LSB Industries, Inc. (a) (b)	1,314	11,064
Minerals Technologies, Inc.	2,251	173,890
NewMarket Corp.	582	246,675
Olin Corp.	10,620	271,978
PolyOne Corp.	5,361	171,766
Quaker Chemical Corp.	874	111,820
Rayonier Advanced Materials, Inc.	2,741	42,376
RPM International, Inc.	8,530	459,170
Scotts Miracle-Gro Co. Class A	2,849	272,222
Sensient Technologies Corp.	2,824	221,910
Stepan Co.	1,187	96,717
Tredegar Corp.	1,634	39,216
Valspar Corp.	4,700	486,967

		4,525,798

COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc.	3,617	147,718
Brady Corp. Class A	3,040	114,152
Brink’s Co.	2,858	117,892
Clean Harbors, Inc. (a)	3,329	185,259
Copart, Inc. (a)	6,326	350,524
Deluxe Corp.	3,082	220,702
Essendant, Inc.	2,435	50,892
G&K Services, Inc. Class A	1,279	123,360
Healthcare Services Group, Inc.	4,628	181,279
Herman Miller, Inc.	3,853	131,773
HNI Corp.	2,891	161,665
Interface, Inc.	4,139	76,778
LSC Communications, Inc.	1,672	49,625
Matthews International Corp. Class A	2,068	158,926

See accompanying notes to financial statements.

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Mobile Mini, Inc.	2,850	$86,212
MSA Safety, Inc.	1,998	138,521
Multi-Color Corp.	837	64,951
Rollins, Inc.	6,176	208,625
RR Donnelley & Sons Co.	4,465	72,869
Team, Inc. (a) (b)	1,831	71,867
Tetra Tech, Inc.	3,674	158,533
UniFirst Corp.	976	140,202
US Ecology, Inc.	1,359	66,795
Viad Corp.	1,293	57,021

		3,136,141

COMMUNICATIONS EQUIPMENT — 1.5%
ADTRAN, Inc.	3,168	70,805
ARRIS International PLC (a)	12,267	369,605
Bel Fuse, Inc. Class B	582	17,984
Black Box Corp.	973	14,838
Brocade Communications Systems, Inc.	25,772	321,892
CalAmp Corp. (a)	2,312	33,524
Ciena Corp. (a)	8,896	217,152
Comtech Telecommunications Corp.	1,538	18,225
Digi International, Inc. (a)	1,731	23,801
Harmonic, Inc. (a) (b)	4,946	24,730
InterDigital, Inc.	2,221	202,888
Ixia (a)	3,972	63,949
Lumentum Holdings, Inc. (a)	3,549	137,169
NETGEAR, Inc. (a)	2,149	116,798
NetScout Systems, Inc. (a)	5,934	186,921
Plantronics, Inc.	2,158	118,172
ViaSat, Inc. (a) (b)	3,281	217,268
Viavi Solutions, Inc. (a)	14,891	121,809

		2,277,530

CONSTRUCTION & ENGINEERING — 1.0%
AECOM (a)	9,884	359,382
Aegion Corp. (a)	2,226	52,756
Comfort Systems USA, Inc.	2,429	80,886
Dycom Industries, Inc. (a) (b)	1,985	159,376
EMCOR Group, Inc.	3,917	277,167
Granite Construction, Inc.	2,496	137,280
KBR, Inc.	9,112	152,079
MYR Group, Inc. (a)	1,044	39,338
Orion Group Holdings, Inc. (a)	1,876	18,666
Valmont Industries, Inc.	1,465	206,419

		1,483,349

CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	3,115	306,921
Headwaters, Inc. (a)	4,749	111,696
US Concrete, Inc. (a) (b)	875	57,313

		475,930

CONSUMER FINANCE — 0.5%
Encore Capital Group, Inc. (a)	1,464	41,944
Enova International, Inc. (a)	1,637	20,544
EZCORP, Inc. Class A (a)	3,149	33,537
Firstcash, Inc.	3,095	145,465
Green Dot Corp. Class A (a)	2,808	66,128
PRA Group, Inc. (a) (b)	2,941	114,993
SLM Corp. (a)	27,427	302,246
World Acceptance Corp. (a)	382	24,555

		749,412

CONTAINERS & PACKAGING — 1.2%
AptarGroup, Inc.	3,993	293,286
Bemis Co., Inc.	5,985	286,203
Greif, Inc. Class A	1,678	86,098
Myers Industries, Inc.	1,458	20,849
Owens-Illinois, Inc. (a)	10,386	180,820
Packaging Corp. of America	5,978	507,054
Silgan Holdings, Inc.	2,327	119,096
Sonoco Products Co.	6,430	338,861

		1,832,267

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.	2,998	129,124
Pool Corp.	2,642	275,666

		404,790

DIVERSIFIED CONSUMER SERVICES — 0.6%
American Public Education, Inc. (a)	981	24,084
Capella Education Co.	688	60,406
Career Education Corp. (a)	4,256	42,943
DeVry Education Group, Inc. (b)	3,626	113,131
Graham Holdings Co. Class B	303	155,121
Regis Corp. (a)	2,264	32,873
Service Corp. International	12,141	344,805
Sotheby’s	2,884	114,956
Strayer Education, Inc. (a)	652	52,571

		940,890

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
ATN International, Inc.	640	51,283
Cincinnati Bell, Inc. (a)	2,697	60,278
Cogent Communications Holdings, Inc.	2,645	109,371
Consolidated Communications Holdings, Inc. (b)	3,227	86,645
General Communication, Inc. Class A (a)	1,838	35,749
Inteliquent, Inc.	2,180	49,966
Iridium Communications, Inc. (a) (b)	5,189	49,814
Lumos Networks Corp. (a)	1,538	24,024

		467,130

ELECTRIC UTILITIES — 1.5%
ALLETE, Inc.	3,138	201,428
El Paso Electric Co.	2,612	121,458
Great Plains Energy, Inc.	13,358	365,341
Hawaiian Electric Industries, Inc.	6,921	228,878
IDACORP, Inc.	3,239	260,902
OGE Energy Corp.	12,785	427,658
PNM Resources, Inc.	5,078	174,175
Westar Energy, Inc.	9,094	512,447

		2,292,287

ELECTRICAL EQUIPMENT — 0.7%
AZZ, Inc.	1,645	105,116
Encore Wire Corp.	1,312	56,875
EnerSys	2,727	212,979
General Cable Corp. (b)	3,128	59,588
Hubbell, Inc.	3,308	386,044
Powell Industries, Inc.	552	21,528
Regal Beloit Corp.	2,853	197,570
Vicor Corp. (a)	1,062	16,036

		1,055,736

See accompanying notes to financial statements.

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.1%
Agilysys, Inc. (a)	961	$9,956
Anixter International, Inc. (a)	1,810	146,701
Arrow Electronics, Inc. (a)	5,760	410,688
Avnet, Inc.	8,204	390,592
Badger Meter, Inc.	1,880	69,466
Belden, Inc.	2,643	197,617
Benchmark Electronics, Inc. (a)	3,172	96,746
Cognex Corp.	5,471	348,065
Coherent, Inc. (a)	1,602	220,091
CTS Corp.	2,122	47,533
Daktronics, Inc.	2,486	26,600
Electro Scientific Industries, Inc. (a)	1,879	11,124
ePlus, Inc. (a)	396	45,619
Fabrinet (a)	2,334	94,060
FARO Technologies, Inc. (a)	1,066	38,376
II-VI, Inc. (a)	3,512	104,131
Insight Enterprises, Inc. (a)	2,294	92,769
IPG Photonics Corp. (a)	2,391	236,016
Itron, Inc. (a)	2,092	131,482
Jabil Circuit, Inc.	11,853	280,561
Keysight Technologies, Inc. (a)	10,934	399,856
Knowles Corp. (a)	5,734	95,815
Littelfuse, Inc.	1,420	215,513
Methode Electronics, Inc.	2,347	97,048
MTS Systems Corp. (b)	1,028	58,288
National Instruments Corp.	6,799	209,545
OSI Systems, Inc. (a) (b)	1,125	85,635
Park Electrochemical Corp.	1,253	23,368
Plexus Corp. (a)	2,160	116,726
Rogers Corp. (a)	1,185	91,020
Sanmina Corp. (a)	4,704	172,402
ScanSource, Inc. (a)	1,597	64,439
SYNNEX Corp.	1,871	226,428
Tech Data Corp. (a)	2,279	192,986
Trimble, Inc. (a)	16,090	485,114
TTM Technologies, Inc. (a) (b)	5,505	75,033
VeriFone Systems, Inc. (a)	7,079	125,511
Vishay Intertechnology, Inc.	8,694	140,843
Zebra Technologies Corp. Class A (a)	3,361	288,239

		6,162,002

ENERGY EQUIPMENT & SERVICES — 1.7%
Archrock, Inc.	4,525	59,730
Atwood Oceanics, Inc. (b)	3,814	50,078
Bristow Group, Inc. (b)	2,178	44,605
CARBO Ceramics, Inc. (a)	1,210	12,657
Diamond Offshore Drilling, Inc.	4,189	74,145
Dril-Quip, Inc. (a)	2,395	143,820
Ensco PLC Class A	19,317	187,761
Era Group, Inc. (a)	1,276	21,654
Exterran Corp. (a)	2,086	49,855
Geospace Technologies Corp. (a)	850	17,306
Gulf Island Fabrication, Inc.	847	10,079
Helix Energy Solutions Group, Inc. (a)	7,347	64,801
Hornbeck Offshore Services, Inc. (a) (b)	1,822	13,155
Matrix Service Co. (a)	1,749	39,702
Nabors Industries, Ltd.	18,319	300,432
Newpark Resources, Inc. (a)	5,393	40,447

Noble Corp. PLC	15,559	92,109
Oceaneering International, Inc.	6,327	178,485
Oil States International, Inc. (a)	3,345	130,455
Patterson-UTI Energy, Inc.	9,506	255,902
Pioneer Energy Services Corp. (a)	4,284	29,345
Rowan Cos. PLC Class A	8,027	151,630
SEACOR Holdings, Inc. (a)	1,065	75,913
Superior Energy Services, Inc.	9,736	164,344
Tesco Corp. (b)	2,995	24,709
TETRA Technologies, Inc. (a)	5,885	29,543
Tidewater, Inc.	3,002	10,237
Unit Corp. (a)	3,301	88,698
US Silica Holdings, Inc.	4,630	262,428

		2,624,025

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.3%
CoreCivic, Inc. REIT	7,559	184,893
Cousins Properties, Inc. REIT	22,029	187,467
Parkway, Inc. REIT (a)	2,753	61,254
Quality Care Properties, Inc. REIT (a)	5,991	92,861

		526,475

FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc.	1,739	77,733
Casey’s General Stores, Inc.	2,532	301,004
SpartanNash Co.	2,420	95,687
Sprouts Farmers Market, Inc. (a)	8,523	161,255
SUPERVALU, Inc. (a)	17,051	79,628
United Natural Foods, Inc. (a)	3,290	156,999

		872,306

FOOD PRODUCTS — 2.6%
B&G Foods, Inc. (b)	4,228	185,186
Cal-Maine Foods, Inc. (b)	1,903	84,065
Calavo Growers, Inc.	947	58,146
Darling Ingredients, Inc. (a)	10,545	136,136
Dean Foods Co.	5,875	127,958
Flowers Foods, Inc.	11,689	233,429
Hain Celestial Group, Inc. (a)	6,689	261,072
Ingredion, Inc.	4,631	578,690
J&J Snack Foods Corp.	958	127,826
Lamb Weston Holdings, Inc. (a)	8,811	333,496
Lancaster Colony Corp.	1,270	179,565
Post Holdings, Inc. (a)	4,148	333,458
Sanderson Farms, Inc. (b)	1,274	120,062
Seneca Foods Corp. Class A (a)	439	17,582
Snyder’s-Lance, Inc. (b)	5,469	209,681
Tootsie Roll Industries, Inc. (b)	1,164	46,269
TreeHouse Foods, Inc. (a) (b)	3,658	264,071
WhiteWave Foods Co. (a)	11,289	627,668

		3,924,360

GAS UTILITIES — 1.8%
Atmos Energy Corp.	6,631	491,689
National Fuel Gas Co.	5,432	307,668
New Jersey Resources Corp.	5,533	196,422
Northwest Natural Gas Co.	1,762	105,368
ONE Gas, Inc.	3,365	215,225
South Jersey Industries, Inc. (b)	5,082	171,213
Southwest Gas Corp.	3,083	236,219

See accompanying notes to financial statements.

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Spire, Inc.	2,913	$188,034
UGI Corp.	11,134	513,055
WGL Holdings, Inc.	3,280	250,198

		2,675,091

HEALTH CARE EQUIPMENT & SUPPLIES — 3.9%
Abaxis, Inc.	1,442	76,094
Abiomed, Inc. (a)	2,553	287,672
Align Technology, Inc. (a)	4,750	456,617
Analogic Corp.	799	66,277
AngioDynamics, Inc. (a)	2,042	34,449
Anika Therapeutics, Inc. (a)	929	45,484
Cantel Medical Corp.	2,332	183,645
CONMED Corp.	1,582	69,877
CryoLife, Inc.	1,657	31,732
Cynosure, Inc. Class A (a)	1,526	69,586
Globus Medical, Inc. Class A (a) (b)	4,564	113,233
Haemonetics Corp. (a)	3,287	132,137
Halyard Health, Inc. (a)	2,992	110,644
Hill-Rom Holdings, Inc.	3,850	216,139
ICU Medical, Inc. (a)	922	135,857
IDEXX Laboratories, Inc. (a)	5,754	674,772
Inogen, Inc. (a)	1,062	71,334
Integer Holdings Corp. (a)	1,710	50,359
Integra LifeSciences Holdings Corp. (a)	1,912	164,030
Invacare Corp. (b)	1,990	25,969
LivaNova PLC (a)	2,813	126,501
Masimo Corp. (a)	2,852	192,225
Meridian Bioscience, Inc.	2,673	47,312
Merit Medical Systems, Inc. (a)	2,807	74,385
Natus Medical, Inc. (a)	2,126	73,985
Neogen Corp. (a)	2,365	156,090
NuVasive, Inc. (a)	3,236	217,977
ResMed, Inc. (b)	9,014	559,319
STERIS PLC	5,435	366,265
Surmodics, Inc. (a)	832	21,133
Teleflex, Inc.	2,806	452,187
Vascular Solutions, Inc. (a)	1,140	63,954
West Pharmaceutical Services, Inc.	4,680	397,004
Zeltiq Aesthetics, Inc. (a) (b)	2,283	99,356

		5,863,600

HEALTH CARE PROVIDERS & SERVICES — 2.2%
Aceto Corp.	1,946	42,754
Adeptus Health, Inc. Class A (a) (b)	989	7,556
Air Methods Corp. (a) (b)	2,080	66,248
Almost Family, Inc. (a)	529	23,329
Amedisys, Inc. (a)	1,771	75,498
AMN Healthcare Services, Inc. (a)	3,129	120,310
BioTelemetry, Inc. (a)	1,799	40,208
Chemed Corp.	1,061	170,195
Community Health Systems, Inc. (a) (b)	7,263	40,600
CorVel Corp. (a)	662	24,229
Cross Country Healthcare, Inc. (a)	2,054	32,063
Diplomat Pharmacy, Inc. (a)	2,790	35,154
Ensign Group, Inc.	2,992	66,452
HealthEquity, Inc. (a)	2,765	112,038
HealthSouth Corp. (b)	5,820	240,017

Healthways, Inc. (a)	2,061	46,888
Kindred Healthcare, Inc. (b)	5,443	42,728
Landauer, Inc.	595	28,619
LHC Group, Inc. (a)	991	45,289
LifePoint Health, Inc. (a)	2,569	145,919
Magellan Health, Inc. (a)	1,470	110,617
MEDNAX, Inc. (a)	5,889	392,561
Molina Healthcare, Inc. (a)	2,760	149,758
Owens & Minor, Inc.	3,934	138,831
PharMerica Corp. (a)	1,986	49,948
Providence Service Corp. (a)	828	31,505
Quorum Health Corp. (a)	1,956	14,220
Select Medical Holdings Corp. (a)	6,810	90,232
Surgical Care Affiliates, Inc. (a)	1,798	83,193
Tenet Healthcare Corp. (a)	5,119	75,966
US Physical Therapy, Inc.	819	57,494
VCA, Inc. (a)	5,193	356,499
WellCare Health Plans, Inc. (a)	2,846	390,130

		3,347,048

HEALTH CARE TECHNOLOGY — 0.4%
Allscripts Healthcare Solutions, Inc. (a)	11,980	122,316
Computer Programs & Systems, Inc. (b)	652	15,387
HealthStream, Inc. (a)	1,557	39,003
HMS Holdings Corp. (a)	5,406	98,173
Medidata Solutions, Inc. (a)	3,491	173,398
Omnicell, Inc. (a)	2,292	77,699
Quality Systems, Inc.	2,920	38,398

		564,374

HOTELS, RESTAURANTS & LEISURE — 2.7%
Belmond, Ltd. Class A (a)	5,485	73,225
Biglari Holdings, Inc. (a)	65	30,758
BJ’s Restaurants, Inc. (a)	1,311	51,522
Bob Evans Farms, Inc.	1,251	66,566
Boyd Gaming Corp. (a) (b)	5,184	104,561
Brinker International, Inc. (b)	3,154	156,218
Buffalo Wild Wings, Inc. (a)	1,184	182,810
Cheesecake Factory, Inc.	2,841	170,119
Churchill Downs, Inc.	794	119,457
Chuy’s Holdings, Inc. (a)	1,025	33,261
Cracker Barrel Old Country Store, Inc. (b)	1,533	255,980
Dave & Buster’s Entertainment, Inc. (a)	2,448	137,822
DineEquity, Inc.	1,055	81,235
Domino’s Pizza, Inc.	3,060	487,274
Dunkin’ Brands Group, Inc.	5,918	310,340
El Pollo Loco Holdings, Inc. (a) (b)	1,338	16,457
Fiesta Restaurant Group, Inc. (a)	1,738	51,879
ILG, Inc.	6,944	126,172
International Speedway Corp. Class A	1,718	63,222
Jack in the Box, Inc.	2,098	234,221
Marcus Corp.	1,169	36,824
Marriott Vacations Worldwide Corp.	1,577	133,808
Monarch Casino & Resort, Inc. (a)	701	18,072
Panera Bread Co. Class A (a) (b)	1,350	276,872
Papa John’s International, Inc. (b)	1,653	141,464
Popeyes Louisiana Kitchen, Inc. (a)	1,304	78,866
Red Robin Gourmet Burgers, Inc. (a)	796	44,894
Ruby Tuesday, Inc. (a)	3,968	12,817

See accompanying notes to financial statements.

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Ruth’s Hospitality Group, Inc.	2,033	$37,204
Scientific Games Corp. Class A (a) (b)	3,289	46,046
Sonic Corp.	2,922	77,462
Texas Roadhouse, Inc.	4,102	197,881
Wendy’s Co. (b)	12,755	172,448
Wingstop, Inc. (b)	1,891	55,955

		4,083,712

HOUSEHOLD DURABLES — 1.6%
CalAtlantic Group, Inc.	4,761	161,922
Cavco Industries, Inc. (a)	519	51,822
Ethan Allen Interiors, Inc. (b)	1,627	59,955
Helen of Troy, Ltd. (a)	1,800	152,010
Installed Building Products, Inc. (a)	1,282	52,946
iRobot Corp. (a) (b)	1,751	102,346
KB Home (b)	5,333	84,315
La-Z-Boy, Inc.	3,168	98,366
LGI Homes, Inc. (a) (b)	1,105	31,747
M/I Homes, Inc. (a)	1,615	40,666
MDC Holdings, Inc.	2,613	67,049
Meritage Homes Corp. (a)	2,456	85,469
NVR, Inc. (a)	225	375,525
Tempur Sealy International, Inc. (a) (b)	3,201	218,564
Toll Brothers, Inc. (a)	9,559	296,329
TopBuild Corp. (a)	2,468	87,861
TRI Pointe Group, Inc. (a)	9,408	108,004
Tupperware Brands Corp. (b)	3,234	170,173
Universal Electronics, Inc. (a)	938	60,548
WCI Communities, Inc. (a)	1,337	31,353

		2,336,970

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a)	642	21,244
Central Garden & Pet Co. Class A (a)	2,129	65,786
Energizer Holdings, Inc.	3,965	176,879
WD-40 Co.	888	103,807

		367,716

INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	4,164	459,248
Raven Industries, Inc.	2,281	57,481

		516,729

INSURANCE — 4.5%
Alleghany Corp. (a)	987	600,214
American Equity Investment Life Holding Co.	5,624	126,765
American Financial Group, Inc.	4,674	411,873
AMERISAFE, Inc.	1,282	79,933
Aspen Insurance Holdings, Ltd.	3,898	214,390
Brown & Brown, Inc.	7,409	332,368
CNO Financial Group, Inc.	11,041	211,435
eHealth, Inc. (a) (b)	1,070	11,396
Employers Holdings, Inc.	2,104	83,318
Endurance Specialty Holdings, Ltd.	4,058	374,959
Everest Re Group, Ltd.	2,615	565,886
First American Financial Corp.	7,037	257,765
Genworth Financial, Inc. Class A (a)	31,944	121,707
Hanover Insurance Group, Inc.	2,743	249,640
HCI Group, Inc.	505	19,937
Horace Mann Educators Corp.	2,596	111,109

Infinity Property & Casualty Corp.	714	62,761
Kemper Corp.	3,124	138,393
Maiden Holdings, Ltd.	4,807	83,882
Mercury General Corp.	2,306	138,844
Navigators Group, Inc.	659	77,597
Old Republic International Corp.	15,691	298,129
Primerica, Inc.	2,963	204,892
ProAssurance Corp.	3,390	190,518
Reinsurance Group of America, Inc.	4,103	516,281
RenaissanceRe Holdings, Ltd.	2,614	356,079
RLI Corp.	2,475	156,247
Safety Insurance Group, Inc.	953	70,236
Selective Insurance Group, Inc.	3,739	160,964
Stewart Information Services Corp.	1,461	67,323
United Fire Group, Inc.	1,348	66,281
United Insurance Holdings Corp.	1,153	17,456
Universal Insurance Holdings, Inc.	2,128	60,435
WR Berkley Corp.	6,156	409,436

		6,848,449

INTERNET & CATALOG RETAIL — 0.2%
Blue Nile, Inc.	783	31,813
FTD Cos., Inc. (a)	1,147	27,345
HSN, Inc.	2,087	71,584
Nutrisystem, Inc.	1,855	64,276
PetMed Express, Inc.	1,343	30,983

		226,001

INTERNET SOFTWARE & SERVICES — 0.7%
Blucora, Inc. (a)	2,528	37,288
comScore, Inc. (a) (b)	2,959	93,445
DHI Group, Inc. (a)	2,962	18,513
j2 Global, Inc. (b)	3,081	252,026
Liquidity Services, Inc. (a)	1,608	15,678
LivePerson, Inc. (a)	3,313	25,013
LogMeIn, Inc.	1,642	158,535
NIC, Inc.	3,917	93,616
QuinStreet, Inc. (a)	1,721	6,471
Shutterstock, Inc. (a)	1,252	59,495
SPS Commerce, Inc. (a) (b)	1,040	72,686
Stamps.com, Inc. (a)	1,012	116,026
WebMD Health Corp. (a)	2,448	121,347
XO Group, Inc. (a)	1,587	30,867

		1,101,006

IT SERVICES — 3.3%
Acxiom Corp. (a)	4,924	131,963
Broadridge Financial Solutions, Inc.	7,598	503,747
CACI International, Inc. Class A (a)	1,505	187,072
Cardtronics PLC Class A (a)	2,920	159,344
Ciber, Inc. (a)	4,719	2,982
Computer Sciences Corp.	9,064	538,583
Convergys Corp.	6,194	152,125
CoreLogic, Inc. (a)	5,533	203,780
CSG Systems International, Inc.	2,101	101,688
DST Systems, Inc.	2,004	214,729
ExlService Holdings, Inc. (a)	2,128	107,336
Forrester Research, Inc.	659	28,304
Gartner, Inc. (a)	5,313	536,985
Jack Henry & Associates, Inc.	4,959	440,260

See accompanying notes to financial statements.

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Leidos Holdings, Inc.	9,135	$467,164
ManTech International Corp. Class A	1,619	68,403
MAXIMUS, Inc.	4,165	232,365
NeuStar, Inc. Class A (a)	3,479	116,199
Perficient, Inc. (a)	2,296	40,157
Science Applications International Corp.	2,884	244,563
Sykes Enterprises, Inc. (a)	2,479	71,544
TeleTech Holdings, Inc.	982	29,951
Virtusa Corp. (a)	1,709	42,930
WEX, Inc. (a)	2,473	275,987

		4,898,161

LEISURE EQUIPMENT & PRODUCTS — 0.6%
Arctic Cat, Inc.	832	12,497
Brunswick Corp.	5,792	315,896
Callaway Golf Co.	6,013	65,902
Nautilus, Inc. (a)	1,962	36,297
Polaris Industries, Inc. (b)	3,771	310,693
Sturm Ruger & Co., Inc. (b)	1,276	67,245
Vista Outdoor, Inc. (a)	3,758	138,670

		947,200

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Albany Molecular Research, Inc. (a)	1,426	26,752
Bio-Rad Laboratories, Inc. Class A (a) (b)	1,350	246,078
Bio-Techne Corp.	2,401	246,895
Cambrex Corp. (a)	2,034	109,734
Charles River Laboratories International, Inc. (a)	3,040	231,618
Luminex Corp. (a) (b)	2,485	50,271
PAREXEL International Corp. (a) (b)	3,368	221,345

		1,132,693

MACHINERY — 5.0%
Actuant Corp. Class A	3,770	97,831
AGCO Corp.	4,307	249,203
Alamo Group, Inc.	552	42,007
Albany International Corp. Class A	1,826	84,544
Astec Industries, Inc.	1,258	84,865
Barnes Group, Inc.	3,254	154,305
Briggs & Stratton Corp. (b)	2,741	61,015
Chart Industries, Inc. (a)	1,943	69,987
CIRCOR International, Inc.	1,093	70,914
CLARCOR, Inc.	3,080	254,008
Crane Co.	3,138	226,312
Donaldson Co., Inc.	8,473	356,544
EnPro Industries, Inc.	1,391	93,698
ESCO Technologies, Inc.	1,658	93,926
Federal Signal Corp.	3,850	60,098
Franklin Electric Co., Inc.	2,484	96,628
Graco, Inc.	3,511	291,729
Greenbrier Cos., Inc.	1,829	75,995
Harsco Corp.	5,137	69,863
Hillenbrand, Inc.	4,007	153,668
IDEX Corp.	4,910	442,195
ITT, Inc.	5,601	216,031
John Bean Technologies Corp.	1,823	156,687
Joy Global, Inc.	6,354	177,912
Kennametal, Inc.	5,165	161,458

Lincoln Electric Holdings, Inc.	3,926	301,006
Lindsay Corp.	671	50,063
Lydall, Inc. (a)	1,119	69,210
Mueller Industries, Inc.	3,718	148,571
Nordson Corp.	3,425	383,771
Oshkosh Corp.	4,798	309,999
Proto Labs, Inc. (a)	1,598	82,057
SPX Corp. (a)	2,683	63,641
SPX FLOW, Inc. (a)	2,695	86,402
Standex International Corp.	850	74,672
Tennant Co. (b)	1,098	78,178
Terex Corp.	6,772	213,521
Timken Co.	4,478	177,777
Titan International, Inc.	2,869	32,161
Toro Co.	7,044	394,112
Trinity Industries, Inc.	9,791	271,798
Wabash National Corp. (a) (b)	3,882	61,413
Wabtec Corp.	5,712	474,210
Watts Water Technologies, Inc. Class A	1,737	113,252
Woodward, Inc.	3,577	246,992

		7,474,229

MARINE — 0.2%
Kirby Corp. (a) (b)	3,437	228,561
Matson, Inc.	2,775	98,207

		326,768

MEDIA — 1.1%
AMC Networks, Inc. Class A (a)	3,762	196,903
Cable One, Inc. (b)	294	182,789
Cinemark Holdings, Inc.	6,817	261,500
EW Scripps Co. Class A (a) (b)	3,742	72,333
Gannett Co., Inc.	7,479	72,621
John Wiley & Sons, Inc. Class A	2,863	156,033
Live Nation Entertainment, Inc. (a)	8,462	225,089
Meredith Corp.	2,306	136,400
New Media Investment Group, Inc.	3,401	54,382
New York Times Co. Class A	7,859	104,525
Scholastic Corp.	1,694	80,448
Time, Inc.	6,514	116,275
World Wrestling Entertainment, Inc. Class A	2,369	43,590

		1,702,888

METALS & MINING — 1.9%
AK Steel Holding Corp. (a)	19,452	198,605
Allegheny Technologies, Inc. (b)	6,963	110,921
Carpenter Technology Corp. (b)	2,993	108,257
Century Aluminum Co. (a)	3,140	26,878
Commercial Metals Co.	7,397	161,107
Compass Minerals International, Inc.	2,182	170,960
Haynes International, Inc.	819	35,209
Kaiser Aluminum Corp.	1,177	91,441
Materion Corp.	1,294	51,242
Olympic Steel, Inc.	623	15,095
Reliance Steel & Aluminum Co.	4,662	370,815
Royal Gold, Inc. (b)	4,195	265,753
Steel Dynamics, Inc.	15,676	557,752
Stillwater Mining Co. (a)	7,782	125,368
SunCoke Energy, Inc.	4,147	47,027
TimkenSteel Corp. (a) (b)	2,491	38,561

See accompanying notes to financial statements.

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

United States Steel Corp.	10,868	$358,753
Worthington Industries, Inc.	2,819	133,733

		2,867,477

MULTI-UTILITIES — 0.8%
Avista Corp.	4,086	163,399
Black Hills Corp.	3,370	206,716
MDU Resources Group, Inc.	12,522	360,258
NorthWestern Corp.	3,087	175,558
Vectren Corp.	5,356	279,315

		1,185,246

MULTILINE RETAIL — 0.3%
Big Lots, Inc.	2,888	145,006
Fred’s, Inc. Class A (b)	2,259	41,927
JC Penney Co., Inc. (a)	19,718	163,857
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	3,050	86,773
Tuesday Morning Corp. (a)	2,853	15,406

		452,969

OIL, GAS & CONSUMABLE FUELS — 2.1%
Bill Barrett Corp. (a)	3,878	27,107
Carrizo Oil & Gas, Inc. (a)	3,946	147,383
Cloud Peak Energy, Inc. (a)	3,887	21,806
CONSOL Energy, Inc.	11,356	207,020
Contango Oil & Gas Co. (a)	1,469	13,720
Denbury Resources, Inc. (a)	25,520	93,914
Energen Corp.	6,196	357,323
Green Plains, Inc.	2,247	62,579
Gulfport Energy Corp. (a)	9,890	214,020
HollyFrontier Corp.	11,193	366,683
Northern Oil and Gas, Inc. (a)	2,595	7,136
PDC Energy, Inc. (a)	3,566	258,820
QEP Resources, Inc.	15,406	283,624
REX American Resources Corp. (a) (b)	397	39,204
SM Energy Co.	6,172	212,811
Synergy Resources Corp. (a)	12,990	115,741
Western Refining, Inc.	5,088	192,581
World Fuel Services Corp.	4,492	206,228
WPX Energy, Inc. (a)	22,116	322,230

		3,149,930

PAPER & FOREST PRODUCTS — 0.6%
Boise Cascade Co. (a)	2,436	54,810
Clearwater Paper Corp. (a)	1,084	71,056
Deltic Timber Corp.	652	50,250
Domtar Corp.	3,991	155,769
KapStone Paper and Packaging Corp.	5,738	126,523
Louisiana-Pacific Corp. (a)	9,193	174,023
Neenah Paper, Inc.	1,027	87,500
PH Glatfelter Co.	2,768	66,128
Schweitzer-Mauduit International, Inc.	1,931	87,918

		873,977

PERSONAL PRODUCTS — 0.3%
Avon Products, Inc.	28,041	141,327
Edgewell Personal Care Co. (a)	3,700	270,063
Inter Parfums, Inc.	1,122	36,745
Medifast, Inc.	754	31,389

		479,524

PHARMACEUTICALS — 0.8%
Akorn, Inc. (a) (b)	5,646	123,252
Amphastar Pharmaceuticals, Inc. (a)	2,264	41,703
ANI Pharmaceuticals, Inc. (a)	543	32,917
Catalent, Inc. (a)	8,032	216,543
Depomed, Inc. (a) (b)	3,972	71,575
Impax Laboratories, Inc. (a)	4,913	65,097
Innoviva, Inc. (a) (b)	5,105	54,624
Lannett Co., Inc. (a) (b)	1,806	39,822
Medicines Co. (a) (b)	4,527	153,646
Nektar Therapeutics (a)	9,708	119,117
Phibro Animal Health Corp. Class A	1,196	35,043
Prestige Brands Holdings, Inc. (a)	3,401	177,192
SciClone Pharmaceuticals, Inc. (a)	3,234	34,927
Supernus Pharmaceuticals, Inc. (a)	3,155	79,664

		1,245,122

PROFESSIONAL SERVICES — 1.0%
CDI Corp.	868	6,423
CEB, Inc.	2,044	123,867
Exponent, Inc.	1,670	100,701
FTI Consulting, Inc. (a)	2,765	124,646
Heidrick & Struggles International, Inc.	1,185	28,618
Insperity, Inc.	1,162	82,444
Kelly Services, Inc. Class A	1,931	44,259
Korn/Ferry International.	3,684	108,420
ManpowerGroup, Inc.	4,283	380,630
Navigant Consulting, Inc. (a)	3,073	80,451
On Assignment, Inc. (a)	3,150	139,104
Resources Connection, Inc.	2,000	38,500
TrueBlue, Inc. (a)	2,756	67,935
WageWorks, Inc. (a)	2,388	173,130

		1,499,128

REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.4%
Acadia Realty Trust.	5,099	166,635
Agree Realty Corp.	1,631	75,108
Alexandria Real Estate Equities, Inc.	4,990	554,539
American Assets Trust, Inc. REIT (b)	2,541	109,466
American Campus Communities, Inc.	8,393	417,720
Camden Property Trust	5,607	471,380
Capstead Mortgage Corp.	6,169	62,862
Care Capital Properties, Inc.	5,418	135,450
CareTrust REIT, Inc.	4,146	63,517
Cedar Realty Trust, Inc.	4,899	31,990
Chesapeake Lodging Trust	3,850	99,561
Communications Sales & Leasing, Inc. (a)	8,723	221,651
CoreSite Realty Corp. REIT (b)	2,156	171,122
Corporate Office Properties Trust	6,071	189,537
DCT Industrial Trust, Inc. REIT	5,820	278,662
DiamondRock Hospitality Co.	12,880	148,506
Douglas Emmett, Inc.	9,223	337,193
Duke Realty Corp.	22,636	601,212
EastGroup Properties, Inc.	2,109	155,729
Education Realty Trust, Inc.	4,685	198,175
EPR Properties	4,090	293,539
Equity One, Inc.	5,873	180,242
First Industrial Realty Trust, Inc. REIT	7,489	210,066
Four Corners Property Trust, Inc. REIT	3,776	77,484

See accompanying notes to financial statements.

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Franklin Street Properties Corp. REIT	6,813	$88,296
GEO Group, Inc. REIT	4,784	171,889
Getty Realty Corp.	1,650	42,058
Government Properties Income Trust REIT (b)	4,592	87,546
Healthcare Realty Trust, Inc. REIT	7,418	224,914
Highwoods Properties, Inc.	6,329	322,842
Hospitality Properties Trust.	10,580	335,809
Kilroy Realty Corp. REIT	5,931	434,268
Kite Realty Group Trust REIT	5,361	125,876
Lamar Advertising Co. Class A (b)	5,273	354,557
LaSalle Hotel Properties.	7,299	222,401
Lexington Realty Trust REIT	13,631	147,215
Liberty Property Trust REIT	9,494	375,013
Life Storage, Inc. REIT	2,911	248,192
LTC Properties, Inc.	2,486	116,792
Mack-Cali Realty Corp.	5,782	167,794
Medical Properties Trust, Inc. REIT	20,646	253,946
National Retail Properties, Inc.	9,441	417,292
Omega Healthcare Investors, Inc.	12,415	388,093
Pennsylvania Real Estate Investment Trust	4,424	83,879
Potlatch Corp. REIT (b)	2,609	108,665
PS Business Parks, Inc.	1,254	146,116
Rayonier, Inc.	7,921	210,699
Regency Centers Corp.	6,683	460,793
Retail Opportunity Investments Corp. REIT	6,990	147,699
Sabra Health Care REIT, Inc.	4,211	102,833
Saul Centers, Inc.	746	49,691
Senior Housing Properties Trust	15,269	289,042
Summit Hotel Properties, Inc. REIT	5,599	89,752
Tanger Factory Outlet Centers, Inc.	6,229	222,874
Taubman Centers, Inc. (b)	3,909	288,992
Universal Health Realty Income Trust	819	53,718
Urban Edge Properties	5,919	162,832
Urstadt Biddle Properties, Inc. Class A	1,841	44,387
Washington Prime Group, Inc. REIT	11,828	123,129
Weingarten Realty Investors REIT	7,539	269,821

		12,631,061

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Alexander & Baldwin, Inc.	2,948	132,277
Forestar Group, Inc. (a)	1,872	24,897
HFF, Inc. Class A	2,245	67,911
Jones Lang LaSalle, Inc.	2,921	295,138
RE/MAX Holdings, Inc. Class A REIT	1,153	64,568

		584,791

ROAD & RAIL — 1.0%
ArcBest Corp.	1,513	41,834
Avis Budget Group, Inc. (a)	5,660	207,609
Celadon Group, Inc. (b)	1,539	11,004
Genesee & Wyoming, Inc. Class A (a)	3,938	273,336
Heartland Express, Inc.	2,754	56,071
Knight Transportation, Inc.	4,294	141,917
Landstar System, Inc.	2,658	226,727
Marten Transport, Ltd.	1,469	34,228
Old Dominion Freight Line, Inc. (a)	4,457	382,366
Roadrunner Transportation Systems, Inc. (a)	1,938	20,136

Saia, Inc. (a)	1,639	72,362
Werner Enterprises, Inc.	2,887	77,805

		1,545,395

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Advanced Energy Industries, Inc. (a)	2,578	141,145
Advanced Micro Devices, Inc. (a)	47,355	537,006
Brooks Automation, Inc.	4,425	75,535
Cabot Microelectronics Corp.	1,505	95,071
CEVA, Inc. (a)	1,334	44,756
Cirrus Logic, Inc. (a)	4,031	227,913
Cohu, Inc.	1,698	23,602
Cree, Inc. (a)	6,478	170,954
Cypress Semiconductor Corp. (b)	20,563	235,241
Diodes, Inc. (a)	2,473	63,482
DSP Group, Inc. (a)	1,448	18,896
Exar Corp. (a)	2,855	30,777
Integrated Device Technology, Inc. (a)	8,587	202,310
Intersil Corp. Class A	8,690	193,787
Kopin Corp. (a)	3,221	9,148
Kulicke & Soffa Industries, Inc. (a)	4,491	71,631
Microsemi Corp. (a)	7,357	397,057
MKS Instruments, Inc.	3,420	203,148
Monolithic Power Systems, Inc.	2,355	192,945
Nanometrics, Inc. (a)	1,623	40,672
Power Integrations, Inc.	1,910	129,594
Rambus, Inc. (a)	7,044	96,996
Rudolph Technologies, Inc. (a)	1,972	46,046
Semtech Corp. (a)	4,219	133,109
Silicon Laboratories, Inc. (a)	2,626	170,690
Synaptics, Inc. (a) (b)	2,260	121,091
Teradyne, Inc.	12,845	326,263
Tessera Holding Corp.	3,164	139,849
Ultratech, Inc. (a)	1,646	39,471
Veeco Instruments, Inc. (a)	2,614	76,198
Versum Materials, Inc. (a)	6,974	195,760

		4,450,143

SOFTWARE — 3.8%
8x8, Inc. (a)	5,776	82,597
ACI Worldwide, Inc. (a)	7,476	135,689
ANSYS, Inc. (a)	5,533	511,747
Blackbaud, Inc.	3,037	194,368
Bottomline Technologies de, Inc. (a)	2,395	59,923
Cadence Design Systems, Inc. (a)	18,341	462,560
CDK Global, Inc.	9,563	570,815
CommVault Systems, Inc. (a)	2,677	137,598
Ebix, Inc. (b)	1,397	79,699
Fair Isaac Corp.	1,990	237,248
Fortinet, Inc. (a)	9,490	285,839
Manhattan Associates, Inc. (a)	4,583	243,037
Mentor Graphics Corp.	7,002	258,304
MicroStrategy, Inc. Class A (a)	607	119,822
Monotype Imaging Holdings, Inc.	2,617	51,947
Progress Software Corp.	3,189	101,825
PTC, Inc. (a)	7,410	342,861
Qualys, Inc. (a)	1,838	58,173
Synchronoss Technologies, Inc. (a)	2,751	105,363
Synopsys, Inc. (a)	9,650	567,999

See accompanying notes to financial statements.

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Take-Two Interactive Software, Inc. (a)	5,531	$272,623
Tangoe, Inc. (a)	1,538	12,119
TiVo Corp. (a)	7,776	162,518
Tyler Technologies, Inc. (a) (b)	2,114	301,816
Ultimate Software Group, Inc. (a) (b)	1,868	340,630
VASCO Data Security International, Inc. (a)	1,959	26,740

		5,723,860

SPECIALTY RETAIL — 2.7%
Aaron’s, Inc.	4,135	132,279
Abercrombie & Fitch Co. Class A (b)	4,332	51,984
American Eagle Outfitters, Inc.	10,942	165,990
Asbury Automotive Group, Inc. (a)	1,286	79,346
Ascena Retail Group, Inc. (a)	10,760	66,604
Barnes & Noble Education, Inc. (a)	2,492	28,583
Barnes & Noble, Inc.	3,768	42,013
Big 5 Sporting Goods Corp.	1,239	21,497
Buckle, Inc. (b)	1,790	40,812
Cabela’s, Inc. (a)	3,321	194,445
Caleres, Inc.	2,785	91,404
Cato Corp. Class A	1,653	49,722
Chico’s FAS, Inc.	8,457	121,696
Children’s Place, Inc. (b)	1,125	113,569
CST Brands, Inc.	4,842	233,142
Dick’s Sporting Goods, Inc.	5,643	299,643
Express, Inc. (a)	4,953	53,294
Finish Line, Inc. Class A (b)	2,674	50,298
Five Below, Inc. (a) (b)	3,539	141,418
Francesca’s Holdings Corp. (a)	2,391	43,110
GameStop Corp. Class A	6,450	162,927
Genesco, Inc. (a)	1,276	79,240
Group 1 Automotive, Inc. (b)	1,287	100,309
Guess?, Inc. (b)	3,984	48,206
Haverty Furniture Cos., Inc.	1,261	29,886
Hibbett Sports, Inc. (a)	1,413	52,705
Kirkland’s, Inc. (a)	962	14,921
Lithia Motors, Inc. Class A (b)	1,510	146,213
Lumber Liquidators Holdings, Inc. (a) (b)	1,717	27,026
MarineMax, Inc. (a)	1,604	31,037
Monro Muffler Brake, Inc. (b)	2,088	119,434
Murphy USA, Inc. (a)	2,315	142,303
Office Depot, Inc.	33,535	151,578
Rent-A-Center, Inc. (b)	3,396	38,205
RH (a)	2,479	76,105
Sally Beauty Holdings, Inc. (a)	9,217	243,513
Select Comfort Corp. (a)	2,944	66,593
Shoe Carnival, Inc. (b)	942	25,415
Sonic Automotive, Inc. Class A (b)	1,810	41,449
Stage Stores, Inc.	1,664	7,272
Stein Mart, Inc.	1,932	10,587
Tailored Brands, Inc.	3,134	80,074
Tile Shop Holdings, Inc. (a) (b)	2,087	40,801
Vitamin Shoppe, Inc. (a)	1,530	36,337
Williams-Sonoma, Inc. (b)	5,266	254,822
Zumiez, Inc. (a)	1,196	26,133

		4,073,940

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
3D Systems Corp. (a) (b)	6,839	90,890
Cray, Inc. (a)	2,614	54,110
Diebold Nixdorf, Inc. (b)	4,775	120,091
Electronics For Imaging, Inc. (a) (b)	3,007	131,887
NCR Corp. (a)	7,936	321,884
Super Micro Computer, Inc. (a)	2,468	69,228

		788,090

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter’s, Inc.	3,155	272,560
Crocs, Inc. (a)	4,753	32,605
Deckers Outdoor Corp. (a)	2,082	115,322
Fossil Group, Inc. (a)	2,673	69,124
G-III Apparel Group, Ltd. (a) (b)	2,597	76,767
Iconix Brand Group, Inc. (a)	3,614	33,755
Kate Spade & Co. (a)	8,213	153,337
Movado Group, Inc.	1,061	30,504
Oxford Industries, Inc.	953	57,304
Perry Ellis International, Inc. (a)	801	19,953
Skechers U.S.A., Inc. Class A (a)	8,543	209,987
Steven Madden, Ltd. (a)	3,484	124,553
Unifi, Inc. (a)	976	31,847
Vera Bradley, Inc. (a)	1,352	15,845
Wolverine World Wide, Inc.	6,419	140,897

		1,384,360

THRIFTS & MORTGAGE FINANCE — 1.0%
Astoria Financial Corp.	5,844	108,991
Bank Mutual Corp.	2,696	25,477
BofI Holding, Inc. (a) (b)	3,700	105,635
Dime Community Bancshares, Inc.	2,004	40,280
HomeStreet, Inc. (a)	1,356	42,850
LendingTree, Inc. (a) (b)	442	44,797
New York Community Bancorp, Inc. (b)	31,073	494,371
Northfield Bancorp, Inc. (b)	2,949	58,892
Northwest Bancshares, Inc.	6,567	118,403
Oritani Financial Corp.	2,487	46,631
Provident Financial Services, Inc.	3,852	109,012
TrustCo Bank Corp. NY.	6,144	53,760
Walker & Dunlop, Inc. (a)	1,720	53,664
Washington Federal, Inc.	5,655	194,249

		1,497,012

TOBACCO — 0.1%
Universal Corp.	1,475	94,031

TRADING COMPANIES & DISTRIBUTORS — 0.7%
Applied Industrial Technologies, Inc.	2,497	148,322
DXP Enterprises, Inc. (a) (b)	1,015	35,261
GATX Corp.	2,582	159,000
Kaman Corp.	1,771	86,655
MSC Industrial Direct Co., Inc. Class A	2,850	263,311
NOW, Inc. (a)	6,851	140,240
Veritiv Corp. (a)	592	31,820
Watsco, Inc.	1,660	245,879

		1,110,488

See accompanying notes to financial statements.

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

WATER UTILITIES — 0.4%
American States Water Co.	2,400	$109,344
Aqua America, Inc.	11,366	341,434
California Water Service Group (b)	3,082	104,480

		555,258

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	1,388	28,801
Telephone & Data Systems, Inc.	6,046	174,548

		203,349

TOTAL COMMON STOCKS (Cost $137,649,144)		150,307,033

RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Chelsea Therapeutics International, Ltd. (CVR) (a) (d)	696	—
Durata Therapeutics, Inc. (CVR) (expiring 12/31/18) (a) (d)	218	—
Dyax Corp. (CVR) (a) (e)	2,607	2,894
Omthera Pharmaceuticals, Inc. (CVR) (a) (b) (d)	212	—
Trius Therapeutics, Inc. (CVR) (expiring 2/17/17) (a) (d)	800	—

		2,894

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (c)
Leap Wireless International, Inc. (CVR) (expiring 3/13/17) (a) (e)	1,110	3,524

TOTAL RIGHTS (Cost $5,691)		6,418

SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (f) (g)	123,970	123,970

State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	1,312,887	1,312,887

TOTAL SHORT-TERM INVESTMENTS (Cost $1,436,857)		1,436,857

TOTAL INVESTMENTS — 100.8% (Cost $139,091,692)		151,750,308
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(1,135,864)

NET ASSETS — 100.0%		$150,614,444

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2016, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. As of December 31, 2016, total aggregate fair value of securities is $6,418 representing 0.0% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2016.
(h)	Investment of cash collateral for securities loaned.

CVR = Contingent Value Rights

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$2,863,614	$—	$—	$2,863,614
Air Freight & Logistics	314,056	—	—	314,056
Airlines	923,246	—	—	923,246
Auto Components	1,327,688	—	—	1,327,688
Automobiles	356,228	—	—	356,228
Banks	12,583,802	—	—	12,583,802
Beverages	99,702	—	—	99,702
Biotechnology	986,407	—	—	986,407
Building Products	1,776,396	—	—	1,776,396
Capital Markets	4,517,680	—	—	4,517,680
Chemicals	4,525,798	—	—	4,525,798

See accompanying notes to financial statements.

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Commercial Services & Supplies	$3,136,141	$—	$—	$3,136,141
Communications Equipment	2,277,530	—	—	2,277,530
Construction & Engineering	1,483,349	—	—	1,483,349
Construction Materials	475,930	—	—	475,930
Consumer Finance	749,412	—	—	749,412
Containers & Packaging	1,832,267	—	—	1,832,267
Distributors	404,790	—	—	404,790
Diversified Consumer Services	940,890	—	—	940,890
Diversified Telecommunication Services	467,130	—	—	467,130
Electric Utilities	2,292,287	—	—	2,292,287
Electrical Equipment	1,055,736	—	—	1,055,736
Electronic Equipment, Instruments & Components	6,162,002	—	—	6,162,002
Energy Equipment & Services	2,624,025	—	—	2,624,025
Equity Real Estate Investment Trusts (REITs)	526,475	—	—	526,475
Food & Staples Retailing	872,306	—	—	872,306
Food Products	3,924,360	—	—	3,924,360
Gas Utilities	2,675,091	—	—	2,675,091
Health Care Equipment & Supplies	5,863,600	—	—	5,863,600
Health Care Providers & Services	3,347,048	—	—	3,347,048
Health Care Technology	564,374	—	—	564,374
Hotels, Restaurants & Leisure	4,083,712	—	—	4,083,712
Household Durables	2,336,970	—	—	2,336,970
Household Products	367,716	—	—	367,716
Industrial Conglomerates	516,729	—	—	516,729
Insurance	6,848,449	—	—	6,848,449
Internet & Catalog Retail	226,001	—	—	226,001
Internet Software & Services	1,101,006	—	—	1,101,006
IT Services	4,898,161	—	—	4,898,161
Leisure Equipment & Products	947,200	—	—	947,200
Life Sciences Tools & Services	1,132,693	—	—	1,132,693
Machinery	7,474,229	—	—	7,474,229
Marine	326,768	—	—	326,768
Media	1,702,888	—	—	1,702,888
Metals & Mining	2,867,477	—	—	2,867,477
Multi-Utilities	1,185,246	—	—	1,185,246
Multiline Retail	452,969	—	—	452,969
Oil, Gas & Consumable Fuels	3,149,930	—	—	3,149,930
Paper & Forest Products	873,977	—	—	873,977
Personal Products	479,524	—	—	479,524
Pharmaceuticals	1,245,122	—	—	1,245,122
Professional Services	1,499,128	—	—	1,499,128
Real Estate Investment Trusts (REITs)	12,631,061	—	—	12,631,061
Real Estate Management & Development	584,791	—	—	584,791
Road & Rail	1,545,395	—	—	1,545,395
Semiconductors & Semiconductor Equipment	4,450,143	—	—	4,450,143
Software	5,723,860	—	—	5,723,860
Specialty Retail	4,073,940	—	—	4,073,940
Technology Hardware, Storage & Peripherals	788,090	—	—	788,090
Textiles, Apparel & Luxury Goods	1,384,360	—	—	1,384,360
Thrifts & Mortgage Finance	1,497,012	—	—	1,497,012
Tobacco	94,031	—	—	94,031
Trading Companies & Distributors	1,110,488	—	—	1,110,488
Water Utilities	555,258	—	—	555,258
Wireless Telecommunication Services	203,349	—	—	203,349

See accompanying notes to financial statements.

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Rights
Biotechnology	$—	$2,894	$0	(a)	$2,894
Wireless Telecommunication Services	—	3,524	—		3,524
Short-Term Investments	1,436,857	—	—		1,436,857

TOTAL INVESTMENTS	$151,743,890	$6,418	$0		$151,750,308

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2016.

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	246,286	$246,286	2,021,966	2,268,252	—	$—	$375	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	3,236,307	3,112,337	123,970	123,970	305	—
State Street Navigator Securities Lending Government Money Market Portfolio*	11,054,104	11,054,104	17,942,389	27,683,606	1,312,887	1,312,887	25,328	—

TOTAL		$11,300,390				$1,436,857	$26,008	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Growth ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.3%
B/E Aerospace, Inc.	35,081	$2,111,525
Curtiss-Wright Corp.	24,288	2,388,968
Huntington Ingalls Industries, Inc.	25,433	4,684,504
Teledyne Technologies, Inc. (a)	13,052	1,605,396

		10,790,393

AUTO COMPONENTS — 0.7%
Gentex Corp.	157,068	3,092,669

AUTOMOBILES — 0.6%
Thor Industries, Inc.	26,190	2,620,309

BANKS — 6.3%
Bank of Hawaii Corp.	16,426	1,456,822
Bank of the Ozarks, Inc. (b)	49,765	2,617,141
Chemical Financial Corp.	24,334	1,318,173
Commerce Bancshares, Inc.	47,833	2,765,226
Cullen/Frost Bankers, Inc.	15,663	1,381,947
East West Bancorp, Inc.	50,604	2,572,201
First Horizon National Corp.	127,819	2,557,658
Fulton Financial Corp.	47,447	892,004
International Bancshares Corp.	15,872	647,578
MB Financial, Inc.	22,223	1,049,592
PrivateBancorp, Inc.	27,496	1,490,008
Signature Bank (a)	19,713	2,960,893
SVB Financial Group (a)	17,416	2,989,631
Synovus Financial Corp.	34,141	1,402,512
Trustmark Corp.	17,022	606,834
UMB Financial Corp.	16,287	1,256,053
Webster Financial Corp.	32,207	1,748,196

		29,712,469

BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a) (b)	2,633	447,215

BIOTECHNOLOGY — 0.5%
United Therapeutics Corp. (a)	16,246	2,330,164

BUILDING PRODUCTS — 1.5%
AO Smith Corp.	80,970	3,833,930
Lennox International, Inc.	21,244	3,253,943

		7,087,873

CAPITAL MARKETS — 4.1%
CBOE Holdings, Inc.	28,942	2,138,524
Eaton Vance Corp.	38,575	1,615,521
FactSet Research Systems, Inc.	15,732	2,571,081
Federated Investors, Inc. Class B	24,973	706,236
MarketAxess Holdings, Inc.	20,618	3,029,197
MSCI, Inc.	51,556	4,061,582
Raymond James Financial, Inc.	38,135	2,641,611
SEI Investments Co.	44,947	2,218,584
WisdomTree Investments, Inc. (b)	39,504	440,075

		19,422,411

CHEMICALS — 2.4%
Minerals Technologies, Inc.	19,153	1,479,569
NewMarket Corp.	2,785	1,180,394
RPM International, Inc.	45,279	2,437,369
Scotts Miracle-Gro Co. Class A	24,385	2,329,987
Sensient Technologies Corp.	15,096	1,186,244
Valspar Corp.	27,976	2,898,593

		11,512,156

COMMERCIAL SERVICES & SUPPLIES — 1.7%
Copart, Inc. (a)	55,916	3,098,306
Deluxe Corp.	17,556	1,257,185
HNI Corp.	14,200	794,064
MSA Safety, Inc.	17,123	1,187,138
Rollins, Inc.	52,507	1,773,686

		8,110,379

COMMUNICATIONS EQUIPMENT — 1.4%
ARRIS International PLC (a)	42,851	1,291,101
Brocade Communications Systems, Inc.	143,382	1,790,841
InterDigital, Inc.	18,781	1,715,644
Plantronics, Inc.	12,568	688,224
ViaSat, Inc. (a) (b)	18,328	1,213,680

		6,699,490

CONSTRUCTION & ENGINEERING — 0.8%
Dycom Industries, Inc. (a)	8,806	707,033
EMCOR Group, Inc.	15,975	1,130,391
Granite Construction, Inc.	21,718	1,194,490
Valmont Industries, Inc.	6,372	897,815

		3,929,729

CONSTRUCTION MATERIALS — 0.6%
Eagle Materials, Inc.	26,437	2,604,838

CONSUMER FINANCE — 0.5%
SLM Corp. (a)	234,734	2,586,769

CONTAINERS & PACKAGING — 1.5%
AptarGroup, Inc.	15,763	1,157,792
Packaging Corp. of America	51,196	4,342,445
Sonoco Products Co.	28,505	1,502,214

		7,002,451

DISTRIBUTORS — 0.5%
Pool Corp.	22,656	2,363,927

DIVERSIFIED CONSUMER SERVICES — 0.6%
Service Corp. International	64,756	1,839,070
Sotheby’s	25,268	1,007,183

		2,846,253

ELECTRIC UTILITIES — 0.6%
Westar Energy, Inc.	46,673	2,630,024

ELECTRICAL EQUIPMENT — 0.8%
EnerSys	23,807	1,859,327
Hubbell, Inc.	17,446	2,035,948

		3,895,275

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.3%
Belden, Inc.	11,522	861,500
Cognex Corp.	46,998	2,990,013
IPG Photonics Corp. (a)	20,352	2,008,946
Keysight Technologies, Inc. (a)	53,046	1,939,892
Littelfuse, Inc.	12,372	1,877,698
National Instruments Corp.	28,330	873,131
Trimble, Inc. (a)	89,250	2,690,888
Zebra Technologies Corp. Class A (a)	28,973	2,484,724

		15,726,792

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

ENERGY EQUIPMENT & SERVICES — 0.3%
Patterson-UTI Energy, Inc.	37,280	$1,003,577
Superior Energy Services, Inc.	34,043	574,646

		1,578,223

FOOD & STAPLES RETAILING — 0.1%
Sprouts Farmers Market, Inc. (a)	35,881	678,868

FOOD PRODUCTS — 3.0%
Ingredion, Inc.	18,698	2,336,502
Lamb Weston Holdings, Inc. (a)	47,098	1,782,659
Lancaster Colony Corp.	10,658	1,506,935
Post Holdings, Inc. (a)	35,602	2,862,045
Tootsie Roll Industries, Inc. (b)	6,382	253,684
WhiteWave Foods Co. (a)	97,156	5,401,874

		14,143,699

GAS UTILITIES — 1.0%
National Fuel Gas Co.	25,665	1,453,665
Southwest Gas Corp.	26,001	1,992,197
WGL Holdings, Inc.	13,479	1,028,178

		4,474,040

HEALTH CARE EQUIPMENT & SUPPLIES — 5.2%
Abiomed, Inc. (a)	22,116	2,492,031
Align Technology, Inc. (a)	41,038	3,944,983
Globus Medical, Inc. Class A (a) (b)	18,459	457,968
Hill-Rom Holdings, Inc.	20,365	1,143,291
IDEXX Laboratories, Inc. (a)	49,164	5,765,462
NuVasive, Inc. (a)	27,584	1,858,058
ResMed, Inc. (b)	51,008	3,165,047
Teleflex, Inc.	13,962	2,249,976
West Pharmaceutical Services, Inc.	40,078	3,399,817

		24,476,633

HEALTH CARE PROVIDERS & SERVICES — 2.2%
HealthSouth Corp. (b)	49,256	2,031,317
MEDNAX, Inc. (a) (b)	31,504	2,100,057
VCA, Inc. (a)	44,439	3,050,737
WellCare Health Plans, Inc. (a)	24,245	3,323,505

		10,505,616

HOTELS, RESTAURANTS & LEISURE — 4.8%
Brinker International, Inc. (b)	27,240	1,349,197
Buffalo Wild Wings, Inc. (a)	9,939	1,534,581
Cheesecake Factory, Inc.	24,192	1,448,617
Churchill Downs, Inc.	6,876	1,034,494
Cracker Barrel Old Country Store, Inc. (b)	9,513	1,588,481
Domino’s Pizza, Inc.	26,322	4,191,515
Dunkin’ Brands Group, Inc. (b)	50,231	2,634,114
Jack in the Box, Inc.	17,748	1,981,387
Panera Bread Co. Class A (a) (b)	12,010	2,463,131
Papa John’s International, Inc.	14,589	1,248,527
Texas Roadhouse, Inc.	35,135	1,694,912
Wendy’s Co. (b)	109,871	1,485,456

		22,654,412

HOUSEHOLD DURABLES — 1.1%
NVR, Inc. (a)	1,964	3,277,916
Tempur Sealy International, Inc. (a) (b)	16,276	1,111,325
Tupperware Brands Corp.	11,592	609,971

		4,999,212

HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc.	21,006	937,078

INDUSTRIAL CONGLOMERATES — 0.8%
Carlisle Cos., Inc.	35,396	3,903,825

INSURANCE — 1.3%
Brown & Brown, Inc.	63,022	2,827,167
Primerica, Inc.	25,084	1,734,559
RenaissanceRe Holdings, Ltd. (b)	10,346	1,409,332

		5,971,058

INTERNET SOFTWARE & SERVICES — 0.7%
comScore, Inc. (a) (b)	10,826	341,885
j2 Global, Inc.	26,332	2,153,958
WebMD Health Corp. (a)	20,429	1,012,665

		3,508,508

IT SERVICES — 5.2%
Acxiom Corp. (a)	19,087	511,532
Broadridge Financial Solutions, Inc.	65,304	4,329,655
Computer Sciences Corp.	40,930	2,432,061
Convergys Corp.	22,463	551,691
CoreLogic, Inc. (a)	47,311	1,742,464
Gartner, Inc. (a)	45,253	4,573,721
Jack Henry & Associates, Inc.	42,771	3,797,209
MAXIMUS, Inc.	35,551	1,983,390
Science Applications International Corp.	24,540	2,080,992
WEX, Inc. (a)	21,038	2,347,841

		24,350,556

LEISURE EQUIPMENT & PRODUCTS — 0.4%
Polaris Industries, Inc. (b)	15,686	1,292,370
Vista Outdoor, Inc. (a)	14,209	524,312

		1,816,682

LIFE SCIENCES TOOLS & SERVICES — 1.1%
Bio-Rad Laboratories, Inc. Class A (a)	5,537	1,009,284
Bio-Techne Corp.	20,496	2,107,604
Charles River Laboratories International, Inc. (a)	16,036	1,221,783
PAREXEL International Corp. (a) (b)	14,323	941,307

		5,279,978

MACHINERY — 6.2%
CLARCOR, Inc.	26,627	2,195,929
Crane Co.	27,301	1,968,948
Donaldson Co., Inc.	50,689	2,132,993
Graco, Inc.	30,538	2,537,402
IDEX Corp.	41,768	3,761,626
Joy Global, Inc.	30,598	856,744
Kennametal, Inc.	20,152	629,952
Lincoln Electric Holdings, Inc.	34,039	2,609,770
Nordson Corp.	29,146	3,265,809
Oshkosh Corp.	21,199	1,369,667
Toro Co.	59,914	3,352,188
Wabtec Corp. (b)	31,726	2,633,893
Woodward, Inc.	30,430	2,101,192

		29,416,113

MEDIA — 1.3%
AMC Networks, Inc. Class A (a)	21,042	1,101,338
Cable One, Inc. (b)	2,567	1,595,981

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Cinemark Holdings, Inc.	33,030	$1,267,031
John Wiley & Sons, Inc. Class A	11,589	631,600
Live Nation Entertainment, Inc. (a)	37,661	1,001,783
Meredith Corp.	11,174	660,942

		6,258,675

METALS & MINING — 1.9%
Compass Minerals International, Inc. (b)	8,375	656,181
Royal Gold, Inc.	35,814	2,268,817
Steel Dynamics, Inc.	89,490	3,184,054
United States Steel Corp.	47,300	1,561,373
Worthington Industries, Inc.	24,016	1,139,319

		8,809,744

MULTI-UTILITIES — 0.9%
Black Hills Corp.	17,440	1,069,770
MDU Resources Group, Inc.	107,030	3,079,253

		4,149,023

OIL, GAS & CONSUMABLE FUELS — 1.3%
Denbury Resources, Inc. (a)	87,097	320,517
Energen Corp.	22,345	1,288,636
Gulfport Energy Corp. (a)	49,882	1,079,446
QEP Resources, Inc.	49,811	917,021
SM Energy Co.	25,373	874,861
WPX Energy, Inc. (a)	100,034	1,457,495

		5,937,976

PHARMACEUTICALS — 0.6%
Akorn, Inc. (a)	48,019	1,048,255
Catalent, Inc. (a)	28,658	772,620
Prestige Brands Holdings, Inc. (a)	16,542	861,838

		2,682,713

PROFESSIONAL SERVICES — 0.1%
CEB, Inc.	9,584	580,790

REAL ESTATE INVESTMENT TRUSTS (REITS) — 11.6%
Alexandria Real Estate Equities, Inc.	43,554	4,840,156
American Campus Communities, Inc.	42,706	2,125,478
Camden Property Trust	25,409	2,136,135
Communications Sales & Leasing, Inc. (a)	76,851	1,952,784
Corporate Office Properties Trust	35,817	1,118,207
DCT Industrial Trust, Inc. REIT	49,884	2,388,446
Douglas Emmett, Inc.	78,870	2,883,487
Duke Realty Corp.	194,430	5,164,061
Education Realty Trust, Inc.	40,053	1,694,242
EPR Properties	21,229	1,523,605
Equity One, Inc.	50,928	1,562,980
First Industrial Realty Trust, Inc. REIT	64,119	1,798,538
Healthcare Realty Trust, Inc. REIT	44,499	1,349,210
Highwoods Properties, Inc.	31,811	1,622,679
Kilroy Realty Corp. REIT	50,524	3,699,367
Lamar Advertising Co. Class A (b)	45,376	3,051,082
Liberty Property Trust REIT	80,609	3,184,055
Mack-Cali Realty Corp.	29,969	869,700
National Retail Properties, Inc.	46,740	2,065,908
Potlatch Corp. REIT	14,610	608,507
Rayonier, Inc.	30,178	802,735
Regency Centers Corp.	36,048	2,485,510
Tanger Factory Outlet Centers, Inc.	36,277	1,297,991

Taubman Centers, Inc. (b)	18,250	1,349,222
Urban Edge Properties	32,659	898,449
Weingarten Realty Investors REIT	64,605	2,312,213

		54,784,747

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Alexander & Baldwin, Inc.	13,882	622,885

ROAD & RAIL — 1.7%
Avis Budget Group, Inc. (a)	48,139	1,765,738
Genesee & Wyoming, Inc. Class A (a)	15,754	1,093,485
Landstar System, Inc.	22,869	1,950,726
Old Dominion Freight Line, Inc. (a)	37,952	3,255,902

		8,065,851

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.3%
Advanced Micro Devices, Inc. (a) (b)	416,589	4,724,119
Cirrus Logic, Inc. (a)	34,872	1,971,663
Cypress Semiconductor Corp. (b)	73,928	845,736
Integrated Device Technology, Inc. (a)	73,434	1,730,105
Intersil Corp. Class A	74,975	1,671,943
Microsemi Corp. (a) (b)	62,872	3,393,202
Monolithic Power Systems, Inc.	20,497	1,679,319
Silicon Laboratories, Inc. (a)	22,889	1,487,785
Teradyne, Inc.	62,860	1,596,644
Versum Materials, Inc. (a)	37,481	1,052,092

		20,152,608

SOFTWARE — 6.9%
ACI Worldwide, Inc. (a)	30,090	546,133
ANSYS, Inc. (a)	29,452	2,724,015
Cadence Design Systems, Inc. (a)	113,122	2,852,937
CDK Global, Inc.	81,917	4,889,626
CommVault Systems, Inc. (a)	23,049	1,184,719
Fair Isaac Corp.	16,988	2,025,309
Fortinet, Inc. (a)	80,631	2,428,606
Manhattan Associates, Inc. (a)	26,093	1,383,712
Mentor Graphics Corp.	60,040	2,214,875
PTC, Inc. (a)	44,310	2,050,224
Synopsys, Inc. (a)	82,916	4,880,436
Tyler Technologies, Inc. (a) (b)	18,268	2,608,122
Ultimate Software Group, Inc. (a) (b)	15,894	2,898,271

		32,686,985

SPECIALTY RETAIL — 1.1%
Cabela’s, Inc. (a)	15,454	904,832
Chico’s FAS, Inc.	33,939	488,382
Dick’s Sporting Goods, Inc.	48,239	2,561,491
Sally Beauty Holdings, Inc. (a)	44,184	1,167,341

		5,122,046

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
3D Systems Corp. (a) (b)	41,457	550,964
NCR Corp. (a)	67,979	2,757,228

		3,308,192

TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Carter’s, Inc.	27,062	2,337,886
Deckers Outdoor Corp. (a)	8,980	497,402
Kate Spade & Co. (a)	70,233	1,311,250
Skechers U.S.A., Inc. Class A (a)	73,111	1,797,069

		5,943,607

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

THRIFTS & MORTGAGE FINANCE — 0.4%
Washington Federal, Inc.	48,783	$1,675,696

TRADING COMPANIES & DISTRIBUTORS — 0.9%
GATX Corp.	9,608	591,661
MSC Industrial Direct Co., Inc. Class A	24,435	2,257,550
Watsco, Inc.	8,462	1,253,391

		4,102,602

WATER UTILITIES — 0.3%
Aqua America, Inc.	50,595	1,519,874

TOTAL COMMON STOCKS (Cost $421,876,529)		470,510,101

SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d)	416,533	416,533
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	3,600,941	3,600,941

TOTAL SHORT-TERM INVESTMENTS (Cost $4,017,474)		4,017,474

TOTAL INVESTMENTS — 100.6% (Cost $425,894,003)		474,527,575
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(3,037,712)

NET ASSETS — 100.0%		$471,489,863

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$10,790,393	$—	$—	$10,790,393
Auto Components	3,092,669	—	—	3,092,669
Automobiles	2,620,309	—	—	2,620,309
Banks	29,712,469	—	—	29,712,469
Beverages	447,215	—	—	447,215
Biotechnology	2,330,164	—	—	2,330,164
Building Products	7,087,873	—	—	7,087,873
Capital Markets	19,422,411	—	—	19,422,411
Chemicals	11,512,156	—	—	11,512,156
Commercial Services & Supplies	8,110,379	—	—	8,110,379
Communications Equipment	6,699,490	—	—	6,699,490
Construction & Engineering	3,929,729	—	—	3,929,729
Construction Materials	2,604,838	—	—	2,604,838
Consumer Finance	2,586,769	—	—	2,586,769
Containers & Packaging	7,002,451	—	—	7,002,451
Distributors	2,363,927	—	—	2,363,927
Diversified Consumer Services	2,846,253	—	—	2,846,253
Electric Utilities	2,630,024	—	—	2,630,024
Electrical Equipment	3,895,275	—	—	3,895,275

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Electronic Equipment, Instruments & Components	$15,726,792	$—	$—	$15,726,792
Energy Equipment & Services	1,578,223	—	—	1,578,223
Food & Staples Retailing	678,868	—	—	678,868
Food Products	14,143,699	—	—	14,143,699
Gas Utilities	4,474,040	—	—	4,474,040
Health Care Equipment & Supplies	24,476,633	—	—	24,476,633
Health Care Providers & Services	10,505,616	—	—	10,505,616
Hotels, Restaurants & Leisure	22,654,412	—	—	22,654,412
Household Durables	4,999,212	—	—	4,999,212
Household Products	937,078	—	—	937,078
Industrial Conglomerates	3,903,825	—	—	3,903,825
Insurance	5,971,058	—	—	5,971,058
Internet Software & Services	3,508,508	—	—	3,508,508
IT Services	24,350,556	—	—	24,350,556
Leisure Equipment & Products	1,816,682	—	—	1,816,682
Life Sciences Tools & Services	5,279,978	—	—	5,279,978
Machinery	29,416,113	—	—	29,416,113
Media	6,258,675	—	—	6,258,675
Metals & Mining	8,809,744	—	—	8,809,744
Multi-Utilities	4,149,023	—	—	4,149,023
Oil, Gas & Consumable Fuels	5,937,976	—	—	5,937,976
Pharmaceuticals	2,682,713	—	—	2,682,713
Professional Services	580,790	—	—	580,790
Real Estate Investment Trusts (REITs)	54,784,747	—	—	54,784,747
Real Estate Management & Development	622,885	—	—	622,885
Road & Rail	8,065,851	—	—	8,065,851
Semiconductors & Semiconductor Equipment	20,152,608	—	—	20,152,608
Software	32,686,985	—	—	32,686,985
Specialty Retail	5,122,046	—	—	5,122,046
Technology Hardware, Storage & Peripherals	3,308,192	—	—	3,308,192
Textiles, Apparel & Luxury Goods	5,943,607	—	—	5,943,607
Thrifts & Mortgage Finance	1,675,696	—	—	1,675,696
Trading Companies & Distributors	4,102,602	—	—	4,102,602
Water Utilities	1,519,874	—	—	1,519,874
Short-Term Investments	4,017,474	—	—	4,017,474

TOTAL INVESTMENTS	$474,527,575	$—	$—	$474,527,575

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	291,440	$291,440	6,793,430	7,084,870	—	$—	$425	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	6,972,801	6,556,268	416,533	416,533	639	—
State Street Navigator Securities Lending Government Money Market Portfolio*	31,109,942	31,109,942	55,603,230	83,112,231	3,600,941	3,600,941	37,497	—

TOTAL		$31,401,382				$4,017,474	$38,561	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.0%
B/E Aerospace, Inc.	18,190	$1,094,856
Esterline Technologies Corp. (a)	14,373	1,282,072
KLX, Inc. (a)	25,561	1,153,057
Orbital ATK, Inc.	28,454	2,496,269
Teledyne Technologies, Inc. (a)	5,444	669,612
Triumph Group, Inc.	24,086	638,279

		7,334,145

AIRLINES — 1.0%
JetBlue Airways Corp. (a)	157,070	3,521,509

AUTO COMPONENTS — 0.4%
Dana, Inc.	69,771	1,324,254

BANKS — 8.4%
Associated Banc-Corp.	71,849	1,774,670
BancorpSouth, Inc.	41,341	1,283,638
Bank of Hawaii Corp. (b)	6,173	547,483
Cathay General Bancorp	35,998	1,369,004
Chemical Financial Corp.	12,683	687,038
Commerce Bancshares, Inc.	777	44,918
Cullen/Frost Bankers, Inc.	13,362	1,178,929
East West Bancorp, Inc.	25,188	1,280,306
FNB Corp.	101,250	1,623,038
Fulton Financial Corp.	42,027	790,108
Hancock Holding Co.	39,684	1,710,380
International Bancshares Corp.	14,110	575,688
MB Financial, Inc.	14,804	699,193
PacWest Bancorp	58,314	3,174,614
PrivateBancorp, Inc.	14,326	776,326
Prosperity Bancshares, Inc.	33,727	2,420,924
Signature Bank (a)	8,636	1,297,127
SVB Financial Group (a)	9,900	1,699,434
Synovus Financial Corp.	29,074	1,194,360
TCF Financial Corp.	82,978	1,625,539
Trustmark Corp.	17,692	630,720
UMB Financial Corp.	6,744	520,097
Umpqua Holdings Corp.	106,820	2,006,080
Valley National Bancorp	123,467	1,437,156
Webster Financial Corp.	16,017	869,403

		31,216,173

BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a) (b)	2,004	340,379

BIOTECHNOLOGY — 0.2%
United Therapeutics Corp. (a)	6,212	890,987

CAPITAL MARKETS — 3.1%
CBOE Holdings, Inc.	13,800	1,019,682
Eaton Vance Corp.	20,882	874,538
FactSet Research Systems, Inc.	5,376	878,600
Federated Investors, Inc. Class B	23,060	652,137
Janus Capital Group, Inc.	69,087	916,785
Legg Mason, Inc.	43,610	1,304,375
Raymond James Financial, Inc.	27,557	1,908,873
SEI Investments Co.	25,391	1,253,300
Stifel Financial Corp. (a)	32,121	1,604,444
Waddell & Reed Financial, Inc. Class A	40,142	783,170
WisdomTree Investments, Inc.	20,544	228,860

		11,424,764

CHEMICALS — 3.3%
Ashland Global Holdings, Inc.	30,183	3,298,700
Cabot Corp.	30,204	1,526,510
NewMarket Corp.	1,970	834,965
Olin Corp. (b)	80,133	2,052,206
PolyOne Corp.	40,615	1,301,305
RPM International, Inc.	24,593	1,323,841
Sensient Technologies Corp.	8,235	647,106
Valspar Corp.	10,609	1,099,199

		12,083,832

COMMERCIAL SERVICES & SUPPLIES — 0.9%
Clean Harbors, Inc. (a)	25,300	1,407,945
Deluxe Corp.	8,054	576,747
Herman Miller, Inc.	29,051	993,544
HNI Corp.	9,072	507,306

		3,485,542

COMMUNICATIONS EQUIPMENT — 1.7%
ARRIS International PLC (a)	54,570	1,644,194
Brocade Communications Systems, Inc.	68,273	852,730
Ciena Corp. (a)	67,630	1,650,848
NetScout Systems, Inc. (a)	44,445	1,400,017
Plantronics, Inc.	4,993	273,417
ViaSat, Inc. (a)	8,754	579,690

		6,400,896

CONSTRUCTION & ENGINEERING — 1.7%
AECOM (a)	74,659	2,714,602
Dycom Industries, Inc. (a)	7,480	600,569
EMCOR Group, Inc.	15,249	1,079,019
KBR, Inc.	69,158	1,154,247
Valmont Industries, Inc.	5,198	732,398

		6,280,835

CONTAINERS & PACKAGING — 2.0%
AptarGroup, Inc.	16,391	1,203,919
Bemis Co., Inc.	45,489	2,175,284
Greif, Inc. Class A	12,511	641,939
Owens-Illinois, Inc. (a)	78,665	1,369,558
Silgan Holdings, Inc.	18,161	929,480
Sonoco Products Co.	23,299	1,227,857

		7,548,037

DIVERSIFIED CONSUMER SERVICES — 0.8%
DeVry Education Group, Inc. (b)	27,623	861,838
Graham Holdings Co. Class B	2,294	1,174,413
Service Corp. International	35,082	996,329

		3,032,580

ELECTRIC UTILITIES — 3.4%
Great Plains Energy, Inc.	104,471	2,857,282
Hawaiian Electric Industries, Inc.	52,595	1,739,317
IDACORP, Inc.	24,422	1,967,192
OGE Energy Corp.	96,867	3,240,201
PNM Resources, Inc.	38,658	1,325,969
Westar Energy, Inc.	27,551	1,552,499

		12,682,460

ELECTRICAL EQUIPMENT — 0.7%
Hubbell, Inc.	9,522	1,111,217
Regal Beloit Corp.	21,752	1,506,326

		2,617,543

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.9%
Arrow Electronics, Inc. (a)	43,470	$3,099,411
Avnet, Inc.	61,902	2,947,154
Belden, Inc.	10,193	762,131
Jabil Circuit, Inc.	90,010	2,130,537
Keysight Technologies, Inc. (a)	35,448	1,296,333
Knowles Corp. (a)	43,019	718,847
National Instruments Corp.	26,196	807,361
SYNNEX Corp.	14,113	1,707,955
Tech Data Corp. (a)	17,064	1,444,980
Trimble, Inc. (a)	42,535	1,282,430
VeriFone Systems, Inc. (a)	53,772	953,378
Vishay Intertechnology, Inc. (b)	64,936	1,051,963

		18,202,480

ENERGY EQUIPMENT & SERVICES — 3.0%
Diamond Offshore Drilling, Inc.	31,280	553,656
Dril-Quip, Inc. (a)	18,268	1,096,993
Ensco PLC Class A	147,057	1,429,394
Nabors Industries, Ltd.	137,534	2,255,558
Noble Corp. PLC	117,980	698,442
Oceaneering International, Inc.	47,558	1,341,611
Oil States International, Inc. (a) (b)	24,886	970,554
Patterson-UTI Energy, Inc. (b)	38,839	1,045,546
Rowan Cos. PLC Class A	60,813	1,148,757
Superior Energy Services, Inc.	43,370	732,086

		11,272,597

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.9%
CoreCivic, Inc. REIT	56,978	1,393,682
Cousins Properties, Inc. REIT	165,981	1,412,498
Quality Care Properties, Inc. REIT (a)	45,327	702,569

		3,508,749

FOOD & STAPLES RETAILING — 1.1%
Casey’s General Stores, Inc.	19,005	2,259,314
Sprouts Farmers Market, Inc. (a)	33,079	625,855
United Natural Foods, Inc. (a)	24,534	1,170,763

		4,055,932

FOOD PRODUCTS — 3.1%
Dean Foods Co.	43,883	955,772
Flowers Foods, Inc.	88,597	1,769,282
Hain Celestial Group, Inc. (a)	50,176	1,958,369
Ingredion, Inc.	18,616	2,326,255
Lamb Weston Holdings, Inc. (a)	25,573	967,938
Snyder’s-Lance, Inc.	41,487	1,590,612
Tootsie Roll Industries, Inc. (b)	2,792	110,982
TreeHouse Foods, Inc. (a) (b)	27,496	1,984,936

		11,664,146

GAS UTILITIES — 3.4%
Atmos Energy Corp.	50,409	3,737,827
National Fuel Gas Co.	18,599	1,053,447
New Jersey Resources Corp.	41,745	1,481,948
ONE Gas, Inc.	25,346	1,621,130
UGI Corp.	83,922	3,867,126
WGL Holdings, Inc.	12,902	984,165

		12,745,643

HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Globus Medical, Inc. Class A (a) (b)	18,439	457,472
Halyard Health, Inc. (a)	22,628	836,783
Hill-Rom Holdings, Inc.	11,060	620,908
LivaNova PLC (a)	21,176	952,285
ResMed, Inc. (b)	23,280	1,444,524
STERIS PLC	41,298	2,783,072
Teleflex, Inc.	8,977	1,446,644

		8,541,688

HEALTH CARE PROVIDERS & SERVICES — 1.4%
LifePoint Health, Inc. (a)	19,504	1,107,827
MEDNAX, Inc. (a)	17,067	1,137,686
Molina Healthcare, Inc. (a)	20,687	1,122,476
Owens & Minor, Inc.	29,878	1,054,395
Tenet Healthcare Corp. (a)	38,664	573,774

		4,996,158

HEALTH CARE TECHNOLOGY — 0.3%
Allscripts Healthcare Solutions, Inc. (a)	89,674	915,572

HOTELS, RESTAURANTS & LEISURE — 0.3%
Cracker Barrel Old Country Store, Inc. (b)	3,267	545,523
International Speedway Corp. Class A	12,581	462,981

		1,008,504

HOUSEHOLD DURABLES — 2.0%
CalAtlantic Group, Inc.	35,414	1,204,430
Helen of Troy, Ltd. (a)	13,487	1,138,977
KB Home (b)	40,280	636,827
Tempur Sealy International, Inc. (a) (b)	10,008	683,346
Toll Brothers, Inc. (a)	72,373	2,243,563
TRI Pointe Group, Inc. (a)	70,578	810,236
Tupperware Brands Corp. (b)	14,187	746,520

		7,463,899

HOUSEHOLD PRODUCTS — 0.1%
Energizer Holdings, Inc.	11,410	509,000

INSURANCE — 9.6%
Alleghany Corp. (a)	7,480	4,548,738
American Financial Group, Inc.	35,404	3,119,800
Aspen Insurance Holdings, Ltd.	29,258	1,609,190
CNO Financial Group, Inc.	84,186	1,612,162
Endurance Specialty Holdings, Ltd.	31,162	2,879,369
Everest Re Group, Ltd.	19,827	4,290,563
First American Financial Corp.	53,286	1,951,866
Genworth Financial, Inc. Class A (a)	241,799	921,254
Hanover Insurance Group, Inc.	20,677	1,881,814
Kemper Corp.	23,580	1,044,594
Mercury General Corp.	17,698	1,065,596
Old Republic International Corp.	118,512	2,251,728
Reinsurance Group of America, Inc.	31,116	3,915,326
RenaissanceRe Holdings, Ltd.	10,827	1,474,854
WR Berkley Corp.	47,062	3,130,094

		35,696,948

INTERNET & CATALOG RETAIL — 0.1%
HSN, Inc.	15,415	528,735

INTERNET SOFTWARE & SERVICES — 0.1%
comScore, Inc. (a) (b)	12,259	387,139

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

IT SERVICES — 2.5%
Acxiom Corp. (a)	20,683	$554,305
Computer Sciences Corp.	32,065	1,905,302
Convergys Corp.	26,338	646,861
DST Systems, Inc.	15,488	1,659,539
Leidos Holdings, Inc.	69,247	3,541,292
NeuStar, Inc. Class A (a)	26,462	883,831

		9,191,130

LEISURE EQUIPMENT & PRODUCTS — 1.1%
Brunswick Corp.	43,482	2,371,508
Polaris Industries, Inc. (b)	15,076	1,242,112
Vista Outdoor, Inc. (a)	16,011	590,806

		4,204,426

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Bio-Rad Laboratories, Inc. Class A (a)	5,183	944,757
Charles River Laboratories International, Inc. (a)	8,744	666,206
PAREXEL International Corp. (a) (b)	13,168	865,401

		2,476,364

MACHINERY — 3.5%
AGCO Corp.	32,729	1,893,700
Donaldson Co., Inc.	19,241	809,661
ITT, Inc.	42,736	1,648,328
Joy Global, Inc.	20,516	574,448
Kennametal, Inc.	20,976	655,710
Oshkosh Corp.	17,291	1,117,171
Terex Corp.	51,393	1,620,421
Timken Co.	33,933	1,347,140
Trinity Industries, Inc.	73,895	2,051,325
Wabtec Corp. (b)	15,135	1,256,508

		12,974,412

MARINE — 0.5%
Kirby Corp. (a) (b)	26,169	1,740,239

MEDIA — 1.3%
AMC Networks, Inc. Class A (a)	10,008	523,819
Cinemark Holdings, Inc.	22,072	846,682
John Wiley & Sons, Inc. Class A	11,535	628,657
Live Nation Entertainment, Inc. (a)	30,768	818,429
Meredith Corp.	7,840	463,736
New York Times Co. Class A	58,993	784,607
Time, Inc.	47,997	856,746

		4,922,676

METALS & MINING — 2.5%
Allegheny Technologies, Inc. (b)	52,770	840,626
Carpenter Technology Corp.	22,612	817,876
Commercial Metals Co.	56,013	1,219,963
Compass Minerals International, Inc.	9,055	709,459
Reliance Steel & Aluminum Co.	35,224	2,801,717
Steel Dynamics, Inc.	38,987	1,387,158
United States Steel Corp.	41,842	1,381,204

		9,158,003

MULTI-UTILITIES — 1.1%
Black Hills Corp.	10,319	632,968
NorthWestern Corp.	23,470	1,334,739
Vectren Corp.	40,242	2,098,620

		4,066,327

MULTILINE RETAIL — 0.6%
Big Lots, Inc.	21,592	1,084,134
JC Penney Co., Inc. (a) (b)	149,505	1,242,387

		2,326,521

OIL, GAS & CONSUMABLE FUELS — 3.6%
CONSOL Energy, Inc.	85,679	1,561,928
Denbury Resources, Inc. (a)	115,772	426,041
Energen Corp.	27,312	1,575,083
Gulfport Energy Corp. (a)	30,689	664,110
HollyFrontier Corp.	85,292	2,794,166
QEP Resources, Inc.	72,065	1,326,716
SM Energy Co.	24,260	836,485
Western Refining, Inc.	38,367	1,452,191
World Fuel Services Corp.	34,137	1,567,230
WPX Energy, Inc. (a)	78,512	1,143,920

		13,347,870

PAPER & FOREST PRODUCTS — 0.7%
Domtar Corp.	30,348	1,184,482
Louisiana-Pacific Corp. (a)	68,942	1,305,072

		2,489,554

PERSONAL PRODUCTS — 0.8%
Avon Products, Inc.	212,184	1,069,407
Edgewell Personal Care Co. (a)	28,140	2,053,939

		3,123,346

PHARMACEUTICALS — 0.4%
Catalent, Inc. (a)	35,102	946,350
Prestige Brands Holdings, Inc. (a)	11,060	576,226

		1,522,576

PROFESSIONAL SERVICES — 1.1%
CEB, Inc.	7,164	434,138
FTI Consulting, Inc. (a)	20,549	926,349
ManpowerGroup, Inc.	32,486	2,887,031

		4,247,518

REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.3%
American Campus Communities, Inc.	26,233	1,305,616
Camden Property Trust	19,975	1,679,298
Care Capital Properties, Inc.	40,708	1,017,700
Corporate Office Properties Trust	14,286	446,009
EPR Properties	12,028	863,250
Healthcare Realty Trust, Inc. REIT	16,856	511,074
Highwoods Properties, Inc.	20,423	1,041,777
Hospitality Properties Trust	79,648	2,528,028
LaSalle Hotel Properties (b)	54,884	1,672,316
Life Storage, Inc. REIT	22,542	1,921,931
Mack-Cali Realty Corp.	16,933	491,396
Medical Properties Trust, Inc. REIT	155,364	1,910,977
National Retail Properties, Inc.	29,944	1,323,525
Omega Healthcare Investors, Inc.	94,705	2,960,478
Potlatch Corp. REIT	6,645	276,764
Rayonier, Inc.	32,729	870,591
Regency Centers Corp.	18,752	1,292,950
Senior Housing Properties Trust	115,240	2,181,493
Tanger Factory Outlet Centers, Inc.	14,439	516,627
Taubman Centers, Inc. (b)	13,179	974,324
Urban Edge Properties	15,611	429,459
Washington Prime Group, Inc. REIT	89,840	935,234

		27,150,817

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Alexander & Baldwin, Inc.	10,011	$449,194
Jones Lang LaSalle, Inc.	21,912	2,213,988

		2,663,182

ROAD & RAIL — 0.5%
Genesee & Wyoming, Inc. Class A (a)	15,744	1,092,791
Werner Enterprises, Inc.	21,631	582,955

		1,675,746

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
Cree, Inc. (a)	48,409	1,277,514
Cypress Semiconductor Corp. (b)	90,392	1,034,084
Synaptics, Inc. (a)	16,960	908,717
Teradyne, Inc.	41,999	1,066,775
Versum Materials, Inc. (a)	19,547	548,684

		4,835,774

SOFTWARE — 1.2%
ACI Worldwide, Inc. (a)	30,130	546,859
ANSYS, Inc. (a)	15,910	1,471,516
Cadence Design Systems, Inc. (a)	38,976	982,975
Manhattan Associates, Inc. (a)	11,379	603,428
PTC, Inc. (a)	16,847	779,511

		4,384,289

SPECIALTY RETAIL — 3.2%
Aaron’s, Inc.	30,875	987,691
American Eagle Outfitters, Inc.	82,901	1,257,608
Cabela’s, Inc. (a)	11,169	653,945
Chico’s FAS, Inc.	32,592	468,999
CST Brands, Inc.	36,673	1,765,805
GameStop Corp. Class A (b)	49,420	1,248,349
Murphy USA, Inc. (a)	17,629	1,083,655
Office Depot, Inc.	256,312	1,158,530
RH (a)	18,542	569,239
Sally Beauty Holdings, Inc. (a)	30,794	813,578
Williams-Sonoma, Inc. (b)	39,468	1,909,857

		11,917,256

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
3D Systems Corp. (a) (b)	14,975	199,018
Diebold Nixdorf, Inc. (b)	36,459	916,944

		1,115,962

TEXTILES,APPAREL & LUXURY GOODS — 0.3%
Deckers Outdoor Corp. (a)	7,609	421,462
Fossil Group, Inc. (a)	20,309	525,191

		946,653

THRIFTS & MORTGAGE FINANCE — 1.0%
New York Community Bancorp, Inc. (b)	236,303	3,759,581

TRADING COMPANIES & DISTRIBUTORS — 0.7%
GATX Corp.	10,838	667,404
NOW, Inc. (a)	52,105	1,066,589
Watsco, Inc.	4,989	738,971

		2,472,964

WATER UTILITIES — 0.3%
Aqua America, Inc.	41,282	1,240,111

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Telephone & Data Systems, Inc.	45,311	1,308,129

TOTAL COMMON STOCKS (Cost $344,410,022)		370,942,552

SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d)	235,306	235,306
State Street Navigator Securities Lending Government Money Market Portfolio (d) (e)	2,797,902	2,797,902

TOTAL SHORT-TERM INVESTMENTS (Cost $3,033,208)		3,033,208

TOTAL INVESTMENTS — 100.7% (Cost $347,443,230)		373,975,760
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(2,473,643)

NET ASSETS — 100.0%		$371,502,117

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	The rate shown is the annualized seven-day yield at December 31, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$7,334,145	$—	$—	$7,334,145
Airlines	3,521,509	—	—	3,521,509
Auto Components	1,324,254	—	—	1,324,254
Banks	31,216,173	—	—	31,216,173
Beverages	340,379	—	—	340,379
Biotechnology	890,987	—	—	890,987
Capital Markets	11,424,764	—	—	11,424,764
Chemicals	12,083,832	—	—	12,083,832
Commercial Services & Supplies	3,485,542	—	—	3,485,542
Communications Equipment	6,400,896	—	—	6,400,896
Construction & Engineering	6,280,835	—	—	6,280,835
Containers & Packaging	7,548,037	—	—	7,548,037
Diversified Consumer Services	3,032,580	—	—	3,032,580
Electric Utilities	12,682,460	—	—	12,682,460
Electrical Equipment	2,617,543	—	—	2,617,543
Electronic Equipment, Instruments & Components	18,202,480	—	—	18,202,480
Energy Equipment & Services	11,272,597	—	—	11,272,597
Equity Real Estate Investment Trusts (REITs)	3,508,749	—	—	3,508,749
Food & Staples Retailing	4,055,932	—	—	4,055,932
Food Products	11,664,146	—	—	11,664,146
Gas Utilities	12,745,643	—	—	12,745,643
Health Care Equipment & Supplies	8,541,688	—	—	8,541,688
Health Care Providers & Services	4,996,158	—	—	4,996,158
Health Care Technology	915,572	—	—	915,572
Hotels, Restaurants & Leisure	1,008,504	—	—	1,008,504
Household Durables	7,463,899	—	—	7,463,899
Household Products	509,000	—	—	509,000
Insurance	35,696,948	—	—	35,696,948
Internet & Catalog Retail	528,735	—	—	528,735
Internet Software & Services	387,139	—	—	387,139
IT Services	9,191,130	—	—	9,191,130
Leisure Equipment & Products	4,204,426	—	—	4,204,426
Life Sciences Tools & Services	2,476,364	—	—	2,476,364
Machinery	12,974,412	—	—	12,974,412
Marine	1,740,239	—	—	1,740,239
Media	4,922,676	—	—	4,922,676
Metals & Mining	9,158,003	—	—	9,158,003
Multi-Utilities	4,066,327	—	—	4,066,327
Multiline Retail	2,326,521	—	—	2,326,521
Oil, Gas & Consumable Fuels	13,347,870	—	—	13,347,870
Paper & Forest Products	2,489,554	—	—	2,489,554
Personal Products	3,123,346	—	—	3,123,346
Pharmaceuticals	1,522,576	—	—	1,522,576
Professional Services	4,247,518	—	—	4,247,518
Real Estate Investment Trusts (REITs)	27,150,817	—	—	27,150,817
Real Estate Management & Development	2,663,182	—	—	2,663,182
Road & Rail	1,675,746	—	—	1,675,746
Semiconductors & Semiconductor Equipment	4,835,774	—	—	4,835,774
Software	4,384,289	—	—	4,384,289
Specialty Retail	11,917,256	—	—	11,917,256

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Technology Hardware, Storage & Peripherals	$1,115,962	$—	$—	$1,115,962
Textiles, Apparel & Luxury Goods	946,653	—	—	946,653
Thrifts & Mortgage Finance	3,759,581	—	—	3,759,581
Trading Companies & Distributors	2,472,964	—	—	2,472,964
Water Utilities	1,240,111	—	—	1,240,111
Wireless Telecommunication Services	1,308,129	—	—	1,308,129
Short-Term Investments	3,033,208	—	—	3,033,208

TOTAL INVESTMENTS	$373,975,760	$—	$—	$373,975,760

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	66,680	$66,680	4,499,925	4,566,605	—	$—	$395	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	7,352,331	7,117,025	235,306	235,306	495	—
State Street Navigator Securities Lending Government Money Market Portfolio*	11,808,397	11,808,397	41,829,411	50,839,906	2,797,902	2,797,902	27,500	—

TOTAL		$11,875,077				$3,033,208	$28,390	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.4%
AAR Corp.	27,939	$923,384
Aerojet Rocketdyne Holdings, Inc. (a)	61,496	1,103,853
Aerovironment, Inc. (a)	18,498	496,301
Cubic Corp.	21,892	1,049,720
Engility Holdings, Inc. (a)	15,884	535,291
Mercury Systems, Inc. (a)	36,017	1,088,434
Moog, Inc. Class A (a)	28,273	1,856,971
National Presto Industries, Inc. (a)	4,284	455,818
TASER International, Inc. (a) (b)	45,947	1,113,755

		8,623,527

AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	21,963	1,145,370
Echo Global Logistics, Inc. (a)	24,151	604,983
Forward Air Corp.	26,841	1,271,727
Hub Group, Inc. Class A (a)	29,144	1,275,050

		4,297,130

AIRLINES — 1.0%
Allegiant Travel Co.	11,481	1,910,438
Hawaiian Holdings, Inc. (a)	47,047	2,681,679
SkyWest, Inc.	45,475	1,657,564

		6,249,681

AUTO COMPONENTS — 1.7%
American Axle & Manufacturing Holdings, Inc. (a)	67,232	1,297,577
Cooper-Standard Holdings, Inc. (a)	15,494	1,601,770
Dorman Products, Inc. (a) (b)	26,736	1,953,332
Fox Factory Holding Corp. (a)	25,256	700,854
Gentherm, Inc. (a)	32,040	1,084,554
LCI Industries	21,633	2,330,956
Motorcar Parts of America, Inc. (a)	16,778	451,664
Standard Motor Products, Inc.	17,652	939,439
Superior Industries International, Inc.	20,126	530,320

		10,890,466

AUTOMOBILES — 0.1%
Winnebago Industries, Inc.	23,247	735,768

BANKS — 10.8%
Ameris Bancorp	30,663	1,336,907
Banc of California, Inc.	43,503	754,777
Banner Corp.	23,233	1,296,634
Boston Private Financial Holdings, Inc.	73,108	1,209,937
Brookline Bancorp, Inc.	61,978	1,016,439
Cardinal Financial Corp.	28,841	945,696
Central Pacific Financial Corp.	27,071	850,571
City Holding Co.	13,231	894,416
Columbia Banking System, Inc.	51,037	2,280,333
Community Bank System, Inc.	39,062	2,413,641
Customers Bancorp, Inc. (a)	24,994	895,285
CVB Financial Corp. (b)	88,483	2,028,915
Fidelity Southern Corp.	18,955	448,665
First BanCorp (a)	118,324	782,122
First Commonwealth Financial Corp.	78,215	1,109,089
First Financial Bancorp	54,506	1,550,696
First Financial Bankshares, Inc. (b)	58,159	2,628,787
First Midwest Bancorp, Inc.	71,507	1,804,122
First NBC Bank Holding Co. (a)	14,321	104,543

Glacier Bancorp, Inc.	67,344	2,439,873
Great Western Bancorp, Inc.	51,692	2,253,254
Hanmi Financial Corp.	28,355	989,589
Home BancShares, Inc.	108,757	3,020,182
Hope Bancorp, Inc.	111,850	2,448,396
Independent Bank Corp.	23,824	1,678,401
LegacyTexas Financial Group, Inc.	36,596	1,575,824
National Bank Holdings Corp. Class A	22,802	727,156
NBT Bancorp, Inc.	37,994	1,591,189
OFG Bancorp	39,200	513,520
Old National Bancorp	118,727	2,154,895
Opus Bank	16,331	490,746
Pinnacle Financial Partners, Inc.	38,215	2,648,299
S&T Bancorp, Inc.	30,667	1,197,240
ServisFirst Bancshares, Inc.	38,946	1,458,138
Simmons First National Corp. Class A	26,091	1,621,556
Southside Bancshares, Inc.	22,026	829,719
Sterling Bancorp	115,079	2,692,849
Texas Capital Bancshares, Inc. (a)	43,127	3,381,157
Tompkins Financial Corp.	10,709	1,012,429
United Bankshares, Inc. (b)	71,060	3,286,525
United Community Banks, Inc.	62,366	1,847,281
Westamerica Bancorporation (b)	22,594	1,421,840
Wintrust Financial Corp.	45,546	3,305,273

		68,936,906

BIOTECHNOLOGY — 1.3%
Acorda Therapeutics, Inc. (a)	40,495	761,306
AMAG Pharmaceuticals, Inc. (a) (b)	30,067	1,046,332
Eagle Pharmaceuticals, Inc. (a) (b)	6,879	545,780
Emergent BioSolutions, Inc. (a)	30,284	994,527
Enanta Pharmaceuticals, Inc. (a)	12,609	422,402
Ligand Pharmaceuticals, Inc. (a)	16,745	1,701,459
MiMedx Group, Inc. (a) (b)	88,448	783,649
Momenta Pharmaceuticals, Inc. (a)	56,328	847,736
Repligen Corp. (a)	29,760	917,203
Spectrum Pharmaceuticals, Inc. (a)	63,259	280,237

		8,300,631

BUILDING PRODUCTS — 2.0%
AAON, Inc.	34,780	1,149,479
American Woodmark Corp. (a)	12,244	921,361
Apogee Enterprises, Inc.	25,427	1,361,870
Gibraltar Industries, Inc. (a)	27,502	1,145,458
Griffon Corp.	26,132	684,659
Insteel Industries, Inc.	15,670	558,479
Patrick Industries, Inc. (a)	12,837	979,463
PGT Innovations, Inc. (a)	44,049	504,361
Quanex Building Products Corp.	30,775	624,733
Simpson Manufacturing Co., Inc.	35,575	1,556,406
Trex Co., Inc. (a)	25,843	1,664,289
Universal Forest Products, Inc.	17,868	1,825,752

		12,976,310

CAPITAL MARKETS — 1.6%
Calamos Asset Management, Inc. Class A	15,161	129,626
Donnelley Financial Solutions, Inc. (a)	23,864	548,395
Evercore Partners, Inc. Class A	34,204	2,349,815
Financial Engines, Inc. (b)	46,813	1,720,378
Greenhill & Co., Inc.	23,891	661,780

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Interactive Brokers Group, Inc. Class A	59,774	$2,182,349
INTL. FCStone, Inc. (a)	13,440	532,224
Investment Technology Group, Inc.	27,096	534,875
Piper Jaffray Cos. (a)	12,526	908,135
Virtus Investment Partners, Inc.	4,898	578,209

		10,145,786

CHEMICALS — 3.4%
A Schulman, Inc.	25,754	861,471
AdvanSix, Inc. (a)	27,317	604,798
American Vanguard Corp.	23,274	445,697
Balchem Corp.	27,885	2,340,109
Calgon Carbon Corp.	44,417	755,089
Chemours Co.	160,065	3,535,836
Flotek Industries, Inc. (a) (b)	48,746	457,725
FutureFuel Corp.	20,302	282,198
Hawkins, Inc.	8,607	464,348
HB Fuller Co.	44,199	2,135,254
Ingevity Corp. (a)	37,074	2,033,880
Innophos Holdings, Inc.	16,970	886,852
Innospec, Inc.	21,099	1,445,281
Koppers Holdings, Inc. (a)	18,095	729,228
Kraton Corp. (a)	27,166	773,688
LSB Industries, Inc. (a) (b)	18,046	151,947
Quaker Chemical Corp.	11,654	1,491,013
Rayonier Advanced Materials, Inc.	38,897	601,348
Stepan Co.	17,135	1,396,160
Tredegar Corp.	22,057	529,368

		21,921,290

COMMERCIAL SERVICES & SUPPLIES — 3.7%
ABM Industries, Inc.	49,086	2,004,672
Brady Corp. Class A	41,640	1,563,582
Brink’s Co.	39,535	1,630,819
Essendant, Inc.	32,412	677,411
G&K Services, Inc. Class A	17,331	1,671,575
Healthcare Services Group, Inc.	63,850	2,501,005
Interface, Inc.	56,980	1,056,979
LSC Communications, Inc.	23,674	702,644
Matthews International Corp. Class A	28,306	2,175,316
Mobile Mini, Inc.	39,068	1,181,807
Multi-Color Corp. (b)	11,554	896,590
RR Donnelley & Sons Co.	61,315	1,000,661
Team, Inc. (a) (b)	25,909	1,016,928
Tetra Tech, Inc.	50,252	2,168,374
UniFirst Corp.	13,575	1,950,049
US Ecology, Inc.	19,101	938,814
Viad Corp.	17,802	785,068

		23,922,294

COMMUNICATIONS EQUIPMENT — 1.4%
ADTRAN, Inc.	42,528	950,501
Bel Fuse, Inc. Class B	7,933	245,130
Black Box Corp.	13,617	207,659
CalAmp Corp. (a)	32,624	473,048
Comtech Telecommunications Corp.	21,011	248,980
Digi International, Inc. (a)	23,413	321,929
Harmonic, Inc. (a) (b)	69,362	346,810
Ixia (a)	56,410	908,201
Lumentum Holdings, Inc. (a)	48,152	1,861,075
NETGEAR, Inc. (a)	29,137	1,583,596

Viavi Solutions, Inc. (a)	202,441	1,655,967

		8,802,896

CONSTRUCTION & ENGINEERING — 0.4%
Aegion Corp. (a)	29,835	707,090
Comfort Systems USA, Inc.	32,467	1,081,151
MYR Group, Inc. (a)	14,437	543,986
Orion Group Holdings, Inc. (a)	24,917	247,924

		2,580,151

CONSTRUCTION MATERIALS — 0.4%
Headwaters, Inc. (a)	65,217	1,533,904
US Concrete, Inc. (a) (b)	12,442	814,951

		2,348,855

CONSUMER FINANCE — 1.0%
Encore Capital Group, Inc. (a)	21,112	604,859
Enova International, Inc. (a)	20,729	260,149
EZCORP, Inc. Class A (a)	43,561	463,925
Firstcash, Inc.	42,655	2,004,785
Green Dot Corp. Class A (a)	38,743	912,397
PRA Group, Inc. (a) (b)	40,718	1,592,074
World Acceptance Corp. (a)	5,342	343,384

		6,181,573

CONTAINERS & PACKAGING — 0.0% (c)
Myers Industries, Inc.	19,769	282,697

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc. (b)	40,589	1,748,168

DIVERSIFIED CONSUMER SERVICES — 0.5%
American Public Education, Inc. (a)	14,486	355,631
Capella Education Co.	10,095	886,341
Career Education Corp. (a)	57,943	584,645
Regis Corp. (a)	31,521	457,685
Strayer Education, Inc. (a)	9,148	737,603

		3,021,905

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
ATN International, Inc.	9,310	746,010
Cincinnati Bell, Inc. (a)	36,925	825,274
Cogent Communications Holdings, Inc.	36,026	1,489,675
Consolidated Communications Holdings, Inc. (b)	44,501	1,194,852
General Communication, Inc. Class A (a)	23,323	453,632
Inteliquent, Inc.	30,775	705,363
Iridium Communications, Inc. (a) (b)	70,628	678,029
Lumos Networks Corp. (a)	21,045	328,723

		6,421,558

ELECTRIC UTILITIES — 0.7%
ALLETE, Inc.	43,517	2,793,356
El Paso Electric Co.	35,608	1,655,772

		4,449,128

ELECTRICAL EQUIPMENT — 0.6%
AZZ, Inc.	22,893	1,462,863
Encore Wire Corp.	18,174	787,843
General Cable Corp. (b)	43,312	825,093
Powell Industries, Inc.	7,685	299,715
Vicor Corp. (a)	14,360	216,836

		3,592,350

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.1%
Agilysys, Inc. (a)	13,579	$140,678
Anixter International, Inc. (a)	24,985	2,025,034
Badger Meter, Inc.	25,536	943,555
Benchmark Electronics, Inc. (a)	42,940	1,309,670
Coherent, Inc. (a)	21,650	2,974,385
CTS Corp.	28,758	644,179
Daktronics, Inc.	36,458	390,101
Electro Scientific Industries, Inc. (a)	28,669	169,721
ePlus, Inc. (a)	5,780	665,856
Fabrinet (a)	32,381	1,304,954
FARO Technologies, Inc. (a)	15,010	540,360
II-VI, Inc. (a)	47,668	1,413,356
Insight Enterprises, Inc. (a)	31,225	1,262,739
Itron, Inc. (a)	29,238	1,837,608
Methode Electronics, Inc.	32,508	1,344,206
MTS Systems Corp. (b)	14,630	829,521
OSI Systems, Inc. (a)	15,913	1,211,298
Park Electrochemical Corp.	17,012	317,274
Plexus Corp. (a)	29,513	1,594,883
Rogers Corp. (a)	15,792	1,212,984
Sanmina Corp. (a)	64,576	2,366,710
ScanSource, Inc. (a)	22,054	889,879
TTM Technologies, Inc. (a) (b)	74,080	1,009,710

		26,398,661

ENERGY EQUIPMENT & SERVICES — 2.0%
Archrock, Inc.	61,142	807,075
Atwood Oceanics, Inc. (b)	52,885	694,380
Bristow Group, Inc.	28,704	587,858
CARBO Ceramics, Inc. (a)	19,532	204,305
Era Group, Inc. (a)	17,474	296,534
Exterran Corp. (a)	27,467	656,461
Geospace Technologies Corp. (a)	12,006	244,442
Gulf Island Fabrication, Inc.	12,092	143,895
Helix Energy Solutions Group, Inc. (a)	98,471	868,514
Hornbeck Offshore Services, Inc. (a) (b)	29,074	209,914
Matrix Service Co. (a)	23,941	543,461
Newpark Resources, Inc. (a)	76,097	570,728
Pioneer Energy Services Corp. (a)	58,452	400,396
SEACOR Holdings, Inc. (a)	14,115	1,006,117
Tesco Corp.	41,765	344,561
TETRA Technologies, Inc. (a)	101,279	508,421
Tidewater, Inc.	41,686	142,149
Unit Corp. (a)	45,269	1,216,378
US Silica Holdings, Inc.	63,052	3,573,787

		13,019,376

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Parkway, Inc. REIT (a)	37,540	835,265

FOOD & STAPLES RETAILING — 0.5%
Andersons, Inc.	22,878	1,022,647
SpartanNash Co.	32,976	1,303,871
SUPERVALU, Inc. (a)	233,876	1,092,201

		3,418,719

FOOD PRODUCTS — 1.6%
B&G Foods, Inc.	58,472	2,561,074
Cal-Maine Foods, Inc. (b)	26,114	1,153,586

Calavo Growers, Inc.	13,478	827,549
Darling Ingredients, Inc. (a)	144,798	1,869,342
J&J Snack Foods Corp.	13,150	1,754,604
Sanderson Farms, Inc. (b)	17,519	1,650,991
Seneca Foods Corp. Class A (a)	5,636	225,722

		10,042,868

GAS UTILITIES — 1.0%
Northwest Natural Gas Co.	24,958	1,492,488
South Jersey Industries, Inc.	69,715	2,348,698
Spire, Inc.	40,130	2,590,392

		6,431,578

HEALTH CARE EQUIPMENT & SUPPLIES — 4.1%
Abaxis, Inc.	19,788	1,044,213
Analogic Corp.	10,923	906,063
AngioDynamics, Inc. (a)	28,109	474,199
Anika Therapeutics, Inc. (a)	12,829	628,108
Cantel Medical Corp.	31,984	2,518,740
CONMED Corp.	21,770	961,581
CryoLife, Inc.	24,210	463,621
Cynosure, Inc. Class A (a)	20,954	955,502
Haemonetics Corp. (a)	45,399	1,825,040
ICU Medical, Inc. (a)	12,972	1,911,424
Inogen, Inc. (a)	14,033	942,597
Integer Holdings Corp. (a)	24,145	711,070
Integra LifeSciences Holdings Corp. (a)	26,321	2,258,079
Invacare Corp. (b)	28,721	374,809
Masimo Corp. (a)	38,896	2,621,590
Meridian Bioscience, Inc.	36,952	654,050
Merit Medical Systems, Inc. (a)	39,165	1,037,872
Natus Medical, Inc. (a)	28,918	1,006,346
Neogen Corp. (a)	33,167	2,189,022
Surmodics, Inc. (a)	11,712	297,485
Vascular Solutions, Inc. (a)	15,426	865,399
Zeltiq Aesthetics, Inc. (a) (b)	31,657	1,377,713

		26,024,523

HEALTH CARE PROVIDERS & SERVICES — 3.1%
Aceto Corp. (b)	26,683	586,226
Adeptus Health, Inc. Class A (a)	13,562	103,614
Air Methods Corp. (a) (b)	29,146	928,300
Almost Family, Inc. (a)	7,796	343,804
Amedisys, Inc. (a)	24,456	1,042,559
AMN Healthcare Services, Inc. (a)	42,255	1,624,705
BioTelemetry, Inc. (a)	25,207	563,376
Chemed Corp. (b)	14,291	2,292,419
Community Health Systems, Inc. (a) (b)	102,152	571,030
CorVel Corp. (a)	9,013	329,876
Cross Country Healthcare, Inc. (a)	29,692	463,492
Diplomat Pharmacy, Inc. (a)	37,514	472,676
Ensign Group, Inc.	41,847	929,422
HealthEquity, Inc. (a) (b)	37,808	1,531,980
Healthways, Inc. (a)	29,197	664,232
Kindred Healthcare, Inc.	76,729	602,323
Landauer, Inc.	8,609	414,093
LHC Group, Inc. (a)	13,035	595,699
Magellan Health, Inc. (a)	20,392	1,534,498
PharMerica Corp. (a)	26,984	678,648
Providence Service Corp. (a)	10,705	407,325
Quorum Health Corp. (a) (b)	26,403	191,950

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Select Medical Holdings Corp. (a)	94,258	$1,248,918
Surgical Care Affiliates, Inc. (a)	24,451	1,131,348
US Physical Therapy, Inc.	11,021	773,674

		20,026,187

HEALTH CARE TECHNOLOGY — 1.0%
Computer Programs & Systems, Inc. (b)	9,632	227,315
HealthStream, Inc. (a) (b)	22,844	572,242
HMS Holdings Corp. (a)	70,200	1,274,832
Medidata Solutions, Inc. (a)	48,106	2,389,425
Omnicell, Inc. (a)	32,119	1,088,834
Quality Systems, Inc.	41,086	540,281

		6,092,929

HOTELS, RESTAURANTS & LEISURE — 2.8%
Belmond, Ltd. Class A (a)	74,266	991,451
Biglari Holdings, Inc. (a)	912	431,558
BJ’s Restaurants, Inc. (a)	16,973	667,039
Bob Evans Farms, Inc.	17,336	922,449
Boyd Gaming Corp. (a)	72,235	1,456,980
Chuy’s Holdings, Inc. (a) (b)	15,152	491,682
Dave & Buster’s Entertainment, Inc. (a)	32,932	1,854,072
DineEquity, Inc.	14,943	1,150,611
El Pollo Loco Holdings, Inc. (a) (b)	19,353	238,042
Fiesta Restaurant Group, Inc. (a) (b)	23,514	701,893
ILG, Inc.	93,271	1,694,734
Marcus Corp.	16,958	534,177
Marriott Vacations Worldwide Corp. (b)	21,322	1,809,172
Monarch Casino & Resort, Inc. (a)	9,822	253,211
Popeyes Louisiana Kitchen, Inc. (a)	18,198	1,100,615
Red Robin Gourmet Burgers, Inc. (a)	11,304	637,546
Ruby Tuesday, Inc. (a)	54,710	176,713
Ruth’s Hospitality Group, Inc.	26,036	476,459
Scientific Games Corp. Class A (a) (b)	44,578	624,092
Sonic Corp.	40,236	1,066,656
Wingstop, Inc. (b)	25,241	746,881

		18,026,033

HOUSEHOLD DURABLES — 1.7%
Cavco Industries, Inc. (a)	7,431	741,985
Ethan Allen Interiors, Inc. (b)	22,332	822,934
Installed Building Products, Inc. (a)	17,376	717,629
iRobot Corp. (a) (b)	23,846	1,393,799
La-Z-Boy, Inc.	43,053	1,336,796
LGI Homes, Inc. (a) (b)	15,108	434,053
M/I Homes, Inc. (a)	21,665	545,525
MDC Holdings, Inc.	36,165	927,994
Meritage Homes Corp. (a)	33,051	1,150,175
TopBuild Corp. (a)	33,466	1,191,389
Universal Electronics, Inc. (a)	12,833	828,370
WCI Communities, Inc. (a)	19,110	448,129

		10,538,778

HOUSEHOLD PRODUCTS — 0.4%
Central Garden & Pet Co. (a)	9,016	298,339
Central Garden & Pet Co. Class A (a)	29,442	909,758
WD-40 Co.	12,424	1,452,366

		2,660,463

INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc.	31,703	798,916

INSURANCE — 3.1%
American Equity Investment Life Holding Co.	77,496	1,746,760
AMERISAFE, Inc.	16,893	1,053,279
eHealth, Inc. (a) (b)	14,932	159,026
Employers Holdings, Inc.	28,169	1,115,492
HCI Group, Inc.	7,692	303,680
Horace Mann Educators Corp.	35,378	1,514,178
Infinity Property & Casualty Corp.	9,747	856,761
Maiden Holdings, Ltd.	64,380	1,123,431
Navigators Group, Inc.	9,767	1,150,064
ProAssurance Corp.	46,868	2,633,982
RLI Corp.	33,655	2,124,640
Safety Insurance Group, Inc.	12,490	920,513
Selective Insurance Group, Inc.	50,884	2,190,556
Stewart Information Services Corp.	20,546	946,760
United Fire Group, Inc.	18,909	929,756
United Insurance Holdings Corp. (b)	15,864	240,181
Universal Insurance Holdings, Inc.	28,587	811,871

		19,820,930

INTERNET & CATALOG RETAIL — 0.3%
Blue Nile, Inc.	10,495	426,412
FTD Cos., Inc. (a)	15,512	369,806
Nutrisystem, Inc.	25,796	893,831
PetMed Express, Inc.	17,981	414,822

		2,104,871

INTERNET SOFTWARE & SERVICES — 1.4%
Blucora, Inc. (a)	34,359	506,795
DHI Group, Inc. (a)	45,035	281,469
Liquidity Services, Inc. (a)	21,613	210,727
LivePerson, Inc. (a) (b)	48,557	366,605
LogMeIn, Inc.	22,433	2,165,906
NIC, Inc.	54,482	1,302,120
QuinStreet, Inc. (a)	32,491	122,166
Shutterstock, Inc. (a)	17,015	808,553
SPS Commerce, Inc. (a)	14,930	1,043,458
Stamps.com, Inc. (a) (b)	13,902	1,593,864
XO Group, Inc. (a)	21,774	423,504

		8,825,167

IT SERVICES — 1.8%
CACI International, Inc. Class A (a)	21,465	2,668,100
Cardtronics PLC Class A (a)	39,897	2,177,179
Ciber, Inc. (a)	66,546	42,044
CSG Systems International, Inc.	28,341	1,371,704
ExlService Holdings, Inc. (a)	29,426	1,484,248
Forrester Research, Inc.	8,938	383,887
ManTech International Corp. Class A	22,593	954,554
Perficient, Inc. (a)	31,586	552,439
Sykes Enterprises, Inc. (a)	34,698	1,001,384
TeleTech Holdings, Inc.	14,334	437,187
Virtusa Corp. (a)	24,178	607,351

		11,680,077

LEISURE EQUIPMENT & PRODUCTS — 0.4%
Arctic Cat, Inc.	11,756	176,575
Callaway Golf Co.	82,699	906,381
Nautilus, Inc. (a)	27,991	517,833

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Sturm Ruger & Co., Inc. (b)	16,641	$876,981

		2,477,770

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Albany Molecular Research, Inc. (a)	20,046	376,063
Cambrex Corp. (a)	28,234	1,523,224
Luminex Corp. (a) (b)	34,773	703,458

		2,602,745

MACHINERY — 5.0%
Actuant Corp. Class A	51,819	1,344,703
Alamo Group, Inc.	8,330	633,913
Albany International Corp. Class A	25,372	1,174,724
Astec Industries, Inc.	16,787	1,132,451
Barnes Group, Inc.	43,992	2,086,101
Briggs & Stratton Corp.	37,601	836,998
Chart Industries, Inc. (a)	26,839	966,741
CIRCOR International, Inc.	14,435	936,543
EnPro Industries, Inc.	18,828	1,268,254
ESCO Technologies, Inc.	22,591	1,279,780
Federal Signal Corp.	52,596	821,024
Franklin Electric Co., Inc.	33,824	1,315,754
Greenbrier Cos., Inc.	24,907	1,034,886
Harsco Corp.	70,417	957,671
Hillenbrand, Inc.	55,472	2,127,351
John Bean Technologies Corp.	25,622	2,202,211
Lindsay Corp.	9,368	698,946
Lydall, Inc. (a)	15,117	934,986
Mueller Industries, Inc.	50,444	2,015,742
Proto Labs, Inc. (a)	21,405	1,099,147
SPX Corp. (a)	36,774	872,279
SPX FLOW, Inc. (a)	36,776	1,179,039
Standex International Corp.	11,208	984,623
Tennant Co. (b)	15,501	1,103,671
Titan International, Inc.	39,381	441,461
Wabash National Corp. (a) (b)	54,479	861,858
Watts Water Technologies, Inc. Class A	24,497	1,597,204

		31,908,061

MARINE — 0.2%
Matson, Inc.	37,636	1,331,938

MEDIA — 0.7%
EW Scripps Co. Class A (a) (b)	49,917	964,896
Gannett Co., Inc.	102,413	994,430
New Media Investment Group, Inc.	45,928	734,389
Scholastic Corp.	23,676	1,124,373
World Wrestling Entertainment, Inc. Class A	33,262	612,021

		4,430,109

METALS & MINING — 1.4%
AK Steel Holding Corp. (a)	274,780	2,805,504
Century Aluminum Co. (a)	44,366	379,773
Haynes International, Inc.	11,189	481,015
Kaiser Aluminum Corp.	15,772	1,225,327
Materion Corp.	17,506	693,238
Olympic Steel, Inc.	8,198	198,638
Stillwater Mining Co. (a)	106,541	1,716,375
SunCoke Energy, Inc.	56,353	639,043
TimkenSteel Corp. (a) (b)	34,159	528,781

		8,667,694

MULTI-UTILITIES — 0.4%
Avista Corp.	56,445	2,257,236

MULTILINE RETAIL — 0.3%
Fred’s, Inc. Class A (b)	31,560	585,754
Ollie’s Bargain Outlet Holdings, Inc. (a)	41,810	1,189,494
Tuesday Morning Corp. (a)	40,124	216,670

		1,991,918

OIL, GAS & CONSUMABLE FUELS — 1.5%
Bill Barrett Corp. (a)	66,623	465,695
Carrizo Oil & Gas, Inc. (a)	53,891	2,012,829
Cloud Peak Energy, Inc. (a) (b)	55,238	309,885
Contango Oil & Gas Co. (a)	19,903	185,894
Green Plains, Inc.	31,389	874,184
Northern Oil and Gas, Inc. (a)	39,708	109,197
PDC Energy, Inc. (a)	49,055	3,560,412
REX American Resources Corp. (a) (b)	5,111	504,711
Synergy Resources Corp. (a) (b)	176,450	1,572,169

		9,594,976

PAPER & FOREST PRODUCTS — 1.2%
Boise Cascade Co. (a)	34,045	766,013
Clearwater Paper Corp. (a)	14,656	960,701
Deltic Timber Corp.	9,314	717,830
KapStone Paper and Packaging Corp.	77,309	1,704,663
Neenah Paper, Inc.	14,725	1,254,570
PH Glatfelter Co.	38,294	914,844
Schweitzer-Mauduit International, Inc.	26,842	1,222,116

		7,540,737

PERSONAL PRODUCTS — 0.1%
Inter Parfums, Inc.	15,021	491,938
Medifast, Inc.	9,998	416,216

		908,154

PHARMACEUTICALS — 1.6%
Amphastar Pharmaceuticals, Inc. (a) (b)	31,681	583,564
ANI Pharmaceuticals, Inc. (a)	6,975	422,825
Depomed, Inc. (a) (b)	54,070	974,341
Impax Laboratories, Inc. (a)	64,879	859,647
Innoviva, Inc. (a)	67,736	724,775
Lannett Co., Inc. (a) (b)	26,173	577,115
Medicines Co. (a) (b)	61,210	2,077,467
Nektar Therapeutics (a) (b)	134,423	1,649,370
Phibro Animal Health Corp. Class A	16,697	489,222
SciClone Pharmaceuticals, Inc. (a)	44,829	484,153
Supernus Pharmaceuticals, Inc. (a)	43,531	1,099,158

		9,941,637

PROFESSIONAL SERVICES — 1.9%
CDI Corp.	12,677	93,810
Exponent, Inc.	22,496	1,356,509
Heidrick & Struggles International, Inc.	16,268	392,872
Insperity, Inc.	16,631	1,179,969
Kelly Services, Inc. Class A	26,187	600,206
Korn/Ferry International	50,913	1,498,370
Navigant Consulting, Inc. (a)	41,355	1,082,674
On Assignment, Inc. (a)	42,891	1,894,066
Resources Connection, Inc.	26,455	509,259
TrueBlue, Inc. (a)	37,353	920,751

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

WageWorks, Inc. (a)	32,266	$2,339,285

		11,867,771

REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.7%
Acadia Realty Trust (b)	71,140	2,324,855
Agree Realty Corp.	22,921	1,055,512
American Assets Trust, Inc. REIT (b)	35,356	1,523,136
Capstead Mortgage Corp.	84,301	859,027
CareTrust REIT, Inc.	57,566	881,911
Cedar Realty Trust, Inc.	68,389	446,580
Chesapeake Lodging Trust	52,819	1,365,899
CoreSite Realty Corp. REIT (b)	29,773	2,363,083
DiamondRock Hospitality Co.	176,246	2,032,116
EastGroup Properties, Inc. (b)	28,832	2,128,955
Four Corners Property Trust, Inc. REIT	52,640	1,080,173
Franklin Street Properties Corp. REIT	94,245	1,221,415
GEO Group, Inc. REIT	66,028	2,372,386
Getty Realty Corp.	23,693	603,935
Government Properties Income Trust REIT (b)	62,518	1,191,906
Kite Realty Group Trust REIT	73,439	1,724,348
Lexington Realty Trust REIT	187,733	2,027,516
LTC Properties, Inc.	34,463	1,619,072
Pennsylvania Real Estate Investment Trust	61,078	1,158,039
PS Business Parks, Inc.	17,151	1,998,435
Retail Opportunity Investments Corp. REIT	96,126	2,031,142
Sabra Health Care REIT, Inc.	57,348	1,400,438
Saul Centers, Inc.	10,328	687,948
Summit Hotel Properties, Inc. REIT	76,757	1,230,415
Universal Health Realty Income Trust	10,959	718,801
Urstadt Biddle Properties, Inc. Class A	25,962	625,944

		36,672,987

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Forestar Group, Inc. (a)	23,902	317,897
HFF, Inc. Class A	30,752	930,248
RE/MAX Holdings, Inc. Class A REIT	15,484	867,104

		2,115,249

ROAD & RAIL — 0.8%
ArcBest Corp.	20,859	576,751
Celadon Group, Inc. (b)	24,901	178,042
Heartland Express, Inc.	38,070	775,105
Knight Transportation, Inc. (b)	58,433	1,931,211
Marten Transport, Ltd.	20,718	482,730
Roadrunner Transportation Systems, Inc. (a)	27,211	282,722
Saia, Inc. (a)	21,967	969,843

		5,196,404

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.2%
Advanced Energy Industries, Inc. (a)	34,891	1,910,282
Brooks Automation, Inc.	60,605	1,034,527
Cabot Microelectronics Corp.	21,294	1,345,142
CEVA, Inc. (a)	18,888	633,693
Cohu, Inc.	22,160	308,024
Diodes, Inc. (a)	33,951	871,522
DSP Group, Inc. (a)	19,684	256,876

Exar Corp. (a)	37,544	404,724
Kopin Corp. (a)	54,866	155,820
Kulicke & Soffa Industries, Inc. (a)	62,231	992,585
MKS Instruments, Inc.	47,113	2,798,512
Nanometrics, Inc. (a)	22,331	559,615
Power Integrations, Inc.	25,594	1,736,553
Rambus, Inc. (a)	97,081	1,336,805
Rudolph Technologies, Inc. (a)	27,815	649,480
Semtech Corp. (a)	57,698	1,820,372
Tessera Holding Corp.	42,771	1,890,478
Ultratech, Inc. (a)	21,237	509,263
Veeco Instruments, Inc. (a) (b)	35,637	1,038,819

		20,253,092

SOFTWARE — 2.8%
8x8, Inc. (a)	79,575	1,137,922
Blackbaud, Inc.	41,906	2,681,984
Bottomline Technologies de, Inc. (a)	32,075	802,516
Ebix, Inc. (b)	19,612	1,118,865
MicroStrategy, Inc. Class A (a)	8,237	1,625,984
Monotype Imaging Holdings, Inc.	36,736	729,210
Progress Software Corp.	42,763	1,365,423
Qualys, Inc. (a)	25,434	804,986
Synchronoss Technologies, Inc. (a)	37,050	1,419,015
Take-Two Interactive Software, Inc. (a)	76,183	3,755,060
Tangoe, Inc. (a)	20,755	163,549
TiVo Corp. (a)	105,252	2,199,767
VASCO Data Security International, Inc. (a)	27,129	370,311

		18,174,592

SPECIALTY RETAIL — 4.0%
Abercrombie & Fitch Co. Class A (b)	59,440	713,280
Asbury Automotive Group, Inc. (a)	17,304	1,067,657
Ascena Retail Group, Inc. (a)	148,848	921,369
Barnes & Noble Education, Inc. (a)	33,670	386,195
Barnes & Noble, Inc.	48,456	540,284
Big 5 Sporting Goods Corp.	16,085	279,075
Buckle, Inc. (b)	24,440	557,232
Caleres, Inc.	38,109	1,250,737
Cato Corp. Class A	22,061	663,595
Children’s Place, Inc. (b)	15,888	1,603,894
Express, Inc. (a)	68,857	740,901
Finish Line, Inc. Class A (b)	35,615	669,918
Five Below, Inc. (a) (b)	48,267	1,928,749
Francesca’s Holdings Corp. (a)	33,934	611,830
Genesco, Inc. (a)	18,087	1,123,203
Group 1 Automotive, Inc. (b)	17,491	1,363,249
Guess?, Inc.	54,102	654,634
Haverty Furniture Cos., Inc.	17,167	406,858
Hibbett Sports, Inc. (a) (b)	19,627	732,087
Kirkland’s, Inc. (a)	12,999	201,614
Lithia Motors, Inc. Class A (b)	20,577	1,992,471
Lumber Liquidators Holdings, Inc. (a) (b)	24,400	384,056
MarineMax, Inc. (a)	21,847	422,739
Monro Muffler Brake, Inc.	28,414	1,625,281
Rent-A-Center, Inc.	47,677	536,366
Select Comfort Corp. (a)	39,453	892,427
Shoe Carnival, Inc.	11,623	313,589

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Sonic Automotive, Inc. Class A (b)	23,067	$528,234
Stage Stores, Inc.	23,005	100,532
Stein Mart, Inc.	27,817	152,437
Tailored Brands, Inc.	42,781	1,093,055
Tile Shop Holdings, Inc. (a) (b)	28,956	566,090
Vitamin Shoppe, Inc. (a)	20,891	496,161
Zumiez, Inc. (a)	15,282	333,912

		25,853,711

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Cray, Inc. (a)	35,777	740,584
Electronics For Imaging, Inc. (a)	41,170	1,805,716
Super Micro Computer, Inc. (a)	32,843	921,246

		3,467,546

TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Crocs, Inc. (a)	66,110	453,515
G-III Apparel Group, Ltd. (a) (b)	37,428	1,106,372
Iconix Brand Group, Inc. (a)	50,354	470,306
Movado Group, Inc.	13,707	394,076
Oxford Industries, Inc.	13,115	788,605
Perry Ellis International, Inc. (a)	10,851	270,298
Steven Madden, Ltd. (a)	48,046	1,717,645
Unifi, Inc. (a)	13,640	445,073
Vera Bradley, Inc. (a)	17,559	205,791
Wolverine World Wide, Inc.	86,787	1,904,975

		7,756,656

THRIFTS & MORTGAGE FINANCE — 1.7%
Astoria Financial Corp.	80,211	1,495,935
Bank Mutual Corp.	37,776	356,983
BofI Holding, Inc. (a) (b)	50,672	1,446,686
Dime Community Bancshares, Inc.	27,309	548,911
HomeStreet, Inc. (a)	20,470	646,852
LendingTree, Inc. (a)	6,278	636,275
Northfield Bancorp, Inc. (b)	39,442	787,657
Northwest Bancshares, Inc.	89,122	1,606,870
Oritani Financial Corp.	34,197	641,194
Provident Financial Services, Inc.	52,892	1,496,843
TrustCo Bank Corp. NY	83,981	734,834
Walker & Dunlop, Inc. (a)	24,335	759,252

		11,158,292

TOBACCO — 0.2%
Universal Corp. (b)	19,989	1,274,299

TRADING COMPANIES & DISTRIBUTORS — 0.6%
Applied Industrial Technologies, Inc.	34,325	2,038,905

DXP Enterprises, Inc. (a) (b)	13,459	467,566
Kaman Corp.	23,795	1,164,289
Veritiv Corp. (a)	8,202	440,857

		4,111,617

WATER UTILITIES — 0.5%
American States Water Co.	32,161	1,465,255
California Water Service Group	42,207	1,430,817

		2,896,072

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	18,446	382,755

TOTAL COMMON STOCKS (Cost $528,273,823)		638,008,429

SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (d) (e)	351,110	351,110
State Street Navigator Securities Lending Government Money Market Portfolio (e) (f)	7,517,203	7,517,203

TOTAL SHORT-TERM INVESTMENTS (Cost $7,868,313)		7,868,313

TOTAL INVESTMENTS — 101.1% (Cost $536,142,136)		645,876,742
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(6,787,286)

NET ASSETS — 100.0%		$639,089,456

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	Amount is less than 0.05% of net assets.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$8,623,527	$—	$—	$8,623,527
Air Freight & Logistics	4,297,130	—	—	4,297,130

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Airlines	$6,249,681	$—	$—	$6,249,681
Auto Components	10,890,466	—	—	10,890,466
Automobiles	735,768	—	—	735,768
Banks	68,936,906	—	—	68,936,906
Biotechnology	8,300,631	—	—	8,300,631
Building Products	12,976,310	—	—	12,976,310
Capital Markets	10,145,786	—	—	10,145,786
Chemicals	21,921,290	—	—	21,921,290
Commercial Services & Supplies	23,922,294	—	—	23,922,294
Communications Equipment	8,802,896	—	—	8,802,896
Construction & Engineering	2,580,151	—	—	2,580,151
Construction Materials	2,348,855	—	—	2,348,855
Consumer Finance	6,181,573	—	—	6,181,573
Containers & Packaging	282,697	—	—	282,697
Distributors	1,748,168	—	—	1,748,168
Diversified Consumer Services	3,021,905	—	—	3,021,905
Diversified Telecommunication Services	6,421,558	—	—	6,421,558
Electric Utilities	4,449,128	—	—	4,449,128
Electrical Equipment	3,592,350	—	—	3,592,350
Electronic Equipment, Instruments & Components	26,398,661	—	—	26,398,661
Energy Equipment & Services	13,019,376	—	—	13,019,376
Equity Real Estate Investment Trusts (REITs)	835,265	—	—	835,265
Food & Staples Retailing	3,418,719	—	—	3,418,719
Food Products	10,042,868	—	—	10,042,868
Gas Utilities	6,431,578	—	—	6,431,578
Health Care Equipment & Supplies	26,024,523	—	—	26,024,523
Health Care Providers & Services	20,026,187	—	—	20,026,187
Health Care Technology	6,092,929	—	—	6,092,929
Hotels, Restaurants & Leisure	18,026,033	—	—	18,026,033
Household Durables	10,538,778	—	—	10,538,778
Household Products	2,660,463	—	—	2,660,463
Industrial Conglomerates	798,916	—	—	798,916
Insurance	19,820,930	—	—	19,820,930
Internet & Catalog Retail	2,104,871	—	—	2,104,871
Internet Software & Services	8,825,167	—	—	8,825,167
IT Services.	11,680,077	—	—	11,680,077
Leisure Equipment & Products	2,477,770	—	—	2,477,770
Life Sciences Tools & Services	2,602,745	—	—	2,602,745
Machinery	31,908,061	—	—	31,908,061
Marine	1,331,938	—	—	1,331,938
Media	4,430,109	—	—	4,430,109
Metals & Mining	8,667,694	—	—	8,667,694
Multi-Utilities	2,257,236	—	—	2,257,236
Multiline Retail	1,991,918	—	—	1,991,918
Oil, Gas & Consumable Fuels	9,594,976	—	—	9,594,976
Paper & Forest Products	7,540,737	—	—	7,540,737
Personal Products	908,154	—	—	908,154
Pharmaceuticals	9,941,637	—	—	9,941,637
Professional Services	11,867,771	—	—	11,867,771
Real Estate Investment Trusts (REITs)	36,672,987	—	—	36,672,987
Real Estate Management & Development	2,115,249	—	—	2,115,249
Road & Rail	5,196,404	—	—	5,196,404
Semiconductors & Semiconductor Equipment	20,253,092	—	—	20,253,092
Software	18,174,592	—	—	18,174,592
Specialty Retail	25,853,711	—	—	25,853,711
Technology Hardware, Storage & Peripherals	3,467,546	—	—	3,467,546
Textiles, Apparel & Luxury Goods	7,756,656	—	—	7,756,656

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Thrifts & Mortgage Finance	$11,158,292	$—	$—	$11,158,292
Tobacco	1,274,299	—	—	1,274,299
Trading Companies & Distributors	4,111,617	—	—	4,111,617
Water Utilities	2,896,072	—	—	2,896,072
Wireless Telecommunication Services	382,755	—	—	382,755
Short-Term Investments	7,868,313	—	—	7,868,313

TOTAL INVESTMENTS	$645,876,742	$—	$—	$645,876,742

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	160,137	$160,137	10,646,718	10,806,855	—	$—	$671	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	25,609,029	25,257,919	351,110	351,110	1,922	—
State Street Navigator Securities Lending Government Money Market Portfolio*	48,808,779	48,808,779	59,091,415	100,382,991	7,517,203	7,517,203	130,058	—

TOTAL		$48,968,916				$7,868,313	$132,651	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.0%
Aerojet Rocketdyne Holdings, Inc. (a)	127,435	$2,287,458
Aerovironment, Inc. (a)	28,072	753,172
Mercury Systems, Inc. (a)	116,606	3,523,833
TASER International, Inc. (a) (b)	148,640	3,603,034

		10,167,497

AIR FREIGHT & LOGISTICS — 0.3%
Forward Air Corp.	58,123	2,753,868

AIRLINES — 1.4%
Allegiant Travel Co. (b)	37,659	6,266,458
Hawaiian Holdings, Inc. (a)	153,356	8,741,292

		15,007,750

AUTO COMPONENTS — 1.5%
Dorman Products, Inc. (a) (b)	86,301	6,305,151
Fox Factory Holding Corp. (a)	81,855	2,271,476
LCI Industries	70,720	7,620,080

		16,196,707

AUTOMOBILES — 0.2%
Winnebago Industries, Inc.	75,168	2,379,067

BANKS — 12.9%
Ameris Bancorp	99,329	4,330,744
Boston Private Financial Holdings, Inc.	137,127	2,269,452
Brookline Bancorp, Inc.	126,460	2,073,944
Cardinal Financial Corp.	93,336	3,060,488
Central Pacific Financial Corp.	87,665	2,754,434
City Holding Co.	22,629	1,529,720
Columbia Banking System, Inc.	87,438	3,906,730
Community Bank System, Inc.	73,328	4,530,937
Customers Bancorp, Inc. (a)	80,075	2,868,287
CVB Financial Corp. (b)	165,829	3,802,459
First BanCorp (a)	383,310	2,533,679
First Commonwealth Financial Corp.	161,939	2,296,295
First Financial Bancorp	112,791	3,208,904
First Financial Bankshares, Inc. (b)	189,740	8,576,248
First Midwest Bancorp, Inc.	134,157	3,384,781
Glacier Bancorp, Inc.	150,526	5,453,557
Great Western Bancorp, Inc.	96,833	4,220,951
Hanmi Financial Corp.	91,736	3,201,586
Home BancShares, Inc.	354,645	9,848,492
Independent Bank Corp.	49,092	3,458,531
LegacyTexas Financial Group, Inc.	118,240	5,091,414
National Bank Holdings Corp. Class A	73,789	2,353,131
NBT Bancorp, Inc.	74,878	3,135,891
Pinnacle Financial Partners, Inc.	124,651	8,638,314
ServisFirst Bancshares, Inc.	125,688	4,705,759
Simmons First National Corp. Class A	46,495	2,889,664
Southside Bancshares, Inc.	74,521	2,807,206
Sterling Bancorp	375,524	8,787,262
Texas Capital Bancshares, Inc. (a)	93,011	7,292,062
Tompkins Financial Corp.	34,727	3,283,091
United Bankshares, Inc. (b)	101,192	4,680,130
United Community Banks, Inc.	201,514	5,968,845

Westamerica Bancorporation (b)	43,826	2,757,970

		139,700,958

BIOTECHNOLOGY — 2.0%
AMAG Pharmaceuticals, Inc. (a) (b)	97,311	3,386,423
Eagle Pharmaceuticals, Inc. (a) (b)	22,371	1,774,915
Emergent BioSolutions, Inc. (a)	44,988	1,477,406
Enanta Pharmaceuticals, Inc. (a)	39,482	1,322,647
Ligand Pharmaceuticals, Inc. (a)	54,760	5,564,163
MiMedx Group, Inc. (a) (b)	286,492	2,538,319
Momenta Pharmaceuticals, Inc. (a)	181,943	2,738,242
Repligen Corp. (a)	96,180	2,964,268

		21,766,383

BUILDING PRODUCTS — 3.3%
AAON, Inc.	112,560	3,720,108
American Woodmark Corp. (a)	21,023	1,581,981
Apogee Enterprises, Inc. (b)	48,516	2,598,517
Gibraltar Industries, Inc. (a)	88,978	3,705,934
Griffon Corp. (b)	84,495	2,213,769
Insteel Industries, Inc.	49,686	1,770,809
Patrick Industries, Inc. (a)	41,451	3,162,711
PGT Innovations, Inc. (a)	139,508	1,597,366
Quanex Building Products Corp.	97,300	1,975,190
Simpson Manufacturing Co., Inc.	114,936	5,028,450
Trex Co., Inc. (a)	84,645	5,451,138
Universal Forest Products, Inc.	28,949	2,958,009

		35,763,982

CAPITAL MARKETS — 1.4%
Evercore Partners, Inc. Class A	111,884	7,686,431
Financial Engines, Inc. (b)	98,393	3,615,943
Greenhill & Co., Inc. (b)	34,755	962,714
Piper Jaffray Cos. (a)	40,491	2,935,597

		15,200,685

CHEMICALS — 3.6%
A Schulman, Inc.	35,847	1,199,082
Balchem Corp.	91,105	7,645,532
Chemours Co.	282,402	6,238,260
Flotek Industries, Inc. (a)	64,323	603,993
Hawkins, Inc.	16,560	893,412
Ingevity Corp. (a)	121,126	6,644,972
Innophos Holdings, Inc.	39,583	2,068,608
Innospec, Inc.	33,467	2,292,490
Koppers Holdings, Inc. (a)	37,058	1,493,437
Kraton Corp. (a)	87,951	2,504,844
Quaker Chemical Corp.	37,718	4,825,641
Stepan Co.	34,938	2,846,748

		39,257,019

COMMERCIAL SERVICES & SUPPLIES — 3.9%
ABM Industries, Inc.	76,137	3,109,435
Brady Corp. Class A	96,971	3,641,261
G&K Services, Inc. Class A	56,083	5,409,205
Healthcare Services Group, Inc.	136,186	5,334,406
Matthews International Corp. Class A	63,974	4,916,402
Mobile Mini, Inc.	56,892	1,720,983
Multi-Color Corp. (b)	24,853	1,928,593
Tetra Tech, Inc.	164,070	7,079,621

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

UniFirst Corp.	25,446	$3,655,318
US Ecology, Inc.	61,923	3,043,515
Viad Corp.	57,759	2,547,172

		42,385,911

COMMUNICATIONS EQUIPMENT — 1.1%
ADTRAN, Inc.	86,739	1,938,617
Bel Fuse, Inc. Class B	13,834	427,470
CalAmp Corp. (a)	44,458	644,641
Lumentum Holdings, Inc. (a)	157,469	6,086,177
NETGEAR, Inc. (a)	53,625	2,914,519

		12,011,424

CONSTRUCTION & ENGINEERING — 0.2%
MYR Group, Inc. (a)	45,642	1,719,791
Orion Group Holdings, Inc. (a)	78,762	783,682

		2,503,473

CONSTRUCTION MATERIALS — 0.6%
Headwaters, Inc. (a)	210,909	4,960,580
US Concrete, Inc. (a) (b)	27,514	1,802,167

		6,762,747

CONSUMER FINANCE — 0.1%
Green Dot Corp. Class A (a)	64,020	1,507,671

DIVERSIFIED CONSUMER SERVICES — 0.5%
Capella Education Co.	32,616	2,863,685
Career Education Corp. (a)	109,863	1,108,517
Strayer Education, Inc. (a)	15,146	1,221,222

		5,193,424

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
ATN International, Inc.	15,155	1,214,370
Cincinnati Bell, Inc. (a)	69,359	1,550,174
Cogent Communications Holdings, Inc.	116,456	4,815,455
Consolidated Communications Holdings, Inc. (b)	92,201	2,475,597
Inteliquent, Inc.	97,862	2,242,997
Lumos Networks Corp. (a)	29,485	460,556

		12,759,149

ELECTRICAL EQUIPMENT — 0.4%
AZZ, Inc.	48,125	3,075,187
Vicor Corp. (a)	45,508	687,171

		3,762,358

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.7%
Badger Meter, Inc.	82,794	3,059,238
Coherent, Inc. (a)	70,477	9,682,483
CTS Corp.	93,202	2,087,725
ePlus, Inc. (a)	10,099	1,163,405
Fabrinet (a)	104,761	4,221,868
FARO Technologies, Inc. (a)	25,143	905,148
II-VI, Inc. (a)	154,084	4,568,591
Itron, Inc. (a)	95,816	6,022,035
Methode Electronics, Inc. (b)	57,788	2,389,534
Rogers Corp. (a)	35,746	2,745,650
TTM Technologies, Inc. (a)	239,821	3,268,760

		40,114,437

ENERGY EQUIPMENT & SERVICES — 1.6%
Archrock, Inc.	85,124	1,123,637
Geospace Technologies Corp. (a)	16,661	339,218
Helix Energy Solutions Group, Inc. (a)	133,896	1,180,963
Pioneer Energy Services Corp. (a)	77,247	529,142
Tesco Corp.	44,834	369,880
TETRA Technologies, Inc. (a)	108,295	543,641
Unit Corp. (a)	57,053	1,533,014
US Silica Holdings, Inc.	205,568	11,651,594

		17,271,089

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Parkway, Inc. REIT (a)	61,941	1,378,187

FOOD & STAPLES RETAILING — 0.4%
SpartanNash Co.	106,631	4,216,190

FOOD PRODUCTS — 1.3%
B&G Foods, Inc. (b)	190,694	8,352,398
Calavo Growers, Inc.	43,603	2,677,224
J&J Snack Foods Corp.	23,419	3,124,797

		14,154,419

GAS UTILITIES — 0.7%
South Jersey Industries, Inc.	227,781	7,673,942

HEALTH CARE EQUIPMENT & SUPPLIES — 5.8%
Abaxis, Inc.	37,211	1,963,624
Analogic Corp.	15,555	1,290,287
Anika Therapeutics, Inc. (a)	29,428	1,440,795
Cantel Medical Corp.	104,234	8,208,427
CryoLife, Inc. (b)	76,637	1,467,599
Cynosure, Inc. Class A (a)	67,838	3,093,413
Haemonetics Corp. (a)	74,914	3,011,543
ICU Medical, Inc. (a)	41,823	6,162,619
Inogen, Inc. (a)	28,281	1,899,635
Integra LifeSciences Holdings Corp. (a)	54,445	4,670,837
Masimo Corp. (a)	126,989	8,559,059
Meridian Bioscience, Inc.	56,267	995,926
Merit Medical Systems, Inc. (a)	126,827	3,360,916
Natus Medical, Inc. (a)	41,183	1,433,168
Neogen Corp. (a)	107,272	7,079,952
Surmodics, Inc. (a)	39,556	1,004,722
Vascular Solutions, Inc. (a)	49,860	2,797,146
Zeltiq Aesthetics, Inc. (a) (b)	102,362	4,454,794

		62,894,462

HEALTH CARE PROVIDERS & SERVICES — 2.5%
AMN Healthcare Services, Inc. (a) (b)	136,626	5,253,270
BioTelemetry, Inc. (a) (b)	82,872	1,852,189
Chemed Corp. (b)	24,462	3,923,949
CorVel Corp. (a)	12,142	444,397
Cross Country Healthcare, Inc. (a)	93,829	1,464,671
Ensign Group, Inc. (b)	70,394	1,563,451
HealthEquity, Inc. (a) (b)	68,404	2,771,730
Healthways, Inc. (a)	47,258	1,075,119
Landauer, Inc.	27,315	1,313,851
Magellan Health, Inc. (a)	31,707	2,385,952

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Surgical Care Affiliates, Inc. (a)	52,306	$2,420,199
US Physical Therapy, Inc.	35,644	2,502,209

		26,970,987

HEALTH CARE TECHNOLOGY — 1.6%
HealthStream, Inc. (a) (b)	72,305	1,811,240
HMS Holdings Corp. (a)	240,730	4,371,657
Medidata Solutions, Inc. (a)	157,150	7,805,641
Omnicell, Inc. (a)	103,819	3,519,464

		17,508,002

HOTELS, RESTAURANTS & LEISURE — 3.3%
Belmond, Ltd. Class A (a)	240,197	3,206,630
Biglari Holdings, Inc. (a)	1,696	802,547
Bob Evans Farms, Inc.	29,183	1,552,827
Chuy’s Holdings, Inc. (a) (b)	47,859	1,553,024
Dave & Buster’s Entertainment, Inc. (a)	106,429	5,991,953
DineEquity, Inc.	24,203	1,863,631
El Pollo Loco Holdings, Inc. (a) (b)	37,362	459,553
ILG, Inc.	168,833	3,067,696
Marcus Corp.	53,831	1,695,676
Marriott Vacations Worldwide Corp.	49,075	4,164,014
Popeyes Louisiana Kitchen, Inc. (a)	58,941	3,564,752
Ruth’s Hospitality Group, Inc.	40,468	740,564
Scientific Games Corp. Class A (a) (b)	144,409	2,021,726
Sonic Corp.	79,366	2,103,993
Wingstop, Inc. (b)	81,765	2,419,426

		35,208,012

HOUSEHOLD DURABLES — 1.5%
Ethan Allen Interiors, Inc.	39,785	1,466,077
Installed Building Products, Inc. (a)	56,450	2,331,385
iRobot Corp. (a) (b)	77,155	4,509,710
LGI Homes, Inc. (a) (b)	48,515	1,393,836
MDC Holdings, Inc.	2,525	64,792
TopBuild Corp. (a)	108,152	3,850,211
Universal Electronics, Inc. (a)	41,390	2,671,724

		16,287,735

HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a)	28,677	948,922
Central Garden & Pet Co. Class A (a)	95,322	2,945,450
WD-40 Co.	25,375	2,966,337

		6,860,709

INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc. (b)	59,602	1,501,970

INSURANCE — 0.8%
AMERISAFE, Inc.	31,717	1,977,555
RLI Corp.	54,321	3,429,285
Universal Insurance Holdings, Inc.	92,696	2,632,566

		8,039,406

INTERNET & CATALOG RETAIL — 0.4%
Blue Nile, Inc.	19,306	784,403
Nutrisystem, Inc.	83,512	2,893,691
PetMed Express, Inc.	37,396	862,725

		4,540,819

INTERNET SOFTWARE & SERVICES — 2.2%
DHI Group, Inc. (a)	52,381	327,381
LivePerson, Inc. (a) (b)	73,543	555,250
LogMeIn, Inc.	73,300	7,077,115
NIC, Inc.	176,377	4,215,410
Shutterstock, Inc. (a)	54,954	2,611,414
SPS Commerce, Inc. (a) (b)	48,450	3,386,171
Stamps.com, Inc. (a) (b)	45,100	5,170,715
XO Group, Inc. (a)	36,786	715,488

		24,058,944

IT SERVICES — 1.3%
Cardtronics PLC Class A (a)	130,280	7,109,380
CSG Systems International, Inc.	57,827	2,798,827
ExlService Holdings, Inc. (a)	61,958	3,125,161
Forrester Research, Inc.	28,499	1,224,032

		14,257,400

LEISURE EQUIPMENT & PRODUCTS — 0.3%
Callaway Golf Co.	149,898	1,642,882
Nautilus, Inc. (a)	60,214	1,113,959

		2,756,841

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Cambrex Corp. (a)	63,121	3,405,378
Luminex Corp. (a) (b)	112,834	2,282,632

		5,688,010

MACHINERY — 4.6%
Actuant Corp. Class A	80,479	2,088,430
Alamo Group, Inc.	16,634	1,265,847
Albany International Corp. Class A	50,145	2,321,714
Astec Industries, Inc.	54,426	3,671,578
Barnes Group, Inc.	79,813	3,784,733
Chart Industries, Inc. (a)	43,521	1,567,626
CIRCOR International, Inc.	23,831	1,546,155
EnPro Industries, Inc.	31,000	2,088,160
ESCO Technologies, Inc.	73,094	4,140,775
Franklin Electric Co., Inc.	57,926	2,253,321
Harsco Corp.	109,459	1,488,642
Hillenbrand, Inc.	91,450	3,507,108
John Bean Technologies Corp.	83,837	7,205,790
Lindsay Corp.	15,449	1,152,650
Lydall, Inc. (a)	48,818	3,019,393
Proto Labs, Inc. (a)	69,120	3,549,312
Tennant Co. (b)	32,064	2,282,957
Watts Water Technologies, Inc. Class A	44,308	2,888,882

		49,823,073

MEDIA — 0.2%
World Wrestling Entertainment, Inc. Class A	110,112	2,026,061

METALS & MINING — 0.8%
AK Steel Holding Corp. (a)	498,462	5,089,297
Stillwater Mining Co. (a)	227,199	3,660,176

		8,749,473

MULTILINE RETAIL — 0.4%
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	135,364	3,851,106

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 1.3%
Bill Barrett Corp. (a)	103,594	$724,122
Carrizo Oil & Gas, Inc. (a) (b)	92,268	3,446,210
Contango Oil & Gas Co. (a)	24,538	229,185
Northern Oil and Gas, Inc. (a)	66,310	182,352
PDC Energy, Inc. (a)	91,364	6,631,199
REX American Resources Corp. (a)	8,684	857,545
Synergy Resources Corp. (a) (b)	262,371	2,337,726

		14,408,339

PAPER & FOREST PRODUCTS — 0.4%
Deltic Timber Corp. (b)	17,774	1,369,842
Neenah Paper, Inc.	30,982	2,639,667

		4,009,509

PERSONAL PRODUCTS — 0.2%
Inter Parfums, Inc.	23,326	763,927
Medifast, Inc.	18,099	753,461

		1,517,388

PHARMACEUTICALS — 1.7%
Amphastar Pharmaceuticals, Inc. (a) (b)	69,451	1,279,288
ANI Pharmaceuticals, Inc. (a)	22,739	1,378,438
Depomed, Inc. (a) (b)	98,019	1,766,302
Innoviva, Inc. (a) (b)	219,542	2,349,100
Medicines Co. (a) (b)	75,206	2,552,492
Nektar Therapeutics (a)	252,053	3,092,690
Phibro Animal Health Corp. Class A	22,630	663,059
SciClone Pharmaceuticals, Inc. (a)	145,193	1,568,084
Supernus Pharmaceuticals, Inc. (a)	140,749	3,553,912

		18,203,365

PROFESSIONAL SERVICES — 1.9%
Exponent, Inc.	48,006	2,894,762
Insperity, Inc.	53,898	3,824,063
Navigant Consulting, Inc. (a)	133,825	3,503,538
On Assignment, Inc. (a)	69,256	3,058,345
WageWorks, Inc. (a)	105,274	7,632,365

		20,913,073

REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.0%
Acadia Realty Trust (b)	98,833	3,229,862
Agree Realty Corp.	74,404	3,426,304
American Assets Trust, Inc. REIT (b)	114,219	4,920,554
CareTrust REIT, Inc.	183,114	2,805,306
CoreSite Realty Corp. REIT (b)	97,412	7,731,590
DiamondRock Hospitality Co.	296,222	3,415,440
EastGroup Properties, Inc. (b)	94,116	6,949,525
Four Corners Property Trust, Inc. REIT	170,267	3,493,879
Franklin Street Properties Corp. REIT	158,535	2,054,614
GEO Group, Inc. REIT	110,873	3,983,667
Getty Realty Corp.	75,269	1,918,607
Lexington Realty Trust REIT	613,872	6,629,818
LTC Properties, Inc.	74,993	3,523,171
Pennsylvania Real Estate Investment Trust	88,087	1,670,130
PS Business Parks, Inc.	36,350	4,235,502
Retail Opportunity Investments Corp. REIT	208,271	4,400,766

Sabra Health Care REIT, Inc.	94,616	2,310,523
Saul Centers, Inc.	23,047	1,535,161
Summit Hotel Properties, Inc. REIT	248,395	3,981,772
Universal Health Realty Income Trust	23,476	1,539,791
Urstadt Biddle Properties, Inc. Class A	81,996	1,976,924

		75,732,906

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
HFF, Inc. Class A	66,724	2,018,401

ROAD & RAIL — 1.0%
Heartland Express, Inc.	77,548	1,578,877
Knight Transportation, Inc. (b)	191,072	6,314,930
Marten Transport, Ltd.	32,918	766,989
Saia, Inc. (a)	41,300	1,823,395

		10,484,191

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.8%
Advanced Energy Industries, Inc. (a)	112,854	6,178,756
Brooks Automation, Inc.	100,069	1,708,178
Cabot Microelectronics Corp.	68,867	4,350,328
CEVA, Inc. (a)	60,418	2,027,024
Exar Corp. (a)	74,228	800,178
Kopin Corp. (a)	77,765	220,853
Kulicke & Soffa Industries, Inc. (a)	104,814	1,671,783
MKS Instruments, Inc.	153,819	9,136,849
Nanometrics, Inc. (a)	70,866	1,775,902
Power Integrations, Inc.	82,853	5,621,576
Rambus, Inc. (a) (b)	314,123	4,325,474
Rudolph Technologies, Inc. (a)	88,259	2,060,848
Semtech Corp. (a)	117,600	3,710,280
Tessera Holding Corp.	139,822	6,180,132
Ultratech, Inc. (a)	34,332	823,281
Veeco Instruments, Inc. (a)	57,759	1,683,675

		52,275,117

SOFTWARE — 4.9%
8x8, Inc. (a)	257,502	3,682,279
Blackbaud, Inc. (b)	136,599	8,742,336
Bottomline Technologies de, Inc. (a)	52,974	1,325,409
Ebix, Inc. (b)	63,591	3,627,867
MicroStrategy, Inc. Class A (a)	14,538	2,869,801
Monotype Imaging Holdings, Inc.	48,538	963,479
Progress Software Corp.	138,180	4,412,087
Qualys, Inc. (a)	82,202	2,601,693
Synchronoss Technologies, Inc. (a)	119,854	4,590,408
Take-Two Interactive Software, Inc. (a)	248,088	12,228,258
TiVo Corp. (a)	343,690	7,183,121
VASCO Data Security International, Inc. (a)	36,849	502,989

		52,729,727

SPECIALTY RETAIL — 2.2%
Children’s Place, Inc.	51,296	5,178,331
Five Below, Inc. (a) (b)	157,922	6,310,563
Francesca’s Holdings Corp. (a)	107,820	1,943,995
Hibbett Sports, Inc. (a)	35,645	1,329,559
Monro Muffler Brake, Inc. (b)	40,436	2,312,939

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Select Comfort Corp. (a)	71,594	$1,619,456
Tailored Brands, Inc.	65,130	1,664,072
Tile Shop Holdings, Inc. (a) (b)	93,888	1,835,510
Zumiez, Inc. (a)	49,580	1,083,323

		23,277,748

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Electronics For Imaging, Inc. (a)	66,548	2,918,795
Super Micro Computer, Inc. (a)	54,316	1,523,564

		4,442,359

TEXTILES,APPAREL & LUXURY GOODS — 0.5%
Iconix Brand Group, Inc. (a)	63,818	596,060
Oxford Industries, Inc.	19,929	1,198,331
Steven Madden, Ltd. (a)	94,687	3,385,060

		5,179,451

THRIFTS & MORTGAGE FINANCE — 2.0%
Bank Mutual Corp.	68,058	643,148
BofI Holding, Inc. (a) (b)	163,799	4,676,461
Dime Community Bancshares, Inc.	50,489	1,014,829
LendingTree, Inc. (a)	20,478	2,075,445
Northfield Bancorp, Inc.	127,748	2,551,128
Northwest Bancshares, Inc.	175,701	3,167,889
Oritani Financial Corp.	55,075	1,032,656
Provident Financial Services, Inc.	92,293	2,611,892
TrustCo Bank Corp. NY.	155,101	1,357,134
Walker & Dunlop, Inc. (a)	78,795	2,458,404

		21,588,986

TRADING COMPANIES & DISTRIBUTORS — 0.4%
Applied Industrial Technologies, Inc.	74,319	4,414,549

WATER UTILITIES — 0.6%
American States Water Co. (b)	49,867	2,271,940

California Water Service Group	136,385	4,623,452

		6,895,392

TOTAL COMMON STOCKS (Cost $905,799,674)		1,079,001,848

SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d)	1,763,712	1,763,712
State Street Navigator Securities Lending Government Money Market Portfolio (d) (e)	14,626,935	14,626,935

TOTAL SHORT-TERM INVESTMENTS (Cost $16,390,647)		16,390,647

TOTAL INVESTMENTS — 101.3% (Cost $922,190,321)		1,095,392,495
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(13,747,805)

NET ASSETS — 100.0%		$1,081,644,690

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	The rate shown is the annualized seven-day yield at December 31, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$10,167,497	$—	$—	$10,167,497
Air Freight & Logistics	2,753,868	—	—	2,753,868
Airlines	15,007,750	—	—	15,007,750
Auto Components	16,196,707	—	—	16,196,707
Automobiles	2,379,067	—	—	2,379,067
Banks	139,700,958	—	—	139,700,958
Biotechnology	21,766,383	—	—	21,766,383
Building Products	35,763,982	—	—	35,763,982
Capital Markets	15,200,685	—	—	15,200,685
Chemicals	39,257,019	—	—	39,257,019
Commercial Services & Supplies	42,385,911	—	—	42,385,911
Communications Equipment	12,011,424	—	—	12,011,424
Construction & Engineering	2,503,473	—	—	2,503,473
Construction Materials	6,762,747	—	—	6,762,747

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Consumer Finance	$1,507,671	$—	$—	$1,507,671
Diversified Consumer Services	5,193,424	—	—	5,193,424
Diversified Telecommunication Services	12,759,149	—	—	12,759,149
Electrical Equipment	3,762,358	—	—	3,762,358
Electronic Equipment, Instruments & Components	40,114,437	—	—	40,114,437
Energy Equipment & Services	17,271,089	—	—	17,271,089
Equity Real Estate Investment Trusts (REITs)	1,378,187	—	—	1,378,187
Food & Staples Retailing	4,216,190	—	—	4,216,190
Food Products	14,154,419	—	—	14,154,419
Gas Utilities	7,673,942	—	—	7,673,942
Health Care Equipment & Supplies	62,894,462	—	—	62,894,462
Health Care Providers & Services	26,970,987	—	—	26,970,987
Health Care Technology	17,508,002	—	—	17,508,002
Hotels, Restaurants & Leisure	35,208,012	—	—	35,208,012
Household Durables	16,287,735	—	—	16,287,735
Household Products	6,860,709	—	—	6,860,709
Industrial Conglomerates	1,501,970	—	—	1,501,970
Insurance	8,039,406	—	—	8,039,406
Internet & Catalog Retail	4,540,819	—	—	4,540,819
Internet Software & Services	24,058,944	—	—	24,058,944
IT Services	14,257,400	—	—	14,257,400
Leisure Equipment & Products	2,756,841	—	—	2,756,841
Life Sciences Tools & Services	5,688,010	—	—	5,688,010
Machinery	49,823,073	—	—	49,823,073
Media	2,026,061	—	—	2,026,061
Metals & Mining	8,749,473	—	—	8,749,473
Multiline Retail	3,851,106	—	—	3,851,106
Oil, Gas & Consumable Fuels	14,408,339	—	—	14,408,339
Paper & Forest Products	4,009,509	—	—	4,009,509
Personal Products	1,517,388	—	—	1,517,388
Pharmaceuticals	18,203,365	—	—	18,203,365
Professional Services	20,913,073	—	—	20,913,073
Real Estate Investment Trusts (REITs)	75,732,906	—	—	75,732,906
Real Estate Management & Development	2,018,401	—	—	2,018,401
Road & Rail	10,484,191	—	—	10,484,191
Semiconductors & Semiconductor Equipment	52,275,117	—	—	52,275,117
Software	52,729,727	—	—	52,729,727
Specialty Retail	23,277,748	—	—	23,277,748
Technology Hardware, Storage & Peripherals	4,442,359	—	—	4,442,359
Textiles, Apparel & Luxury Goods	5,179,451	—	—	5,179,451
Thrifts & Mortgage Finance	21,588,986	—	—	21,588,986
Trading Companies & Distributors	4,414,549	—	—	4,414,549
Water Utilities	6,895,392	—	—	6,895,392
Short-Term Investments	16,390,647	—	—	16,390,647

TOTAL INVESTMENTS	$1,095,392,495	$—	$—	$1,095,392,495

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	602,656	$602,656	20,107,347	20,710,003	—	$—	$1,212	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	27,869,614	26,105,902	1,763,712	1,763,712	1,368	—
State Street Navigator Securities Lending Government Money Market Portfolio*	86,368,569	86,368,569	103,058,983	174,800,617	14,626,935	14,626,935	279,824	—

TOTAL		$86,971,225				$16,390,647	$282,404	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.8%
AAR Corp.	83,031	$2,744,175
Aerojet Rocketdyne Holdings, Inc. (a)	65,849	1,181,990
Aerovironment, Inc. (a)	27,927	749,281
Cubic Corp.	65,125	3,122,744
Engility Holdings, Inc. (a)	46,130	1,554,581
Moog, Inc. Class A (a)	83,690	5,496,759
National Presto Industries, Inc. (a)	12,936	1,376,390

		16,225,920

AIR FREIGHT & LOGISTICS — 1.1%
Atlas Air Worldwide Holdings, Inc. (a)	65,325	3,406,699
Echo Global Logistics, Inc. (a)	71,736	1,796,987
Forward Air Corp.	26,358	1,248,842
Hub Group, Inc. Class A (a)	86,735	3,794,656

		10,247,184

AIRLINES — 0.5%
SkyWest, Inc.	135,147	4,926,108

AUTO COMPONENTS — 1.9%
American Axle & Manufacturing Holdings, Inc. (a)	199,763	3,855,426
Cooper-Standard Holdings, Inc. (a)	45,952	4,750,518
Gentherm, Inc. (a)	95,409	3,229,595
Motorcar Parts of America, Inc. (a)	48,746	1,312,242
Standard Motor Products, Inc.	52,465	2,792,187
Superior Industries International, Inc.	59,862	1,577,364

		17,517,332

BANKS — 8.5%
Banc of California, Inc.	129,433	2,245,663
Banner Corp.	69,016	3,851,783
Boston Private Financial Holdings, Inc.	91,188	1,509,161
Brookline Bancorp, Inc.	65,298	1,070,887
City Holding Co.	18,475	1,248,910
Columbia Banking System, Inc.	71,281	3,184,835
Community Bank System, Inc.	48,734	3,011,274
CVB Financial Corp. (b)	110,357	2,530,486
Fidelity Southern Corp.	55,353	1,310,206
First Commonwealth Financial Corp.	83,699	1,186,852
First Financial Bancorp	58,322	1,659,261
First Midwest Bancorp, Inc.	89,248	2,251,727
First NBC Bank Holding Co. (a)	41,692	304,352
Glacier Bancorp, Inc.	60,660	2,197,712
Great Western Bancorp, Inc.	63,272	2,758,027
Hope Bancorp, Inc.	331,098	7,247,735
Independent Bank Corp.	25,423	1,791,050
NBT Bancorp, Inc.	43,967	1,841,338
OFG Bancorp	114,685	1,502,374
Old National Bancorp	351,514	6,379,979
Opus Bank	47,449	1,425,842
S&T Bancorp, Inc. (b)	91,231	3,561,658
Simmons First National Corp. Class A	34,920	2,170,278
Texas Capital Bancshares, Inc. (a)	43,183	3,385,547
United Bankshares, Inc.	117,840	5,450,100
Westamerica Bancorporation (b)	26,825	1,688,097
Wintrust Financial Corp.	134,883	9,788,459

		76,553,593

BIOTECHNOLOGY — 0.5%
Acorda Therapeutics, Inc. (a)	120,472	2,264,873
Emergent BioSolutions, Inc. (a)	48,577	1,595,269
Spectrum Pharmaceuticals, Inc. (a)	182,928	810,371

		4,670,513

BUILDING PRODUCTS — 0.6%
American Woodmark Corp. (a)	17,152	1,290,688
Apogee Enterprises, Inc. (b)	30,916	1,655,861
Universal Forest Products, Inc.	26,300	2,687,334

		5,633,883

CAPITAL MARKETS — 1.8%
Calamos Asset Management, Inc. Class A	41,420	354,141
Donnelley Financial Solutions, Inc. (a)	68,826	1,581,622
Financial Engines, Inc.	48,681	1,789,027
Greenhill & Co., Inc.	37,346	1,034,484
Interactive Brokers Group, Inc. Class A	177,046	6,463,949
INTL. FCStone, Inc. (a)	38,941	1,542,064
Investment Technology Group, Inc.	80,796	1,594,913
Virtus Investment Partners, Inc. (b)	14,604	1,724,002

		16,084,202

CHEMICALS — 3.2%
A Schulman, Inc.	43,651	1,460,126
AdvanSix, Inc. (a)	79,665	1,763,783
American Vanguard Corp.	67,543	1,293,449
Calgon Carbon Corp.	132,310	2,249,270
Chemours Co.	217,241	4,798,854
Flotek Industries, Inc. (a) (b)	81,676	766,938
FutureFuel Corp.	59,418	825,910
Hawkins, Inc.	9,756	526,336
HB Fuller Co.	130,753	6,316,677
Innophos Holdings, Inc.	14,122	738,016
Innospec, Inc.	31,940	2,187,890
Koppers Holdings, Inc. (a)	19,926	803,018
LSB Industries, Inc. (a) (b)	49,895	420,116
Rayonier Advanced Materials, Inc.	113,014	1,747,196
Stepan Co.	18,828	1,534,105
Tredegar Corp.	65,745	1,577,880

		29,009,564

COMMERCIAL SERVICES & SUPPLIES — 3.6%
ABM Industries, Inc.	75,736	3,093,058
Brady Corp. Class A	34,645	1,300,920
Brink’s Co.	116,627	4,810,864
Essendant, Inc.	96,599	2,018,919
Healthcare Services Group, Inc.	64,496	2,526,308
Interface, Inc.	169,256	3,139,699
LSC Communications, Inc.	69,445	2,061,128
Matthews International Corp. Class A	25,164	1,933,853
Mobile Mini, Inc.	63,863	1,931,856
Multi-Color Corp. (b)	11,583	898,841
RR Donnelley & Sons Co.	182,392	2,976,637
Team, Inc. (a) (b)	77,063	3,024,723
UniFirst Corp.	16,909	2,428,978

		32,145,784

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMUNICATIONS EQUIPMENT — 1.7%
ADTRAN, Inc.	46,813	$1,046,271
Bel Fuse, Inc. Class B	9,989	308,660
Black Box Corp.	38,683	589,916
CalAmp Corp. (a)	54,067	783,971
Comtech Telecommunications Corp.	61,502	728,799
Digi International, Inc. (a)	67,792	932,140
Harmonic, Inc. (a) (b)	204,723	1,023,615
Ixia (a)	165,229	2,660,187
NETGEAR, Inc. (a)	37,204	2,022,037
Viavi Solutions, Inc. (a)	597,740	4,889,513

		14,985,109

CONSTRUCTION & ENGINEERING — 0.6%
Aegion Corp. (a)	88,722	2,102,711
Comfort Systems USA, Inc.	96,437	3,211,352

		5,314,063

CONSTRUCTION MATERIALS — 0.1%
US Concrete, Inc. (a)	11,912	780,236

CONSUMER FINANCE — 1.9%
Encore Capital Group, Inc. (a)	61,333	1,757,191
Enova International, Inc. (a)	58,604	735,480
EZCORP, Inc. Class A (a)	126,600	1,348,290
Firstcash, Inc.	126,011	5,922,517
Green Dot Corp. Class A (a)	56,589	1,332,671
PRA Group, Inc. (a) (b)	121,083	4,734,345
World Acceptance Corp. (a)	15,597	1,002,575

		16,833,069

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	57,104	816,587

DISTRIBUTORS — 0.6%
Core-Mark Holding Co., Inc.	119,875	5,163,016

DIVERSIFIED CONSUMER SERVICES — 0.5%
American Public Education, Inc. (a)	42,007	1,031,272
Career Education Corp. (a)	67,303	679,087
Regis Corp. (a)	91,618	1,330,293
Strayer Education, Inc. (a)	13,374	1,078,346

		4,118,998

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
ATN International, Inc.	13,847	1,109,560
Cincinnati Bell, Inc. (a)	46,125	1,030,894
Consolidated Communications Holdings, Inc. (b)	47,607	1,278,248
General Communication, Inc. Class A (a)	69,428	1,350,374
Iridium Communications, Inc. (a) (b)	210,178	2,017,709
Lumos Networks Corp. (a)	34,514	539,109

		7,325,894

ELECTRIC UTILITIES — 1.5%
ALLETE, Inc.	128,840	8,270,240
El Paso Electric Co.	105,481	4,904,866

		13,175,106

ELECTRICAL EQUIPMENT — 0.8%
AZZ, Inc.	23,825	1,522,417
Encore Wire Corp.	54,160	2,347,836
General Cable Corp. (b)	128,771	2,453,088

Powell Industries, Inc.	21,582	841,698

		7,165,039

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.6%
Agilysys, Inc. (a)	39,730	411,603
Anixter International, Inc. (a)	73,859	5,986,272
Benchmark Electronics, Inc. (a)	127,724	3,895,582
Daktronics, Inc.	104,642	1,119,669
Electro Scientific Industries, Inc. (a)	84,835	502,223
ePlus, Inc. (a)	8,242	949,478
FARO Technologies, Inc. (a)	20,470	736,920
Insight Enterprises, Inc. (a)	92,721	3,749,637
Methode Electronics, Inc.	43,444	1,796,409
MTS Systems Corp. (b)	43,596	2,471,893
OSI Systems, Inc. (a)	47,345	3,603,902
Park Electrochemical Corp.	49,745	927,744
Plexus Corp. (a)	87,542	4,730,770
Rogers Corp. (a)	14,138	1,085,940
Sanmina Corp. (a)	191,221	7,008,250
ScanSource, Inc. (a)	65,671	2,649,825

		41,626,117

ENERGY EQUIPMENT & SERVICES — 2.5%
Archrock, Inc.	103,739	1,369,355
Atwood Oceanics, Inc. (b)	157,450	2,067,318
Bristow Group, Inc. (b)	83,446	1,708,974
CARBO Ceramics, Inc. (a)	54,820	573,417
Era Group, Inc. (a)	50,833	862,636
Exterran Corp. (a)	81,712	1,952,917
Geospace Technologies Corp. (a)	19,502	397,061
Gulf Island Fabrication, Inc.	32,497	386,714
Helix Energy Solutions Group, Inc. (a)	169,848	1,498,059
Hornbeck Offshore Services, Inc. (a) (b)	80,585	581,824
Matrix Service Co. (a)	69,283	1,572,724
Newpark Resources, Inc. (a)	221,191	1,658,933
Pioneer Energy Services Corp. (a)	115,846	793,545
SEACOR Holdings, Inc. (a)	42,112	3,001,743
Tesco Corp.	80,051	660,421
TETRA Technologies, Inc. (a)	200,548	1,006,751
Tidewater, Inc. (b)	116,193	396,218
Unit Corp. (a)	82,057	2,204,872

		22,693,482

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Parkway, Inc. REIT (a)	54,675	1,216,519

FOOD & STAPLES RETAILING — 0.7%
Andersons, Inc.	67,876	3,034,057
SUPERVALU, Inc. (a)	695,129	3,246,253

		6,280,310

FOOD PRODUCTS — 1.9%
Cal-Maine Foods, Inc. (b)	77,644	3,429,924
Darling Ingredients, Inc. (a)	428,585	5,533,032
J&J Snack Foods Corp.	17,590	2,347,034
Sanderson Farms, Inc. (b)	51,609	4,863,632
Seneca Foods Corp. Class A (a)	16,102	644,885

		16,818,507

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

GAS UTILITIES — 1.3%
Northwest Natural Gas Co.	74,353	$4,446,309
Spire, Inc.	118,920	7,676,286

		12,122,595

HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Abaxis, Inc.	24,734	1,305,213
Analogic Corp.	18,207	1,510,271
AngioDynamics, Inc. (a)	82,327	1,388,856
Anika Therapeutics, Inc. (a)	11,294	552,954
CONMED Corp.	64,731	2,859,168
Haemonetics Corp. (a)	66,148	2,659,150
Inogen, Inc. (a)	15,933	1,070,220
Integer Holdings Corp. (a)	71,787	2,114,127
Integra LifeSciences Holdings Corp. (a)	28,140	2,414,131
Invacare Corp. (b)	82,863	1,081,362
Meridian Bioscience, Inc.	58,271	1,031,397
Natus Medical, Inc. (a)	48,168	1,676,246

		19,663,095

HEALTH CARE PROVIDERS & SERVICES — 3.8%
Aceto Corp.	78,465	1,723,876
Adeptus Health, Inc. Class A (a)	39,390	300,940
Air Methods Corp. (a) (b)	86,521	2,755,694
Almost Family, Inc. (a)	23,312	1,028,059
Amedisys, Inc. (a)	72,787	3,102,910
Chemed Corp.	19,924	3,196,009
Community Health Systems, Inc. (a) (b)	296,988	1,660,163
CorVel Corp. (a)	14,788	541,241
Diplomat Pharmacy, Inc. (a)	111,974	1,410,872
Ensign Group, Inc.	59,651	1,324,849
HealthEquity, Inc. (a)	49,451	2,003,755
Healthways, Inc. (a)	43,446	988,396
Kindred Healthcare, Inc.	222,455	1,746,272
LHC Group, Inc. (a)	38,924	1,778,827
Magellan Health, Inc. (a)	31,530	2,372,632
PharMerica Corp. (a)	80,448	2,023,267
Providence Service Corp. (a)	31,805	1,210,180
Quorum Health Corp. (a) (b)	76,989	559,710
Select Medical Holdings Corp. (a) (b)	280,040	3,710,530
Surgical Care Affiliates, Inc. (a)	24,752	1,145,275

		34,583,457

HEALTH CARE TECHNOLOGY — 0.2%
Computer Programs & Systems, Inc. (b)	27,890	658,204
Quality Systems, Inc.	120,018	1,578,237

		2,236,441

HOTELS, RESTAURANTS & LEISURE — 2.3%
Biglari Holdings, Inc. (a)	1,080	511,056
BJ’s Restaurants, Inc. (a)	50,430	1,981,899
Bob Evans Farms, Inc.	24,789	1,319,023
Boyd Gaming Corp. (a)	214,545	4,327,373
DineEquity, Inc.	22,178	1,707,706
El Pollo Loco Holdings, Inc. (a) (b)	21,966	270,182
Fiesta Restaurant Group, Inc. (a)	69,880	2,085,918
ILG, Inc.	121,801	2,213,124

Marriott Vacations Worldwide Corp. (b)	18,374	1,559,034
Monarch Casino & Resort, Inc. (a)	28,552	736,070
Red Robin Gourmet Burgers, Inc. (a)	33,544	1,891,882
Ruby Tuesday, Inc. (a)	153,522	495,876
Ruth’s Hospitality Group, Inc.	40,260	736,758
Sonic Corp.	46,628	1,236,108

		21,072,009

HOUSEHOLD DURABLES — 1.8%
Cavco Industries, Inc. (a)	22,099	2,206,585
Ethan Allen Interiors, Inc. (b)	29,948	1,103,584
La-Z-Boy, Inc.	127,811	3,968,532
M/I Homes, Inc. (a)	64,477	1,623,531
MDC Holdings, Inc.	107,636	2,761,940
Meritage Homes Corp. (a)	98,288	3,420,422
WCI Communities, Inc. (a)	57,089	1,338,737

		16,423,331

HOUSEHOLD PRODUCTS — 0.2%
WD-40 Co.	13,660	1,596,854

INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc.	39,641	998,953

INSURANCE — 5.7%
American Equity Investment Life Holding Co.	229,350	5,169,549
AMERISAFE, Inc.	21,056	1,312,841
eHealth, Inc. (a) (b)	43,624	464,596
Employers Holdings, Inc.	83,805	3,318,678
HCI Group, Inc. (b)	22,091	872,153
Horace Mann Educators Corp.	105,001	4,494,043
Infinity Property & Casualty Corp.	28,835	2,534,596
Maiden Holdings, Ltd.	191,260	3,337,487
Navigators Group, Inc.	28,865	3,398,854
ProAssurance Corp.	138,244	7,769,313
RLI Corp.	49,913	3,151,008
Safety Insurance Group, Inc.	37,255	2,745,693
Selective Insurance Group, Inc.	150,666	6,486,171
Stewart Information Services Corp.	61,033	2,812,401
United Fire Group, Inc.	56,344	2,770,434
United Insurance Holdings Corp.	44,641	675,865

		51,313,682

INTERNET & CATALOG RETAIL — 0.2%
Blue Nile, Inc.	12,836	521,526
FTD Cos., Inc. (a)	43,524	1,037,612
PetMed Express, Inc.	18,624	429,656

		1,988,794

INTERNET SOFTWARE & SERVICES — 0.5%
Blucora, Inc. (a)	100,324	1,479,779
DHI Group, Inc. (a)	81,919	511,994
Liquidity Services, Inc. (a)	63,754	621,601
LivePerson, Inc. (a) (b)	72,255	545,525
QuinStreet, Inc. (a)	86,668	325,872
XO Group, Inc. (a)	31,238	607,579

		4,092,350

IT SERVICES — 2.4%
CACI International, Inc. Class A (a)	63,500	7,893,050
Ciber, Inc. (a)	185,372	117,118

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

CSG Systems International, Inc.	31,253	$1,512,645
ExlService Holdings, Inc. (a)	30,608	1,543,868
ManTech International Corp. Class A	66,254	2,799,231
Perficient, Inc. (a)	94,219	1,647,890
Sykes Enterprises, Inc. (a)	103,073	2,974,687
TeleTech Holdings, Inc.	41,240	1,257,820
Virtusa Corp. (a)	71,996	1,808,540

		21,554,849

LEISURE EQUIPMENT & PRODUCTS — 0.5%
Arctic Cat, Inc.	32,942	494,789
Callaway Golf Co.	108,140	1,185,214
Nautilus, Inc. (a)	25,984	480,704
Sturm Ruger & Co., Inc. (b)	49,604	2,614,131

		4,774,838

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Albany Molecular Research, Inc. (a)	58,233	1,092,451
Cambrex Corp. (a)	26,084	1,407,232

		2,499,683

MACHINERY — 5.4%
Actuant Corp. Class A	80,074	2,077,920
Alamo Group, Inc.	8,728	664,201
Albany International Corp. Class A	29,473	1,364,600
Barnes Group, Inc.	57,572	2,730,064
Briggs & Stratton Corp. (b)	111,834	2,489,425
Chart Industries, Inc. (a)	40,011	1,441,196
CIRCOR International, Inc.	21,000	1,362,480
EnPro Industries, Inc.	27,309	1,839,534
Federal Signal Corp.	156,477	2,442,606
Franklin Electric Co., Inc.	47,161	1,834,563
Greenbrier Cos., Inc.	74,091	3,078,481
Harsco Corp.	108,923	1,481,353
Hillenbrand, Inc.	80,693	3,094,577
Lindsay Corp.	13,628	1,016,785
Mueller Industries, Inc.	149,411	5,970,464
SPX Corp. (a)	109,411	2,595,229
SPX FLOW, Inc. (a)	109,422	3,508,069
Standex International Corp.	33,319	2,927,074
Tennant Co. (b)	16,597	1,181,706
Titan International, Inc.	114,419	1,282,637
Wabash National Corp. (a) (b)	162,120	2,564,738
Watts Water Technologies, Inc. Class A	32,054	2,089,921

		49,037,623

MARINE — 0.4%
Matson, Inc.	111,945	3,961,734

MEDIA — 1.3%
EW Scripps Co. Class A (a) (b)	148,335	2,867,315
Gannett Co., Inc.	304,648	2,958,132
New Media Investment Group, Inc.	136,843	2,188,120
Scholastic Corp.	70,418	3,344,151

		11,357,718

METALS & MINING — 2.0%
AK Steel Holding Corp. (a)	359,848	3,674,048
Century Aluminum Co. (a)	129,630	1,109,633
Haynes International, Inc.	32,675	1,404,698
Kaiser Aluminum Corp.	46,815	3,637,057

Materion Corp.	52,120	2,063,952
Olympic Steel, Inc.	23,727	574,905
Stillwater Mining Co. (a)	107,604	1,733,501
SunCoke Energy, Inc.	167,797	1,902,818
TimkenSteel Corp. (a) (b)	101,660	1,573,697

		17,674,309

MULTI-UTILITIES — 0.7%
Avista Corp.	167,150	6,684,328

MULTILINE RETAIL — 0.2%
Fred’s, Inc. Class A (b)	88,969	1,651,265
Tuesday Morning Corp. (a)	113,698	613,969

		2,265,234

OIL, GAS & CONSUMABLE FUELS — 1.7%
Bill Barrett Corp. (a)	102,417	715,895
Carrizo Oil & Gas, Inc. (a)	75,219	2,809,430
Cloud Peak Energy, Inc. (a) (b)	155,381	871,687
Contango Oil & Gas Co. (a)	36,784	343,563
Green Plains, Inc.	93,175	2,594,924
Northern Oil and Gas, Inc. (a)	64,612	177,683
PDC Energy, Inc. (a)	62,568	4,541,185
REX American Resources Corp. (a) (b)	6,822	673,672
Synergy Resources Corp. (a) (b)	282,946	2,521,049

		15,249,088

PAPER & FOREST PRODUCTS — 2.1%
Boise Cascade Co. (a)	101,236	2,277,810
Clearwater Paper Corp. (a)	43,644	2,860,864
Deltic Timber Corp.	11,300	870,891
KapStone Paper and Packaging Corp.	228,458	5,037,499
Neenah Paper, Inc.	15,347	1,307,564
PH Glatfelter Co.	113,780	2,718,204
Schweitzer-Mauduit International, Inc.	79,809	3,633,704

		18,706,536

PERSONAL PRODUCTS — 0.1%
Inter Parfums, Inc.	23,273	762,191
Medifast, Inc.	11,457	476,955

		1,239,146

PHARMACEUTICALS — 1.4%
Amphastar Pharmaceuticals, Inc. (a)	29,989	552,397
Depomed, Inc. (a) (b)	70,764	1,275,167
Impax Laboratories, Inc. (a)	192,981	2,556,998
Lannett Co., Inc. (a) (b)	76,409	1,684,819
Medicines Co. (a) (b)	112,677	3,824,257
Nektar Therapeutics (a)	167,713	2,057,839
Phibro Animal Health Corp. Class A	27,625	809,413

		12,760,890

PROFESSIONAL SERVICES — 1.8%
CDI Corp.	36,744	271,906
Exponent, Inc.	22,700	1,368,810
Heidrick & Struggles International, Inc.	48,577	1,173,135
Kelly Services, Inc. Class A	76,333	1,749,552
Korn/Ferry International	151,281	4,452,200
On Assignment, Inc. (a)	63,576	2,807,516
Resources Connection, Inc.	77,122	1,484,598
TrueBlue, Inc. (a)	111,021	2,736,668

		16,044,385

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.4%
Acadia Realty Trust	120,469	$3,936,927
Capstead Mortgage Corp.	250,754	2,555,183
Cedar Realty Trust, Inc.	198,398	1,295,539
Chesapeake Lodging Trust	157,065	4,061,701
DiamondRock Hospitality Co.	251,212	2,896,474
Franklin Street Properties Corp. REIT	134,488	1,742,965
GEO Group, Inc. REIT (b)	94,061	3,379,612
Government Properties Income Trust REIT (b)	185,972	3,545,556
Kite Realty Group Trust REIT	217,484	5,106,524
LTC Properties, Inc.	33,848	1,590,179
Pennsylvania Real Estate Investment Trust	101,109	1,917,027
PS Business Parks, Inc.	17,466	2,035,138
Retail Opportunity Investments Corp. REIT	94,280	1,992,136
Sabra Health Care REIT, Inc.	83,552	2,040,340
Saul Centers, Inc.	8,842	588,966
Universal Health Realty Income Trust	10,870	712,963

		39,397,230

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Forestar Group, Inc. (a)	69,379	922,741
HFF, Inc. Class A	30,196	913,429
RE/MAX Holdings, Inc. Class A REIT	46,054	2,579,024

		4,415,194

ROAD & RAIL — 0.6%
ArcBest Corp.	62,260	1,721,489
Celadon Group, Inc. (b)	70,204	501,959
Heartland Express, Inc.	41,868	852,432
Marten Transport, Ltd.	30,215	704,010
Roadrunner Transportation Systems, Inc. (a)	79,087	821,714
Saia, Inc. (a)	27,508	1,214,478

		5,816,082

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
Brooks Automation, Inc.	88,319	1,507,605
Cohu, Inc.	64,902	902,138
Diodes, Inc. (a)	100,916	2,590,514
DSP Group, Inc. (a)	55,126	719,394
Exar Corp. (a)	40,863	440,503
Kopin Corp. (a)	87,297	247,923
Kulicke & Soffa Industries, Inc. (a)	88,849	1,417,142
Semtech Corp. (a)	63,482	2,002,857
Ultratech, Inc. (a)	30,233	724,987
Veeco Instruments, Inc. (a) (b)	53,090	1,547,574

		12,100,637

SOFTWARE — 0.6%
Bottomline Technologies de, Inc. (a)	46,754	1,169,785
MicroStrategy, Inc. Class A (a)	11,226	2,216,012
Monotype Imaging Holdings, Inc.	64,169	1,273,755
Tangoe, Inc. (a)	58,642	462,099
VASCO Data Security International, Inc. (a)	44,900	612,885

		5,734,536

SPECIALTY RETAIL — 6.1%
Abercrombie & Fitch Co. Class A (b)	176,777	2,121,324
Asbury Automotive Group, Inc. (a)	51,522	3,178,907
Ascena Retail Group, Inc. (a)	442,743	2,740,579
Barnes & Noble Education, Inc. (a)	100,310	1,150,556
Barnes & Noble, Inc.	144,275	1,608,666
Big 5 Sporting Goods Corp.	46,389	804,849
Buckle, Inc. (b)	72,903	1,662,188
Caleres, Inc.	113,370	3,720,804
Cato Corp. Class A	65,627	1,974,060
Express, Inc. (a)	204,842	2,204,100
Finish Line, Inc. Class A (b)	106,003	1,993,917
Genesco, Inc. (a)	53,895	3,346,880
Group 1 Automotive, Inc. (b)	51,896	4,044,774
Guess?, Inc.	160,923	1,947,168
Haverty Furniture Cos., Inc.	49,892	1,182,440
Hibbett Sports, Inc. (a) (b)	25,691	958,274
Kirkland’s, Inc. (a)	38,183	592,218
Lithia Motors, Inc. Class A (b)	60,964	5,903,144
Lumber Liquidators Holdings, Inc. (a) (b)	71,177	1,120,326
MarineMax, Inc. (a)	64,481	1,247,707
Monro Muffler Brake, Inc.	47,244	2,702,357
Rent-A-Center, Inc.	138,887	1,562,479
Select Comfort Corp. (a)	51,639	1,168,074
Shoe Carnival, Inc.	34,696	936,098
Sonic Automotive, Inc. Class A (b)	67,371	1,542,796
Stage Stores, Inc.	64,988	283,998
Stein Mart, Inc.	75,316	412,732
Tailored Brands, Inc.	67,422	1,722,632
Vitamin Shoppe, Inc. (a)	62,230	1,477,963

		55,312,010

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
Cray, Inc. (a)	106,501	2,204,571
Electronics For Imaging, Inc. (a) (b)	61,053	2,677,784
Super Micro Computer, Inc. (a)	47,716	1,338,434

		6,220,789

TEXTILES,APPAREL & LUXURY GOODS — 2.0%
Crocs, Inc. (a)	192,120	1,317,943
G-III Apparel Group, Ltd. (a) (b)	114,381	3,381,103
Iconix Brand Group, Inc. (a)	87,991	821,836
Movado Group, Inc.	39,975	1,149,281
Oxford Industries, Inc.	20,678	1,243,368
Perry Ellis International, Inc. (a)	31,545	785,786
Steven Madden, Ltd. (a)	55,599	1,987,664
Unifi, Inc. (a)	39,578	1,291,430
Vera Bradley, Inc. (a)	49,899	584,816
Wolverine World Wide, Inc.	256,885	5,638,626

		18,201,853

THRIFTS & MORTGAGE FINANCE — 1.5%
Astoria Financial Corp.	238,229	4,442,971
Bank Mutual Corp.	47,244	446,456
Dime Community Bancshares, Inc.	34,984	703,178
HomeStreet, Inc. (a)	60,957	1,926,241
Northwest Bancshares, Inc.	103,191	1,860,534
Oritani Financial Corp.	48,700	913,125

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Provident Financial Services, Inc.	72,261	$2,044,986
TrustCo Bank Corp. NY	107,520	940,800

		13,278,291

TOBACCO — 0.4%
Universal Corp. (b)	59,507	3,793,571

TRADING COMPANIES & DISTRIBUTORS — 0.9%
Applied Industrial Technologies, Inc.	33,625	1,997,325
DXP Enterprises, Inc. (a) (b)	40,357	1,402,002
Kaman Corp.	70,837	3,466,055
Veritiv Corp. (a)	24,607	1,322,626

		8,188,008

WATER UTILITIES — 0.2%
American States Water Co.	49,702	2,264,423

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	53,638	1,112,988

TOTAL COMMON STOCKS (Cost $830,884,271)		903,063,669

SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d)	249,935	249,935

State Street Navigator Securities Lending Government Money Market Portfolio (d) (e)	10,598,607	10,598,607

TOTAL SHORT-TERM INVESTMENTS (Cost $10,848,542)		10,848,542

TOTAL INVESTMENTS — 101.0% (Cost $841,732,813)		913,912,211
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(9,163,072)

NET ASSETS — 100.0%		$904,749,139

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	The rate shown is the annualized seven-day yield at December 31, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$16,225,920	$—	$—	$16,225,920
Air Freight & Logistics	10,247,184	—	—	10,247,184
Airlines	4,926,108	—	—	4,926,108
Auto Components	17,517,332	—	—	17,517,332
Banks	76,553,593	—	—	76,553,593
Biotechnology	4,670,513	—	—	4,670,513
Building Products	5,633,883	—	—	5,633,883
Capital Markets	16,084,202	—	—	16,084,202
Chemicals	29,009,564	—	—	29,009,564
Commercial Services & Supplies	32,145,784	—	—	32,145,784
Communications Equipment	14,985,109	—	—	14,985,109
Construction & Engineering	5,314,063	—	—	5,314,063
Construction Materials	780,236	—	—	780,236
Consumer Finance	16,833,069	—	—	16,833,069
Containers & Packaging	816,587	—	—	816,587
Distributors	5,163,016	—	—	5,163,016
Diversified Consumer Services	4,118,998	—	—	4,118,998
Diversified Telecommunication Services	7,325,894	—	—	7,325,894
Electric Utilities	13,175,106	—	—	13,175,106
Electrical Equipment	7,165,039	—	—	7,165,039
Electronic Equipment, Instruments & Components	41,626,117	—	—	41,626,117
Energy Equipment & Services	22,693,482	—	—	22,693,482
Equity Real Estate Investment Trusts (REITs)	1,216,519	—	—	1,216,519

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Food & Staples Retailing	$6,280,310	$—	$—	$6,280,310
Food Products	16,818,507	—	—	16,818,507
Gas Utilities	12,122,595	—	—	12,122,595
Health Care Equipment & Supplies	19,663,095	—	—	19,663,095
Health Care Providers & Services	34,583,457	—	—	34,583,457
Health Care Technology	2,236,441	—	—	2,236,441
Hotels, Restaurants & Leisure	21,072,009	—	—	21,072,009
Household Durables	16,423,331	—	—	16,423,331
Household Products	1,596,854	—	—	1,596,854
Industrial Conglomerates	998,953	—	—	998,953
Insurance	51,313,682	—	—	51,313,682
Internet & Catalog Retail	1,988,794	—	—	1,988,794
Internet Software & Services	4,092,350	—	—	4,092,350
IT Services	21,554,849	—	—	21,554,849
Leisure Equipment & Products	4,774,838	—	—	4,774,838
Life Sciences Tools & Services	2,499,683	—	—	2,499,683
Machinery	49,037,623	—	—	49,037,623
Marine	3,961,734	—	—	3,961,734
Media	11,357,718	—	—	11,357,718
Metals & Mining	17,674,309	—	—	17,674,309
Multi-Utilities	6,684,328	—	—	6,684,328
Multiline Retail	2,265,234	—	—	2,265,234
Oil, Gas & Consumable Fuels	15,249,088	—	—	15,249,088
Paper & Forest Products	18,706,536	—	—	18,706,536
Personal Products	1,239,146	—	—	1,239,146
Pharmaceuticals	12,760,890	—	—	12,760,890
Professional Services	16,044,385	—	—	16,044,385
Real Estate Investment Trusts (REITs)	39,397,230	—	—	39,397,230
Real Estate Management & Development	4,415,194	—	—	4,415,194
Road & Rail	5,816,082	—	—	5,816,082
Semiconductors & Semiconductor Equipment	12,100,637	—	—	12,100,637
Software	5,734,536	—	—	5,734,536
Specialty Retail	55,312,010	—	—	55,312,010
Technology Hardware, Storage & Peripherals	6,220,789	—	—	6,220,789
Textiles, Apparel & Luxury Goods	18,201,853	—	—	18,201,853
Thrifts & Mortgage Finance	13,278,291	—	—	13,278,291
Tobacco	3,793,571	—	—	3,793,571
Trading Companies & Distributors	8,188,008	—	—	8,188,008
Water Utilities	2,264,423	—	—	2,264,423
Wireless Telecommunication Services	1,112,988	—	—	1,112,988
Short-Term Investments	10,848,542	—	—	10,848,542

TOTAL INVESTMENTS	$913,912,211	$—	$—	$913,912,211

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	413,489	$413,489	9,359,013	9,772,502	—	$—	$899	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	21,174,662	20,924,727	249,935	249,935	1,476	—
State Street Navigator Securities Lending Government Money Market Portfolio*	46,102,334	46,102,334	91,472,673	126,976,400	10,598,607	10,598,607	83,398	—

TOTAL		$46,515,823				$10,848,542	$85,773	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR Global Dow ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 1.4%
BHP Billiton, Ltd.	33,172	$601,937
National Australia Bank, Ltd.	25,010	555,426

		1,157,363

BELGIUM — 0.5%
Anheuser-Busch InBev SA	4,151	440,235

BRAZIL — 0.7%
Petroleo Brasileiro SA Preference Shares (a)	1,500	6,853
Petroleo Brasileiro SA Preference Shares ADR (a)	62,216	548,123

		554,976

CANADA — 1.4%
Potash Corp. of Saskatchewan, Inc.	30,379	550,245
Royal Bank of Canada	8,332	564,579

		1,114,824

CHINA — 3.7%
China Construction Bank Corp. Class H.	664,461	511,641
China Mobile, Ltd.	41,021	434,910
China Petroleum & Chemical Corp. Class H	726,744	515,544
Industrial & Commercial Bank of China, Ltd. Class H	800,016	479,815
PetroChina Co., Ltd. Class H.	775,431	578,087
Tencent Holdings, Ltd.	18,927	463,096

		2,983,093

DENMARK — 0.5%
Vestas Wind Systems A/S	6,238	406,160

FINLAND — 0.6%
Sampo Oyj Class A	11,339	509,368

FRANCE — 6.1%
Air Liquide SA	4,948	551,377
BNP Paribas SA	9,616	614,127
Carrefour SA	20,206	487,838
Cie de Saint-Gobain	11,972	558,829
Engie SA	31,580	403,705
LVMH Moet Hennessy Louis Vuitton SE	3,029	579,544
Societe Generale SA	13,824	681,582
TOTAL SA	10,686	549,126
Vinci SA	6,851	467,528

		4,893,656

GERMANY — 4.7%
Allianz SE	3,376	559,051
BASF SE	6,351	591,564
Daimler AG	7,263	541,761
Deutsche Bank AG (a)	33,766	614,353
E.ON SE	56,525	399,452
SAP SE	5,846	510,612
Siemens AG	4,398	541,811

		3,758,604

HONG KONG — 0.6%
CLP Holdings, Ltd.	50,334	462,560

INDIA — 1.3%
Infosys, Ltd. ADR (b)	33,290	493,691
Reliance Industries, Ltd.	7,452	118,845
Reliance Industries, Ltd. GDR (c)	12,796	403,714

		1,016,250

ITALY — 1.4%
Assicurazioni Generali SpA	38,281	570,121
UniCredit SpA.	196,969	567,997

		1,138,118

JAPAN — 9.6%
Bridgestone Corp.	14,949	540,105
Canon, Inc.	17,821	503,453
Honda Motor Co., Ltd.	17,175	502,873
Komatsu, Ltd.	22,973	521,465
Mitsubishi Corp.	24,001	512,389
Mitsubishi UFJ Financial Group, Inc.	98,347	607,275
Mitsui & Co., Ltd.	38,251	527,023
Mizuho Financial Group, Inc.	294,641	529,993
Nippon Steel & Sumitomo Metal Corp.	24,800	554,324
Panasonic Corp.	51,244	522,611
Seven & i Holdings Co., Ltd.	12,096	461,812
SoftBank Group Corp.	7,730	514,626
Sony Corp.	15,647	439,353
Takeda Pharmaceutical Co., Ltd.	11,409	472,950
Toyota Motor Corp.	8,674	511,508

		7,721,760

LUXEMBOURG — 0.8%
ArcelorMittal (a)	86,369	639,141

MEXICO — 0.7%
America Movil SAB de CV Series L	892,809	564,682

NETHERLANDS — 0.7%
Royal Dutch Shell PLC Class A	20,740	568,435

RUSSIA — 0.8%
Gazprom PJSC ADR	123,128	621,796

SOUTH AFRICA — 1.3%
MTN Group, Ltd.	66,400	612,628
Naspers, Ltd. Class N	2,979	438,755

		1,051,383

SOUTH KOREA — 0.7%
Samsung Electronics Co., Ltd.	22	32,823
Samsung Electronics Co., Ltd. GDR	678	506,466

		539,289

SPAIN — 2.0%
Banco Bilbao Vizcaya Argentaria SA	82,211	556,171
Banco Santander SA	111,030	580,743
Telefonica SA	47,533	442,195

		1,579,109

SWEDEN — 0.5%
Telefonaktiebolaget LM Ericsson Class B	74,791	440,451

SWITZERLAND — 4.3%
ABB, Ltd. (a)	23,078	487,741
Credit Suisse Group AG (a)	37,166	534,260
Nestle SA	6,445	463,233
Novartis AG	6,521	475,433

See accompanying notes to financial statements.

SPDR Global Dow ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Roche Holding AG	2,103	$481,289
Syngenta AG	1,182	468,102
UBS Group AG	34,880	547,386

		3,457,444

TAIWAN — 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	17,282	496,857

UNITED KINGDOM — 6.7%
Anglo American PLC (a)	46,478	666,194
AstraZeneca PLC	8,088	443,481
BAE Systems PLC	71,924	525,683
BP PLC	90,188	567,902
GlaxoSmithKline PLC	24,367	470,304
HSBC Holdings PLC	68,353	554,820
National Grid PLC	36,961	434,604
Rio Tinto PLC	16,766	654,343
Tesco PLC (a)	236,990	605,732
Vodafone Group PLC	176,118	434,914

		5,357,977

UNITED STATES — 48.2%
3M Co.	2,942	525,353
Abbott Laboratories	12,601	484,004
Alphabet, Inc. Class A (a)	332	263,093
Alphabet, Inc. Class C (a)	334	257,788
Amazon.com, Inc. (a)	679	509,162
American Express Co.	7,935	587,825
American International Group, Inc.	8,807	575,185
Amgen, Inc.	3,102	453,543
Apple, Inc.	5,010	580,258
Arconic, Inc.	25,250	468,135
AT&T, Inc.	13,013	553,443
Bank of America Corp.	32,830	725,543
Bank of New York Mellon Corp.	12,626	598,220
Baxter International, Inc.	11,460	508,136
Berkshire Hathaway, Inc. Class B (a)	3,524	574,342
Boeing Co. (b)	4,020	625,834
Carnival Corp.	11,746	611,497
Caterpillar, Inc. (b)	6,397	593,258
Chevron Corp.	5,103	600,623
Cisco Systems, Inc.	16,750	506,185
Coca-Cola Co.	12,225	506,849
Colgate-Palmolive Co.	7,292	477,189
ConocoPhillips	12,231	613,262
CVS Health Corp.	5,646	445,526
Deere & Co. (b)	6,315	650,698
Duke Energy Corp.	6,629	514,543
E.I. du Pont de Nemours & Co.	7,551	554,243
eBay, Inc. (a)	16,204	481,097
Express Scripts Holding Co. (a)	7,265	499,759
Exxon Mobil Corp.	5,950	537,047
Facebook, Inc. Class A (a)	4,065	467,678
FedEx Corp.	3,213	598,261
General Electric Co.	17,162	542,319
Gilead Sciences, Inc.	6,621	474,130
Goldman Sachs Group, Inc.	3,065	733,914
Home Depot, Inc.	4,045	542,354
Honeywell International, Inc.	4,712	545,885
HP, Inc.	37,151	551,321

Intel Corp.	14,581	528,853
International Business Machines Corp.	3,293	546,605
Johnson & Johnson	4,371	503,583
JPMorgan Chase & Co.	7,753	669,006
McDonald’s Corp.	4,510	548,957
Medtronic PLC	6,089	433,719
Merck & Co., Inc.	8,269	486,796
Microsoft Corp.	9,193	571,253
Mondelez International, Inc. Class A	12,277	544,239
Monsanto Co.	4,840	509,216
NextEra Energy, Inc.	4,275	510,692
NIKE, Inc. Class B	9,339	474,701
Pfizer, Inc.	15,332	497,983
Philip Morris International, Inc.	5,298	484,714
Priceline Group, Inc. (a)	365	535,112
Procter & Gamble Co.	6,023	506,414
QUALCOMM, Inc.	8,638	563,198
Schlumberger, Ltd.	6,681	560,870
Simon Property Group, Inc. REIT	2,461	437,246
Southwest Airlines Co.	13,939	694,720
Starbucks Corp.	9,508	527,884
Time Warner, Inc.	6,710	647,716
Travelers Cos., Inc.	4,516	552,849
Twenty-First Century Fox, Inc. Class A	22,165	621,507
Union Pacific Corp.	5,574	577,912
United Parcel Service, Inc. Class B	4,801	550,387
United Technologies Corp.	5,032	551,608
UnitedHealth Group, Inc.	3,867	618,875
Verizon Communications, Inc.	9,972	532,305
Visa, Inc. Class A	6,353	495,661
Wal-Mart Stores, Inc.	7,351	508,101
Walt Disney Co.	5,591	582,694
Wells Fargo & Co.	10,607	584,552
Williams Cos., Inc.	17,202	535,670

		38,833,100

TOTAL COMMON STOCKS (Cost $77,609,888)		80,306,631

SHORT-TERM INVESTMENTS — 0.0% (d)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (e) (f)	37,038	37,038
State Street Navigator Securities Lending Government Money Market Portfolio (f) (g)	1,254	1,254

TOTAL SHORT-TERM INVESTMENTS (Cost $38,292)		38,292

TOTAL INVESTMENTS — 99.8% (Cost $77,648,180)		80,344,923
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		160,403

NET ASSETS — 100.0%		$80,505,326

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.

See accompanying notes to financial statements.

SPDR Global Dow ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of December 31, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	The rate shown is the annualized seven-day yield at December 31, 2016.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,157,363	$—	$—	$1,157,363
Belgium	440,235	—	—	440,235
Brazil	554,976	—	—	554,976
Canada	1,114,824	—	—	1,114,824
China	2,983,093	—	—	2,983,093
Denmark	406,160	—	—	406,160
Finland	509,368	—	—	509,368
France	4,893,656	—	—	4,893,656
Germany	3,758,604	—	—	3,758,604
Hong Kong	462,560	—	—	462,560
India	1,016,250	—	—	1,016,250
Italy	1,138,118	—	—	1,138,118
Japan	7,721,760	—	—	7,721,760
Luxembourg	639,141	—	—	639,141
Mexico	564,682	—	—	564,682
Netherlands	568,435	—	—	568,435
Russia	621,796	—	—	621,796
South Africa	1,051,383	—	—	1,051,383
South Korea	539,289	—	—	539,289
Spain	1,579,109	—	—	1,579,109
Sweden	440,451	—	—	440,451
Switzerland	3,457,444	—	—	3,457,444
Taiwan	496,857	—	—	496,857
United Kingdom	5,357,977	—	—	5,357,977
United States	38,833,100	—	—	38,833,100
Short-Term Investments	38,292	—	—	38,292

TOTAL INVESTMENTS	$80,344,923	$—	$—	$80,344,923

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund, Premier Class	36,193	$36,193	1,718,216	1,717,371	37,038	$37,038	$152	$—
State Street Navigator Securities Lending Government Money Market Portfolio*	9,855,686	9,855,686	21,046,955	30,901,387	1,254	1,254	3,469	—

TOTAL		$9,891,879				$38,292	$3,621	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR Dow Jones REIT ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.8%
Cousins Properties, Inc. REIT	1,761,386	$14,989,395
Parkway, Inc. REIT (a)	226,780	5,045,855
Quality Care Properties, Inc. REIT (a)	479,819	7,437,194

		27,472,444

REAL ESTATE INVESTMENT TRUSTS (REITS) — 98.6%
Acadia Realty Trust (b)	418,426	13,674,162
Alexandria Real Estate Equities, Inc.	410,020	45,565,523
American Campus Communities, Inc.	681,699	33,928,159
American Homes 4 Rent Class A	1,119,179	23,480,375
Apartment Investment & Management Co. Class A REIT	811,446	36,880,221
Apple Hospitality REIT, Inc.	805,081	16,085,518
Ashford Hospitality Prime, Inc.	140,579	1,918,903
Ashford Hospitality Trust, Inc.	419,499	3,255,312
AvalonBay Communities, Inc.	710,238	125,818,662
Boston Properties, Inc. REIT	795,284	100,030,822
Brandywine Realty Trust	901,280	14,880,133
Brixmor Property Group, Inc.	1,350,498	32,979,161
Camden Property Trust	452,494	38,041,171
Care Capital Properties, Inc.	431,420	10,785,500
CBL & Associates Properties, Inc. (b)	877,291	10,088,846
Cedar Realty Trust, Inc. (b)	409,618	2,674,806
Chesapeake Lodging Trust	312,637	8,084,793
Colony Starwood Homes (b)	261,285	7,527,621
Columbia Property Trust, Inc.	635,233	13,721,033
Corporate Office Properties Trust (b)	487,769	15,228,148
CubeSmart REIT	931,210	24,928,492
DCT Industrial Trust, Inc. REIT	469,254	22,467,882
DDR Corp. REIT	1,591,235	24,298,158
DiamondRock Hospitality Co.	1,029,928	11,875,070
Digital Realty Trust, Inc. REIT	822,068	80,776,402
Douglas Emmett, Inc. (b)	744,562	27,221,187
Duke Realty Corp.	1,834,598	48,726,923
DuPont Fabros Technology, Inc. REIT (b)	389,236	17,099,137
Easterly Government Properties, Inc. (b)	125,571	2,513,931
EastGroup Properties, Inc. (b)	168,326	12,429,192
Education Realty Trust, Inc. (b)	376,113	15,909,580
Equity Commonwealth (a)	649,276	19,634,106
Equity LifeStyle Properties, Inc.	414,718	29,901,168
Equity One, Inc.	484,514	14,869,735
Equity Residential REIT	1,891,267	121,721,944
Essex Property Trust, Inc. REIT	338,873	78,787,972
Extra Space Storage, Inc. REIT	650,654	50,256,515
Federal Realty Investment Trust REIT	371,326	52,769,138
FelCor Lodging Trust, Inc.	654,635	5,243,626
First Industrial Realty Trust, Inc. REIT	602,126	16,889,634
First Potomac Realty Trust (b)	295,132	3,237,598
Forest City Realty Trust, Inc. Class A	1,124,377	23,432,017
Franklin Street Properties Corp. REIT (b)	549,256	7,118,358
General Growth Properties, Inc. REIT	3,020,154	75,443,447
HCP, Inc. REIT	2,418,390	71,874,551
Healthcare Realty Trust, Inc. REIT	596,896	18,097,887

Hersha Hospitality Trust	222,947	4,793,361
Highwoods Properties, Inc.	516,834	26,363,702
Hospitality Properties Trust	849,624	26,967,066
Host Hotels & Resorts, Inc. REIT	3,826,613	72,093,389
Hudson Pacific Properties, Inc. REIT	628,635	21,863,925
Independence Realty Trust, Inc.	299,129	2,668,231
Kilroy Realty Corp. REIT	476,956	34,922,718
Kimco Realty Corp. REIT	2,198,376	55,311,140
Kite Realty Group Trust REIT	438,213	10,289,241
LaSalle Hotel Properties (b)	584,874	17,821,111
Liberty Property Trust REIT	760,302	30,031,929
Life Storage, Inc. REIT	239,966	20,459,501
LTC Properties, Inc. (b)	201,391	9,461,349
Macerich Co. REIT	624,409	44,233,134
Mack-Cali Realty Corp.	461,309	13,387,187
Mid-America Apartment Communities, Inc. REIT	587,206	57,499,212
Monogram Residential Trust, Inc.	856,454	9,266,832
National Storage Affiliates Trust	208,873	4,609,827
New York REIT, Inc.	871,467	8,819,246
NexPoint Residential Trust, Inc.	92,764	2,072,348
NorthStar Realty Europe Corp. REIT	291,408	3,662,999
Pebblebrook Hotel Trust (b)	370,394	11,019,221
Pennsylvania Real Estate Investment Trust	356,089	6,751,447
Piedmont Office Realty Trust, Inc. Class A	747,645	15,633,257
Prologis, Inc. REIT	2,734,049	144,330,447
PS Business Parks, Inc.	100,358	11,693,714
Public Storage REIT	771,499	172,430,026
Ramco-Gershenson Properties Trust	405,893	6,729,706
Regency Centers Corp.	540,476	37,265,820
Retail Opportunity Investments Corp. REIT	571,474	12,075,246
Rexford Industrial Realty, Inc. (b)	338,613	7,852,435
RLJ Lodging Trust REIT	639,921	15,671,665
Saul Centers, Inc.	59,843	3,986,142
Senior Housing Properties Trust	1,228,581	23,257,038
Seritage Growth Properties Class A REIT (b)	119,603	5,108,244
Silver Bay Realty Trust Corp. REIT	189,200	3,242,888
Simon Property Group, Inc. REIT	1,625,206	288,750,350
SL Green Realty Corp. REIT	524,074	56,364,159
Sun Communities, Inc. REIT	343,674	26,328,865
Sunstone Hotel Investors, Inc. REIT	1,119,794	17,076,858
Tanger Factory Outlet Centers, Inc.	496,829	17,776,542
Taubman Centers, Inc. (b)	312,531	23,105,417
Tier REIT, Inc. (b)	251,552	4,374,489
UDR, Inc. REIT	1,382,261	50,424,881
Universal Health Realty Income Trust (b)	65,274	4,281,322
Urban Edge Properties	472,055	12,986,233
Ventas, Inc. REIT	1,831,494	114,505,005
Vornado Realty Trust REIT	889,495	92,836,593
Washington Prime Group, Inc. REIT	952,156	9,911,944
Washington Real Estate Investment Trust	388,733	12,707,682
Weingarten Realty Investors REIT	607,243	21,733,227
Welltower, Inc. REIT	1,875,085	125,499,439

See accompanying notes to financial statements.

SPDR Dow Jones REIT ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Xenia Hotels & Resorts, Inc. (b)	549,245	$10,666,338

		3,275,146,607

TOTAL COMMON STOCKS (Cost $2,835,959,763)		3,302,619,051

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d)	6,201,673	6,201,673
State Street Navigator Securities Lending Government Money Market Portfolio (d) (e)	3,902,037	3,902,037

TOTAL SHORT-TERM INVESTMENTS (Cost $10,103,710)		10,103,710

TOTAL INVESTMENTS — 99.7% (Cost $2,846,063,473)		3,312,722,761
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		10,535,970

NET ASSETS — 100.0%		$3,323,258,731

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	The rate shown is the annualized seven-day yield at December 31, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Equity Real Estate Investment Trusts (REITs)	$27,472,444	$—	$—	$27,472,444
Real Estate Investment Trusts (REITs)	3,275,146,607	—	—	3,275,146,607
Short-Term Investments	10,103,710	—	—	10,103,710

TOTAL INVESTMENTS	$3,312,722,761	$—	$—	$3,312,722,761

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	8,262,151	$8,262,151	65,831,888	74,094,039	—	$—	$6,447	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	97,876,933	91,675,260	6,201,673	6,201,673	6,624	—
State Street Navigator Securities Lending Government Money Market Portfolio*	189,464,977	189,464,977	109,882,387	295,445,327	3,902,037	3,902,037	73,151	—

TOTAL		$197,727,128				$10,103,710	$86,222	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Bank ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 4.6%
Bank of New York Mellon Corp.	1,570,911	$74,429,763
Northern Trust Corp.	854,630	76,104,802

		150,534,565

DIVERSIFIED BANKS — 13.7%
Bank of America Corp.	3,307,925	73,105,142
Citigroup, Inc.	1,272,092	75,600,427
Comerica, Inc.	1,090,701	74,287,645
JPMorgan Chase & Co.	893,451	77,095,887
US Bancorp	1,467,740	75,397,804
Wells Fargo & Co.	1,336,696	73,665,317

		449,152,222

OTHER DIVERSIFIED FINANCIAL SERVICES — 2.2%
Voya Financial, Inc.	1,862,989	73,066,429

REGIONAL BANKS — 72.7%
Associated Banc-Corp. (a)	1,066,239	26,336,103
BancorpSouth, Inc.	777,518	24,141,934
Bank of Hawaii Corp. (a)	265,282	23,527,861
Bank of the Ozarks, Inc. (a)	1,465,755	77,084,056
BankUnited, Inc.	1,150,754	43,371,918
BB&T Corp.	1,616,457	76,005,808
Cathay General Bancorp	458,367	17,431,697
CIT Group, Inc.	1,776,734	75,831,007
Citizens Financial Group, Inc.	2,150,880	76,635,855
Commerce Bancshares, Inc.	493,786	28,545,769
Cullen/Frost Bankers, Inc.	613,548	54,133,340
CVB Financial Corp.	526,629	12,075,603
East West Bancorp, Inc.	1,081,686	54,982,099
Fifth Third Bancorp	2,840,481	76,607,773
First Horizon National Corp.	2,485,896	49,742,779
First Republic Bank	857,797	79,037,416
FNB Corp.	2,576,349	41,298,875
Fulton Financial Corp.	1,096,838	20,620,554
Glacier Bancorp, Inc.	328,827	11,913,402
Great Western Bancorp, Inc.	458,575	19,989,284
Hancock Holding Co.	693,621	29,895,065
Home BancShares, Inc.	810,593	22,510,168
Hope Bancorp, Inc.	758,115	16,595,137
Huntington Bancshares, Inc.	5,653,628	74,740,962
IBERIABANK Corp.	408,217	34,188,174
Investors Bancorp, Inc.	3,038,296	42,384,229
KeyCorp	4,137,575	75,593,495
M&T Bank Corp.	495,424	77,499,176
MB Financial, Inc.	601,262	28,397,604
Old National Bancorp	917,047	16,644,403
PacWest Bancorp	945,874	51,493,381
People’s United Financial, Inc.	3,832,450	74,196,232
Pinnacle Financial Partners, Inc.	275,240	19,074,132
PNC Financial Services Group, Inc.	664,082	77,671,031
Popular, Inc.	780,527	34,202,693
PrivateBancorp, Inc.	837,611	45,390,140
Prosperity Bancshares, Inc.	454,062	32,592,570
Regions Financial Corp.	5,231,517	75,124,584
Signature Bank (b)	492,906	74,034,481
Sterling Bancorp (a)	926,393	21,677,596
SunTrust Banks, Inc.	1,392,725	76,390,966
SVB Financial Group (b)	447,219	76,769,614

Synovus Financial Corp.	1,297,580	53,304,586
TCF Financial Corp.	1,265,847	24,797,943
Texas Capital Bancshares, Inc. (b)	466,128	36,544,435
Trustmark Corp.	398,044	14,190,269
UMB Financial Corp. (a)	224,482	17,312,052
Umpqua Holdings Corp.	2,334,695	43,845,572
United Bankshares, Inc. (a)	510,558	23,613,308
Valley National Bancorp	2,502,497	29,129,065
Webster Financial Corp.	756,843	41,081,438
Western Alliance Bancorp (b)	878,875	42,810,001
Wintrust Financial Corp.	332,537	24,132,210
Zions Bancorp	1,766,828	76,044,277

		2,393,184,122

THRIFTS & MORTGAGE FINANCE — 6.6%
Essent Group, Ltd. (b)	713,112	23,083,435
MGIC Investment Corp. (b)	5,431,480	55,346,781
New York Community Bancorp, Inc. (a)	4,482,435	71,315,541
Radian Group, Inc.	2,827,879	50,845,264
Washington Federal, Inc.	466,473	16,023,348

		216,614,369

TOTAL COMMON STOCKS (Cost $2,717,756,085)		3,282,551,707

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d) (Cost $4,280,866)	4,280,866	4,280,866

TOTAL INVESTMENTS — 99.9% (Cost $2,722,036,951)		3,286,832,573
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		3,010,895

NET ASSETS — 100.0%		$3,289,843,468

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.

See accompanying notes to financial statements.

SPDR S&P Bank ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Asset Management & Custody Banks	$150,534,565	$—	$—	$150,534,565
Diversified Banks	449,152,222	—	—	449,152,222
Other Diversified Financial Services	73,066,429	—	—	73,066,429
Regional Banks	2,393,184,122	—	—	2,393,184,122
Thrifts & Mortgage Finance	216,614,369	—	—	216,614,369
Short-Term Investment	4,280,866	—	—	4,280,866

TOTAL INVESTMENTS	$3,286,832,573	$—	$—	$3,286,832,573

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	5,252,510	$5,252,510	29,621,933	34,874,443	—	$—	$5,263	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	32,097,101	27,816,235	4,280,866	4,280,866	4,921	—
State Street Navigator Securities Lending Government Money Market Portfolio*	127,748,999	127,748,999	124,542,947	252,291,946	—	—	38,583	—

TOTAL		$133,001,509				$4,280,866	$48,767	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Capital Markets ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 42.0%
Affiliated Managers Group, Inc. (a)	11,182	$1,624,745
Ameriprise Financial, Inc.	15,193	1,685,511
Artisan Partners Asset Management, Inc. Class A	57,554	1,712,231
Bank of New York Mellon Corp.	36,983	1,752,255
BlackRock, Inc.	4,628	1,761,139
Cohen & Steers, Inc.	22,278	748,541
Diamond Hill Investment Group, Inc.	760	159,889
Eaton Vance Corp.	41,527	1,739,151
Federated Investors, Inc. Class B	60,962	1,724,005
Financial Engines, Inc.	27,074	994,969
Franklin Resources, Inc.	43,927	1,738,631
Invesco, Ltd.	54,939	1,666,849
Janus Capital Group, Inc.	127,400	1,690,598
Legg Mason, Inc.	53,935	1,613,196
Northern Trust Corp.	20,120	1,791,686
NorthStar Asset Management Group, Inc.	118,922	1,774,316
SEI Investments Co.	36,000	1,776,960
State Street Corp. (b)	22,370	1,738,596
T Rowe Price Group, Inc.	23,475	1,766,728
Virtus Investment Partners, Inc.	10,751	1,269,156
Waddell & Reed Financial, Inc. Class A	83,633	1,631,680
WisdomTree Investments, Inc. (c)	140,518	1,565,371

		33,926,203

FINANCIAL EXCHANGES & DATA — 24.4%
Bats Global Markets, Inc.	52,500	1,759,275
CBOE Holdings, Inc.	23,450	1,732,720
CME Group, Inc.	14,650	1,689,878
Donnelley Financial Solutions, Inc. (a)	70,134	1,611,679
FactSet Research Systems, Inc.	10,762	1,758,834
Intercontinental Exchange, Inc.	30,138	1,700,386
MarketAxess Holdings, Inc.	10,789	1,585,120
Moody’s Corp.	18,056	1,702,139
Morningstar, Inc.	13,051	960,032
MSCI, Inc.	22,074	1,738,990
Nasdaq, Inc.	26,204	1,758,812
S&P Global, Inc.	15,664	1,684,507

		19,682,372

INVESTMENT BANKING & BROKERAGE — 33.4%
BGC Partners, Inc. Class A	158,961	1,626,171
Charles Schwab Corp.	45,730	1,804,963
Cowen Group, Inc. Class A (a)	17,617	273,063
E*TRADE Financial Corp. (a)	50,451	1,748,127
Evercore Partners, Inc. Class A	25,680	1,764,216
Goldman Sachs Group, Inc.	7,435	1,780,311
Greenhill & Co., Inc.	60,141	1,665,906
Interactive Brokers Group, Inc. Class A	45,490	1,660,840
INTL. FCStone, Inc. (a)	10,695	423,522
Investment Technology Group, Inc.	28,364	559,905
KCG Holdings, Inc. Class A (a)	63,783	845,125
Lazard, Ltd. Class A	41,884	1,721,014
LPL Financial Holdings, Inc.	50,143	1,765,535
Moelis & Co. Class A	11,791	399,715
Morgan Stanley	41,118	1,737,235
Piper Jaffray Cos. (a)	11,040	800,400
PJT Partners, Inc. Class A	10,521	324,888

Raymond James Financial, Inc.	24,630	1,706,120
Stifel Financial Corp. (a)	34,603	1,728,420
TD Ameritrade Holding Corp.	41,461	1,807,700
Virtu Financial, Inc. Class A	48,224	769,173

		26,912,349

TOTAL COMMON STOCKS (Cost $76,740,861)		80,520,924

SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (d) (e)	100,011	100,011
State Street Navigator Securities Lending Government Money Market Portfolio (e) (f)	1,203,893	1,203,893

TOTAL SHORT-TERM INVESTMENTS (Cost $1,303,904)		1,303,904

TOTAL INVESTMENTS — 101.4% (Cost $78,044,765)		81,824,828
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(1,110,841)

NET ASSETS — 100.0%		$80,713,987

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at December 31, 2016.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR S&P Capital Markets ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Asset Management & Custody Banks	$33,926,203	$—	$—	$33,926,203
Financial Exchanges & Data	19,682,372	—	—	19,682,372
Investment Banking & Brokerage	26,912,349	—	—	26,912,349
Short-Term Investments	1,303,904	—	—	1,303,904

TOTAL INVESTMENTS	$81,824,828	$—	$—	$81,824,828

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Corp.	45,119	$2,432,816	3,644	26,393	22,370	$1,738,596	$17,392	$83,005
State Street Institutional Liquid Reserves Fund, Premier Class	117,181	117,181	666,455	783,636	—	—	222	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	645,365	545,354	100,011	100,011	197	—
State Street Navigator Securities Lending Government Money Market Portfolio*	11,032,773	11,032,773	16,930,514	26,759,394	1,203,893	1,203,893	16,004	—

TOTAL		$13,582,770				$3,042,500	$33,815	$83,005

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Insurance ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
INSURANCE BROKERS — 11.3%
Aon PLC	172,419	$19,229,891
Arthur J Gallagher & Co.	383,985	19,951,861
Brown & Brown, Inc.	438,866	19,687,529
Marsh & McLennan Cos., Inc.	280,595	18,965,416
Willis Towers Watson PLC	158,741	19,410,849

		97,245,546

LIFE & HEALTH INSURANCE — 22.9%
Aflac, Inc.	282,298	19,647,941
American Equity Investment Life Holding Co.	339,746	7,657,875
CNO Financial Group, Inc.	1,005,296	19,251,418
Genworth Financial, Inc. Class A (a)	4,619,215	17,599,209
Lincoln National Corp.	286,141	18,962,564
MetLife, Inc.	339,639	18,303,146
Primerica, Inc.	258,278	17,859,924
Principal Financial Group, Inc.	323,231	18,702,146
Prudential Financial, Inc.	183,873	19,133,824
Torchmark Corp.	264,502	19,509,668
Unum Group	447,509	19,659,070

		196,286,785

MULTI-LINE INSURANCE — 11.0%
American Financial Group, Inc.	190,149	16,755,930
American International Group, Inc.	296,110	19,338,944
Assurant, Inc.	211,546	19,644,162
Hartford Financial Services Group, Inc.	401,570	19,134,811
Loews Corp.	411,533	19,272,090

		94,145,937

PROPERTY & CASUALTY INSURANCE — 40.9%
Allied World Assurance Co. Holdings AG	290,515	15,603,561
Allstate Corp.	269,033	19,940,726
AmTrust Financial Services, Inc.	536,646	14,693,367
Arch Capital Group, Ltd. (a)	226,179	19,516,986
Aspen Insurance Holdings, Ltd.	205,370	11,295,350
Assured Guaranty, Ltd.	476,108	17,982,599
Axis Capital Holdings, Ltd.	305,543	19,942,792
Chubb, Ltd.	147,188	19,446,478
Cincinnati Financial Corp.	249,194	18,876,445
First American Financial Corp.	531,861	19,482,068
FNF Group	568,351	19,301,200

Hanover Insurance Group, Inc.	172,056	15,658,817
Markel Corp. (a)	22,028	19,924,326
Mercury General Corp.	98,627	5,938,332
Old Republic International Corp.	1,048,616	19,923,704
ProAssurance Corp.	85,811	4,822,578
Progressive Corp.	568,824	20,193,252
RLI Corp.	138,297	8,730,690
Travelers Cos., Inc.	163,507	20,016,527
WR Berkley Corp.	299,781	19,938,434
XL Group, Ltd.	526,145	19,604,163

		350,832,395

REINSURANCE — 13.7%
Alleghany Corp. (a)	32,181	19,569,910
Endurance Specialty Holdings, Ltd.	210,647	19,463,783
Everest Re Group, Ltd.	90,894	19,669,461
Reinsurance Group of America, Inc.	152,181	19,148,935
RenaissanceRe Holdings, Ltd.	147,205	20,052,265
Validus Holdings, Ltd.	351,164	19,317,532

		117,221,886

TOTAL COMMON STOCKS (Cost $773,520,394)		855,732,549

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (b) (c) (Cost $1,121,037)	1,121,037	1,121,037

TOTAL INVESTMENTS — 99.9% (Cost $774,641,431)		856,853,586
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		986,784

NET ASSETS — 100.0%		$857,840,370

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day yield at December 31, 2016.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Insurance Brokers	$97,245,546	$—	$—	$97,245,546
Life & Health Insurance	196,286,785	—	—	196,286,785
Multi-line Insurance	94,145,937	—	—	94,145,937
Property & Casualty Insurance	350,832,395	—	—	350,832,395

See accompanying notes to financial statements.

SPDR S&P Insurance ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Reinsurance	$117,221,886	$—	$—	$117,221,886
Short-Term Investment	1,121,037	—	—	1,121,037

TOTAL INVESTMENTS	$856,853,586	$—	$—	$856,853,586

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	1,113,237	$1,113,237	4,005,565	5,118,802	—	$—	$1,056	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	6,906,826	5,785,789	1,121,037	1,121,037	1,068	—
State Street Navigator Securities Lending Government Money Market Portfolio*	24,392,904	24,392,904	39,315,053	63,707,957	—	—	5,284	—

TOTAL		$25,506,141				$1,121,037	$7,408	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Regional Banking ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
REGIONAL BANKS — 99.8%
Ameris Bancorp	230,889	$10,066,760
Associated Banc-Corp.	1,139,151	28,137,030
Banc of California, Inc.	1,827,008	31,698,589
BancorpSouth, Inc.	830,622	25,790,813
Bank of Hawaii Corp. (a)	283,433	25,137,673
Bank of the Ozarks, Inc. (a)	1,600,039	84,146,051
BankUnited, Inc.	1,229,385	46,335,521
Banner Corp.	373,034	20,819,028
BB&T Corp.	2,674,585	125,758,987
Berkshire Hills Bancorp, Inc.	172,552	6,358,541
BOK Financial Corp.	278,040	23,088,442
Boston Private Financial Holdings, Inc.	590,712	9,776,284
Brookline Bancorp, Inc.	227,034	3,723,358
Capital Bank Financial Corp. Class A	134,303	5,271,393
Cardinal Financial Corp.	178,451	5,851,408
Cathay General Bancorp	489,788	18,626,638
CenterState Banks, Inc.	234,032	5,890,585
Central Pacific Financial Corp.	142,533	4,478,387
Chemical Financial Corp.	528,099	28,607,123
CIT Group, Inc.	2,652,440	113,206,139
Citizens Financial Group, Inc.	3,558,733	126,797,657
City Holding Co.	64,587	4,366,081
Columbia Banking System, Inc.	303,757	13,571,863
Commerce Bancshares, Inc. (a)	527,544	30,497,344
Community Bank System, Inc. (a)	177,585	10,972,977
Cullen/Frost Bankers, Inc.	655,504	57,835,118
Customers Bancorp, Inc. (b)	170,997	6,125,113
CVB Financial Corp. (a)	562,596	12,900,326
Eagle Bancorp, Inc. (a) (b)	124,869	7,610,766
East West Bancorp, Inc.	1,155,713	58,744,892
FCB Financial Holdings, Inc. Class A (b)	333,044	15,886,199
Fifth Third Bancorp	4,699,566	126,747,295
First BanCorp (b)	826,872	5,465,624
First Commonwealth Financial Corp.	291,827	4,138,107
First Financial Bancorp	264,914	7,536,803
First Financial Bankshares, Inc. (a)	229,350	10,366,620
First Hawaiian, Inc.	368,280	12,823,510
First Horizon National Corp.	2,656,038	53,147,320
First Interstate BancSystem, Inc. Class A	97,700	4,157,135
First Midwest Bancorp, Inc.	433,419	10,935,161
First Republic Bank	1,160,357	106,915,294
FNB Corp.	2,752,627	44,124,611
Fulton Financial Corp.	1,171,869	22,031,137
Glacier Bancorp, Inc.	351,345	12,729,229
Great Western Bancorp, Inc.	489,996	21,358,926
Hancock Holding Co.	741,210	31,946,151
Hanmi Financial Corp.	209,275	7,303,697
HarborOne Bancorp, Inc. (b)	110,744	2,141,789
Hilltop Holdings, Inc.	373,084	11,117,903
Home BancShares, Inc.	866,025	24,049,514
Hope Bancorp, Inc.	809,978	17,730,418
Huntington Bancshares, Inc.	9,353,901	123,658,571
IBERIABANK Corp.	436,221	36,533,509
Independent Bank Corp.	108,299	7,629,665

Independent Bank Group, Inc.	92,676	5,782,982
International Bancshares Corp.	152,572	6,224,938
Investors Bancorp, Inc.	3,246,134	45,283,569
KeyCorp	6,845,651	125,070,044
LegacyTexas Financial Group, Inc.	329,308	14,180,002
M&T Bank Corp.	819,696	128,225,045
MB Financial, Inc.	642,383	30,339,749
National Bank Holdings Corp. Class A	218,036	6,953,168
NBT Bancorp, Inc. (a)	138,841	5,814,661
OFG Bancorp	357,064	4,677,538
Old National Bancorp	979,850	17,784,277
Opus Bank	298,811	8,979,271
Pacific Premier Bancorp, Inc. (b)	130,272	4,605,115
PacWest Bancorp (a)	1,010,558	55,014,778
People’s United Financial, Inc. (a)	4,156,307	80,466,104
Pinnacle Financial Partners, Inc.	294,090	20,380,437
PNC Financial Services Group, Inc.	1,098,636	128,496,467
Popular, Inc.	833,974	36,544,741
PrivateBancorp, Inc.	894,905	48,494,902
Prosperity Bancshares, Inc.	485,121	34,821,985
Regions Financial Corp.	8,655,581	124,294,143
Renasant Corp.	190,291	8,034,086
ServisFirst Bancshares, Inc.	155,440	5,819,674
Signature Bank (b)	740,618	111,240,824
Simmons First National Corp. Class A	91,546	5,689,584
South State Corp.	114,081	9,970,679
Southside Bancshares, Inc.	91,633	3,451,815
State Bank Financial Corp.	71,488	1,920,168
Sterling Bancorp	989,833	23,162,092
SunTrust Banks, Inc.	2,304,342	126,393,159
SVB Financial Group (b)	580,931	99,722,615
Synovus Financial Corp.	1,386,427	56,954,421
TCF Financial Corp.	1,352,571	26,496,866
Texas Capital Bancshares, Inc. (b)	497,941	39,038,574
Trustmark Corp.	425,273	15,160,982
UMB Financial Corp.	239,828	18,495,535
Umpqua Holdings Corp.	2,494,418	46,845,170
United Bankshares, Inc.	545,538	25,231,132
United Community Banks, Inc.	493,452	14,616,048
Valley National Bancorp	2,673,740	31,122,334
Webster Financial Corp. (a)	808,605	43,891,079
Westamerica Bancorporation (a)	133,193	8,381,835
Western Alliance Bancorp (b)	939,045	45,740,882
Wintrust Financial Corp.	355,356	25,788,185
Zions Bancorp	2,923,177	125,813,538

TOTAL COMMON STOCKS (Cost $3,066,314,834)		3,524,080,268

See accompanying notes to financial statements.

SPDR S&P Regional Banking ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d)	963,527	$963,527
State Street Navigator Securities Lending Government Money Market Portfolio (d) (e)	8,738,477	8,738,477

TOTAL SHORT-TERM INVESTMENTS (Cost $9,702,004)		9,702,004

TOTAL INVESTMENTS — 100.1% (Cost $3,076,016,838)		3,533,782,272
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(4,717,672)

NET ASSETS — 100.0%		$3,529,064,600

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Non-income producing security.
(c)	The rate shown is the annualized seven-day yield at December 31, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Regional Banks	$3,524,080,268	$—	$—	$3,524,080,268
Short-Term Investments	9,702,004	—	—	9,702,004

TOTAL INVESTMENTS	$3,533,782,272	$—	$—	$3,533,782,272

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	3,291,452	$3,291,452	22,914,366	26,205,818	—	$—	$3,468	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	15,461,022	14,497,495	963,527	963,527	4,314	—
State Street Navigator Securities Lending Government Money Market Portfolio*	61,790,990	61,790,990	169,663,347	222,715,860	8,738,477	8,738,477	70,358	—

TOTAL		$65,082,442				$9,702,004	$78,140	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR Morgan Stanley Technology ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AUTOMOBILES — 3.0%
Tesla Motors, Inc. (a)	80,041	$17,103,961

COMMUNICATIONS EQUIPMENT — 17.1%
Arista Networks, Inc. (a) (b)	167,714	16,229,684
Cisco Systems, Inc.	530,089	16,019,289
F5 Networks, Inc. (a)	112,194	16,236,716
Juniper Networks, Inc.	571,500	16,150,590
Motorola Solutions, Inc.	194,472	16,119,784
Palo Alto Networks, Inc. (a) (b)	125,441	15,686,397

		96,442,460

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
Corning, Inc.	667,281	16,194,910

INTERNET & CATALOG RETAIL — 8.6%
Amazon.com, Inc. (a)	21,458	16,090,711
Netflix, Inc. (a) (b)	130,673	16,177,317
Priceline Group, Inc. (a)	10,948	16,050,425

		48,318,453

INTERNET SOFTWARE & SERVICES — 11.3%
Alibaba Group Holding, Ltd. ADR (a)	182,926	16,062,732
Alphabet, Inc. Class A (a)	20,061	15,897,340
eBay, Inc. (a)	549,247	16,307,143
Facebook, Inc. Class A (a)	135,453	15,583,868

		63,851,083

IT SERVICES — 14.3%
Accenture PLC Class A	131,818	15,439,842
Automatic Data Processing, Inc.	160,794	16,526,407
Cognizant Technology Solutions Corp. Class A (a)	287,507	16,109,017
International Business Machines Corp.	97,193	16,133,066
Visa, Inc. Class A	206,967	16,147,566

		80,355,898

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.3%
Applied Materials, Inc.	498,801	16,096,308
Broadcom, Ltd.	90,718	16,036,221
Intel Corp.	446,589	16,197,783
Lam Research Corp.	155,267	16,416,380
QUALCOMM, Inc.	243,961	15,906,257

		80,652,949

SOFTWARE — 22.6%
Adobe Systems, Inc. (a)	156,600	16,121,970
Microsoft Corp.	260,950	16,215,433
Oracle Corp.	414,703	15,945,330
salesforce.com, Inc. (a)	232,495	15,916,608
SAP SE ADR (b)	190,734	16,485,140
ServiceNow, Inc. (a)	208,243	15,480,785
Splunk, Inc. (a) (b)	292,605	14,966,746
VMware, Inc. Class A (a) (b)	200,687	15,800,087

		126,932,099

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.8%
Apple, Inc.	139,800	16,191,636
Western Digital Corp.	240,500	16,341,975

		32,533,611

TOTAL COMMON STOCKS (Cost $455,445,129)		562,385,424

SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d)	297,203	297,203
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	2,613,757	2,613,757

TOTAL SHORT-TERM INVESTMENTS (Cost $2,910,960)		2,910,960

TOTAL INVESTMENTS — 100.4% (Cost $458,356,089)		565,296,384
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(2,347,494)

NET ASSETS — 100.0%		$562,948,890

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.
(e)	Investment of cash collateral for securities loaned

ADR = American Depositary Receipt

See accompanying notes to financial statements.

SPDR Morgan Stanley Technology ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Automobiles	$17,103,961	$—	$—	$17,103,961
Communications Equipment	96,442,460	—	—	96,442,460
Electronic Equipment, Instruments & Components	16,194,910	—	—	16,194,910
Internet & Catalog Retail	48,318,453	—	—	48,318,453
Internet Software & Services	63,851,083	—	—	63,851,083
IT Services	80,355,898	—	—	80,355,898
Semiconductors & Semiconductor Equipment	80,652,949	—	—	80,652,949
Software	126,932,099	—	—	126,932,099
Technology Hardware, Storage & Peripherals	32,533,611	—	—	32,533,611
Short-Term Investments	2,910,960	—	—	2,910,960

TOTAL INVESTMENTS	$565,296,384	$—	$—	$565,296,384

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	927,485	$927,485	1,669,893	2,597,378	—	$—	$1,392	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	14,118,003	13,820,800	297,203	297,203	1,205	—
State Street Navigator Securities Lending Government Money Market Portfolio*	34,544,012	34,544,012	125,841,007	157,771,262	2,613,757	2,613,757	450,645	—

TOTAL		$35,471,497				$2,910,960	$453,242	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Dividend ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.0%
General Dynamics Corp.	768,729	$132,728,749
United Technologies Corp.	1,551,460	170,071,045

		302,799,794

AIR FREIGHT & LOGISTICS — 0.6%
Expeditors International of Washington, Inc.	1,835,003	97,181,759

BANKS — 5.2%
Commerce Bancshares, Inc. (a)	2,287,158	132,220,604
Cullen/Frost Bankers, Inc. (b)	2,345,287	206,924,672
People’s United Financial, Inc. (a)	15,746,400	304,850,304
United Bankshares, Inc. (a)	2,950,284	136,450,635

		780,446,215

BEVERAGES — 2.9%
Brown-Forman Corp. Class B (a)	1,877,238	84,325,531
Coca-Cola Co.	4,618,620	191,487,985
PepsiCo, Inc.	1,532,292	160,323,712

		436,137,228

BIOTECHNOLOGY — 1.5%
AbbVie, Inc. (a)	3,514,465	220,075,798

BUILDING PRODUCTS — 0.2%
AO Smith Corp.	596,792	28,258,101

CAPITAL MARKETS — 4.4%
Eaton Vance Corp.	4,263,616	178,560,238
Franklin Resources, Inc.	3,463,163	137,071,992
S&P Global, Inc.	542,462	58,336,363
SEI Investments Co.	1,474,637	72,788,082
T Rowe Price Group, Inc. (a)	2,889,711	217,479,650

		664,236,325

CHEMICALS — 6.0%
Air Products & Chemicals, Inc.	1,008,553	145,050,092
Albemarle Corp.	1,017,208	87,561,265
Ecolab, Inc.	585,576	68,641,219
HB Fuller Co. (a)	1,613,553	77,950,745
PPG Industries, Inc.	986,483	93,479,129
Praxair, Inc.	1,233,942	144,605,663
RPM International, Inc.	2,494,749	134,292,339
Sherwin-Williams Co.	259,682	69,786,941
Valspar Corp.	701,907	72,724,584

		894,091,977

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp. (a)	656,102	75,819,147

CONTAINERS & PACKAGING — 2.6%
AptarGroup, Inc.	1,196,282	87,866,913
Bemis Co., Inc.	2,671,003	127,727,364
Sonoco Products Co. (a)	3,263,339	171,977,965

		387,572,242

DISTRIBUTORS — 1.1%
Genuine Parts Co.	1,709,233	163,300,121

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.2%
AT&T, Inc.	7,621,590	324,146,223

ELECTRIC UTILITIES — 1.1%
NextEra Energy, Inc. (a)	1,359,098	162,357,847

ELECTRICAL EQUIPMENT — 1.5%
Emerson Electric Co.	4,116,687	229,505,300

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.2%
Quality Care Properties, Inc. REIT (c)	1,996,272	30,942,216

FOOD & STAPLES RETAILING — 3.0%
Sysco Corp.	3,149,051	174,362,954
Wal-Mart Stores, Inc.	2,381,593	164,615,708
Walgreens Boots Alliance, Inc.	1,330,238	110,090,497

		449,069,159

FOOD PRODUCTS — 3.1%
Archer-Daniels-Midland Co.	3,977,524	181,573,971
Hormel Foods Corp. (a)	2,391,703	83,255,181
Lancaster Colony Corp.	663,535	93,817,214
McCormick & Co., Inc.	1,089,546	101,687,328

		460,333,694

GAS UTILITIES — 4.5%
Atmos Energy Corp.	1,865,636	138,336,909
National Fuel Gas Co. (a)	2,648,359	150,003,054
New Jersey Resources Corp. (a)	3,093,575	109,821,912
UGI Corp.	2,793,909	128,743,327
WGL Holdings, Inc. (a)	1,860,578	141,924,890

		668,830,092

HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Abbott Laboratories	3,616,089	138,893,978
Becton Dickinson and Co.	506,977	83,930,042
C.R. Bard, Inc.	127,522	28,649,093
Medtronic PLC	1,420,074	101,151,871
West Pharmaceutical Services, Inc. (a)	574,706	48,752,310

		401,377,294

HEALTH CARE PROVIDERS & SERVICES — 0.9%
Cardinal Health, Inc. (a)	1,816,130	130,706,876

HOTELS, RESTAURANTS & LEISURE — 1.4%
McDonald’s Corp.	1,705,268	207,565,221

HOUSEHOLD DURABLES — 1.3%
Leggett & Platt, Inc. (a)	3,936,322	192,407,419

HOUSEHOLD PRODUCTS — 4.1%
Clorox Co.	1,280,140	153,642,403
Colgate-Palmolive Co.	1,760,198	115,187,357
Kimberly-Clark Corp.	1,521,792	173,666,903
Procter & Gamble Co.	2,108,220	177,259,138

		619,755,801

INDUSTRIAL CONGLOMERATES — 1.9%
3M Co.	874,090	156,086,251
Carlisle Cos., Inc.	770,296	84,955,946
Roper Technologies, Inc. (a)	227,797	41,705,075

		282,747,272

INSURANCE — 6.1%
Aflac, Inc.	1,936,414	134,774,415
Brown & Brown, Inc.	2,110,673	94,684,791
Chubb, Ltd.	1,067,411	141,026,341
Cincinnati Financial Corp.	2,102,727	159,281,570

See accompanying notes to financial statements.

SPDR S&P Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Mercury General Corp. (a)	1,015,955	$61,170,651
Old Republic International Corp.	9,618,835	182,757,865
RenaissanceRe Holdings, Ltd. (a)	501,946	68,375,084
RLI Corp. (a)	1,028,440	64,925,417

		906,996,134

IT SERVICES — 2.7%
Automatic Data Processing, Inc.	1,629,127	167,441,673
International Business Machines Corp. (a)	1,391,254	230,934,252

		398,375,925

LEISURE EQUIPMENT & PRODUCTS — 1.1%
Polaris Industries, Inc. (a)	2,067,394	170,332,592

MACHINERY — 8.0%
Caterpillar, Inc. (a)	2,397,593	222,352,775
CLARCOR, Inc.	1,397,561	115,256,856
Donaldson Co., Inc.	3,067,777	129,092,056
Dover Corp.	2,059,674	154,331,373
Illinois Tool Works, Inc. (a)	1,139,899	139,592,032
Lincoln Electric Holdings, Inc. (a)	1,869,482	143,333,185
Nordson Corp.	638,650	71,560,732
Pentair PLC	2,134,291	119,669,696
Stanley Black & Decker, Inc.	937,875	107,564,884

		1,202,753,589

MEDIA — 0.7%
John Wiley & Sons, Inc. Class A (a)	1,812,253	98,767,789

METALS & MINING — 1.5%
Nucor Corp.	3,780,244	225,000,123

MULTI-UTILITIES — 4.8%
Black Hills Corp. (b)	2,731,355	167,541,316
Consolidated Edison, Inc.	2,890,273	212,955,314
MDU Resources Group, Inc. (a)	7,004,274	201,512,963
Vectren Corp.	2,642,027	137,781,708

		719,791,301

MULTILINE RETAIL — 1.5%
Target Corp.	3,041,915	219,717,520

OIL, GAS & CONSUMABLE FUELS — 3.3%
Chevron Corp.	2,454,790	288,928,783
Exxon Mobil Corp.	2,350,040	212,114,610

		501,043,393

PHARMACEUTICALS — 1.1%
Johnson & Johnson	1,416,783	163,227,569

REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.9%
Essex Property Trust, Inc. REIT (a)	831,574	193,340,955
Federal Realty Investment Trust REIT	1,021,765	145,203,024
HCP, Inc. REIT	9,981,089	296,637,965
National Retail Properties, Inc.	4,498,098	198,815,933
Realty Income Corp. REIT (a)	3,454,275	198,551,727
Tanger Factory Outlet Centers, Inc.	4,334,439	155,086,227

		1,187,635,831

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.9%
Linear Technology Corp.	2,129,093	132,748,949

SOFTWARE — 0.4%
CDK Global, Inc.	1,014,454	60,552,759

SPECIALTY RETAIL — 1.1%
Lowe’s Cos., Inc.	1,623,064	115,432,312
Ross Stores, Inc.	787,230	51,642,288

		167,074,600

TEXTILES,APPAREL & LUXURY GOODS — 1.1%
VF Corp. (a)	2,956,415	157,724,740

TRADING COMPANIES & DISTRIBUTORS — 1.0%
W.W. Grainger, Inc. (a)	629,724	146,253,399

WATER UTILITIES — 1.0%
Aqua America, Inc. (a)	5,021,004	150,830,960

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Telephone & Data Systems, Inc.	3,595,014	103,788,054

TOTAL COMMON STOCKS (Cost $11,637,129,308)		14,922,278,348

SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (d) (e)	15,936,161	15,936,161
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	107,866,945	107,866,945

TOTAL SHORT-TERM INVESTMENTS (Cost $123,803,106)		123,803,106

TOTAL INVESTMENTS — 100.6%
(Cost $11,760,932,414)		15,046,081,454
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(86,805,545)

NET ASSETS — 100.0%		$14,959,275,909

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	This security is an affiliated investment as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2016.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$302,799,794	$—	$—	$302,799,794
Air Freight & Logistics	97,181,759	—	—	97,181,759
Banks	780,446,215	—	—	780,446,215
Beverages	436,137,228	—	—	436,137,228
Biotechnology	220,075,798	—	—	220,075,798
Building Products	28,258,101	—	—	28,258,101
Capital Markets	664,236,325	—	—	664,236,325
Chemicals	894,091,977	—	—	894,091,977
Commercial Services & Supplies	75,819,147	—	—	75,819,147
Containers & Packaging	387,572,242	—	—	387,572,242
Distributors	163,300,121	—	—	163,300,121
Diversified Telecommunication Services	324,146,223	—	—	324,146,223
Electric Utilities	162,357,847	—	—	162,357,847
Electrical Equipment	229,505,300	—	—	229,505,300
Equity Real Estate Investment Trusts (REITs)	30,942,216	—	—	30,942,216
Food & Staples Retailing	449,069,159	—	—	449,069,159
Food Products	460,333,694	—	—	460,333,694
Gas Utilities	668,830,092	—	—	668,830,092
Health Care Equipment & Supplies	401,377,294	—	—	401,377,294
Health Care Providers & Services	130,706,876	—	—	130,706,876
Hotels, Restaurants & Leisure	207,565,221	—	—	207,565,221
Household Durables	192,407,419	—	—	192,407,419
Household Products	619,755,801	—	—	619,755,801
Industrial Conglomerates	282,747,272	—	—	282,747,272
Insurance	906,996,134	—	—	906,996,134
IT Services	398,375,925	—	—	398,375,925
Leisure Equipment & Products	170,332,592	—	—	170,332,592
Machinery	1,202,753,589	—	—	1,202,753,589
Media	98,767,789	—	—	98,767,789
Metals & Mining	225,000,123	—	—	225,000,123
Multi-Utilities	719,791,301	—	—	719,791,301
Multiline Retail	219,717,520	—	—	219,717,520
Oil, Gas & Consumable Fuels	501,043,393	—	—	501,043,393
Pharmaceuticals	163,227,569	—	—	163,227,569
Real Estate Investment Trusts (REITs)	1,187,635,831	—	—	1,187,635,831
Semiconductors & Semiconductor Equipment	132,748,949	—	—	132,748,949
Software	60,552,759	—	—	60,552,759
Specialty Retail	167,074,600	—	—	167,074,600
Textiles, Apparel & Luxury Goods	157,724,740	—	—	157,724,740
Trading Companies & Distributors	146,253,399	—	—	146,253,399
Water Utilities	150,830,960	—	—	150,830,960
Wireless Telecommunication Services	103,788,054	—	—	103,788,054
Short-Term Investments	123,803,106	—	—	123,803,106

TOTAL INVESTMENTS	$15,046,081,454	$—	$—	$15,046,081,454

See accompanying notes to financial statements.

SPDR S&P Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
Black Hills Corp.	2,594,408	$163,551,480	410,440	273,493	2,731,355	$167,541,316	$2,217,545	$1,651,575
Cullen/Frost Bankers, Inc.	3,286,079	209,421,815	332,013	1,272,805	2,345,287	206,924,672	2,880,961	2,860,362
State Street Institutional Liquid Reserves Fund, Premier Class	11,738,494	11,738,494	154,423,430	166,161,924	—	—	38,050	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	310,001,430	294,065,269	15,936,161	15,936,160	38,619	—
State Street Navigator Securities Lending Government Money Market Portfolio*	591,373,476	591,373,476	742,345,907	1,225,852,438	107,866,945	107,866,945	812,465	—

TOTAL		$976,085,265				$498,269,093	$5,987,640	$4,511,937

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Aerospace & Defense ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 99.8%
AAR Corp.	204,430	$6,756,412
Aerojet Rocketdyne Holdings, Inc. (a)	249,602	4,480,356
Aerovironment, Inc. (a) (b)	119,757	3,213,080
Arconic, Inc.	964,052	17,873,524
Astronics Corp. (a)	88,984	3,011,219
B/E Aerospace, Inc.	349,458	21,033,877
Boeing Co.	134,297	20,907,357
BWX Technologies, Inc.	538,603	21,382,539
Cubic Corp.	139,864	6,706,479
Curtiss-Wright Corp.	174,873	17,200,508
DigitalGlobe, Inc. (a)	248,984	7,133,392
Engility Holdings, Inc. (a)	70,228	2,366,684
Esterline Technologies Corp. (a)	131,801	11,756,649
General Dynamics Corp.	119,827	20,689,330
HEICO Corp.	124,312	9,590,671
Hexcel Corp.	393,194	20,225,899
Huntington Ingalls Industries, Inc.	115,795	21,328,281
KLX, Inc. (a)	260,508	11,751,516
Kratos Defense & Security Solutions, Inc. (a)	349,346	2,585,160
L3 Technologies, Inc. (a)	132,639	20,175,718
Lockheed Martin Corp.	80,977	20,239,391
Mercury Systems, Inc. (a)	152,000	4,593,440
Moog, Inc. Class A (a)	84,239	5,532,818
National Presto Industries, Inc. (a)	16,061	1,708,890
Northrop Grumman Corp.	88,143	20,500,299
Orbital ATK, Inc.	239,150	20,980,629
Raytheon Co.	143,652	20,398,584
Rockwell Collins, Inc.	222,701	20,657,745
Spirit AeroSystems Holdings, Inc. Class A	344,417	20,096,732

TASER International, Inc. (a) (b)	881,189	21,360,021
Teledyne Technologies, Inc. (a)	100,640	12,378,720
Textron, Inc.	434,310	21,090,094
TransDigm Group, Inc.	84,249	20,974,631
Triumph Group, Inc. (b)	620,504	16,443,356
United Technologies Corp.	191,423	20,983,789
Wesco Aircraft Holdings, Inc. (a)	323,061	4,829,762

TOTAL COMMON STOCKS (Cost $473,345,489)		502,937,552

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d) (Cost $947,278)	947,278	947,278

TOTAL INVESTMENTS —100.0% (Cost $474,292,767)		503,884,830
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (e)		25,366

NET ASSETS — 100.0%		$503,910,196

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.
(e)	Amount shown represents less than 0.05% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$502,937,552	$—	$—	$502,937,552
Short-Term Investment	947,278	—	—	947,278

TOTAL INVESTMENTS	$503,884,830	$—	$—	$503,884,830

See accompanying notes to financial statements.

SPDR S&P Aerospace & Defense ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	290,471	$290,471	748,316	1,038,787	—	$—	$453	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	4,862,888	3,915,610	947,278	947,278	590	—
State Street Navigator Securities Lending Government Money Market Portfolio*	14,250,595	14,250,595	51,219,166	65,469,761	—	—	18,740	—

TOTAL		$14,541,066				$947,278	$19,783	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Biotech ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.9%
AbbVie, Inc.	926,335	$58,007,098
ACADIA Pharmaceuticals, Inc. (a) (b)	2,130,116	61,432,545
Acceleron Pharma, Inc. (a)	424,593	10,835,613
Achillion Pharmaceuticals, Inc. (a)	3,109,973	12,844,188
Acorda Therapeutics, Inc. (a)	731,964	13,760,923
Agenus, Inc. (a) (b)	2,229,757	9,186,599
Agios Pharmaceuticals, Inc. (a) (b)	848,858	35,422,844
Aimmune Therapeutics, Inc. (a)	155,186	3,173,554
Alder Biopharmaceuticals, Inc. (a) (b)	912,005	18,969,704
Alexion Pharmaceuticals, Inc. (a)	431,607	52,807,116
Alkermes PLC (a)	1,025,739	57,010,574
Alnylam Pharmaceuticals, Inc. (a) (b)	1,349,259	50,516,257
AMAG Pharmaceuticals, Inc. (a) (b)	640,032	22,273,114
Amgen, Inc.	397,425	58,107,509
Amicus Therapeutics, Inc. (a)	3,046,888	15,143,033
Arena Pharmaceuticals, Inc. (a)	1,932,920	2,744,746
ARIAD Pharmaceuticals, Inc. (a)	4,495,547	55,924,605
Array BioPharma, Inc. (a) (b)	3,464,058	30,449,070
Atara Biotherapeutics, Inc. (a)	226,694	3,219,055
Avexis, Inc. (a)	432,349	20,636,018
BioCryst Pharmaceuticals, Inc. (a)	756,069	4,785,917
Biogen, Inc. (a)	198,114	56,181,168
BioMarin Pharmaceutical, Inc. (a)	689,512	57,119,174
Bluebird Bio, Inc. (a) (b)	820,222	50,607,697
Blueprint Medicines Corp. (a)	346,804	9,727,852
Celgene Corp. (a)	502,370	58,149,327
Celldex Therapeutics, Inc. (a)	2,617,603	9,266,315
Clovis Oncology, Inc. (a)	1,563,548	69,452,802
Coherus Biosciences, Inc. (a)	443,290	12,478,614
Cytokinetics, Inc. (a)	306,500	3,723,975
Eagle Pharmaceuticals, Inc. (a) (b)	461,390	36,606,683
Emergent BioSolutions, Inc. (a)	442,078	14,517,842
Enanta Pharmaceuticals, Inc. (a)	199,998	6,699,933
Epizyme, Inc. (a)	322,175	3,898,318
Exact Sciences Corp. (a)	3,692,502	49,331,827
Exelixis, Inc. (a)	3,385,048	50,471,066
FibroGen, Inc. (a)	435,321	9,315,869
Five Prime Therapeutics, Inc. (a)	449,583	22,528,604
Genomic Health, Inc. (a)	226,130	6,645,961
Geron Corp. (a) (b)	1,876,156	3,883,643
Gilead Sciences, Inc.	784,122	56,150,976
Halozyme Therapeutics, Inc. (a) (b)	1,869,654	18,472,182
Heron Therapeutics, Inc. (a) (b)	825,973	10,820,246
Incyte Corp. (a)	566,542	56,807,166
Inovio Pharmaceuticals, Inc. (a) (b)	1,360,452	9,441,537
Insmed, Inc. (a)	351,509	4,650,464
Intercept Pharmaceuticals, Inc. (a) (b)	537,529	58,402,526
Intrexon Corp. (a) (b)	1,304,823	31,707,199
Ionis Pharmaceuticals, Inc. (a) (b)	1,250,986	59,834,660
Ironwood Pharmaceuticals, Inc. (a) (b)	1,516,852	23,192,667
Juno Therapeutics, Inc. (a) (b)	2,590,143	48,824,196
Keryx Biopharmaceuticals, Inc. (a) (b)	1,484,551	8,699,469

Kite Pharma, Inc. (a) (b)	1,242,286	55,704,104
Lexicon Pharmaceuticals, Inc. (a) (b)	784,749	10,853,079
Ligand Pharmaceuticals, Inc. (a)	422,010	42,880,436
MacroGenics, Inc. (a) (b)	276,951	5,660,878
Merrimack Pharmaceuticals, Inc. (a) (b)	3,280,154	13,383,028
MiMedx Group, Inc. (a) (b)	845,881	7,494,506
Momenta Pharmaceuticals, Inc. (a)	499,646	7,519,672
Myriad Genetics, Inc. (a) (b)	2,310,286	38,512,468
Neurocrine Biosciences, Inc. (a)	1,175,606	45,495,952
Novavax, Inc. (a) (b)	15,184,047	19,131,899
Ophthotech Corp. (a) (b)	1,024,238	4,947,070
OPKO Health, Inc. (a) (b)	3,622,782	33,691,873
Otonomy, Inc. (a)	149,073	2,370,261
Portola Pharmaceuticals, Inc. (a) (b)	1,044,860	23,446,658
Progenics Pharmaceuticals, Inc. (a) (b)	854,540	7,383,226
Prothena Corp. PLC (a)	469,211	23,080,489
Puma Biotechnology, Inc. (a)	1,455,636	44,688,025
Radius Health, Inc. (a) (b)	1,297,283	49,335,672
Regeneron Pharmaceuticals, Inc. (a)	153,100	56,201,479
Repligen Corp. (a)	328,685	10,130,072
Retrophin, Inc. (a) (b)	564,488	10,685,758
Sage Therapeutics, Inc. (a) (b)	598,832	30,576,362
Sarepta Therapeutics, Inc. (a) (b)	1,745,317	47,874,045
Seattle Genetics, Inc. (a) (b)	878,741	46,371,163
Spark Therapeutics, Inc. (a)	568,230	28,354,677
Synergy Pharmaceuticals, Inc. (a)	3,100,447	18,881,722
TESARO, Inc. (a) (b)	438,613	58,984,676
Ultragenyx Pharmaceutical, Inc. (a) (b)	719,817	50,610,333
United Therapeutics Corp. (a) (b)	432,864	62,085,684
Vanda Pharmaceuticals, Inc. (a)	773,868	12,343,195
Vertex Pharmaceuticals, Inc. (a)	743,487	54,772,687
Xencor, Inc. (a)	243,157	6,399,892
ZIOPHARM Oncology, Inc. (a) (b)	1,877,778	10,046,112

		2,454,757,193

TOTAL COMMON STOCKS (Cost $3,004,451,178)		2,454,757,193

RIGHTS — 0.1%
BIOTECHNOLOGY — 0.1%
Dyax Corp. (a) (c) (Cost $954,377)	859,799	954,377

SHORT-TERM INVESTMENTS — 10.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (d) (e)	1,024,736	1,024,736
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	247,199,795	247,199,795

TOTAL SHORT-TERM INVESTMENTS (Cost $248,224,531)		248,224,531

TOTAL INVESTMENTS — 110.1% (Cost $3,253,630,086)		2,703,936,101
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.1)%		(247,412,604)

NET ASSETS — 100.0%		$2,456,523,497

See accompanying notes to financial statements.

SPDR S&P Biotech ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. As of December 31, 2016, total aggregate fair value of securities is $954,377 representing 0.0% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2016.
(f)	Investment of cash collateral for securities loaned.

CVR = Contingent Value Rights

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Biotechnology	$2,454,757,193	$—	$—	$2,454,757,193
Rights
Biotechnology	—	954,377	—	954,377
Short-Term Investments	248,224,531	—	—	248,224,531

TOTAL INVESTMENTS	$2,702,981,724	$954,377	$—	$2,703,936,101

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	9,655,871	9,655,871	—	$—	$2,073	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	38,744,645	37,719,909	1,024,736	1,024,736	1,295	—
State Street Navigator Securities Lending Government Money Market Portfolio*	418,684,146	418,684,146	1,022,530,666	1,194,015,017	247,199,795	247,199,795	3,735,309	—

TOTAL		$418,684,146				$248,224,531	$3,738,677	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Health Care Equipment ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
HEALTH CARE EQUIPMENT — 75.0%
Abaxis, Inc. (a)	17,314	$913,659
Abbott Laboratories	33,493	1,286,466
Abiomed, Inc. (b)	11,229	1,265,284
Accuray, Inc. (a) (b)	73,819	339,567
Analogic Corp. (a)	11,024	914,441
AngioDynamics, Inc. (b)	40,044	675,542
AtriCure, Inc. (a) (b)	30,113	589,311
Baxter International, Inc.	29,281	1,298,320
Becton Dickinson and Co.	7,885	1,305,362
Boston Scientific Corp. (b)	63,092	1,364,680
C.R. Bard, Inc.	6,060	1,361,440
Cantel Medical Corp.	15,474	1,218,578
Cardiovascular Systems, Inc. (b)	39,360	952,906
CONMED Corp.	18,194	803,629
CryoLife, Inc.	27,985	535,913
Cynosure, Inc. Class A (a) (b)	27,583	1,257,785
Danaher Corp.	16,811	1,308,568
DexCom, Inc. (a) (b)	20,196	1,205,701
Edwards Lifesciences Corp. (b)	14,528	1,361,274
GenMark Diagnostics, Inc. (a) (b)	43,467	532,036
Globus Medical, Inc. Class A (a) (b)	54,030	1,340,484
Hill-Rom Holdings, Inc.	23,669	1,328,778
Hologic, Inc. (b)	33,648	1,349,958
IDEXX Laboratories, Inc. (b)	11,104	1,302,166
Inogen, Inc. (a) (b)	20,184	1,355,759
Insulet Corp. (a) (b)	34,909	1,315,371
Integer Holdings Corp. (a) (b)	22,103	650,933
Integra LifeSciences Holdings Corp. (b)	16,594	1,423,599
Intuitive Surgical, Inc. (b)	2,100	1,331,757
Invacare Corp. (a)	34,373	448,568
K2M Group Holdings, Inc. (a) (b)	38,462	770,778
LivaNova PLC (b)	28,907	1,299,948
Masimo Corp. (b)	20,296	1,367,950
Medtronic PLC	17,900	1,275,017
Natus Medical, Inc. (b)	33,451	1,164,095
Nevro Corp. (a) (b)	17,190	1,249,025
NuVasive, Inc. (a) (b)	19,353	1,303,618
NxStage Medical, Inc. (b)	51,854	1,359,093
Orthofix International NV (b)	16,133	583,692
Penumbra, Inc. (b)	19,848	1,266,302
ResMed, Inc. (a)	21,098	1,309,131
Rockwell Medical, Inc. (a) (b)	36,290	237,700
St. Jude Medical, Inc.	16,350	1,311,107
STERIS PLC	19,538	1,316,666
Stryker Corp. (a)	11,270	1,350,259
Teleflex, Inc. (a)	8,415	1,356,077
Varian Medical Systems, Inc. (a) (b)	14,390	1,291,934
Wright Medical Group NV (b)	54,981	1,263,463
Zeltiq Aesthetics, Inc. (a) (b)	29,571	1,286,930
Zimmer Biomet Holdings, Inc.	12,478	1,287,730

		55,988,350

HEALTH CARE SUPPLIES — 24.9%
Alere, Inc. (b)	34,937	1,361,495
Align Technology, Inc. (a) (b)	13,313	1,279,779
Anika Therapeutics, Inc. (b)	13,661	668,842
Atrion Corp. (a)	888	450,394
Cerus Corp. (a) (b)	140,468	611,036

Cooper Cos., Inc.	7,695	1,346,086
DENTSPLY SIRONA, Inc.	22,246	1,284,261
Endologix, Inc. (a) (b)	191,112	1,093,161
Haemonetics Corp. (b)	32,791	1,318,198
Halyard Health, Inc. (b)	33,613	1,243,009
ICU Medical, Inc. (a) (b)	8,868	1,306,700
Meridian Bioscience, Inc.	32,074	567,710
Merit Medical Systems, Inc. (b)	32,234	854,201
Neogen Corp. (b)	15,655	1,033,230
OraSure Technologies, Inc. (b)	71,214	625,259
Quidel Corp. (a) (b)	13,330	285,529
Spectranetics Corp. (a) (b)	53,931	1,321,309
Vascular Solutions, Inc. (b)	11,414	640,325
West Pharmaceutical Services, Inc.	15,591	1,322,584

		18,613,108

TOTAL COMMON STOCKS (Cost $73,211,233)		74,601,458

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d)	64,157	64,157
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	183,715	183,715

TOTAL SHORT-TERM INVESTMENTS (Cost $247,872)		247,872

TOTAL INVESTMENTS — 100.2% (Cost $73,459,105)		74,849,330
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(171,657)

NET ASSETS — 100.0%		$74,677,673

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR S&P Health Care Equipment ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Health Care Equipment	$55,988,350	$—	$—	$55,988,350
Health Care Supplies	18,613,108	—	—	18,613,108
Short-Term Investments	247,872	—	—	247,872

TOTAL INVESTMENTS	$74,849,330	$—	$—	$74,849,330

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	27,683	$27,683	290,509	318,192	—	$—	$167	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	3,103,811	3,039,654	64,157	64,157	121	—
State Street Navigator Securities Lending Government Money Market Portfolio*	7,247,537	7,247,537	11,254,593	18,318,415	183,715	183,715	12,615	—

TOTAL		$7,275,220				$247,872	$12,903	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Health Care Services ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
HEALTH CARE SERVICES — 33.7%
Air Methods Corp. (a) (b)	69,022	$2,198,351
Amedisys, Inc. (a)	52,517	2,238,800
AMN Healthcare Services, Inc. (a)	59,680	2,294,696
BioTelemetry, Inc. (a)	43,431	970,683
Chemed Corp. (b)	14,695	2,357,225
Cross Country Healthcare, Inc. (a)	33,049	515,895
DaVita, Inc. (a)	34,153	2,192,623
Diplomat Pharmacy, Inc. (a)	172,950	2,179,170
Envision Healthcare Corp. (a) (b)	31,680	2,005,027
Express Scripts Holding Co. (a)	31,330	2,155,191
Healthways, Inc. (a)	101,150	2,301,162
Laboratory Corp. of America Holdings (a)	17,770	2,281,313
LHC Group, Inc. (a)	23,912	1,092,778
MEDNAX, Inc. (a)	33,473	2,231,310
Premier, Inc. Class A (a)	72,643	2,205,441
Providence Service Corp. (a)	18,631	708,910
Quest Diagnostics, Inc.	24,916	2,289,780
Team Health Holdings, Inc. (a)	53,244	2,313,452

		34,531,807

HEALTH CARE DISTRIBUTORS — 15.3%
Aceto Corp.	38,531	846,526
AmerisourceBergen Corp.	28,781	2,250,386
Cardinal Health, Inc.	31,090	2,237,547
Henry Schein, Inc. (a)	14,921	2,263,665
McKesson Corp.	15,527	2,180,767
Owens & Minor, Inc.	64,312	2,269,571
Patterson Cos., Inc. (b)	56,209	2,306,255
PharMerica Corp. (a)	52,986	1,332,598

		15,687,315

HEALTH CARE FACILITIES — 28.6%
Acadia Healthcare Co., Inc. (a) (b)	61,640	2,040,284
Brookdale Senior Living, Inc. (a)	183,131	2,274,487
Capital Senior Living Corp. (a) (b)	63,597	1,020,732
Community Health Systems, Inc. (a) (b)	396,305	2,215,345
Ensign Group, Inc.	46,662	1,036,363
HCA Holdings, Inc. (a)	31,001	2,294,694
HealthSouth Corp.	54,997	2,268,076
Kindred Healthcare, Inc.	226,123	1,775,066
LifePoint Health, Inc. (a)	39,909	2,266,831
Select Medical Holdings Corp. (a)	175,353	2,323,427
Surgical Care Affiliates, Inc. (a)	43,875	2,030,096
Tenet Healthcare Corp. (a)	149,593	2,219,960
Universal Health Services, Inc. Class B	20,263	2,155,578
US Physical Therapy, Inc.	13,280	932,256
VCA, Inc. (a)	35,109	2,410,233

		29,263,428

MANAGED HEALTH CARE — 22.3%
Aetna, Inc.	17,616	2,184,560
Anthem, Inc.	15,567	2,238,068
Centene Corp. (a)	39,979	2,259,213
Cigna Corp.	16,846	2,247,088
HealthEquity, Inc. (a)	55,444	2,246,591
Humana, Inc.	11,170	2,279,015
Magellan Health, Inc. (a)	29,557	2,224,164

Molina Healthcare, Inc. (a) (b)	41,926	2,274,905
Triple-S Management Corp. Class B (a)	15,672	324,411
UnitedHealth Group, Inc.	14,182	2,269,687
WellCare Health Plans, Inc. (a)	16,237	2,225,768

		22,773,470

TOTAL COMMON STOCKS (Cost $121,789,727)		102,256,020

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d) (Cost $103,948)	103,948	103,948

TOTAL INVESTMENTS — 100.0% (Cost $121,893,675)		102,359,968
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (e)		2,489

NET ASSETS — 100.0%		$102,362,457

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.
(e)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR S&P Health Care Services ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Health Care Services	$34,531,807	$—	$—	$34,531,807
Health Care Distributors	15,687,315	—	—	15,687,315
Health Care Facilities	29,263,428	—	—	29,263,428
Managed Health Care	22,773,470	—	—	22,773,470
Short-Term Investment	103,948	—	—	103,948

TOTAL INVESTMENTS	$102,359,968	$—	$—	$102,359,968

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	339,271	$339,271	1,009,531	1,348,802	—	$—	$414	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	675,931	571,983	103,948	103,948	157	—
State Street Navigator Securities Lending Government Money Market Portfolio*	19,089,662	19,089,662	48,027,473	67,117,135	—	—	66,470	—

TOTAL		$19,428,933				$103,948	$67,041	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Homebuilders ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BUILDING PRODUCTS — 33.8%
Allegion PLC	569,956	$36,477,184
AO Smith Corp.	904,349	42,820,925
Armstrong World Industries, Inc. (a) (b)	398,832	16,671,178
Fortune Brands Home & Security, Inc.	931,104	49,776,820
Johnson Controls International PLC	1,200,320	49,441,181
Lennox International, Inc.	298,261	45,684,637
Masco Corp.	1,609,596	50,895,425
Owens Corning	842,776	43,453,531
Universal Forest Products, Inc.	94,460	9,651,923
USG Corp. (a)	1,136,788	32,830,437

		377,703,241

HOME FURNISHINGS — 12.8%
Leggett & Platt, Inc.	724,741	35,425,340
Mohawk Industries, Inc. (a)	262,630	52,441,958
Tempur Sealy International, Inc. (a) (b)	806,934	55,097,454

		142,964,752

HOME IMPROVEMENT RETAIL — 9.2%
Home Depot, Inc.	393,488	52,758,871
Lowe’s Cos., Inc.	702,771	49,981,073

		102,739,944

HOMEBUILDING — 29.9%
CalAtlantic Group, Inc.	1,064,990	36,220,310
Cavco Industries, Inc. (a)	47,597	4,752,561
D.R. Horton, Inc.	1,818,724	49,705,727
Installed Building Products, Inc. (a)	128,997	5,327,576
Lennar Corp.	1,170,868	50,265,363
LGI Homes, Inc. (a) (b)	309,947	8,904,777
M/I Homes, Inc. (a)	120,646	3,037,866
MDC Holdings, Inc.	273,998	7,030,789
NVR, Inc. (a)	20,628	34,428,132
PulteGroup, Inc.	2,677,991	49,221,475
Taylor Morrison Home Corp. (a)	167,244	3,221,119
Toll Brothers, Inc. (a)	1,631,589	50,579,259
TopBuild Corp. (a)	166,626	5,931,886
TRI Pointe Group, Inc. (a)	1,087,002	12,478,783
WCI Communities, Inc. (a)	342,132	8,022,995

William Lyon Homes (a)	257,300	4,896,419

		334,025,037

HOMEFURNISHING RETAIL — 8.0%
Bed Bath & Beyond, Inc. (b)	1,091,707	44,366,973
Williams-Sonoma, Inc. (b)	937,467	45,364,028

		89,731,001

HOUSEHOLD APPLIANCES — 6.1%
Helen of Troy, Ltd. (a)	162,540	13,726,503
Whirlpool Corp.	302,128	54,917,807

		68,644,310

TOTAL COMMON STOCKS (Cost $1,228,477,139)		1,115,808,285

SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d)	941,125	941,125
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	46,906,387	46,906,387

TOTAL SHORT-TERM INVESTMENTS (Cost $47,847,512)		47,847,512

TOTAL INVESTMENTS — 104.1% (Cost $1,276,324,651)		1,163,655,797
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%		(46,323,513)

NET ASSETS — 100.0%		$1,117,332,284

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Building Products	$377,703,241	$—	$—	$377,703,241
Home Furnishings	142,964,752	—	—	142,964,752
Home Improvement Retail	102,739,944	—	—	102,739,944
Homebuilding	334,025,037	—	—	334,025,037
Homefurnishing Retail	89,731,001	—	—	89,731,001
Household Appliances	68,644,310	—	—	68,644,310
Short-Term Investments	47,847,512	—	—	47,847,512

TOTAL INVESTMENTS	$1,163,655,797	$—	$—	$1,163,655,797

See accompanying notes to financial statements.

SPDR S&P Homebuilders ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	1,309,021	$1,309,021	4,612,028	5,921,049	—	$—	$1,645	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	5,826,183	4,885,058	941,125	941,125	1,217	—
State Street Navigator Securities Lending Government Money Market Portfolio*	74,415,907	74,415,907	171,706,243	199,215,763	46,906,387	46,906,387	89,688	—

TOTAL		$75,724,928				$47,847,512	$92,550	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Internet ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
INTERNET & CATALOG RETAIL — 30.6%
Amazon.com, Inc. (a)	155	$116,230
Blue Nile, Inc.	864	35,104
Etsy, Inc. (a)	9,640	113,559
Expedia, Inc.	961	108,862
FTD Cos., Inc. (a)	1,423	33,924
Groupon, Inc. (a)	30,814	102,302
HSN, Inc.	3,245	111,304
Liberty Expedia Holdings, Inc. Class A (a)	2,728	108,220
Liberty Interactive Corp. QVC Group Class A (a)	5,730	114,485
Liberty TripAdvisor Holdings, Inc. Class A (a)	7,294	109,775
Liberty Ventures Series A (a)	3,039	112,048
Netflix, Inc. (a)	970	120,086
Nutrisystem, Inc.	2,191	75,918
PetMed Express, Inc.	1,584	36,543
Priceline Group, Inc. (a)	77	112,887
Shutterfly, Inc. (a)	2,265	113,658
TripAdvisor, Inc. (a)	2,422	112,308
Wayfair, Inc. Class A (a)	3,144	110,197

		1,747,410

INTERNET SOFTWARE & SERVICES — 69.1%
2U, Inc. (a)	3,649	110,017
Actua Corp. (a)	1,014	14,196
Akamai Technologies, Inc. (a)	1,836	122,424
Alphabet, Inc. Class C (a)	151	116,545
Bankrate, Inc. (a)	4,144	45,791
Benefitfocus, Inc. (a)	2,699	80,160
Blucora, Inc. (a)	2,997	44,206
Box, Inc. Class A (a)	8,068	111,822
comScore, Inc. (a)	3,642	115,014
Cornerstone OnDemand, Inc. (a)	3,050	129,045
CoStar Group, Inc. (a)	621	117,052
EarthLink Holdings Corp.	5,978	33,716
eBay, Inc. (a)	3,979	118,137
Endurance International Group Holdings, Inc. (a)	5,796	53,903
Envestnet, Inc. (a)	2,601	91,685
Facebook, Inc. Class A (a)	996	114,590
Five9, Inc. (a)	5,307	75,306
GoDaddy, Inc. Class A (a)	3,248	113,518
Gogo, Inc. (a)	11,904	109,755
GrubHub, Inc. (a)	3,147	118,390
GTT Communications, Inc. (a)	1,029	29,584

IAC/InterActiveCorp	1,748	113,253
Intralinks Holdings, Inc. (a)	1,295	17,508
j2 Global, Inc.	1,474	120,573
LogMeIn, Inc.	1,183	114,219
Match Group, Inc. (a)	6,567	112,296
New Relic, Inc. (a)	3,940	111,305
NIC, Inc.	2,031	48,541
Pandora Media, Inc. (a)	8,635	112,600
Q2 Holdings, Inc. (a)	2,075	59,864
Quotient Technology, Inc. (a)	3,937	42,323
Shutterstock, Inc. (a)	2,389	113,525
SPS Commerce, Inc. (a)	1,211	84,637
Stamps.com, Inc. (a)	1,044	119,695
TrueCar, Inc. (a)	5,157	64,462
Twilio, Inc. Class A (a)	4,064	117,246
Twitter, Inc. (a)	6,069	98,925
VeriSign, Inc. (a)	1,452	110,454
Web.com Group, Inc. (a)	2,717	57,465
WebMD Health Corp. (a)	2,248	111,433
Yahoo!, Inc. (a)	2,856	110,442
Yelp, Inc. (a)	3,304	125,982
Zillow Group, Inc. Class C (a)	3,231	117,835

		3,949,439

TOTAL COMMON STOCKS (Cost $5,148,080)		5,696,849

SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (b) (c) (Cost $15,034)	15,034	15,034

TOTAL INVESTMENTS — 100.0% (Cost $5,163,114)		5,711,883
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(1,426)

NET ASSETS — 100.0%		$5,710,457

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2016.
(d)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Internet & Catalog Retail	$1,747,410	$—	$—	$1,747,410
Internet Software & Services	3,949,439	—	—	3,949,439
Short-Term Investment	15,034	—	—	15,034

TOTAL INVESTMENTS	$5,711,883	$—	$—	$5,711,883

See accompanying notes to financial statements.

SPDR S&P Internet ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	199,218	$199,218	225,419	424,637	—	$—	$20	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	525,249	510,215	15,034	15,034	32	—

TOTAL		$199,218				$15,034	$52	$—

See accompanying notes to financial statements.

SPDR S&P Metals & Mining ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
ALUMINUM — 10.4%
Alcoa Corp.	1,212,835	$34,056,407
Century Aluminum Co. (a)	2,674,593	22,894,516
Kaiser Aluminum Corp.	329,259	25,580,132

		82,531,055

COAL & CONSUMABLE FUELS — 4.2%
CONSOL Energy, Inc.	1,824,885	33,267,654

COPPER — 4.1%
Freeport-McMoRan, Inc. (a)	2,467,996	32,552,867

DIVERSIFIED METALS & MINING — 5.7%
Compass Minerals International, Inc. (b)	484,098	37,929,078
Materion Corp. (b)	174,547	6,912,061

		44,841,139

GOLD — 13.6%
McEwen Mining, Inc. (b)	10,421,728	30,327,229
Newmont Mining Corp.	1,185,492	40,389,712
Royal Gold, Inc.	580,056	36,746,548

		107,463,489

PRECIOUS METALS & MINERALS — 4.6%
Stillwater Mining Co. (a)	2,244,270	36,155,190

SILVER — 8.9%
Coeur Mining, Inc. (a)	3,990,884	36,277,135
Hecla Mining Co.	6,500,178	34,060,933

		70,338,068

STEEL — 48.4%
AK Steel Holding Corp. (a)	3,837,222	39,178,037
Allegheny Technologies, Inc. (b)	2,052,279	32,692,804
Carpenter Technology Corp. (b)	707,511	25,590,673
Cliffs Natural Resources, Inc. (a)	3,914,587	32,921,677
Commercial Metals Co.	1,638,044	35,676,598
Haynes International, Inc.	118,806	5,107,470
Nucor Corp.	594,655	35,393,866
Reliance Steel & Aluminum Co.	459,238	36,527,790

Schnitzer Steel Industries, Inc. Class A	630,388	16,200,972
Steel Dynamics, Inc.	1,047,449	37,268,235
SunCoke Energy, Inc.	858,974	9,740,765
TimkenSteel Corp. (a) (b)	524,561	8,120,204
United States Steel Corp.	1,077,957	35,583,361
Worthington Industries, Inc.	675,464	32,044,012

		382,046,464

TOTAL COMMON STOCKS (Cost $798,824,006)		789,195,926

SHORT-TERM INVESTMENTS — 5.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d)	469,437	469,437
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	44,642,333	44,642,333

TOTAL SHORT-TERM INVESTMENTS (Cost $45,111,770)		45,111,770

TOTAL INVESTMENTS — 105.6% (Cost $843,935,776)		834,307,696
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.6)%		(44,476,712)

NET ASSETS — 100.0%		$789,830,984

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aluminum	$82,531,055	$—	$—	$82,531,055
Coal & Consumable Fuels	33,267,654	—	—	33,267,654
Copper	32,552,867	—	—	32,552,867
Diversified Metals & Mining	44,841,139	—	—	44,841,139
Gold	107,463,489	—	—	107,463,489
Precious Metals & Minerals	36,155,190	—	—	36,155,190
Silver	70,338,068	—	—	70,338,068
Steel	382,046,464	—	—	382,046,464
Short-Term Investments	45,111,770	—	—	45,111,770

TOTAL INVESTMENTS	$834,307,696	$—	$—	$834,307,696

See accompanying notes to financial statements.

SPDR S&P Metals & Mining ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
Schnitzer Steel Industries, Inc.	1,735,856	$30,551,066	2,187,874	3,293,342	630,388	$16,200,972	$455,314	$3,508,096
State Street Institutional Liquid Reserves Fund, Premier Class	1,184,183	1,184,183	4,674,108	5,858,291	—	—	931	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	3,260,931	2,791,494	469,437	469,437	874	—
State Street Navigator Securities Lending Government Money Market Portfolio*	105,496,779	105,496,779	364,471,732	425,326,178	44,642,333	44,642,333	278,735	—

TOTAL		$137,232,028				$61,312,742	$735,854	$3,508,096

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Oil & Gas Equipment & Services ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
OIL & GAS DRILLING — 32.3%
Atwood Oceanics, Inc. (a)	837,301	$10,993,762
Diamond Offshore Drilling, Inc.	535,828	9,484,156
Ensco PLC Class A (a)	1,026,857	9,981,050
Helmerich & Payne, Inc. (a)	138,185	10,695,519
Nabors Industries, Ltd.	679,610	11,145,604
Noble Corp. PLC	1,478,473	8,752,560
Patterson-UTI Energy, Inc. (a)	400,978	10,794,328
Rowan Cos. PLC Class A (a)	554,539	10,475,242
Transocean, Ltd. (a) (b)	732,487	10,796,858
Unit Corp. (b)	293,943	7,898,248

		101,017,327

OIL & GAS EQUIPMENT & SERVICES — 67.6%
Archrock, Inc.	245,267	3,237,524
Baker Hughes, Inc.	170,312	11,065,171
Bristow Group, Inc.	363,104	7,436,370
Core Laboratories NV	93,899	11,271,636
Dril-Quip, Inc. (b)	179,460	10,776,573
Exterran Corp. (b)	43,530	1,040,367
Fairmount Santrol Holdings, Inc. (b)	1,186,420	13,987,892
FMC Technologies, Inc. (b)	319,389	11,347,891
Forum Energy Technologies, Inc. (a) (b)	457,225	10,058,950
Frank’s International NV (a)	415,388	5,113,426
Halliburton Co.	208,357	11,270,030
Helix Energy Solutions Group, Inc. (b)	928,888	8,192,792
Matrix Service Co. (b)	75,274	1,708,720
McDermott International, Inc. (b)	1,124,432	8,309,553
National Oilwell Varco, Inc. (a)	283,906	10,629,441
Newpark Resources, Inc. (b)	269,218	2,019,135
Oceaneering International, Inc.	376,122	10,610,402
Oil States International, Inc. (a) (b)	284,523	11,096,397
RPC, Inc. (a)	533,334	10,565,347
Schlumberger, Ltd.	133,251	11,186,421
SEACOR Holdings, Inc. (b)	60,373	4,303,387

Superior Energy Services, Inc.	625,406	10,556,853
TETRA Technologies, Inc. (b)	686,188	3,444,664
US Silica Holdings, Inc.	209,827	11,892,994
Weatherford International PLC (a) (b)	2,068,686	10,322,743

		211,444,679

TOTAL COMMON STOCKS (Cost $313,388,381)		312,462,006

SHORT-TERM INVESTMENTS — 4.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d)	162,496	162,496
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	12,937,491	12,937,491

TOTAL SHORT-TERM INVESTMENTS (Cost $13,099,987)		13,099,987

TOTAL INVESTMENTS — 104.1% (Cost $326,488,368)		325,561,993
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%		(12,895,972)

NET ASSETS — 100.0%		$312,666,021

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Oil & Gas Drilling	$101,017,327	$—	$—	$101,017,327
Oil & Gas Equipment & Services	211,444,679	—	—	211,444,679
Short-Term Investments	13,099,987	—	—	13,099,987

TOTAL INVESTMENTS	$325,561,993	$—	$—	$325,561,993

See accompanying notes to financial statements.

SPDR S&P Oil & Gas Equipment & Services ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	281,684	$281,684	941,868	1,223,552	—	$—	$489	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	790,244	627,748	162,496	162,496	316	—
State Street Navigator Securities Lending Government Money Market Portfolio*	35,848,513	35,848,513	78,055,507	100,966,529	12,937,491	12,937,491	79,748	—

TOTAL		$36,130,197				$13,099,987	$80,553	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Oil & Gas Exploration & Production ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
INTEGRATED OIL & GAS — 6.0%
Chevron Corp.	400,612	$47,152,033
Exxon Mobil Corp.	521,274	47,050,191
Occidental Petroleum Corp.	657,266	46,817,057

		141,019,281

OIL & GAS EXPLORATION & PRODUCTION — 77.2%
Anadarko Petroleum Corp.	658,321	45,904,723
Antero Resources Corp. (a)	1,736,235	41,061,958
Apache Corp.	696,980	44,237,321
Bill Barrett Corp. (a)	1,818,428	12,710,812
Cabot Oil & Gas Corp.	1,940,272	45,324,754
California Resources Corp. (a)	1,905,634	40,570,948
Callon Petroleum Co. (a) (b)	2,714,536	41,722,418
Carrizo Oil & Gas, Inc. (a) (b)	1,151,741	43,017,526
Chesapeake Energy Corp. (a) (b)	6,009,411	42,186,065
Cimarex Energy Co.	327,633	44,525,325
Clayton Williams Energy, Inc. (a)	491,308	58,593,392
Cobalt International Energy, Inc. (a) (b)	4,992,474	6,090,818
Concho Resources, Inc. (a)	325,831	43,205,191
ConocoPhillips	913,713	45,813,570
Continental Resources, Inc. (a) (b)	854,081	44,019,335
Denbury Resources, Inc. (a)	9,705,082	35,714,702
Devon Energy Corp.	965,111	44,076,619
Diamondback Energy, Inc. (a)	437,444	44,208,091
Energen Corp.	768,146	44,298,980
EOG Resources, Inc.	435,776	44,056,954
EQT Corp.	620,996	40,613,138
Gulfport Energy Corp. (a)	1,571,551	34,008,364
Hess Corp.	739,205	46,045,079
Kosmos Energy, Ltd. (a) (b)	1,261,672	8,844,321
Laredo Petroleum, Inc. (a)	3,235,107	45,744,413
Marathon Oil Corp.	2,541,963	44,001,380
Matador Resources Co. (a) (b)	1,581,227	40,732,407
Murphy Oil Corp. (b)	1,406,687	43,790,166
Newfield Exploration Co. (a)	970,112	39,289,536
Noble Energy, Inc.	1,180,492	44,929,525
Oasis Petroleum, Inc. (a)	3,002,714	45,461,090
Parsley Energy, Inc. Class A (a)	1,277,278	45,011,277
PDC Energy, Inc. (a) (b)	583,283	42,334,680
Pioneer Natural Resources Co.	248,035	44,663,662
QEP Resources, Inc.	2,320,740	42,724,823
Range Resources Corp.	1,196,287	41,104,421
Resolute Energy Corp. (a) (b)	1,003,496	41,334,000
Rice Energy, Inc. (a)	1,878,976	40,116,138
RSP Permian, Inc. (a)	1,067,484	47,631,136
Sanchez Energy Corp. (a) (b)	2,320,020	20,949,781
SM Energy Co.	1,266,837	43,680,540
Southwestern Energy Co. (a)	3,679,087	39,807,721
Synergy Resources Corp. (a) (b)	4,236,301	37,745,442
Whiting Petroleum Corp. (a)	3,821,515	45,934,610
WPX Energy, Inc. (a)	3,130,358	45,609,316

		1,823,446,468

OIL & GAS REFINING & MARKETING — 16.8%
Clean Energy Fuels Corp. (a) (b)	2,439,745	6,977,671
Delek US Holdings, Inc.	717,389	17,267,553
Green Plains, Inc.	695,077	19,357,895

HollyFrontier Corp. (b)	1,402,794	$45,955,531
Marathon Petroleum Corp.	938,377	47,247,282
Par Pacific Holdings, Inc. (a)	311,909	4,535,157
PBF Energy, Inc. Class A	1,619,968	45,164,708
Phillips 66	532,236	45,990,513
REX American Resources Corp. (a) (b)	106,772	10,543,735
Tesoro Corp.	514,400	44,984,280
Valero Energy Corp.	682,247	46,611,115
Western Refining, Inc.	1,191,044	45,081,015
World Fuel Services Corp.	361,998	16,619,328

		396,335,783

TOTAL COMMON STOCKS (Cost $2,531,382,321)		2,360,801,532

SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d)	1,024,131	1,024,131
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	13,164,845	13,164,845

TOTAL SHORT-TERM INVESTMENTS (Cost $14,188,976)		14,188,976

TOTAL INVESTMENTS — 100.6% (Cost $2,545,571,297)		2,374,990,508
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(13,403,960)

NET ASSETS — 100.0%		$2,361,586,548

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR S&P Oil & Gas Exploration & Production ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Integrated Oil & Gas	$141,019,281	$—	$—	$141,019,281
Oil & Gas Exploration & Production	1,823,446,468	—	—	1,823,446,468
Oil & Gas Refining & Marketing	396,335,783	—	—	396,335,783
Short-Term Investments	14,188,976	—	—	14,188,976

TOTAL INVESTMENTS	$2,374,990,508	$—	$—	$2,374,990,508

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	5,465,531	$5,465,531	7,100,890	12,566,421	—	$—	$2,578	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	8,615,081	7,590,950	1,024,131	1,024,131	1,608	—
State Street Navigator Securities Lending Government Money Market Portfolio*	141,058,762	141,058,762	389,251,154	517,145,071	13,164,845	13,164,845	220,677	—

TOTAL		$146,524,293				$14,188,976	$224,863	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Pharmaceuticals ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
PHARMACEUTICALS — 99.9%
Aerie Pharmaceuticals, Inc. (a)	334,242	$12,651,060
Akorn, Inc. (a) (b)	848,254	18,517,385
Allergan PLC (a)	108,462	22,778,105
Amphastar Pharmaceuticals, Inc. (a) (b)	204,556	3,767,922
ANI Pharmaceuticals, Inc. (a)	92,899	5,631,537
Bristol-Myers Squibb Co.	365,571	21,363,969
Catalent, Inc. (a)	477,297	12,867,927
Cempra, Inc. (a)	1,361,305	3,811,654
Depomed, Inc. (a) (b)	758,617	13,670,278
Dermira, Inc. (a)	87,867	2,665,006
Eli Lilly & Co.	307,327	22,603,901
Endo International PLC (a)	1,333,254	21,958,693
Heska Corp. (a)	43,704	3,129,206
Horizon Pharma PLC (a)	1,406,078	22,750,342
Impax Laboratories, Inc. (a)	760,613	10,078,122
Innoviva, Inc. (a) (b)	352,081	3,767,267
Intra-Cellular Therapies, Inc. (a) (b)	368,916	5,566,943
Jazz Pharmaceuticals PLC (a)	203,835	22,224,130
Johnson & Johnson	185,747	21,399,912
Lannett Co., Inc. (a) (b)	518,588	11,434,865
Mallinckrodt PLC (a)	396,428	19,750,043
Medicines Co. (a) (b)	534,855	18,152,979
Merck & Co., Inc.	340,554	20,048,414
Mylan NV (a)	571,136	21,788,838
Nektar Therapeutics (a) (b)	881,490	10,815,882
Omeros Corp. (a) (b)	242,760	2,408,179
Pacira Pharmaceuticals, Inc. (a) (b)	405,269	13,090,189
Perrigo Co. PLC	252,753	21,036,632
Pfizer, Inc.	657,795	21,365,182
Phibro Animal Health Corp. Class A	56,893	1,666,965
Prestige Brands Holdings, Inc. (a)	192,797	10,044,724
SciClone Pharmaceuticals, Inc. (a)	166,354	1,796,623

Sucampo Pharmaceuticals, Inc. Class A (a)	136,766	1,853,179
Supernus Pharmaceuticals, Inc. (a)	293,345	7,406,961
TherapeuticsMD, Inc. (a) (b)	1,004,943	5,798,521
Theravance Biopharma, Inc. (a)	172,421	5,496,782
Zoetis, Inc.	401,853	21,511,191

TOTAL COMMON STOCKS (Cost $575,338,853)		466,669,508

SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d)	249,555	249,555
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	18,011,400	18,011,400

TOTAL SHORT-TERM INVESTMENTS (Cost $18,260,955)		18,260,955

TOTAL INVESTMENTS — 103.8% (Cost $593,599,808)		484,930,463
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(17,917,679)

NET ASSETS — 100.0%		$467,012,784

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Pharmaceuticals	$466,669,508	$—	$—	$466,669,508
Short-Term Investments	18,260,955	—	—	18,260,955

TOTAL INVESTMENTS	$484,930,463	$—	$—	$484,930,463

See accompanying notes to financial statements.

SPDR S&P Pharmaceuticals ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	506,794	$506,794	4,226,672	4,733,466	—	$—	$1,081	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	3,197,854	2,948,299	249,555	249,555	734	—
State Street Navigator Securities Lending Government Money Market Portfolio*	92,017,059	92,017,059	170,736,675	244,742,334	18,011,400	18,011,400	317,093	—

TOTAL		$92,523,853				$18,260,955	$318,908	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Retail ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
APPAREL RETAIL — 23.1%
Abercrombie & Fitch Co. Class A (a)	340,589	$4,087,068
American Eagle Outfitters, Inc.	299,271	4,539,941
Ascena Retail Group, Inc. (b)	668,874	4,140,330
Buckle, Inc. (a)	172,714	3,937,879
Burlington Stores, Inc. (b)	61,256	5,191,446
Caleres, Inc.	85,795	2,815,792
Cato Corp. Class A	61,155	1,839,542
Chico’s FAS, Inc.	322,023	4,633,911
Children’s Place, Inc.	48,618	4,907,987
DSW, Inc. Class A (a)	211,743	4,795,979
Express, Inc. (b)	436,873	4,700,754
Finish Line, Inc. Class A (a)	221,860	4,173,187
Foot Locker, Inc.	68,855	4,881,131
Francesca’s Holdings Corp. (b)	253,790	4,575,834
Gap, Inc. (a)	207,323	4,652,328
Genesco, Inc. (b)	76,393	4,744,005
Guess?, Inc. (a)	387,174	4,684,805
L Brands, Inc.	72,325	4,761,878
Ross Stores, Inc.	79,459	5,212,510
Shoe Carnival, Inc. (a)	40,638	1,096,413
Tailored Brands, Inc.	197,856	5,055,221
TJX Cos., Inc.	68,927	5,178,486
Urban Outfitters, Inc. (b)	157,292	4,479,676
Zumiez, Inc. (b)	146,007	3,190,253

		102,276,356

AUTOMOTIVE RETAIL — 14.6%
Advance Auto Parts, Inc.	30,634	5,180,822
Asbury Automotive Group, Inc. (b)	80,250	4,951,425
AutoNation, Inc. (b)	109,703	5,337,051
AutoZone, Inc. (a) (b)	6,690	5,283,695
CarMax, Inc. (a) (b)	85,637	5,514,166
CST Brands, Inc.	111,693	5,378,018
Group 1 Automotive, Inc. (a)	66,047	5,147,703
Lithia Motors, Inc. Class A (a)	53,495	5,179,921
Monro Muffler Brake, Inc. (a)	93,656	5,357,123
Murphy USA, Inc. (b)	80,424	4,943,663
O’Reilly Automotive, Inc. (b)	19,485	5,424,819
Penske Automotive Group, Inc. (a)	96,466	5,000,798
Sonic Automotive, Inc. Class A (a)	92,433	2,116,716

		64,815,920

COMPUTER & ELECTRONICS RETAIL — 3.1%
Best Buy Co., Inc. (a)	109,750	4,683,032
GameStop Corp. Class A (a)	206,677	5,220,661
Rent-A-Center, Inc. (a)	347,343	3,907,609

		13,811,302

DEPARTMENT STORES — 5.6%
Dillard’s, Inc. Class A (a)	74,471	4,668,587
JC Penney Co., Inc. (b)	526,730	4,377,126
Kohl’s Corp.	93,524	4,618,215
Macy’s, Inc.	126,722	4,537,915
Nordstrom, Inc.	88,520	4,242,764
Sears Holdings Corp. (a) (b)	247,963	2,303,576

		24,748,183

DRUG RETAIL — 3.5%
CVS Health Corp.	67,121	5,296,518

Rite Aid Corp. (b)	637,205	5,250,569
Walgreens Boots Alliance, Inc.	62,246	5,151,479

		15,698,566

FOOD RETAIL — 6.7%
Casey’s General Stores, Inc.	43,847	5,212,532
Ingles Markets, Inc. Class A (a)	17,039	819,576
Kroger Co.	154,628	5,336,212
Smart & Final Stores, Inc. (a) (b)	139,413	1,965,723
Sprouts Farmers Market, Inc. (a) (b)	255,967	4,842,896
SUPERVALU, Inc. (b)	1,104,281	5,156,992
Weis Markets, Inc.	18,907	1,263,744
Whole Foods Market, Inc.	167,853	5,163,158

		29,760,833

GENERAL MERCHANDISE STORES — 6.0%
Big Lots, Inc.	97,996	4,920,379
Dollar General Corp.	69,657	5,159,494
Dollar Tree, Inc. (b)	61,256	4,727,738
Fred’s, Inc. Class A (a)	90,909	1,687,271
Ollie’s Bargain Outlet Holdings, Inc. (b)	174,323	4,959,490
Target Corp.	69,484	5,018,829

		26,473,201

HYPERMARKETS & SUPER CENTERS — 3.4%
Costco Wholesale Corp.	33,677	5,392,024
PriceSmart, Inc. (a)	53,963	4,505,911
Wal-Mart Stores, Inc.	76,746	5,304,684

		15,202,619

INTERNET RETAIL — 17.6%
Amazon.com, Inc. (b)	6,998	5,247,590
Blue Nile, Inc.	35,069	1,424,853
Etsy, Inc. (b)	434,747	5,121,320
Expedia, Inc. (a)	43,347	4,910,348
FTD Cos., Inc. (b)	57,746	1,376,665
Groupon, Inc. (b)	1,389,616	4,613,525
HSN, Inc.	146,340	5,019,462
Liberty Expedia Holdings, Inc. Class A (b)	123,030	4,880,600
Liberty Interactive Corp. QVC Group Class A (b)	258,423	5,163,292
Liberty TripAdvisor Holdings, Inc. Class A (b)	321,711	4,841,751
Liberty Ventures Series A (b)	137,047	5,052,923
Netflix, Inc. (b)	43,762	5,417,736
Nutrisystem, Inc.	88,894	3,080,177
PetMed Express, Inc.	64,272	1,482,755
Priceline Group, Inc. (b)	3,449	5,056,441
Shutterfly, Inc. (b)	102,159	5,126,339
TripAdvisor, Inc. (b)	109,247	5,065,783
Wayfair, Inc. Class A (a) (b)	141,787	4,969,634

		77,851,194

SPECIALTY STORES — 16.2%
Barnes & Noble Education, Inc. (b)	65,538	751,721
Barnes & Noble, Inc.	245,385	2,736,043
Cabela’s, Inc. (b)	86,072	5,039,515
Dick’s Sporting Goods, Inc.	89,219	4,737,529
Five Below, Inc. (a) (b)	126,002	5,035,040
GNC Holdings, Inc. Class A (a)	373,467	4,123,076

See accompanying notes to financial statements.

SPDR S&P Retail ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Hibbett Sports, Inc. (a) (b)	126,832	$4,730,834
MarineMax, Inc. (b)	85,965	1,663,423
Michaels Cos., Inc. (b)	228,548	4,673,807
Office Depot, Inc.	1,052,437	4,757,015
Sally Beauty Holdings, Inc. (b)	195,291	5,159,588
Signet Jewelers, Ltd.	54,483	5,135,567
Staples, Inc.	537,246	4,862,076
Tiffany & Co.	63,249	4,897,370
Tractor Supply Co.	69,443	5,264,474
Ulta Salon Cosmetics & Fragrance, Inc. (b)	21,418	5,460,305
Vitamin Shoppe, Inc. (b)	106,982	2,540,822

		71,568,205

TOTAL COMMON STOCKS (Cost $539,246,375)		442,206,379

SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d)	613,495	613,495
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	3,301,163	3,301,163

TOTAL SHORT-TERM INVESTMENTS (Cost $3,914,658)		3,914,658

TOTAL INVESTMENTS — 100.7% (Cost $543,161,033)		446,121,037
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(2,910,369)

NET ASSETS — 100.0%		$443,210,668

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Apparel Retail	$102,276,356	$—	$—	$102,276,356
Automotive Retail	64,815,920	—	—	64,815,920
Computer & Electronics Retail	13,811,302	—	—	13,811,302
Department Stores	24,748,183	—	—	24,748,183
Drug Retail	15,698,566	—	—	15,698,566
Food Retail	29,760,833	—	—	29,760,833
General Merchandise Stores	26,473,201	—	—	26,473,201
Hypermarkets & Super Centers	15,202,619	—	—	15,202,619
Internet Retail	77,851,194	—	—	77,851,194
Specialty Stores	71,568,205	—	—	71,568,205
Short-Term Investments	3,914,658	—	—	3,914,658

TOTAL INVESTMENTS	$446,121,037	$—	$—	$446,121,037

See accompanying notes to financial statements.

SPDR S&P Retail ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	690,524	$690,524	4,893,126	5,583,650	—	$—	$1,298	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	3,958,325	3,344,830	613,495	613,495	654	—
State Street Navigator Securities Lending Government Money Market Portfolio*	51,447,479	51,447,479	123,638,055	171,784,371	3,301,163	3,301,163	419,331	—

TOTAL		$52,138,003				$3,914,658	$421,283	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Semiconductor ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Acacia Communications, Inc. (a) (b)	120,796	$7,459,153
Advanced Micro Devices, Inc. (a) (b)	781,595	8,863,287
Analog Devices, Inc.	110,540	8,027,415
Applied Micro Circuits Corp. (a)	179,956	1,484,637
Broadcom, Ltd.	45,173	7,985,231
Cavium, Inc. (a) (b)	125,427	7,831,662
CEVA, Inc. (a)	64,409	2,160,922
Cirrus Logic, Inc. (a)	140,923	7,967,786
Cree, Inc. (a)	300,851	7,939,458
Cypress Semiconductor Corp. (b)	707,044	8,088,583
Diodes, Inc. (a)	47,721	1,224,998
First Solar, Inc. (a) (b)	240,954	7,732,214
Inphi Corp. (a) (b)	185,387	8,271,968
Integrated Device Technology, Inc. (a)	330,382	7,783,800
Intel Corp.	226,009	8,197,346
Intersil Corp. Class A	362,860	8,091,778
Lattice Semiconductor Corp. (a)	810,620	5,966,163
Linear Technology Corp.	129,391	8,067,529
MACOM Technology Solutions Holdings, Inc. (a) (b)	160,404	7,423,497
Marvell Technology Group, Ltd.	563,174	7,811,223
Maxim Integrated Products, Inc.	206,394	7,960,617
MaxLinear, Inc. Class A (a)	387,635	8,450,443
Microchip Technology, Inc.	125,221	8,032,927
Micron Technology, Inc. (a)	394,200	8,640,864
Microsemi Corp. (a)	145,077	7,829,806
Monolithic Power Systems, Inc.	100,589	8,241,257
NeoPhotonics Corp. (a)	538,860	5,825,077
NVIDIA Corp.	88,057	9,399,204
ON Semiconductor Corp. (a)	661,413	8,439,630
Power Integrations, Inc.	80,093	5,434,310
Qorvo, Inc. (a) (b)	143,207	7,551,305
QUALCOMM, Inc.	117,977	7,692,100
Rambus, Inc. (a)	324,485	4,468,159
Semtech Corp. (a)	183,552	5,791,066

Silicon Laboratories, Inc. (a)	106,887	$6,947,655
Skyworks Solutions, Inc.	105,035	7,841,913
SunPower Corp. (a) (b)	1,056,449	6,983,128
Synaptics, Inc. (a)	143,387	7,682,676
Texas Instruments, Inc.	112,267	8,192,123
Xilinx, Inc.	144,525	8,724,974

TOTAL COMMON STOCKS (Cost $269,459,265)		288,507,884

SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d)	284,136	284,136
State Street Navigator Securities Lending Government Money Market Portfolio (d) (e)	10,511,054	10,511,054

TOTAL SHORT-TERM INVESTMENTS (Cost $10,795,190)		10,795,190

TOTAL INVESTMENTS — 103.6% (Cost $280,254,455)		299,303,074
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(10,475,191)

NET ASSETS — 100.0%		$288,827,883

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	The rate shown is the annualized seven-day yield at December 31, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Semiconductors	$288,507,884	$—	$—	$288,507,884
Short-Term Investments	10,795,190	—	—	10,795,190

TOTAL INVESTMENTS	$299,303,074	$—	$—	$299,303,074

See accompanying notes to financial statements.

SPDR S&P Semiconductor ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	420,212	$420,212	1,789,174	2,209,386	—	$—	$632	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,380,281	1,096,145	284,136	284,136	557	—
State Street Navigator Securities Lending Government Money Market Portfolio*	13,155,324	13,155,324	80,330,753	82,975,023	10,511,054	10,511,054	70,380	—

TOTAL		$13,575,536				$10,795,190	$71,569	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Software & Services ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
APPLICATION SOFTWARE — 34.7%
8x8, Inc. (a)	31,951	$456,899
ACI Worldwide, Inc. (a)	22,627	410,680
Adobe Systems, Inc. (a)	4,304	443,097
ANSYS, Inc. (a) (b)	4,712	435,813
Aspen Technology, Inc. (a) (b)	8,246	450,891
Autodesk, Inc. (a)	5,535	409,645
Blackbaud, Inc. (b)	6,808	435,712
Bottomline Technologies de, Inc. (a)	17,899	447,833
BroadSoft, Inc. (a) (b)	10,923	450,574
Cadence Design Systems, Inc. (a)	17,299	436,281
Callidus Software, Inc. (a)	27,207	457,078
CDK Global, Inc.	7,596	453,405
Citrix Systems, Inc. (a)	5,026	448,872
Ebix, Inc. (b)	7,520	429,016
Ellie Mae, Inc. (a) (b)	5,379	450,115
Fair Isaac Corp.	3,675	438,134
Guidewire Software, Inc. (a) (b)	8,315	410,179
HubSpot, Inc. (a)	9,005	423,235
Intuit, Inc.	3,838	439,873
Manhattan Associates, Inc. (a)	8,646	458,497
Mentor Graphics Corp.	12,242	451,607
MicroStrategy, Inc. Class A (a)	2,234	440,992
Monotype Imaging Holdings, Inc.	20,278	402,518
Nuance Communications, Inc. (a)	28,703	427,675
Paycom Software, Inc. (a) (b)	9,568	435,248
Paylocity Holding Corp. (a)	13,662	409,997
Pegasystems, Inc. (b)	12,350	444,600
PROS Holdings, Inc. (a) (b)	16,284	350,432
PTC, Inc. (a)	9,316	431,051
RealPage, Inc. (a)	14,719	441,570
RingCentral, Inc. Class A (a)	19,733	406,500
salesforce.com, Inc. (a)	6,308	431,846
Silver Spring Networks, Inc. (a)	17,442	232,153
Splunk, Inc. (a) (b)	7,901	404,136
SS&C Technologies Holdings, Inc. (b)	15,353	439,096
Synchronoss Technologies, Inc. (a)	10,893	417,202
Synopsys, Inc. (a)	7,622	448,631
Tyler Technologies, Inc. (a) (b)	3,124	446,013
Ultimate Software Group, Inc. (a) (b)	2,358	429,981
Verint Systems, Inc. (a)	12,646	445,771
Workday, Inc. Class A (a) (b)	6,354	419,936
Zendesk, Inc. (a)	19,820	420,184

		17,962,968

DATA PROCESSING & OUTSOURCED SERVICES — 30.5%
Alliance Data Systems Corp. (b)	1,933	441,691
Automatic Data Processing, Inc.	4,571	469,807
Black Knight Financial Services, Inc. Class A (a) (b)	10,047	379,777
Blackhawk Network Holdings, Inc. (a) (b)	11,706	441,024
Broadridge Financial Solutions, Inc.	6,827	452,630
Cardtronics PLC Class A (a)	8,323	454,186
Convergys Corp.	17,646	433,386
CoreLogic, Inc. (a)	12,259	451,499
CSG Systems International, Inc.	9,321	451,136
DST Systems, Inc.	4,096	438,886
Euronet Worldwide, Inc. (a)	6,038	437,332
EVERTEC, Inc.	24,266	430,722

ExlService Holdings, Inc. (a)	9,020	454,969
Fidelity National Information Services, Inc.	5,941	449,377
First Data Corp. Class A (a)	30,706	435,718
Fiserv, Inc. (a)	4,284	455,304
FleetCor Technologies, Inc. (a)	2,923	413,663
Genpact, Ltd. (a)	18,697	455,085
Global Payments, Inc.	6,219	431,661
Jack Henry & Associates, Inc.	5,017	445,409
MasterCard, Inc. Class A	4,300	443,975
MAXIMUS, Inc. (b)	8,146	454,465
NeuStar, Inc. Class A (a)	16,004	534,534
Paychex, Inc.	7,462	454,287
PayPal Holdings, Inc. (a)	11,322	446,879
Sabre Corp. (b)	16,584	413,771
Sykes Enterprises, Inc. (a)	15,207	438,874
Syntel, Inc.	22,570	446,660
TeleTech Holdings, Inc. (b)	7,038	214,659
Total System Services, Inc.	9,042	443,329
Travelport Worldwide, Ltd.	33,057	466,104
Vantiv, Inc. Class A (a)	7,829	466,765
Visa, Inc. Class A (b)	5,672	442,529
Western Union Co. (b)	20,396	443,001
WEX, Inc. (a) (b)	3,871	432,004
Xerox Corp.	47,454	414,273

		15,779,371

HOME ENTERTAINMENT SOFTWARE — 3.3%
Activision Blizzard, Inc.	12,202	440,614
Electronic Arts, Inc. (a)	5,701	449,011
Take-Two Interactive Software, Inc. (a)	9,018	444,497
Zynga, Inc. Class A (a)	153,214	393,760

		1,727,882

IT CONSULTING & OTHER SERVICES — 14.3%
Accenture PLC Class A	3,641	426,470
Acxiom Corp. (a)	16,444	440,699
Booz Allen Hamilton Holding Corp.	11,908	429,522
CACI International, Inc. Class A (a)	3,405	423,241
Cognizant Technology Solutions Corp. Class A (a)	8,039	450,425
Computer Sciences Corp.	7,387	438,936
CSRA, Inc.	13,728	437,100
EPAM Systems, Inc. (a)	7,102	456,730
Forrester Research, Inc.	4,134	177,555
Gartner, Inc. (a)	4,304	435,005
International Business Machines Corp.	2,696	447,509
Leidos Holdings, Inc.	8,592	439,395
ManTech International Corp. Class A	9,868	416,923
Perficient, Inc. (a) (b)	12,455	217,838
Science Applications International Corp.	5,064	429,427
Teradata Corp. (a)	15,696	426,460
Unisys Corp. (a) (b)	28,234	422,098
Virtusa Corp. (a) (b)	18,775	471,628

		7,386,961

SYSTEMS SOFTWARE — 17.0%
Barracuda Networks, Inc. (a)	19,612	420,285
CA, Inc.	14,170	450,181
CommVault Systems, Inc. (a)	8,317	427,494
Dell Technologies, Inc. Class V (a)	8,318	457,240
FireEye, Inc. (a)	32,792	390,225

See accompanying notes to financial statements.

SPDR S&P Software & Services ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Fortinet, Inc. (a)	14,627	$440,565
Gigamon, Inc. (a)	9,451	430,493
Imperva, Inc. (a)	11,876	456,038
Microsoft Corp.	7,244	450,142
Oracle Corp.	11,079	425,988
Progress Software Corp.	14,220	454,045
Proofpoint, Inc. (a) (b)	6,213	438,948
Qualys, Inc. (a)	13,604	430,567
Red Hat, Inc. (a)	5,708	397,848
ServiceNow, Inc. (a)	5,654	420,318
Symantec Corp.	18,087	432,098
Tableau Software, Inc. Class A (a)	9,770	411,806
TiVo Corp. (a) (b)	20,735	433,361
Varonis Systems, Inc. (a) (b)	11,887	318,572
VASCO Data Security International, Inc. (a)	22,666	309,391
VMware, Inc. Class A (a) (b)	5,571	438,605

		8,834,210

TOTAL COMMON STOCKS (Cost $45,633,540)		51,691,392

SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d)	81,303	81,303

State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	663,016	663,016

TOTAL SHORT-TERM INVESTMENTS (Cost $744,319)		744,319

TOTAL INVESTMENTS — 101.3% (Cost $46,377,859)		52,435,711
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(659,899)

NET ASSETS — 100.0%		$51,775,812

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Application Software	$17,962,968	$—	$—	$17,962,968
Data Processing & Outsourced Services	15,779,371	—	—	15,779,371
Home Entertainment Software	1,727,882	—	—	1,727,882
IT Consulting & Other Services	7,386,961	—	—	7,386,961
Systems Software	8,834,210	—	—	8,834,210
Short-Term Investments	744,319	—	—	744,319

TOTAL INVESTMENTS	$52,435,711	$—	$—	$52,435,711

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	128,082	$128,082	639,463	767,545	—	$—	$148	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,274,302	1,192,999	81,303	81,303	80	—
State Street Navigator Securities Lending Government Money Market Portfolio*	9,073,151	9,073,151	11,511,282	19,921,417	663,016	663,016	10,225	—

TOTAL		$9,201,233				$744,319	$10,453	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Technology Hardware ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
ELECTRONIC COMPONENTS — 29.0%
Amphenol Corp. Class A	2,952	$198,374
AVX Corp.	1,474	23,039
Belden, Inc.	2,565	191,785
Corning, Inc.	8,233	199,815
Dolby Laboratories, Inc. Class A	4,317	195,085
II-VI, Inc. (a)	3,451	102,322
InvenSense, Inc. (a)	10,888	139,257
Knowles Corp. (a)	7,125	119,059
Littelfuse, Inc.	1,294	196,390
Rogers Corp. (a)	1,233	94,707
Universal Display Corp. (a)	3,269	184,045
Vishay Intertechnology, Inc.	10,815	175,203

		1,819,081

ELECTRONIC EQUIPMENT & INSTRUMENTS — 32.6%
Badger Meter, Inc.	1,542	56,977
Cognex Corp.	3,208	204,093
Coherent, Inc. (a)	1,530	210,199
FARO Technologies, Inc. (a)	895	32,220
Fitbit, Inc. Class A (a)	25,858	189,281
FLIR Systems, Inc.	5,499	199,009
Itron, Inc. (a)	2,844	178,745
Keysight Technologies, Inc. (a)	5,447	199,197
MTS Systems Corp.	1,016	57,607
National Instruments Corp.	5,489	169,171
OSI Systems, Inc. (a)	1,581	120,346
VeriFone Systems, Inc. (a)	12,285	217,813
Zebra Technologies Corp. Class A (a)	2,428	208,225

		2,042,883

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 38.3%
3D Systems Corp. (a)	13,054	173,488
Apple, Inc.	1,775	205,580

Cray, Inc. (a)	4,863	100,664
Diebold Nixdorf, Inc.	8,154	205,073
Eastman Kodak Co. (a)	756	11,718
Electronics For Imaging, Inc. (a)	4,533	198,817
Hewlett Packard Enterprise Co.	8,250	190,905
HP, Inc.	12,814	190,160
NCR Corp. (a)	4,913	199,271
NetApp, Inc.	5,554	195,890
Nimble Storage, Inc. (a)	11,674	92,458
Pure Storage, Inc. Class A (a)	12,826	145,062
Seagate Technology PLC	5,152	196,652
Super Micro Computer, Inc. (a)	3,385	94,949
Western Digital Corp.	2,986	202,899

		2,403,586

TOTAL COMMON STOCKS (Cost $5,074,619)		6,265,550

SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d) (Cost $2,254)	2,254	2,254

TOTAL INVESTMENTS — 99.9% (Cost $5,076,873)		6,267,804
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		6,303

NET ASSETS — 100.0%		$6,274,107

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The rate shown is the annualized seven-day yield at December 31, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Electronic Components	$1,819,081	$—	$—	$1,819,081
Electronic Equipment & Instruments	2,042,883	—	—	2,042,883
Technology Hardware, Storage & Peripherals	2,403,586	—	—	2,403,586
Short-Term Investment	2,254	—	—	2,254

TOTAL INVESTMENTS	$6,267,804	$—	$—	$6,267,804

See accompanying notes to financial statements.

SPDR S&P Technology Hardware ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	245,842	$245,842	310,194	556,036	—	$—	$23	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	324,079	321,825	2,254	2,254	18	—

TOTAL		$245,842				$2,254	$41	$—

See accompanying notes to financial statements.

SPDR S&P Telecom ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
ALTERNATIVE CARRIERS — 12.7%
Cogent Communications Holdings, Inc. (a)	31,897	$1,318,941
Inteliquent, Inc.	20,774	476,140
Iridium Communications, Inc. (a) (b)	58,664	563,174
Level 3 Communications, Inc. (b)	23,797	1,341,199
ORBCOMM, Inc. (b)	33,910	280,436
Vonage Holdings Corp. (a) (b)	196,050	1,342,943
Zayo Group Holdings, Inc. (b)	39,514	1,298,430

		6,621,263

COMMUNICATIONS EQUIPMENT — 59.4%
ADTRAN, Inc.	24,674	551,464
Arista Networks, Inc. (a) (b)	14,169	1,371,134
ARRIS International PLC (b)	45,055	1,357,507
Brocade Communications Systems, Inc.	108,263	1,352,205
CalAmp Corp. (a) (b)	36,681	531,875
Ciena Corp. (a) (b)	54,317	1,325,878
Cisco Systems, Inc.	44,634	1,348,840
CommScope Holding Co., Inc. (b)	36,688	1,364,794
EchoStar Corp. Class A (b)	15,549	799,063
Extreme Networks, Inc. (b)	50,927	256,163
F5 Networks, Inc. (b)	9,363	1,355,013
Finisar Corp. (b)	40,140	1,215,038
Harris Corp.	12,718	1,303,213
Infinera Corp. (a) (b)	151,516	1,286,371
InterDigital, Inc.	15,785	1,441,960
Ixia (b)	20,365	327,877
Juniper Networks, Inc.	47,109	1,331,300
Lumentum Holdings, Inc. (b)	31,614	1,221,881
Motorola Solutions, Inc.	16,151	1,338,756
NETGEAR, Inc. (a) (b)	22,927	1,246,082
NetScout Systems, Inc. (b)	40,468	1,274,742
Oclaro, Inc. (b)	152,922	1,368,652
Palo Alto Networks, Inc. (a) (b)	10,357	1,295,143
Plantronics, Inc.	10,508	575,418
ShoreTel, Inc. (b)	50,296	359,616
Ubiquiti Networks, Inc. (b)	23,839	1,377,894
ViaSat, Inc. (a) (b)	19,454	1,288,244
Viavi Solutions, Inc. (b)	124,639	1,019,547

		30,885,670

INTEGRATED TELECOMMUNICATION SERVICES — 18.6%
AT&T, Inc.	33,175	1,410,933
ATN International, Inc. (a)	5,391	431,981
CenturyLink, Inc.	55,622	1,322,691

Cincinnati Bell, Inc. (b)	18,074	403,954
Consolidated Communications Holdings, Inc. (a)	20,765	557,540
Frontier Communications Corp. (a)	365,394	1,235,032
General Communication, Inc. Class A (b)	12,001	233,419
SBA Communications Corp. Class A (b)	13,583	1,402,581
Verizon Communications, Inc.	26,051	1,390,602
Windstream Holdings, Inc. (a)	174,173	1,276,688

		9,665,421

WIRELESS TELECOMMUNICATION SERVICES — 9.0%
Shenandoah Telecommunications Co. (a)	18,897	515,888
Sprint Corp. (a) (b)	158,126	1,331,421
T-Mobile US, Inc. (a) (b)	23,636	1,359,306
Telephone & Data Systems, Inc.	41,667	1,202,926
United States Cellular Corp. (b)	6,547	286,235

		4,695,776

TOTAL COMMON STOCKS (Cost $48,482,026)		51,868,130

SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d)	113,815	113,815
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	1,361,837	1,361,837

TOTAL SHORT-TERM INVESTMENTS (Cost $1,475,652)		1,475,652

TOTAL INVESTMENTS — 102.6% (Cost $49,957,678)		53,343,782
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(1,330,603)

NET ASSETS — 100.0%		$52,013,179

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Alternative Carriers	$6,621,263	$—	$—	$6,621,263
Communications Equipment	30,885,670	—	—	30,885,670

See accompanying notes to financial statements.

SPDR S&P Telecom ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Integrated Telecommunication Services	$9,665,421	$—	$—	$9,665,421
Wireless Telecommunication Services	4,695,776	—	—	4,695,776
Short-Term Investments	1,475,652	—	—	1,475,652

TOTAL INVESTMENTS	$53,343,782	$—	$—	$53,343,782

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	26,185	$26,185	747,992	774,177	—	$—	$103	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,038,450	924,635	113,815	113,815	62	—
State Street Navigator Securities Lending Government Money Market Portfolio*	4,330,835	4,330,835	11,017,357	13,986,355	1,361,837	1,361,837	14,699	—

TOTAL		$4,357,020				$1,475,652	$14,864	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Transportation ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 20.2%
Air Transport Services Group, Inc. (a)	137,669	$2,197,197
Atlas Air Worldwide Holdings, Inc. (a)	99,995	5,214,739
C.H. Robinson Worldwide, Inc. (b)	106,644	7,812,740
Echo Global Logistics, Inc. (a)	124,835	3,127,117
Expeditors International of Washington, Inc.	148,686	7,874,411
FedEx Corp.	41,794	7,782,043
Forward Air Corp.	75,758	3,589,414
Hub Group, Inc. Class A (a)	123,495	5,402,906
United Parcel Service, Inc. Class B	68,641	7,869,004
XPO Logistics, Inc. (a) (b)	170,333	7,351,572

		58,221,143

AIRLINES — 27.0%
Alaska Air Group, Inc.	91,511	8,119,771
Allegiant Travel Co.	47,476	7,900,007
American Airlines Group, Inc.	165,538	7,728,969
Delta Air Lines, Inc.	158,649	7,803,944
Hawaiian Holdings, Inc. (a)	144,795	8,253,315
JetBlue Airways Corp. (a)	375,077	8,409,226
SkyWest, Inc.	153,453	5,593,362
Southwest Airlines Co.	164,969	8,222,055
Spirit Airlines, Inc. (a) (b)	139,129	8,050,004
United Continental Holdings, Inc. (a)	109,307	7,966,294

		78,046,947

AIRPORT SERVICES — 2.8%
Macquarie Infrastructure Corp.	99,290	8,111,993

MARINE — 4.2%
Kirby Corp. (a) (b)	118,495	7,879,918
Matson, Inc.	121,956	4,316,023

		12,195,941

RAILROADS — 13.6%
CSX Corp.	220,439	7,920,373
Genesee & Wyoming, Inc. Class A (a)	102,697	7,128,199
Kansas City Southern	95,488	8,102,157
Norfolk Southern Corp.	74,230	8,022,036
Union Pacific Corp.	77,996	8,086,625

		39,259,390

TRUCKING — 32.1%
AMERCO	22,085	8,162,395
ArcBest Corp.	75,843	2,097,059
Avis Budget Group, Inc. (a)	203,060	7,448,241
Heartland Express, Inc.	243,137	4,950,269
Hertz Global Holdings, Inc. (a)	339,732	7,324,622
JB Hunt Transport Services, Inc.	82,476	8,005,945
Knight Transportation, Inc. (b)	228,575	7,554,404
Landstar System, Inc.	93,025	7,935,033
Marten Transport, Ltd.	38,154	888,988
Old Dominion Freight Line, Inc. (a)	92,151	7,905,634
Ryder System, Inc.	99,904	7,436,854
Saia, Inc. (a)	76,525	3,378,579
Swift Transportation Co. (a) (b)	337,772	8,228,126
Werner Enterprises, Inc.	295,991	7,976,957
YRC Worldwide, Inc. (a)	257,125	3,414,620

		92,707,726

TOTAL COMMON STOCKS (Cost $286,943,702)		288,543,140

SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d) (Cost $1,000,193)	1,000,193	1,000,193

TOTAL INVESTMENTS — 100.3% (Cost $287,943,895)		289,543,333
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(805,906)

NET ASSETS — 100.0%		$288,737,427

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Air Freight & Logistics	$58,221,143	$—	$—	$58,221,143
Airlines	78,046,947	—	—	78,046,947
Airport Services	8,111,993	—	—	8,111,993
Marine	12,195,941	—	—	12,195,941
Railroads	39,259,390	—	—	39,259,390
Trucking	92,707,726	—	—	92,707,726
Short-Term Investment	1,000,193	—	—	1,000,193

TOTAL INVESTMENTS	$289,543,333	$—	$—	$289,543,333

See accompanying notes to financial statements.

SPDR S&P Transportation ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	486,211	$486,211	852,446	1,338,657	—	$—	$449	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	2,901,187	1,900,994	1,000,193	1,000,193	407	—
State Street Navigator Securities Lending Government Money Market Portfolio*	21,972,525	21,972,525	67,152,261	89,124,786	—	—	30,117	—

TOTAL		$22,458,736				$1,000,193	$30,973	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.0%
AAR Corp.	12	$397
Aerojet Rocketdyne Holdings, Inc. (a)	32	574
Aerovironment, Inc. (a) (b)	6	161
Arconic, Inc.	296	5,488
B/E Aerospace, Inc. (b)	18	1,083
Boeing Co. (b)	236	36,740
Cubic Corp.	10	479
Curtiss-Wright Corp.	8	787
Engility Holdings, Inc. (a)	24	809
Esterline Technologies Corp. (a)	14	1,249
General Dynamics Corp.	100	17,266
Huntington Ingalls Industries, Inc.	14	2,579
KLX, Inc. (a)	8	361
L3 Technologies, Inc. (a)	42	6,389
Lockheed Martin Corp.	92	22,994
Mercury Systems, Inc. (a) (b)	12	363
Moog, Inc. Class A (a)	22	1,445
National Presto Industries, Inc. (a)	4	426
Northrop Grumman Corp.	52	12,094
Orbital ATK, Inc.	24	2,106
Raytheon Co.	82	11,644
Rockwell Collins, Inc. (b)	24	2,226
Teledyne Technologies, Inc. (a)	14	1,722
Textron, Inc.	118	5,730
Triumph Group, Inc. (b)	70	1,855
United Technologies Corp.	349	38,257

		175,224

AIR FREIGHT & LOGISTICS — 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	26	1,356
C.H. Robinson Worldwide, Inc.	46	3,370
Expeditors International of Washington, Inc.	44	2,330
FedEx Corp.	88	16,386
Forward Air Corp.	6	284
Hub Group, Inc. Class A (a)	14	612
United Parcel Service, Inc. Class B	248	28,431

		52,769

AIRLINES — 0.8%
Alaska Air Group, Inc.	32	2,839
Allegiant Travel Co.	6	999
American Airlines Group, Inc. (b)	367	17,135
Delta Air Lines, Inc.	365	17,954
Hawaiian Holdings, Inc. (a)	22	1,254
JetBlue Airways Corp. (a)	170	3,812
SkyWest, Inc.	56	2,041
Southwest Airlines Co.	180	8,971
United Continental Holdings, Inc. (a) (b)	252	18,366

		73,371

AUTO COMPONENTS — 0.3%
BorgWarner, Inc.	88	3,471
Dana, Inc.	208	3,948
Delphi Automotive PLC	76	5,118
Dorman Products, Inc. (a)	14	1,023
Gentex Corp.	64	1,260
Goodyear Tire & Rubber Co.	204	6,297
LCI Industries	8	862

Standard Motor Products, Inc. (b)	14	745
Superior Industries International, Inc.	16	422

		23,146

AUTOMOBILES — 1.6%
Ford Motor Co.	5,565	67,504
General Motors Co.	1,991	69,366
Harley-Davidson, Inc. (b)	74	4,317
Thor Industries, Inc.	24	2,401
Winnebago Industries, Inc.	10	317

		143,905

BANKS — 12.7%
Associated Banc-Corp.	82	2,025
BancorpSouth, Inc.	52	1,615
Bank of America Corp.	8,760	193,596
Bank of Hawaii Corp. (b)	20	1,774
Bank of the Ozarks, Inc.	16	841
Banner Corp.	16	893
BB&T Corp.	439	20,642
Boston Private Financial Holdings, Inc.	26	430
Brookline Bancorp, Inc.	28	459
Cardinal Financial Corp.	38	1,246
Cathay General Bancorp	26	989
Citigroup, Inc.	4,092	243,188
Citizens Financial Group, Inc.	246	8,765
City Holding Co.	8	541
Columbia Banking System, Inc.	12	536
Comerica, Inc.	244	16,619
Commerce Bancshares, Inc. (b)	34	1,966
Community Bank System, Inc. (b)	16	989
Cullen/Frost Bankers, Inc.	38	3,353
CVB Financial Corp. (b)	42	963
East West Bancorp, Inc.	44	2,237
Fifth Third Bancorp	661	17,827
First BanCorp (a)	76	502
First Commonwealth Financial Corp.	56	794
First Financial Bancorp	32	910
First Financial Bankshares, Inc. (b)	20	904
First Horizon National Corp.	132	2,641
First Midwest Bancorp, Inc.	34	858
FNB Corp.	76	1,218
Fulton Financial Corp. (b)	88	1,654
Glacier Bancorp, Inc.	34	1,232
Hancock Holding Co.	56	2,414
Hanmi Financial Corp.	16	558
Home BancShares, Inc.	32	889
Hope Bancorp, Inc.	36	788
Huntington Bancshares, Inc.	521	6,888
Independent Bank Corp.	8	564
International Bancshares Corp.	36	1,469
JPMorgan Chase & Co.	3,101	267,585
KeyCorp	314	5,737
LegacyTexas Financial Group, Inc.	10	431
M&T Bank Corp.	52	8,134
MB Financial, Inc.	22	1,039
NBT Bancorp, Inc.	18	754
OFG Bancorp	100	1,310
Old National Bancorp	96	1,742
PacWest Bancorp	44	2,395

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

People’s United Financial, Inc. (b)	188	$3,640
Pinnacle Financial Partners, Inc.	16	1,109
PNC Financial Services Group, Inc.	339	39,649
PrivateBancorp, Inc.	28	1,517
Prosperity Bancshares, Inc.	22	1,579
Regions Financial Corp.	1,086	15,595
S&T Bancorp, Inc.	16	625
Signature Bank (a)	12	1,802
Simmons First National Corp. Class A	8	497
Sterling Bancorp	48	1,123
SunTrust Banks, Inc.	343	18,814
SVB Financial Group (a)	14	2,403
Synovus Financial Corp.	70	2,876
TCF Financial Corp.	96	1,881
Texas Capital Bancshares, Inc. (a)	10	784
Tompkins Financial Corp. (b)	8	756
Trustmark Corp.	30	1,069
UMB Financial Corp.	16	1,234
Umpqua Holdings Corp.	100	1,878
United Bankshares, Inc.	22	1,017
United Community Banks, Inc.	56	1,659
US Bancorp	711	36,524
Valley National Bancorp (b)	216	2,514
Webster Financial Corp.	34	1,846
Wells Fargo & Co.	2,444	134,689
Westamerica Bancorporation (b)	10	629
Wintrust Financial Corp.	16	1,161
Zions Bancorp	108	4,648

		1,118,422

BEVERAGES — 0.9%
Boston Beer Co., Inc. Class A (a)	2	340
Brown-Forman Corp. Class B	56	2,516
Coca-Cola Co.	927	38,433
Constellation Brands, Inc. Class A	24	3,679
Dr. Pepper Snapple Group, Inc.	34	3,083
Molson Coors Brewing Co. Class B	34	3,309
Monster Beverage Corp. (a)	60	2,660
PepsiCo, Inc.	216	22,600

		76,620

BIOTECHNOLOGY — 1.0%
AbbVie, Inc.	304	19,036
Acorda Therapeutics, Inc. (a)	16	301
Alexion Pharmaceuticals, Inc. (a)	30	3,670
Amgen, Inc.	60	8,773
Biogen, Inc. (a)	40	11,343
Celgene Corp. (a)	104	12,038
Emergent BioSolutions, Inc. (a)	14	460
Gilead Sciences, Inc.	306	21,913
Momenta Pharmaceuticals, Inc. (a)	20	301
Regeneron Pharmaceuticals, Inc. (a)	10	3,671
Spectrum Pharmaceuticals, Inc. (a)	86	381
United Therapeutics Corp. (a) (b)	8	1,147
Vertex Pharmaceuticals, Inc. (a)	24	1,768

		84,802

BUILDING PRODUCTS — 0.3%
AAON, Inc.	12	397
Allegion PLC	10	640
AO Smith Corp.	32	1,515

Apogee Enterprises, Inc. (b)	18	964
Fortune Brands Home & Security, Inc.	36	1,925
Gibraltar Industries, Inc. (a)	16	667
Griffon Corp. (b)	34	891
Johnson Controls International PLC	333	13,716
Lennox International, Inc.	8	1,225
Masco Corp.	78	2,466
Quanex Building Products Corp.	14	284
Simpson Manufacturing Co., Inc. (b)	14	613
Universal Forest Products, Inc.	12	1,226

		26,529

CAPITAL MARKETS — 3.5%
Affiliated Managers Group, Inc. (a)	16	2,325
Ameriprise Financial, Inc.	90	9,985
Bank of New York Mellon Corp.	467	22,126
BlackRock, Inc. (b)	50	19,027
Calamos Asset Management, Inc. Class A	22	188
CBOE Holdings, Inc.	14	1,034
Charles Schwab Corp.	236	9,315
CME Group, Inc.	122	14,073
Donnelley Financial Solutions, Inc. (a)	32	735
E*TRADE Financial Corp. (a)	92	3,188
Eaton Vance Corp.	32	1,340
Evercore Partners, Inc. Class A	16	1,099
FactSet Research Systems, Inc. (b)	6	981
Federated Investors, Inc. Class B	44	1,244
Financial Engines, Inc. (b)	6	220
Franklin Resources, Inc.	252	9,974
Goldman Sachs Group, Inc. (b)	260	62,257
Greenhill & Co., Inc. (b)	10	277
Interactive Brokers Group, Inc. Class A (b)	24	876
Intercontinental Exchange, Inc.	110	6,206
Invesco, Ltd.	180	5,461
Investment Technology Group, Inc.	28	553
Janus Capital Group, Inc.	82	1,088
Legg Mason, Inc.	72	2,153
MarketAxess Holdings, Inc.	4	588
Moody’s Corp.	32	3,017
Morgan Stanley	2,071	87,500
MSCI, Inc.	18	1,418
Nasdaq, Inc.	40	2,685
Northern Trust Corp.	70	6,233
Piper Jaffray Cos. (a)	18	1,305
Raymond James Financial, Inc.	60	4,156
S&P Global, Inc.	26	2,796
SEI Investments Co.	116	5,726
State Street Corp. (c)	144	11,192
Stifel Financial Corp. (a)	46	2,298
T Rowe Price Group, Inc.	72	5,419
Waddell & Reed Financial, Inc. Class A (b)	68	1,327

		311,385

CHEMICALS — 2.1%
A Schulman, Inc.	18	602
AdvanSix, Inc. (a)	6	133
Air Products & Chemicals, Inc.	62	8,917
Albemarle Corp.	24	2,066
American Vanguard Corp.	6	115
Ashland Global Holdings, Inc.	26	2,841

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Balchem Corp.	4	$336
Cabot Corp.	30	1,516
Calgon Carbon Corp.	18	306
CF Industries Holdings, Inc. (b)	196	6,170
Chemours Co.	254	5,611
Dow Chemical Co.	499	28,553
E.I. du Pont de Nemours & Co.	248	18,203
Eastman Chemical Co.	66	4,964
Ecolab, Inc.	48	5,626
FMC Corp. (b)	28	1,584
FutureFuel Corp.	52	723
Hawkins, Inc.	4	216
HB Fuller Co.	16	773
Ingevity Corp. (a)	14	768
Innophos Holdings, Inc.	14	732
Innospec, Inc.	18	1,233
International Flavors & Fragrances, Inc.	14	1,649
Koppers Holdings, Inc. (a)	10	403
Kraton Corp. (a)	18	513
LSB Industries, Inc. (a) (b)	8	67
LyondellBasell Industries NV Class A	292	25,048
Minerals Technologies, Inc.	12	927
Monsanto Co.	124	13,046
Mosaic Co. (b)	296	8,682
NewMarket Corp.	2	848
Olin Corp. (b)	44	1,127
PolyOne Corp.	22	705
PPG Industries, Inc.	52	4,927
Praxair, Inc.	84	9,844
Quaker Chemical Corp.	6	768
Rayonier Advanced Materials, Inc.	18	278
RPM International, Inc.	186	10,012
Scotts Miracle-Gro Co. Class A	18	1,720
Sensient Technologies Corp.	20	1,571
Sherwin-Williams Co.	14	3,762
Stepan Co.	8	652
Tredegar Corp.	14	336
Valspar Corp.	24	2,487

		181,360

COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	36	1,470
Brady Corp. Class A	20	751
Brink’s Co.	20	825
Cintas Corp. (b)	38	4,391
Clean Harbors, Inc. (a)	12	668
Copart, Inc. (a)	34	1,884
Deluxe Corp.	16	1,146
Essendant, Inc.	30	627
G&K Services, Inc. Class A	10	965
Healthcare Services Group, Inc.	18	705
Herman Miller, Inc.	20	684
HNI Corp. (b)	22	1,230
Interface, Inc.	18	334
LSC Communications, Inc.	32	950
Matthews International Corp. Class A	12	922
Mobile Mini, Inc.	16	484
MSA Safety, Inc.	12	832
Pitney Bowes, Inc. (b)	132	2,005
Republic Services, Inc. Class A	126	7,188

Rollins, Inc.	132	4,459
RR Donnelley & Sons Co.	88	1,436
Stericycle, Inc. (a)	18	1,387
Tetra Tech, Inc.	26	1,122
UniFirst Corp. (b)	8	1,149
Viad Corp.	12	529
Waste Management, Inc.	114	8,084

		46,227

COMMUNICATIONS EQUIPMENT — 0.9%
ADTRAN, Inc.	16	358
ARRIS International PLC (a)	50	1,506
Bel Fuse, Inc. Class B	6	185
Black Box Corp.	12	183
Ciena Corp. (a)	22	537
Cisco Systems, Inc.	1,841	55,635
Comtech Telecommunications Corp.	10	118
Digi International, Inc. (a)	12	165
F5 Networks, Inc. (a)	12	1,737
Harmonic, Inc. (a) (b)	42	210
Harris Corp.	44	4,509
InterDigital, Inc.	18	1,644
Ixia (a)	66	1,063
Juniper Networks, Inc.	124	3,504
Lumentum Holdings, Inc. (a)	12	464
Motorola Solutions, Inc.	48	3,979
NETGEAR, Inc. (a)	12	652
NetScout Systems, Inc. (a)	12	378
Plantronics, Inc.	10	548
ViaSat, Inc. (a)	10	662
Viavi Solutions, Inc. (a)	60	491

		78,528

CONSTRUCTION & ENGINEERING — 0.3%
AECOM (a)	108	3,927
Aegion Corp. (a)	18	427
Comfort Systems USA, Inc.	28	932
Dycom Industries, Inc. (a) (b)	14	1,124
EMCOR Group, Inc.	32	2,264
Fluor Corp. (b)	114	5,987
Granite Construction, Inc.	20	1,100
Jacobs Engineering Group, Inc. (a)	90	5,130
KBR, Inc.	124	2,070
Orion Group Holdings, Inc. (a)	16	159
Quanta Services, Inc. (a)	134	4,670
Valmont Industries, Inc.	8	1,127

		28,917

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	10	985
Headwaters, Inc. (a)	40	941
Martin Marietta Materials, Inc. (b)	10	2,215
Vulcan Materials Co.	18	2,253

		6,394

CONSUMER FINANCE — 1.2%
American Express Co.	369	27,335
Capital One Financial Corp.	417	36,379
Discover Financial Services	192	13,841
Encore Capital Group, Inc. (a) (b)	12	344
EZCORP, Inc. Class A (a) (b)	18	192

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Firstcash, Inc.	34	$1,598
Green Dot Corp. Class A (a)	46	1,083
Navient Corp.	481	7,903
PRA Group, Inc. (a) (b)	18	704
SLM Corp. (a)	40	441
Synchrony Financial	363	13,166
World Acceptance Corp. (a)	8	514

		103,500

CONTAINERS & PACKAGING — 0.5%
AptarGroup, Inc.	20	1,469
Avery Dennison Corp.	34	2,388
Ball Corp.	34	2,552
Bemis Co., Inc.	34	1,626
Greif, Inc. Class A (b)	32	1,642
International Paper Co.	278	14,751
Myers Industries, Inc.	14	200
Owens-Illinois, Inc. (a)	176	3,064
Packaging Corp. of America	52	4,411
Sealed Air Corp.	42	1,904
Silgan Holdings, Inc.	24	1,228
Sonoco Products Co.	54	2,846
WestRock Co.	112	5,686

		43,767

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	32	1,378
Genuine Parts Co.	58	5,541
LKQ Corp. (a)	98	3,004
Pool Corp.	14	1,461

		11,384

DIVERSIFIED CONSUMER SERVICES — 0.1%
American Public Education, Inc. (a) (b)	4	98
Capella Education Co.	6	527
Career Education Corp. (a)	56	565
DeVry Education Group, Inc. (b)	82	2,558
Graham Holdings Co. Class B	6	3,072
H&R Block, Inc. (b)	70	1,609
Regis Corp. (a)	38	552
Service Corp. International	46	1,306
Sotheby’s (b)	16	638
Strayer Education, Inc. (a)	6	484

		11,409

DIVERSIFIED FINANCIAL SERVICES — 2.0%
Berkshire Hathaway, Inc. Class B (a)	1,022	166,566
Leucadia National Corp.	280	6,510

		173,076

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.7%
AT&T, Inc.	2,919	124,145
ATN International, Inc.	10	801
CenturyLink, Inc.	761	18,097
Cincinnati Bell, Inc. (a)	24	536
Frontier Communications Corp. (b)	729	2,464
General Communication, Inc. Class A (a)	36	700
Iridium Communications, Inc. (a) (b)	100	960
Level 3 Communications, Inc. (a)	116	6,538
Lumos Networks Corp. (a)	4	63
Verizon Communications, Inc.	1,657	88,451

		242,755

ELECTRIC UTILITIES — 2.1%
ALLETE, Inc. (b)	20	1,284
Alliant Energy Corp.	88	3,334
American Electric Power Co., Inc.	214	13,474
Duke Energy Corp.	323	25,071
Edison International	130	9,359
El Paso Electric Co.	18	837
Entergy Corp.	120	8,816
Eversource Energy	114	6,296
Exelon Corp.	623	22,110
FirstEnergy Corp.	286	8,858
Great Plains Energy, Inc.	106	2,899
Hawaiian Electric Industries, Inc.	58	1,918
IDACORP, Inc.	28	2,255
NextEra Energy, Inc. (b)	128	15,291
OGE Energy Corp.	88	2,944
PG&E Corp.	196	11,911
Pinnacle West Capital Corp.	50	3,902
PNM Resources, Inc.	58	1,989
PPL Corp.	292	9,943
Southern Co. (b)	433	21,299
Westar Energy, Inc.	50	2,818
Xcel Energy, Inc.	202	8,221

		184,829

ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	4	923
AMETEK, Inc.	46	2,236
AZZ, Inc.	8	511
Eaton Corp. PLC	200	13,418
Emerson Electric Co.	268	14,941
Encore Wire Corp.	8	347
EnerSys.	10	781
General Cable Corp. (b)	54	1,029
Hubbell, Inc.	18	2,101
Powell Industries, Inc.	6	234
Regal Beloit Corp.	62	4,293
Rockwell Automation, Inc. (b)	30	4,032
Vicor Corp. (a)	22	332

		45,178

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Agilysys, Inc. (a)	10	104
Amphenol Corp. Class A	46	3,091
Anixter International, Inc. (a)	34	2,756
Arrow Electronics, Inc. (a)	130	9,269
Avnet, Inc.	184	8,760
Badger Meter, Inc.	8	296
Belden, Inc.	2	150
Benchmark Electronics, Inc. (a)	40	1,220
Cognex Corp. (b)	118	7,507
Coherent, Inc. (a)	6	824
Corning, Inc.	461	11,188
CTS Corp.	16	358
Daktronics, Inc.	20	214
Electro Scientific Industries, Inc. (a)	8	47
FARO Technologies, Inc. (a)	2	72
FLIR Systems, Inc.	38	1,375
II-VI, Inc. (a)	16	474

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Insight Enterprises, Inc. (a)	48	$1,941
IPG Photonics Corp. (a)	10	987
Itron, Inc. (a)	18	1,131
Jabil Circuit, Inc.	250	5,918
Keysight Technologies, Inc. (a)	64	2,340
Knowles Corp. (a) (b)	32	535
Littelfuse, Inc.	6	911
Methode Electronics, Inc.	18	744
MTS Systems Corp.	4	227
National Instruments Corp.	24	740
OSI Systems, Inc. (a)	6	457
Park Electrochemical Corp.	6	112
Plexus Corp. (a)	18	973
Rogers Corp. (a)	6	461
Sanmina Corp. (a)	108	3,958
ScanSource, Inc. (a)	16	646
SYNNEX Corp.	38	4,599
TE Connectivity, Ltd.	128	8,868
Tech Data Corp. (a)	56	4,742
Trimble, Inc. (a)	52	1,568
TTM Technologies, Inc. (a) (b)	134	1,826
VeriFone Systems, Inc. (a)	18	319
Vishay Intertechnology, Inc.	96	1,555
Zebra Technologies Corp. Class A (a)	16	1,372

		94,635

ENERGY EQUIPMENT & SERVICES — 1.8%
Archrock, Inc. (b)	102	1,346
Atwood Oceanics, Inc. (b)	140	1,838
Baker Hughes, Inc.	198	12,864
Diamond Offshore Drilling, Inc.	102	1,805
Dril-Quip, Inc. (a)	10	600
Ensco PLC Class A	455	4,423
Era Group, Inc. (a)	12	204
Exterran Corp. (a)	18	430
FMC Technologies, Inc. (a)	120	4,264
Geospace Technologies Corp. (a)	2	41
Gulf Island Fabrication, Inc.	6	71
Halliburton Co.	385	20,825
Helix Energy Solutions Group, Inc. (a)	154	1,358
Helmerich & Payne, Inc.	70	5,418
Hornbeck Offshore Services, Inc. (a) (b)	54	390
Matrix Service Co. (a)	14	318
Nabors Industries, Ltd.	373	6,117
National Oilwell Varco, Inc. (b)	527	19,731
Newpark Resources, Inc. (a)	100	750
Noble Corp. PLC	355	2,102
Oceaneering International, Inc.	90	2,539
Oil States International, Inc. (a)	68	2,652
Patterson-UTI Energy, Inc. (b)	128	3,446
Pioneer Energy Services Corp. (a)	36	247
Rowan Cos. PLC Class A (b)	162	3,060
Schlumberger, Ltd.	515	43,234
SEACOR Holdings, Inc. (a)	12	855
Superior Energy Services, Inc.	212	3,579
Tesco Corp.	58	478
TETRA Technologies, Inc. (a)	42	211
Transocean, Ltd. (a) (b)	509	7,503
Unit Corp. (a)	76	2,042
US Silica Holdings, Inc.	16	907

		155,648

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.0% (d)
CoreCivic, Inc. REIT	60	1,467
Cousins Properties, Inc. REIT	72	613
Parkway, Inc. REIT (a)	8	178

		2,258

FOOD & STAPLES RETAILING — 3.2%
Andersons, Inc.	26	1,162
Casey’s General Stores, Inc.	20	2,378
Costco Wholesale Corp.	152	24,337
CVS Health Corp.	395	31,170
Kroger Co.	659	22,742
SpartanNash Co.	40	1,582
SUPERVALU, Inc. (a)	345	1,611
Sysco Corp.	244	13,510
United Natural Foods, Inc. (a)	44	2,100
Wal-Mart Stores, Inc.	2,161	149,368
Walgreens Boots Alliance, Inc.	345	28,552
Whole Foods Market, Inc.	140	4,306

		282,818

FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	833	38,027
B&G Foods, Inc.	18	788
Cal-Maine Foods, Inc. (b)	12	530
Calavo Growers, Inc. (b)	4	246
Campbell Soup Co.	62	3,749
Conagra Brands, Inc.	122	4,825
Darling Ingredients, Inc. (a) (b)	118	1,523
Dean Foods Co.	122	2,657
Flowers Foods, Inc.	52	1,038
General Mills, Inc.	134	8,277
Hain Celestial Group, Inc. (a)	24	937
Hershey Co.	34	3,517
Hormel Foods Corp. (b)	96	3,342
Ingredion, Inc.	26	3,249
J&J Snack Foods Corp.	6	801
J.M. Smucker Co.	26	3,330
Kellogg Co.	86	6,339
Kraft Heinz Co. (b)	112	9,780
Lamb Weston Holdings, Inc. (a)	40	1,514
Lancaster Colony Corp.	8	1,131
McCormick & Co., Inc.	22	2,053
Mead Johnson Nutrition Co.	34	2,406
Mondelez International, Inc. Class A	565	25,046
Post Holdings, Inc. (a)	28	2,251
Sanderson Farms, Inc. (b)	10	942
Seneca Foods Corp. Class A (a)	8	320
Snyder’s-Lance, Inc. (b)	110	4,217
Tootsie Roll Industries, Inc. (b)	14	557
TreeHouse Foods, Inc. (a) (b)	14	1,011
Tyson Foods, Inc. Class A	136	8,389
WhiteWave Foods Co. (a)	32	1,779

		144,571

GAS UTILITIES — 0.3%
Atmos Energy Corp.	48	3,559
National Fuel Gas Co.	36	2,039
New Jersey Resources Corp.	44	1,562
Northwest Natural Gas Co.	14	837

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

ONE Gas, Inc.	20	$1,279
South Jersey Industries, Inc.	24	809
Southwest Gas Corp.	24	1,839
Spire, Inc.	16	1,033
UGI Corp.	164	7,557
WGL Holdings, Inc.	30	2,288

		22,802

HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Abaxis, Inc. (b)	4	211
Abbott Laboratories	511	19,628
Align Technology, Inc. (a)	16	1,538
Analogic Corp. (b)	4	332
Baxter International, Inc.	234	10,376
Becton Dickinson and Co.	42	6,953
Boston Scientific Corp. (a)	254	5,494
C.R. Bard, Inc.	6	1,348
Cantel Medical Corp.	8	630
CONMED Corp.	12	530
Cooper Cos., Inc.	10	1,749
CryoLife, Inc.	12	230
Danaher Corp.	90	7,006
DENTSPLY SIRONA, Inc.	20	1,155
Edwards Lifesciences Corp. (a)	34	3,186
Haemonetics Corp. (a)	16	643
Halyard Health, Inc. (a)	34	1,257
Hill-Rom Holdings, Inc.	22	1,235
Hologic, Inc. (a)	56	2,247
ICU Medical, Inc. (a)	4	589
IDEXX Laboratories, Inc. (a)	12	1,407
Integer Holdings Corp. (a) (b)	12	353
Integra LifeSciences Holdings Corp. (a)	10	858
Intuitive Surgical, Inc. (a)	6	3,805
Invacare Corp. (b)	32	418
LivaNova PLC (a)	6	270
Masimo Corp. (a)	8	539
Medtronic PLC	256	18,235
Meridian Bioscience, Inc.	12	212
Merit Medical Systems, Inc. (a)	14	371
Natus Medical, Inc. (a)	10	348
Neogen Corp. (a)	6	396
NuVasive, Inc. (a) (b)	16	1,078
ResMed, Inc. (b)	18	1,117
St. Jude Medical, Inc.	82	6,576
STERIS PLC	22	1,483
Stryker Corp. (b)	58	6,949
Surmodics, Inc. (a)	4	102
Teleflex, Inc.	10	1,611
Varian Medical Systems, Inc. (a)	16	1,436
West Pharmaceutical Services, Inc.	10	848
Zimmer Biomet Holdings, Inc.	32	3,302

		118,051

HEALTH CARE PROVIDERS & SERVICES — 3.2%
Aetna, Inc.	142	17,609
Air Methods Corp. (a) (b)	12	382
Almost Family, Inc. (a)	6	265
Amedisys, Inc. (a)	2	85
AmerisourceBergen Corp.	240	18,766
AMN Healthcare Services, Inc. (a) (b)	30	1,154

Anthem, Inc. (b)	184	26,454
Cardinal Health, Inc.	278	20,008
Centene Corp. (a)	78	4,408
Chemed Corp. (b)	8	1,283
Cigna Corp.	74	9,871
Community Health Systems, Inc. (a) (b)	158	883
CorVel Corp. (a)	8	293
Cross Country Healthcare, Inc. (a)	34	531
DaVita, Inc. (a)	60	3,852
Ensign Group, Inc.	20	444
Envision Healthcare Corp. (a)	18	1,139
Express Scripts Holding Co. (a)	429	29,511
HCA Holdings, Inc. (a)	142	10,511
Healthways, Inc. (a) (b)	36	819
Henry Schein, Inc. (a)	18	2,731
Humana, Inc.	60	12,242
Kindred Healthcare, Inc.	64	502
Laboratory Corp. of America Holdings (a)	28	3,595
Landauer, Inc.	4	192
LHC Group, Inc. (a)	12	548
LifePoint Health, Inc. (a)	36	2,045
Magellan Health, Inc. (a)	20	1,505
McKesson Corp. (b)	192	26,966
MEDNAX, Inc. (a) (b)	32	2,133
Molina Healthcare, Inc. (a) (b)	60	3,256
Owens & Minor, Inc.	52	1,835
Patterson Cos., Inc. (b)	38	1,559
PharMerica Corp. (a)	32	805
Quest Diagnostics, Inc.	56	5,146
Quorum Health Corp. (a)	38	276
Select Medical Holdings Corp. (a) (b)	208	2,756
Tenet Healthcare Corp. (a)	138	2,048
UnitedHealth Group, Inc.	337	53,933
Universal Health Services, Inc. Class B	30	3,191
VCA, Inc. (a)	14	961
WellCare Health Plans, Inc. (a)	32	4,387

		280,880

HEALTH CARE TECHNOLOGY — 0.0% (d)
Allscripts Healthcare Solutions, Inc. (a)	44	449
Cerner Corp. (a) (b)	46	2,179
Computer Programs & Systems, Inc.	2	47
HMS Holdings Corp. (a)	14	254
Medidata Solutions, Inc. (a)	8	398
Omnicell, Inc. (a)	10	339
Quality Systems, Inc.	8	105

		3,771

HOTELS, RESTAURANTS & LEISURE — 1.1%
Biglari Holdings, Inc. (a)	2	946
BJ’s Restaurants, Inc. (a)	6	236
Bob Evans Farms, Inc.	16	851
Boyd Gaming Corp. (a) (b)	62	1,251
Brinker International, Inc. (b)	80	3,962
Buffalo Wild Wings, Inc. (a)	4	618
Carnival Corp.	298	15,514
Cheesecake Factory, Inc.	20	1,198
Chipotle Mexican Grill, Inc. Class A (a) (b)	4	1,509
Cracker Barrel Old Country Store, Inc. (b)	8	1,336
Darden Restaurants, Inc.	54	3,927

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

DineEquity, Inc.	6	$462
Domino’s Pizza, Inc.	4	637
Dunkin’ Brands Group, Inc. (b)	22	1,154
ILG, Inc.	108	1,962
International Speedway Corp. Class A	18	662
Jack in the Box, Inc.	10	1,116
Marcus Corp.	22	693
Marriott International, Inc. Class A	86	7,110
Marriott Vacations Worldwide Corp. (b)	8	679
McDonald’s Corp.	172	20,936
Monarch Casino & Resort, Inc. (a)	6	155
Panera Bread Co. Class A (a) (b)	6	1,231
Papa John’s International, Inc.	12	1,027
Red Robin Gourmet Burgers, Inc. (a)	10	564
Royal Caribbean Cruises, Ltd.	62	5,086
Ruby Tuesday, Inc. (a)	40	129
Ruth’s Hospitality Group, Inc.	16	293
Scientific Games Corp. Class A (a) (b)	34	476
Starbucks Corp.	120	6,662
Texas Roadhouse, Inc.	24	1,158
Wendy’s Co. (b)	148	2,001
Wyndham Worldwide Corp. (b)	32	2,444
Wynn Resorts, Ltd. (b)	64	5,537
Yum! Brands, Inc.	74	4,686

		98,208

HOUSEHOLD DURABLES — 0.5%
CalAtlantic Group, Inc. (b)	34	1,156
D.R. Horton, Inc.	126	3,444
Ethan Allen Interiors, Inc. (b)	10	369
Garmin, Ltd. (b)	90	4,364
Harman International Industries, Inc.	12	1,334
Helen of Troy, Ltd. (a)	16	1,351
iRobot Corp. (a) (b)	8	468
KB Home (b)	120	1,897
La-Z-Boy, Inc.	22	683
Leggett & Platt, Inc.	38	1,857
Lennar Corp. Class A	84	3,606
M/I Homes, Inc. (a) (b)	12	302
MDC Holdings, Inc.	22	565
Meritage Homes Corp. (a)	12	418
Mohawk Industries, Inc. (a)	16	3,195
Newell Brands, Inc.	90	4,019
NVR, Inc. (a)	2	3,338
PulteGroup, Inc.	214	3,933
Tempur Sealy International, Inc. (a) (b)	16	1,092
Toll Brothers, Inc. (a)	50	1,550
TopBuild Corp. (a)	8	285
Tupperware Brands Corp. (b)	20	1,052
Universal Electronics, Inc. (a) (b)	8	516
Whirlpool Corp.	30	5,453

		46,247

HOUSEHOLD PRODUCTS — 1.0%
Central Garden & Pet Co. Class A (a)	44	1,360
Church & Dwight Co., Inc. (b)	40	1,768
Clorox Co.	30	3,600
Colgate-Palmolive Co.	134	8,769
Energizer Holdings, Inc.	16	714
Kimberly-Clark Corp.	66	7,532

Procter & Gamble Co.	775	65,162
WD-40 Co.	18	2,104

		91,009

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	555	6,449
NRG Energy, Inc.	441	5,407

		11,856

INDUSTRIAL CONGLOMERATES — 1.3%
3M Co.	116	20,714
Carlisle Cos., Inc.	14	1,544
General Electric Co.	2,111	66,708
Honeywell International, Inc.	178	20,621
Roper Technologies, Inc.	12	2,197

		111,784

INSURANCE — 5.5%
Aflac, Inc.	355	24,708
Alleghany Corp. (a)	8	4,865
Allstate Corp.	248	18,382
American Equity Investment Life Holding Co.	138	3,111
American Financial Group, Inc.	58	5,111
American International Group, Inc.	843	55,056
AMERISAFE, Inc.	8	499
Aon PLC	50	5,576
Arthur J Gallagher & Co.	78	4,053
Aspen Insurance Holdings, Ltd.	48	2,640
Assurant, Inc.	44	4,086
Brown & Brown, Inc.	44	1,974
Chubb, Ltd.	128	16,911
Cincinnati Financial Corp.	64	4,848
CNO Financial Group, Inc.	152	2,911
eHealth, Inc. (a) (b)	6	64
Employers Holdings, Inc.	16	634
Endurance Specialty Holdings, Ltd.	26	2,402
Everest Re Group, Ltd.	28	6,059
First American Financial Corp.	70	2,564
Genworth Financial, Inc. Class A (a)	759	2,892
Hanover Insurance Group, Inc.	32	2,912
Hartford Financial Services Group, Inc.	272	12,961
HCI Group, Inc. (b)	12	474
Horace Mann Educators Corp.	28	1,198
Infinity Property & Casualty Corp.	8	703
Kemper Corp. (b)	40	1,772
Lincoln National Corp.	339	22,466
Loews Corp.	397	18,591
Marsh & McLennan Cos., Inc.	120	8,111
Mercury General Corp.	40	2,408
MetLife, Inc.	1,566	84,392
Navigators Group, Inc.	12	1,413
Old Republic International Corp.	164	3,116
Primerica, Inc. (b)	28	1,936
Principal Financial Group, Inc.	381	22,045
ProAssurance Corp.	20	1,124
Progressive Corp.	234	8,307
Prudential Financial, Inc.	625	65,037
Reinsurance Group of America, Inc.	92	11,576
RenaissanceRe Holdings, Ltd. (b)	18	2,452
RLI Corp.	16	1,010

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Safety Insurance Group, Inc.	10	$737
Selective Insurance Group, Inc.	40	1,722
Stewart Information Services Corp.	20	922
Torchmark Corp.	52	3,836
Travelers Cos., Inc.	156	19,098
United Fire Group, Inc.	24	1,180
Universal Insurance Holdings, Inc. (b)	12	341
Unum Group	126	5,535
Willis Towers Watson PLC	18	2,201
WR Berkley Corp. (b)	82	5,454
XL Group, Ltd.	136	5,067

		489,443

INTERNET & CATALOG RETAIL — 0.7%
Amazon.com, Inc. (a)	54	40,493
Blue Nile, Inc.	4	162
Expedia, Inc. (b)	24	2,719
FTD Cos., Inc. (a)	18	429
HSN, Inc.	18	617
Netflix, Inc. (a)	36	4,457
Nutrisystem, Inc.	20	693
PetMed Express, Inc.	10	231
Priceline Group, Inc. (a)	10	14,661
TripAdvisor, Inc. (a)	12	556

		65,018

INTERNET SOFTWARE & SERVICES — 2.5%
Akamai Technologies, Inc. (a) (b)	26	1,734
Alphabet, Inc. Class A (a)	104	82,415
Alphabet, Inc. Class C (a)	104	80,269
Blucora, Inc. (a)	14	207
comScore, Inc. (a)	6	189
DHI Group, Inc. (a)	68	425
eBay, Inc. (a)	507	15,053
Facebook, Inc. Class A (a)	190	21,859
j2 Global, Inc. (b)	12	982
Liquidity Services, Inc. (a)	4	39
LivePerson, Inc. (a) (b)	8	60
LogMeIn, Inc.	4	386
NIC, Inc.	36	860
QuinStreet, Inc. (a)	118	444
Stamps.com, Inc. (a) (b)	4	459
VeriSign, Inc. (a) (b)	18	1,369
XO Group, Inc. (a)	8	156
Yahoo!, Inc. (a)	321	12,413

		219,319

IT SERVICES — 2.5%
Accenture PLC Class A	116	13,587
Acxiom Corp. (a)	30	804
Alliance Data Systems Corp.	12	2,742
Automatic Data Processing, Inc.	84	8,633
Broadridge Financial Solutions, Inc.	16	1,061
CACI International, Inc. Class A (a)	16	1,989
Cardtronics PLC Class A (a)	12	655
Ciber, Inc. (a)	72	45
Cognizant Technology Solutions Corp. Class A (a)	110	6,163
Computer Sciences Corp.	194	11,527
Convergys Corp.	46	1,130
CoreLogic, Inc. (a)	30	1,105

CSG Systems International, Inc.	20	968
CSRA, Inc.	38	1,210
DST Systems, Inc.	20	2,143
Fidelity National Information Services, Inc.	76	5,749
Fiserv, Inc. (a)	150	15,942
Forrester Research, Inc.	4	172
Gartner, Inc. (a)	8	809
Global Payments, Inc.	20	1,388
International Business Machines Corp. (b)	413	68,554
Jack Henry & Associates, Inc.	6	533
Leidos Holdings, Inc.	96	4,909
ManTech International Corp. Class A	26	1,098
MasterCard, Inc. Class A	86	8,879
MAXIMUS, Inc.	12	669
NeuStar, Inc. Class A (a)	18	601
Paychex, Inc. (b)	270	16,438
PayPal Holdings, Inc. (a)	166	6,552
Perficient, Inc. (a)	10	175
Science Applications International Corp.	20	1,696
Sykes Enterprises, Inc. (a)	24	693
TeleTech Holdings, Inc.	24	732
Teradata Corp. (a) (b)	56	1,522
Total System Services, Inc.	30	1,471
Virtusa Corp. (a) (b)	8	201
Visa, Inc. Class A (b)	254	19,817
Western Union Co. (b)	190	4,127
WEX, Inc. (a)	8	893
Xerox Corp.	803	7,010

		224,392

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Arctic Cat, Inc.	4	60
Brunswick Corp.	24	1,309
Callaway Golf Co.	46	504
Hasbro, Inc.	26	2,023
Mattel, Inc. (b)	118	3,251
Polaris Industries, Inc. (b)	14	1,153
Sturm Ruger & Co., Inc.	2	105
Vista Outdoor, Inc. (a)	22	812

		9,217

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Agilent Technologies, Inc.	92	4,192
Bio-Rad Laboratories, Inc. Class A (a)	10	1,823
Bio-Techne Corp.	8	823
Cambrex Corp. (a)	12	647
Charles River Laboratories International, Inc. (a)	6	457
Illumina, Inc. (a)	12	1,536
Luminex Corp. (a)	30	607
Mettler-Toledo International, Inc. (a)	6	2,511
PAREXEL International Corp. (a) (b)	20	1,314
PerkinElmer, Inc. (b)	18	939
Thermo Fisher Scientific, Inc.	60	8,466
Waters Corp. (a)	20	2,688

		26,003

MACHINERY — 2.2%
Actuant Corp. Class A	20	519
AGCO Corp. (b)	102	5,902
Albany International Corp. Class A	16	741

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Astec Industries, Inc.	10	$675
Barnes Group, Inc.	20	948
Briggs & Stratton Corp. (b)	34	757
Caterpillar, Inc. (b)	409	37,931
Chart Industries, Inc. (a)	28	1,009
CIRCOR International, Inc. (b)	6	389
CLARCOR, Inc.	68	5,608
Crane Co.	18	1,298
Cummins, Inc.	86	11,754
Deere & Co. (b)	198	20,402
Donaldson Co., Inc.	28	1,178
Dover Corp.	74	5,545
EnPro Industries, Inc.	10	674
ESCO Technologies, Inc.	8	453
Federal Signal Corp.	36	562
Flowserve Corp.	32	1,538
Fortive Corp.	44	2,360
Franklin Electric Co., Inc.	16	622
Graco, Inc.	38	3,157
Greenbrier Cos., Inc. (b)	36	1,496
Harsco Corp.	118	1,605
Hillenbrand, Inc.	26	997
IDEX Corp.	12	1,081
Illinois Tool Works, Inc.	92	11,266
Ingersoll-Rand PLC	100	7,504
ITT, Inc.	46	1,774
John Bean Technologies Corp.	14	1,203
Joy Global, Inc.	148	4,144
Kennametal, Inc.	56	1,751
Lincoln Electric Holdings, Inc.	24	1,840
Lindsay Corp.	2	149
Lydall, Inc. (a)	10	618
Mueller Industries, Inc.	20	799
Nordson Corp.	12	1,345
Oshkosh Corp.	46	2,972
PACCAR, Inc.	168	10,735
Parker-Hannifin Corp.	54	7,560
Pentair PLC	50	2,803
Snap-on, Inc.	12	2,055
SPX Corp. (a)	62	1,471
SPX FLOW, Inc. (a)	12	385
Standex International Corp.	4	351
Stanley Black & Decker, Inc.	58	6,652
Tennant Co.	24	1,709
Terex Corp.	82	2,585
Timken Co.	36	1,429
Titan International, Inc.	68	762
Toro Co.	44	2,462
Trinity Industries, Inc.	214	5,941
Wabtec Corp. (b)	22	1,826
Watts Water Technologies, Inc. Class A	14	913
Woodward, Inc.	16	1,105
Xylem, Inc.	38	1,882

		197,192

MARINE — 0.0% (d)
Kirby Corp. (a)	36	2,394
Matson, Inc.	16	566

		2,960

MEDIA — 2.4%
AMC Networks, Inc. Class A (a)	12	628
Cable One, Inc.	2	1,243
CBS Corp. Class B (b)	146	9,289
Cinemark Holdings, Inc.	42	1,611
Comcast Corp. Class A	673	46,471
Discovery Communications, Inc. Class A (a) (b)	210	5,756
Discovery Communications, Inc. Class C (a)	200	5,356
EW Scripps Co. Class A (a) (b)	30	580
Gannett Co., Inc.	50	486
Interpublic Group of Cos., Inc.	130	3,043
John Wiley & Sons, Inc. Class A	20	1,090
Live Nation Entertainment, Inc. (a)	56	1,490
Meredith Corp.	24	1,420
New York Times Co. Class A	28	372
News Corp. Class A	533	6,108
News Corp. Class B	150	1,770
Omnicom Group, Inc. (b)	84	7,149
Scholastic Corp.	20	950
Scripps Networks Interactive, Inc. Class A (b)	28	1,998
TEGNA, Inc.	148	3,166
Time Warner, Inc.	284	27,415
Time, Inc.	70	1,249
Twenty-First Century Fox, Inc. Class A	757	21,226
Twenty-First Century Fox, Inc. Class B	695	18,939
Viacom, Inc. Class B	234	8,213
Walt Disney Co. (b)	339	35,331

		212,349

METALS & MINING — 0.9%
AK Steel Holding Corp. (a) (b)	511	5,217
Allegheny Technologies, Inc. (b)	152	2,421
Carpenter Technology Corp. (b)	14	507
Commercial Metals Co.	172	3,746
Compass Minerals International, Inc.	10	784
Freeport-McMoRan, Inc. (a) (b)	1,791	23,623
Haynes International, Inc. (b)	4	172
Kaiser Aluminum Corp.	12	932
Materion Corp.	12	475
Newmont Mining Corp.	230	7,836
Nucor Corp.	152	9,047
Olympic Steel, Inc.	10	242
Reliance Steel & Aluminum Co.	62	4,932
Royal Gold, Inc. (b)	12	760
Steel Dynamics, Inc. (b)	114	4,056
Stillwater Mining Co. (a)	38	612
SunCoke Energy, Inc.	32	363
TimkenSteel Corp. (a) (b)	60	929
United States Steel Corp. (b)	262	8,649
Worthington Industries, Inc.	32	1,518

		76,821

MULTI-UTILITIES — 1.1%
Ameren Corp.	106	5,561
Avista Corp.	38	1,520
Black Hills Corp.	26	1,595
CenterPoint Energy, Inc.	280	6,899
CMS Energy Corp.	98	4,079
Consolidated Edison, Inc.	150	11,052

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Dominion Resources, Inc. (b)	180	$13,786
DTE Energy Co.	78	7,684
MDU Resources Group, Inc.	124	3,567
NiSource, Inc.	216	4,782
NorthWestern Corp.	22	1,251
Public Service Enterprise Group, Inc.	236	10,356
SCANA Corp.	96	7,035
Sempra Energy	88	8,856
Vectren Corp.	34	1,773
WEC Energy Group, Inc.	60	3,519

		93,315

MULTILINE RETAIL — 0.6%
Big Lots, Inc. (b)	40	2,008
Dollar General Corp.	56	4,148
Dollar Tree, Inc. (a)	52	4,013
Fred’s, Inc. Class A (b)	24	446
JC Penney Co., Inc. (a) (b)	206	1,712
Kohl’s Corp. (b)	160	7,901
Macy’s, Inc.	262	9,382
Nordstrom, Inc.	108	5,177
Target Corp.	254	18,346
Tuesday Morning Corp. (a)	46	248

		53,381

OIL, GAS & CONSUMABLE FUELS — 9.8%
Anadarko Petroleum Corp.	192	13,388
Apache Corp. (b)	56	3,554
Cabot Oil & Gas Corp.	64	1,495
Carrizo Oil & Gas, Inc. (a) (b)	22	822
Chesapeake Energy Corp. (a) (b)	1,140	8,003
Chevron Corp.	1,306	153,716
Cimarex Energy Co.	22	2,990
Concho Resources, Inc. (a) (b)	24	3,182
ConocoPhillips (b)	1,767	88,597
CONSOL Energy, Inc.	254	4,631
Contango Oil & Gas Co. (a)	6	56
Denbury Resources, Inc. (a)	641	2,359
Devon Energy Corp.	451	20,597
Energen Corp.	82	4,729
EOG Resources, Inc.	162	16,378
EQT Corp.	26	1,700
Exxon Mobil Corp. (b)	2,242	202,363
Green Plains, Inc. (b)	40	1,114
Gulfport Energy Corp. (a)	14	303
Hess Corp. (b)	393	24,480
HollyFrontier Corp. (b)	228	7,469
Kinder Morgan, Inc.	1,324	27,420
Marathon Oil Corp.	1,182	20,461
Marathon Petroleum Corp.	741	37,309
Murphy Oil Corp. (b)	226	7,035
Newfield Exploration Co. (a)	70	2,835
Noble Energy, Inc.	186	7,079
Northern Oil and Gas, Inc. (a) (b)	12	33
Occidental Petroleum Corp.	357	25,429
ONEOK, Inc.	142	8,152
PDC Energy, Inc. (a)	14	1,016
Phillips 66 (b)	383	33,095
Pioneer Natural Resources Co.	20	3,601
QEP Resources, Inc.	210	3,866

Range Resources Corp.	54	1,856
REX American Resources Corp. (a) (b)	14	1,383
SM Energy Co.	124	4,276
Southwestern Energy Co. (a)	689	7,455
Spectra Energy Corp.	246	10,108
Tesoro Corp.	96	8,395
Valero Energy Corp. (b)	659	45,023
Western Refining, Inc.	92	3,482
Williams Cos., Inc.	955	29,739
World Fuel Services Corp.	102	4,683
WPX Energy, Inc. (a)	543	7,912

		863,569

PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co. (a)	38	855
Clearwater Paper Corp. (a)	16	1,049
Deltic Timber Corp.	2	154
Domtar Corp.	80	3,122
KapStone Paper and Packaging Corp.	44	970
Louisiana-Pacific Corp. (a)	42	795
Neenah Paper, Inc.	8	682
PH Glatfelter Co.	30	717
Schweitzer-Mauduit International, Inc.	10	455

		8,799

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc.	687	3,462
Edgewell Personal Care Co. (a)	16	1,168
Estee Lauder Cos., Inc. Class A	50	3,825
Inter Parfums, Inc.	12	393
Medifast, Inc.	6	250

		9,098

PHARMACEUTICALS — 2.9%
Akorn, Inc. (a)	10	218
Allergan PLC (a)	58	12,181
Bristol-Myers Squibb Co.	250	14,610
Catalent, Inc. (a)	46	1,240
Eli Lilly & Co.	218	16,034
Endo International PLC (a)	58	955
Impax Laboratories, Inc. (a)	6	79
Johnson & Johnson	631	72,698
Lannett Co., Inc. (a) (b)	26	573
Mallinckrodt PLC (a)	38	1,893
Medicines Co. (a) (b)	18	611
Merck & Co., Inc.	976	57,457
Mylan NV (a) (b)	144	5,494
Perrigo Co. PLC	22	1,831
Pfizer, Inc.	2,137	69,410
Prestige Brands Holdings, Inc. (a)	16	834
Zoetis, Inc.	16	856

		256,974

PROFESSIONAL SERVICES — 0.2%
CDI Corp.	16	118
CEB, Inc.	6	364
Dun & Bradstreet Corp.	12	1,456
Equifax, Inc.	16	1,892
Exponent, Inc.	8	482
FTI Consulting, Inc. (a)	20	902
Heidrick & Struggles International, Inc.	8	193

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Insperity, Inc.	14	$993
Kelly Services, Inc. Class A	30	688
Korn/Ferry International	22	647
ManpowerGroup, Inc.	58	5,154
Navigant Consulting, Inc. (a)	22	576
Nielsen Holdings PLC	66	2,769
On Assignment, Inc. (a)	14	618
Resources Connection, Inc.	14	270
Robert Half International, Inc.	26	1,268
TrueBlue, Inc. (a)	18	444
Verisk Analytics, Inc. Class A (a)	24	1,948
WageWorks, Inc. (a)	10	725

		21,507

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.8%
Acadia Realty Trust	14	457
Agree Realty Corp.	20	921
Alexandria Real Estate Equities, Inc.	18	2,000
American Assets Trust, Inc. REIT	20	862
American Campus Communities, Inc.	18	896
American Tower Corp. REIT	34	3,593
Apartment Investment & Management Co. Class A REIT	32	1,454
AvalonBay Communities, Inc.	26	4,606
Boston Properties, Inc. REIT	22	2,767
Camden Property Trust	22	1,850
Capstead Mortgage Corp.	100	1,019
Care Capital Properties, Inc.	118	2,950
CareTrust REIT, Inc.	12	184
Cedar Realty Trust, Inc.	40	261
Communications Sales & Leasing, Inc. (a)	10	254
CoreSite Realty Corp. REIT (b)	4	317
Corporate Office Properties Trust	28	874
Crown Castle International Corp. REIT	60	5,206
DiamondRock Hospitality Co. (b)	64	738
Douglas Emmett, Inc.	32	1,170
Duke Realty Corp.	76	2,019
EastGroup Properties, Inc.	8	591
EPR Properties (b)	16	1,148
Equinix, Inc. REIT (b)	6	2,144
Equity One, Inc.	40	1,228
Equity Residential REIT	76	4,891
Essex Property Trust, Inc. REIT	10	2,325
Extra Space Storage, Inc. REIT	20	1,545
Federal Realty Investment Trust REIT	8	1,137
Four Corners Property Trust, Inc. REIT	24	492
Franklin Street Properties Corp. REIT	52	674
General Growth Properties, Inc. REIT	176	4,396
GEO Group, Inc. REIT (b)	14	503
Getty Realty Corp. (b)	30	765
Government Properties Income Trust REIT (b)	34	648
HCP, Inc. REIT	222	6,598
Healthcare Realty Trust, Inc. REIT	32	970
Highwoods Properties, Inc.	30	1,530
Hospitality Properties Trust	120	3,809
Host Hotels & Resorts, Inc. REIT	300	5,652
Iron Mountain, Inc. REIT	108	3,508
Kilroy Realty Corp. REIT	18	1,318
Kimco Realty Corp. REIT	96	2,415
Kite Realty Group Trust REIT	8	188

Lamar Advertising Co. Class A	20	1,345
LaSalle Hotel Properties	90	2,742
Lexington Realty Trust REIT	54	583
Liberty Property Trust REIT	52	2,054
Life Storage, Inc. REIT	10	853
LTC Properties, Inc. (b)	12	564
Macerich Co. REIT	34	2,409
Mack-Cali Realty Corp.	38	1,103
Medical Properties Trust, Inc. REIT	64	787
Mid-America Apartment Communities, Inc. REIT	24	2,350
National Retail Properties, Inc.	42	1,856
Omega Healthcare Investors, Inc.	58	1,813
Pennsylvania Real Estate Investment Trust	26	493
Potlatch Corp. REIT	18	750
Prologis, Inc. REIT	98	5,173
PS Business Parks, Inc.	8	932
Public Storage REIT	22	4,917
Rayonier, Inc.	58	1,543
Realty Income Corp. REIT (b)	46	2,644
Regency Centers Corp.	12	827
Sabra Health Care REIT, Inc.	24	586
Saul Centers, Inc.	6	400
Senior Housing Properties Trust	160	3,029
Simon Property Group, Inc. REIT	46	8,173
SL Green Realty Corp. REIT	24	2,581
Tanger Factory Outlet Centers, Inc.	14	501
Taubman Centers, Inc.	12	887
UDR, Inc. REIT	56	2,043
Universal Health Realty Income Trust.	6	394
Urban Edge Properties	26	715
Urstadt Biddle Properties, Inc. Class A	14	338
Ventas, Inc. REIT	92	5,752
Vornado Realty Trust REIT	32	3,340
Washington Prime Group, Inc. REIT	260	2,707
Weingarten Realty Investors REIT	38	1,360
Welltower, Inc. REIT	100	6,693
Weyerhaeuser Co. REIT	144	4,333

		162,443

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Alexander & Baldwin, Inc.	18	808
CBRE Group, Inc. Class A (a)	116	3,653
Forestar Group, Inc. (a)	12	160
HFF, Inc. Class A	18	544
Jones Lang LaSalle, Inc.	12	1,212

		6,377

ROAD & RAIL — 0.9%
ArcBest Corp.	18	498
CSX Corp.	419	15,055
Genesee & Wyoming, Inc. Class A (a)	24	1,666
Heartland Express, Inc.	18	366
JB Hunt Transport Services, Inc.	30	2,912
Kansas City Southern	26	2,206
Knight Transportation, Inc. (b)	26	859
Landstar System, Inc.	10	853
Norfolk Southern Corp.	138	14,914
Old Dominion Freight Line, Inc. (a)	24	2,059
Ryder System, Inc.	38	2,829

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Saia, Inc. (a)	10	$441
Union Pacific Corp.	292	30,274
Werner Enterprises, Inc.	28	755

		75,687

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Advanced Energy Industries, Inc. (a)	16	876
Advanced Micro Devices, Inc. (a) (b)	405	4,593
Analog Devices, Inc.	68	4,938
Applied Materials, Inc.	254	8,197
Broadcom, Ltd.	36	6,364
Brooks Automation, Inc.	24	410
Cabot Microelectronics Corp.	8	505
CEVA, Inc. (a)	4	134
Cirrus Logic, Inc. (a)	18	1,018
Cohu, Inc.	10	139
Cree, Inc. (a)	24	633
Cypress Semiconductor Corp. (b)	96	1,098
Diodes, Inc. (a)	16	411
DSP Group, Inc. (a)	12	157
Exar Corp. (a)	12	129
First Solar, Inc. (a) (b)	46	1,476
Integrated Device Technology, Inc. (a)	12	283
Intel Corp.	1,927	69,892
Intersil Corp. Class A	68	1,516
KLA-Tencor Corp.	38	2,990
Kopin Corp. (a)	20	57
Kulicke & Soffa Industries, Inc. (a)	32	510
Lam Research Corp. (b)	32	3,383
Linear Technology Corp.	52	3,242
Microchip Technology, Inc.	52	3,336
Micron Technology, Inc. (a)	1,484	32,529
Microsemi Corp. (a)	24	1,295
MKS Instruments, Inc.	18	1,069
Monolithic Power Systems, Inc.	10	819
Nanometrics, Inc. (a)	8	201
NVIDIA Corp.	94	10,034
Power Integrations, Inc.	6	407
Qorvo, Inc. (a)	30	1,582
QUALCOMM, Inc.	649	42,315
Rudolph Technologies, Inc. (a)	12	280
Semtech Corp. (a)	16	505
Silicon Laboratories, Inc. (a)	10	650
Skyworks Solutions, Inc. (b)	28	2,091
Synaptics, Inc. (a)	10	536
Teradyne, Inc.	72	1,829
Tessera Holding Corp.	20	884
Texas Instruments, Inc. (b)	192	14,010
Ultratech, Inc. (a)	6	144
Veeco Instruments, Inc. (a)	22	641
Versum Materials, Inc. (a)	30	842
Xilinx, Inc. (b)	74	4,467

		233,417

SOFTWARE — 2.3%
ACI Worldwide, Inc. (a)	24	436
Activision Blizzard, Inc.	196	7,078
Adobe Systems, Inc. (a)	68	7,001
ANSYS, Inc. (a)	18	1,665

Autodesk, Inc. (a)	30	2,220
Blackbaud, Inc.	6	384
Bottomline Technologies de, Inc. (a)	6	150
CA, Inc.	218	6,926
Cadence Design Systems, Inc. (a)	62	1,564
CDK Global, Inc.	16	955
Citrix Systems, Inc. (a)	38	3,394
CommVault Systems, Inc. (a)	6	308
Ebix, Inc. (b)	8	456
Electronic Arts, Inc. (a)	46	3,623
Fair Isaac Corp.	8	954
Fortinet, Inc. (a)	26	783
Intuit, Inc.	40	4,584
Manhattan Associates, Inc. (a)	6	318
Mentor Graphics Corp.	32	1,180
Microsoft Corp.	1,516	94,204
MicroStrategy, Inc. Class A (a)	2	395
Monotype Imaging Holdings, Inc.	10	198
Oracle Corp.	1,102	42,372
Progress Software Corp.	20	639
PTC, Inc. (a)	26	1,203
Red Hat, Inc. (a)	30	2,091
salesforce.com, Inc. (a)	62	4,244
Symantec Corp.	278	6,641
Synchronoss Technologies, Inc. (a)	6	230
Synopsys, Inc. (a)	36	2,119
Take-Two Interactive Software, Inc. (a)	24	1,183
TiVo Corp. (a) (b)	28	585
Tyler Technologies, Inc. (a) (b)	6	857
VASCO Data Security International, Inc. (a)	32	437

		201,377

SPECIALTY RETAIL — 1.9%
Aaron’s, Inc.	26	832
Abercrombie & Fitch Co. Class A (b)	46	552
Advance Auto Parts, Inc.	14	2,368
American Eagle Outfitters, Inc.	94	1,426
Asbury Automotive Group, Inc. (a) (b)	20	1,234
Ascena Retail Group, Inc. (a)	182	1,127
AutoNation, Inc. (a)	100	4,865
AutoZone, Inc. (a) (b)	6	4,739
Barnes & Noble Education, Inc. (a)	26	298
Barnes & Noble, Inc.	42	468
Bed Bath & Beyond, Inc. (b)	110	4,471
Best Buy Co., Inc. (b)	389	16,599
Big 5 Sporting Goods Corp.	18	312
Buckle, Inc. (b)	14	319
Cabela’s, Inc. (a)	42	2,459
Caleres, Inc.	20	656
CarMax, Inc. (a) (b)	58	3,735
Cato Corp. Class A	12	361
Chico’s FAS, Inc.	52	748
Children’s Place, Inc. (b)	12	1,211
CST Brands, Inc.	56	2,697
Dick’s Sporting Goods, Inc.	60	3,186
Finish Line, Inc. Class A (b)	20	376
Foot Locker, Inc.	44	3,119
Francesca’s Holdings Corp. (a)	36	649
GameStop Corp. Class A	146	3,688
Gap, Inc. (b)	316	7,091

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Genesco, Inc. (a)	10	$621
Group 1 Automotive, Inc. (b)	32	2,494
Guess?, Inc. (b)	84	1,016
Haverty Furniture Cos., Inc.	14	332
Hibbett Sports, Inc. (a)	6	224
Home Depot, Inc.	232	31,107
Kirkland’s, Inc. (a)	8	124
L Brands, Inc. (b)	48	3,160
Lithia Motors, Inc. Class A (b)	12	1,162
Lowe’s Cos., Inc.	212	15,078
MarineMax, Inc. (a) (b)	26	503
Monro Muffler Brake, Inc.	6	343
Murphy USA, Inc. (a)	58	3,565
O’Reilly Automotive, Inc. (a)	20	5,568
Office Depot, Inc.	318	1,437
Rent-A-Center, Inc. (b)	70	788
Ross Stores, Inc.	60	3,936
Select Comfort Corp. (a)	12	272
Signet Jewelers, Ltd. (b)	16	1,508
Sonic Automotive, Inc. Class A (b)	40	916
Staples, Inc.	905	8,190
Stein Mart, Inc.	30	164
Tailored Brands, Inc.	72	1,840
Tiffany & Co. (b)	26	2,013
TJX Cos., Inc.	122	9,166
Tractor Supply Co.	20	1,516
Urban Outfitters, Inc. (a) (b)	44	1,253
Vitamin Shoppe, Inc. (a)	8	190
Williams-Sonoma, Inc. (b)	30	1,452
Zumiez, Inc. (a)	6	131

		169,655

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.1%
Apple, Inc.	1,514	175,351
Diebold Nixdorf, Inc. (b)	28	704
Electronics For Imaging, Inc. (a)	22	965
Hewlett Packard Enterprise Co.	801	18,535
HP, Inc.	2,420	35,913
NCR Corp. (a)	66	2,677
NetApp, Inc.	118	4,162
Seagate Technology PLC (b)	431	16,451
Super Micro Computer, Inc. (a)	12	337
Western Digital Corp. (b)	244	16,580

		271,675

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Carter’s, Inc.	6	518
Coach, Inc. (b)	102	3,572
Crocs, Inc. (a)	24	165
Deckers Outdoor Corp. (a) (b)	12	665
Fossil Group, Inc. (a)	38	983
G-III Apparel Group, Ltd. (a) (b)	20	591
Hanesbrands, Inc.	72	1,553
Iconix Brand Group, Inc. (a)	132	1,233
Kate Spade & Co. (a)	30	560
Michael Kors Holdings, Ltd. (a)	44	1,891
Movado Group, Inc. (b)	8	230
NIKE, Inc. Class B	196	9,963
Oxford Industries, Inc.	4	240

Perry Ellis International, Inc. (a)	12	299
PVH Corp.	30	2,707
Ralph Lauren Corp. (b)	48	4,335
Skechers U.S.A., Inc. Class A (a)	24	590
Steven Madden, Ltd. (a)	14	500
Under Armour, Inc. Class A (a) (b)	16	465
Under Armour, Inc. Class C (a)	16	403
Unifi, Inc. (a)	36	1,175
VF Corp.	100	5,335
Wolverine World Wide, Inc. (b)	32	702

		38,675

THRIFTS & MORTGAGE FINANCE — 0.1%
Astoria Financial Corp.	88	1,641
Bank Mutual Corp.	32	302
BofI Holding, Inc. (a) (b)	24	685
Dime Community Bancshares, Inc.	18	362
New York Community Bancorp, Inc.	226	3,596
Northwest Bancshares, Inc. (b)	44	793
Oritani Financial Corp.	12	225
Provident Financial Services, Inc.	32	906
TrustCo Bank Corp. NY	50	438
Washington Federal, Inc.	48	1,649

		10,597

TOBACCO — 0.8%
Altria Group, Inc.	361	24,411
Philip Morris International, Inc.	371	33,943
Reynolds American, Inc.	186	10,423
Universal Corp. (b)	26	1,658

		70,435

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	16	950
DXP Enterprises, Inc. (a)	14	486
Fastenal Co.	82	3,852
GATX Corp.	58	3,572
Kaman Corp. (b)	10	489
MSC Industrial Direct Co., Inc. Class A	12	1,109
NOW, Inc. (a)	44	901
United Rentals, Inc. (a)	62	6,546
Veritiv Corp. (a)	4	215
W.W. Grainger, Inc. (b)	18	4,181
Watsco, Inc.	14	2,074

		24,375

WATER UTILITIES — 0.1%
American States Water Co.	16	729
American Water Works Co., Inc.	40	2,895
Aqua America, Inc.	60	1,802

		5,426

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	24	498
Telephone & Data Systems, Inc.	138	3,984

		4,482

TOTAL COMMON STOCKS (Cost $8,454,440)		8,812,013

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (e) (f)	16,215	$16,215
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	6,709	6,709

TOTAL SHORT-TERM INVESTMENTS (Cost $22,924)		22,924

TOTAL INVESTMENTS — 100.0% (Cost $8,477,364)		8,834,937
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(820)

NET ASSETS — 100.0%		$8,834,117

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2016.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$175,224	$—	$—	$175,224
Air Freight & Logistics	52,769	—	—	52,769
Airlines	73,371	—	—	73,371
Auto Components	23,146	—	—	23,146
Automobiles	143,905	—	—	143,905
Banks	1,118,422	—	—	1,118,422
Beverages	76,620	—	—	76,620
Biotechnology	84,802	—	—	84,802
Building Products	26,529	—	—	26,529
Capital Markets	311,385	—	—	311,385
Chemicals	181,360	—	—	181,360
Commercial Services & Supplies	46,227	—	—	46,227
Communications Equipment	78,528	—	—	78,528
Construction & Engineering	28,917	—	—	28,917
Construction Materials	6,394	—	—	6,394
Consumer Finance	103,500	—	—	103,500
Containers & Packaging	43,767	—	—	43,767
Distributors	11,384	—	—	11,384
Diversified Consumer Services	11,409	—	—	11,409
Diversified Financial Services	173,076	—	—	173,076
Diversified Telecommunication Services	242,755	—	—	242,755
Electric Utilities	184,829	—	—	184,829
Electrical Equipment	45,178	—	—	45,178
Electronic Equipment, Instruments & Components	94,635	—	—	94,635
Energy Equipment & Services	155,648	—	—	155,648
Equity Real Estate Investment Trusts (REITs)	2,258	—	—	2,258
Food & Staples Retailing	282,818	—	—	282,818
Food Products	144,571	—	—	144,571
Gas Utilities	22,802	—	—	22,802
Health Care Equipment & Supplies	118,051	—	—	118,051
Health Care Providers & Services	280,880	—	—	280,880
Health Care Technology	3,771	—	—	3,771
Hotels, Restaurants & Leisure	98,208	—	—	98,208

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Household Durables	$46,247	$—	$—	$46,247
Household Products	91,009	—	—	91,009
Independent Power Producers & Energy Traders	11,856	—	—	11,856
Industrial Conglomerates	111,784	—	—	111,784
Insurance	489,443	—	—	489,443
Internet & Catalog Retail	65,018	—	—	65,018
Internet Software & Services	219,319	—	—	219,319
IT Services	224,392	—	—	224,392
Leisure Equipment & Products	9,217	—	—	9,217
Life Sciences Tools & Services	26,003	—	—	26,003
Machinery	197,192	—	—	197,192
Marine	2,960	—	—	2,960
Media	212,349	—	—	212,349
Metals & Mining	76,821	—	—	76,821
Multi-Utilities	93,315	—	—	93,315
Multiline Retail	53,381	—	—	53,381
Oil, Gas & Consumable Fuels	863,569	—	—	863,569
Paper & Forest Products	8,799	—	—	8,799
Personal Products	9,098	—	—	9,098
Pharmaceuticals	256,974	—	—	256,974
Professional Services	21,507	—	—	21,507
Real Estate Investment Trusts (REITs)	162,443	—	—	162,443
Real Estate Management & Development	6,377	—	—	6,377
Road & Rail	75,687	—	—	75,687
Semiconductors & Semiconductor Equipment	233,417	—	—	233,417
Software	201,377	—	—	201,377
Specialty Retail	169,655	—	—	169,655
Technology Hardware, Storage & Peripherals	271,675	—	—	271,675
Textiles, Apparel & Luxury Goods.	38,675	—	—	38,675
Thrifts & Mortgage Finance	10,597	—	—	10,597
Tobacco	70,435	—	—	70,435
Trading Companies & Distributors	24,375	—	—	24,375
Water Utilities	5,426	—	—	5,426
Wireless Telecommunication Services	4,482	—	—	4,482
Short-Term Investments	22,924	—	—	22,924

TOTAL INVESTMENTS	$8,834,937	$—	$—	$8,834,937

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Corp.	72	$3,882	72	—	144	$11,192	$82	$—
State Street Institutional Liquid Reserves Fund, Premier Class	13,279	13,279	58,353	71,632	—	—	22	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	63,692	47,477	16,215	16,215	14	—
State Street Navigator Securities Lending Government Money Market Portfolio*	736,824	736,824	1,545,866	2,275,981	6,709	6,709	296	—

TOTAL		$753,985				$34,116	$414	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.0%
AAR Corp.	58	$1,917
Aerojet Rocketdyne Holdings, Inc. (a)	88	1,580
Arconic, Inc.	525	9,733
B/E Aerospace, Inc. (b)	105	6,320
Boeing Co.	129	20,083
Cubic Corp.	8	384
Curtiss-Wright Corp.	69	6,787
Engility Holdings, Inc. (a)	4	135
Esterline Technologies Corp. (a)	15	1,338
General Dynamics Corp.	190	32,805
Huntington Ingalls Industries, Inc.	82	15,103
KLX, Inc. (a)	17	767
L3 Technologies, Inc. (a)	113	17,188
Lockheed Martin Corp.	256	63,985
Mercury Systems, Inc. (a) (b)	70	2,115
Moog, Inc. Class A (a)	4	263
Northrop Grumman Corp.	213	49,539
Orbital ATK, Inc.	14	1,228
Raytheon Co.	378	53,676
Rockwell Collins, Inc. (b)	53	4,916
TASER International, Inc. (a) (b)	80	1,939
Teledyne Technologies, Inc. (a)	51	6,273
Textron, Inc.	60	2,914
TransDigm Group, Inc.	82	20,415
Triumph Group, Inc. (b)	16	424
United Technologies Corp.	516	56,564

		378,391

AIR FREIGHT & LOGISTICS — 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	36	1,877
C.H. Robinson Worldwide, Inc.	83	6,081
Expeditors International of Washington, Inc.	122	6,461
FedEx Corp.	270	50,274
Forward Air Corp.	40	1,895
Hub Group, Inc. Class A (a)	4	175
United Parcel Service, Inc. Class B	646	74,058

		140,821

AIRLINES — 0.1%
Alaska Air Group, Inc.	16	1,420
Allegiant Travel Co.	1	166
American Airlines Group, Inc. (b)	26	1,214
Delta Air Lines, Inc.	35	1,722
Hawaiian Holdings, Inc. (a)	92	5,244
JetBlue Airways Corp. (a)	14	314
SkyWest, Inc.	84	3,062
Southwest Airlines Co.	84	4,186
United Continental Holdings, Inc. (a)	45	3,280

		20,608

AUTO COMPONENTS — 0.1%
BorgWarner, Inc.	48	1,893
Cooper-Standard Holdings, Inc. (a)	31	3,205
Delphi Automotive PLC	33	2,223
Dorman Products, Inc. (a)	39	2,849
Gentex Corp.	167	3,288
Gentherm, Inc. (a)	5	169
Goodyear Tire & Rubber Co.	83	2,562
LCI Industries	43	4,633

Standard Motor Products, Inc.	20	1,065
Superior Industries International, Inc.	4	106

		21,993

AUTOMOBILES — 0.2%
Ford Motor Co.	524	6,356
General Motors Co.	442	15,399
Harley-Davidson, Inc. (b)	167	9,743
Thor Industries, Inc.	83	8,304
Winnebago Industries, Inc.	44	1,393

		41,195

BANKS — 3.7%
Associated Banc-Corp.	137	3,384
Banc of California, Inc.	86	1,492
BancorpSouth, Inc.	26	807
Bank of America Corp.	3,156	69,748
Bank of Hawaii Corp. (b)	41	3,636
Bank of the Ozarks, Inc.	25	1,315
Banner Corp.	27	1,507
BB&T Corp.	469	22,052
Boston Private Financial Holdings, Inc.	92	1,523
Brookline Bancorp, Inc.	32	525
Cathay General Bancorp	30	1,141
Chemical Financial Corp.	116	6,284
Citigroup, Inc.	642	38,154
Citizens Financial Group, Inc.	301	10,725
City Holding Co.	8	541
Columbia Banking System, Inc.	61	2,725
Comerica, Inc.	178	12,124
Commerce Bancshares, Inc.	81	4,683
Community Bank System, Inc. (b)	66	4,078
Cullen/Frost Bankers, Inc.	48	4,235
CVB Financial Corp. (b)	92	2,110
East West Bancorp, Inc.	32	1,627
Fifth Third Bancorp	714	19,257
First BanCorp (a)	76	502
First Financial Bancorp	28	797
First Financial Bankshares, Inc. (b)	76	3,435
First Horizon National Corp.	136	2,721
First Midwest Bancorp, Inc.	91	2,296
FNB Corp.	102	1,635
Fulton Financial Corp. (b)	192	3,610
Glacier Bancorp, Inc.	76	2,753
Great Western Bancorp, Inc. (b)	81	3,531
Hancock Holding Co.	116	5,000
Hanmi Financial Corp.	48	1,675
Home BancShares, Inc.	53	1,472
Hope Bancorp, Inc.	74	1,620
Huntington Bancshares, Inc.	146	1,930
Independent Bank Corp.	20	1,409
International Bancshares Corp.	20	816
JPMorgan Chase & Co.	2,391	206,319
KeyCorp	532	9,720
LegacyTexas Financial Group, Inc.	6	258
M&T Bank Corp.	63	9,855
MB Financial, Inc.	93	4,392
NBT Bancorp, Inc.	71	2,973
Old National Bancorp	100	1,815
PacWest Bancorp	25	1,361

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

People’s United Financial, Inc. (b)	152	$2,943
Pinnacle Financial Partners, Inc.	36	2,495
PNC Financial Services Group, Inc.	239	27,953
PrivateBancorp, Inc.	92	4,985
Prosperity Bancshares, Inc.	66	4,737
Regions Financial Corp.	1,060	15,222
S&T Bancorp, Inc.	8	312
ServisFirst Bancshares, Inc.	70	2,621
Signature Bank (a)	3	451
Simmons First National Corp. Class A	9	559
Sterling Bancorp	112	2,621
SunTrust Banks, Inc.	422	23,147
SVB Financial Group (a)	7	1,202
Synovus Financial Corp.	60	2,465
TCF Financial Corp.	23	451
Texas Capital Bancshares, Inc. (a)	2	157
Tompkins Financial Corp. (b)	4	378
Trustmark Corp.	48	1,711
UMB Financial Corp.	71	5,475
Umpqua Holdings Corp.	143	2,685
United Bankshares, Inc.	32	1,480
United Community Banks, Inc.	28	829
US Bancorp	924	47,466
Valley National Bancorp (b)	203	2,363
Webster Financial Corp.	37	2,008
Wells Fargo & Co.	603	33,231
Westamerica Bancorporation (b)	12	755
Wintrust Financial Corp.	48	3,483
Zions Bancorp	175	7,532

		687,285

BEVERAGES — 1.7%
Boston Beer Co., Inc. Class A (a) (b)	5	849
Brown-Forman Corp. Class B	42	1,887
Coca-Cola Co.	1,887	78,235
Constellation Brands, Inc. Class A	274	42,007
Dr. Pepper Snapple Group, Inc.	107	9,702
Molson Coors Brewing Co. Class B	285	27,733
Monster Beverage Corp. (a)	306	13,568
PepsiCo, Inc.	1,334	139,576

		313,557

BIOTECHNOLOGY — 1.3%
AbbVie, Inc.	1,366	85,539
Acorda Therapeutics, Inc. (a)	13	244
Alexion Pharmaceuticals, Inc. (a)	10	1,224
Amgen, Inc.	628	91,820
Biogen, Inc. (a)	165	46,791
Celgene Corp. (a)	103	11,922
Emergent BioSolutions, Inc. (a)	51	1,675
Gilead Sciences, Inc.	59	4,225
Ligand Pharmaceuticals, Inc. (a)	18	1,829
MiMedx Group, Inc. (a) (b)	163	1,444
Momenta Pharmaceuticals, Inc. (a)	79	1,189
Regeneron Pharmaceuticals, Inc. (a)	3	1,101
Repligen Corp. (a)	5	154
Spectrum Pharmaceuticals, Inc. (a)	20	89
United Therapeutics Corp. (a) (b)	2	287
Vertex Pharmaceuticals, Inc. (a)	11	810

		250,343

BUILDING PRODUCTS — 0.7%
AAON, Inc.	54	1,785
Allegion PLC	73	4,672
American Woodmark Corp. (a)	23	1,731
AO Smith Corp.	226	10,701
Apogee Enterprises, Inc. (b)	6	321
Fortune Brands Home & Security, Inc.	158	8,447
Gibraltar Industries, Inc. (a)	20	833
Griffon Corp. (b)	20	524
Johnson Controls International PLC	1,459	60,096
Lennox International, Inc.	59	9,037
Masco Corp.	430	13,596
Quanex Building Products Corp.	44	893
Simpson Manufacturing Co., Inc. (b)	73	3,194
Trex Co., Inc. (a)	52	3,349
Universal Forest Products, Inc.	28	2,861

		122,040

CAPITAL MARKETS — 1.9%
Affiliated Managers Group, Inc. (a)	2	291
Ameriprise Financial, Inc.	22	2,441
Bank of New York Mellon Corp.	432	20,468
BlackRock, Inc. (b)	81	30,824
Calamos Asset Management, Inc. Class A	4	34
CBOE Holdings, Inc.	34	2,512
Charles Schwab Corp.	693	27,353
CME Group, Inc.	404	46,601
Donnelley Financial Solutions, Inc. (a)	10	230
E*TRADE Financial Corp. (a)	136	4,712
Eaton Vance Corp.	70	2,932
Evercore Partners, Inc. Class A	5	343
FactSet Research Systems, Inc. (b)	13	2,125
Federated Investors, Inc. Class B	21	594
Financial Engines, Inc. (b)	43	1,580
Franklin Resources, Inc.	66	2,612
Goldman Sachs Group, Inc. (b)	52	12,451
Greenhill & Co., Inc. (b)	11	305
Interactive Brokers Group, Inc. Class A (b)	23	840
Intercontinental Exchange, Inc.	500	28,210
Invesco, Ltd.	166	5,036
Investment Technology Group, Inc.	56	1,105
Janus Capital Group, Inc.	19	252
Legg Mason, Inc.	24	718
MarketAxess Holdings, Inc.	64	9,403
Moody’s Corp.	185	17,440
Morgan Stanley	587	24,801
MSCI, Inc.	147	11,581
Nasdaq, Inc.	147	9,867
Northern Trust Corp.	85	7,569
Piper Jaffray Cos. (a)	16	1,160
Raymond James Financial, Inc.	96	6,650
S&P Global, Inc.	455	48,931
SEI Investments Co.	32	1,579
State Street Corp. (c)	211	16,399
Stifel Financial Corp. (a)	27	1,349
T Rowe Price Group, Inc.	56	4,214
WisdomTree Investments, Inc. (b)	45	501

		356,013

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

CHEMICALS — 2.1%
A Schulman, Inc.	20	$669
AdvanSix, Inc. (a)	33	731
Air Products & Chemicals, Inc.	201	28,908
Albemarle Corp.	195	16,786
American Vanguard Corp.	40	766
Ashland Global Holdings, Inc.	47	5,137
Balchem Corp.	37	3,105
Cabot Corp.	80	4,043
CF Industries Holdings, Inc. (b)	11	346
Chemours Co.	318	7,025
Dow Chemical Co.	648	37,079
E.I. du Pont de Nemours & Co.	734	53,876
Eastman Chemical Co.	60	4,513
Ecolab, Inc.	128	15,004
Flotek Industries, Inc. (a) (b)	75	704
FMC Corp.	197	11,142
Hawkins, Inc.	4	216
HB Fuller Co.	75	3,623
Ingevity Corp. (a)	73	4,005
Innophos Holdings, Inc.	12	627
Innospec, Inc.	35	2,398
International Flavors & Fragrances, Inc.	124	14,611
Koppers Holdings, Inc. (a)	8	322
Kraton Corp. (a)	40	1,139
LSB Industries, Inc. (a) (b)	20	168
LyondellBasell Industries NV Class A	76	6,519
Minerals Technologies, Inc.	49	3,785
Monsanto Co.	445	46,818
Mosaic Co. (b)	44	1,291
NewMarket Corp.	10	4,238
Olin Corp. (b)	184	4,712
PolyOne Corp.	41	1,314
PPG Industries, Inc.	130	12,319
Praxair, Inc.	290	33,985
Quaker Chemical Corp.	27	3,454
Rayonier Advanced Materials, Inc.	1	15
RPM International, Inc.	184	9,905
Scotts Miracle-Gro Co. Class A	75	7,166
Sensient Technologies Corp.	59	4,636
Sherwin-Williams Co.	53	14,243
Stepan Co.	16	1,304
Tredegar Corp.	39	936
Valspar Corp.	118	12,226

		385,809

COMMERCIAL SERVICES & SUPPLIES — 0.7%
ABM Industries, Inc.	108	4,411
Brady Corp. Class A	77	2,891
Brink’s Co.	77	3,176
Cintas Corp.	112	12,943
Clean Harbors, Inc. (a)	44	2,449
Copart, Inc. (a)	173	9,586
Deluxe Corp.	32	2,291
G&K Services, Inc. Class A	20	1,929
Healthcare Services Group, Inc.	96	3,760
Herman Miller, Inc.	39	1,334
HNI Corp. (b)	29	1,622
Interface, Inc.	83	1,540
LSC Communications, Inc.	10	297

Matthews International Corp. Class A	24	1,844
Mobile Mini, Inc.	5	151
MSA Safety, Inc.	55	3,813
Pitney Bowes, Inc. (b)	46	699
Republic Services, Inc. Class A	300	17,115
Rollins, Inc.	124	4,189
RR Donnelley & Sons Co.	27	441
Stericycle, Inc. (a)	11	847
Tetra Tech, Inc.	91	3,927
UniFirst Corp. (b)	19	2,729
Viad Corp.	47	2,073
Waste Management, Inc.	594	42,120

		128,177

COMMUNICATIONS EQUIPMENT — 1.3%
ADTRAN, Inc.	76	1,699
ARRIS International PLC (a)	96	2,892
Bel Fuse, Inc. Class B	4	124
Black Box Corp.	4	61
Brocade Communications Systems, Inc.	187	2,336
CalAmp Corp. (a)	55	798
Ciena Corp. (a)	40	976
Cisco Systems, Inc.	5,548	167,661
F5 Networks, Inc. (a)	74	10,709
Harmonic, Inc. (a) (b)	171	855
Harris Corp.	160	16,395
InterDigital, Inc.	60	5,481
Ixia (a)	55	885
Juniper Networks, Inc.	10	283
Lumentum Holdings, Inc. (a)	70	2,705
Motorola Solutions, Inc.	163	13,511
NETGEAR, Inc. (a)	66	3,587
NetScout Systems, Inc. (a)	4	126
Plantronics, Inc.	25	1,369
ViaSat, Inc. (a)	65	4,304
Viavi Solutions, Inc. (a)	350	2,863

		239,620

CONSTRUCTION & ENGINEERING — 0.3%
AECOM (a)	101	3,672
Aegion Corp. (a)	44	1,043
Comfort Systems USA, Inc.	11	366
Dycom Industries, Inc. (a) (b)	25	2,007
EMCOR Group, Inc.	90	6,369
Fluor Corp.	130	6,828
Granite Construction, Inc.	57	3,135
Jacobs Engineering Group, Inc. (a)	200	11,400
KBR, Inc.	19	317
Orion Group Holdings, Inc. (a)	12	119
Quanta Services, Inc. (a)	263	9,166
Valmont Industries, Inc.	31	4,368

		48,790

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	63	6,207
Martin Marietta Materials, Inc.	76	16,836
US Concrete, Inc. (a) (b)	24	1,572
Vulcan Materials Co.	171	21,401

		46,016

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

CONSUMER FINANCE — 0.3%
American Express Co.	180	$13,334
Capital One Financial Corp.	157	13,697
Discover Financial Services	197	14,202
Enova International, Inc. (a)	17	213
Firstcash, Inc.	59	2,773
Green Dot Corp. Class A (a)	77	1,813
Navient Corp.	384	6,309
PRA Group, Inc. (a) (b)	36	1,408
SLM Corp. (a)	347	3,824
Synchrony Financial	178	6,456
World Acceptance Corp. (a)	15	964

		64,993

CONTAINERS & PACKAGING — 0.5%
AptarGroup, Inc.	48	3,526
Avery Dennison Corp.	130	9,129
Ball Corp.	255	19,143
Bemis Co., Inc.	129	6,169
Greif, Inc. Class A (b)	54	2,771
International Paper Co.	528	28,016
Myers Industries, Inc.	40	572
Packaging Corp. of America	138	11,705
Sealed Air Corp.	61	2,766
Silgan Holdings, Inc.	47	2,405
Sonoco Products Co.	165	8,695
WestRock Co.	146	7,412

		102,309

DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	13	560
Genuine Parts Co.	165	15,764
LKQ Corp. (a)	423	12,965
Pool Corp.	55	5,739

		35,028

DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
American Public Education, Inc. (a) (b)	4	98
Capella Education Co.	4	351
Career Education Corp. (a)	4	40
DeVry Education Group, Inc. (b)	5	156
Graham Holdings Co. Class B	1	512
H&R Block, Inc. (b)	10	230
Regis Corp. (a)	36	523
Service Corp. International	77	2,187
Sotheby’s (b)	57	2,272

		6,369

DIVERSIFIED FINANCIAL SERVICES — 1.3%
Berkshire Hathaway, Inc. Class B (a)	1,424	232,084
Leucadia National Corp.	125	2,906

		234,990

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.5%
AT&T, Inc.	9,498	403,950
ATN International, Inc.	8	641
CenturyLink, Inc.	364	8,656
Cincinnati Bell, Inc. (a)	65	1,453
Cogent Communications Holdings, Inc. (b)	52	2,150
Consolidated Communications Holdings, Inc. (b)	65	1,745

Frontier Communications Corp. (b)	281	950
General Communication, Inc. Class A (a)	8	156
Level 3 Communications, Inc. (a)	66	3,720
Verizon Communications, Inc.	4,496	239,996

		663,417

ELECTRIC UTILITIES — 2.8%
ALLETE, Inc. (b)	80	5,135
Alliant Energy Corp.	350	13,261
American Electric Power Co., Inc.	630	39,665
Duke Energy Corp.	821	63,726
Edison International	475	34,195
El Paso Electric Co.	62	2,883
Entergy Corp.	231	16,972
Eversource Energy	295	16,293
Exelon Corp.	1,346	47,770
FirstEnergy Corp.	391	12,109
Great Plains Energy, Inc.	104	2,844
Hawaiian Electric Industries, Inc.	109	3,605
IDACORP, Inc.	77	6,202
NextEra Energy, Inc. (b)	680	81,233
OGE Energy Corp.	222	7,426
PG&E Corp.	639	38,832
Pinnacle West Capital Corp.	163	12,719
PNM Resources, Inc.	123	4,219
PPL Corp.	451	15,357
Southern Co. (b)	1,253	61,635
Westar Energy, Inc.	230	12,960
Xcel Energy, Inc.	697	28,368

		527,409

ELECTRICAL EQUIPMENT — 0.8%
Acuity Brands, Inc.	61	14,082
AMETEK, Inc.	53	2,576
AZZ, Inc.	51	3,259
Eaton Corp. PLC	663	44,481
Emerson Electric Co.	882	49,171
Encore Wire Corp.	8	347
EnerSys	49	3,827
General Cable Corp. (b)	3	57
Hubbell, Inc.	58	6,769
Powell Industries, Inc.	8	312
Regal Beloit Corp.	29	2,008
Rockwell Automation, Inc. (b)	155	20,832

		147,721

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Agilysys, Inc. (a)	4	41
Amphenol Corp. Class A	451	30,307
Anixter International, Inc. (a)	9	729
Arrow Electronics, Inc. (a)	92	6,560
Avnet, Inc.	30	1,428
Badger Meter, Inc.	16	591
Belden, Inc.	32	2,393
Benchmark Electronics, Inc. (a)	79	2,409
Cognex Corp. (b)	148	9,416
Coherent, Inc. (a)	41	5,633
Corning, Inc.	1,551	37,643
CTS Corp.	16	358
Daktronics, Inc.	8	86

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Electro Scientific Industries, Inc. (a)	4	$24
Fabrinet (a)	52	2,096
FARO Technologies, Inc. (a)	31	1,116
FLIR Systems, Inc.	202	7,310
II-VI, Inc. (a)	104	3,084
Insight Enterprises, Inc. (a)	53	2,143
IPG Photonics Corp. (a)	11	1,086
Itron, Inc. (a)	76	4,777
Jabil Circuit, Inc.	42	994
Keysight Technologies, Inc. (a)	83	3,035
Knowles Corp. (a) (b)	40	668
Littelfuse, Inc.	34	5,160
Methode Electronics, Inc.	61	2,522
MTS Systems Corp.	24	1,361
National Instruments Corp.	36	1,110
Plexus Corp. (a)	28	1,513
Rogers Corp. (a)	24	1,843
Sanmina Corp. (a)	92	3,372
SYNNEX Corp.	41	4,962
TE Connectivity, Ltd.	174	12,055
Tech Data Corp. (a)	51	4,319
Trimble, Inc. (a)	388	11,698
TTM Technologies, Inc. (a) (b)	158	2,154
VeriFone Systems, Inc. (a)	67	1,188
Vishay Intertechnology, Inc.	265	4,293
Zebra Technologies Corp. Class A (a)	7	600

		182,077

ENERGY EQUIPMENT & SERVICES — 1.0%
Archrock, Inc. (b)	9	119
Atwood Oceanics, Inc. (b)	7	92
Baker Hughes, Inc.	172	11,175
CARBO Ceramics, Inc. (a)	24	251
Diamond Offshore Drilling, Inc. (b)	3	53
Ensco PLC Class A	31	301
Era Group, Inc. (a)	4	68
Exterran Corp. (a)	4	96
FMC Technologies, Inc. (a)	29	1,030
Geospace Technologies Corp. (a)	3	61
Gulf Island Fabrication, Inc.	4	48
Halliburton Co.	1,103	59,661
Helix Energy Solutions Group, Inc. (a)	189	1,667
Helmerich & Payne, Inc. (b)	149	11,532
Hornbeck Offshore Services, Inc. (a) (b)	3	22
Matrix Service Co. (a)	4	91
Nabors Industries, Ltd.	419	6,872
National Oilwell Varco, Inc. (b)	186	6,964
Noble Corp. PLC	11	65
Oil States International, Inc. (a)	24	936
Patterson-UTI Energy, Inc. (b)	243	6,541
Pioneer Energy Services Corp. (a)	139	952
Rowan Cos. PLC Class A (b)	16	302
Schlumberger, Ltd.	804	67,496
Superior Energy Services, Inc.	252	4,254
TETRA Technologies, Inc. (a)	144	723
Tidewater, Inc. (b)	13	44
Unit Corp. (a)	93	2,499
US Silica Holdings, Inc.	110	6,235

		190,150

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.0% (d)
CoreCivic, Inc. REIT	67	1,639
Cousins Properties, Inc. REIT	252	2,144
Parkway, Inc. REIT (a)	31	690
Quality Care Properties, Inc. REIT (a)	78	1,209

		5,682

FOOD & STAPLES RETAILING — 1.6%
Andersons, Inc.	3	134
Casey’s General Stores, Inc.	44	5,231
Costco Wholesale Corp.	174	27,859
CVS Health Corp.	236	18,623
Kroger Co.	45	1,553
SpartanNash Co.	8	316
Sprouts Farmers Market, Inc. (a) (b)	56	1,059
SUPERVALU, Inc. (a)	246	1,149
Sysco Corp.	745	41,251
United Natural Foods, Inc. (a)	37	1,766
Wal-Mart Stores, Inc.	2,475	171,072
Walgreens Boots Alliance, Inc.	346	28,635
Whole Foods Market, Inc.	129	3,968

		302,616

FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	182	8,308
B&G Foods, Inc.	93	4,073
Cal-Maine Foods, Inc. (b)	40	1,767
Calavo Growers, Inc. (b)	8	491
Campbell Soup Co.	182	11,006
Conagra Brands, Inc.	535	21,159
Darling Ingredients, Inc. (a)	198	2,556
Dean Foods Co.	75	1,634
Flowers Foods, Inc.	41	819
General Mills, Inc.	607	37,494
Hain Celestial Group, Inc. (a)	13	507
Hershey Co.	131	13,549
Hormel Foods Corp. (b)	300	10,443
Ingredion, Inc.	117	14,620
J&J Snack Foods Corp.	7	934
J.M. Smucker Co.	150	19,209
Kellogg Co.	257	18,944
Kraft Heinz Co. (b)	816	71,253
Lamb Weston Holdings, Inc. (a)	178	6,737
Lancaster Colony Corp.	24	3,393
McCormick & Co., Inc.	168	15,680
Mead Johnson Nutrition Co.	74	5,236
Mondelez International, Inc. Class A	620	27,485
Post Holdings, Inc. (a)	103	8,280
Sanderson Farms, Inc. (b)	29	2,733
Seneca Foods Corp. Class A (a)	12	481
Snyder’s-Lance, Inc. (b)	29	1,112
Tootsie Roll Industries, Inc. (b)	12	477
TreeHouse Foods, Inc. (a) (b)	29	2,094
Tyson Foods, Inc. Class A	515	31,765
WhiteWave Foods Co. (a)	291	16,180

		360,419

GAS UTILITIES — 0.3%
Atmos Energy Corp.	152	11,271
National Fuel Gas Co.	79	4,475

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

New Jersey Resources Corp.	105	$3,727
Northwest Natural Gas Co.	47	2,811
ONE Gas, Inc.	90	5,756
South Jersey Industries, Inc.	111	3,740
Southwest Gas Corp.	73	5,593
Spire, Inc.	48	3,098
UGI Corp.	282	12,995
WGL Holdings, Inc.	26	1,983

		55,449

HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Abaxis, Inc. (b)	24	1,266
Abbott Laboratories	456	17,515
Abiomed, Inc. (a)	73	8,226
Align Technology, Inc. (a)	119	11,439
Analogic Corp. (b)	7	581
Baxter International, Inc.	801	35,516
Becton Dickinson and Co.	348	57,611
Boston Scientific Corp. (a)	2,224	48,105
C.R. Bard, Inc.	107	24,039
Cantel Medical Corp.	49	3,859
CONMED Corp.	6	265
Cooper Cos., Inc.	63	11,021
CryoLife, Inc.	36	689
Cynosure, Inc. Class A (a)	37	1,687
Danaher Corp.	614	47,794
DENTSPLY SIRONA, Inc.	94	5,427
Edwards Lifesciences Corp. (a)	367	34,388
Haemonetics Corp. (a)	16	643
Halyard Health, Inc. (a)	58	2,145
Hill-Rom Holdings, Inc.	83	4,660
Hologic, Inc. (a)	112	4,493
ICU Medical, Inc. (a)	20	2,947
IDEXX Laboratories, Inc. (a)	155	18,177
Integer Holdings Corp. (a) (b)	12	353
Integra LifeSciences Holdings Corp. (a)	55	4,718
Intuitive Surgical, Inc. (a)	66	41,855
LivaNova PLC (a)	13	585
Masimo Corp. (a)	69	4,651
Medtronic PLC	1,890	134,625
Meridian Bioscience, Inc.	20	354
Merit Medical Systems, Inc. (a)	20	530
Natus Medical, Inc. (a)	7	244
Neogen Corp. (a)	28	1,848
NuVasive, Inc. (a) (b)	71	4,783
ResMed, Inc. (b)	144	8,935
St. Jude Medical, Inc.	466	37,368
STERIS PLC	57	3,841
Stryker Corp. (b)	453	54,274
Surmodics, Inc. (a)	20	508
Teleflex, Inc.	68	10,958
Varian Medical Systems, Inc. (a)	145	13,018
West Pharmaceutical Services, Inc.	108	9,162
Zeltiq Aesthetics, Inc. (a)	39	1,697
Zimmer Biomet Holdings, Inc.	309	31,889

		708,689

HEALTH CARE PROVIDERS & SERVICES — 2.3%
Aetna, Inc.	171	21,206
Air Methods Corp. (a) (b)	4	127

Almost Family, Inc. (a)	4	176
Amedisys, Inc. (a)	34	1,449
AmerisourceBergen Corp.	25	1,955
AMN Healthcare Services, Inc. (a) (b)	68	2,615
Anthem, Inc. (b)	59	8,482
Cardinal Health, Inc.	100	7,197
Centene Corp. (a)	175	9,889
Chemed Corp. (b)	8	1,283
Cigna Corp.	103	13,739
Community Health Systems, Inc. (a) (b)	16	89
Cross Country Healthcare, Inc. (a)	4	62
DaVita, Inc. (a)	23	1,477
Ensign Group, Inc.	48	1,066
Envision Healthcare Corp. (a)	18	1,139
Express Scripts Holding Co. (a)	29	1,995
HCA Holdings, Inc. (a)	275	20,355
HealthEquity, Inc. (a)	57	2,310
Healthways, Inc. (a) (b)	52	1,183
Henry Schein, Inc. (a)	62	9,406
Humana, Inc.	60	12,242
Kindred Healthcare, Inc.	29	228
Laboratory Corp. of America Holdings (a)	104	13,352
Landauer, Inc.	8	385
LHC Group, Inc. (a)	12	548
LifePoint Health, Inc. (a)	21	1,193
Magellan Health, Inc. (a)	32	2,408
McKesson Corp. (b)	70	9,832
MEDNAX, Inc. (a) (b)	45	3,000
Molina Healthcare, Inc. (a) (b)	2	109
Owens & Minor, Inc.	27	953
Patterson Cos., Inc. (b)	35	1,436
PharMerica Corp. (a)	13	327
Quest Diagnostics, Inc.	228	20,953
Quorum Health Corp. (a)	3	22
Select Medical Holdings Corp. (a) (b)	152	2,014
Surgical Care Affiliates, Inc. (a)	39	1,805
Tenet Healthcare Corp. (a)	4	59
UnitedHealth Group, Inc.	1,387	221,975
Universal Health Services, Inc. Class B	44	4,681
VCA, Inc. (a)	133	9,130
WellCare Health Plans, Inc. (a)	76	10,418

		424,270

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	142	1,450
Cerner Corp. (a) (b)	67	3,174
Computer Programs & Systems, Inc.	4	94
HealthStream, Inc. (a)	32	802
HMS Holdings Corp. (a)	146	2,651
Medidata Solutions, Inc. (a)	91	4,520
Omnicell, Inc. (a)	65	2,203
Quality Systems, Inc.	47	618

		15,512

HOTELS, RESTAURANTS & LEISURE — 1.1%
BJ’s Restaurants, Inc. (a)	35	1,376
Bob Evans Farms, Inc.	28	1,490
Boyd Gaming Corp. (a)	37	746
Brinker International, Inc. (b)	62	3,071
Buffalo Wild Wings, Inc. (a)	5	772

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Carnival Corp.	97	$5,050
Cheesecake Factory, Inc.	14	838
Chipotle Mexican Grill, Inc. Class A (a) (b)	5	1,887
Cracker Barrel Old Country Store, Inc. (b)	12	2,004
Darden Restaurants, Inc.	141	10,254
DineEquity, Inc.	3	231
Domino’s Pizza, Inc.	84	13,376
Dunkin’ Brands Group, Inc. (b)	151	7,918
ILG, Inc.	93	1,690
International Speedway Corp. Class A	24	883
Jack in the Box, Inc.	54	6,029
Marcus Corp.	4	126
Marriott International, Inc. Class A	72	5,953
Marriott Vacations Worldwide Corp. (b)	23	1,952
McDonald’s Corp.	550	66,946
Panera Bread Co. Class A (a) (b)	17	3,487
Papa John’s International, Inc.	30	2,567
Popeyes Louisiana Kitchen, Inc. (a)	15	907
Red Robin Gourmet Burgers, Inc. (a)	16	902
Royal Caribbean Cruises, Ltd.	22	1,805
Ruby Tuesday, Inc. (a)	4	13
Ruth’s Hospitality Group, Inc.	48	878
Scientific Games Corp. Class A (a) (b)	80	1,120
Sonic Corp.	14	371
Starbucks Corp.	196	10,882
Texas Roadhouse, Inc.	92	4,438
Wendy’s Co. (b)	339	4,583
Wyndham Worldwide Corp. (b)	16	1,222
Wynn Resorts, Ltd. (b)	138	11,938
Yum! Brands, Inc.	570	36,098

		213,803

HOUSEHOLD DURABLES — 0.5%
CalAtlantic Group, Inc. (b)	17	578
D.R. Horton, Inc.	197	5,384
Ethan Allen Interiors, Inc. (b)	16	590
Garmin, Ltd. (b)	200	9,698
Harman International Industries, Inc.	3	333
Helen of Troy, Ltd. (a)	5	422
iRobot Corp. (a) (b)	49	2,864
KB Home (b)	39	617
La-Z-Boy, Inc.	1	31
Leggett & Platt, Inc.	79	3,862
Lennar Corp. Class A	57	2,447
M/I Homes, Inc. (a) (b)	32	806
MDC Holdings, Inc.	15	385
Meritage Homes Corp. (a)	19	661
Mohawk Industries, Inc. (a)	31	6,190
Newell Brands, Inc.	746	33,309
NVR, Inc. (a)	2	3,338
PulteGroup, Inc.	318	5,845
Tempur Sealy International, Inc. (a) (b)	8	546
Toll Brothers, Inc. (a)	7	217
TopBuild Corp. (a)	54	1,922
Tupperware Brands Corp. (b)	62	3,262
Universal Electronics, Inc. (a) (b)	25	1,614
Whirlpool Corp.	44	7,998

		92,919

HOUSEHOLD PRODUCTS — 2.3%
Central Garden & Pet Co. Class A (a)	56	1,730
Church & Dwight Co., Inc. (b)	308	13,611
Clorox Co.	75	9,002
Colgate-Palmolive Co.	984	64,393
Energizer Holdings, Inc.	84	3,747
Kimberly-Clark Corp.	302	34,464
Procter & Gamble Co.	3,672	308,742
WD-40 Co.	16	1,870

		437,559

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	967	11,237
NRG Energy, Inc.	43	527

		11,764

INDUSTRIAL CONGLOMERATES — 2.3%
3M Co.	720	128,571
Carlisle Cos., Inc.	89	9,816
General Electric Co.	5,872	185,555
Honeywell International, Inc.	907	105,076
Roper Technologies, Inc.	41	7,506

		436,524

INSURANCE — 2.7%
Aflac, Inc.	498	34,661
Alleghany Corp. (a)	10	6,081
Allstate Corp.	411	30,463
American Equity Investment Life Holding Co.	4	90
American Financial Group, Inc.	56	4,935
American International Group, Inc.	319	20,834
AMERISAFE, Inc.	20	1,247
Aon PLC	387	43,162
Arthur J Gallagher & Co.	244	12,678
Aspen Insurance Holdings, Ltd.	35	1,925
Assurant, Inc.	78	7,243
Brown & Brown, Inc.	153	6,864
Chubb, Ltd.	513	67,778
Cincinnati Financial Corp.	241	18,256
eHealth, Inc. (a) (b)	24	256
Employers Holdings, Inc.	24	950
Endurance Specialty Holdings, Ltd.	36	3,326
Everest Re Group, Ltd.	41	8,872
First American Financial Corp.	83	3,040
Genworth Financial, Inc. Class A (a)	347	1,322
Hanover Insurance Group, Inc.	11	1,001
Hartford Financial Services Group, Inc.	121	5,766
Horace Mann Educators Corp.	56	2,397
Infinity Property & Casualty Corp.	4	352
Kemper Corp. (b)	44	1,949
Lincoln National Corp.	53	3,512
Loews Corp.	307	14,377
Marsh & McLennan Cos., Inc.	756	51,098
Mercury General Corp.	44	2,649
MetLife, Inc.	244	13,149
Navigators Group, Inc.	4	471
Old Republic International Corp.	123	2,337
Primerica, Inc.	49	3,388
Principal Financial Group, Inc.	202	11,688
ProAssurance Corp.	32	1,798

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Progressive Corp.	234	$8,307
Prudential Financial, Inc.	213	22,165
Reinsurance Group of America, Inc.	94	11,828
RenaissanceRe Holdings, Ltd. (b)	44	5,994
RLI Corp.	50	3,157
Safety Insurance Group, Inc.	8	590
Selective Insurance Group, Inc.	75	3,229
Stewart Information Services Corp.	28	1,290
Torchmark Corp.	105	7,745
Travelers Cos., Inc.	166	20,322
United Fire Group, Inc.	32	1,573
Universal Insurance Holdings, Inc. (b)	55	1,562
Unum Group.	116	5,096
Willis Towers Watson PLC	144	17,608
WR Berkley Corp. (b)	62	4,124
XL Group, Ltd.	63	2,347

		506,852

INTERNET & CATALOG RETAIL — 2.9%
Amazon.com, Inc. (a)	645	483,666
Expedia, Inc. (b)	17	1,926
FTD Cos., Inc. (a)	36	858
HSN, Inc.	4	137
Netflix, Inc. (a)	95	11,761
Nutrisystem, Inc.	62	2,148
PetMed Express, Inc.	8	185
Priceline Group, Inc. (a)	24	35,186
TripAdvisor, Inc. (a)	25	1,159

		537,026

INTERNET SOFTWARE & SERVICES — 5.0%
Akamai Technologies, Inc. (a)	23	1,534
Alphabet, Inc. Class A (a)	247	195,735
Alphabet, Inc. Class C (a)	274	211,479
Blucora, Inc. (a)	68	1,003
comScore, Inc. (a)	51	1,611
DHI Group, Inc. (a)	4	25
eBay, Inc. (a)	1,346	39,963
Facebook, Inc. Class A (a)	3,628	417,401
j2 Global, Inc. (b)	18	1,472
Liquidity Services, Inc. (a)	3	29
LivePerson, Inc. (a) (b)	76	574
LogMeIn, Inc.	45	4,345
NIC, Inc.	59	1,410
Shutterstock, Inc. (a)	35	1,663
Stamps.com, Inc. (a) (b)	25	2,866
VeriSign, Inc. (a) (b)	38	2,891
WebMD Health Corp. (a)	64	3,172
XO Group, Inc. (a)	4	78
Yahoo!, Inc. (a)	1,276	49,343

		936,594

IT SERVICES — 3.7%
Accenture PLC Class A	742	86,911
Acxiom Corp. (a)	84	2,251
Alliance Data Systems Corp.	3	686
Automatic Data Processing, Inc.	263	27,031
Broadridge Financial Solutions, Inc.	142	9,415
CACI International, Inc. Class A (a)	15	1,865
Cardtronics PLC Class A (a)	83	4,529
Ciber, Inc. (a)	16	10

Cognizant Technology Solutions Corp. Class A (a)	29	1,625
Computer Sciences Corp.	241	14,320
Convergys Corp.	134	3,291
CoreLogic, Inc. (a)	59	2,173
CSG Systems International, Inc.	52	2,517
CSRA, Inc.	67	2,133
DST Systems, Inc.	21	2,250
ExlService Holdings, Inc. (a)	54	2,724
Fidelity National Information Services, Inc.	247	18,683
Fiserv, Inc. (a)	108	11,478
Gartner, Inc. (a)	34	3,436
Global Payments, Inc.	157	10,897
International Business Machines Corp.	1,113	184,747
Jack Henry & Associates, Inc.	81	7,191
Leidos Holdings, Inc.	184	9,410
MasterCard, Inc. Class A	551	56,891
MAXIMUS, Inc.	14	781
NeuStar, Inc. Class A (a)	19	635
Paychex, Inc. (b)	384	23,378
PayPal Holdings, Inc. (a)	1,240	48,943
Perficient, Inc. (a)	36	630
Science Applications International Corp.	78	6,614
Sykes Enterprises, Inc. (a)	60	1,732
TeleTech Holdings, Inc.	4	122
Teradata Corp. (a) (b)	124	3,369
Total System Services, Inc.	38	1,863
Virtusa Corp. (a) (b)	51	1,281
Visa, Inc. Class A (b)	1,415	110,398
Western Union Co. (b)	499	10,838
WEX, Inc. (a)	53	5,915
Xerox Corp.	873	7,621

		690,584

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Arctic Cat, Inc.	20	300
Brunswick Corp.	44	2,400
Callaway Golf Co.	28	307
Hasbro, Inc.	76	5,912
Mattel, Inc. (b)	591	16,282
Polaris Industries, Inc. (b)	13	1,071
Sturm Ruger & Co., Inc. (b)	32	1,686
Vista Outdoor, Inc. (a)	41	1,513

		29,471

LIFE SCIENCES TOOLS & SERVICES — 1.0%
Agilent Technologies, Inc.	504	22,962
Bio-Rad Laboratories, Inc. Class A (a)	29	5,286
Bio-Techne Corp.	58	5,964
Cambrex Corp. (a)	9	486
Charles River Laboratories International, Inc. (a)	78	5,943
Illumina, Inc. (a)	227	29,065
Mettler-Toledo International, Inc. (a)	46	19,254
PAREXEL International Corp. (a) (b)	35	2,300
PerkinElmer, Inc. (b)	72	3,755
Thermo Fisher Scientific, Inc.	574	80,991
Waters Corp. (a)	118	15,858

		191,864

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

MACHINERY — 2.7%
AGCO Corp. (b)	47	$2,719
Albany International Corp. Class A	40	1,852
Astec Industries, Inc.	43	2,901
Barnes Group, Inc.	49	2,324
Briggs & Stratton Corp. (b)	60	1,336
Caterpillar, Inc. (b)	903	83,744
Chart Industries, Inc. (a)	55	1,981
CLARCOR, Inc.	81	6,680
Crane Co.	79	5,698
Cummins, Inc.	254	34,714
Deere & Co. (b)	294	30,294
Donaldson Co., Inc.	208	8,753
Dover Corp.	186	13,937
EnPro Industries, Inc.	36	2,425
ESCO Technologies, Inc.	32	1,813
Federal Signal Corp.	80	1,249
Flowserve Corp.	75	3,604
Fortive Corp.	386	20,701
Franklin Electric Co., Inc.	46	1,789
Graco, Inc.	28	2,327
Harsco Corp.	59	802
Hillenbrand, Inc.	71	2,723
IDEX Corp.	112	10,087
Illinois Tool Works, Inc.	522	63,924
Ingersoll-Rand PLC	309	23,187
ITT, Inc.	22	849
John Bean Technologies Corp.	51	4,383
Joy Global, Inc.	172	4,816
Kennametal, Inc.	36	1,125
Lincoln Electric Holdings, Inc.	49	3,757
Lindsay Corp.	12	895
Lydall, Inc. (a)	20	1,237
Mueller Industries, Inc.	13	519
Nordson Corp.	92	10,309
Oshkosh Corp.	121	7,818
PACCAR, Inc.	419	26,774
Parker-Hannifin Corp.	196	27,440
Pentair PLC	200	11,214
Proto Labs, Inc. (a) (b)	26	1,335
Snap-on, Inc.	13	2,227
SPX Corp. (a)	17	403
SPX FLOW, Inc. (a)	17	545
Standex International Corp.	12	1,054
Stanley Black & Decker, Inc.	193	22,135
Tennant Co.	31	2,207
Terex Corp.	181	5,707
Timken Co.	43	1,707
Toro Co.	158	8,840
Trinity Industries, Inc.	20	555
Wabtec Corp. (b)	21	1,743
Watts Water Technologies, Inc. Class A	28	1,826
Woodward, Inc.	97	6,698
Xylem, Inc.	295	14,608

		504,290

MARINE — 0.0% (d)
Kirby Corp. (a)	1	67
Matson, Inc.	6	212

		279

MEDIA — 2.1%
AMC Networks, Inc. Class A (a)	13	680
Cable One, Inc. (b)	8	4,974
CBS Corp. Class B (b)	522	33,210
Charter Communications, Inc. Class A (a)	354	101,924
Cinemark Holdings, Inc.	119	4,565
Comcast Corp. Class A	1,803	124,497
Discovery Communications, Inc. Class A (a) (b)	9	247
Discovery Communications, Inc. Class C (a)	80	2,142
EW Scripps Co. Class A (a) (b)	32	619
Gannett Co., Inc.	14	136
Interpublic Group of Cos., Inc.	163	3,816
John Wiley & Sons, Inc. Class A	25	1,362
Live Nation Entertainment, Inc. (a)	45	1,197
Meredith Corp.	35	2,070
News Corp. Class A	49	562
Omnicom Group, Inc. (b)	284	24,171
Scholastic Corp.	24	1,140
Scripps Networks Interactive, Inc. Class A (b)	54	3,854
TEGNA, Inc.	14	299
Time Warner, Inc.	653	63,034
Time, Inc.	51	910
Twenty-First Century Fox, Inc. Class A	51	1,430
Twenty-First Century Fox, Inc. Class B	25	681
Viacom, Inc. Class B	17	597
Walt Disney Co. (b)	197	20,531

		398,648

METALS & MINING — 0.7%
AK Steel Holding Corp. (a) (b)	610	6,228
Allegheny Technologies, Inc. (b)	173	2,756
Carpenter Technology Corp. (b)	74	2,677
Century Aluminum Co. (a) (b)	81	693
Commercial Metals Co.	140	3,049
Compass Minerals International, Inc.	21	1,645
Freeport-McMoRan, Inc. (a)	279	3,680
Kaiser Aluminum Corp.	20	1,554
Materion Corp.	4	158
Newmont Mining Corp.	921	31,379
Nucor Corp.	465	27,677
Reliance Steel & Aluminum Co.	119	9,465
Royal Gold, Inc. (b)	113	7,159
Steel Dynamics, Inc. (b)	380	13,520
Stillwater Mining Co. (a)	189	3,045
SunCoke Energy, Inc.	3	34
TimkenSteel Corp. (a) (b)	21	325
United States Steel Corp. (b)	295	9,738
Worthington Industries, Inc.	90	4,270

		129,052

MULTI-UTILITIES — 1.4%
Ameren Corp.	291	15,266
Avista Corp.	102	4,079
Black Hills Corp.	79	4,846
CenterPoint Energy, Inc.	710	17,494
CMS Energy Corp.	384	15,982
Consolidated Edison, Inc.	391	28,809
Dominion Resources, Inc.	526	40,286
DTE Energy Co.	230	22,657
MDU Resources Group, Inc.	322	9,264

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

NiSource, Inc.	548	$12,133
NorthWestern Corp.	70	3,981
Public Service Enterprise Group, Inc.	337	14,788
SCANA Corp.	232	17,001
Sempra Energy	188	18,920
Vectren Corp.	120	6,258
WEC Energy Group, Inc.	433	25,396

		257,160

MULTILINE RETAIL — 0.3%
Big Lots, Inc. (b)	50	2,510
Dollar General Corp.	150	11,110
Dollar Tree, Inc. (a)	344	26,550
Fred’s, Inc. Class A (b)	28	520
JC Penney Co., Inc. (a) (b)	288	2,393
Kohl’s Corp. (b)	73	3,605
Macy’s, Inc.	13	466
Nordstrom, Inc. (b)	5	240
Target Corp.	128	9,245
Tuesday Morning Corp. (a)	68	367

		57,006

OIL, GAS & CONSUMABLE FUELS — 5.8%
Anadarko Petroleum Corp.	170	11,854
Apache Corp.	654	41,509
Bill Barrett Corp. (a)	76	531
Cabot Oil & Gas Corp.	640	14,950
Carrizo Oil & Gas, Inc. (a) (b)	12	448
Chesapeake Energy Corp. (a) (b)	11	77
Chevron Corp.	2,414	284,128
Cimarex Energy Co.	114	15,493
Cloud Peak Energy, Inc. (a) (b)	59	331
Concho Resources, Inc. (a)	182	24,133
ConocoPhillips	166	8,323
CONSOL Energy, Inc.	309	5,633
Devon Energy Corp.	395	18,040
Energen Corp.	40	2,307
EOG Resources, Inc.	637	64,401
EQT Corp.	161	10,529
Exxon Mobil Corp.	3,841	346,689
Green Plains, Inc. (b)	13	362
Gulfport Energy Corp. (a)	61	1,320
Hess Corp. (b)	109	6,790
HollyFrontier Corp. (b)	8	262
Kinder Morgan, Inc.	258	5,343
Marathon Oil Corp.	28	485
Marathon Petroleum Corp.	24	1,208
Murphy Oil Corp. (b)	123	3,829
Newfield Exploration Co. (a)	168	6,804
Noble Energy, Inc.	211	8,031
Northern Oil and Gas, Inc. (a) (b)	4	11
Occidental Petroleum Corp.	372	26,498
ONEOK, Inc.	346	19,864
PDC Energy, Inc. (a)	61	4,427
Phillips 66 (b)	99	8,555
Pioneer Natural Resources Co.	292	52,580
QEP Resources, Inc.	369	6,793
Range Resources Corp.	309	10,617
SM Energy Co.	106	3,655
Southwestern Energy Co. (a)	769	8,321

Spectra Energy Corp.	1,208	49,637
Synergy Resources Corp. (a) (b)	45	401
Tesoro Corp.	16	1,399
Valero Energy Corp.	63	4,304
Western Refining, Inc.	3	114
Williams Cos., Inc.	93	2,896
World Fuel Services Corp.	42	1,928
WPX Energy, Inc. (a)	599	8,727

		1,094,537

PAPER & FOREST PRODUCTS — 0.0% (d)
Boise Cascade Co. (a)	54	1,215
Clearwater Paper Corp. (a)	24	1,573
Deltic Timber Corp.	4	308
Domtar Corp.	29	1,132
KapStone Paper and Packaging Corp.	5	110
Louisiana-Pacific Corp. (a)	98	1,855
Neenah Paper, Inc.	28	2,386
Schweitzer-Mauduit International, Inc.	12	547

		9,126

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc.	765	3,855
Coty, Inc. Class A	25	458
Edgewell Personal Care Co. (a)	8	584
Estee Lauder Cos., Inc. Class A	225	17,210
Inter Parfums, Inc.	4	131
Medifast, Inc.	20	833

		23,071

PHARMACEUTICALS — 4.6%
Akorn, Inc. (a)	4	87
Allergan PLC (a)	18	3,780
Bristol-Myers Squibb Co.	223	13,032
Catalent, Inc. (a)	56	1,510
Depomed, Inc. (a) (b)	109	1,964
Eli Lilly & Co.	476	35,010
Endo International PLC (a)	28	461
Impax Laboratories, Inc. (a)	3	40
Johnson & Johnson.	3,734	430,194
Lannett Co., Inc. (a) (b)	4	88
Mallinckrodt PLC (a)	82	4,085
Medicines Co. (a) (b)	84	2,851
Merck & Co., Inc.	3,538	208,282
Mylan NV (a) (b)	57	2,175
Nektar Therapeutics (a) (b)	152	1,865
Perrigo Co. PLC	6	499
Pfizer, Inc.	3,480	113,031
Prestige Brands Holdings, Inc. (a)	23	1,198
Supernus Pharmaceuticals, Inc. (a)	90	2,273
Zoetis, Inc.	722	38,649

		861,074

PROFESSIONAL SERVICES — 0.4%
CDI Corp.	20	148
CEB, Inc.	21	1,273
Dun & Bradstreet Corp.	54	6,551
Equifax, Inc.	185	21,873
Exponent, Inc.	24	1,447
FTI Consulting, Inc. (a)	35	1,578
Insperity, Inc.	35	2,483

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Korn/Ferry International	23	$677
ManpowerGroup, Inc.	3	267
Nielsen Holdings PLC	402	16,864
On Assignment, Inc. (a)	28	1,236
Resources Connection, Inc.	40	770
Robert Half International, Inc.	17	829
TrueBlue, Inc. (a)	36	887
Verisk Analytics, Inc. Class A (a)	174	14,124
WageWorks, Inc. (a)	37	2,682

		73,689

REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.2%
Acadia Realty Trust	96	3,137
Agree Realty Corp.	39	1,796
Alexandria Real Estate Equities, Inc. (b)	121	13,447
American Assets Trust, Inc. REIT	9	388
American Campus Communities, Inc.	227	11,298
American Tower Corp. REIT	470	49,670
Apartment Investment & Management Co. Class A REIT	230	10,453
AvalonBay Communities, Inc.	79	13,995
Boston Properties, Inc. REIT	160	20,125
Camden Property Trust	111	9,332
Care Capital Properties, Inc.	26	650
CareTrust REIT, Inc.	32	490
Cedar Realty Trust, Inc.	80	522
Chesapeake Lodging Trust	3	78
Communications Sales & Leasing, Inc. (a)	237	6,022
CoreSite Realty Corp. REIT (b)	59	4,683
Corporate Office Properties Trust	164	5,120
Crown Castle International Corp. REIT	397	34,448
DCT Industrial Trust, Inc. REIT	154	7,373
DiamondRock Hospitality Co. (b)	44	507
Digital Realty Trust, Inc. REIT (b)	273	26,825
Douglas Emmett, Inc.	219	8,007
Duke Realty Corp.	601	15,963
EastGroup Properties, Inc.	64	4,726
Education Realty Trust, Inc.	112	4,738
EPR Properties	92	6,603
Equinix, Inc. REIT	104	37,171
Equity One, Inc.	153	4,696
Equity Residential REIT	147	9,461
Essex Property Trust, Inc. REIT	38	8,835
Extra Space Storage, Inc. REIT	73	5,638
Federal Realty Investment Trust REIT	66	9,379
First Industrial Realty Trust, Inc. REIT (b)	159	4,460
Four Corners Property Trust, Inc. REIT	81	1,662
Franklin Street Properties Corp. REIT	100	1,296
General Growth Properties, Inc. REIT	235	5,870
GEO Group, Inc. REIT (b)	49	1,761
Getty Realty Corp.	20	510
Government Properties Income Trust REIT (b)	124	2,364
HCP, Inc. REIT	394	11,710
Healthcare Realty Trust, Inc. REIT	157	4,760
Highwoods Properties, Inc.	160	8,162
Hospitality Properties Trust	228	7,237
Host Hotels & Resorts, Inc. REIT	219	4,126
Iron Mountain, Inc. REIT	415	13,479
Kilroy Realty Corp. REIT	70	5,125
Kimco Realty Corp. REIT	429	10,794

Kite Realty Group Trust REIT	84	1,972
Lamar Advertising Co. Class A	122	8,203
LaSalle Hotel Properties	15	457
Lexington Realty Trust REIT	217	2,344
Liberty Property Trust REIT	202	7,979
Life Storage, Inc. REIT	11	938
LTC Properties, Inc. (b)	62	2,913
Macerich Co. REIT	70	4,959
Mack-Cali Realty Corp.	168	4,875
Medical Properties Trust, Inc. REIT	557	6,851
Mid-America Apartment Communities, Inc. REIT	128	12,534
National Retail Properties, Inc.	262	11,580
Omega Healthcare Investors, Inc.	138	4,314
Pennsylvania Real Estate Investment Trust	89	1,687
Potlatch Corp. REIT	68	2,832
Prologis, Inc. REIT	862	45,505
PS Business Parks, Inc.	37	4,311
Public Storage REIT	73	16,315
Rayonier, Inc.	182	4,841
Realty Income Corp. REIT (b)	447	25,693
Regency Centers Corp.	126	8,688
Retail Opportunity Investments Corp. REIT	113	2,388
Sabra Health Care REIT, Inc.	61	1,490
Saul Centers, Inc.	16	1,066
Senior Housing Properties Trust	391	7,402
Simon Property Group, Inc. REIT	208	36,955
SL Green Realty Corp. REIT	32	3,442
Summit Hotel Properties, Inc. REIT	153	2,453
Tanger Factory Outlet Centers, Inc.	113	4,043
Taubman Centers, Inc.	25	1,848
UDR, Inc. REIT	203	7,405
Universal Health Realty Income Trust	16	1,049
Urban Edge Properties	126	3,466
Urstadt Biddle Properties, Inc. Class A	20	482
Ventas, Inc. REIT	606	37,887
Vornado Realty Trust REIT	99	10,333
Washington Prime Group, Inc. REIT	228	2,373
Weingarten Realty Investors REIT	155	5,547
Welltower, Inc. REIT	522	34,937
Weyerhaeuser Co. REIT	762	22,929

		786,178

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
Alexander & Baldwin, Inc.	24	1,077
CBRE Group, Inc. Class A (a)	38	1,197
Forestar Group, Inc. (a)	40	532
HFF, Inc. Class A	44	1,331
Jones Lang LaSalle, Inc.	2	202

		4,339

ROAD & RAIL — 1.1%
ArcBest Corp.	11	304
CSX Corp.	1,129	40,565
Genesee & Wyoming, Inc. Class A (a)	35	2,429
Heartland Express, Inc.	83	1,690
JB Hunt Transport Services, Inc.	57	5,533
Kansas City Southern	120	10,182
Knight Transportation, Inc. (b)	89	2,942
Landstar System, Inc.	31	2,644

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Norfolk Southern Corp.	454	$49,064
Old Dominion Freight Line, Inc. (a)	66	5,662
Ryder System, Inc.	25	1,861
Saia, Inc. (a)	47	2,075
Union Pacific Corp.	846	87,713
Werner Enterprises, Inc.	4	108

		212,772

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.1%
Advanced Energy Industries, Inc. (a)	44	2,409
Advanced Micro Devices, Inc. (a) (b)	1,276	14,470
Analog Devices, Inc.	286	20,769
Applied Materials, Inc.	1,892	61,055
Broadcom, Ltd.	681	120,380
Brooks Automation, Inc.	4	68
Cabot Microelectronics Corp.	28	1,769
Cirrus Logic, Inc. (a)	88	4,975
Cree, Inc. (a)	27	713
Cypress Semiconductor Corp. (b)	476	5,445
Diodes, Inc. (a)	47	1,206
DSP Group, Inc. (a)	4	52
Exar Corp. (a)	56	604
First Solar, Inc. (a) (b)	6	193
Integrated Device Technology, Inc. (a)	34	801
Intel Corp. (b)	5,636	204,418
Intersil Corp. Class A	210	4,683
KLA-Tencor Corp.	118	9,284
Kopin Corp. (a)	8	23
Kulicke & Soffa Industries, Inc. (a)	28	447
Lam Research Corp. (b)	248	26,221
Linear Technology Corp.	414	25,813
Microchip Technology, Inc.	353	22,645
Micron Technology, Inc. (a)	784	17,185
Microsemi Corp. (a)	137	7,394
MKS Instruments, Inc.	72	4,277
Monolithic Power Systems, Inc.	48	3,933
NVIDIA Corp. (b)	933	99,588
Power Integrations, Inc.	47	3,189
Qorvo, Inc. (a)	210	11,073
QUALCOMM, Inc.	2,016	131,443
Rambus, Inc. (a)	168	2,313
Rudolph Technologies, Inc. (a)	48	1,121
Semtech Corp. (a)	134	4,228
Silicon Laboratories, Inc. (a)	31	2,015
Skyworks Solutions, Inc. (b)	92	6,869
Synaptics, Inc. (a)	21	1,125
Teradyne, Inc.	154	3,912
Tessera Holding Corp.	55	2,431
Texas Instruments, Inc. (b)	1,565	114,198
Ultratech, Inc. (a)	40	959
Veeco Instruments, Inc. (a)	7	204
Versum Materials, Inc. (a)	17	477
Xilinx, Inc. (b)	303	18,292

		964,669

SOFTWARE — 4.8%
8x8, Inc. (a)	155	2,216
ACI Worldwide, Inc. (a)	47	853
Activision Blizzard, Inc.	1,115	40,263

Adobe Systems, Inc. (a)	726	74,742
ANSYS, Inc. (a)	51	4,717
Autodesk, Inc. (a)	320	23,683
Blackbaud, Inc.	37	2,368
Bottomline Technologies de, Inc. (a)	47	1,176
CA, Inc.	460	14,614
Cadence Design Systems, Inc. (a)	362	9,130
CDK Global, Inc.	180	10,744
Citrix Systems, Inc. (a)	90	8,038
CommVault Systems, Inc. (a)	49	2,519
Ebix, Inc. (b)	44	2,510
Electronic Arts, Inc. (a)	386	30,401
Fair Isaac Corp.	57	6,796
Fortinet, Inc. (a)	113	3,404
Intuit, Inc.	271	31,059
Manhattan Associates, Inc. (a)	5	265
Mentor Graphics Corp.	13	480
Microsoft Corp.	7,941	493,454
MicroStrategy, Inc. Class A (a)	6	1,184
Monotype Imaging Holdings, Inc.	28	556
Oracle Corp.	1,462	56,214
Progress Software Corp.	67	2,139
PTC, Inc. (a)	179	8,282
Red Hat, Inc. (a)	89	6,203
salesforce.com, Inc. (a)	143	9,790
Symantec Corp.	1,063	25,395
Synchronoss Technologies, Inc. (a)	52	1,992
Synopsys, Inc. (a)	195	11,478
Take-Two Interactive Software, Inc. (a)	145	7,147
Tangoe, Inc. (a)	55	433
TiVo Corp. (a) (b)	143	2,989
Tyler Technologies, Inc. (a) (b)	17	2,427
Ultimate Software Group, Inc. (a) (b)	12	2,188
VASCO Data Security International, Inc. (a)	20	273

		902,122

SPECIALTY RETAIL — 1.9%
Aaron’s, Inc.	3	96
Abercrombie & Fitch Co. Class A (b)	68	816
Advance Auto Parts, Inc.	4	676
American Eagle Outfitters, Inc.	239	3,626
Ascena Retail Group, Inc. (a)	128	792
AutoNation, Inc. (a)	10	487
AutoZone, Inc. (a) (b)	12	9,477
Barnes & Noble Education, Inc. (a)	55	631
Barnes & Noble, Inc.	91	1,015
Bed Bath & Beyond, Inc. (b)	8	325
Best Buy Co., Inc.	307	13,100
Big 5 Sporting Goods Corp.	24	416
Buckle, Inc. (b)	11	251
Cabela’s, Inc. (a)	90	5,269
Caleres, Inc.	6	197
CarMax, Inc. (a) (b)	44	2,833
Cato Corp. Class A	24	722
Chico’s FAS, Inc.	6	86
Children’s Place, Inc. (b)	32	3,230
CST Brands, Inc.	132	6,356
Dick’s Sporting Goods, Inc.	145	7,699
Express, Inc. (a)	112	1,205
Finish Line, Inc. Class A (b)	36	677

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Five Below, Inc. (a) (b)	79	$3,157
Foot Locker, Inc.	67	4,750
GameStop Corp. Class A	14	354
Gap, Inc.	11	247
Genesco, Inc. (a)	16	994
Group 1 Automotive, Inc. (b)	3	234
Haverty Furniture Cos., Inc.	20	474
Hibbett Sports, Inc. (a)	7	261
Home Depot, Inc.	927	124,292
L Brands, Inc. (b)	12	790
Lithia Motors, Inc. Class A (b)	7	678
Lowe’s Cos., Inc.	348	24,750
Lumber Liquidators Holdings, Inc. (a) (b)	16	252
MarineMax, Inc. (a) (b)	8	155
Monro Muffler Brake, Inc.	6	343
Murphy USA, Inc. (a)	64	3,934
O’Reilly Automotive, Inc. (a)	46	12,807
Office Depot, Inc.	21	95
Rent-A-Center, Inc. (b)	20	225
Ross Stores, Inc.	649	42,574
Sally Beauty Holdings, Inc. (a)	126	3,329
Select Comfort Corp. (a)	16	362
Signet Jewelers, Ltd. (b)	3	283
Sonic Automotive, Inc. Class A (b)	44	1,008
Stage Stores, Inc. (b)	44	192
Staples, Inc.	28	253
Stein Mart, Inc.	24	132
Tailored Brands, Inc.	61	1,559
Tiffany & Co. (b)	24	1,858
TJX Cos., Inc.	378	28,399
Tractor Supply Co.	7	531
Ulta Salon Cosmetics & Fragrance, Inc. (a)	101	25,749
Urban Outfitters, Inc. (a) (b)	132	3,759
Vitamin Shoppe, Inc. (a)	11	261
Williams-Sonoma, Inc. (b)	11	532
Zumiez, Inc. (a)	20	437

		349,992

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.8%
3D Systems Corp. (a) (b)	190	2,525
Apple, Inc.	1,664	192,725
Cray, Inc. (a)	70	1,449
Diebold Nixdorf, Inc. (b)	29	729
Electronics For Imaging, Inc. (a)	23	1,009
Hewlett Packard Enterprise Co.	2,862	66,227
HP, Inc.	2,798	41,522
NCR Corp. (a)	183	7,423
NetApp, Inc.	212	7,477
Seagate Technology PLC (b)	279	10,649
Super Micro Computer, Inc. (a)	45	1,262
Western Digital Corp.	64	4,349

		337,346

TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Carter’s, Inc.	17	1,469
Coach, Inc. (b)	408	14,288
Crocs, Inc. (a)	12	82
Deckers Outdoor Corp. (a) (b)	25	1,385
Fossil Group, Inc. (a)	3	78
G-III Apparel Group, Ltd. (a) (b)	12	355
Hanesbrands, Inc.	84	1,812

Iconix Brand Group, Inc. (a)	13	121
Kate Spade & Co. (a)	41	765
Michael Kors Holdings, Ltd. (a)	228	9,799
Movado Group, Inc. (b)	28	805
NIKE, Inc. Class B	61	3,101
Oxford Industries, Inc.	20	1,203
PVH Corp.	118	10,648
Ralph Lauren Corp. (b)	9	813
Skechers U.S.A., Inc. Class A (a)	6	148
Steven Madden, Ltd. (a)	12	429
Under Armour, Inc. Class A (a)	24	697
Under Armour, Inc. Class C (a)	11	277
VF Corp.	41	2,187
Wolverine World Wide, Inc. (b)	158	3,468

		53,930

THRIFTS & MORTGAGE FINANCE — 0.1%
Astoria Financial Corp.	88	1,641
Bank Mutual Corp.	60	567
BofI Holding, Inc. (a)	3	86
Dime Community Bancshares, Inc.	32	643
New York Community Bancorp, Inc.	108	1,718
Northwest Bancshares, Inc. (b)	158	2,849
Oritani Financial Corp.	36	675
Provident Financial Services, Inc.	56	1,585
TrustCo Bank Corp. NY	92	805
Washington Federal, Inc.	95	3,263

		13,832

TOBACCO — 1.6%
Altria Group, Inc.	1,639	110,829
Philip Morris International, Inc.	1,848	169,074
Reynolds American, Inc.	404	22,640
Universal Corp. (b)	24	1,530

		304,073

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	62	3,683
DXP Enterprises, Inc. (a)	16	556
Fastenal Co.	270	12,685
GATX Corp.	9	554
Kaman Corp. (b)	12	587
MSC Industrial Direct Co., Inc. Class A	62	5,728
NOW, Inc. (a)	179	3,664
United Rentals, Inc. (a)	59	6,229
W.W. Grainger, Inc. (b)	52	12,077
Watsco, Inc.	27	3,999

		49,762

WATER UTILITIES — 0.2%
American States Water Co.	48	2,187
American Water Works Co., Inc.	309	22,359
Aqua America, Inc.	152	4,566
California Water Service Group (b)	57	1,932

		31,044

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Spok Holdings, Inc.	4	83
Telephone & Data Systems, Inc.	40	1,155

		1,238

TOTAL COMMON STOCKS (Cost $16,370,803)		18,711,947

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (e) (f)	14,687	$14,687
State Street Navigator Securities Lending Government Money Market Portfolio (f) (g)	18,568	18,568

TOTAL SHORT-TERM INVESTMENTS (Cost $33,255)		33,255

TOTAL INVESTMENTS — 100.0% (Cost $16,404,058)		18,745,202
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		4,236

NET ASSETS — 100.0%		$18,749,438

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The rate shown is the annualized seven-day yield at December 31, 2016.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$378,391	$—	$—	$378,391
Air Freight & Logistics	140,821	—	—	140,821
Airlines	20,608	—	—	20,608
Auto Components	21,993	—	—	21,993
Automobiles	41,195	—	—	41,195
Banks	687,285	—	—	687,285
Beverages	313,557	—	—	313,557
Biotechnology	250,343	—	—	250,343
Building Products	122,040	—	—	122,040
Capital Markets	356,013	—	—	356,013
Chemicals	385,809	—	—	385,809
Commercial Services & Supplies	128,177	—	—	128,177
Communications Equipment	239,620	—	—	239,620
Construction & Engineering	48,790	—	—	48,790
Construction Materials	46,016	—	—	46,016
Consumer Finance	64,993	—	—	64,993
Containers & Packaging	102,309	—	—	102,309
Distributors	35,028	—	—	35,028
Diversified Consumer Services	6,369	—	—	6,369
Diversified Financial Services	234,990	—	—	234,990
Diversified Telecommunication Services	663,417	—	—	663,417
Electric Utilities	527,409	—	—	527,409
Electrical Equipment	147,721	—	—	147,721
Electronic Equipment, Instruments & Components	182,077	—	—	182,077
Energy Equipment & Services	190,150	—	—	190,150
Equity Real Estate Investment Trusts (REITs)	5,682	—	—	5,682
Food & Staples Retailing	302,616	—	—	302,616
Food Products	360,419	—	—	360,419
Gas Utilities	55,449	—	—	55,449
Health Care Equipment & Supplies	708,689	—	—	708,689
Health Care Providers & Services	424,270	—	—	424,270
Health Care Technology	15,512	—	—	15,512
Hotels, Restaurants & Leisure	213,803	—	—	213,803

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Household Durables	$92,919	$—	$—	$92,919
Household Products	437,559	—	—	437,559
Independent Power Producers & Energy Traders	11,764	—	—	11,764
Industrial Conglomerates	436,524	—	—	436,524
Insurance	506,852	—	—	506,852
Internet & Catalog Retail	537,026	—	—	537,026
Internet Software & Services	936,594	—	—	936,594
IT Services	690,584	—	—	690,584
Leisure Equipment & Products	29,471	—	—	29,471
Life Sciences Tools & Services	191,864	—	—	191,864
Machinery	504,290	—	—	504,290
Marine	279	—	—	279
Media	398,648	—	—	398,648
Metals & Mining	129,052	—	—	129,052
Multi-Utilities	257,160	—	—	257,160
Multiline Retail	57,006	—	—	57,006
Oil, Gas & Consumable Fuels	1,094,537	—	—	1,094,537
Paper & Forest Products	9,126	—	—	9,126
Personal Products	23,071	—	—	23,071
Pharmaceuticals	861,074	—	—	861,074
Professional Services	73,689	—	—	73,689
Real Estate Investment Trusts (REITs)	786,178	—	—	786,178
Real Estate Management & Development	4,339	—	—	4,339
Road & Rail	212,772	—	—	212,772
Semiconductors & Semiconductor Equipment	964,669	—	—	964,669
Software	902,122	—	—	902,122
Specialty Retail	349,992	—	—	349,992
Technology Hardware, Storage & Peripherals	337,346	—	—	337,346
Textiles, Apparel & Luxury Goods	53,930	—	—	53,930
Thrifts & Mortgage Finance	13,832	—	—	13,832
Tobacco	304,073	—	—	304,073
Trading Companies & Distributors	49,762	—	—	49,762
Water Utilities	31,044	—	—	31,044
Wireless Telecommunication Services	1,238	—	—	1,238
Short-Term Investments	33,255	—	—	33,255

TOTAL INVESTMENTS	$18,745,202	$—	$—	$18,745,202

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Corp.	53	$2,858	193	35	211	$16,399	$87	$(49)
State Street Institutional Liquid Reserves Fund, Premier Class	34,614	34,614	235,806	270,420	—	—	79	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	228,151	213,464	14,687	14,687	48	—
State Street Navigator Securities Lending Government Money Market Portfolio*	3,352,527	3,352,527	8,580,267	11,914,226	18,568	18,568	1,251	—

TOTAL		$3,389,999				$49,654	$1,465	$(49)

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR SSGA US Large Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 6.1%
General Dynamics Corp.	4,722	$815,301
Lockheed Martin Corp.	3,793	948,022
Northrop Grumman Corp.	3,225	750,070
Raytheon Co.	4,708	668,536
Rockwell Collins, Inc. (a)	6,189	574,092
Teledyne Technologies, Inc. (b)	2,307	283,761
United Technologies Corp.	5,358	587,344

		4,627,126

AIR FREIGHT & LOGISTICS — 1.2%
United Parcel Service, Inc. Class B	7,798	893,963

BANKS — 5.1%
Commerce Bancshares, Inc. (a)	7,390	427,216
Investors Bancorp, Inc.	22,878	319,148
People’s United Financial, Inc. (a)	22,331	432,328
US Bancorp	31,247	1,605,158
Wells Fargo & Co.	20,207	1,113,608

		3,897,458

BEVERAGES — 2.5%
Coca-Cola Co.	17,443	723,187
PepsiCo, Inc.	10,882	1,138,583

		1,861,770

BUILDING PRODUCTS — 0.9%
Johnson Controls International PLC	15,783	650,102

CAPITAL MARKETS — 0.6%
FactSet Research Systems, Inc. (a)	2,899	473,784

CHEMICALS — 4.3%
Air Products & Chemicals, Inc.	3,302	474,894
Ecolab, Inc.	5,291	620,211
International Flavors & Fragrances, Inc. (a)	4,032	475,091
PPG Industries, Inc.	2,827	267,886
Praxair, Inc.	6,513	763,258
RPM International, Inc.	7,460	401,572
Sensient Technologies Corp.	3,196	251,142

		3,254,054

COMMERCIAL SERVICES & SUPPLIES — 3.6%
Cintas Corp.	6,304	728,490
Republic Services, Inc. Class A	19,934	1,137,235
Waste Management, Inc.	12,338	874,887

		2,740,612

COMMUNICATIONS EQUIPMENT — 0.6%
Motorola Solutions, Inc.	5,191	430,282

CONTAINERS & PACKAGING — 2.7%
AptarGroup, Inc.	4,461	327,660
Avery Dennison Corp.	4,512	316,833
Ball Corp. (a)	7,760	582,543
Bemis Co., Inc.	6,805	325,415
Silgan Holdings, Inc.	3,043	155,741
Sonoco Products Co.	7,171	377,912

		2,086,104

DIVERSIFIED CONSUMER SERVICES — 0.8%
Bright Horizons Family Solutions, Inc. (b)	3,230	226,165
Service Corp. International	13,600	386,240

		612,405

DIVERSIFIED FINANCIAL SERVICES — 2.3%
Berkshire Hathaway, Inc. Class B (b)	10,952	1,784,957

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
AT&T, Inc.	17,525	745,338

ELECTRIC UTILITIES — 4.2%
Duke Energy Corp.	10,572	820,599
OGE Energy Corp.	14,421	482,382
PPL Corp.	23,849	812,059
Southern Co.	22,007	1,082,524

		3,197,564

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
CDW Corp.	8,097	421,773

FOOD & STAPLES RETAILING — 3.2%
Casey’s General Stores, Inc. (a)	2,803	333,221
Costco Wholesale Corp.	4,857	777,654
CVS Health Corp.	5,334	420,906
Sysco Corp.	16,943	938,134

		2,469,915

FOOD PRODUCTS — 0.9%
General Mills, Inc.	11,486	709,490

GAS UTILITIES — 0.3%
Spire, Inc.	3,055	197,200

HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Becton Dickinson and Co.	4,057	671,636
Danaher Corp.	8,420	655,413
Medtronic PLC	7,471	532,159

		1,859,208

HEALTH CARE PROVIDERS & SERVICES — 1.0%
Cardinal Health, Inc.	6,664	479,608
Patterson Cos., Inc. (a)	6,079	249,421

		729,029

HEALTH CARE TECHNOLOGY — 0.4%
Cerner Corp. (a) (b)	5,959	282,278

HOTELS, RESTAURANTS & LEISURE — 1.7%
McDonald’s Corp.	7,546	918,499
Starbucks Corp.	6,731	373,705

		1,292,204

HOUSEHOLD PRODUCTS — 4.3%
Church & Dwight Co., Inc. (a)	16,105	711,680
Clorox Co.	6,464	775,809
Colgate-Palmolive Co.	14,783	967,400
Procter & Gamble Co.	9,990	839,959

		3,294,848

INDUSTRIAL CONGLOMERATES — 2.6%
3M Co.	4,223	754,101
Honeywell International, Inc.	5,932	687,222
Roper Technologies, Inc. (a)	3,010	551,071

		1,992,394

INSURANCE — 16.0%
Alleghany Corp. (b)	1,068	649,472
Allied World Assurance Co. Holdings AG.	6,324	339,662
American Financial Group, Inc.	5,038	443,949
Arch Capital Group, Ltd. (b)	8,409	725,613

See accompanying notes to financial statements.

SPDR SSGA US Large Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Arthur J Gallagher & Co.	12,531	$651,111
Aspen Insurance Holdings, Ltd.	4,340	238,700
Chubb, Ltd.	9,635	1,272,976
Cincinnati Financial Corp.	10,746	814,009
Everest Re Group, Ltd.	3,700	800,680
Loews Corp.	20,168	944,467
Markel Corp. (b)	980	886,410
Marsh & McLennan Cos., Inc.	19,526	1,319,762
Progressive Corp.	26,838	952,749
RenaissanceRe Holdings, Ltd.	3,057	416,425
Torchmark Corp.	8,575	632,492
Validus Holdings, Ltd.	5,595	307,781
White Mountains Insurance Group, Ltd.	382	319,371
WR Berkley Corp.	7,060	469,561

		12,185,190

IT SERVICES — 6.0%
Amdocs, Ltd.	9,300	541,725
Automatic Data Processing, Inc.	10,563	1,085,665
Fiserv, Inc. (b)	6,556	696,772
Gartner, Inc. (b)	4,150	419,440
International Business Machines Corp.	3,334	553,411
Jack Henry & Associates, Inc.	5,687	504,892
Paychex, Inc. (a)	12,966	789,370

		4,591,275

MACHINERY — 0.6%
Toro Co.	7,706	431,151

MEDIA — 0.7%
Comcast Corp. Class A	7,212	497,989

MULTI-UTILITIES — 3.8%
Dominion Resources, Inc.	14,020	1,073,792
DTE Energy Co.	9,357	921,758
Sempra Energy	8,978	903,546

		2,899,096

OIL, GAS & CONSUMABLE FUELS — 1.6%
Chevron Corp.	4,217	496,341
Exxon Mobil Corp.	7,549	681,373

		1,177,714

PHARMACEUTICALS — 4.1%
Eli Lilly & Co.	10,845	797,650
Johnson & Johnson	8,784	1,012,005
Merck & Co., Inc.	11,165	657,283
Pfizer, Inc.	19,959	648,268

		3,115,206

PROFESSIONAL SERVICES — 2.7%
Equifax, Inc.	8,505	1,005,546
Nielsen Holdings PLC	8,472	355,401
Verisk Analytics, Inc. Class A (b)	8,918	723,874

		2,084,821

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Analog Devices, Inc.	6,208	450,825
Intel Corp.	9,880	358,348
Maxim Integrated Products, Inc.	8,443	325,646
Microchip Technology, Inc. (a)	7,588	486,770
Texas Instruments, Inc.	6,581	480,216

		2,101,805

SOFTWARE — 4.9%
Adobe Systems, Inc. (b)	3,301	339,838
ANSYS, Inc. (a) (b)	4,277	395,580
CA, Inc.	10,686	339,494
Cadence Design Systems, Inc. (b)	16,090	405,790
Check Point Software Technologies, Ltd. (a) (b)	4,899	413,769
Intuit, Inc.	4,423	506,920
Microsoft Corp.	5,312	330,088
Oracle Corp.	8,866	340,898
Synopsys, Inc. (b)	10,820	636,865

		3,709,242

SPECIALTY RETAIL — 2.5%
AutoZone, Inc. (b)	909	717,919
Home Depot, Inc.	4,209	564,343
TJX Cos., Inc.	8,490	637,853

		1,920,115

TRADING COMPANIES & DISTRIBUTORS — 0.7%
W.W. Grainger, Inc.	2,374	551,361

TOTAL COMMON STOCKS (Cost $73,705,231)		75,768,823

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d) (Cost $171,480)	171,480	171,480

TOTAL INVESTMENTS — 99.9% (Cost $73,876,711)		75,940,303
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		105,526

NET ASSETS — 100.0%		$76,045,829

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR SSGA US Large Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$4,627,126	$—	$—	$4,627,126
Air Freight & Logistics	893,963	—	—	893,963
Banks	3,897,458	—	—	3,897,458
Beverages	1,861,770	—	—	1,861,770
Building Products	650,102	—	—	650,102
Capital Markets	473,784	—	—	473,784
Chemicals	3,254,054	—	—	3,254,054
Commercial Services & Supplies	2,740,612	—	—	2,740,612
Communications Equipment	430,282	—	—	430,282
Containers & Packaging	2,086,104	—	—	2,086,104
Diversified Consumer Services	612,405	—	—	612,405
Diversified Financial Services	1,784,957	—	—	1,784,957
Diversified Telecommunication Services	745,338	—	—	745,338
Electric Utilities	3,197,564	—	—	3,197,564
Electronic Equipment, Instruments & Components	421,773	—	—	421,773
Food & Staples Retailing	2,469,915	—	—	2,469,915
Food Products	709,490	—	—	709,490
Gas Utilities	197,200	—	—	197,200
Health Care Equipment & Supplies	1,859,208	—	—	1,859,208
Health Care Providers & Services	729,029	—	—	729,029
Health Care Technology	282,278	—	—	282,278
Hotels, Restaurants & Leisure	1,292,204	—	—	1,292,204
Household Products	3,294,848	—	—	3,294,848
Industrial Conglomerates	1,992,394	—	—	1,992,394
Insurance	12,185,190	—	—	12,185,190
IT Services	4,591,275	—	—	4,591,275
Machinery	431,151	—	—	431,151
Media	497,989	—	—	497,989
Multi-Utilities	2,899,096	—	—	2,899,096
Oil, Gas & Consumable Fuels	1,177,714	—	—	1,177,714
Pharmaceuticals	3,115,206	—	—	3,115,206
Professional Services	2,084,821	—	—	2,084,821
Semiconductors & Semiconductor Equipment.	2,101,805	—	—	2,101,805
Software	3,709,242	—	—	3,709,242
Specialty Retail	1,920,115	—	—	1,920,115
Trading Companies & Distributors.	551,361	—	—	551,361
Short-Term Investment	171,480	—	—	171,480

TOTAL INVESTMENTS	$75,940,303	$—	$—	$75,940,303

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	251,709	$251,709	779,548	1,031,257	—	$—	$238	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	990,634	819,154	171,480	171,480	212	—
State Street Navigator Securities Lending Government Money Market Portfolio*	10,392,456	10,392,456	55,637,914	66,030,370	—	—	4,104	—

TOTAL		$10,644,165				$171,480	$4,554	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE — 1.2%
Cubic Corp. (a)	7,150	$342,842
Curtiss-Wright Corp.	3,451	339,440
Moog, Inc. Class A (b)	4,838	317,760
National Presto Industries, Inc. (b)	6,100	649,040
Teledyne Technologies, Inc. (b)	4,289	527,547
Wesco Aircraft Holdings, Inc. (b)	12,304	183,945

		2,360,574

AIR FREIGHT & LOGISTICS — 0.3%
Forward Air Corp.	6,149	291,340
Hub Group, Inc. Class A (b)	6,520	285,250

		576,590

AUTO COMPONENTS — 0.9%
Cooper-Standard Holdings, Inc. (b)	3,786	391,397
Dorman Products, Inc. (a) (b)	4,102	299,692
Fox Factory Holding Corp. (a) (b)	15,038	417,304
LCI Industries	3,873	417,316
Superior Industries International, Inc. (a)	10,410	274,304

		1,800,013

BANKS — 28.7%
1st Source Corp. (a)	14,091	629,304
American National Bankshares, Inc.	8,202	285,430
Ameris Bancorp (a)	21,429	934,304
Arrow Financial Corp. (a)	13,881	562,180
BancFirst Corp. (a)	11,568	1,076,402
BancorpSouth, Inc.	199	6,179
Bank of Marin Bancorp	8,097	564,766
Berkshire Hills Bancorp, Inc.	25,703	947,156
BNC Bancorp	4,407	140,583
Bridge Bancorp, Inc. (a)	16,510	625,729
Brookline Bancorp, Inc. (a)	110,683	1,815,201
Bryn Mawr Bank Corp.	22,293	939,650
Camden National Corp. (a)	16,089	715,156
Capital Bank Financial Corp. Class A	16,615	652,139
Cardinal Financial Corp.	951	31,183
Central Pacific Financial Corp.	585	18,381
Chemical Financial Corp.	546	29,577
Citizens & Northern Corp. (a)	14,302	374,712
City Holding Co. (a)	9,145	618,202
CNB Financial Corp.	17,561	469,581
Codorus Valley Bancorp, Inc.	7,466	213,528
Columbia Banking System, Inc. (a)	9,368	418,562
Community Bank System, Inc. (a)	4,832	298,569
Community Trust Bancorp, Inc.	19,454	964,918
ConnectOne Bancorp, Inc.	36,700	952,365
CVB Financial Corp. (a)	259	5,939
Enterprise Financial Services Corp.	15,210	654,030
Farmers National Banc Corp.	28,611	406,276
Financial Institutions, Inc.	17,351	593,404
First Bancorp, Inc. (a)	10,095	334,144
First Busey Corp.	27,250	838,755
First Commonwealth Financial Corp. (a)	100,801	1,429,358
First Connecticut Bancorp, Inc.	14,932	338,210
First Financial Bancorp	40,953	1,165,113
First Financial Corp.	27,990	1,477,872
First Merchants Corp.	38,232	1,439,435
First Midwest Bancorp, Inc.	1,171	29,544

First of Long Island Corp. (a)	25,027	714,521
Flushing Financial Corp.	22,399	658,307
FNB Corp. (a)	11,717	187,824
German American Bancorp, Inc. (a)	14,617	769,000
Glacier Bancorp, Inc.	5,178	187,599
Hancock Holding Co.	2,109	90,898
Heritage Financial Corp. (a)	41,747	1,074,985
HomeTrust Bancshares, Inc. (b)	29,444	762,600
Independent Bank Corp. (c)	39,644	2,792,920
Independent Bank Corp. (c)	42,963	932,297
Investors Bancorp, Inc.	6,187	86,309
Lakeland Financial Corp. (a)	15,621	739,811
MidWestOne Financial Group, Inc.	11,883	446,801
National Bank Holdings Corp. Class A	36,595	1,167,015
National Bankshares, Inc.	3,890	169,020
NBT Bancorp, Inc. (a)	10,492	439,405
Northrim BanCorp, Inc.	10,095	319,002
Old Line Bancshares, Inc.	11,042	264,787
Old National Bancorp	425	7,714
Park National Corp.	6,836	817,996
Pinnacle Financial Partners, Inc. (a)	3,823	264,934
QCR Holdings, Inc.	19,034	824,172
Renasant Corp.	8,377	353,677
Sandy Spring Bancorp, Inc.	16,194	647,598
ServisFirst Bancshares, Inc.	4,049	151,595
South State Corp.	4,879	426,425
Southside Bancshares, Inc.	17,036	641,746
State Bank Financial Corp.	21,978	590,329
Sterling Bancorp (a)	18,535	433,719
Stock Yards Bancorp, Inc. (a)	24,922	1,170,088
Stonegate Bank	24,490	1,021,968
Tompkins Financial Corp. (a)	10,410	984,161
Towne Bank (a)	36,142	1,201,721
TriCo Bancshares	16,939	578,975
Trustmark Corp. (a)	82,383	2,936,954
Umpqua Holdings Corp.	79	1,484
Union Bankshares Corp.	14,149	505,685
United Bankshares, Inc.	822	38,017
United Community Banks, Inc.	8,718	258,227
Univest Corp. of Pennsylvania (a)	36,385	1,124,296
Valley National Bancorp (a)	1,518	17,670
Washington Trust Bancorp, Inc.	11,778	660,157
WashingtonFirst Bankshares, Inc.	16,172	468,826
Webster Financial Corp. (a)	206	11,182
WesBanco, Inc. (a)	13,460	579,588
Westamerica Bancorporation (a)	36,115	2,272,717
Wintrust Financial Corp.	15,841	1,149,581

		54,940,140

BEVERAGES — 0.2%
Coca-Cola Bottling Co. Consolidated (a)	1,892	338,384

BIOTECHNOLOGY — 0.2%
Emergent BioSolutions, Inc. (b)	2,524	82,888
Genomic Health, Inc. (b)	3,996	117,443
PDL BioPharma, Inc.	69,825	148,029

		348,360

BUILDING PRODUCTS — 0.5%
CSW Industrials, Inc. (b)	7,641	281,571
Griffon Corp.	15,879	416,030

See accompanying notes to financial statements.

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Masonite International Corp. (b)	2,208	$145,286
Simpson Manufacturing Co., Inc. (a)	4,087	178,806

		1,021,693

CAPITAL MARKETS — 0.1%
Evercore Partners, Inc. Class A	2,043	140,354

CHEMICALS — 1.7%
Balchem Corp. (a)	4,206	352,967
Calgon Carbon Corp.	23,976	407,592
Chemtura Corp. (b)	2,918	96,878
Hawkins, Inc.	9,254	499,253
HB Fuller Co. (a)	12,685	612,812
PolyOne Corp.	5,888	188,652
Quaker Chemical Corp. (a)	1,998	255,624
Sensient Technologies Corp.	3,474	272,987
Stepan Co. (a)	4,522	368,453
Trecora Resources (b)	9,630	133,375

		3,188,593

COMMERCIAL SERVICES & SUPPLIES — 3.3%
ABM Industries, Inc. (a)	880	35,939
Brady Corp. Class A	11,357	426,455
Covanta Holding Corp.	25,448	396,989
Deluxe Corp.	319	22,844
Ennis, Inc.	19,875	344,831
G&K Services, Inc. Class A	193	18,615
Healthcare Services Group, Inc.	16,983	665,224
Herman Miller, Inc. (a)	5,059	173,018
Knoll, Inc.	11,462	320,134
Matthews International Corp. Class A (a)	10,390	798,471
McGrath RentCorp	14,617	572,840
MSA Safety, Inc. (a)	3,786	262,483
SP Plus Corp. (b)	16,510	464,757
Tetra Tech, Inc.	10,516	453,765
UniFirst Corp.	4,838	694,979
Viad Corp.	10,200	449,820
West Corp.	10,306	255,177

		6,356,341

COMMUNICATIONS EQUIPMENT — 0.9%
ADTRAN, Inc.	10,516	235,032
Digi International, Inc. (b)	20,085	276,169
EchoStar Corp. Class A (b)	4,312	221,594
Ituran Location and Control, Ltd.	12,934	342,751
Plantronics, Inc.	8,518	466,446
Radware, Ltd. (b)	17,561	256,039

		1,798,031

CONSTRUCTION & ENGINEERING — 0.1%
EMCOR Group, Inc.	2,935	207,681

CONTAINERS & PACKAGING — 0.2%
Greif, Inc. Class A (a)	6,310	323,766

DISTRIBUTORS — 0.4%
Core-Mark Holding Co., Inc. (a)	7,572	326,126
Weyco Group, Inc. (a)	11,357	355,474

		681,600

DIVERSIFIED CONSUMER SERVICES — 0.5%
Graham Holdings Co. Class B	946	484,305
Grand Canyon Education, Inc. (b)	5,048	295,056

Regis Corp. (b)	17,772	258,049

		1,037,410

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
ATN International, Inc. (a)	5,994	480,299
Cogent Communications Holdings, Inc. (a)	8,097	334,811
Consolidated Communications Holdings, Inc.	14,932	400,924
General Communication, Inc. Class A (b)	10,410	202,475
Hawaiian Telcom Holdco, Inc. (b)	7,676	190,211

		1,608,720

ELECTRIC UTILITIES — 1.7%
ALLETE, Inc. (a)	12,283	788,446
El Paso Electric Co. (a)	17,351	806,821
IDACORP, Inc. (a)	76	6,122
MGE Energy, Inc. (a)	15,143	988,838
Otter Tail Corp. (a)	17,351	707,921

		3,298,148

ELECTRICAL EQUIPMENT — 0.4%
AZZ, Inc. (a)	3,576	228,506
EnerSys	3,050	238,205
Regal Beloit Corp.	2,524	174,787
Thermon Group Holdings, Inc. (b)	10,831	206,764

		848,262

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.2%
Agilysys, Inc. (a) (b)	12,072	125,066
Badger Meter, Inc. (a)	11,252	415,761
Benchmark Electronics, Inc. (b)	16,300	497,150
Coherent, Inc. (b)	2,208	303,346
CTS Corp.	16,720	374,528
Dolby Laboratories, Inc. Class A	5,784	261,379
ePlus, Inc. (b)	3,470	399,744
Littelfuse, Inc. (a)	2,208	335,108
Orbotech, Ltd. (b)	10,831	361,864
Plexus Corp. (b)	4,102	221,672
ScanSource, Inc. (b)	6,414	258,805
Tech Data Corp. (a) (b)	4,102	347,357
Vishay Precision Group, Inc. (b)	14,662	277,112

		4,178,892

ENERGY EQUIPMENT & SERVICES — 1.6%
Dril-Quip, Inc. (b)	4,312	258,936
Ensco PLC Class A	9,044	87,908
Era Group, Inc. (b)	29,865	506,809
Forum Energy Technologies, Inc. (b)	6,940	152,680
Matrix Service Co. (b)	7,046	159,944
Natural Gas Services Group, Inc. (b)	9,464	304,268
Newpark Resources, Inc. (a) (b)	21,137	158,527
Noble Corp. PLC	11,672	69,098
Oil States International, Inc. (a) (b)	3,680	143,520
Patterson-UTI Energy, Inc. (a)	4,942	133,039
PHI, Inc. NVDR (b)	11,252	202,761
Rowan Cos. PLC Class A (a)	9,570	180,777
SEACOR Holdings, Inc. (a) (b)	7,782	554,701
Superior Energy Services, Inc.	6,204	104,723

		3,017,691

See accompanying notes to financial statements.

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

FOOD PRODUCTS — 2.2%
B&G Foods, Inc. (a)	7,361	$322,412
Cal-Maine Foods, Inc. (a)	4,942	218,313
Calavo Growers, Inc. (a)	4,102	251,863
Fresh Del Monte Produce, Inc.	13,670	828,812
J&J Snack Foods Corp. (a)	7,361	982,178
Sanderson Farms, Inc. (a)	3,365	317,117
Seneca Foods Corp. Class A (b)	7,572	303,259
Tootsie Roll Industries, Inc. (a)	22,714	902,881

		4,126,835

GAS UTILITIES — 0.5%
Northwest Natural Gas Co. (a)	15,668	936,946

HEALTH CARE EQUIPMENT & SUPPLIES — 4.4%
Abaxis, Inc.	5,363	283,006
Analogic Corp. (a)	4,838	401,312
AngioDynamics, Inc. (b)	18,087	305,128
AtriCure, Inc. (a) (b)	8,097	158,458
CONMED Corp. (a)	7,046	311,222
CryoLife, Inc. (a)	19,034	364,501
Cynosure, Inc. Class A (a) (b)	3,365	153,444
Exactech, Inc. (b)	16,404	447,829
Globus Medical, Inc. Class A (a) (b)	7,886	195,652
Haemonetics Corp. (b)	12,724	511,505
ICU Medical, Inc. (a) (b)	3,890	573,192
Insulet Corp. (b)	3,680	138,662
Integra LifeSciences Holdings Corp. (b)	7,150	613,398
LeMaitre Vascular, Inc.	17,246	437,014
LivaNova PLC (b)	4,838	217,565
Masimo Corp. (b)	6,836	460,746
Meridian Bioscience, Inc.	17,772	314,564
Merit Medical Systems, Inc. (b)	7,886	208,979
Natus Medical, Inc. (b)	4,416	153,677
Neogen Corp. (b)	4,312	284,592
NxStage Medical, Inc. (b)	8,728	228,761
Orthofix International NV (b)	7,256	262,522
Quidel Corp. (b)	9,885	211,737
Surmodics, Inc. (b)	10,621	269,773
Syneron Medical, Ltd. (b)	25,553	214,645
Utah Medical Products, Inc.	1,556	113,199
Vascular Solutions, Inc. (b)	8,938	501,422

		8,336,505

HEALTH CARE PROVIDERS & SERVICES — 2.3%
Air Methods Corp. (b)	4,206	133,961
Almost Family, Inc. (b)	5,994	264,335
Capital Senior Living Corp. (b)	10,831	173,838
Chemed Corp.	3,470	556,623
CorVel Corp. (b)	8,202	300,193
Ensign Group, Inc. (a)	14,302	317,647
LHC Group, Inc. (b)	6,730	307,561
Magellan Health, Inc. (b)	7,150	538,038
National HealthCare Corp.	10,194	772,603
Select Medical Holdings Corp. (b)	9,780	129,585
Triple-S Management Corp. Class B (b)	9,570	198,099
Universal American Corp. (a) (b)	24,081	239,606
US Physical Therapy, Inc. (a)	6,625	465,075

		4,397,164

HEALTH CARE TECHNOLOGY — 0.5%
Allscripts Healthcare Solutions, Inc. (b)	14,932	152,456
Computer Programs & Systems, Inc.	6,520	153,872
HealthStream, Inc. (a) (b)	6,625	165,956
Omnicell, Inc. (b)	11,672	395,681

		867,965

HOTELS, RESTAURANTS & LEISURE — 3.5%
Bob Evans Farms, Inc. (a)	6,836	363,744
Brinker International, Inc. (a)	9,780	484,403
Cheesecake Factory, Inc. (a)	11,162	668,381
Churchill Downs, Inc. (a)	7,123	1,071,655
Denny’s Corp. (b)	41,853	536,974
DineEquity, Inc. (a)	3,365	259,105
Hyatt Hotels Corp. Class A (b)	6,100	337,086
International Speedway Corp. Class A	13,250	487,600
Jack in the Box, Inc.	4,416	493,002
Marcus Corp.	21,873	688,999
Marriott Vacations Worldwide Corp. (a)	3,154	267,617
Papa John’s International, Inc. (a)	4,732	404,965
Penn National Gaming, Inc. (b)	11,988	165,315
Popeyes Louisiana Kitchen, Inc. (a) (b)	5,048	305,303
Ruth’s Hospitality Group, Inc.	14,091	257,865

		6,792,014

HOUSEHOLD DURABLES — 0.3%
CSS Industries, Inc.	13,040	352,993
MDC Holdings, Inc.	4,434	113,776
TRI Pointe Group, Inc. (b)	9,990	114,685

		581,454

HOUSEHOLD PRODUCTS — 0.4%
Orchids Paper Products Co. (a)	11,252	294,577
WD-40 Co.	4,685	547,677

		842,254

INSURANCE — 6.1%
Argo Group International Holdings, Ltd.	12,934	852,351
Baldwin & Lyons, Inc. Class B	11,778	296,806
Donegal Group, Inc. Class A	18,318	320,199
Enstar Group, Ltd. (b)	2,944	582,029
Greenlight Capital Re, Ltd. Class A (a) (b)	119,294	2,719,903
Infinity Property & Casualty Corp.	8,308	730,273
Navigators Group, Inc.	10,977	1,292,542
OneBeacon Insurance Group, Ltd. Class A	40,801	654,856
Primerica, Inc. (a)	18,576	1,284,530
ProAssurance Corp. (a)	23,555	1,323,791
Safety Insurance Group, Inc.	14,617	1,077,273
Selective Insurance Group, Inc. (a)	47	2,023
Third Point Reinsurance, Ltd. (b)	41,748	482,189

		11,618,765

INTERNET & CATALOG RETAIL — 0.2%
HSN, Inc.	6,625	227,238
PetMed Express, Inc.	8,232	189,912

		417,150

INTERNET SOFTWARE & SERVICES — 0.4%
Cornerstone OnDemand, Inc. (a) (b)	4,312	182,441
NIC, Inc.	15,143	361,918

See accompanying notes to financial statements.

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

SPS Commerce, Inc. (a) (b)	4,206	$293,957

		838,316

IT SERVICES — 1.9%
CACI International, Inc. Class A (b)	2,208	274,454
Cardtronics PLC Class A (a) (b)	7,361	401,690
Cass Information Systems, Inc.	5,678	417,730
Convergys Corp. (a)	13,142	322,768
CSG Systems International, Inc.	6,836	330,862
EVERTEC, Inc.	23,029	408,765
Forrester Research, Inc.	11,558	496,416
InterXion Holding NV (b)	7,150	250,751
ManTech International Corp. Class A	9,359	395,418
Sykes Enterprises, Inc. (b)	11,883	342,943

		3,641,797

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Callaway Golf Co.	11,264	123,453

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Luminex Corp. (a) (b)	11,146	225,484

MACHINERY — 4.1%
Actuant Corp. Class A	5,994	155,544
Astec Industries, Inc.	4,102	276,721
Barnes Group, Inc.	5,384	255,309
Briggs & Stratton Corp. (a)	9,780	217,703
CLARCOR, Inc.	23,488	1,937,055
Douglas Dynamics, Inc. (a)	9,990	336,163
ESCO Technologies, Inc. (a)	29,169	1,652,424
Franklin Electric Co., Inc. (a)	5,258	204,536
Gorman-Rupp Co. (a)	9,148	283,131
Hillenbrand, Inc.	26,590	1,019,726
John Bean Technologies Corp.	3,680	316,296
Lindsay Corp.	3,680	274,565
Mueller Industries, Inc.	6,730	268,931
RBC Bearings, Inc. (a) (b)	2,734	253,743
Tennant Co.	4,206	299,467
Watts Water Technologies, Inc. Class A	2,524	164,565

		7,915,879

MEDIA — 1.8%
John Wiley & Sons, Inc. Class A	10,936	596,012
Loral Space & Communications, Inc. (b)	10,306	423,061
Manchester United PLC Class A (a)	22,714	323,675
Meredith Corp.	5,784	342,124
MSG Networks, Inc. Class A (b)	20,611	443,136
National CineMedia, Inc.	22,337	329,024
Regal Entertainment Group Class A (a)	18,192	374,755
Scholastic Corp.	11,883	564,324

		3,396,111

METALS & MINING — 0.7%
Commercial Metals Co.	10,621	231,326
Compass Minerals International, Inc. (a)	7,361	576,734
Kaiser Aluminum Corp.	6,310	490,224

		1,298,284

MULTI-UTILITIES — 1.1%
Avista Corp.	26,958	1,078,051
Unitil Corp.	23,660	1,072,744

		2,150,795

OIL, GAS & CONSUMABLE FUELS — 0.3%
Panhandle Oil and Gas, Inc. Class A	7,703	181,406
Par Pacific Holdings, Inc. (b)	9,044	131,500
SemGroup Corp. Class A	4,838	201,986
Western Refining, Inc.	3,680	139,288

		654,180

PAPER & FOREST PRODUCTS — 1.1%
Clearwater Paper Corp. (b)	5,784	379,141
Deltic Timber Corp. (a)	7,150	551,051
Domtar Corp.	3,576	139,571
Louisiana-Pacific Corp. (b)	3,421	64,760
Neenah Paper, Inc.	3,665	312,258
PH Glatfelter Co. (a)	11,778	281,376
Schweitzer-Mauduit International, Inc.	8,623	392,605

		2,120,762

PERSONAL PRODUCTS — 0.2%
Nutraceutical International Corp.	12,093	422,650

PHARMACEUTICALS — 0.2%
Impax Laboratories, Inc. (b)	4,312	57,134
Medicines Co. (a) (b)	3,890	132,027
Prestige Brands Holdings, Inc. (b)	3,470	180,787

		369,948

PROFESSIONAL SERVICES — 1.1%
CBIZ, Inc. (b)	60,980	835,426
Exponent, Inc.	8,582	517,495
Franklin Covey Co. (b)	10,976	221,167
Huron Consulting Group, Inc. (b)	3,576	181,124
Resources Connection, Inc.	16,825	323,881

		2,079,093

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.2%
Capstead Mortgage Corp.	501	5,105
Colony Capital, Inc. Class A (a)	3,739	75,715
DiamondRock Hospitality Co. (a)	1,509	17,399
EastGroup Properties, Inc. (a)	90	6,646
Gladstone Commercial Corp.	836	16,803
Government Properties Income Trust REIT (a)	4,641	88,481
Hudson Pacific Properties, Inc. REIT	82	2,852
LaSalle Hotel Properties (a)	166	5,058
Lexington Realty Trust REIT	273	2,948
Pebblebrook Hotel Trust (a)	217	6,456
Potlatch Corp. REIT (a)	81	3,374
Select Income REIT	117	2,948
Silver Bay Realty Trust Corp. REIT	3,929	67,343
Summit Hotel Properties, Inc. REIT	584	9,361
Sunstone Hotel Investors, Inc. REIT	5,012	76,433
Whitestone REIT (a)	26	374

		387,296

ROAD & RAIL — 1.3%
Heartland Express, Inc. (a)	24,607	500,999
Knight Transportation, Inc. (a)	12,724	420,528
Landstar System, Inc.	8,518	726,585
Marten Transport, Ltd.	18,613	433,683
Werner Enterprises, Inc.	16,404	442,088

		2,523,883

See accompanying notes to financial statements.

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Brooks Automation, Inc.	13,355	$227,970
Cabot Microelectronics Corp.	6,730	425,134
Cohu, Inc.	20,506	285,033
Diodes, Inc. (b)	10,726	275,336
DSP Group, Inc. (b)	31,577	412,080
Entegris, Inc. (b)	9,885	176,942
Exar Corp. (b)	34,387	370,692
Microsemi Corp. (a) (b)	4,280	230,992
MKS Instruments, Inc.	18,848	1,119,571
Monolithic Power Systems, Inc. (a)	1,682	137,806
NVE Corp.	6,100	435,723
Power Integrations, Inc. (a)	2,944	199,750
Semtech Corp. (b)	8,202	258,773
Silicon Laboratories, Inc. (a) (b)	3,576	232,440
Tessera Holding Corp.	6,310	278,902

		5,067,144

SOFTWARE — 1.4%
ACI Worldwide, Inc. (a) (b)	11,816	214,461
American Software, Inc. Class A	34,913	360,651
Bottomline Technologies de, Inc. (b)	7,676	192,054
CommVault Systems, Inc. (b)	3,365	172,961
Covisint Corp. (b)	16	30
Magic Software Enterprises, Ltd.	2,724	18,115
Mentor Graphics Corp.	10,306	380,188
MicroStrategy, Inc. Class A (a) (b)	630	124,362
Monotype Imaging Holdings, Inc.	9,044	179,523
Progress Software Corp.	13,881	443,220
Seachange International, Inc. (b)	34,702	79,815
Verint Systems, Inc. (b)	9,148	322,467
Zix Corp. (b)	43,905	216,891

		2,704,738

SPECIALTY RETAIL — 1.4%
Buckle, Inc.	10,516	239,765
Cato Corp. Class A	11,778	354,282
Children’s Place, Inc. (a)	2,944	297,197
Finish Line, Inc. Class A (a)	11,778	221,544
Genesco, Inc. (b)	4,102	254,734
Hibbett Sports, Inc. (a) (b)	9,780	364,794
Monro Muffler Brake, Inc. (a)	5,678	324,782
Murphy USA, Inc. (b)	4,838	297,392
Vitamin Shoppe, Inc. (b)	9,359	222,276

		2,576,766

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Diebold Nixdorf, Inc. (a)	8,623	216,869
Electronics For Imaging, Inc. (a) (b)	505	22,149

		239,018

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Culp, Inc.	13,881	515,679
Steven Madden, Ltd. (b)	6,730	240,597
Superior Uniform Group, Inc.	4,500	88,290
Wolverine World Wide, Inc.	14,406	316,212

		1,160,778

THRIFTS & MORTGAGE FINANCE — 10.4%
Beneficial Bancorp, Inc.	47,847	880,385
BSB Bancorp, Inc. (b)	14,091	407,934
Capitol Federal Financial, Inc.	225,727	3,715,466
Charter Financial Corp.	20,295	338,318
Clifton Bancorp, Inc.	25,027	423,457
Dime Community Bancshares, Inc.	35,543	714,414
First Defiance Financial Corp.	14,932	757,650
Kearny Financial Corp.	96,841	1,505,878
Meridian Bancorp, Inc.	51,422	971,876
Northfield Bancorp, Inc. (a)	70,227	1,402,433
Northwest Bancshares, Inc. (a)	94,758	1,708,487
OceanFirst Financial Corp. (a)	31,232	937,897
Oritani Financial Corp.	84,354	1,581,638
Provident Financial Services, Inc. (a)	26,377	746,469
SI Financial Group, Inc.	12,093	186,232
Southern Missouri Bancorp, Inc.	6,100	215,818
Territorial Bancorp, Inc.	10,936	359,138
TrustCo Bank Corp. NY (a)	73,660	644,525
United Financial Bancorp, Inc.	55,313	1,004,484
Washington Federal, Inc.	14,932	512,914
Waterstone Financial, Inc.	49,968	919,411

		19,934,824

TOBACCO — 0.2%
Universal Corp. (a)	6,310	402,262

TRADING COMPANIES & DISTRIBUTORS — 1.4%
Aircastle, Ltd.	7,782	162,255
Applied Industrial Technologies, Inc. (a)	21,662	1,286,723
Beacon Roofing Supply, Inc. (b)	3,154	145,305
GATX Corp. (a)	5,468	336,719
Kaman Corp. (a)	10,778	527,368
MRC Global, Inc. (b)	6,625	134,222

		2,592,592

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Spok Holdings, Inc.	20,821	432,036
United States Cellular Corp. (b)	8,518	372,407

		804,443

TOTAL COMMON STOCKS (Cost $178,669,490)		190,618,791

SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (d) (e)	748,534	748,534
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	2,841,162	2,841,162

TOTAL SHORT-TERM INVESTMENTS (Cost $3,589,696)		3,589,696

TOTAL INVESTMENTS — 101.3% (Cost $182,259,186)		194,208,487
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(2,563,644)

NET ASSETS — 100.0%		$191,644,843

See accompanying notes to financial statements.

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2016.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$2,360,574	$—	$—	$2,360,574
Air Freight & Logistics	576,590	—	—	576,590
Auto Components	1,800,013	—	—	1,800,013
Banks	54,940,140	—	—	54,940,140
Beverages	338,384	—	—	338,384
Biotechnology	348,360	—	—	348,360
Building Products	1,021,693	—	—	1,021,693
Capital Markets	140,354	—	—	140,354
Chemicals	3,188,593	—	—	3,188,593
Commercial Services & Supplies	6,356,341	—	—	6,356,341
Communications Equipment	1,798,031	—	—	1,798,031
Construction & Engineering	207,681	—	—	207,681
Containers & Packaging	323,766	—	—	323,766
Distributors	681,600	—	—	681,600
Diversified Consumer Services	1,037,410	—	—	1,037,410
Diversified Telecommunication Services	1,608,720	—	—	1,608,720
Electric Utilities	3,298,148	—	—	3,298,148
Electrical Equipment	848,262	—	—	848,262
Electronic Equipment, Instruments & Components	4,178,892	—	—	4,178,892
Energy Equipment & Services	3,017,691	—	—	3,017,691
Food Products	4,126,835	—	—	4,126,835
Gas Utilities	936,946	—	—	936,946
Health Care Equipment & Supplies	8,336,505	—	—	8,336,505
Health Care Providers & Services	4,397,164	—	—	4,397,164
Health Care Technology	867,965	—	—	867,965
Hotels, Restaurants & Leisure	6,792,014	—	—	6,792,014
Household Durables	581,454	—	—	581,454
Household Products	842,254	—	—	842,254
Insurance	11,618,765	—	—	11,618,765
Internet & Catalog Retail	417,150	—	—	417,150
Internet Software & Services	838,316	—	—	838,316
IT Services	3,641,797	—	—	3,641,797
Leisure Equipment & Products	123,453	—	—	123,453
Life Sciences Tools & Services	225,484	—	—	225,484
Machinery	7,915,879	—	—	7,915,879
Media	3,396,111	—	—	3,396,111
Metals & Mining	1,298,284	—	—	1,298,284
Multi-Utilities	2,150,795	—	—	2,150,795
Oil, Gas & Consumable Fuels	654,180	—	—	654,180
Paper & Forest Products	2,120,762	—	—	2,120,762
Personal Products	422,650	—	—	422,650
Pharmaceuticals	369,948	—	—	369,948
Professional Services	2,079,093	—	—	2,079,093

See accompanying notes to financial statements.

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Real Estate Investment Trusts (REITs)	$387,296	$—	$—	$387,296
Road & Rail	2,523,883	—	—	2,523,883
Semiconductors & Semiconductor Equipment	5,067,144	—	—	5,067,144
Software	2,704,738	—	—	2,704,738
Specialty Retail	2,576,766	—	—	2,576,766
Technology Hardware, Storage & Peripherals	239,018	—	—	239,018
Textiles, Apparel & Luxury Goods	1,160,778	—	—	1,160,778
Thrifts & Mortgage Finance	19,934,824	—	—	19,934,824
Tobacco	402,262	—	—	402,262
Trading Companies & Distributors	2,592,592	—	—	2,592,592
Wireless Telecommunication Services	804,443	—	—	804,443
Short-Term Investments	3,589,696	—	—	3,589,696

TOTAL INVESTMENTS	$194,208,487	$—	$—	$194,208,487

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	233,332	$233,332	1,326,344	1,559,676	—	$—	$278	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	5,281,560	4,533,026	748,534	748,534	457	—
State Street Navigator Securities Lending Government Money Market Portfolio*	10,483,308	10,483,308	34,974,212	42,616,358	2,841,162	2,841,162	12,926	—

TOTAL		$10,716,640				$3,589,696	$13,661	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.9%
Arconic, Inc.	259	$4,802
B/E Aerospace, Inc.	11	662
Boeing Co.	747	116,293
General Dynamics Corp.	345	59,568
Huntington Ingalls Industries, Inc.	46	8,473
L3 Technologies, Inc. (a)	24	3,650
Lockheed Martin Corp.	107	26,743
Northrop Grumman Corp.	236	54,889
Raytheon Co.	468	66,456
Rockwell Collins, Inc.	134	12,430
Textron, Inc.	90	4,370
TransDigm Group, Inc.	3	747
United Technologies Corp.	193	21,157

		380,240

AIR FREIGHT & LOGISTICS — 1.1%
C.H. Robinson Worldwide, Inc.	390	28,571
Expeditors International of Washington, Inc.	581	30,770
FedEx Corp.	62	11,544
United Parcel Service, Inc. Class B	617	70,733

		141,618

AIRLINES — 0.2%
American Airlines Group, Inc.	65	3,035
Delta Air Lines, Inc.	99	4,870
Southwest Airlines Co.	175	8,722
United Continental Holdings, Inc. (a)	46	3,352

		19,979

AUTO COMPONENTS — 0.3%
Autoliv, Inc.	26	2,942
BorgWarner, Inc.	60	2,366
Delphi Automotive PLC	326	21,956
Goodyear Tire & Rubber Co.	186	5,742
Lear Corp.	31	4,104

		37,110

AUTOMOBILES — 0.5%
Ford Motor Co.	2,623	31,817
General Motors Co.	936	32,610
Harley-Davidson, Inc.	43	2,509

		66,936

BANKS — 4.5%
Bank of America Corp.	4,652	102,809
BB&T Corp.	278	13,072
CIT Group, Inc.	139	5,933
Citigroup, Inc.	1,637	97,287
Citizens Financial Group, Inc.	248	8,836
Comerica, Inc.	60	4,087
Fifth Third Bancorp	337	9,089
First Republic Bank	26	2,396
Huntington Bancshares, Inc.	333	4,402
JPMorgan Chase & Co.	1,453	125,379
KeyCorp	372	6,796
M&T Bank Corp.	45	7,039
People’s United Financial, Inc.	94	1,820
PNC Financial Services Group, Inc.	196	22,924
Regions Financial Corp.	564	8,099

Signature Bank (a)	9	1,352
SunTrust Banks, Inc.	205	11,244
US Bancorp	745	38,271
Wells Fargo & Co.	1,918	105,701

		576,536

BEVERAGES — 2.8%
Brown-Forman Corp. Class B	256	11,499
Coca-Cola Co.	1,710	70,896
Constellation Brands, Inc. Class A	132	20,237
Dr. Pepper Snapple Group, Inc.	504	45,698
Molson Coors Brewing Co. Class B	28	2,725
Monster Beverage Corp. (a)	335	14,854
PepsiCo, Inc.	1,901	198,902

		364,811

BIOTECHNOLOGY — 1.7%
AbbVie, Inc.	164	10,270
Alexion Pharmaceuticals, Inc. (a)	11	1,346
Alkermes PLC (a)	4	222
Amgen, Inc.	123	17,984
Biogen, Inc. (a)	216	61,253
BioMarin Pharmaceutical, Inc. (a)	3	249
Celgene Corp. (a)	38	4,398
Gilead Sciences, Inc.	1,579	113,072
Regeneron Pharmaceuticals, Inc. (a)	3	1,101
United Therapeutics Corp. (a)	55	7,889
Vertex Pharmaceuticals, Inc. (a)	4	295

		218,079

BUILDING PRODUCTS — 0.1%
AO Smith Corp.	142	6,724
Fortune Brands Home & Security, Inc.	17	909
Johnson Controls International PLC	113	4,654
Masco Corp.	36	1,138

		13,425

CAPITAL MARKETS — 1.6%
Affiliated Managers Group, Inc. (a)	6	872
Ameriprise Financial, Inc.	51	5,658
Bank of New York Mellon Corp.	315	14,925
BlackRock, Inc.	24	9,133
Charles Schwab Corp.	118	4,657
CME Group, Inc.	184	21,224
E*TRADE Financial Corp. (a)	56	1,940
Eaton Vance Corp.	126	5,277
Franklin Resources, Inc.	387	15,317
Goldman Sachs Group, Inc.	146	34,960
Intercontinental Exchange, Inc.	85	4,796
Invesco, Ltd.	121	3,671
Moody’s Corp.	16	1,508
Morgan Stanley	480	20,280
MSCI, Inc.	85	6,696
Nasdaq, Inc.	13	873
Northern Trust Corp.	56	4,987
Raymond James Financial, Inc.	19	1,316
S&P Global, Inc.	7	753
SEI Investments Co.	143	7,059
State Street Corp. (b)	121	9,404
T Rowe Price Group, Inc.	266	20,019

See accompanying notes to financial statements.

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

TD Ameritrade Holding Corp.	245	$10,682
Voya Financial, Inc.	168	6,589

		212,596

CHEMICALS — 1.7%
Air Products & Chemicals, Inc.	33	4,746
Albemarle Corp.	11	947
Ashland Global Holdings, Inc.	12	1,311
Axalta Coating Systems, Ltd. (a)	12	326
Celanese Corp. Series A	26	2,047
CF Industries Holdings, Inc.	123	3,872
Dow Chemical Co.	338	19,340
E.I. du Pont de Nemours & Co.	248	18,203
Eastman Chemical Co.	51	3,836
Ecolab, Inc.	149	17,466
FMC Corp.	15	848
International Flavors & Fragrances, Inc.	75	8,837
LyondellBasell Industries NV Class A	525	45,035
Monsanto Co.	163	17,149
Mosaic Co.	145	4,253
PPG Industries, Inc.	256	24,259
Praxair, Inc.	153	17,930
Sherwin-Williams Co.	105	28,218
Valspar Corp.	44	4,559
WR Grace & Co.	6	406

		223,588

COMMERCIAL SERVICES & SUPPLIES — 1.2%
Cintas Corp.	301	34,784
Republic Services, Inc. Class A	944	53,855
Stericycle, Inc. (a)	9	693
Waste Connectins, Inc.	84	6,602
Waste Management, Inc.	830	58,855

		154,789

COMMUNICATIONS EQUIPMENT — 0.8%
Cisco Systems, Inc.	2,062	62,314
F5 Networks, Inc. (a)	65	9,407
Harris Corp.	22	2,254
Juniper Networks, Inc.	60	1,695
Motorola Solutions, Inc.	274	22,712

		98,382

CONSTRUCTION & ENGINEERING — 0.0% (c)
Fluor Corp.	56	2,941
Jacobs Engineering Group, Inc. (a)	34	1,938

		4,879

CONSTRUCTION MATERIALS — 0.0% (c)
Martin Marietta Materials, Inc.	6	1,329
Vulcan Materials Co.	7	876

		2,205

CONSUMER FINANCE — 0.5%
Ally Financial, Inc.	246	4,679
American Express Co.	221	16,372
Capital One Financial Corp.	270	23,555
Discover Financial Services	125	9,011
Navient Corp.	217	3,565
Synchrony Financial	238	8,632

		65,814

CONTAINERS & PACKAGING — 0.2%
Avery Dennison Corp.	87	6,109
Ball Corp.	21	1,576
Crown Holdings, Inc. (a)	24	1,262
International Paper Co.	115	6,102
Packaging Corp. of America	16	1,357
Sealed Air Corp.	20	907
WestRock Co.	84	4,265

		21,578

DISTRIBUTORS — 0.2%
Genuine Parts Co.	221	21,114
LKQ Corp. (a)	36	1,104

		22,218

DIVERSIFIED CONSUMER SERVICES — 0.0% (c)
H&R Block, Inc.	44	1,012

DIVERSIFIED FINANCIAL SERVICES — 0.8%
Berkshire Hathaway, Inc. Class B (a)	627	102,188
Leucadia National Corp.	127	2,953

		105,141

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
AT&T, Inc.	3,482	148,090
CenturyLink, Inc.	295	7,015
Frontier Communications Corp.	687	2,322
Level 3 Communications, Inc. (a)	60	3,382
SBA Communications Corp. Class A (a)	80	8,261
Verizon Communications, Inc.	2,259	120,585
Zayo Group Holdings, Inc. (a)	235	7,722

		297,377

ELECTRIC UTILITIES — 2.6%
Alliant Energy Corp.	34	1,288
American Electric Power Co., Inc.	271	17,062
Duke Energy Corp.	911	70,712
Edison International	88	6,335
Entergy Corp.	75	5,510
Eversource Energy	211	11,653
Exelon Corp.	395	14,019
FirstEnergy Corp.	165	5,110
NextEra Energy, Inc.	333	39,780
OGE Energy Corp.	31	1,037
PG&E Corp.	559	33,970
Pinnacle West Capital Corp.	20	1,561
PPL Corp.	155	5,278
Southern Co.	1,315	64,685
Westar Energy, Inc.	284	16,003
Xcel Energy, Inc.	1,118	45,503

		339,506

ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	37	8,542
AMETEK, Inc.	28	1,361
Eaton Corp. PLC	136	9,124
Emerson Electric Co.	624	34,788
Rockwell Automation, Inc.	142	19,085
Sensata Technologies Holding NV (a)	17	662

		73,562

See accompanying notes to financial statements.

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	362	$24,326
Arrow Electronics, Inc. (a)	61	4,349
Avnet, Inc.	106	5,047
CDW Corp.	30	1,563
Corning, Inc.	323	7,839
Flex, Ltd. (a)	313	4,498
FLIR Systems, Inc.	27	977
TE Connectivity, Ltd.	379	26,257
Trimble, Inc. (a)	25	754

		75,610

ENERGY EQUIPMENT & SERVICES — 0.6%
Baker Hughes, Inc.	107	6,952
Core Laboratories NV	65	7,803
FMC Technologies, Inc. (a)	67	2,381
Halliburton Co.	183	9,898
Helmerich & Payne, Inc.	31	2,399
National Oilwell Varco, Inc.	219	8,199
Schlumberger, Ltd.	398	33,412
Weatherford International PLC (a)	343	1,712

		72,756

FOOD & STAPLES RETAILING — 1.9%
Costco Wholesale Corp.	536	85,819
CVS Health Corp.	442	34,878
Kroger Co.	389	13,424
Rite Aid Corp. (a)	566	4,664
Sysco Corp.	367	20,321
Wal-Mart Stores, Inc.	954	65,941
Walgreens Boots Alliance, Inc.	196	16,221
Whole Foods Market, Inc.	350	10,766

		252,034

FOOD PRODUCTS — 2.3%
Archer-Daniels-Midland Co.	312	14,243
Bunge, Ltd.	109	7,874
Campbell Soup Co.	600	36,282
ConAgra Foods, Inc.	255	10,085
General Mills, Inc.	1,394	86,107
Hershey Co.	203	20,996
Hormel Foods Corp.	518	18,032
Ingredion, Inc.	10	1,250
J.M. Smucker Co.	45	5,763
Kellogg Co.	484	35,676
Kraft Heinz Co.	74	6,462
McCormick & Co., Inc.	391	36,492
Mead Johnson Nutrition Co.	15	1,061
Mondelez International, Inc. Class A	318	14,097
Tyson Foods, Inc. Class A	86	5,304
WhiteWave Foods Co. (a)	16	890

		300,614

GAS UTILITIES — 0.0% (c)
Atmos Energy Corp.	16	1,186
UGI Corp.	31	1,429

		2,615

HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Abbott Laboratories	815	31,304
Align Technology, Inc. (a)	63	6,056

Baxter International, Inc.	554	24,564
Becton Dickinson and Co.	372	61,585
Boston Scientific Corp. (a)	866	18,732
C.R. Bard, Inc.	198	44,483
Cooper Cos., Inc.	70	12,245
Danaher Corp.	503	39,153
DENTSPLY SIRONA, Inc.	37	2,136
Edwards Lifesciences Corp. (a)	187	17,522
Hologic, Inc. (a)	220	8,826
IDEXX Laboratories, Inc. (a)	2	235
Intuitive Surgical, Inc. (a)	69	43,758
Medtronic PLC	748	53,280
ResMed, Inc.	237	14,706
St. Jude Medical, Inc.	65	5,212
Stryker Corp.	499	59,785
Varian Medical Systems, Inc. (a)	393	35,284
Zimmer Biomet Holdings, Inc.	94	9,701

		488,567

HEALTH CARE PROVIDERS & SERVICES — 2.9%
Aetna, Inc.	313	38,815
AmerisourceBergen Corp.	111	8,679
Anthem, Inc.	193	27,748
Cardinal Health, Inc.	184	13,243
Centene Corp. (a)	30	1,695
Cigna Corp.	183	24,410
DaVita, Inc. (a)	47	3,017
Envision Healthcare Corp. (a)	10	633
Express Scripts Holding Co. (a)	308	21,187
HCA Holdings, Inc. (a)	81	5,996
Henry Schein, Inc. (a)	185	28,066
Humana, Inc.	115	23,463
Laboratory Corp. of America Holdings (a)	176	22,595
McKesson Corp.	317	44,523
MEDNAX, Inc. (a)	12	800
Patterson Cos., Inc.	183	7,509
Quest Diagnostics, Inc.	151	13,877
UnitedHealth Group, Inc.	530	84,821
Universal Health Services, Inc. Class B	67	7,128

		378,205

HEALTH CARE TECHNOLOGY — 0.0% (c)
Cerner Corp. (a)	24	1,137

HOTELS, RESTAURANTS & LEISURE — 2.6%
Aramark	368	13,145
Carnival Corp.	63	3,280
Chipotle Mexican Grill, Inc. Class A (a)	31	11,697
Darden Restaurants, Inc.	160	11,635
Domino’s Pizza, Inc.	2	319
Hilton Worldwide Holdings, Inc.	70	1,904
Las Vegas Sands Corp.	67	3,579
Marriott International, Inc. Class A	31	2,563
McDonald’s Corp.	1,296	157,749
MGM Resorts International (a)	59	1,701
Norwegian Cruise Line Holdings, Ltd. (a)	14	595
Royal Caribbean Cruises, Ltd.	28	2,297
Starbucks Corp.	2,063	114,538
Wyndham Worldwide Corp.	17	1,298
Wynn Resorts, Ltd.	12	1,038
Yum! Brands, Inc.	52	3,293

		330,631

See accompanying notes to financial statements.

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

HOUSEHOLD DURABLES — 0.2%
D.R. Horton, Inc.	60	$1,640
Garmin, Ltd.	16	776
Harman International Industries, Inc.	10	1,112
Leggett & Platt, Inc.	130	6,354
Lennar Corp. Class A	39	1,674
Mohawk Industries, Inc. (a)	8	1,598
Newell Brands, Inc.	62	2,768
PulteGroup, Inc.	130	2,389
Toll Brothers, Inc. (a)	33	1,023
Whirlpool Corp.	26	4,726

		24,060

HOUSEHOLD PRODUCTS — 2.3%
Church & Dwight Co., Inc.	889	39,285
Clorox Co.	295	35,406
Colgate-Palmolive Co.	588	38,479
Kimberly-Clark Corp.	762	86,959
Procter & Gamble Co.	1,093	91,899

		292,028

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	398	4,625
Calpine Corp. (a)	127	1,451

		6,076

INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.	786	140,356
General Electric Co.	1,585	50,086
Honeywell International, Inc.	688	79,705
Roper Technologies, Inc.	9	1,648

		271,795

INSURANCE — 4.4%
Aflac, Inc.	145	10,092
Alleghany Corp. (a)	35	21,284
Allstate Corp.	491	36,393
American International Group, Inc.	519	33,896
Aon PLC	137	15,280
Arch Capital Group, Ltd. (a)	549	47,373
Arthur J Gallagher & Co.	24	1,247
Assurant, Inc.	18	1,671
Axis Capital Holdings, Ltd.	431	28,131
Chubb, Ltd.	473	62,493
Cincinnati Financial Corp.	148	11,211
Everest Re Group, Ltd.	149	32,244
FNF Group	253	8,592
Hartford Financial Services Group, Inc.	158	7,529
Lincoln National Corp.	91	6,031
Loews Corp.	122	5,713
Markel Corp. (a)	34	30,753
Marsh & McLennan Cos., Inc.	864	58,398
MetLife, Inc.	445	23,981
Principal Financial Group, Inc.	76	4,397
Progressive Corp.	239	8,485
Prudential Financial, Inc.	170	17,690
Reinsurance Group of America, Inc.	28	3,523
RenaissanceRe Holdings, Ltd.	193	26,290
Torchmark Corp.	26	1,918
Travelers Cos., Inc.	310	37,950

Unum Group.	109	4,788
Willis Towers Watson PLC	29	3,546
WR Berkley Corp.	296	19,687
XL Group, Ltd.	137	5,105

		575,691

INTERNET & CATALOG RETAIL — 0.7%
Amazon.com, Inc. (a)	16	11,998
Expedia, Inc.	20	2,266
Liberty Interactive Corp. QVC Group Class A (a)	148	2,957
Netflix, Inc. (a)	23	2,847
Priceline Group, Inc. (a)	45	65,973
TripAdvisor, Inc. (a)	15	695

		86,736

INTERNET SOFTWARE & SERVICES — 2.8%
Akamai Technologies, Inc. (a)	15	1,000
Alphabet, Inc. Class A (a)	193	152,943
Alphabet, Inc. Class C (a)	173	133,525
eBay, Inc. (a)	650	19,298
Facebook, Inc. Class A (a)	320	36,816
MercadoLibre, Inc.	40	6,246
Twitter, Inc. (a)	20	326
VeriSign, Inc. (a)	8	609
Yahoo!, Inc. (a)	234	9,049
Zillow Group, Inc. Class C (a)	9	328

		360,140

IT SERVICES — 8.3%
Accenture PLC Class A	1,242	145,476
Alliance Data Systems Corp.	8	1,828
Automatic Data Processing, Inc.	1,136	116,758
Broadridge Financial Solutions, Inc.	438	29,039
Cognizant Technology Solutions Corp. Class A (a)	77	4,314
Computer Sciences Corp.	41	2,436
Fidelity National Information Services, Inc.	378	28,592
Fiserv, Inc. (a)	615	65,362
FleetCor Technologies, Inc. (a)	6	849
Gartner, Inc. (a)	251	25,369
Global Payments, Inc.	10	694
International Business Machines Corp.	1,266	210,143
MasterCard, Inc. Class A	1,524	157,353
Paychex, Inc.	1,264	76,952
PayPal Holdings, Inc. (a)	132	5,210
Sabre Corp.	12	299
Total System Services, Inc.	18	883
Vantiv, Inc. Class A (a)	85	5,068
Visa, Inc. Class A	2,343	182,801
Western Union Co.	589	12,793
Xerox Corp.	545	4,758

		1,076,977

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	104	8,090
Mattel, Inc.	55	1,515
Polaris Industries, Inc.	83	6,839

		16,444

See accompanying notes to financial statements.

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	39	$1,777
Illumina, Inc. (a)	5	640
Mettler-Toledo International, Inc. (a)	33	13,812
Quintiles IMS Holdings, Inc. (a)	53	4,031
Thermo Fisher Scientific, Inc.	165	23,282
Waters Corp. (a)	139	18,680

		62,222

MACHINERY — 1.2%
AGCO Corp.	22	1,273
Caterpillar, Inc.	161	14,931
Cummins, Inc.	167	22,824
Deere & Co.	102	10,510
Dover Corp.	33	2,473
Flowserve Corp.	25	1,201
Fortive Corp.	349	18,717
Illinois Tool Works, Inc.	302	36,983
Ingersoll-Rand PLC	58	4,352
PACCAR, Inc.	107	6,837
Parker-Hannifin Corp.	29	4,060
Pentair PLC	25	1,402
Snap-on, Inc.	56	9,591
Stanley Black & Decker, Inc.	25	2,867
WABCO Holdings, Inc. (a)	58	6,157
Wabtec Corp.	92	7,638
Xylem, Inc.	22	1,089

		152,905

MEDIA — 2.8%
CBS Corp. Class B	418	26,593
Charter Communications, Inc. Class A (a)	129	37,142
Comcast Corp. Class A	848	58,554
Discovery Communications, Inc. Class A (a)	31	850
Discovery Communications, Inc. Class C (a)	57	1,526
DISH Network Corp. Class A (a)	51	2,954
Interpublic Group of Cos., Inc.	65	1,522
Liberty Broadband Corp. Class C (a)	2	148
Liberty Global PLC Class A (a)	45	1,377
Liberty Global PLC Series C (a)	108	3,208
Liberty Global PLC LiLAC Class C (a)	11	233
Liberty Media Corp.-Liberty SiriusXM Class A (a)	69	2,382
Liberty Media Corp.-Liberty SiriusXM Class C (a)	31	1,051
News Corp. Class A	137	1,570
Omnicom Group, Inc.	331	28,171
Scripps Networks Interactive, Inc. Class A	15	1,071
Sirius XM Holdings, Inc.	171	761
TEGNA, Inc.	53	1,134
Time Warner, Inc.	203	19,596
Twenty-First Century Fox, Inc. Class A	230	6,449
Twenty-First Century Fox, Inc. Class B	56	1,526
Viacom, Inc. Class B	202	7,090
Walt Disney Co.	1,554	161,958

		366,866

METALS & MINING — 0.4%
Freeport-McMoRan, Inc. (a)	308	4,062
Newmont Mining Corp.	1,124	38,295
Nucor Corp.	75	4,464

		46,821

MORTGAGE REAL ESTATE INVESTMENT — 0.2%
AGNC Investment Corp. REIT	1,569	28,446

MULTI-UTILITIES — 1.2%
Ameren Corp.	51	2,675
CenterPoint Energy, Inc.	64	1,577
CMS Energy Corp.	48	1,998
Consolidated Edison, Inc.	812	59,828
Dominion Resources, Inc.	555	42,507
DTE Energy Co.	50	4,925
NiSource, Inc.	61	1,351
Public Service Enterprise Group, Inc.	143	6,275
SCANA Corp.	25	1,832
Sempra Energy	54	5,435
WEC Energy Group, Inc.	478	28,035

		156,438

MULTILINE RETAIL — 0.5%
Dollar General Corp.	283	20,962
Dollar Tree, Inc. (a)	36	2,779
Kohl’s Corp.	88	4,345
Macy’s, Inc.	152	5,443
Nordstrom, Inc.	39	1,869
Target Corp.	477	34,454

		69,852

OIL, GAS & CONSUMABLE FUELS — 3.8%
Anadarko Petroleum Corp.	114	7,949
Antero Resources Corp. (a)	35	828
Apache Corp.	115	7,299
Cabot Oil & Gas Corp.	37	864
Chevron Corp.	770	90,629
Cimarex Energy Co.	10	1,359
Concho Resources, Inc. (a)	27	3,580
ConocoPhillips	490	24,569
Continental Resources, Inc. (a)	10	515
Devon Energy Corp.	111	5,069
EOG Resources, Inc.	93	9,402
EQT Corp.	24	1,570
Exxon Mobil Corp.	2,036	183,769
Hess Corp.	107	6,665
HollyFrontier Corp.	131	4,292
Kinder Morgan, Inc.	451	9,340
Marathon Oil Corp.	414	7,166
Marathon Petroleum Corp.	354	17,824
Murphy Oil Corp.	73	2,273
Newfield Exploration Co. (a)	22	891
Noble Energy, Inc.	109	4,149
Occidental Petroleum Corp.	457	32,552
ONEOK, Inc.	32	1,837
Phillips 66	259	22,380
Pioneer Natural Resources Co.	24	4,322
Plains GP Holdings L.P. Class A	109	3,780
Range Resources Corp.	29	996
Southwestern Energy Co. (a)	194	2,099
Spectra Energy Corp.	82	3,369
Targa Resources Corp.	43	2,411
Tesoro Corp.	77	6,734
Valero Energy Corp.	331	22,614
Williams Cos., Inc.	104	3,239

		496,335

See accompanying notes to financial statements.

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

PERSONAL PRODUCTS — 0.1%
Edgewell Personal Care Co. (a)	5	$365
Estee Lauder Cos., Inc. Class A	228	17,440

		17,805

PHARMACEUTICALS — 4.9%
Allergan PLC (a)	80	16,801
Bristol-Myers Squibb Co.	1,420	82,985
Eli Lilly & Co.	631	46,410
Endo International PLC (a)	102	1,680
Jazz Pharmaceuticals PLC (a)	3	327
Johnson & Johnson	2,786	320,975
Mallinckrodt PLC (a)	19	947
Merck & Co., Inc.	1,091	64,227
Mylan NV (a)	95	3,624
Perrigo Co. PLC	22	1,831
Pfizer, Inc.	2,730	88,670
Zoetis, Inc.	26	1,392

		629,869

PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp.	2	243
Equifax, Inc.	126	14,897
IHS Markit, Ltd. (a)	49	1,735
ManpowerGroup, Inc.	27	2,399
Nielsen Holdings PLC	61	2,559
Robert Half International, Inc.	167	8,146
Verisk Analytics, Inc. Class A (a)	130	10,552

		40,531

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.9%
Alexandria Real Estate Equities, Inc.	5	556
American Tower Corp. REIT	82	8,666
Annaly Capital Management, Inc.	4,878	48,634
AvalonBay Communities, Inc.	318	56,334
Boston Properties, Inc. REIT	42	5,283
Brixmor Property Group, Inc.	25	611
Camden Property Trust	50	4,204
Crown Castle International Corp. REIT	420	36,443
Digital Realty Trust, Inc. REIT	108	10,612
Duke Realty Corp.	31	823
Equinix, Inc. REIT	3	1,072
Equity Residential REIT	464	29,863
Essex Property Trust, Inc. REIT	73	16,972
Extra Space Storage, Inc. REIT	51	3,939
Federal Realty Investment Trust REIT	175	24,869
General Growth Properties, Inc. REIT	77	1,923
HCP, Inc. REIT	111	3,299
Host Hotels & Resorts, Inc. REIT	198	3,730
Iron Mountain, Inc. REIT	16	520
Kimco Realty Corp. REIT	43	1,082
Liberty Property Trust REIT	18	711
Macerich Co. REIT	243	17,214
Mid-America Apartment Communities, Inc. REIT	7	685
National Retail Properties, Inc.	74	3,271
Prologis, Inc. REIT	89	4,698
Public Storage REIT	325	72,637
Realty Income Corp. REIT	509	29,257
Regency Centers Corp.	157	10,825
Simon Property Group, Inc. REIT	186	33,047

SL Green Realty Corp. REIT	14	1,506
UDR, Inc. REIT	657	23,967
Ventas, Inc. REIT	234	14,630
VEREIT, Inc.	125	1,058
Vornado Realty Trust REIT	18	1,879
Welltower, Inc. REIT	311	20,815
Weyerhaeuser Co. REIT	120	3,611

		499,246

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	43	1,354
Jones Lang LaSalle, Inc.	51	5,153

		6,507

ROAD & RAIL — 0.8%
CSX Corp.	211	7,581
JB Hunt Transport Services, Inc.	96	9,319
Kansas City Southern	12	1,018
Norfolk Southern Corp.	66	7,133
Union Pacific Corp.	772	80,041

		105,092

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
Analog Devices, Inc.	30	2,179
Applied Materials, Inc.	130	4,195
Broadcom, Ltd.	23	4,066
Intel Corp.	5,128	185,993
KLA-Tencor Corp.	11	865
Lam Research Corp.	34	3,595
Linear Technology Corp.	313	19,515
Marvell Technology Group, Ltd.	134	1,859
Maxim Integrated Products, Inc.	23	887
Microchip Technology, Inc.	18	1,155
Micron Technology, Inc. (a)	444	9,732
NVIDIA Corp.	26	2,775
Qorvo, Inc. (a)	22	1,160
QUALCOMM, Inc.	1,365	88,998
Skyworks Solutions, Inc.	180	13,439
Texas Instruments, Inc.	985	71,875
Xilinx, Inc.	232	14,006

		426,294

SOFTWARE — 3.9%
Activision Blizzard, Inc.	74	2,672
Adobe Systems, Inc. (a)	211	21,722
ANSYS, Inc. (a)	234	21,643
Autodesk, Inc. (a)	8	592
CA, Inc.	56	1,779
Cadence Design Systems, Inc. (a)	420	10,592
CDK Global, Inc.	128	7,640
Citrix Systems, Inc. (a)	14	1,250
Dell Technologies, Inc. - NMWare, Inc. (a)	227	12,478
Electronic Arts, Inc. (a)	30	2,363
Fortinet, Inc. (a)	4	120
Intuit, Inc.	334	38,280
Microsoft Corp.	4,820	299,515
Nuance Communications, Inc. (a)	28	417
Oracle Corp.	1,038	39,911
Red Hat, Inc. (a)	8	558
salesforce.com, Inc. (a)	10	685

See accompanying notes to financial statements.

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

ServiceNow, Inc. (a)	1	$74
Splunk, Inc. (a)	2	102
Symantec Corp.	94	2,246
Synopsys, Inc. (a)	618	36,376
VMware, Inc. Class A (a)	35	2,756

		503,771

SPECIALTY RETAIL — 4.5%
Advance Auto Parts, Inc.	70	11,838
AutoNation, Inc. (a)	26	1,265
AutoZone, Inc. (a)	55	43,439
Bed Bath & Beyond, Inc.	227	9,225
Best Buy Co., Inc.	132	5,633
CarMax, Inc. (a)	52	3,348
Dick’s Sporting Goods, Inc.	108	5,735
Foot Locker, Inc.	191	13,540
Gap, Inc.	294	6,597
Home Depot, Inc.	1,410	189,053
L Brands, Inc.	41	2,699
Lowe’s Cos., Inc.	1,050	74,676
O’Reilly Automotive, Inc. (a)	147	40,926
Ross Stores, Inc.	580	38,048
Signet Jewelers, Ltd.	11	1,037
Staples, Inc.	389	3,521
Tiffany & Co.	26	2,013
TJX Cos., Inc.	1,379	103,604
Tractor Supply Co.	142	10,765
Ulta Salon Cosmetics & Fragrance, Inc. (a)	57	14,532

		581,494

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.1%
Apple, Inc.	3,027	350,587
Hewlett Packard Enterprise Co.	809	18,720
HP, Inc.	1,494	22,171
NetApp, Inc.	70	2,469
Seagate Technology PLC	109	4,161
Western Digital Corp.	100	6,795

		404,903

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Coach, Inc.	49	1,716
Hanesbrands, Inc.	364	7,852
lululemon athletica, Inc. (a)	110	7,149
Michael Kors Holdings, Ltd. (a)	234	10,057
NIKE, Inc. Class B	1,430	72,687
PVH Corp.	19	1,715
Ralph Lauren Corp.	17	1,535
Under Armour, Inc. Class A (a)	7	203
Under Armour, Inc. Class C (a)	7	176
VF Corp.	354	18,886

		121,976

THRIFTS & MORTGAGE FINANCE — 0.0% (c)
New York Community Bancorp, Inc.	120	1,909

TOBACCO — 0.8%
Altria Group, Inc.	837	56,598
Philip Morris International, Inc.	376	34,400
Reynolds American, Inc.	188	10,536

		101,534

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	300	14,094
United Rentals, Inc. (a)	27	2,851
W.W. Grainger, Inc.	62	14,399

		31,344

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	168	12,156

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (c)
Sprint Corp. (a)	251	2,113
T-Mobile US, Inc. (a)	48	2,761

		4,874

TOTAL COMMON STOCKS (Cost $12,208,169)		12,922,687

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (d) (e) (Cost $11,441)	11,441	11,441

TOTAL INVESTMENTS — 99.9% (Cost $12,219,610)		12,934,128
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		16,168

NET ASSETS — 100.0%		$12,950,296

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$380,240	$—	$—	$380,240
Air Freight & Logistics	141,618	—	—	141,618
Airlines	19,979	—	—	19,979
Auto Components	37,110	—	—	37,110
Automobiles	66,936	—	—	66,936
Banks	576,536	—	—	576,536
Beverages	364,811	—	—	364,811
Biotechnology	218,079	—	—	218,079
Building Products	13,425	—	—	13,425
Capital Markets	212,596	—	—	212,596
Chemicals	223,588	—	—	223,588
Commercial Services & Supplies	154,789	—	—	154,789
Communications Equipment	98,382	—	—	98,382
Construction & Engineering	4,879	—	—	4,879
Construction Materials	2,205	—	—	2,205
Consumer Finance	65,814	—	—	65,814
Containers & Packaging	21,578	—	—	21,578
Distributors	22,218	—	—	22,218
Diversified Consumer Services	1,012	—	—	1,012
Diversified Financial Services	105,141	—	—	105,141
Diversified Telecommunication Services	297,377	—	—	297,377
Electric Utilities	339,506	—	—	339,506
Electrical Equipment	73,562	—	—	73,562
Electronic Equipment, Instruments & Components	75,610	—	—	75,610
Energy Equipment & Services	72,756	—	—	72,756
Food & Staples Retailing	252,034	—	—	252,034
Food Products	300,614	—	—	300,614
Gas Utilities	2,615	—	—	2,615
Health Care Equipment & Supplies	488,567	—	—	488,567
Health Care Providers & Services	378,205	—	—	378,205
Health Care Technology	1,137	—	—	1,137
Hotels, Restaurants & Leisure	330,631	—	—	330,631
Household Durables	24,060	—	—	24,060
Household Products	292,028	—	—	292,028
Independent Power Producers & Energy Traders	6,076	—	—	6,076
Industrial Conglomerates	271,795	—	—	271,795
Insurance	575,691	—	—	575,691
Internet & Catalog Retail	86,736	—	—	86,736
Internet Software & Services	360,140	—	—	360,140
IT Services	1,076,977	—	—	1,076,977
Leisure Equipment & Products	16,444	—	—	16,444
Life Sciences Tools & Services	62,222	—	—	62,222
Machinery	152,905	—	—	152,905
Media	366,866	—	—	366,866
Metals & Mining	46,821	—	—	46,821
Mortgage Real Estate Investment	28,446	—	—	28,446
Multi-Utilities	156,438	—	—	156,438
Multiline Retail	69,852	—	—	69,852
Oil, Gas & Consumable Fuels	496,335	—	—	496,335
Personal Products	17,805	—	—	17,805

See accompanying notes to financial statements.

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Pharmaceuticals	$629,869	$—	$—	$629,869
Professional Services	40,531	—	—	40,531
Real Estate Investment Trusts (REITs)	499,246	—	—	499,246
Real Estate Management & Development	6,507	—	—	6,507
Road & Rail	105,092	—	—	105,092
Semiconductors & Semiconductor Equipment	426,294	—	—	426,294
Software	503,771	—	—	503,771
Specialty Retail	581,494	—	—	581,494
Technology Hardware, Storage & Peripherals	404,903	—	—	404,903
Textiles, Apparel & Luxury Goods	121,976	—	—	121,976
Thrifts & Mortgage Finance	1,909	—	—	1,909
Tobacco	101,534	—	—	101,534
Trading Companies & Distributors	31,344	—	—	31,344
Water Utilities	12,156	—	—	12,156
Wireless Telecommunication Services	4,874	—	—	4,874
Short-Term Investment	11,441	—	—	11,441

TOTAL INVESTMENTS	$12,934,128	$—	$—	$12,934,128

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Corp.	73	$3,936	76	28	121	$9,404	$103	$63
State Street Institutional Liquid Reserves Fund, Premier Class	5,682	5,682	3,269,100	3,274,781	—	—	169	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	120,761	109,320	11,441	11,441	28	—

TOTAL		$9,618				$20,845	$300	$63

See accompanying notes to financial statements.

SPDR Wells Fargo Preferred Stock ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

PREFERRED STOCKS — 99.5%
BANKS — 33.8%
BB&T Corp. 5.63% (a)	118,906	$2,888,227
BB&T Corp. 5.85%	147,274	3,611,158
BB&T Corp. Series E 5.63%	291,335	6,919,206
BB&T Corp. Series F 5.20%	114,000	2,594,640
BB&T Corp. Series G 5.20%	127,876	2,915,573
Fifth Third Bancorp Series I 6.63% (a)	115,214	3,148,799
HSBC Holdings PLC 8.13%	276,386	7,172,217
HSBC Holdings PLC Series 2 8.00% (a)	479,199	12,363,334
HSBC Holdings PLC Series A 6.20%	182,163	4,590,508
Huntington Bancshares, Inc. Series D 6.25%	152,001	3,845,625
ING Groep NV 6.13% (a)	177,334	4,435,123
ING Groep NV 6.20% (a)	127,976	3,203,239
ING Groep NV 6.38%	264,735	6,655,438
ING Groep NV 7.20%	278,668	7,128,327
JPMorgan Chase & Co. Series AA 6.10%	171,096	4,338,995
JPMorgan Chase & Co. Series BB 6.15%	138,078	3,533,416
JPMorgan Chase & Co. Series O 5.50%	150,371	3,700,630
JPMorgan Chase & Co. Series P 5.45% (a)	109,940	2,710,021
JPMorgan Chase & Co. Series T 6.70%	112,691	3,034,769
JPMorgan Chase & Co. Series W 6.30% (a)	105,659	2,742,908
JPMorgan Chase & Co. Series Y 6.13%	171,697	4,352,519
KeyCorp Series C 8.63%	88,667	2,260,122
KeyCorp Series E 6.13%	126,667	3,313,609
PNC Financial Services Group, Inc. Series P 6.13%	381,439	10,409,470
PNC Financial Services Group, Inc. Series Q 5.38%	122,790	2,900,300
SunTrust Banks, Inc. Series E 5.88%	114,000	2,832,900
US Bancorp Series B 3.50%	253,334	5,461,881
US Bancorp Series F 6.50%	278,668	7,883,518
US Bancorp Series G 6.00%	274,868	6,929,422
US Bancorp Series H 5.15% (a)	127,976	3,103,418
Wells Fargo & Co. 5.20% (a)	69,448	1,605,638
Wells Fargo & Co. 5.85%	158,889	4,010,358
Wells Fargo & Co. 6.63%	77,243	2,093,285
Wells Fargo & Co. Series J 8.00%	198,070	5,234,990
Wells Fargo & Co. Series O 5.13% (a)	60,189	1,384,347
Wells Fargo & Co. Series P 5.25%	57,872	1,324,690
Wells Fargo & Co. Series T 6.00% (a)	74,078	1,857,876
Wells Fargo & Co. Series V 6.00% (a)	91,958	2,305,387
Wells Fargo & Co. Series W 5.70%	91,958	2,173,887
Wells Fargo & Co. Series X 5.50% (a)	105,750	2,422,733

		165,392,503

CAPITAL MARKETS — 11.9%
Ares Management L.P. Series A 7.00%	80,337	2,025,296
Bank of New York Mellon Corp. 5.20%	147,567	3,394,041
Charles Schwab Corp. Series C (a)	277,947	7,023,721

Charles Schwab Corp. Series D 5.95%	190,001	4,748,125
General Electric Co. 4.70%	185,473	4,555,217
General Electric Co. 4.88%	209,001	5,139,335
General Electric Co. 4.88%	160,234	3,933,745
KKR & Co. L.P. Series A 6.75% (a)	87,401	2,209,497
Legg Mason, Inc. 5.45%	127,876	2,763,400
Legg Mason, Inc. 6.38% (a)	65,166	1,634,363
Northern Trust Corp. Series C 5.85%	101,334	2,539,430
Raymond James Financial, Inc. 6.90%	88,667	2,251,255
State Street Corp. 6.00% (b)	190,001	4,807,025
State Street Corp. Series C 5.25% (b)	127,976	2,992,079
State Street Corp. Series D 5.90% (b)	190,001	4,915,326
State Street Corp. Series G 5.35% (b)	127,976	3,201,959

		58,133,814

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Pitney Bowes, Inc. 6.70% (a)	107,667	2,753,045

CONSUMER FINANCE — 4.4%
Capital One Financial Corp. 6.00%	126,667	3,154,008
Capital One Financial Corp. Series B 6.00% (a)	221,668	5,433,083
Capital One Financial Corp. Series C 6.25%	127,976	3,213,477
Capital One Financial Corp. Series D 6.70%	128,076	3,324,853
Capital One Financial Corp. Series F 6.20% (a)	127,976	3,207,079
Capital One Financial Corp. Series G 5.20%	153,591	3,326,781

		21,659,281

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.5%
Qwest Corp. 6.13% (a)	196,334	4,454,819
Qwest Corp. 6.50% (a)	247,635	5,658,460
Qwest Corp. 6.63% (a)	103,867	2,441,913
Qwest Corp. 6.88% (a)	127,977	3,097,043
Qwest Corp. 7.00% (a)	134,454	3,321,014
Qwest Corp. 7.00% (a)	101,334	2,486,736
Qwest Corp. 7.50% (a)	73,087	1,830,829
Verizon Communications, Inc. 5.90%	128,076	3,341,503

		26,632,317

ELECTRIC UTILITIES — 10.1%
BGE Capital Trust II 6.20% (a)	63,334	1,615,017
Duke Energy Corp. 5.13% (a)	127,976	3,062,466
Entergy Arkansas, Inc. 4.88%	103,867	2,198,864
Entergy Louisiana LLC 4.88%	70,380	1,487,129
Entergy Mississippi, Inc. 4.90%	67,774	1,432,065
FPL Group Capital Trust I 5.88%	76,000	1,912,160
NextEra Energy Capital Holdings, Inc. 5.00% (a)	114,000	2,482,920
NextEra Energy Capital Holdings, Inc. Series G 5.70%	101,334	2,458,363
NextEra Energy Capital Holdings, Inc. Series H 5.63% (a)	88,667	2,112,935
NextEra Energy Capital Holdings, Inc. Series I 5.13% (a)	126,667	2,784,141
NextEra Energy Capital Holdings, Inc. Series K 5.25%	145,912	3,221,737
PPL Capital Funding, Inc. Series B 5.90% (a)	115,114	2,877,850

See accompanying notes to financial statements.

SPDR Wells Fargo Preferred Stock ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

SCE Trust I 5.63%	121,495	$2,833,263
SCE Trust II 5.10% (a)	101,334	2,245,562
SCE Trust III Series H 5.75%	71,264	1,815,094
SCE Trust IV Series J 5.38%	82,334	2,032,003
SCE Trust V Series K 5.45%	77,744	1,963,813
Southern Co. 5.25% (a)	202,668	4,422,216
Southern Co. 6.25%	253,334	6,612,017

		49,569,615

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.4%
Tennessee Valley Authority Series D 3.55% (a)	69,263	1,714,952

INSURANCE — 16.6%
Aegon NV 6.38%	253,334	6,343,483
Aegon NV 6.50%	127,976	3,219,876
Aegon NV 8.00%	134,454	3,502,527
Aegon NV Series 1 4.00%	65,166	1,466,887
Aflac, Inc. 5.50% (a)	127,976	3,097,019
Allstate Corp. 5.10% (a)	127,976	3,221,156
Allstate Corp. 5.63% (a)	72,833	1,802,617
Allstate Corp. Series C 6.75%	97,534	2,514,427
Allstate Corp. Series E 6.63% (a)	189,367	4,898,924
Allstate Corp. Series F 6.25% (a)	63,334	1,624,517
Arch Capital Group, Ltd. Series C 6.75% (a)	82,334	2,072,347
Arch Capital Group, Ltd. Series E 5.25%	114,000	2,408,820
Aspen Insurance Holdings, Ltd. 5.63%	65,166	1,444,730
Aspen Insurance Holdings, Ltd. 5.95% (a)	69,667	1,763,272
Axis Capital Holdings, Ltd. Series C 6.88%	101,334	2,554,630
Axis Capital Holdings, Ltd. Series E 5.50%	139,334	3,017,974
Hartford Financial Services Group, Inc. 7.88%	152,001	4,503,790
MetLife, Inc. Series A 4.00%	153,732	3,578,881
PartnerRe, Ltd. Series H 7.25% (a)	76,149	2,078,106
Protective Life Corp. 6.25%	72,833	1,850,687
Prudential Financial, Inc. 5.70%	179,868	4,449,934
Prudential Financial, Inc. 5.75% (a)	145,667	3,606,715
Prudential PLC 6.50%	76,000	1,922,040
Prudential PLC 6.75%	63,334	1,613,117
Reinsurance Group of America, Inc. 5.75% (a)	101,334	2,663,057
Reinsurance Group of America, Inc. 6.20%	101,334	2,733,991
RenaissanceRe Holdings, Ltd. Series E 5.38%	71,684	1,612,173
Torchmark Corp. 6.13% (a)	77,744	1,962,259
WR Berkley Corp. 5.63%	88,667	2,004,761
WR Berkley Corp. 5.75%	73,467	1,680,925

		81,213,642

INTERNET SOFTWARE & SERVICES — 1.0%
eBay, Inc. 6.00%	190,001	4,928,626

MACHINERY — 0.9%
Stanley Black & Decker, Inc. 5.75% (a)	190,001	4,622,724

MEDIA — 0.4%
Comcast Corp. 5.00% (a)	72,833	1,826,652

MULTI-UTILITIES — 1.6%
Dominion Resources, Inc. Series A 5.25%	202,668	4,499,229
DTE Energy Co. 6.00%	70,934	1,823,004
DTE Energy Co. Series B 5.38% (a)	76,000	1,713,040

		8,035,273

REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.3%
Digital Realty Trust, Inc. Series G 5.88% (a)	65,166	1,559,422
Digital Realty Trust, Inc. Series H 7.38%	92,467	2,510,479
Digital Realty Trust, Inc. Series I 6.35%	65,166	1,633,060
Government Properties Income Trust 5.88%	80,337	1,893,543
Hospitality Properties Trust Series D 7.13%	73,467	1,852,838
Kimco Realty Corp. Series I 6.00% (a)	101,334	2,467,483
National Retail Properties, Inc. Series D 6.63%	72,833	1,828,837
National Retail Properties, Inc. Series E 5.70%	72,833	1,683,171
National Retail Properties, Inc. Series F 5.20%	87,401	1,886,114
PS Business Parks, Inc. Series T 6.00%	88,667	2,155,495
Public Storage Series B 5.40%	76,000	1,719,880
Public Storage Series D 4.95%	84,222	1,785,506
Public Storage Series E 4.90%	88,667	1,870,874
Public Storage Series S 5.90% (a)	117,707	2,905,009
Public Storage Series T 5.75%	118,255	2,870,049
Public Storage Series U 5.63%	72,833	1,713,760
Public Storage Series V 5.38%	126,579	2,860,685
Public Storage Series W 5.20% (a)	127,876	2,973,117
Public Storage Series Y 6.38%	72,200	1,888,030
Public Storage Series Z 6.00%	72,833	1,843,403
Realty Income Corp. Series F 6.63%	103,550	2,604,282
Regency Centers Corp. Series 6 6.63%	65,166	1,635,667
Senior Housing Properties Trust 5.63%	88,667	2,066,828
Senior Housing Properties Trust 6.25%	65,166	1,594,612
Ventas Realty L.P. / Ventas Capital Corp. 5.45%	67,450	1,619,474
Vornado Realty Trust Series I 6.63%	68,400	1,714,104
Vornado Realty Trust Series K 5.70% (a)	76,000	1,790,560
Vornado Realty Trust Series L 5.40%	76,000	1,706,200
Wells Fargo Real Estate Investment Corp. Series A 6.38% (a)	69,667	1,753,518
Welltower, Inc. Series J 6.50%	72,833	1,831,022

		60,217,022

TOTAL PREFERRED STOCKS (Cost $512,430,317)		486,699,466

See accompanying notes to financial statements.

SPDR Wells Fargo Preferred Stock ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d)	2,680,393	$2,680,393
State Street Navigator Securities Lending Government Money Market Portfolio (d) (e)	10,023,208	10,023,208

TOTAL SHORT-TERM INVESTMENTS (Cost $12,703,601)		12,703,601

TOTAL INVESTMENTS — 102.1% (Cost $525,133,918)		499,403,067
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(10,483,466)

NET ASSETS — 100.0%		$488,919,601

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks
Banks	$165,392,503	$—	$—	$165,392,503
Capital Markets	58,133,814	—	—	58,133,814
Commercial Services & Supplies	2,753,045	—	—	2,753,045
Consumer Finance	21,659,281	—	—	21,659,281
Diversified Telecommunication Services	26,632,317	—	—	26,632,317
Electric Utilities	49,569,615	—	—	49,569,615
Independent Power Producers & Energy Traders	1,714,952	—	—	1,714,952
Insurance	81,213,642	—	—	81,213,642
Internet Software & Services	4,928,626	—	—	4,928,626
Machinery	4,622,724	—	—	4,622,724
Media	1,826,652	—	—	1,826,652
Multi-Utilities	8,035,273	—	—	8,035,273
Real Estate Investment Trusts (REITs)	60,217,022	—	—	60,217,022
Short-Term Investments	12,703,601	—	—	12,703,601

TOTAL INVESTMENTS	$499,403,067	$—	$—	$499,403,067

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Corp.	697,843	$19,166,206	41,700	198,957	635,954	$15,916,389	$489,494	$95,552
State Street Institutional Liquid Reserves Fund, Premier Class	1,192,051	1,192,051	37,452,099	38,644,150	—	—	3,011	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	20,679,614	17,999,221	2,680,393	2,680,393	1,863	—
State Street Navigator Securities Lending Government Money Market Portfolio*	31,379,715	31,379,715	76,448,363	97,804,870	10,023,208	10,023,208	226,555	—

TOTAL		$51,737,972				$28,619,990	$720,923	$95,552

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR FactSet Innovative Technology ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
COMMERCIAL SERVICES & SUPPLIES — 1.0%
Essendant, Inc.	5,689	$118,900

COMMUNICATIONS EQUIPMENT — 6.2%
CalAmp Corp. (a)	7,588	110,026
CommScope Holding Co., Inc. (a)	3,305	122,946
InterDigital, Inc.	1,423	129,991
Motorola Solutions, Inc.	1,458	120,854
NetScout Systems, Inc. (a)	3,642	114,723
Ubiquiti Networks, Inc. (a)	2,147	124,096

		722,636

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 9.3%
CDW Corp.	2,260	117,723
Dolby Laboratories, Inc. Class A	2,578	116,500
Fitbit, Inc. Class A (a)	15,439	113,013
Insight Enterprises, Inc. (a)	3,133	126,699
ScanSource, Inc. (a)	2,988	120,566
SYNNEX Corp.	954	115,453
Tech Data Corp. (a)	1,365	115,588
VeriFone Systems, Inc. (a)	7,335	130,050
Zebra Technologies Corp. Class A (a)	1,450	124,352

		1,079,944

HEALTH CARE TECHNOLOGY — 6.6%
Allscripts Healthcare Solutions, Inc. (a)	10,867	110,952
Cerner Corp. (a)	2,494	118,141
HealthStream, Inc. (a)	4,556	114,128
Inovalon Holdings, Inc. Class A (a)	8,022	82,627
Medidata Solutions, Inc. (a)	2,303	114,390
Quality Systems, Inc.	8,569	112,682
Veeva Systems, Inc. Class A (a)	2,823	114,896

		767,816

INTERNET & CATALOG RETAIL — 3.0%
Groupon, Inc. (a)	31,197	103,574
Netflix, Inc. (a)	983	121,695
Travelport Worldwide, Ltd.	8,890	125,349

		350,618

INTERNET SOFTWARE & SERVICES — 29.4%
58.com, Inc. ADR (a)	3,618	101,304
Alphabet, Inc. Class A (a)	149	118,075
Autohome, Inc. ADR (a)	4,384	110,828
Baidu, Inc. ADR (a)	707	116,238
Bankrate, Inc. (a)	11,665	128,898
Baozun, Inc. ADR (a)	9,872	119,155
Bitauto Holdings, Ltd. ADR (a)	6,104	115,610
Facebook, Inc. Class A (a)	1,009	116,085
Fang Holdings, Ltd. ADR (a)	40,787	133,781
GrubHub, Inc. (a)	3,186	119,857
IAC/InterActiveCorp	1,769	114,614
LogMeIn, Inc.	1,198	115,667
Match Group, Inc. (a)	6,648	113,681
Momo, Inc. ADR (a)	5,889	108,240
Pandora Media, Inc. (a)	8,742	113,996
Q2 Holdings, Inc. (a)	3,791	109,370
Quotient Technology, Inc. (a)	10,061	108,156
Shopify, Inc. Class A (a)	2,860	122,608
SINA Corp. (a)	1,673	101,702

Sohu.com, Inc. (a)	3,285	111,329
SPS Commerce, Inc. (a)	1,729	120,840
TrueCar, Inc. (a)	9,323	116,538
Twitter, Inc. (a)	6,144	100,147
WebMD Health Corp. (a)	2,146	106,377
Weibo Corp. ADR (a)	2,492	101,175
Yahoo!, Inc. (a)	2,891	111,795
Yandex NV Class A (a)	6,079	122,370
Yelp, Inc. (a)	3,345	127,545
YY, Inc. ADR (a)	2,705	106,631
Zillow Group, Inc. Class C (a)	3,271	119,293

		3,431,905

IT SERVICES — 11.1%
Accenture PLC Class A	979	114,670
Computer Sciences Corp.	1,987	118,068
EPAM Systems, Inc. (a)	1,910	122,832
International Business Machines Corp.	725	120,343
Jack Henry & Associates, Inc.	1,349	119,764
Sabre Corp.	4,460	111,277
Square, Inc. Class A (a)	8,692	118,472
Syntel, Inc.	6,070	120,125
Teradata Corp. (a)	4,221	114,685
Unisys Corp. (a)	7,593	113,515
Virtusa Corp. (a)	5,049	126,831

		1,300,582

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.2%
Ambarella, Inc. (a)	2,217	120,006
Applied Micro Circuits Corp. (a)	13,877	114,485
Cavium, Inc. (a)	1,874	117,013
Marvell Technology Group, Ltd.	8,413	116,688
NVIDIA Corp.	1,315	140,363
Qorvo, Inc. (a)	2,138	112,737
QUALCOMM, Inc.	1,762	114,882
Silicon Motion Technology Corp. ADR	2,691	114,314

		950,488

SOFTWARE — 22.0%
ACI Worldwide, Inc. (a)	6,085	110,443
Adobe Systems, Inc. (a)	1,157	119,113
CA, Inc.	3,811	121,076
Check Point Software Technologies, Ltd. (a)	1,417	119,680
Citrix Systems, Inc. (a)	1,352	120,747
CyberArk Software, Ltd. (a)	2,524	114,842
Ebix, Inc.	2,022	115,355
Ellie Mae, Inc. (a)	1,447	121,085
Fair Isaac Corp.	988	117,789
FireEye, Inc. (a)	8,819	104,946
Gigamon, Inc. (a)	2,542	115,788
Globant SA (a)	3,622	120,794
Guidewire Software, Inc. (a)	2,236	110,302
Imperva, Inc. (a)	3,194	122,650
Monotype Imaging Holdings, Inc.	5,804	115,209
Proofpoint, Inc. (a)	1,671	118,056
Qualys, Inc. (a)	3,659	115,807
RealPage, Inc. (a)	3,958	118,740
SS&C Technologies Holdings, Inc.	4,129	118,089
Symantec Corp.	4,864	116,201
TiVo Corp. (a)	5,576	116,538

See accompanying notes to financial statements.

SPDR FactSet Innovative Technology ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

VMware, Inc. Class A (a)	1,498	$117,938

		2,571,188

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.0%
Apple, Inc.	1,060	122,769
Hewlett Packard Enterprise Co.	4,926	113,988

		236,757

THRIFTS & MORTGAGE FINANCE — 1.0%
LendingTree, Inc. (a)	1,147	116,249

TOTAL COMMON STOCKS (Cost $11,184,311)		11,647,083

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (b) (c) (Cost $29,610)	29,610	29,610

TOTAL INVESTMENTS — 100.0% (Cost $11,213,921)		11,676,693
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(3,642)

NET ASSETS — 100.0%		$11,673,051

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2016.
(d)	Amount is less than 0.05% of net assets.

ADR = American Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Commercial Services & Supplies	$118,900	$—	$—	$118,900
Communications Equipment	722,636	—	—	722,636
Electronic Equipment, Instruments & Components	1,079,944	—	—	1,079,944
Health Care Technology	767,816	—	—	767,816
Internet & Catalog Retail	350,618	—	—	350,618
Internet Software & Services	3,431,905	—	—	3,431,905
IT Services	1,300,582	—	—	1,300,582
Semiconductors & Semiconductor Equipment	950,488	—	—	950,488
Software	2,571,188	—	—	2,571,188
Technology Hardware, Storage & Peripherals	236,757	—	—	236,757
Thrifts & Mortgage Finance	116,249	—	—	116,249
Short-Term Investment	29,610	—	—	29,610

TOTAL INVESTMENTS	$11,676,693	$—	$—	$11,676,693

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	1	$1	105,871	105,872	—	$—	$10	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,008,560	978,950	29,610	29,610	34	—

TOTAL		$1				$29,610	$44	$—

See accompanying notes to financial statements.

SPDR SSGA Gender Diversity Index ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.5%
Arconic, Inc.	38,207	$708,358
Hexcel Corp.	8,200	421,808
Northrop Grumman Corp.	16,055	3,734,072
Spirit AeroSystems Holdings, Inc. Class A	11,642	679,311
Textron, Inc.	23,933	1,162,186

		6,705,735

AIR FREIGHT & LOGISTICS — 2.6%
United Parcel Service, Inc. Class B	61,938	7,100,572

AIRLINES — 1.5%
Alaska Air Group, Inc.	10,924	969,287
Hawaiian Holdings, Inc. (a)	4,856	276,792
Southwest Airlines Co.	57,122	2,846,960

		4,093,039

BANKS — 4.7%
Bank of Hawaii Corp.	3,932	348,729
BankUnited, Inc.	9,098	342,904
Cathay General Bancorp	6,779	257,805
Comerica, Inc.	15,536	1,058,157
Commerce Bancshares, Inc.	8,526	492,888
East West Bancorp, Inc.	12,749	648,032
Fulton Financial Corp.	15,985	300,518
Investors Bancorp, Inc.	28,937	403,671
Signature Bank (a)	4,425	664,635
Umpqua Holdings Corp.	20,336	381,910
US Bancorp	154,554	7,939,439

		12,838,688

BEVERAGES — 5.0%
PepsiCo, Inc.	128,626	13,458,138

BIOTECHNOLOGY — 7.1%
Alexion Pharmaceuticals, Inc. (a)	19,942	2,439,904
Amgen, Inc.	67,268	9,835,254
Biogen, Inc. (a)	19,637	5,568,660
Ionis Pharmaceuticals, Inc. (a)	10,630	508,433
Seattle Genetics, Inc. (a)	12,350	651,710
TESARO, Inc. (a)	2,531	340,369

		19,344,330

BUILDING PRODUCTS — 0.1%
USG Corp. (a)	12,041	347,744

CAPITAL MARKETS — 1.6%
CBOE Holdings, Inc.	7,202	532,156
Franklin Resources, Inc.	31,710	1,255,082
S&P Global, Inc.	23,686	2,547,192

		4,334,430

CHEMICALS — 2.5%
E.I. du Pont de Nemours & Co.	78,302	5,747,367
HB Fuller Co.	4,654	224,835
International Flavors & Fragrances, Inc.	7,056	831,408

		6,803,610

COMMERCIAL SERVICES & SUPPLIES — 0.2%
Deluxe Corp.	4,452	318,808
Rollins, Inc.	8,677	293,109

		611,917

COMMUNICATIONS EQUIPMENT — 0.2%
CommScope Holding Co., Inc. (a)	13,059	485,795

CONSTRUCTION & ENGINEERING — 0.1%
Dycom Industries, Inc. (a)	2,733	219,433

CONSTRUCTION MATERIALS — 0.5%
Martin Marietta Materials, Inc.	5,660	1,253,860

CONSUMER FINANCE — 3.5%
American Express Co.	85,133	6,306,653
Discover Financial Services	36,646	2,641,810
Navient Corp.	29,095	478,031

		9,426,494

CONTAINERS & PACKAGING — 0.4%
Avery Dennison Corp.	7,856	551,648
Bemis Co., Inc.	8,691	415,604

		967,252

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
CenturyLink, Inc.	48,486	1,152,997
Frontier Communications Corp.	108,180	365,648
Level 3 Communications, Inc. (a)	31,861	1,795,686
SBA Communications Corp. Class A (a)	11,120	1,148,251
Zayo Group Holdings, Inc. (a)	9,304	305,730

		4,768,312

ELECTRIC UTILITIES — 2.2%
American Electric Power Co., Inc.	44,032	2,772,255
Entergy Corp.	15,884	1,166,997
Great Plains Energy, Inc.	14,367	392,937
Hawaiian Electric Industries, Inc.	9,924	328,187
Pinnacle West Capital Corp.	9,858	769,220
PNM Resources, Inc.	7,386	253,340
Portland General Electric Co.	8,195	355,089

		6,038,025

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Avnet, Inc.	11,340	539,897
CDW Corp.	14,530	756,868
Universal Display Corp. (a)	3,844	216,417

		1,513,182

ENERGY EQUIPMENT & SERVICES — 0.5%
National Oilwell Varco, Inc.	33,682	1,261,054
RPC, Inc.	4,969	98,436

		1,359,490

FOOD & STAPLES RETAILING — 3.9%
CVS Health Corp.	96,108	7,583,883
Kroger Co.	84,522	2,916,854

		10,500,737

FOOD PRODUCTS — 0.5%
Flowers Foods, Inc.	16,695	333,399
McCormick & Co., Inc.	10,249	956,539

		1,289,938

GAS UTILITIES — 0.3%
National Fuel Gas Co.	6,986	395,687
New Jersey Resources Corp.	7,892	280,166
South Jersey Industries, Inc.	7,386	248,834

		924,687

See accompanying notes to financial statements.

SPDR SSGA Gender Diversity Index ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Alere, Inc. (a)	7,603	$296,289
Cooper Cos., Inc.	4,248	743,103
Edwards Lifesciences Corp. (a)	18,780	1,759,686
Hologic, Inc. (a)	24,847	996,861
Integra LifeSciences Holdings Corp. (a)	2,733	234,464

		4,030,403

HEALTH CARE PROVIDERS & SERVICES — 2.9%
Aetna, Inc.	31,345	3,887,093
Brookdale Senior Living, Inc. (a)	16,997	211,103
Cardinal Health, Inc.	29,072	2,092,312
Centene Corp. (a)	14,707	831,093
HealthSouth Corp.	8,097	333,920
Molina Healthcare, Inc. (a)	3,947	214,164
Patterson Cos., Inc.	7,791	319,665

		7,889,350

HOTELS, RESTAURANTS & LEISURE — 2.9%
Brinker International, Inc.	5,160	255,575
Buffalo Wild Wings, Inc. (a)	1,721	265,722
Hyatt Hotels Corp. Class A (a)	2,226	123,009
ILG, Inc.	10,219	185,679
Starbucks Corp.	127,844	7,097,899

		7,927,884

HOUSEHOLD DURABLES — 0.1%
Tupperware Brands Corp.	4,654	244,893

HOUSEHOLD PRODUCTS — 0.6%
Clorox Co.	11,571	1,388,752
Energizer Holdings, Inc.	5,666	252,760

		1,641,512

INDUSTRIAL CONGLOMERATES — 3.6%
3M Co.	54,357	9,706,529

INSURANCE — 2.9%
Assurant, Inc.	5,435	504,694
Hartford Financial Services Group, Inc.	35,125	1,673,706
Principal Financial Group, Inc.	25,813	1,493,540
Prudential Financial, Inc.	39,497	4,110,058

		7,781,998

INTERNET & CATALOG RETAIL — 0.6%
Expedia, Inc.	10,629	1,204,053
HSN, Inc.	2,789	95,663
TripAdvisor, Inc. (a)	10,121	469,311

		1,769,027

INTERNET SOFTWARE & SERVICES — 0.7%
GoDaddy, Inc. Class A (a)	4,666	163,077
GrubHub, Inc. (a)	7,488	281,698
Match Group, Inc. (a)	3,541	60,551
Pandora Media, Inc. (a)	19,252	251,046
Twitter, Inc. (a)	50,812	828,236
Yelp, Inc. (a)	6,361	242,545

		1,827,153

IT SERVICES — 6.2%
Alliance Data Systems Corp.	5,126	1,171,291
Booz Allen Hamilton Holding Corp.	11,238	405,355
Convergys Corp.	8,803	216,202
Gartner, Inc. (a)	7,131	720,730

Jack Henry & Associates, Inc.	6,968	618,619
Leidos Holdings, Inc.	5,970	305,306
MasterCard, Inc. Class A	86,369	8,917,599
MAXIMUS, Inc.	5,969	333,010
Paychex, Inc.	28,744	1,749,935
Science Applications International Corp.	3,947	334,706
Square, Inc. Class A (a)	9,106	124,115
Vantiv, Inc. Class A (a)	13,765	820,669
WEX, Inc. (a)	3,497	390,265
Xerox Corp.	84,458	737,318

		16,845,120

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Charles River Laboratories International, Inc. (a)	4,350	331,427

MACHINERY — 2.2%
Illinois Tool Works, Inc.	32,147	3,936,722
Ingersoll-Rand PLC	22,978	1,724,269
ITT, Inc.	8,199	316,235

		5,977,226

MEDIA — 0.4%
Meredith Corp.	3,439	203,417
Scripps Networks Interactive, Inc. Class A	7,087	505,799
TEGNA, Inc.	19,234	411,415

		1,120,631

METALS & MINING — 0.1%
Alcoa Corp.	12,669	355,746

MULTI-UTILITIES — 0.9%
NorthWestern Corp.	4,452	253,185
Sempra Energy	22,325	2,246,788

		2,499,973

MULTILINE RETAIL — 2.2%
Big Lots, Inc.	4,048	203,250
JC Penney Co., Inc. (a)	27,925	232,057
Kohl’s Corp.	15,994	789,784
Macy’s, Inc.	27,413	981,659
Target Corp.	52,768	3,811,433

		6,018,183

OIL, GAS & CONSUMABLE FUELS — 4.6%
EnLink Midstream LLC	5,463	104,070
EQT Corp.	15,325	1,002,255
Occidental Petroleum Corp.	68,327	4,866,932
Phillips 66	44,909	3,880,587
Spectra Energy Corp.	62,491	2,567,755

		12,421,599

PERSONAL PRODUCTS — 0.6%
Estee Lauder Cos., Inc. Class A	19,685	1,505,706

PHARMACEUTICALS — 7.0%
Mylan NV (a)	36,957	1,409,909
Pfizer, Inc.	544,029	17,670,062

		19,079,971

PROFESSIONAL SERVICES — 1.0%
Dun & Bradstreet Corp.	3,338	404,966
ManpowerGroup, Inc.	6,345	563,880
Nielsen Holdings PLC	31,579	1,324,739

See accompanying notes to financial statements.

SPDR SSGA Gender Diversity Index ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Robert Half International, Inc.	11,254	$548,970

		2,842,555

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Realogy Holdings Corp.	13,494	347,201

ROAD & RAIL — 0.1%
Landstar System, Inc.	3,932	335,400

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Lam Research Corp.	14,172	1,498,406
Texas Instruments, Inc.	89,831	6,554,968

		8,053,374

SOFTWARE — 4.8%
ANSYS, Inc. (a)	7,811	722,440
CA, Inc.	28,181	895,310
Electronic Arts, Inc. (a)	26,142	2,058,944
Ellie Mae, Inc. (a)	2,631	220,162
Intuit, Inc.	21,733	2,490,819
salesforce.com, Inc. (a)	57,292	3,922,210
Symantec Corp.	54,763	1,308,288
Take-Two Interactive Software, Inc. (a)	7,690	379,040
Workday, Inc. Class A (a)	10,461	691,368
Zendesk, Inc. (a)	6,981	147,997
Zynga, Inc. Class A (a)	67,993	174,742

		13,011,320

SPECIALTY RETAIL — 4.8%
American Eagle Outfitters, Inc.	15,278	231,767
Best Buy Co., Inc.	24,760	1,056,509
Gap, Inc.	19,444	436,323
L Brands, Inc.	21,619	1,423,395
Ross Stores, Inc.	35,024	2,297,575
Sally Beauty Holdings, Inc. (a)	13,558	358,202
Tiffany & Co.	11,159	864,042
TJX Cos., Inc.	58,894	4,424,706
Ulta Salon Cosmetics & Fragrance, Inc. (a)	5,249	1,338,180
Urban Outfitters, Inc. (a)	7,689	218,983
Williams-Sonoma, Inc.	7,547	365,199

		13,014,881

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
NCR Corp. (a)	10,833	439,386

TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Carter’s, Inc.	4,590	396,530
Coach, Inc.	24,754	866,885
Kate Spade & Co. (a)	11,838	221,016
lululemon athletica, Inc. (a)	8,567	556,769

		2,041,200

THRIFTS & MORTGAGE FINANCE — 0.3%
MGIC Investment Corp. (a)	29,531	300,921
TFS Financial Corp.	5,156	98,170
Washington Federal, Inc.	8,398	288,471

		687,562

TOBACCO — 1.5%
Reynolds American, Inc.	73,893	4,140,964

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Air Lease Corp.	8,904	305,674
WESCO International, Inc. (a)	3,832	255,020

		560,694

WATER UTILITIES — 0.6%
American Water Works Co., Inc.	15,869	1,148,281
Aqua America, Inc.	15,692	471,388

		1,619,669

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	8,636	249,321

TOTAL COMMON STOCKS (Cost $258,016,071)		270,703,266

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (b) (c) (Cost $186,490)	186,490	186,490

TOTAL INVESTMENTS — 99.9% (Cost $258,202,561)		270,889,756
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		340,087

NET ASSETS — 100.0%		$271,229,843

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2016.

See accompanying notes to financial statements.

SPDR SSGA Gender Diversity Index ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$6,705,735	$—	$—	$6,705,735
Air Freight & Logistics	7,100,572	—	—	7,100,572
Airlines	4,093,039	—	—	4,093,039
Banks	12,838,688	—	—	12,838,688
Beverages	13,458,138	—	—	13,458,138
Biotechnology	19,344,330	—	—	19,344,330
Building Products	347,744	—	—	347,744
Capital Markets	4,334,430	—	—	4,334,430
Chemicals	6,803,610	—	—	6,803,610
Commercial Services & Supplies	611,917	—	—	611,917
Communications Equipment	485,795	—	—	485,795
Construction & Engineering	219,433	—	—	219,433
Construction Materials	1,253,860	—	—	1,253,860
Consumer Finance	9,426,494	—	—	9,426,494
Containers & Packaging	967,252	—	—	967,252
Diversified Telecommunication Services	4,768,312	—	—	4,768,312
Electric Utilities	6,038,025	—	—	6,038,025
Electronic Equipment, Instruments & Components	1,513,182	—	—	1,513,182
Energy Equipment & Services	1,359,490	—	—	1,359,490
Food & Staples Retailing	10,500,737	—	—	10,500,737
Food Products	1,289,938	—	—	1,289,938
Gas Utilities	924,687	—	—	924,687
Health Care Equipment & Supplies	4,030,403	—	—	4,030,403
Health Care Providers & Services	7,889,350	—	—	7,889,350
Hotels, Restaurants & Leisure	7,927,884	—	—	7,927,884
Household Durables	244,893	—	—	244,893
Household Products	1,641,512	—	—	1,641,512
Industrial Conglomerates	9,706,529	—	—	9,706,529
Insurance	7,781,998	—	—	7,781,998
Internet & Catalog Retail	1,769,027	—	—	1,769,027
Internet Software & Services	1,827,153	—	—	1,827,153
IT Services	16,845,120	—	—	16,845,120
Life Sciences Tools & Services	331,427	—	—	331,427
Machinery	5,977,226	—	—	5,977,226
Media	1,120,631	—	—	1,120,631
Metals & Mining	355,746	—	—	355,746
Multi-Utilities	2,499,973	—	—	2,499,973
Multiline Retail	6,018,183	—	—	6,018,183
Oil, Gas & Consumable Fuels	12,421,599	—	—	12,421,599
Personal Products	1,505,706	—	—	1,505,706
Pharmaceuticals	19,079,971	—	—	19,079,971
Professional Services	2,842,555	—	—	2,842,555
Real Estate Management & Development	347,201	—	—	347,201
Road & Rail	335,400	—	—	335,400
Semiconductors & Semiconductor Equipment	8,053,374	—	—	8,053,374
Software	13,011,320	—	—	13,011,320
Specialty Retail	13,014,881	—	—	13,014,881
Technology Hardware, Storage & Peripherals	439,386	—	—	439,386
Textiles, Apparel & Luxury Goods	2,041,200	—	—	2,041,200
Thrifts & Mortgage Finance	687,562	—	—	687,562
Tobacco	4,140,964	—	—	4,140,964

See accompanying notes to financial statements.

SPDR SSGA Gender Diversity Index ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Trading Companies & Distributors	$560,694	$—	$—	$560,694
Water Utilities	1,619,669	—	—	1,619,669
Wireless Telecommunication Services	249,321	—	—	249,321
Short-Term Investment	186,490	—	—	186,490

TOTAL INVESTMENTS	$270,889,756	$—	$—	$270,889,756

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	239,295	$239,295	3,371,261	3,610,556	—	$—	$350	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	16,100,329	15,913,839	186,490	186,490	1,371	—

TOTAL		$239,295				$186,490	$1,721	$—

See accompanying notes to financial statements.

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016 (Unaudited)

	SPDR Russell 3000 ETF	SPDR Russell 1000 ETF	SPDR Russell 2000 ETF
ASSETS
Investments in unaffiliated issuers, at value* (Note 2)	$382,777,689	$114,894,209	$158,848,315
Investments in affiliated issuers, at value (Note 2)	2,399,553	407,227	4,038,769

Total Investments	385,177,242	115,301,436	162,887,084
Cash at broker	—	—	6,600
Cash	5,110	756	—
Receivable for investments sold	—	—	—
Receivable for fund shares sold	—	—	—
Dividends receivable — unaffiliated issuers (Note 2)	494,696	148,469	199,876
Dividends receivable — affiliated issuers (Note 2)	3,053	901	183
Securities lending income receivable — affiliated issuers	4,146	576	14,748

TOTAL ASSETS	385,684,247	115,452,138	163,108,491

LIABILITIES
Payable upon return of securities loaned	1,215,249	142,131	3,850,055
Payable for investments purchased	—	—	—
Payable to broker — variation margin on open futures contracts	—	—	565
Advisory fee payable (Note 4)	32,819	9,760	13,508

TOTAL LIABILITIES	1,248,068	151,891	3,864,128

NET ASSETS	$384,436,179	$115,300,247	$159,244,363

NET ASSETS CONSIST OF:
Paid-In Capital (Note 7)	$353,843,504	$94,182,545	$149,579,134
Undistributed (distribution in excess of) net investment income (loss)	202,660	(72,507)	(188,734)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(795,567)	(654,101)	(1,346,235)
Net unrealized appreciation (depreciation) on:
Investments	31,185,582	21,844,310	11,202,002
Futures contracts	—	—	(1,804)

NET ASSETS	$384,436,179	$115,300,247	$159,244,363

NET ASSET VALUE PER SHARE
Net asset value per share	$167.14	$104.82	$79.62

Shares outstanding (unlimited amount authorized, $0.01 par value)	2,300,036	1,100,000	2,000,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$351,683,441	$93,085,270	$147,646,313
Investments in affiliated issuers	2,308,219	371,856	4,038,769

Total cost of investments	$353,991,660	$93,457,126	$151,685,082

* Includes investments in securities on loan, at value	$10,306,409	$2,672,425	$11,956,620

See accompanying notes to financial statements.

SPDR Russell 1000 Yield Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Low Volatility Focus ETF	SPDR S&P 500 Buyback ETF	SPDR S&P 500 Growth ETF	SPDR S&P 500 Value ETF	SPDR S&P 500 High Dividend ETF

$378,579,283	$394,948,490	$404,349,111	$7,844,801	$671,794,000	$288,891,856	$93,641,699
394,411	426,809	334,746	12,043	1,127,050	1,175,679	171,560

378,973,694	395,375,299	404,683,857	7,856,844	672,921,050	290,067,535	93,813,259
—	—	—	—	—	—	—
6,880	1,168	3,312	—	4,648	6,931	10,515
—	—	7,125	—	—	—	—
—	—	—	—	—	—	234
914,243	497,012	663,356	7,085	768,677	404,739	220,203
1,331	327	907	7	467	4,713	157
—	—	—	—	3,138	343	—

379,896,148	395,873,806	405,358,557	7,863,936	673,697,980	290,484,261	94,044,368

—	—	—	—	283,500	54,859	—
—	298,969	294,434	—	—	—	—
—	—	—	—	—	—	—
66,705	65,781	70,160	2,373	87,762	36,725	8,238

66,705	364,750	364,594	2,373	371,262	91,584	8,238

$379,829,443	$395,509,056	$404,993,963	$7,861,563	$673,326,718	$290,392,677	$94,036,130

$335,428,454	$364,143,358	$368,050,118	$8,030,972	$631,906,351	$256,440,743	$91,236,117
(88,943)	(305,225)	(78,954)	(1,397)	(4,092)	(173,676)	(273,817)
396,247	(3,977,590)	(67,144)	(586,829)	(45,912,106)	7,370,489	(108,537)

44,093,685	35,648,513	37,089,943	418,817	87,336,565	26,755,121	3,182,367
—	—	—	—	—	—	—

$379,829,443	$395,509,056	$404,993,963	$7,861,563	$673,326,718	$290,392,677	$94,036,130

$67.23	$64.84	$65.85	$52.41	$105.21	$109.55	$34.83

5,650,000	6,100,000	6,150,000	150,000	6,400,027	2,650,716	2,700,000

$334,485,598	$359,311,546	$367,259,168	$7,425,984	$584,457,435	$262,187,990	$90,459,332
394,411	415,240	334,746	12,043	1,127,050	1,124,424	171,560

$334,880,009	$359,726,786	$367,593,914	$7,438,027	$585,584,485	$263,312,414	$90,630,892

$—	$—	$—	$—	$6,023,953	$2,461,607	$—

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

December 31, 2016 (Unaudited)

	SPDR S&P 500 Fossil Fuel Reserves Free ETF	SPDR S&P 1000 ETF	SPDR S&P 400 Mid Cap Growth ETF
ASSETS
Investments in unaffiliated issuers, at value* (Note 2)	$112,073,840	$150,313,451	$470,510,101
Investments in affiliated issuers, at value (Note 2)	281,991	1,436,857	4,017,474

Total Investments	112,355,831	151,750,308	474,527,575
Foreign currency, at value	—	—	—
Cash	127	—	—
Receivable for investments sold	—	—	—
Receivable for fund shares sold	—	—	2,508
Dividends and interest receivable — unaffiliated issuers (Note 2)	148,633	187,464	610,557
Dividends receivable — affiliated issuers (Note 2)	95	237	278
Securities lending income receivable — affiliated issuers	—	2,609	7,249
Receivable from Adviser (Note 4)	4,800	—	—
Receivable for foreign taxes recoverable	—	—	—

TOTAL ASSETS	112,509,486	151,940,618	475,148,167

LIABILITIES
Payable upon return of securities loaned	—	1,312,887	3,600,941
Payable for fund shares repurchased	—	—	—
Advisory fee payable (Note 4)	23,999	13,287	57,363
Accrued Trustees’ fees and expenses (Note 5)	—	—	—
Accrued expenses and other liabilities	—	—	—

TOTAL LIABILITIES	23,999	1,326,174	3,658,304

NET ASSETS	$112,485,487	$150,614,444	$471,489,863

NET ASSETS CONSIST OF:
Paid-In Capital (Note 7)	$104,011,658	$136,823,021	$432,413,225
Undistributed (distribution in excess of) net investment income (loss)	(41,510)	(28,658)	(21,656)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(21,876)	1,161,465	(9,535,278)
Net unrealized appreciation (depreciation) on:
Investments	8,537,215	12,658,616	48,633,572
Foreign currency transactions	—	—	—

NET ASSETS	$112,485,487	$150,614,444	$471,489,863

NET ASSET VALUE PER SHARE
Net asset value per share	$53.56	$88.60	$132.81

Shares outstanding (unlimited amount authorized, $0.01 par value)	2,100,000	1,700,000	3,550,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$103,566,130	$137,654,835	$421,876,529
Investments in affiliated issuers	252,486	1,436,857	4,017,474

Total cost of investments	$103,818,616	$139,091,692	$425,894,003

Foreign currency, at cost.	$—	$—	$—

* Includes investments in securities on loan, at value	$—	$8,278,831	$28,513,198

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF	SPDR S&P 600 Small Cap ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF	SPDR Global Dow ETF	SPDR Dow Jones REIT ETF	SPDR S&P Bank ETF

$370,942,552	$638,008,429	$1,079,001,848	$903,063,669	$80,306,631	$3,302,619,051	$3,282,551,707
3,033,208	7,868,313	16,390,647	10,848,542	38,292	10,103,710	4,280,866

373,975,760	645,876,742	1,095,392,495	913,912,211	80,344,923	3,312,722,761	3,286,832,573
—	—	—	—	40,642	—	—
—	—	55,052	33,068	—	—	8,974
—	—	—	—	3,468,042	—	—
—	—	—	—	—	—	—
366,564	788,491	915,614	1,498,136	97,042	15,120,515	3,980,064
362	1,619	988	1,230	53	5,227	2,574
3,447	19,160	40,782	14,475	233	9,157	5,218
—	—	—	—	—	—	—
—	—	—	—	87,838	—	—

374,346,133	646,686,012	1,096,404,931	915,459,120	84,038,773	3,327,857,660	3,290,829,403

2,797,902	7,517,203	14,626,935	10,598,607	1,254	3,902,037	—
—	—	—	—	3,495,331	—	4,165
46,114	79,353	133,306	111,374	35,529	696,892	972,969
—	—	—	—	—	—	8,801
—	—	—	—	1,333	—	—

2,844,016	7,596,556	14,760,241	10,709,981	3,533,447	4,598,929	985,935

$371,502,117	$639,089,456	$1,081,644,690	$904,749,139	$80,505,326	$3,323,258,731	$3,289,843,468

$333,209,194	$530,510,900	$916,280,496	$787,921,630	$110,334,394	$3,177,164,964	$3,643,703,763
(412,787)	(188,275)	(1,178,558)	(476,176)	44,408	613,460	(1,504,949)
12,173,180	(967,775)	(6,659,422)	45,124,287	(32,561,345)	(321,178,981)	(917,150,968)

26,532,530	109,734,606	173,202,174	72,179,398	2,696,743	466,659,288	564,795,622
—	—	—	—	(8,874)	—	—

$371,502,117	$639,089,456	$1,081,644,690	$904,749,139	$80,505,326	$3,323,258,731	$3,289,843,468

$94.05	$120.58	$208.01	$119.03	$69.98	$93.27	$43.49

3,950,000	5,300,023	5,200,007	7,601,051	1,150,464	35,631,617	75,652,118

$344,410,022	$528,273,823	$905,799,674	$830,884,271	$77,609,888	$2,835,959,763	$2,717,756,085
3,033,208	7,868,313	16,390,647	10,848,542	38,292	10,103,710	4,280,866

$347,443,230	$536,142,136	$922,190,321	$841,732,813	$77,648,180	$2,846,063,473	$2,722,036,951

$—	$—	$—	$—	$41,518	$—	$—

$12,482,093	$50,429,855	$77,363,571	$46,929,593	$1,214,420	$72,529,419	$84,643,341

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

December 31, 2016 (Unaudited)

	SPDR S&P Capital Markets ETF	SPDR S&P Insurance ETF	SPDR S&P Regional Banking ETF
ASSETS
Investments in unaffiliated issuers, at value* (Note 2)	$78,782,328	$855,732,549	$3,524,080,268
Investments in affiliated issuers, at value (Note 2)	3,042,500	1,121,037	9,702,004

Total Investments	81,824,828	856,853,586	3,533,782,272
Cash	—	—	688,237
Receivable for fund shares sold	—	—	16,148
Dividends receivable — unaffiliated issuers (Note 2)	116,331	1,240,787	4,325,698
Dividends receivable — affiliated issuers (Note 2)	117	719	2,428
Securities lending income receivable — affiliated issuers	1,136	73	12,206
Receivable for foreign taxes recoverable	—	—	—

TOTAL ASSETS	81,942,412	858,095,165	3,538,826,989

LIABILITIES
Payable upon return of securities loaned	1,203,893	—	8,738,477
Payable for investments purchased	—	—	90
Payable for fund shares repurchased	—	—	—
Advisory fee payable (Note 4)	23,984	254,795	1,014,848
Accrued Trustees’ fees and expenses (Note 5)	548	—	8,974

TOTAL LIABILITIES	1,228,425	254,795	9,762,389

NET ASSETS	$80,713,987	$857,840,370	$3,529,064,600

NET ASSETS CONSIST OF:
Paid-In Capital (Note 7)	$177,733,643	$833,328,598	$3,749,761,826
Undistributed (distribution in excess of) net investment income (loss)	34,843	(1,176,538)	(2,647,142)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(100,834,562)	(56,523,845)	(675,815,518)
Net unrealized appreciation (depreciation) on:
Investments	3,780,063	82,212,155	457,765,434

NET ASSETS	$80,713,987	$857,840,370	$3,529,064,600

NET ASSET VALUE PER SHARE
Net asset value per share	$44.84	$82.88	$55.53

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,800,000	10,350,000	63,552,585

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$75,268,495	$773,520,394	$3,066,314,834
Investments in affiliated issuers	2,776,270	1,121,037	9,702,004

Total cost of investments	$78,044,765	$774,641,431	$3,076,016,838

* Includes investments in securities on loan, at value	$1,155,738	$—	$40,157,924

See accompanying notes to financial statements.

SPDR Morgan Stanley Technology ETF	SPDR S&P Dividend ETF	SPDR S&P Aerospace & Defense ETF	SPDR S&P Biotech ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Homebuilders ETF

$562,385,424	$14,547,812,361	$502,937,552	$2,455,711,570	$74,601,458	$102,256,020	$1,115,808,285
2,910,960	498,269,093	947,278	248,224,531	247,872	103,948	47,847,512

565,296,384	15,046,081,454	503,884,830	2,703,936,101	74,849,330	102,359,968	1,163,655,797
—	—	—	—	—	—	—
—	1,362	—	3,704	—	—	—
396,355	25,302,951	169,248	—	28,830	32,904	913,991
688	24,873	383	310	65	62	439
19,248	234,215	1,682	577,422	5,353	688	17,724
17,721	—	—	—	—	—	—

565,730,396	15,071,644,855	504,056,143	2,704,517,537	74,883,578	102,393,622	1,164,587,951

2,613,757	107,866,945	—	247,199,795	183,715	—	46,906,387
—	—	—	—	—	—	—
—	—	156	—	—	—	3,743
167,749	4,502,001	145,791	789,177	22,190	31,165	338,322
—	—	—	5,068	—	—	7,215

2,781,506	112,368,946	145,947	247,994,040	205,905	31,165	47,255,667

$562,948,890	$14,959,275,909	$503,910,196	$2,456,523,497	$74,677,673	$102,362,457	$1,117,332,284

$448,610,471	$11,623,404,543	$485,387,427	$4,024,610,205	$73,913,314	$135,307,218	$1,885,849,260
119,670	(9,732,674)	(1,173,145)	(25,980)	(8,600)	116,450	556,499
7,278,454	60,455,000	(9,896,149)	(1,018,366,743)	(617,266)	(13,527,504)	(656,404,621)

106,940,295	3,285,149,040	29,592,063	(549,693,985)	1,390,225	(19,533,707)	(112,668,854)

$562,948,890	$14,959,275,909	$503,910,196	$2,456,523,497	$74,677,673	$102,362,457	$1,117,332,284

$60.53	$85.46	$63.38	$59.19	$49.79	$52.49	$33.86

9,300,012	175,053,658	7,950,000	41,500,000	1,500,000	1,950,000	33,000,016

$455,445,129	$11,355,373,906	$473,345,489	$3,005,405,555	$73,211,233	$121,789,727	$1,228,477,139
2,910,960	405,558,508	947,278	248,224,531	247,872	103,948	47,847,512

$458,356,089	$11,760,932,414	$474,292,767	$3,253,630,086	$73,459,105	$121,893,675	$1,276,324,651

$54,397,055	$794,319,345	$14,034,423	$443,106,611	$14,906,805	$8,629,925	$102,167,470

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

December 31, 2016 (Unaudited)

	SPDR S&P Internet ETF	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF
ASSETS
Investments in unaffiliated issuers, at value* (Note 2)	$5,696,849	$772,994,954	$312,462,006
Investments in affiliated issuers, at value (Note 2)	15,034	61,312,742	13,099,987

Total Investments	5,711,883	834,307,696	325,561,993
Cash	—	—	—
Receivable for investments sold	—	—	—
Receivable for fund shares sold	—	—	—
Dividends receivable — unaffiliated issuers (Note 2)	299	415,073	108,187
Dividends receivable — affiliated issuers (Note 2)	18	532	140
Securities lending income receivable — affiliated issuers	—	33,249	22,944

TOTAL ASSETS	5,712,200	834,756,550	325,693,264

LIABILITIES
Due to custodian (Note 4)	—	—	—
Payable upon return of securities loaned	—	44,642,333	12,937,491
Payable for investments purchased	—	—	—
Payable for fund shares repurchased	—	823	74
Advisory fee payable (Note 4)	1,743	282,410	89,678
Accrued Trustees’ fees and expenses (Note 5)	—	—	—

TOTAL LIABILITIES	1,743	44,925,566	13,027,243

NET ASSETS	$5,710,457	$789,830,984	$312,666,021

NET ASSETS CONSIST OF:
Paid-In Capital (Note 7)	$4,999,856	$2,068,548,735	$589,991,329
Undistributed (distribution in excess of) net investment income (loss)	(1,992)	(436,696)	(1,562)
Accumulated net realized gain (loss) on investments and foreign currency transactions	163,824	(1,268,652,975)	(276,397,371)
Net unrealized appreciation (depreciation) on:
Investments	548,769	(9,628,080)	(926,375)

NET ASSETS	$5,710,457	$789,830,984	$312,666,021

NET ASSET VALUE PER SHARE
Net asset value per share	$57.10	$30.44	$22.33

Shares outstanding (unlimited amount authorized, $0.01 par value)	100,000	25,950,230	14,000,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$5,148,080	$783,321,024	$313,388,381
Investments in affiliated issuers	15,034	60,614,752	13,099,987

Total cost of investments	$5,163,114	$843,935,776	$326,488,368

* Includes investments in securities on loan, at value	$—	$50,391,057	$54,542,557

See accompanying notes to financial statements.

SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Pharmaceuticals ETF	SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Technology Hardware ETF	SPDR S&P Telecom ETF

$2,360,801,532	$466,669,508	$442,206,379	$288,507,884	$51,691,392	$6,265,550	$51,868,130
14,188,976	18,260,955	3,914,658	10,795,190	744,319	2,254	1,475,652

2,374,990,508	484,930,463	446,121,037	299,303,074	52,435,711	6,267,804	53,343,782
—	1,995,002	122,595	—	—	—	—
—	—	—	—	—	—	97,747
—	—	32,111	—	—	—	—
470,982	175,801	340,745	97,137	17,050	8,181	40,583
828	331	262	247	50	10	34
46,669	62,266	64,025	20,314	1,594	—	4,658

2,375,508,987	487,163,863	446,680,775	299,420,772	52,454,405	6,275,995	53,486,804

—	—	—	—	—	—	97,747
13,164,845	18,011,400	3,301,163	10,511,054	663,016	—	1,361,837
—	1,995,002	—	—	—	—	—
2,203	—	—	—	—	—	—
755,391	139,925	163,758	81,835	15,577	1,888	14,041
—	4,752	5,186	—	—	—	—

13,922,439	20,151,079	3,470,107	10,592,889	678,593	1,888	1,473,625

$2,361,586,548	$467,012,784	$443,210,668	$288,827,883	$51,775,812	$6,274,107	$52,013,179

$4,223,465,925	$696,619,632	$835,789,290	$313,648,533	$46,308,722	$5,000,000	$54,099,265
338,891	(379,531)	459,579	(44,581)	(14,713)	(492)	(32,219)
(1,691,637,479)	(120,557,972)	(295,998,205)	(43,824,688)	(576,049)	83,668	(5,439,971)

(170,580,789)	(108,669,345)	(97,039,996)	19,048,619	6,057,852	1,190,931	3,386,104

$2,361,586,548	$467,012,784	$443,210,668	$288,827,883	$51,775,812	$6,274,107	$52,013,179

$41.43	$39.08	$44.10	$56.08	$54.50	$62.74	$69.35

57,000,000	11,950,270	10,050,226	5,150,000	950,000	100,000	750,000

$2,531,382,321	$575,338,853	$539,246,375	$269,459,265	$45,633,540	$5,074,619	$48,482,026
14,188,976	18,260,955	3,914,658	10,795,190	744,319	2,254	1,475,652

$2,545,571,297	$593,599,808	$543,161,033	$280,254,455	$46,377,859	$5,076,873	$49,957,678

$119,265,211	$55,441,018	$23,563,044	$28,579,584	$8,758,339	$—	$10,825,889

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

December 31, 2016 (Unaudited)

	SPDR S&P Transportation ETF	SPDR S&P 1500 Value Tilt ETF	SPDR S&P 1500 Momentum Tilt ETF
ASSETS
Investments in unaffiliated issuers, at value* (Note 2)	$288,543,140	$8,800,821	$18,695,548
Investments in affiliated issuers, at value (Note 2)	1,000,193	34,116	49,654

Total Investments	289,543,333	8,834,937	18,745,202
Cash	6,325	8	36
Receivable for investments sold	—	—	—
Receivable for fund shares sold	—	—	—
Dividends receivable — unaffiliated issuers (Note 2)	92,494	6,475	24,551
Dividends receivable — affiliated issuers (Note 2)	231	7	24
Securities lending income receivable — affiliated issuers	3,182	34	114

TOTAL ASSETS	289,645,565	8,841,461	18,769,927

LIABILITIES
Payable upon return of securities loaned	—	6,709	18,568
Payable for investments purchased	822,902	—	—
Advisory fee payable (Note 4)	84,147	512	1,921
Accrued Trustees’ fees and expenses (Note 5)	1,089	123	—

TOTAL LIABILITIES	908,138	7,344	20,489

NET ASSETS	$288,737,427	$8,834,117	$18,749,438

NET ASSETS CONSIST OF:
Paid-In Capital (Note 7)	$313,025,509	$8,481,726	$17,306,598
Undistributed (distribution in excess of) net investment income (loss)	1,385	(376)	96,005
Accumulated net realized gain (loss) on investments and foreign currency transactions	(25,888,905)	(4,806)	(994,309)
Net unrealized appreciation (depreciation) on:
Investments	1,599,438	357,573	2,341,144

NET ASSETS	$288,737,427	$8,834,117	$18,749,438

NET ASSET VALUE PER SHARE
Net asset value per share	$53.97	$88.34	$93.75

Shares outstanding (unlimited amount authorized, $0.01 par value)	5,350,000	100,000	200,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$286,943,702	$8,443,754	$16,356,094
Investments in affiliated issuers	1,000,193	33,610	47,964

Total cost of investments	$287,943,895	$8,477,364	$16,404,058

* Includes investments in securities on loan, at value	$21,882,670	$514,267	$1,140,961

See accompanying notes to financial statements.

SPDR SSGA US Large Cap Low Volatility Index ETF	SPDR SSGA US Small Cap Low Volatility Index ETF	SPDR MSCI USA StrategicFactors ETF	SPDR Wells Fargo Preferred Stock ETF	SPDR FactSet Innovative Technology ETF	SPDR SSGA Gender Diversity Index ETF

$75,768,823	$190,618,791	$12,913,283	$470,783,077	$11,647,083	$270,703,266
171,480	3,589,696	20,845	28,619,990	29,610	186,490

75,940,303	194,208,487	12,934,128	499,403,067	11,676,693	270,889,756
—	—	3	—	—	—
—	—	—	6,394,306	—	—
—	8	—	—	—	—
112,408	291,459	17,805	1,744,293	917	386,682
124	363	15	1,315	31	1,233
416	4,519	—	38,074	—	—

76,053,251	194,504,836	12,951,951	507,581,055	11,677,641	271,277,671

—	2,841,162	—	10,023,208	—	—
—	—	—	8,448,203	—	—
7,422	18,831	1,655	190,043	4,590	47,828
—	—	—	—	—	—

7,422	2,859,993	1,655	18,661,454	4,590	47,828

$76,045,829	$191,644,843	$12,950,296	$488,919,601	$11,673,051	$271,229,843

$72,239,851	$165,317,105	$12,307,028	$536,065,705	$11,202,771	$258,349,073
(82,306)	(707,724)	(28,664)	(1,489,000)	(51,475)	(154,311)
1,824,692	15,086,161	(42,586)	(19,926,253)	58,983	347,886

2,063,592	11,949,301	714,518	(25,730,851)	462,772	12,687,195

$76,045,829	$191,644,843	$12,950,296	$488,919,601	$11,673,051	$271,229,843

$80.05	$93.49	$64.75	$41.97	$58.37	$62.35

950,000	2,050,000	200,000	11,650,000	200,000	4,350,000

$73,705,231	$178,669,490	$12,200,407	$495,845,174	$11,184,311	$258,016,071
171,480	3,589,696	19,203	29,288,744	29,610	186,490

$73,876,711	$182,259,186	$12,219,610	$525,133,918	$11,213,921	$258,202,561

$3,821,735	$36,105,089	$—	$9,780,143	$—	$—

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2016 (Unaudited)

	SPDR Russell 3000 ETF	SPDR Russell 1000 ETF	SPDR Russell 2000 ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$3,694,858	$1,136,467	$981,966
Dividend income — affiliated issuers (Notes 2 and 4)	7,061	1,970	2,846
Affiliated securities lending income — net (Notes 4 and 9)	39,918	8,234	79,659
Foreign taxes withheld	—	—	(128)

TOTAL INVESTMENT INCOME (LOSS)	3,741,837	1,146,671	1,064,343

EXPENSES
Advisory fee (Note 4)	174,937	52,605	61,893
Trustees’ fees and expenses (Note 5)	3,117	978	944
Miscellaneous expenses	1,581	408	100

TOTAL EXPENSES	179,635	53,991	62,937

NET EXPENSES	179,635	53,991	62,937

NET INVESTMENT INCOME (LOSS)	3,562,202	1,092,680	1,001,406

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	18,870,832	82,051	284,782
Investments — affiliated issuers (Note 4)	18,723	—	—
Futures contracts	—	—	70,852

Net realized gain (loss)	18,889,555	82,051	355,634

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	8,941,613	6,775,462	19,968,179
Investments — affiliated issuers (Note 4)	134,039	45,672	—
Futures contracts	—	—	(3,584)

Net change in unrealized appreciation/depreciation	9,075,652	6,821,134	19,964,595

NET REALIZED AND UNREALIZED GAIN (LOSS)	27,965,207	6,903,185	20,320,229

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$31,527,409	$7,995,865	$21,321,635

See accompanying notes to financial statements.

SPDR Russell 1000 Yield Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Low Volatility Focus ETF	SPDR S&P 500 Buyback ETF	SPDR S&P 500 Growth ETF	SPDR S&P 500 Value ETF	SPDR S&P 500 High Dividend ETF

$6,664,785	$3,772,733	$4,498,445	$70,495	$6,175,182	$3,495,467	$1,121,830
2,310	1,748	1,569	38	2,226	9,516	348
—	—	—	—	18,930	5,805	—
(534)	(959)	—	—	—	—	—

6,666,561	3,773,522	4,500,014	70,533	6,196,338	3,510,788	1,122,178

378,938	365,064	406,223	13,573	522,941	196,903	29,558
3,377	3,251	3,594	195	6,337	2,328	405
452	444	462	14	4,698	541	14

382,767	368,759	410,279	13,782	533,976	199,772	29,977

382,767	368,759	410,279	13,782	533,976	199,772	29,977

6,283,794	3,404,763	4,089,735	56,751	5,662,362	3,311,016	1,092,201

1,485,389	2,994,159	1,328,043	198,434	47,162,167	8,066,789	507,561
—	1,728	—	(4,616)	—	(7,302)	—
—	—	—	—	—	—	—

1,485,389	2,995,887	1,328,043	193,818	47,162,167	8,059,487	507,561

31,493,514	17,768,579	18,461,560	837,302	(16,143,465)	14,537,296	1,210,527
—	14,571	—	9,668	—	257,523	—
—	—	—	—	—	—	—

31,493,514	17,783,150	18,461,560	846,970	(16,143,465)	14,794,819	1,210,527

32,978,903	20,779,037	19,789,603	1,040,788	31,018,702	22,854,306	1,718,088

$39,262,697	$24,183,800	$23,879,338	$1,097,539	$36,681,064	$26,165,322	$2,810,289

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended December 31, 2016 (Unaudited)

	SPDR S&P 500 Fossil Fuel Reserves Free ETF	SPDR S&P 1000 ETF	SPDR S&P 400 Mid Cap Growth ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$1,154,859	$1,065,707	$3,645,205
Dividend income — affiliated issuers (Notes 2 and 4)	2,017	680	1,064
Affiliated securities lending income — net (Notes 4 and 9)	—	30,418	46,126
Foreign taxes withheld	—	(351)	—

TOTAL INVESTMENT INCOME (LOSS)	1,156,876	1,096,454	3,692,395

EXPENSES
Advisory fee (Note 4)	131,243	58,528	315,715
Trustees’ fees and expenses (Note 5)	934	795	3,517
Miscellaneous expenses	84	337	171

TOTAL EXPENSES	132,261	59,660	319,403

Expenses waived/reimbursed by the Adviser (Note 4)	(26,249)	—	—

NET EXPENSES	106,012	59,660	319,403

NET INVESTMENT INCOME (LOSS)	1,050,864	1,036,794	3,372,992

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	829,656	9,719,459	3,924,550
Investments — affiliated issuers (Note 4)	(185)	—	—
Foreign currency transactions	—	—	—

Net realized gain (loss)	829,471	9,719,459	3,924,550

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	6,157,196	7,514,651	24,259,942
Investments — affiliated issuers (Note 4)	53,389	—	—
Foreign currency translations	—	—	—

Net change in unrealized appreciation/depreciation	6,210,585	7,514,651	24,259,942

NET REALIZED AND UNREALIZED GAIN (LOSS)	7,040,056	17,234,110	28,184,492

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$8,090,920	$18,270,904	$31,557,484

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF	SPDR S&P 600 Small Cap ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF	SPDR Global Dow ETF	SPDR Dow Jones REIT ETF	SPDR S&P Bank ETF

$2,975,665	$3,863,988	$5,158,619	$5,737,970	$1,003,814	$89,541,214	$25,004,087
890	2,593	2,580	2,375	152	13,071	10,184
31,301	139,903	302,264	93,682	5,771	98,960	48,161
—	(430)	—	(1,167)	(30,286)	—	(15,461)

3,007,856	4,006,054	5,463,463	5,832,860	979,451	89,653,245	25,046,971

204,774	391,378	627,019	478,766	212,704	4,559,190	4,457,699
2,033	4,213	6,556	4,756	903	33,514	24,824
440	546	812	533	—	4,298	3,562

207,247	396,137	634,387	484,055	213,607	4,597,002	4,486,085

—	—	—	—	(37)	—	—

207,247	396,137	634,387	484,055	213,570	4,597,002	4,486,085

2,800,609	3,609,917	4,829,076	5,348,805	765,881	85,056,243	20,560,886

15,984,328	6,458,648	17,785,599	49,146,572	3,366,443	138,282,276	195,242,540
—	—	—	—	—	—	—
—	—	—	—	(22,301)	—	—

15,984,328	6,458,648	17,785,599	49,146,572	3,344,142	138,282,276	195,242,540

20,190,382	81,861,215	113,455,849	66,243,716	4,431,641	(385,989,250)	733,731,009
—	—	—	—	—	—	—
—	—	—	—	515	—	—

20,190,382	81,861,215	113,455,849	66,243,716	4,432,156	(385,989,250)	733,731,009

36,174,710	88,319,863	131,241,448	115,390,288	7,776,298	(247,706,974)	928,973,549

$38,975,319	$91,929,780	$136,070,524	$120,739,093	$8,542,179	$(162,650,731)	$949,534,435

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended December 31, 2016 (Unaudited)

	SPDR S&P Capital Markets ETF	SPDR S&P Insurance ETF	SPDR S&P Regional Banking ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$1,049,673	$7,355,944	$23,160,663
Dividend income — affiliated issuers (Notes 2 and 4)	17,811	2,124	7,782
Affiliated securities lending income — net (Notes 4 and 9)	16,102	7,208	79,401
Foreign taxes withheld	—	—	(18,407)

TOTAL INVESTMENT INCOME (LOSS)	1,083,586	7,365,276	23,229,439

EXPENSES
Advisory fee (Note 4)	137,050	1,188,807	3,969,189
Trustees’ fees and expenses (Note 5)	1,067	4,976	21,637
Miscellaneous expenses	150	691	3,064

TOTAL EXPENSES	138,267	1,194,474	3,993,890

NET EXPENSES	138,267	1,194,474	3,993,890

NET INVESTMENT INCOME (LOSS)	945,319	6,170,802	19,235,549

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,901,931)	17,278,485	284,833,268
Investments — affiliated issuers (Note 4)	83,005	—	—

Net realized gain (loss)	(2,818,926)	17,278,485	284,833,268

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	18,767,124	90,689,336	619,798,449
Investments — affiliated issuers (Note 4)	795,138	—	—

Net change in unrealized appreciation/depreciation	19,562,262	90,689,336	619,798,449

NET REALIZED AND UNREALIZED GAIN (LOSS)	16,743,336	107,967,821	904,631,717

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$17,688,655	$114,138,623	$923,867,266

See accompanying notes to financial statements.

SPDR Morgan Stanley Technology ETF	SPDR S&P Dividend ETF	SPDR S&P Aerospace & Defense ETF	SPDR S&P Biotech ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Homebuilders ETF

$2,986,774	$229,880,155	$2,362,198	$2,448,809	$150,564	$404,976	$6,053,898
2,597	5,175,175	1,043	3,368	288	571	2,862
479,302	1,020,940	21,424	3,826,192	18,183	69,478	107,785
(3,070)	—	—	—	—	—	—

3,465,603	236,076,270	2,384,665	6,278,369	169,035	475,025	6,164,545

954,324	25,680,558	475,224	4,358,739	118,598	281,572	2,018,092
4,731	120,229	1,789	19,950	592	2,202	16,118
611	17,255	203	2,853	66	287	2,304

959,666	25,818,042	477,216	4,381,542	119,256	284,061	2,036,514

959,666	25,818,042	477,216	4,381,542	119,256	284,061	2,036,514

2,505,937	210,258,228	1,907,449	1,896,827	49,779	190,964	4,128,031

20,308,025	377,433,737	6,532,026	215,764,353	8,801,748	2,780,963	22,302,647
—	4,511,937	—	—	—	—	—

20,308,025	381,945,674	6,532,026	215,764,353	8,801,748	2,780,963	22,302,647

52,423,914	(60,971,308)	21,681,971	(91,096,799)	(9,385,316)	(17,878,574)	(10,608,403)
—	58,179,584	—	—	—	—	—

52,423,914	(2,791,724)	21,681,971	(91,096,799)	(9,385,316)	(17,878,574)	(10,608,403)

72,731,939	379,153,950	28,213,997	124,667,554	(583,568)	(15,097,611)	11,694,244

$75,237,876	$589,412,178	$30,121,446	$126,564,381	$(533,789)	$(14,906,647)	$15,822,275

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended December 31, 2016 (Unaudited)

	SPDR S&P Internet ETF	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$8,354	$4,029,987	$988,093
Dividend income — affiliated issuers (Notes 2 and 4)	52	457,119	805
Affiliated securities lending income — net (Notes 4 and 9)	—	286,852	98,133
Foreign taxes withheld	—	—	(17,780)

TOTAL INVESTMENT INCOME (LOSS)	8,406	4,773,958	1,069,251

EXPENSES
Advisory fee (Note 4)	10,230	1,335,433	423,730
Trustees’ fees and expenses (Note 5)	168	5,934	1,931
Miscellaneous expenses	—	449	259

TOTAL EXPENSES	10,398	1,341,816	425,920

NET EXPENSES	10,398	1,341,816	425,920

NET INVESTMENT INCOME (LOSS)	(1,992)	3,432,142	643,331

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	270,363	155,147,689	(12,102,335)
Investments — affiliated issuers (Note 4)	—	3,508,096	—

Net realized gain (loss)	270,363	158,655,785	(12,102,335)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	283,347	11,761,350	55,653,239
Investments — affiliated issuers (Note 4)	—	3,892,475	—

Net change in unrealized appreciation/depreciation	283,347	15,653,825	55,653,239

NET REALIZED AND UNREALIZED GAIN (LOSS)	553,710	174,309,610	43,550,904

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$551,718	$177,741,752	$44,194,235

See accompanying notes to financial statements.

SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Pharmaceuticals ETF	SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Technology Hardware ETF	SPDR S&P Telecom ETF

$11,677,998	$1,667,230	$4,127,676	$1,260,725	$394,356	$33,727	$235,514
4,186	1,815	1,952	1,189	228	41	165
250,394	328,101	439,779	74,740	13,896	—	18,774
—	—	—	—	—	—	—

11,932,578	1,997,146	4,569,407	1,336,654	408,480	33,768	254,453

3,521,658	888,446	957,949	422,506	87,103	10,428	54,774
16,879	6,908	7,418	1,993	542	168	345
2,261	963	1,036	238	67	—	39

3,540,798	896,317	966,403	424,737	87,712	10,596	55,158

3,540,798	896,317	966,403	424,737	87,712	10,596	55,158

8,391,780	1,100,829	3,603,004	911,917	320,768	23,172	199,295

192,190,378	(1,121,414)	11,308,500	19,985,295	469,291	181,780	515,829
—	—	—	—	—	—	—

192,190,378	(1,121,414)	11,308,500	19,985,295	469,291	181,780	515,829

135,086,398	(29,617,906)	26,073,905	31,753,246	2,952,220	869,799	4,396,585
—	—	—	—	—	—	—

135,086,398	(29,617,906)	26,073,905	31,753,246	2,952,220	869,799	4,396,585

327,276,776	(30,739,320)	37,382,405	51,738,541	3,421,511	1,051,579	4,912,414

$335,668,556	$(29,638,491)	$40,985,409	$52,650,458	$3,742,279	$1,074,751	$5,111,709

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended December 31, 2016 (Unaudited)

	SPDR S&P Transportation ETF	SPDR S&P 1500 Value Tilt ETF	SPDR S&P 1500 Momentum Tilt ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$1,113,863	$50,563	$212,880
Dividend income — affiliated issuers (Notes 2 and 4)	856	118	214
Affiliated securities lending income — net (Notes 4 and 9)	35,349	391	1,559
Foreign taxes withheld	—	(1)	—

TOTAL INVESTMENT INCOME (LOSS)	1,150,068	51,071	214,653

EXPENSES
Advisory fee (Note 4)	376,252	2,575	11,172
Trustees’ fees and expenses (Note 5)	2,248	279	283
Miscellaneous expenses	283	8	21

TOTAL EXPENSES	378,783	2,862	11,476

NET EXPENSES	378,783	2,862	11,476

NET INVESTMENT INCOME (LOSS)	771,285	48,209	203,177

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,088,408	1,875	(27,238)
Investments — affiliated issuers (Note 4)	—	—	(49)
Foreign currency transactions	—	—	—

Net realized gain (loss)	2,088,408	1,875	(27,287)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	39,123,293	404,172	643,499
Investments — affiliated issuers (Note 4)	—	1,621	1,901

Net change in unrealized appreciation/depreciation	39,123,293	405,793	645,400

NET REALIZED AND UNREALIZED GAIN (LOSS)	41,211,701	407,668	618,113

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$41,982,986	$455,877	$821,290

See accompanying notes to financial statements.

SPDR SSGA US Large Cap Low Volatility Index ETF	SPDR SSGA US Small Cap Low Volatility Index ETF	SPDR MSCI USA StrategicFactors ETF	SPDR Wells Fargo Preferred Stock ETF	SPDR FactSet Innovative Technology ETF	SPDR SSGA Gender Diversity Index ETF

$951,827	$2,148,139	$119,921	$15,540,053	$31,886	$3,073,161
450	735	300	494,368	44	1,721
5,254	18,356	—	226,638	—	—
—	(631)	—	—	—	—

957,531	2,166,599	120,221	16,261,059	31,930	3,074,882

45,348	74,913	7,866	1,255,654	22,946	280,467
730	873	178	5,084	185	2,570
49	55	7	1,610	7	357

46,127	75,841	8,051	1,262,348	23,138	283,394

46,127	75,841	8,051	1,262,348	23,138	283,394

911,404	2,090,758	112,170	14,998,711	8,792	2,791,488

3,079,951	16,172,216	(33,706)	13,784	174,132	13,296,867
—	—	63	95,552	—	—
—	—	—	—	3	—

3,079,951	16,172,216	(33,643)	109,336	174,135	13,296,867

(2,938,501)	9,190,845	569,318	(44,725,219)	23,242	(2,255,541)
—	—	2,302	(1,770,209)	—	—

(2,938,501)	9,190,845	571,620	(46,495,428)	23,242	(2,255,541)

141,450	25,363,061	537,977	(46,386,092)	197,377	11,041,326

$1,052,854	$27,453,819	$650,147	$(31,387,381)	$206,169	$13,832,814

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Russell 3000 ETF		SPDR Russell 1000 ETF
	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,562,202	$5,524,832	$1,092,680	$1,679,913
Net realized gain (loss)	18,889,555	13,078,517	82,051	(45,213)
Net change in unrealized appreciation/depreciation	9,075,652	(11,575,204)	6,821,134	1,028,113

Net increase (decrease) in net assets resulting from operations	31,527,409	7,028,145	7,995,865	2,662,813

Net equalization credits and charges (Note 2)	(146,669)	(135,824)	35,019	54,563

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,552,584)	(5,829,503)	(1,163,105)	(1,749,803)
Net realized gains	—	—	—	—

Total distributions to shareholders	(3,552,584)	(5,829,503)	(1,163,105)	(1,749,803)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	71,313,717	130,791,938	15,276,261	19,241,735
Cost of shares redeemed	(56,492,148)	(38,328,610)	—	—
Net income equalization (Note 2)	146,669	135,824	(35,019)	(54,563)

Net increase (decrease) in net assets from beneficial interest transactions	14,968,238	92,599,152	15,241,242	19,187,172

Net increase (decrease) in net assets during the period	42,796,394	93,661,970	22,109,021	20,154,745
Net assets at beginning of period	341,639,785	247,977,815	93,191,226	73,036,481

NET ASSETS AT END OF PERIOD	$384,436,179	$341,639,785	$115,300,247	$93,191,226

Undistributed (distribution in excess of) net investment income (loss)	$202,660	$193,042	$(72,507)	$(2,082)

SHARES OF BENEFICIAL INTEREST:
Shares sold	450,000	850,000	150,000	200,000
Shares redeemed	(350,000)	(250,000)	—	—

Net increase (decrease)	100,000	600,000	150,000	200,000

*	Inception date.

See accompanying notes to financial statements.

SPDR Russell 2000 ETF		SPDR Russell 1000 Yield Focus ETF		SPDR Russell 1000 Momentum Focus ETF
Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	For the Period 12/2/15* - 6/30/16	Six Months Ended 12/31/16 (Unaudited)	For the Period 12/2/15* - 6/30/16

$1,001,406	$1,257,252	$6,283,794	$6,788,181	$3,404,763	$3,624,057
355,634	4,542,380	1,485,389	10,741,246	2,995,887	(6,762,817)
19,964,595	(9,846,581)	31,493,514	12,600,171	17,783,150	17,865,363

21,321,635	(4,046,949)	39,262,697	30,129,598	24,183,800	14,726,603

109,047	85,116	—	28,729	(7,414)	8,436

(1,181,882)	(1,365,440)	(6,757,954)	(6,366,691)	(3,889,340)	(3,435,499)
—	(500,276)	(11,866,661)	—	—	—

(1,181,882)	(1,865,716)	(18,624,615)	(6,366,691)	(3,889,340)	(3,435,499)

51,112,322	78,638,705	—	335,428,454	29,268,559	337,629,630
—	(58,720,026)	—	—	—	(2,974,697)
(109,047)	(85,116)	—	(28,729)	7,414	(8,436)

51,003,275	19,833,563	—	335,399,725	29,275,973	334,646,497

71,252,075	14,006,014	20,638,082	359,191,361	49,563,019	345,946,037
87,992,288	73,986,274	359,191,361	—	345,946,037	—

$159,244,363	$87,992,288	$379,829,443	$359,191,361	$395,509,056	$345,946,037

$(188,734)	$(8,258)	$(88,943)	$385,217	$(305,225)	$179,352

700,000	1,150,000	—	5,650,000	450,000	5,700,000
—	(850,000)	—	—	—	(50,000)

700,000	300,000	—	5,650,000	450,000	5,650,000

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Russell 1000 Low Volatility Focus ETF		SPDR S&P 500 Buyback ETF
	Six Months Ended 12/31/16 (Unaudited)	For the Period 12/2/15* - 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,089,735	$4,557,985	$56,751	$174,614
Net realized gain (loss)	1,328,043	6,462,367	193,818	(1,005,764)
Net change in unrealized appreciation/depreciation	18,461,560	18,628,383	846,970	(204,746)

Net increase (decrease) in net assets resulting from operations	23,879,338	29,648,735	1,097,539	(1,035,896)

Net equalization credits and charges (Note 2)	24,699	45,658	(1,399)	(1,905)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,382,681)	(4,339,058)	(58,148)	(176,917)
Net realized gains	(6,923,104)	—	—	(80,072)

Total distributions to shareholders	(11,305,785)	(4,339,058)	(58,148)	(256,989)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	13,219,684	360,552,240	—	—
Cost of shares redeemed	(6,661,191)	—	(2,409,602)	(4,503,369)
Net income equalization (Note 2)	(24,699)	(45,658)	1,399	1,905

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	6,533,794	360,506,582	(2,408,203)	(4,501,464)

Net increase (decrease) in net assets during the period	19,132,046	385,861,917	(1,370,211)	(5,796,254)
Net assets at beginning of period	385,861,917	—	9,231,774	15,028,028

NET ASSETS AT END OF PERIOD	$404,993,963	$385,861,917	$7,861,563	$9,231,774

Undistributed (distribution in excess of) net investment income (loss)	$(78,954)	$213,992	$(1,397)	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	200,000	6,050,000	—	—
Shares redeemed	(100,000)	—	(50,000)	(100,000)

Net increase (decrease)	100,000	6,050,000	(50,000)	(100,000)

*	Inception date.

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF		SPDR S&P 500 Value ETF		SPDR S&P 500 High Dividend ETF
Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	For the Period 10/21/15* - 6/30/16

$5,662,362	$9,739,546	$3,311,016	$5,863,625	$1,092,201	$371,718
47,162,167	11,194,808	8,059,487	300,174	507,561	34,910
(16,143,465)	7,705,820	14,794,819	2,119,006	1,210,527	1,971,840

36,681,064	28,640,174	26,165,322	8,282,805	2,810,289	2,378,468

(188,209)	144,869	54,895	50,547	259,404	85,439

(5,666,454)	(10,139,943)	(3,484,692)	(5,927,401)	(1,366,018)	(439,728)
—	—	—	—	(357,797)	—

(5,666,454)	(10,139,943)	(3,484,692)	(5,927,401)	(1,723,815)	(439,728)

62,569,600	190,459,434	21,404,001	19,149,439	62,763,362	34,294,692
(131,380,652)	(54,300,497)	—	(5,086,803)	(1,679,411)	(4,367,727)
188,209	(144,869)	(54,895)	(50,547)	(259,404)	(85,439)

(68,622,843)	136,014,068	21,349,106	14,012,089	60,824,547	29,841,526

(37,796,442)	154,659,168	44,084,631	16,418,040	62,170,425	31,865,705
711,123,160	556,463,992	246,308,046	229,890,006	31,865,705	—

$673,326,718	$711,123,160	$290,392,677	$246,308,046	$94,036,130	$31,865,705

$(4,092)	$—	$(173,676)	$—	$(273,817)	$—

600,000	1,950,000	200,000	200,000	1,800,000	1,100,000
(1,250,000)	(550,000)	—	(50,000)	(50,000)	(150,000)

(650,000)	1,400,000	200,000	150,000	1,750,000	950,000

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P 500 Fossil Fuel Reserves Free ETF		SPDR S&P 1000 ETF
	Six Months Ended 12/31/16 (Unaudited)	For the Period 11/30/15* - 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,050,864	$776,055	$1,036,794	$1,160,964
Net realized gain (loss)	829,471	(63,249)	9,719,459	7,778,095
Net change in unrealized appreciation/depreciation	6,210,585	2,326,630	7,514,651	(14,009,881)

Net increase (decrease) in net assets resulting from operations	8,090,920	3,039,436	18,270,904	(5,070,822)

Net equalization credits and charges (Note 2)	3,083	39,449	(36,075)	(41,352)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,093,811)	(775,092)	(1,039,258)	(1,181,544)
Net realized gains	(2,281)	—	(871,357)	(2,720,813)

Total distributions to shareholders	(1,096,092)	(775,092)	(1,910,615)	(3,902,357)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	10,314,227	98,063,252	93,130,185	13
Cost of shares redeemed	(5,151,164)	—	(21,456,150)	(28,508,682)
Net income equalization (Note 2)	(3,083)	(39,449)	36,075	41,352

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	5,159,980	98,023,803	71,710,110	(28,467,317)

Net increase (decrease) in net assets during the period	12,157,891	100,327,596	88,034,324	(37,481,848)
Net assets at beginning of period	100,327,596	—	62,580,120	100,061,968

NET ASSETS AT END OF PERIOD	$112,485,487	$100,327,596	$150,614,444	$62,580,120

Undistributed (distribution in excess of) net investment income (loss)	$(41,510)	$1,437	$(28,658)	$(26,194)

SHARES OF BENEFICIAL INTEREST:
Shares sold	200,000	2,000,000	1,150,000	—
Shares redeemed	(100,000)	—	(250,000)	(350,000)

Net increase (decrease)	100,000	2,000,000	900,000	(350,000)

*	Inception date.

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Growth ETF		SPDR S&P 400 Mid Cap Value ETF		SPDR S&P 600 Small Cap ETF
Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16

$3,372,992	$3,316,759	$2,800,609	$3,120,210	$3,609,917	$5,844,981
3,924,550	4,744,704	15,984,328	(815,055)	6,458,648	21,994,042
24,259,942	(5,027,949)	20,190,382	3,923,607	81,861,215	(26,410,555)

31,557,484	3,033,514	38,975,319	6,228,762	91,929,780	1,428,468

152,150	103,419	221,175	214,770	72,241	102,080

(3,394,648)	(3,696,754)	(3,213,396)	(3,333,384)	(3,798,192)	(6,058,308)
—	(4,000,844)	—	(3,565,591)	(14,212,446)	(8,875,886)

(3,394,648)	(7,697,598)	(3,213,396)	(6,898,975)	(18,010,638)	(14,934,194)

135,536,814	151,560,938	132,629,076	95,155,158	121,778,769	61,124,087
(37,469,191)	(45,476,314)	(4,230,565)	(11,390,315)	—	(15,572,359)
(152,150)	(103,419)	(221,175)	(214,770)	(72,241)	(102,080)

97,915,473	105,981,205	128,177,336	83,550,073	121,706,528	45,449,648

126,230,459	101,420,540	164,160,434	83,094,630	195,697,911	32,046,002
345,259,404	243,838,864	207,341,683	124,247,053	443,391,545	411,345,543

$471,489,863	$345,259,404	$371,502,117	$207,341,683	$639,089,456	$443,391,545

$(21,656)	$—	$(412,787)	$—	$(188,275)	$—

1,050,000	1,250,000	1,500,000	1,200,000	1,050,000	600,000
(300,000)	(400,000)	(50,000)	(150,000)	—	(150,000)

750,000	850,000	1,450,000	1,050,000	1,050,000	450,000

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P 600 Small Cap Growth ETF		SPDR S&P 600 Small Cap Value ETF
	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,829,076	$7,789,937	$5,348,805	$6,756,663
Net realized gain (loss)	17,785,599	18,417,719	49,146,572	21,472,960
Net change in unrealized appreciation/depreciation	113,455,849	(26,898,586)	66,243,716	(18,905,681)

Net increase (decrease) in net assets resulting from operations	136,070,524	(690,930)	120,739,093	9,323,942

Net equalization credits and charges (Note 2)	420,790	215,656	609,942	246,266

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,007,634)	(8,471,086)	(5,824,981)	(6,995,261)
Net realized gains	—	(26,591,181)	(7,226,904)	(19,555,634)

Total distributions to shareholders	(6,007,634)	(35,062,267)	(13,051,885)	(26,550,895)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	265,451,955	240,464,199	295,694,307	178,794,465
Cost of shares redeemed	—	(78,605,223)	—	(52,777,405)
Net income equalization (Note 2)	(420,790)	(215,656)	(609,942)	(246,266)

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	265,031,165	161,643,320	295,084,365	125,770,794

Net increase (decrease) in net assets during the period	395,514,845	126,105,779	403,381,515	108,790,107
Net assets at beginning of period	686,129,845	560,024,066	501,367,624	392,577,517

NET ASSETS AT END OF PERIOD	$1,081,644,690	$686,129,845	$904,749,139	$501,367,624

Undistributed (distribution in excess of) net investment income (loss)	$(1,178,558)	$—	$(476,176)	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	1,350,000	1,350,000	2,600,000	1,850,000
Shares redeemed	—	(450,000)	—	(550,000)

Net increase (decrease)	1,350,000	900,000	2,600,000	1,300,000

See accompanying notes to financial statements.

SPDR Global Dow ETF		SPDR Dow Jones REIT ETF		SPDR S&P Bank ETF
Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16

$765,881	$2,265,415	$85,056,243	$100,468,470	$20,560,886	$45,820,065
3,344,142	746,142	138,282,276	115,730,292	195,242,540	169,474,946
4,432,156	(9,569,583)	(385,989,250)	462,980,430	733,731,009	(638,402,125)

8,542,179	(6,558,026)	(162,650,731)	679,179,192	949,534,435	(423,107,114)

(43,087)	(47,817)	(1,994,253)	961,476	809,572	(1,185,765)

(826,625)	(2,263,923)	(84,442,783)	(125,941,984)	(24,243,672)	(45,203,374)
—	—	—	—	—	—

(826,625)	(2,263,923)	(84,442,783)	(125,941,984)	(24,243,672)	(45,203,374)

—	—	227,158,496	686,871,203	1,695,743,134	1,965,526,030
(13,730,817)	(12,684,256)	(473,327,614)	(286,617,424)	(1,372,361,118)	(2,479,488,429)
43,087	47,817	1,994,253	(961,476)	(809,572)	1,185,765

(13,687,730)	(12,636,439)	(244,174,865)	399,292,303	322,572,444	(512,776,634)

(6,015,263)	(21,506,205)	(493,262,632)	953,490,987	1,248,672,779	(982,272,887)
86,520,589	108,026,794	3,816,521,363	2,863,030,376	2,041,170,689	3,023,443,576

$80,505,326	$86,520,589	$3,323,258,731	$3,816,521,363	$3,289,843,468	$2,041,170,689

$44,408	$105,152	$613,460	$—	$(1,504,949)	$2,177,837

—	—	2,350,000	7,650,000	46,250,000	60,550,000
(200,000)	(200,000)	(5,100,000)	(3,200,000)	(37,500,000)	(77,000,000)

(200,000)	(200,000)	(2,750,000)	4,450,000	8,750,000	(16,450,000)

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Capital Markets ETF		SPDR S&P Insurance ETF
	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$945,319	$2,409,006	$6,170,802	$9,676,736
Net realized gain (loss)	(2,818,926)	(11,027,343)	17,278,485	21,710,681
Net change in unrealized appreciation/depreciation	19,562,262	(30,290,925)	90,689,336	(17,155,718)

Net increase (decrease) in net assets resulting from operations	17,688,655	(38,909,262)	114,138,623	14,231,699

Net equalization credits and charges (Note 2)	(47,693)	222,972	645,020	230,778

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(910,476)	(2,749,331)	(7,347,340)	(9,742,845)
Net realized gains	—	—	—	—

Total distributions to shareholders	(910,476)	(2,749,331)	(7,347,340)	(9,742,845)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	7,950,026	52,586,822	400,248,704	677,032,936
Cost of shares redeemed	(29,012,146)	(103,339,310)	(243,202,635)	(465,442,597)
Net income equalization (Note 2)	47,693	(222,972)	(645,020)	(230,778)

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(21,014,427)	(50,975,460)	156,401,049	211,359,561

Voluntary contribution from Adviser	—	—	—	—
Net increase (decrease) in net assets during the period	(4,283,941)	(92,411,081)	263,837,352	216,079,193
Net assets at beginning of period	84,997,928	177,409,009	594,003,018	377,923,825

NET ASSETS AT END OF PERIOD	$80,713,987	$84,997,928	$857,840,370	$594,003,018

Undistributed (distribution in excess of) net investment income (loss)	$34,843	$—	$(1,176,538)	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	200,000	1,350,000	5,150,000	9,600,000
Shares redeemed	(750,000)	(2,500,000)	(3,150,000)	(6,800,000)

Net increase (decrease)	(550,000)	(1,150,000)	2,000,000	2,800,000

(a)	On September 8, 2015, the SPDR Morgan Stanley Technology ETF underwent a 2-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 12.

See accompanying notes to financial statements.

SPDR S&P Regional Banking ETF		SPDR Morgan Stanley Technology ETF		SPDR S&P Dividend ETF
Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16(a)	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16

$19,235,549	$42,209,053	$2,505,937	$4,250,630	$210,258,228	$334,323,209
284,833,268	(244,333,339)	20,308,025	25,994,641	381,945,674	839,688,675
619,798,449	(222,548,155)	52,423,914	(7,102,498)	(2,791,724)	817,082,036

923,867,266	(424,672,441)	75,237,876	23,142,773	589,412,178	1,991,093,920

1,854,407	354,237	(1,118)	8,261	1,303,353	1,489,698

(21,882,691)	(43,313,492)	(2,386,267)	(4,299,227)	(219,990,902)	(337,678,886)
—	—	—	—	(103,446,599)	(448,199,837)

(21,882,691)	(43,313,492)	(2,386,267)	(4,299,227)	(323,437,501)	(785,878,723)

5,821,034,369	6,915,682,618	24,057,600	71,074,568	1,478,340,738	1,954,488,107
(4,808,987,251)	(7,588,199,300)	(23,437,284)	(13,060,754)	(794,600,746)	(2,075,657,825)
(1,854,407)	(354,237)	1,118	(8,261)	(1,303,353)	(1,489,698)

1,010,192,711	(672,870,919)	621,434	58,005,553	682,436,639	(122,659,416)

—	—	—	512,060	—	—
1,914,031,693	(1,140,502,615)	73,471,925	77,369,420	949,714,669	1,084,045,479
1,615,032,907	2,755,535,522	489,476,965	412,107,545	14,009,561,240	12,925,515,761

$3,529,064,600	$1,615,032,907	$562,948,890	$489,476,965	$14,959,275,909	$14,009,561,240

$(2,647,142)	$—	$119,670	$—	$(9,732,674)	$—

126,850,000	172,900,000	400,000	1,350,000	17,500,000	25,050,000
(105,300,000)	(193,300,000)	(400,000)	(250,000)	(9,400,000)	(27,650,000)

21,550,000	(20,400,000)	—	1,100,000	8,100,000	(2,600,000)

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Aerospace & Defense ETF		SPDR S&P Biotech ETF
	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16(a)	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16(b)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,907,449	$1,179,742	$1,896,827	$9,503,924
Net realized gain (loss)	6,532,026	5,991,111	215,764,353	(532,601,135)
Net change in unrealized appreciation/depreciation	21,681,971	(6,135,405)	(91,096,799)	(480,371,832)

Net increase (decrease) in net assets resulting from operations	30,121,446	1,035,448	126,564,381	(1,003,469,043)

Net equalization credits and charges (Note 2)	1,138,970	1,388	(17,524)	(256,280)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,080,594)	(1,208,373)	(1,922,807)	(9,602,797)
Net realized gains	—	(2,266,620)	—	—

Total distributions to shareholders	(3,080,594)	(3,474,993)	(1,922,807)	(9,602,797)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	377,670,920	96,204,024	5,430,980,722	9,862,806,087
Cost of shares redeemed	(82,298,947)	(72,194,674)	(4,972,931,556)	(9,726,381,392)
Net income equalization (Note 2)	(1,138,970)	(1,388)	17,524	256,280

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	294,233,003	24,007,962	458,066,690	136,680,975

Net increase (decrease) in net assets during the period	322,412,825	21,569,805	582,690,740	(876,647,145)
Net assets at beginning of period	181,497,371	159,927,566	1,873,832,757	2,750,479,902

NET ASSETS AT END OF PERIOD	$503,910,196	$181,497,371	$2,456,523,497	$1,873,832,757

Undistributed (distribution in excess of) net investment income (loss)	$(1,173,145)	$—	$(25,980)	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	6,050,000	1,800,000	86,900,000	160,350,000
Shares redeemed	(1,350,000)	(1,350,000)	(80,000,000)	(158,450,000)

Net increase (decrease)	4,700,000	450,000	6,900,000	1,900,000

(a)	On September 8, 2015, the SPDR S&P Aerospace & Defense ETF underwent a 2-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	On September 8, 2015, the SPDR S&P Biotech ETF underwent a 3-for-1 share split. The capital share activity presented here have been retroactively adjusted to reflect this split. See Note 12.
(c)	On September 8, 2015, the SPDR S&P Health Care Equipment ETF underwent a 2-for-1 share split. The capital share activity presented here have been retroactively adjusted to reflect this split. See Note 12.
(d)	On September 8, 2015, the SPDR S&P Health Care Services ETF underwent a 2-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 12.

See accompanying notes to financial statements.

SPDR S&P Health Care Equipment ETF		SPDR S&P Health Care Services ETF		SPDR S&P Homebuilders ETF
Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16(c)	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16(d)	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16

$49,779	$136,756	$190,964	$497,012	$4,128,031	$9,559,963
8,801,748	3,981,204	2,780,963	(625,130)	22,302,647	(88,503,871)
(9,385,316)	(1,260,733)	(17,878,574)	(20,862,192)	(10,608,403)	(105,426,456)

(533,789)	2,857,227	(14,906,647)	(20,990,310)	15,822,275	(184,370,364)

(246)	889	(68,838)	(6,462)	(94,008)	(67,491)

(60,429)	(143,788)	(183,167)	(450,122)	(4,044,933)	(9,451,690)
—	(3,538,969)	—	(1,474,070)	—	—

(60,429)	(3,682,757)	(183,167)	(1,924,192)	(4,044,933)	(9,451,690)

54,050,104	11,295,091	5,305,238	180,588,036	812,409,529	2,825,613,988
(26,142,680)	(10,131,700)	(171,394,613)	(70,760,745)	(947,005,975)	(3,148,660,928)
246	(889)	68,838	6,462	94,008	67,491

27,907,670	1,162,502	(166,020,537)	109,833,753	(134,502,438)	(322,979,449)

27,313,206	337,861	(181,179,189)	86,912,789	(122,819,104)	(516,868,994)
47,364,467	47,026,606	283,541,646	196,628,857	1,240,151,388	1,757,020,382

$74,677,673	$47,364,467	$102,362,457	$283,541,646	$1,117,332,284	$1,240,151,388

$(8,600)	$2,050	$116,450	$108,653	$556,499	$473,401

1,050,000	250,000	100,000	3,200,000	23,900,000	81,500,000
(550,000)	(250,000)	(3,100,000)	(1,250,000)	(27,850,000)	(92,550,000)

500,000	—	(3,000,000)	1,950,000	(3,950,000)	(11,050,000)

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Internet ETF		SPDR S&P Metals & Mining ETF
	Six Months Ended 12/31/16 (Unaudited)	For the Period 6/27/16* - 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,992)	$(144)	$3,432,142	$7,085,892
Net realized gain (loss)	270,363	—	158,655,785	(82,505,959)
Net change in unrealized appreciation/depreciation	283,347	265,422	15,653,825	159,825,656

Net increase (decrease) in net assets resulting from operations	551,718	265,278	177,741,752	84,405,589

Net equalization credits and charges (Note 2)	—	—	(17,223)	1,633,453

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(3,868,838)	(8,480,326)
Net realized gains	(106,539)	—	—	—

Total distributions to shareholders	(106,539)	—	(3,868,838)	(8,480,326)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	5,000,000	1,926,902,684	2,827,085,418
Cost of shares redeemed	—	—	(1,976,372,355)	(2,504,085,459)
Net income equalization (Note 2)	—	—	17,223	(1,633,453)

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	—	5,000,000	(49,452,448)	321,366,506

Net increase (decrease) in net assets during the period	445,179	5,265,278	124,403,243	398,925,222
Net assets at beginning of period	5,265,278	—	665,427,741	266,502,519

NET ASSETS AT END OF PERIOD	$5,710,457	$5,265,278	$789,830,984	$665,427,741

Undistributed (distribution in excess of) net investment income (loss)	$(1,992)	$—	$(436,696)	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	100,000	69,650,000	139,250,000
Shares redeemed	—	—	(71,000,000)	(122,900,000)

Net increase (decrease)	—	100,000	(1,350,000)	16,350,000

*	Inception date.
(a)	On September 8, 2015, the SPDR S&P Pharmaceuticals ETF underwent a 2-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 12.

See accompanying notes to financial statements.

SPDR S&P Oil & Gas Equipment & Services ETF		SPDR S&P Oil & Gas Exploration & Production ETF		SPDR S&P Pharmaceuticals ETF
Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16(a)

$643,331	$2,836,357	$8,391,780	$22,521,806	$1,100,829	$3,602,880
(12,102,335)	(74,371,512)	192,190,378	(437,416,051)	(1,121,414)	(39,294,533)
55,653,239	3,452,497	135,086,398	110,037,033	(29,617,906)	(238,927,254)

44,194,235	(68,082,658)	335,668,556	(304,857,212)	(29,638,491)	(274,618,907)

32,693	67,727	(121,249)	770,260	(22,689)	(24,080)

(644,893)	(2,988,892)	(8,052,889)	(23,739,194)	(1,755,692)	(3,327,538)
—	—	—	—	—	(43,524,180)

(644,893)	(2,988,892)	(8,052,889)	(23,739,194)	(1,755,692)	(46,851,718)

100,830,097	196,518,766	9,616,505,384	11,451,716,777	184,206,829	498,858,302
(70,653,937)	(132,692,986)	(9,525,674,005)	(10,600,594,203)	(194,192,930)	(803,536,258)
(32,693)	(67,727)	121,249	(770,260)	22,689	24,080

30,143,467	63,758,053	90,952,628	850,352,314	(9,963,412)	(304,653,876)

73,725,502	(7,245,770)	418,447,046	522,526,168	(41,380,284)	(626,148,581)
238,940,519	246,186,289	1,943,139,502	1,420,613,334	508,393,068	1,134,541,649

$312,666,021	$238,940,519	$2,361,586,548	$1,943,139,502	$467,012,784	$508,393,068

$(1,562)	$—	$338,891	$—	$(379,531)	$275,332

4,800,000	10,500,000	252,600,000	348,300,000	4,400,000	11,150,000
(3,550,000)	(7,200,000)	(251,450,000)	(322,850,000)	(4,600,000)	(17,200,000)

1,250,000	3,300,000	1,150,000	25,450,000	(200,000)	(6,050,000)

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Retail ETF		SPDR S&P Semiconductor ETF
	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16(a)	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16(b)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,603,004	$8,793,042	$911,917	$1,260,637
Net realized gain (loss)	11,308,500	(129,584,817)	19,985,295	(1,679,758)
Net change in unrealized appreciation/depreciation	26,073,905	(17,017,571)	31,753,246	(6,228,912)

Net increase (decrease) in net assets resulting from operations	40,985,409	(137,809,346)	52,650,458	(6,648,033)

Net equalization credits and charges (Note 2)	(608,609)	95,167	588	61,366

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,143,425)	(8,889,779)	(956,498)	(1,263,058)
Net realized gains	—	—	—	—

Total distributions to shareholders	(3,143,425)	(8,889,779)	(956,498)	(1,263,058)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	3,893,247,244	7,855,105,487	158,035,850	239,912,003
Cost of shares redeemed	(3,978,851,622)	(8,391,312,302)	(116,593,607)	(255,913,154)
Net income equalization (Note 2)	608,609	(95,167)	(588)	(61,366)
Other capital (Note 4)	(53,830)	—	—	—

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(85,049,599)	(536,301,982)	41,441,655	(16,062,517)

Net increase (decrease) in net assets during the period	(47,816,224)	(682,905,940)	93,136,203	(23,912,242)
Net assets at beginning of period	491,026,892	1,173,932,832	195,691,680	219,603,922

NET ASSETS AT END OF PERIOD	$443,210,668	$491,026,892	$288,827,883	$195,691,680

Undistributed (distribution in excess of) net investment income (loss)	$459,579	$—	$(44,581)	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	87,200,000	176,600,000	3,050,000	5,600,000
Shares redeemed	(88,850,000)	(188,700,000)	(2,300,000)	(6,300,000)

Net increase (decrease)	(1,650,000)	(12,100,000)	750,000	(700,000)

*	Inception date.
(a)	On September 8, 2015, the SPDR S&P Retail ETF underwent a 2-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	On September 8, 2015, the SPDR S&P Semiconductor ETF underwent a 2-for-1 share split. The capital stock activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(c)	On September 8, 2015, the SPDR S&P Software & Services ETF underwent a 2-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 12.

See accompanying notes to financial statements.

SPDR S&P Software & Services ETF		SPDR S&P Technology Hardware ETF		SPDR S&P Telecom ETF
Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16(c)	Six Months Ended 12/31/16 (Unaudited)	For the Period 6/27/16* - 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16

$320,768	$238,095	$23,172	$2,143	$199,295	$389,282
469,291	1,778,673	181,780	—	515,829	(4,977,727)
2,952,220	(2,713,329)	869,799	321,132	4,396,585	3,900,105

3,742,279	(696,561)	1,074,751	323,275	5,111,709	(688,340)

9,074	(1,031)	—	—	30,049	(50,898)

(335,481)	(231,075)	(25,807)	—	(231,514)	(350,399)
—	(92,191)	(98,112)	—	—	—

(335,481)	(323,266)	(123,919)	—	(231,514)	(350,399)

2,827,435	5,160,077	—	5,000,000	27,014,325	11,169,208
—	(9,766,909)	—	—	(3,236,424)	(58,618,547)
(9,074)	1,031	—	—	(30,049)	50,898
—	—	—	—	—	—

2,818,361	(4,605,801)	—	5,000,000	23,747,852	(47,398,441)

6,234,233	(5,626,659)	950,832	5,323,275	28,658,096	(48,488,078)
45,541,579	51,168,238	5,323,275	—	23,355,083	71,843,161

$51,775,812	$45,541,579	$6,274,107	$5,323,275	$52,013,179	$23,355,083

$(14,713)	$—	$(492)	$2,143	$(32,219)	$—

50,000	100,000	—	100,000	400,000	200,000
—	(200,000)	—	—	(50,000)	(1,050,000)

50,000	(100,000)	—	100,000	350,000	(850,000)

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Transportation ETF		SPDR S&P 1500 Value Tilt ETF
	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16(a)	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$771,285	$1,551,772	$48,209	$141,197
Net realized gain (loss)	2,088,408	(20,053,457)	1,875	1,340,848
Net change in unrealized appreciation/depreciation	39,123,293	(12,973,576)	405,793	(2,126,444)

Net increase (decrease) in net assets resulting from operations	41,982,986	(31,475,261)	455,877	(644,399)

Net equalization credits and charges (Note 2)	87,720	(50,287)	(1,082)	(3,679)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(843,873)	(1,477,795)	(48,585)	(143,213)
Net realized gains	—	(1,036,480)	—	(155,007)

Total distributions to shareholders	(843,873)	(2,514,275)	(48,585)	(298,220)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	132,810,339	81,619,618	4,482,465	—
Cost of shares redeemed	(55,374,956)	(245,862,556)	—	(7,616,947)
Net income equalization (Note 2)	(87,720)	50,287	1,082	3,679

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	77,347,663	(164,192,651)	4,483,547	(7,613,268)

Net increase (decrease) in net assets during the period	118,574,496	(198,232,474)	4,889,757	(8,559,566)
Net assets at beginning of period.	170,162,931	368,395,405	3,944,360	12,503,926

NET ASSETS AT END OF PERIOD	$288,737,427	$170,162,931	$8,834,117	$3,944,360

Undistributed (distribution in excess of) net investment income (loss)	$1,385	$73,973	$(376)	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	2,600,000	1,800,000	50,000	—
Shares redeemed	(1,150,000)	(5,500,000)	—	(100,000)

Net increase (decrease)	1,450,000	(3,700,000)	50,000	(100,000)

(a)	On September 8, 2015, the SPDR S&P Transportation ETF underwent a 2-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 12.

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF		SPDR SSGA US Large Cap Low Volatility Index ETF		SPDR SSGA US Small Cap Low Volatility Index ETF
Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16

$203,177	$284,929	$911,404	$997,417	$2,090,758	$1,261,643
(27,287)	733,454	3,079,951	887,076	16,172,216	(460,418)
645,400	(277,485)	(2,938,501)	4,218,369	9,190,845	1,985,193

821,290	740,898	1,052,854	6,102,862	27,453,819	2,786,418

—	(6,430)	7,270	133,968	607,799	127,801

(211,070)	(280,813)	(993,710)	(1,112,273)	(2,883,486)	(1,311,049)
—	—	(76,050)	(159,339)	(580,020)	(51,892)

(211,070)	(280,813)	(1,069,760)	(1,271,612)	(3,463,506)	(1,362,941)

—	8,344,674	16,082,052	37,971,952	101,609,843	29,971,841
—	(8,276,337)	(7,888,811)	(3,896,097)	—	—
—	6,430	(7,270)	(133,968)	(607,799)	(127,801)

—	74,767	8,185,971	33,941,887	101,002,044	29,844,040

610,220	528,422	8,176,335	38,907,105	125,600,156	31,395,318
18,139,218	17,610,796	67,869,494	28,962,389	66,044,687	34,649,369

$18,749,438	$18,139,218	$76,045,829	$67,869,494	$191,644,843	$66,044,687

$96,005	$103,898	$(82,306)	$—	$(707,724)	$85,004

—	100,000	200,000	500,000	1,200,000	400,000
—	(100,000)	(100,000)	(50,000)	—	—

—	—	100,000	450,000	1,200,000	400,000

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR MSCI USA StrategicFactors ETF		SPDR Wells Fargo Preferred Stock ETF
	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$112,170	$109,614	$14,998,711	$21,543,846
Net realized gain (loss)	(33,643)	32,544	109,336	517,784
Net change in unrealized appreciation/depreciation	571,620	284,607	(46,495,428)	24,937,978

Net increase (decrease) in net assets resulting from operations	650,147	426,765	(31,387,381)	46,999,608

Net equalization credits and charges (Note 2)	26,448	607	(268,987)	997,816

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(140,834)	(112,081)	(17,303,363)	(22,024,573)
Net realized gains	—	(622)	—	—

Total distributions to shareholders	(140,834)	(112,703)	(17,303,363)	(22,024,573)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	6,284,028	2,986,792	64,529,319	283,774,755
Cost of shares redeemed	—	(3,001,542)	(92,427,243)	(35,672,770)
Net income equalization (Note 2)	(26,448)	(607)	268,987	(997,816)

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	6,257,580	(15,357)	(27,628,937)	247,104,169

Net increase (decrease) in net assets during the period	6,793,341	299,312	(76,588,668)	273,077,020
Net assets at beginning of period	6,156,955	5,857,643	565,508,269	292,431,249

NET ASSETS AT END OF PERIOD	$12,950,296	$6,156,955	$488,919,601	$565,508,269

Undistributed (distribution in excess of) net investment income (loss)	$(28,664)	$—	$(1,489,000)	$815,652

SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	50,000	1,400,000	6,350,000
Shares redeemed	—	(50,000)	(2,050,000)	(800,000)

Net increase (decrease)	100,000	—	(650,000)	5,550,000

*	Inception date.

See accompanying notes to financial statements.

SPDR FactSet Innovative Technology ETF		SPDR SSGA Gender Diversity Index ETF
Six Months Ended 12/31/16 (Unaudited)	For the Period 1/13/16* - 6/30/16	Six Months Ended 12/31/16 (Unaudited)	For the Period 3/7/16* - 6/30/16

$8,792	$(2,825)	$2,791,488	$1,476,935
174,135	46,573	13,296,867	202,903
23,242	439,530	(2,255,541)	14,942,736

206,169	483,278	13,832,814	16,622,574

(3,756)	—	2,458	177,006

(57,442)	—	(2,945,799)	(1,506,750)
(161,726)	—	(12,940,545)	—

(219,168)	—	(15,886,344)	(1,506,750)

6,202,772	5,000,000	3,174,570	258,152,784
—	—	—	(3,159,805)
3,756	—	(2,458)	(177,006)

6,206,528	5,000,000	3,172,112	254,815,973

6,189,773	5,483,278	1,121,040	270,108,803
5,483,278	—	270,108,803	—

$11,673,051	$5,483,278	$271,229,843	$270,108,803

$(51,475)	$(2,825)	$(154,311)	$—

100,000	100,000	50,000	4,350,000
—	—	—	(50,000)

100,000	100,000	50,000	4,300,000

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR Russell 3000 ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14		Year Ended 6/30/13		Year Ended 6/30/12
Net asset value, beginning of period	$155.29		$154.98	$147.69	$120.30		$101.45		$99.24

Income (loss) from investment operations:
Net investment income (loss) (a)	1.66		3.08	2.71	2.53		2.25		1.90
Net realized and unrealized gain (loss) (b)	11.96		0.44	8.56	27.38		18.83		1.89

Total from investment operations	13.62		3.52	11.27	29.91		21.08		3.79

Net equalization credits and charges (a)	(0.07)		(0.08)	(0.73)	(0.00	)(c)	(0.00	)(c)	0.21

Distributions to shareholders from:
Net investment income	(1.70)		(3.13)	(3.25)	(2.52)		(2.23)		(1.79)

Net asset value, end of period	$167.14		$155.29	$154.98	$147.69		$120.30		$101.45

Total return (d)	8.74%		2.34%	7.17%	25.02%		20.91%		4.16%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$384,436		$341,640	$247,978	$612,924		$499,249		$426,109
Ratios to average net assets:
Total expenses	0.10	%(e)	0.10%	0.11%	0.10%		0.20%		0.20%
Net investment income (loss)	2.04	%(e)	2.04%	1.79%	1.87%		2.03%		1.97%
Portfolio turnover rate (f)	1%		4%	3%	19%		1%		3%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Russell 1000 ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14		Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$98.10		$97.38	$92.46	$75.29		$63.75	$62.09

Income (loss) from investment operations:
Net investment income (loss) (a)	1.07		1.98	1.82	1.63		1.46	1.21
Net realized and unrealized gain (loss) (b)	6.72		0.68	4.82	17.17		11.56	1.62

Total from investment operations	7.79		2.66	6.64	18.80		13.02	2.83

Net equalization credits and charges (a)	0.03		0.06	0.09	(0.00	)(c)	(0.01)	0.00 (c)

Distributions to shareholders from:
Net investment income	(1.10)		(2.00)	(1.81)	(1.63)		(1.47)	(1.17)

Net asset value, end of period	$104.82		$98.10	$97.38	$92.46		$75.29	$63.75

Total return (d)	7.99%		2.90%	7.31%	25.14%		20.56%	4.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$115,300		$93,191	$73,036	$46,230		$37,646	$41,437
Ratios to average net assets:
Total expenses	0.10	%(e)	0.10%	0.11%	0.11%		0.20%	0.20%
Net investment income (loss)	2.08	%(e)	2.08%	1.89%	1.92%		2.11%	1.99%
Portfolio turnover rate (f)	2%		5%	3%	8%		6%	4%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Russell 2000 ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	For the Period 7/8/13* - 6/30/14
Net asset value, beginning of period	$67.69		$73.99	$70.93	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.64		1.12	1.02	0.95
Net realized and unrealized gain (loss) (b)	11.91		(6.01)	3.36	10.77

Total from investment operations	12.55		(4.89)	4.38	11.72

Net equalization credits and charges (a)	0.07		0.08	0.13	0.06

Distributions to shareholders from:
Net investment income	(0.69)		(1.13)	(1.15)	(0.83)
Net realized gains	—		(0.36)	(0.30)	(0.02)

Total distributions	(0.69)		(1.49)	(1.45)	(0.85)

Net asset value, end of period	$79.62		$67.69	$73.99	$70.93

Total return (c)	18.68%		(6.45)%	6.43%	19.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$159,244		$87,992	$73,986	$53,198
Ratios to average net assets:
Total expenses	0.11	%(d)	0.12%	0.12%	0.12	%(d)
Net investment income (loss)	1.70	%(d)	1.68%	1.44%	1.42	%(d)
Portfolio turnover rate (e)	3%		18%	17%	19%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Yield Focus ETF
	Six Months Ended 12/31/16 (Unaudited)		For the Period 12/3/15* - 6/30/16
Net asset value, beginning of period	$63.57		$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.11		1.21
Net realized and unrealized gain (loss) (b)	5.85		3.48

Total from investment operations	6.96		4.69

Net equalization credits and charges (a)	—		0.01

Distributions to shareholders from:
Net investment income	(1.20)		(1.13)
Net realized gains	(2.10)		—

Total distributions	(3.30)		(1.13)

Net asset value, end of period	$67.23		$63.57

Total return (c)	10.94%		7.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$379,829		$359,191
Ratios to average net assets:
Total expenses	0.20	%(d)	0.20	%(d)
Net investment income (loss)	3.32	%(d)	3.50	%(d)
Portfolio turnover rate (e)	3%		44%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Momentum Focus ETF
	Six Months Ended 12/31/16 (Unaudited)		For the Period 12/3/15* - 6/30/16
Net asset value, beginning of period	$61.23		$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.59		0.65
Net realized and unrealized gain (loss) (b)	3.70		1.19

Total from investment operations	4.29		1.84

Net equalization credits and charges (a)	(0.00	)(c)	0.00	(c)

Distributions to shareholders from:
Net investment income	(0.68)		(0.61)

Net asset value, end of period	$64.84		$61.23

Total return (d)	7.01%		3.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$395,509		$345,946
Ratios to average net assets:
Total expenses	0.20	%(e)	0.20	%(e)
Net investment income (loss)	1.87	%(e)	1.91	%(e)
Portfolio turnover rate (f)	29%		55%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Low Volatility Focus ETF
	Six Months Ended 12/31/16 (Unaudited)		For the Period 12/3/15* - 6/30/16
Net asset value, beginning of period	$63.78		$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.66		0.79
Net realized and unrealized gain (loss) (b)	3.25		3.73

Total from investment operations	3.91		4.52

Net equalization credits and charges (a)	0.00	(c)	0.01

Distributions to shareholders from:
Net investment income	(0.71)		(0.75)
Net realized gains	(1.13)		—

Total distributions	(1.84)		(0.75)

Net asset value, end of period	$65.85		$63.78

Total return (d)	6.12%		7.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$404,994		$385,862
Ratios to average net assets:
Total expenses	0.20	%(e)	0.20	%(e)
Net investment income (loss)	2.01	%(e)	2.28	%(e)
Portfolio turnover rate (f)	2%		68%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P 500 Buyback ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	For the Period 2/4/15* - 6/30/15
Net asset value, beginning of period	$46.16		$50.09	$50.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.37		0.78	0.26
Net realized and unrealized gain (loss) (b)	6.28		(3.50)	—

Total from investment operations	6.65		(2.72)	0.26

Net equalization credits and charges (a)	(0.01)		(0.01)	0.07

Distributions to shareholders from:
Net investment income	(0.39)		(0.80)	(0.24)
Net realized gains	—		(0.40)	—

Total distributions	(0.39)		(1.20)	(0.24)

Net asset value, end of period	$52.41		$46.16	$50.09

Total return (c)	14.41%		(5.43)%	0.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,862		$9,232	$15,028
Ratios to average net assets:
Total expenses	0.36	%(d)	0.35%	0.35	%(d)
Net investment income (loss)	1.46	%(d)	1.65%	1.28	%(d)
Portfolio turnover rate (e)	53%		98%	18%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P 500 Growth ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$100.87		$98.49	$90.95	$72.83	$63.63	$60.18

Income (loss) from investment operations:
Net investment income (loss) (a)	0.86		1.57	1.45	1.28	1.25	1.01
Net realized and unrealized gain (loss) (b)	4.39		2.40	7.48	18.08	9.19	3.45

Total from investment operations	5.25		3.97	8.93	19.36	10.44	4.46

Net equalization credits and charges (a)	(0.03)		0.02	0.04	0.05	(0.01)	0.01

Distributions to shareholders from:
Net investment income	(0.88)		(1.61)	(1.43)	(1.29)	(1.23)	(1.02)

Net asset value, end of period	$105.21		$100.87	$98.49	$90.95	$72.83	$63.63

Total return (c)	5.18%		4.12%	9.90%	26.78%	16.49%	7.54%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$673,327		$711,123	$556,464	$427,451	$247,627	$219,541
Ratios to average net assets:
Total expenses	0.15	%(d)	0.15%	0.18%	0.20%	0.20%	0.20%
Net investment income (loss)	1.62	%(d)	1.59%	1.51%	1.54%	1.83%	1.69%
Portfolio turnover rate (e)	19%		23%	22%	23%	26%	21%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P 500 Value ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$100.50		$99.92	$97.95	$82.26	$67.63	$67.32

Income (loss) from investment operations:
Net investment income (loss) (a)	1.33		2.52	2.32	2.04	1.85	1.52
Net realized and unrealized gain (loss) (b)	9.08		0.56	1.93	15.67	14.66	0.32

Total from investment operations	10.41		3.08	4.25	17.71	16.51	1.84

Net equalization credits and charges (a)	0.02		0.02	0.05	(0.02)	0.03	(0.06)

Distributions to shareholders from:
Net investment income	(1.38)		(2.52)	(2.33)	(2.00)	(1.91)	(1.47)

Net asset value, end of period	$109.55		$100.50	$99.92	$97.95	$82.26	$67.63

Total return (c)	10.42%		3.29%	4.40%	21.67%	24.70%	2.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$290,393		$246,308	$229,890	$205,773	$156,368	$98,120
Ratios to average net assets:
Total expenses	0.15	%(d)	0.15%	0.18%	0.20%	0.20%	0.20%
Net investment income (loss)	2.52	%(d)	2.61%	2.31%	2.26%	2.45%	2.37%
Portfolio turnover rate (e)	22%		24%	24%	23%	30%	25%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P 500 High Dividend ETF
	Six Months Ended 12/31/16 (Unaudited)		For the Period 10/22/15* - 6/30/16
Net asset value, beginning of period	$33.54		$30.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.77		0.98
Net realized and unrealized gain (loss) (b)	1.25		3.26

Total from investment operations	2.02		4.24

Net equalization credits and charges (a)	0.18		0.23

Distributions to shareholders from:
Net investment income	(0.75)		(0.93)
Net realized gains	(0.16)		—

Total distributions	(0.91)		(0.93)

Net asset value, end of period	$34.83		$33.54

Total return (c)	6.57%		15.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$94,036		$31,866
Ratios to average net assets:
Total expenses	0.12	%(d)	0.12	%(d)
Net investment income (loss)	4.43	%(d)	4.50	%(d)
Portfolio turnover rate (e)	18%		23%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P 500 Fossil Fuel Reserves Free ETF
	Six Months Ended 12/31/16 (Unaudited)		For the Period 12/1/15* - 6/30/16
Net asset value, beginning of period	$50.16		$50.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.53		0.58
Net realized and unrealized gain (loss) (b)	3.41		0.11

Total from investment operations	3.94		0.69

Net equalization credits and charges (a)	0.00	(c)	0.03

Distributions to shareholders from:
Net investment income	(0.54)		(0.56)
Net realized gains	(0.00	)(c)	—

Total distributions	(0.54)		(0.56)

Net asset value, end of period	$53.56		$50.16

Total return (d)	7.88%		1.48%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$112,485		$100,328
Ratios to average net assets:
Total expenses	0.25	%(e)	0.25	%(e)
Net expenses	0.20	%(e)	0.20	%(e)
Net investment income (loss)	2.00	%(e)	2.05	%(e)
Portfolio turnover rate (f)	2%		6%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P 1000 ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$78.23		$87.01	$86.75	$76.01	$61.65	$64.26

Income (loss) from investment operations:
Net investment income (loss) (a)	0.75		1.24	1.17	1.14	1.18	0.80
Net realized and unrealized gain (loss) (b)	10.93		(5.82)	3.85	18.59	14.85	(2.60)

Total from investment operations	11.68		(4.58)	5.02	19.73	16.03	(1.80)

Net equalization credits and charges (a)	(0.03)		(0.04)	0.04	(0.05)	0.00 (c)	0.00 (c)

Distributions to shareholders from:
Net investment income	(0.78)		(1.30)	(1.17)	(1.13)	(1.19)	(0.81)
Net realized gains	(0.50)		(2.86)	(3.63)	(7.81)	(0.48)	—

Total distributions	(1.28)		(4.16)	(4.80)	(8.94)	(1.67)	(0.81)

Net asset value, end of period	$88.60		$78.23	$87.01	$86.75	$76.01	$61.65

Total return (d)	14.92%		(5.20)%	6.03%	26.70%	26.19%	(2.73)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$150,614		$62,580	$100,062	$78,077	$95,008	$70,893
Ratios to average net assets:
Total expenses	0.10	%(e)	0.10%	0.10%	0.11%	0.25%	0.25%
Net investment income (loss)	1.77	%(e)	1.57%	1.36%	1.37%	1.71%	1.34%
Portfolio turnover rate (f)	32%		16%	17%	75%	29%	20%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Growth ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$123.31		$125.05	$116.83	$95.79	$78.68	$82.38

Income (loss) from investment operations:
Net investment income (loss) (a)	1.04		1.35	1.26	0.89	0.94	0.50
Net realized and unrealized gain (loss) (b)	9.41		(0.19)	9.05	21.02	17.14	(3.62)

Total from investment operations	10.45		1.16	10.31	21.91	18.08	(3.12)

Net equalization credits and charges (a)	0.05		0.04	0.03	0.02	0.04	(0.01)

Distributions to shareholders from:
Net investment income	(1.00)		(1.46)	(1.27)	(0.89)	(1.01)	(0.57)
Net realized gains	—		(1.48)	(0.85)	—	—	—

Total distributions	(1.00)		(2.94)	(2.12)	(0.89)	(1.01)	(0.57)

Net asset value, end of period	$132.81		$123.31	$125.05	$116.83	$95.79	$78.68

Total return (c)	8.53%		1.07%	8.92%	22.94%	22.96%	(3.66)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$471,490		$345,259	$243,839	$175,250	$91,003	$62,947
Ratios to average net assets:
Total expenses	0.15	%(d)	0.15%	0.21%	0.25%	0.25%	0.25%
Net investment income (loss)	1.60	%(d)	1.13%	1.04%	0.82%	1.07%	0.65%
Portfolio turnover rate (e)	39%		55%	53%	43%	43%	33%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Value ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$82.94		$85.69	$86.27	$68.97	$55.54	$57.18

Income (loss) from investment operations:
Net investment income (loss) (a)	0.91		1.60	1.39	1.31	1.23	0.97
Net realized and unrealized gain (loss) (b)	11.10		(1.02)	1.48	17.19	13.39	(1.60)

Total from investment operations	12.01		0.58	2.87	18.50	14.62	(0.63)

Net equalization credits and charges (a)	0.07		0.11	(0.04)	0.04	0.07	(0.03)

Distributions to shareholders from:
Net investment income	(0.97)		(1.61)	(1.38)	(1.23)	(1.26)	(0.98)
Net realized gains	—		(1.83)	(2.03)	(0.01)	—	—

Total distributions	(0.97)		(3.44)	(3.41)	(1.24)	(1.26)	(0.98)

Net asset value, end of period	$94.05		$82.94	$85.69	$86.27	$68.97	$55.54

Total return (c)	14.63%		1.13%	3.31%	27.04%	26.42%	(0.82)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$371,502		$207,342	$124,247	$112,157	$48,282	$22,215
Ratios to average net assets:
Total expenses	0.15	%(d)	0.15%	0.21%	0.25%	0.25%	0.25%
Net investment income (loss)	2.05	%(d)	2.02%	1.62%	1.67%	1.94%	1.81%
Portfolio turnover rate (e)	44%		40%	44%	36%	33%	28%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$104.33		$108.25	$105.40	$86.83	$70.53	$70.54

Income (loss) from investment operations:
Net investment income (loss) (a)	0.79		1.45	1.34	1.11	1.19	0.95
Net realized and unrealized gain (loss) (b)	19.05		(1.76)	5.46	20.68	16.31	(0.20)

Total from investment operations	19.84		(0.31)	6.80	21.79	17.50	0.75

Net equalization credits and charges (a)	0.02		0.03	(0.03)	0.00 (c)	0.01	0.14

Distributions to shareholders from:
Net investment income	(0.80)		(1.48)	(1.39)	(1.09)	(1.21)	(0.90)
Net realized gains	(2.81)		(2.16)	(2.53)	(2.13)	—	—

Total distributions	(3.61)		(3.64)	(3.92)	(3.22)	(1.21)	(0.90)

Net asset value, end of period	$120.58		$104.33	$108.25	$105.40	$86.83	$70.53

Total return (d)	19.04%		(0.10)%	6.55%	25.23%	24.98%	1.35%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$639,089		$443,392	$411,346	$426,877	$316,922	$183,382
Ratios to average net assets:
Total expenses	0.15	%(e)	0.15%	0.18%	0.20%	0.20%	0.20%
Net investment income (loss)	1.38	%(e)	1.44%	1.28%	1.12%	1.52%	1.40%
Portfolio turnover rate (f)	10%		25%	16%	18%	11%	13%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Growth ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$178.22		$189.84	$181.62	$145.80	$121.07	$120.92

Income (loss) from investment operations:
Net investment income (loss) (a)	1.12		2.27	1.91	1.24	1.57	0.97
Net realized and unrealized gain (loss) (b)	29.83		(3.94)	14.55	35.70	24.73	0.28

Total from investment operations	30.95		(1.67)	16.46	36.94	26.30	1.25

Net equalization credits and charges (a)	0.10		0.06	0.09	0.05	0.05	(0.02)

Distributions to shareholders from:
Net investment income	(1.26)		(2.41)	(1.87)	(1.10)	(1.62)	(1.08)
Net realized gains	—		(7.60)	(6.46)	(0.07)	—	—

Total distributions	(1.26)		(10.01)	(8.33)	(1.17)	(1.62)	(1.08)

Net asset value, end of period	$208.01		$178.22	$189.84	$181.62	$145.80	$121.07

Total return (c)	17.44%		(0.73)%	9.40%	25.40%	21.89%	1.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,081,645		$686,130	$560,024	$399,562	$226,000	$151,354
Ratios to average net assets:
Total expenses	0.15	%(d)	0.15%	0.20%	0.25%	0.25%	0.25%
Net investment income (loss)	1.16	%(d)	1.29%	1.06%	0.73%	1.19%	0.85%
Portfolio turnover rate (e)	49%		57%	49%	54%	45%	37%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Value ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$100.25		$106.07	$110.22	$89.75	$71.24	$71.29

Income (loss) from investment operations:
Net investment income (loss) (a)	0.92		1.58	1.62	1.47	1.37	1.09
Net realized and unrealized gain (loss) (b)	19.61		(1.45)	2.15	20.92	18.57	0.01

Total from investment operations	20.53		0.13	3.77	22.39	19.94	1.10

Net equalization credits and charges (a)	0.11		0.06	0.05	0.04	(0.02)	(0.04)

Distributions to shareholders from:
Net investment income	(0.88)		(1.57)	(1.68)	(1.41)	(1.41)	(1.11)
Net realized gains	(0.98)		(4.44)	(6.29)	(0.55)	—	—

Total distributions	(1.86)		(6.01)	(7.97)	(1.96)	(1.41)	(1.11)

Net asset value, end of period	$119.03		$100.25	$106.07	$110.22	$89.75	$71.24

Total return (c)	20.62%		0.56%	3.50%	25.09%	28.17%	1.61%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$904,749		$501,368	$392,578	$308,732	$170,652	$121,201
Ratios to average net assets:
Total expenses	0.15	%(d)	0.15%	0.21%	0.25%	0.25%	0.25%
Net investment income (loss)	1.68	%(d)	1.63%	1.52%	1.43%	1.72%	1.60%
Portfolio turnover rate (e)	52%		48%	42%	41%	39%	34%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Global Dow ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$64.07		$69.67	$72.15	$58.79	$51.21	$59.50

Income (loss) from investment operations:
Net investment income (loss) (a)	0.61		1.55	1.65	1.77	1.41	1.29
Net realized and unrealized gain (loss) (b)	6.02		(5.53)	(2.55)	13.34	7.67	(8.35)

Total from investment operations	6.63		(3.98)	(0.90)	15.11	9.08	(7.06)

Net equalization credits and charges (a)	(0.03)		(0.03)	(0.01)	0.02	(0.06)	(0.04)

Distributions to shareholders from:
Net investment income	(0.69)		(1.59)	(1.57)	(1.77)	(1.44)	(1.19)

Net asset value, end of period	$69.98		$64.07	$69.67	$72.15	$58.79	$51.21

Total return (c)	10.32%		(5.68)%	(1.25)%	25.86%	17.68%	(11.90)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$80,505		$86,521	$108,027	$115,474	$88,220	$92,203
Ratios to average net assets:
Total expenses	0.50	%(d)	0.50%	0.50%	0.51%	0.50%	0.50%
Net investment income (loss)	1.80	%(d)	2.39%	2.33%	2.63%	2.50%	2.44%
Portfolio turnover rate (e)	8%		15%	13%	10%	13%	11%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Dow Jones REIT ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$99.44		$84.38	$82.99	$75.91	$72.90	$66.59

Income (loss) from investment operations:
Net investment income (loss) (a)	2.26		2.83	2.28	2.03	1.85	1.71
Net realized and unrealized gain (loss) (b)	(6.08)		15.72	1.91	7.56	3.44	6.67

Total from investment operations	(3.82)		18.55	4.19	9.59	5.29	8.38

Net equalization credits and charges (a)	(0.05)		0.03	0.01	0.01	0.01	0.03

Distributions to shareholders from:
Net investment income	(2.30)		(3.52)	(2.81)	(2.52)	(2.29)	(2.10)

Net asset value, end of period	$93.27		$99.44	$84.38	$82.99	$75.91	$72.90

Total return (c)	(3.90)%		22.43%	4.97%	13.02%	7.36%	13.05%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,323,259		$3,816,521	$2,863,030	$2,579,540	$2,180,930	$1,959,752
Ratios to average net assets:
Total expenses	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	4.66	%(d)	3.14%	2.55%	2.66%	2.45%	2.60%
Portfolio turnover rate (e)	3%		10%	5%	6%	7%	7%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Bank ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14		Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$30.51		$36.27	$33.41	$28.67		$22.05	$24.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.29		0.58	0.55	0.49		0.52	0.41
Net realized and unrealized gain (loss) (b)	13.01		(5.73)	2.86	4.71		6.62	(1.92)

Total from investment operations	13.30		(5.15)	3.41	5.20		7.14	(1.51)

Net equalization credits and charges (a)	0.01		(0.02)	0.01	(0.00	)(c)	0.02	(0.02)

Distributions to shareholders from:
Net investment income	(0.33)		(0.59)	(0.56)	(0.46)		(0.54)	(0.42)

Net asset value, end of period	$43.49		$30.51	$36.27	$33.41		$28.67	$22.05

Total return (d)	43.77%		(14.30)%	10.36%	18.21%		32.76%	(6.22)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,289,843		$2,041,171	$3,023,444	$2,492,584		$2,289,295	$1,450,630
Ratios to average net assets:
Total expenses	0.35	%(e)	0.35%	0.35%	0.35%		0.35%	0.35%
Net investment income (loss)	1.61	%(e)	1.76%	1.67%	1.54%		2.08%	1.92%
Portfolio turnover rate (f)	15%		40%	18%	29%		28%	55%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Capital Markets ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$36.17		$50.69	$49.21	$39.95	$31.02	$35.45

Income (loss) from investment operations:
Net investment income (loss) (a)	0.50		0.94	0.94	0.95	1.16	0.73
Net realized and unrealized gain (loss) (b)	8.71		(14.51)	1.48	9.13	9.04	(4.09)

Total from investment operations	9.21		(13.57)	2.42	10.08	10.20	(3.36)

Net equalization credits and charges (a)	(0.03)		0.09	(0.01)	0.02	0.09	(0.09)

Distributions to shareholders from:
Net investment income	(0.51)		(1.04)	(0.93)	(0.84)	(1.36)	(0.98)

Net asset value, end of period	$44.84		$36.17	$50.69	$49.21	$39.95	$31.02

Total return (c)	25.47%		(26.75)%	4.92%	25.39%	33.67%	(9.53)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$80,714		$84,998	$177,409	$199,312	$67,907	$23,263
Ratios to average net assets:
Total expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.36%
Net investment income (loss)	2.41	%(d)	2.17%	1.92%	2.03%	3.11%	2.40%
Portfolio turnover rate (e)	29%		29%	28%	33%	56%	64%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Insurance ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$71.14		$68.09	$64.15	$54.03	$40.74	$41.73

Income (loss) from investment operations:
Net investment income (loss) (a)	0.70		1.30	1.21	0.97	0.98	0.69
Net realized and unrealized gain (loss) (b)	11.71		2.96	3.83	10.09	13.31	(0.98)

Total from investment operations	12.41		4.26	5.04	11.06	14.29	(0.29)

Net equalization credits and charges (a)	0.07		0.03	0.08	(0.01)	0.06	(0.05)

Distributions to shareholders from:
Net investment income	(0.74)		(1.24)	(1.18)	(0.93)	(1.06)	(0.65)

Net asset value, end of period	$82.88		$71.14	$68.09	$64.15	$54.03	$40.74

Total return (c)	17.60%		6.37%	8.05%	20.52%	35.60%	(0.65)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$857,840		$594,003	$377,924	$272,622	$318,774	$93,698
Ratios to average net assets:
Total expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.82	%(d)	1.87%	1.84%	1.62%	2.04%	1.82%
Portfolio turnover rate (e)	14%		32%	17%	16%	30%	62%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Regional Banking ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$38.45		$44.16	$40.32	$33.85	$27.34	$25.45

Income (loss) from investment operations:
Net investment income (loss) (a)	0.39		0.77	0.71	0.61	0.60	0.45
Net realized and unrealized gain (loss) (b)	17.05		(5.70)	3.79	6.45	6.49	1.90

Total from investment operations	17.44		(4.93)	4.50	7.06	7.09	2.35

Net equalization credits and charges (a)	0.04		0.01	0.04	0.01	0.01	0.02

Distributions to shareholders from:
Net investment income	(0.40)		(0.79)	(0.70)	(0.60)	(0.59)	(0.48)

Net asset value, end of period	$55.53		$38.45	$44.16	$40.32	$33.85	$27.34

Total return (c)	45.64%		(11.16)%	11.40%	20.94%	26.20%	9.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,529,065		$1,615,033	$2,755,536	$2,576,688	$1,770,490	$1,167,653
Ratios to average net assets:
Total expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.70	%(d)	1.89%	1.76%	1.59%	2.04%	1.77%
Portfolio turnover rate (e)	23%		86%	27%	28%	29%	44%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Morgan Stanley Technology ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16(a)		Year Ended 6/30/15(a)	Year Ended 6/30/14(a)	Year Ended 6/30/13(a)	Year Ended 6/30/12(a)
Net asset value, beginning of period	$52.63		$50.26		$47.72	$37.09	$32.05	$32.72

Income (loss) from investment operations:
Net investment income (loss) (b)	0.27		0.49		0.48	0.48	0.38	0.25
Net realized and unrealized gain (loss) (c)	7.89		2.31		2.48	10.64	5.05	(0.64)

Total from investment operations	8.16		2.80		2.96	11.12	5.43	(0.39)

Net equalization credits and charges (b)	0.00	(d)	0.00	(d)	0.03	(0.01)	(0.01)	(0.01)

Voluntary contribution from Adviser	—		0.06		—	—	—	—

Distributions to shareholders from:
Net investment income	(0.26)		(0.49)		(0.45)	(0.48)	(0.38)	(0.27)

Net asset value, end of period	$60.53		$52.63		$50.26	$47.72	$37.09	$32.05

Total return (e)	15.50%		5.73	%(f)	6.27%	30.05%	16.93%	(1.21)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$562,949		$489,477		$412,108	$224,296	$178,029	$166,653
Ratios to average net assets:
Total expenses	0.35	%(g)	0.35%		0.42%	0.50%	0.50%	0.50%
Net investment income (loss)	0.92	%(g)	0.94%		0.94%	1.09%	1.08%	0.79%
Portfolio turnover rate (h)	16%		32%		9%	24%	27%	21%

(a)	On September 8, 2015, the SPDR Morgan Stanley Technology ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	If the Adviser had not made a contribution during the year ended June 30, 2016, the total return would have been 5.62%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Dividend ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$83.91		$76.23	$76.57	$66.41	$55.66	$54.06

Income (loss) from investment operations:
Net investment income (loss) (a)	1.22		2.01	1.88	1.69	1.79	1.80
Net realized and unrealized gain (loss) (c)	2.18		10.29	1.59	11.42	10.78	1.53

Total from investment operations	3.40		12.30	3.47	13.11	12.57	3.33

Net equalization credits and charges (a)	0.01		0.01	0.00 (b)	(0.02)	0.01	0.06

Distributions to shareholders from:
Net investment income	(1.27)		(2.02)	(1.86)	(1.70)	(1.83)	(1.79)
Net realized gains	(0.59)		(2.61)	(1.95)	(1.23)	—	—

Total distributions	(1.86)		(4.63)	(3.81)	(2.93)	(1.83)	(1.79)

Net asset value, end of period	$85.46		$83.91	$76.23	$76.57	$66.41	$55.66

Total return (d)	4.06%		16.94%	4.45%	20.00%	22.87%	6.46%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,959,276		$14,009,561	$12,925,516	$12,806,768	$11,936,789	$9,123,307
Ratios to average net assets:
Total expenses	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.87	%(e)	2.62%	2.41%	2.35%	2.92%	3.34%
Portfolio turnover rate (f)	13%		32%	28%	33%	44%	94%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Aerospace & Defense ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)	Year Ended 6/30/13(a)	For the Period 9/28/11* - 6/30/12(a)
Net asset value, beginning of period	$55.85		$57.12	$49.81	$38.36	$29.46	$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.43		0.41	0.51	0.88	0.57	0.26
Net realized and unrealized gain (loss) (c)	7.31		(0.54)	7.20	11.77	9.04	4.45

Total from investment operations	7.74		(0.13)	7.71	12.65	9.61	4.71

Net equalization credits and charges (b)	0.26		0.00 (d)	0.07	0.04	0.01	(0.00	)(d)

Distributions to shareholders from:
Net investment income	(0.47)		(0.42)	(0.47)	(0.79)	(0.55)	(0.25)
Net realized gains	—		(0.72)	—	(0.45)	(0.17)	—

Total distributions	(0.47)		(1.14)	(0.47)	(1.24)	(0.72)	(0.25)

Net asset value, end of period	$63.38		$55.85	$57.12	$49.81	$38.36	$29.46

Total return (e)	14.35%		(0.11)%	15.63%	33.22%	33.01%	18.86%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$503,910		$181,497	$159,928	$49,808	$15,345	$14,731
Ratios to average net assets:
Total expenses	0.35	%(f)	0.35%	0.35%	0.35%	0.35%	0.35	%(f)
Net investment income (loss)	1.40	%(f)	0.78%	0.93%	1.81%	1.75%	1.18	%(f)
Portfolio turnover rate (g)	21%		30%	42%	33%	34%	23%

*	Commencement of operations.
(a)	On September 8, 2015, the SPDR S&P Aerospace & Defense ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Biotech ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)	Year Ended 6/30/13(a)		Year Ended 6/30/12(a)
Net asset value, beginning of period	$54.16		$84.11	$51.33	$34.97	$29.49		$24.34

Income (loss) from investment operations:
Net investment income (loss) (b)	0.05		0.29	0.52	0.37	0.10		(0.04)
Net realized and unrealized gain (loss) (c)	5.03		(29.93)	32.83	16.33	5.48		5.16

Total from investment operations	5.08		(29.64)	33.35	16.70	5.58		5.12

Net equalization credits and charges (b)	(0.00	)(d)	(0.01)	0.01	0.02	(0.00	)(d)	0.03

Distributions to shareholders from:
Net investment income	(0.05)		(0.30)	(0.58)	(0.36)	(0.10)		—

Net asset value, end of period	$59.19		$54.16	$84.11	$51.33	$34.97		$29.49

Total return (e)	9.38%		(35.30)%	65.37%	48.59%	18.35%		21.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,456,523		$1,873,833	$2,750,480	$1,108,657	$849,853		$641,452
Ratios to average net assets:
Total expenses	0.35	%(f)	0.35%	0.35%	0.35%	0.35%		0.35%
Net investment income (loss)	0.15	%(f)	0.45%	0.81%	0.84%	0.31%		(0.15)%
Portfolio turnover rate (g)	29%		75%	78%	86%	61%		61%

(a)	On September 8, 2015, the SPDR S&P Biotech ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Equipment ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)		Year Ended 6/30/13(a)		Year Ended 6/30/12(a)
Net asset value, beginning of period	$47.36		$47.03	$39.40	$31.68		$28.65		$27.55

Income (loss) from investment operations:
Net investment income (loss) (b)	0.04		0.13	0.14	0.15		0.12		0.05
Net realized and unrealized gain (loss) (c)	2.43		3.41	8.27	7.68		3.46		1.18

Total from investment operations	2.47		3.54	8.41	7.83		3.58		1.23

Net equalization credits and charges (b)	(0.00	)(d)	0.00 (d)	0.01	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)

Distributions to shareholders from:
Net investment income	(0.04)		(0.13)	(0.14)	(0.11)		(0.11)		(0.05)
Net realized gains	—		(3.08)	(0.65)	—		(0.44)		(0.08)

Total distributions	(0.04)		(3.21)	(0.79)	(0.11)		(0.55)		(0.13)

Net asset value, end of period	$49.79		$47.36	$47.03	$39.40		$31.68		$28.65

Total return (e)	5.20%		7.91%	21.52%	24.74%		12.70%		4.51%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$74,678		$47,364	$47,027	$31,522		$19,009		$22,919
Ratios to average net assets:
Total expenses	0.35	%(f)	0.35%	0.35%	0.35%		0.35%		0.35%
Net investment income (loss)	0.15	%(f)	0.28%	0.31%	0.39%		0.39%		0.20%
Portfolio turnover rate (g)	18%		39%	40%	46%		34%		42%

(a)	On September 8, 2015,the SPDR S&P Health Care Equipment ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Services ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16(a)		Year Ended 6/30/15(a)	Year Ended 6/30/14(a)	Year Ended 6/30/13(a)	For the Period 9/28/11* - 6/30/12(a)
Net asset value, beginning of period	$57.28		$65.55		$50.01	$40.48	$31.01	$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.07		0.13		0.12	0.14	0.27	0.10
Net realized and unrealized gain (loss) (c)	(4.75)		(7.83)		16.07	9.63	10.51	6.00

Total from investment operations	(4.68)		(7.70)		16.19	9.77	10.78	6.10

Net equalization credits and charges (b)	(0.02)		(0.00	)(d)	(0.02)	(0.01)	0.02	0.00	(d)

Distributions to shareholders from:
Net investment income	(0.09)		(0.11)		(0.10)	(0.11)	(0.31)	(0.09)
Net realized gains	—		(0.46)		(0.53)	(0.12)	(1.02)	—

Total distributions	(0.09)		(0.57)		(0.63)	(0.23)	(1.33)	(0.09)

Net asset value, end of period	$52.49		$57.28		$65.55	$50.01	$40.48	$31.01

Total return (e)	(8.21)%		(11.74)%		32.52%	24.16%	35.66%	24.35%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$102,362		$283,542		$196,629	$80,011	$44,526	$9,301
Ratios to average net assets:
Total expenses	0.35	%(f)	0.35%		0.35%	0.35%	0.35%	0.35	%(f)
Net investment income (loss)	0.24	%(f)	0.23%		0.21%	0.30%	0.75%	0.42	%(f)
Portfolio turnover rate (g)	15%		36%		37%	33%	48%	25%

*	Commencement of operations.
(a)	On September 8, 2015, the SPDR S&P Health Care Services ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Homebuilders ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$33.56		$36.60		$32.75	$29.45	$21.36	$18.05

Income (loss) from investment operations:
Net investment income (loss) (a)	0.12		0.20		0.18	0.14	0.16	0.24
Net realized and unrealized gain (loss) (b)	0.31		(3.04)		3.86	3.30	8.08	3.29

Total from investment operations	0.43		(2.84)		4.04	3.44	8.24	3.53

Net equalization credits and charges (a)	(0.00	)(c)	(0.00	)(c)	(0.01)	(0.01)	0.01	0.01

Distributions to shareholders from:
Net investment income	(0.13)		(0.20)		(0.18)	(0.13)	(0.16)	(0.23)

Net asset value, end of period	$33.86		$33.56		$36.60	$32.75	$29.45	$21.36

Total return (d)	1.25%		(7.77)%		12.37%	11.64%	38.64%	19.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,117,332		$1,240,151		$1,757,020	$1,897,730	$2,475,307	$1,321,402
Ratios to average net assets:
Total expenses	0.35	%(e)	0.35%		0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.72	%(e)	0.57%		0.53%	0.44%	0.59%	1.30%
Portfolio turnover rate (f)	12%		44%		25%	31%	36%	46%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Internet ETF
	Six Months Ended 12/31/16 (Unaudited)		For the Period 6/28/16* - 6/30/16
Net asset value, beginning of period	$52.65		$50.00

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.02)		(0.00	)(b)
Net realized and unrealized gain (loss) (c)	5.54		2.65

Total from investment operations	5.52		2.65

Distributions to shareholders from:
Net realized gains	(1.07)		—

Net asset value, end of period	$57.10		$52.65

Total return (d)	10.44%		5.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,710		$5,265
Ratios to average net assets:
Total expenses	0.36	%(e)	0.35	%(e)
Net investment income (loss)	(0.07	)%(e)	(0.35	)%(e)
Portfolio turnover rate (f)	35%		—%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Metals & Mining ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$24.37		$24.34	$42.26	$33.20	$41.49	$69.40

Income (loss) from investment operations:
Net investment income (loss) (a)	0.13		0.39	0.50	0.56	0.61	0.55
Net realized and unrealized gain (loss) (b)	6.08		(0.04)	(17.82)	9.07	(8.29)	(27.86)

Total from investment operations	6.21		0.35	(17.32)	9.63	(7.68)	(27.31)

Net equalization credits and charges (a)	(0.00	)(c)	0.09	(0.01)	(0.04)	0.01	(0.03)

Distributions to shareholders from:
Net investment income	(0.14)		(0.41)	(0.59)	(0.53)	(0.62)	(0.57)

Net asset value, end of period	$30.44		$24.37	$24.34	$42.26	$33.20	$41.49

Total return (d)	25.50%		2.53%	(41.32)%	28.96%	(18.75)%	(39.46)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$789,831		$665,428	$266,503	$494,491	$610,940	$769,680
Ratios to average net assets:
Total expenses	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.90	%(e)	2.03%	1.55%	1.41%	1.45%	1.06%
Portfolio turnover rate (f)	31%		57%	38%	35%	36%	32%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Equipment & Services ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15		Year Ended 6/30/14		Year Ended 6/30/13		Year Ended 6/30/12
Net asset value, beginning of period	$18.74		$26.05	$49.28		$39.15		$30.74		$41.48

Income (loss) from investment operations:
Net investment income (loss) (a)	0.05		0.27	0.51		0.34		0.28		0.14
Net realized and unrealized gain (loss) (b)	3.59		(7.30)	(23.24)		10.13		8.41		(10.73)

Total from investment operations	3.64		(7.03)	(22.73)		10.47		8.69		(10.59)

Net equalization credits and charges (a)	0.00	(c)	0.01	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	0.00 (c)

Distributions to shareholders from:
Net investment income	(0.05)		(0.29)	(0.50)		(0.34)		(0.28)		(0.15)

Net asset value, end of period	$22.33		$18.74	$26.05		$49.28		$39.15		$30.74

Total return (d)	19.48%		(26.87)%	(46.22)%		26.84%		28.34%		(25.56)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$312,666		$238,941	$246,186		$349,887		$260,329		$248,972
Ratios to average net assets:
Total expenses	0.35	%(e)	0.35%	0.35%		0.35%		0.35%		0.35%
Net investment income (loss)	0.53	%(e)	1.45%	1.56%		0.77%		0.77%		0.39%
Portfolio turnover rate (f)	16%		51%	36%		26%		31%		30%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Exploration & Production ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$34.79		$46.73	$82.28	$58.23	$50.40	$58.77

Income (loss) from investment operations:
Net investment income (loss) (a)	0.16		0.44	0.71	0.59	0.79	0.44
Net realized and unrealized gain (loss) (b)	6.64		(11.91)	(35.58)	23.89	7.79	(8.37)

Total from investment operations	6.80		(11.47)	(34.87)	24.48	8.58	(7.93)

Net equalization credits and charges (a)	(0.00	)(c)	0.02	0.04	0.07	0.05	0.01

Distributions to shareholders from:
Net investment income	(0.16)		(0.49)	(0.72)	(0.50)	(0.80)	(0.45)

Net asset value, end of period	$41.43		$34.79	$46.73	$82.28	$58.23	$50.40

Total return (d)	19.56%		(24.38)%	(42.42)%	42.27%	17.18%	(13.49)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,361,587		$1,943,140	$1,420,613	$1,456,408	$858,947	$866,842
Ratios to average net assets:
Total expenses	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.83	%(e)	1.34%	1.29%	0.85%	1.42%	0.82%
Portfolio turnover rate (f)	15%		44%	44%	46%	40%	42%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Pharmaceuticals ETF
	Six Months Ended 12/31/16 (Unaudited)(a)		Year Ended 6/30/16(a)		Year Ended 6/30/15(a)		Year Ended 6/30/14(a)	Year Ended 6/30/13(a)	Year Ended 6/30/12(a)
Net asset value, beginning of period	$41.84		$62.34		$51.86		$35.20	$29.67	$25.45

Income (loss) from investment operations:
Net investment income (loss) (b)	0.09		0.26		0.41		0.27	0.59	0.23
Net realized and unrealized gain (loss) (c)	(2.70)		(17.20)		13.08		17.28	5.51	4.25

Total from investment operations	(2.61)		(16.94)		13.49		17.55	6.10	4.48

Net equalization credits and charges (b)	(0.00	)(d)	(0.00	)(d)	0.00	(d)	0.02	(0.01)	0.02

Voluntary contribution from Adviser	—		—		0.05		—	—	—

Distributions to shareholders from:
Net investment income	(0.15)		(0.24)		(0.42)		(0.27)	(0.56)	(0.24)
Net realized gains	—		(3.32)		(2.64)		(0.64)	—	(0.04)

Total distributions	(0.15)		(3.56)		(3.06)		(0.91)	(0.56)	(0.28)

Net asset value, end of period	$39.08		$41.84		$62.34		$51.86	$35.20	$29.67

Total return (e)	(6.26)%		(28.21)%		26.97	%(f)	50.33%	20.81%	17.86%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$467,013		$508,393		$1,134,542		$954,135	$471,716	$471,793
Ratios to average net assets:
Total expenses	0.35	%(g)	0.35%		0.35%		0.35%	0.35%	0.35%
Net investment income (loss)	0.43	%(g)	0.51%		0.72%		0.60%	1.92%	0.86%
Portfolio turnover rate (h)	22%		69%		65%		68%	44%	31%

(a)	On September 8, 2015, the SPDR S&P Pharmaceuticals ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	If the Adviser had not made a voluntary contribution during the year ended June 30, 2015, the total return would have been 26.88%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Retail ETF
	Six Months Ended 12/31/16 (Unaudited)(a)		Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)	Year Ended 6/30/13(a)	Year Ended 6/30/12(a)
Net asset value, beginning of period	$41.97		$49.33	$43.38	$38.28	$29.52	$26.74

Income (loss) from investment operations:
Net investment income (loss) (b)	0.30		0.53	0.54	0.28	0.51	0.30
Net realized and unrealized gain (loss) (c)	2.18		(7.36)	5.85	5.12	8.80	2.75

Total from investment operations	2.48		(6.83)	6.39	5.40	9.31	3.05

Net equalization credits and charges (b)	(0.05)		0.01	0.05	0.01	(0.02)	0.02

Distributions to shareholders from:
Net investment income	(0.30)		(0.54)	(0.49)	(0.31)	(0.53)	(0.29)

Net asset value, end of period	$44.10		$41.97	$49.33	$43.38	$38.28	$29.52

Total return (d)	5.79%		(13.84)%	14.87%	14.13%	31.78%	11.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$443,211		$491,027	$1,173,933	$628,931	$1,175,195	$720,212
Ratios to average net assets:
Total expenses	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.32	%(e)	1.16%	1.15%	0.67%	1.53%	1.10%
Portfolio turnover rate (f)	16%		41%	45%	40%	29%	39%

(a)	On September 8, 2015, the SPDR S&P Retail ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Semiconductor ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)	Year Ended 6/30/13(a)	Year Ended 6/30/12(a)
Net asset value, beginning of period	$44.48		$43.06	$37.58	$26.68	$22.33	$28.01

Income (loss) from investment operations:
Net investment income (loss) (b)	0.20		0.30	0.21	0.18	0.19	0.22
Net realized and unrealized gain (loss) (c)	11.60		1.41	5.47	10.87	4.36	(5.70)

Total from investment operations	11.80		1.71	5.68	11.05	4.55	5.48

Net equalization credits and charges (b)	0.00	(d)	0.01	0.01	0.02	(0.02)	(0.01)

Distributions to shareholders from:
Net investment income	(0.20)		(0.30)	(0.21)	(0.17)	(0.18)	(0.19)

Net asset value, end of period	$56.08		$44.48	$43.06	$37.58	$26.68	$22.33

Total return (e)	26.56%		4.03%	15.18%	41.59%	20.40%	(19.65)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$288,828		$195,692	$219,604	$165,348	$50,695	$37,952
Ratios to average net assets:
Total expenses	0.35	%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.76	%(f)	0.72%	0.53%	0.55%	0.77%	0.89%
Portfolio turnover rate (g)	18%		50%	42%	30%	38%	36%

(a)	On September 8, 2015, the SPDR S&P Semiconductor ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Software & Services ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16(a)		Year Ended 6/30/15(a)	Year Ended 6/30/14(a)	Year Ended 6/30/13(a)	For the Period 9/28/11* - 6/30/12(a)
Net asset value, beginning of period	$50.60		$51.17		$44.33	$36.45	$30.74	$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.35		0.24		0.18	0.20	0.39	0.08
Net realized and unrealized gain (loss) (c)	3.90		(0.49)		6.90	8.65	6.47	5.74

Total from investment operations	4.25		(0.25)		7.08	8.85	6.86	5.82

Net equalization credits and charges (b)	0.01		(0.00	)(d)	(0.01)	0.02	(0.04)	(0.01)

Distributions to shareholders from:
Net investment income	(0.36)		(0.23)		(0.17)	(0.17)	(0.38)	(0.07)
Net realized gains	—		(0.09)		(0.06)	(0.82)	(0.73)	—

Total distributions	(0.36)		(0.32)		(0.23)	(0.99)	(1.11)	(0.07)

Net asset value, end of period	$54.50		$50.60		$51.17	$44.33	$36.45	$30.74

Total return (e)	8.41%		(0.46)%		16.00%	24.31%	22.66%	23.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$51,776		$45,542		$51,168	$31,030	$14,580	$18,445
Ratios to average net assets:
Total expenses	0.35	%(f)	0.35%		0.35%	0.35%	0.35%	0.35	%(f)
Net investment income (loss)	1.29	%(f)	0.49%		0.37%	0.46%	1.18%	0.35	%(f)
Portfolio turnover rate (g)	17%		62%		36%	41%	37%	32%

*	Commencement of operations.
(a)	On September 8, 2015, the SPDR S&P Software & Services ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Technology Hardware ETF
	Six Months Ended 12/31/16 (Unaudited)		For the Period 6/28/16* - 6/30/16
Net asset value, beginning of period	$53.23		$50.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.23		0.02
Net realized and unrealized gain (loss) (b)	10.52		3.21

Total from investment operations	10.75		3.23

Distributions to shareholders from:
Net investment income	(0.26)		—
Net realized gains	(0.98)		—

Total distributions	(1.24)		—

Net asset value, end of period	$62.74		$53.23

Total return (c)	20.15%		6.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,274		$5,323
Ratios to average net assets:
Total expenses	0.36	%(d)	0.35	%(d)
Net investment income (loss)	0.78	%(d)	5.13	%(d)
Portfolio turnover rate (e)	22%		—%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Telecom ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$58.39		$57.47	$56.90	$48.70	$41.14	$51.59

Income (loss) from investment operations:
Net investment income (loss) (a)	0.42		0.76	0.79	0.56	1.08	0.44
Net realized and unrealized gain (loss) (b)	10.89		1.05	0.43	8.01	7.86	(10.42)

Total from investment operations	11.31		1.81	1.22	8.57	8.94	(9.98)

Net equalization credits and charges (a)	0.06		(0.10)	0.03	0.15	(0.16)	(0.07)

Distributions to shareholders from:
Net investment income	(0.41)		(0.79)	(0.68)	(0.52)	(1.22)	(0.40)

Net asset value, end of period	$69.35		$58.39	$57.47	$56.90	$48.70	$41.14

Total return (c)	19.49%		3.04%	2.21%	17.92%	21.47%	(19.47)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$52,013		$23,355	$71,843	$25,604	$7,305	$4,114
Ratios to average net assets:
Total expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.27	%(d)	1.37%	1.34%	1.03%	2.38%	1.01%
Portfolio turnover rate (e)	20%		33%	47%	46%	42%	50%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Transportation ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16(a)	Year Ended 6/30/15(a)		Year Ended 6/30/14(a)	Year Ended 6/30/13(a)	Year Ended 6/30/12(a)
Net asset value, beginning of period	$43.63		$48.48	$46.85		$33.15	$24.78	$26.54

Income (loss) from investment operations:
Net investment income (loss) (b)	0.18		0.30	0.23		0.20	0.21	0.12
Net realized and unrealized gain (loss) (c)	10.32		(4.63)	1.64		13.67	8.39	(1.76)

Total from investment operations	10.50		(4.33)	1.87		13.87	8.60	(1.64)

Net equalization credits and charges (b)	0.02		(0.01)	(0.00	)(d)	0.02	0.01	(0.00	)(d)

Distributions to shareholders from:
Net investment income	(0.18)		(0.31)	(0.22)		(0.19)	(0.24)	(0.12)
Net realized gains	—		(0.20)	(0.02)		—	—	—

Total distributions	(0.18)		(0.51)	(0.24)		(0.19)	(0.24)	(0.12)

Net asset value, end of period	$53.97		$43.63	$48.48		$46.85	$33.15	$24.78

Total return (e)	24.13%		(8.92)%	3.94%		41.97%	34.87%	(6.14)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$288,737		$170,163	$368,395		$224,865	$46,411	$12,391
Ratios to average net assets:
Total expenses	0.35	%(f)	0.35%	0.35%		0.35%	0.35%	0.35%
Net investment income (loss)	0.72	%(f)	0.66%	0.45%		0.49%	0.68%	0.50%
Portfolio turnover rate (g)	18%		32%	26%		33%	36%	25%

(a)	On September 8, 2015, the SPDR S&P Transportation ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Value Tilt ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	For the Period 10/24/12* - 6/30/13
Net asset value, beginning of period	$78.89		$83.36	$84.11	$70.33	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.94		1.88	1.74	1.45	0.95
Net realized and unrealized gain (loss) (b)	9.50		(1.28)	2.19	15.16	10.31

Total from investment operations	10.44		0.60	3.93	16.61	11.26

Net equalization credits and charges (a)	(0.02)		(0.05)	0.10	—	—

Distributions to shareholders from:
Net investment income	(0.97)		(1.92)	(1.71)	(1.45)	(0.93)
Net realized gains	—		(3.10)	(3.07)	(1.38)	—

Total distributions	(0.97)		(5.02)	(4.78)	(2.83)	(0.93)

Net asset value, end of period	$88.34		$78.89	$83.36	$84.11	$70.33

Total return (c)	13.26%		0.87%	4.76%	23.91%	18.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,834		$3,944	$12,504	$8,411	$7,033
Ratios to average net assets:
Total expenses	0.13	%(d)	0.13%	0.24%	0.35%	0.35	%(d)
Net investment income (loss)	2.25	%(d)	2.37%	2.06%	1.87%	2.12	%(d)
Portfolio turnover rate (e)	2%		12%	12%	12%	12%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Momentum Tilt ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	For the Period 10/24/12* - 6/30/13
Net asset value, beginning of period	$90.70		$88.05	$83.39	$67.80	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.02		1.58	1.39	1.06	0.79
Net realized and unrealized gain (loss) (b)	3.09		2.72	4.85	15.94	7.75

Total from investment operations	4.11		4.30	6.24	17.00	8.54

Net equalization credits and charges (a)	—		(0.04)	(0.03)	(0.01)	0.06

Distributions to shareholders from:
Net investment income	(1.06)		(1.61)	(1.27)	(1.00)	(0.80)
Net realized gains	—		—	(0.28)	(0.40)	—

Total distributions	(1.06)		(1.61)	(1.55)	(1.40)	(0.80)

Net asset value, end of period	$93.75		$90.70	$88.05	$83.39	$67.80

Total return (c)	4.53%		4.93%	7.47%	25.21%	14.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$18,749		$18,139	$17,611	$12,508	$10,170
Ratios to average net assets:
Total expenses	0.12	%(d)	0.12%	0.25%	0.35%	0.35	%(d)
Net investment income (loss)	2.18	%(d)	1.82%	1.61%	1.38%	1.78	%(d)
Portfolio turnover rate (e)	33%		62%	70%	55%	36%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR SSGA US Large Cap Low Volatility Index ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	For the Period 2/20/13* - 6/30/13
Net asset value, beginning of period	$79.85		$72.41	$72.96	$62.81	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.97		1.97	1.79	1.63	0.55
Net realized and unrealized gain (loss) (b)	0.35		7.50	2.93	10.80	2.67

Total from investment operations	1.32		9.47	4.72	12.43	3.22

Net equalization credits and charges (a)	0.01		0.26	0.11	—	0.11

Distributions to shareholders from:
Net investment income	(1.05)		(1.94)	(1.71)	(1.55)	(0.52)
Net realized gains	(0.08)		(0.35)	(3.67)	(0.73)	—

Total distributions	(1.13)		(2.29)	(5.38)	(2.28)	(0.52)

Net asset value, end of period	$80.05		$79.85	$72.41	$72.96	$62.81

Total return (c)	1.68%		13.72%	6.50%	20.06%	5.55%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$76,046		$67,869	$28,962	$10,944	$9,422
Ratios to average net assets:
Total expenses	0.12	%(d)	0.12%	0.15%	0.20%	0.20	%(d)
Net investment income (loss)	2.41	%(d)	2.64%	2.41%	2.40%	2.46	%(d)
Portfolio turnover rate (e)	82%		68%	75%	59%	31%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR SSGA US Small Cap Low Volatility Index ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	For the Period 2/20/13* - 6/30/13
Net asset value, beginning of period	$77.70		$77.00	$73.85	$62.28	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.44		2.23	1.97	1.84	0.72
Net realized and unrealized gain (loss) (b)	15.85		0.49	3.40	12.33	2.07

Total from investment operations	17.29		2.72	5.37	14.17	2.79

Net equalization credits and charges (a)	0.42		0.23	(0.18)	0.20	0.06

Distributions to shareholders from:
Net investment income	(1.62)		(2.15)	(1.65)	(1.90)	(0.57)
Net realized gains	(0.30)		(0.10)	(0.39)	(0.90)	—

Total distributions	(1.92)		(2.25)	(2.04)	(2.80)	(0.57)

Net asset value, end of period	$93.49		$77.70	$77.00	$73.85	$62.28

Total return (c)	22.89%		4.00%	7.06%	23.32%	4.74%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$191,645		$66,045	$34,649	$14,770	$9,342
Ratios to average net assets:
Total expenses	0.12	%(d)	0.12%	0.18%	0.25%	0.25	%(d)
Net investment income (loss)	3.35	%(d)	2.97%	2.59%	2.65%	3.24	%(d)
Portfolio turnover rate (e)	131%		62%	38%	54%	29%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI USA StrategicFactors ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	For the Period 4/15/15* - 6/30/15
Net asset value, beginning of period	$61.57		$58.58	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.68		1.27	0.26
Net realized and unrealized gain (loss) (b)	3.04		3.00	(1.44)

Total from investment operations	3.72		4.27	(1.18)

Net equalization credits and charges (a)	0.16		0.01	—

Distributions to shareholders from:
Net investment income	(0.70)		(1.28)	(0.24)
Net realized gains	—		(0.01)	—

Total distributions	(0.70)		(1.29)	(0.24)

Net asset value, end of period	$64.75		$61.57	$58.58

Total return (c)	6.33%		7.45%	(1.98)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,950		$6,157	$5,858
Ratios to average net assets:
Total expenses	0.15	%(d)	0.15%	0.15	%(d)
Net investment income (loss)	2.14	%(d)	2.16%	2.11	%(d)
Portfolio turnover rate (e)	9%		17%	10%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Wells Fargo Preferred Stock ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12
Net asset value, beginning of period	$45.98		$43.32	$43.57	$43.57	$45.21	$45.62

Income (loss) from investment operations:
Net investment income (loss) (a)	1.22		2.51	2.42	2.55	2.86	3.09
Net realized and unrealized gain (loss) (b)	(3.76)		2.48	(0.23)	0.39	(1.72)	(0.84)

Total from investment operations	(2.54)		4.99	2.19	2.94	1.14	2.25

Net equalization credits and charges (a)	(0.02)		0.12	0.01	(0.10)	0.06	0.18

Distributions to shareholders from:
Net investment income	(1.45)		(2.45)	(2.45)	(2.84)	(2.84)	(2.84)

Net asset value, end of period	$41.97		$45.98	$43.32	$43.57	$43.57	$45.21

Total return (c)	(5.67)%		12.11%	5.11%	7.07%	2.70%	5.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$488,920		$565,508	$292,431	$259,219	$361,658	$253,174
Ratios to average net assets:
Total expenses	0.45	%(d)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	5.38	%(d)	5.61%	5.48%	6.08%	6.27%	6.99%
Portfolio turnover rate (e)	20%		31%	48%	23%	67%	69%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR FactSet Innovative Technology ETF
	Six Months Ended 12/31/16 (Unaudited)		For the Period 1/14/16* - 6/30/16
Net asset value, beginning of period	$54.83		$50.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.05		(0.03)
Net realized and unrealized gain (loss) (b)	4.61		4.86

Total from investment operations	4.66		4.83

Net equalization credits and charges (a)	(0.02)		—

Distributions to shareholders from:
Net investment income	(0.29)		—
Net realized gains	(0.81)		—

Total distributions	(1.10)		—

Net asset value, end of period	$58.37		$54.83

Total return (c)	8.40%		9.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,673		$5,483
Ratios to average net assets:
Total expenses	0.45	%(d)	0.46	%(d)
Net investment income (loss)	0.17	%(d)	(0.12	)%(d)
Portfolio turnover rate (e)	68%		11%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR SSGA Gender Diversity Index ETF
	Six Months Ended 12/31/16 (Unaudited)		For the Period 3/8/16* - 6/30/16
Net asset value, beginning of period	$62.82		$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.65		0.35
Net realized and unrealized gain (loss) (b)	2.53		2.78

Total from investment operations	3.18		3.13

Net equalization credits and charges (a)	0.00	(c)	0.04

Distributions to shareholders from:
Net investment income	(0.68)		(0.35)
Net realized gains	(2.97)		—

Total distributions	(3.65)		(0.35)

Net asset value, end of period	$62.35		$62.82

Total return (d)	5.02%		5.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$271,230		$270,109
Ratios to average net assets:
Total expenses	0.20	%(e)	0.20	%(e)
Net investment income (loss)	1.99	%(e)	1.79	%(e)
Portfolio turnover rate (f)	49%		1%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (Unaudited)

1.	Organization

SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2016, the Trust consists of seventy-six (76) series, each of which represents a separate series of beneficial interest in the Trust (each a “Fund,” and collectively, the “Funds”). The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following Funds:

SPDR Russell 3000 ETF

SPDR Russell 1000 ETF

SPDR Russell 2000 ETF

SPDR Russell 1000 Yield Focus ETF

SPDR Russell 1000 Momentum Focus ETF

SPDR Russell 1000 Low Volatility Focus ETF

SPDR S&P 500 Buyback ETF

SPDR S&P 500 Growth ETF

SPDR S&P 500 Value ETF

SPDR S&P 500 High Dividend ETF

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SPDR S&P 1000 ETF

SPDR S&P 400 Mid Cap Growth ETF

SPDR S&P 400 Mid Cap Value ETF

SPDR S&P 600 Small Cap ETF

SPDR S&P 600 Small Cap Growth ETF

SPDR S&P 600 Small Cap Value ETF

SPDR Global Dow ETF

SPDR Dow Jones REIT ETF

SPDR S&P Bank ETF

SPDR S&P Capital Markets ETF

SPDR S&P Insurance ETF

SPDR S&P Regional Banking ETF

SPDR Morgan Stanley Technology ETF

SPDR S&P Dividend ETF

SPDR S&P Aerospace & Defense ETF

SPDR S&P Biotech ETF

SPDR S&P Health Care Equipment ETF

SPDR S&P Health Care Services ETF

SPDR S&P Homebuilders ETF

SPDR S&P Internet ETF

SPDR S&P Metals & Mining ETF

SPDR S&P Oil & Gas Equipment & Services ETF

SPDR S&P Oil & Gas Exploration & Production ETF

SPDR S&P Pharmaceuticals ETF

SPDR S&P Retail ETF

SPDR S&P Semiconductor ETF

SPDR S&P Software & Services ETF

SPDR S&P Technology Hardware ETF

SPDR S&P Telecom ETF

SPDR S&P Transportation ETF

SPDR S&P 1500 Value Tilt ETF

SPDR S&P 1500 Momentum Tilt ETF

SPDR SSGA US Large Cap Low Volatility Index ETF

SPDR SSGA US Small Cap Low Volatility Index ETF

SPDR MSCI USA StrategicFactors ETF

SPDR Wells Fargo Preferred Stock ETF

SPDR FactSet Innovative Technology ETF

SPDR SSGA Gender Diversity Index ETF

Each Fund is classified as a non-diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that each Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Funds’ underlying benchmarks. Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2016, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no material transfers between levels for the period ended December 31, 2016.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

Certain Funds invest in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2016, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Equalization

The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result,

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

The following Funds utilized equalization during the period ended December 31, 2016:

SPDR Russell 3000 ETF

SPDR Russell 1000 ETF

SPDR Russell 2000 ETF

SPDR Russell 1000 Momentum Focus ETF

SPDR Russell 1000 Low Volatility Focus ETF

SPDR S&P 500 Buyback ETF

SPDR S&P 500 Growth ETF

SPDR S&P 500 Value ETF

SPDR S&P 500 High Dividend ETF

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SPDR S&P 1000 ETF

SPDR S&P 400 Mid Cap Growth ETF

SPDR S&P 400 Mid Cap Value ETF

SPDR S&P 600 Small Cap ETF

SPDR S&P 600 Small Cap Growth ETF

SPDR S&P 600 Small Cap Value ETF

SPDR Global Dow ETF

SPDR Dow Jones REIT ETF

SPDR S&P Bank ETF

SPDR S&P Capital Markets ETF

SPDR S&P Insurance ETF

SPDR S&P Regional Banking ETF

SPDR Morgan Stanley Technology ETF

SPDR S&P Dividend ETF

SPDR S&P Aerospace & Defense ETF

SPDR S&P Biotech ETF

SPDR S&P Health Care Equipment ETF

SPDR S&P Health Care Services ETF

SPDR S&P Homebuilders ETF

SPDR S&P Metals & Mining ETF

SPDR S&P Oil & Gas Equipment & Services ETF

SPDR S&P Oil & Gas Exploration & Production ETF

SPDR S&P Pharmaceuticals ETF

SPDR S&P Retail ETF

SPDR S&P Semiconductor ETF

SPDR S&P Software & Services ETF

SPDR S&P Telecom ETF

SPDR S&P Transportation ETF

SPDR S&P 1500 Value Tilt ETF

SPDR SSGA US Large Cap Low Volatility Index ETF

SPDR SSGA US Small Cap Low Volatility Index ETF

SPDR MSCI USA StrategicFactors ETF

SPDR Wells Fargo Preferred Stock ETF

SPDR FactSet Innovative Technology ETF

SPDR SSGA Gender Diversity Index ETF

Distributions

Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts

Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended December 31, 2016, the SPDR Russell 2000 ETF entered into futures contracts to seek return enhancement and to manage cash flows.

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

The following tables summarize the value of the Funds’ derivative instruments as of December 31, 2016, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Russell 2000 ETF
Futures Contracts (a)	$—	$—	$—	$(1,804)	$—	$(1,804)

(a)	Unrealized appreciation (depreciation) on open futures contracts. The Statements of Assets and Liabilities only reflects the current day’s net variation margin.

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Russell 2000 ETF
Futures Contracts	$—	$—	$—	$70,852	$—	$70,852

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Russell 2000 ETF
Futures Contracts	$—	$—	$—	$(3,584)	$—	$(3,584)

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate
SPDR Russell 3000 ETF	0.10%
SPDR Russell 1000 ETF	0.10
SPDR Russell 2000 ETF	0.10
SPDR Russell 1000 Yield Focus ETF	0.20
SPDR Russell 1000 Momentum Focus ETF	0.20
SPDR Russell 1000 Low Volatility Focus ETF	0.20
SPDR S&P 500 Buyback ETF	0.35
SPDR S&P 500 Growth ETF	0.15
SPDR S&P 500 Value ETF	0.15
SPDR S&P 500 High Dividend ETF	0.12
SPDR S&P 500 Fossil Fuel Reserves Free ETF	0.25
SPDR S&P 1000 ETF	0.10
SPDR S&P 400 Mid Cap Growth ETF	0.15

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

Annual Rate
SPDR S&P 400 Mid Cap Value ETF	0.15%
SPDR S&P 600 Small Cap ETF	0.15
SPDR S&P 600 Small Cap Growth ETF	0.15
SPDR S&P 600 Small Cap Value ETF	0.15
SPDR Global Dow ETF	0.50
SPDR Dow Jones REIT ETF	0.25
SPDR S&P Bank ETF	0.35
SPDR S&P Capital Markets ETF	0.35
SPDR S&P Insurance ETF	0.35
SPDR S&P Regional Banking ETF	0.35
SPDR Morgan Stanley Technology ETF	0.35
SPDR S&P Dividend ETF	0.35
SPDR S&P Aerospace & Defense ETF	0.35
SPDR S&P Biotech ETF	0.35
SPDR S&P Health Care Equipment ETF	0.35
SPDR S&P Health Care Services ETF	0.35
SPDR S&P Homebuilders ETF	0.35
SPDR S&P Internet ETF	0.35
SPDR S&P Metals & Mining ETF	0.35
SPDR S&P Oil & Gas Equipment & Services ETF	0.35
SPDR S&P Oil & Gas Exploration & Production ETF	0.35
SPDR S&P Pharmaceuticals ETF	0.35
SPDR S&P Retail ETF	0.35
SPDR S&P Semiconductor ETF	0.35
SPDR S&P Software & Services ETF	0.35
SPDR S&P Technology Hardware ETF	0.35
SPDR S&P Telecom ETF	0.35
SPDR S&P Transportation ETF	0.35
SPDR S&P 1500 Value Tilt ETF	0.12
SPDR S&P 1500 Momentum Tilt ETF	0.12
SPDR SSGA US Large Cap Low Volatility Index ETF	0.12
SPDR SSGA US Small Cap Low Volatility Index ETF	0.12
SPDR MSCI USA StrategicFactors ETF	0.15
SPDR Wells Fargo Preferred Stock ETF	0.45
SPDR FactSet Innovative Technology ETF	0.45
SPDR SSGA Gender Diversity Index ETF	0.20

The Adviser pays all operating expenses of each Fund other than management fee, distribution fee pursuant to each Fund’s Distribution and Service Plan, if any, brokerage expenses, taxes, interest, the fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

For the SPDR S&P 500 Fossil Fuel Reserves Free ETF, the Adviser has contractually agreed to waive its advisory fee and/or reimburse certain expenses, until October 31, 2017, so that the net annual fund operating expenses of the Fund will be limited to 0.20% of the Fund’s average daily net assets before application of any fees and expenses not paid by the Adviser under the Investment Advisory Agreement (except for acquired fund fees and expenses from holdings in

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

acquired funds for non-cash management purposes), if any. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and the waiver and/or reimbursement may be cancelled or modified at any time after October 31, 2017. This waiver and/or reimbursement may not be terminated prior to October 31, 2017 except with the approval of the Fund’s Board of Trustees.

On November 2, 2015, the Adviser agreed to make a voluntary contribution of $512,060 to the SPDR Morgan Stanley Technology ETF in connection with a portfolio matter.

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

Distribution Fees

State Street Global Markets, LLC (“SSGM” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund (except for the SPDR Russell 3000 ETF) is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board has determined that no such payments will be made through at least October 31, 2017 and therefore no such payments have been made.

Other Transactions with Affiliates — Securities Lending

State Street Corporation, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated November 28, 2007.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2016, are disclosed in the Schedules of Investments.

Due to Custodian

In certain circumstances, the Funds may have cash overdrafts with the custodian. The Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds. As of December 31, 2016, the SPDR S&P Telecom ETF has a cash overdraft related to the sale of an investment security.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended December 31, 2016, were as follows:

	Purchases	Sales
SPDR Russell 3000 ETF	$4,144,309	$3,287,634
SPDR Russell 1000 ETF	1,787,436	1,599,250
SPDR Russell 2000 ETF	4,382,791	3,626,305
SPDR Russell 1000 Yield Focus ETF	10,298,479	23,625,805
SPDR Russell 1000 Momentum Focus ETF	106,129,961	106,543,351
SPDR Russell 1000 Low Volatility Focus ETF	8,204,974	15,793,030
SPDR S&P 500 Buyback ETF	4,082,692	4,458,886
SPDR S&P 500 Growth ETF	131,696,962	132,065,457
SPDR S&P 500 Value ETF	59,319,153	58,228,940
SPDR S&P 500 High Dividend ETF	9,041,178	10,405,737
SPDR S&P 500 Fossil Fuel Reserves Free ETF	2,382,770	2,145,087
SPDR S&P 1000 ETF	37,003,858	37,781,769
SPDR S&P 400 Mid Cap Growth ETF	163,399,471	164,346,411
SPDR S&P 400 Mid Cap Value ETF	119,974,466	120,540,070
SPDR S&P 600 Small Cap ETF	52,005,983	66,637,122
SPDR S&P 600 Small Cap Growth ETF	401,537,803	403,880,004
SPDR S&P 600 Small Cap Value ETF	329,866,106	338,002,169
SPDR Global Dow ETF	6,986,799	6,954,899
SPDR Dow Jones REIT ETF	108,755,506	131,600,234
SPDR S&P Bank ETF	380,896,491	379,287,217
SPDR S&P Capital Markets ETF	22,943,020	22,934,251
SPDR S&P Insurance ETF	92,481,903	95,110,372
SPDR S&P Regional Banking ETF	537,224,436	533,441,696
SPDR Morgan Stanley Technology ETF	98,214,414	84,813,309
SPDR S&P Dividend ETF	1,948,299,258	2,099,619,724
SPDR S&P Aerospace & Defense ETF	59,743,729	61,585,503
SPDR S&P Biotech ETF	691,182,345	690,493,271
SPDR S&P Health Care Equipment ETF	12,208,690	12,186,184
SPDR S&P Health Care Services ETF	24,921,713	24,654,117
SPDR S&P Homebuilders ETF	138,512,888	138,004,336
SPDR S&P Internet ETF	2,008,084	2,118,390
SPDR S&P Metals & Mining ETF	223,750,567	223,889,757
SPDR S&P Oil & Gas Equipment & Services ETF	38,546,907	38,383,477
SPDR S&P Oil & Gas Exploration & Production ETF	316,985,482	312,374,717
SPDR S&P Pharmaceuticals ETF	111,302,888	110,971,400
SPDR S&P Retail ETF	83,332,506	82,395,225
SPDR S&P Semiconductor ETF	43,931,659	43,535,197
SPDR S&P Software & Services ETF	8,786,013	8,281,118
SPDR S&P Technology Hardware ETF	1,306,103	1,271,140
SPDR S&P Telecom ETF	6,323,614	6,459,263
SPDR S&P Transportation ETF	38,845,200	38,626,563

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

	Purchases	Sales
SPDR S&P 1500 Value Tilt ETF	$89,645	$79,721
SPDR S&P 1500 Momentum Tilt ETF	6,112,823	6,067,828
SPDR SSGA US Large Cap Low Volatility Index ETF	60,110,888	60,195,114
SPDR SSGA US Small Cap Low Volatility Index ETF	162,487,126	165,197,280
SPDR MSCI USA StrategicFactors ETF	4,100,209	945,155
SPDR Wells Fargo Preferred Stock ETF	110,916,675	112,762,376
SPDR FactSet Innovative Technology ETF	7,013,720	7,265,663
SPDR SSGA Gender Diversity Index ETF	135,842,261	148,984,066

For the period ended December 31, 2016, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Russell 3000 ETF	$71,254,619	$56,434,936	$18,610,051
SPDR Russell 1000 ETF	15,237,194	—	—
SPDR Russell 2000 ETF	50,972,140	—	—
SPDR Russell 1000 Momentum Focus ETF	29,241,746	—	—
SPDR Russell 1000 Low Volatility Focus ETF	13,217,089	6,659,549	939,385
SPDR S&P 500 Buyback ETF	—	2,022,864	168,316
SPDR S&P 500 Growth ETF	57,213,098	125,978,852	52,872,395
SPDR S&P 500 Value ETF	21,398,577	—	—
SPDR S&P 500 High Dividend ETF	62,754,047	1,679,598	244,400
SPDR S&P 500 Fossil Fuel Reserves Free ETF	10,309,493	5,145,071	787,370
SPDR S&P 1000 ETF	93,012,334	21,443,975	7,650,558
SPDR S&P 400 Mid Cap Growth ETF	122,694,578	37,467,545	8,819,633
SPDR S&P 400 Mid Cap Value ETF	132,606,611	4,230,557	998,922
SPDR S&P 600 Small Cap ETF	121,475,457	—	—
SPDR S&P 600 Small Cap Growth ETF	265,169,464	—	—
SPDR S&P 600 Small Cap Value ETF	295,411,825	—	—
SPDR Global Dow ETF	—	13,653,691	3,215,804
SPDR Dow Jones REIT ETF	194,444,820	440,452,489	152,680,351
SPDR S&P Bank ETF	1,516,034,589	1,193,336,992	193,931,027
SPDR S&P Capital Markets ETF	7,950,519	29,004,160	1,937,006
SPDR S&P Insurance ETF	328,443,711	171,430,292	19,480,499
SPDR S&P Regional Banking ETF	3,994,730,956	2,982,774,208	297,598,597
SPDR Morgan Stanley Technology ETF	24,054,990	23,434,261	9,159,401
SPDR S&P Dividend ETF	1,300,742,773	618,608,825	208,428,974
SPDR S&P Aerospace & Defense ETF	337,196,335	41,827,677	8,384,836
SPDR S&P Biotech ETF	3,819,806,475	3,361,736,097	372,968,474
SPDR S&P Health Care Equipment ETF	53,971,087	26,141,949	8,918,197
SPDR S&P Health Care Services ETF	5,305,260	171,379,253	8,455,256
SPDR S&P Homebuilders ETF	649,066,065	783,772,211	38,880,640
SPDR S&P Metals & Mining ETF	1,431,001,283	1,480,454,308	184,375,519
SPDR S&P Oil & Gas Equipment & Services ETF	95,789,643	65,615,836	11,854,405

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P Oil & Gas Exploration & Production ETF	$6,913,293,929	$6,821,984,511	$300,033,032
SPDR S&P Pharmaceuticals ETF	165,180,840	175,280,899	15,845,577
SPDR S&P Retail ETF	2,726,854,812	2,812,700,871	44,900,899
SPDR S&P Semiconductor ETF	155,170,082	114,009,720	20,346,288
SPDR S&P Software & Services ETF	2,827,355	—	—
SPDR S&P Telecom ETF	27,014,413	3,236,662	615,147
SPDR S&P Transportation ETF	130,484,116	53,042,292	7,261,565
SPDR S&P 1500 Value Tilt ETF	4,476,398	—	—
SPDR SSGA US Large Cap Low Volatility Index ETF	16,081,615	7,888,562	1,215,139
SPDR SSGA US Small Cap Low Volatility Index ETF	101,596,384	—	—
SPDR MSCI USA StrategicFactors ETF	3,104,922	—	—
SPDR Wells Fargo Preferred Stock ETF	62,212,144	90,091,078	3,842,219
SPDR FactSet Innovative Technology ETF	6,202,967	—	—
SPDR SSGA Gender Diversity Index ETF	3,174,933	—	—

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes in Net Assets. The table represents the accumulation of a Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transaction. The Funds reclassified these non-taxable gains and losses on the in-kind redemption of Creation Units as an increase or decrease to paid in capital in the Statements of Assets and Liabilities.

7.	Shareholder Transactions

Each Fund issues and redeems its shares, at net asset value, by each fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash, except for certain funds that invest in “To Be Announced” or mortgage-backed securities. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.

8.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2016, SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

As of December 31, 2016, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Russell 3000 ETF	$354,161,108	$45,990,626	$14,974,492	$31,016,134
SPDR Russell 1000 ETF	93,577,903	23,975,251	2,251,718	21,723,533
SPDR Russell 2000 ETF	151,684,247	21,085,616	9,882,779	11,202,837
SPDR Russell 1000 Yield Focus ETF	335,183,123	53,710,587	9,920,016	43,790,571
SPDR Russell 1000 Momentum Focus ETF	360,088,437	39,466,709	4,179,847	35,286,862
SPDR Russell 1000 Low Volatility Focus ETF	367,788,653	46,272,648	9,377,444	36,895,204
SPDR S&P 500 Buyback ETF	7,463,855	841,804	448,815	392,989
SPDR S&P 500 Growth ETF	585,820,235	93,629,216	6,528,401	87,100,815
SPDR S&P 500 Value ETF	263,287,098	34,123,631	7,343,194	26,780,437
SPDR S&P 500 High Dividend ETF	90,644,793	4,859,499	1,691,033	3,168,466
SPDR S&P 500 Fossil Fuel Reserves Free ETF	103,861,911	10,757,546	2,263,626	8,493,920
SPDR S&P 1000 ETF	139,153,965	16,356,530	3,760,187	12,596,343
SPDR S&P 400 Mid Cap Growth ETF	427,002,000	52,370,087	4,844,512	47,525,575
SPDR S&P 400 Mid Cap Value ETF	348,381,065	32,944,981	7,350,286	25,594,695
SPDR S&P 600 Small Cap ETF	538,028,701	135,909,649	28,061,608	107,848,041
SPDR S&P 600 Small Cap Growth ETF	924,163,754	178,960,716	7,731,975	171,228,741
SPDR S&P 600 Small Cap Value ETF	845,755,089	97,780,385	29,623,263	68,157,122
SPDR Global Dow ETF	78,399,640	14,891,119	12,945,836	1,945,283
SPDR Dow Jones REIT ETF	2,856,971,702	510,747,585	54,996,526	455,751,059
SPDR S&P Bank ETF	2,722,613,262	565,781,504	1,562,193	564,219,311
SPDR S&P Capital Markets ETF	78,053,472	8,404,334	4,632,978	3,771,356
SPDR S&P Insurance ETF	774,833,305	85,793,792	3,773,511	82,020,281
SPDR S&P Regional Banking ETF	3,077,140,638	457,252,318	610,684	456,641,634
SPDR Morgan Stanley Technology ETF	458,928,665	114,232,372	7,864,653	106,367,719
SPDR S&P Dividend ETF	11,770,547,515	3,344,742,656	69,208,717	3,275,533,939
SPDR S&P Aerospace & Defense ETF	474,688,706	34,554,318	5,358,194	29,196,124
SPDR S&P Biotech ETF	3,276,303,664	34,018,378	606,385,941	(572,367,563)
SPDR S&P Health Care Equipment ETF	73,533,209	4,828,465	3,512,344	1,316,121
SPDR S&P Health Care Services ETF	122,192,006	5,305,510	25,137,548	(19,832,038)
SPDR S&P Homebuilders ETF	1,277,186,332	9,627,155	123,157,690	(113,530,535)
SPDR S&P Internet ETF	5,163,114	703,659	154,890	548,769
SPDR S&P Metals & Mining ETF	844,542,963	47,309,529	57,544,796	(10,235,267)
SPDR S&P Oil & Gas Equipment & Services ETF	326,857,400	35,381,164	36,676,571	(1,295,407)
SPDR S&P Oil & Gas Exploration & Production ETF	2,548,347,050	16,942,048	190,298,590	(173,356,542)
SPDR S&P Pharmaceuticals ETF	595,757,960	6,845,291	117,672,788	(110,827,497)
SPDR S&P Retail ETF	543,221,996	43,179	97,144,138	(97,100,959)
SPDR S&P Semiconductor ETF	280,495,261	37,499,506	18,691,693	18,807,813
SPDR S&P Software & Services ETF	46,380,743	7,915,793	1,860,825	6,054,968
SPDR S&P Technology Hardware ETF	5,076,873	1,303,350	112,419	1,190,931
SPDR S&P Telecom ETF	50,061,863	4,900,362	1,618,443	3,281,919

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Transportation ETF	$289,596,287	$17,901,629	$17,954,583	$(52,954)
SPDR S&P 1500 Value Tilt ETF	8,478,920	595,761	239,744	356,017
SPDR S&P 1500 Momentum Tilt ETF	16,437,226	2,507,502	199,526	2,307,976
SPDR SSGA US Large Cap Low Volatility Index ETF	73,916,832	2,815,226	791,755	2,023,471
SPDR SSGA US Small Cap Low Volatility Index ETF	182,338,458	14,091,002	2,220,973	11,870,029
SPDR MSCI USA StrategicFactors ETF	12,219,437	905,892	191,201	714,691
SPDR Wells Fargo Preferred Stock ETF	526,623,422	214,929	27,435,284	(27,220,355)
SPDR FactSet Innovative Technology ETF	11,224,052	939,008	486,367	452,641
SPDR SSGA Gender Diversity Index ETF	258,202,740	24,049,446	11,362,430	12,687,016

9.	Securities Lending

Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities’ values. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of December 31, 2016, and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2016:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
SPDR Russell 3000 ETF	$10,306,409	$1,215,249	$9,414,442	$10,629,691
SPDR Russell 1000 ETF	2,672,425	142,131	2,607,769	2,749,900
SPDR Russell 2000 ETF	11,956,620	3,850,055	8,529,012	12,379,067
SPDR S&P 500 Growth ETF	6,023,953	283,500	5,909,324	6,192,824
SPDR S&P 500 Value ETF	2,461,607	54,859	2,472,860	2,527,719
SPDR S&P 1000 ETF	8,278,831	1,312,887	7,190,421	8,503,308
SPDR S&P 400 Mid Cap Growth ETF	28,513,198	3,600,941	25,780,250	29,381,191
SPDR S&P 400 Mid Cap Value ETF	12,482,093	2,797,902	10,020,093	12,817,995

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
SPDR S&P 600 Small Cap ETF	$50,429,855	$7,517,203	$44,296,179	$51,813,382
SPDR S&P 600 Small Cap Growth ETF	77,363,571	14,626,935	64,899,960	79,526,895
SPDR S&P 600 Small Cap Value ETF	46,929,593	10,598,607	37,715,116	48,313,723
SPDR Global Dow ETF	1,214,420	1,254	1,245,197	1,246,451
SPDR Dow Jones REIT ETF	72,529,419	3,902,037	69,617,883	73,519,920
SPDR S&P Bank ETF	84,643,341	—	87,180,046	87,180,046
SPDR S&P Capital Markets ETF	1,155,738	1,203,893	—	1,203,893
SPDR S&P Regional Banking ETF	40,157,924	8,738,477	32,468,195	41,206,672
SPDR Morgan Stanley Technology ETF	54,397,055	2,613,757	53,169,020	55,782,777
SPDR S&P Dividend ETF	794,319,345	107,866,945	704,549,690	812,416,635
SPDR S&P Aerospace & Defense ETF	14,034,423	—	14,300,773	14,300,773
SPDR S&P Biotech ETF	443,106,611	247,199,795	218,054,953	465,254,748
SPDR S&P Health Care Equipment ETF	14,906,805	183,715	14,910,593	15,094,308
SPDR S&P Health Care Services ETF	8,629,925	—	8,838,990	8,838,990
SPDR S&P Homebuilders ETF	102,167,470	46,906,387	57,610,023	104,516,410
SPDR S&P Metals & Mining ETF	50,391,057	44,642,333	11,293,028	55,935,361
SPDR S&P Oil & Gas Equipment & Services ETF	54,542,557	12,937,491	43,144,175	56,081,666
SPDR S&P Oil & Gas Exploration & Production ETF	119,265,211	13,164,845	110,528,443	123,693,288
SPDR S&P Pharmaceuticals ETF	55,441,018	18,011,400	38,420,656	56,432,056
SPDR S&P Retail ETF	23,563,044	3,301,163	20,898,745	24,199,908
SPDR S&P Semiconductor ETF	28,579,584	10,511,054	19,369,713	29,880,767
SPDR S&P Software & Services ETF	8,758,339	663,016	8,349,991	9,013,007
SPDR S&P Telecom ETF	10,825,889	1,361,837	9,879,854	11,241,691
SPDR S&P Transportation ETF	21,882,670	—	22,321,260	22,321,260
SPDR S&P 1500 Value Tilt ETF	514,267	6,709	521,769	528,478
SPDR S&P 1500 Momentum Tilt ETF	1,140,961	18,568	1,156,458	1,175,026
SPDR SSGA US Large Cap Low Volatility Index ETF	3,821,735	—	3,901,525	3,901,525
SPDR SSGA US Small Cap Low Volatility Index ETF	36,105,089	2,841,162	34,290,248	37,131,410
SPDR Wells Fargo Preferred Stock ETF	9,780,143	10,023,208	—	10,023,208

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2016:

SPDR Russell 3000 ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,215,249	$—	$—	$—	$1,215,249

Total Borrowings	$1,215,249	$—	$—	$—	$1,215,249

Gross amount of recognized liabilities for securities lending transactions					$1,215,249

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

SPDR Russell 1000 ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$142,131	$—	$—	$—	$142,131

Total Borrowings	$142,131	$—	$—	$—	$142,131

Gross amount of recognized liabilities for securities lending transactions					$142,131

SPDR Russell 2000 ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$3,847,608	$—	$—	$—	$3,847,608
Rights	2,447	—	—	—	2,447

Total	$3,850,055	$—	$—	$—	$3,850,055

Total Borrowings	$3,850,055	$—	$—	$—	$3,850,055

Gross amount of recognized liabilities for securities lending transactions					$3,850,055

SPDR S&P 500 Growth ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$283,500	$—	$—	$—	$283,500

Total Borrowings	$283,500	$—	$—	$—	$283,500

Gross amount of recognized liabilities for securities lending transactions					$283,500

SPDR S&P 500 Value ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$54,859	$—	$—	$—	$54,859

Total Borrowings	$54,859	$—	$—	$—	$54,859

Gross amount of recognized liabilities for securities lending transactions					$54,859

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

SPDR S&P 1000 ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,312,887	$—	$—	$—	$1,312,887

Total Borrowings	$1,312,887	$—	$—	$—	$1,312,887

Gross amount of recognized liabilities for securities lending transactions					$1,312,887

SPDR S&P 400 Mid Cap Growth ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$3,600,941	$—	$—	$—	$3,600,941

Total Borrowings	$3,600,941	$—	$—	$—	$3,600,941

Gross amount of recognized liabilities for securities lending transactions					$3,600,941

SPDR S&P 400 Mid Cap Value ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$2,797,902	$—	$—	$—	$2,797,902

Total Borrowings	$2,797,902	$—	$—	$—	$2,797,902

Gross amount of recognized liabilities for securities lending transactions					$2,797,902

SPDR S&P 600 Small Cap ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$7,517,203	$—	$—	$—	$7,517,203

Total Borrowings	$7,517,203	$—	$—	$—	$7,517,203

Gross amount of recognized liabilities for securities lending transactions					$7,517,203

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

SPDR S&P 600 Small Cap Growth ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$14,626,935	$—	$—	$—	$14,626,935

Total Borrowings	$14,626,935	$—	$—	$—	$14,626,935

Gross amount of recognized liabilities for securities lending transactions					$14,626,935

SPDR S&P 600 Small Cap Value ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$10,598,607	$—	$—	$—	$10,598,607

Total Borrowings	$10,598,607	$—	$—	$—	$10,598,607

Gross amount of recognized liabilities for securities lending transactions					$10,598,607

SPDR Global Dow ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,254	$—	$—	$—	$1,254

Total Borrowings	$1,254	$—	$—	$—	$1,254

Gross amount of recognized liabilities for securities lending transactions					$1,254

SPDR Dow Jones REIT ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$3,902,037	$—	$—	$—	$3,902,037

Total Borrowings	$3,902,037	$—	$—	$—	$3,902,037

Gross amount of recognized liabilities for securities lending transactions					$3,902,037

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

SPDR S&P Capital Markets ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,203,893	$—	$—	$—	$1,203,893

Total Borrowings	$1,203,893	$—	$—	$—	$1,203,893

Gross amount of recognized liabilities for securities lending transactions					$1,203,893

SPDR S&P Regional Banking ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$8,738,477	$—	$—	$—	$8,738,477

Total Borrowings	$8,738,477	$—	$—	$—	$8,738,477

Gross amount of recognized liabilities for securities lending transactions					$8,738,477

SPDR Morgan Stanley Technology ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$2,613,757	$—	$—	$—	$2,613,757

Total Borrowings	$2,613,757	$—	$—	$—	$2,613,757

Gross amount of recognized liabilities for securities lending transactions					$2,613,757

SPDR S&P Dividend ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$107,866,945	$—	$—	$—	$107,866,945

Total Borrowings	$107,866,945	$—	$—	$—	$107,866,945

Gross amount of recognized liabilities for securities lending transactions					$107,866,945

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

SPDR S&P Biotech ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$247,199,795	$—	$—	$—	$247,199,795

Total Borrowings	$247,199,795	$—	$—	$—	$247,199,795

Gross amount of recognized liabilities for securities lending transactions					$247,199,795

SPDR S&P Health Care Equipment ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$183,715	$—	$—	$—	$183,715

Total Borrowings	$183,715	$—	$—	$—	$183,715

Gross amount of recognized liabilities for securities lending transactions					$183,715

SPDR S&P Homebuilders ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$46,906,387	$—	$—	$—	$46,906,387

Total Borrowings	$46,906,387	$—	$—	$—	$46,906,387

Gross amount of recognized liabilities for securities lending transactions					$46,906,387

SPDR S&P Metals & Mining ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$44,642,333	$—	$—	$—	$44,642,333

Total Borrowings	$44,642,333	$—	$—	$—	$44,642,333

Gross amount of recognized liabilities for securities lending transactions					$44,642,333

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

SPDR S&P Oil & Gas Equipment & Services ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$12,937,491	$—	$—	$—	$12,937,491

Total Borrowings	$12,937,491	$—	$—	$—	$12,937,491

Gross amount of recognized liabilities for securities lending transactions					$12,937,491

SPDR S&P Oil & Gas Exploration & Production ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$13,164,845	$—	$—	$—	$13,164,845

Total Borrowings	$13,164,845	$—	$—	$—	$13,164,845

Gross amount of recognized liabilities for securities lending transactions					$13,164,845

SPDR S&P Pharmaceuticals ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$18,011,400	$—	$—	$—	$18,011,400

Total Borrowings	$18,011,400	$—	$—	$—	$18,011,400

Gross amount of recognized liabilities for securities lending transactions					$18,011,400

SPDR S&P Retail ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$3,301,163	$—	$—	$—	$3,301,163

Total Borrowings	$3,301,163	$—	$—	$—	$3,301,163

Gross amount of recognized liabilities for securities lending transactions					$3,301,163

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

SPDR S&P Semiconductor ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$10,511,054	$—	$—	$—	$10,511,054

Total Borrowings	$10,511,054	$—	$—	$—	$10,511,054

Gross amount of recognized liabilities for securities lending transactions					$10,511,054

SPDR S&P Software & Services ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$663,016	$—	$—	$—	$663,016

Total Borrowings	$663,016	$—	$—	$—	$663,016

Gross amount of recognized liabilities for securities lending transactions					$663,016

SPDR S&P Telecom ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,361,837	$—	$—	$—	$1,361,837

Total Borrowings	$1,361,837	$—	$—	$—	$1,361,837

Gross amount of recognized liabilities for securities lending transactions					$1,361,837

SPDR S&P 1500 Value Tilt ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$6,709	$—	$—	$—	$6,709

Total Borrowings	$6,709	$—	$—	$—	$6,709

Gross amount of recognized liabilities for securities lending transactions					$6,709

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

SPDR S&P 1500 Momentum Tilt ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$18,568	$—	$—	$—	$18,568

Total Borrowings	$18,568	$—	$—	$—	$18,568

Gross amount of recognized liabilities for securities lending transactions					$18,568

SPDR SSGA US Small Cap Low Volatility Index ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$2,841,162	$—	$—	$—	$2,841,162

Total Borrowings	$2,841,162	$—	$—	$—	$2,841,162

Gross amount of recognized liabilities for securities lending transactions					$2,841,162

SPDR Wells Fargo Preferred Stock ETF

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Preferred Stocks	$10,023,208	$—	$—	$—	$10,023,208

Total Borrowings	$10,023,208	$—	$—	$—	$10,023,208

Gross amount of recognized liabilities for securities lending transactions					$10,023,208

10.	Line of Credit

Certain Funds and other affiliated funds (each, a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires October 12, 2017, unless extended or renewed. Prior to October 13, 2016, the Participants could borrow up to $360 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreements. The following Funds participate in the credit facility:

SPDR Russell 3000 ETF

SPDR Russell 1000 ETF

SPDR Russell 2000 ETF

SPDR Russell 1000 Yield Focus ETF

SPDR Russell 1000 Momentum Focus ETF

SPDR Russell 1000 Low Volatility Focus ETF

SPDR S&P 500 Buyback ETF

SPDR S&P 500 Growth ETF

SPDR S&P 500 Value ETF

SPDR S&P 500 High Dividend ETF

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SPDR S&P 1000 ETF

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

SPDR S&P 400 Mid Cap Growth ETF

SPDR S&P 400 Mid Cap Value ETF

SPDR S&P 600 Small Cap ETF

SPDR S&P 600 Small Cap Growth ETF

SPDR S&P 600 Small Cap Value ETF

SPDR Global Dow ETF

SPDR Dow Jones REIT ETF

SPDR S&P Bank ETF

SPDR S&P Capital Markets ETF

SPDR S&P Insurance ETF

SPDR S&P Regional Banking ETF

SPDR Morgan Stanley Technology ETF

SPDR S&P Dividend ETF

SPDR S&P Aerospace & Defense ETF

SPDR S&P Biotech ETF

SPDR S&P Health Care Equipment ETF

SPDR S&P Health Care Services ETF

SPDR S&P Homebuilders ETF

SPDR S&P Internet ETF

SPDR S&P Metals & Mining ETF

SPDR S&P Oil & Gas Equipment & Services ETF

SPDR S&P Oil & Gas Exploration & Production ETF

SPDR S&P Pharmaceuticals ETF

SPDR S&P Retail ETF

SPDR S&P Semiconductor ETF

SPDR S&P Software & Services ETF

SPDR S&P Technology Hardware ETF

SPDR S&P Telecom ETF

SPDR S&P Transportation ETF

SPDR S&P 1500 Value Tilt ETF

SPDR S&P 1500 Momentum Tilt ETF

SPDR SSGA US Large Cap Low Volatility Index ETF

SPDR SSGA US Small Cap Low Volatility Index ETF

SPDR MSCI USA StrategicFactors ETF

SPDR Wells Fargo Preferred Stock ETF

SPDR FactSet Innovative Technology ETF

SPDR SSGA Gender Diversity Index ETF

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate. Prior to October 13, 2016, interest was calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%. The funds had no outstanding loans during the period ended December 31, 2016.

11.	Risks

Concentration of Risk

As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

12. Stock Splits

The Board authorized a 2-for-1 share split for the SPDR Morgan Stanley Technology ETF, SPDR S&P Aerospace & Defense ETF, SPDR S&P Health Care Equipment ETF, SPDR S&P Health Care Services ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF, SPDR S&P Software & Services ETF, and SPDR S&P Transportation ETF effective after the close of trading on September 8, 2015 for shareholders of record on September 8, 2015. The impact of the stock split was to increase the number of shares outstanding by a factor of 2, while decreasing the NAV per share by a factor of 2, resulting in no effect to the net assets of the aforementioned Funds. The Board approved a 3-for-1 share split for the SPDR S&P Biotech ETF effective after the close of trading on September 8, 2015 for shareholders of record on September 8, 2015. The impact of the stock split was to increase the number of shares outstanding by a factor of 3, while decreasing the NAV per share by a factor of 3, resulting in no effect to the net assets of the aforementioned Funds. The financial statements and financial highlights of the aforementioned Funds have been adjusted to reflect the stock splits.

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

13.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR SERIES TRUST

OTHER INFORMATION

December 31, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2016 to December 31, 2016.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Russell 3000 ETF	0.10%	$1,087.40	$0.53	$1,024.70	$0.51
SPDR Russell 1000 ETF	0.10	1,079.90	0.52	1,024.70	0.51
SPDR Russell 2000 ETF	0.11	1,186.80	0.61	1,024.70	0.56
SPDR Russell 1000 Yield Focus ETF	0.20	1,109.40	1.06	1,024.20	1.02
SPDR Russell 1000 Momentum Focus ETF	0.20	1,070.10	1.04	1,024.20	1.02
SPDR Russell 1000 Low Volatility Focus ETF	0.20	1,061.20	1.04	1,024.20	1.02
SPDR S&P 500 Buyback ETF	0.36	1,144.10	1.95	1,023.40	1.84
SPDR S&P 500 Growth ETF	0.15	1,051.80	0.78	1,024.40	0.77
SPDR S&P 500 Value ETF	0.15	1,104.20	0.80	1,024.40	0.77
SPDR S&P 500 High Dividend ETF	0.12	1,065.70	0.62	1,024.60	0.61
SPDR S&P 500 Fossil Fuel Reserves Free ETF	0.20	1,078.80	1.05	1,024.20	1.02
SPDR S&P 1000 ETF	0.10	1,149.20	0.54	1,024.70	0.51
SPDR S&P 400 Mid Cap Growth ETF	0.15	1,085.30	0.79	1,024.40	0.77
SPDR S&P 400 Mid Cap Value ETF	0.15	1,146.30	0.81	1,024.40	0.77
SPDR S&P 600 Small Cap ETF	0.15	1,190.40	0.83	1,024.40	0.77
SPDR S&P 600 Small Cap Growth ETF	0.15	1,174.40	0.82	1,024.40	0.77

SPDR SERIES TRUST

OTHER INFORMATION (continued)

December 31, 2016 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR S&P 600 Small Cap Value ETF	0.15%	$1,206.20	$0.83	$1,024.40	$0.77
SPDR Global Dow ETF	0.50	1,103.20	2.65	1,022.70	2.55
SPDR Dow Jones REIT ETF	0.25	961.00	1.24	1,023.90	1.28
SPDR S&P Bank ETF	0.35	1,437.70	2.15	1,023.40	1.79
SPDR S&P Capital Markets ETF	0.35	1,254.70	1.99	1,023.40	1.79
SPDR S&P Insurance ETF	0.35	1,176.00	1.92	1,023.40	1.79
SPDR S&P Regional Banking ETF	0.35	1,456.40	2.17	1,023.40	1.79
SPDR Morgan Stanley Technology ETF	0.35	1,155.00	1.90	1,023.40	1.79
SPDR S&P Dividend ETF	0.35	1,040.60	1.80	1,023.40	1.79
SPDR S&P Aerospace & Defense ETF	0.35	1,143.50	1.89	1,023.40	1.79
SPDR S&P Biotech ETF	0.35	1,093.80	1.85	1,023.40	1.79
SPDR S&P Health Care Equipment ETF	0.35	1,052.00	1.81	1,023.40	1.79
SPDR S&P Health Care Services ETF	0.35	917.90	1.69	1,023.40	1.79
SPDR S&P Homebuilders ETF	0.35	1,012.50	1.78	1,023.40	1.79
SPDR S&P Internet ETF	0.36	1,104.40	1.91	1,023.40	1.84
SPDR S&P Metals & Mining ETF	0.35	1,255.00	1.99	1,023.40	1.79
SPDR S&P Oil & Gas Equipment & Services ETF	0.35	1,194.80	1.94	1,023.40	1.79
SPDR S&P Oil & Gas Exploration & Production ETF	0.35	1,195.60	1.94	1,023.40	1.79
SPDR S&P Pharmaceuticals ETF	0.35	937.40	1.71	1,023.40	1.79
SPDR S&P Retail ETF	0.35	1,057.90	1.82	1,023.40	1.79
SPDR S&P Semiconductor ETF	0.35	1,265.60	2.00	1,023.40	1.79
SPDR S&P Software & Services ETF	0.35	1,084.10	1.84	1,023.40	1.79
SPDR S&P Technology Hardware ETF	0.36	1,201.50	2.00	1,023.40	1.84
SPDR S&P Telecom ETF	0.35	1,194.90	1.94	1,023.40	1.79
SPDR S&P Transportation ETF	0.35	1,241.30	1.98	1,023.40	1.79
SPDR S&P 1500 Value Tilt ETF	0.13	1,132.60	0.70	1,024.60	0.66
SPDR S&P 1500 Momentum Tilt ETF	0.12	1,045.30	0.62	1,024.60	0.61
SPDR SSGA US Large Cap Low Volatility Index ETF	0.12	1,016.80	0.61	1,024.60	0.61
SPDR SSGA US Small Cap Low Volatility Index ETF	0.12	1,228.90	0.67	1,024.60	0.61
SPDR MSCI USA StrategicFactors ETF	0.15	1,063.30	0.78	1,024.40	0.77
SPDR Wells Fargo Preferred Stock ETF	0.45	943.30	2.20	1,022.90	2.29
SPDR FactSet Innovative Technology ETF	0.45	1,084.00	2.36	1,022.90	2.29
SPDR SSGA Gender Diversity Index ETF	0.20	1,050.20	1.03	1,024.20	1.02

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

SPDR SERIES TRUST

OTHER INFORMATION (continued)

December 31, 2016 (Unaudited)

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at http://www.spdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

SPDR Series Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Bruce S. Rosenberg, Treasurer

Ann Carpenter, Vice President; Deputy Treasurer

Michael P. Riley, Vice President

Chad C. Hallett, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Dan Foley, Assistant Treasurer

Christopher A. Madden, Secretary

Patricia A. Morisette, Assistant Secretary

Brian Harris, Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer

Joshua A. Weinberg, Chief Legal Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor

State Street Global Markets, LLC

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

111 Pennsylvania Avenue NW

Washington, DC 20006

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

SPDR® Series Trust — Equity Funds

For more complete information, please call 866.787.2257 or

visit www.spdrs.com today.

State Street Global Advisors

State Street Financial Center

One Lincoln Street

Boston, MA 02111

ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.

The Russell 1000® Index, Russell 2000® Index, Russell 3000® Index, and Russell Small Cap Completeness® Index are trademarks of Russell Investment Group and have been licensed for use by State Street Bank and Trust Company through its State Street Global Advisors Division. The Products are not sponsored, endorsed, sold or promoted by Russell Investment Group and Russell Investment Group makes no representation regarding the advisability of investing in the Product.

Barclays is a trademark of Barclays, Inc. and has been licensed for use in connection with the listing and trading of the SPDR Barclays ETFs. SPDR Barclays ETFs are not sponsored by, endorsed, sold or promoted by Barclays, Inc. and Barclays makes no representation regarding the advisability of investing in them.

Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.

DoubleLine is a registered trademark of DoubleLine Capital LP.

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500, SPDR S&P MidCap 400 and SPDR Dow Jones Industrial Average, each an unit investment trust. ALPS Portfolio Solutions Distributor, Inc. is distributor for The Select Sector SPDR Trust. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are not affiliated with State Street Global Markets, LLC.

Distributor: State Street Global Markets, LLC is the distributor for all registered products on behalf of the adviser. SSGA Funds Management has retained GSO Capital Partners, Nuveen Asset Management, Massachusetts Financial Services Company & DoubleLine Capital LP as sub-advisers for certain series of the Trust.

Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.

Not FDIC Insured. No Bank Guarantee. May Lose Value.

© 2016 State Street Corporation - All Rights Reserved SPDREQTYSAR

Item 2. Code of Ethics.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 6. Investments.

(a)	A Schedule of Investments for each series of the registrant is included as a part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) In the registrant’s second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the registrant’s internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	March 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	March 7, 2017

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	March 7, 2017